As filed with the Securities and Exchange Commission on April 27, 2005
                                              Commission File Nos. 333-70472
                                                                   811-08664

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER
THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.                               [   ]

Post-Effective Amendment No. 16                           [ X ]

                                     and/or

REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 68                                          [ X ]

                      Jackson National Separate Account - I
                           (Exact Name of Registrant)

                     Jackson National Life Insurance Company
                               (Name of Depositor)

                    1 Corporate Way, Lansing, Michigan 48951
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including Area Code: (517) 381-5500

                               Thomas J. Meyer, Esq.
              Senior Vice President, Secretary and General Counsel
                     Jackson National Life Insurance Company
                                 1 Corporate Way
                                Lansing, MI 48951
                     (Name and Address of Agent for Service)

                                    Copy to:
                        John S. (Scott) Kreighbaum, Esq.
                     Jackson National Life Insurance Company
                                 1 Corporate Way
                                Lansing, MI 48951


It is  proposed   that  this   filing  will  become   effective

         immediately upon filing pursuant to paragraph (b)
----
 X       on May 2, 2005 pursuant to paragraph (b)
----
         60 days after filing pursuant to paragraph (a)(1)
----
         on (date) pursuant to paragraph (a)(1) of Rule 485
----
If appropriate, check the following box:

         This post-effective amendment designates a new effective date for a
----     previously filed post-effective amendment.

Title of Securities Being Registered
         Variable Portion of Deferred Variable Annuity Contracts

                                PERSPECTIVE II(R)

              FLEXIBLE PREMIUM FIXED AND VARIABLE DEFERRED ANNUITY

                                    ISSUED BY
             JACKSON NATIONAL LIFE INSURANCE COMPANY(R) AND THROUGH
                      JACKSON NATIONAL SEPARATE ACCOUNT - I

THE DATE OF THIS PROSPECTUS IS MAY 2, 2005, which states the information about the separate account, the Contract, and Jackson National you should know before investing. This information is meant to help you decide if the Contract will meet your needs. Please carefully read this prospectus and any related documents and keep everything together for future reference. Additional information about the separate account can be found in the statement of additional information
(SAI) dated May 2, 2005 that is available upon request without charge. To obtain a copy, contact us at our:

                           ANNUITY SERVICE CENTER
                           P.O. BOX 17240
                           DENVER, COLORADO 80217-0240
                           1-800-766-4683
                           WWW.JNL.COM


This prospectus also describes a variety of optional features, not all of which may be available at the time you are interested in purchasing a Contract, as we reserve the right to prospectively restrict availability of the optional features. Broker-dealers selling the Contracts may limit the availability of an optional feature. Ask your representative about what optional features are or are not offered. If a particular optional feature that interests you is not offered, you may want to contact another broker-dealer to explore its availability. In addition, not all optional features may be available in combination with other optional features, as we also reserve the right to prospectively restrict the availability to elect certain features if certain other optional features have been elected. We reserve the right to limit the number of Contracts that you may purchase. Please confirm with us or your representative that you have the most current prospectus and supplements to the prospectus that describe the availability and any restrictions on the optional features.


Expenses for a Contract with a Contract Enhancement will be higher than those for a Contract without a Contract Enhancement, and in some cases the amount of a Contract Enhancement may be more than offset by those expenses.


We offer other variable annuity products with different product features, benefits and charges. In some states, you may purchase the Contract through our automated electronic transmission/order ticket verification procedure. Ask your representative about availability and the details.

The SAI is incorporated by reference into this prospectus, and its table of contents begins on page 71. The prospectus and SAI are part of the registration statement that we filed with the Securities and Exchange Commission (SEC) about this securities offering. The registration statement, material incorporated by reference, and other information is available on the website the SEC maintains (http://www.sec.gov) regarding registrants that make electronic filings.

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NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THE SECURITIES OFFERED THROUGH THIS PROSPECTUS DISCLOSURE. IT IS A CRIMINAL OFFENSE TO REPRESENT OTHERWISE. WE DO NOT INTEND FOR THIS PROSPECTUS TO BE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THIS IS NOT PERMITTED.
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o Not FDIC/NCUA insured o Not Bank/CU guaranteed o May lose value o Not a deposit o Not insured by any federal agency
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"JNL(R)," "Jackson National(R)" and "Jackson National Life(R)" are trademarks of Jackson National Life Insurance Company.

"Standard & Poor's(R),"  "S&P(R)," "S&P 500(R)"  "Standard & Poor's 500," "500,"
"Standard & Poor's MidCap 400" and "S&P MidCap 400" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Jackson National Life Insurance Company. These Funds are not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in these Funds. The JNL/Mellon Capital Management The S&P(R) 10 Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in this Fund. Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P.

"Dow Jones," "Dow Jones Industrial AverageSM," "DJIASM," "The DowSM" and "The Dow 10SM Index" are service marks of Dow Jones & Company, Inc. (Dow Jones) and have been licensed for use for certain purposes by Jackson National Life
Insurance Company. Dow Jones has no relationship to the annuity and Jackson National Life Insurance Company, other than the licensing of the Dow Jones Industrial Average (DJIA) and its service marks for use in connection with the JNL/Mellon Capital Management The DowSM 10 Fund. Please see Appendix A for additional information. The JNL/Mellon Capital Management The DowSM 10 Fund is not sponsored, endorsed, sold or promoted by Dow Jones, and Dow Jones makes no representation regarding the advisability of investing in such product.

The Product(s) is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc. (including its affiliates) (Nasdaq, with its affiliates, are referred to as the CORPORATIONS). The Corporations have not passed on the legality or suitability of or the accuracy or adequacy of descriptions and disclosures relating to the Product(s). The Corporations make no representation or warranty, express or implied to the owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 Index(R) to track general stock market performance. The Corporations' only relationship to Jackson National Life Insurance Company (LICENSEE) is in the licensing of the Nasdaq-100(R), Nasdaq-100 Index(R) and Nasdaq(R) trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index(R) which is determined, composed and calculated by Nasdaq without regard to Licensee or the Product(s). Nasdaq has no obligation to take the needs of the Licensee or the owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 Index(R). The Corporations are not responsible for and have not participated in the determination of the timing of, prices at or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S) OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

"The  Nasdaq-100(R),"   "Nasdaq-100  Index(R),"  "Nasdaq  Stock  Market(R)"  and
"Nasdaq" are trade or service marks of The Nasdaq, Inc. (which with its affiliates are the "Corporations") and have been licensed for use by Jackson National Life Insurance Company. The JNL/Mellon Capital Management Nasdaq(R) 15 Fund has not passed on the Corporations as to its legality or suitability. The JNL/Mellon Capital Management Nasdaq(R) 15 Fund is not issued, endorsed, sponsored, managed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE JNL/MELLON CAPITAL MANAGEMENT NASDAQ(R) 15 FUND.

"Value Line(R)," "The Value Line Investment Survey" and "Value Line TimelinessTM Ranking System" are trademarks of Value Line Securities, Inc. or Value Line Publishing, Inc. that have been licensed to Jackson National Life Insurance Company. The JNL/Mellon Capital Management Value Line(R) 25 Fund is not sponsored, recommended, sold or promoted by Value Line Publishing, Inc., Value Line, Inc. or Value Line Securities, Inc. ("Value Line"). Value Line makes no representation regarding the advisability of investing in the JNL/Mellon Capital Management Value Line(R) 25 Fund. Jackson National Life Insurance Company is not affiliated with any Value Line Company.

   THE CONTRACT MAKES AVAILABLE FOR INVESTMENT FIXED AND VARIABLE OPTIONS. THE VARIABLE OPTIONS ARE INVESTMENT DIVISIONS OF THE SEPARATE ACCOUNT, EACH OF WHICH INVESTS IN ONE OF THE FOLLOWING FUNDS - ALL CLASS A SHARES (THE "FUNDS"):

JNL SERIES TRUST

JNL/AIM Large Cap Growth Fund
JNL/AIM REAL ESTATE FUND
JNL/AIM Small Cap Growth Fund
JNL/Alger Growth Fund
JNL/Eagle Core Equity Fund
JNL/Eagle SmallCap Equity Fund
JNL/FMR Balanced Fund
JNL/FMR Capital Growth Fund
JNL/FRANKLIN TEMPLETON SMALL CAP VALUE FUND
JNL/GOLDMAN SACHS MID CAP VALUE FUND

JNL/JPMORGAN INTERNATIONAL EQUITY FUND (FORMERLY, JNL/PUTNAM INTERNATIONAL EQUITY FUND)
JNL/JPMorgan International Value Fund
JNL/Lazard Mid Cap Value Fund
JNL/Lazard Small Cap Value Fund
JNL/Mellon Capital Management S&P 500 Index Fund
JNL/Mellon Capital Management S&P 400 MidCap Index Fund
JNL/Mellon Capital Management Small Cap Index Fund
JNL/Mellon Capital Management International Index Fund
JNL/Mellon Capital Management Bond Index Fund
JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund
JNL/Oppenheimer Global Growth Fund
JNL/Oppenheimer Growth Fund
JNL/PIMCO Total Return Bond Fund
JNL/Putnam Equity Fund
JNL/Putnam Midcap Growth Fund
JNL/Putnam Value Equity Fund
JNL/Salomon Brothers High Yield Bond Fund
JNL/Salomon Brothers Strategic Bond Fund
JNL/Salomon Brothers U.S. Government & Quality Bond Fund
JNL/Select Balanced Fund
JNL/Select Global Growth Fund
JNL/Select Large Cap Growth Fund
JNL/Select Money Market Fund
JNL/Select Value Fund
JNL/T. ROWE PRICE ESTABLISHED GROWTH FUND (THE JNL/ALLIANCE CAPITAL GROWTH FUND MERGED INTO THIS FUND, EFFECTIVE MAY 2, 2005)
JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/T. Rowe Price Value Fund
JNL/S&P Managed Conservative Fund
JNL/S&P Managed Moderate Fund
JNL/S&P Managed Moderate Growth Fund
JNL/S&P Managed Growth Fund
JNL/S&P Managed Aggressive Growth Fund


JNL VARIABLE FUND LLC

JNL/Mellon Capital Management The DowSM 10 Fund
JNL/Mellon Capital Management The S&P(R) 10 Fund
JNL/Mellon Capital Management Global 15 Fund
JNL/Mellon Capital Management 25 Fund
JNL/Mellon Capital Management Select Small-Cap Fund
JNL/Mellon Capital Management JNL 5 Fund

JNL/MELLON CAPITAL MANAGEMENT NASDAQ(R) 15 FUND (FORMERLY, JNL/MELLON CAPITAL
  MANAGEMENT NASDAQ(R) 15 FUND)
JNL/Mellon Capital Management Value Line(R) 25 Fund
JNL/Mellon Capital Management VIP Fund
JNL/Mellon Capital Management Communications Sector Fund
JNL/Mellon Capital Management Consumer Brands Sector Fund
JNL/Mellon Capital Management Financial Sector Fund
JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND (FORMERLY, JNL/MELLON
  CAPITAL MANAGEMENT PHARMACEUTICAL/HEALTHCARE SECTOR FUND)
JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND (FORMERLY, JNL/MELLON
  CAPITAL MANAGEMENT ENERGY SECTOR FUND)
JNL/Mellon Capital Management Technology Sector Fund



HIGHLIGHTED ARE THE FUNDS THAT ARE NEWLY AVAILABLE, RECENTLY UNDERWENT NAME CHANGES, OR WERE SUBJECT TO A MERGER, AS MAY BE EXPLAINED IN THE ACCOMPANYING PARENTHETICAL. THE FUNDS ARE NOT THE SAME MUTUAL FUNDS THAT YOU WOULD BUY THROUGH YOUR STOCKBROKER OR A RETAIL MUTUAL FUND. THE PROSPECTUSES FOR THE FUNDS ARE ATTACHED TO THIS PROSPECTUS.

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                                TABLE OF CONTENTS


GLOSSARY..........................................................................................................2


KEY FACTS.........................................................................................................3

FEES AND EXPENSES TABLES..........................................................................................4

THE ANNUITY CONTRACT.............................................................................................11

JACKSON NATIONAL.................................................................................................11

THE FIXED ACCOUNT................................................................................................12

THE SEPARATE ACCOUNT.............................................................................................13

INVESTMENT DIVISIONS.............................................................................................14

CONTRACT CHARGES.................................................................................................22

PURCHASES........................................................................................................31

TRANSFERS AND FREQUENT TRANSFER RESTRICTIONS.....................................................................35

TELEPHONE AND INTERNET TRANSACTIONS..............................................................................37

ACCESS TO YOUR MONEY.............................................................................................38

INCOME PAYMENTS (THE INCOME PHASE)...............................................................................48

DEATH BENEFIT....................................................................................................53

TAXES............................................................................................................62

OTHER INFORMATION................................................................................................66

PRIVACY POLICY...................................................................................................69

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION.....................................................71


APPENDIX A (about Dow Jones)....................................................................................A-1

APPENDIX B (about Contract Enhancement recapture charges).......................................................B-1

APPENDIX C (GMWB examples)......................................................................................C-1

APPENDIX D (5% for Life GMWB examples)..........................................................................D-1

APPENDIX E (additional 5% for Life GMWB examples)...............................................................E-1

APPENDIX F (4% for Life GMWB examples)..........................................................................F-1

APPENDIX G (additional 4% for Life GMWB examples)...............................................................G-1

APPENDIX H (Accumulation Unit values)...........................................................................H-1


                                    GLOSSARY

THESE TERMS ARE CAPITALIZED WHEN USED THROUGHOUT THIS PROSPECTUS BECAUSE THEY HAVE SPECIAL MEANING. IN READING THIS PROSPECTUS, PLEASE REFER BACK TO THIS GLOSSARY IF YOU HAVE ANY QUESTIONS ABOUT THESE TERMS.

ACCUMULATION UNIT - a unit of measure we use to calculate the value in an Investment Division prior to the Income Date.

ANNUITANT - the natural person on whose life annuity payments for this Contract are based. The Contract allows for the naming of joint annuitants. Any reference to the Annuitant includes any joint Annuitant.

ANNUITY UNIT - a unit of measure we use in calculating the value of a variable annuity payment on and after the Income Date.

BENEFICIARY - the natural person or legal entity designated to receive any Contract benefits upon the Owner's death. The Contract allows for the naming of multiple beneficiaries.

COMPLETED YEAR - the succeeding twelve months from the date on which we receive a premium payment.

CONTRACT - the individual deferred variable and fixed annuity contract and any optional endorsements you may have selected.

CONTRACT ANNIVERSARY - each one-year anniversary of the Contract's Issue Date.

CONTRACT ENHANCEMENT - a credit that we will make to each premium payment you make during the first Contract Year.


CONTRACT VALUE - the sum of your allocations between the Contract's Investment Divisions and Fixed Account.


CONTRACT YEAR - the succeeding twelve months from a Contract's Issue Date and every anniversary.
EXCESS INTEREST ADJUSTMENT - an adjustment to the Contract Value allocated to the Fixed Account that is withdrawn, transferred, or annuitized before the end of the period.


FIXED ACCOUNT - part of our General Account to which the Contract Value you allocate is guaranteed to earn a stated rate of return over the specified period.


GENERAL ACCOUNT - the General Account includes all our assets, including any Contract Value you allocate to the Fixed Account, which are available to our creditors.

GOOD ORDER - when our administrative requirements are met for any requested action or change, including that we have received sufficient supporting documentation.

INCOME DATE - the date on which you begin receiving annuity payments.

ISSUE DATE - the date your Contract is issued.


INVESTMENT DIVISION - one of multiple variable options of the Separate Account to allocate your Contract's value, each of which exclusively invests in a different available Fund. The Investment Divisions are called variable because the return on investment is not guaranteed.


JACKSON NATIONAL, JNL, WE, OUR, OR US - Jackson National Life Insurance Company. (We do not capitalize "we," "our," or "us" in the prospectus.)

OWNER, YOU OR YOUR - the natural person or legal entity entitled to exercise all rights and privileges under the Contract. Usually, but not always, the Owner is the Annuitant. The Contract allows for the naming of joint owners. (We do not capitalize "you" or "your" in the prospectus.) Any reference to the Owner includes any joint Owner.

SEPARATE ACCOUNT - Jackson National Separate Account - I.

                                    KEY FACTS

THE IMMEDIATELY FOLLOWING TWO SECTIONS BRIEFLY INTRODUCE THE CONTRACT (AND ITS BENEFITS AND FEATURES) AND ITS COSTS; HOWEVER, PLEASE CAREFULLY READ THE WHOLE PROSPECTUS AND ANY RELATED DOCUMENTS BEFORE PURCHASING THE CONTRACT TO BE SURE THAT IT WILL MEET YOUR NEEDS.

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          ALLOCATION OPTIONS

          The Contract makes available Investment Divisions and a Fixed Account for allocation of your premium payments and Contract Value. For more information about the fixed options, please see "THE FIXED ACCOUNT" beginning on page 12. For more information about the Investment Divisions, please see "INVESTMENT DIVISIONS" beginning on page 14.

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          INVESTMENT PURPOSE

          The Contract is intended to help you save for retirement or another long-term investment purpose. The Contract is designed to provide tax deferral on your earnings, if it is not issued under a qualified retirement plan. Qualified plans confer their own tax deferral. For more information, please see "TAXES" beginning on page 62.

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          FREE LOOK

          If you change your mind about having purchased the Contract, you may return it without penalty. There are conditions and time and other limitations depending on where you live. For more information, please see "Free Look" beginning on page 67. In some states, we are required to hold the premiums of a senior citizen in the Fixed Account during the free look period, unless we are specifically directed to allocate the premiums to the Investment Divisions. State laws vary; your free look rights will depend on the laws of the state in which you purchased the Contract.


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          PURCHASES

          There are minimum and maximum premium requirements. You may elect to receive a credit on your premium payments during the first Contract Year, subject to fees, conditions and limitations. The Contract also has a premium protection option, namely the Capital Protection Program. For more information, please see "PURCHASES" beginning on page 31.

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          WITHDRAWALS

          Before the Income Date, there are a number of ways to access your Contract Value, generally subject to a charge or adjustment, particularly during the early Contract Years. There are also a number of optional withdrawal benefits available. The Contract has a free withdrawal provision and waives the charges and adjustments in the event of some unforeseen emergencies. For more information, please see "ACCESS TO YOUR MONEY" beginning on page 38.

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          INCOME PAYMENTS

          There are a number of income options available, including an optional, guaranteed minimum income benefit. For more information, please see "INCOME PAYMENTS (THE INCOME PHASE)" beginning on page 48.

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          DEATH BENEFIT

          The Contract has a death benefit that becomes payable if you die before the Income Date. There are also a number of optional death benefits available. For more information, please see "DEATH BENEFIT" beginning on page 53.

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                            FEES AND EXPENSES TABLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN PURCHASING, OWNING AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU PURCHASE THE CONTRACT, SURRENDER THE CONTRACT OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.

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                           OWNER TRANSACTION EXPENSES

Front-end Sales Load...........................................................................................None

Maximum Withdrawal Charge (as a percentage of premium surrendered, if applicable) 1............................8.5%

Maximum Contract Enhancement Recapture Charge (as a percentage of the corresponding first year premium payments withdrawn if an optional Contract Enhancement is selected) 2................................................4%

Maximum Premium Taxes (as a percentage of each premium payment) 3..............................................3.5%

Commutation Fee: If you make a total withdrawal from your Contract after income payments have commenced under income option 4, or if after your death during the period for which payments are guaranteed to be made under income option 3 your Beneficiary elects to receive a lump sum payment, the amount received will be reduced by an amount equal to the difference between the present value of any remaining guaranteed payments (as of the date of calculation) calculated using a discount rate that is (a) equal to the rate assumed in calculating the initial income payment and (b) no more than 1% higher than (a).

Transfer Charge (per transfer after 15 in a Contract Year) 4....................................................$25

Expedited Delivery Charge 5..................................................................................$22.50
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1    There may be a withdrawal charge on these withdrawals of Contract Value:
     withdrawals in excess of the free withdrawal amounts; withdrawals under a tax-qualified Contract that exceed the minimum distribution requirements of the Internal Revenue Code; withdrawals in excess of the free withdrawal amount to meet the minimum distribution requirements of a tax-qualified
     Contract purchased with contributions from a nontaxable transfer, after the Owner's death, of an Individual Retirement Annuity (IRA), or to meet the minimum distribution requirements of a Roth IRA annuity; a total withdrawal; and withdrawals on an Income Date that is within one year of the Issue Date. The withdrawal charge is a schedule lasting seven Completed
     Years, and there are two optional withdrawal charge schedules (that are shorter) available:


         Completed Years Since
              Receipt of Premium            0        1        2        3        4       5        6        7+
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         Base Withdrawal Charge             8.5%     8%       7%       6%       5%      4%       2%       0
         Optional Five-year Schedule        8%       7%       6%       4%       2%      0        0        0
         Optional Three-year Schedule       7.5%     6.5%     5%       0        0       0        0        0

2 Contract Enhancements are subject to recapture charges. There may be a recapture charge on these withdrawals of Contract Value with a Contract
     Enhancement: if the Contract is returned during the free look period;
     withdrawals in excess of the free withdrawal amounts; withdrawals that exceed the minimum distribution requirements of the Internal Revenue Code;
     a total withdrawal; and withdrawals on an Income Date that is within the recapture charge schedule. The recapture charge schedule is based on Completed Years and depends on your Contract Enhancement:

         Completed Years Since
              Receipt of Premium            0        1        2        3        4       5        6        7+
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         With 2% Credit                     2%       2%       1.25%    1.25%    0.5%    0        0        0
         With 3% Credit                     3%       3%       2%       2%       2%      1%       1%       0
         With 4% Credit                     4%       4%       2.5%     2.5%     2.5%    1.25%    1.25%    0


3    Premium taxes generally range from 0 to 3.5% and vary by state.

4 We do not count transfers in conjunction with dollar cost averaging, automatic rebalancing, and periodic automatic transfers.

5 For overnight delivery on Saturday; otherwise, the overnight delivery charge is $10 for withdrawals. We also charge $20 for wire transfers in connection with withdrawals.

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING THE FUNDS' FEES AND EXPENSES.

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                                PERIODIC EXPENSES

FOR BASE CONTRACT

Annual Contract Maintenance Charge 6............................................................................$35

Separate Account Annual Expenses (as an annual percentage of the average daily account value of the Investment
   Divisions).................................................................................................1.25%

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         Mortality And Expense Risk Charge 7...........................................................1.10%
         Administration Charge 8.......................................................................0.15%
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              Total Separate Account Annual Expenses...................................................1.25%
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FOR OPTIONAL ENDORSEMENTS (AS AN ANNUAL PERCENTAGE OF THE AVERAGE DAILY ACCOUNT
   VALUE OF THE INVESTMENT DIVISIONS, UNLESS OTHERWISE NOTED) (YOU MAY ONLY
   SELECT ONE OF EACH GROUPING, UNLESS OTHERWISE NOTED) 9

Earnings Protection Benefit Maximum Annual Charge.............................................................0.30%

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4% Contract Enhancement Maximum Annual Charge 10..............................................................0.56%
3% Contract Enhancement Maximum Annual Charge 10..............................................................0.42%
2% Contract Enhancement Maximum Annual Charge 11.............................................................0.395%
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Guaranteed Minimum Income Benefit (GMIB) Maximum Annual Charge 12.............................................0.60%
7% Guaranteed Minimum Withdrawal Benefit (GMWB) Maximum Annual Charge 13......................................0.70%
5% For Life GMWB Maximum Annual Charge 14.....................................................................1.30%
4% For Life GMWB Maximum Annual Charge 15.....................................................................0.85%
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Five-year Withdrawal Schedule Maximum Annual Charge...........................................................0.30%
Three-year Withdrawal Schedule Maximum Annual Charge..........................................................0.45%
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20% Additional Free Withdrawal Maximum Annual Charge..........................................................0.30%

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5% Roll-up Death Benefit Maximum Annual Charge 16.............................................................0.45%
4% Roll-up Death Benefit Maximum Annual Charge................................................................0.30%
Highest Anniversary Value Death Benefit Maximum Annual Charge 17..............................................0.25%
Combination 5% Roll-up and Highest Anniversary Value Death Benefit Maximum Annual Charge 18...................0.55%
Combination 4% Roll-up and Highest Anniversary Value Death Benefit Maximum Annual Charge......................0.40%
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     Total Separate Account Annual Expenses With The Most Expensive Optional Endorsements 19...........4.41%
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6 This charge is waived on Contract Value of $50,000 or more. This charge is deducted proportionally from your allocations to the Investment Divisions and Fixed Account either annually (on your Contract Anniversary) or in conjunction with a total withdrawal, as applicable.


7    This charge is 1.00% on Contracts issued before May 3, 2004.

8 This charge is waived on initial premiums of $1,000,000 or more, but we may reverse the waiver and reinstate the Administrative Charge if your withdrawals during the first year of the Contract cause the Contract Value to drop below $1,000,000.

9 Some optional endorsements are only available to select when purchasing the Contract and once purchased cannot be canceled. The 4% and 3% Contract
     Enhancements and the Three-year Withdrawal Schedule are NOT available if you select the 20% Additional Free Withdrawal endorsement and vice versa.
     Also, you may NOT select both the Guaranteed Minimum Income Benefit and any Guaranteed Minimum Withdrawal Benefits.

10   This charge lasts for the first seven Contract Years.

11   This charge lasts for the first five Contract Years.


12   On a calendar quarter basis, the charge is 0.15% of the GMIB Benefit Base.
     For Contracts with Issue Dates before May 3, 2004, the charge is 0.10% of the GMIB Benefit Base. The charge is deducted each calendar quarter and upon termination of the GMIB from the Investment Divisions and the Fixed
     Account on a pro rata basis. When deducted from the Investment Divisions, it is not part of the unit value calculations, but rather is deducted by means of a cancellation of units. For more information, including the definition of the GMIB Benefit Base, please see "Guaranteed Minimum Income
     Benefit" beginning on page 49.

13 The current charge is 0.40%. But if you selected this optional endorsement before October 4, 2004, the current charge is 0.35%, which increases to 0.55% upon "step-up." For more information, please see "7% Guaranteed
     Minimum Withdrawal Benefit" beginning on page 41.

14 The charge depends on the Owner's age, or the age of the older Owner in the case of joint Owners, on the Contract's Issue Date (or the date this optional endorsement is selected, if different). For an Owner between the ages of: 60 and 64; 65 and 69; 70 and 74; and 75 and 80 - the maximum annual charge is: 1.30%; 0.85%; 0.60%; and 0.50%, respectively. Meanwhile, for the same age groups, the current charges are: 0.90%; 0.60%; 0.50%; and 0.40%, respectively. For more information, please see "5% For Life
     Guaranteed Minimum Withdrawal Benefit" beginning on page 45.

15 The charge depends on the Owner's age, or the age of the older Owner in the case of joint Owners, on the Contract's Issue Date (or the date this optional endorsement is selected, if different). For an Owner between the ages of: 50 and 54; 55 and 59; 60 and 64; 65 and 69; 70 and 74; and 75 and
     80 - the maximum annual charge is: 0.85%; 0.65%; 0.50%; 0.35%; 0.30%; and
     0.20%, respectively. Meanwhile, for the same age groups, the current charges are: 0.65%; 0.50%; 0.35%; 0.25%; 0.20%; and 0.15%, respectively.
     For more information, please see "4% For Life Guaranteed Minimum Withdrawal
     Benefit" beginning on page 46.


16 Depending on the Issue Date of your Contract, we may have referred to this optional endorsement as the "5% Compounded Death Benefit Endorsement," and the charge may be less.

17 Depending on the Issue Date of your Contract, we may have referred to this optional endorsement as the "Maximum Anniversary Value Death Benefit
     Endorsement," and the charge may be less.

18 Depending on the Issue Date of your Contract, we may have referred to this optional endorsement as the "Combination Death Benefit Endorsement," and the charge may be less.

19 If you were to select these optional endorsements, based on the maximum annual charges: Earnings Protection Benefit; 4% Contract Enhancement; 5%
     For Life GMWB; Three-year Withdrawal Schedule; and Combination 5% Roll-up and Highest Anniversary Value Death Benefit.



THE NEXT TABLES SHOW THE MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES
CHARGED BY THE FUNDS AND THE EXPENSES CHARGED BY ALL OF THE FUNDS, WHICH YOU
WILL PAY DURING THE TIME YOUR MONEY IS ALLOCATED TO THE CORRESPONDING INVESTMENT
DIVISION. PLEASE REFER TO THE JNL SERIES TRUST AND JNL VARIABLE FUND LLC
PROSPECTUSES FOR MORE INFORMATION ON THE FUNDS, INCLUDING INVESTMENT OBJECTIVES,
PERFORMANCE AND INFORMATION ON THE ADVISER AND ADMINISTRATOR, JACKSON NATIONAL
ASSET MANAGEMENT, LLC(R), AND THE SUB-ADVISERS.

--------------------------------------------------------------------------------
                      TOTAL ANNUAL FUND OPERATING EXPENSES

Expenses that are deducted from Fund assets, including management and administration fees, 12b-1 service fees and other expenses:

                                 Minimum: 0.60%

                                 Maximum: 1.35%
--------------------------------------------------------------------------------



                        FUND OPERATING EXPENSES
            (AS AN ANNUAL PERCENTAGE OF THE FUND'S AVERAGE
                           DAILY NET ASSETS)
                                                                          MANAGEMENT                     OTHER           ANNUAL
                                                                             AND          SERVICE       EXPENSES       OPERATING
                               FUND NAME                                 ADMIN FEE A    (12B-1) FEE        B            EXPENSES
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/AIM Large Cap Growth C                                               0.81%             0.20%         0.01%           1.02%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/AIM Real Estate                                                      0.80%             0.20%         0.01%           1.01%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/AIM Small Cap Growth                                                 0.95%             0.20%         0.01%           1.16%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/Alger Growth D                                                       0.83%             0.20%         0.01%           1.04%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/Eagle Core Equity                                                    0.75%             0.20%         0.01%           0.96%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/Eagle SmallCap Equity                                                0.85%             0.20%         0.01%           1.06%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/FMR Balanced E                                                       0.80%             0.20%         0.01%           1.01%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/FMR Capital Growth E                                                 0.80%             0.20%         0.01%           1.01%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/Franklin Templeton Small Cap Value                                   0.95%             0.20%         0.01%           1.16%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/Goldman Sachs Mid Cap Value                                          0.85%             0.20%         0.01%           1.06%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/JPMorgan International Equity E, F                                   0.88%             0.20%         0.01%           1.09%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/JPMorgan International Value F                                       0.88%             0.20%         0.01%           1.09%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/Lazard Mid Cap Value C                                               0.82%             0.20%         0.01%           1.03%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/Lazard Small Cap Value C                                             0.85%             0.20%         0.01%           1.06%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/Mellon Capital Management S&P 500 Index                              0.39%             0.20%         0.01%           0.60%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/Mellon Capital Management S&P 400 MidCap Index                       0.39%             0.20%         0.01%           0.60%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/Mellon Capital Management Small Cap Index                            0.39%             0.20%         0.01%           0.60%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/Mellon Capital Management International Index                        0.45%             0.20%         0.01%           0.66%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/Mellon Capital Management Bond Index                                 0.40%             0.20%         0.01%           0.61%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/Mellon Capital Management Enhanced S&P 500 Stock Index G             0.56%             0.20%         0.01%           0.77%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/Oppenheimer Global Growth                                            0.85%             0.20%         0.01%           1.06%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/Oppenheimer Growth                                                   0.80%             0.20%         0.01%           1.01%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/PIMCO Total Return Bond                                              0.60%             0.20%         0.01%           0.81%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/Putnam Equity E                                                      0.78%             0.20%         0.01%           0.99%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/Putnam Midcap Growth                                                 0.85%             0.20%         0.01%           1.06%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/Putnam Value Equity E                                                0.75%             0.20%         0.01%           0.96%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/Salomon Brothers High Yield Bond H                                   0.60%             0.20%         0.01%           0.81%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/Salomon Brothers Strategic Bond                                      0.73%             0.20%         0.01%           0.94%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/Salomon Brothers U.S. Government & Quality Bond                      0.58%             0.20%         0.01%           0.79%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/Select Balanced                                                      0.59%             0.20%         0.01%           0.80%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/Select Global Growth I                                               0.88%             0.20%         0.01%           1.09%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/Select Large Cap Growth I                                            0.78%             0.20%         0.01%           0.99%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/Select Money Market                                                  0.40%             0.20%         0.01%           0.61%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/Select Value                                                         0.65%             0.20%         0.01%           0.86%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/T. Rowe Price Established Growth C                                   0.70%             0.20%         0.01%           0.91%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/T. Rowe Price Mid-Cap Growth                                         0.81%             0.20%         0.01%           1.02%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/T. Rowe Price Value C                                                0.77%             0.20%         0.01%           0.98%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/S&P Managed Conservative J                                           0.18%             0.00%         0.00%           0.18%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/S&P Managed Moderate J                                               0.18%             0.00%         0.00%           0.18%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/S&P Managed Moderate Growth J                                        0.17%             0.00%         0.01%           0.18%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/S&P Managed Growth J                                                 0.16%             0.00%         0.01%           0.17%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/S&P Managed Aggressive Growth J                                      0.18%             0.00%         0.00%           0.18%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/Mellon Capital Management The DowSM 10 K                             0.44%             0.20%         0.01%           0.65%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/Mellon Capital Management The S&P(R) 10 K                            0.45%             0.20%         0.01%           0.66%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/Mellon Capital Management Global 15 K                                0.50%             0.20%         0.01%           0.71%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/Mellon Capital Management 25 K                                       0.44%             0.20%         0.01%           0.65%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/Mellon Capital Management Select Small-Cap K                         0.45%             0.20%         0.00%           0.65%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/Mellon Capital Management JNL 5                                      0.51%             0.20%         0.01%           0.72%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/Mellon Capital Management Nasdaq(R) 15                               0.52%             0.20%         0.04%           0.76%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/Mellon Capital Management Value Line(R) 25                           0.52%             0.20%         0.15%           0.87%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/Mellon Capital Management VIP                                        0.52%             0.20%         0.04%           0.76%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/Mellon Capital Management Communications Sector K                    0.52%             0.20%         0.01%           0.73%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/Mellon Capital Management Consumer Brands Sector K                   0.52%             0.20%         0.00%           0.72%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/Mellon Capital Management Financial Sector K                         0.52%             0.20%         0.00%           0.72%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/Mellon Capital Management Healthcare Sector K                        0.52%             0.20%         0.01%           0.73%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/Mellon Capital Management Oil & Gas Sector K                         0.51%             0.20%         0.01%           0.72%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------
JNL/Mellon Capital Management Technology Sector K                        0.52%             0.20%         0.00%           0.72%
------------------------------------------------------------------------ ------------- --------------- --------------- -------------



A Certain Funds pay Jackson National Asset Management, LLC, the administrator, an administrative fee for certain services provided to the Fund by the administrator. The JNL/Select Global Growth Fund, the JNL/JPMorgan International Equity Fund, the JNL/JPMorgan International Value Fund, the JNL/Oppenheimer Global Growth Fund and all of the JNL/Mellon Capital Management Funds except the JNL/Mellon Capital Management S&P 500 Index Fund, JNL/Mellon Capital Management S&P 400 MidCap Index Fund, JNL/Mellon Capital Management Small Cap Index Fund, JNL/Mellon Capital Management Bond Index Fund, JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund and the JNL/Mellon Capital Management Global 15 Fund pay an administrative fee of 0.15%; the JNL/Mellon Capital Management Global 15 Fund pays an administrative fee of 0.20%; the five JNL/S&P Funds pay an administrative fee of 0.05%; the other Funds pay an administrative fee of 0.10%. The Management and Administrative Fee and the Annual
     Operating Expenses columns in this table reflect the inclusion of any applicable administrative fee.

B Other Expenses include trading expenses including brokerage commissions, interest and taxes, other non-operating expenses, licensing costs, a portion of the Chief Compliance Officer costs, directors and officers insurance, the fees and expenses of the disinterested Trustees/Managers and of independent legal counsel to the disinterested Trustees/Managers.

C A reduction in advisory fee took place on January 1, 2005. These estimates are based on the Fund's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes.

D A reduction in advisory fee took place on July 1, 2004. These estimates are based on the Fund's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes.

E A reduction in advisory fee took place on May 1, 2004. These estimates are based on the Fund's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes.

F A reduction in advisory fee took place on May 2, 2005. These estimates are based on the Fund's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes.

G A reduction in advisory fee took place on February 17, 2004. These estimates are based on the Fund's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes.

H Effective October 4, 2004, the JNL/Salomon Brothers High Yield Bond fees were changed to reflect the fees of the JNL/PPM America High Yield Bond Fund. These estimates are based on the Fund's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes.

I This fee reflects a reduction in connection with the approval of Wellington as the new sub-adviser to the Fund. These estimates are based on the Fund's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes.

J UNDERLYING FUND EXPENSES. The expenses shown above are the annual operating expenses for the JNL/S&P Funds. Because the JNL/S&P Funds invest in other Funds of the JNL Series Trust, the JNL/S&P Funds will indirectly bear its pro rata share of fees and expenses of the underlying Funds in addition to the expenses shown.

     The total annual operating expenses for each JNL/S&P Fund (including both the annual operating expenses for the JNL/S&P Funds and the annual operating expenses for the underlying Funds) could range from 0.77 % to 1.35% (this range reflects an investment in the Funds with the lowest and highest Annual Operating Expenses). The table below shows estimated total annual operating expenses for each of the JNL/S&P Funds based on the pro rata share of expenses that the JNL/S&P Funds would bear if they invested in a hypothetical mix of underlying Funds. The administrator believes the expenses shown below to be a likely approximation of the expenses the JNL/S&P Funds will incur based on the actual mix of underlying Funds. The expenses shown below include both the annual operating expenses for the JNL/S&P Fund and the annual operating expenses for the underlying Funds. The actual expenses of each JNL/S&P Fund will be based on the actual mix of underlying Funds in which it invests. The actual expenses may be greater or less than those shown.

         JNL/S&P Managed Conservative Fund........................  1.013%
         JNL/S&P Managed Moderate Fund............................  1.050%
         JNL/S&P Managed Moderate Growth Fund.....................  1.098%
         JNL/S&P Managed Growth Fund .............................  1.142%
         JNL/S&P Managed Aggressive Growth Fund ..................  1.160%

K This fee reflects a reduction in connection with the approval of Mellon Capital as the new sub-adviser to the Fund which took place on February 18, 2004. These estimates are based on the Fund's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes.


         EXAMPLES. These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts.


         Each of the examples assumes that you invest $10,000 in the Contract for the time periods indicated, and that your investment has a 5% return each year. Neither transfer fees nor premium tax charges are reflected in the examples. Your actual costs may be higher or lower than the costs shown in the examples.

         The following examples include the maximum fees and expenses of any of the Funds and the cost if you select the most expensive combination of optional endorsements: Earnings Protection Benefit; 4% Contract Enhancement; 5% For Life GMWB (using the maximum possible charge (at age 60)); Three-year Withdrawal Schedule; and Combination 5% Roll-up and Highest Anniversary Value Death Benefit. That a charge under the Contract is reduced, or stops being deducted, after so many years is not reflected. Based on these assumptions, your costs would be:


         If you do not surrender your Contract or if you begin receiving income payments from your Contract after the first year:


         1 YEAR            3 YEARS          5 YEARS           10 YEARS
         $599              $1,782           $2,948            $5,631


         If you surrender your Contract at the end of each time period:


         1 YEAR            3 YEARS          5 YEARS           10 YEARS
         $1,749            $2,532           $3,198            $5,631


         The following examples include minimum fees and expenses of any of the Funds and the cost for just the base Contract (no optional endorsements). Based on these assumptions, your costs would be:

         If you do not surrender your Contract or if you begin receiving income payments from your Contract after the first year:


         1 YEAR            3 YEARS          5 YEARS           10 YEARS
         $190              $588             $1,011            $2,190


         If you surrender your Contract at the end of each time period:


         1 YEAR            3 YEARS          5 YEARS           10 YEARS
         $1,040            $1,288           $1,511            $2,190


         EXPLANATION OF THE FEES AND EXPENSES TABLES AND EXAMPLES. The purpose of the Fees and Expenses Tables and examples is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. The examples reflect the expenses of the Separate Account and the funds. Premium taxes may also apply. The examples also reflect the annual contract maintenance charge, which is determined by dividing the total amount of such charges collected during the calendar year by the total market value of the Investment Divisions and the Fixed Account. A withdrawal charge is imposed on income payments that occur within one year of the date the Contract is issued.

         THE EXAMPLES DO NOT REPRESENT PAST OR FUTURE EXPENSES. THE ACTUAL EXPENSES THAT YOU INCUR MAY BE GREATER OR LESS THAN THOSE SHOWN.


         FINANCIAL STATEMENTS. You can find the financial statements of the Separate Account and Jackson National in the Statement of Additional Information. The financial statements of Jackson National that are included should be considered only as bearing upon the company's ability to meet its contractual obligations under the Contracts. Jackson National's financial statements do not bear on the future investment experience of the assets held in the Separate Account. To obtain a copy free of charge, contact us at our Annuity Service Center. Our contact information is on the cover page of this prospectus.

         CONDENSED FINANCIAL INFORMATION. The value of an Accumulation Unit is determined on the basis of changes in the per share value of an underlying fund and Separate Account charges for the base Contract and the various combinations of optional endorsements. Please see Appendix H for more information about Accumulation Unit values.


                              THE ANNUITY CONTRACT

         Your Contract is a contract between you, the Owner, and us. Your Contract is intended to help facilitate your retirement savings on a tax-deferred basis, or other long-term investment purposes, and provides for a death benefit. Purchases under tax-qualified plans should be made for other than tax deferral reasons. Tax-qualified plans provide tax deferral that does not rely on the purchase of an annuity contract. We will generally not issue a Contract to someone older than age 90. Optional benefits may have different requirements, as noted.

         You may allocate your Contract Value to

               o our Fixed Account, as may be made available by us, or as may be otherwise limited by us,

               o our Indexed Fixed Option, as may be made available by us, or as may be otherwise limited by us, or to

               o Investment Divisions of the Separate Account that invest in underlying Funds.

         Your Contract, like all deferred annuity contracts, has two phases:

               o the ACCUMULATION PHASE, when you make premium payments to us, and

               o    the INCOME PHASE, when we make income payments to you.


          As the Owner, you can exercise all the rights under your Contract. You can assign your Contract at any time during your lifetime, but we will not be bound until we receive written notice of the assignment (there is an assignment form). We reserve the right to refuse an assignment, and an assignment may be a taxable event. With Contracts with the 5% or 4% For Life GMWB, your ability to change ownership is limited. Please contact our Annuity Service Center for help and more information.

         The Contract is a flexible premium fixed and variable deferred annuity and may be issued as either an individual or a group contract. Contracts issued in your state may provide different features and benefits than those described in this prospectus. This prospectus provides a general description of the Contracts. Your Contract and any endorsements are the controlling documents. In those states where Contracts are issued as group contracts, references throughout the prospectus to "Contract(s)" shall also mean "certificate(s)."


                                JACKSON NATIONAL

         We are a stock life insurance company organized under the laws of the state of Michigan in June 1961. Our legal domicile and principal business address is 1 Corporate Way, Lansing, Michigan 48951. We are admitted to conduct life insurance and annuity business in the District of Columbia and all states except New York. We are ultimately a wholly owned subsidiary of Prudential plc (London, England).

         We issue and administer the Contracts and the Separate Account. We maintain records of the name, address, taxpayer identification number and other pertinent information for each Owner, the number and type of Contracts issued to each Owner and records with respect to the value of each Contract.

         We are working to provide documentation electronically. When this program is available, we will, as permitted, forward documentation electronically. Please contact us at our Annuity Service Center for more information.

                                THE FIXED ACCOUNT


         Contract Value that you allocate to a Fixed Account option will be placed with other assets in our General Account. The Fixed Account is not registered with the SEC, and the SEC does not review the information we provide to you about it. Disclosures regarding the Fixed Account, however, may be subject to the general provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. Both the availability of the Fixed Account options, and transfers into and out of the Fixed Account, may be subject to contractual and administrative requirements. For more information, please see the application, check with the registered representative helping you to purchase the Contract, or contact us at our Annuity Service Center.


         Each Fixed Account option offers a base interest rate that we established and will credit to your Contract Value in the Fixed Account for a specified period (currently, one, three, five or seven years), subject to availability (and we reserve the right, in our sole discretion, to limit or suspend availability of the Fixed Account options), so long as the Contract Value in the Fixed Account is not withdrawn, transferred, or annuitized until the end of the specified period. The base interest rate is subject to your Contract's Fixed Account minimum interest rate, which will be 2% a year, credited daily, during the first ten Contract Years and 3% a year, credited daily, afterwards. Depending on the Issue Date of your Contract, however, the Fixed Account minimum interest rate may be 3% a year, credited daily, in all Contract Years. Subject to these minimum requirements, we may declare different base interest rates at different times.


         Your Contract Value in the Fixed Account may be subject to an "Excess Interest Adjustment" and a withdrawal charge, however, if you decide to withdraw or transfer your Contract Value allocated to the Fixed Account, or if you annuitize the Contract, before the end of the specified period. The Excess Interest Adjustment depends on the base interest rate that was available when you allocated Contract Value to a Fixed Account option versus the base interest rate available for allocations to the same Fixed Account option at the time of withdrawal, transfer, or annuitization. If your base interest rate is higher than the base interest rate available for allocations to the same Fixed Account option at the time of withdrawal, transfer, or annuitization, then the Excess Interest Adjustment will increase your Contract Value, and vice versa. However, there will be no Excess Interest Adjustment when the base interest rate available for allocations to the same Fixed Account option at the time of the withdrawal, transfer, or annuitization is less than your base interest rate by 0.5% or less. Also, there is no Excess Interest Adjustment on: the one-year Fixed Account option; death benefit proceed payments; payments pursuant to a life contingent income option or an income option resulting in payments spread over at least five years; amounts withdrawn for Contract charges; and free withdrawals. In no event will the Excess Interest Adjustment reduce the Contract Value below the minimum interest rate applicable to your Contract.


         Whenever a specified period ends, you will have 30 days to transfer or withdraw the Contract Value in the Fixed Account option, and there will not be an Excess Interest Adjustment. If you do nothing, then after 30 days, the Contract Value that remains in that Fixed Account option will be subject to another specified period of the same duration, subject to availability, and provided that that specified period will not extend beyond the Income Date. Otherwise, the next closest specified period, or the one-year Fixed Account option (if there is one year or less until the Income Date), will apply.

         You may allocate premiums to the one-year Fixed Account option, but we may require that the amount in the one-year Fixed Account (including any Contract Enhancement) be automatically transferred on a monthly basis in equal installments to your choice of Investment Division within 12 months of the date we received the premium, so that at the end of the period, all amounts in the one-year Fixed Account will have been transferred. The amount will be determined based on the amount allocated to the one-year Fixed Account and the base interest rate. Charges, withdrawals and additional transfers taken from the one-year Fixed Account will shorten the length of time it takes to deplete the account balance. These automatic transfers will not count against the 15 free transfers in a Contract year.

         Interest will continue to be credited daily on the account balance remaining in the one-year Fixed Account as funds are automatically transferred into your choice of Investment Divisions. However, the effective yield over the 12-month automatic transfer period will be less than the base interest rate, as it will be applied to a declining balance in the one-year Fixed Account.


         The three-, five-, and seven-year Fixed Account options are not available on Contracts with the 3% or 4% Contract Enhancement purchased BETWEEN JUNE 4, 2003 AND AUGUST 17, 2003, and on Contracts with the 2% Contract Enhancement purchased BETWEEN JULY 14, 2003 AND AUGUST 17, 2003.

         The DCA+ FIXED ACCOUNT, IF AVAILABLE, offers a fixed interest rate that we guarantee for a period of up to one year in connection with dollar-cost-averaging transfers to one or more of the Investment Divisions or systematic transfers to other Fixed Account options. From time to time, we will offer special enhanced rates on the DCA+ Fixed Account. DCA+ Fixed Account is only available for new premiums.


         The INDEXED FIXED OPTION, IF AVAILABLE, offers an interest rate that is guaranteed to be at least 3% per year and may be higher based on changes in the S&P 500 Composite Stock Price Index. If you make a withdrawal prior to the end of the specified term, however, the value of your Indexed Fixed Option will be the amount allocated to the Indexed Fixed Option accumulated at 3% per year, less any amounts cancelled or withdrawn for charges, deductions or withdrawals, any tax due, and any withdrawal charges. The Indexed Fixed Option is described in your Contract and supplementary materials your JNL Representative can provide you. The Indexed Fixed Option is not available if you select the Three-Year Withdrawal Charge Period option.

                              THE SEPARATE ACCOUNT

         We established the Separate Account on June 14, 1993, pursuant to the provisions of Michigan law. The Separate Account is a separate account and a unit investment trust under federal securities law and is registered as an investment company with the SEC.

         The assets of the Separate Account legally belong to us and the obligations under the Contracts are our obligations. However, we are not allowed to use the Contract assets in the Separate Account to pay our liabilities arising out of any other business we may conduct. All of the income, gains and losses resulting from these assets (whether or not realized) are credited to or charged against the Contracts and not against any other Contracts we may issue.

         The Separate Account is divided into Investment Divisions. We do not guarantee the investment performance of the Separate Account or any of its Investment Divisions.

                              INVESTMENT DIVISIONS


         You may allocate your Contract Value to no more than 18 Investment Divisions and the Fixed Account at any one time. Each Investment Division purchases the shares of one underlying fund (mutual fund portfolio) that has its own investment objective. The Investment Divisions are designed to offer the potential for a higher return than the Fixed Account options. HOWEVER, THIS IS NOT GUARANTEED. IT IS POSSIBLE FOR YOU TO LOSE YOUR CONTRACT VALUE ALLOCATED TO ANY OF THE INVESTMENT DIVISIONS. If you allocate Contract Values to the Investment Divisions, the amounts you are able to accumulate in your Contract during the accumulation phase depends upon the performance of the Investment Divisions you select. The amount of the income payments you receive during the income phase also will depend, in part, on the performance of the Investment Divisions you choose for the income phase.



         THE NAMES OF THE FUNDS THAT ARE AVAILABLE, ALONG WITH THE NAMES OF THE ADVISERS AND SUB-ADVISERS AND A BRIEF STATEMENT OF EACH INVESTMENT OBJECTIVE, ARE BELOW:


--------------------------------------------------------------------------------

                                JNL SERIES TRUST

--------------------------------------------------------------------------------

JNL/AIM LARGE CAP GROWTH FUND
     Jackson National Asset Management, LLC (and AIM Capital Management, Inc.)

         Seeks long-term growth of capital by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of large-capitalization companies.

--------------------------------------------------------------------------------
JNL/AIM REAL ESTATE FUND
     Jackson National Asset Management, LLC (and AIM Capital Management, Inc.)

         Seeks high total return by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in real estate and real estate-related companies.

--------------------------------------------------------------------------------
JNL/AIM SMALL CAP GROWTH FUND
     Jackson National Asset Management, LLC (and AIM Capital Management, Inc.)

         Seeks long-term growth of capital by normally investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of small-cap companies.

--------------------------------------------------------------------------------
JNL/ALGER GROWTH FUND
     Jackson National Asset Management, LLC (and Fred Alger Management, Inc.)

         Seeks long-term capital appreciation by investing at least 65% of its total assets in a diversified portfolio of equity securities - common stock, preferred stock, and securities convertible into or exchangeable for common stock - of large companies which trade on U.S. exchanges or in the U.S. over-the-counter market.

--------------------------------------------------------------------------------
JNL/EAGLE CORE EQUITY FUND
     Jackson National Asset Management, LLC (and Eagle Asset Management, Inc.)

         Seeks long-term capital appreciation and, secondarily, current income by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of common stock of U.S. companies that meet the criteria for one of three separate equity strategies: the growth equity strategy, the value equity strategy and the equity income strategy.

--------------------------------------------------------------------------------
JNL/EAGLE SMALLCAP EQUITY FUND
     Jackson National Asset Management, LLC (and Eagle Asset Management, Inc.)

         Seeks long-term capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities of U.S. companies with market capitalizations in the range of securities represented by the Russell 2000(R) Index.

--------------------------------------------------------------------------------
JNL/FMR BALANCED FUND
     Jackson National Asset Management, LLC (and Fidelity Management & Research Company)

         Seeks income and capital growth, consistent with reasonable risk by investing 60% of its assets in securities and the remainder in bonds and other debt securities.

--------------------------------------------------------------------------------
JNL/FMR CAPITAL GROWTH FUND
     Jackson National Asset Management, LLC (and Fidelity Management & Research Company)

         Seeks long-term growth of capital by investing in securities issued by medium-sized companies.


--------------------------------------------------------------------------------

JNL/FRANKLIN TEMPLETON SMALL CAP VALUE FUND
     Jackson National Asset Management, LLC (and Franklin Advisory Services,
     LLC)

         Seeks long-term total return by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of small-capitalization companies.

--------------------------------------------------------------------------------
JNL/GOLDMAN SACHS MID CAP VALUE FUND
     Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P.)

         Seeks long-term capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of securities in mid-cap issuers with public stock market capitalizations within the range of market capitalization of companies constituting the Russell Midcap(R) Value Index at the time of investing.

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JNL/JPMORGAN INTERNATIONAL EQUITY FUND
     Jackson National Asset Management, LLC (and J.P. Morgan Investment Management, Inc.)

         Seeks long-term total growth of capital by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio consisting primarily of common stocks of non-U.S. companies. The Fund invests in foreign securities that the sub-adviser believes offer significant potential for long-term appreciation.

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JNL/JPMORGAN INTERNATIONAL VALUE FUND
     Jackson National Asset Management, LLC (and J.P. Morgan Investment Management, Inc.)

         Seeks high total return from a portfolio of equity securities of foreign companies in developed and, to a lesser extent, developing markets.

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JNL/LAZARD MID CAP VALUE FUND
     Jackson National Asset Management, LLC (and Lazard Asset Management)

         Seeks capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a non-diversified portfolio of equity securities of U.S. companies with market capitalizations in the range of companies represented in the Russell Mid Cap Index and that the sub-adviser believes are undervalued based on their return on equity.

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JNL/LAZARD SMALL CAP VALUE FUND
     Jackson National Asset Management, LLC (and Lazard Asset Management)

         Seeks capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a non-diversified portfolio of equity securities of U.S. companies with market capitalizations in the range of companies represented by the Russell 2000(R) Index that the sub-adviser believes are undervalued based on their return on equity.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 500 INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks to match the performance of the S&P 500(R) Index to provide long-term capital growth by investing in large-capitalization company securities.

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JNL/MELLON CAPITAL MANAGEMENT S&P 400 MIDCAP INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks to match the performance of the S&P 400(R) Index to provide long-term capital growth by investing in equity securities of medium capitalization-weighted domestic corporations.

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JNL/MELLON CAPITAL MANAGEMENT SMALL CAP INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks to match the performance of the Russell 2000(R) Index to provide long-term growth of capital by investing in equity securities of small- to mid-size domestic corporations.

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JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks to match the performance of the Morgan Stanley Capital International Europe Australasia Far East Free Index to provide long-term capital growth by investing in international equity securities attempting to match the characteristics of each country within the index.

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JNL/MELLON CAPITAL MANAGEMENT BOND INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks to match the performance of the Lehman Brothers Aggregate Bond Index to provide a moderate rate of income by investing in domestic fixed-income investments.

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JNL/MELLON CAPITAL MANAGEMENT ENHANCED S&P 500 STOCK INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks to exceed the performance of the S&P 500 Index by tilting towards stocks having higher expected return while maintaining overall index characteristics.

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JNL/OPPENHEIMER GLOBAL GROWTH FUND
     Jackson National Asset Management, LLC (and OppenheimerFunds, Inc.)

         Seeks capital appreciation by investing primarily in common stocks of companies in the U.S. and foreign countries. The Fund can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets.

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JNL/OPPENHEIMER GROWTH FUND
     Jackson National Asset Management, LLC (and OppenheimerFunds, Inc.)

         Seeks capital appreciation by investing mainly in common stocks of "growth companies." The Fund currently focuses on stocks of companies having a large capitalization (currently more than $12 billion) or mid-capitalization ($2 billion to $12 billion), but this focus could change over time as well as the companies the Fund considers to be currently large- and mid-capitalization.

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JNL/PIMCO TOTAL RETURN BOND FUND
     Jackson National Asset Management, LLC (and Pacific Investment Management Company LLC)

         Seeks maximum total return, consistent with the preservation of capital and prudent investment management, by normally investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of investment-grade, fixed-income securities of U.S. and foreign issuers such as government, corporate, mortgage- and other asset-backed securities and cash equivalents.

--------------------------------------------------------------------------------
JNL/PUTNAM EQUITY FUND
     Jackson National Asset Management, LLC (and Putnam Investment Management, Inc.)

         Seeks long-term capital growth by investing primarily in a diversified portfolio of common stock of domestic, large-capitalization companies. However, the Fund may also invest in preferred stocks, bonds, convertible preferred stock and convertible debentures if the sub-adviser believes that they offer the potential for capital appreciation.

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JNL/PUTNAM MIDCAP GROWTH FUND
     Jackson National Asset Management, LLC (and Putnam Investment Management, Inc.)

         Seeks capital appreciation by investing mainly in common stocks of U.S. mid-capitalization companies of a similar size to those in the Russell MidCap(R) Growth Index, with a focus on growth stocks which are stocks whose earnings the sub-adviser believes are likely to grow faster than the economy as a whole.

--------------------------------------------------------------------------------
JNL/PUTNAM VALUE EQUITY FUND
     Jackson National Asset Management, LLC (and Putnam Investment Management, Inc.)

         Seeks capital growth, with income as a secondary objective, by investing primarily in a diversified portfolio of equity securities of domestic, large-capitalization companies. At least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) will be invested, under normal market conditions, in equity securities.

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JNL/SALOMON BROTHERS HIGH YIELD BOND FUND
     Jackson National Asset Management, LLC (and Salomon Brothers Asset Management Inc.)

         Seeks to maximize current income, with capital appreciation as a secondary objective, by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in high-yield, high-risk debt securities ("junk bonds") and related investments and may invest in securities of foreign insurers.

--------------------------------------------------------------------------------
JNL/SALOMON BROTHERS STRATEGIC BOND FUND
     Jackson National Asset Management, LLC (and Salomon Brothers Asset Management Inc.)

         Seeks a high level of current income, with capital appreciation as a secondary objective, by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a globally diverse portfolio of fixed-income investments.

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JNL/SALOMON BROTHERS U.S. GOVERNMENT & QUALITY BOND FUND
     Jackson National Asset Management, LLC (and Salomon Brothers Asset Management Inc.)

         Seeks a high level of current income by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in: (i) U.S. Treasury obligations; (ii) obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government which are backed by their own credit and may not be backed by the full faith and credit of the U.S. Government; and (iii) mortgage-backed securities guaranteed by the Government National Mortgage Association that are supported by the full faith and credit of the U.S. Government.

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JNL/SELECT BALANCED FUND
     Jackson National Asset Management, LLC (and Wellington Management Company,
     LLP)

         Seeks reasonable income and long-term capital growth by investing primarily in a diversified portfolio of common stock and investment grade fixed-income securities, but may also invest up to 15% of its assets in foreign equity and fixed income securities.

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JNL/SELECT GLOBAL GROWTH FUND
     Jackson National Asset Management, LLC (and Wellington Management Company,
     LLP)

         Seeks long-term growth of capital by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities of foreign and domestic issuers.

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JNL/SELECT LARGE CAP GROWTH FUND
     Jackson National Asset Management, LLC (and Wellington Management Company,
     LLP)

         Seeks long-term growth of capital by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of common stocks of large U.S. companies selected for their growth potential.


--------------------------------------------------------------------------------

JNL/SELECT MONEY MARKET FUND
     Jackson National Asset Management, LLC (and Wellington Management Company,
     LLP)

         Seeks a high level of current income as is consistent with the preservation of capital and maintenance of liquidity by investing in high quality, short-term money market instruments.

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JNL/SELECT VALUE FUND
     Jackson National Asset Management, LLC (and Wellington Management Company,
     LLP)

         Seeks long-term growth of capital by investing at least 65% of its total assets in common stocks of domestic companies, focusing on companies with large market capitalizations. Using a value approach, the fund seeks to invest in stocks that are undervalued relative to other stocks.

--------------------------------------------------------------------------------
JNL/T. ROWE PRICE ESTABLISHED GROWTH FUND
     Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)

         Seeks long-term growth of capital and increasing dividend income by investing primarily in a diversified portfolio of common stocks of well-established U.S. growth companies.

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JNL/T. ROWE PRICE MID-CAP GROWTH FUND
     Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)

         Seeks long-term growth of capital by normally investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of common stocks of medium-sized (mid-cap) U.S. companies which the sub-adviser expects to grow at a faster rate than the average company.

--------------------------------------------------------------------------------
JNL/T. ROWE PRICE VALUE FUND
     Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)

         Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective. In taking a value approach to investment selection, at least 65% of its total assets will be invested in common stocks the portfolio manager regards as undervalued.

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JNL/S&P MANAGED CONSERVATIVE FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, Inc.)

         Seeks capital growth and current income by investing in Class A Shares of a diversified group of other Funds of the JNL Series Trust and JNL Variable Fund LLC that invest in equity and fixed income securities.

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JNL/S&P MANAGED MODERATE FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, Inc.)

         Seeks capital growth, with current income as a secondary objective, by investing in Class A Shares of a diversified group of other Funds of the JNL Series Trust and JNL Variable Fund LLC that invest in equity and fixed income securities.

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JNL/S&P MANAGED MODERATE GROWTH FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, Inc.)

         Seeks capital growth and current income by investing in Class A Shares of a diversified group of other Funds of the JNL Series Trust and JNL Variable Fund LLC that invest in equity and fixed income securities.

--------------------------------------------------------------------------------
JNL/S&P MANAGED GROWTH FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, Inc.)

         Seeks capital growth, with current income as a secondary objective, by investing in Class A Shares of a diversified group of other Funds of the JNL Series Trust and JNL Variable Fund LLC that invest in equity and fixed income securities.

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JNL/S&P MANAGED AGGRESSIVE GROWTH FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, Inc.)

         Seeks capital growth by investing in Class A Shares of a diversified group of other Funds of the JNL Series Trust and JNL Variable Fund LLC that invest in equity and fixed income securities.

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                              JNL VARIABLE FUND LLC

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JNL/MELLON CAPITAL MANAGEMENT THE DOWSM 10 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.


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JNL/MELLON CAPITAL MANAGEMENT THE S&P(R) 10 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.


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JNL/MELLON CAPITAL MANAGEMENT GLOBAL 15 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.


--------------------------------------------------------------------------------

JNL/MELLON CAPITAL MANAGEMENT 25 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.


--------------------------------------------------------------------------------

JNL/MELLON CAPITAL MANAGEMENT SELECT SMALL-CAP FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through capital appreciation.


--------------------------------------------------------------------------------

JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.


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JNL/MELLON CAPITAL MANAGEMENT NASDAQ(R) 15 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return by investing in the common stocks of companies that are expected to have a potential for capital appreciation.

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JNL/MELLON CAPITAL MANAGEMENT VALUE LINE(R) 25 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks capital appreciation by investing in 25 of the 100 common stocks that Value Line(R) gives a #1 ranking for TimelinessTM.


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JNL/MELLON CAPITAL MANAGEMENT VIP FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return by investing in the common stocks of companies that are identified by a model based on six separate specialized strategies.

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JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.


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JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.


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JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.

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JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.


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JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.


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JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.

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         The investment objectives and policies of certain Funds are similar to the investment objectives and policies of other mutual funds that the Fund's investment sub-advisers also manage. Although the objectives and policies may be similar, the investment results of the Funds may be higher or lower than the results of those other mutual funds. We cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment sub-advisers. The Funds described are available only through variable annuity contracts issued by Jackson National. They are NOT offered or made available to the general public directly.


         A Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

         You should read the prospectuses for the JNL Series Trust and the JNL Variable Fund LLC carefully before investing. Additional Funds and Investment Divisions may be available in the future.

         VOTING PRIVILEGES. To the extent required by law, we will obtain instructions from you and other Owners about how to vote our shares of a Fund when there is a vote of shareholders of a Fund. We will vote all the shares we own in proportion to those instructions from Owners.

         SUBSTITUTION. We reserve the right to substitute a different Fund or a different mutual fund for the one in which any Investment Division is currently invested, or transfer money to the General Account. We will not do this without any required approval of the SEC. We will give you notice of any substitution.

                                CONTRACT CHARGES

         There are charges associated with your Contract, the deduction of which will reduce the investment return of your Contract. Charges are deducted proportionally from your Contract Value. Some of these charges are for optional endorsements, as noted, so they are deducted from your Contract Value only if you selected to add that optional endorsement to your Contract. These charges may be a lesser amount where required by state law or as described below, but will not be increased. We expect to profit from certain charges assessed under the Contract. These charges (and certain other expenses) are as follows:

         MORTALITY AND EXPENSE RISK CHARGE. Each day, as part of our calculation of the value of the Accumulation Units and Annuity Units, we make a deduction for the Mortality and Expense Risk Charge. On an annual basis, this charge equals 1.10% of the average daily net asset value of your allocations to the Investment Divisions. For Contracts issued BEFORE MAY 3, 2004, the Mortality and Expense Risk Charge is 1.00%. This charge does not apply to the Fixed Account.

         This charge compensates us for the risks we assume in connection with all the Contracts, not just your Contract. Our mortality risks under the Contracts arise from our obligations:

               o to make income payments for the life of the Annuitant during the income phase;

               o to waive the withdrawal charge in the event of the Owner's death; and

               o    to provide a basic death benefit prior to the Income Date.

         Our expense risks under the Contracts include the risk that our actual cost of administering the Contracts and the Investment Divisions may exceed the amount that we receive from the administration charge and the annual contract maintenance charge. Included among these expense risks are those that we assume in connection with waivers of withdrawal charges under the Terminal Illness Benefit, the Specified Conditions Benefit and the Extended Care Benefit.

         If your Contract Value were ever to become insufficient to pay this charge, your Contract would terminate without value.

         ANNUAL CONTRACT MAINTENANCE CHARGE. During the accumulation phase, we deduct a $35 annual contract maintenance charge on the Contract Anniversary of the Issue Date. We will also deduct the annual contract maintenance charge if you make a total withdrawal. This charge is for administrative expenses. The annual contract maintenance charge will be assessed on the Contract Anniversary or upon full withdrawal and is taken from the Investment Divisions and the Fixed Account options based on the proportion their respective value bears to the Contract Value less the sum of the Indexed Fixed Option Minimum Values. This charge will be deducted from the Indexed Fixed Options only when the charge exceeds the value of the funds in the Investment Divisions and the Fixed Account options. We will not deduct this charge if, when the deduction is to be made, the value of your Contract is $50,000 or more.

         ADMINISTRATION CHARGE. Each day, as part of our calculation of the value of the Accumulation Units and Annuity Units, we make a deduction for administration charges. On an annual basis, these charges equal 0.15% of the average daily net asset value of your allocations to the Investment Divisions. This charge does not apply to the Fixed Account. This charge compensates us for our expenses incurred in administering the Contracts and the Separate Account. If the initial premium equals $1,000,000 or more, we will waive the administration charge. However, we reserve the right to reverse this waiver and reinstate the administration charge if withdrawals are made in the first Contract Year that result in the Contract Value falling substantially below $1,000,000, as determined by us.


         TRANSFER CHARGE. You must pay $25 for each transfer in excess of 15 in a Contract Year. This charge is deducted from the amount that is transferred prior to the allocation to a different Investment Division or the Fixed Account, as applicable. We waive the transfer charge in connection with Dollar Cost Averaging, Rebalancing transfers and any transfers we require, and we may charge a lesser fee where required by state law.


          WITHDRAWAL CHARGE. At any time during the accumulation phase (if and to the extent that Contract Value is sufficient to pay any remaining withdrawal charges that remain after a withdrawal), you may withdraw the following with no withdrawal charge:


               o PREMIUMS THAT ARE NO LONGER SUBJECT TO A WITHDRAWAL CHARGE (premiums in your annuity for at least seven (three for the Three-Year Withdrawal Charge Period option or five for the Five-Year Withdrawal Charge Period option) years without being withdrawn), PLUS

               o    EARNINGS  (excess of your  Contract  Value  allocated to the
                    Investment   Divisions  and  the  Fixed  Account  over  your
                    remaining premiums allocated to those accounts)

               o during each Contract Year 10% (20% if you have elected the 20% Additional Free Withdrawal endorsement) OF PREMIUM (excluding premium in the Indexed Fixed Option) that would otherwise incur a withdrawal charge, be subject to a Contract Enhancement recapture charge, or be reduced by an Excess Interest Adjustment, and that has not been previously withdrawn (this can be withdrawn at once or in segments throughout the Contract Year), MINUS earnings (required minimum distributions will be counted as part of the free withdrawal amount).

         WE WILL DEDUCT A WITHDRAWAL CHARGE ON:

               o    withdrawals in excess of the free withdrawal amounts, or

               o withdrawals under a tax-qualified Contract that exceed its minimum distribution requirements, or

               o withdrawals in excess of the free withdrawal amounts to meet the minimum distribution requirements of a tax-qualified Contract purchased with contributions from a nontaxable transfer, after the Owner's death, of an Individual Retirement Annuity (IRA), or to meet the minimum distribution requirements of a Roth IRA annuity, or

               o    amounts withdrawn in a total withdrawal, or

               o amounts applied to income payments on an Income Date that is within one year of the Issue Date.

         The amount of the withdrawal charge deducted varies (depending upon whether you have elected the Three-Year Withdrawal Charge Period or the Five-Year Withdrawal Charge Period endorsement and how many years prior to the withdrawal you made the premium payment(s) you are withdrawing) according to the following schedule:

                                          WITHDRAWAL CHARGE (AS A PERCENTAGE OF PREMIUM PAYMENTS):

         COMPLETED YEARS SINCE RECEIPT        0        1        2        3        4        5        6        7+
         OF PREMIUM

         WITHDRAWAL CHARGE                  8.5%      8%       7%       6%       5%       4%       2%        0

         WITHDRAWAL CHARGE IF FIVE-YEAR      8%       7%       6%       4%       2%        0        0        0
         PERIOD IS ELECTED

         WITHDRAWAL CHARGE IF THREE-YEAR    7.5%     6.5%      5%        0        0        0        0        0
         PERIOD IS ELECTED

         For purposes of the withdrawal charge, we treat withdrawals as coming first from earnings and then from the oldest remaining premium. If you make a full withdrawal, or elect to commence income payments within one year of the date your Contract was issued, the withdrawal charge is based on premiums remaining in the Contract and no free withdrawal amount applies. If you withdraw only part of the value of your Contract, we deduct the withdrawal charge from the remaining value in your Contract. The withdrawal charge compensates us for costs associated with selling the Contracts.


         Amounts allocated to an Indexed Fixed Option are not subject to this withdrawal charge, but rather to an adjustment. For more information, please see "The Fixed Account" beginning on page 12.


         NOTE: Withdrawals under a non-qualified Contract will be taxable on an "income first" basis. This means that any withdrawal from a non-qualified Contract that does not exceed the accumulated income under the Contract will be taxable in full. Any withdrawals under a tax-qualified Contract will be taxable except to the extent that they are allocable to an investment in the Contract (any after-tax contributions). In most cases, there will be little or no investment in the Contract for a tax-qualified Contract because contributions will have been made on a pre-tax or tax-deductible basis.

         We do NOT assess the withdrawal charge on any amounts paid out as:

               o income payments (but the withdrawal charge is deducted at the Income Date if income payments are commenced in the first Contract Year);

               o    death benefits;

               o withdrawals necessary to satisfy the minimum distribution requirements of the Internal Revenue Code (but if the withdrawal requested exceeds the minimum distribution requirements; if the Contract was purchased with contributions from a nontaxable transfer, after the Owner's death, of an Individual Retirement Annuity (IRA); or is a Roth IRA annuity, then the entire withdrawal will be subject to the withdrawal charge);

               o if permitted by your state, withdrawals of up to $250,000 from the Investment Divisions and Fixed Account (excluding amounts in the Indexed Fixed Option) if you incur a terminal illness or if you need extended hospital or nursing home care as provided in your Contract; or

               o if permitted by your state, withdrawals of up to 25% of your Contract Value from the Investment Divisions and Fixed Account (excluding amounts in the Indexed Fixed Option) (12 1/2% for each of two joint Owners) if you incur certain serious medical conditions specified in your Contract.

         We may reduce or eliminate the amount of the withdrawal charge when the Contract is sold under circumstances that reduce our sales expense. Some examples are the purchase of a Contract by a large group of individuals or an existing relationship between us and a prospective purchaser. We may not deduct a withdrawal charge under a Contract issued to an officer, director, agent or employee of Jackson National or any of our affiliates.

         EARNINGS PROTECTION BENEFIT CHARGE. If you select the Earnings Protection Benefit endorsement, you will pay us a charge that equals 0.30% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. This charge continues if you transfer ownership of the Contract to someone who would not have been eligible for the Earnings Protection Benefit upon application (75 years old or younger), even though the benefit is not payable. If your spouse elects to continue the Contract under the Special Spousal Continuation Option, the charge will continue to be assessed unless your spouse elects to discontinue the Earnings Protection Benefit, at which time the charge will cease. We stop deducting this charge on the date you annuitize.


         CONTRACT ENHANCEMENT CHARGE. If you select one of the Contract Enhancements, then for a period of seven Contract Years (five for the 2% Contract Enhancement) a charge will be imposed based upon the average daily net asset value of your allocations to the Investment Divisions. These charges will also be assessed against any amounts you have allocated to the Fixed Account options by reducing credited rates, but not below the minimum guaranteed interest rate (assuming no withdrawals). The amounts of these charges (or reductions in credited rates) depends upon which of the Contract Enhancements you select:


         CONTRACT ENHANCEMENT                     2%           3%         4%
         CHARGE (ON AN ANNUAL BASIS)              0.395%       0.42%      0.56%


         Due to this charge, it is possible that upon a total withdrawal, you will receive less money back than if you had not elected the Contract Enhancement.


         CONTRACT ENHANCEMENT RECAPTURE CHARGE. If you select a Contract Enhancement and then make a partial or total withdrawal from your Contract in the first seven years (five years for the 2% Contract Enhancement) since the premium payment withdrawn was made, you will pay a Contract Enhancement recapture charge that reimburses us for all or part of the Contract Enhancements that we credited to your Contract based on your first year premiums. Your Contract will also be subject to a recapture charge if you return it during the free look period. The amounts of these charges are as follows:

         CONTRACT ENHANCEMENT RECAPTURE CHARGE (AS A PERCENTAGE OF THE CORRESPONDING FIRST YEAR PREMIUM PAYMENT WITHDRAWN IF AN OPTIONAL CONTRACT ENHANCEMENT IS SELECTED)

         Completed Years Since Receipt of      0      1        2         3          4         5          6       7+
         Premium
         Recapture Charge (2% Credit)         2%     2%      1.25%     1.25%      0.5%         0          0      0
         Recapture Charge (3% Credit)         3%     3%         2%        2%        2%         1%        1%      0
         Recapture Charge (4% Credit)         4%     4%       2.5%      2.5%      2.5%      1.25%     1.25%      0

         We expect to make a profit on the recapture charge, and examples in Appendix B may assist you in understanding how the recapture charge works. However, we do not assess the recapture charge on any amounts paid out as:

               o    death benefits;

               o withdrawals taken under the additional free withdrawal provision;

               o withdrawals necessary to satisfy the minimum distribution requirements of the Internal Revenue Code (but if the requested withdrawal exceeds the minimum distribution requirements, then the entire withdrawal will be assessed the applicable recapture charge);

               o if permitted by your state, additional withdrawals of up to $250,000 from the Separate Account or from the Fixed Account options (excluding amounts in the Indexed Fixed Option) if you incur a terminal illness or if you need extended hospital or nursing home care as provided in your Contract; or

               o if permitted by your state, additional withdrawals of up to 25% of your Contract Value from the Separate Account or the Fixed Account options (excluding amounts in the Indexed Fixed Option) (12 1/2% for each of two joint Owners) if you incur certain serious medical conditions specified in your Contract.

         GUARANTEED MINIMUM INCOME BENEFIT CHARGE. If you select the GMIB, on a calendar quarter basis, you will pay 0.15% of the GMIB Benefit Base. For Contracts purchased BEFORE MAY 3, 2004, if you select the GMIB, on a calendar quarter basis, you will pay 0.10% of the GMIB Benefit Base. This charge is deducted from the Contract Value at the end of each calendar quarter and upon termination of the GMIB on a pro-rata basis using the GMIB Benefit Base as of the date of termination and the number of days since the last deduction. The first GMIB charge will be deducted on a pro-rata basis from the Issue Date to the end of the first calendar quarter after the Issue Date. The GMIB Benefit Base is explained on page 49 below. YOU SHOULD BE AWARE THAT THE GMIB CHARGE WILL BE DEDUCTED EVEN IF YOU NEVER USE THE BENEFIT, AND IT ONLY APPLIES TO CERTAIN OPTIONAL INCOME PAYMENTS.

         7% GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE. If you select the 7% GMWB, you will pay 0.40% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. However, if you selected the 7% GMWB BEFORE OCTOBER 4, 2004, you will pay 0.35% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions, increasing to 0.55% upon the first election of a "step-up." We reserve the right to prospectively change the charge on new Contracts, upon election of the benefit after issue or upon any election of any "step-up," subject to a maximum charge of 0.70%. For more information about the "step-up," please see "7% Guaranteed Minimum Withdrawal Benefit" beginning on page 41. We stop deducting this charge upon the earliest of either the date you annuitize or the date your Contract Value falls to zero.


         5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE. If you select the 5% For Life GMWB, you will pay a charge on an annual basis of the average daily net asset value of your allocations to the Investment Divisions that depends on the Owner's age, or the age of the older Owner in the case of joint Owners. Currently, for an Owner between the ages of:

              60 and 64..............................................0.90%
              65 and 69..............................................0.60%
              70 and 74..............................................0.50%
              75 and 80..............................................0.40%


         We reserve the right to prospectively change the charge on new Contracts or upon the selection of this benefit after issue, subject to the maximum annual charges, which for the same age groups, are: 1.30%; 0.85%; 0.60%; and 0.50%, respectively. The charge may be reduced on the next Contract Anniversary following a birthday that places the Owner (or older Owner, as applicable) in the next age group if no withdrawals have been taken before that time. However, this charge reduction is not available upon the spouse's continuation of the Contract. For the Owner that is a legal entity, the charge is based on the Annuitant's age. You will continue to pay the charge even if the "for life" guarantee is no longer in effect. We will stop deducting the charge upon the earliest of either the date you annuitized or if your Contract Value falls to zero.


         4% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE. If you select the 4% For Life GMWB, you will pay a charge on an annual basis of the average daily net asset value of your allocations to the Investment Divisions that depends on the Owner's age, or the age of the older Owner in the case of joint Owners. Currently, for an Owner between the ages of:

              50 and 54..............................................0.65%
              55 and 59..............................................0.50%
              60 and 64..............................................0.35%
              65 and 69..............................................0.25%
              70 and 74..............................................0.20%
              75 and 80..............................................0.15%


         We reserve the right to prospectively change the charge on new Contracts or upon the selection of this benefit after issue, subject to the maximum annual charges, which for the same age groups, are: 0.85%; 0.65%; 0.50%; 0.35%; 0.30%; and 0.20%, respectively. The charge may be reduced on the next Contract Anniversary following a birthday that places the Owner (or older Owner, as applicable) in the next age group if no withdrawals have been taken before that time. However, this charge reduction is not available upon the spouse's continuation of the Contract. For the Owner that is a legal entity, the charge is based on the Annuitant's age. You will continue to pay the charge even if the "for life" guarantee is no longer in effect. We will stop deducting the charge upon the earliest of either the date you annuitized or if your Contract Value falls to zero.


         DEATH BENEFIT CHARGES. There is no additional charge for the Contract's basic death benefit. However, for an additional charge, you may select one of the Contract's available optional death benefits in place of the basic death benefit.

                  If you select the 5% ROLL-UP DEATH BENEFIT (5% Compounded Death Benefit), you will pay 0.45% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions.

                  If you select the 4% ROLL-UP DEATH BENEFIT, you will pay 0.30% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions.

                  If you select the HIGHEST ANNIVERSARY VALUE DEATH BENEFIT (Maximum Anniversary Value Death Benefit), you will pay 0.25% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions.

                  If you select the COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT (Combination Death Benefit), you will pay 0.55% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions.

                  If you select the COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT, you will pay 0.40% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions.

         For Contracts issued BEFORE AUGUST 18, 2003, for the 5% Compounded Death Benefit and the Maximum Anniversary Value Death Benefit, you will pay 0.15% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions, and for the Combination Death Benefit, you will pay 0.25% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. We stop deducting this charge on the date you annuitize.

         THREE-YEAR WITHDRAWAL CHARGE PERIOD. If you select the optional three-year withdrawal charge period feature, you will pay 0.45% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. We stop deducting this charge on the date you annuitize.

         FIVE-YEAR WITHDRAWAL CHARGE PERIOD. If you select the optional five-year withdrawal charge period feature, you will pay 0.30% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. We stop deducting this charge on the date you annuitize.

         20% ADDITIONAL FREE WITHDRAWAL CHARGE. If you select the optional feature that permits you to withdraw up to 20% of premiums (excluding premiums allocated to the Indexed Fixed Option) that are still subject to a withdrawal charge minus earnings during a Contract Year without a withdrawal charge, you will pay 0.30% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. We stop deducting this charge on the date you annuitize.

         COMMUTATION FEE. If you make a total withdrawal from your Contract after income payments have commenced under income option 4, or if after your death during the period for which payments are guaranteed to be made under income option 3 your Beneficiary elects to receive a lump sum payment, the amount received will be reduced by (a) minus (b) where:

               o (a) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at the rate assumed in calculating the initial payment; and

               o (b) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at a rate no more than 1.00% higher than the rate used in (a).


         OTHER EXPENSES. We pay the operating expenses of the Separate Account, including those not covered by the mortality and expense and administrative charges. There are deductions from and expenses paid out of the assets of the Funds. These expenses are described in the attached prospectuses for the JNL Series Trust and the JNL Variable Fund LLC. For more information, please see Fund Operating Expenses table beginning on page 7.


         PREMIUM TAXES. Some states and other governmental entities charge premium taxes or other similar taxes. We pay these taxes and may make a deduction from your Contract Values for them. Premium taxes generally range from 0% to 3.5% (the amount of state premium tax, if any, will vary from state to state).


         INCOME TAXES. We reserve the right, when calculating unit values, to deduct a credit or charge with respect to any taxes we have paid or reserved for during the valuation period that we determine to be attributable to the operation of the Separate Account, or to a particular Investment Division. No federal income taxes are applicable under present law and we are not presently making any such deduction.

         DISTRIBUTION OF CONTRACTS. Jackson National Life Distributors, Inc., located at 8055 E. Tufts Avenue, Denver, Colorado 80237, serves as the distributor of the Contracts. Jackson National Life Distributors, Inc. is a wholly owned subsidiary of Jackson National.

         Commissions are paid to broker-dealers who sell the Contracts. While commissions may vary, they are not expected to exceed 8% of any premium payment. Where lower commissions are paid up front, we may also pay trail commissions. We may also pay commissions on the Income Date if the annuity option selected involves a life contingency or a payout over a period of ten or more years.

         Under certain circumstances, we may pay bonuses, overrides, and marketing allowances, in addition to the standard commissions. These cash payments, or reimbursements, to broker-dealers are in recognition of their marketing and distribution and/or administrative services support. They may not be offered to all broker-dealers, and the terms of any particular agreement may vary among broker-dealers depending on, among other things, the level and type of marketing and distribution support provided, and the volume and size of the sales of our insurance products. Such compensation is subject to applicable state insurance law and regulation and the NASD rules of conduct.

         The two primary forms of such compensation paid by the Company are overrides and marketing support payments. Overrides are payments that are designed as consideration for product placement and sales volume. Overrides are generally based on a fixed percentage of product sales that currently range from 10 to 50 basis points. Marketing support payments, set by the broker-dealers, among other things, allow us to participate in sales conferences and educational seminars. These payments are generally based on the anticipated level of participation and/or accessibility and the size of the audience.

         We may, under certain circumstances where permitted by applicable law, pay a bonus to a Contract purchaser to the extent the broker-dealer waives its commission. You can learn about the amount of any available bonus by calling the toll-free number on the cover page of this prospectus. Contract purchasers should inquire of the representative if such bonus is available to them and its compliance with applicable law. If you elect the optional Three Year Withdrawal Charge Period endorsement, if available, a lower commission may be paid to the registered representative who sells you your Contract than if you elect to purchase the product without that endorsement. We may use any of our corporate assets to cover the cost of distribution, including any profit from the Contract's mortality and expense risk charge and other charges. Besides Jackson National Life Distributors, Inc., we are affiliated with the following broker-dealers:

               o    National Planning Corporation,

               o    SII Investments, Inc.,

               o    IFC Holdings, Inc. d/b/a Invest Financial Corporation,

               o    Investment Centers of America, Inc., and

               o    BH Clearing, LLC

         The Distributor also has the following relationships with the sub-advisers and their affiliates. The Distributor receives payments from certain sub-advisers to assist in defraying the costs of certain promotional and marketing meetings in which they participate. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the sub-adviser's participation. National Planning Corporation participates in the sales of shares of retail mutual funds advised by certain sub-advisers and other unaffiliated entities and receives selling and other compensation from them in connection with those activities, as described in the prospectus or statement of additional information for those funds. The fees range between 0.30% and 0.45% depending on these factors. In addition, the Distributor acts as distributor of variable annuity contracts and variable life insurance policies (the "Other Contracts") issued by Jackson National Life Insurance Company and its subsidiary, Jackson National Life Insurance Company of New York. Raymond James Financial Services, a brokerage affiliate of the sub-adviser to the JNL/Eagle Funds, participates in the sale of Contracts and is compensated by JNLD for its activities at the standard rates of compensation. Unaffiliated broker-dealers are also compensated at the standard rates of compensation. The compensation consists of commissions, trail commissions and other compensation or promotional incentives as described above and in the prospectus or statement of additional information for the Other Contracts.

         All of the compensation described here, and other compensation or benefits provided by JNL or our affiliates, may be greater or less than the total compensation on similar or other products. The amount and/or structure of the compensation may influence your registered representative, broker-dealer or selling institution to present this Contract over other investment alternatives. The variations in compensation, however, may also reflect differences in sales effort or ongoing customer services expected of the registered representative or the broker-dealer. You may ask your registered representative about any variations and how he or she and his or her broker-dealer are compensated for selling the Contract.


                                    PURCHASES

         MINIMUM INITIAL PREMIUM:

               o    $5,000 under most circumstances

               o    $2,000 for a qualified plan Contract

         MINIMUM ADDITIONAL PREMIUMS:

               o    $500 for a qualified or non-qualified plan

               o    $50 for an automatic payment plan

               o You can pay additional premiums at any time during the accumulation phase.


         These minimums apply to purchases, but do not preclude subsequent partial withdrawals that would reduce Contract Values below the minimum initial purchase amounts, as long as the amount left in the account is sufficient to pay the withdrawal charge. We reserve the right to limit the number of Contracts that you may purchase. There is a $100 minimum balance requirement for each Investment Division and Fixed Account.
         The Indexed Fixed Option has initial and subsequent allocation minimums of $5,000. We reserve the right to restrict availability or impose restrictions on the Fixed Account and Indexed Fixed Account.


         MAXIMUM PREMIUMS:

               o The maximum aggregate premiums you may make without our prior approval is $1 million.

         The payment of subsequent premiums relative to market conditions at the time they are made may or may not contribute to the various benefits under your Contract, including the enhanced death benefits, the GMIB or any GMWB.


         ALLOCATIONS OF PREMIUM. You may allocate your premiums to one or more of the Investment Divisions and Fixed Account. Each allocation must be a whole percentage between 0% and 100%. The minimum amount you may allocate to the Investment Division or a Fixed Account is $100. We will allocate any additional premiums you pay in the same way unless you instruct us otherwise. These allocations will be subject to our minimum allocation rules.


         Although more than 18 Investment Divisions and the Fixed Account are available under your Contract, you may not allocate your Contract Values among more than 18 at any one time.

         We will issue your Contract and allocate your first premium within two business days (days when the New York Stock Exchange is open) after we receive your first premium and all information that we require for the purchase of a Contract. If we do not receive all of the information that we require, we will contact you to get the necessary information. If for some reason we are unable to complete this process within five business days, we will either return your money or get your permission to keep it until we receive all of the required information.

         Each business day ends when the New York Stock Exchange closes (usually 4:00 p.m. Eastern time).

         OPTIONAL CONTRACT ENHANCEMENTS. If you elect one of our optional Contract Enhancements, then at the end of any business day in the first Contract Year when we receive a premium payment, we will credit your Contract Value with an additional 2%, 3% or 4% of your payment, depending upon which Contract Enhancement you have selected. There is a charge that is assessed against the Investment Divisions and the Fixed Account for the Contract Enhancements, and its amount depends upon which Contract Enhancement you elect. Allocations to the Indexed Fixed Option are not permitted in the first seven years (five years for the 2% Contract Enhancement). We will also impose a Contract Enhancement recapture charge if you

               o    make withdrawals in excess of the free withdrawals permitted
                    by  your   Contract  (or  an  additional   free   withdrawal
                    endorsement if elected),

               o    elect to receive payment under an income option, or

               o    return your Contract during the Free Look period.


         The amount and duration of the recapture charge depends upon which Contract Enhancement you elect. We will not impose the Contract Enhancement recapture charge if your withdrawal is made for certain health-related emergencies, withdrawals of earnings, withdrawals in accordance with an additional free withdrawal provision, amounts paid out as death benefits or to satisfy minimum distribution requirements of the Internal Revenue Code. If the withdrawal requested exceeds the minimum distribution requirements, the recapture charge will be charged on the entire withdrawal amount. We expect to make a profit on these charges for the Contract Enhancements. Examples in Appendix B may assist you in understanding how recapture charges for the Contract Enhancements work.


         Your Contract Value will reflect any gains or losses attributable to a Contract Enhancement. Contract Enhancements, and any gains or losses attributable to a Contract Enhancement, distributed under your Contract will be considered earnings under the Contract for tax purposes.


         Asset-based charges are deducted from the total value of the Separate Account. In addition, for the Fixed Account options, the Contract Enhancement charge lowers the credited rate that would apply if the Contract Enhancement had not been elected. Therefore, your Contract incurs charges on the entire amounts included in your Contract, which includes premium payments made in the first seven Contract Years (five for the 2% Contract Enhancement), the Contract Enhancement and the earnings, if any, on such amounts for the first seven Contract Years (five for the 2% Contract Enhancement). As a result, the aggregate charges assessed will be higher than those that would be charged if you did not elect a Contract Enhancement. Accordingly, it is possible that upon surrender, you will receive less money back than you would have if you had not elected a Contract Enhancement. We will impose a Contract Enhancement recapture charge if you make withdrawals in the first seven years (five years for the 2% Contract Enhancement) after a first year premium payment. We expect to profit from certain charges assessed under the Contract, including the withdrawal charge, the mortality and expense risk charge and the Contract Enhancement charge.

         If you elect the Contract Enhancement and then make more than relatively small premium payments during Contract Years two through seven (five for the 2% Contract Enhancement), you would likely have a lower Contract Value than if you had not elected the Contract Enhancement. Thus, the Contract Enhancement is suitable only for those who expect to make substantially all of their premium payments in the first Contract Year. Charges for the Contract Enhancement are not assessed after the seventh Contract Year (fifth for the 2% Contract Enhancement).


         Accordingly, the increased Contract Value resulting from a Contract Enhancement is reduced during the first seven Contract Years (five for the 2% Contract Enhancement) by the operation of the Contract Enhancement charge. If you make premium payments only in the first Contract Year and do not make a withdrawal during the first seven years (five for the 2% Contract Enhancement), at the end of the seven-year period (five for the 2% Contract Enhancement) that the Contract Enhancement charge is applicable, the Contract Value will be equal to or slightly higher than if you had not selected a Contract Enhancement, regardless of investment performance. Contract Values may also be higher if you pay additional premium payments in the first Contract Year, because those additional amounts will be subject to the Contract Enhancement charge for less than seven full years (five for the 2% Contract Enhancement).

         In the first seven Contract Years (five for the 2% Contract Enhancement), the Contract Enhancement typically will be beneficial (even in circumstances where cash surrender value may not be higher than Contracts without the Contract Enhancement) in the following circumstances:

               o    death benefits computed on the basis of Contract Value;

               o withdrawals taken under the 10% free withdrawal provision (or the 20% Additional Free Withdrawal Endorsement, if elected);

               o withdrawals necessary to satisfy the minimum distribution requirements of the Internal Revenue Code;

               o    if permitted by your state, withdrawals under our:


                    o    Terminal Illness Benefit;

                    o    Specified Conditions Benefit; or

                    o    Extended Care Benefit. (See page 38 below.)


         You may NOT elect the 3% or 4% Contract Enhancement Endorsements with the 20% Additional Free Withdrawal option.

         If you purchased your Contract BETWEEN MARCH 18, 2003 AND JUNE 3, 2003, the 3% and 4% Contract Enhancements were not available and the Five-Year Withdrawal Charge Period endorsement could not be elected with the 2% Contract Enhancement.


         If you purchased your Contract BETWEEN JUNE 4, 2003 AND AUGUST 17, 2003, the three, five and seven year Fixed Account options were not available if the 3% or 4% Contract Enhancement was selected.

         If you purchased your Contract BETWEEN JULY 14, 2003 AND AUGUST 17, 2003, the three, five and seven year Fixed Account options were not available if the 2% Contract Enhancement was selected.

         CAPITAL PROTECTION PROGRAM. If you select our Capital Protection Program at issue, we will allocate enough of your premium to the Fixed Account you select to assure that the amount so allocated will equal, at the end of a selected period of 1, 3, 5, or 7 years, your total original premium paid. You may allocate the rest of your premium to any Investment Division(s). If any part of the Fixed Account value is surrendered or transferred before the end of the selected guaranteed period, the value at the end of that period will not equal the original premium. This program is available only if Fixed Account options are available. There is no charge for the Capital Protection Program. You should consult your JNL representative with respect to the current availability of Fixed Account options, their limitations, and the availability of the Capital Protection Program.


         For an example of capital protection, assume you made a premium payment of $10,000 when the interest rate for the three-year guaranteed period was 3.00% per year. We would allocate $9,152 to that guarantee period because $9,152 would increase at that interest rate to $10,000 after three years, assuming no withdrawals are taken. The remaining $848 of the payment would be allocated to the Investment Division(s) you selected.

         Alternatively, assume Jackson National receives a premium payment of $10,000 when the interest rate for the 7-year period is 6.75% per year. Jackson National will allocate $6,331 to that guarantee period because $6,331 will increase at that interest rate to $10,000 after 7 years. The remaining $3,669 of the payment will be allocated to the Investment Division(s) you selected.

         Thus, as these examples demonstrate, the shorter guarantee periods require allocation of substantially all your premium to achieve the intended result. In each case, the results will depend on the interest rate declared for the guarantee period.

         If you purchased your Contract BETWEEN JUNE 4, 2003 AND AUGUST 17, 2003 and you purchased the 3% or 4% Contract Enhancement, the Capital Protection Program is not available.

         ACCUMULATION UNITS. Your Contract Value allocated to the Investment Divisions will go up or down depending on the performance of the Investment Divisions you select. In order to keep track of the value of your Contract during the accumulation phase, we use a unit of measure called an "Accumulation Unit." During the income phase we use a measure called an "Annuity Unit."

         Every business day, we determine the value of an Accumulation Unit for each of the Investment Divisions by:

               o    determining   the  total   amount  of  assets  held  in  the
                    particular Investment Division;

               o subtracting any charges and taxes chargeable under the Contract; and

               o    dividing   this   amount  by  the   number  of   outstanding
                    Accumulation Units.

         The value of an Accumulation Unit may go up or down from day to day and may be different for different charges. The base Contract has a different Accumulation Unit value than each combination of optional endorsements an Owner may elect, based on the differing amount of charges applied in calculating the Accumulation Unit value.

         When you make a premium payment, we credit your Contract with Accumulation Units. The number of Accumulation Units we credit is determined at the close of that business day by dividing the amount of the premium allocated to any Investment Division by the value of the Accumulation Unit for that Investment Division that reflects the combination of optional endorsements you have elected and their respective charges.

                  TRANSFERS AND FREQUENT TRANSFER RESTRICTIONS


         You may transfer your Contract Value between and among the Investment Divisions at any time, unless transfers are subject to other limitations, but transfers between an Investment Division and the Fixed Account must occur prior to the Income Date. Transfers from the Fixed Account will be subject to any applicable Excess Interest Adjustment. There may be periods when we do not offer the Fixed Account, or when we impose special transfer requirements on the Fixed Account. If a renewal occurs within one year of the Income Date, we will credit interest up to the Income Date at the then Current Interest Rate for the Fixed Account Option. You can make 15 transfers every Contract Year during the accumulation phase without charge.


         A transfer will be effective as of the end of the business day when we receive your transfer request in Good Order, and we will disclaim all liability for transfers made based on your transfer instructions, or the instructions of a third party authorized to submit transfer requests on your behalf.

         RESTRICTIONS ON TRANSFERS. The Contract is not designed for frequent transfers by anyone. Frequent transfers between and among Investment Divisions may disrupt the underlying Funds and could negatively impact performance, by interfering with efficient management and reducing long-term returns, and increasing administrative costs. Frequent transfers may also dilute the value of shares of an underlying Fund. Neither the Contracts nor the underlying Funds are meant to promote any active trading strategy, like market timing. Allowing frequent transfers by one or some Owners could be at the expense of other Owners of the Contract. To protect Owners and the underlying Funds, we have policies and procedures to deter frequent transfers between and among the Investment Divisions.

         Under these policies and procedures, there is a $25 charge per transfer after 15 in a Contract Year, and no round trip transfers are allowed within 15 calendar days. Also, we could restrict your ability to make transfers to or from one or more of the Investment Divisions, which possible restrictions may include, but are not limited to:

               o    limiting the number of transfers over a period of time;

               o    requiring a minimum time period between each transfer;

               o limiting transfer requests from an agent acting on behalf of one or more Owners or under a power of attorney on behalf of one or more Owners; or

               o limiting the dollar amount that you may transfer at any one time.

         To the extent permitted by applicable law, we reserve the right to restrict the number of transfers per year that you can request, and to restrict you from making transfers on consecutive business days. In addition, your right to make transfers between and among Investment Divisions may be modified if we determine that the exercise by one or more Owners is, or would be, to the disadvantage of other Owners.

         We continuously monitor transfers under the Contract for disruptive activity based on frequency, pattern and size. We will more closely monitor Contracts with disruptive activity, placing them on a watch list, and if the disruptive activity continues, we will restrict the availability of electronic or telephonic means to make a transfer, instead requiring that transfer instructions be mailed through regular U.S. postal service, and/or terminate the ability to make transfers completely, as necessary. If we terminate your ability to make transfers, you may need to make a partial withdrawal to access the Contract Value in the Investment Division(s) from which you sought a transfer. We will notify you and your representative in writing within five days of placing the Contract on a watch list.

         Regarding round trip transfers, we will allow redemptions from an Investment Division; however, once a complete or partial redemption has been made from an Investment Division through an Investment Division transfer, you will not be permitted to transfer any value back into that Investment Division within 15 calendar days of the redemption. We will treat as short-term trading activity any transfer that is requested into an Investment Division that was previously redeemed within the previous 15 calendar days, whether the transfer was requested by you or a third party.

         Our policies and procedures do not apply to the money market Investment Division, the Fixed Account, Dollar Cost Averaging or the Automatic Rebalancing program. We may also make exceptions that involve an administrative error, or a personal unanticipated financial emergency of an Owner resulting from an identified health, employment, or other financial or personal event that makes the existing allocation imprudent or a hardship. These limited exceptions will be granted by an oversight team pursuant to procedures designed to result in their consistent application. Please contact our Annuity Service Center if you believe your transfer request entails a financial emergency.


         Otherwise, we do not exempt any person or class of persons from our policies and procedures. We have agreements allowing for asset allocation and investment advisory services that are not only subject to our policies and procedures, but also to additional conditions and limitations, intended to limit the potential adverse impact of these activities on other Owners of the Contract. We expect to apply our policies and procedures uniformly, but because detection and deterrence involves judgments that are inherently subjective, we cannot guarantee that we will detect and deter every Contract engaging in frequent transfers every time. If these policies and procedures are ineffective, the adverse consequences described above could occur. We also expect to apply our policies and procedures in a manner reasonably designed to prevent transfers that we consider to be to the disadvantage of other Owners, and we may take whatever action we deem appropriate, without prior notice, to comply with or take advantage of any state or federal regulatory requirement.


                       TELEPHONE AND INTERNET TRANSACTIONS

         THE BASICS. You can request certain transactions by telephone or at www.jnl.com, our Internet website, subject to our right to terminate electronic or telephonic transfer privileges described above. Our Annuity Service Center representatives are available during business hours to provide you with information about your account. We require that you provide proper identification before performing transactions over the telephone or through our Internet website. For Internet transactions, this will include a Personal Identification Number (PIN). You may establish or change your PIN at www.jnl.com.

         WHAT YOU CAN DO AND HOW. You may make transfers by telephone or through the Internet unless you elect not to have this privilege. Any authorization you provide to us in an application, at our website, or through other means will authorize us to accept transaction instructions, including Investment Division transfers/allocations, by you and your financial representative unless you notify us to the contrary. To notify us, please call us at the Annuity Service Center number referenced in your Contract or on your quarterly statement.

         WHAT YOU CAN DO AND WHEN. When authorizing a transfer, you must complete your telephone call by the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) in order to receive that day's Accumulation Unit value for an Investment Division.

         Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange, the instructions will be carried out that day. Otherwise the instructions will be carried out the next business day. We will retain permanent records of all web-based transactions by confirmation number. If you do not receive an electronic acknowledgement, you should telephone our Annuity Service Center immediately.

         HOW TO CANCEL A TRANSACTION. You may only cancel an earlier telephonic or electronic transfer request made on the same day by calling the Annuity Service Center before the New York Stock Exchange closes. Otherwise, your cancellation instruction will not be allowed because of the round trip transfer restriction.

         OUR PROCEDURES. Our procedures are designed to provide reasonable assurance that telephone or any other electronic authorizations are genuine. Our procedures include requesting identifying information and tape-recording telephone communications and other specific details. We and our affiliates disclaim all liability for any claim, loss or expense resulting from any alleged error or mistake in connection with a transaction requested by telephone or other electronic means that you did not authorize. However, if we fail to employ reasonable procedures to ensure that all requested transactions are properly authorized, we may be held liable for such losses.

         We do not guarantee access to telephonic and electronic information or that we will be able to accept transaction instructions via the telephone or electronic means at all times. We also reserve the right to modify, limit, restrict, or discontinue at any time and without notice the acceptance of instruction from someone other than you and/or this telephonic and electronic transaction privilege. Elections of any optional benefit or program must be in writing and will be effective upon receipt of the request in Good Order.

         Upon notification of the Owner's death, any telephone transfer authorization, other than by the surviving joint Owners, designated by the Owner ceases and we will not allow such transactions unless the executor/representative provides written authorization for a person or persons to act on the executor's/representative's behalf.

                              ACCESS TO YOUR MONEY

         You can have access to the money in your Contract:

               o    by making either a partial or complete withdrawal,

               o    by electing the Systematic Withdrawal Program,

               o    by electing a Guaranteed Minimum Withdrawal Benefit, or

               o    by electing to receive income payments.

         Your Beneficiary can have access to the money in your Contract when a death benefit is paid.


         Withdrawals under the Contract may be subject to a withdrawal charge. For purposes of the withdrawal charge, we treat withdrawals as coming first from earnings and then from the oldest remaining premium. When you make a complete withdrawal you will receive the value of your Contract as of the end of the business day your request is received by us in Good Order, MINUS any applicable taxes, the annual contract maintenance charge, charges due under any optional endorsement and all applicable withdrawal charges, adjusted for any applicable Excess Interest Adjustment. For more information about withdrawal charges, please see "Withdrawal Charge" beginning on page 23.

         Your withdrawal request must be in writing. We will accept withdrawal requests submitted via facsimile. There are risks associated with not requiring original signatures in order to disburse the money. To minimize the risks, the proceeds will be sent to your last recorded address in our records, so be sure to notify us, in writing with an original signature of any address change. We do not assume responsibility for improper disbursements if you have failed to provide us with the current address to which the proceeds should be sent.

         Except in connection with the Systematic Withdrawal Program, you must withdraw at least $500 or, if less, the entire amount in the Fixed Account or Investment Division from which you are making the withdrawal. If you are not specific, your withdrawal will be taken from your allocations to the Investment Divisions and Fixed Account based on the proportion their respective values bear to the Contract Value. With the Systematic Withdrawal Program, you may withdraw a specified dollar amount (of at least $50 per withdrawal) or a specified percentage. After your withdrawal, at least $100 must remain in each Fixed Account or Investment Division from which the withdrawal was taken. A withdrawal request that would reduce the remaining Contract Value to less than $100 will be treated as a request for a complete withdrawal. Amounts may not be withdrawn from the Indexed Fixed Option until all other amounts under the Contract have been withdrawn.

         If you have an investment adviser who, for a fee, manages your Contract Value, you may authorize payment of the fee from the Contract by requesting a partial withdrawal. There are conditions and limitations, so please contact our Annuity Service Center for more information. Our contact information is on the cover page of this prospectus. We neither endorse any investment advisers, nor make any representations as to their qualifications. The fee for this service would be covered in a separate agreement between the two of you, and would be in addition to the fees and expenses described in this prospectus.

         INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE. THERE ARE LIMITATIONS ON WITHDRAWALS FROM QUALIFIED PLANS. FOR MORE INFORMATION, PLEASE SEE "TAXES" BEGINNING ON PAGE 62.


         WAIVER OF WITHDRAWAL AND RECAPTURE CHARGES FOR CERTAIN EMERGENCIES. We will waive the withdrawal charge (withdrawals from the Investment Divisions and the Fixed Account), but not any Excess Interest Adjustment that would otherwise apply in certain circumstances by providing you, at no charge, the following:

               o TERMINAL ILLNESS BENEFIT, under which we will waive any withdrawal charges and recapture charges on amounts of up to $250,000 of your Contract Value from the Investment Divisions and Fixed Account (excluding amounts in the Indexed Fixed Option) that you withdraw after providing us with a physician's statement that you have been diagnosed with an illness that will result in your death within 12 months;

               o SPECIFIED CONDITIONS BENEFIT, under which you may make a one-time withdrawal of up to 25% (for joint Owners, this benefit applies to each of them for 12 1/2%) of your Contract Value from the Investment Divisions and Fixed Account (excluding amounts in the Indexed Fixed Option) with no withdrawal charge or recapture charge after having provided us with a physician's statement that you have been diagnosed with one of the following conditions:

                       o    Heart attack

                       o    Stroke

                       o    Coronary artery surgery

                       o    Life-threatening cancer

                       o    Renal failure or

                       o    Alzheimer's disease; and

               o EXTENDED CARE BENEFIT, under which we will waive any withdrawal charges and recapture charges on amounts of up to $250,000 of your Contract Value from the Investment Divisions and Fixed Account (excluding amounts in the Indexed Fixed Option) that you withdraw after providing us with a physician's statement that you have been confined to a nursing home or hospital for 90 consecutive days, beginning at least 30 days after your Contract was issued.

         You may exercise these benefits once under your Contract.

         OPTIONAL THREE-YEAR WITHDRAWAL CHARGE PERIOD. You may elect an endorsement to your Contract that substitutes for the Contract's usual seven-year withdrawal period a three-year withdrawal period with withdrawal charges in contribution years one through three of 7.5%, 6.5% and 5%, respectively, and 0% thereafter. The charge for this optional feature on an annualized basis is 0.45% of average daily net asset value of your allocations to the Investment Divisions. If you elect the optional Three Year Withdrawal Charge Period endorsement, a lower commission will be paid to the registered representative who sells you your Contract than if you elect to purchase the product without that endorsement. You may NOT elect this option if you elect the Five-Year Withdrawal Charge endorsement or the 20% Additional Free Withdrawal endorsement. In addition, the Indexed Fixed Option is not available if you select the Three-year Withdrawal Charge period.


         OPTIONAL FIVE-YEAR WITHDRAWAL CHARGE PERIOD. You may elect an endorsement to your Contract that substitutes for the Contract's usual seven-year withdrawal period a five-year withdrawal period with withdrawal charges in contribution years one through five of 8%, 7%, 6%, 4% and 2%, respectively, and 0% thereafter. The charge for this optional feature on an annualized basis is 0.30% of average daily net asset value of your allocations to the Investment Divisions. If you elect the Optional Five- Year Withdrawal Charge Period and the Indexed Fixed Option, the withdrawal charge for the Indexed Fixed Option which normally has a 7-year schedule (8.5%, 8%, 7%, 6%, 5%, 4%, 2%) will be modified to a 5-year schedule (8%, 7%, 6%, 4%, 2%, 0%). We reserve the right to restrict the percent of premium that may be allocated to the Indexed Fixed Option. You may NOT elect this option if you elect the Three-Year Withdrawal Charge endorsement.


         The charges for the Five-year or Three-year Withdrawal Charge Period options continue for as long as one holds the Contract. The potential benefits of those options normally will persist for no more than four to six years, depending on performance (the greater the performance the less the benefit) and payment patterns (large subsequent payments in relation to the initial payment make the benefits persist for a longer time than for a Contract where only the initial payment is made). In the case of some surrenders in the third Contract year, the Five-year Withdrawal Charge Period does not provide a benefit and may even impose a small detriment.

         If you purchased your Contract BETWEEN MARCH 18, 2003 AND AUGUST 17, 2003, the Five- Year Withdrawal Charge Period endorsement could not be elected with the 2% Contract Enhancement.

         20% ADDITIONAL FREE WITHDRAWAL. If you elect the 20% Additional Free Withdrawal endorsement, you may withdraw an additional 20% of premiums that are subject to a withdrawal charge (excluding premiums allocated to the Indexed Fixed Option), minus earnings, during a Contract Year without a withdrawal charge and you will pay 0.30% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. This endorsement will replace the 10% Additional Free Withdrawal. In addition, the 20% Free Withdrawal Endorsement is a liquidity feature that provides a benefit if you contemplate or need to take large withdrawals. The 20% Free Withdrawal Endorsement provides extra liquidity in any market environment but, when it is elected in combination with the GMWB, taking full advantage of the benefit in a declining market will have an adverse effect on the GMWB if your Contract Value falls below your Guaranteed Withdrawal Balance. ANY TIME YOU USE THE 20% FREE WITHDRAWAL ENDORSEMENT WHEN THE AMOUNT OF THE WITHDRAWAL EXCEEDS THE GAWA AND THE CONTRACT VALUE IS LESS THAN THE GWB, IT IS DISADVANTAGEOUS. You may NOT elect this option if you elect the 3% or 4% Contract Enhancement Endorsements or if you elect the Three-year Withdrawal Charge Period.

         7% GUARANTEED MINIMUM WITHDRAWAL BENEFIT. THE FOLLOWING DESCRIPTION OF THE 7% GMWB IS SUPPLEMENTED BY SOME EXAMPLES IN APPENDIX C THAT MAY ASSIST YOU IN UNDERSTANDING HOW THE 7% GMWB CALCULATIONS ARE MADE IN CERTAIN CIRCUMSTANCES. For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 7% GMWB may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB) (as defined below), regardless of your Contract Value. We may limit the availability of this optional endorsement. Once selected, the 7% GMWB cannot be canceled. If you select the 7% GMWB when you purchase your Contract, your net premium payment will be used as the basis for determining the GWB. The 7% GMWB may also be selected after the Issue Date within 30 days before any Contract Anniversary. If you select the 7% GMWB after the Issue Date, to determine the GWB, we will use your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added. THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon "step-up"), and the GWB is reduced with each withdrawal you take.

         Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount. Upon selection, the GAWA is equal to 7% of the GWB. The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 7%. However, withdrawals are not cumulative. If you do not take 7% in one Contract Year, you may not take more than 7% the next Contract Year. If you withdraw more than 7%, the guaranteed amount available may be less than the total premium payments and the GAWA may be reduced. The GAWA can be divided up and taken on a payment schedule that you request. You can continue to take the GAWA each Contract Year until the GWB has been depleted.

         Withdrawal charges, Contract Enhancement recapture charges, and Excess Interest Adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 7% GMWB, but these charges or adjustments are offset by your ability to make free withdrawals under the Contract.

         Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA. Each time you make a premium payment, the GWB is increased by the amount of the net premium payment. Also, the GAWA will increase by 7% of the net premium payment or 7% of the increase in the GWB, if the maximum GWB is reached. We require prior approval for a subsequent premium payment, however, that would result in your Contract having $1 million of premiums in the aggregate.


         If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA may be lower in the future. In other words, WITHDRAWING MORE THAN THE GAWA IN ANY CONTRACT YEAR COULD CAUSE THE GWB TO BE REDUCED BY MORE THAN THE AMOUNT OF THE WITHDRAWAL(S) AND EVEN RESET TO THE THEN CURRENT CONTRACT VALUE, LIKELY REDUCING THE GAWA, TOO. Withdrawals greater than GAWA impact the GAWA differently, depending on when you selected the 7% GMWB, because the calculation is different. Recalculation of the GWB and GAWA may result in reducing or extending the payout period. Examples 4, 5, and 6 of Appendix C illustrate the impact of such withdrawals.


         If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the GAWA, the GWB is equal to the greater of:

               o the GWB prior to the partial withdrawal less the partial withdrawal; or

               o    zero.

         If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GWB is equal to the lesser of:

               o the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or

               o the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.


         If all your partial withdrawals made in the current Contract Year are less than or equal to the GAWA, the GAWA is the lesser of:

               o    the GAWA prior to the partial withdrawal; or

               o    the GWB after the partial withdrawal.

         If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GAWA is equal to the lesser of:


               o    the GAWA prior to the partial withdrawal; or

               o    the GWB after the partial withdrawal;


                                       - or -

               For Contracts to which this endorsement is added ON AND AFTER MAY 2, 2005, 7% of the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the withdrawal.

               For Contracts to which is endorsement is added BEFORE MAY 2, 2005, 7% of the greater of:

                    1. the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or

                    2.   the GWB after the partial withdrawal.

         For purposes of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any withdrawal charges, recapture charges and Excess Interest Adjustments.

         Withdrawals made under the guarantee of this endorsement are considered to be the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements. They are subject to the same restrictions and processing rules as described in the Contract.

         On or after your fifth anniversary after selecting the 7% GMWB, you may choose to "step-up" the GWB to equal your then current Contract Value. The request will be processed and effective on the day we receive the request in Good Order, which is within 30 days after a Contract Anniversary. Your GAWA then becomes the greater of: (i) 7% of the Contract Value on the effective date of the "step-up" or (ii) the GAWA prior to the "step-up." You would not choose a "step-up" if your current GWB is higher than your Contract Value.

         More than one "step-up" is permitted, but there must be at least five Contract Years between "step-ups." Before deciding to "step-up," please consult with the registered representative who helped you to purchase the Contract or contact us at our Annuity Service Center.

         SPOUSAL CONTINUATION. If the Contract is continued by the spouse, the spouse retains all rights previously held by the Owner and therefore may elect to add the 7% GMWB to the Contract within the 30 days prior to any Contract Anniversary following the continuation date of the original Contract's Issue Date. The 7% GMWB would become effective on the Contract Anniversary following receipt of the request in Good Order.

         If the spouse continues the Contract and the 7% GMWB endorsement already applies to the Contract, the 7% GMWB will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. Your spouse may elect to "step-up" on the continuation date. If the Contract is continued under the Special Spousal Continuation Option, the value applicable upon "step-up" is the Contract Value, including any adjustments applied on the continuation date. Any subsequent "step-up" must follow the "step-up" restrictions listed above (Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date).

         SURRENDER. If your Contract is surrendered, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 7% GMWB. The 7% GMWB is terminated.

         CONTRACT VALUE IS ZERO. If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually. The total annual payment will equal the GAWA, but will not exceed the current GWB.

         All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value. Upon your death as the Owner, your Beneficiary will receive the scheduled payments. No other death benefit or Earnings Protection Benefit will be paid.

         ANNUITIZATION. If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

         FIXED PAYMENT INCOME OPTION. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select. If you should die before the payments have been completed, the remaining payments will be made to the Beneficiary.

         This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.

         EFFECT OF GMWB ON TAX DEFERRAL. The purchase of the 7% GMWB may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract. Please consult your tax and financial advisors on this and other matters prior to electing the 7% GMWB.

         5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT. BEFORE READING MORE ABOUT THE 5% FOR LIFE GMWB, PLEASE BE SURE TO FAMILIARIZE YOURSELF WITH THE 7% GMWB, AS DISCUSSED EARLIER, BECAUSE OF THE SIMILARITIES AND DIFFERENCES BETWEEN THE ENDORSEMENTS. THE FOLLOWING DESCRIPTION IS SUPPLEMENTED BY SOME EXAMPLES IN APPENDICES D AND E. For Owners between the ages of 60 and 80 on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 5% for Life GMWB may be available. (For the Owner that is a legal entity, the benefit is based on the age of the Annuitant(s).) The 5% for Life GMWB permits you to make partial withdrawals prior to the Income Date that, in total, are guaranteed to at least equal the GWB (and because of the "for life" guarantee, your total withdrawals could be more than the GWB), regardless of your Contract Value. For the 5% for Life GMWB, how the GWB and GAWA are determined and the limitations are the same as the 7% GMWB, except that:

               o there is no recalculation of the GAWA if your total partial withdrawals in a Contract Year are less than or equal to the GAWA and your "for life" guarantee is still in effect;

               o    the GAWA is 5% of the GWB;



               o with any subsequent premium payments, the GAWA increases by 5% of the net premium payment, or 5% of the increase in the GWB if the maximum GWB is reached; and

               o    there is a "for life" guarantee.


         "For life" means the longer of: the Owner's life, or with joint Owners, the life of the one dying first; or until total partial withdrawals deplete the GWB. So long as the "for life" guarantee is in effect, you may continue to take partial withdrawals of the GAWA (or MRD, if greater, for certain qualified plans) even after the Contract Value falls to zero. Because of the "for life" guarantee, we do not allow an ownership change of a Contract with this endorsement, except for the Owner that is a legal entity. With an Owner that is a legal entity, we will allow ownership to change to another legal entity or to the Annuitant, and the "for life" guarantee will remain in effect. However, even if the "for life" guarantee were to become invalid, we would not allow an ownership change. You will invalidate the "for life" guarantee if your total partial withdrawals in a Contract Year exceed the GAWA (or MRD, if greater, for certain qualified plans). The "for life" guarantee is terminated upon spousal continuation.

         The GWB of the 5% for Life GMWB may be "stepped-up" in the same fashion as the 7% GMWB, subject to the same conditions and requirements, but with the GAWA based on 5% of the GWB or the previous GAWA, if greater.

         With the 5% for Life GMWB, if your Contract Value is reduced to zero as a result of a partial withdrawal, contract charges or poor fund performance, the GAWA will automatically be paid no less frequently than annually, based on your instructions, through the "for life" guarantee, or until the GWB is depleted if the "for life" guarantee is no longer effective. There is no fixed income option, in addition to the Contract's other income options, if you decide to annuitize your Contract.


         For certain tax-qualified Contracts, withdrawals exceeding GAWA to meet a Contract's minimum distribution requirements ("MRDs") under the Internal Revenue Code (Code) may not invalidate the "for life" guarantee. We require prior notice of an MRD at the time of your request for a withdrawal, and there is an administrative form. The administrative form allows for one-time or systematic withdrawals. Eligible withdrawals that are specified as MRDs may only be taken based on the value of the Contract to which this endorsement applies, even where the Code allows for the taking of MRDs for multiple contracts from a single contract. Under the Code, MRDs are calculated and taken on a calendar year basis. But with the 5% for Life GMWB, the GAWA is based on Contract Years, and only your MRDs for one calendar year are allowed per Contract Year. However, with the calendar year in which your MRDs are to begin (generally, when you reach age 70 1/2), you may take your MRDs for the current and next calendar years during the same Contract Year, as necessary. Because the intervals for the GAWA and MRDs are different, the "for life" guarantee is more susceptible to being invalidated with tax-qualified Contracts if the sum of your total partial withdrawals exceed the greater of the GAWA or MRD in a Contract Year, especially in the first Contract Year of MRDs. So please be sure to consult your tax adviser beforehand. Moreover, withdrawing more than the greater of the GAWA or MRD in any Contract Year could cause the GWB to be reduced by more than the dollar amount of the withdrawal(s) and even reset to the then current Contract Value, likely reducing the GAWA, as applicable, too. Please consult your tax adviser regarding MRDs prior to purchasing a tax-qualified Contract with the 5% for Life GMWB.


         4% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT. BEFORE READING MORE ABOUT THE 4% FOR LIFE GMWB, PLEASE BE SURE TO FAMILIARIZE YOURSELF WITH THE 7% GMWB, AS DISCUSSED EARLIER, BECAUSE OF THE SIMILARITIES AND DIFFERENCES BETWEEN THE ENDORSEMENTS. ALSO, THE FOLLOWING DESCRIPTION IS SUPPLEMENTED BY SOME EXAMPLES IN APPENDICES F AND G. For Owners between the ages of 50 and 80 on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 4% for Life GMWB may be available. (For the Owner that is a legal entity, the benefit is based on the age of the Annuitant(s).) The 4% for Life GMWB permits you to make partial withdrawals prior to the Income Date that, in total, are guaranteed to at least equal the GWB (and because of the "for life" guarantee, your total withdrawals could be more than the GWB), regardless of your Contract Value. For the 4% for Life GMWB, how the GWB and GAWA are determined and the limitations are the same as the 7% GMWB, except that:

               o there is no recalculation of the GAWA if your total partial withdrawals in a Contract Year are less than or equal to the GAWA and your "for life" guarantee is still in effect;

               o    the GAWA is 4% of the GWB;

               o with any subsequent premium payments, the GAWA increases by 4% of the net premium payment, or 4% of the increase in the GWB if the maximum GWB is reached; and

               o    there is a "for life" guarantee.

         "For life" means the longer of: the Owner's life, or with joint Owners, the life of the one dying first; or until total partial withdrawals deplete the GWB. So long as the "for life" guarantee is in effect, you may continue to take partial withdrawals of the GAWA even after the Contract Value falls to zero. Because of the "for life" guarantee, we do not allow an ownership change of a Contract with this endorsement, except for the Owner that is a legal entity. With an Owner that is a legal entity, we will allow ownership to change to another legal entity or to the Annuitant, and the "for life" guarantee will remain in effect. However, even if the "for life" guarantee were to become invalid, we would not allow an ownership change. You will invalidate the "for life" guarantee if your total partial withdrawals in a Contract Year exceed the GAWA. The "for life" guarantee is terminated upon spousal continuation.

         The GWB of the 4% for Life GMWB may be "stepped-up" in the same fashion as the 7% GMWB, subject to the same conditions and requirements, but with the GAWA based on 4% of the GWB or the previous GAWA, if greater.

         With the 4% for Life GMWB, if your Contract Value is reduced to zero as a result of a partial withdrawal, contract charges or poor fund performance, the GAWA will automatically be paid no less frequently than annually, based on your instructions, through the "for life" guarantee, or until the GWB is depleted if the "for life" guarantee is no longer effective. There is no fixed income option, in addition to the Contract's other income options, if you decide to annuitize your Contract. Please consult your tax adviser prior to purchasing a Contract with the 4% for Life GMWB.

         YOU MAY ELECT ONLY ONE GMWB. YOU MAY NOT ELECT BOTH A GMWB AND THE GMIB, AND YOU MAY NOT ADD A GMWB AFTER THE ISSUE DATE TO A CONTRACT WITH THE GMIB.

         SYSTEMATIC WITHDRAWAL PROGRAM. You can arrange to have money automatically sent to you periodically while your Contract is still in the accumulation phase. You may withdraw a specified dollar amount (of at least $50 per withdrawal), a specified percentage or earnings. Your withdrawals may be on a monthly, quarterly, semi-annual or annual basis. There is no charge for the Systematic Withdrawal Program; however, you will have to pay taxes on the money you receive. You may also be subject to a withdrawal charge and an Excess Interest Adjustment.

         SUSPENSION OF WITHDRAWALS OR TRANSFERS. We may be required to suspend or delay withdrawals or transfers to or from an Investment Division when:

               o the New York Stock Exchange is closed (other than customary weekend and holiday closings);

               o under applicable SEC rules, trading on the New York Stock Exchange is restricted;

               o under applicable SEC rules, an emergency exists so that it is not reasonably practicable to dispose of securities in an Investment Division or determine the value of its assets; or

               o the SEC, by order, may permit for the protection of Contract Owners.

         We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account and the Indexed Fixed Option for up to six months or the period permitted by law.

                       INCOME PAYMENTS (THE INCOME PHASE)

         The income phase of your Contract occurs when you begin receiving regular income payments from us. The Income Date is the day those payments begin. Once income payments begin, the Contract cannot be returned to the accumulation phase. You can choose the Income Date and an income option. All of the Contract Value must be annuitized. The income options are described below.

         If you do not choose an income option, we will assume that you selected option 3, which provides a life annuity with 120 months of guaranteed payments.

         You can change the Income Date or income option at any time before the Income Date, but changes of the Income Date may only be to a later date. You must give us written notice at least seven days before the scheduled Income Date. Income payments must begin by your 90th birthday under a non-qualified Contract or the calendar year in which you attain age 70 1/2 under a traditional Individual Retirement Annuity (or such other age as required by law). Distributions under qualified plans and Tax-Sheltered Annuities must begin by the later of the calendar year in which you attain age 70 1/2 or the calendar year in which you retire. Distributions from Roth IRAs are not required prior to your death.

         At the Income Date, you can choose to receive fixed payments or variable payments based on the Investment Divisions. Unless you tell us otherwise, your income payments will be based on the fixed and variable options that were in place on the Income Date.


         You can choose to have income payments made monthly, quarterly, semi-annually or annually. Or you can choose a single lump sum payment. If you have less than $5,000 to apply toward an income option and state law permits, we may provide your payment in a single lump sum. Likewise, if your first income payment would be less than $50 and state law permits, we may set the frequency of payments so that the first payment would be at least $50.


         VARIABLE INCOME PAYMENTS. If you choose to have any portion of your income payments based upon one or more Investment Divisions, the dollar amount of your initial annuity payment will depend primarily upon the following:

               o the amount of your Contract Value you allocate to the Investment Division(s) on the Income Date;

               o the amount of any applicable premium taxes, recapture charges or withdrawal charges and any Excess Interest Adjustment deducted from your Contract Value on the Income Date;

               o    which income option you select; and

               o the investment factors listed in your Contract that translate the amount of your Contract Value (as adjusted for applicable charges, frequency of payment and commencement date) into initial payment amounts that are measured by the number of Annuity Units of the Investment Division(s) you select credited to your Contract.

         The investment factors in your Contract are calculated based upon a variety of factors, including an assumed investment rate of 3% for option 4 or 4.5% for options 1-3 and, if you select an income option with a life contingency, the age and gender of the Annuitant; however, the assumed investment rate is 3% for all options on Contracts issued ON OR AFTER OCTOBER 4, 2004. State variations may apply.


         We calculate the dollar amount of subsequent income payments that you receive based upon the performance of the Investment Divisions you select. If that performance (measured by changes in the value of Annuity Units) exceeds the assumed investment rate, then your income payments will increase; if that performance is less than the assumed investment rate, then your income payments will decrease. Neither expenses actually incurred (other than taxes on investment return), nor mortality actually experienced, will adversely affect the dollar amount of subsequent income payments.


         INCOME OPTIONS. The Annuitant is the person whose life we look to when we make income payments (each description assumes that you are the Owner and Annuitant). The following income options may not be available in all states.

         OPTION 1 - Life Income. This income option provides monthly payments for your life.

         OPTION 2 - Joint and Survivor. This income option provides monthly payments for your life and for the life of another person (usually your spouse) selected by you.

         OPTION 3 - Life Annuity With at Least 120 or 240 Monthly Payments. This income option provides monthly payments for the Annuitant's life, but with payments continuing to the Beneficiary for the remainder of 10 or 20 years (as you select) if the Annuitant dies before the end of the selected period. If the Beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate that will be no more than 1% higher than the rate used to calculate the initial payment.

         OPTION 4 - Income for a Specified Period. This income option provides monthly payments for any number of years from 5 to 30. If the Beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate that will be no more than 1% higher than the rate used to calculate the initial payment.

         ADDITIONAL OPTIONS - We may make other income options available.


         No withdrawals are permitted during the income phase under an income option that is life contingent.


         GUARANTEED MINIMUM INCOME BENEFIT. The optional Guaranteed Minimum Income Benefit ("GMIB") endorsement guarantees a minimum fixed income benefit (under certain life contingent options) after a period of at least 10 Contract Years, subject to specific conditions, regardless of the Allocation Option(s) you select during the accumulation phase. The guarantee is different depending on when you purchased a Contract.

         This benefit is only available if:

               o    you elect it prior to your Contract's Issue Date;

               o    the  Annuitant  is not older than age 75 on the Issue  Date;
                    and

               o you exercise it on or within 30 calendar days of your 10th, or any subsequent, Contract Anniversary but in no event later than the 30 calendar day period following the Contract Anniversary immediately following the Annuitant's 85th birthday.

         The GMIB will terminate and will not be payable at the earliest of:

               o the Income Date (if prior to the effective date of the GMIB);

               o the 31st calendar day following the Contract Anniversary immediately after the Annuitant's 85th birthday;

               o    the date you make a total withdrawal from the Contract;

               o upon your death (unless your spouse is your Beneficiary, elects to continue the Contract and is eligible for this benefit); or

               o if the Owner is not a natural person, upon the death of the Annuitant.

         Once elected, the GMIB cannot be terminated in any other way while your Contract is in force.

         You have the option of taking the GMIB instead of the other income options described above. Your monthly income option payments will be calculated by applying the "GMIB Benefit Base" (described below) to the annuity rates in the table of guaranteed purchase rates attached to the GMIB endorsement. The only types of income payments available under the GMIB are life contingent fixed annuity income payments. The fixed annuity payment income options currently available are:

         OPTION 1 - Life Income,

         OPTION 2 - Joint and Survivor,

         OPTION 3 - Life Annuity with 120 Monthly Periods Guaranteed, and

         OPTION 4 - Joint and Survivor Life Annuity with 120 Monthly Periods Guaranteed.


         No other income options will be available, and no partial annuitizations will be allowed.


         After the 10th Contract Anniversary or any subsequent Contract Anniversary, the Contract Owner must exercise this option prior to the Income Date. The GMIB may not be appropriate for Owners who will be subject to any minimum distribution requirements under an IRA or other qualified plan prior to the expiration of 10 Contract Years. Please consult a tax advisor on this and other matters of selecting income options.

         The GMIB only applies to the determination of income payments under the income options specified above. It is not a guarantee of Contract Value or performance. This benefit does not enhance the amounts paid in any withdrawals or death benefits. You will not receive any benefit under this endorsement if you make a total withdrawal of your Contract Value.

         Both the amount of the GMIB and the quarterly charge for the GMIB (described above in the Charges section) are based upon an amount called the "GMIB BENEFIT BASE." The GMIB Benefit Base is the GREATER OF
         (A) OR (B), WHERE:

         (A) IS THE ROLL-UP COMPONENT WHICH IS EQUAL TO:

               o all premiums you have paid (net of any applicable premium taxes); PLUS

               o any Contract Enhancements credited on or before the business day the GMIB Benefit Base is being calculated; MINUS

               o    an  adjustment   (described   below)  for  any   withdrawals
                    (including  any  applicable   charges  and  Excess  Interest
                    Adjustments to those withdrawals);

         compounded at an annual interest rate of 5% from the Issue Date until the earlier of the Annuitant's 80th birthday or the exercise date of the GMIB.

         For Contracts issued BEFORE MAY 2, 2005, with the Roll-Up Component, any taxes incurred and the following charges are also subtracted from your premiums and Contract Enhancements: annual contract maintenance charges; transfer charges; and any applicable non-asset based Contract charges due (other than the GMIB charge) under any optional endorsement.

         For Contracts issued BEFORE MAY 3, 2004, the annual interest rate is 6%.


         All adjustments for Premiums and Contract Enhancements are made on the date of the Premium payment. All withdrawal adjustments are made at the end of the Contract Year and on the exercise date of the GMIB. For total withdrawals up to 5% of the Roll-Up Component as of the previous Contract Anniversary, the withdrawal adjustment is the dollar amount of the withdrawal (including any applicable charges and adjustments to such withdrawal). After processing any applicable dollar for dollar portion of the withdrawal, the withdrawal adjustment for total withdrawals in a Contract Year in excess of 5% of the Roll-Up Component as of the previous Contract Anniversary is the Roll-Up Component immediately prior to the withdrawal multiplied by the percentage reduction in the Contract Value attributable to the withdrawal (including any applicable charges and adjustments to such withdrawal). In calculating the withdrawal adjustment, the Issue Date is considered a Contract Anniversary. Generally, the larger the withdrawal, the greater the impact on the GMIB Benefit Base. Please note also that when the Contract Value is greater than the Roll-Up Component, dollar for dollar withdrawals would result in a larger withdrawal adjustment than would proportional withdrawals. However, all withdrawals will be processed as described above, regardless of the level of the Contract Value.

         For example, the calculations for a Contract issued with an initial Premium payment of $10,000, the Guaranteed Minimum Income Benefit, and a 4% Contract Enhancement would be as follows. Assume the Owner takes a gross withdrawal during the Contract Year of $400, which is less than 5% of the Roll-Up Component as of the previous Contract Anniversary and therefore treated as a dollar-for-dollar withdrawal at the end of the Contract Year. The Roll-Up Component of the GMIB Benefit Base at the end of the year will be equal to the Premium and Contract Enhancement accumulated at 5% to the end of the year; less the withdrawal adjustment of $400 made at the end of the year. The resulting Roll-Up Component is equal to ($10,000 + $400) x 1.05 - $400 = $10,520. (If your Contract was issued BEFORE MAY 2, 2005, then annual contract maintenance charges are also subtracted, and the resulting Roll-Up Component is equal to ($10,000 + $400) x 1.05 - $35 - $400 = $10,485.)
         These examples do not take into account taxes.


         For Contracts issued BEFORE MAY 2, 2004, withdrawal adjustments are made at the time of the withdrawal and reduce the Roll-Up Component of the Benefit Base in the same proportion as the reduction in Contract Value.

         AND (B) IS THE GREATEST CONTRACT VALUE COMPONENT AND IS EQUAL TO:

               o the greatest Contract Value on any Contract Anniversary prior to the Annuitant's 81st birthday; MINUS

               o an adjustment (described below) for any withdrawals after that Contract Anniversary (including any applicable charges and Excess Interest Adjustments for those withdrawals); PLUS

               o any premiums paid (net of any applicable premium taxes) after that Contract Anniversary; MINUS

               o any annual contract maintenance charge, transfer charge, and any applicable non-asset based charges due under any optional endorsement deducted after that Contract Anniversary; and MINUS

               o    any taxes deducted after that Contract Anniversary.

         All of the applicable listed events and their adjustments are made on the date of the transaction. The withdrawal adjustment is the Greatest Contract Anniversary Value Component immediately prior to the withdrawal multiplied by the percentage reduction in the Contract Value attributable to the withdrawal (including any applicable charges and adjustments for such withdrawals).

         Neither component of the GMIB Benefit Base will ever exceed:

               o 200% of premiums paid (net of any applicable premium taxes and excluding premiums paid in the 12 months prior to the date the GMIB is exercised); MINUS

               o any withdrawals (including related charges and adjustments) deducted since the issuance of the Contract.


         For Contracts issued BEFORE MAY 2, 2005, with both components of the GMIB Benefit Base, any taxes incurred and the following charges are also subtracted from your premiums: annual contract maintenance charges; transfer charges; and any non-asset based Contract charges due under any optional endorsement. The applicability of this limitation will be determined after the calculation of each component of the GMIB Benefit Base.

         If you are the Annuitant under your Contract and your spouse continues the Contract after your death, your spouse will become the Annuitant and will continue to be eligible for the GMIB as long as he or she would have been eligible as an Annuitant when your Contract was issued and is age 84 or younger. If your spouse does not satisfy those criteria, then the GMIB will terminate and the charge for the GMIB discontinued. Similarly, if an Owner who is a natural person is not the Annuitant and the Annuitant dies, you (the Owner) may select a new Annuitant (who must be a person eligible to be an Annuitant on the Issue Date and is age 84 or younger). If the new Annuitant in that situation does not satisfy those criteria then the GMIB will terminate and the GMIB charge discontinued. In the event of joint Annuitants, the age of the youngest Annuitant will be used for all these determinations.


         Among other requirements applicable to Contracts issued to entities/Owners, the use of multiple Contracts by related entities to avoid maximum premium limits is not permitted. Selection of the GMIB, with multiple Contracts or otherwise, is subject to our administrative rules designed to assure its appropriate use. We may update these rules as necessary.


         YOU MAY NOT ELECT BOTH THE GMIB AND A GMWB, AND YOU MAY NOT ELECT TO ADD A GMWB AFTER THE ISSUE DATE TO A CONTRACT WITH THE GMIB.

                                  DEATH BENEFIT

         The Contract has a death benefit, namely the basic death benefit, which is payable during the accumulation phase. Instead you may choose an optional death benefit for an additional charge, availability of which may vary by state. For more information about the availability of an optional death benefit in your state, please see the application, check with the registered representative helping you to purchase the Contract or contact us at our Annuity Service Center. Our contact information is on the first page of this prospectus. The optional death benefits are only available upon application, and once chosen, cannot be canceled.


         The death benefit paid to your Beneficiary upon your death is calculated as of the date we receive all required documentation in Good Order which includes, but is not limited to, due proof of death and a completed claim form from the Beneficiary of record (if there are multiple beneficiaries, we will calculate the death benefit when we receive this documentation from the first Beneficiary). Payment will include any required interest from the date of death. The death benefit paid will be the basic death benefit unless you have selected the Earnings Protection Benefit and/or one of the other death benefit endorsements. If you have a guaranteed minimum death benefit, the amount by which the guaranteed minimum death benefit exceeds the account value will be put into your account as of the date we receive all required documentation from the Beneficiary of record and will be allocated among the Investment Divisions and Fixed Account according to the current allocation instructions on file for your account as of that date. Each Beneficiary will receive their portion of the remaining value, subject to market fluctuations, when their option election form is received at our Annuity Service Center in Lansing, Michigan.


         BASIC DEATH BENEFIT. If you die before moving to the income phase, the person you have chosen as your Beneficiary will receive a death benefit. If you have a joint Owner, the death benefit will be paid when the first joint Owner dies. The surviving joint Owner will be treated as the Beneficiary. Any other Beneficiary designated will be treated as a contingent Beneficiary. Only a spousal Beneficiary has the right to continue the Contract in force upon your death.

         The death benefit equals the greater of:

               o your Contract Value on the date we receive all required documentation from your Beneficiary; or

               o the total premiums you have paid since your Contract was issued REDUCED FOR prior withdrawals (including any applicable charges and adjustments) in the same proportion that the Contract Value was reduced on the date of the withdrawal. For Contracts issued BEFORE OCTOBER 4, 2004, the withdrawal adjustment is equal to the dollar amount of the withdrawal, and this component of the death benefit would be further reduced by any annual contract maintenance charges, transfer charges, any applicable charges due under any optional endorsement and premium taxes.

         EARNINGS PROTECTION BENEFIT. The Earnings Protection Benefit is an optional benefit that may increase the amount of the death benefit payable at your death. If you are 75 years of age or younger when your Contract is issued, you may elect the Earnings Protection Benefit when the Contract is issued.

         If you are under the age of 70 when your Contract is issued and you elect the Earnings Protection Benefit then, the amount that will be added to the death benefit that is otherwise payable is 40% of the earnings in your Contract, subject to the limit described below.

         If you are between the ages of 70 and 75 when your Contract is issued and you elect the Earnings Protection Benefit, the amount that will be added to the death benefit that is otherwise payable is 25% of the earnings in your Contract, subject to the limit described below.

         For purposes of this benefit, we define earnings as the amount by which the sum of your Contract Value, including any Contract Enhancement, exceeds the remaining premiums (premiums not previously withdrawn). For purposes of this calculation, your Indexed Fixed Option value will be the amount allocated to the Indexed Fixed Option accumulated at 3% annually and adjusted for any amounts cancelled or withdrawn for charges, deductions, withdrawals or any taxes due. If the earnings amount is negative, I.E., the total remaining premiums are greater than your Contract Value, no Earnings Protection Benefit will be paid. In determining the maximum amount of earnings on which we will calculate your Earnings Protection Benefit, earnings shall never exceed 250% of the remaining premiums, excluding remaining premiums paid in the 12 months prior to the date of your death (other than your initial premium if you die in the first Contract year).

         As described below, if your spouse exercises the Special Spousal Continuation Option upon your death, the Earnings Protection Benefit will be paid upon your death and your spouse may then discontinue the Earnings Protection Benefit. If your spouse fails to make such an election, the Earnings Protection Benefit will remain in force and upon your spouse's death we will pay an Earnings Protection Benefit if the Contract has accrued additional earnings since your death. In calculating that benefit, we will not take into consideration earnings accrued on or prior to the Continuation Date (as defined in "Special Spousal Continuation Option" below). In addition, the maximum earnings on which we calculate the Earnings Protection Benefit is 250% of the Contract Value after application of the Continuation Adjustment plus remaining premiums paid on or after the Continuation Date (excluding remaining premiums paid within 12 months of your spouse's death).

         You must elect the Earnings Protection Benefit when you apply for your Contract. Once elected, the benefit may not be terminated. However, if the Contract is continued under the Special Spousal Continuation Option, your spouse may then elect to discontinue the Earnings Protection Benefit.

         No Earnings Protection Benefit (other than a "Continuation Adjustment" described below in "Special Spousal Continuation") will be paid:

               o if your Contract is in the income phase at the time of your death;

               o    if there are no earnings in your Contract; or

               o if your spouse exercises the Special Spousal Continuation Option (described below) and either

                    o    is age 76 or older at the Continuation Date or

                    o    elects to discontinue the Earnings Protection Benefit.

         The Earnings Protection Benefit may not be available in your state. See your financial advisor for information regarding the availability of the Earnings Protection Benefit.

         OPTIONAL DEATH BENEFITS. Several optional death benefits are available, in lieu of or in addition to any Earnings Protection Benefit, which are designed to protect your Contract Value from potentially poor investment performance and the impact that poor investment performance could have on the amount of the basic death benefit. Because there is an additional annual charge for each of these optional death benefits, and because you cannot change your selection, please be sure that you have read about and understand the Contract's basic death benefit before selecting an optional death benefit. Optional death benefits are available if you are 79 years of age or younger on the Contract's Issue Date. However, the older you are when your Contract is issued, the less advantageous it would be for you to select an optional death benefit. These optional death benefits are subject to our administrative rules to assure appropriate use, which administrative rules may be changed, as necessary.

         DEPENDING ON WHEN YOU APPLIED FOR THE CONTRACT: THE AVAILABILITY OF AN OPTIONAL DEATH BENEFIT MAY HAVE BEEN DIFFERENT; HOW AN OPTIONAL DEATH BENEFIT IS CALCULATED VARIES; AND WE MAY HAVE REFERRED TO AN OPTIONAL DEATH BENEFIT BY A DIFFERENT NAME - ALL AS NOTED BELOW.

         For purposes of these optional death benefits, "Net Premiums" are defined as your premium payments net of premium taxes, reduced by any withdrawals (including applicable charges and deductions) at the time of the withdrawal in the same proportion that the Contract Value was reduced on the date of the withdrawal. Accordingly, if a withdrawal were to reduce the Contract Value by 50%, for example, Net Premiums would also be reduced by 50%. Similarly, with the "Highest Anniversary Value" component, the adjustment to your Contract Value for applicable charges will have occurred proportionally at the time of the deductions. For Contracts issued BEFORE OCTOBER 4, 2004, your premium payments are further reduced by the annual contract maintenance charges, transfer charges, the charges for any optional benefit endorsements, and taxes. Also for Contracts issued BEFORE OCTOBER 4, 2004, the withdrawal adjustment is instead equal to the dollar amount of your withdrawals.

         FOLLOWING ARE THE CALCULATIONS FOR THE OPTIONAL DEATH BENEFITS ON AND AFTER MAY 2, 2005. For purposes of these calculations, with the "Roll-up" component, interest will compound (accumulate) until the Contract Anniversary immediately preceding your 81st birthday.

                  5% ROLL-UP DEATH BENEFIT, changes your basic death benefit to the greatest of:
                           (a) your Contract Value as of the end of the business
                               day on which we receive all required
                               documentation from your Beneficiary; or
                           (b) total Net Premiums since your Contract was
                               issued, compounded at 5% per annum until the Contract Anniversary immediately preceding your 81st birthday; or
                           (c) your Contract Value at the end of your seventh
                               Contract Year or as of the Contract Anniversary immediately preceding your 81st birthday, whichever is earlier, PLUS your total Net Premiums since then, compounded at 5% per annum until the Contract Anniversary immediately preceding your 81st birthday.

                  However, the interest rate is 4% per annum if you are 70 years old or older on the Contract's Issue Date.

                  4% ROLL-UP DEATH BENEFIT, changes your basic death benefit to the greatest of:
                           (a) your Contract Value as of the end of the business
                               day on which we receive all required
                               documentation from your Beneficiary; or
                           (b) total Net Premiums since your Contract was
                               issued, compounded at 4% per annum until the Contract Anniversary immediately preceding your 81st birthday; or
                           (c) your Contract Value at the end of your seventh
                               Contract Year or as of the Contract Anniversary immediately preceding your 81st birthday, whichever is earlier, PLUS your total Net Premiums since then, compounded at 4% per annum until the Contract Anniversary immediately preceding your 81st birthday.

                  However, the interest rate is 3% per annum if you are 70 years old or older on the Contract's Issue Date. Also, the interest rate is 3% per annum in some states, and accordingly, the interest rate is 2% per annum if you are 70 years old or older on the Contract's Issue Date, having purchased this optional death benefit in such state.

                  HIGHEST ANNIVERSARY VALUE DEATH BENEFIT, changes your basic death benefit to the greatest of:
                           (a) your Contract Value as of the end of the business
                               day on which we receive all required
                               documentation from your Beneficiary; or
                           (b) total Net Premiums since your Contract was
                               issued; or
                           (c) your greatest Contract Value on any Contract
                               Anniversary prior to your 81st birthday, MINUS any withdrawals (including any applicable withdrawal charges and adjustments), the Annual Contract Maintenance Charges, transfer charges, any applicable charges due under any optional endorsement and taxes subsequent to that Contract Anniversary, PLUS any premiums paid (net of any applicable premium taxes) subsequent to that Contract Anniversary.

                  COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT, changes your basic death benefit to the greatest of:
                           (a) your Contract Value as of the end of the business
                               day on which we receive all required
                               documentation from your Beneficiary; or
                           (b) total Net Premiums since your Contract was
                               issued, compounded at 5% per annum until the Contract Anniversary immediately preceding your 81st birthday; or
                           (c) your Contract Value at the end of your seventh
                               Contract Year or as of the Contract Anniversary immediately preceding your 81st birthday, whichever is earlier, PLUS your total Net Premiums since then, compounded at 5% per annum until the Contract Anniversary immediately preceding your 81st birthday; or
                           (d) your greatest Contract Value on any Contract
                               Anniversary prior to your 81st birthday, MINUS any withdrawals (including any applicable withdrawal charges and adjustments), the Annual Contract Maintenance Charges, transfer charges, any applicable charges due under any optional endorsement and taxes subsequent to that Contract Anniversary, PLUS any premiums paid (net of any applicable premium taxes), subsequent to that Contract Anniversary.

                  However, the interest rate is 4% if you are 70 years old or older on the Contract's Issue Date.

                  COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT, changes your basic death benefit to the greatest of:
                           (a) your Contract Value as of the business day on
                               which we receive all required documentation from your Beneficiary; or
                           (b) total Net Premiums since your Contract was
                               issued, compounded at 4% per annum until the Contract Anniversary immediately preceding your 81st birthday; or
                           (c) your Contract Value at the end of your seventh
                               Contract Year or as of the Contract Anniversary immediately preceding your 81st birthday, whichever is earlier, PLUS your total Net Premiums since then, compounded at 4% per annum until the Contract Anniversary immediately preceding your 81st birthday; or
                           (d) your greatest Contract Value on any Contract
                               Anniversary prior to your 81st birthday, MINUS any withdrawals (including any applicable withdrawal charges and adjustments), the Annual Contract Maintenance Charges, transfer charges, any applicable charges due under any optional endorsement and taxes subsequent to that Contract Anniversary, PLUS any premiums paid (net of any applicable premium taxes) subsequent to that Contract Anniversary.

                  However, the interest rate is 3% per annum if you are 70 years old or older on the Contract's Issue Date. Also, the interest rate is 3% per annum in some states, and accordingly, the interest rate is 2% per annum if you are 70 years old or older on the Contract's Issue Date, having purchased this optional death benefit in such state.


         FOLLOWING ARE THE CALCULATIONS FOR THE OPTIONAL DEATH BENEFITS BEFORE MAY 2, 2005. For purposes of these calculations, amounts in (c) and (d) of the roll-up and combination death benefits are limited to 250% of your total Net Premiums; however, this limitation does not include the amount payable with the Earnings Protection Benefit. For more information, please see "Earnings Protection Benefit" beginning on page
         54. We will not permit you to use multiple Contracts to try to circumvent this limitation.


                  5% ROLL-UP DEATH BENEFIT (5% COMPOUNDED DEATH BENEFIT), changes your basic death benefit to the greatest of:
                           (a) your Contract Value as of the end of the business
                               day on which we receive all required
                               documentation from your Beneficiary; or
                           (b) total Net Premiums since your Contract was
                               issued; or
                           (c) total Net Premiums since your Contract was
                               issued, compounded at 5% per annum; or
                           (d) your Contract Value at the end of your seventh
                               Contract year, PLUS your total Net Premiums since your seventh Contract year, compounded at 5% per annum.

                  However, the interest rate is 4% per annum if you are 70 years old or older on the Contract's Issue Date.

                  4% ROLL-UP DEATH BENEFIT, changes your basic death benefit to the greatest of:
                           (a) your Contract Value as of the end of the business
                               day on which we receive all required
                               documentation from your Beneficiary; or
                           (b) total Net Premiums since your Contract was
                               issued; or
                           (c) total Net Premiums since your Contract was
                               issued, compounded at 4% per annum; or
                           (d) your Contract Value at the end of your seventh
                               Contract year, PLUS your total Net Premiums since your seventh Contract year, compounded at 4% per annum.

                  However, the interest rate is 3% per annum if you are 70 years old or older on the Contract's Issue Date. Also, the interest rate is 3% per annum in some states, and accordingly, the interest rate is 2% per annum if you are 70 years old or older on the Contract's Issue Date, having purchased this optional death benefit in such state.

                  HIGHEST ANNIVERSARY VALUE DEATH BENEFIT (MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT), changes your basic death benefit to the greatest of:
                           (a) your Contract Value as of the end of the business
                               day on which we receive all required
                               documentation from your Beneficiary; or
                           (b) total Net Premiums since your Contract was
                               issued; or
                           (c) your greatest Contract Value on any Contract
                               Anniversary prior to your 81st birthday, MINUS any withdrawals (including any applicable withdrawal charges and adjustments), the annual contract maintenance charges, transfer charges, any applicable charges due under any optional endorsement and taxes subsequent to that Contract Anniversary, PLUS any premiums paid (net of any applicable premium taxes) subsequent to that Contract Anniversary.

                  COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT (COMBINATION DEATH BENEFIT), changes your basic death benefit to the greatest of:
                           (a) your Contract Value as of the end of the business
                               day on which we receive all required
                               documentation from your Beneficiary; or
                           (b) total Net Premiums since your Contract was
                               issued; or
                           (c) total Net Premiums since your Contract was
                               issued, compounded at 5% per annum; or (d) your Contract Value at the end of your seventh Contract year, PLUS your total Net Premiums since your seventh Contract year, compounded at 5% per annum; or
                           (e) your greatest Contract Value on any Contract
                               Anniversary prior to your 81st birthday, MINUS any withdrawals (including any applicable withdrawal charges and adjustments), the annual contract maintenance charges, transfer charges, any applicable charges due under any optional endorsement and taxes subsequent to that Contract Anniversary, PLUS any premiums paid (net of any applicable premium taxes) subsequent to that Contract Anniversary).

                  However, the interest rate is 4% if you are 70 years old or older on the Contract's Issue Date.

                  COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH
                      BENEFIT, changes your basic death benefit to the greatest of:
                           (a) your Contract Value as of the end of the business
                               day on which we receive all required
                               documentation from your Beneficiary; or
                           (b) total Net Premiums since your Contract was
                               issued; or
                           (c) total Net Premiums since your Contract was
                               issued, compounded at 4% per annum; or
                           (d) your Contract Value at the end of your seventh
                               Contract year, PLUS your total Net Premiums since your seventh Contract year, compounded at 4% per annum; or
                           (e) your greatest Contract Value on any Contract
                               Anniversary prior to your 81st birthday, MINUS any withdrawals (including any applicable withdrawal charges and adjustments), the annual contract maintenance charges, transfer charges, any applicable charges due under any optional endorsement and taxes subsequent to that Contract Anniversary, PLUS any premiums paid (net of any applicable premium taxes) subsequent to that Contract Anniversary.

                  However, the interest rate is 3% per annum if you are 70 years old or older on the Contract's Issue Date. Also, the interest rate is 3% per annum in some states, and accordingly, the interest rate is 2% per annum if you are 70 years old or older on the Contract's Issue Date, having purchased this optional death benefit in such state.

         PAYOUT OPTIONS. The basic death benefit and the optional death benefits can be paid under one of the following payout options:

               o    single lump sum payment; or

               o payment of entire death benefit within 5 years of the date of death; or

               o payment of the entire death benefit under an income option over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy; or payment of a portion of the death benefit under an income option over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy, with the balance of the death benefit payable to the Beneficiary. Any portion of the death benefit not applied under an income option within one year of the Owner's death, however, must be paid within five years of the date of the Owner's death.

         Under these payout options, the Beneficiary may also elect to receive additional lump sums at any time. The receipt of any additional lump sums will reduce the future income payments to the Beneficiary.


         Unless the Beneficiary chooses to receive the entire death benefit in a single sum, the Beneficiary must elect a payout option within the 60-day period beginning with the date we receive proof of death and payments must begin within one year of the date of death. If the Beneficiary chooses to receive some or all of the death benefit in a single sum and all the necessary requirements are met, we will pay the death benefit within seven days. If your Beneficiary is your spouse, he/she may elect to continue the Contract, at the current Contract Value, in his/her own name. For more information, please see "Special Spousal Continuation Option" beginning on page 60.


         PRE-SELECTED PAYOUT OPTIONS. As Owner, you may also make a predetermined selection of the death benefit payout option if your death occurs before the Income Date. However, at the time of your death, we may modify the death benefit option if the death benefit you selected exceeds the life expectancy of the Beneficiary. If this Pre-selected Death Benefit Option Election is in force at the time of your death, the payment of the death benefit may not be postponed, nor can the Contract be continued under any other provisions of this Contract. This restriction applies even if the Beneficiary is your spouse, unless such restriction is prohibited by the Internal Revenue Code. If the Beneficiary does not submit the required documentation for the death benefit to us within one year of your death, however, the death benefit must be paid, in a single lump sum, within five years of your death. The Pre-selected Death Benefit Option may not be available in your state.

         SPECIAL SPOUSAL CONTINUATION OPTION. If your spouse is the Beneficiary and elects to continue the Contract in his or her own name after your death, pursuant to the Special Spousal Continuation Option, no death benefit will be paid at that time. Moreover, if the Contract has the Earnings Protection Benefit and/or another optional death benefit (instead of the basic death benefit), we will contribute to the Contract a Continuation Adjustment, which is the amount by which the death benefit that would have been payable exceeds the Contract Value. We calculate this amount using the Contract Value and death benefit as of the date we receive completed forms and due proof of death from the Beneficiary of record and the spousal Beneficiary's written request to continue the Contract (the "Continuation Date"). We will add this amount to the Contract based on the current allocation instructions at the time of your death, subject to any minimum allocation restrictions, unless we receive other allocation instructions from your spouse. The Special Spousal Continuation Option may not be available in your state. See your financial advisor for information regarding the availability of the Special Spousal Continuation Option.

         If you have Contract Values allocated to the Indexed Fixed Option on the Continuation Date, we will transfer your Indexed Fixed Option value to the one-year Fixed Account option. Once the transfer is completed, the Fixed Account may be subject to restrictions. Your spouse may then transfer this amount to any available Investment Division or Fixed Account options, but your spouse may not transfer this amount back into the Indexed Fixed Option. If your spouse subsequently withdraws any of the amount transferred, we may charge a withdrawal charge on any portion of the amount withdrawn attributable to premiums. We will base the withdrawal charge on the number of years since the premium originally was allocated to the Indexed Fixed Option. Contract Value may remain in the Indexed Fixed Option if your spouse continues the Contract other than under the Special Spousal Continuation Option. This means spousal continuation of the Contract does not include a Continuation Adjustment.

         If your spouse continues the Contract in his/her own name under the Special Spousal Continuation Option, the new Contract Value will be considered the initial premium for purposes of determining any future death benefit including any Earnings Protection Benefit under the Contract. The age of the surviving spouse at the time of the continuation of the Contract will be used to determine all benefits under the Contract prospectively, so the death benefit may be at a different level.


         If your spouse elects to continue the Contract, your spouse, as new Owner, cannot terminate most of the optional benefits you elected. However, your spouse may then terminate the Earnings Protection Benefit and no further Earnings Protection Benefit charges will be deducted and no Earnings Protection Benefit will be paid upon your spouse's death. The GMIB will terminate upon your death (and no further GMIB charges will be deducted), unless your spouse is eligible for the benefit and elects to continue it with the Contract. For more information, please see "Guaranteed Minimum Income Benefit" beginning on page 49. Similarly, a GMWB will also terminate upon your death (and no further GMWB charges will be deducted), unless your spouse is eligible for the benefit and elects to continue it with the Contract. For more information, please see "7% Guaranteed Minimum Withdrawal Benefit" beginning on page 41. Because the "for life" guarantee would no longer be in effect with the 5% or 4% for Life GMWB, however, the benefit would allow the spouse to take partial withdrawals until the GWB is depleted. The Contract, and its optional benefits, remains the same, except as described above. There is no charge for the Spousal Continuation Option; however, your spouse will also be subject to the same fees, charges and expenses under the Contract as you were.


         UNLESS YOUR SPOUSE DISCONTINUES THE EARNINGS PROTECTION BENEFIT ON THE CONTINUATION DATE, CHARGES FOR THE BENEFIT WILL BE DEDUCTED EVEN THOUGH NO EARNINGS PROTECTION BENEFIT WILL APPLY IF YOUR SPOUSE IS 76 OR OLDER WHEN THE CONTRACT IS CONTINUED.

         The Special Spousal Continuation Option is available to elect one time on the Contract. However, if you have elected the Pre-Selected Death Benefit Option the Contract cannot be continued under the Special Spousal Continuation Option, unless preventing continuation would be prohibited by the Internal Revenue Code. The Pre-Selected Death Benefit Option may not be available in your state.

         DEATH OF OWNER ON OR AFTER THE INCOME DATE. If you or a joint Owner dies, and is not the Annuitant, on or after the Income Date, any remaining payments under the income option elected will continue at least as rapidly as under the method of distribution in effect at the date of death. If you die, the Beneficiary becomes the Owner. If the joint Owner dies, the surviving joint Owner, if any, will be the designated Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. A contingent Beneficiary is entitled to receive payment only after the Beneficiary dies.

         DEATH OF ANNUITANT. If the Annuitant is not an Owner or joint Owner and dies before the Income Date, you can name a new Annuitant. If you do not name a new Annuitant within 30 days of the death of the Annuitant, you will become the Annuitant. However, if the Owner is a non-natural person (for example, a corporation), then the death of the Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.

         If the Annuitant dies on or after the Income Date, any remaining guaranteed payment will be paid to the Beneficiary as provided for in the income option selected. Any remaining guaranteed payment will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.

                                      TAXES

         THE FOLLOWING IS ONLY GENERAL INFORMATION AND IS NOT INTENDED AS TAX ADVICE TO ANY INDIVIDUAL. ADDITIONAL TAX INFORMATION IS INCLUDED IN THE SAI. YOU SHOULD CONSULT YOUR OWN TAX ADVISER AS TO HOW THESE GENERAL RULES WILL APPLY TO YOU IF YOU PURCHASE A CONTRACT.


         TAX-QUALIFIED AND NON-QUALIFIED CONTRACTS. If you purchase your Contract as a part of a tax-qualified plan such as an Individual Retirement Annuity (IRA), Tax-Sheltered Annuity (sometimes referred to as a 403(b) Contract), or pension or profit-sharing plan (including a 401(k) Plan or H.R. 10 Plan) your Contract will be what is referred to as a tax-qualified contract. Tax deferral under a tax-qualified contract arises under the specific provisions of the Internal Revenue Code (Code) governing the tax-qualified plan, so a tax-qualified contract should be purchased only for the features and benefits other than tax deferral that are available under a tax-qualified contract, and not for the purpose of obtaining tax deferral. You should consult your own adviser regarding these features and benefits of the Contract prior to purchasing a tax-qualified contract.


         If you do not purchase your Contract as a part of any tax-qualified pension plan, specially sponsored program or an individual retirement annuity, your Contract will be what is referred to as a non-qualified contract.

         The amount of your tax liability on the earnings under and the amounts received from either a tax-qualified or a non-qualified Contract will vary depending on the specific tax rules applicable to your Contract and your particular circumstances.

         NON-QUALIFIED CONTRACTS - GENERAL TAXATION. Increases in the value of a non-qualified Contract attributable to undistributed earnings are generally not taxable to the Contract Owner or the Annuitant until a distribution (either a withdrawal or an income payment) is made from the Contract. This tax deferral is generally not available under a non-qualified Contract owned by a non-natural person (e.g., a corporation or certain other entities other than a trust holding the Contract as an agent for a natural person). Loans based on a non-qualified Contract are treated as distributions.

         NON-QUALIFIED CONTRACTS - AGGREGATION OF CONTRACTS. For purposes of determining the taxability of a distribution, the Code provides that all non-qualified contracts issued by us (or an affiliate) to you during any calendar year must be treated as one annuity contract. Additional rules may be promulgated under this Code provision to prevent avoidance of its effect through the ownership of serial contracts or otherwise.

         NON-QUALIFIED CONTRACTS - WITHDRAWALS AND INCOME PAYMENTS. Any withdrawal from a non-qualified Contract is taxable as ordinary income to the extent it does not exceed the accumulated earnings under the Contract. A part of each income payment under a non-qualified Contract is generally treated as a non-taxable return of premium. The balance of each income payment is taxable as ordinary income. The amounts of the taxable and non-taxable portions of each income payment are determined based on the amount of the investment in the Contract and the length of the period over which income payments are to be made. Income payments received after all of your investment in the Contract is recovered are fully taxable as ordinary income. Additional information is provided in the SAI.

         The Code also imposes a 10% penalty on certain taxable amounts received under a non-qualified Contract. This penalty tax will not apply to any amounts:

               o    paid on or after the date you reach age 59 1/2;

               o    paid to your Beneficiary after you die;

               o paid if you become totally disabled (as that term is defined in the Code);

               o paid in a series of substantially equal periodic payments made annually (or more frequently) for your life (or life expectancy) or for a period not exceeding the joint lives (or joint life expectancies) of you and your Beneficiary;

               o    paid under an immediate annuity; or

               o    which come from premiums made prior to August 14, 1982.

         NON-QUALIFIED CONTRACTS - REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any nonqualified contract issued after January 18, 1985 to provide that (a) if an owner dies on or after the annuity starting date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and (b) if an owner dies prior to the annuity starting date, the entire interest in the contract must be distributed within five years after the date of the owner's death.

         The requirements of (b) above can be considered satisfied if any portion of the Owner's interest which is payable to or for the benefit of a "designated beneficiary" is distributed over the life of such beneficiary or over a period not extending beyond the life expectancy of that beneficiary and such distributions begin within one year of that Owner's death. The Owner's "designated beneficiary," who must be a natural person, is the person designated by such Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the Owner's "designated beneficiary" is the surviving spouse of the Owner, the contract may be continued with the surviving spouse as the new Owner.

         TAX-QUALIFIED CONTRACTS - WITHDRAWALS AND INCOME PAYMENTS. The Code imposes limits on loans, withdrawals, and income payments under tax-qualified Contracts. The Code also imposes minimum distribution requirements for tax-qualified Contracts and a 10% penalty on certain taxable amounts received prematurely under a tax-qualified Contract. These limits, required minimum distributions, tax penalties and the tax computation rules are summarized in the SAI. Any withdrawals under a tax-qualified Contract will be taxable except to the extent they are allocable to an investment in the Contract (any after-tax contributions). In most cases, there will be little or no investment in the Contract for a tax-qualified Contract because contributions will have been made on a pre-tax or tax-deductible basis.

         WITHDRAWALS - TAX-SHELTERED ANNUITIES. The Code limits the withdrawal of amounts attributable to purchase payments made under a salary reduction agreement from Tax-Sheltered Annuities. Withdrawals can only be made when an Owner:

               o    reaches age 59 1/2;

               o    leaves his/her job;

               o    dies;

               o    becomes disabled (as that term is defined in the Code); or

               o experiences hardship. However, in the case of hardship, the Owner can only withdraw the premium and not any earnings.

         WITHDRAWALS - ROTH IRAS. Subject to certain limitations, individuals may also purchase a type of non-deductible IRA annuity known as a Roth IRA annuity. Qualified distributions from Roth IRA annuities are entirely federal income tax free. A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on account of the individual's death or disability, or as a qualified first-time home purchase, subject to $10,000 lifetime maximum, for the individual, or for a spouse, child, grandchild or ancestor.

         CONSTRUCTIVE WITHDRAWALS - INVESTMENT ADVISER FEES. Withdrawals from non-qualified Contracts for the payment of investment adviser fees will be considered taxable distributions from the Contract. In a series of Private Letter Rulings, however, the Internal Revenue Service has held that the payment of investment adviser fees from a tax-qualified Contract need not be considered a distribution for income tax purposes. Under the facts in these Rulings:

               o there was a written agreement providing for payments of the fees solely from the annuity Contract,

               o    the Contract Owner had no liability for the fees, and

               o the fees were paid solely from the annuity Contract to the adviser.

         EXTENSION OF LATEST INCOME DATE. If you do not annuitize your Contract on or before the latest Income Date, it is possible that the IRS could challenge the status of your Contract as an annuity Contract for tax purposes. The result of such a challenge could be that you would be viewed as either constructively receiving the increase in the Contract Value each year from the inception of the Contract or the entire increase in the Contract Value would be taxable in the year you attain age 90. In either situation, you could realize taxable income even if the Contract proceeds are not distributed to you at that time. Accordingly, before purchasing a Contract, you should consult your tax advisor with respect to these issues.

         DEATH BENEFITS. None of the death benefits paid under the Contract to the Beneficiary will be tax-exempt life insurance benefits. The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

         IRS APPROVAL. The Contract and all death benefit riders attached thereto have been approved by the IRS for use as an Individual Retirement Annuity prototype.

         ASSIGNMENT. An assignment of your Contract will generally be a taxable event. Assignments of a tax-qualified Contract may also be limited by the Code and the Employee Retirement Income Security Act of 1974, as amended. These limits are summarized in the SAI. You should consult your tax adviser prior to making any assignment of your Contract.

         DIVERSIFICATION. The Code provides that the underlying investments for a non-qualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity Contract. We believe that the underlying investments are being managed so as to comply with these requirements.

         OWNER CONTROL. In a Revenue Ruling issued in 2003, the Internal Revenue Service (IRS) considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under these variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under the Contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract or agreement between the contract owner and Jackson National regarding the availability of a particular investment option and other than the contract owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts will be made by the insurance company or an advisor in its sole and absolute discretion.


         The Contract will differ from the contracts described in the Revenue Ruling, in two respects. The first difference is that the contract in the Revenue Ruling provided only 12 investment options with the insurance company having the ability to add an additional 8 options whereas a Contract offers 57 Investment Divisions and at least one Fixed Account option, although a Contract owner can select no more than 18 fixed and variable options at any one time. The second difference is that the owner of a contract in the Revenue Ruling could only make one transfer per 30-day period without a fee whereas during the accumulation phase, a Contract owner will be permitted to make up to 15 transfers in any one year without a charge.


         The Revenue Ruling states that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. Jackson National does not believe that the differences between the Contract and the contracts described in the Revenue Ruling with respect to the number of investment choices and the number of investment transfers that can be made under the contract without an additional charge should prevent the holding in the Revenue Ruling from applying to the Owner of a Contract. At this time, however, it cannot be determined whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. We reserve the right to modify the Contract to the extent required to maintain favorable tax treatment.

         WITHHOLDING. In general, distributions from a Contract are subject to 10% federal income tax withholding unless you elect not to have tax withheld. Some states have enacted similar rules. Different rules may apply to payments delivered outside the United States.

         Any distribution from a tax-qualified contract eligible for rollover will be subject to federal tax withholding at a mandatory 20% rate unless the distribution is made as a direct rollover to a tax-qualified plan or to an individual retirement account or annuity.

         The Code generally allows the rollover of most distributions to and from tax-qualified plans, tax-sheltered annuities, Individual Retirement Annuities and eligible deferred compensation plans of state or local governments. Distributions which may not be rolled over are those which are:

              (a) one of a series of substantially equal annual (or more frequent) payments made (a) over the life or life expectancy of the employee, (b) the joint lives or joint life expectancies of the employee and the employee's beneficiary, or (c) for a specified period of ten years or more;

              (b) a required minimum distribution;

              (c) a hardship withdrawal; or

              (d) the non-taxable portion of a distribution.

                                OTHER INFORMATION


         DOLLAR COST AVERAGING. If the amount allocated to the Investment Divisions plus the amount allocated to a Fixed Account option (other than the Indexed Fixed Option) is at least $15,000, you can arrange to have a dollar amount or percentage of money periodically transferred automatically into the Investment Divisions and other Fixed Account options from the one-year Fixed Account or any of the Investment Divisions. If the Fixed Account options are not available or otherwise restricted, dollar cost averaging will be exclusively from the Investment Divisions. In the case of transfers from the one-year Fixed Account or Investment Divisions with a stable unit value to the Investment Divisions, this can let you pay a lower average cost per unit over time than you would receive if you made a one-time purchase. Transfers from the more volatile Investment Divisions may not result in lower average costs and such Investment Divisions may not be an appropriate source of dollar cost averaging transfers in volatile markets. There is no charge for Dollar Cost Averaging. Certain restrictions may apply.

         DOLLAR COST AVERAGING PLUS (DCA+). DCA+ Fixed Account are "source accounts" designed for dollar cost averaging transfers to Investment Divisions or systematic transfers to other Fixed Account. DCA+ Fixed Account is credited with an enhanced interest rate. If a DCA+ Fixed Account is selected, monies in the DCA+ Fixed Account will be systematically transferred to the Investment Divisions or other Fixed Account chosen over the DCA+ term selected. There is no charge for DCA+. You should consult your JNL representative with respect to the current availability of the Fixed Account options and the availability of DCA+. If you purchased your Contract BETWEEN JUNE 4, 2003 AND AUGUST 17, 2003, the Fixed Account may not be used as a source account.


         EARNINGS SWEEP. You can choose to move your earnings from the source accounts (only applicable from the one year Fixed Account Option, if currently available, and the Money Market Investment Division). There is no charge for Earnings Sweep.

         If you purchased your Contract BETWEEN JUNE 4, 2003 AND AUGUST 17, 2003 and you purchased the 3% or 4% Contract Enhancement, earnings may be transferred only from JNL/Select Market Fund into the investment divisions.

         REBALANCING. You can arrange to have us automatically reallocate your Contract Value among Investment Divisions and the one-year Fixed Account (if currently available) periodically to maintain your selected allocation percentages. Rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing Investment Divisions. There is no charge for Rebalancing.

         If you purchased your Contract BETWEEN JUNE 4, 2003 AND AUGUST 17, 2003 and you purchased the 3% or 4% Contract Enhancement, rebalancing may only include the investment divisions.

         You may cancel a Dollar Cost Averaging, Earnings Sweep or Rebalancing program using whatever methods you use to change your allocation instructions.

         FREE LOOK. You may return your Contract to the selling agent or us within ten days (or longer if required by your state) after receiving it. We will return

               o    the Contract Value, PLUS

               o any fees (other than asset-based fees) and expenses deducted from the premiums, MINUS

               o    any applicable Contract Enhancement recapture charges.

         We will determine the Contract Value in the Investment Divisions as of the date we receive the Contract or the date you return it to the selling agent. We will return premium payments where required by law. In some states, we are required to hold the premiums of a senior citizen in the Fixed Account during the free look period, unless we are specifically directed to allocate the premiums to the Investment Divisions. State laws vary; your free look rights will depend on the laws of the state in which you purchased the Contract.

         ADVERTISING. From time to time, we may advertise several types of performance of the Investment Divisions.

               o TOTAL RETURN is the overall change in the value of an investment in an Investment Division over a given period of time.

               o STANDARDIZED AVERAGE ANNUAL TOTAL RETURN is calculated in accordance with SEC guidelines.

               o NON-STANDARDIZED TOTAL RETURN may be for periods other than those required by, or may otherwise differ from, standardized average annual total return. For example, if a Fund has been in existence longer than the Investment
                    Division, we may show non-standardized performance for periods that begin on the inception date of the Fund, rather than the inception date of the Investment Division.

               o YIELD refers to the income generated by an investment over a given period of time.

         Performance will be calculated by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. Performance will reflect the deduction of the mortality and expense risk and administration charges and may reflect the deduction of the annual contract maintenance and withdrawal charges, but will not reflect charges for optional features except in performance data used in sales materials that promote those optional features. The deduction of withdrawal charges and/or the charges for optional features would reduce the percentage increase or make greater any percentage decrease.

         RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM (ORP). Contracts issued to participants in ORP contain restrictions required under the Texas Administrative Code. In accordance with those restrictions, a participant in ORP will not be permitted to make withdrawals prior to such participant's retirement, death, attainment of age 70 1/2 or termination of employment in a Texas public institution of higher education. The restrictions on withdrawal do not apply in the event a participant in ORP transfers the Contract Value to another approved contract or vendor during the period of ORP participation. These requirements will apply to any other jurisdiction with comparable requirements.

         MODIFICATION OF YOUR CONTRACT. Only our President, Vice President, Secretary or Assistant Secretary may approve a change to or waive a provision of your Contract. Any change or waiver must be in writing. We may change the terms of your Contract without your consent in order to comply with changes in applicable law, or otherwise as we deem necessary.

         LEGAL PROCEEDINGS. Jackson National is a defendant in a number of civil proceedings substantially similar to other litigation brought against many life insurers alleging misconduct in the sale or administration of insurance products. These matters are sometimes referred to as market conduct litigation. The market conduct litigation currently pending against JNL asserts various theories of liability and purports to be filed on behalf of individuals or differing classes persons in the United States who purchased either life insurance or annuity products from JNL during periods ranging from 1981 to present. JNL has retained national and local counsel experienced in the handling of such litigation. To date, such litigation has either been resolved by Jackson National on a non-material basis, or is being vigorously defended. At this time, it is not feasible to make a meaningful estimate of the amount or range of loss that could result from an unfavorable outcome in such actions.

                                 PRIVACY POLICY

         COLLECTION OF NONPUBLIC PERSONAL INFORMATION. We collect nonpublic personal information (financial and health) about you from some or all of the following sources:

               o Information we receive from you on applications or other forms;

               o    Information about your transactions with us;

               o    Information we receive from a consumer reporting agency;

               o    Information   we  obtain  from  others  in  the  process  of
                    verifying information you provide us; and

               o Individually identifiable health information, such as your medical history, when you have applied for a life insurance policy.

         DISCLOSURE OF CURRENT AND FORMER CUSTOMER NONPUBLIC PERSONAL INFORMATION. We WILL NOT DISCLOSE our current and former customers' nonpublic personal information to affiliated or nonaffiliated third parties, EXCEPT AS PERMITTED BY LAW. TO THE EXTENT PERMITTED BY LAW, WE MAY DISCLOSE to either affiliated or nonaffiliated third parties all of the nonpublic personal financial information that we collect about our customers, as described above.

         In general, any disclosures to affiliated or nonaffiliated parties will be for the purpose of them providing services for us so that we may more efficiently administer your Contract and process the transactions and services you request. WE DO NOT SELL INFORMATION TO EITHER AFFILIATED OR NON-AFFILIATED PARTIES.

         We also share customer name and address information with unaffiliated mailers to assist in the mailing of company newsletters and other Contract Owner communications. Our agreements with these third parties require them to use this information responsibly and restrict their ability to share this information with other parties.

         We do not internally or externally share nonpublic personal health information other than, as permitted by law, to process transactions or to provide services that you have requested. These transactions or services include, but are not limited to, underwriting life insurance policies, obtaining reinsurance of life policies and processing claims for waiver of premium, accelerated death benefits, terminal illness benefits or death benefits.

         SECURITY TO PROTECT THE CONFIDENTIALITY OF NONPUBLIC PERSONAL INFORMATION. We HAVE SECURITY PRACTICES AND procedures in place to prevent unauthorized access to your nonpublic personal information. Our practices of safeguarding your information help protect against the criminal use of the information. Our employees are bound by a Code of Conduct requiring that all information be kept in strict confidence, and they are subject to disciplinary action for violation of the Code.

         We RESTRICT ACCESS to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We MAINTAIN PHYSICAL, ELECTRONIC AND PROCEDURAL SAFEGUARDS that comply with federal and state regulations to guard your nonpublic personal information.

                              TABLE OF CONTENTS OF
                     THE STATEMENT OF ADDITIONAL INFORMATION

General Information and History ......................................  2
Services .............................................................  3
Purchase of Securities Being Offered .................................  3
Underwriters .........................................................  4
Calculation of Performance ...........................................  4
Additional Tax Information ...........................................  6
Net Investment Factor ................................................ 19
Condensed Financial Information ...................................... 21

                                   APPENDIX A

DOW JONES DOES NOT:

o Sponsor, endorse, sell or promote the JNL/Mellon Capital Management The DowSM 10 Fund.

o Recommend that any person invest in the JNL/Mellon Capital Management The DowSM 10 Fund or any other securities.

o Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the JNL/Mellon Capital Management The DowSM 10 Fund.

o Have any responsibility or liability for the administration, management or marketing of the JNL/Mellon Capital Management The DowSM 10 Fund.

o Consider the needs of the JNL/Mellon Capital Management The DowSM 10 Fund, or the owners of the JNL/Mellon Capital Management The DowSM 10 Fund, in determining, composing or calculating the DJIA or have any obligation to do so.

          ----------------------------------------------------------------------
          DOW JONES WILL NOT HAVE ANY LIABILITY IN CONNECTION WITH THE JNL/MELLON CAPITAL MANAGEMENT THE DOWSM 10 FUND. SPECIFICALLY,

               o DOW JONES DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AND DOW JONES DISCLAIMS ANY WARRANTY ABOUT:

                    o    THE RESULTS TO BE OBTAINED  BY THE  JNL/MELLON  CAPITAL
                         MANAGEMENT THE DOWSM 10 FUND, THE OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT THE DOWSM 10 FUND OR ANY OTHER PERSON IN CONNECTION WITH THE USE OF THE DJIA AND THE DATA INCLUDED IN THE DJIA;

                    o    THE ACCURACY OR COMPLETENESS OF THE DJIA AND ITS DATA;

                    o THE MERCHANTABILITY AND THE FITNESS FOR A PARTICULAR PURPOSE OR USE OF THE DJIA AND ITS DATA.

               o DOW JONES WILL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN THE DJIA OR ITS DATA.

               o UNDER NO CIRCUMSTANCES WILL DOW JONES BE LIABLE FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF DOW JONES KNOWS THAT THEY MIGHT OCCUR.

          THE LICENSING AGREEMENT BETWEEN JACKSON NATIONAL LIFE INSURANCE COMPANY AND DOW JONES IS SOLELY FOR THEIR BENEFIT AND NOT FOR THE BENEFIT OF THE OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT THE DOWSM 10 FUND OR ANY OTHER THIRD PARTIES.
          ----------------------------------------------------------------------


                                   APPENDIX B
---------------------------------------------------------------------------------------------------------------------------------
JNL EXAMPLE 1
---------------------------------------------------------------------------------------------------------------------------------
                   100,000.00  : Premium
                        6.00%  : Withdrawal Charge Year 4
                        4.00%  : Contract Enhancement
                        2.50%  : Recapture Charge Year 4
                        5.50%  : Net Return

AT END OF YEAR 4
                   128,837.76  : Contract Value at end of year 4
                   100,000.00  : Net Withdrawal requested

                    28,837.76  : Earnings
                    77,772.94  : Premium withdrawn (grossed up to account for Withdrawal Charge and Recapture Charge)
                    ---------
                   106,610.70  : Total Gross Withdrawal

                   106,610.70  : Total Gross Withdrawal
                    -4,666.38  : Withdrawal Charge
                    -1,944.32  : Recapture Charge
                    ---------
                   100,000.00  : Total Net Withdrawal
---------------------------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------------------------
JNL EXAMPLE 2
---------------------------------------------------------------------------------------------------------------------------------
                      10/1/05
                   100,000.00  : Premium
                        7.00%  : Withdrawal Charge Contribution Year 3
                        2.50%  : Recapture Charge Contribution Year 3
                      12/1/05
                   100,000.00  : Premium
                        8.00%  : Withdrawal Charge Contribution Year 2
                        4.00%  : Recapture Charge Contribution Year 2

                        4.00%  : Contract Enhancement
                        0.00%  : Net Return

                      11/1/07
                   208,000.00  : Contract Value
                   150,000.00  : Net Withdrawal Requested

                     8,000.00  : Earnings
                    12,000.00  : 10% Additional Free Withdrawal amount
                   100,000.00  : Premium 1 withdrawn (grossed up to account for Withdrawal Charge and Recapture Charge)
                    44,886.36  : Premium 2 withdrawn (grossed up to account for Withdrawal Charge and Recapture Charge)
                    ---------
                   164,886.36  : Total Gross Withdrawal

                   164,886.36  : Total Gross Withdrawal
                    -7,000.00  : Withdrawal Charge from Premium 1
                    -2,500.00  : Recapture Charge from Premium 1
                    -3,590.91  : Withdrawal Charge from Premium 2
                    -1,795.45  : Recapture Charge from Premium 2
                    ---------
                   150,000.00  : Total Net Withdrawal
---------------------------------------------------------------------------------------------------------------------------------

                                   APPENDIX C

THESE EXAMPLES ARE PROVIDED TO ASSIST YOU IN UNDERSTANDING HOW THE GWB AND GAWA VALUES ARE COMPUTED, AND HOW THEY MAY BE ALTERED BY VARIOUS EVENTS, INCLUDING SUBSEQUENT PREMIUM PAYMENTS, ELECTION OF THE "STEP-UP," OR PARTIAL WITHDRAWALS. THE EXAMPLES ONLY DEPICT LIMITED CIRCUMSTANCES AND SPECIFIC FACTUAL ASSUMPTIONS. THE RESULTS MAY VARY DEPENDING UPON THE TIMING OR SEQUENCE OF ACTIONS, AS WELL AS CHANGES IN MARKET CONDITIONS. IF YOU ARE CONTEMPLATING ELECTING THE GMWB, OR EXERCISING ANY RIGHTS THEREUNDER, IN MAKING YOUR DECISION PLEASE CONSIDER THE RESULTS BASED ON THE SPECIFIC FACTS THAT APPLY TO YOU.

ALL OF THE FOLLOWING EXAMPLES ASSUME YOU SELECT THE 7% GMWB WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000. NO OTHER OPTIONAL BENEFITS ARE SELECTED. THEY ALSO ASSUME THAT NO CHARGES OR ADJUSTMENTS WILL APPLY TO PARTIAL WITHDRAWALS.

EXAMPLE 1:  AT ISSUE, THE GWB AND GAWA ARE DETERMINED.

     o Your Guaranteed Withdrawal Balance (GWB) is $100,000, which is your initial Premium payment.

     o Your Guaranteed Annual Withdrawal Amount (GAWA) is $7,000, which is 7% of your GWB.

EXAMPLE 2:  SUBSEQUENT PREMIUM PAYMENT.

If you make an additional Premium payment of $50,000 before you make any withdrawals, then

     o Your GWB is $150,000, which is your prior GWB ($100,000) plus your additional Premium payment ($50,000).

     o Your GAWA is $10,500, which is your prior GAWA ($7,000) plus 7% of your additional Premium payment ($3,500).

EXAMPLE 3:  WITHDRAWAL EQUAL TO THE GAWA.

If you take the GAWA ($7,000) as a withdrawal before the end of the first Contract Year, then

     o Your GWB becomes $93,000, which is your prior GWB ($100,000) minus the GAWA ($7,000).

     o Your GAWA for the next year remains $7,000, because you did not take more than the GAWA ($7,000).

EXAMPLE 4: WITHDRAWAL GREATER THAN THE GAWA WHEN THE CONTRACT VALUE HAS INCREASED DUE TO POSITIVE MARKET PERFORMANCE AND THE GAWA IS REDUCED AS A RESULT OF THE TRANSACTION.

If you withdraw $60,000 and your Contract Value is $150,000 at the time of withdrawal, then

     o We recalculate your GWB by comparing the results of two calculations and choosing the lesser amount:

          o First, we deduct the amount of the withdrawal ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your new Contract Value.

          o Second, we deduct the amount of the withdrawal ($60,000) from your GWB ($100,000). This is $40,000.

          Your new GWB is $40,000, since this is the lesser of the two amounts.

     o Since the Contract Value after the partial withdrawal ($90,000) is more than the new GWB ($40,000), but less than the GWB prior to the partial withdrawal ($100,000), the GAWA is reduced. The new GAWA is 7% of the greater of the Contract Value after the partial withdrawal or the new GWB, which is $6,300.

     o After the withdrawal, if you took withdrawals of the GAWA, it would take 7 additional years to deplete the new GWB.

EXAMPLE 5: WITHDRAWAL GREATER THAN THE GAWA WHEN THE CONTRACT VALUE HAS INCREASED DUE TO POSITIVE MARKET PERFORMANCE AND THE GAWA REMAINS UNCHANGED.

If you withdraw $40,000 and your Contract Value is $150,000 at the time of withdrawal, then

     o We recalculate your GWB by comparing the results of two calculations and choosing the lesser amount:

          o First, we deduct the amount of the withdrawal ($40,000) from your Contract Value ($150,000). This equals $110,000 and is your new Contract Value.

          o Second, we deduct the amount of the withdrawal ($40,000) from your GWB ($100,000). This is $60,000.

          Your new GWB is $60,000, since this is the lesser of the two amounts.

     o Since the Contract Value after the partial withdrawal ($110,000) is more than the new GWB ($60,000) and more than the GWB prior to the partial withdrawal ($100,000), the GAWA is unchanged. The GAWA remains $7,000.

     o After the withdrawal, if you took withdrawals of the GAWA, it would take 9 additional years to deplete the new GWB.

EXAMPLE 6: WITHDRAWAL GREATER THAN THE GAWA WHEN THE CONTRACT VALUE HAS DECREASED DUE TO NEGATIVE MARKET PERFORMANCE.

If you withdraw $50,000 and your Contract Value is $80,000 at the time of withdrawal, then

     o We recalculate your GWB by comparing the results of two calculations and choosing the lesser amount:

          o First, we deduct the amount of the withdrawal ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your new Contract Value.

          o Second, we deduct the amount of the withdrawal ($50,000) from your GWB ($100,000). This is $50,000.

          Your new GWB becomes $30,000, since this is the lesser of the two amounts.

     o Since the Contract Value prior to the partial withdrawal ($80,000) is less than or equal to the GWB prior to the partial withdrawal ($100,000), the GAWA is reduced. The new GAWA is 7% of the new GWB, which is $2,100.

     o After the withdrawal, if you took withdrawals of the GAWA, it would take 15 additional years to deplete the new GWB.

EXAMPLE 7:  STEP-UP.

If you elect to "step-up" your 7% GMWB on a Contract Anniversary at least 5 years after electing the 7% GMWB, assuming you have made no withdrawals and your Contract Value at the time of step-up is $200,000, then

     o We recalculate your GWB to equal your Contract Value, which is $200,000.

     o We recalculate your GAWA by comparing your GAWA before the step-up ($7,000) to 7% of your new GWB ($14,000) and choose the greater amount ($14,000). This is your new GAWA.

     o After the "step-up," if you took withdrawals of the GAWA, it would take 15 additional years to deplete the new GWB.

EXAMPLE 8: VALUES MAY DIFFER BASED ON THE ORDER OF YOUR ELECTIONS. THE FOLLOWING TWO EXAMPLES DEMONSTRATE THE DIFFERENT RESULTS IF YOU ELECT A "STEP-UP" PRIOR TO SUBMITTING A WITHDRAWAL REQUEST RATHER THAN MAKING THE WITHDRAWAL PRIOR TO A "STEP-UP."

If your Contract Value prior to any transactions is $200,000 and you wish to "step-up" your 7% GMWB on a Contract Anniversary at least 5 years after electing the 7% GMWB (assuming you have made no prior withdrawals) but also wish to take the original GAWA ($7,000) as a withdrawal, then

8A: STEP-UP FOLLOWED BY WITHDRAWAL.

     o Upon step-up, we recalculate your GWB to equal your Contract Value, which is $200,000. We then recalculate your GAWA by comparing your GAWA before the step-up ($7,000) to 7% of your new GWB ($14,000) and choose the greater amount ($14,000). This is your new GAWA.

     o Upon withdrawal of less than or equal to the GAWA, your GWB becomes $193,000, which is your prior GWB ($200,000) minus the withdrawal ($7,000). Your GAWA remains $14,000, because you did not take more than the GAWA.

     o After the withdrawal, if you took withdrawals of the GAWA, it would take 14 additional years to deplete the new GWB.

8B: WITHDRAWAL FOLLOWED BY A STEP-UP.

     o Upon withdrawal of less than or equal to the GAWA, your GWB becomes $93,000, which is your prior GWB ($100,000) minus the withdrawal ($7,000). Your GAWA remains $7,000, because you did not take more than the GAWA.

     o Upon step-up, we recalculate your GWB to equal your Contract Value after the withdrawal, which is $193,000. We then recalculate your GAWA by comparing your GAWA before the step-up ($7,000) to 7% of your new GWB ($13,510) and choose the greater amount ($13,510). This is your new GAWA.

     o After the step-up, if you took withdrawals of the GAWA, it would take 15 additional years to deplete the new GWB.

EXAMPLE 9: THE FOLLOWING TWO EXAMPLES DEMONSTRATE THAT IN SOME CASES THE ORDER OF YOUR TRANSACTIONS WILL NOT IMPACT THE FINAL RESULTS.

If your Contract Value prior to any transactions is $200,000 and you wish to "step-up" your 7% GMWB on a Contract Anniversary at least 5 years after electing the 7% GMWB (assuming you have made no prior withdrawals) but also wish to take a withdrawal greater than the GAWA ($15,000), then

9A: STEP-UP FOLLOWED BY WITHDRAWAL.

     o Upon step-up, we recalculate your GWB to equal your Contract Value, which is $200,000. We then recalculate your GAWA by comparing your GAWA before the step-up ($7,000) to 7% of your new GWB ($14,000) and choose the greater amount ($14,000). This is your new GAWA.

     o Upon withdrawal of an amount greater than the GAWA, your GWB is the lesser of the Contract Value after the partial withdrawal ($185,000) or the prior GWB less the partial withdrawal ($15,000), which is $185,000. Since the Contract Value prior to the partial withdrawal ($200,000) is less than or equal to the GWB prior to the partial withdrawal ($200,000), the GAWA is reduced. The new GAWA is 7% of the new GWB, which is $12,950.

     o After the withdrawal, if you took withdrawals of the GAWA, it would take 15 additional years to deplete the new GWB.

9B: WITHDRAWAL FOLLOWED BY A STEP-UP.

     o Upon withdrawal of an amount greater than the GAWA, your GWB is the lesser of the Contract Value after the partial withdrawal ($185,000) or the prior GWB less the partial withdrawal ($85,000), which is $85,000. Since the Contract Value after the partial withdrawal ($185,000) is more than the new GWB ($85,000) and more than the GWB prior to the partial withdrawal ($100,000), the GAWA is unchanged. The GAWA remains $7,000.

     o Upon step-up, we recalculate your GWB to equal your Contract Value after the withdrawal, which is $185,000. We then recalculate your GAWA by comparing your GAWA before the step-up ($7,000) to 7% of your new GWB ($12,950) and choose the greater amount ($12,950). This is your new GAWA.

     o After the step-up, if you took withdrawals of the GAWA, it would take 15 additional years to deplete the new GWB.

                                   APPENDIX D


THESE EXAMPLES ARE PROVIDED TO ASSIST YOU IN UNDERSTANDING HOW THE GWB AND GAWA VALUES ARE COMPUTED, AND HOW THEY MAY BE ALTERED BY VARIOUS EVENTS, INCLUDING SUBSEQUENT PREMIUM PAYMENTS, ELECTION OF THE "STEP-UP," OR PARTIAL WITHDRAWALS. THE EXAMPLES ONLY DEPICT LIMITED CIRCUMSTANCES, AND SPECIFIC FACTUAL ASSUMPTIONS. THE RESULTS MAY VARY DEPENDING UPON THE TIMING OR SEQUENCE OF ACTIONS, AS WELL AS CHANGES IN MARKET CONDITIONS. IF YOU ARE CONTEMPLATING ELECTING THE 5% FOR LIFE GMWB OR EXERCISING ANY RIGHTS THEREUNDER, IN MAKING YOUR DECISION PLEASE CONSIDER THE RESULTS BASED ON THE SPECIFIC FACTS THAT APPLY TO YOU. THE FOR LIFE GUARANTEE PERMITS WITHDRAWALS OF THE GAWA FOR THE LONGER OF THE OWNER'S LIFE OR THE LIFE OF THE FIRST OF THE JOINT OWNERS TO DIE IF CONDITIONS FOR THE BENEFIT TO BE FULLY EFFECTIVE ARE SATISFIED.


ALL OF THE FOLLOWING EXAMPLES ASSUME YOU SELECT THE 5% FOR LIFE GMWB WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000. NO OTHER OPTIONAL BENEFITS ARE SELECTED.

EXAMPLE 1:  AT ISSUE, THE GWB AND GAWA ARE DETERMINED.

     o Your Guaranteed Withdrawal Balance (GWB) is $100,000, which is your initial Premium payment.

     o Your Guaranteed Annual Withdrawal Amount (GAWA) is $5,000, which is 5% of your GWB.

EXAMPLE 2:  SUBSEQUENT PREMIUM PAYMENT.

If you make an additional Premium payment of $50,000 before you make any withdrawals, then

     o Your GWB is $150,000, which is your prior GWB ($100,000) plus your additional Premium payment ($50,000).

     o Your GAWA is $7,500, which is your prior GAWA ($5,000) plus 5% of your additional Premium payment ($2,500) and the For Life Guarantee remains effective.

EXAMPLE 3:  WITHDRAWAL EQUAL TO THE GAWA.

If you take the GAWA ($5,000) as a withdrawal before the end of the first Contract Year, then

     o Your GWB becomes $95,000, which is your prior GWB ($100,000) minus the GAWA ($5,000).

     o Your GAWA for the next year remains $5,000, because you did not take more than the GAWA ($5,000) and the For Life Guarantee remains effective.


EXAMPLE 3A: WITHDRAWAL IN EXCESS OF THE GAWA, BUT EQUAL TO THE QUALIFIED MRD.

If you take greater than the GAWA ($5,000), but equal to the qualified MRD for this Contract ($6,000) as a withdrawal before the end of the first Contract Year, and the withdrawal is specified as an MRD, then

     o Your GWB becomes $94,000, which is your prior GWB ($100,000) minus the MRD for this Contract ($6,000).

     o Your GAWA for the next year remains $5,000 the withdrawal was not greater than the maximum of the MRD for this Contract ($6,000) and the GAWA ($5,000) and the For Life Guarantee remains effective.

EXAMPLE 4: WITHDRAWAL NOT QUALIFIED AS AN MRD FOR THIS CONTRACT OF AN AMOUNT GREATER THAN THE GAWA WHEN THE CONTRACT VALUE HAS INCREASED DUE TO POSITIVE MARKET PERFORMANCE AND THE GAWA IS REDUCED AS A RESULT OF THE TRANSACTION.


If you withdraw $60,000 and your Contract Value is $150,000 at the time of withdrawal, then

     o We recalculate your GWB by comparing the results of two calculations and choosing the lesser amount:

          o First, we deduct the amount of the withdrawal ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your new Contract Value.

          o Second, we deduct the amount of the withdrawal ($60,000) from your GWB ($100,000). This is $40,000.

          Your new GWB is $40,000, since this is the lesser of the two amounts.

     o Since the Contract Value after the partial withdrawal ($90,000) is more than the new GWB ($40,000), but less than the GWB prior to the partial withdrawal ($100,000), the GAWA is reduced. The new GAWA is 5% of the greater of the Contract Value after the partial withdrawal or the new GWB, which is $4,500. Since the withdrawal is greater than the GAWA, the For Life Guarantee is null and void.

     o After the withdrawal, if you took withdrawals of the GAWA, it would take 9 additional years to deplete the new GWB.

EXAMPLE 5: WITHDRAWAL GREATER THAN THE GAWA WHEN THE CONTRACT VALUE HAS INCREASED DUE TO POSITIVE MARKET PERFORMANCE AND THE GAWA REMAINS UNCHANGED.

If you withdraw $40,000 and your Contract Value is $150,000 at the time of withdrawal, then

     o We recalculate your GWB by comparing the results of two calculations and choosing the lesser amount:

          o First, we deduct the amount of the withdrawal ($40,000) from your Contract Value ($150,000). This equals $110,000 and is your new Contract Value.

          o Second, we deduct the amount of the withdrawal ($40,000) from your GWB ($100,000). This is $60,000.

          Your new GWB is $60,000, since this is the lesser of the two amounts.

     o Since the Contract Value after the partial withdrawal ($110,000) is more than the new GWB ($60,000) and more than the GWB prior to the partial withdrawal ($100,000), the GAWA is unchanged. The GAWA remains $5,000, but since the withdrawal is greater than the GAWA, the For Life Guarantee is null and void.

     o After the withdrawal, if you took withdrawals of the GAWA, it would take 12 additional years to deplete the new GWB.


EXAMPLE 6: WITHDRAWAL NOT QUALIFIED AS AN MRD FOR THIS CONTRACT OF AN AMOUNT GREATER THAN THE GAWA WHEN THE CONTRACT VALUE HAS DECREASED DUE TO NEGATIVE MARKET PERFORMANCE.


If you withdraw $50,000 and your Contract Value is $80,000 at the time of withdrawal, then

     o We recalculate your GWB by comparing the results of two calculations and choosing the lesser amount:

          o First, we deduct the amount of the withdrawal ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your new Contract Value.

          o Second, we deduct the amount of the withdrawal ($50,000) from your GWB ($100,000). This is $50,000.

          Your new GWB becomes $30,000, since this is the lesser of the two amounts.

     o Since the Contract Value prior to the partial withdrawal ($80,000) is less than or equal to the GWB prior to the partial withdrawal ($100,000), the GAWA is reduced. The new GAWA is 5% of the new GWB, which is $1,500. Since the withdrawal is greater than the GAWA, the For Life Guarantee is null and void.

     o After the withdrawal, if you took withdrawals of the GAWA, it would take 20 additional years to deplete the new GWB.

EXAMPLE 7:  STEP-UP.

If you elect to "step-up" your GMWB on a Contract Anniversary at least 5 years after electing the GMWB, assuming you have made no withdrawals and your Contract Value at the time of step-up is $200,000, then

     o We recalculate your GWB to equal your Contract Value, which is $200,000.

     o We recalculate your GAWA by comparing your GAWA before the step-up ($5,000) to 5% of your new GWB ($10,000) and choose the greater amount ($10,000). This is your new GAWA.

     o After the "step-up," if you took withdrawals of the GAWA, it would take 20 additional years to deplete the new GWB. If the For Life Guarantee remains effective, withdrawals of the GAWA could continue until the death of the Owner or the first of the Joint Owners, if any, even beyond 20 years.

EXAMPLE 8: VALUES MAY DIFFER BASED ON THE ORDER OF YOUR ELECTIONS. THE FOLLOWING TWO EXAMPLES DEMONSTRATE THE DIFFERENT RESULTS IF YOU ELECT A "STEP-UP" PRIOR TO SUBMITTING A WITHDRAWAL REQUEST RATHER THAN MAKING THE WITHDRAWAL PRIOR TO A "STEP-UP".

If your Contract Value prior to any transactions is $200,000 and you wish to "step-up" your GMWB on a Contract Anniversary at least 5 years after electing the GMWB (assuming you have made no prior withdrawals) but also wish to take the original GAWA ($5,000) as withdrawal, then

8A: STEP-UP FOLLOWED BY WITHDRAWAL.

     o Upon step-up, we recalculate your GWB to equal your Contract Value, which is $200,000. We then recalculate your GAWA by comparing your GAWA before the step-up ($5,000) to 5% of your new GWB ($10,000) and choose the greater amount ($10,000). This is your new GAWA.

     o Upon withdrawal of less than or equal to the GAWA, your GWB becomes $195,000, which is your prior GWB ($200,000) minus the withdrawal ($5,000). Your GAWA remains $10,000, because you did not take more than the GAWA.

     o After the withdrawal, if you took withdrawals of the GAWA, it would take 20 additional years to deplete the new GWB. If the For Life Guarantee remains effective, withdrawals of the GAWA could continue until the death of the Owner or the first of the Joint Owners, if any, even beyond 20 years.

8B: WITHDRAWAL FOLLOWED BY A STEP-UP.

     o Upon withdrawal of less than or equal to the GAWA, your GWB becomes $95,000, which is your prior GWB ($100,000) minus the withdrawal ($5,000). Your GAWA remains $5,000, because you did not take more than the GAWA.

     o Upon step-up, we recalculate your GWB to equal your Contract Value after the withdrawal, which is $195,000. We then recalculate your GAWA by comparing your GAWA before the step-up ($5,000) to 5% of your new GWB ($9,750) and choose the greater amount ($9,750). This is your new GAWA.

     o After the step-up, if you took withdrawals of the GAWA, it would take 20 additional years to deplete the new GWB. If the For Life Guarantee remains effective, withdrawals of the GAWA could continue until the death of the Owner or the first of the Joint Owners, if any, even beyond 20 years.

EXAMPLE 9: THE FOLLOWING TWO EXAMPLES DEMONSTRATE THAT IN SOME CASES THE ORDER OF YOUR TRANSACTIONS WILL NOT IMPACT THE FINAL RESULTS.



If your Contract Value prior to any transactions is $200,000 and you wish to "step-up" your GMWB on a Contract Anniversary at least 5 years after electing the GMWB (assuming you have made no prior withdrawals) but also wish to take a withdrawal greater than the GAWA not qualified as an MRD for this Contract ($15,000), then



9A: STEP-UP FOLLOWED BY WITHDRAWAL.

     o Upon step-up, we recalculate your GWB to equal your Contract Value, which is $200,000. We then recalculate your GAWA by comparing your GAWA before the step-up ($5,000) to 5% of your new GWB ($10,000) and choose the greater amount ($10,000). This is your new GAWA.


     o Upon withdrawal of an amount greater than the GAWA not qualified as an MRD for this Contract, your GWB is the lesser of the Contract Value after the partial withdrawal ($185,000) or the prior GWB less the partial withdrawal ($15,000), which is $185,000. Since the Contract Value prior to the partial withdrawal ($200,000) is less than or equal to the GWB prior to the partial withdrawal ($200,000), the GAWA is reduced. The new GAWA is 5% of the new GWB, which is $9,250. Since the withdrawal is greater than the GAWA not qualified as an MRD for this Contract, the For Life Guarantee is null and void.


     o After the withdrawal, if you took withdrawals of the GAWA, it would take 20 additional years to deplete the new GWB.

9B: WITHDRAWAL FOLLOWED BY A STEP-UP.

     o Upon withdrawal of an amount greater than the GAWA not qualified as an MRD for this Contract, your GWB is the lesser of the Contract Value after the partial withdrawal ($185,000) or the prior GWB less the partial withdrawal ($85,000), which is $85,000. Since the Contract Value after the partial withdrawal ($185,000) is more than the new GWB ($85,000) and more than the GWB prior to the partial withdrawal ($100,000), the GAWA is unchanged. The GAWA remains $5,000.

     o Upon step-up, we recalculate your GWB to equal your Contract Value after the withdrawal, which is $185,000. We then recalculate your GAWA by comparing your GAWA before the step-up ($5,000) to 5% of your new GWB ($9,250) and choose the greater amount ($9,250). This is your new GAWA. Since the withdrawal is greater than the GAWA not qualified as an MRD for this Contract, the For Life Guarantee is null and void.


     o After the step-up, if you took withdrawals of the GAWA, it would take 20 additional years to deplete the new GWB.

EXAMPLE 10:  WITHDRAWAL AFTER THE GWB HAS BEEN DEPLETED.


If your Contract Value is $15,000 and you take no more than the greater of the MRD for this Contract ($2,500) and the GAWA ($5,000) as a withdrawal when the GWB has been depleted ($0), if the sum of the withdrawals you have taken did not exceed the greater of the MRD for this Contract and GAWA in any contract year and the For Life Guarantee is fully effective, then:

     o We recalculate your GWB as $0. This is equal to the GWB prior to the withdrawal ($0) less the withdrawal ($5,000). Since this cannot be less than $0, the new GWB is $0.

     o Your GAWA for the next year remains $5,000 because you did not take more than the maximum of the MRD for this Contract ($2,500) and the GAWA ($5,000), and the For Life Guarantee remains effective.

                                   APPENDIX E


THIS EXAMPLE IS PROVIDED TO ASSIST YOU IN UNDERSTANDING HOW THE 5% FOR LIFE GMWB AND 20% ADDITIONAL FREE WITHDRAWAL BENEFIT WOULD INTERACT WHEN ELECTED IN COMBINATION WITH ONE ANOTHER. THE EXAMPLE ONLY DEPICTS LIMITED CIRCUMSTANCES, AND SPECIFIC FACTUAL ASSUMPTIONS. THE RESULTS MAY VARY DEPENDING UPON THE TIMING OR SEQUENCE OF ACTIONS, AS WELL AS CHANGES IN MARKET CONDITIONS. IF YOU ARE CONTEMPLATING ELECTING THE 5% FOR LIFE GMWB, OR EXERCISING ANY RIGHTS THEREUNDER, IN MAKING YOUR DECISION PLEASE CONSIDER THE RESULTS BASED ON THE SPECIFIC FACTS THAT APPLY TO YOU. THE FOR LIFE GUARANTEE PERMITS WITHDRAWALS OF THE GAWA FOR THE LONGER OF THE OWNER'S LIFE OR THE LIFE OF THE FIRST OF THE JOINT OWNERS TO DIE IF CONDITIONS FOR THE BENEFIT TO BE FULLY EFFECTIVE ARE SATISFIED.


THE FOLLOWING EXAMPLE ASSUMES YOU SELECT THE 5% FOR LIFE GMWB AND THE 20% ADDITIONAL FREE WITHDRAWAL BENEFIT WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000. NO OTHER OPTIONAL BENEFITS ARE SELECTED.

     o Your beginning Guaranteed Withdrawal Balance (GWB) is $100,000, which is your initial Premium payment.

     o Your beginning Guaranteed Annual Withdrawal Amount (GAWA) is $5,000, which is 5% of your GWB. o The maximum amount that you can withdraw free of a withdrawal charge is $20,000.


If you withdraw $20,000 at the end of the first Contract Year and the withdrawal does not qualify as an MRD for this Contract and your Contract Value is equal to $105,000 before the withdrawal, then


     o The entire amount withdrawn is free of withdrawal charges. If the 20% Additional Free Withdrawal benefit had not been elected, $10,000 of the withdrawal would have been subject to a withdrawal charge.

     o We recalculate your GWB by comparing the results of two calculations and choosing the lesser amount:

          o First, we deduct the amount of the withdrawal ($20,000) from your Contract Value ($105,000). This equals $85,000 and is your new Contract Value.

          o Second, we deduct the amount of the withdrawal ($20,000) from your GWB ($100,000). This is $80,000.

          Your new GWB is $80,000, since this is the lesser of the two amounts.

     o Since the Contract Value after the partial withdrawal ($85,000) is more than the new GWB ($80,000), but less than the GWB prior to the partial withdrawal ($100,000), the GAWA is reduced. The new GAWA is 5% of the greater of the Contract Value after the partial withdrawal or the new GWB, which is $4,250. Since the withdrawal is greater than the GAWA, the For Life Guarantee is null and void.

If you then withdraw your GAWA ($4,250) at the end of the fifth Contract Year and your Contract Value has decreased to $70,000 then

     o Your GWB becomes $75,750, which is your prior GWB ($80,000) minus the GAWA ($4,250).

     o Your GAWA for the next year remains $4,250, because you did not take more than the GAWA ($4,250).

     o    Your Contract Value after the withdrawal is $65,750.

If your Contract Value continues to experience negative or zero net growth and you continue to withdraw your GAWA each year until your GWB is depleted, the total amount you will have received is equal your original premium of $100,000. If you had not elected the 20% Additional Free Withdrawal Benefit, the total amount you would have received is $100,000 less the withdrawal charge.

                                   APPENDIX F


THESE EXAMPLES ARE PROVIDED TO ASSIST YOU IN UNDERSTANDING HOW THE GWB AND GAWA VALUES ARE COMPUTED, AND HOW THEY MAY BE ALTERED BY VARIOUS EVENTS, INCLUDING SUBSEQUENT PREMIUM PAYMENTS, ELECTION OF THE "STEP-UP," OR PARTIAL WITHDRAWALS. THE EXAMPLES ONLY DEPICT LIMITED CIRCUMSTANCES AND SPECIFIC FACTUAL ASSUMPTIONS. THE RESULTS MAY VARY DEPENDING UPON THE TIMING OR SEQUENCE OF ACTIONS, AS WELL AS CHANGES IN MARKET CONDITIONS. IF YOU ARE CONTEMPLATING ELECTING THE 4% FOR LIFE GMWB OR EXERCISING ANY RIGHTS THEREUNDER, IN MAKING YOUR DECISION PLEASE CONSIDER THE RESULTS BASED ON THE SPECIFIC FACTS THAT APPLY TO YOU. THE FOR LIFE GUARANTEE PERMITS WITHDRAWALS OF THE GAWA FOR THE LONGER OF THE OWNER'S LIFE OR THE LIFE OF THE FIRST OF THE JOINT OWNERS TO DIE IF CONDITIONS FOR THE BENEFIT TO BE FULLY EFFECTIVE ARE SATISFIED.


ALL OF THE FOLLOWING EXAMPLES ASSUME YOU SELECT THE 4% FOR LIFE GMWB WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000. NO OTHER OPTIONAL BENEFITS ARE SELECTED.

EXAMPLE 1:  AT ISSUE, THE GWB AND GAWA ARE DETERMINED.

     o Your Guaranteed Withdrawal Balance (GWB) is $100,000, which is your initial Premium payment.

     o Your Guaranteed Annual Withdrawal Amount (GAWA) is $4,000, which is 4% of your GWB.

EXAMPLE 2:  SUBSEQUENT PREMIUM PAYMENT.

If you make an additional Premium payment of $50,000 before you make any withdrawals, then

     o Your GWB is $150,000, which is your prior GWB ($100,000) plus your additional Premium payment ($50,000).

     o Your GAWA is $6,000, which is your prior GAWA ($4,000) plus 4% of your additional Premium payment ($2,000) and the For Life Guarantee remains effective.

EXAMPLE 3:  WITHDRAWAL EQUAL TO THE GAWA.

If you take the GAWA ($4,000) as a withdrawal before the end of the first Contract Year, then

     o Your GWB becomes $96,000, which is your prior GWB ($100,000) minus the GAWA ($4,000).

     o Your GAWA for the next year remains $4,000, because you did not take more than the GAWA ($4,000) and the For Life Guarantee remains effective.

EXAMPLE 4: WITHDRAWAL GREATER THAN THE GAWA WHEN THE CONTRACT VALUE HAS INCREASED DUE TO POSITIVE MARKET PERFORMANCE AND THE GAWA IS REDUCED AS A RESULT OF THE TRANSACTION.

If you withdraw $60,000 and your Contract Value is $150,000 at the time of withdrawal, then

     o We recalculate your GWB by comparing the results of two calculations and choosing the lesser amount:

          o First, we deduct the amount of the withdrawal ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your new Contract Value.

          o Second, we deduct the amount of the withdrawal ($60,000) from your GWB ($100,000). This is $40,000.

          Your new GWB is $40,000, since this is the lesser of the two amounts.

     o Since the Contract Value after the partial withdrawal ($90,000) is more than the new GWB ($40,000), but less than the GWB prior to the partial withdrawal ($100,000), the GAWA is reduced. The new GAWA is 4% of the greater of the Contract Value after the partial withdrawal or the new GWB, which is $3,600. Since the withdrawal is greater than the GAWA, the For Life Guarantee is null and void.

     o After the withdrawal, if you took withdrawals of the GAWA, it would take 12 additional years to deplete the new GWB.

EXAMPLE 5: WITHDRAWAL GREATER THAN THE GAWA WHEN THE CONTRACT VALUE HAS INCREASED DUE TO POSITIVE MARKET PERFORMANCE AND THE GAWA REMAINS UNCHANGED.

If you withdraw $40,000 and your Contract Value is $150,000 at the time of withdrawal, then

     o We recalculate your GWB by comparing the results of two calculations and choosing the lesser amount:

          o First, we deduct the amount of the withdrawal ($40,000) from your Contract Value ($150,000). This equals $110,000 and is your new Contract Value.

          o Second, we deduct the amount of the withdrawal ($40,000) from your GWB ($100,000). This is $60,000.

          Your new GWB is $60,000, since this is the lesser of the two amounts.

     o Since the Contract Value after the partial withdrawal ($110,000) is more than the new GWB ($60,000) and more than the GWB prior to the partial withdrawal ($100,000), the GAWA is unchanged. The GAWA remains $4,000, but since the withdrawal is greater than the GAWA, the For Life Guarantee is null and void.

     o After the withdrawal, if you took withdrawals of the GAWA, it would take 15 additional years to deplete the new GWB.

EXAMPLE 6: WITHDRAWAL GREATER THAN THE GAWA WHEN THE CONTRACT VALUE HAS DECREASED DUE TO NEGATIVE MARKET PERFORMANCE.

If you withdraw $50,000 and your Contract Value is $80,000 at the time of withdrawal, then

     o We recalculate your GWB by comparing the results of two calculations and choosing the lesser amount:

          o First, we deduct the amount of the withdrawal ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your new Contract Value.

          o Second, we deduct the amount of the withdrawal ($50,000) from your GWB ($100,000). This is $50,000.

          Your new GWB becomes $30,000, since this is the lesser of the two amounts.

     o Since the Contract Value prior to the partial withdrawal ($80,000) is less than or equal to the GWB prior to the partial withdrawal ($100,000), the GAWA is reduced. The new GAWA is 4% of the new GWB, which is $1,200. Since the withdrawal is greater than the GAWA, the For Life Guarantee is null and void.

     o After the withdrawal, if you took withdrawals of the GAWA, it would take 25 additional years to deplete the new GWB.

EXAMPLE 7:  STEP-UP.

If you elect to "step-up" your GMWB on a Contract Anniversary at least 5 years after electing the GMWB, assuming you have made no withdrawals and your Contract Value at the time of step-up is $200,000, then

     o We recalculate your GWB to equal your Contract Value, which is $200,000.

     o We recalculate your GAWA by comparing your GAWA before the step-up ($4,000) to 4% of your new GWB ($8,000) and choose the greater amount ($8,000). This is your new GAWA.

     o After the "step-up," if you took withdrawals of the GAWA, it would take 25 additional years to deplete the new GWB. If the For Life Guarantee remains effective, withdrawals of the GAWA could continue until the death of the Owner or the first of the Joint Owners, if any, even beyond 25 years.

EXAMPLE 8: VALUES MAY DIFFER BASED ON THE ORDER OF YOUR ELECTIONS. THE FOLLOWING TWO EXAMPLES DEMONSTRATE THE DIFFERENT RESULTS IF YOU ELECT A "STEP-UP" PRIOR TO SUBMITTING A WITHDRAWAL REQUEST RATHER THAN MAKING THE WITHDRAWAL PRIOR TO A "STEP-UP."

If your Contract Value prior to any transactions is $200,000 and you wish to "step-up" your GMWB on a Contract Anniversary at least 5 years after electing the GMWB (assuming you have made no prior withdrawals) but also wish to take the original GAWA ($4,000) as withdrawal, then

8A: STEP-UP FOLLOWED BY WITHDRAWAL.

     o Upon step-up, we recalculate your GWB to equal your Contract Value, which is $200,000. We then recalculate your GAWA by comparing your GAWA before the step-up ($4,000) to 4% of your new GWB ($8,000) and choose the greater amount ($8,000). This is your new GAWA.

     o Upon withdrawal of less than or equal to the GAWA, your GWB becomes $196,000, which is your prior GWB ($200,000) minus the withdrawal ($4,000). Your GAWA remains $8,000, because you did not take more than the GAWA.

     o After the withdrawal, if you took withdrawals of the GAWA, it would take 25 additional years to deplete the new GWB. If the For Life Guarantee remains effective, withdrawals of the GAWA could continue until the death of the Owner or the first of the Joint Owners, if any, even beyond 25 years.

8B: WITHDRAWAL FOLLOWED BY A STEP-UP.

     o Upon withdrawal of less than or equal to the GAWA, your GWB becomes $96,000, which is your prior GWB ($100,000) minus the withdrawal ($4,000). Your GAWA remains $4,000, because you did not take more than the GAWA.

     o Upon step-up, we recalculate your GWB to equal your Contract Value after the withdrawal, which is $196,000. We then recalculate your GAWA by comparing your GAWA before the step-up ($4,000) to 4% of your new GWB ($7,840) and choose the greater amount ($7,840). This is your new GAWA.

     o After the step-up, if you took withdrawals of the GAWA, it would take 25 additional years to deplete the new GWB. If the For Life Guarantee remains effective, withdrawals of the GAWA could continue until the death of the Owner or the first of the Joint Owners, if any, even beyond 25 years.

EXAMPLE 9: THE FOLLOWING TWO EXAMPLES DEMONSTRATE THAT IN SOME CASES THE ORDER OF YOUR TRANSACTIONS WILL NOT IMPACT THE FINAL RESULTS.

If your Contract Value prior to any transactions is $200,000 and you wish to "step-up" your GMWB on a Contract Anniversary at least 5 years after electing the GMWB (assuming you have made no prior withdrawals) but also wish to take a withdrawal greater than the GAWA ($15,000), then

9A: STEP-UP FOLLOWED BY WITHDRAWAL.

     o Upon step-up, we recalculate your GWB to equal your Contract Value, which is $200,000. We then recalculate your GAWA by comparing your GAWA before the step-up ($4,000) to 4% of your new GWB ($8,000) and choose the greater amount ($8,000). This is your new GAWA.

     o Upon withdrawal of an amount greater than the GAWA, your GWB is the lesser of the Contract Value after the partial withdrawal ($185,000) or the prior GWB less the partial withdrawal ($15,000), which is $185,000. Since the Contract Value prior to the partial withdrawal ($200,000) is less than or equal to the GWB prior to the partial withdrawal ($200,000), the GAWA is reduced. The new GAWA is 4% of the new GWB, which is $7,400. Since the withdrawal is greater than the GAWA, the For Life Guarantee is null and void.

     o After the withdrawal, if you took withdrawals of the GAWA, it would take 25 additional years to deplete the new GWB.

9B: WITHDRAWAL FOLLOWED BY A STEP-UP.

     o Upon withdrawal of an amount greater than the GAWA, your GWB is the lesser of the Contract Value after the partial withdrawal ($185,000) or the prior GWB less the partial withdrawal ($85,000), which is $85,000. Since the Contract Value after the partial withdrawal ($185,000) is more than the new GWB ($85,000) and more than the GWB prior to the partial withdrawal ($100,000), the GAWA is unchanged. The GAWA remains $4,000.

     o Upon step-up, we recalculate your GWB to equal your Contract Value after the withdrawal, which is $185,000. We then recalculate your GAWA by comparing your GAWA before the step-up ($4,000) to 4% of your new GWB ($7,400) and choose the greater amount ($7,400). This is your new GAWA. Since the withdrawal is greater than the GAWA, the For Life Guarantee is null and void.

     o After the step-up, if you took withdrawals of the GAWA, it would take 25 additional years to deplete the new GWB.

EXAMPLE 10:  WITHDRAWAL AFTER THE GWB HAS BEEN DEPLETED.

If your Contract Value is $15,000 and you take the GAWA ($4,000) as a withdrawal when the GWB has been depleted ($0), if the sum of the withdrawals you have taken did not exceed the GAWA in any contract year and the For Life Guarantee is fully effective, then:


     o We recalculate your GWB as $0. This is equal to the GWB prior to the withdrawal ($0) less the withdrawal ($4,000). Since this cannot be less than $0, the new GWB is $0.

     o Your GAWA for the next year remains $4,000 because you did not take more than the GAWA ($4,000), and the For Life Guarantee remains effective.

                                   APPENDIX G


THIS EXAMPLE IS PROVIDED TO ASSIST YOU IN UNDERSTANDING HOW THE 4% FOR LIFE GMWB AND 20% ADDITIONAL FREE WITHDRAWAL BENEFIT WOULD INTERACT WHEN ELECTED IN COMBINATION WITH ONE ANOTHER. THE EXAMPLE ONLY DEPICTS LIMITED CIRCUMSTANCES AND SPECIFIC FACTUAL ASSUMPTIONS. THE RESULTS MAY VARY DEPENDING UPON THE TIMING OR SEQUENCE OF ACTIONS, AS WELL AS CHANGES IN MARKET CONDITIONS. IF YOU ARE CONTEMPLATING ELECTING THE 4% FOR LIFE GMWB, OR EXERCISING ANY RIGHTS THEREUNDER, IN MAKING YOUR DECISION PLEASE CONSIDER THE RESULTS BASED ON THE SPECIFIC FACTS THAT APPLY TO YOU. THE FOR LIFE GUARANTEE PERMITS WITHDRAWALS OF THE GAWA FOR THE LONGER OF THE OWNER'S LIFE OR THE LIFE OF THE FIRST OF THE JOINT OWNERS TO DIE IF CONDITIONS FOR THE BENEFIT TO BE FULLY EFFECTIVE ARE SATISFIED. THE FOLLOWING EXAMPLE ASSUMES YOU SELECT THE 4% FOR LIFE GMWB AND THE 20% ADDITIONAL FREE WITHDRAWAL BENEFIT WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000. NO OTHER OPTIONAL BENEFITS ARE SELECTED. o Your beginning Guaranteed Withdrawal Balance (GWB) is $100,000, which is your initial Premium payment.


     o Your beginning Guaranteed Annual Withdrawal Amount (GAWA) is $4,000, which is 4% of your GWB.

     o The maximum amount that you can withdraw free of a withdrawal charge is $20,000.

If you withdraw $20,000 at the end of the first Contract Year and your Contract Value is equal to $105,000 before the withdrawal, then

     o The entire amount withdrawn is free of withdrawal charges. If the 20% Additional Free Withdrawal benefit had not been elected, $10,000 of the withdrawal would have been subject to a withdrawal charge.

     o We recalculate your GWB by comparing the results of two calculations and choosing the lesser amount:

          o First, we deduct the amount of the withdrawal ($20,000) from your Contract Value ($105,000). This equals $85,000 and is your new Contract Value.

          o Second, we deduct the amount of the withdrawal ($20,000) from your GWB ($100,000). This is $80,000.

          Your new GWB is $80,000, since this is the lesser of the two amounts.

     o Since the Contract Value after the partial withdrawal ($85,000) is more than the new GWB ($80,000), but less than the GWB prior to the partial withdrawal ($100,000), the GAWA is reduced. The new GAWA is 4% of the greater of the Contract Value after the partial withdrawal or the new GWB, which is $3,400. Since the withdrawal is greater than the GAWA, the For Life Guarantee is null and void.

If you then withdraw your GAWA ($3,400) at the end of the fifth Contract Year and your Contract Value has decreased to $70,000 then

     o Your GWB becomes $76,600, which is your prior GWB ($80,000) minus the GAWA ($3,400).

     o Your GAWA for the next year remains $3,400, because you did not take more than the GAWA ($3,400).

     o    Your Contract Value after the withdrawal is $66,600.

If your Contract Value continues to experience negative or zero net growth and you continue to withdraw your GAWA each year until your GWB is depleted, the total amount you will have received is equal your original premium of $100,000. If you had not elected the 20% Additional Free Withdrawal Benefit, the total amount you would have received is $100,000 less the withdrawal charge.

                                   APPENDIX H


                            ACCUMULATION UNIT VALUES

The following tables reflect the values of Accumulation Units for each Investment Division for the beginning and end of the periods indicated, and the number of Accumulation Units outstanding as of the end of the periods indicated
- for a base Contract (with no optional endorsements) and for a Contract with the most expensive combination of optional endorsements (through the end of the most recent period). This information derives from the financial statements of the Separate Account, which together constitute the Separate Account's condensed financial information. The annualized charge for your Contract may fall in between the charge for a base Contract and a Contract with the most expensive combination of optional endorsements, and complete condensed financial information about the Separate Account is available in the SAI. Contact the Annuity Service Center to request your copy free of charge, and contact information is on the cover page of the prospectus. Also, please ask about the more timely Accumulation Unit values that are available for each Investment Division.

With these tables, please note the following changes with the Investment Divisions. Effective May 2, 2005, the names of these Investment Divisions changed (whether or not in connection with a sub-adviser change or Fund merger):




                       JNL/Putnam International Equity TO JNL/JPMorgan International Equity
                       JNL/Alliance Capital Growth TO JNL/T. Rowe Price Established Growth
            JNL/Mellon Capital Management NASDAQ (R) 15 TO JNL/Mellon Capital Management Nasdaq (R) 15
 JNL/Mellon Capital Management Pharmaceutical/Healthcare Sector TO JNL/Mellon Capital Management Healthcare Sector
          JNL/Mellon Capital Management Energy Sector TO JNL/Mellon Capital Management Oil & Gas Sector



Also effective May 2, 2005, the Separate Account has these new Investment Divisions, on which no Accumulation Unit information is available yet: JNL/AIM Real Estate; JNL/Franklin Templeton Small Cap Value; and JNL/Goldman Sachs Mid Cap Value.

At the end of the tables in the SAI are the footnotes with the beginning dates of activity for each Investment Division at every applicable charge level (annualized) under the Contract.

ACCUMULATION UNIT VALUES CONTRACT - M&E 1.00%
WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
$1 MILLION PREMIUM ADMINISTRATIVE FEE WAIVER

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division346

  Accumulation unit value:
    Beginning of period                                                    $24.55              $21.78               N/A
    End of period                                                          $27.14              $24.55               N/A
  Accumulation units outstanding
  at the end of period                                                      2,275              2,610                N/A

JNL/FMR Capital Growth Division368

  Accumulation unit value:
    Beginning of period                                                    $18.69              $16.77               N/A
    End of period                                                          $21.83              $18.69               N/A
  Accumulation units outstanding
  at the end of period                                                      1,922              1,922                N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division560

  Accumulation unit value:
    Beginning of period                                                    $17.11               N/A                 N/A
    End of period                                                          $17.77               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     14,480               N/A                 N/A

JNL/Eagle SmallCap Equity Division368

  Accumulation unit value:
    Beginning of period                                                    $17.20              $15.15               N/A
    End of period                                                          $20.23              $17.20               N/A
  Accumulation units outstanding
  at the end of period                                                      5,805              2,512                N/A

JNL/Select Balanced Division560

  Accumulation unit value:
    Beginning of period                                                    $22.20               N/A                 N/A
    End of period                                                          $23.93               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,359               N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Money Market Division575

  Accumulation unit value:
    Beginning of period                                                    $12.72               N/A                 N/A
    End of period                                                          $12.72               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     236,527              N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division346

  Accumulation unit value:
    Beginning of period                                                    $18.29              $18.01               N/A
    End of period                                                          $19.36              $18.29               N/A
  Accumulation units outstanding
  at the end of period                                                      6,348              6,309                N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division560

  Accumulation unit value:
    Beginning of period                                                    $15.72               N/A                 N/A
    End of period                                                          $16.20               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     14,991               N/A                 N/A

JNL/T. Rowe Price Established Growth Division368

  Accumulation unit value:
    Beginning of period                                                    $24.64              $22.35               N/A
    End of period                                                          $26.80              $24.64               N/A
  Accumulation units outstanding
  at the end of period                                                      1,982              1,982                N/A

JNL/JPMorgan International Equity Division346

  Accumulation unit value:
    Beginning of period                                                    $12.16              $10.43               N/A
    End of period                                                          $14.01              $12.16               N/A
  Accumulation units outstanding
  at the end of period                                                      4,721              5,447                N/A

JNL/T. Rowe Price Mid-Cap Growth Division316

  Accumulation unit value:
    Beginning of period                                                    $29.77              $22.26               N/A
    End of period                                                          $34.79              $29.77               N/A
  Accumulation units outstanding
  at the end of period                                                     18,034              3,414                N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division316

  Accumulation unit value:
    Beginning of period                                                     $8.87              $6.22                N/A
    End of period                                                          $10.76              $8.87                N/A
  Accumulation units outstanding
  at the end of period                                                     16,875              8,019                N/A

JNL/PIMCO Total Return Bond Division316

  Accumulation unit value:
    Beginning of period                                                    $13.88              $13.72               N/A
    End of period                                                          $14.35              $13.88               N/A
  Accumulation units outstanding
  at the end of period                                                     26,214              3,635                N/A

JNL/Lazard Small Cap Value Division368

  Accumulation unit value:
    Beginning of period                                                    $13.17              $11.30               N/A
    End of period                                                          $15.04              $13.17               N/A
  Accumulation units outstanding
  at the end of period                                                      4,579              2,661                N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $13.05               N/A                 N/A
    End of period                                                          $13.45               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      9,293               N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division346

  Accumulation unit value:
    Beginning of period                                                     $7.73              $6.90                N/A
    End of period                                                           $8.51              $7.73                N/A
  Accumulation units outstanding
  at the end of period                                                     31,825              8,237                N/A

JNL/MCM The DowSM 10 Division324

  Accumulation unit value:
    Beginning of period                                                     $9.67              $7.53                N/A
    End of period                                                           $9.84              $9.67                N/A
  Accumulation units outstanding
  at the end of period                                                     176,252             91,838               N/A

JNL/MCM The S&P(R) 10 Division324

  Accumulation unit value:
    Beginning of period                                                     $8.77              $7.65                N/A
    End of period                                                          $10.21              $8.77                N/A
  Accumulation units outstanding
  at the end of period                                                     190,696            100,935               N/A

JNL/MCM Global 15 Division324

  Accumulation unit value:
    Beginning of period                                                     $9.52              $7.19                N/A
    End of period                                                          $12.08              $9.52                N/A
  Accumulation units outstanding
  at the end of period                                                     171,645             82,057               N/A

JNL/MCM 25 Division324

  Accumulation unit value:
    Beginning of period                                                    $10.17              $7.61                N/A
    End of period                                                          $12.28              $10.17               N/A
  Accumulation units outstanding
  at the end of period                                                     169,648             92,510               N/A

JNL/MCM Select Small-Cap Division346

  Accumulation unit value:
    Beginning of period                                                    $16.94              $13.74               N/A
    End of period                                                          $18.88              $16.94               N/A
  Accumulation units outstanding
  at the end of period                                                     98,604              53,679               N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division525

  Accumulation unit value:
    Beginning of period                                                     $9.74               N/A                 N/A
    End of period                                                          $10.39               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     64,483               N/A                 N/A

JNL/T. Rowe Price Value Division502

  Accumulation unit value:
    Beginning of period                                                    $12.29               N/A                 N/A
    End of period                                                          $13.47               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     46,459               N/A                 N/A

JNL/MCM S&P 500 Index Division324

  Accumulation unit value:
    Beginning of period                                                     $9.76              $8.15                N/A
    End of period                                                          $10.64              $9.76                N/A
  Accumulation units outstanding
  at the end of period                                                     88,091              31,111               N/A

JNL/MCM S&P 400 MidCap Index Division324

  Accumulation unit value:
    Beginning of period                                                    $11.36              $8.86                N/A
    End of period                                                          $13.02              $11.36               N/A
  Accumulation units outstanding
  at the end of period                                                     45,926              6,909                N/A

JNL/MCM Small Cap Index Division324

  Accumulation unit value:
    Beginning of period                                                    $11.47              $8.50                N/A
    End of period                                                          $13.34              $11.47               N/A
  Accumulation units outstanding
  at the end of period                                                     36,440              4,844                N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division324

  Accumulation unit value:
    Beginning of period                                                    $11.63              $8.85                N/A
    End of period                                                          $13.76              $11.63               N/A
  Accumulation units outstanding
  at the end of period                                                     32,433              5,828                N/A

JNL/MCM Bond Index Division525

  Accumulation unit value:
    Beginning of period                                                    $11.13               N/A                 N/A
    End of period                                                          $11.25               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     45,833               N/A                 N/A

JNL/Oppenheimer Global Growth Division368

  Accumulation unit value:
    Beginning of period                                                     $9.85              $8.20                N/A
    End of period                                                          $11.50              $9.85                N/A
  Accumulation units outstanding
  at the end of period                                                     16,918              5,204                N/A

JNL/Oppenheimer Growth Division346

  Accumulation unit value:
    Beginning of period                                                     $8.07              $7.69                N/A
    End of period                                                           $8.33              $8.07                N/A
  Accumulation units outstanding
  at the end of period                                                     24,547              17,879               N/A

JNL/AIM Large Cap Growth Division525

  Accumulation unit value:
    Beginning of period                                                    $10.57               N/A                 N/A
    End of period                                                          $11.33               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     31,112               N/A                 N/A

JNL/AIM Small Cap Growth Division525

  Accumulation unit value:
    Beginning of period                                                    $11.71               N/A                 N/A
    End of period                                                          $12.08               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     11,947               N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division346

  Accumulation unit value:
    Beginning of period                                                    $14.60              $12.67               N/A
    End of period                                                          $16.59              $14.60               N/A
  Accumulation units outstanding
  at the end of period                                                      7,728              8,970                N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division699

  Accumulation unit value:
    Beginning of period                                                    $10.55               N/A                 N/A
    End of period                                                          $11.44               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     10,790               N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division368

  Accumulation unit value:
    Beginning of period                                                    $11.68              $10.58               N/A
    End of period                                                          $13.03              $11.68               N/A
  Accumulation units outstanding
  at the end of period                                                     70,370               864                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division367

  Accumulation unit value:
    Beginning of period                                                    $10.23              $9.22                N/A
    End of period                                                          $10.48              $10.23               N/A
  Accumulation units outstanding
  at the end of period                                                        0                26,304               N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A








ACCUMULATION UNIT VALUES
CONTRACT - M&E 3.56% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 4% AND EARNINGSMAX AND
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT; OR
GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 4% AND FIVE YEAR
WITHDRAWAL CHARGE PERIOD AND COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY
VALUE DEATH BENEFIT

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division
  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 500 Index Division717

  Accumulation unit value:
    Beginning of period                                                     $9.71               N/A                 N/A
    End of period                                                           $9.86               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,472               N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division717

  Accumulation unit value:
    Beginning of period                                                    $11.73               N/A                 N/A
    End of period                                                          $12.07               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,515               N/A                 N/A

JNL/MCM Small Cap Index Division717

  Accumulation unit value:
    Beginning of period                                                    $12.22               N/A                 N/A
    End of period                                                          $12.37               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,358               N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division717

  Accumulation unit value:
    Beginning of period                                                    $12.40               N/A                 N/A
    End of period                                                          $12.76               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,269               N/A                 N/A

JNL/MCM Bond Index Division717

  Accumulation unit value:
    Beginning of period                                                    $10.36               N/A                 N/A
    End of period                                                          $10.42               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,075               N/A                 N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A











------------------------------------------------------------------------------------------------------------------------------------
QUESTIONS:   If you have any questions about your Contract, you may contact us at:


ANNUITY SERVICE CENTER:                                   1 (800) 766-4683

         MAIL ADDRESS:                                    P.O. Box 17240, Denver, Colorado 80217-0240

         DELIVERY ADDRESS:                                8055 East Tufts Avenue, Second Floor, Denver,
                                                          Colorado 80237


INSTITUTIONAL MARKETING
GROUP SERVICE CENTER:                                     1 (800) 777-7779 (8 a.m. - 8 p.m., ET)
(for Contracts purchased through a bank
or another financial institution)

         MAIL ADDRESS:                                    P.O. Box 30392, Lansing, Michigan 48909-7892

         DELIVERY ADDRESS:                                1 Corporate Way, Lansing, Michigan 48951
                                                          Attn:  IMG

HOME OFFICE:                                              1 Corporate Way, Lansing, Michigan 48951
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                             FIFTH THIRD PERSPECTIVE

              FLEXIBLE PREMIUM FIXED AND VARIABLE DEFERRED ANNUITY

                                    ISSUED BY
               JACKSON NATIONAL LIFE INSURANCE COMPANY(R) THROUGH
                      JACKSON NATIONAL SEPARATE ACCOUNT - I

THE DATE OF THIS PROSPECTUS IS MAY 2, 2005, which states the information about the separate account, the Contract, and Jackson National you should know before investing. This information is meant to help you decide if the Contract will meet your needs. Please carefully read this prospectus and any related documents and keep everything together for future reference. Additional information about the separate account can be found in the statement of additional information
(SAI) dated May 2, 2005 that is available upon request without charge. To obtain a copy, contact us at our:

                                 ANNUITY SERVICE CENTER
                                 P.O. BOX 17240
                                 DENVER, COLORADO 80217-0240
                                 1-800-766-4683
                                 WWW.JNL.COM


This prospectus also describes a variety of optional features, not all of which may be available at the time you are interested in purchasing a Contract, as we reserve the right to prospectively restrict availability of the optional features. Broker-dealers selling the Contracts may limit the availability of an optional feature. Ask your representative about what optional features are or are not offered. If a particular optional feature that interests you is not offered, you may want to contact another broker-dealer to explore its availability. In addition, not all optional features may be available in combination with other optional features, as we also reserve the right to prospectively restrict the availability to elect certain features if certain other optional features have been elected. We reserve the right to limit the number of Contracts that you may purchase. Please confirm with us or your representative that you have the most current prospectus and supplements to the prospectus that describe the availability and any restrictions on the optional features.


Expenses for a Contract with a Contract Enhancement will be higher than those for a Contract without a Contract Enhancement, and in some cases the amount of a Contract Enhancement may be more than offset by those expenses.


We offer other variable annuity products with different product features, benefits and charges. In some states, you may purchase the Contract through our automated electronic transmission/order ticket verification procedure. Ask your representative about availability and the details.

The SAI is incorporated by reference into this prospectus, and its table of contents begins on page 79. The prospectus and SAI are part of the registration statement that we filed with the Securities and Exchange Commission (SEC) about this securities offering. The registration statement, material incorporated by reference, and other information is available on the website the SEC maintains (http://www.sec.gov) regarding registrants that make electronic filings.



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NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THE SECURITIES OFFERED THROUGH THIS PROSPECTUS DISCLOSURE. IT IS A CRIMINAL OFFENSE TO REPRESENT OTHERWISE. WE DO NOT INTEND FOR THIS PROSPECTUS TO BE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THIS IS NOT PERMITTED.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
o Not FDIC/NCUA insured o Not Bank/CU guaranteed o May lose value o Not a deposit o Not insured by any federal agency
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"JNL(R)," "Jackson National(R)" and "Jackson National Life(R)" are trademarks of Jackson National Life Insurance Company.

"Standard & Poor's(R),"  "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," "500,"
"Standard & Poor's MidCap 400" and "S&P MidCap 400" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Jackson National Life Insurance Company. These Funds are not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in these Funds. The JNL/Mellon Capital Management The S&P(R) 10 Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in this Fund. Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P.

"Dow Jones," "Dow Jones Industrial AverageSM," "DJIASM," "The DowSM" and "The Dow 10SM Index" are service marks of Dow Jones & Company, Inc. (Dow Jones) and have been licensed for use for certain purposes by Jackson National Life
Insurance Company. Dow Jones has no relationship to the annuity and Jackson National Life Insurance Company, other than the licensing of the Dow Jones Industrial Average (DJIA) and its service marks for use in connection with the JNL/Mellon Capital Management The DowSM 10 Fund. Please see Appendix A for additional information. The JNL/Mellon Capital Management The DowSM 10 Fund is not sponsored, endorsed, sold or promoted by Dow Jones, and Dow Jones makes no representation regarding the advisability of investing in such product.

The Product(s) is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc. (including its affiliates) (Nasdaq, with its affiliates, are referred to as the CORPORATIONS). The Corporations have not passed on the legality or suitability of or the accuracy or adequacy of descriptions and disclosures relating to the Product(s). The Corporations make no representation or warranty, express or implied to the owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 Index(R) to track general stock market performance. The Corporations' only relationship to Jackson National Life Insurance Company (LICENSEE) is in the licensing of the Nasdaq-100(R), Nasdaq-100 Index(R) and Nasdaq(R) trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index(R) which is determined, composed and calculated by Nasdaq without regard to Licensee or the Product(s). Nasdaq has no obligation to take the needs of the Licensee or the owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 Index(R). The Corporations are not responsible for and have not participated in the determination of the timing of, prices at or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S) OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

"The  Nasdaq-100(R),"   "Nasdaq-100  Index(R),"  "Nasdaq  Stock  Market(R)"  and
"Nasdaq" are trade or service marks of ThE Nasdaq, Inc. (which with its affiliates are the "Corporations") and have been licensed for use by Jackson National Life Insurance Company. The JNL/Mellon Capital Management Nasdaq(R) 15 Fund has not passed on the Corporations as to its legality or suitability. The JNL/Mellon Capital Management Nasdaq(R) 15 Fund is not issued, endorsed, sponsored, managed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE JNL/MELLON CAPITAL MANAGEMENT NASDAQ(R) 15 FUND.

"Value Line(R)," "The Value Line Investment Survey," and "Value Line TimelinessTM Ranking System" are trademarks oF Value Line Securities, Inc. or Value Line Publishing, Inc. that have been licensed to Jackson National Life Insurance Company. The JNL/Mellon Capital Management Value Line(R) 25 Fund is not sponsored, recommended, sold or promoted by Value Line Publishing, Inc., Value Line, Inc. or Value Line Securities, Inc. ("Value Line"). Value Line makes no representation regarding the advisability of investing in the JNL/Mellon Capital Management Value Line(R) 25 Fund. Jackson National Life Insurance Company is not affiliated with any Value Line Company.

   THE CONTRACT MAKES AVAILABLE FOR INVESTMENT FIXED AND VARIABLE INVESTMENT OPTIONS. THE VARIABLE OPTIONS AVAILABLE ARE INVESTMENT DIVISIONS OF THE SEPARATE ACCOUNT, EACH OF WHICH INVESTS IN ONE OF THE FOLLOWING FUNDS - ALL CLASS A SHARES (THE "FUNDS"):


VARIABLE INSURANCE FUNDS


Fifth Third Disciplined Value VIP Fund
Fifth Third Mid Cap VIP Fund
Fifth Third Quality Growth VIP Fund
Fifth Third Balanced VIP Fund


JNL SERIES TRUST


JNL/AIM Large Cap Growth Fund
JNL/AIM REAL ESTATE FUND
JNL/AIM Small Cap Growth Fund
JNL/Alger Growth Fund
JNL/Eagle Core Equity Fund
JNL/Eagle SmallCap Equity Fund
JNL/FMR Balanced Fund
JNL/FMR Capital Growth Fund
JNL/FRANKLIN TEMPLETON SMALL CAP VALUE FUND
JNL/GOLDMAN SACHS MID CAP VALUE FUND

JNL/JPMORGAN INTERNATIONAL EQUITY FUND (FORMERLY JNL/PUTNAM INTERNATIONAL EQUITY
  FUND)
JNL/JPMorgan International Value Fund
JNL/Lazard Mid Cap Value Fund
JNL/Lazard Small Cap Value Fund
JNL/Mellon Capital Management S&P 500 Index Fund
JNL/Mellon Capital Management S&P 400 MidCap Index Fund
JNL/Mellon Capital Management Small Cap Index Fund
JNL/Mellon Capital Management International Index Fund
JNL/Mellon Capital Management Bond Index Fund
JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund
JNL/Oppenheimer Global Growth Fund
JNL/Oppenheimer Growth Fund
JNL/PIMCO Total Return Bond Fund
JNL/Putnam Equity Fund
JNL/Putnam Midcap Growth Fund
JNL/Putnam Value Equity Fund
JNL/Salomon Brothers High Yield Bond Fund
JNL/Salomon Brothers Strategic Bond Fund
JNL/Salomon Brothers U.S. Government & Quality Bond Fund
JNL/Select Balanced Fund
JNL/Select Global Growth Fund
JNL/Select Large Cap Growth Fund
JNL/Select Money Market Fund
JNL/Select Value Fund
JNL/T. ROWE PRICE ESTABLISHED GROWTH FUND (THE JNL/ALLIANCE CAPITAL GROWTH FUND
  MERGED INTO THIS FUND, EFFECTIVE MAY 2, 2005)

JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/T. Rowe Price Value Fund

JNL VARIABLE FUND LLC

JNL/Mellon Capital Management The DowSM 10 Fund
JNL/Mellon Capital Management The S&P(R) 10 Fund
JNL/Mellon Capital Management Global 15 Fund
JNL/Mellon Capital Management 25 Fund
JNL/Mellon Capital Management Select Small-Cap Fund
JNL/Mellon Capital Management JNL 5 Fund

JNL/MELLON CAPITAL MANAGEMENT NASDAQ(R) 15 FUND (FORMERLY, JNL/MELLON CAPITAL MANAGEMENT NASDAQ(R) 15 FUND)
JNL/Mellon Capital Management Value Line(R) 25 Fund
JNL/Mellon Capital Management VIP Fund
JNL/Mellon Capital Management Communications Sector Fund
JNL/Mellon Capital Management Consumer Brands Sector Fund
JNL/Mellon Capital Management Financial Sector Fund
JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND (FORMERLY, JNL/MELLON
  CAPITAL MANAGEMENT PHARMACEUTICAL/HEALTHCARE SECTOR FUND)
JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND (FORMERLY, JNL/MELLON
  CAPITAL MANAGEMENT ENERGY SECTOR FUND)

JNL/Mellon Capital Management Technology Sector Fund



HIGHLIGHTED ARE THE FUNDS THAT ARE NEWLY AVAILABLE, RECENTLY UNDERWENT NAME CHANGES, OR WERE SUBJECT TO A MERGER, AS MAY BE EXPLAINED IN THE ACCOMPANYING PARENTHETICAL. THE FUNDS ARE NOT THE SAME MUTUAL FUNDS THAT YOU WOULD BUY THROUGH YOUR STOCKBROKER OR A RETAIL MUTUAL FUND. THE PROSPECTUSES FOR THE FUNDS ARE ATTACHED TO THIS PROSPECTUS.

                                                 TABLE OF CONTENTS

GLOSSARY..........................................................................................................2

KEY FACTS.........................................................................................................2


FEES AND EXPENSES TABLES..........................................................................................4

THE ANNUITY CONTRACT.............................................................................................12

JACKSON NATIONAL.................................................................................................13

THE FIXED ACCOUNT................................................................................................13

THE SEPARATE ACCOUNT.............................................................................................15

INVESTMENT DIVISIONS.............................................................................................15

CONTRACT CHARGES.................................................................................................30

PURCHASES .......................................................................................................40

TRANSFERS AND FREQUENT TRANSFER RESTRICTIONS.....................................................................44

TELEPHONE AND INTERNET TRANSACTIONS..............................................................................45

ACCESS TO YOUR MONEY.............................................................................................47

INCOME PAYMENTS (THE INCOME PHASE)...............................................................................56

DEATH BENEFIT....................................................................................................61

TAXES............................................................................................................70

OTHER INFORMATION................................................................................................75

PRIVACY POLICY...................................................................................................77

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION.....................................................79


APPENDIX A (about Dow Jones)....................................................................................A-1

APPENDIX B (about Contract Enhancement recapture charges).......................................................B-1

APPENDIX C (GMWB examples)......................................................................................C-1

APPENDIX D (5% for Life GMWB examples)..........................................................................D-1

APPENDIX E (additional 5% for Life GMWB examples)...............................................................E-1

APPENDIX F (4% for Life GMWB examples)..........................................................................F-1

APPENDIX G (additional 4% for Life GMWB examples)...............................................................G-1

APPENDIX H (Accumulation Unit values)...........................................................................H-1


                                    GLOSSARY

THESE TERMS ARE CAPITALIZED WHEN USED THROUGHOUT THIS PROSPECTUS BECAUSE THEY HAVE SPECIAL MEANING. IN READING THIS PROSPECTUS, PLEASE REFER BACK TO THIS GLOSSARY IF YOU HAVE ANY QUESTIONS ABOUT THESE TERMS.

ACCUMULATION UNIT - a unit of measure we use to calculate the value in an Investment Division prior to the Income Date.

ANNUITANT - the natural person on whose life annuity payments for this Contract are based. The Contract allows for the naming of joint annuitants. Any reference to the Annuitant includes any joint Annuitant.

ANNUITY UNIT - a unit of measure we use in calculating the value of a variable annuity payment on and after the Income Date.

BENEFICIARY - the natural person or legal entity designated to receive any Contract benefits upon the Owner's death. The Contract allows for the naming of multiple beneficiaries.

COMPLETED YEAR - the succeeding twelve months from the date on which we receive a premium payment.

CONTRACT - the individual deferred variable and fixed annuity contract and any optional endorsements you may have selected.

CONTRACT ANNIVERSARY - each one-year anniversary of the Contract's Issue Date.

CONTRACT ENHANCEMENT - a credit that we will make to each premium payment you make during the first Contract Year.


CONTRACT VALUE - the sum of your allocations between the Contract's Investment Divisions and Fixed Account.


CONTRACT YEAR - the succeeding twelve months from a Contract's Issue Date and every anniversary.

EXCESS INTEREST ADJUSTMENT - an adjustment to the Contract Value allocated to the Fixed Account that is withdrawn, transferred, or annuitized before the end of the period.


FIXED ACCOUNT - part of our General Account to which the Contract Value you allocate is guaranteed to earn a stated rate of return over the specified period.


GENERAL ACCOUNT - the General Account includes all our assets, including any Contract Value you allocate to the Fixed Account, which are available to our creditors.

GOOD ORDER - when our administrative requirements are met for any requested action or change, including that we have received sufficient supporting documentation.

INCOME DATE - the date on which you begin receiving annuity payments.

ISSUE DATE - the date your Contract is issued.


INVESTMENT DIVISION - one of multiple variable options of the Separate Account to allocate your Contract's value, each of which exclusively invests in a different available Fund. The Investment Divisions are called variable because the return on investment is not guaranteed.


JACKSON NATIONAL, JNL, WE, OUR, OR US - Jackson National Life Insurance Company. (We do not capitalize "we," "our," or "us" in the prospectus.)

OWNER, YOU OR YOUR - the natural person or legal entity entitled to exercise all rights and privileges under the Contract. Usually, but not always, the Owner is the Annuitant. The Contract allows for the naming of joint owners. (We do not capitalize "you" or "your" in the prospectus.) Any reference to the Owner includes any joint Owner.

SEPARATE ACCOUNT - Jackson National Separate Account - I.

                                    KEY FACTS

THE IMMEDIATELY FOLLOWING TWO SECTIONS BRIEFLY INTRODUCE THE CONTRACT (AND ITS BENEFITS AND FEATURES) AND ITS COSTS; HOWEVER, PLEASE CAREFULLY READ THE WHOLE PROSPECTUS AND ANY RELATED DOCUMENTS BEFORE PURCHASING THE CONTRACT TO BE SURE THAT IT WILL MEET YOUR NEEDS.

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          ALLOCATION OPTIONS

          The Contract makes available Investment Divisions and a Fixed Account for allocation of your premium payments and Contract Value. For more information about the fixed options, please see "THE FIXED ACCOUNT" beginning on page 13. For more information about the Investment Divisions, please see "INVESTMENT DIVISIONS" beginning on page 15.

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          INVESTMENT PURPOSE

          The Contract is intended to help you save for retirement or another long-term investment purpose. The Contract is designed to provide tax deferral on your earnings, if it is not issued under a qualified retirement plan. Qualified plans confer their own tax deferral. For more information, please see "TAXES" beginning on page 70.

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          FREE LOOK

          If you change your mind about having purchased the Contract, you may return it without penalty. There are conditions and time and other limitations depending on where you live. For more information, please see "FREE LOOK" beginning on page 75. In some states, we are required to hold the premiums of a senior citizen in the Fixed Account during the free look period, unless we are specifically directed to allocate the premiums to the Investment Divisions. State laws vary; your free look rights will depend on the laws of the state in which you purchased the Contract.

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          PURCHASES

          There are minimum and maximum premium requirements. You may elect to receive a credit on your premium payments during the first Contract Year, subject to fees, conditions and limitations. The Contract also has a premium protection option, namely the Capital Protection Program. For more information, please see "PURCHASES" beginning on page 40.

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          WITHDRAWALS

          Before the Income Date, there are a number of ways to access your Contract Value, generally subject to a charge or adjustment, particularly during the early Contract Years. There are also a number of optional withdrawal benefits available. The Contract has a free withdrawal provision and waives the charges and adjustments in the event of some unforeseen emergencies. For more information, please see "ACCESS TO YOUR MONEY" beginning on page 47.

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          INCOME PAYMENTS

          There are a number of income options available, including an optional, guaranteed minimum income benefit. For more information, please see "INCOME PAYMENTS (THE INCOME PHASE)" beginning on page 56.

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          DEATH BENEFIT

          The Contract has a death benefit that becomes payable if you die before the Income Date. There are also a number of optional death benefits available. For more information, please see "DEATH BENEFIT" beginning on page 61.

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                            FEES AND EXPENSES TABLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN PURCHASING, OWNING AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU PURCHASE THE CONTRACT, SURRENDER THE CONTRACT OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.

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                           OWNER TRANSACTION EXPENSES

Front-end Sales Load...........................................................................................None

Maximum Withdrawal Charge (as a percentage of premium surrendered, if applicable) 1............................8.5%

Maximum Contract Enhancement Recapture Charge (as a percentage of the corresponding first year premium payments withdrawn if an optional Contract Enhancement is selected) 2................................................4%

Maximum Premium Taxes (as a percentage of each premium payment) 3..............................................3.5%

Commutation Fee: If you make a total withdrawal from your Contract after income payments have commenced under income option 4, or if after your death during the period for which payments are guaranteed to be made under income option 3 your Beneficiary elects to receive a lump sum payment, the amount received will be reduced by an amount equal to the difference between the present value of any remaining guaranteed payments (as of the date of calculation) calculated using a discount rate that is (a) equal to the rate assumed in calculating the initial income payment and (b) no more than 1% higher than (a).

Transfer Charge (per transfer after 15 in a Contract Year) 4....................................................$25

Expedited Delivery Charge 5..................................................................................$22.50
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1 There may be a withdrawal charge on these withdrawals of Contract Value: withdrawals in excess of the free withdrawal amounts; withdrawals under a tax-qualified Contract that exceed the minimum distribution requirements of the Internal Revenue Code; withdrawals in excess of the free withdrawal amount to meet the minimum distribution requirements of a tax-qualified Contract purchased with contributions from a nontaxable transfer, after the Owner's death, of an Individual Retirement Annuity (IRA), or to meet the minimum distribution requirements of a Roth IRA annuity; a total withdrawal; and withdrawals on an Income Date that is within one year of the Issue Date. The withdrawal charge is a schedule lasting seven Completed Years, and there are two optional withdrawal charge schedules (that are shorter) available:


         Completed Years Since
              Receipt of Premium            0        1        2        3        4       5        6        7+
         ---------------------------------------------------------------------------------------------------
         Base Withdrawal Charge             8.5%     8%       7%       6%       5%      4%       2%       0
         Optional Five-year Schedule        8%       7%       6%       4%       2%      0        0        0
         Optional Three-year Schedule       7.5%     6.5%     5%       0        0       0        0        0

2 Contract Enhancements are subject to recapture charges. There may be a recapture charge on these withdrawals of Contract Value with a Contract
     Enhancement: if the Contract is returned during the free look period;
     withdrawals in excess of the free withdrawal amounts; withdrawals that exceed the minimum distribution requirements of the Internal Revenue Code;
     a total withdrawal; and withdrawals on an Income Date that is within the recapture charge schedule. The recapture charge schedule is based on Completed Years and depends on your Contract Enhancement:

         Completed Years Since
              Receipt of Premium            0        1        2        3        4       5        6        7+
         ---------------------------------------------------------------------------------------------------
         With 2% Credit                     2%       2%       1.25%    1.25%    0.5%    0        0        0
         With 3% Credit                     3%       3%       2%       2%       2%      1%       1%       0
         With 4% Credit                     4%       4%       2.5%     2.5%     2.5%    1.25%    1.25%    0

3 Premium taxes generally range from 0 to 3.5% and vary by state. Currently, we pay them and do not charge you.

4 We do not count transfers in conjunction with dollar cost averaging, automatic rebalancing, and periodic automatic transfers.

5 For overnight delivery on Saturday; otherwise, the overnight delivery charge is $10 for withdrawals. We also charge $20 for wire transfers in connection with withdrawals.

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING THE FUNDS' FEES AND EXPENSES.

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                                PERIODIC EXPENSES

FOR BASE CONTRACT

Annual Contract Maintenance Charge 6............................................................................$35

Separate Account Annual Expenses (as an annual percentage of the average daily account value of the Investment
   Divisions).................................................................................................1.25%

       -------------------------------------------------------------------------------------------------------
         Mortality And Expense Risk Charge ............................................................1.10%
         Administration Charge 7.......................................................................0.15%
         ---------------------------------------------------------------------------------------------------
              Total Separate Account Annual Expenses...................................................1.25%
       -------------------------------------------------------------------------------------------------------

FOR OPTIONAL ENDORSEMENTS (AS AN ANNUAL PERCENTAGE OF THE AVERAGE DAILY ACCOUNT
   VALUE OF THE INVESTMENT DIVISIONS, UNLESS OTHERWISE NOTED) (YOU MAY ONLY
   SELECT ONE OF EACH GROUPING, UNLESS OTHERWISE NOTED) 8

Earnings Protection Benefit Maximum Annual Charge.............................................................0.30%

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4% Contract Enhancement Maximum Annual Charge 9...............................................................0.56%
3% Contract Enhancement Maximum Annual Charge 9...............................................................0.42%
2% Contract Enhancement Maximum Annual Charge 10.............................................................0.395%
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Guaranteed Minimum Income Benefit (GMIB) Maximum Annual Charge 11.............................................0.60%
7% Guaranteed Minimum Withdrawal Benefit (GMWB) Maximum Annual Charge 12......................................0.70%
5% For Life Guaranteed Minimum Withdrawal Benefit Maximum Annual Charge 13....................................1.30%
4% For Life Guaranteed Minimum Withdrawal Benefit Maximum Annual Charge 14....................................0.85%
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Five-year Withdrawal Schedule Maximum Annual Charge...........................................................0.30%
Three-year Withdrawal Schedule Maximum Annual Charge..........................................................0.45%
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20% Additional Free Withdrawal Maximum Annual Charge..........................................................0.30%

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5% Roll-up Death Benefit Maximum Annual Charge 15.............................................................0.45%
4% Roll-up Death Benefit Maximum Annual Charge................................................................0.30%
Highest Anniversary Value Death Benefit Maximum Annual Charge 16..............................................0.25%
Combination 5% Roll-up and Highest Anniversary Value Death Benefit Maximum Annual Charge 17...................0.55%
Combination 4% Roll-up and Highest Anniversary Value Death Benefit Maximum Annual Charge......................0.40%
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    ---------------------------------------------------------------------------------------------------------
     Total Separate Account Annual Expenses With The Most Expensive Optional Endorsements 18...........4.41%
    ---------------------------------------------------------------------------------------------------------
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6 This charge is waived on Contract Value of $50,000 or more. This charge is deducted proportionally from your allocations to the Investment Divisions and Fixed Account either annually (on your Contract Anniversary) or in conjunction with a total withdrawal, as applicable.


7 This charge is waived on initial premiums of $1,000,000 or more, but we may reverse the waiver and reinstate the Administrative Charge if your withdrawals during the first year of the Contract cause the Contract Value to drop below $1,000,000.

8 Some optional endorsements are only available to select when purchasing the Contract and once purchased cannot be canceled. The 4% and 3% Contract Enhancements and the Three-year Withdrawal Schedule are NOT available if you select the 20% Additional Free Withdrawal endorsement and vice versa. Also, you may NOT select both the Guaranteed Minimum Income Benefit and any Guaranteed Minimum Withdrawal Benefits.

9    This charge lasts for the first seven Contract Years.

10   This charge lasts for the first five Contract Years.


11 On a calendar quarter basis, the charge is 0.15% of the GMIB Benefit Base. The charge is deducted each calendar quarter and upon termination of the GMIB from the Investment Divisions and the Fixed Account on a pro rata basis. When deducted from the Investment Divisions, it is not part of the unit value calculations, but rather is deducted by means of a cancellation of units. For more information, including the definition of the GMIB Benefit Base, please see "Guaranteed Minimum Income Benefit" beginning on page 58.

12 The current charge is 0.40%. But if you selected this optional endorsement before October 4, 2004, the current charge is 0.35%, which increases to 0.55% upon step-up. For more information, please see "7% Guaranteed Minimum Withdrawal Benefit" beginning on page 50.

13 The charge depends on the Owner's age, or the age of the older Owner in the case of joint Owners, on the Contract's Issue Date (or the date this optional endorsement is selected, if different). For an Owner between the ages of: 60 and 64; 65 and 69; 70 and 74; and 75 and 80 - the maximum annual charge is: 1.30%; 0.85%; 0.60%; and 0.50%, respectively. Meanwhile, for the same age groups, the current charges are: 0.90%; 0.60%; 0.50%; and 0.40%, respectively. For more information, please see "5% For Life Guaranteed Minimum Withdrawal Benefit" beginning on page 53.

14 The charge depends on the Owner's age, or the age of the older Owner in the case of joint Owners, on the Contract's Issue Date (or the date this optional endorsement is selected, if different). For an Owner between the ages of: 50 and 54; 55 and 59; 60 and 64; 65 and 69; 70 and 74; and 75 and
     80 - the maximum annual charge is: 0.85%; 0.65%; 0.50%; 0.35%; 0.30%; and
     0.20%, respectively. Meanwhile, for the same age groups, the current charges are: 0.65%; 0.50%; 0.35%; 0.25%; 0.20%; and 0.15%, respectively.
     For more information, please see "4% For Life Guaranteed Minimum Withdrawal Benefit" beginning on page 54.


15 Depending on the Issue Date of your Contract, we may have referred to this optional endorsement as the "5% Compounded Death Benefit Endorsement," and the charge may be less.

16 Depending on the Issue Date of your Contract, we may have referred to this optional endorsement as the "Maximum Anniversary Value Death Benefit Endorsement," and the charge may be less.

17 Depending on the Issue Date of your Contract, we may have referred to this optional endorsement as the "Combination Death Benefit Endorsement," and the charge may be less.

18 If you were to select these optional endorsements, based on the maximum annual charges: Earnings Protection Benefit; 4% Contract Enhancement; 5% For Life Guaranteed Minimum Withdrawal Benefit; Three-year Withdrawal Schedule; and Combination 5% Roll-up and Highest Anniversary Value Death Benefit.


THE NEXT TABLES SHOW THE MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES CHARGED BY THE FUNDS AND THE EXPENSES CHARGED BY ALL OF THE FUNDS, WHICH YOU WILL PAY DURING THE TIME YOUR MONEY IS ALLOCATED TO THE CORRESPONDING INVESTMENT DIVISION. PLEASE REFER TO THE JNL SERIES TRUST AND JNL VARIABLE FUND LLC PROSPECTUSES FOR MORE INFORMATION ON THE FUNDS, INCLUDING INVESTMENT OBJECTIVES, PERFORMANCE AND INFORMATION ON THE ADVISER AND ADMINISTRATOR, JACKSON NATIONAL ASSET MANAGEMENT, LLC(R), AND THE SUB-ADVISERS.


In addition to the receipt of the fees and charges described above, Jackson National Life Insurance Company through its affiliates receive payments from the investment manager of the Variable Insurance Funds for certain administrative services provided to the applicable series of the Variable Insurance Funds. These payments are based on assets under the Contracts that are invested in the Variable Insurance Funds.




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                      TOTAL ANNUAL FUND OPERATING EXPENSES

Expenses that are deducted from Fund assets, including management and administration fees, 12b-1 service fees and other expenses.

                           Minimum:  0.60%
                           Maximum:  1.16%
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                  FUND OPERATING EXPENSES
 (AS AN ANNUAL PERCENTAGE OF THE FUND'S AVERAGE DAILY NET
                          ASSETS)
                                                                                                                         ANNUAL
                                                                    MANAGEMENT AND       SERVICE         OTHER          OPERATING
                         FUND NAME                                    ADMIN FEE A      (12B-1) FEE     EXPENSES B       EXPENSES
------------------------------------------------------------------------ ------------ --------------- --------------- --------------
Fifth Third Disciplined Value VIP Fund C                                 0.80%              0%           0.84%         1.64% (1.10%)
------------------------------------------------------------------------ ------------ --------------- --------------- --------------
Fifth Third Mid Cap VIP Fund C                                           0.80%              0%           0.87%         1.67% (1.10%)
------------------------------------------------------------------------ ------------ --------------- --------------- --------------
Fifth Third Quality Growth VIP Fund C                                    0.70%              0%           0.79%         1.49% (1.10%)
------------------------------------------------------------------------ ------------ --------------- --------------- --------------
Fifth Third Balanced VIP Fund C                                          0.80%              0%           3.45%         4.25% (1.10%)
------------------------------------------------------------------------ ------------ --------------- --------------- --------------
JNL/AIM Large Cap Growth D                                               0.81%            0.20%          0.01%           1.02%
------------------------------------------------------------------------ ------------ --------------- --------------- --------------
JNL/AIM Real Estate                                                      0.80%            0.20%          0.01%           1.01%
------------------------------------------------------------------------ ------------ --------------- --------------- --------------
JNL/AIM Small Cap Growth                                                 0.95%            0.20%          0.01%           1.16%
------------------------------------------------------------------------ ------------ --------------- --------------- --------------
JNL/Alger Growth E                                                       0.83%            0.20%          0.01%           1.04%
------------------------------------------------------------------------ ------------ --------------- --------------- --------------
JNL/Eagle Core Equity                                                    0.75%            0.20%          0.01%           0.96%
------------------------------------------------------------------------ ------------ --------------- --------------- --------------
JNL/Eagle SmallCap Equity                                                0.85%            0.20%          0.01%           1.06%
------------------------------------------------------------------------ ------------ --------------- --------------- --------------
JNL/FMR Balanced F                                                       0.80%            0.20%          0.01%           1.01%
------------------------------------------------------------------------ ------------ --------------- --------------- --------------
JNL/FMR Capital Growth F                                                 0.80%            0.20%          0.01%           1.01%
------------------------------------------------------------------------ ------------ --------------- --------------- --------------
JNL/Franklin Templeton Small Cap Value                                   0.95%            0.20%          0.01%           1.16%
------------------------------------------------------------------------ ------------ --------------- --------------- --------------
JNL/Goldman Sachs Mid Cap Value                                          0.85%            0.20%          0.01%           1.06%
------------------------------------------------------------------------ ------------ --------------- --------------- --------------
JNL/JPMorgan International Equity F, G                                   0.88%            0.20%          0.01%           1.09%
------------------------------------------------------------------------ ------------ --------------- --------------- --------------
JNL/JPMorgan International Value G                                       0.88%            0.20%          0.01%           1.09%
------------------------------------------------------------------------ ------------ --------------- --------------- --------------
JNL/Lazard Mid Cap Value D                                               0.82%            0.20%          0.01%           1.03%
------------------------------------------------------------------------ ------------ --------------- --------------- --------------
JNL/Lazard Small Cap Value D                                             0.85%            0.20%          0.01%           1.06%
------------------------------------------------------------------------ ------------ --------------- --------------- --------------
JNL/Mellon Capital Management S&P 500 Index                              0.39%            0.20%          0.01%           0.60%
------------------------------------------------------------------------ ------------ --------------- --------------- --------------
JNL/Mellon Capital Management S&P 400 MidCap Index                       0.39%            0.20%          0.01%           0.60%
------------------------------------------------------------------------ ------------ --------------- --------------- --------------
JNL/Mellon Capital Management Small Cap Index                            0.39%            0.20%          0.01%           0.60%
------------------------------------------------------------------------ ------------ --------------- --------------- --------------
JNL/Mellon Capital Management International Index                        0.45%            0.20%          0.01%           0.66%
------------------------------------------------------------------------ ------------ --------------- --------------- --------------
JNL/Mellon Capital Management Bond Index                                 0.40%            0.20%          0.01%           0.61%
------------------------------------------------------------------------ ------------ --------------- --------------- --------------
JNL/Mellon Capital Management Enhanced S&P 500 Stock Index H             0.56%            0.20%          0.01%           0.77%
------------------------------------------------------------------------ ------------ --------------- --------------- --------------
JNL/Oppenheimer Global Growth                                            0.85%            0.20%          0.01%           1.06%
------------------------------------------------------------------------ ------------ --------------- --------------- --------------
JNL/Oppenheimer Growth                                                   0.80%            0.20%          0.01%           1.01%
------------------------------------------------------------------------ ------------ --------------- --------------- --------------
JNL/PIMCO Total Return Bond                                              0.60%            0.20%          0.01%           0.81%
------------------------------------------------------------------------ ------------ --------------- --------------- --------------
JNL/Putnam Equity F                                                      0.78%            0.20%          0.01%           0.99%
------------------------------------------------------------------------ ------------ --------------- --------------- --------------
JNL/Putnam Midcap Growth                                                 0.85%            0.20%          0.01%           1.06%
------------------------------------------------------------------------ ------------ --------------- --------------- --------------
JNL/Putnam Value Equity F                                                0.75%            0.20%          0.01%           0.96%
------------------------------------------------------------------------ ------------ --------------- --------------- --------------
JNL/Salomon Brothers High Yield Bond I                                   0.60%            0.20%          0.01%           0.81%
------------------------------------------------------------------------ ------------ --------------- --------------- --------------
JNL/Salomon Brothers Strategic Bond                                      0.73%            0.20%          0.01%           0.94%
------------------------------------------------------------------------ ------------ --------------- --------------- --------------
JNL/Salomon Brothers U.S. Government & Quality Bond                      0.58%            0.20%          0.01%           0.79%
------------------------------------------------------------------------ ------------ --------------- --------------- --------------
JNL/Select Balanced                                                      0.59%            0.20%          0.01%           0.80%
------------------------------------------------------------------------ ------------ --------------- --------------- --------------
JNL/Select Global Growth J                                               0.88%            0.20%          0.01%           1.09%
------------------------------------------------------------------------ ------------ --------------- --------------- --------------
JNL/Select Large Cap Growth J                                            0.78%            0.20%          0.01%           0.99%
------------------------------------------------------------------------ ------------ --------------- --------------- --------------
JNL/Select Money Market                                                  0.40%            0.20%          0.01%           0.61%
------------------------------------------------------------------------ ------------ --------------- --------------- --------------
JNL/Select Value                                                         0.65%            0.20%          0.01%           0.86%
------------------------------------------------------------------------ ------------ --------------- --------------- --------------
JNL/T. Rowe Price Established Growth D                                   0.70%            0.20%          0.01%           0.91%
------------------------------------------------------------------------ ------------ --------------- --------------- --------------
JNL/T. Rowe Price Mid-Cap Growth                                         0.81%            0.20%          0.01%           1.02%
------------------------------------------------------------------------ ------------ --------------- --------------- --------------
JNL/T. Rowe Price Value D                                                0.77%            0.20%          0.01%           0.98%
------------------------------------------------------------------------ ------------ --------------- --------------- --------------
JNL/Mellon Capital Management The DowSM 10 K                             0.44%            0.20%          0.01%           0.65%
------------------------------------------------------------------------ ------------ --------------- --------------- --------------
JNL/Mellon Capital Management The S&P(R) 10 K                            0.45%            0.20%          0.01%           0.66%
------------------------------------------------------------------------ ------------ --------------- --------------- --------------
JNL/Mellon Capital Management Global 15 K                                0.50%            0.20%          0.01%           0.71%
------------------------------------------------------------------------ ------------ --------------- --------------- --------------
JNL/Mellon Capital Management 25 K                                       0.44%            0.20%          0.01%           0.65%
------------------------------------------------------------------------ ------------ --------------- --------------- --------------
JNL/Mellon Capital Management Select Small-Cap K                         0.45%            0.20%          0.00%           0.65%
------------------------------------------------------------------------ ------------ --------------- --------------- --------------
JNL/Mellon Capital Management JNL 5                                      0.51%            0.20%          0.01%           0.72%
------------------------------------------------------------------------ ------------ --------------- --------------- --------------
JNL/Mellon Capital Management Nasdaq(R) 15                               0.52%            0.20%          0.04%           0.76%
------------------------------------------------------------------------ ------------ --------------- --------------- --------------
JNL/Mellon Capital Management Value Line(R) 25                           0.52%            0.20%          0.15%           0.87%
------------------------------------------------------------------------ ------------ --------------- --------------- --------------
JNL/Mellon Capital Management VIP                                        0.52%            0.20%          0.04%           0.76%
------------------------------------------------------------------------ ------------ --------------- --------------- --------------
JNL/Mellon Capital Management Communications Sector K                    0.52%            0.20%          0.01%           0.73%
------------------------------------------------------------------------ ------------ --------------- --------------- --------------
JNL/Mellon Capital Management Consumer Brands Sector K                   0.52%            0.20%          0.00%           0.72%
------------------------------------------------------------------------ ------------ --------------- --------------- --------------
JNL/Mellon Capital Management Financial Sector K                         0.52%            0.20%          0.00%           0.72%
------------------------------------------------------------------------ ------------ --------------- --------------- --------------
JNL/Mellon Capital Management Healthcare Sector K                        0.52%            0.20%          0.01%           0.73%
------------------------------------------------------------------------ ------------ --------------- --------------- --------------
JNL/Mellon Capital Management Oil & Gas Sector K                         0.51%            0.20%          0.01%           0.72%
------------------------------------------------------------------------ ------------ --------------- --------------- --------------
JNL/Mellon Capital Management Technology Sector K                        0.52%            0.20%          0.00%           0.72%

------------------------------------------------------------------------ ------------ --------------- --------------- --------------


A In addition to the administrative services fee paid by the Variable Insurance Funds described above, certain Funds pay Jackson National Asset Management, LLC, the administrator, an administrative fee for certain services provided to the Fund by the administrator. The Administrative Fees are not paid by the Variable Insurance Funds. The JNL/Select Global Growth Fund, the JNL/JPMorgan International Equity Fund, the JNL/JPMorgan International Value Fund, the JNL/Oppenheimer Global Growth Fund and all of the JNL/Mellon Capital Management Funds except the JNL/Mellon Capital Management S&P 500 Index Fund, JNL/Mellon Capital Management S&P 400 Mid Cap Index Fund, JNL/Mellon Capital Management Small Cap Index Fund, JNL/Mellon Capital Management Bond Index Fund, JNL/Mellon Capital
     Management Enhanced S&P 500 Stock Index Fund and the JNL/Mellon Capital Management Global 15 Fund pay an administrative fee of 0.15%; the JNL/ Mellon Capital Management Global 15 Fund pays an administrative fee of 0.20%; the other Funds pay an administrative fee of 0.10%. The Management and Administrative Fee and the Annual Operating Expenses columns in this table reflect the inclusion of any applicable administrative fee.

B Other Expenses include trading expenses including brokerage commissions, interest and taxes, other non-operating expenses, licensing costs, a portion of the Chief Compliance Officer costs, directors and officers insurance, the fees and expenses of the disinterested Trustees/Managers and of independent legal counsel to the disinterested Trustees/Managers.

C Fifth Third has contractually agreed to waive all or a portion of its fees and reimburse certain expenses for the fund through April 30, 2008 to the extent the total expenses exceed 1.10%. Please see the prospectus of the Variable Insurance Funds for additional information.

D A reduction in advisory fee took place on January 1, 2005. These estimates are based on the Fund's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes.

E A reduction in advisory fee took place on July 1, 2004. These estimates are based on the Fund's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes.

F A reduction in advisory fee took place on May 1, 2004. These estimates are based on the Fund's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes.

G A reduction in advisory fee took place on May 2, 2005. These estimates are based on the Fund's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes.

H A reduction in advisory fee took place on February 17, 2004. These estimates are based on the Fund's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes.

I Effective October 4, 2004, the JNL/Salomon Brothers High Yield Bond fees were changed to reflect the fees of the JNL/PPM America High Yield Bond Fund. These estimates are based on the Fund's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes.

J This fee reflects a reduction in connection with the approval of Wellington as the new sub-adviser to the Fund. These estimates are based on the Fund's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes.

K This fee reflects a reduction in connection with the approval of Mellon Capital as the new sub-adviser to the Fund which took place on February 18, 2004. These estimates are based on the Fund's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes.


         EXAMPLES. These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity Contracts.


         Each of the examples assumes that you invest $10,000 in the Contract for the time periods indicated, and that your investment has a 5% return each year. Neither transfer fees nor premium tax charges are reflected in the examples. Your actual costs may be higher or lower than the costs shown in the examples.

         The following examples include the maximum fees and expenses of any of the Funds and the cost if you select the most expensive combination of optional endorsements: Earnings Protection Benefit; 4% Contract Enhancement; 5% For Life GMWB (using the maximum possible charge (at age 60)); Three-year Withdrawal Schedule; and Combination 5% Roll-up and Highest Anniversary Death Benefit. That a charge under the Contract is reduced, or stops being deducted, after so many years is not reflected. Based on these assumptions, your costs would be:


         If you do not surrender your Contract or if you begin receiving income payments from your Contract after the first year:


         1 YEAR            3 YEARS          5 YEARS           10 YEARS
         $579              $1,726           $2,860            $5,484


         If you surrender your Contract at the end of each time period:


         1 YEAR            3 YEARS          5 YEARS           10 YEARS
         $1,729            $2,476           $3,110            $5,484


         The following examples include minimum fees and expenses of any of the Funds and the cost for just the base Contract (include no optional endorsements). Based on these assumptions, your costs would be:

         If you do not surrender your Contract or if you begin receiving income payments from your Contract after the first year:


         1 YEAR            3 YEARS          5 YEARS           10 YEARS
         $188              $582             $1,001            $2,169


         If you surrender your Contract at the end of each time period:


         1 YEAR            3 YEARS          5 YEARS           10 YEARS
         $1,038            $1,282           $1,501            $2,169


         EXPLANATION OF THE FEES AND EXPENSES TABLES AND EXAMPLES. The purpose of the Fees and Expenses Tables and examples is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. The examples reflect the expenses of the Separate Account and the funds. Premium taxes may also apply. The examples also reflect the annual contract maintenance charge, which is determined by dividing the total amount of such charges collected during the calendar year by the total market value of the Investment Divisions and the Fixed Account. A withdrawal charge is imposed on income payments that occur within one year of the date the Contract is issued.

         THE EXAMPLES DO NOT REPRESENT PAST OR FUTURE EXPENSES. THE ACTUAL EXPENSES THAT YOU INCUR MAY BE GREATER OR LESS THAN THOSE SHOWN.


         FINANCIAL STATEMENTS. You can find the financial statements of the Separate Account and Jackson National in the Statement of Additional Information. The financial statements of Jackson National that are included should be considered only as bearing upon the company's ability to meet its contractual obligations under the Contracts. Jackson National's financial statements do not bear on the future investment experience of the assets held in the Separate Account. To obtain a copy free of charge, contact us at our Annuity Service Center. Our contact information is on the cover page of this prospectus.

         CONDENSED FINANCIAL INFORMATION. The value of an Accumulation Unit is determined on the basis of changes in the per share value of an underlying fund and Separate Account charges for the base Contract and the various combinations of optional endorsements. Please see Appendix H for more information about Accumulation Unit values.


                              THE ANNUITY CONTRACT

         Your Contract is a contract between you, the Owner, and us. Your Contract is intended to help facilitate your retirement savings on a tax-deferred basis, or other long-term investment purposes, and provides for a death benefit. Purchases under tax-qualified plans should be made for other than tax deferral reasons. Tax-qualified plans provide tax deferral that does not rely on the purchase of an annuity contract. We will generally not issue a Contract to someone older than age 90. Optional benefits may have different requirements, as noted.

         You may allocate your Contract Value to

               o our Fixed Account, as may be made available by us, or as may be otherwise limited by us,

               o our Indexed Fixed Option, as may be made available by us, or as may be otherwise limited by us, or to

               o Investment Divisions of the Separate Account that invest in underlying Funds.

         Your Contract, like all deferred annuity contracts, has two phases:

               o the ACCUMULATION PHASE, when you make premium payments to us, and

               o    the INCOME PHASE, when we make income payments to you.

         As the Owner, you can exercise all the rights under your Contract. You can assign your Contract at any time during your lifetime, but we will not be bound until we receive written notice of the assignment (there is an assignment form). An assignment may be a taxable event. We reserve the right to refuse an assignment. With Contracts with the 5% or 4% For Life GMWB, your ability to change ownership is limited. Please contact our Annuity Service Center for help and more information.


         The Contract is a flexible premium fixed and variable deferred annuity and may be issued as either an individual or a group contract. Contracts issued in your state may provide different features and benefits than those described in this prospectus. This prospectus provides a general description of the Contracts. Your Contract and any endorsements are the controlling documents. In those states where Contracts are issued as group contracts, references throughout the prospectus to "Contract(s)" shall also mean "certificate(s)."


                                JACKSON NATIONAL

         We are a stock life insurance company organized under the laws of the state of Michigan in June 1961. Our legal domicile and principal business address is 1 Corporate Way, Lansing, Michigan 48951. We are admitted to conduct life insurance and annuity business in the District of Columbia and all states except New York. We are ultimately a wholly owned subsidiary of Prudential plc (London, England).

         We issue and administer the Contracts and the Separate Account. We maintain records of the name, address, taxpayer identification number and other pertinent information for each Owner, the number and type of Contracts issued to each Owner and records with respect to the value of each Contract.

         We are working to provide documentation electronically. When this program is available, we will, as permitted, forward documentation electronically. Please contact us at our Annuity Service Center for more information.

                                THE FIXED ACCOUNT


         Contract Value that you allocate to a Fixed Account option will be placed with other assets in our General Account. The Fixed Account is not registered with the SEC, and the SEC does not review the information we provide to you about it. Disclosures regarding the Fixed Account, however, may be subject to the general provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. Both the availability of Fixed Account options, and transfers into and out of the Fixed Account, may be subject to contractual and administrative requirements. For more information, please see the application, check with the registered representative helping you to purchase the Contract, or contact us at our Annuity Service Center.


         Each Fixed Account option offers a base interest rate that we established and will credit to your Contract Value in the Fixed Account for a specified period (currently, one, three, five or seven years), subject to availability (and we reserve the right, in our sole discretion, to limit or suspend availability of the Fixed Account options), so long as the Contract Value in the Fixed Account is not withdrawn, transferred or annuitized until the end of the specified period. The base interest rate is subject to your Contract's Fixed Account minimum interest rate, which will be 2% a year, credited daily, during the first ten Contract Years and 3% a year, credited daily, afterwards. Depending on the Issue Date of your Contract, however, the Fixed Account minimum interest rate may be 3% a year, credited daily, in all Contract Years. Subject to these minimum requirements, we may declare different base interest rates at different times.


         Your Contract Value in the Fixed Account may be subject to an "Excess Interest Adjustment" and a withdrawal charge, however, if you decide to withdraw or transfer your Contract Value allocated to the Fixed Account, or if you annuitize the Contract, before the end of the specified period. The Excess Interest Adjustment depends on the base interest rate that was available when you allocated Contract Value to a Fixed Account option versus the base interest rate available for allocations to the same Fixed Account option at the time of withdrawal, transfer, or annuitization. If your base interest rate is higher than the base interest rate available for allocations to the same Fixed Account option at the time of withdrawal, transfer, or annuitization, then the Excess Interest Adjustment will increase your Contract Value, and vice versa. However, there will be no Excess Interest Adjustment when the base interest rate available for allocations to the same Fixed Account option at the time of withdrawal, transfer, or annuitization is less than your base interest rate by 0.5% or less. Also, there is no Excess Interest Adjustment on: the one-year Fixed Account option; death benefit proceed payments; payments pursuant to a life contingent income option or an income option resulting in payments spread over at least five years; amounts withdrawn for Contract charges; and free withdrawals. In no event will the Excess Interest Adjustment reduce the Contract Value below the minimum interest rate applicable to your Contract.


         Whenever a specified period ends, you will have 30 days to transfer or withdraw the Contract Value in the Fixed Account option, and there will not be an Excess Interest Adjustment. If you do nothing, then after 30 days, the Contract Value that remains in that Fixed Account option will be subject to another specified period of the same duration, subject to availability, and provided that that specified period will not extend beyond the Income Date. Otherwise, the next closest specified period, or the one-year Fixed Account option (if there is one year or less until the Income Date), will apply.

         You may allocate premiums to the one-year Fixed Account option, but we may require that the amount in the one-year Fixed Account (including any Contract Enhancement) be automatically transferred on a monthly basis in equal installments to your choice of Investment Division within 12 months of the date we received the premium, so that at the end of the period, all amounts in the one-year Fixed Account will have been transferred. The amount will be determined based on the amount allocated to the one-year Fixed Account and the base interest rate. Charges, withdrawals and additional transfers taken from the one-year Fixed Account will shorten the length of time it takes to deplete the account balance. These automatic transfers will not count against the 15 free transfers in a Contract Year.

         Interest will continue to be credited daily on the account balance remaining in the one-year Fixed Account as funds are automatically transferred into your choice of Investment Divisions. However, the effective yield over the 12-month automatic transfer period will be less than the base interest rate, as it will be applied to a declining balance in the one-year Fixed Account.


         THE DCA+ FIXED ACCOUNT, IF AVAILABLE, offers a fixed interest rate that we guarantee for a period of up to one year in connection with dollar-cost-averaging transfers to one or more of the Investment Divisions or systematic transfers to other Fixed Account options. From time to time, we will offer special enhanced rates on the DCA+ Fixed Account. DCA+ Fixed Account is only available for new premiums.


         The Indexed Fixed Option, if available, offers an interest rate that is guaranteed to be at least 3% per year and may be higher based on changes in the S&P 500 Composite Stock Price Index. If you make a withdrawal prior to the end of the specified term, however, the value of your Indexed Fixed Option will be the amount allocated to the Indexed Fixed Option accumulated at 3% per year, less any amounts cancelled or withdrawn for charges, deductions or withdrawals, any tax due, and any withdrawal charges. The Indexed Fixed Option is described in your Contract and supplementary materials your JNL Representative can provide you. The Indexed Fixed Option is not available if you select the Three-Year Withdrawal Charge Period option.

                              THE SEPARATE ACCOUNT

         We established the Separate Account on June 14, 1993, pursuant to the provisions of Michigan law. The Separate Account is a separate account and a unit investment trust under federal securities law and is registered as an investment company with the SEC.

         The assets of the Separate Account legally belong to us and the obligations under the Contracts are our obligations. However, we are not allowed to use the Contract assets in the Separate Account to pay our liabilities arising out of any other business we may conduct. All of the income, gains and losses resulting from these assets (whether or not realized) are credited to or charged against the Contracts and not against any other Contracts we may issue.

         The Separate Account is divided into Investment Divisions. We do not guarantee the investment performance of the Separate Account or any of its Investment Divisions.

                              INVESTMENT DIVISIONS


         You may allocate your Contract Value to no more than 18 Investment Divisions and the Fixed Account at any one time. Each Investment Division purchases the shares of one underlying Fund (mutual fund portfolio) that has its own investment objective. The Investment Divisions are designed to offer the potential for a higher return than the Fixed Account. HOWEVER, THIS IS NOT GUARANTEED. IT IS POSSIBLE FOR YOU TO LOSE YOUR CONTRACT VALUE ALLOCATED TO ANY OF THE INVESTMENT DIVISIONS. If you allocate Contract Values to the Investment Divisions, the amounts you are able to accumulate in your Contract during the accumulation phase depend upon the performance of the Investment Divisions you select. The amount of the income payments you receive during the income phase also will depend, in part, on the performance of the Investment Divisions you choose for the income phase.



         THE NAMES OF THE FUNDS THAT ARE AVAILABLE, ALONG WITH THE NAMES OF THE ADVISERS AND SUB-ADVISERS AND A BRIEF STATEMENT OF EACH INVESTMENT OBJECTIVE, ARE BELOW:


--------------------------------------------------------------------------------

                            VARIABLE INSURANCE FUNDS

--------------------------------------------------------------------------------

FIFTH THIRD DISCIPLINED VALUE VIP FUND
     Fifth Third Asset Management, Inc.

         Seeks long-term capital appreciation. The Fund will invest primarily in equity securities of mid- and large-cap companies that Fifth Third believes have the potential to provide capital appreciation.

--------------------------------------------------------------------------------
FIFTH THIRD MID CAP VIP FUND
     Fifth Third Asset Management, Inc.

         Seeks long-term capital appreciation. The Fund will invest at least 80% of its assets in equity securities issued by mid-cap companies.

--------------------------------------------------------------------------------
FIFTH THIRD QUALITY GROWTH VIP FUND
     Fifth Third Asset Management, Inc.

         Seeks long-term capital appreciation. The Fund will invest primarily in equity securities of U.S. companies having at least $1 billion in market capitalizations at the time of purchase.

--------------------------------------------------------------------------------
FIFTH THIRD BALANCED VIP FUND
     Fifth Third Asset Management, Inc.

         Seeks capital appreciation and current income. The Fund uses an asset allocation strategy, investing in three primary categories of securities: equities, bonds and money market instruments.

--------------------------------------------------------------------------------
                                JNL SERIES TRUST

--------------------------------------------------------------------------------

JNL/AIM LARGE CAP GROWTH FUND
     Jackson National Asset Management, LLC (and AIM Capital Management, Inc.)

         Seeks long-term growth of capital by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of large-capitalization companies.

--------------------------------------------------------------------------------
JNL/AIM REAL ESTATE FUND
     Jackson National Asset Management, LLC (and AIM Capital Management, Inc.)

         Seeks high total return by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in real estate and real estate-related companies.

--------------------------------------------------------------------------------
JNL/AIM SMALL CAP GROWTH FUND
     Jackson National Asset Management, LLC (and AIM Capital Management, Inc.)

         Seeks long-term growth of capital by normally investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of small-cap companies.

--------------------------------------------------------------------------------
JNL/ALGER GROWTH FUND
     Jackson National Asset Management, LLC (and Fred Alger Management, Inc.)

         Seeks long-term capital appreciation by investing at least 65% of its total assets in a diversified portfolio of equity securities - common stock, preferred stock, and securities convertible into or exchangeable for common stock - of large companies which trade on U.S. exchanges or in the U.S. over-the-counter market.

--------------------------------------------------------------------------------
JNL/EAGLE CORE EQUITY FUND
     Jackson National Asset Management, LLC (and Eagle Asset Management, Inc.)

         Seeks long-term capital appreciation and, secondarily, current income by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of common stock of U.S. companies that meet the criteria for one of three separate equity strategies: the growth equity strategy, the value equity strategy and the equity income strategy.

--------------------------------------------------------------------------------
JNL/EAGLE SMALLCAP EQUITY FUND
     Jackson National Asset Management, LLC (and Eagle Asset Management, Inc.)

         Seeks long-term capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities of U.S. companies with market capitalizations in the range of securities represented by the Russell 2000(R) Index.

--------------------------------------------------------------------------------
JNL/FMR BALANCED FUND
     Jackson National Asset Management, LLC (and Fidelity Management & Research Company)

         Seeks income and capital growth, consistent with reasonable risk by investing 60% of its assets in securities and the remainder in bonds and other debt securities.

--------------------------------------------------------------------------------
JNL/FMR CAPITAL GROWTH FUND
     Jackson National Asset Management, LLC (and Fidelity Management & Research Company)

         Seeks long-term growth of capital by investing in securities issued by medium-sized companies.


--------------------------------------------------------------------------------

JNL/FRANKLIN TEMPLETON SMALL CAP VALUE FUND
     Jackson National Asset Management, LLC (and Franklin Advisory Services, LLC

         Seeks long-term total return by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of small-capitalization companies.

--------------------------------------------------------------------------------
JNL/GOLDMAN SACHS MID CAP VALUE FUND
     Jackson National Asset Management, LLC (and Goldman Sachs Asset Management,
      L.P.)

         Seeks long-term capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of securities in mid-cap issuers with public stock market capitalizations within the range of market capitalization of companies constituting the Russell Midcap(R) Value Index at the time of investing.

--------------------------------------------------------------------------------
JNL/JPMORGAN INTERNATIONAL EQUITY FUND
     Jackson National Asset Management, LLC (and J.P. Morgan Investment Management, Inc.)

         Seeks long-term total growth of capital by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio consisting primarily of common stocks of non-U.S. companies. The Fund invests in foreign securities that the sub-adviser believes offer significant potential for long-term appreciation.

--------------------------------------------------------------------------------
JNL/JPMORGAN INTERNATIONAL VALUE FUND
     Jackson National Asset Management, LLC (and J.P. Morgan Investment Management, Inc.)

         Seeks high total return from a portfolio of equity securities of foreign companies in developed and, to a lesser extent, developing markets.

--------------------------------------------------------------------------------
JNL/LAZARD MID CAP VALUE FUND
     Jackson National Asset Management, LLC (and Lazard Asset Management)

         Seeks capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a non-diversified portfolio of equity securities of U.S. companies with market capitalizations in the range of companies represented in the Russell Mid Cap Index and that the sub-adviser believes are undervalued based on their return on equity.

--------------------------------------------------------------------------------
JNL/LAZARD SMALL CAP VALUE FUND
     Jackson National Asset Management, LLC (and Lazard Asset Management)

         Seeks capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a non-diversified portfolio of equity securities of U.S. companies with market capitalizations in the range of companies represented by the Russell 2000(R) Index that the sub-adviser believes are undervalued based on their return on equity.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 500 INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks to match the performance of the S&P 500(R) Index to provide long-term capital growth by investing in large-capitalization company securities.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT S&P 400 MIDCAP INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks to match the performance of the S&P 400(R) Index to provide long-term capital growth by investing in equity securities of medium capitalization-weighted domestic corporations.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT SMALL CAP INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks to match the performance of the Russell 2000(R) Index to provide long-term growth of capital by investing in equity securities of small- to mid-size domestic corporations.

--------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks to match the performance of the Morgan Stanley Capital International Europe Australasia Far East Free Index to provide long-term capital growth by investing in international equity securities attempting to match the characteristics of each country within the index.

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JNL/MELLON CAPITAL MANAGEMENT BOND INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks to match the performance of the Lehman Brothers Aggregate Bond Index to provide a moderate rate of income by investing in domestic fixed-income investments.

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JNL/MELLON CAPITAL MANAGEMENT ENHANCED S&P 500 STOCK INDEX FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks to exceed the performance of the S&P 500 Index by tilting towards stocks having higher expected return while maintaining overall index characteristics.

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JNL/OPPENHEIMER GLOBAL GROWTH FUND
     Jackson National Asset Management, LLC (and OppenheimerFunds, Inc.)

         Seeks capital appreciation by investing primarily in common stocks of companies in the U.S. and foreign countries. The Fund can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets.

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JNL/OPPENHEIMER GROWTH FUND
     Jackson National Asset Management, LLC (and OppenheimerFunds, Inc.)

         Seeks capital appreciation by investing mainly in common stocks of "growth companies." The Fund currently focuses on stocks of companies having a large capitalization (currently more than $12 billion) or mid-capitalization ($2 billion to $12 billion), but this focus could change over time as well as the companies the Fund considers to be currently large- and mid-capitalization.

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JNL/PIMCO TOTAL RETURN BOND FUND
     Jackson National Asset Management, LLC (and Pacific Investment Management Company LLC)

         Seeks maximum total return, consistent with the preservation of capital and prudent investment management, by normally investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of investment-grade, fixed-income securities of U.S. and foreign issuers such as government, corporate, mortgage- and other asset-backed securities and cash equivalents.

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JNL/PUTNAM EQUITY FUND
     Jackson National Asset Management, LLC (and Putnam Investment Management, Inc.)

         Seeks long-term capital growth by investing primarily in a diversified portfolio of common stock of domestic, large-capitalization companies. However, the Fund may also invest in preferred stocks, bonds, convertible preferred stock and convertible debentures if the sub-adviser believes that they offer the potential for capital appreciation.

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JNL/PUTNAM MIDCAP GROWTH FUND
     Jackson National Asset Management, LLC (and Putnam Investment Management, Inc.)

         Seeks capital appreciation by investing mainly in common stocks of U.S. mid-capitalization companies of a similar size to those in the Russell MidCap(R) Growth Index, with a focus on growth stocks which are stocks whose earnings the sub-adviser believes are likely to grow faster than the economy as a whole.

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JNL/PUTNAM VALUE EQUITY FUND
     Jackson National Asset Management, LLC (and Putnam Investment Management, Inc.)

         Seeks capital growth, with income as a secondary objective, by investing primarily in a diversified portfolio of equity securities of domestic, large-capitalization companies. At least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) will be invested, under normal market conditions, in equity securities.

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JNL/SALOMON BROTHERS HIGH YIELD BOND FUND
     Jackson National Asset Management, LLC (and Salomon Brothers Asset Management Inc.)

         Seeks to maximize current income, with capital appreciation as a secondary objective, by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in high-yield, high-risk debt securities ("junk bonds") and related investments and may invest in securities of foreign insurers.

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JNL/SALOMON BROTHERS STRATEGIC BOND FUND
     Jackson National Asset Management, LLC (and Salomon Brothers Asset Management Inc.)

         Seeks a high level of current income, with capital appreciation as a secondary objective, by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a globally diverse portfolio of fixed-income investments.

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JNL/SALOMON BROTHERS U.S. GOVERNMENT & QUALITY BOND FUND
     Jackson National Asset Management, LLC (and Salomon Brothers Asset Management Inc.)

         Seeks a high level of current income by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in: (i) U.S. Treasury obligations; (ii) obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government which are backed by their own credit and may not be backed by the full faith and credit of the U.S. Government; and (iii) mortgage-backed securities guaranteed by the Government National Mortgage Association that are supported by the full faith and credit of the U.S. Government.

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JNL/SELECT BALANCED FUND
     Jackson National Asset Management, LLC (and Wellington Management Company,
     LLP)

         Seeks reasonable income and long-term capital growth by investing primarily in a diversified portfolio of common stock and investment grade fixed-income securities, but may also invest up to 15% of its assets in foreign equity and fixed income securities.

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JNL/SELECT GLOBAL GROWTH FUND
     Jackson National Asset Management, LLC (and Wellington Management Company,
     LLP)

         Seeks long-term growth of capital by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity securities of foreign and domestic issuers.

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JNL/SELECT LARGE CAP GROWTH FUND
     Jackson National Asset Management, LLC (and Wellington Management Company,
     LLP)

         Seeks long-term growth of capital by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of common stocks of large U.S. companies selected for their growth potential.

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JNL/SELECT MONEY MARKET FUND
     Jackson National Asset Management, LLC (and Wellington Management Company,
     LLP)

         Seeks a high level of current income as is consistent with the preservation of capital and maintenance of liquidity by investing in high quality, short-term money market instruments.

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JNL/SELECT VALUE FUND
     Jackson National Asset Management, LLC (and Wellington Management Company,
     LLP)

         Seeks long-term growth of capital by investing at least 65% of its total assets in common stocks of domestic companies, focusing on companies with large market capitalizations. Using a value approach, the fund seeks to invest in stocks that are undervalued relative to other stocks.

--------------------------------------------------------------------------------
JNL/T. ROWE PRICE ESTABLISHED GROWTH FUND
     Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)

         Seeks long-term growth of capital and increasing dividend income by investing primarily in a diversified portfolio of common stocks of well-established U.S. growth companies.

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JNL/T. ROWE PRICE MID-CAP GROWTH FUND
     Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)

         Seeks long-term growth of capital by normally investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of common stocks of medium-sized (mid-cap) U.S. companies which the sub-adviser expects to grow at a faster rate than the average company.

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JNL/T. ROWE PRICE VALUE FUND
     Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)

         Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective. In taking a value approach to investment selection, at least 65% of its total assets will be invested in common stocks the portfolio manager regards as undervalued.

--------------------------------------------------------------------------------
JNL/S&P MANAGED CONSERVATIVE FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, Inc.)

         Seeks capital growth and current income by investing in Class A Shares of a diversified group of other Funds of the JNL Series Trust and JNL Variable Fund LLC that invest in equity and fixed income securities.

--------------------------------------------------------------------------------
JNL/S&P MANAGED MODERATE FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, Inc.)

         Seeks capital growth, with current income as a secondary objective, by investing in Class A Shares of a diversified group of other Funds of the JNL Series Trust and JNL Variable Fund LLC that invest in equity and fixed income securities.

--------------------------------------------------------------------------------
JNL/S&P MANAGED MODERATE GROWTH FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, Inc.)

         Seeks capital growth and current income by investing in Class A Shares of a diversified group of other Funds of the JNL Series Trust and JNL Variable Fund LLC that invest in equity and fixed income securities.

--------------------------------------------------------------------------------
JNL/S&P MANAGED GROWTH FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, Inc.)

         Seeks capital growth, with current income as a secondary objective, by investing in Class A Shares of a diversified group of other Funds of the JNL Series Trust and JNL Variable Fund LLC that invest in equity and fixed income securities.

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JNL/S&P MANAGED AGGRESSIVE GROWTH FUND
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services, Inc.)

         Seeks capital growth by investing in Class A Shares of a diversified group of other Funds of the JNL Series Trust and JNL Variable Fund LLC that invest in equity and fixed income securities.

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                              JNL VARIABLE FUND LLC

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JNL/MELLON CAPITAL MANAGEMENT THE DOWSM 10 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.


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JNL/MELLON CAPITAL MANAGEMENT THE S&P(R) 10 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.


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JNL/MELLON CAPITAL MANAGEMENT GLOBAL 15 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.


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JNL/MELLON CAPITAL MANAGEMENT 25 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.


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JNL/MELLON CAPITAL MANAGEMENT SELECT SMALL-CAP FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through capital appreciation.

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JNL/MELLON CAPITAL MANAGEMENT JNL 5 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.


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JNL/MELLON CAPITAL MANAGEMENT NASDAQ(R) 15 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return by investing in the common stocks of companies that are expected to have a potential for capital appreciation.

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JNL/MELLON CAPITAL MANAGEMENT VALUE LINE(R) 25 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks capital appreciation by investing in 25 of the 100 common stocks that Value Line(R) gives a #1 ranking for TimelinessTM.

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JNL/MELLON CAPITAL MANAGEMENT VIP FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return by investing in the common stocks of companies that are identified by a model based on six separate specialized strategies.

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JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.


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JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.


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JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.


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JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.


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JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.


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JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.


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         The investment objectives and policies of certain Funds are similar to the investment objectives and policies of other mutual funds that the Fund's investment sub-advisers also manage. Although the objectives and policies may be similar, the investment results of the Funds may be higher or lower than the results of those other mutual funds. We cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment sub-advisers. The Funds described are available only through variable annuity Contracts issued by Jackson National. They are NOT offered or made available to the general public directly.


         A Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.


         You should read the prospectuses for the Variable Insurance Funds, JNL Series Trust and JNL Variable Fund LLC carefully before investing. Additional Funds and Investment Divisions may be available in the future.


         VOTING PRIVILEGES. To the extent required by law, we will obtain instructions from you and other Owners about how to vote our shares of a Fund when there is a vote of shareholders of a Fund. We will vote all the shares we own in proportion to those instructions from Owners.

         SUBSTITUTION. We reserve the right to substitute a different Fund or a different mutual fund for the one in which any Investment Division is currently invested, or transfer money to the General Account. We will not do this without any required approval of the SEC. We will give you notice of any substitution.

                                CONTRACT CHARGES

         There are charges associated with your Contract, the deduction of which will reduce the investment return of your Contract. Charges are deducted proportionally from your Contract Value. Some of these charges are for optional endorsements, as noted, so they are deducted from your Contract Value only if you selected to add that optional endorsement to your Contract. These charges may be a lesser amount where required by state law or as described below, but will not be increased. We expect to profit from certain charges assessed under the Contract. These charges (and certain other expenses) are as follows:

         MORTALITY AND EXPENSE RISK CHARGES. Each day, as part of our calculation of the value of the Accumulation Units and Annuity Units, we make a deduction for the Mortality and Expense Risk Charge. On an annual basis, this charge equals 1.10% of the average daily net asset value of your allocations to the Investment Divisions. This charge does not apply to the Fixed Account.

         This charge compensates us for the risks we assume in connection with all the Contracts, not just your Contract. Our mortality risks under the Contracts arise from our obligations:

               o to make income payments for the life of the Annuitant during the income phase;

               o to waive the withdrawal charge in the event of the Owner's death; and

               o    to provide a basic death benefit prior to the Income Date.

         Our expense risks under the Contracts include the risk that our actual cost of administering the Contracts and the Investment Divisions may exceed the amount that we receive from the administration charge and the annual contract maintenance charge. Included among these expense risks are those that we assume in connection with waivers of withdrawal charges under the Terminal Illness Benefit, the Specified Conditions Benefit and the Extended Care Benefit.

         If your Contract Value were ever to become insufficient to pay this charge, your Contract would terminate without value.

         ANNUAL CONTRACT MAINTENANCE CHARGE. During the accumulation phase, we deduct a $35 annual contract maintenance charge on the Contract Anniversary of the Issue Date. We will also deduct the annual contract maintenance charge if you make a total withdrawal. This charge is for administrative expenses. The annual contract maintenance charge will be assessed on the Contract Anniversary or upon full withdrawal and is taken from the Investment Divisions and Fixed Account options based on the proportion their respective value bears to the Contract Value less the sum of the Indexed Fixed Option Minimum Values. This charge will be deducted from the Indexed Fixed Options only when the charge exceeds the value of the Funds in the Investment Divisions and the Fixed Account options. We will not deduct this charge if, when the deduction is to be made, the value of your Contract is $50,000 or more.

         ADMINISTRATION CHARGE. Each day, as part of our calculation of the value of the Accumulation Units and Annuity Units, we make a deduction for administration charges. On an annual basis, these charges equal 0.15% of the average daily net asset value of your allocations to the Investment Divisions. This charge does not apply to the Fixed Account. This charge compensates us for our expenses incurred in administering the Contracts and the Separate Account. If the initial premium equals $1,000,000 or more, we will waive the administration charge. However, we reserve the right to reverse this waiver and reinstate the administration charge if withdrawals are made in the first Contract Year that result in the Contract Value falling substantially below $1,000,000, as determined by us.


         TRANSFER CHARGE. You must pay $25 for each transfer in excess of 15 in a Contract Year. This charge is deducted from the amount that is transferred prior to the allocation to a different Investment Division or the Fixed Account, as applicable. We waive the transfer charge in connection with Dollar Cost Averaging, Rebalancing transfers and any transfers we require, and we may charge a lesser fee where required by state law.


         WITHDRAWAL CHARGE. At any time during the accumulation phase (if and to the extent that Contract Value is sufficient to pay any remaining withdrawal charges that remain after a withdrawal), you may withdraw the following with no withdrawal charge:


               o PREMIUMS THAT ARE NO LONGER SUBJECT TO A WITHDRAWAL CHARGE (premiums in your annuity for at least seven (three for the Three-Year Withdrawal Charge Period option or five for the Five-Year Withdrawal Charge Period option) years without being withdrawn), PLUS

               o    EARNINGS  (excess of your  Contract  Value  allocated to the
                    Investment   Divisions  and  the  Fixed  Account  over  your
                    remaining premiums allocated to those accounts)

               o during each Contract Year 10% (20% if you have elected the 20% Additional Free Withdrawal endorsement) OF PREMIUM (excluding premium in the Indexed Fixed Option) that would otherwise incur a withdrawal charge, be subject to a Contract Enhancement recapture charge, or be reduced by an Excess Interest Adjustment, and that has not been previously withdrawn (this can be withdrawn at once or in segments throughout the Contract Year), MINUS earnings (required minimum distributions will be counted as part of the free withdrawal amount).

         WE WILL DEDUCT A WITHDRAWAL CHARGE ON:

               o    withdrawals in excess of the free withdrawal amounts, or



               o withdrawals under a tax-qualified Contract that exceed its minimum distribution requirements, or

               o withdrawals in excess of the free withdrawal amounts to meet the minimum distribution requirements of a tax-qualified Contract purchased with contributions from a nontaxable transfer, after the Owner's death, of an Individual Retirement Annuity (IRA), or to meet the minimum distribution requirements of a Roth IRA annuity, or


               o    amounts withdrawn in a total withdrawal, or

               o amounts applied to income payments on an Income Date that is within one year of the Issue Date.

         The amount of the withdrawal charge deducted varies (depending upon whether you have elected the Three-Year Withdrawal Charge Period or the Five-Year Withdrawal Charge Period endorsement and how many years prior to the withdrawal you made the premium payment(s) you are withdrawing) according to the following schedule:

                             WITHDRAWAL CHARGE (AS A PERCENTAGE OF PREMIUM PAYMENTS):

           COMPLETED YEARS         0        1        2        3        4        5        6        7+
           SINCE RECEIPT OF
           PREMIUM

           WITHDRAWAL CHARGE     8.5%      8%       7%       6%       5%       4%       2%        0

           WITHDRAWAL CHARGE      8%       7%       6%       4%       2%        0        0        0
           IF FIVE-YEAR
           PERIOD IS ELECTED

           WITHDRAWAL CHARGE     7.5%     6.5%      5%        0        0        0        0        0
           IF THREE-YEAR
           PERIOD IS ELECTED

         For purposes of the withdrawal charge, we treat withdrawals as coming first from earnings and then from the oldest remaining premium. If you make a full withdrawal, or elect to commence income payments within one year of the date your Contract was issued, the withdrawal charge is based on premiums remaining in the Contract and no free withdrawal amount applies. If you withdraw only part of the value of your Contract, we deduct the withdrawal charge from the remaining value in your Contract. The withdrawal charge compensates us for costs associated with selling the Contracts.


         Amounts allocated to an Indexed Fixed Option are not subject to this withdrawal charge, but rather to an adjustment. For more information, please see "The Fixed Account" beginning on page 13.


         NOTE: Withdrawals under a non-qualified Contract will be taxable on an "income first" basis. This means that any withdrawal from a non-qualified Contract that does not exceed the accumulated income under the Contract will be taxable in full. Any withdrawals under a tax-qualified Contract will be taxable except to the extent that they are allocable to an investment in the Contract (any after-tax contributions). In most cases, there will be little or no investment in the Contract for a tax-qualified Contract because contributions will have been made on a pre-tax or tax-deductible basis.

         We do not assess the withdrawal charge on any amounts paid out as:

               o income payments (but the withdrawal charge is deducted at the Income Date if income payments are commenced in the first Contract Year);

               o    death benefits;


               o withdrawals necessary to satisfy the minimum distribution requirements of the Internal Revenue Code (but if the withdrawal requested exceeds the minimum distribution requirements; if the Contract was purchased with contributions from a nontaxable transfer, after the Owner's death, of an Individual Retirement Annuity (IRA); or is a Roth IRA annuity, then the entire withdrawal will be subject to the withdrawal charge);

               o if permitted by your state, withdrawals of up to $250,000 from the Investment Divisions and Fixed Account (excluding amounts in the Indexed Fixed Option) if you incur a terminal illness or if you need extended hospital or nursing home care as provided in your Contract; or

               o if permitted by your state, withdrawals of up to 25% of your Contract Value from the Investment Divisions and Fixed Account (excluding amounts in the Indexed Fixed Option) (12 1/2% for each of two joint Owners) if you incur certain serious medical conditions specified in your Contract.

         We may reduce or eliminate the amount of the withdrawal charge when the Contract is sold under circumstances that reduce our sales expense. Some examples are the purchase of a Contract by a large group of individuals or an existing relationship between us and a prospective purchaser. We may not deduct a withdrawal charge under a Contract issued to an officer, director, agent or employee of Jackson National or any of our affiliates.

         EARNINGS PROTECTION BENEFIT CHARGE. If you select the Earnings Protection Benefit Endorsement, you will pay us a charge that equals 0.30% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. This charge continues if you transfer ownership of the Contract to someone who would not have been eligible for the Earnings Protection Benefit upon application (75 years old or younger), even though the benefit is not payable. If your spouse elects to continue the Contract under the Special Spousal Continuation Option, the charge will continue to be assessed unless your spouse elects to discontinue the Earnings Protection Benefit, at which time the charge will cease. We stop deducting this charge on the date you annuitize.

         CONTRACT ENHANCEMENT CHARGE. If you select one of the Contract Enhancements, then for a period of seven Contract Years (five for the 2% Contract Enhancement) a charge will be imposed based upon the average daily net asset value of your allocations to the Investment Divisions. These charges will also be assessed against any amounts you have allocated to the Fixed Account options by reducing credited rates, but not below the minimum guaranteed interest rate (assuming no withdrawals). The amounts of these charges (or reductions in credited rates) depends upon which of the Contract Enhancements you select:

         CONTRACT ENHANCEMENT                 2%           3%          4%
         CHARGE (ON AN ANNUAL BASIS)          0.395%       0.42%       0.56%

         Due to this charge, it is possible that upon a complete withdrawal, you will receive less money back than if you had not elected the Contract Enhancement.

         CONTRACT ENHANCEMENT RECAPTURE CHARGE. If you select a Contract Enhancement and then make a partial or total withdrawal from your Contract in the first seven years (five years for the 2% Contract Enhancement) since the premium payment withdrawn was made, you will pay a Contract Enhancement recapture charge that reimburses us for all or part of the Contract Enhancements that we credited to your Contract based on your first year premiums. Your Contract will also be subject to a recapture charge if you return it during the free look period. The amounts of these charges are as follows:

         CONTRACT ENHANCEMENT RECAPTURE CHARGE (AS A PERCENTAGE OF THE CORRESPONDING FIRST YEAR PREMIUM PAYMENT WITHDRAWN IF AN OPTIONAL CONTRACT ENHANCEMENT IS SELECTED)

  Completed Years Since Receipt of      0      1       2          3         4          5         6       7+
    Premium

  Recapture Charge (2% Credit)         2%     2%     1.25%      1.25%      0.5%         0         0      0
  Recapture Charge (3% Credit)         3%     3%        2%         2%        2%         1%        1%     0
  Recapture Charge (4% Credit)         4%     4%      2.5%       2.5%      2.5%      1.25%     1.25%     0


         We expect to make a profit on the recapture charge, and examples in Appendix B may assist you in understanding how the recapture charge works. However, we do NOT assess the recapture charge on any amounts paid out as:

               o    death benefits;

               o withdrawals taken under the additional free withdrawal provision;

               o withdrawals necessary to satisfy the minimum distribution requirements of the Internal Revenue Code; (but if the requested withdrawal exceeds the minimum distribution requirements, then the entire withdrawal will be assessed the applicable recapture charge);



               o if permitted by your state, additional withdrawals of up to $250,000 from the Separate Account or from the Fixed Account options (excluding amounts in the Indexed Fixed Option) if you incur a terminal illness or if you need extended hospital or nursing home care as provided in your Contract; or

               o if permitted by your state, additional withdrawals of up to 25% of your Contract Value from the Separate Account or the Fixed Account options (excluding amounts in the Indexed Fixed Option) (12 1/2% for each of two joint Owners) if you incur certain serious medical conditions specified in your Contract.

         GUARANTEED MINIMUM INCOME BENEFIT CHARGE. If you select the GMIB, on a calendar quarter basis, you will pay 0.15% of the GMIB Benefit Base. This charge is deducted from the Contract Value at the end of each calendar quarter and upon termination of the GMIB on a pro-rata basis using the GMIB Benefit Base as of the date of termination and the number of days since the last deduction. The first GMIB charge will be deducted on a pro-rata basis from the Issue Date to the end of the first calendar quarter after the Issue Date. The GMIB Benefit Base is explained on page 58 below. YOU SHOULD BE AWARE THAT THE GMIB CHARGE WILL BE DEDUCTED EVEN IF YOU NEVER USE THE BENEFIT, AND IT ONLY APPLIES TO CERTAIN OPTIONAL INCOME PAYMENTS.


         7% GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE. If you select the GMWB, you will pay 0.40% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. However, if you selected the 7% GMWB BEFORE OCTOBER 4, 2004, you will pay 0.35% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions, increasing to 0.55% upon the first election of a "step-up." We reserve the right to prospectively change the charge on new Contracts, upon election of the benefit after issue or upon any election of any "step-up," subject to a maximum charge of 0.70%. For more information about the "step-up," please see "7% Guaranteed Minimum Withdrawal Benefit" beginning on page 50. We stop deducting this charge upon the earliest of either the date you annuitize or the date your Contract Value falls to zero.

         5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE. If you select the 5% For Life GMWB, you will pay a charge on an annual basis of the average daily net asset value of your allocations to the Investment Divisions that depends on the Owner's age, or the age of the older Owner in the case of joint Owners. Currently, for an Owner between the ages of:

                       60 and 64............................0.90%
                       65 and 69............................0.60%
                       70 and 74............................0.50%
                       75 and 80............................0.40%


         We reserve the right to prospectively change the charge on new Contracts or upon the selection of this benefit after issue, subject to the maximum annual charges, which for the same age groups, are: 1.30%; 0.85%; 0.60%; and 0.50%, respectively. The charge may be reduced on the next Contract Anniversary following a birthday that places the Owner (or older Owner, as applicable) in the next age group if no withdrawals have been taken before that time. However, this charge reduction is not available upon the spouse's continuation of the Contract. For the Owner that is a legal entity, the charge is based on the Annuitant's age. You will continue to pay the charge even if the "for life" guarantee is no longer in effect. We will stop deducting the charge upon the earliest of either the date you annuitize or if your Contract Value falls to zero.


         4% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE. If you select the 4% For Life GMWB, you will pay a charge on an annual basis of the average daily net asset value of your allocations to the Investment Divisions that depends on the Owner's age, or the age of the older Owner in the case of joint Owners. Currently, for an Owner between the ages of:

                       50 and 54...........................0.65%
                       55 and 59...........................0.50%
                       60 and 64...........................0.35%
                       65 and 69...........................0.25%
                       70 and 74...........................0.20%
                       75 and 80...........................0.15%


         We reserve the right to prospectively change the charge on new Contracts or upon the selection of this benefit after issue, subject to the maximum annual charges, which for the same age groups, are: 0.85%; 0.65%; 0.50%; 0.35%; 0.30%; and 0.20%, respectively. The charge may be reduced on the next Contract Anniversary following a birthday that places the Owner (or older Owner, as applicable) in the next age group if no withdrawals have been taken before that time. However, this charge reduction is not available upon the spouse's continuation of the Contract. For the Owner that is a legal entity, the charge is based on the Annuitant's age. You will continue to pay the charge even if the "for life" guarantee is no longer in effect. We will stop deducting the charge upon the earliest of either the date you annuitized or if your Contract Value falls to zero.


         DEATH BENEFIT CHARGES. There is no additional charge for the Contract's basic death benefit. However, for an additional charge, you may select one of the Contract's available optional death benefits in place of the basic death benefit.

                  If you select the 5% ROLL-UP DEATH BENEFIT (5% Compounded Death Benefit), you will pay 0.45% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions.

                  If you select the 4% ROLL-UP DEATH BENEFIT, you will pay 0.30% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions.

                  If you select the HIGHEST ANNIVERSARY VALUE DEATH BENEFIT (Maximum Anniversary Value Death Benefit), you will pay 0.25% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions.

                  If you select the COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT (Combination Death Benefit), you will pay 0.55% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions.

                  If you select the COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT, you will pay 0.40% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions.

         THREE-YEAR WITHDRAWAL CHARGE PERIOD. If you select the optional three-year withdrawal charge period feature, you will pay 0.45% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. We stop deducting this charge on the date you annuitize.

         FIVE-YEAR WITHDRAWAL CHARGE PERIOD. If you select the optional five-year withdrawal charge period feature, you will pay 0.30% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. We stop deducting this charge on the date you annuitize.

         20% ADDITIONAL FREE WITHDRAWAL CHARGE. If you select the optional feature that permits you to withdraw up to 20% of premiums (excluding premiums allocated to the Indexed Fixed Option) that are still subject to a withdrawal charge minus earnings during a Contract Year without a withdrawal charge, you will pay 0.30% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. We stop deducting this charge on the date you annuitize.

         COMMUTATION FEE. If you make a total withdrawal from your Contract after income payments have commenced under income option 4, or if after your death during the period for which payments are guaranteed to be made under income option 3 your Beneficiary elects to receive a lump sum payment, the amount received will be reduced by (a) minus (b) where:

               o (a) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at the rate assumed in calculating the initial payment; and

               o (b) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at a rate no more than 1.00% higher than the rate used in (a).


         OTHER EXPENSES. We pay the operating expenses of the Separate Account, including those not covered by the mortality and expense and administrative charges. There are deductions from and expenses paid out of the assets of the Funds. These expenses are described in the attached prospectuses for the JNL Series Trust, JNL Variable Fund LLC and Variable Insurance Funds. For more information, please see the Annual Operating Expenses table beginning on page 7.


         PREMIUM TAXES. Some states and other governmental entities charge premium taxes or other similar taxes. We pay these taxes and may make a deduction from your Contract Values for them. Premium taxes generally range from 0% to 3.5% (the amount of state premium tax, if any, will vary from state to state).


         INCOME TAXES. We reserve the right, when calculating unit values, to deduct a credit or charge with respect to any taxes we have paid or reserved for during the valuation period that we determine to be attributable to the operation of the Separate Account, or to a particular Investment Division. No federal income taxes are applicable under present law, and we are not presently making any such deduction.

         DISTRIBUTION OF CONTRACTS. Jackson National Life Distributors, Inc., located at 8055 E. Tufts Avenue, Denver, Colorado 80237, serves as the distributor of the Contracts. Jackson National Life Distributors, Inc. is a wholly owned subsidiary of Jackson National.

         Commissions are paid to broker-dealers who sell the Contracts. While commissions may vary, they are not expected to exceed 8% of any premium payment. Where lower commissions are paid up front, we may also pay trail commissions. We may also pay commissions on the Income Date if the annuity option selected involves a life contingency or a payout over a period of ten or more years.

         Under certain circumstances, we may pay bonuses, overrides, and marketing allowances, in addition to the standard commissions. These cash payments, or reimbursements, to broker-dealers are in recognition of their marketing and distribution and/or administrative services support. They may not be offered to all broker-dealers, and the terms of any particular agreement may vary among broker-dealers depending on, among other things, the level and type of marketing and distribution support provided, and the volume and size of the sales of our insurance products. Such compensation is subject to applicable state insurance law and regulation and the NASD rules of conduct.

         The two primary forms of such compensation paid by the Company are overrides and marketing support payments. Overrides are payments that are designed as consideration for product placement and sales volume. Overrides are generally based on a fixed percentage of product sales that currently range from 10 to 50 basis points. Marketing support payments, set by the broker-dealers, among other things, allow us to participate in sales conferences and educational seminars. These payments are generally based on the anticipated level of participation and/or accessibility and the size of the audience.

         We may, under certain circumstances where permitted by applicable law, pay a bonus to a Contract purchaser to the extent the broker-dealer waives its commission. You can learn about the amount of any available bonus by calling the toll-free number on the cover page of this prospectus. Contract purchasers should inquire of the representative if such bonus is available to them and its compliance with applicable law. If you elect the optional Three Year Withdrawal Charge Period endorsement, if available, a lower commission may be paid to the registered representative who sells you your Contract than if you elect to purchase the product without that endorsement. We may use any of our corporate assets to cover the cost of distribution, including any profit from the Contract's mortality and expense risk charge and other charges. Besides Jackson National Life Distributors, Inc., we are affiliated with the following broker-dealers:

               o    National Planning Corporation,

               o    SII Investments, Inc.,

               o    IFC Holdings, Inc. d/b/a Invest Financial Corporation,

               o    Investment Centers of America, Inc., and

               o    BH Clearing, LLC

         The Distributor also has the following relationships with the sub-advisers and their affiliates. The Distributor receives payments from certain sub-advisers to assist in defraying the costs of certain promotional and marketing meetings in which they participate. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the sub-adviser's participation. National Planning Corporation participates in the sales of shares of retail mutual funds advised by certain sub-advisers and other unaffiliated entities and receives selling and other compensation from them in connection with those activities, as described in the prospectus or statement of additional information for those funds. The fees range between 0.30% and 0.45% depending on these factors. In addition, the Distributor acts as distributor of variable annuity contracts and variable life insurance policies (the "Other Contracts") issued by Jackson National Life Insurance Company and its subsidiary, Jackson National Life Insurance Company of New York. Raymond James Financial Services, a brokerage affiliate of the sub-adviser to the JNL/Eagle Funds, participates in the sale of Contracts and is compensated by JNLD for its activities at the standard rates of compensation. Unaffiliated broker-dealers are also compensated at the standard rates of compensation. The compensation consists of commissions, trail commissions and other compensation or promotional incentives as described above and in the prospectus or statement of additional information for the Other Contracts.

         All of the compensation described here, and other compensation or benefits provided by JNL or our affiliates, may be greater or less than the total compensation on similar or other products. The amount and/or structure of the compensation may influence your registered representative, broker-dealer or selling institution to present this Contract over other investment alternatives. The variations in compensation, however, may also reflect differences in sales effort or ongoing customer services expected of the registered representative or the broker-dealer. You may ask your registered representative about any variations and how he or she and his or her broker-dealer are compensated for selling the Contract.


                                    PURCHASES

         MINIMUM INITIAL PREMIUM:

               o    $5,000 under most circumstances

               o    $2,000 for a qualified plan Contract

         MINIMUM ADDITIONAL PREMIUMS:

               o    $500 (Qualified and Non-Qualified)

               o    $50 for an automatic payment plan

               o You can pay additional premiums at any time during the accumulation phase


         These minimums apply to purchases, but do not preclude subsequent partial withdrawals that would reduce Contract Values below the minimum initial purchase amounts, as long as the amount left in the account is sufficient to pay the withdrawal charge. We reserve the right to limit the number of Contracts that you may purchase. There is a $100 minimum balance requirement for each Investment Division and Fixed Account . The Indexed Fixed Option has initial and subsequent allocation minimums of $5,000. We reserve the right to restrict availability or impose restrictions on the Fixed Account and Indexed Fixed Account.


         MAXIMUM PREMIUMS:

               o The maximum aggregate premiums you may make without our prior approval is $1 million.

         The payment of subsequent premiums relative to market conditions at the time they are made may or may not contribute to the various benefits under your Contract, including the enhanced death benefits, the GMIB or any GMWB.


         ALLOCATIONS OF PREMIUM. You may allocate your premiums to one or more of the Investment Divisions and Fixed Account . Each allocation must be a whole percentage between 0% and 100%. The minimum amount you may allocate to an Investment Division or the Fixed Account is $100. We will allocate any additional premiums you pay in the same way unless you instruct us otherwise. These allocations will be subject to our minimum allocation rules.


         Although more than 18 Investment Divisions and the Fixed Account are available under your Contract, you may not allocate your Contract Values among more than 18 at any one time.

         We will issue your Contract and allocate your first premium within two business days (days when the New York Stock Exchange is open) after we receive your first premium and all information that we require for the purchase of a Contract. If we do not receive all of the information that we require, we will contact you to get the necessary information. If for some reason we are unable to complete this process within five business days, we will either return your money or get your permission to keep it until we receive all of the required information.

         Each business day ends when the New York Stock Exchange closes (usually 4:00 p.m. Eastern time).

         OPTIONAL CONTRACT ENHANCEMENTS. If you elect one of our optional Contract Enhancements, then at the end of any business day in the first Contract Year when we receive a premium payment, we will credit your Contract Values with an additional 2%, 3% or 4% of your payment, depending upon which Contract Enhancement you have selected. There is a charge that is assessed against the Investment Divisions and the Fixed Account for the Contract Enhancements, and its amount depends upon which Contract Enhancement you elect. Allocations to the Indexed Fixed Option are not permitted in the first seven years (five years for the 2% Contract Enhancement). We will also impose a Contract Enhancement recapture charge if you

               o    make withdrawals in excess of the free withdrawals permitted
                    by  your   Contract  (or  an  additional   free   withdrawal
                    endorsement if elected),

               o    elect to receive payment under an income option, or

               o    return your Contract during the Free Look period.

         The amount and duration of the recapture charge depends upon which Contract Enhancement you elect. We will not impose the Contract Enhancement recapture charge if your withdrawal is made for certain health-related emergencies, withdrawals of earnings, withdrawals in accordance with the additional free withdrawal provision, amounts paid out as death benefits or to satisfy minimum distribution requirements of the Internal Revenue Code. If the withdrawal requested exceeds the minimum distribution requirements, the recapture charge will be charged on the entire withdrawal amount. We expect to make a profit on these charges for the Contract Enhancements. Examples in Appendix B may assist you in understanding how recapture charges for the Contract Enhancement work.

         Your Contract Value will reflect any gains or losses attributable to a Contract Enhancement. Contract Enhancements, and any gains or losses attributable to a Contract Enhancement, distributed under your Contract will be considered earnings under the Contract for tax purposes.


         Asset-based charges are deducted from the total value of the Separate Account. In addition, for the Fixed Account options, the Contract Enhancement charge lowers the credited rate that would apply if the Contract Enhancement had not been elected. Therefore, your Contract incurs charges on the entire amounts included in your Contract, which includes premium payments made in the first seven Contract Years (five for the 2% Contract Enhancement), the Contract Enhancement and the earnings, if any, on such amounts for the first seven Contract Years (five for the 2% Contract Enhancement). As a result, the aggregate charges assessed will be higher than those that would be charged if you did not elect a Contract Enhancement. Accordingly, it is possible that upon surrender, you will receive less money back than you would have if you had not elected a Contract Enhancement. We will impose a Contract Enhancement recapture charge if you make withdrawals in the first seven years (five years for the 2% Contract Enhancement) after a first year premium payment. We expect to profit from certain charges assessed under the Contract, including the withdrawal charge, the mortality and expense risk charge and the Contract Enhancement charge.


         If you elect the Contract Enhancement and then make more than relatively small premium payments during Contract Years two through seven (five for the 2% Contract Enhancement), you would likely have a lower Contract Value than if you had not elected the Contract Enhancement. Thus, the Contract Enhancement is suitable only for those who expect to make substantially all of their premium payments in the first Contract Year. Charges for the Contract Enhancement are not assessed after the seventh Contract Year (fifth for the 2% Contract Enhancement).

         Accordingly, the increased Contract Value resulting from a Contract Enhancement is reduced during the first seven Contract Years (five for the 2% Contract Enhancement) by the operation of the Contract Enhancement charge. If you make premium payments only in the first Contract Year and do not make a withdrawal during the first seven years (five for the 2% Contract Enhancement), at the end of the seven-year period (five for the 2% Contract Enhancement) that the Contract Enhancement charge is applicable, the Contract Value will be equal to or slightly higher than if you had not selected a Contract Enhancement, regardless of investment performance. Contract Values may also be higher if you pay additional premium payments in the first Contract Year, because those additional amounts will be subject to the Contract Enhancement charge for less than seven full years (five for the 2% Contract Enhancement).

         In the first seven Contract Years (five for the 2% Contract Enhancement), the Contract Enhancement typically will be beneficial (even in circumstances where cash surrender value may not be higher than Contracts without the Contract Enhancement) in the following circumstances:

               o    death benefits computed on the basis of Contract Value;

               o withdrawals taken under the 10% free withdrawal provision (or the 20% Additional Free Withdrawal Endorsement, if elected);

               o withdrawals necessary to satisfy the minimum distribution requirements of the Internal Revenue Code;

               o    if permitted by your state, withdrawals under our:


                    o    Terminal Illness Benefit;

                    o    Specified Conditions Benefit; or

                    o    Extended Care Benefit. (See page 43 below.)


         You may NOT elect the 3% or 4% Contract Enhancement Endorsements with the 20% Additional Free Withdrawal option.


         CAPITAL PROTECTION PROGRAM. If you select our Capital Protection Program at issue, we will allocate enough of your premium to the Fixed Account you select to assure that the amount so allocated will equal, at the end of a selected period of 1, 3, 5, or 7 years, your total original premium paid. You may allocate the rest of your premium to any Investment Division(s). If any part of the Fixed Account value is surrendered or transferred before the end of the selected guaranteed period, the value at the end of that period will not equal the original premium. This program is available only if Fixed Account options are available. There is no charge for the Capital Protection Program. You should consult your JNL representative with respect to the current availability of Fixed Account options, their limitations, and the availability of the Capital Protection Program.


         For an example of capital protection, assume you made a premium payment of $10,000 when the interest rate for the three-year guaranteed period was 3.00% per year. We would allocate $9,152 to that guarantee period because $9,152 would increase at that interest rate to $10,000 after three years, assuming no withdrawals are taken. The remaining $848 of the payment would be allocated to the Investment Division(s) you selected.

         Alternatively, assume Jackson National receives a premium payment of $10,000 when the interest rate for the 7-year period is 6.75% per year. Jackson National will allocate $6,331 to that guarantee period because $6,331 will increase at that interest rate to $10,000 after 7 years. The remaining $3,669 of the payment will be allocated to the Investment Division(s) you selected.

         Thus, as these examples demonstrate, the shorter guarantee periods require allocation of substantially all your premium to achieve the intended result. In each case, the results will depend on the interest rate declared for the guarantee period.

         ACCUMULATION UNITS. Your Contract Value allocated to the Investment Divisions will go up or down depending on the performance of the Investment Divisions you select. In order to keep track of the value of your Contract during the accumulation phase, we use a unit of measure called an "Accumulation Unit." During the income phase we use a measure called an "Annuity Unit."

         Every business day, we determine the value of an Accumulation Unit for each of the Investment Divisions by:

               o    determining   the  total   amount  of  assets  held  in  the
                    particular Investment Division;

               o subtracting any charges and taxes chargeable under the Contract; and

               o    dividing   this   amount  by  the   number  of   outstanding
                    Accumulation Units.

         The value of an Accumulation Unit may go up or down from day to day and may be different for different charges. The base Contract has a different Accumulation Unit value than each combination of optional endorsements an Owner may elect, based on the differing amount of charges applied in calculating the Accumulation Unit value.

         When you make a premium payment, we credit your Contract with Accumulation Units. The number of Accumulation Units we credit is determined at the close of that business day by dividing the amount of the premium allocated to any Investment Division by the value of the Accumulation Unit for that Investment Division that reflects the combination of optional endorsements you have elected and their respective charges.

                  TRANSFERS AND FREQUENT TRANSFER RESTRICTIONS


         You may transfer your Contract Value between and among the Investment Divisions at any time, unless transfers are subject to other limitations, but transfers between an Investment Division and the Fixed Account must occur prior to the Income Date. Transfers from the Fixed Account will be subject to any applicable Excess Interest Adjustment. There may be periods when we do not offer the Fixed Account, or when we impose special transfer requirements on the Fixed Account. If a renewal occurs within one year of the Income Date, we will credit interest up to the Income Date at the then Current Interest Rate for the Fixed Account Option. You can make 15 transfers every Contract Year during the accumulation phase without charge.


         A transfer will be effective as of the end of the business day when we receive your transfer request in Good Order, and we will disclaim all liability for transfers made based on your transfer instructions, or the instructions of a third party authorized to submit transfer requests on your behalf.

         RESTRICTIONS ON TRANSFERS. The Contract is not designed for frequent transfers by anyone. Frequent transfers between and among Investment Divisions may disrupt the underlying Funds and could negatively impact performance, by interfering with efficient management and reducing long-term returns, and increasing administrative costs. Frequent transfers may also dilute the value of shares of an underlying Fund. Neither the Contracts nor the underlying Funds are meant to promote any active trading strategy, like market timing. Allowing frequent transfers by one or some Owners could be at the expense of other Owners of the Contract. To protect Owners and the underlying Funds, we have policies and procedures to deter frequent transfers between and among the Investment Divisions.

         Under these policies and procedures, there is a $25 charge per transfer after 15 in a Contract Year, and no round trip transfers are allowed within 15 calendar days. Also, we could restrict your ability to make transfers to or from one or more of the Investment Divisions, which possible restrictions may include, but are not limited to:

               o    limiting the number of transfers over a period of time;

               o    requiring a minimum time period between each transfer;

               o limiting transfer requests from an agent acting on behalf of one or more Owners or under a power of attorney on behalf of one or more Owners; or

               o limiting the dollar amount that you may transfer at any one time.

         To the extent permitted by applicable law, we reserve the right to restrict the number of transfers per year that you can request, and to restrict you from making transfers on consecutive business days. In addition, your right to make transfers between and among Investment Divisions may be modified if we determine that the exercise by one or more Owners is, or would be, to the disadvantage of other Owners.

         We continuously monitor transfers under the Contract for disruptive activity based on frequency, pattern and size. We will more closely monitor Contracts with disruptive activity, placing them on a watch list, and if the disruptive activity continues, we will restrict the availability of electronic or telephonic means to make a transfer, instead requiring that transfer instructions be mailed through regular U.S. postal service, and/or terminate the ability to make transfers completely, as necessary. If we terminate your ability to make transfers, you may need to make a partial withdrawal to access the Contract Value in the Investment Division(s) from which you sought a transfer. We will notify you and your representative in writing within five days of placing the Contract on a watch list.

         Regarding round trip transfers, we will allow redemptions from an Investment Division; however, once a complete or partial redemption has been made from an Investment Division through an Investment Division transfer, you will not be permitted to transfer any value back into that Investment Division within 15 calendar days of the redemption. We will treat as short-term trading activity any transfer that is requested into an Investment Division that was previously redeemed within the previous 15 calendar days, whether the transfer was requested by you or a third party.

         Our policies and procedures do not apply to the money market Investment Division, the Fixed Account, Dollar Cost Averaging or the Automatic Rebalancing program. We may also make exceptions that involve an administrative error, or a personal unanticipated financial emergency of an Owner resulting from an identified health, employment, or other financial or personal event that makes the existing allocation imprudent or a hardship. These limited exceptions will be granted by an oversight team pursuant to procedures designed to result in their consistent application. Please contact our Annuity Service Center if you believe your transfer request entails a financial emergency.


         Otherwise, we do not exempt any person or class of persons from our policies and procedures. We have agreements allowing for asset allocation and investment advisory services that are not only subject to our policies and procedures, but also to additional conditions and limitations, intended to limit the potential adverse impact of these activities on other Owners of the Contract. We expect to apply our policies and procedures uniformly, but because detection and deterrence involves judgments that are inherently subjective, we cannot guarantee that we will detect and deter every Contract engaging in frequent transfers every time. If these policies and procedures are ineffective, the adverse consequences described above could occur. We also expect to apply our policies and procedures in a manner reasonably designed to prevent transfers that we consider to be to the disadvantage of other Owners, and we may take whatever action we deem appropriate, without prior notice, to comply with or take advantage of any state or federal regulatory requirement.


                       TELEPHONE AND INTERNET TRANSACTIONS

         THE BASICS. You can request certain transactions by telephone or at www.jnl.com, our Internet website, subject to our right to terminate electronic or telephonic transfer privileges described above. Our Annuity Service Center representatives are available during business hours to provide you with information about your account. We require that you provide proper identification before performing transactions over the telephone or through our Internet website. For Internet transactions, this will include a Personal Identification Number (PIN). You may establish or change your PIN at www.jnl.com.

         WHAT YOU CAN DO AND HOW. You may make transfers by telephone or through the Internet unless you elect not to have this privilege. Any authorization you provide to us in an application, at our website, or through other means will authorize us to accept transaction instructions, including Investment Division transfers/allocations, by you and your financial representative unless you notify us to the contrary. To notify us, please call us at the Annuity Service Center number referenced in your Contract or on your quarterly statement.

         WHAT YOU CAN DO AND WHEN. When authorizing a transfer, you must complete your telephone call by the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) in order to receive that day's Accumulation Unit value for an Investment Division.

         Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange, the instructions will be carried out that day. Otherwise the instructions will be carried out the next business day. We will retain permanent records of all web-based transactions by confirmation number. If you do not receive an electronic acknowledgement, you should telephone our Annuity Service Center immediately.

         HOW TO CANCEL A TRANSACTION. You may only cancel an earlier telephonic or electronic transfer request made on the same day by calling the Annuity Service Center before the New York Stock Exchange closes. Otherwise, your cancellation instruction will not be allowed because of the round trip transfer restriction.

         OUR PROCEDURES. Our procedures are designed to provide reasonable assurance that telephone or any other electronic authorizations are genuine. Our procedures include requesting identifying information and tape-recording telephone communications and other specific details. We and our affiliates disclaim all liability for any claim, loss or expense resulting from any alleged error or mistake in connection with a transaction requested by telephone or other electronic means that you did not authorize. However, if we fail to employ reasonable procedures to ensure that all requested transactions are properly authorized, we may be held liable for such losses.

         We do not guarantee access to telephonic and electronic information or that we will be able to accept transaction instructions via the telephone or electronic means at all times. We also reserve the right to modify, limit, restrict, or discontinue at any time and without notice the acceptance of instruction from someone other than you and/or this telephonic and electronic transaction privilege. Elections of any optional benefit or program must be in writing and will be effective upon receipt of the request in Good Order.

         Upon notification of the Owner's death, any telephone transfer authorization, other than by the surviving joint Owners, designated by the Owner ceases and we will not allow such transactions unless the executor/representative provides written authorization for a person or persons to act on the executor's/representative's behalf.

                              ACCESS TO YOUR MONEY

         You can have access to the money in your Contract:

               o    by making either a partial or complete withdrawal,

               o    by electing the Systematic Withdrawal Program,

               o by electing a Guaranteed Minimum Withdrawal Benefit, or o by electing to receive income payments.

         Your Beneficiary can have access to the money in your Contract when a death benefit is paid.


         Withdrawals under the Contract may be subject to a withdrawal charge. For purposes of the withdrawal charge, we treat withdrawals as coming first from earnings and then from the oldest remaining premium. When you make a complete withdrawal you will receive the value of your Contract as of the end of the business day your request is received by us in Good Order, MINUS any applicable taxes, the annual contract maintenance charge, charges due under any optional endorsement and all applicable withdrawal charges, adjusted for any applicable Excess Interest Adjustment. For more information about withdrawal charges, please see "Withdrawal Charge" beginning on page 31.

         Your withdrawal request must be in writing. We will accept withdrawal requests submitted via facsimile. There are risks associated with not requiring original signatures in order to disburse the money. To minimize the risks, the proceeds will be sent to your last recorded address in our records, so be sure to notify us, in writing with an original signature of any address change. We do not assume responsibility for improper disbursements if you have failed to provide us with the current address to which the proceeds should be sent.

         Except in connection with the Systematic Withdrawal Program, you must withdraw at least $500 or, if less, the entire amount in the Fixed Account or Investment Division from which you are making the withdrawal. If you are not specific, your withdrawal will be taken from your allocations to the Investment Divisions and Fixed Account based on the proportion their respective values bear to the Contract Value. With the Systematic Withdrawal Program, you may withdraw a specified dollar amount (of at least $50 per withdrawal) or a specified percentage. After your withdrawal, at least $100 must remain in each Fixed Account or Investment Division from which the withdrawal was taken. A withdrawal request that would reduce the remaining Contract Value to less than $100 will be treated as a request for a complete withdrawal. Amounts may not be withdrawn from the Indexed Fixed Option until all other amounts under the Contract have been withdrawn.

         If you have an investment adviser who, for a fee, manages your Contract Value, you may authorize payment of the fee from the Contract by requesting a partial withdrawal. There are conditions and limitations, so please contact our Annuity Service Center for more information. Our contact information is on the cover page of this prospectus. We neither endorse any investment advisers, nor make any representations as to their qualifications. The fee for this service would be covered in a separate agreement between the two of you, and would be in addition to the fees and expenses described in this prospectus.

         INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE. THERE ARE LIMITATIONS ON WITHDRAWALS FROM QUALIFIED PLANS. FOR MORE INFORMATION, PLEASE SEE "TAXES" BEGINNING ON PAGE 70.


         WAIVER OF WITHDRAWAL AND RECAPTURE CHARGES FOR CERTAIN EMERGENCIES. We will waive the withdrawal charge (withdrawals from the Investment Divisions and the Fixed Account), but not any Excess Interest Adjustment that would otherwise apply in certain circumstances by providing you, at no charge, the following:

               o TERMINAL ILLNESS BENEFIT, under which we will waive any withdrawal charges and recapture charges on amounts of up to $250,000 of your Contract Value from the Investment Divisions and Fixed Account (excluding amounts in the Indexed Fixed Option) that you withdraw after providing us with a physician's statement that you have been diagnosed with an illness that will result in your death within 12 months;

               o SPECIFIED CONDITIONS BENEFIT, under which you may make a one-time withdrawal of up to 25% (for joint Owners, this benefit applies to each of them for 12 1/2%) of your Contract Value from the Investment Divisions and Fixed Account (excluding amounts in the Indexed Fixed Option) with no withdrawal charge or recapture charge after having provided us with a physician's statement that you have been diagnosed with one of the following conditions:

                        o    Heart attack

                        o    Stroke

                        o    Coronary artery surgery

                        o    Life-threatening cancer

                        o    Renal failure or

                        o    Alzheimer's disease; and

               o EXTENDED CARE BENEFIT, under which we will waive any withdrawal charges and recapture charges on amounts of up to $250,000 of your Contract Value from the Investment Divisions and Fixed Account (excluding amounts in the Indexed Fixed Option) that you withdraw after providing us with a physician's statement that you have been confined to a nursing home or hospital for 90 consecutive days, beginning at least 30 days after your Contract was issued.

         You may exercise these benefits once under your Contract.

         OPTIONAL THREE-YEAR WITHDRAWAL CHARGE PERIOD. You may elect an endorsement to your Contract that substitutes for the Contract's usual seven-year withdrawal period a three-year withdrawal period with withdrawal charges in contribution years one through three of 7.5%, 6.5% and 5%, respectively, and 0% thereafter. The charge for this optional feature on an annualized basis is 0.45% of average daily net asset value of your allocations to the Investment Divisions. If you elect the optional Three Year Withdrawal Charge Period endorsement, a lower commission will be paid to the registered representative who sells you your Contract than if you elect to purchase the product without that endorsement. You may NOT elect this option if you elect the Five-Year Withdrawal Charge endorsement or the 20% Additional Free Withdrawal endorsement. In addition, the Indexed Fixed Option is not available if you select the Three-year Withdrawal Charge period.


         OPTIONAL FIVE-YEAR WITHDRAWAL CHARGE PERIOD. You may elect an endorsement to your Contract that substitutes for the Contract's usual seven-year withdrawal period a five-year withdrawal period with withdrawal charges in contribution years one through five of 8%, 7%, 6%, 4% and 2%, respectively, and 0% thereafter. The charge for this optional feature on an annualized basis is 0.30% of average daily net asset value of your allocations to the Investment Divisions. If you elect the Optional Five- Year Withdrawal Charge Period and the Indexed Fixed Option, the withdrawal charge for the Indexed Fixed Option which normally has a 7-year schedule (8.5%, 8%, 7%, 6%, 5%, 4%, 2%) will be modified to a 5-year schedule (8%, 7%, 6%, 4%, 2%, 0%). We reserve the right to restrict the percent of premium that may be allocated to the Indexed Fixed Option. You may NOT elect this option if you elect the Three-Year Withdrawal Charge endorsement.

         The charges for the Five-year or Three-year Withdrawal Charge Period options continue for as long as one holds the Contract. The potential benefits of those options normally will persist for no more than four to six years, depending on performance (the greater the performance the less the benefit) and payment patterns (large subsequent payments in relation to the initial payment make the benefits persist for a longer time than for a Contract where only the initial payment is made). In the case of some surrenders in the third Contract year, the Five-year Withdrawal Charge Period does not provide a benefit and may even impose a small detriment.


         20% ADDITIONAL FREE WITHDRAWAL. If you elect the 20% Additional Free Withdrawal endorsement, you may withdraw an additional 20% of premiums that are subject to a withdrawal charge (excluding premiums allocated to the Indexed Fixed Option), minus earnings, during a Contract Year without a withdrawal charge and you will pay 0.30% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. This endorsement will replace the 10% Additional Free Withdrawal. In addition, the 20% Free Withdrawal Endorsement is a liquidity feature that provides a benefit if you contemplate or need to take large withdrawals. The 20% Free Withdrawal Endorsement provides extra liquidity in any market environment but, when it is elected in combination with the GMWB, taking full advantage of the benefit in a declining market will have an adverse effect on the GMWB if your Contract Value falls below your Guaranteed Withdrawal Balance. ANY TIME YOU USE THE 20% FREE WITHDRAWAL ENDORSEMENT WHEN THE AMOUNT OF THE WITHDRAWAL EXCEEDS THE GAWA AND THE CONTRACT VALUE IS LESS THAN THE GWB, IT IS DISADVANTAGEOUS. You may NOT elect this option if you elect the 3% or 4% Contract Enhancement Endorsements or if you elect the Three-year Withdrawal Charge Period.

         7% GUARANTEED MINIMUM WITHDRAWAL BENEFIT. THE FOLLOWING DESCRIPTION OF THE 7% GMWB IS SUPPLEMENTED BY SOME EXAMPLES IN APPENDIX C THAT MAY ASSIST YOU IN UNDERSTANDING HOW THE 7% GMWB CALCULATIONS ARE MADE IN CERTAIN CIRCUMSTANCES. For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 7% GMWB may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB) (as defined below), regardless of your Contract Value. We may limit the availability of this optional endorsement. Once selected, the 7% GMWB cannot be canceled. If you select the 7% GMWB when you purchase your Contract, your net premium payment will be used as the basis for determining the GWB. The 7% GMWB may also be selected after the Issue Date within 30 days before any Contract Anniversary. If you select the 7% GMWB after the Issue Date, to determine the GWB, we will use your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added. THE GWB CAN NEVER BE MORE THAN $5 MILLION (including upon "step-up"), and the GWB is reduced with each withdrawal you take.

         Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount. Upon selection, the GAWA is equal to 7% of the GWB. The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 7%. However, withdrawals are not cumulative. If you do not take 7% in one Contract Year, you may not take more than 7% the next Contract Year. If you withdraw more than 7%, the guaranteed amount available may be less than the total premium payments and the GAWA may be reduced. The GAWA can be divided up and taken on a payment schedule that you request. You can continue to take the GAWA each Contract Year until the GWB has been depleted.

         Withdrawal charges, Contract Enhancement recapture charges, and Excess Interest Adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 7% GMWB, but these charges or adjustments are offset by your ability to make free withdrawals under the Contract.

         Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA. Each time you make a premium payment, the GWB is increased by the amount of the net premium payment. Also, the GAWA will increase by 7% of the net premium payment or 7% of the increase in the GWB, if the maximum GWB is reached. We require prior approval for a subsequent premium payment, however, that would result in your Contract having $1 million of premiums in the aggregate.


         If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA may be lower in the future. In other words, WITHDRAWING MORE THAN THE GAWA IN ANY CONTRACT YEAR COULD CAUSE THE GWB TO BE REDUCED BY MORE THAN THE AMOUNT OF THE WITHDRAWAL(S) AND EVEN RESET TO THE THEN CURRENT CONTRACT VALUE, LIKELY REDUCING THE GAWA, TOO. Withdrawals greater than GAWA impact the GAWA differently, depending on when you selected the 7% GMWB, because the calculation is different. Recalculation of the GWB and GAWA may result in reducing or extending the payout period. Examples 4, 5, and 6 of Appendix C illustrate the impact of such withdrawals.


         If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the GAWA, the GWB is equal to the greater of:

               o the GWB prior to the partial withdrawal less the partial withdrawal; or

               o    zero.

         If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GWB is equal to the lesser of:

               o the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or

               o the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.

         If all your partial withdrawals made in the current Contract Year are less than or equal to the GAWA, the GAWA is the lesser of:

               o    the GAWA prior to the partial withdrawal; or

               o    the GWB after the partial withdrawal.

         If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GAWA is equal to the lesser of:


               o    the GAWA prior to the partial withdrawal; or

               o    the GWB after the partial withdrawal;


                                       - or -

                  For Contracts to which this endorsement is added ON AND AFTER MAY 2, 2005, 7% of the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the withdrawal.

                  For Contracts to which this endorsement is added BEFORE MAY 2, 2005, 7% of the greater of:

                    1. the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or

                    2.   the GWB after the partial withdrawal.

         For purposes of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any withdrawal charges, recapture charges and Excess Interest Adjustments.

         Withdrawals made under the guarantee of this endorsement are considered to be the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements. They are subject to the same restrictions and processing rules as described in the Contract.

         On or after your fifth anniversary after selecting the 7% GMWB, you may choose to "step-up" the GWB to equal your then current Contract Value. The request will be processed and effective on the day we receive the request in Good Order, which is within 30 days after a Contract Anniversary. Your GAWA then becomes the greater of: (i) 7% of the Contract Value on the effective date of the "step-up" or (ii) the GAWA prior to the "step-up." You would not choose a "step-up" if your current GWB is higher than your Contract Value. More than one "step-up" is permitted, but there must be at least five Contract Years between "step-ups." Before deciding to "step-up," please consult with the registered representative who helped you to purchase the Contract or contact us at our Annuity Service Center.

         SPOUSAL CONTINUATION. If the Contract is continued by the spouse, the spouse retains all rights previously held by the Owner and therefore may elect to add the 7% GMWB to the Contract within the 30 days prior to any Contract Anniversary following the continuation date of the original Contract's Issue Date. The 7% GMWB would become effective on the Contract Anniversary following receipt of the request in Good Order.

         If the spouse continues the Contract and the 7% GMWB endorsement already applies to the Contract, the 7% GMWB will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. Your spouse may elect to "step-up" on the continuation date. If the Contract is continued under the Special Spousal Continuation Option, the value applicable upon "step-up" is the Contract Value, including any adjustments applied on the continuation date. Any subsequent "step-up" must follow the "step-up" restrictions listed above (Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date).

         SURRENDER. If your Contract is surrendered, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 7% GMWB. The 7% GMWB is terminated.

         CONTRACT VALUE IS ZERO. If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually. The total annual payment will equal the GAWA, but will not exceed the current GWB.

         All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value. Upon your death as the Owner, your Beneficiary will receive the scheduled payments. No other death benefit or Earnings Protection Benefit will be paid.

         ANNUITIZATION. If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

         FIXED PAYMENT INCOME OPTION. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select. If you should die before the payments have been completed, the remaining payments will be made to the Beneficiary.

         This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.

         EFFECT OF GMWB ON TAX DEFERRAL. The purchase of the 7% GMWB may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract. Please consult your tax and financial advisors on this and other matters prior to electing the GMWB.

         5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT. BEFORE READING MORE ABOUT THE 5% FOR LIFE GMWB, PLEASE BE SURE TO FAMILIARIZE YOURSELF WITH THE 7% GMWB, AS DISCUSSED EARLIER, BECAUSE OF THE SIMILARITIES AND DIFFERENCES BETWEEN THE ENDORSEMENTS. THE FOLLOWING DESCRIPTION IS SUPPLEMENTED BY SOME EXAMPLES IN APPENDICES D AND E. For Owners between the ages of 60 and 80 on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 5% for Life GMWB may be available. (For the Owner that is a legal entity, the benefit is based on the Annuitant.) The 5% for Life GMWB permits you to make partial withdrawals prior to the Income Date that, in total, are guaranteed to at least equal the GWB (and because of the "for life" guarantee, your total withdrawals could be more than the
         GWB), regardless of your Contract Value. For the 5% for Life GMWB, how the GWB and GAWA are determined and the limitations are the same, except that:

               o there is no recalculation of the GAWA if your total partial withdrawals in a Contract Year are less than or equal to the GAWA and your "for life" guarantee is still in effect;

               o    the GAWA is 5% of the GWB;


               o with any subsequent premium payments, the GAWA increases by 5% of the net premium payment, or 5% of the increase in the GWB if the maximum GWB is reached; and

               o    there is a "for life" guarantee.


         "For life" means the longer of: the Owner's life, or with joint Owners, the life of the one dying first; or until total partial withdrawals deplete the GWB. So long as the "for life" guarantee is in effect, you may continue to take partial withdrawals of the GAWA (or MRD, if greater, for certain qualified plans) even after the Contract Value falls to zero. Because of the "for life" guarantee, we do not allow an ownership change of a Contract with this endorsement, except for the Owner that is a legal entity. With an Owner that is a legal entity, we will allow ownership to change to another legal entity or to the Annuitant, and the "for life" guarantee will remain in effect. However, even if the "for life" guarantee were to become invalid, we would not allow an ownership change. You will invalidate the "for life" guarantee if your total partial withdrawals in a Contract Year exceed the GAWA (or MRD, if greater, for certain qualified plans). The "for life" guarantee is terminated upon spousal continuation.

         The GWB of the 5% for Life GMWB may be "stepped-up" in the same fashion as the 7% GMWB, subject to the same conditions and requirements, but with the GAWA based on 5% of the GWB or the previous GAWA, if greater.

         With the 5% for Life GMWB, if your Contract Value is reduced to zero as a result of a partial withdrawal, contract charges or poor fund performance, the GAWA will automatically be paid no less frequently than annually, based on your instructions, through the "for life" guarantee, or until the GWB is depleted if the "for life" guarantee is no longer effective. There is no fixed income option, in addition to the Contract's other income options, if you decide to annuitize your Contract.


         For certain tax-qualified Contracts, withdrawals exceeding GAWA to meet a Contract's minimum distribution requirements ("MRDs") under the Internal Revenue Code (Code) may not invalidate the "for life" guarantee. We require prior notice of an MRD at the time of your request for a withdrawal, and there is an administrative form. The administrative form allows for one-time or systematic withdrawals. Eligible withdrawals that are specified as MRDs may only be taken based on the value of the Contract to which this endorsement applies, even where the Code allows for the taking of MRDs for multiple contracts from a single contract. Under the Code, MRDs are calculated and taken on a calendar year basis. But with the 5% for Life GMWB, the GAWA is based on Contract Years, and only MRDs for one calendar year are allowed per Contract Year. However, with the calendar year in which your MRDs are to begin (generally when you reach age 70 1/2), you may take your MRDs for the current and next calendar years during the same Contract Year, as necessary. Because the intervals for the GAWA and MRDs are different, the "for life" guarantee is more susceptible to being invalidated with tax-qualified Contracts if the sum of your total partial withdrawals exceed the greater of the GAWA or MRD in a Contract Year, especially in the first Contract Year of MRDs. So please be sure to consult your tax adviser beforehand. Moreover, withdrawing more than the greater of the GAWA or MRD in any Contract Year could cause the GWB to be reduced by more than the dollar amount of the withdrawal(s) and even reset to the then current Contract Value, likely reducing the GAWA, as applicable, too. Please consult your tax adviser regarding MRDs prior to purchasing a tax-qualified Contract with the 5% for Life GMWB.


         4% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT. BEFORE READING MORE ABOUT THE 4% FOR LIFE GMWB, PLEASE BE SURE TO FAMILIARIZE YOURSELF WITH THE 7% GMWB, AS DISCUSSED IN THE IMMEDIATELY PRECEDING FEW SECTIONS, BECAUSE OF THE SIMILARITIES AND DIFFERENCES BETWEEN THE ENDORSEMENTS. ALSO, THE FOLLOWING DESCRIPTION IS SUPPLEMENTED BY SOME EXAMPLES IN APPENDICES F AND G. For Owners between the ages of 50 and 80 on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 4% for Life GMWB may be available. (For the Owner that is a legal entity, the benefit is based on the Annuitant.) The 4% for Life GMWB permits you to make partial withdrawals prior to the Income Date that, in total, are guaranteed to at least equal the GWB (and because of the "for life" guarantee, your total withdrawals could be more than the GWB), regardless of your Contract Value. For the 4% for Life GMWB, how the GWB and GAWA are determined and the limitations are the same as the 7% GMWB, except that:

               o there is no recalculation of the GAWA if your total partial withdrawals in a Contract Year are less than or equal to the GAWA and your "for life" guarantee is still in effect;

               o    the GAWA is 4% of the GWB;

               o with any subsequent premium payments, the GAWA increases by 4% of the net premium payment, or 4% of the increase in the GWB if the maximum GWB is reached; and


               o    there is a "for life" guarantee.

         "For life" means the longer of: the Owner's life, or with joint Owners, the life of the one dying first; or until total partial withdrawals deplete the GWB. So long as the "for life" guarantee is in effect, you may continue to take partial withdrawals of the GAWA even after the Contract Value falls to zero. Because of the "for life" guarantee, we do not allow an ownership change of a Contract with this endorsement, except for the Owner that is a legal entity. With an Owner that is a legal entity, we will allow ownership to change to another legal entity or to the Annuitant, and the "for life" guarantee will remain in effect. However, even if the "for life" guarantee were to become invalid, we would not allow an ownership change. You will invalidate the "for life" guarantee if your total partial withdrawals in a Contract Year exceed the GAWA. The "for life" guarantee is terminated upon spousal continuation.

         The GWB of the 4% for Life GMWB may be "stepped-up" in the same fashion as the 7% GMWB, subject to the same conditions and requirements, but with the GAWA based on 4% of the GWB or the previous GAWA, if greater.

         With the 4% for Life GMWB, if your Contract Value is reduced to zero as a result of a partial withdrawal, contract charges or poor fund performance, the GAWA will automatically be paid no less frequently than annually, based on your instructions, through the "for life" guarantee, or until the GWB is depleted if the "for life" guarantee is no longer effective. There is no fixed income option, in addition to the Contract's other income options, if you decide to annuitize your Contract. Please consult you tax adviser prior to purchasing a Contract with the 4% for Life GMWB.

         YOU MAY ELECT ONLY ONE GMWB. YOU MAY NOT ELECT BOTH A GMWB AND THE GMIB, AND YOU MAY NOT ADD A GMWB AFTER THE ISSUE DATE TO A CONTRACT WITH THE GMIB.

         SYSTEMATIC WITHDRAWAL PROGRAM. You can arrange to have money automatically sent to you periodically while your Contract is still in the accumulation phase. You may withdraw a specified dollar amount (of at least $50 per withdrawal), a specified percentage or earnings. Your withdrawals may be on a monthly, quarterly, semi-annual or annual basis. There is no charge for the Systematic Withdrawal Program; however, you will have to pay taxes on the money you receive. You may also be subject to a withdrawal charge and an Excess Interest Adjustment.

         SUSPENSION OF WITHDRAWALS OR TRANSFERS. We may be required to suspend or delay withdrawals or transfers to or from an Investment Division when:

               o the New York Stock Exchange is closed (other than customary weekend and holiday closings);

               o under applicable SEC rules, trading on the New York Stock Exchange is restricted;

               o under applicable SEC rules, an emergency exists so that it is not reasonably practicable to dispose of securities in an Investment Division or determine the value of its assets; or

               o the SEC, by order, may permit for the protection of Contract Owners.

         We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account and the Indexed Fixed Option for up to six months or the period permitted by law.

                       INCOME PAYMENTS (THE INCOME PHASE)

         The income phase of your Contract occurs when you begin receiving regular income payments from us. The Income Date is the day those payments begin. Once income payments begin, the Contract cannot be returned to the accumulation phase. You can choose the Income Date and an income option. All of the Contract Value must be annuitized. The income options are described below.

         If you do not choose an income option, we will assume that you selected option 3, which provides a life annuity with 120 months of guaranteed payments.

         You can change the Income Date or income option at any time before the Income Date, but changes of the Income Date may only be to a later date. You must give us written notice at least seven days before the scheduled Income Date. Income payments must begin by your 90th birthday under a non-qualified Contract or the calendar year in which you attain age 70 1/2 under a traditional Individual Retirement Annuity (or such other age as required by law). Distributions under qualified plans and Tax-Sheltered Annuities must begin by the later of the calendar year in which you attain age 70 1/2 or the calendar year in which you retire. Distributions from Roth IRAs are not required prior to your death.

         At the Income Date, you can choose to receive fixed payments or variable payments based on the Investment Divisions. Unless you tell us otherwise, your income payments will be based on the fixed and variable options that were in place on the Income Date.


         You can choose to have income payments made monthly, quarterly, semi-annually or annually. Or you can choose a single lump sum payment. If you have less than $5,000 to apply toward an income option and state law permits, we may provide your payment in a single lump sum. Likewise, if your first income payment would be less than $50 and state law permits, we may set the frequency of payments so that the first payment would be at least $50.


         VARIABLE INCOME PAYMENTS. If you choose to have any portion of your income payments based upon one or more Investment Divisions, the dollar amount of your initial annuity payment will depend primarily upon the following:

               o the amount of your Contract Value you allocate to the Investment Division(s) on the Income Date;

               o the amount of any applicable premium taxes, recapture charges or withdrawal charges and any Excess Interest Adjustment deducted from your Contract Value on the Income Date;

               o    which income option you select; and

               o the investment factors listed in your Contract that translate the amount of your Contract Value (as adjusted for applicable charges, frequency of payment and commencement date) into initial payment amounts that are measured by the number of Annuity Units of the Investment Division(s) you select credited to your Contract.

         The investment factors in your Contract are calculated based upon a variety of factors, including an assumed investment rate of 3% for option 4 or 4.5% for options 1-3 and, if you select an income option with a life contingency, the age and gender of the Annuitant; however, the assumed investment rate is 3% for all options on Contracts issued ON OR AFTER OCTOBER 4, 2004. State variations may apply.

         We calculate the dollar amount of subsequent income payments that you receive based upon the performance of the Investment Divisions you select. If that performance (measured by changes in the value of Annuity Units) exceeds the assumed investment rate, then your income payments will increase; if that performance is less than the assumed investment rate, then your income payments will decrease. Neither expenses actually incurred (other than taxes on investment return), nor mortality actually experienced, will adversely affect the dollar amount of subsequent income payments.

         INCOME OPTIONS. The Annuitant is the person whose life we look to when we make income payments (each description assumes that you are the Owner and Annuitant). The following income options may not be available in all states.

         OPTION 1 - Life Income. This income option provides monthly payments for your life.

         OPTION 2 - Joint and Survivor. This income option provides monthly payments for your life and for the life of another person (usually your spouse) selected by you.

         OPTION 3 - Life Annuity With at Least 120 or 240 Monthly Payments. This income option provides monthly payments for the Annuitant's life, but with payments continuing to the Beneficiary for the remainder of 10 or 20 years (as you select) if the Annuitant dies before the end of the selected period. If the Beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate that will be no more than 1% higher than the rate used to calculate the initial payment.

         OPTION 4 - Income for a Specified Period. This income option provides monthly payments for any number of years from 5 to 30. If the Beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate that will be no more than 1% higher than the rate used to calculate the initial payment.

         ADDITIONAL OPTIONS - We may make other income options available.


         No withdrawals are permitted during the income phase under an income option that is life contingent.


         GUARANTEED MINIMUM INCOME BENEFIT. The optional Guaranteed Minimum Income Benefit ("GMIB") endorsement guarantees a minimum fixed income benefit (under certain life contingent options) after a period of at least 10 Contract Years, subject to specific conditions, regardless of the Allocation Option(s) you select during the accumulation phase. The guarantee is different depending on when you purchased a Contract.

         This benefit is only available if

               o    you elect it prior to your Contract's Issue Date;

               o    the  Annuitant  is not older than age 75 on the Issue  Date;
                    and

               o you exercise it on or within 30 calendar days of your 10th, or any subsequent, Contract Anniversary but in no event later than the 30 calendar day period following the Contract Anniversary immediately following the Annuitant's 85th birthday.

         The GMIB will terminate and will not be payable at the earliest of:

               o the Income Date (if prior to the effective date of the GMIB);

               o the 31st calendar day following the Contract Anniversary immediately after the Annuitant's 85th birthday; o the date you make a total withdrawal from the Contract;

               o upon your death (unless your spouse is your Beneficiary, elects to continue the Contract and is eligible for this benefit); or

               o if the Owner is not a natural person, upon the death of the Annuitant.

         Once elected, the GMIB cannot be terminated in any other way while your Contract is in force.

         You have the option of taking the GMIB instead of the other income options described above. Your monthly income option payments will be calculated by applying the "GMIB Benefit Base" (described below) to the annuity rates in the table of guaranteed purchase rates attached to the GMIB endorsement. The only types of income payments available under the GMIB are life contingent fixed annuity income payments. The fixed annuity payment income options currently available are:

         OPTION 1 - Life Income,

         OPTION 2 - Joint and Survivor,

         OPTION 3 - Life Annuity with 120 Monthly Periods Guaranteed, and

         OPTION 4 - Joint and Survivor Life Annuity with 120 Monthly Periods Guaranteed.


         No other income options will be available, and no partial annuitizations will be allowed.


         After the 10th Contract Anniversary or any subsequent Contract Anniversary, the Contract Owner must exercise this option prior to the Income Date. The GMIB may not be appropriate for Owners who will be subject to any minimum distribution requirements under an IRA or other qualified plan prior to the expiration of 10 Contract Years. Please consult a tax advisor on this and other matters of selecting income options.

         The GMIB only applies to the determination of income payments under the income options specified above. It is not a guarantee of Contract Value or performance. This benefit does not enhance the amounts paid in any withdrawals or death benefits. You will not receive any benefit under this endorsement if you make a total withdrawal of your Contract Value.

         Both the amount of the GMIB and the quarterly charge for the GMIB (described above in the Charges section) are based upon an amount called the "GMIB BENEFIT BASE." The GMIB Benefit Base is the GREATER OF
         (A) OR (B), WHERE:

         (A) IS THE ROLL-UP COMPONENT WHICH IS EQUAL TO:

               o all premiums you have paid (net of any applicable premium taxes); PLUS

               o any Contract Enhancements credited on or before the business day the GMIB Benefit Base is being calculated; MINUS

               o    an  adjustment   (described   below)  for  any   withdrawals
                    (including  any  applicable   charges  and  Excess  Interest
                    Adjustments to those withdrawals);

         compounded at an annual interest rate of 5% from the Issue Date until the earlier of the Annuitant's 80th birthday or the exercise date of the GMIB.

         For Contracts issued BEFORE MAY 2, 2005, with the Roll-Up Component, any taxes incurred and the following charges are also subtracted from your premiums and Contract Enhancements: annual contract maintenance charges; transfer charges; and any applicable non-asset based Contract charges due (other than the GMIB charge) under any optional endorsement. All adjustments for Premiums and Contract Enhancements are made on the date of the Premium payment. All withdrawal adjustments are made at the end of the Contract Year and on the exercise date of the GMIB. For total withdrawals up to 5% of the Roll-Up Component as of the previous Contract Anniversary, the withdrawal adjustment is the dollar amount of the withdrawal (including any applicable charges and adjustments to such withdrawal). After processing any applicable dollar for dollar portion of the withdrawal, the withdrawal adjustment for total withdrawals in a Contract Year in excess of 5% of the Roll-Up Component as of the previous Contract Anniversary is the Roll-Up Component immediately prior to the withdrawal multiplied by the percentage reduction in the Contract Value attributable to the withdrawal (including any applicable charges and adjustments to such withdrawal). In calculating the withdrawal adjustment, the Issue Date is considered a Contract Anniversary. Generally, the larger the withdrawal, the greater the impact on the GMIB Benefit Base. Please note also that when the Contract Value is greater than the Roll-Up Component, dollar for dollar withdrawals would result in a larger withdrawal adjustment than would proportional withdrawals. However, all withdrawals will be processed as described above, regardless of the level of the Contract Value.


         For example, the calculations for a Contract issued with an initial Premium payment of $10,000, the Guaranteed Minimum Income Benefit, and a 4% Contract Enhancement would be as follows. Assume the Owner takes a gross withdrawal during the Contract Year of $400, which is less than 5% of the Roll-Up Component as of the previous Contract Anniversary and therefore treated as a dollar-for-dollar withdrawal at the end of the Contract Year. The Roll-Up Component of the GMIB Benefit Base at the end of the year will be equal to the Premium and Contract Enhancement accumulated at 5% to the end of the year; less the withdrawal adjustment of $400 made at the end of the year. The resulting Roll-Up Component is equal to ($10,000 + $400) x 1.05 - $400 = $10,520. (If your Contract was issued BEFORE MAY 2, 2005, then annual contract maintenance charges are also subtracted, and the resulting Roll-Up Component is equal to ($10,000 + $400) x 1.05 - $35 - $400 = $10,485.)
         These examples do not take into account taxes.

         For Contracts issued BEFORE MAY 2, 2004, withdrawal adjustments are made at the time of the withdrawal and reduce the Roll-Up Component of the Benefit Base in the same proportion as the reduction in Contract Value.


         AND (B) IS THE GREATEST CONTRACT VALUE COMPONENT AND IS EQUAL TO:

               o the greatest Contract Value on any Contract Anniversary prior to the Annuitant's 81st birthday; MINUS

               o an adjustment (described below) for any withdrawals after that Contract Anniversary (including any applicable charges and Excess Interest Adjustments for those withdrawals); PLUS

               o any premiums paid (net of any applicable premium taxes) after that Contract Anniversary; MINUS

               o any annual contract maintenance charge, transfer charge, and any applicable non-asset based charges due under any optional endorsement deducted after that Contract Anniversary; and MINUS

               o    any taxes deducted after that Contract Anniversary.

         All of the applicable listed events and their adjustments are made on the date of the transaction. The withdrawal adjustment is the Greatest Contract Anniversary Value Component immediately prior to the withdrawal multiplied by the percentage reduction in the Contract Value attributable to the withdrawal (including any applicable charges and adjustments for such withdrawals).

         Neither component of the GMIB Benefit Base will ever exceed:

               o 200% of premiums paid (net of any applicable premium taxes and excluding premiums paid in the 12 months prior to the date the GMIB is exercised); MINUS

               o any withdrawals (including related charges and adjustments) deducted since the issuance of the Contract.


         For Contracts issued BEFORE MAY 2, 2005, with both components of the GMIB Benefit Base, any taxes incurred and the following charges are also subtracted from your premiums: annual contract maintenance charges; transfer charges; and any non-asset based Contract charges due under any optional endorsement. The applicability of this limitation will be determined after the calculation of each component of the GMIB Benefit Base.

         If you are the Annuitant under your Contract and your spouse continues the Contract after your death, your spouse will become the Annuitant and will continue to be eligible for the GMIB as long as he or she would have been eligible as an Annuitant when your Contract was issued and is age 84 or younger. If your spouse does not satisfy those criteria, then the GMIB will terminate and the charge for the GMIB discontinued. Similarly, if an Owner who is a natural person is not the Annuitant and the Annuitant dies, you (the Owner) may select a new Annuitant (who must be a person eligible to be an Annuitant on the Issue Date and is age 84 or younger). If the new Annuitant in that situation does not satisfy those criteria then the GMIB will terminate and the GMIB charge discontinued. In the event of joint Annuitants, the age of the youngest Annuitant will be used for all these determinations.


         Among other requirements applicable to Contracts issued to entities/Owners, the use of multiple Contracts by related entities to avoid maximum premium limits is not permitted. Selection of the GMIB, with multiple Contracts or otherwise, is subject to our administrative rules designed to assure its appropriate use. We may update these rules as necessary.


         YOU MAY NOT ELECT BOTH THE GMIB AND A GMWB, AND YOU MAY NOT ELECT TO ADD A GMWB AFTER THE ISSUE DATE TO A CONTRACT WITH THE GMIB.

                                  DEATH BENEFIT

         The Contract has a death benefit, namely the basic death benefit, which is payable during the accumulation phase. Instead you may choose an optional death benefit for an additional charge, availability of which may vary by state. For more information about the availability of an optional death benefit in your state, please see the application, check with the registered representative helping you to purchase the Contract or contact us at our Annuity Service Center. Our contact information is on the first page of this prospectus. The optional death benefits are only available upon application, and once chosen, cannot be canceled.


         The death benefit paid to your Beneficiary upon your death is calculated as of the date we receive all required documentation in Good Order which includes, but is not limited to, proof of death and a completed claim form from the Beneficiary of record (if there are multiple beneficiaries, we will calculate the death benefit when we receive this documentation from the first Beneficiary). Payment will include any required interest from the date of death. The death benefit paid will be the basic death benefit unless you have selected the Earnings Protection Benefit and/or one of the other death benefit endorsements. If you have a guaranteed minimum death benefit, the amount by which the guaranteed minimum death benefit exceeds the account value will be put into your account as of the date we receive all required documentation from the Beneficiary of record and will be allocated among the Investment Divisions and Fixed Account according to the current allocation instructions on file for your account as of that date. Each Beneficiary will receive their portion of the remaining value, subject to market fluctuations, when their option election form is received at our Annuity Service Center in Lansing, Michigan.


         BASIC DEATH BENEFIT. If you die before moving to the income phase, the person you have chosen as your Beneficiary will receive a death benefit. If you have a joint Owner, the death benefit will be paid when the first joint Owner dies. The surviving joint Owner will be treated as the Beneficiary. Any other Beneficiary designated will be treated as a contingent Beneficiary. Only a spousal Beneficiary has the right to continue the Contract in force upon your death.

         The death benefit equals the greater of:

               o your Contract Value on the date we receive all required documentation from your Beneficiary; or

               o the total premiums you have paid since your Contract was issued REDUCED FOR prior withdrawals (including any applicable charges and adjustments), in the same proportion that the Contract Value was reduced on the date of the withdrawal. For Contracts issued BEFORE OCTOBER 4, 2004, the withdrawal adjustment is equal to the dollar amount of the withdrawal, and this component of the death benefit would be further reduced by any annual contract maintenance charges, transfer charges, any applicable charges due under any optional endorsement and premium taxes.

         EARNINGS PROTECTION BENEFIT. The Earnings Protection Benefit is an optional benefit that may increase the amount of the death benefit payable at your death. If you are 75 years of age or younger when your Contract is issued, you may elect the Earnings Protection Benefit when the Contract is issued.

         If you are under the age of 70 when your Contract is issued and you elect the Earnings Protection Benefit then the amount that will be added to the death benefit that is otherwise payable is 40% of the earnings in your Contract, subject to the limit described below.

         If you are between the ages of 70 and 75 when your Contract is issued and you elect the Earnings Protection Benefit, the amount that will be added to the death benefit that is otherwise payable is 25% of the earnings in your Contract, subject to the limit described below.

         For purposes of this benefit, we define earnings as the amount by which the sum of your Contract Value, including any Contract Enhancement, exceeds the remaining premiums (premiums not previously withdrawn). For purposes of this calculation, your Indexed Fixed Option value will be the amount allocated to the Indexed Fixed Option accumulated at 3% annually and adjusted for any amounts cancelled or withdrawn for charges, deductions, withdrawals or any taxes due. If the earnings amount is negative, I.E., the total remaining premiums are greater than your Contract Value, no Earnings Protection Benefit will be paid. In determining the maximum amount of earnings on which we will calculate your Earnings Protection Benefit, earnings shall never exceed 250% of the remaining premiums, excluding remaining premiums paid in the 12 months prior to the date of your death (other than your initial premium if you die in the first Contract Year).

         As described below, if your spouse exercises the Special Spousal Continuation Option upon your death, the Earnings Protection Benefit will be paid upon your death and your spouse may then discontinue the Earnings Protection Benefit. If your spouse fails to make such an election, the Earnings Protection Benefit will remain in force and upon your spouse's death we will pay an Earnings Protection Benefit if the Contract has accrued additional earnings since your death. In calculating that benefit, we will not take into consideration earnings accrued on or prior to the Continuation Date (as defined in "Special Spousal Continuation Option" below). In addition, the maximum earnings on which we calculate the Earnings Protection Benefit is 250% of the Contract Value after application of the Continuation Adjustment plus remaining premiums paid on or after the Continuation Date (excluding remaining premiums paid within 12 months of your spouse's death).

         You must elect the Earnings Protection Benefit when you apply for your Contract. Once elected, the benefit may not be terminated. However, if the Contract is continued under the Special Spousal Continuation Option, your spouse may then elect to discontinue the Earnings Protection Benefit.

         No Earnings Protection Benefit (other than a "Continuation Adjustment" described below in "Special Spousal Continuation") will be paid:

               o if your Contract is in the income phase at the time of your death;

               o    if there are no earnings in your Contract; or

               o if your spouse exercises the Special Spousal Continuation Option (described below) and either

                    o    is age 76 or older at the Continuation Date or

                    o    elects to discontinue the Earnings Protection Benefit.

         The Earnings Protection Benefit may not be available in your state. See your financial advisor for information regarding the availability of the Earnings Protection Benefit.

         OPTIONAL DEATH BENEFITS. Several optional death benefits are available, in lieu of or in addition to any Earnings Protection Benefit, which are designed to protect your Contract Value from potentially poor investment performance, particularly with respect to the Investment Division, and the impact that poor investment performance could have on the amount of the basic death benefit. Because there is an additional annual charge for each of these optional death benefits, and because you cannot change your selection, please be sure that you have read about and understand the Contract's basic death benefit before selecting an optional death benefit. Optional death benefits are available if you are 79 years of age or younger on the Contract's Issue Date. However, the older you are when your Contract is issued, the less advantageous it would be for you to select an optional death benefit. These optional death benefits are subject to our administrative rules to assure appropriate use, which administrative rules may be changed, as necessary.

         DEPENDING ON WHEN YOU APPLIED FOR THE CONTRACT, THE AVAILABILITY OF AN OPTIONAL DEATH BENEFIT MAY HAVE BEEN DIFFERENT; HOW AN OPTIONAL DEATH BENEFIT IS CALCULATED VARIES; AND WE MAY HAVE REFERRED TO AN OPTIONAL DEATH BENEFIT BY A DIFFERENT NAME - ALL AS NOTED BELOW.

         For purposes of these optional death benefits, "Net Premiums" are defined as your premium payments net of premium taxes, reduced by any withdrawals (including applicable charges and deductions) at the time of the withdrawal in the same proportion that the Contract Value was reduced on the date of the withdrawal. Accordingly, if a withdrawal were to reduce the Contract Value by 50%, for example, Net Premiums would also be reduced by 50%. Similarly, with the "Highest Anniversary Value" component, the adjustment to your Contract Value for applicable charges will have occurred proportionally at the time of the deductions. For Contracts issued BEFORE OCTOBER 4, 2004, your premium payments are further reduced by the annual contract maintenance charges, transfer charges, the charges for any optional benefit endorsements, and taxes. Also for Contracts issued BEFORE OCTOBER 4, 2004, the withdrawal adjustment is instead equal to the dollar amount of your withdrawals.

         FOLLOWING ARE THE CALCULATIONS FOR THE OPTIONAL DEATH BENEFITS ON AND AFTER MAY 2, 2005. For purposes of these calculations, with the "Roll-up" component, interest will compound (accumulate) until the Contract Anniversary immediately preceding your 81st birthday.

                  5% ROLL-UP DEATH BENEFIT, changes your basic death benefit to the greatest of:
                           (a) your Contract Value as of the end of the business
                               day on which we receive all required
                               documentation from your Beneficiary; or
                           (b) total Net Premiums since your Contract was
                               issued, compounded at 5% per annum until the Contract Anniversary immediately preceding your 81st birthday; or
                           (c) your Contract Value at the end of your seventh
                               Contract Year or as of the Contract Anniversary immediately preceding your 81st birthday, whichever is earlier, PLUS your total Net Premiums since then, compounded at 5% per annum until the Contract Anniversary immediately preceding your 81st birthday.

                  However, the interest rate is 4% per annum if you are 70 years old or older on the Contract's Issue Date.

                  4% ROLL-UP DEATH BENEFIT, changes your basic death benefit to the greatest of:
                           (a) your Contract Value as of the end of the business
                               day on which we receive all required
                               documentation from your Beneficiary; or
                           (b) total Net Premiums since your Contract was
                               issued, compounded at 4% per annum until the Contract Anniversary immediately preceding your 81st birthday; or
                           (c) your Contract Value at the end of your seventh
                               Contract Year or as of the Contract Anniversary immediately preceding your 81st birthday, whichever is earlier, PLUS your total Net Premiums since then, compounded at 4% per annum until the Contract Anniversary immediately preceding your 81st birthday.

                  However, the interest rate is 3% per annum if you are 70 years old or older on the Contract's Issue Date. Also, the interest rate is 3% per annum in some states, and accordingly, the interest rate is 2% per annum if you are 70 years old or older on the Contract's Issue Date, having purchased this optional death benefit in such state.

                  HIGHEST ANNIVERSARY VALUE DEATH BENEFIT, changes your basic death benefit to the greatest of:
                           (a) your Contract Value as of the end of the business
                               day on which we receive all required
                               documentation from your Beneficiary; or
                           (b) total Net Premiums since your Contract was
                               issued; or
                           (c) your greatest Contract Value on any Contract
                               Anniversary prior to your 81st birthday, MINUS any withdrawals (including any applicable withdrawal charges and adjustments), the Annual Contract Maintenance Charges, transfer charges, any applicable charges due under any optional endorsement and taxes subsequent to that Contract Anniversary, PLUS any premiums paid (net of any applicable premium taxes) subsequent to that Contract Anniversary.

                  COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT, changes your basic death benefit to the greatest of:
                           (a) your Contract Value as of the end of the business
                               day on which we receive all required
                               documentation from your Beneficiary; or
                           (b) total Net Premiums since your Contract was
                               issued, compounded at 5% per annum until the Contract Anniversary immediately preceding your 81st birthday; or
                           (c) your Contract Value at the end of your seventh
                               Contract Year or as of the Contract Anniversary immediately preceding your 81st birthday, whichever is earlier, PLUS your total Net Premiums since then, compounded at 5% per annum until the Contract Anniversary immediately preceding your 81st birthday; or
                           (d) your greatest Contract Value on any Contract
                               Anniversary prior to your 81st birthday, MINUS any withdrawals (including any applicable withdrawal charges and adjustments), the Annual Contract Maintenance Charges, transfer charges, any applicable charges due under any optional endorsement and taxes subsequent to that Contract Anniversary, PLUS any premiums paid (net of any applicable premium taxes), subsequent to that Contract Anniversary.

                  However, the interest rate is 4% if you are 70 years old or older on the Contract's Issue Date.

                  COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT, changes your basic death benefit to the greatest of:
                           (a) your Contract Value as of the business day on
                               which we receive all required documentation from your Beneficiary; or
                           (b) total Net Premiums since your Contract was
                               issued, compounded at 4% per annum until the Contract Anniversary immediately preceding your 81st birthday; or
                           (c) your Contract Value at the end of your seventh
                               Contract Year or as of the Contract Anniversary immediately preceding your 81st birthday, whichever is earlier, PLUS your total Net Premiums since then, compounded at 4% per annum until the Contract Anniversary immediately preceding your 81st birthday; or
                           (d) your greatest Contract Value on any Contract
                               Anniversary prior to your 81st birthday, MINUS any withdrawals (including any applicable withdrawal charges and adjustments), the Annual Contract Maintenance Charges, transfer charges, any applicable charges due under any optional endorsement and taxes subsequent to that Contract Anniversary, PLUS any premiums paid (net of any applicable premium taxes) subsequent to that Contract Anniversary.

                  However, the interest rate is 3% per annum if you are 70 years old or older on the Contract's Issue Date. Also, the interest rate is 3% per annum in some states, and accordingly, the interest rate is 2% per annum if you are 70 years old or older on the Contract's Issue Date, having purchased this optional death benefit in such state.


         FOLLOWING ARE THE CALCULATIONS FOR THE OPTIONAL DEATH BENEFITS BEFORE MAY 2, 2005. For purposes of these calculations, amounts in (c) and (d) of the roll-up and combination death benefits are limited to 250% of your total Net Premiums; however, this limitation does not include the amount payable with the Earnings Protection Benefit. For more information, please see "Earnings Protection Benefit" beginning on page
         62. We will not permit you to use multiple Contracts to try to circumvent this limitation.


                  5% ROLL-UP DEATH BENEFIT (5% COMPOUNDED DEATH BENEFIT), changes your basic death benefit to the greatest of:
                           (a) your Contract Value as of the end of the business
                               day on which we receive all required
                               documentation from your Beneficiary; or
                           (b) total Net Premiums since your Contract was
                               issued; or
                           (c) total Net Premiums since your Contract was
                               issued, compounded at 5% per annum; or your
(d) Contract Value at the end of your seventh Contract year, PLUS your total Net Premiums since your seventh Contract year, compounded at 5% per annum.

                           However, the interest rate is 4% per annum if you are 70 years old or older on the Contract's Issue Date.

                  4% ROLL-UP DEATH BENEFIT, changes your basic death benefit to the greatest of:
                           (a) your Contract Value as of the end of the business
                               day on which we receive all required
                               documentation from your Beneficiary; or
                           (b) total Net Premiums since your Contract was
                               issued; or
                           (c) total Net Premiums since your Contract was
                               issued, compounded at 4% per annum; or
                           (d) your Contract Value at the end of your seventh
                               Contract Year, PLUS your total Net Premiums since your seventh Contract Year, compounded at 4% per annum.

                           However, the interest rate is 3% per annum if you are 70 years old or older on the Contract's Issue Date. Also the interest rate is 3% per annum in some states, and accordingly, the interest rate is 2% per annum if you are 70 years or older on the Contract's Issue Date, having purchased this optional death benefit in such state.

                  HIGHEST ANNIVERSARY VALUE DEATH BENEFIT (MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT), changes your basic death benefit to the greatest of:
                           (a) your Contract Value as of the end of the business
                               day on which we receive all required
                               documentation from your Beneficiary; or
                           (b) total Net Premiums since your Contract was
                               issued; or
                           (c) your greatest Contract Value on any Contract
                               Anniversary prior to your 81st birthday, MINUS any withdrawals (including any applicable withdrawal charges and adjustments), annual contract maintenance charges, transfer charges, any applicable charges due under any optional endorsement and taxes subsequent to that Contract Anniversary, PLUS any premiums paid (net of any applicable premium taxes) subsequent to that Contract Anniversary.

                  COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT (COMBINATION DEATH BENEFIT), changes your basic death benefit to the greatest of:
                           (a) your Contract Value as of the end of the business
                               day on which we receive all required
                               documentation from your Beneficiary; or
                           (b) total Net Premiums since your Contract was
                               issued; or
                           (c) total Net Premiums since your Contractwas issued,
                               compounded at 5% per annum; or
                           (d) your Contract Value at the end of your seventh
                               Contract year, PLUS your total Net Premiums since your seventh Contract year, compounded at 5% per annum; or
                           (e) your greatest Contract Value on any Contract
                               Anniversary prior to your 81st birthday, MINUS any withdrawals (including any applicable withdrawal charges and adjustments), annual contract maintenance charges, transfer charges, any applicable charges due under any optional endorsement and taxes subsequent to that Contract Anniversary, PLUS any premiums paid
                               (net of any applicable premium taxes)
                               subsequent to that Contract Anniversary).

                           However, the interest rate is 4% if you are 70 years old or older on the Contract's Issue Date.

                  COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT, changes your basic death benefit to the greatest of:
                           (a) your Contract Value as of the end of the business
                               day on which we receive all required
                               documentation from your Beneficiary; or
                           (b) total Net Premiums since your Contract was
                               issued; or
                           (c) total Net Premiums since your Contract was
                               issued, compounded at 4% per annum; or
                           (d) your Contract Value at the end of your seventh
                               Contract Year, PLUS your total Net Premiums since your seventh Contract Year, compounded at 4% per annum; or
                           (e) your greatest Contract Value on any Contract
                               Anniversary prior to your 81st birthday, MINUS any withdrawals (including any applicable withdrawal charges and adjustments), annual contract maintenance charges, transfer charges, any applicable charges due under any optional endorsement and taxes subsequent to that Contract Anniversary, PLUS any premiums paid
                               (net of any applicable premium taxes)subsequent to that Contract Anniversary.

         However, the interest rate is 3% per annum if you are 70 years old or older on the Contract's Issue Date. Also the interest rate is 3% per annum in some states, and accordingly, the interest rate is 2% per annum if you are 70 years or older on the Contract's Issue Date, having purchased this optional death benefit in such state.

         PAYOUT OPTIONS. The basic death benefit and the optional death benefits, can be paid under one of the following payout options:

               o    single lump sum payment; or

               o payment of entire death benefit within 5 years of the date of death; or

               o payment of the entire death benefit under an income option over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy; or payment of a portion of the death benefit under an income option over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy, with the balance of the death benefit payable to the Beneficiary. Any portion of the death benefit not applied under an income option within one year of the Owner's death, however, must be paid within five years of the date of the Owner's death.

         Under these payout options, the Beneficiary may also elect to receive additional lump sums at any time. The receipt of any additional lump sums will reduce the future income payments to the Beneficiary.


         Unless the Beneficiary chooses to receive the entire death benefit in a single sum, the Beneficiary must elect a payout option within the 60-day period beginning with the date we receive proof of death and payments must begin within one year of the date of death. If the Beneficiary chooses to receive some or all of the death benefit in a single sum and all the necessary requirements are met, we will pay the death benefit within seven days. If your Beneficiary is your spouse, he/she may elect to continue the Contract, at the current Contract Value, in his/her own name. For more information, please see "Special Spousal Continuation Option" beginning on page 69.


         PRE-SELECTED PAYOUT OPTIONS. As Owner, you may also make a predetermined selection of the death benefit payout option if your death occurs before the Income Date. However, at the time of your death, we may modify the death benefit option if the death benefit you selected exceeds the life expectancy of the Beneficiary. If this Pre-selected Death Benefit Option Election is in force at the time of your death, the payment of the death benefit may not be postponed, nor can the Contract be continued under any other provisions of this Contract. This restriction applies even if the Beneficiary is your spouse, unless such restriction is prohibited by the Internal Revenue Code. If the Beneficiary does not submit the required documentation for the death benefit to us within one year of your death, however, the death benefit must be paid, in a single lump sum, within five years of your death. The Pre-selected Death Benefit Option may not be available in your state.

         SPECIAL SPOUSAL CONTINUATION OPTION. If your spouse is the Beneficiary and elects to continue the Contract in his or her own name after your death, pursuant to the Special Spousal Continuation Option, no death benefit will be paid at that time. Moreover, if the Contract has the Earnings Protection Benefit and/or another optional death benefit (instead of the basic death benefit), we will contribute to the Contract a Continuation Adjustment, which is the amount by which the death benefit that would have been payable exceeds the Contract Value. We calculate this amount using the Contract Value and death benefit as of the date we receive completed forms and due proof of death from the Beneficiary of record and the spousal Beneficiary's written request to continue the Contract (the "Continuation Date"). We will add this amount to the Contract based on the current allocation instructions at the time of your death, subject to any minimum allocation restrictions, unless we receive other allocation instructions from your spouse. The Special Spousal Continuation Option may not be available in your state. See your financial advisor for information regarding the availability of the Special Spousal Continuation Option.

         If you have Contract Values allocated to the Indexed Fixed Option on the Continuation Date, we will transfer your Indexed Fixed Option value to the one-year Fixed Account option. Once the transfer is completed, the Fixed Account may be subject to restrictions. Your spouse may then transfer this amount to any available Investment Division or Fixed Account options, but your spouse may not transfer this amount back into the Indexed Fixed Option. If your spouse subsequently withdraws any of the amount transferred, we may charge a withdrawal charge on any portion of the amount withdrawn attributable to premiums. We will base the withdrawal charge on the number of years since the premium originally was allocated to the Indexed Fixed Option. Contract Value may remain in the Indexed Fixed Option if your spouse continues the Contract other than under the Special Spousal Continuation Option. This means spousal continuation of the Contract does not include a Continuation Adjustment.

         If your spouse continues the Contract in his/her own name under the Special Spousal Continuation Option, the new Contract Value will be considered the initial premium for purposes of determining any future death benefit including any Earnings Protection Benefit under the Contract. The age of the surviving spouse at the time of the continuation of the Contract will be used to determine all benefits under the Contract prospectively, so the death benefit may be at a different level.


         If your spouse elects to continue the Contract, your spouse, as new Owner, cannot terminate most of the optional benefits you elected. However, your spouse may then terminate the Earnings Protection Benefit and no further Earnings Protection Benefit charges will be deducted and no Earnings Protection Benefit will be paid upon your spouse's death. The GMIB will terminate upon your death (and no further GMIB charges will be deducted), unless your spouse is eligible for the benefit and elects to continue it with the Contract. For more information, please see "Guaranteed Minimum Income Benefit" beginning on page 58. Similarly, a GMWB will also terminate upon your death (and no further GMWB charges will be deducted), unless your spouse is eligible for the benefit and elects to continue it with the Contract. For more information, please see "7% Guaranteed Minimum Withdrawal Benefit" beginning on page 50. Because the "for life" guarantee would no longer be in effect with the 5% or 4% for Life GMWB, however, the benefit would allow the spouse to take partial withdrawals until the GWB is depleted. The Contract, and its optional benefits, remains the same, except as described above. There is no charge for the Spousal Continuation Option; however, your spouse will also be subject to the same fees, charges and expenses under the Contract as you were.


         UNLESS YOUR SPOUSE DISCONTINUES THE EARNINGS PROTECTION BENEFIT ON THE CONTINUATION DATE, CHARGES FOR THE BENEFIT WILL BE DEDUCTED EVEN THOUGH NO EARNINGS PROTECTION BENEFIT WILL APPLY IF YOUR SPOUSE IS 76 OR OLDER WHEN THE CONTRACT IS CONTINUED.

         The Special Spousal Continuation Option is available to elect one time on the Contract. However, if you have elected the Pre-Selected Death Benefit Option the Contract cannot be continued under the Special Spousal Continuation Option, unless preventing continuation would be prohibited by the Internal Revenue Code. The Pre-Selected Death Benefit Option may not be available in your state.

         DEATH OF OWNER ON OR AFTER THE INCOME DATE. If you or a joint Owner dies, and is not the Annuitant, on or after the Income Date, any remaining payments under the income option elected will continue at least as rapidly as under the method of distribution in effect at the date of death. If you die, the Beneficiary becomes the Owner. If the joint Owner dies, the surviving joint Owner, if any, will be the designated Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. A contingent Beneficiary is entitled to receive payment only after the Beneficiary dies.

         DEATH OF ANNUITANT. If the Annuitant is not an Owner or joint Owner and dies before the Income Date, you can name a new Annuitant. If you do not name a new Annuitant within 30 days of the death of the Annuitant, you will become the Annuitant. However, if the Owner is a non-natural person (for example, a corporation), then the death of the Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.

         If the Annuitant dies on or after the Income Date, any remaining guaranteed payment will be paid to the Beneficiary as provided for in the income option selected. Any remaining guaranteed payment will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.

                                      TAXES

         THE FOLLOWING IS ONLY GENERAL INFORMATION AND IS NOT INTENDED AS TAX ADVICE TO ANY INDIVIDUAL. ADDITIONAL TAX INFORMATION IS INCLUDED IN THE SAI. YOU SHOULD CONSULT YOUR OWN TAX ADVISER AS TO HOW THESE GENERAL RULES WILL APPLY TO YOU IF YOU PURCHASE A CONTRACT.


         TAX-QUALIFIED AND NON-QUALIFIED CONTRACTS. If you purchase your Contract as a part of a tax-qualified plan such as an Individual Retirement Annuity (IRA), Tax-Sheltered Annuity (sometimes referred to as a 403(b) Contract), or pension or profit-sharing plan (including a 401(k) Plan or H.R. 10 Plan) your Contract will be what is referred to as a tax-qualified Contract. Tax deferral under a tax-qualified contract arises under the specific provisions of the Internal Revenue Code (Code) governing the tax-qualified plan, so a tax-qualified contract should be purchased only for the features and benefits other than tax deferral that are available under a tax-qualified contract, and not for the purpose of obtaining tax deferral. You should consult your own adviser regarding these features and benefits of the Contract prior to purchasing a tax-qualified Contract.


         If you do not purchase your Contract as a part of any tax-qualified pension plan, specially sponsored program or an individual retirement annuity, your Contract will be what is referred to as a non-qualified Contract.

         The amount of your tax liability on the earnings under and the amounts received from either a tax-qualified or a non-qualified Contract will vary depending on the specific tax rules applicable to your Contract and your particular circumstances.

         NON-QUALIFIED CONTRACTS - GENERAL TAXATION. Increases in the value of a non-qualified Contract attributable to undistributed earnings are generally not taxable to the Contract Owner or the Annuitant until a distribution (either a withdrawal or an income payment) is made from the Contract. This tax deferral is generally not available under a non-qualified Contract owned by a non-natural person (e.g., a corporation or certain other entities other than a trust holding the Contract as an agent for a natural person). Loans based on a non-qualified Contract are treated as distributions.

         NON-QUALIFIED CONTRACTS - AGGREGATION OF CONTRACTS. For purposes of determining the taxability of a distribution, the Code provides that all non-qualified contracts issued by us (or an affiliate) to you during any calendar year must be treated as one annuity contract. Additional rules may be promulgated under this Code provision to prevent avoidance of its effect through the ownership of serial contracts or otherwise.

         NON-QUALIFIED CONTRACTS - WITHDRAWALS AND INCOME PAYMENTS. Any withdrawal from a non-qualified Contract is taxable as ordinary income to the extent it does not exceed the accumulated earnings under the Contract. A part of each income payment under a non-qualified Contract is generally treated as a non-taxable return of premium. The balance of each income payment is taxable as ordinary income. The amounts of the taxable and non-taxable portions of each income payment are determined based on the amount of the investment in the Contract and the length of the period over which income payments are to be made. Income payments received after all of your investment in the Contract is recovered are fully taxable as ordinary income. Additional information is provided in the SAI.

         The Code also imposes a 10% penalty on certain taxable amounts received under a non-qualified Contract. This penalty tax will not apply to any amounts:

               o    paid on or after the date you reach age 59 1/2;

               o    paid to your Beneficiary after you die;

               o paid if you become totally disabled (as that term is defined in the Code);

               o paid in a series of substantially equal periodic payments made annually (or more frequently) for your life (or life expectancy) or for a period not exceeding the joint lives (or joint life expectancies) of you and your Beneficiary;

               o    paid under an immediate annuity; or

               o    which come from premiums made prior to August 14, 1982.

         NON-QUALIFIED CONTRACTS - REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any nonqualified contract issued after January 18, 1985 to provide that (a) if an owner dies on or after the annuity starting date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and (b) if an owner dies prior to the annuity starting date, the entire interest in the contract must be distributed within five years after the date of the owner's death.

         The requirements of (b) above can be considered satisfied if any portion of the Owner's interest which is payable to or for the benefit of a "designated beneficiary" is distributed over the life of such beneficiary or over a period not extending beyond the life expectancy of that beneficiary and such distributions begin within one year of that Owner's death. The Owner's "designated beneficiary," who must be a natural person, is the person designated by such Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the Owner's "designated beneficiary" is the surviving spouse of the Owner, the contract may be continued with the surviving spouse as the new Owner.

         TAX-QUALIFIED CONTRACTS - WITHDRAWALS AND INCOME PAYMENTS. The Code imposes limits on loans, withdrawals, and income payments under tax-qualified Contracts. The Code also imposes minimum distribution requirements for tax-qualified Contracts and a 10% penalty on certain taxable amounts received prematurely under a tax-qualified Contract. These limits, required minimum distributions, tax penalties and the tax computation rules are summarized in the SAI. Any withdrawals under a tax-qualified Contract will be taxable except to the extent they are allocable to an investment in the Contract (any after-tax contributions). In most cases, there will be little or no investment in the Contract for a tax-qualified Contract because contributions will have been made on a pre-tax or tax-deductible basis.

         WITHDRAWALS - TAX-SHELTERED ANNUITIES. The Code limits the withdrawal of amounts attributable to purchase payments made under a salary reduction agreement from Tax-Sheltered Annuities. Withdrawals can only be made when an Owner:

               o    reaches age 59 1/2;

               o    leaves his/her job;

               o    dies;

               o    becomes disabled (as that term is defined in the Code); or

               o experiences hardship. However, in the case of hardship, the Owner can only withdraw the premium and not any earnings.

         WITHDRAWALS - ROTH IRAS. Subject to certain limitations, individuals may also purchase a type of non-deductible IRA annuity known as a Roth IRA annuity. Qualified distributions from Roth IRA annuities are entirely federal income tax free. A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on account of the individual's death or disability, or as a qualified first-time home purchase, subject to $10,000 lifetime maximum, for the individual, or for a spouse, child, grandchild or ancestor.

         CONSTRUCTIVE WITHDRAWALS - INVESTMENT ADVISER FEES. Withdrawals from non-qualified Contracts for the payment of investment adviser fees will be considered taxable distributions from the Contract. In a series of Private Letter Rulings, however, the Internal Revenue Service has held that the payment of investment adviser fees from a tax-qualified Contract need not be considered a distribution for income tax purposes. Under the facts in these Rulings:

               o there was a written agreement providing for payments of the fees solely from the annuity Contract,

               o    the Contract Owner had no liability for the fees, and

               o the fees were paid solely from the annuity Contract to the adviser.

         EXTENSION OF LATEST INCOME DATE. If you do not annuitize your Contract on or before the latest Income Date, it is possible that the IRS could challenge the status of your Contract as an annuity Contract for tax purposes. The result of such a challenge could be that you would be viewed as either constructively receiving the increase in the Contract Value each year from the inception of the Contract or the entire increase in the Contract Value would be taxable in the year you attain age 90. In either situation, you could realize taxable income even if the Contract proceeds are not distributed to you at that time. Accordingly, before purchasing a Contract, you should consult your tax advisor with respect to these issues.

         DEATH BENEFITS. None of the death benefits paid under the Contract to the Beneficiary will be tax-exempt life insurance benefits. The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

         IRS APPROVAL. The Contract and all death benefit riders attached thereto have been approved by the IRS for use as an Individual Retirement Annuity prototype.

         ASSIGNMENT. An assignment of your Contract will generally be a taxable event. Assignments of a tax-qualified Contract may also be limited by the Code and the Employee Retirement Income Security Act of 1974, as amended. These limits are summarized in the SAI. You should consult your tax adviser prior to making any assignment of your Contract.

         DIVERSIFICATION. The Code provides that the underlying investments for a non-qualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity Contract. We believe that the underlying investments are being managed so as to comply with these requirements.

         OWNER CONTROL. In a Revenue Ruling issued in 2003, the Internal Revenue Service (IRS) considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the Contract Owners could exercise over the investment assets held by the insurance company under these variable contracts was not sufficient to cause the Contract Owners to be treated as the Owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under the Contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, Contract or agreement between the Contract Owner and Jackson National regarding the availability of a particular investment option and other than the Contract Owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts will be made by the insurance company or an advisor in its sole and absolute discretion.


         The Contract will differ from the contracts described in the Revenue Ruling, in two respects. The first difference is that the contract in the Revenue Ruling provided only 12 investment options with the insurance company having the ability to add an additional 8 options whereas a Contract offers 56 Investment Divisions and at least one Fixed Account option, although a Contract Owner can select no more than 18 fixed and variable options at any one time. The second difference is that the Owner of a contract in the Revenue Ruling could only make one transfer per 30-day period without a fee whereas during the accumulation phase, a Contract Owner will be permitted to make up to 15 transfers in any one year without a charge.


         The Revenue Ruling states that whether the Owner of a variable contract is to be treated as the Owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. Jackson National does not believe that the differences between the Contract and the contracts described in the Revenue Ruling with respect to the number of investment choices and the number of investment transfers that can be made under the Contract without an additional charge should prevent the holding in the Revenue Ruling from applying to the Owner of a Contract. At this time, however, it cannot be determined whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. We reserve the right to modify the Contract to the extent required to maintain favorable tax treatment.

         WITHHOLDING. In general, distributions from a Contract are subject to 10% federal income tax withholding unless you elect not to have tax withheld. Some states have enacted similar rules. Different rules may apply to payments delivered outside the United States.

         Any distribution from a tax-qualified contract eligible for rollover will be subject to federal tax withholding at a mandatory 20% rate unless the distribution is made as a direct rollover to a tax-qualified plan or to an individual retirement account or annuity.

         The Code generally allows the rollover of most distributions to and from tax-qualified plans, tax-sheltered annuities, Individual Retirement Annuities and eligible deferred compensation plans of state or local governments. Distributions which may not be rolled over are those which are:

              (a) one of a series of substantially equal annual (or more frequent) payments made (a) over the life or life expectancy of the employee, (b) the joint lives or joint life expectancies of the employee and the employee's beneficiary, or (c) for a specified period of ten years or more;

              (b)   a required minimum distribution;

              (c)   a hardship withdrawal; or

              (d)   the non-taxable portion of a distribution.

                                OTHER INFORMATION


         DOLLAR COST AVERAGING. If the amount allocated to the Investment Divisions plus the amount allocated to Fixed Account options (other than the Indexed Fixed Option) is at least $15,000, you can arrange to have a dollar amount or percentage of money periodically transferred automatically into the Investment Divisions and other Fixed Account options from the one-year Fixed Account or any of the Investment Divisions. If the Fixed Account options are not available or otherwise restricted, dollar cost averaging will be exclusively from the Investment Divisions. In the case of transfers from the one-year Fixed Account or Investment Divisions with a stable unit value to the Investment Divisions, this can let you pay a lower average cost per unit over time than you would receive if you made a one-time purchase. Transfers from the more volatile Investment Divisions may not result in lower average costs and such Investment Divisions may not be an appropriate source of dollar cost averaging transfers in volatile markets. There is no charge for Dollar Cost Averaging. Certain restrictions may apply.

         DOLLAR COST AVERAGING PLUS (DCA+). DCA+ Fixed Account options are "source accounts" designed for dollar cost averaging transfers to Investment Divisions or systematic transfers to other Fixed Account. DCA+ Fixed Account is credited with an enhanced interest rate. If a DCA+ Fixed Account is selected, monies in the DCA+ Fixed Account will be systematically transferred to the Investment Divisions or other Fixed Account chosen over the DCA+ term selected. There is no charge for DCA+. You should consult your JNL representative with respect to the current availability of the Fixed Account options and the availability of DCA+.


         EARNINGS SWEEP. You can choose to move your earnings from the source accounts (only applicable from the one year Fixed Account Option, if currently available, and the Money Market Investment Division). There is no charge for Earnings Sweep.

         REBALANCING. You can arrange to have us automatically reallocate your Contract Value among Investment Divisions and the one-year Fixed Account (if currently available) periodically to maintain your selected allocation percentages. Rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing Investment Divisions. There is no charge for Rebalancing.

         You may cancel a Dollar Cost Averaging, Earnings Sweep or Rebalancing program using whatever methods you use to change your allocation instructions.

         FREE LOOK. You may return your Contract to the selling agent or us within ten days (or longer if required by your state) after receiving it. We will return

               o    the Contract Value, PLUS

               o    any fees (other than asset-based fees) and expenses deducted
                    from  the  premiums,   MINUS

               o    any applicable Contract Enhancement recapture charges.

         We will determine the Contract Value in the Investment Divisions as of the date we receive your Contract we receive the Contract or the date you return it to the selling agent. We will return premium payments where required by law. In some states, we are required to hold the premiums of a senior citizen in the Fixed Account during the free look period, unless we are specifically directed to allocate the premiums to the Investment Divisions. State laws vary; your free look rights will depend on the laws of the state in which you purchased the Contract.

         ADVERTISING. From time to time, we may advertise several types of performance of the Investment Divisions.

               o TOTAL RETURN is the overall change in the value of an investment in an Investment Division over a given period of time.

               o STANDARDIZED AVERAGE ANNUAL TOTAL RETURN is calculated in accordance with SEC guidelines.

               o NON-STANDARDIZED TOTAL RETURN may be for periods other than those required by, or may otherwise differ from, standardized average annual total return. For example, if a Fund has been in existence longer than the Investment
                    Division, we may show non-standardized performance for periods that begin on the inception date of the Fund, rather than the inception date of the Investment Division.

               o YIELD refers to the income generated by an investment over a given period of time.

         Performance will be calculated by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. Performance will reflect the deduction of the mortality and expense risk and administration charges and may reflect the deduction of the annual contract maintenance and withdrawal charges, but will not reflect charges for optional features except in performance data used in sales materials that promote those optional features. The deduction of withdrawal charges and/or the charges for optional features would reduce the percentage increase or make greater any percentage decrease.

         RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM (ORP). Contracts issued to participants in ORP contain restrictions required under the Texas Administrative Code. In accordance with those restrictions, a participant in ORP will not be permitted to make withdrawals prior to such participant's retirement, death, attainment of age 70 1/2 or termination of employment in a Texas public institution of higher education. The restrictions on withdrawal do not apply in the event a participant in ORP transfers the Contract Value to another approved Contract or vendor during the period of ORP participation. These requirements will apply to any other jurisdiction with comparable requirements.

         MODIFICATION OF YOUR CONTRACT. Only our President, Vice President, Secretary or Assistant Secretary may approve a change to or waive a provision of your Contract. Any change or waiver must be in writing. We may change the terms of your Contract without your consent in order to comply with changes in applicable law, or otherwise as we deem necessary.

         LEGAL PROCEEDINGS. Jackson National is a defendant in a number of civil proceedings substantially similar to other litigation brought against many life insurers alleging misconduct in the sale or administration of insurance products. These matters are sometimes referred to as market conduct litigation. The market conduct litigation currently pending against JNL asserts various theories of liability and purports to be filed on behalf of individuals or differing classes persons in the United States who purchased either life insurance or annuity products from JNL during periods ranging from 1981 to present. JNL has retained national and local counsel experienced in the handling of such litigation. To date, such litigation has either been resolved by Jackson National on a non-material basis, or is being vigorously defended. At this time, it is not feasible to make a meaningful estimate of the amount or range of loss that could result from an unfavorable outcome in such actions.

                                 PRIVACY POLICY

         COLLECTION OF NONPUBLIC PERSONAL INFORMATION. We collect nonpublic personal information (financial and health) about you from some or all of the following sources:

               o Information we receive from you on applications or other forms;

               o    Information about your transactions with us;

               o    Information we receive from a consumer reporting agency;

               o    Information   we  obtain  from  others  in  the  process  of
                    verifying information you provide us; and

               o Individually identifiable health information, such as your medical history, when you have applied for a life insurance policy.

         DISCLOSURE OF CURRENT AND FORMER CUSTOMER NONPUBLIC PERSONAL INFORMATION. We WILL NOT DISCLOSE our current and former customers' nonpublic personal information to affiliated or nonaffiliated third parties, EXCEPT AS PERMITTED BY LAW. TO THE EXTENT PERMITTED BY LAW, WE MAY DISCLOSE to either affiliated or nonaffiliated third parties all of the nonpublic personal financial information that we collect about our customers, as described above.

         In general, any disclosures to affiliated or nonaffiliated parties will be for the purpose of them providing services for us so that we may more efficiently administer your Contract and process the transactions and services you request. WE DO NOT SELL INFORMATION TO EITHER AFFILIATED OR NON-AFFILIATED PARTIES.

         We also share customer name and address information with unaffiliated mailers to assist in the mailing of company newsletters and other Contract Owner communications. Our agreements with these third parties require them to use this information responsibly and restrict their ability to share this information with other parties.

         We do not internally or externally share nonpublic personal health information other than, as permitted by law, to process transactions or to provide services that you have requested. These transactions or services include, but are not limited to, underwriting life insurance policies, obtaining reinsurance of life policies and processing claims for waiver of premium, accelerated death benefits, terminal illness benefits or death benefits.

         SECURITY TO PROTECT THE CONFIDENTIALITY OF NONPUBLIC PERSONAL INFORMATION. We HAVE SECURITY PRACTICES AND PROCEDURES in place to prevent unauthorized access to your nonpublic personal information. Our practices of safeguarding your information help protect against the criminal use of the information. Our employees are bound by a Code of Conduct requiring that all information be kept in strict confidence, and they are subject to disciplinary action for violation of the Code.

         We RESTRICT ACCESS to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We MAINTAIN PHYSICAL, ELECTRONIC AND PROCEDURAL SAFEGUARDS that comply with federal and state regulations to guard your nonpublic personal information.



                                               TABLE OF CONTENTS OF
                                      THE STATEMENT OF ADDITIONAL INFORMATION


General Information and History ...........................................................................2
Services ..................................................................................................2
Purchase of Securities Being Offered ......................................................................4
Underwriters ..............................................................................................4
Calculation of Performance ................................................................................4
Additional Tax Information ................................................................................6
Net Investment Factor ....................................................................................19
Condensed Financial Information ..........................................................................21



                                                    APPENDIX A

DOW JONES DOES NOT:

o Sponsor, endorse, sell or promote the JNL/Mellon Capital Management The DowSM 10 Fund.

o Recommend that any person invest in the JNL/Mellon Capital Management The DowSM 10 Fund or any other securities.

o Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the JNL/Mellon Capital Management The DowSM 10 Fund.

o Have any responsibility or liability for the administration, management or marketing of the JNL/Mellon Capital Management The DowSM 10 Fund.

o Consider the needs of the JNL/Mellon Capital Management The DowSM 10 Fund, or the Owners of the JNL/Mellon Capital Management The DowSM 10 Fund, in determining, composing or calculating the DJIA or have any obligation to do so.

          ----------------------------------------------------------------------
          DOW JONES WILL NOT HAVE ANY LIABILITY IN CONNECTION WITH THE JNL/MELLON CAPITAL MANAGEMENT THE DOWSM 10 FUND. SPECIFICALLY,

          o DOW JONES DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AND DOW JONES DISCLAIMS ANY WARRANTY ABOUT:

               o THE RESULTS TO BE OBTAINED BY THE JNL/MELLON CAPITAL MANAGEMENT THE DOWSM 10 FUND, THE OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT THE DOWSM 10 FUND, OR ANY OTHER PERSON IN CONNECTION WITH THE USE OF THE DJIA AND THE DATA INCLUDED IN THE DJIA;

               o    THE ACCURACY OR COMPLETENESS OF THE DJIA AND ITS DATA;

               o THE MERCHANTABILITY AND THE FITNESS FOR A PARTICULAR PURPOSE OR USE OF THE DJIA AND ITS DATA.

          o DOW JONES WILL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN THE DJIA OR ITS DATA.

          o UNDER NO CIRCUMSTANCES WILL DOW JONES BE LIABLE FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF DOW JONES KNOWS THAT THEY MIGHT OCCUR.

          THE LICENSING AGREEMENT BETWEEN JACKSON NATIONAL LIFE INSURANCE COMPANY AND DOW JONES IS SOLELY FOR THEIR BENEFIT AND NOT FOR THE BENEFIT OF THE OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT THE DOWSM 10 FUND OR ANY OTHER THIRD PARTIES.
          ----------------------------------------------------------------------

                                                    APPENDIX B

------------------------------------------------------------------------------------------------------------------------------
JNL EXAMPLE 1
------------------------------------------------------------------------------------------------------------------------------
                   100,000.00  : Premium
                        6.00%  : Withdrawal Charge Year 4
                        4.00%  : Contract Enhancement
                        2.50%  : Recapture Charge Year 4
                        5.50%  : Net Return

AT END OF YEAR 4
                   128,837.76  : Contract Value at end of year 4
                   100,000.00  : Net Withdrawal requested

                    28,837.76  : Earnings
                    77,772.94  : Premium withdrawn (grossed up to account for Withdrawal Charge and Recapture Charge)
                    ---------
                   106,610.70  : Total Gross Withdrawal

                   106,610.70  : Total Gross Withdrawal
                    -4,666.38  : Withdrawal Charge
                    -1,944.32  : Recapture Charge
                    ---------
                   100,000.00  : Total Net Withdrawal
------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------
JNL EXAMPLE 2
------------------------------------------------------------------------------------------------------------------------------
                      10/1/05
                   100,000.00  : Premium
                        7.00%  : Withdrawal Charge Contribution Year 3
                        2.50%  : Recapture Charge Contribution Year 3
                      12/1/05
                   100,000.00  : Premium
                        8.00%  : Withdrawal Charge Contribution Year 2
                        4.00%  : Recapture Charge Contribution Year 2

                        4.00%  : Contract Enhancement
                        0.00%  : Net Return

                      11/1/07
                   208,000.00  : Contract Value
                   150,000.00  : Net Withdrawal Requested

                     8,000.00  : Earnings
                    12,000.00  : 10% Additional Free Withdrawal amount
                   100,000.00  : Premium 1 withdrawn (grossed up to account for Withdrawal Charge and Recapture Charge)
                    44,886.36  : Premium 2 withdrawn (grossed up to account for Withdrawal Charge and Recapture Charge)
                    ---------
                   164,886.36  : Total Gross Withdrawal

                   164,886.36  : Total Gross Withdrawal
                    -7,000.00  : Withdrawal Charge from Premium 1
                    -2,500.00  : Recapture Charge from Premium 1
                    -3,590.91  : Withdrawal Charge from Premium 2
                    -1,795.45  : Recapture Charge from Premium 2
                    ---------
                   150,000.00  : Total Net Withdrawal
------------------------------------------------------------------------------------------------------------------------------

                                   APPENDIX C

THESE EXAMPLES ARE PROVIDED TO ASSIST YOU IN UNDERSTANDING HOW THE GWB AND GAWA VALUES ARE COMPUTED, AND HOW THEY MAY BE ALTERED BY VARIOUS EVENTS, INCLUDING SUBSEQUENT PREMIUM PAYMENTS, ELECTION OF THE "STEP-UP," OR PARTIAL WITHDRAWALS. THE EXAMPLES ONLY DEPICT LIMITED CIRCUMSTANCES AND SPECIFIC FACTUAL ASSUMPTIONS. THE RESULTS MAY VARY DEPENDING UPON THE TIMING OR SEQUENCE OF ACTIONS, AS WELL AS CHANGES IN MARKET CONDITIONS. IF YOU ARE CONTEMPLATING ELECTING THE GMWB, OR EXERCISING ANY RIGHTS THEREUNDER, IN MAKING YOUR DECISION PLEASE CONSIDER THE RESULTS BASED ON THE SPECIFIC FACTS THAT APPLY TO YOU.

ALL OF THE FOLLOWING EXAMPLES ASSUME YOU SELECT THE 7% GMWB WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000. NO OTHER OPTIONAL BENEFITS ARE SELECTED. THEY ALSO ASSUME THAT NO CHARGES OR ADJUSTMENTS WILL APPLY TO PARTIAL WITHDRAWALS.

EXAMPLE 1:  AT ISSUE, THE GWB AND GAWA ARE DETERMINED.

     o Your Guaranteed Withdrawal Balance (GWB) is $100,000, which is your initial Premium payment.

     o Your Guaranteed Annual Withdrawal Amount (GAWA) is $7,000, which is 7% of your GWB.

EXAMPLE 2:  SUBSEQUENT PREMIUM PAYMENT.

If you make an additional Premium payment of $50,000 before you make any withdrawals, then

     o Your GWB is $150,000, which is your prior GWB ($100,000) plus your additional Premium payment ($50,000).

     o Your GAWA is $10,500, which is your prior GAWA ($7,000) plus 7% of your additional Premium payment ($3,500).

EXAMPLE 3:  WITHDRAWAL EQUAL TO THE GAWA.

If you take the GAWA ($7,000) as a withdrawal before the end of the first Contract Year, then

     o Your GWB becomes $93,000, which is your prior GWB ($100,000) minus the GAWA ($7,000).

     o Your GAWA for the next year remains $7,000, because you did not take more than the GAWA ($7,000).

EXAMPLE 4: WITHDRAWAL GREATER THAN THE GAWA WHEN THE CONTRACT VALUE HAS INCREASED DUE TO POSITIVE MARKET PERFORMANCE AND THE GAWA IS REDUCED AS A RESULT OF THE TRANSACTION.

If you withdraw $60,000 and your Contract Value is $150,000 at the time of withdrawal, then

     o We recalculate your GWB by comparing the results of two calculations and choosing the lesser amount:

          o First, we deduct the amount of the withdrawal ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your new Contract Value.

          o Second, we deduct the amount of the withdrawal ($60,000) from your GWB ($100,000). This is $40,000.

          Your new GWB is $40,000, since this is the lesser of the two amounts.

     o Since the Contract Value after the partial withdrawal ($90,000) is more than the new GWB ($40,000), but less than the GWB prior to the partial withdrawal ($100,000), the GAWA is reduced. The new GAWA is 7% of the greater of the Contract Value after the partial withdrawal or the new GWB, which is $6,300.

     o After the withdrawal, if you took withdrawals of the GAWA, it would take 7 additional years to deplete the new GWB.

EXAMPLE 5: WITHDRAWAL GREATER THAN THE GAWA WHEN THE CONTRACT VALUE HAS INCREASED DUE TO POSITIVE MARKET PERFORMANCE AND THE GAWA REMAINS UNCHANGED.

If you withdraw $40,000 and your Contract Value is $150,000 at the time of withdrawal, then

     o We recalculate your GWB by comparing the results of two calculations and choosing the lesser amount:

          o First, we deduct the amount of the withdrawal ($40,000) from your Contract Value ($150,000). This equals $110,000 and is your new Contract Value.

          o Second, we deduct the amount of the withdrawal ($40,000) from your GWB ($100,000). This is $60,000.

          Your new GWB is $60,000, since this is the lesser of the two amounts.

     o Since the Contract Value after the partial withdrawal ($110,000) is more than the new GWB ($60,000) and more than the GWB prior to the partial withdrawal ($100,000), the GAWA is unchanged. The GAWA remains $7,000.

     o After the withdrawal, if you took withdrawals of the GAWA, it would take 9 additional years to deplete the new GWB.

EXAMPLE 6: WITHDRAWAL GREATER THAN THE GAWA WHEN THE CONTRACT VALUE HAS DECREASED DUE TO NEGATIVE MARKET PERFORMANCE.

If you withdraw $50,000 and your Contract Value is $80,000 at the time of withdrawal, then

     o We recalculate your GWB by comparing the results of two calculations and choosing the lesser amount:

          o First, we deduct the amount of the withdrawal ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your new Contract Value.

          o Second, we deduct the amount of the withdrawal ($50,000) from your GWB ($100,000). This is $50,000.

          Your new GWB becomes $30,000, since this is the lesser of the two amounts.

     o Since the Contract Value prior to the partial withdrawal ($80,000) is less than or equal to the GWB prior to the partial withdrawal ($100,000), the GAWA is reduced. The new GAWA is 7% of the new GWB, which is $2,100.

     o After the withdrawal, if you took withdrawals of the GAWA, it would take 15 additional years to deplete the new GWB.

EXAMPLE 7:  STEP-UP.

If you elect to "step-up" your 7% GMWB on a Contract Anniversary at least 5 years after electing the GMWB, assuming you have made no withdrawals and your Contract Value at the time of step-up is $200,000, then

     o We recalculate your GWB to equal your Contract Value, which is $200,000.

     o We recalculate your GAWA by comparing your GAWA before the step-up ($7,000) to 7% of your new GWB ($14,000) and choose the greater amount ($14,000). This is your new GAWA.

     o After the "step-up," if you took withdrawals of the GAWA, it would take 15 additional years to deplete the new GWB.

EXAMPLE 8: VALUES MAY DIFFER BASED ON THE ORDER OF YOUR ELECTIONS. THE FOLLOWING TWO EXAMPLES DEMONSTRATE THE DIFFERENT RESULTS IF YOU ELECT A "STEP-UP" PRIOR TO SUBMITTING A WITHDRAWAL REQUEST RATHER THAN MAKING THE WITHDRAWAL PRIOR TO A "STEP-UP."

If your Contract Value prior to any transactions is $200,000 and you wish to "step-up" your 7% GMWB on a Contract Anniversary at least 5 years after electing the 7% GMWB (assuming you have made no prior withdrawals) but also wish to take the original GAWA ($7,000) as a withdrawal, then

8A: STEP-UP FOLLOWED BY WITHDRAWAL.

     o Upon step-up, we recalculate your GWB to equal your Contract Value, which is $200,000. We then recalculate your GAWA by comparing your GAWA before the step-up ($7,000) to 7% of your new GWB ($14,000) and choose the greater amount ($14,000). This is your new GAWA.

     o Upon withdrawal of less than or equal to the GAWA, your GWB becomes $193,000, which is your prior GWB ($200,000) minus the withdrawal ($7,000). Your GAWA remains $14,000, because you did not take more than the GAWA.

     o After the withdrawal, if you took withdrawals of the GAWA, it would take 14 additional years to deplete the new GWB.

8B: WITHDRAWAL FOLLOWED BY A STEP-UP.

     o Upon withdrawal of less than or equal to the GAWA, your GWB becomes $93,000, which is your prior GWB ($100,000) minus the withdrawal ($7,000). Your GAWA remains $7,000, because you did not take more than the GAWA.

     o Upon step-up, we recalculate your GWB to equal your Contract Value after the withdrawal, which is $193,000. We then recalculate your GAWA by comparing your GAWA before the step-up ($7,000) to 7% of your new GWB ($13,510) and choose the greater amount ($13,510). This is your new GAWA.

     o After the step-up, if you took withdrawals of the GAWA, it would take 15 additional years to deplete the new GWB.

EXAMPLE 9: THE FOLLOWING TWO EXAMPLES DEMONSTRATE THAT IN SOME CASES THE ORDER OF YOUR TRANSACTIONS WILL NOT IMPACT THE FINAL RESULTS.

If your Contract Value prior to any transactions is $200,000 and you wish to "step-up" your 7% GMWB on a Contract Anniversary at least 5 years after electing the 7% GMWB (assuming you have made no prior withdrawals) but also wish to take a withdrawal greater than the GAWA ($15,000), then

9A: STEP-UP FOLLOWED BY WITHDRAWAL.

     o Upon step-up, we recalculate your GWB to equal your Contract Value, which is $200,000. We then recalculate your GAWA by comparing your GAWA before the step-up ($7,000) to 7% of your new GWB ($14,000) and choose the greater amount ($14,000). This is your new GAWA.

     o Upon withdrawal of an amount greater than the GAWA, your GWB is the lesser of the Contract Value after the partial withdrawal ($185,000) or the prior GWB less the partial withdrawal ($15,000), which is $185,000. Since the Contract Value prior to the partial withdrawal ($200,000) is less than or equal to the GWB prior to the partial withdrawal ($200,000), the GAWA is reduced. The new GAWA is 7% of the new GWB, which is $12,950.

     o After the withdrawal, if you took withdrawals of the GAWA, it would take 15 additional years to deplete the new GWB.

9B: WITHDRAWAL FOLLOWED BY A STEP-UP.

     o Upon withdrawal of an amount greater than the GAWA, your GWB is the lesser of the Contract Value after the partial withdrawal ($185,000) or the prior GWB less the partial withdrawal ($85,000), which is $85,000. Since the Contract Value after the partial withdrawal ($185,000) is more than the new GWB ($85,000) and more than the GWB prior to the partial withdrawal ($100,000), the GAWA is unchanged. The GAWA remains $7,000.

     o Upon step-up, we recalculate your GWB to equal your Contract Value after the withdrawal, which is $185,000. We then recalculate your GAWA by comparing your GAWA before the step-up ($7,000) to 7% of your new GWB ($12,950) and choose the greater amount ($12,950). This is your new GAWA.

     o After the step-up, if you took withdrawals of the GAWA, it would take 15 additional years to deplete the new GWB.

                                   APPENDIX D


THESE EXAMPLES ARE PROVIDED TO ASSIST YOU IN UNDERSTANDING HOW THE GWB AND GAWA VALUES ARE COMPUTED, AND HOW THEY MAY BE ALTERED BY VARIOUS EVENTS, INCLUDING SUBSEQUENT PREMIUM PAYMENTS, ELECTION OF THE "STEP-UP," OR PARTIAL WITHDRAWALS. THE EXAMPLES ONLY DEPICT LIMITED CIRCUMSTANCES, AND SPECIFIC FACTUAL ASSUMPTIONS. THE RESULTS MAY VARY DEPENDING UPON THE TIMING OR SEQUENCE OF ACTIONS, AS WELL AS CHANGES IN MARKET CONDITIONS. IF YOU ARE CONTEMPLATING ELECTING THE 5% FOR LIFE GMWB OR EXERCISING ANY RIGHTS THEREUNDER, IN MAKING YOUR DECISION PLEASE CONSIDER THE RESULTS BASED ON THE SPECIFIC FACTS THAT APPLY TO YOU. THE FOR LIFE GUARANTEE PERMITS WITHDRAWALS OF THE GAWA FOR THE LONGER OF THE OWNER'S LIFE OR THE LIFE OF THE FIRST OF THE JOINT OWNERS TO DIE IF CONDITIONS FOR THE BENEFIT TO BE FULLY EFFECTIVE ARE SATISFIED.


ALL OF THE FOLLOWING EXAMPLES ASSUME YOU SELECT THE 5% FOR LIFE GMWB WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000. NO OTHER OPTIONAL BENEFITS ARE SELECTED.

EXAMPLE 1:  AT ISSUE, THE GWB AND GAWA ARE DETERMINED.

     o Your Guaranteed Withdrawal Balance (GWB) is $100,000, which is your initial Premium payment.

     o Your Guaranteed Annual Withdrawal Amount (GAWA) is $5,000, which is 5% of your GWB.

EXAMPLE 2:  SUBSEQUENT PREMIUM PAYMENT.

If you make an additional Premium payment of $50,000 before you make any withdrawals, then

     o Your GWB is $150,000, which is your prior GWB ($100,000) plus your additional Premium payment ($50,000).

     o Your GAWA is $7,500, which is your prior GAWA ($5,000) plus 5% of your additional Premium payment ($2,500) and the For Life Guarantee remains effective.

EXAMPLE 3:  WITHDRAWAL EQUAL TO THE GAWA.

If you take the GAWA ($5,000) as a withdrawal before the end of the first Contract Year, then

     o Your GWB becomes $95,000, which is your prior GWB ($100,000) minus the GAWA ($5,000).

     o Your GAWA for the next year remains $5,000, because you did not take more than the GAWA ($5,000) and the For Life Guarantee remains effective.


EXAMPLE 3A: WITHDRAWAL IN EXCESS OF THE GAWA, BUT EQUAL TO THE QUALIFIED MRD.

If you take greater than the GAWA ($5,000), but equal to the qualified MRD for this Contract ($6,000) as a withdrawal before the end of the first Contract Year, and the withdrawal is specified as an MRD, then

     o Your GWB becomes $94,000, which is your prior GWB ($100,000) minus the MRD for this Contract ($6,000).

     o Your GAWA for the next year remains $5,000 the withdrawal was not greater than the maximum of the MRD for this Contract ($6,000) and the GAWA ($5,000) and the For Life Guarantee remains effective.

EXAMPLE 4: WITHDRAWAL NOT QUALIFIED AS AN MRD FOR THIS CONTRACT OF AN AMOUNT GREATER THAN THE GAWA WHEN THE CONTRACT VALUE HAS INCREASED DUE TO POSITIVE MARKET PERFORMANCE AND THE GAWA IS REDUCED AS A RESULT OF THE TRANSACTION.


If you withdraw $60,000 and your Contract Value is $150,000 at the time of withdrawal, then

     o We recalculate your GWB by comparing the results of two calculations and choosing the lesser amount:

          o First, we deduct the amount of the withdrawal ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your new Contract Value.

          o Second, we deduct the amount of the withdrawal ($60,000) from your GWB ($100,000). This is $40,000.

          Your new GWB is $40,000, since this is the lesser of the two amounts.

     o Since the Contract Value after the partial withdrawal ($90,000) is more than the new GWB ($40,000), but less than the GWB prior to the partial withdrawal ($100,000), the GAWA is reduced. The new GAWA is 5% of the greater of the Contract Value after the partial withdrawal or the new GWB, which is $4,500. Since the withdrawal is greater than the GAWA, the For Life Guarantee is null and void.

     o After the withdrawal, if you took withdrawals of the GAWA, it would take 9 additional years to deplete the new GWB.

EXAMPLE 5: WITHDRAWAL GREATER THAN THE GAWA WHEN THE CONTRACT VALUE HAS INCREASED DUE TO POSITIVE MARKET PERFORMANCE AND THE GAWA REMAINS UNCHANGED.

If you withdraw $40,000 and your Contract Value is $150,000 at the time of withdrawal, then

     o We recalculate your GWB by comparing the results of two calculations and choosing the lesser amount:

          o First, we deduct the amount of the withdrawal ($40,000) from your Contract Value ($150,000). This equals $110,000 and is your new Contract Value.

          o Second, we deduct the amount of the withdrawal ($40,000) from your GWB ($100,000). This is $60,000.

          Your new GWB is $60,000, since this is the lesser of the two amounts.

     o Since the Contract Value after the partial withdrawal ($110,000) is more than the new GWB ($60,000) and more than the GWB prior to the partial withdrawal ($100,000), the GAWA is unchanged. The GAWA remains $5,000, but since the withdrawal is greater than the GAWA, the For Life Guarantee is null and void.

     o After the withdrawal, if you took withdrawals of the GAWA, it would take 12 additional years to deplete the new GWB.


EXAMPLE 6: WITHDRAWAL NOT QUALIFIED AS AN MRD FOR THIS CONTRACT OF AN AMOUNT GREATER THAN THE GAWA WHEN THE CONTRACT VALUE HAS DECREASED DUE TO NEGATIVE MARKET PERFORMANCE.


If you withdraw $50,000 and your Contract Value is $80,000 at the time of withdrawal, then

     o We recalculate your GWB by comparing the results of two calculations and choosing the lesser amount:

          o First, we deduct the amount of the withdrawal ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your new Contract Value.

          o Second, we deduct the amount of the withdrawal ($50,000) from your GWB ($100,000). This is $50,000.

          Your new GWB becomes $30,000, since this is the lesser of the two amounts.

     o Since the Contract Value prior to the partial withdrawal ($80,000) is less than or equal to the GWB prior to the partial withdrawal ($100,000), the GAWA is reduced. The new GAWA is 5% of the new GWB, which is $1,500. Since the withdrawal is greater than the GAWA, the For Life Guarantee is null and void.

     o After the withdrawal, if you took withdrawals of the GAWA, it would take 20 additional years to deplete the new GWB.

EXAMPLE 7:  STEP-UP.

If you elect to "step-up" your GMWB on a Contract Anniversary at least 5 years after electing the GMWB, assuming you have made no withdrawals and your Contract Value at the time of step-up is $200,000, then

     o We recalculate your GWB to equal your Contract Value, which is $200,000.

     o We recalculate your GAWA by comparing your GAWA before the step-up ($5,000) to 5% of your new GWB ($10,000) and choose the greater amount ($10,000). This is your new GAWA.

     o After the "step-up," if you took withdrawals of the GAWA, it would take 20 additional years to deplete the new GWB. If the For Life Guarantee remains effective, withdrawals of the GAWA could continue until the death of the Owner or the first of the Joint Owners, if any, even beyond 20 years.

EXAMPLE 8: VALUES MAY DIFFER BASED ON THE ORDER OF YOUR ELECTIONS. THE FOLLOWING TWO EXAMPLES DEMONSTRATE THE DIFFERENT RESULTS IF YOU ELECT A "STEP-UP" PRIOR TO SUBMITTING A WITHDRAWAL REQUEST RATHER THAN MAKING THE WITHDRAWAL PRIOR TO A "STEP-UP."

If your Contract Value prior to any transactions is $200,000 and you wish to "step-up" your GMWB on a Contract Anniversary at least 5 years after electing the GMWB (assuming you have made no prior withdrawals) but also wish to take the original GAWA ($5,000) as withdrawal, then

8A: STEP-UP FOLLOWED BY WITHDRAWAL.

     o Upon step-up, we recalculate your GWB to equal your Contract Value, which is $200,000. We then recalculate your GAWA by comparing your GAWA before the step-up ($5,000) to 5% of your new GWB ($10,000) and choose the greater amount ($10,000). This is your new GAWA.

     o Upon withdrawal of less than or equal to the GAWA, your GWB becomes $195,000, which is your prior GWB ($200,000) minus the withdrawal ($5,000). Your GAWA remains $10,000, because you did not take more than the GAWA.

     o After the withdrawal, if you took withdrawals of the GAWA, it would take 20 additional years to deplete the new GWB. If the For Life Guarantee remains effective, withdrawals of the GAWA could continue until the death of the Owner or the first of the Joint Owners, if any, even beyond 20 years.

8B: WITHDRAWAL FOLLOWED BY A STEP-UP.

     o Upon withdrawal of less than or equal to the GAWA, your GWB becomes $95,000, which is your prior GWB ($100,000) minus the withdrawal ($5,000). Your GAWA remains $5,000, because you did not take more than the GAWA.

     o Upon step-up, we recalculate your GWB to equal your Contract Value after the withdrawal, which is $195,000. We then recalculate your GAWA by comparing your GAWA before the step-up ($5,000) to 5% of your new GWB ($9,750) and choose the greater amount ($9,750). This is your new GAWA.

     o After the step-up, if you took withdrawals of the GAWA, it would take 20 additional years to deplete the new GWB. If the For Life Guarantee remains effective, withdrawals of the GAWA could continue until the death of the Owner or the first of the Joint Owners, if any, even beyond 20 years.

EXAMPLE 9: THE FOLLOWING TWO EXAMPLES DEMONSTRATE THAT IN SOME CASES THE ORDER OF YOUR TRANSACTIONS WILL NOT IMPACT THE FINAL RESULTS.


If your Contract Value prior to any transactions is $200,000 and you wish to "step-up" your GMWB on a Contract Anniversary at least 5 years after electing the GMWB (assuming you have made no prior withdrawals) but also wish to take a withdrawal greater than the GAWA not qualified as an MRD for this Contract ($15,000), then


9A: STEP-UP FOLLOWED BY WITHDRAWAL.

     o Upon step-up, we recalculate your GWB to equal your Contract Value, which is $200,000. We then recalculate your GAWA by comparing your GAWA before the step-up ($5,000) to 5% of your new GWB ($10,000) and choose the greater amount ($10,000). This is your new GAWA.


     o Upon withdrawal of an amount greater than the GAWA not qualified as an MRD for this Contract, your GWB is the lesser of the Contract Value after the partial withdrawal ($185,000) or the prior GWB less the partial withdrawal ($15,000), which is $185,000. Since the Contract Value prior to the partial withdrawal ($200,000) is less than or equal to the GWB prior to the partial withdrawal ($200,000), the GAWA is reduced. The new GAWA is 5% of the new GWB, which is $9,250. Since the withdrawal is greater than the GAWA not qualified as an MRD for this Contract, the For Life Guarantee is null and void.


     o After the withdrawal, if you took withdrawals of the GAWA, it would take 20 additional years to deplete the new GWB.

9B: WITHDRAWAL FOLLOWED BY A STEP-UP.

     o Upon withdrawal of an amount greater than the GAWA not qualified as an MRD for this Contract, your GWB is the lesser of the Contract Value after the partial withdrawal ($185,000) or the prior GWB less the partial withdrawal ($85,000), which is $85,000. Since the Contract Value after the partial withdrawal ($185,000) is more than the new GWB ($85,000) and more than the GWB prior to the partial withdrawal ($100,000), the GAWA is unchanged. The GAWA remains $5,000.

     o Upon step-up, we recalculate your GWB to equal your Contract Value after the withdrawal, which is $185,000. We then recalculate your GAWA by comparing your GAWA before the step-up ($5,000) to 5% of your new GWB ($9,250) and choose the greater amount ($9,250). This is your new GAWA. Since the withdrawal is greater than the GAWA not qualified as an MRD for this Contract, the For Life Guarantee is null and void.


     o After the step-up, if you took withdrawals of the GAWA, it would take 20 additional years to deplete the new GWB.

EXAMPLE 10:  WITHDRAWAL AFTER THE GWB HAS BEEN DEPLETED.


If your Contract Value is $15,000 and you take no more than the greater of the MRD for this Contract ($2,500) and the GAWA ($5,000) as a withdrawal when the GWB has been depleted ($0), if the sum of the withdrawals you have taken did not exceed the greater of the MRD for this Contract and GAWA in any contract year and the For Life Guarantee is fully effective, then:

     o We recalculate your GWB as $0. This is equal to the GWB prior to the withdrawal ($0) less the withdrawal ($5,000). Since this cannot be less than $0, the new GWB is $0.

     o Your GAWA for the next year remains $5,000 because you did not take more than the maximum of the MRD for this Contract ($2,500) and the GAWA ($5,000), and the For Life Guarantee remains effective.

                                   APPENDIX E


THIS EXAMPLE IS PROVIDED TO ASSIST YOU IN UNDERSTANDING HOW THE 5% FOR LIFE GMWB AND 20% ADDITIONAL FREE WITHDRAWAL BENEFIT WOULD INTERACT WHEN ELECTED IN COMBINATION WITH ONE ANOTHER. THE EXAMPLE ONLY DEPICTS LIMITED CIRCUMSTANCES, AND SPECIFIC FACTUAL ASSUMPTIONS. THE RESULTS MAY VARY DEPENDING UPON THE TIMING OR SEQUENCE OF ACTIONS, AS WELL AS CHANGES IN MARKET CONDITIONS. IF YOU ARE CONTEMPLATING ELECTING THE 5% FOR LIFE GMWB, OR EXERCISING ANY RIGHTS THEREUNDER, IN MAKING YOUR DECISION PLEASE CONSIDER THE RESULTS BASED ON THE SPECIFIC FACTS THAT APPLY TO YOU. THE FOR LIFE GUARANTEE PERMITS WITHDRAWALS OF THE GAWA FOR THE LONGER OF THE OWNER'S LIFE OR THE LIFE OF THE FIRST OF THE JOINT OWNERS TO DIE IF CONDITIONS FOR THE BENEFIT TO BE FULLY EFFECTIVE ARE SATISFIED.


THE FOLLOWING EXAMPLE ASSUMES YOU SELECT THE 5% FOR LIFE GMWB AND THE 20% ADDITIONAL FREE WITHDRAWAL BENEFIT WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000. NO OTHER OPTIONAL BENEFITS ARE SELECTED.

     o Your beginning Guaranteed Withdrawal Balance (GWB) is $100,000, which is your initial Premium payment.

     o Your beginning Guaranteed Annual Withdrawal Amount (GAWA) is $5,000, which is 5% of your GWB.

     o The maximum amount that you can withdraw free of a withdrawal charge is $20,000.


If you withdraw $20,000 at the end of the first Contract Year and the withdrawal does not qualify as an MRD for this Contract and your Contract Value is equal to $105,000 before the withdrawal, then


     o The entire amount withdrawn is free of withdrawal charges. If the 20% Additional Free Withdrawal benefit had not been elected, $10,000 of the withdrawal would have been subject to a withdrawal charge.

     o We recalculate your GWB by comparing the results of two calculations and choosing the lesser amount:

          o First, we deduct the amount of the withdrawal ($20,000) from your Contract Value ($105,000). This equals $85,000 and is your new Contract Value.

          o Second, we deduct the amount of the withdrawal ($20,000) from your GWB ($100,000). This is $80,000.

          Your new GWB is $80,000, since this is the lesser of the two amounts.

     o Since the Contract Value after the partial withdrawal ($85,000) is more than the new GWB ($80,000), but less than the GWB prior to the partial withdrawal ($100,000), the GAWA is reduced. The new GAWA is 5% of the greater of the Contract Value after the partial withdrawal or the new GWB, which is $4,250. Since the withdrawal is greater than the GAWA, the For Life Guarantee is null and void.

If you then withdraw your GAWA ($4,250) at the end of the fifth Contract Year and your Contract Value has decreased to $70,000 then

     o Your GWB becomes $75,750, which is your prior GWB ($80,000) minus the GAWA ($4,250).

     o Your GAWA for the next year remains $4,250, because you did not take more than the GAWA ($4,250).

     o    Your Contract Value after the withdrawal is $65,750.

If your Contract Value continues to experience negative or zero net growth and you continue to withdraw your GAWA each year until your GWB is depleted, the total amount you will have received is equal your original premium of $100,000. If you had not elected the 20% Additional Free Withdrawal Benefit, the total amount you would have received is $100,000 less the withdrawal charge.

                                   APPENDIX F


THESE EXAMPLES ARE PROVIDED TO ASSIST YOU IN UNDERSTANDING HOW THE GWB AND GAWA VALUES ARE COMPUTED, AND HOW THEY MAY BE ALTERED BY VARIOUS EVENTS, INCLUDING SUBSEQUENT PREMIUM PAYMENTS, ELECTION OF THE "STEP-UP," OR PARTIAL WITHDRAWALS. THE EXAMPLES ONLY DEPICT LIMITED CIRCUMSTANCES AND SPECIFIC FACTUAL ASSUMPTIONS. THE RESULTS MAY VARY DEPENDING UPON THE TIMING OR SEQUENCE OF ACTIONS, AS WELL AS CHANGES IN MARKET CONDITIONS. IF YOU ARE CONTEMPLATING ELECTING THE 4% FOR LIFE GMWB OR EXERCISING ANY RIGHTS THEREUNDER, IN MAKING YOUR DECISION PLEASE CONSIDER THE RESULTS BASED ON THE SPECIFIC FACTS THAT APPLY TO YOU. THE FOR LIFE GUARANTEE PERMITS WITHDRAWALS OF THE GAWA FOR THE LONGER OF THE OWNER'S LIFE OR THE LIFE OF THE FIRST OF THE JOINT OWNERS TO DIE IF CONDITIONS FOR THE BENEFIT TO BE FULLY EFFECTIVE ARE SATISFIED.

ALL OF THE FOLLOWING EXAMPLES ASSUME YOU SELECT THE 4% FOR LIFE GMWB WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000. NO OTHER OPTIONAL BENEFITS ARE SELECTED.

EXAMPLE 1:  AT ISSUE, THE GWB AND GAWA ARE DETERMINED.

     o Your Guaranteed Withdrawal Balance (GWB) is $100,000, which is your initial Premium payment.

     o Your Guaranteed Annual Withdrawal Amount (GAWA) is $4,000, which is 4% of your GWB.

EXAMPLE 2:  SUBSEQUENT PREMIUM PAYMENT.

If you make an additional Premium payment of $50,000 before you make any withdrawals, then

     o Your GWB is $150,000, which is your prior GWB ($100,000) plus your additional Premium payment ($50,000).

     o Your GAWA is $6,000, which is your prior GAWA ($4,000) plus 4% of your additional Premium payment ($2,000) and the For Life Guarantee remains effective.

EXAMPLE 3:  WITHDRAWAL EQUAL TO THE GAWA.

If you take the GAWA ($4,000) as a withdrawal before the end of the first Contract Year, then

     o Your GWB becomes $96,000, which is your prior GWB ($100,000) minus the GAWA ($4,000).

     o Your GAWA for the next year remains $4,000, because you did not take more than the GAWA ($4,000) and the For Life Guarantee remains effective.

EXAMPLE 4: WITHDRAWAL GREATER THAN THE GAWA WHEN THE CONTRACT VALUE HAS INCREASED DUE TO POSITIVE MARKET PERFORMANCE AND THE GAWA IS REDUCED AS A RESULT OF THE TRANSACTION.

If you withdraw $60,000 and your Contract Value is $150,000 at the time of withdrawal, then

     o We recalculate your GWB by comparing the results of two calculations and choosing the lesser amount:

          o First, we deduct the amount of the withdrawal ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your new Contract Value.

          o Second, we deduct the amount of the withdrawal ($60,000) from your GWB ($100,000). This is $40,000.

          Your new GWB is $40,000, since this is the lesser of the two amounts.

     o Since the Contract Value after the partial withdrawal ($90,000) is more than the new GWB ($40,000), but less than the GWB prior to the partial withdrawal ($100,000), the GAWA is reduced. The new GAWA is 4% of the greater of the Contract Value after the partial withdrawal or the new GWB, which is $3,600. Since the withdrawal is greater than the GAWA, the For Life Guarantee is null and void.

     o After the withdrawal, if you took withdrawals of the GAWA, it would take 12 additional years to deplete the new GWB.

EXAMPLE 5: WITHDRAWAL GREATER THAN THE GAWA WHEN THE CONTRACT VALUE HAS INCREASED DUE TO POSITIVE MARKET PERFORMANCE AND THE GAWA REMAINS UNCHANGED.

If you withdraw $40,000 and your Contract Value is $150,000 at the time of withdrawal, then

     o We recalculate your GWB by comparing the results of two calculations and choosing the lesser amount:

          o First, we deduct the amount of the withdrawal ($40,000) from your Contract Value ($150,000). This equals $110,000 and is your new Contract Value.

          o Second, we deduct the amount of the withdrawal ($40,000) from your GWB ($100,000). This is $60,000.

          Your new GWB is $60,000, since this is the lesser of the two amounts.

     o Since the Contract Value after the partial withdrawal ($110,000) is more than the new GWB ($60,000) and more than the GWB prior to the partial withdrawal ($100,000), the GAWA is unchanged. The GAWA remains $4,000, but since the withdrawal is greater than the GAWA, the For Life Guarantee is null and void.

     o After the withdrawal, if you took withdrawals of the GAWA, it would take 15 additional years to deplete the new GWB.

EXAMPLE 6: WITHDRAWAL GREATER THAN THE GAWA WHEN THE CONTRACT VALUE HAS DECREASED DUE TO NEGATIVE MARKET PERFORMANCE.

If you withdraw $50,000 and your Contract Value is $80,000 at the time of withdrawal, then

     o We recalculate your GWB by comparing the results of two calculations and choosing the lesser amount:

          o First, we deduct the amount of the withdrawal ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your new Contract Value.

          o Second, we deduct the amount of the withdrawal ($50,000) from your GWB ($100,000). This is $50,000.

          Your new GWB becomes $30,000, since this is the lesser of the two amounts.

     o Since the Contract Value prior to the partial withdrawal ($80,000) is less than or equal to the GWB prior to the partial withdrawal ($100,000), the GAWA is reduced. The new GAWA is 4% of the new GWB, which is $1,200. Since the withdrawal is greater than the GAWA, the For Life Guarantee is null and void.

     o After the withdrawal, if you took withdrawals of the GAWA, it would take 25 additional years to deplete the new GWB.

EXAMPLE 7:  STEP-UP.

If you elect to "step-up" your GMWB on a Contract Anniversary at least 5 years after electing the GMWB, assuming you have made no withdrawals and your Contract Value at the time of step-up is $200,000, then

     o We recalculate your GWB to equal your Contract Value, which is $200,000.

     o We recalculate your GAWA by comparing your GAWA before the step-up ($4,000) to 4% of your new GWB ($8,000) and choose the greater amount ($8,000). This is your new GAWA.

     o After the "step-up," if you took withdrawals of the GAWA, it would take 25 additional years to deplete the new GWB. If the For Life Guarantee remains effective, withdrawals of the GAWA could continue until the death of the Owner or the first of the Joint Owners, if any, even beyond 25 years.

EXAMPLE 8: VALUES MAY DIFFER BASED ON THE ORDER OF YOUR ELECTIONS. THE FOLLOWING TWO EXAMPLES DEMONSTRATE THE DIFFERENT RESULTS IF YOU ELECT A "STEP-UP" PRIOR TO SUBMITTING A WITHDRAWAL REQUEST RATHER THAN MAKING THE WITHDRAWAL PRIOR TO A "STEP-UP."

If your Contract Value prior to any transactions is $200,000 and you wish to "step-up" your GMWB on a Contract Anniversary at least 5 years after electing the GMWB (assuming you have made no prior withdrawals) but also wish to take the original GAWA ($4,000) as withdrawal, then

8A: STEP-UP FOLLOWED BY WITHDRAWAL.

     o Upon step-up, we recalculate your GWB to equal your Contract Value, which is $200,000. We then recalculate your GAWA by comparing your GAWA before the step-up ($4,000) to 4% of your new GWB ($8,000) and choose the greater amount ($8,000). This is your new GAWA.

     o Upon withdrawal of less than or equal to the GAWA, your GWB becomes $196,000, which is your prior GWB ($200,000) minus the withdrawal ($4,000). Your GAWA remains $8,000, because you did not take more than the GAWA.

     o After the withdrawal, if you took withdrawals of the GAWA, it would take 25 additional years to deplete the new GWB. If the For Life Guarantee remains effective, withdrawals of the GAWA could continue until the death of the Owner or the first of the Joint Owners, if any, even beyond 25 years.

8B: WITHDRAWAL FOLLOWED BY A STEP-UP.

     o Upon withdrawal of less than or equal to the GAWA, your GWB becomes $96,000, which is your prior GWB ($100,000) minus the withdrawal ($4,000). Your GAWA remains $4,000, because you did not take more than the GAWA.

     o Upon step-up, we recalculate your GWB to equal your Contract Value after the withdrawal, which is $196,000. We then recalculate your GAWA by comparing your GAWA before the step-up ($4,000) to 4% of your new GWB ($7,840) and choose the greater amount ($7,840). This is your new GAWA.

     o After the step-up, if you took withdrawals of the GAWA, it would take 25 additional years to deplete the new GWB. If the For Life Guarantee remains effective, withdrawals of the GAWA could continue until the death of the Owner or the first of the Joint Owners, if any, even beyond 25 years.

EXAMPLE 9: THE FOLLOWING TWO EXAMPLES DEMONSTRATE THAT IN SOME CASES THE ORDER OF YOUR TRANSACTIONS WILL NOT IMPACT THE FINAL RESULTS.

If your Contract Value prior to any transactions is $200,000 and you wish to "step-up" your GMWB on a Contract Anniversary at least 5 years after electing the GMWB (assuming you have made no prior withdrawals) but also wish to take a withdrawal greater than the GAWA ($15,000), then

9A: STEP-UP FOLLOWED BY WITHDRAWAL.

     o Upon step-up, we recalculate your GWB to equal your Contract Value, which is $200,000. We then recalculate your GAWA by comparing your GAWA before the step-up ($4,000) to 4% of your new GWB ($8,000) and choose the greater amount ($8,000). This is your new GAWA.

     o Upon withdrawal of an amount greater than the GAWA, your GWB is the lesser of the Contract Value after the partial withdrawal ($185,000) or the prior GWB less the partial withdrawal ($15,000), which is $185,000. Since the Contract Value prior to the partial withdrawal ($200,000) is less than or equal to the GWB prior to the partial withdrawal ($200,000), the GAWA is reduced. The new GAWA is 4% of the new GWB, which is $7,400. Since the withdrawal is greater than the GAWA, the For Life Guarantee is null and void.

     o After the withdrawal, if you took withdrawals of the GAWA, it would take 25 additional years to deplete the new GWB.

9B: WITHDRAWAL FOLLOWED BY A STEP-UP.

     o Upon withdrawal of an amount greater than the GAWA, your GWB is the lesser of the Contract Value after the partial withdrawal ($185,000) or the prior GWB less the partial withdrawal ($85,000), which is $85,000. Since the Contract Value after the partial withdrawal ($185,000) is more than the new GWB ($85,000) and more than the GWB prior to the partial withdrawal ($100,000), the GAWA is unchanged. The GAWA remains $4,000.

     o Upon step-up, we recalculate your GWB to equal your Contract Value after the withdrawal, which is $185,000. We then recalculate your GAWA by comparing your GAWA before the step-up ($4,000) to 4% of your new GWB ($7,400) and choose the greater amount ($7,400). This is your new GAWA. Since the withdrawal is greater than the GAWA, the For Life Guarantee is null and void.

     o After the step-up, if you took withdrawals of the GAWA, it would take 25 additional years to deplete the new GWB.

EXAMPLE 10:  WITHDRAWAL AFTER THE GWB HAS BEEN DEPLETED.

If your Contract Value is $15,000 and you take the GAWA ($4,000) as a withdrawal when the GWB has been depleted ($0), if the sum of the withdrawals you have taken did not exceed the GAWA in any contract year and the For Life Guarantee is fully effective, then:


     o We recalculate your GWB as $0. This is equal to the GWB prior to the withdrawal ($0) less the withdrawal ($4,000). Since this cannot be less than $0, the new GWB is $0.

     o Your GAWA for the next year remains $4,000 because you did not take more than the GAWA ($4,000), and the For Life Guarantee remains effective.

                                   APPENDIX G


THIS EXAMPLE IS PROVIDED TO ASSIST YOU IN UNDERSTANDING HOW THE 4% FOR LIFE GMWB AND 20% ADDITIONAL FREE WITHDRAWAL BENEFIT WOULD INTERACT WHEN ELECTED IN COMBINATION WITH ONE ANOTHER. THE EXAMPLE ONLY DEPICTS LIMITED CIRCUMSTANCES AND SPECIFIC FACTUAL ASSUMPTIONS. THE RESULTS MAY VARY DEPENDING UPON THE TIMING OR SEQUENCE OF ACTIONS, AS WELL AS CHANGES IN MARKET CONDITIONS. IF YOU ARE CONTEMPLATING ELECTING THE 4% FOR LIFE GMWB, OR EXERCISING ANY RIGHTS THEREUNDER, IN MAKING YOUR DECISION PLEASE CONSIDER THE RESULTS BASED ON THE SPECIFIC FACTS THAT APPLY TO YOU. THE FOR LIFE GUARANTEE PERMITS WITHDRAWALS OF THE GAWA FOR THE LONGER OF THE OWNER'S LIFE OR THE LIFE OF THE FIRST OF THE JOINT OWNERS TO DIE IF CONDITIONS FOR THE BENEFIT TO BE FULLY EFFECTIVE ARE SATISFIED.


THE FOLLOWING EXAMPLE ASSUMES YOU SELECT THE 4% FOR LIFE GMWB AND THE 20% ADDITIONAL FREE WITHDRAWAL BENEFIT WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000. NO OTHER OPTIONAL BENEFITS ARE SELECTED.

     o Your beginning Guaranteed Withdrawal Balance (GWB) is $100,000, which is your initial Premium payment.

     o Your beginning Guaranteed Annual Withdrawal Amount (GAWA) is $4,000, which is 4% of your GWB.

     o The maximum amount that you can withdraw free of a withdrawal charge is $20,000.

If you withdraw $20,000 at the end of the first Contract Year and your Contract Value is equal to $105,000 before the withdrawal, then

     o The entire amount withdrawn is free of withdrawal charges. If the 20% Additional Free Withdrawal benefit had not been elected, $10,000 of the withdrawal would have been subject to a withdrawal charge.

     o We recalculate your GWB by comparing the results of two calculations and choosing the lesser amount:

          o First, we deduct the amount of the withdrawal ($20,000) from your Contract Value ($105,000). This equals $85,000 and is your new Contract Value.

          o Second, we deduct the amount of the withdrawal ($20,000) from your GWB ($100,000). This is $80,000.

          Your new GWB is $80,000, since this is the lesser of the two amounts.

     o Since the Contract Value after the partial withdrawal ($85,000) is more than the new GWB ($80,000), but less than the GWB prior to the partial withdrawal ($100,000), the GAWA is reduced. The new GAWA is 4% of the greater of the Contract Value after the partial withdrawal or the new GWB, which is $3,400. Since the withdrawal is greater than the GAWA, the For Life Guarantee is null and void.

If you then withdraw your GAWA ($3,400) at the end of the fifth Contract Year and your Contract Value has decreased to $70,000 then

     o Your GWB becomes $76,600, which is your prior GWB ($80,000) minus the GAWA ($3,400).

     o Your GAWA for the next year remains $3,400, because you did not take more than the GAWA ($3,400).

     o    Your Contract Value after the withdrawal is $66,600.

If your Contract Value continues to experience negative or zero net growth and you continue to withdraw your GAWA each year until your GWB is depleted, the total amount you will have received is equal your original premium of $100,000. If you had not elected the 20% Additional Free Withdrawal Benefit, the total amount you would have received is $100,000 less the withdrawal charge.

                                   APPENDIX H


                            ACCUMULATION UNIT VALUES

The following tables reflect the values of Accumulation Units for each Investment Division for the beginning and end of the periods indicated, and the number of Accumulation Units outstanding as of the end of the periods indicated
- for a base Contract (with no optional endorsements) and for a Contract with the most expensive combination of optional endorsements (through the end of the most recent period). This information derives from the financial statements of the Separate Account, which together constitute the Separate Account's condensed financial information. The annualized charge for your Contract may fall in between the charge for a base Contract and a Contract with the most expensive combination of optional endorsements, and complete condensed financial information about the Separate Account is available in the SAI. Contact the Annuity Service Center to request your copy free of charge, and contact information is on the cover page of the prospectus.

With these tables, please note the following changes with the Investment Divisions. Effective May 2, 2005, the names of these Investment Divisions changed (whether or not in connection with a sub-adviser change or Fund merger):


                       JNL/Putnam International Equity TO JNL/JPMorgan International Equity
                                                       --
                        JNL/Alliance Capital Growth TO JNL/T. Rowe Price Established Growth
                                                    --
              JNL/Mellon Capital Management NASDAQ (R) 15 TO JNL/Mellon Capital Management Nasdaq (R) 15
                                                          --
 JNL/Mellon Capital Management Pharmaceutical/Healthcare Sector TO JNL/Mellon Capital Management Healthcare Sector
                                                                --
           JNL/Mellon Capital Management Energy Sector TO JNL/Mellon Capital Management Oil & Gas Sector
                                                       --

Also effective May 2, 2005, the Separate Account has these new Investment
Divisions, on which no Accumulation Unit information is available yet: JNL/AIM
Real Estate; JNL/Franklin Templeton Small Cap Value; and JNL/Goldman Sachs Mid
Cap Value.

At the end of the tables in the SAI are the footnotes with the beginning dates of activity for each Investment Division at every applicable charge level
(annualized) under the Contract.

ACCUMULATION UNIT VALUES
BASE CONTRACT - M&E 1.25%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Select Large Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $25.25
    End of period                                                                            $26.50
  Accumulation units outstanding
  at the end of period                                                                         187

JNL/FMR Capital Growth Division574

  Accumulation unit value:
    Beginning of period                                                                      $18.27
    End of period                                                                            $21.31
  Accumulation units outstanding
  at the end of period                                                                         322

JNL/Select Global Growth Division606

  Accumulation unit value:
    Beginning of period                                                                      $21.71
    End of period                                                                            $23.55
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Alger Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $16.83
    End of period                                                                            $17.69
  Accumulation units outstanding
  at the end of period                                                                         77





INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Eagle Core Equity Division580

  Accumulation unit value:
    Beginning of period                                                                      $15.74
    End of period                                                                            $17.40
  Accumulation units outstanding
  at the end of period                                                                        1,574

JNL/Eagle SmallCap Equity Division580

  Accumulation unit value:
    Beginning of period                                                                      $16.65
    End of period                                                                            $19.82
  Accumulation units outstanding
  at the end of period                                                                        3,955

JNL/Select Balanced Division572

  Accumulation unit value:
    Beginning of period                                                                      $21.64
    End of period                                                                            $23.36
  Accumulation units outstanding
  at the end of period                                                                        7,869

JNL/Putnam Equity Division587

  Accumulation unit value:
    Beginning of period                                                                      $18.46
    End of period                                                                            $20.49
  Accumulation units outstanding
  at the end of period                                                                         525

JNL/PPM America High Yield Bond Division581

  Accumulation unit value:
    Beginning of period                                                                      $15.31
    End of period                                                                            $16.26
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Money Market Division572

  Accumulation unit value:
    Beginning of period                                                                      $12.44
    End of period                                                                            $12.41
  Accumulation units outstanding
  at the end of period                                                                        1,540








INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Putnam Value Equity Division574

  Accumulation unit value:
    Beginning of period                                                                      $18.33
    End of period                                                                            $20.12
  Accumulation units outstanding
  at the end of period                                                                         278

JNL/Salomon Brothers Strategic Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $17.70
    End of period                                                                            $18.90
  Accumulation units outstanding
  at the end of period                                                                       26,301

JNL/Salomon Brothers U.S. Government & Quality Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.20
    End of period                                                                            $15.81
  Accumulation units outstanding
  at the end of period                                                                       45,355

JNL/T. Rowe Price Established Growth Division580

  Accumulation unit value:
    Beginning of period                                                                      $23.22
    End of period                                                                            $26.16
  Accumulation units outstanding
  at the end of period                                                                        3,375

JNL/JPMorgan International Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $12.20
    End of period                                                                            $13.68
  Accumulation units outstanding
  at the end of period                                                                       25,471

JNL/T. Rowe Price Mid-Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $30.25
    End of period                                                                            $33.96
  Accumulation units outstanding
  at the end of period                                                                        4,545








INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Alliance Capital Growth Division580

  Accumulation unit value:
    Beginning of period                                                                       $9.19
    End of period                                                                            $10.03
  Accumulation units outstanding
  at the end of period                                                                         292

JNL/JPMorgan International Value Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.25
    End of period                                                                            $10.57
  Accumulation units outstanding
  at the end of period                                                                       10,744

JNL/PIMCO Total Return Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $13.60
    End of period                                                                            $14.11
  Accumulation units outstanding
  at the end of period                                                                       106,789

JNL/Lazard Small Cap Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $13.25
    End of period                                                                            $14.79
  Accumulation units outstanding
  at the end of period                                                                       32,087

JNL/Lazard Mid Cap Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.05
    End of period                                                                            $17.42
  Accumulation units outstanding
  at the end of period                                                                       37,892

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                                      $12.84
    End of period                                                                            $13.22
  Accumulation units outstanding
  at the end of period                                                                        1,558








INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division581

  Accumulation unit value:
    Beginning of period                                                                       $7.53
    End of period                                                                             $8.39
  Accumulation units outstanding
  at the end of period                                                                        2,288

JNL/MCM The DowSM 10 Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.38
    End of period                                                                             $9.71
  Accumulation units outstanding
  at the end of period                                                                       12,609

JNL/MCM The S&P(R) 10 Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.59
    End of period                                                                            $10.07
  Accumulation units outstanding
  at the end of period                                                                       11,847

JNL/MCM Global 15 Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.79
    End of period                                                                            $11.91
  Accumulation units outstanding
  at the end of period                                                                       12,993

JNL/MCM 25 Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.45
    End of period                                                                            $12.11
  Accumulation units outstanding
  at the end of period                                                                       16,445

JNL/MCM Select Small-Cap Division572

  Accumulation unit value:
    Beginning of period                                                                      $16.19
    End of period                                                                            $18.63
  Accumulation units outstanding
  at the end of period                                                                        6,020








INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/MCM Technology Sector Division585

  Accumulation unit value:
    Beginning of period                                                                       $5.40
    End of period                                                                             $5.79
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Healthcare Sector Division574

  Accumulation unit value:
    Beginning of period                                                                      $11.00
    End of period                                                                            $10.90
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Financial Sector Division594

  Accumulation unit value:
    Beginning of period                                                                      $11.24
    End of period                                                                            $12.26
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Oil & Gas Sector Division574

  Accumulation unit value:
    Beginning of period                                                                      $14.29
    End of period                                                                            $17.59
  Accumulation units outstanding
  at the end of period                                                                        1,874

JNL/MCM Consumer Brands Sector Division590

  Accumulation unit value:
    Beginning of period                                                                      $10.05
    End of period                                                                            $11.01
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Communications Sector Division585

  Accumulation unit value:
    Beginning of period                                                                       $4.02
    End of period                                                                             $4.60
  Accumulation units outstanding
  at the end of period                                                                          -








INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Putnam Midcap Growth Division583

  Accumulation unit value:
    Beginning of period                                                                       $6.48
    End of period                                                                             $7.63
  Accumulation units outstanding
  at the end of period                                                                         152

JNL/FMR Balanced Division576

  Accumulation unit value:
    Beginning of period                                                                       $9.24
    End of period                                                                            $10.27
  Accumulation units outstanding
  at the end of period                                                                        4,447

JNL/T. Rowe Price Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.90
    End of period                                                                            $13.31
  Accumulation units outstanding
  at the end of period                                                                        1,068

JNL/MCM S&P 500 Index Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.78
    End of period                                                                            $10.56
  Accumulation units outstanding
  at the end of period                                                                        9,385

JNL/MCM S&P 400 MidCap Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.60
    End of period                                                                            $12.92
  Accumulation units outstanding
  at the end of period                                                                        5,283

JNL/MCM Small Cap Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.66
    End of period                                                                            $13.24
  Accumulation units outstanding
  at the end of period                                                                        7,009








INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/MCM International Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.99
    End of period                                                                            $13.66
  Accumulation units outstanding
  at the end of period                                                                        3,489

JNL/MCM Bond Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.80
    End of period                                                                            $11.16
  Accumulation units outstanding
  at the end of period                                                                        4,090

JNL/Oppenheimer Global Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.08
    End of period                                                                            $11.40
  Accumulation units outstanding
  at the end of period                                                                       10,066

JNL/Oppenheimer Growth Division580

  Accumulation unit value:
    Beginning of period                                                                       $7.89
    End of period                                                                             $8.25
  Accumulation units outstanding
  at the end of period                                                                        4,629

JNL/AIM Large Cap Growth Division574

  Accumulation unit value:
    Beginning of period                                                                      $10.37
    End of period                                                                            $11.24
  Accumulation units outstanding
  at the end of period                                                                        4,280

JNL/AIM Small Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.35
    End of period                                                                            $11.99
  Accumulation units outstanding
  at the end of period                                                                       24,557








INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Select Value Division580

  Accumulation unit value:
    Beginning of period                                                                      $14.36
    End of period                                                                            $16.50
  Accumulation units outstanding
  at the end of period                                                                        4,737

JNL/MCM Nasdaq 15 Division675

  Accumulation unit value:
    Beginning of period                                                                      $10.00
    End of period                                                                            $10.84
  Accumulation units outstanding
  at the end of period                                                                        5,155

JNL/MCM Value Line 25 Division675

  Accumulation unit value:
    Beginning of period                                                                      $10.00
    End of period                                                                            $11.44
  Accumulation units outstanding
  at the end of period                                                                       13,239

JNL/MCM VIP Division677

  Accumulation unit value:
    Beginning of period                                                                      $10.05
    End of period                                                                            $11.08
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM JNL 5 Division683

  Accumulation unit value:
    Beginning of period                                                                       $9.71
    End of period                                                                            $10.91
  Accumulation units outstanding
  at the end of period                                                                       44,637

Fifth Third Quality Growth VIP Division572

  Accumulation unit value:
    Beginning of period                                                                       $6.99
    End of period                                                                             $7.24
  Accumulation units outstanding
  at the end of period                                                                       129,125








INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

Fifth Third Balanced VIP Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.64
    End of period                                                                            $12.18
  Accumulation units outstanding
  at the end of period                                                                        2,716

Fifth Third Mid Cap VIP Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.21
    End of period                                                                            $15.09
  Accumulation units outstanding
  at the end of period                                                                       33,132

Fifth Third Disciplined Value VIP Division576

  Accumulation unit value:
    Beginning of period                                                                      $13.47
    End of period                                                                            $15.08
  Accumulation units outstanding
  at the end of period                                                                       70,674





ACCUMULATION UNIT VALUES
CONTRACT - M&E 3.01% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND EARNINGSMAX AND PREMIUM CREDIT 4% AND
GUARANTEED MINIMUM WITHDRAWAL BENEFIT

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Select Large Cap Growth Division585

  Accumulation unit value:
    Beginning of period                                                                      $21.14
    End of period                                                                            $22.36
  Accumulation units outstanding
  at the end of period                                                                         916

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Global Growth Division583

  Accumulation unit value:
    Beginning of period                                                                      $17.50
    End of period                                                                            $19.87
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Alger Growth Division606

  Accumulation unit value:
    Beginning of period                                                                      $14.74
    End of period                                                                            $15.04
  Accumulation units outstanding
  at the end of period                                                                          -








INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Eagle Core Equity Division612

  Accumulation unit value:
    Beginning of period                                                                      $13.96
    End of period                                                                            $15.04
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Eagle SmallCap Equity Division585

  Accumulation unit value:
    Beginning of period                                                                      $14.96
    End of period                                                                            $17.13
  Accumulation units outstanding
  at the end of period                                                                         341

JNL/Select Balanced Division610

  Accumulation unit value:
    Beginning of period                                                                      $18.52
    End of period                                                                            $19.72
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Putnam Equity Division631

  Accumulation unit value:
    Beginning of period                                                                      $15.43
    End of period                                                                            $17.29
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/PPM America High Yield Bond Division663

  Accumulation unit value:
    Beginning of period                                                                      $13.75
    End of period                                                                            $13.78
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A








INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Putnam Value Equity Division610

  Accumulation unit value:
    Beginning of period                                                                      $15.98
    End of period                                                                            $16.98
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Salomon Brothers Strategic Bond Division585

  Accumulation unit value:
    Beginning of period                                                                      $14.98
    End of period                                                                            $15.95
  Accumulation units outstanding
  at the end of period                                                                         340

JNL/Salomon Brothers U.S. Government & Quality Bond Division585

  Accumulation unit value:
    Beginning of period                                                                      $12.91
    End of period                                                                            $13.34
  Accumulation units outstanding
  at the end of period                                                                         790

JNL/T. Rowe Price Established Growth Division606

  Accumulation unit value:
    Beginning of period                                                                      $20.85
    End of period                                                                            $22.08
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/JPMorgan International Equity Division607

  Accumulation unit value:
    Beginning of period                                                                      $10.26
    End of period                                                                            $11.54
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/T. Rowe Price Mid-Cap Growth Division606

  Accumulation unit value:
    Beginning of period                                                                      $26.23
    End of period                                                                            $28.66
  Accumulation units outstanding
  at the end of period                                                                          -








INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Alliance Capital Growth Division657

  Accumulation unit value:
    Beginning of period                                                                       $8.11
    End of period                                                                             $8.89
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/JPMorgan International Value Division585

  Accumulation unit value:
    Beginning of period                                                                       $7.86
    End of period                                                                             $9.37
  Accumulation units outstanding
  at the end of period                                                                         778

JNL/PIMCO Total Return Bond Division585

  Accumulation unit value:
    Beginning of period                                                                      $12.09
    End of period                                                                            $12.51
  Accumulation units outstanding
  at the end of period                                                                        1,265

JNL/Lazard Small Cap Value Division585

  Accumulation unit value:
    Beginning of period                                                                      $11.48
    End of period                                                                            $13.11
  Accumulation units outstanding
  at the end of period                                                                         444

JNL/Lazard Mid Cap Value Division585

  Accumulation unit value:
    Beginning of period                                                                      $13.19
    End of period                                                                            $15.45
  Accumulation units outstanding
  at the end of period                                                                         618

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                                      $11.43
    End of period                                                                            $11.72
  Accumulation units outstanding
  at the end of period                                                                          -








INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division650

  Accumulation unit value:
    Beginning of period                                                                       $6.95
    End of period                                                                             $7.60
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM The DowSM 10 Division586

  Accumulation unit value:
    Beginning of period                                                                       $8.25
    End of period                                                                             $8.82
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM The S&P(R) 10 Division586

  Accumulation unit value:
    Beginning of period                                                                       $7.79
    End of period                                                                             $9.15
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Global 15 Division586

  Accumulation unit value:
    Beginning of period                                                                       $8.68
    End of period                                                                            $10.82
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM 25 Division586

  Accumulation unit value:
    Beginning of period                                                                       $9.40
    End of period                                                                            $10.99
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Select Small-Cap Division586

  Accumulation unit value:
    Beginning of period                                                                      $14.59
    End of period                                                                            $16.91
  Accumulation units outstanding
  at the end of period                                                                          -








INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/MCM Technology Sector Division606

  Accumulation unit value:
    Beginning of period                                                                       $5.17
    End of period                                                                             $5.26
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Healthcare Sector Division606

  Accumulation unit value:
    Beginning of period                                                                       $9.99
    End of period                                                                             $9.89
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Financial Sector Division631

  Accumulation unit value:
    Beginning of period                                                                      $10.04
    End of period                                                                            $11.13
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Oil & Gas Sector Division626

  Accumulation unit value:
    Beginning of period                                                                      $13.92
    End of period                                                                            $15.97
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Consumer Brands Sector Division663

  Accumulation unit value:
    Beginning of period                                                                       $8.99
    End of period                                                                             $9.99
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A








INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Putnam Midcap Growth Division583

  Accumulation unit value:
    Beginning of period                                                                       $6.04
    End of period                                                                             $7.03
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/FMR Balanced Division598

  Accumulation unit value:
    Beginning of period                                                                       $8.72
    End of period                                                                             $9.46
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/T. Rowe Price Value Division616

  Accumulation unit value:
    Beginning of period                                                                      $11.14
    End of period                                                                            $12.26
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM S&P 500 Index Division598

  Accumulation unit value:
    Beginning of period                                                                       $9.41
    End of period                                                                            $10.02
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM S&P 400 MidCap Index Division616

  Accumulation unit value:
    Beginning of period                                                                      $10.97
    End of period                                                                            $12.26
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Small Cap Index Division616

  Accumulation unit value:
    Beginning of period                                                                      $10.98
    End of period                                                                            $12.57
  Accumulation units outstanding
  at the end of period                                                                          -








INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/MCM International Index Division631

  Accumulation unit value:
    Beginning of period                                                                      $11.12
    End of period                                                                            $12.97
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Bond Index Division669

  Accumulation unit value:
    Beginning of period                                                                      $10.63
    End of period                                                                            $10.60
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Oppenheimer Global Growth Division606

  Accumulation unit value:
    Beginning of period                                                                       $9.43
    End of period                                                                            $10.69
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/AIM Large Cap Growth Division606

  Accumulation unit value:
    Beginning of period                                                                      $10.29
    End of period                                                                            $10.63
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/AIM Small Cap Growth Division583

  Accumulation unit value:
    Beginning of period                                                                      $10.32
    End of period                                                                            $11.34
  Accumulation units outstanding
  at the end of period                                                                          -








INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Select Value Division671

  Accumulation unit value:
    Beginning of period                                                                      $14.72
    End of period                                                                            $15.85
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Nasdaq 15 Division706

  Accumulation unit value:
    Beginning of period                                                                      $10.43
    End of period                                                                            $10.79
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM VIP Division695

  Accumulation unit value:
    Beginning of period                                                                      $10.10
    End of period                                                                            $11.04
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM JNL 5 Division729

  Accumulation unit value:
    Beginning of period                                                                      $10.72
    End of period                                                                            $10.87
  Accumulation units outstanding
  at the end of period                                                                          -

Fifth Third Quality Growth VIP Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A








INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

Fifth Third Mid Cap VIP Division585

  Accumulation unit value:
    Beginning of period                                                                      $13.38
    End of period                                                                            $14.45
  Accumulation units outstanding
  at the end of period                                                                         609

Fifth Third Disciplined Value VIP Division585

  Accumulation unit value:
    Beginning of period                                                                      $13.14
    End of period                                                                            $14.44
  Accumulation units outstanding
  at the end of period                                                                        1,474










-------------------------------------------------------------------------------------------------------------------
QUESTIONS:   If you have any questions about your Contract, you may contact us at:

ANNUITY SERVICE CENTER:                                   1 (800) 766-4683

         MAIL ADDRESS:                                    P.O. Box 17240, Denver, Colorado 80217-0240

         DELIVERY ADDRESS:                                8055 East Tufts Avenue, Second Floor, Denver,
                                                          Colorado 80237

INSTITUTIONAL MARKETING
GROUP (IMG) SERVICE CENTER:                               1 (800) 777-7779 (8 a.m. - 8 p.m., ET)
(for Contracts purchased through a bank
or another financial institution)

         MAIL ADDRESS:                                    P.O. Box 30392, Lansing, Michigan 48909-7892

         DELIVERY ADDRESS:                                1 Corporate Way, Lansing, Michigan 48951
                                                          Attn:  IMG

HOME OFFICE:                                              1 Corporate Way, Lansing, Michigan 48951

-------------------------------------------------------------------------------------------------------------------


                        STATEMENT OF ADDITIONAL INFORMATION


                                   MAY 2, 2005



                      INDIVIDUAL AND GROUP FLEXIBLE PREMIUM
                  FIXED AND VARIABLE DEFERRED ANNUITY CONTRACTS
               ISSUED BY THE JACKSON NATIONAL SEPARATE ACCOUNT - I
                  OF JACKSON NATIONAL LIFE INSURANCE COMPANY(R)



This Statement of Additional Information (SAI) is not a prospectus. It contains information in addition to and more detailed than set forth in the Prospectus and should be read in conjunction with the Prospectus dated May 2, 2005. The Prospectus may be obtained from Jackson National Life Insurance Company by writing P.O. Box 17240, Denver, Colorado 80217-0240, or calling 1-800-766-4683.




                                TABLE OF CONTENTS
                                                                                                 PAGE


General Information and History.....................................................................2
Services............................................................................................3
Purchase of Securities Being Offered................................................................3
Underwriters........................................................................................4
Calculation of Performance..........................................................................4
Additional Tax Information..........................................................................6
Net Investment Factor..............................................................................19
Condensed Financial Information....................................................................21


GENERAL INFORMATION AND HISTORY

Jackson National Separate Account - I (Separate Account) is a separate investment account of Jackson National Life Insurance Company (Jackson National(R)). Jackson National is a wholly owned subsidiary of Brooke Life Insurance Company and is ultimately a wholly owned subsidiary of Prudential plc, London, England, a publicly traded life insurance company in the United Kingdom.

The JNL/Mellon Capital Management S&P Divisions and JNL/S&P Divisions are not sponsored, endorsed, sold or promoted by Standard & Poor's (S&P(R)), a division of The McGraw-Hill Companies, Inc. S&P makes no representation or warranty, express or implied, to the owners of the Divisions or any member of the public regarding the advisability of investing in securities generally or in the Divisions particularly or the ability of the S&P 500 Index and the S&P 400 Index to track general stock market performance. S&P's only relationship to the Separate Account (Licensee) is the licensing of certain trademarks and trade names of S&P and of the S&P 500(R) and S&P 400 Index which are determined, composed and calculated by S&P without regard to the Licensee or the Divisions. S&P has no obligation to take the needs of the Licensee or the owners of the Divisions into consideration in determining, composing or calculating the S&P 500 and S&P 400 Indexes. S&P is not responsible for and has not participated in the determination of the prices and amount of the Divisions or the timing of the issuance or sale of the Divisions or in the determination or calculation of the equation by which the Divisions are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Divisions.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX AND THE S&P INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE DIVISIONS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX AND S&P 400 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX AND THE S&P 400 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Value Line Publishing, Inc.'s ("VLPI") only relationship to JNL is VLPI's licensing to JNL of certain VLPI trademarks and trade names and the Value Line Timeliness Ranking System (the "System"), which is composed by VLPI without regard to JNL, this Product or any investor. VLPI has no obligation to take the needs of JNL or any investor in the Product into consideration in composing the System. The Product results may differ from the hypothetical or published results of the Value Line Timeliness Ranking System. VLPI is not responsible for and has not participated in the determination of the prices and composition of the Product or the timing of the issuance for sale of the Product or in the calculation of the equations by which the Product is to be converted into cash.

VLPI MAKES NO WARRANTY CONCERNING THE SYSTEM, EXPRESS OR IMPLIED, INCLUDING, BUT NOT LIMITED TO, ANY IMPLIED WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR ANY IMPLIED WARRANTIES ARISING FROM USAGE OF TRADE, COURSE OF DEALING OR COURSE OF PERFORMANCE, AND VLPI MAKES NO WARRANTY AS TO THE POTENTIAL PROFITS OR ANY OTHER BENEFITS THAT MAY BE ACHIEVED BY USING THE SYSTEM OR ANY INFORMATION OR MATERIALS GENERATED THEREFROM. VLPI DOES NOT WARRANT THAT THE SYSTEM WILL MEET ANY REQUIREMENTS OR THAT IT WILL BE ACCURATE OR ERROR-FREE. VLPI ALSO DOES NOT GUARANTEE ANY USES, INFORMATION, DATA OR OTHER RESULTS GENERATED FROM THE SYSTEM. VLPI HAS NO OBLIGATION OR LIABILITY (I) IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF THE PRODUCT; OR (II) FOR ANY LOSS, DAMAGE, COST OR EXPENSE SUFFERED OR INCURRED BY ANY INVESTOR OR OTHER PERSON OR ENTITY IN CONNECTION WITH THIS PRODUCT, AND IN NO EVENT SHALL VLPI BE LIABLE FOR ANY LOST PROFITS OR OTHER CONSEQUENTIAL, SPECIAL, PUNITIVE, INCIDENTAL, INDIRECT OR EXEMPLARY DAMAGES IN CONNECTION WITH THE PRODUCT.

SERVICES

Jackson National keeps the assets of the Separate Account. Jackson National holds all cash of the Separate Account and attends to the collection of proceeds of shares of the underlying Funds bought and sold by the Separate Account.


The financial statements of Jackson National Separate Account - I and Jackson National Life Insurance Company for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, an independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. Jackson National Life Insurance Company's audit report refers to the adoption effective January 1, 2004 of the Accounting Standards Executive Committee of the American Institute of Certified Public Accountant's Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts." KPMG LLP is located at 303 East
Wacker Drive, Chicago, Illinois 60601.


PURCHASE OF SECURITIES BEING OFFERED

The Contracts will be sold by licensed insurance agents in states where the Contracts may be lawfully sold. The agents will be registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and members of the National Association of Securities Dealers, Inc. (NASD).

UNDERWRITERS

The Contracts are offered continuously and are distributed by Jackson National Life Distributors, Inc. (JNLD), 8055 E. Tufts Avenue, Denver, Colorado 80237. JNLD is a subsidiary of Jackson National.


For Perspective II(R), the aggregate amount of underwriting commissions paid to broker/dealers was $64,849,297 in 2002, $173,795,782 in 2003 and $210,474,026 in
2004. JNLD did not retain any portion of the commissions.

For Perspective Fifth Third, the aggregate amount of underwriting commissions paid to broker/dealers was $3,407,468 in 2004. The product was not available in 2003 and 2002.


CALCULATION OF PERFORMANCE


When Jackson National advertises performance for an Investment Division (except the JNL/Select Money Market Division (formerly, JNL/PPM America Money Market Division)), we will include quotations of standardized average annual total return to facilitate comparison with standardized average annual total return advertised by other variable annuity separate accounts. Standardized average annual total return for an Investment Division will be shown for periods beginning on the date the Investment Division first invested in the corresponding Funds. We will calculate standardized average annual total return according to the standard methods prescribed by rules of the Securities and Exchange Commission.


Standardized average annual total return for a specific period is calculated by taking a hypothetical $1,000 investment in an Investment Division at the offering on the first day of the period ("initial investment") and computing the average annual compounded rate of return for the period that would equate the initial investment with the ending redeemable value ("redeemable value") of that investment at the end of the period, carried to at least the nearest hundredth of a percent. Standardized average annual total return reflects the deduction of all recurring charges that are charged to all Contracts. The redeemable value also reflects the effect of any applicable withdrawal charge or other charge that may be imposed at the end of the period. No deduction is made for premium taxes that may be assessed by certain states.

Jackson National may also advertise non-standardized total return on an annualized and cumulative basis. Non-standardized total return may be for periods other than those required to be presented or may otherwise differ from standardized average annual total return. The Contract is designed for long-term investment; therefore, Jackson National believes that non-standardized total return that does not reflect the deduction of any applicable withdrawal charge may be useful to investors. Reflecting the deduction of the withdrawal charge decreases the level of performance advertised. Non-standardized total return may also assume a larger initial investment that more closely approximates the size of a typical Contract.

Standardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. Both standardized average annual total return quotations and non-standardized total return quotations will be based on rolling calendar quarters and will cover at least periods of one, five, and ten years, or a period covering the time the Investment Division has been in existence, if it has not been in existence for one of the prescribed periods.

Quotations of standardized average annual total return and non-standardized total return are based upon historical earnings and will fluctuate. Any quotation of performance should not be considered a guarantee of future performance. Factors affecting the performance of an Investment Division and its corresponding Fund include general market conditions, operating expenses and investment management. An owner's withdrawal value upon surrender of a Contract may be more or less than its original cost.

Jackson National may advertise the current annualized yield for a 30-day period for an Investment Division. The annualized yield of an Investment Division refers to the income generated by the Investment Division over a specified 30-day period. Because this yield is annualized, the yield generated by an Investment Division during the 30-day period is assumed to be generated each 30-day period. The yield is computed by dividing the net investment income per accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:

Where:

      a   =   net investment income earned during the period by the Fund attributable to shares owned by the Investment Division.
      b   =   expenses for the Investment Division accrued for the period (net of reimbursements).
      c   =   the average daily number of accumulation units outstanding during the period.
      d   =   the maximum offering price per accumulation unit on the last day of the period.

The maximum withdrawal charge is 8.5%.

Net investment income will be determined in accordance with rules established by the Securities and Exchange Commission. Accrued expenses will include all recurring fees that are charged to all Contracts.

Because of the charges and deductions imposed by the Separate Account, the yield for an Investment Division will be lower than the yield for the corresponding Funds. The yield on amounts held in the Investment Division normally will fluctuate over time. Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return. An Investment Division's actual yield will be affected by the types and quality of portfolio securities held by the Fund and the Fund operating expenses.

Any current yield quotations of the JNL/Select Money Market Division will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. We may advertise yield for the Division based on different time periods, but we will accompany it with a yield quotation based on a seven calendar day period. The JNL/Select Money Market Division's yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from Contracts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return and multiplying the base period return by (365/7). The JNL/Select Money Market Division's effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the Division.

The JNL/Select Money Market Division's and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the Fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the Fund's expenses. Although the Investment Division determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitations described in the Fund's Prospectus or Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will be maintained for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that neither a Contract owner's investment in the JNL/Select Money Market Division nor that Division's investment in the JNL/Select Money Market Division is guaranteed or insured. Yields of other money market Funds may not be comparable if a different base or another method of calculation is used.

ADDITIONAL TAX INFORMATION

NOTE: INFORMATION CONTAINED HEREIN SHOULD NOT BE SUBSTITUTED FOR THE ADVICE OF A PERSONAL TAX ADVISER. JACKSON NATIONAL DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT OTHER SPECIAL RULES MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS OR TO COMPARE THE TAX TREATMENT OF THE CONTRACTS TO THE TAX TREATMENT OF ANY OTHER INVESTMENT.

JACKSON NATIONAL'S TAX STATUS

Jackson National is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from Jackson National and its operations form a part of Jackson National.

TAXATION OF ANNUITY CONTRACTS IN GENERAL

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code"), governs taxation of annuities in general. An individual owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a withdrawal or as annuity payments under the annuity option elected. For a withdrawal received as a total surrender (total redemption or a death benefit), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For a payment received as a partial withdrawal from a non-qualified Contract, federal tax liability is generally determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the Contract is withdrawn. In the case of a partial withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable. For Contracts issued in connection with non-qualified plans, the cost basis is generally the premiums, while for Contracts issued in connection with tax-qualified plans there may be no cost basis. The taxable portion of a withdrawal is taxed at ordinary income tax rates. Tax penalties may also apply.

For annuity payments, a portion of each payment in excess of an exclusion amount is includable in taxable income. All annuity payments in excess of the exclusion amount are fully taxable at ordinary income rates.

The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the fixed or estimated number of years for which annuity payments are to be made. No exclusion is allowed with respect to any payments received after the investment in the Contract has been recovered (i.e., when the total of the excludable amounts equals the investment in the Contract). For certain types of tax-qualified plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code.

The taxable portion is taxed at ordinary income tax rates. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of distributions.

Jackson National is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from Jackson National and its operations form a part of Jackson National.

WITHHOLDING TAX ON DISTRIBUTIONS

The Code generally requires Jackson National (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a Contract. For "eligible rollover distributions" from Contracts issued under certain types of tax-qualified plans, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct transfer. This requirement is mandatory and cannot be waived by the owner.

An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a plan qualified under Section 401(a) or 403(a) of the Code, from a tax sheltered annuity qualified under Section 403(b) of the Code or an eligible deferred compensation plan of a state or local government under Section 457(b) (other than (1) a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee, and his or her designated beneficiary, or for a specified period of ten years or more; (2) minimum distributions required to be made under the Code; and (3) hardship withdrawals). Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

Withdrawals or distributions from a Contract other than eligible rollover distributions are also subject to withholding on the estimated taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming three withholding exemptions.

Generally, the amount of any payment of interest to a non-resident alien of the United States shall be subject to withholding of a tax equal to 30% of such amount or, if applicable, a lower treaty rate. A payment may not be subject to withholding where the recipient sufficiently establishes that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and such payment is included in the recipient's gross income.

DIVERSIFICATION -- SEPARATE ACCOUNT INVESTMENTS

Section 817(h) of the Code imposes certain asset diversification standards on variable annuity Contracts. The Code provides that a variable annuity Contract will not be treated as an annuity Contract for any period (and any subsequent period) for which the investments held in any segregated asset account underlying the Contract are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the Contract as an annuity Contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity Contracts, such as the Contracts, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued Regulations establishing diversification requirements for the mutual Funds underlying variable Contracts. These Regulations amplify the diversification requirements for variable Contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under these Regulations, a mutual Fund will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the mutual Fund is represented by any one investment; (2) no more than 70% of the value of the total assets of the mutual Fund is represented by any two investments; (3) no more than 80% of the value of the total assets of the mutual Fund is represented by any three investments; and (4) no more than 90% of the value of the total assets of the mutual Fund is represented by any four investments.

Jackson National intends that each Fund of the JNL Series Trust will be managed by its respective investment adviser in such a manner as to comply with these diversification requirements.

At the time the Treasury Department issued the diversification Regulations, it did not provide guidance regarding the circumstances under which Contract owner control of the investments of a segregated asset account would cause the Contract owner to be treated as the owner of the assets of the segregated asset account. Revenue Ruling 2003-91 provides such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes.

Rev. Rul. 2003-91 considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under these variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under the contracts in Rev. Rul. 2003-91 there was no arrangement, plan, contract or agreement between the contract owner and the insurance company regarding the availability of a particular investment option and other than the contract owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or an advisor in its sole and absolute discretion. Twelve investment options were available under the contracts in Rev. Rul. 2003-91 although the insurance company had the right to increase (but to no more than 20) or decrease the number of sub-accounts at any time. The contract owner was permitted to transfer amounts among the various investment options without limitation, subject to incurring fees for more than one transfer per 30-day period.


Like the contracts described in Rev. Rul. 2003-91, under the Contract there will be no arrangement, plan, contract or agreement between a Contract owner and Jackson National regarding the availability of a particular Allocation Option and other than the Contract owner's right to allocate premiums and transfer funds among the available Allocation Options, all investment decisions concerning the Allocation Options will be made by Jackson National or an advisor in its sole and absolute discretion. The Contract will differ from the contracts described in Rev. Rul. 2003-91 in two respects. The first difference is that the contracts described in Rev. Rul. 2003-91 provided only 12 investment options with the insurance company having the ability to add an additional 8 options whereas the Contract offers 57 Investment Divisions and 4 Fixed Account options although a Contract owner can select no more than 18 Allocation Options at any one time. The second difference is that the owner of a contract in Rev. Rul. 2003-91 could only make one transfer per 30-day period without a fee whereas during the accumulation phase, a Contract owner can make 15 transfers in any one year without a charge.


Rev. Rul. 2003-91 states that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. Jackson National does not believe that the differences between the Contract and the contracts described in Rev. Rul. 2003-91 with respect to the number of investment choices and the number of investment transfers that can be made under the Contract without an additional charge should prevent the holding in Rev. Rul. 2003-91 from applying to the owner of a Contract. At this time, however, it cannot be determined whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. Jackson National reserves the right to modify the Contract to the extent required to maintain favorable tax treatment.

MULTIPLE CONTRACTS

The Code provides that multiple non-qualified annuity Contracts that are issued within a calendar year to the same Contract owner by one company or its affiliates are treated as one annuity Contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such multiple Contracts. For purposes of this rule, Contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one annuity Contract in any calendar year.

PARTIAL 1035 EXCHANGES

Section 1035 of the Code provides that an annuity Contract may be exchanged in a tax-free transaction for another annuity Contract. Historically, it was presumed that only the exchange of an entire Contract, as opposed to a partial exchange, would be accorded tax-free status. In 1998, in CONWAY VS. COMMISSIONER, the Tax Court held that the direct transfer of a portion of an annuity Contract into another annuity Contract qualified as a non-taxable exchange. On November 22, 1999, the Internal Revenue Service filed an Action on Decision that indicated it acquiesced in the Tax Court decision in CONWAY. However, in its acquiescence with the decision of the Tax Court, the Internal Revenue Service stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations as part of a design to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity Contracts under the Code. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area owners should consult their own tax advisers prior to entering into a partial exchange of an annuity Contract.

CONTRACTS OWNED BY OTHER THAN NATURAL PERSONS

Under Section 72(u) of the Code, the investment earnings on premiums for Contracts will be taxed currently to the owner if the owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to Contracts held by a trust or other entity as an agent for a natural person nor to Contracts held by certain tax-qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

TAX TREATMENT OF ASSIGNMENTS

An assignment or pledge of a Contract may have tax consequences. Any assignment or pledge of a tax-qualified Contract may also be prohibited by ERISA in some circumstances. Owners should, therefore, consult competent legal advisers should they wish to assign or pledge their Contracts.

An assignment or pledge of all or any portion of the value of a Non-Qualified Contract is treated under Section 72 of the Code as an amount not received as an annuity. The value of the Contract assigned or pledged that exceeds the aggregate premiums paid will be included in the individual's gross income. In addition, the amount included in the individual's gross income could also be subject to the 10% penalty tax discussed below under Non-Qualified Contracts.

An assignment or pledge of all or any portion of the value of a Qualified Contract will disqualify the Qualified Contract. If the Qualified Contract is part of a qualified pension or profit-sharing plan, the Code prohibits the assignment or alienation of benefits provided under the plan. If the Qualified Contract is an IRA annuity or a 403(b) annuity, the Code requires the Qualified Contract to be nontransferable. If the Qualified Contract is part of an eligible deferred compensation plan, amounts cannot be made available to plan participants or beneficiaries: (1) until the calendar year in which the participant attains age 70 1/2; (2) when the participant has a severance from employment; or (3) when the participant is faced with an unforeseeable emergency.

DEATH BENEFITS

Any death benefits paid under the Contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

IRS APPROVAL

The Contract and all death benefit riders attached thereto have been approved by the IRS for use as an Individual Retirement Annuity prototype.

TAX-QUALIFIED PLANS

The Contracts offered by the Prospectus are designed to be suitable for use under various types of tax-qualified plans. Taxation of owners of a tax-qualified Contract will vary based on the type of plan and the terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a tax-qualified Contract may be subject to the terms and conditions of the plan, regardless of the terms and conditions of the Contracts issued to fund the plan.

TAX TREATMENT OF WITHDRAWALS

NON-QUALIFIED CONTRACTS

Section 72 of the Code governs treatment of distributions from annuity Contracts. It provides that if the Contract value exceeds the aggregate premiums made, any amount withdrawn not in the form of an annuity payment will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are included in a taxpayer's gross income. Section 72 further provides that a 10% penalty will apply to the income portion of any distribution. The penalty is not imposed on amounts received: (1) after the taxpayer reaches 59 1/2; (2) upon the death of the owner; (3) if the taxpayer is totally disabled as defined in Section 72(m)(7) of the Code; (4) in a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his beneficiary; (5) under an immediate annuity; or (6) which are allocable to premium payments made prior to August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

TAX-QUALIFIED CONTRACTS

In the case of a withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a tax-qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (pension and profit sharing plans), 403(b) (tax-sheltered annuities), individual retirement accounts and annuities under 408(a) and (b) (IRAs) and Roth IRAs under 408A. To the extent amounts are not included in gross income because they have been rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed.

The tax penalty will not apply to the following distributions: (1) if distribution is made on or after the date on which the owner or annuitant (as applicable) reaches age 59 1/2; (2) distributions following the death or disability of the owner or annuitant (as applicable) (for this purpose "disability" is defined in Section 72(m)(7) of the Code); (3) upon separation from service after attainment of age 55, distributions that are part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such owner or annuitant (as applicable) and his or her designated beneficiary; (4) distributions to an owner or annuitant (as applicable) who has separated from service after he has attained age 55; (5) distributions made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (6) distributions made to an alternate payee pursuant to a qualified domestic relations order; (7) distributions made on account of an IRS levy upon the qualified Contracts; (8) distributions from an IRA after separation from employment for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Contract owner or annuitant (as applicable) and his or her spouse and dependents if the Contract owner or annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Contract owner or annuitant (as applicable) has been re-employed for at least 60 days); (9) distributions from an IRA made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) (as applicable) for the taxable year; and (10) distributions from an IRA made to the owner or annuitant (as applicable) which are qualified first time home buyer distributions (as defined in Section 72(t)(8) of the Code). The exceptions stated in items (4) and (6) above do not apply in the case of an IRA. The exception stated in (3) above applies to an IRA without the requirement that there be a separation from service.

With respect to (3) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Withdrawals of amounts attributable to contributions made pursuant to a salary reduction agreement (in accordance with Section 403(b)(11) of the Code) are limited to the following: when the owner attains age 59 1/2, severs employment, dies, becomes disabled (within the meaning of Section 72(m)(7) of the Code), or in the case of hardship. Hardship withdrawals do not include any earnings on salary reduction contributions. These limitations on withdrawals apply to: (1) salary reduction contributions made after December 31, 1988; (2) income attributable to such contributions; and (3) income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or exchanges between certain tax-qualified plans. Tax penalties may also apply. While the foregoing limitations only apply to certain Contracts issued in connection with Section 403(b) plans, all owners should seek competent tax advice regarding any withdrawals or distributions.

The taxable portion of a withdrawal or distribution from tax-qualified Contracts may, under some circumstances, be "rolled over" into another eligible plan so as to continue to defer income tax on the taxable portion. Such treatment is available for an "eligible rollover distribution" made by certain types of plans (as described above under "Taxes - Withholding Tax on Distributions") that is transferred within 60 days of receipt into another eligible plan or an IRA. Plans making such eligible rollover distributions are also required, with some exceptions specified in the Code, to provide for a direct transfer of the distribution to the transferee plan designated by the recipient.

Amounts received from IRAs may also be rolled over into other IRAs or certain other plans, subject to limitations set forth in the Code.

Generally, distributions from a tax-qualified plan must commence no later than April 1 of the calendar year following the year in which the employee attains the later of age 70 1/2 or the date of retirement. In the case of an IRA, distributions must commence no later than April 1 of the calendar year following the year in which the owner attains age 70 1/2. Required distributions from defined contribution plans and IRAs are determined by dividing the account balance by the appropriate distribution period found in a uniform lifetime distribution table set forth in IRS regulations. If the sole beneficiary is the Contract holder's or employee's spouse and the spouse is more than 10 years younger than the employee, a longer distribution period measured by the joint life and last survivor expectancy of the Contract holder employee and spouse is permitted to be used. Distributions under a defined benefit plan or an annuity Contract must be paid in the form of periodic annuity payments for the employee's life (or the joint lives of the employee and beneficiary) or over a period certain that does not exceed the period under the uniform lifetime table for the employee's age in the year in which the annuity starting date occurs. If the required minimum distributions are not made, a 50% penalty tax on the amount not distributed is imposed on the individual.

Prior to the date that annuity payments begin under an annuity Contract, the required minimum distribution rules applicable to defined contribution plans and IRAs will be used. For this purpose, the entire interest under an annuity Contract is the account value under the Contract plus the actuarial value of any other benefits such as guaranteed death benefits that will be provided under the Contract.

TYPES OF TAX-QUALIFIED PLANS

The Contracts offered herein are designed to be suitable for use under various types of tax-qualified plans. Taxation of participants in each tax-qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a tax-qualified plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into Jackson National's administrative procedures. Jackson National is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless Jackson National specifically consents to be bound. Owners, annuitants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

A tax-qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a tax-qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a tax-qualified plan. Following are general descriptions of the types of tax-qualified plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding tax-qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a tax-qualified plan.

Contracts issued pursuant to tax-qualified plans include special provisions restricting Contract provisions that may otherwise be available as described herein. Generally, Contracts issued pursuant to tax-qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Tax-Qualified Contracts. (See "Tax Treatment of Withdrawals - Tax-Qualified Contracts" above.)

On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE V. NORRIS that benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by Jackson National in connection with certain Tax-Qualified Plans will utilize tables that do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

         (a) Tax-Sheltered Annuities

         Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not included in the gross income of the employee until the employee receives distributions from the Contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, non-discrimination and withdrawals. Employee loans are not allowed under these Contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

         (b) Individual Retirement Annuities

         Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "individual retirement annuity" ("IRA annuity"). Under applicable limitations, certain amounts may be contributed to an IRA annuity that will be deductible from the individual's gross income. IRA annuities are subject to limitations on eligibility, contributions, transferability and distributions. Sales of IRA annuities are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as IRA annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

         (c) Roth IRA Annuities

         Section 408A of the Code provides that individuals may purchase a non-deductible IRA annuity, known as a Roth IRA annuity. Purchase payments for Roth IRA annuities are limited to a maximum of $2,000 per year and are not deductible from taxable income. The Economic Growth & Tax Relief Reconciliation Act of 2001 (the "Act") increases the maximum annual dollar limitation limit for IRA contributions (including Roth IRA contributions) from $2,000 to $3,000 for calendar years 2002 through 2004; $4,000 for calendar years 2005 through 2007; and $5,000 for 2008. After 2008, the limit will be adjusted annually for inflation in $500 increments. In addition, the Act allows individuals age 50 and older to make additional catch-up IRA contributions. The otherwise maximum contribution limit (before application of adjusted gross income phase-out limits) for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $500 for 2002 through 2005 and $1,000 for 2006 and later.

         Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $2,000 annual limitation (increased as discussed above) continues to apply to all of a taxpayer's IRA annuity contributions, including Roth IRA annuities and non-Roth IRA annuities.

         Qualified distributions from Roth IRA annuities are free from federal income tax. A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution that is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA annuity. The 10% penalty tax and the regular IRA annuity exceptions to the 10% penalty tax apply to taxable distributions from Roth IRA annuities.

         Amounts may be rolled over from one Roth IRA annuity to another Roth IRA annuity. Furthermore, an individual may make a rollover contribution from a non-Roth IRA annuity to a Roth IRA annuity, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA annuity being rolled over that would be included in income if the distributions were not rolled over. There are no similar limitations on rollovers from one Roth IRA annuity to another Roth IRA annuity.

         (d) Pension and Profit-Sharing Plans

         The Internal Revenue Code permits employers, including self-employed individuals, to establish various types of qualified retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be included in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, transferability of benefits, withdrawals and surrenders. Purchasers of Contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

         (e) Eligible Deferred Compensation Plans -- Section 457

         Under Code provisions, employees and independent Contractors performing services for state and local governments and other tax-exempt organizations may participate in eligible deferred compensation plans under Section 457 of the Code. The amounts deferred under a Plan that meets the requirements of Section 457 of the Code are not taxable as income to the participant until paid or otherwise made available to the participant or beneficiary. As a general rule, the maximum amount that can be deferred in any one year is the lesser of 100% of the participant's includible compensation or the elective deferral limitation. The Act increases the dollar limit on deferrals to conform to the elective deferral limitation. The Act also increases the elective deferral limitation to $11,000 for 2002 and in $1,000 annual increments thereafter until it reaches $15,000 in 2006. The limit is indexed for inflation after that in $500 increments. In addition, the Act allows individuals in eligible deferred compensation plans of state or local governments age 50 and older to make additional catch-up contributions. The otherwise maximum contribution limit for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $1,000 for 2002 and by additional $1,000 increments through 2006, when the catch-up contribution will be $5,000. Catch-up contributions are also available for participants in qualified pension and profit-sharing plans and tax-sheltered annuities under Section 403(b) of the Code.

         In limited circumstances, the plan may provide for additional catch-up contributions in each of the last three years before normal retirement age. Furthermore, the Code provides additional requirements and restrictions regarding eligibility and distributions.

         All of the assets and income of an eligible deferred compensation plan established by a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity Contracts are treated as trusts. The requirement of a trust does not apply to amounts under a Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Plan of a governmental employer if the Plan is not an eligible plan within the meaning of Section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

         In general, distributions from a Plan are prohibited under Section 457 of the Code unless made after the participant:

               o    attains age 70 1/2,

               o    severs employment,

               o    dies, or

               o suffers an unforeseeable financial emergency as defined in the regulations.

Under present federal tax law, amounts accumulated in a Plan of a tax-exempt (non-governmental) employer under Section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other Plans under Section 457. Amounts accumulated in a Plan of a state or local government employer may be transferred or rolled over to another eligible deferred compensation plan of a state or local government, an IRA, a qualified pension or profit-sharing plan or a tax-sheltered annuity under Section 403(b) of the Code.

NET INVESTMENT FACTOR

The net investment factor is an index applied to measure the net investment performance of an Investment Division from one valuation date to the next. The net investment factor for any Investment Division for any valuation period during the accumulation and annuity phases is determined by dividing (a) by (b) and then subtracting (c) from the result where:

         (a) is the net result of:

             (1) the net asset value of a Fund's share held in the Investment Division determined as of the valuation date at the end of the valuation period, plus

             (2) the per share amount of any dividend or other distribution declared by the Fund if the "ex-dividend" date occurs during the valuation period, plus or minus

             (3) a per share credit or charge with respect to any taxes paid or reserved for by Jackson National during the valuation period which are determined by Jackson National to be attributable to the operation of the Investment Division (no federal income taxes are applicable under present law);

         (b) is the net asset value of the Fund share held in the Investment Division determined as of the valuation date at the end of the preceding valuation period; and

         (c) is the asset charge factor determined by Jackson National for the valuation period to reflect the asset-based charges (the mortality and expense risk charge), administration charge, and any applicable charges for optional benefits.

Also see "Income Payments (The Income Phase)" in the Prospectus.

Since the net investment factor may be greater than, less than, or equal to one, and the factor that offsets the 3% investment rate assumed is slightly less than one, the value of an annuity unit (which changes with the product of that factor) and the net investment may increase, decrease or remain the same.

                        CONDENSED FINANCIAL INFORMATION

                            ACCUMULATION UNIT VALUES

The following tables reflect the values of Accumulation Units for each Investment Division for the beginning and end of the periods indicated, and the number of Accumulation Units outstanding as of the end of the periods indicated
- for Contracts with all levels of charges (and combinations of optional endorsements). This information derives from the financial statements of the Separate Account, which together constitute the Separate Account's condensed financial information.

With these tables, please note the following changes with the Investment Divisions. Effective May 2, 2005, the names of these Investment Divisions changed (whether or not in connection with a sub-adviser change or Fund merger):

                         JNL/Putnam International Equity TO JNL/JPMorgan International Equity
                                                         --
                         JNL/Alliance Capital Growth TO JNL/T. Rowe Price Established Growth
                                                     --
                JNL/Mellon Capital Management NASDAQ (R) 15 TO JNL/Mellon Capital Management Nasdaq (R) 15
                                                            --
  JNL/Mellon Capital Management Pharmaceutical/Healthcare Sector TO JNL/Mellon Capital Management Healthcare Sector
                                                                 --
            JNL/Mellon Capital Management Energy Sector TO JNL/Mellon Capital Management Oil & Gas Sector
                                                        --

Also effective May 2, 2005, the Separate Account has these new Investment Divisions, on which no Accumulation Unit information is available yet: JNL/AIM Real Estate; JNL/Franklin Templeton Small Cap Value; and JNL/Goldman Sachs Mid Cap Value.

At the end of the tables are the footnotes with the beginning dates of activity for each Investment Division at every charge level (annualized) under the Contract.

PERSPECTIVE II

ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.00% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
$1 MILLION PREMIUM ADMINISTRATIVE FEE WAIVER

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division346

  Accumulation unit value:
    Beginning of period                                                    $24.55              $21.78               N/A
    End of period                                                          $27.14              $24.55               N/A
  Accumulation units outstanding
  at the end of period                                                      2,275              2,610                N/A

JNL/FMR Capital Growth Division368

  Accumulation unit value:
    Beginning of period                                                    $18.69              $16.77               N/A
    End of period                                                          $21.83              $18.69               N/A
  Accumulation units outstanding
  at the end of period                                                      1,922              1,922                N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division560

  Accumulation unit value:
    Beginning of period                                                    $17.11               N/A                 N/A
    End of period                                                          $17.77               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     14,480               N/A                 N/A

JNL/Eagle SmallCap Equity Division368

  Accumulation unit value:
    Beginning of period                                                    $17.20              $15.15               N/A
    End of period                                                          $20.23              $17.20               N/A
  Accumulation units outstanding
  at the end of period                                                      5,805              2,512                N/A

JNL/Select Balanced Division560

  Accumulation unit value:
    Beginning of period                                                    $22.20               N/A                 N/A
    End of period                                                          $23.93               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,359               N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Money Market Division575

  Accumulation unit value:
    Beginning of period                                                    $12.72               N/A                 N/A
    End of period                                                          $12.72               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     236,527              N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division346

  Accumulation unit value:
    Beginning of period                                                    $18.29              $18.01               N/A
    End of period                                                          $19.36              $18.29               N/A
  Accumulation units outstanding
  at the end of period                                                      6,348              6,309                N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division560

  Accumulation unit value:
    Beginning of period                                                    $15.72               N/A                 N/A
    End of period                                                          $16.20               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     14,991               N/A                 N/A

JNL/T. Rowe Price Established Growth Division368

  Accumulation unit value:
    Beginning of period                                                    $24.64              $22.35               N/A
    End of period                                                          $26.80              $24.64               N/A
  Accumulation units outstanding
  at the end of period                                                      1,982              1,982                N/A

JNL/JPMorgan International Equity Division346

  Accumulation unit value:
    Beginning of period                                                    $12.16              $10.43               N/A
    End of period                                                          $14.01              $12.16               N/A
  Accumulation units outstanding
  at the end of period                                                      4,721              5,447                N/A

JNL/T. Rowe Price Mid-Cap Growth Division316

  Accumulation unit value:
    Beginning of period                                                    $29.77              $22.26               N/A
    End of period                                                          $34.79              $29.77               N/A
  Accumulation units outstanding
  at the end of period                                                     18,034              3,414                N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division316

  Accumulation unit value:
    Beginning of period                                                     $8.87              $6.22                N/A
    End of period                                                          $10.76              $8.87                N/A
  Accumulation units outstanding
  at the end of period                                                     16,875              8,019                N/A

JNL/PIMCO Total Return Bond Division316

  Accumulation unit value:
    Beginning of period                                                    $13.88              $13.72               N/A
    End of period                                                          $14.35              $13.88               N/A
  Accumulation units outstanding
  at the end of period                                                     26,214              3,635                N/A

JNL/Lazard Small Cap Value Division368

  Accumulation unit value:
    Beginning of period                                                    $13.17              $11.30               N/A
    End of period                                                          $15.04              $13.17               N/A
  Accumulation units outstanding
  at the end of period                                                      4,579              2,661                N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $13.05               N/A                 N/A
    End of period                                                          $13.45               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      9,293               N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division346

  Accumulation unit value:
    Beginning of period                                                     $7.73              $6.90                N/A
    End of period                                                           $8.51              $7.73                N/A
  Accumulation units outstanding
  at the end of period                                                     31,825              8,237                N/A

JNL/MCM The DowSM 10 Division324

  Accumulation unit value:
    Beginning of period                                                     $9.67              $7.53                N/A
    End of period                                                           $9.84              $9.67                N/A
  Accumulation units outstanding
  at the end of period                                                     176,252             91,838               N/A

JNL/MCM The S&P(R) 10 Division324

  Accumulation unit value:
    Beginning of period                                                     $8.77              $7.65                N/A
    End of period                                                          $10.21              $8.77                N/A
  Accumulation units outstanding
  at the end of period                                                     190,696            100,935               N/A

JNL/MCM Global 15 Division324

  Accumulation unit value:
    Beginning of period                                                     $9.52              $7.19                N/A
    End of period                                                          $12.08              $9.52                N/A
  Accumulation units outstanding
  at the end of period                                                     171,645             82,057               N/A

JNL/MCM 25 Division324

  Accumulation unit value:
    Beginning of period                                                    $10.17              $7.61                N/A
    End of period                                                          $12.28              $10.17               N/A
  Accumulation units outstanding
  at the end of period                                                     169,648             92,510               N/A

JNL/MCM Select Small-Cap Division346

  Accumulation unit value:
    Beginning of period                                                    $16.94              $13.74               N/A
    End of period                                                          $18.88              $16.94               N/A
  Accumulation units outstanding
  at the end of period                                                     98,604              53,679               N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division525

  Accumulation unit value:
    Beginning of period                                                     $9.74               N/A                 N/A
    End of period                                                          $10.39               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     64,483               N/A                 N/A

JNL/T. Rowe Price Value Division502

  Accumulation unit value:
    Beginning of period                                                    $12.29               N/A                 N/A
    End of period                                                          $13.47               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     46,459               N/A                 N/A

JNL/MCM S&P 500 Index Division324

  Accumulation unit value:
    Beginning of period                                                     $9.76              $8.15                N/A
    End of period                                                          $10.64              $9.76                N/A
  Accumulation units outstanding
  at the end of period                                                     88,091              31,111               N/A

JNL/MCM S&P 400 MidCap Index Division324

  Accumulation unit value:
    Beginning of period                                                    $11.36              $8.86                N/A
    End of period                                                          $13.02              $11.36               N/A
  Accumulation units outstanding
  at the end of period                                                     45,926              6,909                N/A

JNL/MCM Small Cap Index Division324

  Accumulation unit value:
    Beginning of period                                                    $11.47              $8.50                N/A
    End of period                                                          $13.34              $11.47               N/A
  Accumulation units outstanding
  at the end of period                                                     36,440              4,844                N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division324

  Accumulation unit value:
    Beginning of period                                                    $11.63              $8.85                N/A
    End of period                                                          $13.76              $11.63               N/A
  Accumulation units outstanding
  at the end of period                                                     32,433              5,828                N/A

JNL/MCM Bond Index Division525

  Accumulation unit value:
    Beginning of period                                                    $11.13               N/A                 N/A
    End of period                                                          $11.25               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     45,833               N/A                 N/A

JNL/Oppenheimer Global Growth Division368

  Accumulation unit value:
    Beginning of period                                                     $9.85              $8.20                N/A
    End of period                                                          $11.50              $9.85                N/A
  Accumulation units outstanding
  at the end of period                                                     16,918              5,204                N/A

JNL/Oppenheimer Growth Division346

  Accumulation unit value:
    Beginning of period                                                     $8.07              $7.69                N/A
    End of period                                                           $8.33              $8.07                N/A
  Accumulation units outstanding
  at the end of period                                                     24,547              17,879               N/A

JNL/AIM Large Cap Growth Division525

  Accumulation unit value:
    Beginning of period                                                    $10.57               N/A                 N/A
    End of period                                                          $11.33               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     31,112               N/A                 N/A

JNL/AIM Small Cap Growth Division525

  Accumulation unit value:
    Beginning of period                                                    $11.71               N/A                 N/A
    End of period                                                          $12.08               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     11,947               N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division346

  Accumulation unit value:
    Beginning of period                                                    $14.60              $12.67               N/A
    End of period                                                          $16.59              $14.60               N/A
  Accumulation units outstanding
  at the end of period                                                      7,728              8,970                N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division699

  Accumulation unit value:
    Beginning of period                                                    $10.55               N/A                 N/A
    End of period                                                          $11.44               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     10,790               N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division368

  Accumulation unit value:
    Beginning of period                                                    $11.68              $10.58               N/A
    End of period                                                          $13.03              $11.68               N/A
  Accumulation units outstanding
  at the end of period                                                     70,370               864                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division367

  Accumulation unit value:
    Beginning of period                                                    $10.23              $9.22                N/A
    End of period                                                          $10.48              $10.23               N/A
  Accumulation units outstanding
  at the end of period                                                        0                26,304               N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A







ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.10% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
$1 MILLION PREMIUM ADMINISTRATIVE FEE WAIVER

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division718

  Accumulation unit value:
    Beginning of period                                                    $17.42               N/A                 N/A
    End of period                                                          $17.94               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     17,320               N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division718

  Accumulation unit value:
    Beginning of period                                                    $19.23               N/A                 N/A
    End of period                                                          $20.07               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,487               N/A                 N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division732

  Accumulation unit value:
    Beginning of period                                                    $19.15               N/A                 N/A
    End of period                                                          $19.17               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,790               N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division732

  Accumulation unit value:
    Beginning of period                                                    $16.03               N/A                 N/A
    End of period                                                          $16.04               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,486               N/A                 N/A

JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Equity Division732

  Accumulation unit value:
    Beginning of period                                                    $13.64               N/A                 N/A
    End of period                                                          $13.88               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,932               N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division718

  Accumulation unit value:
    Beginning of period                                                    $33.71               N/A                 N/A
    End of period                                                          $34.46               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,326               N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division732

  Accumulation unit value:
    Beginning of period                                                    $10.52               N/A                 N/A
    End of period                                                          $10.68               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,900               N/A                 N/A

JNL/PIMCO Total Return Bond Division728

  Accumulation unit value:
    Beginning of period                                                    $14.25               N/A                 N/A
    End of period                                                          $14.26               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,597               N/A                 N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division732

  Accumulation unit value:
    Beginning of period                                                    $13.33               N/A                 N/A
    End of period                                                          $13.35               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,749               N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division635

  Accumulation unit value:
    Beginning of period                                                     $8.81               N/A                 N/A
    End of period                                                           $9.79               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     76,326               N/A                 N/A

JNL/MCM The S&P(R) 10 Division635

  Accumulation unit value:
    Beginning of period                                                     $8.18               N/A                 N/A
    End of period                                                          $10.16               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     54,933               N/A                 N/A

JNL/MCM Global 15 Division635

  Accumulation unit value:
    Beginning of period                                                     $9.73               N/A                 N/A
    End of period                                                          $12.01               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     63,812               N/A                 N/A

JNL/MCM 25 Division635

  Accumulation unit value:
    Beginning of period                                                    $10.42               N/A                 N/A
    End of period                                                          $12.21               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     61,962               N/A                 N/A

JNL/MCM Select Small-Cap Division693

  Accumulation unit value:
    Beginning of period                                                    $16.63               N/A                 N/A
    End of period                                                          $18.78               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     30,638               N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division732

  Accumulation unit value:
    Beginning of period                                                     $5.82               N/A                 N/A
    End of period                                                           $5.84               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,156               N/A                 N/A

JNL/MCM Healthcare Sector Division732

  Accumulation unit value:
    Beginning of period                                                    $10.91               N/A                 N/A
    End of period                                                          $10.98               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,582               N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division732

  Accumulation unit value:
    Beginning of period                                                    $17.85               N/A                 N/A
    End of period                                                          $17.73               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,241               N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division732

  Accumulation unit value:
    Beginning of period                                                     $4.65               N/A                 N/A
    End of period                                                           $4.64               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,300               N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 500 Index Division728

  Accumulation unit value:
    Beginning of period                                                    $10.45               N/A                 N/A
    End of period                                                          $10.61               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     11,308               N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division728

  Accumulation unit value:
    Beginning of period                                                    $12.76               N/A                 N/A
    End of period                                                          $12.98               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,419               N/A                 N/A

JNL/MCM Small Cap Index Division635

  Accumulation unit value:
    Beginning of period                                                    $10.65               N/A                 N/A
    End of period                                                          $13.30               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,807               N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division728

  Accumulation unit value:
    Beginning of period                                                    $13.20               N/A                 N/A
    End of period                                                          $13.72               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      8,881               N/A                 N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Global Growth Division718

  Accumulation unit value:
    Beginning of period                                                    $11.24               N/A                 N/A
    End of period                                                          $11.46               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     12,929               N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 15 Division732

  Accumulation unit value:
    Beginning of period                                                    $10.93               N/A                 N/A
    End of period                                                          $10.84               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,744               N/A                 N/A

JNL/MCM Value Line 25 Division710

  Accumulation unit value:
    Beginning of period                                                    $10.69               N/A                 N/A
    End of period                                                          $11.44               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     13,006               N/A                 N/A

JNL/MCM VIP Division732

  Accumulation unit value:
    Beginning of period                                                    $11.07               N/A                 N/A
    End of period                                                          $11.09               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,517               N/A                 N/A

JNL/MCM JNL 5 Division718

  Accumulation unit value:
    Beginning of period                                                    $10.65               N/A                 N/A
    End of period                                                          $10.92               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     57,036               N/A                 N/A







INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division727

  Accumulation unit value:
    Beginning of period                                                    $12.72               N/A                 N/A
    End of period                                                          $12.86               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     39,292               N/A                 N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division732

  Accumulation unit value:
    Beginning of period                                                    $10.32               N/A                 N/A
    End of period                                                          $10.32               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,786               N/A                 N/A

JNL/S&P Managed Moderate Division728

  Accumulation unit value:
    Beginning of period                                                    $10.40               N/A                 N/A
    End of period                                                          $10.51               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,662               N/A                 N/A







ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.15% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
$1 MILLION PREMIUM ADMINISTRATIVE FEE WAIVER AND COMPOUNDING DEATH BENEFIT

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division52

  Accumulation unit value:
    Beginning of period                                                    $24.23              $18.10             $24.60
    End of period                                                          $26.75              $24.23             $18.10
  Accumulation units outstanding
  at the end of period                                                     235,022            138,525             36,898

JNL/FMR Capital Growth Division66

  Accumulation unit value:
    Beginning of period                                                    $18.45              $13.76             $17.82
    End of period                                                          $21.52              $18.45             $13.76
  Accumulation units outstanding
  at the end of period                                                     96,995              75,983             26,363

JNL/Select Global Growth Division570

  Accumulation unit value:
    Beginning of period                                                    $21.54               N/A                 N/A
    End of period                                                          $23.78               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       342                N/A                 N/A

JNL/Alger Growth Division51

  Accumulation unit value:
    Beginning of period                                                    $17.20              $12.86             $18.09
    End of period                                                          $17.86              $17.20             $12.86
  Accumulation units outstanding
  at the end of period                                                     241,196            340,438             70,730








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division51

  Accumulation unit value:
    Beginning of period                                                    $16.70              $13.56             $16.51
    End of period                                                          $17.55              $16.70             $13.56
  Accumulation units outstanding
  at the end of period                                                     345,613            306,401             143,943

JNL/Eagle SmallCap Equity Division52

  Accumulation unit value:
    Beginning of period                                                    $17.02              $12.30             $15.89
    End of period                                                          $19.98              $17.02             $12.30
  Accumulation units outstanding
  at the end of period                                                     216,498            176,558             110,384

JNL/Select Balanced Division52

  Accumulation unit value:
    Beginning of period                                                    $21.52              $17.91             $18.63
    End of period                                                          $23.59              $21.52             $17.91
  Accumulation units outstanding
  at the end of period                                                     947,051            677,305             206,144

JNL/Putnam Equity Division46

  Accumulation unit value:
    Beginning of period                                                    $18.51              $14.71             $18.84
    End of period                                                          $20.68              $18.51             $14.71
  Accumulation units outstanding
  at the end of period                                                     79,254              59,632             22,207

JNL/PPM America High Yield Bond Division50

  Accumulation unit value:
    Beginning of period                                                    $15.84              $13.50             $13.27
    End of period                                                          $16.41              $15.84             $13.50
  Accumulation units outstanding
  at the end of period                                                        -              1,032,188            291,239

JNL/Select Money Market Division57

  Accumulation unit value:
    Beginning of period                                                    $12.57              $12.66             $12.67
    End of period                                                          $12.52              $12.57             $12.66
  Accumulation units outstanding
  at the end of period                                                     555,348            658,159             540,701








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division46

  Accumulation unit value:
    Beginning of period                                                    $18.72              $15.20             $18.74
    End of period                                                          $20.31              $18.72             $15.20
  Accumulation units outstanding
  at the end of period                                                     246,525            238,497             69,138

JNL/Salomon Brothers Strategic Bond Division51

  Accumulation unit value:
    Beginning of period                                                    $18.06              $16.09             $15.17
    End of period                                                          $19.08              $18.06             $16.09
  Accumulation units outstanding
  at the end of period                                                     605,354            428,906             82,513

JNL/Salomon Brothers U.S. Government & Quality Bond Division48

  Accumulation unit value:
    Beginning of period                                                    $15.55              $15.55             $14.31
    End of period                                                          $15.96              $15.55             $15.55
  Accumulation units outstanding
  at the end of period                                                     658,715            648,450             461,407

JNL/T. Rowe Price Established Growth Division46

  Accumulation unit value:
    Beginning of period                                                    $24.32              $18.84             $23.82
    End of period                                                          $26.42              $24.32             $18.84
  Accumulation units outstanding
  at the end of period                                                     589,795            412,851             118,105

JNL/JPMorgan International Equity Division76

  Accumulation unit value:
    Beginning of period                                                    $12.01              $9.45              $12.12
    End of period                                                          $13.81              $12.01              $9.45
  Accumulation units outstanding
  at the end of period                                                     215,184            278,306             98,850

JNL/T. Rowe Price Mid-Cap Growth Division46

  Accumulation unit value:
    Beginning of period                                                    $29.39              $21.45             $26.73
    End of period                                                          $34.29              $29.39             $21.45
  Accumulation units outstanding
  at the end of period                                                     612,189            451,003             118,982








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division52

  Accumulation unit value:
    Beginning of period                                                     $9.61              $7.82              $10.64
    End of period                                                          $10.10              $9.61               $7.82
  Accumulation units outstanding
  at the end of period                                                     214,485            389,478             167,394

JNL/JPMorgan International Value Division218

  Accumulation unit value:
    Beginning of period                                                     $8.79              $6.38               $6.32
    End of period                                                          $10.65              $8.79               $6.38
  Accumulation units outstanding
  at the end of period                                                     605,767            273,510              1,450

JNL/PIMCO Total Return Bond Division46

  Accumulation unit value:
    Beginning of period                                                    $13.76              $13.28             $12.53
    End of period                                                          $14.21              $13.76             $13.28
  Accumulation units outstanding
  at the end of period                                                    2,364,897          2,242,766            813,642

JNL/Lazard Small Cap Value Division46

  Accumulation unit value:
    Beginning of period                                                    $13.05              $9.51              $11.63
    End of period                                                          $14.89              $13.05              $9.51
  Accumulation units outstanding
  at the end of period                                                     859,863            715,762             216,551

JNL/Lazard Mid Cap Value Division46

  Accumulation unit value:
    Beginning of period                                                    $14.23              $11.17             $13.26
    End of period                                                          $17.54              $14.23             $11.17
  Accumulation units outstanding
  at the end of period                                                     717,624            514,220             198,629

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $12.93               N/A                 N/A
    End of period                                                          $13.31               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                    1,550,840             N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division50

  Accumulation unit value:
    Beginning of period                                                     $7.67              $6.01               $7.54
    End of period                                                           $8.44              $7.67               $6.01
  Accumulation units outstanding
  at the end of period                                                     860,371            636,026             93,034

JNL/MCM The DowSM 10 Division51

  Accumulation unit value:
    Beginning of period                                                     $9.60              $7.72               $8.46
    End of period                                                           $9.76              $9.60               $7.72
  Accumulation units outstanding
  at the end of period                                                    6,212,817          4,095,308            952,638

JNL/MCM The S&P(R) 10 Division109

  Accumulation unit value:
    Beginning of period                                                     $8.71              $7.41               $9.80
    End of period                                                          $10.13              $8.71               $7.41
  Accumulation units outstanding
  at the end of period                                                    5,400,564          3,584,283            740,159

JNL/MCM Global 15 Division109

  Accumulation unit value:
    Beginning of period                                                     $9.46              $7.19               $8.97
    End of period                                                          $11.98              $9.46               $7.19
  Accumulation units outstanding
  at the end of period                                                    4,943,392          3,150,048            690,608

JNL/MCM 25 Division109

  Accumulation unit value:
    Beginning of period                                                    $10.10              $7.69               $9.73
    End of period                                                          $12.18              $10.10              $7.69
  Accumulation units outstanding
  at the end of period                                                    4,955,185          3,301,679            736,121

JNL/MCM Select Small-Cap Division109

  Accumulation unit value:
    Beginning of period                                                    $16.83              $11.50             $15.23
    End of period                                                          $18.73              $16.83             $11.50
  Accumulation units outstanding
  at the end of period                                                    2,784,134          1,955,316            481,052








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division484

  Accumulation unit value:
    Beginning of period                                                     $5.82              $5.84                N/A
    End of period                                                           $5.82              $5.82                N/A
  Accumulation units outstanding
  at the end of period                                                     106,864              342                 N/A

JNL/MCM Healthcare Sector Division475

  Accumulation unit value:
    Beginning of period                                                    $10.71              $10.40               N/A
    End of period                                                          $10.96              $10.71               N/A
  Accumulation units outstanding
  at the end of period                                                     106,846             5,952                N/A

JNL/MCM Financial Sector Division483

  Accumulation unit value:
    Beginning of period                                                    $10.99              $10.84               N/A
    End of period                                                          $12.33              $10.99               N/A
  Accumulation units outstanding
  at the end of period                                                     27,211               334                 N/A

JNL/MCM Oil & Gas Sector Division489

  Accumulation unit value:
    Beginning of period                                                    $13.58               N/A                 N/A
    End of period                                                          $17.69               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     136,401              N/A                 N/A

JNL/MCM Consumer Brands Sector Division475

  Accumulation unit value:
    Beginning of period                                                    $10.17              $9.98                N/A
    End of period                                                          $11.07              $10.17               N/A
  Accumulation units outstanding
  at the end of period                                                     28,782              2,002                N/A

JNL/MCM Communications Sector Division489

  Accumulation unit value:
    Beginning of period                                                     $4.15               N/A                 N/A
    End of period                                                           $4.63               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     134,601              N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division46

  Accumulation unit value:
    Beginning of period                                                     $6.54              $4.95               $6.83
    End of period                                                           $7.67              $6.54               $4.95
  Accumulation units outstanding
  at the end of period                                                     321,926            287,810             96,014

JNL/FMR Balanced Division50

  Accumulation unit value:
    Beginning of period                                                     $9.54              $8.48               $8.99
    End of period                                                          $10.31              $9.54               $8.48
  Accumulation units outstanding
  at the end of period                                                     837,195            732,514             231,323

JNL/T. Rowe Price Value Division46

  Accumulation unit value:
    Beginning of period                                                    $11.74              $9.15              $10.98
    End of period                                                          $13.38              $11.74              $9.15
  Accumulation units outstanding
  at the end of period                                                    1,591,333          1,182,696            440,080

JNL/MCM S&P 500 Index Division46

  Accumulation unit value:
    Beginning of period                                                     $9.73              $7.70               $9.83
    End of period                                                          $10.59              $9.73               $7.70
  Accumulation units outstanding
  at the end of period                                                    3,421,583          2,234,239            508,853

JNL/MCM S&P 400 MidCap Index Division46

  Accumulation unit value:
    Beginning of period                                                    $11.32              $8.51              $10.05
    End of period                                                          $12.96              $11.32              $8.51
  Accumulation units outstanding
  at the end of period                                                    1,661,893          1,109,719            251,940

JNL/MCM Small Cap Index Division46

  Accumulation unit value:
    Beginning of period                                                    $11.44              $7.93               $9.93
    End of period                                                          $13.28              $11.44              $7.93
  Accumulation units outstanding
  at the end of period                                                    1,357,403           915,450             203,149








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division46

  Accumulation unit value:
    Beginning of period                                                    $11.60              $8.54               $9.76
    End of period                                                          $13.70              $11.60              $8.54
  Accumulation units outstanding
  at the end of period                                                    1,252,870           759,598             175,966

JNL/MCM Bond Index Division46

  Accumulation unit value:
    Beginning of period                                                    $10.93              $10.74              $9.95
    End of period                                                          $11.20              $10.93             $10.74
  Accumulation units outstanding
  at the end of period                                                    1,066,599           654,384             221,612

JNL/Oppenheimer Global Growth Division46

  Accumulation unit value:
    Beginning of period                                                     $9.81              $7.06               $8.90
    End of period                                                          $11.44              $9.81               $7.06
  Accumulation units outstanding
  at the end of period                                                     964,000            710,705             321,692

JNL/Oppenheimer Growth Division46

  Accumulation unit value:
    Beginning of period                                                     $8.04              $6.90               $9.01
    End of period                                                           $8.28              $8.04               $6.90
  Accumulation units outstanding
  at the end of period                                                     303,417            235,205             111,024

JNL/AIM Large Cap Growth Division46

  Accumulation unit value:
    Beginning of period                                                    $10.37              $8.07              $10.72
    End of period                                                          $11.27              $10.37              $8.07
  Accumulation units outstanding
  at the end of period                                                     639,800            406,187             110,104

JNL/AIM Small Cap Growth Division46

  Accumulation unit value:
    Beginning of period                                                    $11.38              $8.32              $11.20
    End of period                                                          $12.02              $11.38              $8.32
  Accumulation units outstanding
  at the end of period                                                     396,158            392,208             115,709








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division54

  Accumulation unit value:
    Beginning of period                                                     $9.49              $7.82              $10.44
    End of period                                                           $9.29              $9.49               $7.82
  Accumulation units outstanding
  at the end of period                                                        -               112,997             60,212

JNL/Select Value Division226

  Accumulation unit value:
    Beginning of period                                                    $14.58              $10.94             $10.92
    End of period                                                          $16.54              $14.58             $10.94
  Accumulation units outstanding
  at the end of period                                                     342,287            205,411              1,938

JNL/MCM Nasdaq 15 Division675

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A                 N/A
    End of period                                                          $10.84               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     131,063              N/A                 N/A

JNL/MCM Value Line 25 Division675

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A                 N/A
    End of period                                                          $11.44               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     328,544              N/A                 N/A

JNL/MCM VIP Division684

  Accumulation unit value:
    Beginning of period                                                     $9.78               N/A                 N/A
    End of period                                                          $11.09               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     105,171              N/A                 N/A

JNL/MCM JNL 5 Division680

  Accumulation unit value:
    Beginning of period                                                     $9.91               N/A                 N/A
    End of period                                                          $10.92               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     335,408              N/A                 N/A







INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division43

  Accumulation unit value:
    Beginning of period                                                    $11.83              $10.17             $11.00
    End of period                                                          $12.82              $11.83             $10.17
  Accumulation units outstanding
  at the end of period                                                    3,890,113          2,949,637           1,273,119

JNL/S&P Managed Growth Division49

  Accumulation unit value:
    Beginning of period                                                    $11.92              $9.91              $10.98
    End of period                                                          $13.13              $11.92              $9.91
  Accumulation units outstanding
  at the end of period                                                    6,967,087          4,954,238           2,128,050

JNL/S&P Managed Aggressive Growth Division41

  Accumulation unit value:
    Beginning of period                                                    $11.58              $9.24              $11.31
    End of period                                                          $12.89              $11.58              $9.24
  Accumulation units outstanding
  at the end of period                                                    4,465,744          1,621,097            703,200

JNL/S&P Very Aggressive Growth Division I47

  Accumulation unit value:
    Beginning of period                                                    $11.17              $8.66              $10.78
    End of period                                                          $11.46              $11.17              $8.66
  Accumulation units outstanding
  at the end of period                                                        -               316,762             165,737

JNL/S&P Equity Growth Division I49

  Accumulation unit value:
    Beginning of period                                                    $10.43              $8.15              $10.02
    End of period                                                          $10.65              $10.43              $8.15
  Accumulation units outstanding
  at the end of period                                                        -               948,950             418,949

JNL/S&P Equity Aggressive Growth Division I52

  Accumulation unit value:
    Beginning of period                                                    $10.67              $8.31              $10.48
    End of period                                                          $10.93              $10.67              $8.31
  Accumulation units outstanding
  at the end of period                                                        -               477,322             173,536








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division67

  Accumulation unit value:
    Beginning of period                                                    $10.04              $7.75              $10.05
    End of period                                                          $10.26              $10.04              $7.75
  Accumulation units outstanding
  at the end of period                                                        -               146,084             57,017

JNL/S&P Core Index 100 Division43

  Accumulation unit value:
    Beginning of period                                                    $10.34              $8.57               $9.76
    End of period                                                          $10.56              $10.34              $8.57
  Accumulation units outstanding
  at the end of period                                                        -               683,602             324,746

JNL/S&P Core Index 75 Division65

  Accumulation unit value:
    Beginning of period                                                    $10.20              $8.16               $9.90
    End of period                                                          $10.44              $10.20              $8.16
  Accumulation units outstanding
  at the end of period                                                        -               208,419             129,059

JNL/S&P Managed Conservative Division678

  Accumulation unit value:
    Beginning of period                                                     $9.98               N/A                 N/A
    End of period                                                          $10.32               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     57,845               N/A                 N/A

JNL/S&P Managed Moderate Division677

  Accumulation unit value:
    Beginning of period                                                    $10.02               N/A                 N/A
    End of period                                                          $10.51               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     23,172               N/A                 N/A







ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.25% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
$1 MILLION PREMIUM ADMINISTRATIVE FEE WAIVER AND COMBINED DEATH BENEFIT
$1 MILLION PREMIUM ADMINISTRATIVE FEE WAIVER AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division152

  Accumulation unit value:
    Beginning of period                                                    $24.02              $17.96             $18.30
    End of period                                                          $26.50              $24.02             $17.96
  Accumulation units outstanding
  at the end of period                                                     18,768              10,438              6,558

JNL/FMR Capital Growth Division574

  Accumulation unit value:
    Beginning of period                                                    $18.27               N/A                 N/A
    End of period                                                          $21.31               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     27,079               N/A                 N/A

JNL/Select Global Growth Division606

  Accumulation unit value:
    Beginning of period                                                    $21.71               N/A                 N/A
    End of period                                                          $23.55               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,566               N/A                 N/A

JNL/Alger Growth Division136

  Accumulation unit value:
    Beginning of period                                                    $17.06              $12.77             $16.50
    End of period                                                          $17.69              $17.06             $12.77
  Accumulation units outstanding
  at the end of period                                                     39,694              14,573              7,815








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division580

  Accumulation unit value:
    Beginning of period                                                    $15.74               N/A                 N/A
    End of period                                                          $17.40               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     70,787               N/A                 N/A

JNL/Eagle SmallCap Equity Division580

  Accumulation unit value:
    Beginning of period                                                    $16.65               N/A                 N/A
    End of period                                                          $19.82               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     62,817               N/A                 N/A

JNL/Select Balanced Division136

  Accumulation unit value:
    Beginning of period                                                    $21.34              $17.77             $19.10
    End of period                                                          $23.36              $21.34             $17.77
  Accumulation units outstanding
  at the end of period                                                     277,956               -                 6,538

JNL/Putnam Equity Division587

  Accumulation unit value:
    Beginning of period                                                    $18.46               N/A                 N/A
    End of period                                                          $20.49               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,782               N/A                 N/A

JNL/PPM America High Yield Bond Division581

  Accumulation unit value:
    Beginning of period                                                    $15.31               N/A                 N/A
    End of period                                                          $16.26               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Select Money Market Division356

  Accumulation unit value:
    Beginning of period                                                    $12.47              $12.53               N/A
    End of period                                                          $12.41              $12.47               N/A
  Accumulation units outstanding
  at the end of period                                                     203,195               -                  N/A







INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division574

  Accumulation unit value:
    Beginning of period                                                    $18.33               N/A                 N/A
    End of period                                                          $20.12               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     59,349               N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division572

  Accumulation unit value:
    Beginning of period                                                    $17.70               N/A                 N/A
    End of period                                                          $18.90               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     110,224              N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division572

  Accumulation unit value:
    Beginning of period                                                    $15.20               N/A                 N/A
    End of period                                                          $15.81               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     94,259               N/A                 N/A

JNL/T. Rowe Price Established Growth Division580

  Accumulation unit value:
    Beginning of period                                                    $23.22               N/A                 N/A
    End of period                                                          $26.16               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     94,422               N/A                 N/A

JNL/JPMorgan International Equity Division572

  Accumulation unit value:
    Beginning of period                                                    $12.20               N/A                 N/A
    End of period                                                          $13.68               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     54,421               N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division136

  Accumulation unit value:
    Beginning of period                                                    $29.14              $21.29             $25.75
    End of period                                                          $33.96              $29.14             $21.29
  Accumulation units outstanding
  at the end of period                                                     108,532             8,405               5,080








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division580

  Accumulation unit value:
    Beginning of period                                                     $9.19               N/A                 N/A
    End of period                                                          $10.03               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     56,882               N/A                 N/A

JNL/JPMorgan International Value Division390

  Accumulation unit value:
    Beginning of period                                                     $8.74              $7.26                N/A
    End of period                                                          $10.57              $8.74                N/A
  Accumulation units outstanding
  at the end of period                                                     204,014            117,411               N/A

JNL/PIMCO Total Return Bond Division572

  Accumulation unit value:
    Beginning of period                                                    $13.60               N/A                 N/A
    End of period                                                          $14.11               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     350,793              N/A                 N/A

JNL/Lazard Small Cap Value Division136

  Accumulation unit value:
    Beginning of period                                                    $12.98              $9.46              $11.56
    End of period                                                          $14.79              $12.98              $9.46
  Accumulation units outstanding
  at the end of period                                                     135,935             18,988             11,185

JNL/Lazard Mid Cap Value Division136

  Accumulation unit value:
    Beginning of period                                                    $14.14              $11.11             $12.93
    End of period                                                          $17.42              $14.14             $11.11
  Accumulation units outstanding
  at the end of period                                                     125,431             17,396              9,920

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $12.84               N/A                 N/A
    End of period                                                          $13.22               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     181,353              N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division581

  Accumulation unit value:
    Beginning of period                                                     $7.53               N/A                 N/A
    End of period                                                           $8.39               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     177,577              N/A                 N/A

JNL/MCM The DowSM 10 Division320

  Accumulation unit value:
    Beginning of period                                                     $9.56              $7.33                N/A
    End of period                                                           $9.71              $9.56                N/A
  Accumulation units outstanding
  at the end of period                                                    2,098,228            4,308                N/A

JNL/MCM The S&P(R) 10 Division320

  Accumulation unit value:
    Beginning of period                                                     $8.67              $7.36                N/A
    End of period                                                          $10.07              $8.67                N/A
  Accumulation units outstanding
  at the end of period                                                    1,895,393            4,505                N/A

JNL/MCM Global 15 Division320

  Accumulation unit value:
    Beginning of period                                                     $9.42              $6.82                N/A
    End of period                                                          $11.91              $9.42                N/A
  Accumulation units outstanding
  at the end of period                                                    1,810,331            88,798               N/A

JNL/MCM 25 Division320

  Accumulation unit value:
    Beginning of period                                                    $10.06              $7.37                N/A
    End of period                                                          $12.11              $10.06               N/A
  Accumulation units outstanding
  at the end of period                                                    1,618,350            4,247                N/A

JNL/MCM Select Small-Cap Division320

  Accumulation unit value:
    Beginning of period                                                    $16.75              $12.04               N/A
    End of period                                                          $18.63              $16.75               N/A
  Accumulation units outstanding
  at the end of period                                                     948,065             2,467                N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division585

  Accumulation unit value:
    Beginning of period                                                     $5.40               N/A                 N/A
    End of period                                                           $5.79               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     103,335              N/A                 N/A

JNL/MCM Healthcare Sector Division574

  Accumulation unit value:
    Beginning of period                                                    $11.00               N/A                 N/A
    End of period                                                          $10.90               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     107,250              N/A                 N/A

JNL/MCM Financial Sector Division594

  Accumulation unit value:
    Beginning of period                                                    $11.24               N/A                 N/A
    End of period                                                          $12.26               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     26,954               N/A                 N/A

JNL/MCM Oil & Gas Sector Division574

  Accumulation unit value:
    Beginning of period                                                    $14.29               N/A                 N/A
    End of period                                                          $17.59               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     99,240               N/A                 N/A

JNL/MCM Consumer Brands Sector Division590

  Accumulation unit value:
    Beginning of period                                                    $10.05               N/A                 N/A
    End of period                                                          $11.01               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     15,934               N/A                 N/A

JNL/MCM Communications Sector Division585

  Accumulation unit value:
    Beginning of period                                                     $4.02               N/A                 N/A
    End of period                                                           $4.60               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     61,451               N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division583

  Accumulation unit value:
    Beginning of period                                                     $6.48               N/A                 N/A
    End of period                                                           $7.63               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     48,227               N/A                 N/A

JNL/FMR Balanced Division576

  Accumulation unit value:
    Beginning of period                                                     $9.24               N/A                 N/A
    End of period                                                          $10.27               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     118,905              N/A                 N/A

JNL/T. Rowe Price Value Division468

  Accumulation unit value:
    Beginning of period                                                    $11.70              $11.12               N/A
    End of period                                                          $13.31              $11.70               N/A
  Accumulation units outstanding
  at the end of period                                                     373,784             21,650               N/A

JNL/MCM S&P 500 Index Division320

  Accumulation unit value:
    Beginning of period                                                     $9.71              $8.01                N/A
    End of period                                                          $10.56              $9.71                N/A
  Accumulation units outstanding
  at the end of period                                                    1,085,216            4,066                N/A

JNL/MCM S&P 400 MidCap Index Division320

  Accumulation unit value:
    Beginning of period                                                    $11.30              $8.64                N/A
    End of period                                                          $12.92              $11.30               N/A
  Accumulation units outstanding
  at the end of period                                                     541,514             3,574                N/A

JNL/MCM Small Cap Index Division320

  Accumulation unit value:
    Beginning of period                                                    $11.42              $8.24                N/A
    End of period                                                          $13.24              $11.42               N/A
  Accumulation units outstanding
  at the end of period                                                     485,967             25,168               N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division320

  Accumulation unit value:
    Beginning of period                                                    $11.58              $8.62                N/A
    End of period                                                          $13.66              $11.58               N/A
  Accumulation units outstanding
  at the end of period                                                     663,962            151,133               N/A

JNL/MCM Bond Index Division320

  Accumulation unit value:
    Beginning of period                                                    $10.91              $10.86               N/A
    End of period                                                          $11.16              $10.91               N/A
  Accumulation units outstanding
  at the end of period                                                     353,497             3,284                N/A

JNL/Oppenheimer Global Growth Division305

  Accumulation unit value:
    Beginning of period                                                     $9.79              $6.65                N/A
    End of period                                                          $11.40              $9.79                N/A
  Accumulation units outstanding
  at the end of period                                                     216,689             17,092               N/A

JNL/Oppenheimer Growth Division580

  Accumulation unit value:
    Beginning of period                                                     $7.89               N/A                 N/A
    End of period                                                           $8.25               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     34,918               N/A                 N/A

JNL/AIM Large Cap Growth Division574

  Accumulation unit value:
    Beginning of period                                                    $10.37               N/A                 N/A
    End of period                                                          $11.24               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     133,755              N/A                 N/A

JNL/AIM Small Cap Growth Division136

  Accumulation unit value:
    Beginning of period                                                    $11.36              $8.31               $9.97
    End of period                                                          $11.99              $11.36              $8.31
  Accumulation units outstanding
  at the end of period                                                     87,820                -                13,064








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division580

  Accumulation unit value:
    Beginning of period                                                    $14.36               N/A                 N/A
    End of period                                                          $16.50               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     115,269              N/A                 N/A

JNL/MCM Nasdaq 15 Division675

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A                 N/A
    End of period                                                          $10.84               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     85,151               N/A                 N/A

JNL/MCM Value Line 25 Division675

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A                 N/A
    End of period                                                          $11.44               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     283,580              N/A                 N/A

JNL/MCM VIP Division677

  Accumulation unit value:
    Beginning of period                                                    $10.05               N/A                 N/A
    End of period                                                          $11.08               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     185,543              N/A                 N/A

JNL/MCM JNL 5 Division683

  Accumulation unit value:
    Beginning of period                                                     $9.71               N/A                 N/A
    End of period                                                          $10.91               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     636,745              N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division576

  Accumulation unit value:
    Beginning of period                                                    $11.55               N/A                 N/A
    End of period                                                          $12.73               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     840,169              N/A                 N/A

JNL/S&P Managed Growth Division525

  Accumulation unit value:
    Beginning of period                                                    $12.15               N/A                 N/A
    End of period                                                          $13.04               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                    1,351,133             N/A                 N/A

JNL/S&P Managed Aggressive Growth Division574

  Accumulation unit value:
    Beginning of period                                                    $11.42               N/A                 N/A
    End of period                                                          $12.81               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     736,917              N/A                 N/A

JNL/S&P Very Aggressive Growth Division I583

  Accumulation unit value:
    Beginning of period                                                    $10.90               N/A                 N/A
    End of period                                                          $11.38               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Equity Growth Division I577

  Accumulation unit value:
    Beginning of period                                                    $10.24               N/A                 N/A
    End of period                                                          $10.58               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I579

  Accumulation unit value:
    Beginning of period                                                    $10.43               N/A                 N/A
    End of period                                                          $10.86               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division583

  Accumulation unit value:
    Beginning of period                                                     $9.80               N/A                 N/A
    End of period                                                          $10.23               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Core Index 100 Division575

  Accumulation unit value:
    Beginning of period                                                    $10.07               N/A                 N/A
    End of period                                                          $10.52               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Core Index 75 Division591

  Accumulation unit value:
    Beginning of period                                                    $10.31               N/A                 N/A
    End of period                                                          $10.41               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Managed Conservative Division691

  Accumulation unit value:
    Beginning of period                                                     $9.98               N/A                 N/A
    End of period                                                          $10.32               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     134,449              N/A                 N/A

JNL/S&P Managed Moderate Division684

  Accumulation unit value:
    Beginning of period                                                     $9.90               N/A                 N/A
    End of period                                                          $10.51               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     211,053              N/A                 N/A







ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.30% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
COMPOUNDING DEATH BENEFIT
MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT
$1 MILLION PREMIUM ADMINISTRATIVE FEE WAIVER AND FIVE YEAR WITHDRAWAL CHARGE PERIOD
$1 MILLION PREMIUM ADMINISTRATIVE FEE WAIVER AND 20% ADDITIONAL FREE WITHDRAWAL

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division51

  Accumulation unit value:
    Beginning of period                                                    $23.92              $17.89             $24.02
    End of period                                                          $26.37              $23.92             $17.89
  Accumulation units outstanding
  at the end of period                                                     68,972              77,776             18,820

JNL/FMR Capital Growth Division56

  Accumulation unit value:
    Beginning of period                                                    $18.21              $13.60             $17.21
    End of period                                                          $21.21              $18.21             $13.60
  Accumulation units outstanding
  at the end of period                                                     35,281              49,176             10,395

JNL/Select Global Growth Division586

  Accumulation unit value:
    Beginning of period                                                    $20.97               N/A                 N/A
    End of period                                                          $23.43               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       405                N/A                 N/A

JNL/Alger Growth Division51

  Accumulation unit value:
    Beginning of period                                                    $16.99              $12.72             $17.92
    End of period                                                          $17.61              $16.99             $12.72
  Accumulation units outstanding
  at the end of period                                                     130,856            166,440             37,624








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division52

  Accumulation unit value:
    Beginning of period                                                    $16.51              $13.43             $16.63
    End of period                                                          $17.33              $16.51             $13.43
  Accumulation units outstanding
  at the end of period                                                     182,045            194,596             68,959

JNL/Eagle SmallCap Equity Division51

  Accumulation unit value:
    Beginning of period                                                    $16.83              $12.18             $15.59
    End of period                                                          $19.74              $16.83             $12.18
  Accumulation units outstanding
  at the end of period                                                     92,211             103,312             59,693

JNL/Select Balanced Division52

  Accumulation unit value:
    Beginning of period                                                    $21.24              $17.70             $18.44
    End of period                                                          $23.25              $21.24             $17.70
  Accumulation units outstanding
  at the end of period                                                     542,978            471,259             165,008

JNL/Putnam Equity Division52

  Accumulation unit value:
    Beginning of period                                                    $18.27              $14.55             $18.26
    End of period                                                          $20.39              $18.27             $14.55
  Accumulation units outstanding
  at the end of period                                                     28,030              41,500              9,642

JNL/PPM America High Yield Bond Division51

  Accumulation unit value:
    Beginning of period                                                    $15.64              $13.35             $13.15
    End of period                                                          $16.18              $15.64             $13.35
  Accumulation units outstanding
  at the end of period                                                        -               452,948             124,707

JNL/Select Money Market Division52

  Accumulation unit value:
    Beginning of period                                                    $12.41              $12.51             $12.54
    End of period                                                          $12.34              $12.41             $12.51
  Accumulation units outstanding
  at the end of period                                                     238,182            246,897             280,391








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division53

  Accumulation unit value:
    Beginning of period                                                    $18.48              $15.03             $18.28
    End of period                                                          $20.02              $18.48             $15.03
  Accumulation units outstanding
  at the end of period                                                     150,833            153,030             43,465

JNL/Salomon Brothers Strategic Bond Division52

  Accumulation unit value:
    Beginning of period                                                    $17.82              $15.90             $15.02
    End of period                                                          $18.81              $17.82             $15.90
  Accumulation units outstanding
  at the end of period                                                     249,858            243,927             70,227

JNL/Salomon Brothers U.S. Government & Quality Bond Division52

  Accumulation unit value:
    Beginning of period                                                    $15.35              $15.37             $14.17
    End of period                                                          $15.73              $15.35             $15.37
  Accumulation units outstanding
  at the end of period                                                     442,983            508,132             249,752

JNL/T. Rowe Price Established Growth Division51

  Accumulation unit value:
    Beginning of period                                                    $24.01              $18.63             $23.09
    End of period                                                          $26.04              $24.01             $18.63
  Accumulation units outstanding
  at the end of period                                                     272,815            280,700             82,484

JNL/JPMorgan International Equity Division51

  Accumulation unit value:
    Beginning of period                                                    $11.85              $9.34              $11.16
    End of period                                                          $13.61              $11.85              $9.34
  Accumulation units outstanding
  at the end of period                                                     182,515            241,130             95,683

JNL/T. Rowe Price Mid-Cap Growth Division50

  Accumulation unit value:
    Beginning of period                                                    $29.01              $21.21             $25.22
    End of period                                                          $33.80              $29.01             $21.21
  Accumulation units outstanding
  at the end of period                                                     224,342            224,188             75,918








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division51

  Accumulation unit value:
    Beginning of period                                                     $9.53              $7.77              $10.45
    End of period                                                          $10.00              $9.53               $7.77
  Accumulation units outstanding
  at the end of period                                                     98,313             168,700             62,296

JNL/JPMorgan International Value Division238

  Accumulation unit value:
    Beginning of period                                                     $8.71              $6.33               $6.36
    End of period                                                          $10.54              $8.71               $6.33
  Accumulation units outstanding
  at the end of period                                                     218,930            110,863              3,289

JNL/PIMCO Total Return Bond Division52

  Accumulation unit value:
    Beginning of period                                                    $13.64              $13.19             $12.50
    End of period                                                          $14.06              $13.64             $13.19
  Accumulation units outstanding
  at the end of period                                                    1,002,451          1,089,332            441,234

JNL/Lazard Small Cap Value Division52

  Accumulation unit value:
    Beginning of period                                                    $12.94              $9.44              $11.40
    End of period                                                          $14.73              $12.94              $9.44
  Accumulation units outstanding
  at the end of period                                                     311,220            311,613             123,077

JNL/Lazard Mid Cap Value Division50

  Accumulation unit value:
    Beginning of period                                                    $14.10              $11.08             $12.83
    End of period                                                          $17.36              $14.10             $11.08
  Accumulation units outstanding
  at the end of period                                                     342,636            333,870             154,000

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $12.80               N/A                 N/A
    End of period                                                          $13.17               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     559,837              N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division66

  Accumulation unit value:
    Beginning of period                                                     $7.62              $5.98               $8.04
    End of period                                                           $8.37              $7.62               $5.98
  Accumulation units outstanding
  at the end of period                                                     381,820            386,064             40,511

JNL/MCM The DowSM 10 Division38

  Accumulation unit value:
    Beginning of period                                                     $9.54              $7.68               $8.38
    End of period                                                           $9.68              $9.54               $7.68
  Accumulation units outstanding
  at the end of period                                                    1,473,496          1,289,064            492,647

JNL/MCM The S&P(R) 10 Division119

  Accumulation unit value:
    Beginning of period                                                     $8.65              $7.37               $9.92
    End of period                                                          $10.05              $8.65               $7.37
  Accumulation units outstanding
  at the end of period                                                    1,122,884           943,584             280,949

JNL/MCM Global 15 Division119

  Accumulation unit value:
    Beginning of period                                                     $9.40              $7.15               $9.04
    End of period                                                          $11.88              $9.40               $7.15
  Accumulation units outstanding
  at the end of period                                                    1,016,476           861,415             240,286

JNL/MCM 25 Division119

  Accumulation unit value:
    Beginning of period                                                    $10.04              $7.65               $9.76
    End of period                                                          $12.08              $10.04              $7.65
  Accumulation units outstanding
  at the end of period                                                    1,066,272           914,693             275,854

JNL/MCM Select Small-Cap Division119

  Accumulation unit value:
    Beginning of period                                                    $16.72              $11.44             $15.31
    End of period                                                          $18.58              $16.72             $11.44
  Accumulation units outstanding
  at the end of period                                                     612,047            539,391             176,927








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division498

  Accumulation unit value:
    Beginning of period                                                     $6.32               N/A                 N/A
    End of period                                                           $5.77               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     31,791               N/A                 N/A

JNL/MCM Healthcare Sector Division486

  Accumulation unit value:
    Beginning of period                                                    $10.64              $10.64               N/A
    End of period                                                          $10.87              $10.64               N/A
  Accumulation units outstanding
  at the end of period                                                     29,090              4,657                N/A

JNL/MCM Financial Sector Division498

  Accumulation unit value:
    Beginning of period                                                    $11.15               N/A                 N/A
    End of period                                                          $12.23               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     20,876               N/A                 N/A

JNL/MCM Oil & Gas Sector Division481

  Accumulation unit value:
    Beginning of period                                                    $13.33              $13.05               N/A
    End of period                                                          $17.54              $13.33               N/A
  Accumulation units outstanding
  at the end of period                                                     75,740                77                 N/A

JNL/MCM Consumer Brands Sector Division481

  Accumulation unit value:
    Beginning of period                                                    $10.10              $9.99                N/A
    End of period                                                          $10.98              $10.10               N/A
  Accumulation units outstanding
  at the end of period                                                      6,544               100                 N/A

JNL/MCM Communications Sector Division498

  Accumulation unit value:
    Beginning of period                                                     $4.28               N/A                 N/A
    End of period                                                           $4.59               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     21,120               N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division53

  Accumulation unit value:
    Beginning of period                                                     $6.50              $4.94               $6.68
    End of period                                                           $7.61              $6.50               $4.94
  Accumulation units outstanding
  at the end of period                                                     149,070            179,175             97,140

JNL/FMR Balanced Division52

  Accumulation unit value:
    Beginning of period                                                     $9.48              $8.45               $9.09
    End of period                                                          $10.24              $9.48               $8.45
  Accumulation units outstanding
  at the end of period                                                     582,036            594,124             176,271

JNL/T. Rowe Price Value Division52

  Accumulation unit value:
    Beginning of period                                                    $11.68              $9.11              $10.87
    End of period                                                          $13.28              $11.68              $9.11
  Accumulation units outstanding
  at the end of period                                                     865,635            858,568             336,708

JNL/MCM S&P 500 Index Division38

  Accumulation unit value:
    Beginning of period                                                     $9.70              $7.69               $9.89
    End of period                                                          $10.54              $9.70               $7.69
  Accumulation units outstanding
  at the end of period                                                    1,460,446          1,418,434            363,354

JNL/MCM S&P 400 MidCap Index Division38

  Accumulation unit value:
    Beginning of period                                                    $11.29              $8.50               $9.92
    End of period                                                          $12.90              $11.29              $8.50
  Accumulation units outstanding
  at the end of period                                                     747,387            670,848             172,520

JNL/MCM Small Cap Index Division38

  Accumulation unit value:
    Beginning of period                                                    $11.41              $7.92               $9.82
    End of period                                                          $13.22              $11.41              $7.92
  Accumulation units outstanding
  at the end of period                                                     729,828            677,137             152,424








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division38

  Accumulation unit value:
    Beginning of period                                                    $11.56              $8.53              $10.00
    End of period                                                          $13.64              $11.56              $8.53
  Accumulation units outstanding
  at the end of period                                                     563,254            529,980             140,393

JNL/MCM Bond Index Division51

  Accumulation unit value:
    Beginning of period                                                    $10.90              $10.72              $9.98
    End of period                                                          $11.15              $10.90             $10.72
  Accumulation units outstanding
  at the end of period                                                     488,787            431,063             96,757

JNL/Oppenheimer Global Growth Division50

  Accumulation unit value:
    Beginning of period                                                     $9.77              $7.05               $8.63
    End of period                                                          $11.38              $9.77               $7.05
  Accumulation units outstanding
  at the end of period                                                     355,211            330,751             153,885

JNL/Oppenheimer Growth Division51

  Accumulation unit value:
    Beginning of period                                                     $8.00              $6.89               $8.80
    End of period                                                           $8.24              $8.00               $6.89
  Accumulation units outstanding
  at the end of period                                                     151,226            181,220             63,660

JNL/AIM Large Cap Growth Division51

  Accumulation unit value:
    Beginning of period                                                    $10.33              $8.05              $10.44
    End of period                                                          $11.22              $10.33              $8.05
  Accumulation units outstanding
  at the end of period                                                     283,073            290,967             113,224

JNL/AIM Small Cap Growth Division51

  Accumulation unit value:
    Beginning of period                                                    $11.35              $8.30              $10.77
    End of period                                                          $11.97              $11.35              $8.30
  Accumulation units outstanding
  at the end of period                                                     163,897            270,730             108,280








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division56

  Accumulation unit value:
    Beginning of period                                                     $9.46              $7.81              $10.30
    End of period                                                           $9.25              $9.46               $7.81
  Accumulation units outstanding
  at the end of period                                                        -               106,993             52,669

JNL/Select Value Division218

  Accumulation unit value:
    Beginning of period                                                    $14.58              $10.96             $10.83
    End of period                                                          $16.52              $14.58             $10.96
  Accumulation units outstanding
  at the end of period                                                     125,933             91,491              3,824

JNL/MCM Nasdaq 15 Division685

  Accumulation unit value:
    Beginning of period                                                    $10.03               N/A                 N/A
    End of period                                                          $10.84               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,142               N/A                 N/A

JNL/MCM Value Line 25 Division684

  Accumulation unit value:
    Beginning of period                                                     $9.53               N/A                 N/A
    End of period                                                          $11.43               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     84,009               N/A                 N/A

JNL/MCM VIP Division684

  Accumulation unit value:
    Beginning of period                                                     $9.78               N/A                 N/A
    End of period                                                          $11.08               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     60,950               N/A                 N/A

JNL/MCM JNL 5 Division685

  Accumulation unit value:
    Beginning of period                                                     $9.79               N/A                 N/A
    End of period                                                          $10.91               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     89,458               N/A                 N/A







INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division55

  Accumulation unit value:
    Beginning of period                                                    $11.73              $10.10             $11.00
    End of period                                                          $12.69              $11.73             $10.10
  Accumulation units outstanding
  at the end of period                                                    2,550,103          2,271,862            747,818

JNL/S&P Managed Growth Division50

  Accumulation unit value:
    Beginning of period                                                    $11.82              $9.84              $10.90
    End of period                                                          $13.00              $11.82              $9.84
  Accumulation units outstanding
  at the end of period                                                    3,586,497          2,989,400           1,064,743

JNL/S&P Managed Aggressive Growth Division50

  Accumulation unit value:
    Beginning of period                                                    $11.48              $9.17              $10.75
    End of period                                                          $12.77              $11.48              $9.17
  Accumulation units outstanding
  at the end of period                                                    1,603,199           595,226             195,835

JNL/S&P Very Aggressive Growth Division I56

  Accumulation unit value:
    Beginning of period                                                    $11.08              $8.60              $10.79
    End of period                                                          $11.35              $11.08              $8.60
  Accumulation units outstanding
  at the end of period                                                        -               141,450             74,652

JNL/S&P Equity Growth Division I56

  Accumulation unit value:
    Beginning of period                                                    $10.34              $8.09              $10.16
    End of period                                                          $10.55              $10.34              $8.09
  Accumulation units outstanding
  at the end of period                                                        -               519,576             207,081

JNL/S&P Equity Aggressive Growth Division I50

  Accumulation unit value:
    Beginning of period                                                    $10.58              $8.25              $10.13
    End of period                                                          $10.82              $10.58              $8.25
  Accumulation units outstanding
  at the end of period                                                        -               239,514             77,031








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division50

  Accumulation unit value:
    Beginning of period                                                    $10.01              $7.74               $9.46
    End of period                                                          $10.22              $10.01              $7.74
  Accumulation units outstanding
  at the end of period                                                        -                30,999             16,832

JNL/S&P Core Index 100 Division52

  Accumulation unit value:
    Beginning of period                                                    $10.31              $8.56               $9.80
    End of period                                                          $10.51              $10.31              $8.56
  Accumulation units outstanding
  at the end of period                                                        -               544,333             298,650

JNL/S&P Core Index 75 Division60

  Accumulation unit value:
    Beginning of period                                                    $10.17              $8.15               $9.60
    End of period                                                          $10.40              $10.17              $8.15
  Accumulation units outstanding
  at the end of period                                                        -               128,481             108,156

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A







ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.35% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
$1 MILLION PREMIUM ADMINISTRATIVE FEE WAIVER AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT
$1 MILLION PREMIUM ADMINISTRATIVE FEE WAIVER AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division495

  Accumulation unit value:
    Beginning of period                                                    $21.47               N/A                 N/A
    End of period                                                          $23.14               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     10,125               N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division495

  Accumulation unit value:
    Beginning of period                                                    $15.83               N/A                 N/A
    End of period                                                          $16.11               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division552

  Accumulation unit value:
    Beginning of period                                                    $19.06               N/A                 N/A
    End of period                                                          $19.92               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     27,468               N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division495

  Accumulation unit value:
    Beginning of period                                                    $17.99               N/A                 N/A
    End of period                                                          $18.72               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     12,694               N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division495

  Accumulation unit value:
    Beginning of period                                                    $15.47               N/A                 N/A
    End of period                                                          $15.66               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,682               N/A                 N/A

JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Equity Division552

  Accumulation unit value:
    Beginning of period                                                    $12.27               N/A                 N/A
    End of period                                                          $13.55               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     23,475               N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division495

  Accumulation unit value:
    Beginning of period                                                    $13.76               N/A                 N/A
    End of period                                                          $14.02               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,268               N/A                 N/A

JNL/Lazard Small Cap Value Division495

  Accumulation unit value:
    Beginning of period                                                    $13.46               N/A                 N/A
    End of period                                                          $14.68               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     27,018               N/A                 N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $12.76               N/A                 N/A
    End of period                                                          $13.13               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     19,988               N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division519

  Accumulation unit value:
    Beginning of period                                                     $9.56               N/A                 N/A
    End of period                                                           $9.66               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     72,869               N/A                 N/A

JNL/MCM The S&P(R) 10 Division519

  Accumulation unit value:
    Beginning of period                                                     $8.74               N/A                 N/A
    End of period                                                          $10.02               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     74,869               N/A                 N/A

JNL/MCM Global 15 Division519

  Accumulation unit value:
    Beginning of period                                                    $10.33               N/A                 N/A
    End of period                                                          $11.85               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     67,141               N/A                 N/A

JNL/MCM 25 Division519

  Accumulation unit value:
    Beginning of period                                                    $10.13               N/A                 N/A
    End of period                                                          $12.04               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     61,901               N/A                 N/A

JNL/MCM Select Small-Cap Division519

  Accumulation unit value:
    Beginning of period                                                    $16.13               N/A                 N/A
    End of period                                                          $18.52               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     40,323               N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A







INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 500 Index Division495

  Accumulation unit value:
    Beginning of period                                                     $9.85               N/A                 N/A
    End of period                                                          $10.53               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     22,983               N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division495

  Accumulation unit value:
    Beginning of period                                                    $11.51               N/A                 N/A
    End of period                                                          $12.88               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     17,058               N/A                 N/A

JNL/MCM Small Cap Index Division495

  Accumulation unit value:
    Beginning of period                                                    $11.98               N/A                 N/A
    End of period                                                          $13.20               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     16,480               N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division495

  Accumulation unit value:
    Beginning of period                                                    $11.89               N/A                 N/A
    End of period                                                          $13.62               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     52,049               N/A                 N/A

JNL/MCM Bond Index Division663

  Accumulation unit value:
    Beginning of period                                                    $11.11               N/A                 N/A
    End of period                                                          $11.13               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,801               N/A                 N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division552

  Accumulation unit value:
    Beginning of period                                                    $10.90               N/A                 N/A
    End of period                                                          $11.20               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     42,026               N/A                 N/A

JNL/AIM Small Cap Growth Division552

  Accumulation unit value:
    Beginning of period                                                    $11.89               N/A                 N/A
    End of period                                                          $11.95               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     19,869               N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division495

  Accumulation unit value:
    Beginning of period                                                    $14.77               N/A                 N/A
    End of period                                                          $16.46               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     11,774               N/A                 N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division674

  Accumulation unit value:
    Beginning of period                                                    $11.69               N/A                 N/A
    End of period                                                          $12.72               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     44,728               N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I663

  Accumulation unit value:
    Beginning of period                                                    $10.37               N/A                 N/A
    End of period                                                          $10.52               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A







INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A








ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.395% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
$1 MILLION PREMIUM ADMINISTRATIVE FEE WAIVER AND PREMIUM CREDIT 2%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division567

  Accumulation unit value:
    Beginning of period                                                    $25.00               N/A                 N/A
    End of period                                                          $26.13               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     68,159               N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division567

  Accumulation unit value:
    Beginning of period                                                     $9.50               N/A                 N/A
    End of period                                                           $9.93               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     176,282              N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A







INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A







ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.40% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
COMBINED DEATH BENEFIT
HIGHEST ANNIVERSARY VALUE DEATH BENEFIT
GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH
$1 MILLION PREMIUM ADMINISTRATIVE FEE WAIVER AND 20% ADDITIONAL FREE WITHDRAWAL

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division58

  Accumulation unit value:
    Beginning of period                                                    $23.72              $17.75             $22.91
    End of period                                                          $26.11              $23.72             $17.75
  Accumulation units outstanding
  at the end of period                                                     55,817              40,737             23,094

JNL/FMR Capital Growth Division61

  Accumulation unit value:
    Beginning of period                                                    $18.06              $13.50             $16.84
    End of period                                                          $21.01              $18.06             $13.50
  Accumulation units outstanding
  at the end of period                                                     33,878              20,470             22,402

JNL/Select Global Growth Division697

  Accumulation unit value:
    Beginning of period                                                    $21.97               N/A                 N/A
    End of period                                                          $23.21               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       458                N/A                 N/A

JNL/Alger Growth Division61

  Accumulation unit value:
    Beginning of period                                                    $16.85              $12.63             $17.70
    End of period                                                          $17.45              $16.85             $12.63
  Accumulation units outstanding
  at the end of period                                                     120,224            117,681             40,998







INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division66

  Accumulation unit value:
    Beginning of period                                                    $16.39              $13.35             $17.38
    End of period                                                          $17.19              $16.39             $13.35
  Accumulation units outstanding
  at the end of period                                                     133,947            117,070             45,251

JNL/Eagle SmallCap Equity Division66

  Accumulation unit value:
    Beginning of period                                                    $16.71              $12.11             $16.15
    End of period                                                          $19.57              $16.71             $12.11
  Accumulation units outstanding
  at the end of period                                                     79,061              72,387             48,295

JNL/Select Balanced Division61

  Accumulation unit value:
    Beginning of period                                                    $21.06              $17.57             $18.40
    End of period                                                          $23.03              $21.06             $17.57
  Accumulation units outstanding
  at the end of period                                                     406,653            362,291             114,414

JNL/Putnam Equity Division57

  Accumulation unit value:
    Beginning of period                                                    $18.12              $14.44             $17.55
    End of period                                                          $20.19              $18.12             $14.44
  Accumulation units outstanding
  at the end of period                                                     13,531              16,293              5,683

JNL/PPM America High Yield Bond Division82

  Accumulation unit value:
    Beginning of period                                                    $15.50              $13.25             $13.28
    End of period                                                          $16.03              $15.50             $13.25
  Accumulation units outstanding
  at the end of period                                                        -               305,240             64,076

JNL/Select Money Market Division42

  Accumulation unit value:
    Beginning of period                                                    $12.31              $12.43             $12.47
    End of period                                                          $12.24              $12.31             $12.43
  Accumulation units outstanding
  at the end of period                                                     101,980            104,593             126,368







INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division57

  Accumulation unit value:
    Beginning of period                                                    $18.32              $14.92             $17.80
    End of period                                                          $19.83              $18.32             $14.92
  Accumulation units outstanding
  at the end of period                                                     130,988            115,109             27,589

JNL/Salomon Brothers Strategic Bond Division89

  Accumulation unit value:
    Beginning of period                                                    $17.67              $15.78             $15.11
    End of period                                                          $18.63              $17.67             $15.78
  Accumulation units outstanding
  at the end of period                                                     136,592            110,447             40,592

JNL/Salomon Brothers U.S. Government & Quality Bond Division61

  Accumulation unit value:
    Beginning of period                                                    $15.22              $15.25             $14.12
    End of period                                                          $15.58              $15.22             $15.25
  Accumulation units outstanding
  at the end of period                                                     225,944            252,767             200,425

JNL/T. Rowe Price Established Growth Division57

  Accumulation unit value:
    Beginning of period                                                    $23.80              $18.49             $22.60
    End of period                                                          $25.79              $23.80             $18.49
  Accumulation units outstanding
  at the end of period                                                     220,503            173,299             73,513

JNL/JPMorgan International Equity Division61

  Accumulation unit value:
    Beginning of period                                                    $11.75              $9.27              $11.15
    End of period                                                          $13.48              $11.75              $9.27
  Accumulation units outstanding
  at the end of period                                                     77,940             135,870             73,013

JNL/T. Rowe Price Mid-Cap Growth Division57

  Accumulation unit value:
    Beginning of period                                                    $28.76              $21.04             $25.29
    End of period                                                          $33.48              $28.76             $21.04
  Accumulation units outstanding
  at the end of period                                                     149,051            110,294             37,653








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division58

  Accumulation unit value:
    Beginning of period                                                     $9.47              $7.73              $10.23
    End of period                                                           $9.93              $9.47               $7.73
  Accumulation units outstanding
  at the end of period                                                     107,142            137,587             79,381

JNL/JPMorgan International Value Division218

  Accumulation unit value:
    Beginning of period                                                     $8.66              $6.30               $6.25
    End of period                                                          $10.47              $8.66               $6.30
  Accumulation units outstanding
  at the end of period                                                     219,805            108,850              2,171

JNL/PIMCO Total Return Bond Division57

  Accumulation unit value:
    Beginning of period                                                    $13.56              $13.12             $12.45
    End of period                                                          $13.97              $13.56             $13.12
  Accumulation units outstanding
  at the end of period                                                     501,066            446,565             184,175

JNL/Lazard Small Cap Value Division57

  Accumulation unit value:
    Beginning of period                                                    $12.86              $9.40              $11.15
    End of period                                                          $14.63              $12.86              $9.40
  Accumulation units outstanding
  at the end of period                                                     229,972            216,230             72,723

JNL/Lazard Mid Cap Value Division57

  Accumulation unit value:
    Beginning of period                                                    $14.02              $11.03             $12.91
    End of period                                                          $17.24              $14.02             $11.03
  Accumulation units outstanding
  at the end of period                                                     272,385            206,801             70,519

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $12.71               N/A                 N/A
    End of period                                                          $13.08               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     410,250              N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division82

  Accumulation unit value:
    Beginning of period                                                     $7.59              $5.96               $7.90
    End of period                                                           $8.32              $7.59               $5.96
  Accumulation units outstanding
  at the end of period                                                     250,867            234,513             69,803

JNL/MCM The DowSM 10 Division66

  Accumulation unit value:
    Beginning of period                                                     $9.49              $7.66               $9.45
    End of period                                                           $9.63              $9.49               $7.66
  Accumulation units outstanding
  at the end of period                                                    1,156,949           735,433             217,395

JNL/MCM The S&P(R) 10 Division125

  Accumulation unit value:
    Beginning of period                                                     $8.61              $7.34               $9.90
    End of period                                                           $9.99              $8.61               $7.34
  Accumulation units outstanding
  at the end of period                                                     878,278            597,534             119,934

JNL/MCM Global 15 Division125

  Accumulation unit value:
    Beginning of period                                                     $9.35              $7.12               $8.69
    End of period                                                          $11.82              $9.35               $7.12
  Accumulation units outstanding
  at the end of period                                                     830,965            505,279             97,239

JNL/MCM 25 Division125

  Accumulation unit value:
    Beginning of period                                                     $9.99              $7.63               $9.54
    End of period                                                          $12.01              $9.99               $7.63
  Accumulation units outstanding
  at the end of period                                                     874,067            537,790             125,186

JNL/MCM Select Small-Cap Division115

  Accumulation unit value:
    Beginning of period                                                    $16.64              $11.40             $15.43
    End of period                                                          $18.48              $16.64             $11.40
  Accumulation units outstanding
  at the end of period                                                     501,936            345,956             66,919








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division499

  Accumulation unit value:
    Beginning of period                                                     $6.23               N/A                 N/A
    End of period                                                           $5.74               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     55,683               N/A                 N/A

JNL/MCM Healthcare Sector Division505

  Accumulation unit value:
    Beginning of period                                                    $10.95               N/A                 N/A
    End of period                                                          $10.81               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     51,026               N/A                 N/A

JNL/MCM Financial Sector Division477

  Accumulation unit value:
    Beginning of period                                                    $10.87              $10.53               N/A
    End of period                                                          $12.16              $10.87               N/A
  Accumulation units outstanding
  at the end of period                                                     28,445                -                  N/A

JNL/MCM Oil & Gas Sector Division477

  Accumulation unit value:
    Beginning of period                                                    $13.27              $12.71               N/A
    End of period                                                          $17.45              $13.27               N/A
  Accumulation units outstanding
  at the end of period                                                     64,155               695                 N/A

JNL/MCM Consumer Brands Sector Division508

  Accumulation unit value:
    Beginning of period                                                     $9.98               N/A                 N/A
    End of period                                                          $10.92               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     16,521               N/A                 N/A

JNL/MCM Communications Sector Division482

  Accumulation unit value:
    Beginning of period                                                     $3.93              $3.79                N/A
    End of period                                                           $4.57              $3.93                N/A
  Accumulation units outstanding
  at the end of period                                                     28,114              1,597                N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division57

  Accumulation unit value:
    Beginning of period                                                     $6.48              $4.92               $6.43
    End of period                                                           $7.58              $6.48               $4.92
  Accumulation units outstanding
  at the end of period                                                     61,033              60,335             24,404

JNL/FMR Balanced Division61

  Accumulation unit value:
    Beginning of period                                                     $9.45              $8.42               $9.14
    End of period                                                          $10.19              $9.45               $8.42
  Accumulation units outstanding
  at the end of period                                                     331,575            298,158             79,128

JNL/T. Rowe Price Value Division57

  Accumulation unit value:
    Beginning of period                                                    $11.64              $9.09              $10.60
    End of period                                                          $13.22              $11.64              $9.09
  Accumulation units outstanding
  at the end of period                                                     635,682            493,499             212,633

JNL/MCM S&P 500 Index Division51

  Accumulation unit value:
    Beginning of period                                                     $9.69              $7.69               $9.61
    End of period                                                          $10.51              $9.69               $7.69
  Accumulation units outstanding
  at the end of period                                                     844,006            607,511             180,736

JNL/MCM S&P 400 MidCap Index Division51

  Accumulation unit value:
    Beginning of period                                                    $11.27              $8.49               $9.88
    End of period                                                          $12.86              $11.27              $8.49
  Accumulation units outstanding
  at the end of period                                                     462,927            324,875             63,727

JNL/MCM Small Cap Index Division51

  Accumulation unit value:
    Beginning of period                                                    $11.39              $7.91               $9.66
    End of period                                                          $13.18              $11.39              $7.91
  Accumulation units outstanding
  at the end of period                                                     413,338            286,912             66,645








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division51

  Accumulation unit value:
    Beginning of period                                                    $11.54              $8.52               $9.62
    End of period                                                          $13.60              $11.54              $8.52
  Accumulation units outstanding
  at the end of period                                                     402,937            292,306             55,369

JNL/MCM Bond Index Division55

  Accumulation unit value:
    Beginning of period                                                    $10.87              $10.71              $9.97
    End of period                                                          $11.11              $10.87             $10.71
  Accumulation units outstanding
  at the end of period                                                     264,142            213,441             66,903

JNL/Oppenheimer Global Growth Division57

  Accumulation unit value:
    Beginning of period                                                     $9.75              $7.03               $8.68
    End of period                                                          $11.34              $9.75               $7.03
  Accumulation units outstanding
  at the end of period                                                     385,653            231,677             119,483

JNL/Oppenheimer Growth Division57

  Accumulation unit value:
    Beginning of period                                                     $7.98              $6.87               $8.65
    End of period                                                           $8.21              $7.98               $6.87
  Accumulation units outstanding
  at the end of period                                                     159,092            131,274             36,091

JNL/AIM Large Cap Growth Division57

  Accumulation unit value:
    Beginning of period                                                    $10.31              $8.04              $10.21
    End of period                                                          $11.19              $10.31              $8.04
  Accumulation units outstanding
  at the end of period                                                     246,101            148,810             31,732

JNL/AIM Small Cap Growth Division57

  Accumulation unit value:
    Beginning of period                                                    $11.32              $8.29              $10.46
    End of period                                                          $11.93              $11.32              $8.29
  Accumulation units outstanding
  at the end of period                                                     141,506            147,033             51,311








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division78

  Accumulation unit value:
    Beginning of period                                                     $9.44              $7.80              $10.85
    End of period                                                           $9.23              $9.44               $7.80
  Accumulation units outstanding
  at the end of period                                                        -                64,751             23,506

JNL/Select Value Division236

  Accumulation unit value:
    Beginning of period                                                    $14.53              $10.93             $11.45
    End of period                                                          $16.45              $14.53             $10.93
  Accumulation units outstanding
  at the end of period                                                     80,547              67,707              4,144

JNL/MCM Nasdaq 15 Division683

  Accumulation unit value:
    Beginning of period                                                     $9.81               N/A                 N/A
    End of period                                                          $10.83               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     57,028               N/A                 N/A

JNL/MCM Value Line 25 Division683

  Accumulation unit value:
    Beginning of period                                                     $9.52               N/A                 N/A
    End of period                                                          $11.43               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     116,815              N/A                 N/A

JNL/MCM VIP Division683

  Accumulation unit value:
    Beginning of period                                                     $9.75               N/A                 N/A
    End of period                                                          $11.08               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     21,527               N/A                 N/A

JNL/MCM JNL 5 Division683

  Accumulation unit value:
    Beginning of period                                                     $9.71               N/A                 N/A
    End of period                                                          $10.91               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     276,614              N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division52

  Accumulation unit value:
    Beginning of period                                                    $11.67              $10.05             $10.94
    End of period                                                          $12.61              $11.67             $10.05
  Accumulation units outstanding
  at the end of period                                                    1,125,083           974,917             253,103

JNL/S&P Managed Growth Division52

  Accumulation unit value:
    Beginning of period                                                    $11.75              $9.79              $11.08
    End of period                                                          $12.91              $11.75              $9.79
  Accumulation units outstanding
  at the end of period                                                    2,148,491          1,989,280            753,526

JNL/S&P Managed Aggressive Growth Division52

  Accumulation unit value:
    Beginning of period                                                    $11.42              $9.13              $10.97
    End of period                                                          $12.68              $11.42              $9.13
  Accumulation units outstanding
  at the end of period                                                    1,399,460           498,980             230,240

JNL/S&P Very Aggressive Growth Division I81

  Accumulation unit value:
    Beginning of period                                                    $11.01              $8.55              $11.12
    End of period                                                          $11.27              $11.01              $8.55
  Accumulation units outstanding
  at the end of period                                                        -               115,546             17,702

JNL/S&P Equity Growth Division I52

  Accumulation unit value:
    Beginning of period                                                    $10.28              $8.05              $10.20
    End of period                                                          $10.48              $10.28              $8.05
  Accumulation units outstanding
  at the end of period                                                        -               228,333             105,602

JNL/S&P Equity Aggressive Growth Division I52

  Accumulation unit value:
    Beginning of period                                                    $10.52              $8.21              $10.38
    End of period                                                          $10.75              $10.52              $8.21
  Accumulation units outstanding
  at the end of period                                                        -               176,424             62,697








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division180

  Accumulation unit value:
    Beginning of period                                                     $9.99              $7.74               $7.91
    End of period                                                          $10.19              $9.99               $7.74
  Accumulation units outstanding
  at the end of period                                                        -                58,226              5,324

JNL/S&P Core Index 100 Division88

  Accumulation unit value:
    Beginning of period                                                    $10.29              $8.55               $9.94
    End of period                                                          $10.48              $10.29              $8.55
  Accumulation units outstanding
  at the end of period                                                        -               140,880             101,997

JNL/S&P Core Index 75 Division101

  Accumulation unit value:
    Beginning of period                                                    $10.15              $8.14               $9.78
    End of period                                                          $10.37              $10.15              $8.14
  Accumulation units outstanding
  at the end of period                                                        -                18,600             11,594

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division705

  Accumulation unit value:
    Beginning of period                                                    $10.28               N/A                 N/A
    End of period                                                          $10.50               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,690               N/A                 N/A








ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.42% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
$1 MILLION PREMIUM ADMINISTRATIVE FEE WAIVER AND PREMIUM CREDIT 3%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division577

  Accumulation unit value:
    Beginning of period                                                    $20.86               N/A                 N/A
    End of period                                                          $22.98               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,080               N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A







INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division577

  Accumulation unit value:
    Beginning of period                                                    $17.21               N/A                 N/A
    End of period                                                          $18.59               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,700               N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division577

  Accumulation unit value:
    Beginning of period                                                    $28.80               N/A                 N/A
    End of period                                                          $33.41               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,189               N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division577

  Accumulation unit value:
    Beginning of period                                                    $13.32               N/A                 N/A
    End of period                                                          $13.95               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,786               N/A                 N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division577

  Accumulation unit value:
    Beginning of period                                                     $8.91               N/A                 N/A
    End of period                                                           $9.62               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,012               N/A                 N/A

JNL/MCM The S&P(R) 10 Division577

  Accumulation unit value:
    Beginning of period                                                     $8.20               N/A                 N/A
    End of period                                                           $9.98               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,726               N/A                 N/A

JNL/MCM Global 15 Division577

  Accumulation unit value:
    Beginning of period                                                     $9.22               N/A                 N/A
    End of period                                                          $11.80               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,756               N/A                 N/A

JNL/MCM 25 Division577

  Accumulation unit value:
    Beginning of period                                                     $9.93               N/A                 N/A
    End of period                                                          $12.00               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,305               N/A                 N/A

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Value Division577

  Accumulation unit value:
    Beginning of period                                                    $11.50               N/A                 N/A
    End of period                                                          $13.21               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     11,005               N/A                 N/A

JNL/MCM S&P 500 Index Division577

  Accumulation unit value:
    Beginning of period                                                     $9.53               N/A                 N/A
    End of period                                                          $10.51               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,661               N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division577

  Accumulation unit value:
    Beginning of period                                                    $11.10               N/A                 N/A
    End of period                                                          $12.86               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     11,304               N/A                 N/A

JNL/MCM Small Cap Index Division577

  Accumulation unit value:
    Beginning of period                                                    $11.19               N/A                 N/A
    End of period                                                          $13.18               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,642               N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division577

  Accumulation unit value:
    Beginning of period                                                    $11.30               N/A                 N/A
    End of period                                                          $13.59               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     11,040               N/A                 N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A








ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.45% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
EARNINGSMAX
20% ADDITIONAL FREE WITHDRAWAL
FIVE YEAR WITHDRAWAL CHARGE PERIOD
4% ROLL-UP DEATH BENEFIT
FIVE YEAR WITHDRAWAL CHARGE PERIOD
$1 MILLION PREMIUM ADMINISTRATIVE FEE WAIVER AND THREE YEAR WITHDRAWAL CHARGE PERIOD
$1 MILLION PREMIUM ADMINISTRATIVE FEE WAIVER AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT
GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH.

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division58

  Accumulation unit value:
    Beginning of period                                                    $23.61              $17.69             $22.83
    End of period                                                          $25.99              $23.61             $17.69
  Accumulation units outstanding
  at the end of period                                                     33,000              28,727             19,568

JNL/FMR Capital Growth Division60

  Accumulation unit value:
    Beginning of period                                                    $17.98              $13.45             $16.59
    End of period                                                          $20.91              $17.98             $13.45
  Accumulation units outstanding
  at the end of period                                                     11,052              12,698              8,459

JNL/Select Global Growth Division586

  Accumulation unit value:
    Beginning of period                                                    $20.68               N/A                 N/A
    End of period                                                          $23.10               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,459               N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alger Growth Division74

  Accumulation unit value:
    Beginning of period                                                    $16.78              $12.59             $18.30
    End of period                                                          $17.37              $16.78             $12.59
  Accumulation units outstanding
  at the end of period                                                     36,788              29,912             13,375

JNL/Eagle Core Equity Division73

  Accumulation unit value:
    Beginning of period                                                    $16.33              $13.31             $17.35
    End of period                                                          $17.12              $16.33             $13.31
  Accumulation units outstanding
  at the end of period                                                     41,876              37,294             13,935

JNL/Eagle SmallCap Equity Division65

  Accumulation unit value:
    Beginning of period                                                    $16.65              $12.07             $15.75
    End of period                                                          $19.49              $16.65             $12.07
  Accumulation units outstanding
  at the end of period                                                     12,158              10,700              5,060

JNL/Select Balanced Division73

  Accumulation unit value:
    Beginning of period                                                    $20.97              $17.50             $18.79
    End of period                                                          $22.92              $20.97             $17.50
  Accumulation units outstanding
  at the end of period                                                     115,394             78,075             18,956

JNL/Putnam Equity Division60

  Accumulation unit value:
    Beginning of period                                                    $18.04              $14.38             $17.40
    End of period                                                          $20.10              $18.04             $14.38
  Accumulation units outstanding
  at the end of period                                                     21,039              22,375             18,472

JNL/PPM America High Yield Bond Division60

  Accumulation unit value:
    Beginning of period                                                    $15.44              $13.20             $12.98
    End of period                                                          $15.96              $15.44             $13.20
  Accumulation units outstanding
  at the end of period                                                        -               144,853             32,045








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Money Market Division52

  Accumulation unit value:
    Beginning of period                                                    $12.25              $12.37             $12.41
    End of period                                                          $12.17              $12.25             $12.37
  Accumulation units outstanding
  at the end of period                                                     47,302              26,645             55,558

JNL/Putnam Value Equity Division60

  Accumulation unit value:
    Beginning of period                                                    $18.24              $14.86             $17.90
    End of period                                                          $19.73              $18.24             $14.86
  Accumulation units outstanding
  at the end of period                                                     63,463              57,883             35,018

JNL/Salomon Brothers Strategic Bond Division73

  Accumulation unit value:
    Beginning of period                                                    $17.59              $15.72             $14.95
    End of period                                                          $18.54              $17.59             $15.72
  Accumulation units outstanding
  at the end of period                                                     66,873              50,533             17,267

JNL/Salomon Brothers U.S. Government & Quality Bond Division68

  Accumulation unit value:
    Beginning of period                                                    $15.15              $15.19             $13.97
    End of period                                                          $15.51              $15.15             $15.19
  Accumulation units outstanding
  at the end of period                                                     127,677            125,294             144,258

JNL/T. Rowe Price Established Growth Division58

  Accumulation unit value:
    Beginning of period                                                    $23.70              $18.42             $22.77
    End of period                                                          $25.66              $23.70             $18.42
  Accumulation units outstanding
  at the end of period                                                     64,981              53,649             22,644

JNL/JPMorgan International Equity Division73

  Accumulation unit value:
    Beginning of period                                                    $11.70              $9.24              $11.71
    End of period                                                          $13.42              $11.70              $9.24
  Accumulation units outstanding
  at the end of period                                                     42,899              31,246             21,232








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/T. Rowe Price Mid-Cap Growth Division56

  Accumulation unit value:
    Beginning of period                                                    $28.64              $20.96             $25.75
    End of period                                                          $33.32              $28.64             $20.96
  Accumulation units outstanding
  at the end of period                                                     65,787              54,288             19,061

JNL/Alliance Capital Growth Division50

  Accumulation unit value:
    Beginning of period                                                     $9.45              $7.71              $10.20
    End of period                                                           $9.90              $9.45               $7.71
  Accumulation units outstanding
  at the end of period                                                     20,194              33,040             11,863

JNL/JPMorgan International Value Division312

  Accumulation unit value:
    Beginning of period                                                     $8.64              $6.11                N/A
    End of period                                                          $10.43              $8.64                N/A
  Accumulation units outstanding
  at the end of period                                                     28,640              28,582               N/A

JNL/PIMCO Total Return Bond Division58

  Accumulation unit value:
    Beginning of period                                                    $13.52              $13.09             $12.44
    End of period                                                          $13.92              $13.52             $13.09
  Accumulation units outstanding
  at the end of period                                                     249,963            208,256             97,236

JNL/Lazard Small Cap Value Division58

  Accumulation unit value:
    Beginning of period                                                    $12.82              $9.37              $11.29
    End of period                                                          $14.58              $12.82              $9.37
  Accumulation units outstanding
  at the end of period                                                     103,321             95,623             52,324

JNL/Lazard Mid Cap Value Division56

  Accumulation unit value:
    Beginning of period                                                    $13.98              $11.00             $13.05
    End of period                                                          $17.18              $13.98             $11.00
  Accumulation units outstanding
  at the end of period                                                     92,065              79,705             31,702








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $12.67               N/A                 N/A
    End of period                                                          $13.04               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     255,826              N/A                 N/A

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division50

  Accumulation unit value:
    Beginning of period                                                     $7.57              $5.95               $7.48
    End of period                                                           $8.30              $7.57               $5.95
  Accumulation units outstanding
  at the end of period                                                     89,475              57,248             31,019

JNL/MCM The DowSM 10 Division56

  Accumulation unit value:
    Beginning of period                                                     $9.47              $7.64               $8.64
    End of period                                                           $9.60              $9.47               $7.64
  Accumulation units outstanding
  at the end of period                                                     621,871            417,372             105,586

JNL/MCM The S&P(R) 10 Division118

  Accumulation unit value:
    Beginning of period                                                     $8.59              $7.33               $9.97
    End of period                                                           $9.96              $8.59               $7.33
  Accumulation units outstanding
  at the end of period                                                     524,020            349,834             53,406

JNL/MCM Global 15 Division118

  Accumulation unit value:
    Beginning of period                                                     $9.33              $7.11               $9.05
    End of period                                                          $11.78              $9.33               $7.11
  Accumulation units outstanding
  at the end of period                                                     480,031            284,753             43,257

JNL/MCM 25 Division118

  Accumulation unit value:
    Beginning of period                                                     $9.97              $7.61               $9.78
    End of period                                                          $11.98              $9.97               $7.61
  Accumulation units outstanding
  at the end of period                                                     502,570            316,509             49,772








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Select Small-Cap Division118

  Accumulation unit value:
    Beginning of period                                                    $16.60              $11.38             $15.45
    End of period                                                          $18.42              $16.60             $11.38
  Accumulation units outstanding
  at the end of period                                                     276,086            178,144             30,995

JNL/MCM Technology Sector Division518

  Accumulation unit value:
    Beginning of period                                                     $5.95               N/A                 N/A
    End of period                                                           $5.73               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     96,325               N/A                 N/A

JNL/MCM Healthcare Sector Division486

  Accumulation unit value:
    Beginning of period                                                    $10.57              $10.57               N/A
    End of period                                                          $10.78              $10.57               N/A
  Accumulation units outstanding
  at the end of period                                                     44,487               562                 N/A

JNL/MCM Financial Sector Division518

  Accumulation unit value:
    Beginning of period                                                    $11.46               N/A                 N/A
    End of period                                                          $12.13               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     48,088               N/A                 N/A

JNL/MCM Oil & Gas Sector Division504

  Accumulation unit value:
    Beginning of period                                                    $13.62               N/A                 N/A
    End of period                                                          $17.40               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     25,909               N/A                 N/A

JNL/MCM Consumer Brands Sector Division518

  Accumulation unit value:
    Beginning of period                                                    $10.23               N/A                 N/A
    End of period                                                          $10.89               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     10,336               N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division523

  Accumulation unit value:
    Beginning of period                                                     $4.21               N/A                 N/A
    End of period                                                           $4.55               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      9,538               N/A                 N/A

JNL/Putnam Midcap Growth Division60

  Accumulation unit value:
    Beginning of period                                                     $6.47              $4.92               $6.40
    End of period                                                           $7.56              $6.47               $4.92
  Accumulation units outstanding
  at the end of period                                                     33,834              29,765              9,542

JNL/FMR Balanced Division56

  Accumulation unit value:
    Beginning of period                                                     $9.43              $8.41               $9.06
    End of period                                                          $10.17              $9.43               $8.41
  Accumulation units outstanding
  at the end of period                                                     116,113             73,523             17,199

JNL/T. Rowe Price Value Division56

  Accumulation unit value:
    Beginning of period                                                    $11.61              $9.07              $10.79
    End of period                                                          $13.19              $11.61              $9.07
  Accumulation units outstanding
  at the end of period                                                     165,555            113,931             50,904

JNL/MCM S&P 500 Index Division50

  Accumulation unit value:
    Beginning of period                                                     $9.68              $7.68               $9.47
    End of period                                                          $10.50              $9.68               $7.68
  Accumulation units outstanding
  at the end of period                                                     554,198            329,286             154,134

JNL/MCM S&P 400 MidCap Index Division50

  Accumulation unit value:
    Beginning of period                                                    $11.26              $8.49               $9.67
    End of period                                                          $12.84              $11.26              $8.49
  Accumulation units outstanding
  at the end of period                                                     246,455            146,345             54,166








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Small Cap Index Division52

  Accumulation unit value:
    Beginning of period                                                    $11.37              $7.91               $9.76
    End of period                                                          $13.16              $11.37              $7.91
  Accumulation units outstanding
  at the end of period                                                     193,287            118,026             38,057

JNL/MCM International Index Division65

  Accumulation unit value:
    Beginning of period                                                    $11.53              $8.52               $9.96
    End of period                                                          $13.58              $11.53              $8.52
  Accumulation units outstanding
  at the end of period                                                     215,873            130,405             59,645

JNL/MCM Bond Index Division58

  Accumulation unit value:
    Beginning of period                                                    $10.86              $10.71             $10.00
    End of period                                                          $11.10              $10.86             $10.71
  Accumulation units outstanding
  at the end of period                                                     197,577            128,901             48,780

JNL/Oppenheimer Global Growth Division62

  Accumulation unit value:
    Beginning of period                                                     $9.74              $7.03               $8.75
    End of period                                                          $11.32              $9.74               $7.03
  Accumulation units outstanding
  at the end of period                                                     87,736              66,388             29,061

JNL/Oppenheimer Growth Division109

  Accumulation unit value:
    Beginning of period                                                     $7.97              $6.87               $8.49
    End of period                                                           $8.19              $7.97               $6.87
  Accumulation units outstanding
  at the end of period                                                     32,173              48,816              5,052

JNL/AIM Large Cap Growth Division73

  Accumulation unit value:
    Beginning of period                                                    $10.30              $8.04              $10.68
    End of period                                                          $11.17              $10.30              $8.04
  Accumulation units outstanding
  at the end of period                                                     127,915             75,329             12,265








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Small Cap Growth Division73

  Accumulation unit value:
    Beginning of period                                                    $11.31              $8.29              $11.04
    End of period                                                          $11.91              $11.31              $8.29
  Accumulation units outstanding
  at the end of period                                                     64,997              58,555             33,911

JNL/AIM Premier Equity II Division60

  Accumulation unit value:
    Beginning of period                                                     $9.43              $7.80              $10.09
    End of period                                                           $9.22              $9.43               $7.80
  Accumulation units outstanding
  at the end of period                                                        -                19,704              7,886

JNL/Select Value Division242

  Accumulation unit value:
    Beginning of period                                                    $14.52              $10.93             $11.19
    End of period                                                          $16.43              $14.52             $10.93
  Accumulation units outstanding
  at the end of period                                                     57,418              27,733               166

JNL/MCM Nasdaq 15 Division676

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A                 N/A
    End of period                                                          $10.83               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     22,602               N/A                 N/A

JNL/MCM Value Line 25 Division676

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A                 N/A
    End of period                                                          $11.43               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     65,894               N/A                 N/A

JNL/MCM VIP Division704

  Accumulation unit value:
    Beginning of period                                                    $10.57               N/A                 N/A
    End of period                                                          $11.08               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     41,173               N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM JNL 5 Division704

  Accumulation unit value:
    Beginning of period                                                    $10.42               N/A                 N/A
    End of period                                                          $10.91               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,344               N/A                 N/A

JNL/S&P Managed Moderate Growth Division67

  Accumulation unit value:
    Beginning of period                                                    $11.63              $10.02             $11.17
    End of period                                                          $12.56              $11.63             $10.02
  Accumulation units outstanding
  at the end of period                                                     583,823            338,666             100,482

JNL/S&P Managed Growth Division56

  Accumulation unit value:
    Beginning of period                                                    $11.72              $9.77              $11.03
    End of period                                                          $12.87              $11.72              $9.77
  Accumulation units outstanding
  at the end of period                                                     742,134            483,690             139,370

JNL/S&P Managed Aggressive Growth Division83

  Accumulation unit value:
    Beginning of period                                                    $11.38              $9.11              $11.39
    End of period                                                          $12.64              $11.38              $9.11
  Accumulation units outstanding
  at the end of period                                                     445,283             87,380             28,707

JNL/S&P Very Aggressive Growth Division I77

  Accumulation unit value:
    Beginning of period                                                    $10.98              $8.53              $11.43
    End of period                                                          $11.24              $10.98              $8.53
  Accumulation units outstanding
  at the end of period                                                        -                31,673             29,769

JNL/S&P Equity Growth Division I47

  Accumulation unit value:
    Beginning of period                                                    $10.26              $8.03              $10.05
    End of period                                                          $10.45              $10.26              $8.03
  Accumulation units outstanding
  at the end of period                                                        -               206,291             38,840








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Equity Aggressive Growth Division I108

  Accumulation unit value:
    Beginning of period                                                    $10.49              $8.19              $10.25
    End of period                                                          $10.72              $10.49              $8.19
  Accumulation units outstanding
  at the end of period                                                        -                37,162             10,640

JNL/S&P Core Index 50 Division89

  Accumulation unit value:
    Beginning of period                                                     $9.98              $7.73               $9.99
    End of period                                                          $10.17              $9.98               $7.73
  Accumulation units outstanding
  at the end of period                                                        -                2,521                312

JNL/S&P Core Index 100 Division85

  Accumulation unit value:
    Beginning of period                                                    $10.28              $8.54              $10.04
    End of period                                                          $10.47              $10.28              $8.54
  Accumulation units outstanding
  at the end of period                                                        -                44,493             18,745

JNL/S&P Core Index 75 Division50

  Accumulation unit value:
    Beginning of period                                                    $10.14              $8.14               $9.52
    End of period                                                          $10.36              $10.14              $8.14
  Accumulation units outstanding
  at the end of period                                                        -                24,723             21,207

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.50% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
GUARANTEED MINIMUM WITHDRAWAL BENEFIT
HIGHEST ANNIVERSARY VALUE DEATH BENEFIT
$1 MILLION PREMIUM ADMINISTRATIVE FEE WAIVER AND NEW GUARANTEED MINIMUM
  WITHDRAWAL BENEFIT
GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division274

  Accumulation unit value:
    Beginning of period                                                    $23.51              $16.91               N/A
    End of period                                                          $25.86              $23.51               N/A
  Accumulation units outstanding
  at the end of period                                                     58,777              53,728               N/A

JNL/FMR Capital Growth Division274

  Accumulation unit value:
    Beginning of period                                                    $17.90              $12.90               N/A
    End of period                                                          $20.81              $17.90               N/A
  Accumulation units outstanding
  at the end of period                                                     31,977              18,467               N/A

JNL/Select Global Growth Division587

  Accumulation unit value:
    Beginning of period                                                    $20.54               N/A                 N/A
    End of period                                                          $22.99               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       886                N/A                 N/A

JNL/Alger Growth Division274

  Accumulation unit value:
    Beginning of period                                                    $16.71              $12.11               N/A
    End of period                                                          $17.29              $16.71               N/A
  Accumulation units outstanding
  at the end of period                                                     119,675            128,667               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division285

  Accumulation unit value:
    Beginning of period                                                    $16.27              $12.14               N/A
    End of period                                                          $17.05              $16.27               N/A
  Accumulation units outstanding
  at the end of period                                                     201,640            122,214               N/A

JNL/Eagle SmallCap Equity Division285

  Accumulation unit value:
    Beginning of period                                                    $16.59              $10.41               N/A
    End of period                                                          $19.41              $16.59               N/A
  Accumulation units outstanding
  at the end of period                                                     103,984             49,816               N/A

JNL/Select Balanced Division278

  Accumulation unit value:
    Beginning of period                                                    $20.88              $16.89               N/A
    End of period                                                          $22.81              $20.88               N/A
  Accumulation units outstanding
  at the end of period                                                     340,031            129,290               N/A

JNL/Putnam Equity Division278

  Accumulation unit value:
    Beginning of period                                                    $17.96              $13.55               N/A
    End of period                                                          $20.00              $17.96               N/A
  Accumulation units outstanding
  at the end of period                                                      7,597              5,621                N/A

JNL/PPM America High Yield Bond Division274

  Accumulation unit value:
    Beginning of period                                                    $15.37              $13.35               N/A
    End of period                                                          $15.88              $15.37               N/A
  Accumulation units outstanding
  at the end of period                                                        -               328,180               N/A

JNL/Select Money Market Division273

  Accumulation unit value:
    Beginning of period                                                    $12.20              $12.32               N/A
    End of period                                                          $12.12              $12.20               N/A
  Accumulation units outstanding
  at the end of period                                                     122,952             66,930               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division281

  Accumulation unit value:
    Beginning of period                                                    $18.16              $13.82               N/A
    End of period                                                          $19.64              $18.16               N/A
  Accumulation units outstanding
  at the end of period                                                     132,011             75,797               N/A

JNL/Salomon Brothers Strategic Bond Division274

  Accumulation unit value:
    Beginning of period                                                    $17.52              $15.95               N/A
    End of period                                                          $18.45              $17.52               N/A
  Accumulation units outstanding
  at the end of period                                                     335,446            149,590               N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division277

  Accumulation unit value:
    Beginning of period                                                    $15.09              $15.29               N/A
    End of period                                                          $15.43              $15.09               N/A
  Accumulation units outstanding
  at the end of period                                                     322,313            205,423               N/A

JNL/T. Rowe Price Established Growth Division277

  Accumulation unit value:
    Beginning of period                                                    $23.59              $17.58               N/A
    End of period                                                          $25.54              $23.59               N/A
  Accumulation units outstanding
  at the end of period                                                     311,131            134,271               N/A

JNL/JPMorgan International Equity Division281

  Accumulation unit value:
    Beginning of period                                                    $11.65              $8.42                N/A
    End of period                                                          $13.35              $11.65               N/A
  Accumulation units outstanding
  at the end of period                                                     113,095             66,299               N/A

JNL/T. Rowe Price Mid-Cap Growth Division274

  Accumulation unit value:
    Beginning of period                                                    $28.51              $19.78               N/A
    End of period                                                          $33.16              $28.51               N/A
  Accumulation units outstanding
  at the end of period                                                     223,821            148,119               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division274

  Accumulation unit value:
    Beginning of period                                                     $9.42              $7.20                N/A
    End of period                                                           $9.86              $9.42                N/A
  Accumulation units outstanding
  at the end of period                                                     86,224              78,528               N/A

JNL/JPMorgan International Value Division285

  Accumulation unit value:
    Beginning of period                                                     $8.61              $5.43                N/A
    End of period                                                          $10.39              $8.61                N/A
  Accumulation units outstanding
  at the end of period                                                     277,805             82,807               N/A

JNL/PIMCO Total Return Bond Division271

  Accumulation unit value:
    Beginning of period                                                    $13.48              $13.18               N/A
    End of period                                                          $13.87              $13.48               N/A
  Accumulation units outstanding
  at the end of period                                                     890,922            621,948               N/A

JNL/Lazard Small Cap Value Division278

  Accumulation unit value:
    Beginning of period                                                    $12.79              $8.88                N/A
    End of period                                                          $14.53              $12.79               N/A
  Accumulation units outstanding
  at the end of period                                                     314,682            210,425               N/A

JNL/Lazard Mid Cap Value Division274

  Accumulation unit value:
    Beginning of period                                                    $13.94              $10.44               N/A
    End of period                                                          $17.13              $13.94               N/A
  Accumulation units outstanding
  at the end of period                                                     320,022            142,114               N/A

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $12.63               N/A                 N/A
    End of period                                                          $12.99               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     694,464              N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division307

  Accumulation unit value:
    Beginning of period                                                     $7.55              $5.88                N/A
    End of period                                                           $8.28              $7.55                N/A
  Accumulation units outstanding
  at the end of period                                                     315,293            116,160               N/A

JNL/MCM The DowSM 10 Division182

  Accumulation unit value:
    Beginning of period                                                     $9.45              $7.63               $7.38
    End of period                                                           $9.58              $9.45               $7.63
  Accumulation units outstanding
  at the end of period                                                    3,323,866          1,332,348               -

JNL/MCM The S&P(R) 10 Division182

  Accumulation unit value:
    Beginning of period                                                     $8.57              $7.32               $8.46
    End of period                                                           $9.94              $8.57               $7.32
  Accumulation units outstanding
  at the end of period                                                    3,073,786          1,130,204               -

JNL/MCM Global 15 Division182

  Accumulation unit value:
    Beginning of period                                                     $9.31              $7.10               $7.47
    End of period                                                          $11.75              $9.31               $7.10
  Accumulation units outstanding
  at the end of period                                                    2,791,850           944,569                -

JNL/MCM 25 Division182

  Accumulation unit value:
    Beginning of period                                                     $9.95              $7.60               $8.15
    End of period                                                          $11.94              $9.95               $7.60
  Accumulation units outstanding
  at the end of period                                                    2,738,002          1,060,713               -

JNL/MCM Select Small-Cap Division182

  Accumulation unit value:
    Beginning of period                                                    $16.57              $11.36             $11.35
    End of period                                                          $18.37              $16.57             $11.36
  Accumulation units outstanding
  at the end of period                                                    1,592,203           590,024                -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division488

  Accumulation unit value:
    Beginning of period                                                     $5.90               N/A                 N/A
    End of period                                                           $5.71               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     115,754              N/A                 N/A

JNL/MCM Healthcare Sector Division479

  Accumulation unit value:
    Beginning of period                                                    $10.55              $10.34               N/A
    End of period                                                          $10.75              $10.55               N/A
  Accumulation units outstanding
  at the end of period                                                     154,680              542                 N/A

JNL/MCM Financial Sector Division479

  Accumulation unit value:
    Beginning of period                                                    $10.82              $10.60               N/A
    End of period                                                          $12.09              $10.82               N/A
  Accumulation units outstanding
  at the end of period                                                     75,068               529                 N/A

JNL/MCM Oil & Gas Sector Division488

  Accumulation unit value:
    Beginning of period                                                    $13.42               N/A                 N/A
    End of period                                                          $17.35               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     140,481              N/A                 N/A

JNL/MCM Consumer Brands Sector Division487

  Accumulation unit value:
    Beginning of period                                                     $9.93               N/A                 N/A
    End of period                                                          $10.86               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     24,567               N/A                 N/A

JNL/MCM Communications Sector Division488

  Accumulation unit value:
    Beginning of period                                                     $4.03               N/A                 N/A
    End of period                                                           $4.54               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     85,003               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division274

  Accumulation unit value:
    Beginning of period                                                     $6.45              $4.73                N/A
    End of period                                                           $7.54              $6.45                N/A
  Accumulation units outstanding
  at the end of period                                                     69,530              58,509               N/A

JNL/FMR Balanced Division284

  Accumulation unit value:
    Beginning of period                                                     $9.41              $8.14                N/A
    End of period                                                          $10.15              $9.41                N/A
  Accumulation units outstanding
  at the end of period                                                     308,511            240,075               N/A

JNL/T. Rowe Price Value Division277

  Accumulation unit value:
    Beginning of period                                                    $11.59              $8.36                N/A
    End of period                                                          $13.16              $11.59               N/A
  Accumulation units outstanding
  at the end of period                                                     734,379            391,316               N/A

JNL/MCM S&P 500 Index Division272

  Accumulation unit value:
    Beginning of period                                                     $9.67              $7.31                N/A
    End of period                                                          $10.48              $9.67                N/A
  Accumulation units outstanding
  at the end of period                                                    2,064,234           987,736               N/A

JNL/MCM S&P 400 MidCap Index Division272

  Accumulation unit value:
    Beginning of period                                                    $11.24              $7.95                N/A
    End of period                                                          $12.83              $11.24               N/A
  Accumulation units outstanding
  at the end of period                                                    1,334,828           622,504               N/A

JNL/MCM Small Cap Index Division272

  Accumulation unit value:
    Beginning of period                                                    $11.36              $7.41                N/A
    End of period                                                          $13.14              $11.36               N/A
  Accumulation units outstanding
  at the end of period                                                    1,030,365           457,554               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division272

  Accumulation unit value:
    Beginning of period                                                    $11.52              $8.12                N/A
    End of period                                                          $13.56              $11.52               N/A
  Accumulation units outstanding
  at the end of period                                                    1,062,863           414,962               N/A

JNL/MCM Bond Index Division272

  Accumulation unit value:
    Beginning of period                                                    $10.85              $10.76               N/A
    End of period                                                          $11.08              $10.85               N/A
  Accumulation units outstanding
  at the end of period                                                     759,437            280,251               N/A

JNL/Oppenheimer Global Growth Division279

  Accumulation unit value:
    Beginning of period                                                     $9.72              $6.57                N/A
    End of period                                                          $11.30              $9.72                N/A
  Accumulation units outstanding
  at the end of period                                                     441,117            230,217               N/A

JNL/Oppenheimer Growth Division285

  Accumulation unit value:
    Beginning of period                                                     $7.96              $6.47                N/A
    End of period                                                           $8.18              $7.96                N/A
  Accumulation units outstanding
  at the end of period                                                     103,692             48,275               N/A

JNL/AIM Large Cap Growth Division274

  Accumulation unit value:
    Beginning of period                                                    $10.29              $7.86                N/A
    End of period                                                          $11.15              $10.29               N/A
  Accumulation units outstanding
  at the end of period                                                     358,184            178,781               N/A

JNL/AIM Small Cap Growth Division274

  Accumulation unit value:
    Beginning of period                                                    $11.30              $7.75                N/A
    End of period                                                          $11.89              $11.30               N/A
  Accumulation units outstanding
  at the end of period                                                     185,860            138,330               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division278

  Accumulation unit value:
    Beginning of period                                                     $9.42              $7.39                N/A
    End of period                                                           $9.21              $9.42                N/A
  Accumulation units outstanding
  at the end of period                                                        -                14,913               N/A

JNL/Select Value Division278

  Accumulation unit value:
    Beginning of period                                                    $14.51              $10.29               N/A
    End of period                                                          $16.41              $14.51               N/A
  Accumulation units outstanding
  at the end of period                                                     191,342             78,153               N/A

JNL/MCM Nasdaq 15 Division689

  Accumulation unit value:
    Beginning of period                                                     $9.94               N/A                 N/A
    End of period                                                          $10.83               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     44,593               N/A                 N/A

JNL/MCM Value Line 25 Division675

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A                 N/A
    End of period                                                          $11.43               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     154,601              N/A                 N/A

JNL/MCM VIP Division686

  Accumulation unit value:
    Beginning of period                                                     $9.76               N/A                 N/A
    End of period                                                          $11.08               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     101,868              N/A                 N/A

JNL/MCM JNL 5 Division680

  Accumulation unit value:
    Beginning of period                                                     $9.91               N/A                 N/A
    End of period                                                          $10.91               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     301,453              N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division269

  Accumulation unit value:
    Beginning of period                                                    $11.60              $9.72                N/A
    End of period                                                          $12.52              $11.60               N/A
  Accumulation units outstanding
  at the end of period                                                    1,517,827           855,504               N/A

JNL/S&P Managed Growth Division270

  Accumulation unit value:
    Beginning of period                                                    $11.68              $9.49                N/A
    End of period                                                          $12.82              $11.68               N/A
  Accumulation units outstanding
  at the end of period                                                    3,979,383          1,937,017              N/A

JNL/S&P Managed Aggressive Growth Division286

  Accumulation unit value:
    Beginning of period                                                    $11.35              $8.40                N/A
    End of period                                                          $12.59              $11.35               N/A
  Accumulation units outstanding
  at the end of period                                                    2,477,770           447,513               N/A

JNL/S&P Very Aggressive Growth Division I284

  Accumulation unit value:
    Beginning of period                                                    $10.95              $7.75                N/A
    End of period                                                          $11.20              $10.95               N/A
  Accumulation units outstanding
  at the end of period                                                        -               304,722               N/A

JNL/S&P Equity Growth Division I273

  Accumulation unit value:
    Beginning of period                                                    $10.23              $7.66                N/A
    End of period                                                          $10.42              $10.23               N/A
  Accumulation units outstanding
  at the end of period                                                        -               342,592               N/A

JNL/S&P Equity Aggressive Growth Division I311

  Accumulation unit value:
    Beginning of period                                                    $10.46              $8.20                N/A
    End of period                                                          $10.68              $10.46               N/A
  Accumulation units outstanding
  at the end of period                                                        -                96,484               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division353

  Accumulation unit value:
    Beginning of period                                                     $9.97              $8.75                N/A
    End of period                                                          $10.16              $9.97                N/A
  Accumulation units outstanding
  at the end of period                                                        -                32,367               N/A

JNL/S&P Core Index 100 Division279

  Accumulation unit value:
    Beginning of period                                                    $10.27              $8.23                N/A
    End of period                                                          $10.45              $10.27               N/A
  Accumulation units outstanding
  at the end of period                                                        -               130,451               N/A

JNL/S&P Core Index 75 Division372

  Accumulation unit value:
    Beginning of period                                                    $10.13              $8.96                N/A
    End of period                                                          $10.34              $10.13               N/A
  Accumulation units outstanding
  at the end of period                                                        -                70,224               N/A

JNL/S&P Managed Conservative Division703

  Accumulation unit value:
    Beginning of period                                                    $10.14               N/A                 N/A
    End of period                                                          $10.31               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,172               N/A                 N/A

JNL/S&P Managed Moderate Division678

  Accumulation unit value:
    Beginning of period                                                     $9.97               N/A                 N/A
    End of period                                                          $10.50               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     133,708              N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.545% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
 PREMIUM CREDIT 2%
$1 MILLION PREMIUM ADMINISTRATIVE FEE WAIVER AND COMPOUNDING DEATH BENEFIT AND
  PREMIUM CREDIT 2%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division164

  Accumulation unit value:
    Beginning of period                                                    $23.42              $17.56             $16.85
    End of period                                                          $25.75              $23.42             $17.56
  Accumulation units outstanding
  at the end of period                                                     21,339              53,941               66

JNL/FMR Capital Growth Division263

  Accumulation unit value:
    Beginning of period                                                    $17.83              $13.00               N/A
    End of period                                                          $20.72              $17.83               N/A
  Accumulation units outstanding
  at the end of period                                                     20,795              21,738               N/A

JNL/Select Global Growth Division720

  Accumulation unit value:
    Beginning of period                                                    $22.52               N/A                 N/A
    End of period                                                          $22.89               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       388                N/A                 N/A

JNL/Alger Growth Division164

  Accumulation unit value:
    Beginning of period                                                    $16.65              $12.50             $12.75
    End of period                                                          $17.22              $16.65             $12.50
  Accumulation units outstanding
  at the end of period                                                     28,326              35,744              3,303







INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division132

  Accumulation unit value:
    Beginning of period                                                    $16.22              $13.23             $15.57
    End of period                                                          $16.98              $16.22             $13.23
  Accumulation units outstanding
  at the end of period                                                     21,656              19,950              4,917

JNL/Eagle SmallCap Equity Division132

  Accumulation unit value:
    Beginning of period                                                    $16.53              $12.00             $14.84
    End of period                                                          $19.34              $16.53             $12.00
  Accumulation units outstanding
  at the end of period                                                     19,439              15,656              2,650

JNL/Select Balanced Division129

  Accumulation unit value:
    Beginning of period                                                    $20.80              $17.38             $18.72
    End of period                                                          $22.71              $20.80             $17.38
  Accumulation units outstanding
  at the end of period                                                     49,577              32,059              1,033

JNL/Putnam Equity Division326

  Accumulation unit value:
    Beginning of period                                                    $17.89              $15.19               N/A
    End of period                                                          $19.91              $17.89               N/A
  Accumulation units outstanding
  at the end of period                                                      2,614              3,288                N/A

JNL/PPM America High Yield Bond Division164

  Accumulation unit value:
    Beginning of period                                                    $15.31              $13.10             $12.34
    End of period                                                          $15.81              $15.31             $13.10
  Accumulation units outstanding
  at the end of period                                                        -                99,880              2,634

JNL/Select Money Market Division161

  Accumulation unit value:
    Beginning of period                                                    $12.16              $12.29             $12.32
    End of period                                                          $12.07              $12.16             $12.29
  Accumulation units outstanding
  at the end of period                                                     76,292              63,561              7,315








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division164

  Accumulation unit value:
    Beginning of period                                                    $18.09              $14.75             $14.35
    End of period                                                          $19.55              $18.09             $14.75
  Accumulation units outstanding
  at the end of period                                                     21,426              28,142              4,743

JNL/Salomon Brothers Strategic Bond Division164

  Accumulation unit value:
    Beginning of period                                                    $17.45              $15.61             $14.59
    End of period                                                          $18.37              $17.45             $15.61
  Accumulation units outstanding
  at the end of period                                                     55,467              33,046              1,390

JNL/Salomon Brothers U.S. Government & Quality Bond Division132

  Accumulation unit value:
    Beginning of period                                                    $15.03              $15.08             $14.04
    End of period                                                          $15.37              $15.03             $15.08
  Accumulation units outstanding
  at the end of period                                                     50,258              57,229             17,779

JNL/T. Rowe Price Established Growth Division160

  Accumulation unit value:
    Beginning of period                                                    $23.50              $18.29             $18.58
    End of period                                                          $25.43              $23.50             $18.29
  Accumulation units outstanding
  at the end of period                                                     61,193              46,762              2,757

JNL/JPMorgan International Equity Division159

  Accumulation unit value:
    Beginning of period                                                    $11.61              $9.17               $9.76
    End of period                                                          $13.29              $11.61              $9.17
  Accumulation units outstanding
  at the end of period                                                     19,980              19,379              4,655

JNL/T. Rowe Price Mid-Cap Growth Division164

  Accumulation unit value:
    Beginning of period                                                    $28.40              $20.81             $20.03
    End of period                                                          $33.01              $28.40             $20.81
  Accumulation units outstanding
  at the end of period                                                     44,442              51,055              3,108








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division159

  Accumulation unit value:
    Beginning of period                                                     $9.39              $7.67               $8.10
    End of period                                                           $9.83              $9.39               $7.67
  Accumulation units outstanding
  at the end of period                                                     12,422             124,217              8,456

JNL/JPMorgan International Value Division323

  Accumulation unit value:
    Beginning of period                                                     $8.59              $6.42                N/A
    End of period                                                          $10.36              $8.59                N/A
  Accumulation units outstanding
  at the end of period                                                     46,378              21,969               N/A

JNL/PIMCO Total Return Bond Division126

  Accumulation unit value:
    Beginning of period                                                    $13.45              $13.03             $12.47
    End of period                                                          $13.83              $13.45             $13.03
  Accumulation units outstanding
  at the end of period                                                     211,650            260,024             23,571

JNL/Lazard Small Cap Value Division129

  Accumulation unit value:
    Beginning of period                                                    $12.75              $9.33              $11.44
    End of period                                                          $14.49              $12.75              $9.33
  Accumulation units outstanding
  at the end of period                                                     61,703              65,931              4,788

JNL/Lazard Mid Cap Value Division129

  Accumulation unit value:
    Beginning of period                                                    $13.90              $10.95             $12.87
    End of period                                                          $17.07              $13.90             $10.95
  Accumulation units outstanding
  at the end of period                                                     65,983              97,038              6,664

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $12.59               N/A                 N/A
    End of period                                                          $12.95               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     96,607               N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division263

  Accumulation unit value:
    Beginning of period                                                     $7.54              $5.71                N/A
    End of period                                                           $8.26              $7.54                N/A
  Accumulation units outstanding
  at the end of period                                                     95,963              68,767               N/A

JNL/MCM The DowSM 10 Division126

  Accumulation unit value:
    Beginning of period                                                     $9.43              $7.62               $9.18
    End of period                                                           $9.55              $9.43               $7.62
  Accumulation units outstanding
  at the end of period                                                     517,890            418,071             36,225

JNL/MCM The S&P(R) 10 Division126

  Accumulation unit value:
    Beginning of period                                                     $8.56              $7.31               $9.93
    End of period                                                           $9.91              $8.56               $7.31
  Accumulation units outstanding
  at the end of period                                                     452,925            342,089             30,184

JNL/MCM Global 15 Division144

  Accumulation unit value:
    Beginning of period                                                     $9.29              $7.09               $8.32
    End of period                                                          $11.72              $9.29               $7.09
  Accumulation units outstanding
  at the end of period                                                     332,195            193,739             25,238

JNL/MCM 25 Division126

  Accumulation unit value:
    Beginning of period                                                     $9.93              $7.59               $9.55
    End of period                                                          $11.92              $9.93               $7.59
  Accumulation units outstanding
  at the end of period                                                     492,656            359,606             39,076

JNL/MCM Select Small-Cap Division126

  Accumulation unit value:
    Beginning of period                                                    $16.53              $11.34             $14.47
    End of period                                                          $18.33              $16.53             $11.34
  Accumulation units outstanding
  at the end of period                                                     196,608            144,327             21,069








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division521

  Accumulation unit value:
    Beginning of period                                                     $5.70               N/A                 N/A
    End of period                                                           $5.70               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       487                N/A                 N/A

JNL/MCM Healthcare Sector Division486

  Accumulation unit value:
    Beginning of period                                                    $10.52              $10.52               N/A
    End of period                                                          $10.72              $10.52               N/A
  Accumulation units outstanding
  at the end of period                                                      8,448              1,926                N/A

JNL/MCM Financial Sector Division496

  Accumulation unit value:
    Beginning of period                                                    $10.99               N/A                 N/A
    End of period                                                          $12.06               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       703                N/A                 N/A

JNL/MCM Oil & Gas Sector Division479

  Accumulation unit value:
    Beginning of period                                                    $13.18              $12.97               N/A
    End of period                                                          $17.31              $13.18               N/A
  Accumulation units outstanding
  at the end of period                                                     22,442               193                 N/A

JNL/MCM Consumer Brands Sector Division569

  Accumulation unit value:
    Beginning of period                                                     $9.93               N/A                 N/A
    End of period                                                          $10.83               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,401               N/A                 N/A

JNL/MCM Communications Sector Division514

  Accumulation unit value:
    Beginning of period                                                     $4.31               N/A                 N/A
    End of period                                                           $4.53               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     26,260               N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division164

  Accumulation unit value:
    Beginning of period                                                     $6.44              $4.90               $4.87
    End of period                                                           $7.53              $6.44               $4.90
  Accumulation units outstanding
  at the end of period                                                     39,385              51,333               182

JNL/FMR Balanced Division160

  Accumulation unit value:
    Beginning of period                                                     $9.40              $8.39               $8.45
    End of period                                                          $10.13              $9.40               $8.39
  Accumulation units outstanding
  at the end of period                                                     65,566              74,257              6,710

JNL/T. Rowe Price Value Division129

  Accumulation unit value:
    Beginning of period                                                    $11.57              $9.05              $10.89
    End of period                                                          $13.13              $11.57              $9.05
  Accumulation units outstanding
  at the end of period                                                     126,107             75,681             13,495

JNL/MCM S&P 500 Index Division126

  Accumulation unit value:
    Beginning of period                                                     $9.66              $7.68               $9.33
    End of period                                                          $10.47              $9.66               $7.68
  Accumulation units outstanding
  at the end of period                                                     264,990            227,623              4,153

JNL/MCM S&P 400 MidCap Index Division126

  Accumulation unit value:
    Beginning of period                                                    $11.23              $8.48              $10.50
    End of period                                                          $12.81              $11.23              $8.48
  Accumulation units outstanding
  at the end of period                                                     184,969            144,620              4,047

JNL/MCM Small Cap Index Division196

  Accumulation unit value:
    Beginning of period                                                    $11.35              $7.90               $7.51
    End of period                                                          $13.13              $11.35              $7.90
  Accumulation units outstanding
  at the end of period                                                     131,913            121,413              2,031








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division126

  Accumulation unit value:
    Beginning of period                                                    $11.51              $8.51              $10.54
    End of period                                                          $13.54              $11.51              $8.51
  Accumulation units outstanding
  at the end of period                                                     121,736             67,918              2,229

JNL/MCM Bond Index Division249

  Accumulation unit value:
    Beginning of period                                                    $10.84              $10.61               N/A
    End of period                                                          $11.07              $10.84               N/A
  Accumulation units outstanding
  at the end of period                                                     65,895              48,488               N/A

JNL/Oppenheimer Global Growth Division132

  Accumulation unit value:
    Beginning of period                                                     $9.71              $7.02               $8.72
    End of period                                                          $11.28              $9.71               $7.02
  Accumulation units outstanding
  at the end of period                                                     56,222              54,230             15,294

JNL/Oppenheimer Growth Division164

  Accumulation unit value:
    Beginning of period                                                     $7.95              $6.86               $7.11
    End of period                                                           $8.16              $7.95               $6.86
  Accumulation units outstanding
  at the end of period                                                     14,312              13,770              3,396

JNL/AIM Large Cap Growth Division164

  Accumulation unit value:
    Beginning of period                                                    $10.28              $8.03               $8.13
    End of period                                                          $11.13              $10.28              $8.03
  Accumulation units outstanding
  at the end of period                                                     75,543              54,225              2,287

JNL/AIM Small Cap Growth Division159

  Accumulation unit value:
    Beginning of period                                                    $11.29              $8.28               $8.43
    End of period                                                          $11.87              $11.29              $8.28
  Accumulation units outstanding
  at the end of period                                                     32,620              33,557              3,341








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division263

  Accumulation unit value:
    Beginning of period                                                     $9.41              $7.41                N/A
    End of period                                                           $9.20              $9.41                N/A
  Accumulation units outstanding
  at the end of period                                                        -                24,510               N/A

JNL/Select Value Division161

  Accumulation unit value:
    Beginning of period                                                    $14.50              $10.66               N/A
    End of period                                                          $16.39              $14.50               N/A
  Accumulation units outstanding
  at the end of period                                                     22,006              14,843               N/A

JNL/MCM Nasdaq 15 Division675

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A                 N/A
    End of period                                                          $10.83               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,980               N/A                 N/A

JNL/MCM Value Line 25 Division675

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A                 N/A
    End of period                                                          $11.43               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     15,436               N/A                 N/A

JNL/MCM VIP Division675

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A                 N/A
    End of period                                                          $11.08               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      8,712               N/A                 N/A

JNL/MCM JNL 5 Division675

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A                 N/A
    End of period                                                          $10.91               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     43,618               N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division138

  Accumulation unit value:
    Beginning of period                                                    $11.57              $9.98              $10.42
    End of period                                                          $12.48              $11.57              $9.98
  Accumulation units outstanding
  at the end of period                                                     330,115            241,300             27,490

JNL/S&P Managed Growth Division123

  Accumulation unit value:
    Beginning of period                                                    $11.65              $9.72              $11.06
    End of period                                                          $12.79              $11.65              $9.72
  Accumulation units outstanding
  at the end of period                                                     707,851            698,075             32,796

JNL/S&P Managed Aggressive Growth Division138

  Accumulation unit value:
    Beginning of period                                                    $11.32              $9.07              $10.13
    End of period                                                          $12.56              $11.32              $9.07
  Accumulation units outstanding
  at the end of period                                                     403,276            101,373              2,407

JNL/S&P Very Aggressive Growth Division I139

  Accumulation unit value:
    Beginning of period                                                    $10.92              $8.50               $9.72
    End of period                                                          $11.17              $10.92              $8.50
  Accumulation units outstanding
  at the end of period                                                        -                33,606              1,170

JNL/S&P Equity Growth Division I162

  Accumulation unit value:
    Beginning of period                                                    $10.20              $8.00               $8.05
    End of period                                                          $10.38              $10.20              $8.00
  Accumulation units outstanding
  at the end of period                                                        -               129,835             65,085

JNL/S&P Equity Aggressive Growth Division I158

  Accumulation unit value:
    Beginning of period                                                    $10.43              $8.15               $7.95
    End of period                                                          $10.65              $10.43              $8.15
  Accumulation units outstanding
  at the end of period                                                        -                44,889              5,611








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division263

  Accumulation unit value:
    Beginning of period                                                     $9.96              $7.43                N/A
    End of period                                                          $10.15              $9.96                N/A
  Accumulation units outstanding
  at the end of period                                                        -                6,078                N/A

JNL/S&P Core Index 100 Division170

  Accumulation unit value:
    Beginning of period                                                    $10.26              $8.53               $8.77
    End of period                                                          $10.44              $10.26              $8.53
  Accumulation units outstanding
  at the end of period                                                        -               103,869               316

JNL/S&P Core Index 75 Division235

  Accumulation unit value:
    Beginning of period                                                    $10.12              $8.13               $8.53
    End of period                                                          $10.33              $10.12              $8.13
  Accumulation units outstanding
  at the end of period                                                        -                25,992              7,566

JNL/S&P Managed Conservative Division688

  Accumulation unit value:
    Beginning of period                                                     $9.96               N/A                 N/A
    End of period                                                          $10.31               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,797               N/A                 N/A

JNL/S&P Managed Moderate Division694

  Accumulation unit value:
    Beginning of period                                                    $10.03               N/A                 N/A
    End of period                                                          $10.50               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     17,830               N/A                 N/A







ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.55% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
4% ROLL-UP DEATH BENEFIT
$1 MILLION PREMIUM ADMINISTRATIVE FEE WAIVER AND THREE YEAR WITHDRAWAL CHARGE PERIOD
FIVE YEAR WITHDRAWAL CHARGE PERIOD
20% ADDITIONAL FREE WITHDRAWAL COMBINATION
4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT
EARNINGSMAX
$1 MILLION PREMIUM ADMINISTRATIVE FEE WAIVER AND COMBINATION 5% ROLL-UP AND
  HIGHEST ANNIVERSARY VALUE DEATH BENEFIT
NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT
GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH
3% ROLL-UP DEATH BENEFIT
FIVE YEAR WITHDRAWAL CHARGE PERIOD
$1 MILLION PREMIUM ADMINISTRATIVE FEE WAIVER AND 5% ROLL-UP DEATH BENEFIT

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division628

  Accumulation unit value:
    Beginning of period                                                    $22.90               N/A                 N/A
    End of period                                                          $25.74               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,171               N/A                 N/A

JNL/FMR Capital Growth Division612

  Accumulation unit value:
    Beginning of period                                                    $18.31               N/A                 N/A
    End of period                                                          $20.71               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     17,739               N/A                 N/A

JNL/Select Global Growth Division650

  Accumulation unit value:
    Beginning of period                                                    $19.75               N/A                 N/A
    End of period                                                          $22.88               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,514               N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alger Growth Division439

  Accumulation unit value:
    Beginning of period                                                    $16.64              $15.55               N/A
    End of period                                                          $17.21              $16.64               N/A
  Accumulation units outstanding
  at the end of period                                                      9,570               213                 N/A

JNL/Eagle Core Equity Division439

  Accumulation unit value:
    Beginning of period                                                    $16.22              $15.03               N/A
    End of period                                                          $16.98              $16.22               N/A
  Accumulation units outstanding
  at the end of period                                                     11,582               360                 N/A

JNL/Eagle SmallCap Equity Division468

  Accumulation unit value:
    Beginning of period                                                    $16.53              $16.53               N/A
    End of period                                                          $19.33              $16.53               N/A
  Accumulation units outstanding
  at the end of period                                                      3,273               151                 N/A

JNL/Select Balanced Division443

  Accumulation unit value:
    Beginning of period                                                    $20.79              $19.80               N/A
    End of period                                                          $22.70              $20.79               N/A
  Accumulation units outstanding
  at the end of period                                                     36,531              3,265                N/A

JNL/Putnam Equity Division581

  Accumulation unit value:
    Beginning of period                                                    $17.55               N/A                 N/A
    End of period                                                          $19.90               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,641               N/A                 N/A

JNL/PPM America High Yield Bond Division428

  Accumulation unit value:
    Beginning of period                                                    $15.30              $14.70               N/A
    End of period                                                          $15.81              $15.30               N/A
  Accumulation units outstanding
  at the end of period                                                        -                6,387                N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Money Market Division413

  Accumulation unit value:
    Beginning of period                                                    $12.15              $12.19               N/A
    End of period                                                          $12.06              $12.15               N/A
  Accumulation units outstanding
  at the end of period                                                     43,153              2,036                N/A

JNL/Putnam Value Equity Division456

  Accumulation unit value:
    Beginning of period                                                    $18.08              $16.92               N/A
    End of period                                                          $19.54              $18.08               N/A
  Accumulation units outstanding
  at the end of period                                                      2,355               771                 N/A

JNL/Salomon Brothers Strategic Bond Division439

  Accumulation unit value:
    Beginning of period                                                    $17.44              $17.06               N/A
    End of period                                                          $18.36              $17.44               N/A
  Accumulation units outstanding
  at the end of period                                                     21,247              1,075                N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division459

  Accumulation unit value:
    Beginning of period                                                    $15.02              $15.01               N/A
    End of period                                                          $15.36              $15.02               N/A
  Accumulation units outstanding
  at the end of period                                                     15,390              1,067                N/A

JNL/T. Rowe Price Established Growth Division439

  Accumulation unit value:
    Beginning of period                                                    $23.49              $21.79               N/A
    End of period                                                          $25.42              $23.49               N/A
  Accumulation units outstanding
  at the end of period                                                     20,525              3,946                N/A

JNL/JPMorgan International Equity Division470

  Accumulation unit value:
    Beginning of period                                                    $11.60              $11.06               N/A
    End of period                                                          $13.29              $11.60               N/A
  Accumulation units outstanding
  at the end of period                                                      6,650              1,056                N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/T. Rowe Price Mid-Cap Growth Division447

  Accumulation unit value:
    Beginning of period                                                    $28.39              $27.39               N/A
    End of period                                                          $33.00              $28.39               N/A
  Accumulation units outstanding
  at the end of period                                                     32,413              2,203                N/A

JNL/Alliance Capital Growth Division536

  Accumulation unit value:
    Beginning of period                                                     $9.26               N/A                 N/A
    End of period                                                           $9.83               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,128               N/A                 N/A

JNL/JPMorgan International Value Division549

  Accumulation unit value:
    Beginning of period                                                     $9.25               N/A                 N/A
    End of period                                                          $10.36               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     22,824               N/A                 N/A

JNL/PIMCO Total Return Bond Division448

  Accumulation unit value:
    Beginning of period                                                    $13.44              $13.29               N/A
    End of period                                                          $13.83              $13.44               N/A
  Accumulation units outstanding
  at the end of period                                                     120,585             5,025                N/A

JNL/Lazard Small Cap Value Division422

  Accumulation unit value:
    Beginning of period                                                    $12.75              $11.38               N/A
    End of period                                                          $14.49              $12.75               N/A
  Accumulation units outstanding
  at the end of period                                                     14,564              3,401                N/A

JNL/Lazard Mid Cap Value Division456

  Accumulation unit value:
    Beginning of period                                                    $13.90              $13.25               N/A
    End of period                                                          $17.07              $13.90               N/A
  Accumulation units outstanding
  at the end of period                                                     17,637              1,458                N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $12.59               N/A                 N/A
    End of period                                                          $12.95               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     80,530               N/A                 N/A

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division443

  Accumulation unit value:
    Beginning of period                                                     $7.53              $7.05                N/A
    End of period                                                           $8.25              $7.53                N/A
  Accumulation units outstanding
  at the end of period                                                     22,336              3,476                N/A

JNL/MCM The DowSM 10 Division401

  Accumulation unit value:
    Beginning of period                                                     $9.43              $8.43                N/A
    End of period                                                           $9.55              $9.43                N/A
  Accumulation units outstanding
  at the end of period                                                     400,458             13,968               N/A

JNL/MCM The S&P(R) 10 Division401

  Accumulation unit value:
    Beginning of period                                                     $8.55              $7.75                N/A
    End of period                                                           $9.91              $8.55                N/A
  Accumulation units outstanding
  at the end of period                                                     364,425             13,357               N/A

JNL/MCM Global 15 Division401

  Accumulation unit value:
    Beginning of period                                                     $9.29              $8.60                N/A
    End of period                                                          $11.72              $9.29                N/A
  Accumulation units outstanding
  at the end of period                                                     314,362             12,251               N/A

JNL/MCM 25 Division401

  Accumulation unit value:
    Beginning of period                                                     $9.92              $8.59                N/A
    End of period                                                          $11.91              $9.92                N/A
  Accumulation units outstanding
  at the end of period                                                     308,451             13,367               N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Select Small-Cap Division401

  Accumulation unit value:
    Beginning of period                                                    $16.53              $14.77               N/A
    End of period                                                          $18.32              $16.53               N/A
  Accumulation units outstanding
  at the end of period                                                     148,795             8,907                N/A

JNL/MCM Technology Sector Division476

  Accumulation unit value:
    Beginning of period                                                     $5.72              $5.52                N/A
    End of period                                                           $5.69              $5.72                N/A
  Accumulation units outstanding
  at the end of period                                                     129,880             1,022                N/A

JNL/MCM Healthcare Sector Division476

  Accumulation unit value:
    Beginning of period                                                    $10.52              $10.22               N/A
    End of period                                                          $10.72              $10.52               N/A
  Accumulation units outstanding
  at the end of period                                                     42,891               552                 N/A

JNL/MCM Financial Sector Division476

  Accumulation unit value:
    Beginning of period                                                    $10.79              $10.47               N/A
    End of period                                                          $12.06              $10.79               N/A
  Accumulation units outstanding
  at the end of period                                                     51,142               539                 N/A

JNL/MCM Oil & Gas Sector Division507

  Accumulation unit value:
    Beginning of period                                                    $13.44               N/A                 N/A
    End of period                                                          $17.30               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     16,382               N/A                 N/A

JNL/MCM Consumer Brands Sector Division476

  Accumulation unit value:
    Beginning of period                                                     $9.99              $9.61                N/A
    End of period                                                          $10.83              $9.99                N/A
  Accumulation units outstanding
  at the end of period                                                      4,607               587                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division507

  Accumulation unit value:
    Beginning of period                                                     $4.14               N/A                 N/A
    End of period                                                           $4.53               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     19,760               N/A                 N/A

JNL/Putnam Midcap Growth Division497

  Accumulation unit value:
    Beginning of period                                                     $6.75               N/A                 N/A
    End of period                                                           $7.53               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,282               N/A                 N/A

JNL/FMR Balanced Division439

  Accumulation unit value:
    Beginning of period                                                     $9.40              $8.99                N/A
    End of period                                                          $10.12              $9.40                N/A
  Accumulation units outstanding
  at the end of period                                                     70,072              3,110                N/A

JNL/T. Rowe Price Value Division443

  Accumulation unit value:
    Beginning of period                                                    $11.57              $10.71               N/A
    End of period                                                          $13.13              $11.57               N/A
  Accumulation units outstanding
  at the end of period                                                     108,413             6,820                N/A

JNL/MCM S&P 500 Index Division401

  Accumulation unit value:
    Beginning of period                                                     $9.66              $8.77                N/A
    End of period                                                          $10.47              $9.66                N/A
  Accumulation units outstanding
  at the end of period                                                     335,396             24,066               N/A

JNL/MCM S&P 400 MidCap Index Division401

  Accumulation unit value:
    Beginning of period                                                    $11.23              $10.16               N/A
    End of period                                                          $12.81              $11.23               N/A
  Accumulation units outstanding
  at the end of period                                                     161,787             12,556               N/A







INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Small Cap Index Division401

  Accumulation unit value:
    Beginning of period                                                    $11.35              $10.18               N/A
    End of period                                                          $13.12              $11.35               N/A
  Accumulation units outstanding
  at the end of period                                                     139,531             7,856                N/A

JNL/MCM International Index Division401

  Accumulation unit value:
    Beginning of period                                                    $11.51              $9.63                N/A
    End of period                                                          $13.54              $11.51               N/A
  Accumulation units outstanding
  at the end of period                                                     131,445             6,899                N/A

JNL/MCM Bond Index Division401

  Accumulation unit value:
    Beginning of period                                                    $10.84              $10.61               N/A
    End of period                                                          $11.06              $10.84               N/A
  Accumulation units outstanding
  at the end of period                                                     128,154             2,185                N/A

JNL/Oppenheimer Global Growth Division455

  Accumulation unit value:
    Beginning of period                                                     $9.71              $9.09                N/A
    End of period                                                          $11.28              $9.71                N/A
  Accumulation units outstanding
  at the end of period                                                     67,413              2,768                N/A

JNL/Oppenheimer Growth Division456

  Accumulation unit value:
    Beginning of period                                                     $7.95              $7.67                N/A
    End of period                                                           $8.16              $7.95                N/A
  Accumulation units outstanding
  at the end of period                                                      7,845               639                 N/A

JNL/AIM Large Cap Growth Division456

  Accumulation unit value:
    Beginning of period                                                    $10.28              $9.88                N/A
    End of period                                                          $11.13              $10.28               N/A
  Accumulation units outstanding
  at the end of period                                                     13,465              1,810                N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Small Cap Growth Division434

  Accumulation unit value:
    Beginning of period                                                    $11.28              $11.00               N/A
    End of period                                                          $11.87              $11.28               N/A
  Accumulation units outstanding
  at the end of period                                                     14,291              3,608                N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division439

  Accumulation unit value:
    Beginning of period                                                    $14.50              $13.17               N/A
    End of period                                                          $16.39              $14.50               N/A
  Accumulation units outstanding
  at the end of period                                                     19,806              1,924                N/A

JNL/MCM Nasdaq 15 Division680

  Accumulation unit value:
    Beginning of period                                                     $9.90               N/A                 N/A
    End of period                                                          $10.83               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     12,025               N/A                 N/A

JNL/MCM Value Line 25 Division680

  Accumulation unit value:
    Beginning of period                                                     $9.76               N/A                 N/A
    End of period                                                          $11.43               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     35,975               N/A                 N/A

JNL/MCM VIP Division680

  Accumulation unit value:
    Beginning of period                                                     $9.89               N/A                 N/A
    End of period                                                          $11.08               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     57,905               N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM JNL 5 Division684

  Accumulation unit value:
    Beginning of period                                                     $9.77               N/A                 N/A
    End of period                                                          $10.91               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     84,294               N/A                 N/A

JNL/S&P Managed Moderate Growth Division449

  Accumulation unit value:
    Beginning of period                                                    $11.57              $11.14               N/A
    End of period                                                          $12.48              $11.57               N/A
  Accumulation units outstanding
  at the end of period                                                     232,780             34,168               N/A

JNL/S&P Managed Growth Division421

  Accumulation unit value:
    Beginning of period                                                    $11.65              $10.74               N/A
    End of period                                                          $12.78              $11.65               N/A
  Accumulation units outstanding
  at the end of period                                                     318,123             38,141               N/A

JNL/S&P Managed Aggressive Growth Division434

  Accumulation unit value:
    Beginning of period                                                    $11.32              $10.76               N/A
    End of period                                                          $12.55              $11.32               N/A
  Accumulation units outstanding
  at the end of period                                                     156,327             12,896               N/A

JNL/S&P Very Aggressive Growth Division I475

  Accumulation unit value:
    Beginning of period                                                    $10.92              $10.50               N/A
    End of period                                                          $11.16              $10.92               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 587                 N/A

JNL/S&P Equity Growth Division I434

  Accumulation unit value:
    Beginning of period                                                    $10.20              $9.66                N/A
    End of period                                                          $10.38              $10.20               N/A
  Accumulation units outstanding
  at the end of period                                                        -                2,195                N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Equity Aggressive Growth Division I434

  Accumulation unit value:
    Beginning of period                                                    $10.43              $9.89                N/A
    End of period                                                          $10.65              $10.43               N/A
  Accumulation units outstanding
  at the end of period                                                        -                1,124                N/A

JNL/S&P Core Index 50 Division525

  Accumulation unit value:
    Beginning of period                                                    $10.26               N/A                 N/A
    End of period                                                          $10.15               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Core Index 100 Division451

  Accumulation unit value:
    Beginning of period                                                    $10.26              $9.78                N/A
    End of period                                                          $10.44              $10.26               N/A
  Accumulation units outstanding
  at the end of period                                                        -                2,699                N/A

JNL/S&P Core Index 75 Division642

  Accumulation unit value:
    Beginning of period                                                     $9.84               N/A                 N/A
    End of period                                                          $10.33               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Managed Conservative Division683

  Accumulation unit value:
    Beginning of period                                                     $9.96               N/A                 N/A
    End of period                                                          $10.31               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     26,106               N/A                 N/A

JNL/S&P Managed Moderate Division694

  Accumulation unit value:
    Beginning of period                                                    $10.03               N/A                 N/A
    End of period                                                          $10.50               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,369               N/A                 N/A








ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.56% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
$1 MILLION PREMIUM ADMINISTRATIVE FEE WAIVER AND PREMIUM CREDIT 4%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division625

  Accumulation unit value:
    Beginning of period                                                    $22.78               N/A                 N/A
    End of period                                                          $25.71               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     16,619               N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division230

  Accumulation unit value:
    Beginning of period                                                    $16.20              $13.22             $13.75
    End of period                                                          $16.96              $16.20             $13.22
  Accumulation units outstanding
  at the end of period                                                      2,037               815                 484

JNL/Eagle SmallCap Equity Division230

  Accumulation unit value:
    Beginning of period                                                    $16.51              $11.98             $11.67
    End of period                                                          $19.31              $16.51             $11.98
  Accumulation units outstanding
  at the end of period                                                      1,769               459                 285

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division414

  Accumulation unit value:
    Beginning of period                                                    $15.29              $14.57               N/A
    End of period                                                          $15.79              $15.29               N/A
  Accumulation units outstanding
  at the end of period                                                        -               176,225               N/A

JNL/Select Money Market Division226

  Accumulation unit value:
    Beginning of period                                                    $12.14              $12.28             $12.29
    End of period                                                          $12.05              $12.14             $12.28
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division414

  Accumulation unit value:
    Beginning of period                                                    $17.43              $16.96               N/A
    End of period                                                          $18.34              $17.43               N/A
  Accumulation units outstanding
  at the end of period                                                        -               151,417               N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Established Growth Division230

  Accumulation unit value:
    Beginning of period                                                    $23.47              $18.26             $19.13
    End of period                                                          $25.39              $23.47             $18.26
  Accumulation units outstanding
  at the end of period                                                      2,488               582                 348

JNL/JPMorgan International Equity Division230

  Accumulation unit value:
    Beginning of period                                                    $11.59              $9.16               $9.34
    End of period                                                          $13.28              $11.59              $9.16
  Accumulation units outstanding
  at the end of period                                                        -                  -                  713

JNL/T. Rowe Price Mid-Cap Growth Division230

  Accumulation unit value:
    Beginning of period                                                    $28.37              $20.79             $21.32
    End of period                                                          $32.96              $28.37             $20.79
  Accumulation units outstanding
  at the end of period                                                     14,241               255                 156








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division625

  Accumulation unit value:
    Beginning of period                                                     $8.79               N/A                 N/A
    End of period                                                           $9.82               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     42,878               N/A                 N/A

JNL/JPMorgan International Value Division625

  Accumulation unit value:
    Beginning of period                                                     $8.62               N/A                 N/A
    End of period                                                          $10.35               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     43,379               N/A                 N/A

JNL/PIMCO Total Return Bond Division230

  Accumulation unit value:
    Beginning of period                                                    $13.44              $13.02             $12.84
    End of period                                                          $13.82              $13.44             $13.02
  Accumulation units outstanding
  at the end of period                                                      1,443              1,752               1,038

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $12.58               N/A                 N/A
    End of period                                                          $12.94               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     162,480              N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division421

  Accumulation unit value:
    Beginning of period                                                     $9.43              $8.09                N/A
    End of period                                                           $9.55              $9.43                N/A
  Accumulation units outstanding
  at the end of period                                                     62,113              25,018               N/A

JNL/MCM The S&P(R) 10 Division421

  Accumulation unit value:
    Beginning of period                                                     $8.55              $7.55                N/A
    End of period                                                           $9.90              $8.55                N/A
  Accumulation units outstanding
  at the end of period                                                     66,289              27,159               N/A

JNL/MCM Global 15 Division421

  Accumulation unit value:
    Beginning of period                                                     $9.29              $8.51                N/A
    End of period                                                          $11.71              $9.29                N/A
  Accumulation units outstanding
  at the end of period                                                     57,478              23,559               N/A

JNL/MCM 25 Division421

  Accumulation unit value:
    Beginning of period                                                     $9.92              $8.29                N/A
    End of period                                                          $11.91              $9.92                N/A
  Accumulation units outstanding
  at the end of period                                                     56,702              24,630               N/A

JNL/MCM Select Small-Cap Division421

  Accumulation unit value:
    Beginning of period                                                    $16.52              $14.33               N/A
    End of period                                                          $18.31              $16.52               N/A
  Accumulation units outstanding
  at the end of period                                                     34,991              14,025               N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division537

  Accumulation unit value:
    Beginning of period                                                    $13.87               N/A                 N/A
    End of period                                                          $17.29               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,774               N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Value Division230

  Accumulation unit value:
    Beginning of period                                                    $11.57              $9.05               $9.12
    End of period                                                          $13.12              $11.57              $9.05
  Accumulation units outstanding
  at the end of period                                                      2,019              1,213                730

JNL/MCM S&P 500 Index Division230

  Accumulation unit value:
    Beginning of period                                                     $9.66              $7.67               $7.98
    End of period                                                          $10.46              $9.66               $7.67
  Accumulation units outstanding
  at the end of period                                                      1,859              1,398                834

JNL/MCM S&P 400 MidCap Index Division230

  Accumulation unit value:
    Beginning of period                                                    $11.23              $8.48               $8.59
    End of period                                                          $12.80              $11.23              $8.48
  Accumulation units outstanding
  at the end of period                                                      2,545              1,277                775

JNL/MCM Small Cap Index Division230

  Accumulation unit value:
    Beginning of period                                                    $11.35              $7.90               $8.03
    End of period                                                          $13.12              $11.35              $7.90
  Accumulation units outstanding
  at the end of period                                                      3,035              1,346                828








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division447

  Accumulation unit value:
    Beginning of period                                                    $11.51              $10.57               N/A
    End of period                                                          $13.54              $11.51               N/A
  Accumulation units outstanding
  at the end of period                                                      5,039              1,219                N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Growth Division625

  Accumulation unit value:
    Beginning of period                                                     $7.39               N/A                 N/A
    End of period                                                           $8.16               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     51,308               N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A







ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.57% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
PREMIUM CREDIT 3%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division118

  Accumulation unit value:
    Beginning of period                                                    $23.37              $17.53               N/A
    End of period                                                          $25.69              $23.37               N/A
  Accumulation units outstanding
  at the end of period                                                      5,757              5,948                N/A

JNL/FMR Capital Growth Division118

  Accumulation unit value:
    Beginning of period                                                    $17.79              $13.32               N/A
    End of period                                                          $20.67              $17.79               N/A
  Accumulation units outstanding
  at the end of period                                                      2,555              4,155                N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division115

  Accumulation unit value:
    Beginning of period                                                    $16.62              $12.48             $17.27
    End of period                                                          $17.18              $16.62             $12.48
  Accumulation units outstanding
  at the end of period                                                      5,621              3,781               2,886








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division118

  Accumulation unit value:
    Beginning of period                                                    $16.19              $13.21             $16.64
    End of period                                                          $16.95              $16.19             $13.21
  Accumulation units outstanding
  at the end of period                                                      4,665              4,067               3,130

JNL/Eagle SmallCap Equity Division118

  Accumulation unit value:
    Beginning of period                                                    $16.50              $11.98             $16.42
    End of period                                                          $19.30              $16.50             $11.98
  Accumulation units outstanding
  at the end of period                                                      4,107              3,935               4,551

JNL/Select Balanced Division106

  Accumulation unit value:
    Beginning of period                                                    $20.76              $17.34             $18.62
    End of period                                                          $22.65              $20.76             $17.34
  Accumulation units outstanding
  at the end of period                                                     15,516              8,466               9,871

JNL/Putnam Equity Division118

  Accumulation unit value:
    Beginning of period                                                    $17.85              $14.25             $17.65
    End of period                                                          $19.87              $17.85             $14.25
  Accumulation units outstanding
  at the end of period                                                      2,359              1,855               1,509

JNL/PPM America High Yield Bond Division118

  Accumulation unit value:
    Beginning of period                                                    $15.28              $13.08             $13.11
    End of period                                                          $15.78              $15.28             $13.08
  Accumulation units outstanding
  at the end of period                                                        -                14,376              3,542

JNL/Select Money Market Division118

  Accumulation unit value:
    Beginning of period                                                    $12.13              $12.27             $12.31
    End of period                                                          $12.04              $12.13             $12.27
  Accumulation units outstanding
  at the end of period                                                     33,004              13,813              1,174








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division106

  Accumulation unit value:
    Beginning of period                                                    $18.05              $14.72             $17.96
    End of period                                                          $19.50              $18.05             $14.72
  Accumulation units outstanding
  at the end of period                                                      7,750              15,830             10,746

JNL/Salomon Brothers Strategic Bond Division118

  Accumulation unit value:
    Beginning of period                                                    $17.40              $15.57             $14.95
    End of period                                                          $18.31              $17.40             $15.57
  Accumulation units outstanding
  at the end of period                                                     11,512              6,441                939

JNL/Salomon Brothers U.S. Government & Quality Bond Division118

  Accumulation unit value:
    Beginning of period                                                    $15.00              $15.06             $13.87
    End of period                                                          $15.33              $15.00             $15.06
  Accumulation units outstanding
  at the end of period                                                     18,666              39,198             15,904

JNL/T. Rowe Price Established Growth Division115

  Accumulation unit value:
    Beginning of period                                                    $23.45              $18.25             $22.52
    End of period                                                          $25.37              $23.45             $18.25
  Accumulation units outstanding
  at the end of period                                                     12,828              11,828              6,968

JNL/JPMorgan International Equity Division132

  Accumulation unit value:
    Beginning of period                                                    $11.58              $9.15              $11.29
    End of period                                                          $13.26              $11.58              $9.15
  Accumulation units outstanding
  at the end of period                                                      1,765              7,751               3,268

JNL/T. Rowe Price Mid-Cap Growth Division117

  Accumulation unit value:
    Beginning of period                                                    $28.34              $20.77             $26.75
    End of period                                                          $32.93              $28.34             $20.77
  Accumulation units outstanding
  at the end of period                                                     12,478              5,377               1,982








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division118

  Accumulation unit value:
    Beginning of period                                                     $9.38              $7.66              $10.07
    End of period                                                           $9.82              $9.38               $7.66
  Accumulation units outstanding
  at the end of period                                                      3,738              16,629             11,075

JNL/JPMorgan International Value Division384

  Accumulation unit value:
    Beginning of period                                                     $8.58              $6.85                N/A
    End of period                                                          $10.34              $8.58                N/A
  Accumulation units outstanding
  at the end of period                                                     22,966              13,153               N/A

JNL/PIMCO Total Return Bond Division106

  Accumulation unit value:
    Beginning of period                                                    $13.43              $13.02             $12.39
    End of period                                                          $13.81              $13.43             $13.02
  Accumulation units outstanding
  at the end of period                                                     63,142              71,674             46,377

JNL/Lazard Small Cap Value Division115

  Accumulation unit value:
    Beginning of period                                                    $12.74              $9.32                N/A
    End of period                                                          $14.47              $12.74               N/A
  Accumulation units outstanding
  at the end of period                                                     22,928              23,012               N/A

JNL/Lazard Mid Cap Value Division118

  Accumulation unit value:
    Beginning of period                                                    $13.88              $10.94               N/A
    End of period                                                          $17.04              $13.88               N/A
  Accumulation units outstanding
  at the end of period                                                     13,387              10,974               N/A

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $12.57               N/A                 N/A
    End of period                                                          $12.93               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     24,034               N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division118

  Accumulation unit value:
    Beginning of period                                                     $7.53              $5.92                N/A
    End of period                                                           $8.24              $7.53                N/A
  Accumulation units outstanding
  at the end of period                                                      9,355              4,529                N/A

JNL/MCM The DowSM 10 Division115

  Accumulation unit value:
    Beginning of period                                                     $9.42              $7.61               $9.29
    End of period                                                           $9.54              $9.42               $7.61
  Accumulation units outstanding
  at the end of period                                                     113,256             79,639             39,723

JNL/MCM The S&P(R) 10 Division134

  Accumulation unit value:
    Beginning of period                                                     $8.55              $7.30               $9.64
    End of period                                                           $9.90              $8.55               $7.30
  Accumulation units outstanding
  at the end of period                                                     77,162              59,036             29,641

JNL/MCM Global 15 Division134

  Accumulation unit value:
    Beginning of period                                                     $9.28              $7.08               $8.59
    End of period                                                          $11.71              $9.28               $7.08
  Accumulation units outstanding
  at the end of period                                                     78,259              59,230             28,141

JNL/MCM 25 Division134

  Accumulation unit value:
    Beginning of period                                                     $9.92              $7.58               $9.14
    End of period                                                          $11.90              $9.92               $7.58
  Accumulation units outstanding
  at the end of period                                                     90,007              64,431             28,624

JNL/MCM Select Small-Cap Division134

  Accumulation unit value:
    Beginning of period                                                    $16.51              $11.33             $13.49
    End of period                                                          $18.30              $16.51             $11.33
  Accumulation units outstanding
  at the end of period                                                     47,583              37,695             18,106








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division559

  Accumulation unit value:
    Beginning of period                                                     $5.48               N/A                 N/A
    End of period                                                           $5.69               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,370               N/A                 N/A

JNL/MCM Healthcare Sector Division519

  Accumulation unit value:
    Beginning of period                                                    $10.95               N/A                 N/A
    End of period                                                          $10.70               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,274               N/A                 N/A

JNL/MCM Financial Sector Division559

  Accumulation unit value:
    Beginning of period                                                    $10.96               N/A                 N/A
    End of period                                                          $12.05               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,402               N/A                 N/A

JNL/MCM Oil & Gas Sector Division531

  Accumulation unit value:
    Beginning of period                                                    $14.33               N/A                 N/A
    End of period                                                          $17.28               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,763               N/A                 N/A

JNL/MCM Consumer Brands Sector Division559

  Accumulation unit value:
    Beginning of period                                                    $10.14               N/A                 N/A
    End of period                                                          $10.82               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM Communications Sector Division559

  Accumulation unit value:
    Beginning of period                                                     $4.04               N/A                 N/A
    End of period                                                           $4.52               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division118

  Accumulation unit value:
    Beginning of period                                                     $6.44              $4.90               $6.61
    End of period                                                           $7.52              $6.44               $4.90
  Accumulation units outstanding
  at the end of period                                                      9,362              5,460               2,328

JNL/FMR Balanced Division118

  Accumulation unit value:
    Beginning of period                                                     $9.39              $8.39                N/A
    End of period                                                          $10.11              $9.39                N/A
  Accumulation units outstanding
  at the end of period                                                      6,991              5,495                N/A

JNL/T. Rowe Price Value Division118

  Accumulation unit value:
    Beginning of period                                                    $11.56              $9.04              $11.44
    End of period                                                          $13.12              $11.56              $9.04
  Accumulation units outstanding
  at the end of period                                                     57,169              36,315             10,985

JNL/MCM S&P 500 Index Division118

  Accumulation unit value:
    Beginning of period                                                     $9.65              $7.67               $9.68
    End of period                                                          $10.46              $9.65               $7.67
  Accumulation units outstanding
  at the end of period                                                     72,832              54,888             23,061

JNL/MCM S&P 400 MidCap Index Division118

  Accumulation unit value:
    Beginning of period                                                    $11.23              $8.48              $10.82
    End of period                                                          $12.80              $11.23              $8.48
  Accumulation units outstanding
  at the end of period                                                     31,831              21,179              9,299

JNL/MCM Small Cap Index Division118

  Accumulation unit value:
    Beginning of period                                                    $11.35              $7.90              $10.54
    End of period                                                          $13.12              $11.35              $7.90
  Accumulation units outstanding
  at the end of period                                                     14,784              12,398              5,420








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division118

  Accumulation unit value:
    Beginning of period                                                    $11.50              $8.51              $10.69
    End of period                                                          $13.53              $11.50              $8.51
  Accumulation units outstanding
  at the end of period                                                     21,732              13,311              5,957

JNL/MCM Bond Index Division118

  Accumulation unit value:
    Beginning of period                                                    $10.84              $10.69               N/A
    End of period                                                          $11.06              $10.84               N/A
  Accumulation units outstanding
  at the end of period                                                     25,791              16,151               N/A

JNL/Oppenheimer Global Growth Division118

  Accumulation unit value:
    Beginning of period                                                     $9.70              $7.01               $8.72
    End of period                                                          $11.27              $9.70               $7.01
  Accumulation units outstanding
  at the end of period                                                     25,403              15,013              4,749

JNL/Oppenheimer Growth Division118

  Accumulation unit value:
    Beginning of period                                                     $7.95              $6.85               $8.70
    End of period                                                           $8.15              $7.95               $6.85
  Accumulation units outstanding
  at the end of period                                                      8,739              9,191               2,181

JNL/AIM Large Cap Growth Division118

  Accumulation unit value:
    Beginning of period                                                    $10.27              $8.03              $10.20
    End of period                                                          $11.13              $10.27              $8.03
  Accumulation units outstanding
  at the end of period                                                     14,946              9,076               2,068

JNL/AIM Small Cap Growth Division118

  Accumulation unit value:
    Beginning of period                                                    $11.28              $8.28              $11.01
    End of period                                                          $11.87              $11.28              $8.28
  Accumulation units outstanding
  at the end of period                                                     17,073              20,601             10,811








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division117

  Accumulation unit value:
    Beginning of period                                                     $9.40              $7.79              $10.27
    End of period                                                           $9.19              $9.40               $7.79
  Accumulation units outstanding
  at the end of period                                                        -                 187                1,631

JNL/Select Value Division218

  Accumulation unit value:
    Beginning of period                                                    $14.50              $10.93             $10.83
    End of period                                                          $16.38              $14.50             $10.93
  Accumulation units outstanding
  at the end of period                                                      2,432               268                 952

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division717

  Accumulation unit value:
    Beginning of period                                                    $11.03               N/A                 N/A
    End of period                                                          $11.43               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,374               N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division721

  Accumulation unit value:
    Beginning of period                                                    $10.50               N/A                 N/A
    End of period                                                          $10.91               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     18,745               N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division118

  Accumulation unit value:
    Beginning of period                                                    $11.55              $9.97              $11.00
    End of period                                                          $12.46              $11.55              $9.97
  Accumulation units outstanding
  at the end of period                                                     156,987             78,617             59,548

JNL/S&P Managed Growth Division117

  Accumulation unit value:
    Beginning of period                                                    $11.64              $9.71              $11.20
    End of period                                                          $12.76              $11.64              $9.71
  Accumulation units outstanding
  at the end of period                                                     263,509            124,519             63,640

JNL/S&P Managed Aggressive Growth Division118

  Accumulation unit value:
    Beginning of period                                                    $11.31              $9.06              $11.12
    End of period                                                          $12.54              $11.31              $9.06
  Accumulation units outstanding
  at the end of period                                                     62,725              14,562             12,362

JNL/S&P Very Aggressive Growth Division I152

  Accumulation unit value:
    Beginning of period                                                    $10.91              $8.49               $8.93
    End of period                                                          $11.15              $10.91              $8.49
  Accumulation units outstanding
  at the end of period                                                        -                7,075               2,559

JNL/S&P Equity Growth Division I118

  Accumulation unit value:
    Beginning of period                                                    $10.19              $7.99              $10.25
    End of period                                                          $10.37              $10.19              $7.99
  Accumulation units outstanding
  at the end of period                                                        -                22,446             19,882

JNL/S&P Equity Aggressive Growth Division I118

  Accumulation unit value:
    Beginning of period                                                    $10.41              $8.14              $10.43
    End of period                                                          $10.63              $10.41              $8.14
  Accumulation units outstanding
  at the end of period                                                        -                3,943               3,949








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division497

  Accumulation unit value:
    Beginning of period                                                    $10.26               N/A                 N/A
    End of period                                                          $10.14               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Core Index 100 Division115

  Accumulation unit value:
    Beginning of period                                                    $10.26              $8.53               $9.81
    End of period                                                          $10.44              $10.26              $8.53
  Accumulation units outstanding
  at the end of period                                                        -               135,120             116,290

JNL/S&P Core Index 75 Division117

  Accumulation unit value:
    Beginning of period                                                    $10.12              $8.13               $9.79
    End of period                                                          $10.32              $10.12              $8.13
  Accumulation units outstanding
  at the end of period                                                        -                10,060              2,234

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A








ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.60% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
COMPOUNDING DEATH BENEFIT AND EARNINGSMAX
EARNINGSMAX AND MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT
20% ADDITIONAL FREE WITHDRAWAL AND COMPOUNDING DEATH BENEFIT
COMPOUNDING DEATH BENEFIT AND FIVE YEAR WITHDRAWAL CHARGE PERIOD
20% ADDITIONAL FREE WITHDRAWAL AND MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT
GUARANTEED MINIMUM WITHDRAWAL BENEFIT
$1 MILLION PREMIUM ADMINISTRATIVE FEE WAIVER AND 20% ADDITIONAL FREE WITHDRAWAL
  AND FIVE YEAR WITHDRAWAL CHARGE PERIOD
THREE YEAR WITHDRAWAL CHARGE PERIOD
5% ROLL-UP DEATH BENEFIT
GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH
$1 MILLION PREMIUM ADMINISTRATIVE FEE WAIVER AND GUARANTEED MINIMUM WITHDRAWAL
  BENEFIT AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT
COMPOUNDING DEATH BENEFIT AND FIVE YEAR WITHDRAWAL CHARGE PERIOD

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division55

  Accumulation unit value:
    Beginning of period                                                    $23.31              $17.49             $23.69
    End of period                                                          $25.62              $23.31             $17.49
  Accumulation units outstanding
  at the end of period                                                     115,406             13,341              3,250

JNL/FMR Capital Growth Division81

  Accumulation unit value:
    Beginning of period                                                    $17.75              $13.29             $17.03
    End of period                                                          $20.61              $17.75             $13.29
  Accumulation units outstanding
  at the end of period                                                     20,437              14,718               348

JNL/Select Global Growth Division578

  Accumulation unit value:
    Beginning of period                                                    $19.76               N/A                 N/A
    End of period                                                          $22.77               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,478               N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alger Growth Division55

  Accumulation unit value:
    Beginning of period                                                    $16.58              $12.45             $17.85
    End of period                                                          $17.13              $16.58             $12.45
  Accumulation units outstanding
  at the end of period                                                     139,749             23,091              4,349

JNL/Eagle Core Equity Division61

  Accumulation unit value:
    Beginning of period                                                    $16.16              $13.18             $16.48
    End of period                                                          $16.91              $16.16             $13.18
  Accumulation units outstanding
  at the end of period                                                     86,324              29,768              7,382

JNL/Eagle SmallCap Equity Division70

  Accumulation unit value:
    Beginning of period                                                    $16.47              $11.95             $16.57
    End of period                                                          $19.25              $16.47             $11.95
  Accumulation units outstanding
  at the end of period                                                     78,723              28,795             35,774

JNL/Select Balanced Division70

  Accumulation unit value:
    Beginning of period                                                    $20.70              $17.30             $18.58
    End of period                                                          $22.59              $20.70             $17.30
  Accumulation units outstanding
  at the end of period                                                     261,169             66,404              5,408

JNL/Putnam Equity Division50

  Accumulation unit value:
    Beginning of period                                                    $17.81              $14.22             $17.36
    End of period                                                          $19.81              $17.81             $14.22
  Accumulation units outstanding
  at the end of period                                                      9,543              5,959               1,170

JNL/PPM America High Yield Bond Division39

  Accumulation unit value:
    Beginning of period                                                    $15.24              $13.05             $13.04
    End of period                                                          $15.73              $15.24             $13.05
  Accumulation units outstanding
  at the end of period                                                        -               119,798              2,977








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Money Market Division123

  Accumulation unit value:
    Beginning of period                                                    $12.09              $12.23             $12.27
    End of period                                                          $11.99              $12.09             $12.23
  Accumulation units outstanding
  at the end of period                                                     102,563             70,311             28,058

JNL/Putnam Value Equity Division81

  Accumulation unit value:
    Beginning of period                                                    $18.01              $14.69             $18.54
    End of period                                                          $19.45              $18.01             $14.69
  Accumulation units outstanding
  at the end of period                                                     54,383              18,371              3,051

JNL/Salomon Brothers Strategic Bond Division71

  Accumulation unit value:
    Beginning of period                                                    $17.37              $15.54             $14.75
    End of period                                                          $18.27              $17.37             $15.54
  Accumulation units outstanding
  at the end of period                                                     239,520             40,912              9,977

JNL/Salomon Brothers U.S. Government & Quality Bond Division39

  Accumulation unit value:
    Beginning of period                                                    $14.96              $15.02             $13.86
    End of period                                                          $15.29              $14.96             $15.02
  Accumulation units outstanding
  at the end of period                                                     135,235             86,680             47,865

JNL/T. Rowe Price Established Growth Division50

  Accumulation unit value:
    Beginning of period                                                    $23.39              $18.21             $22.28
    End of period                                                          $25.30              $23.39             $18.21
  Accumulation units outstanding
  at the end of period                                                     150,858             41,916              3,956

JNL/JPMorgan International Equity Division103

  Accumulation unit value:
    Beginning of period                                                    $11.55              $9.13              $11.64
    End of period                                                          $13.22              $11.55              $9.13
  Accumulation units outstanding
  at the end of period                                                     86,938             116,665             45,530








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/T. Rowe Price Mid-Cap Growth Division39

  Accumulation unit value:
    Beginning of period                                                    $28.27              $20.73             $25.45
    End of period                                                          $32.84              $28.27             $20.73
  Accumulation units outstanding
  at the end of period                                                     163,860             49,429              2,035

JNL/Alliance Capital Growth Division39

  Accumulation unit value:
    Beginning of period                                                     $9.36              $7.65              $10.80
    End of period                                                           $9.80              $9.36               $7.65
  Accumulation units outstanding
  at the end of period                                                     59,090             201,148             75,519

JNL/JPMorgan International Value Division245

  Accumulation unit value:
    Beginning of period                                                     $8.56              $6.24               $6.19
    End of period                                                          $10.32              $8.56               $6.24
  Accumulation units outstanding
  at the end of period                                                     354,752            125,077               481

JNL/PIMCO Total Return Bond Division39

  Accumulation unit value:
    Beginning of period                                                    $13.40              $13.00             $12.29
    End of period                                                          $13.78              $13.40             $13.00
  Accumulation units outstanding
  at the end of period                                                     504,201            200,320             47,963

JNL/Lazard Small Cap Value Division61

  Accumulation unit value:
    Beginning of period                                                    $12.71              $9.31              $11.25
    End of period                                                          $14.44              $12.71              $9.31
  Accumulation units outstanding
  at the end of period                                                     238,569            134,440             12,920

JNL/Lazard Mid Cap Value Division50

  Accumulation unit value:
    Beginning of period                                                    $13.86              $10.93             $12.68
    End of period                                                          $17.01              $13.86             $10.93
  Accumulation units outstanding
  at the end of period                                                     200,045             70,829             13,009








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $12.55               N/A                 N/A
    End of period                                                          $12.91               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     357,531              N/A                 N/A

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division59

  Accumulation unit value:
    Beginning of period                                                     $7.52              $5.92               $7.43
    End of period                                                           $8.23              $7.52               $5.92
  Accumulation units outstanding
  at the end of period                                                     293,335            112,119              7,549

JNL/MCM The DowSM 10 Division59

  Accumulation unit value:
    Beginning of period                                                     $9.41              $7.60               $8.70
    End of period                                                           $9.53              $9.41               $7.60
  Accumulation units outstanding
  at the end of period                                                    2,205,522           327,493             50,517

JNL/MCM The S&P(R) 10 Division129

  Accumulation unit value:
    Beginning of period                                                     $8.53              $7.29               $9.74
    End of period                                                           $9.88              $8.53               $7.29
  Accumulation units outstanding
  at the end of period                                                    1,976,110           250,730             20,320

JNL/MCM Global 15 Division129

  Accumulation unit value:
    Beginning of period                                                     $9.27              $7.07               $8.57
    End of period                                                          $11.69              $9.27               $7.07
  Accumulation units outstanding
  at the end of period                                                    1,798,829           210,463             15,848

JNL/MCM 25 Division129

  Accumulation unit value:
    Beginning of period                                                     $9.90              $7.58               $9.25
    End of period                                                          $11.88              $9.90               $7.58
  Accumulation units outstanding
  at the end of period                                                    1,736,071           217,272             22,745








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Select Small-Cap Division129

  Accumulation unit value:
    Beginning of period                                                    $16.49              $11.32             $13.79
    End of period                                                          $18.27              $16.49             $11.32
  Accumulation units outstanding
  at the end of period                                                    1,073,963           150,344             12,903

JNL/MCM Technology Sector Division493

  Accumulation unit value:
    Beginning of period                                                     $6.11               N/A                 N/A
    End of period                                                           $5.68               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     113,114              N/A                 N/A

JNL/MCM Healthcare Sector Division477

  Accumulation unit value:
    Beginning of period                                                    $10.50              $10.23               N/A
    End of period                                                          $10.69              $10.50               N/A
  Accumulation units outstanding
  at the end of period                                                     99,367              25,682               N/A

JNL/MCM Financial Sector Division493

  Accumulation unit value:
    Beginning of period                                                    $10.82               N/A                 N/A
    End of period                                                          $12.03               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     42,381               N/A                 N/A

JNL/MCM Oil & Gas Sector Division531

  Accumulation unit value:
    Beginning of period                                                    $14.31               N/A                 N/A
    End of period                                                          $17.26               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     74,279               N/A                 N/A

JNL/MCM Consumer Brands Sector Division493

  Accumulation unit value:
    Beginning of period                                                     $9.96               N/A                 N/A
    End of period                                                          $10.80               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     22,700               N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division493

  Accumulation unit value:
    Beginning of period                                                     $4.07               N/A                 N/A
    End of period                                                           $4.52               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     113,500              N/A                 N/A

JNL/Putnam Midcap Growth Division81

  Accumulation unit value:
    Beginning of period                                                     $6.43              $4.90               $6.70
    End of period                                                           $7.51              $6.43               $4.90
  Accumulation units outstanding
  at the end of period                                                     35,974              29,018              9,289

JNL/FMR Balanced Division63

  Accumulation unit value:
    Beginning of period                                                     $9.38              $8.38               $9.12
    End of period                                                          $10.10              $9.38               $8.38
  Accumulation units outstanding
  at the end of period                                                     254,002            123,877             25,293

JNL/T. Rowe Price Value Division55

  Accumulation unit value:
    Beginning of period                                                    $11.55              $9.04              $10.81
    End of period                                                          $13.10              $11.55              $9.04
  Accumulation units outstanding
  at the end of period                                                     620,533            292,978             69,170

JNL/MCM S&P 500 Index Division55

  Accumulation unit value:
    Beginning of period                                                     $9.65              $7.67               $9.79
    End of period                                                          $10.45              $9.65               $7.67
  Accumulation units outstanding
  at the end of period                                                    1,585,750           374,128             76,112

JNL/MCM S&P 400 MidCap Index Division78

  Accumulation unit value:
    Beginning of period                                                    $11.22              $8.47              $10.67
    End of period                                                          $12.79              $11.22              $8.47
  Accumulation units outstanding
  at the end of period                                                     987,482            248,893             51,862








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Small Cap Index Division78

  Accumulation unit value:
    Beginning of period                                                    $11.34              $7.90              $10.34
    End of period                                                          $13.11              $11.34              $7.90
  Accumulation units outstanding
  at the end of period                                                     778,833            225,212             48,404

JNL/MCM International Index Division78

  Accumulation unit value:
    Beginning of period                                                    $11.50              $8.51              $10.47
    End of period                                                          $13.52              $11.50              $8.51
  Accumulation units outstanding
  at the end of period                                                     839,686            167,301             41,950

JNL/MCM Bond Index Division78

  Accumulation unit value:
    Beginning of period                                                    $10.83              $10.69              $9.82
    End of period                                                          $11.05              $10.83             $10.69
  Accumulation units outstanding
  at the end of period                                                     891,440            232,387             58,570

JNL/Oppenheimer Global Growth Division39

  Accumulation unit value:
    Beginning of period                                                     $9.70              $7.01               $8.88
    End of period                                                          $11.25              $9.70               $7.01
  Accumulation units outstanding
  at the end of period                                                     286,871             84,995             46,276

JNL/Oppenheimer Growth Division83

  Accumulation unit value:
    Beginning of period                                                     $7.94              $6.85               $8.95
    End of period                                                           $8.15              $7.94               $6.85
  Accumulation units outstanding
  at the end of period                                                     60,238              28,025              1,490

JNL/AIM Large Cap Growth Division83

  Accumulation unit value:
    Beginning of period                                                    $10.27              $8.02              $10.66
    End of period                                                          $11.11              $10.27              $8.02
  Accumulation units outstanding
  at the end of period                                                     220,379             72,166              5,829








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Small Cap Growth Division93

  Accumulation unit value:
    Beginning of period                                                    $11.27              $8.27              $11.04
    End of period                                                          $11.85              $11.27              $8.27
  Accumulation units outstanding
  at the end of period                                                     83,774             122,107             16,464

JNL/AIM Premier Equity II Division39

  Accumulation unit value:
    Beginning of period                                                     $9.40              $7.78              $10.52
    End of period                                                           $9.19              $9.40               $7.78
  Accumulation units outstanding
  at the end of period                                                        -                24,865             11,423

JNL/Select Value Division241

  Accumulation unit value:
    Beginning of period                                                    $14.49              $10.93             $11.24
    End of period                                                          $16.37              $14.49             $10.93
  Accumulation units outstanding
  at the end of period                                                     154,856             38,364               685

JNL/MCM Nasdaq 15 Division692

  Accumulation unit value:
    Beginning of period                                                    $10.12               N/A                 N/A
    End of period                                                          $10.83               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     39,183               N/A                 N/A

JNL/MCM Value Line 25 Division681

  Accumulation unit value:
    Beginning of period                                                     $9.73               N/A                 N/A
    End of period                                                          $11.43               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     64,411               N/A                 N/A

JNL/MCM VIP Division678

  Accumulation unit value:
    Beginning of period                                                     $9.95               N/A                 N/A
    End of period                                                          $11.07               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     57,594               N/A                 N/A








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM JNL 5 Division678

  Accumulation unit value:
    Beginning of period                                                     $9.92               N/A                 N/A
    End of period                                                          $10.90               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     87,828               N/A                 N/A

JNL/S&P Managed Moderate Growth Division53

  Accumulation unit value:
    Beginning of period                                                    $11.53              $9.95              $10.83
    End of period                                                          $12.44              $11.53              $9.95
  Accumulation units outstanding
  at the end of period                                                    1,427,421           602,178             92,469

JNL/S&P Managed Growth Division59

  Accumulation unit value:
    Beginning of period                                                    $11.62              $9.70              $10.85
    End of period                                                          $12.74              $11.62              $9.70
  Accumulation units outstanding
  at the end of period                                                    2,186,951           611,620             160,118

JNL/S&P Managed Aggressive Growth Division58

  Accumulation unit value:
    Beginning of period                                                    $11.29              $9.05              $10.76
    End of period                                                          $12.51              $11.29              $9.05
  Accumulation units outstanding
  at the end of period                                                     961,604            145,868             50,136

JNL/S&P Very Aggressive Growth Division I95

  Accumulation unit value:
    Beginning of period                                                    $10.89              $8.47              $11.10
    End of period                                                          $11.13              $10.89              $8.47
  Accumulation units outstanding
  at the end of period                                                        -                5,572                448

JNL/S&P Equity Growth Division I62

  Accumulation unit value:
    Beginning of period                                                    $10.17              $7.98              $10.08
    End of period                                                          $10.35              $10.17              $7.98
  Accumulation units outstanding
  at the end of period                                                        -               178,362              9,652








INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Equity Aggressive Growth Division I181

  Accumulation unit value:
    Beginning of period                                                    $10.40              $8.13               $8.17
    End of period                                                          $10.61              $10.40              $8.13
  Accumulation units outstanding
  at the end of period                                                        -                3,828               1,976

JNL/S&P Core Index 50 Division363

  Accumulation unit value:
    Beginning of period                                                     $9.95              $8.86                N/A
    End of period                                                          $10.13              $9.95                N/A
  Accumulation units outstanding
  at the end of period                                                        -                3,850                N/A

JNL/S&P Core Index 100 Division98

  Accumulation unit value:
    Beginning of period                                                    $10.25              $8.53               $9.98
    End of period                                                          $10.43              $10.25              $8.53
  Accumulation units outstanding
  at the end of period                                                        -                56,590             19,064

JNL/S&P Core Index 75 Division143

  Accumulation unit value:
    Beginning of period                                                    $10.11              $8.12               $9.01
    End of period                                                          $10.31              $10.11              $8.12
  Accumulation units outstanding
  at the end of period                                                        -                6,499              48,397

JNL/S&P Managed Conservative Division688

  Accumulation unit value:
    Beginning of period                                                     $9.96               N/A                 N/A
    End of period                                                          $10.31               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     10,460               N/A                 N/A

JNL/S&P Managed Moderate Division685

  Accumulation unit value:
    Beginning of period                                                     $9.91               N/A                 N/A
    End of period                                                          $10.50               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,613               N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.605% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
PREMIUM CREDIT 2%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division678

  Accumulation unit value:
    Beginning of period                                                     $8.84               N/A                 N/A
    End of period                                                           $9.52               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,520               N/A                 N/A

JNL/MCM The S&P(R) 10 Division678

  Accumulation unit value:
    Beginning of period                                                     $9.00               N/A                 N/A
    End of period                                                           $9.88               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,509               N/A                 N/A

JNL/MCM Global 15 Division678

  Accumulation unit value:
    Beginning of period                                                    $10.50               N/A                 N/A
    End of period                                                          $11.68               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,092               N/A                 N/A

JNL/MCM 25 Division678

  Accumulation unit value:
    Beginning of period                                                    $10.99               N/A                 N/A
    End of period                                                          $11.88               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,011               N/A                 N/A

JNL/MCM Select Small-Cap Division678

  Accumulation unit value:
    Beginning of period                                                    $15.89               N/A                 N/A
    End of period                                                          $18.27               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,379               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 500 Index Division680

  Accumulation unit value:
    Beginning of period                                                     $9.71               N/A                 N/A
    End of period                                                          $10.45               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     97,031               N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division690

  Accumulation unit value:
    Beginning of period                                                     $9.62               N/A                 N/A
    End of period                                                          $10.90               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      8,963               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.63% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
PREMIUM CREDIT 3%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division612

  Accumulation unit value:
    Beginning of period                                                    $15.55               N/A                 N/A
    End of period                                                          $16.86               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       137                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division612

  Accumulation unit value:
    Beginning of period                                                    $20.92               N/A                 N/A
    End of period                                                          $22.52               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       204                N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division612

  Accumulation unit value:
    Beginning of period                                                    $17.28               N/A                 N/A
    End of period                                                          $18.22               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       123                N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division612

  Accumulation unit value:
    Beginning of period                                                    $29.25               N/A                 N/A
    End of period                                                          $32.74               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       36                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division612

  Accumulation unit value:
    Beginning of period                                                     $8.78               N/A                 N/A
    End of period                                                          $10.30               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       243                N/A                 N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division612

  Accumulation unit value:
    Beginning of period                                                    $14.88               N/A                 N/A
    End of period                                                          $16.97               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       143                N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The S&P(R) 10 Division737

  Accumulation unit value:
    Beginning of period                                                     $9.86               N/A                 N/A
    End of period                                                           $9.86               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,841               N/A                 N/A

JNL/MCM Global 15 Division737

  Accumulation unit value:
    Beginning of period                                                    $11.67               N/A                 N/A
    End of period                                                          $11.67               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,557               N/A                 N/A

JNL/MCM 25 Division737

  Accumulation unit value:
    Beginning of period                                                    $11.86               N/A                 N/A
    End of period                                                          $11.86               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,532               N/A                 N/A

JNL/MCM Select Small-Cap Division737

  Accumulation unit value:
    Beginning of period                                                    $18.24               N/A                 N/A
    End of period                                                          $18.24               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       996                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division612

  Accumulation unit value:
    Beginning of period                                                    $10.48               N/A                 N/A
    End of period                                                          $10.67               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       102                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division612

  Accumulation unit value:
    Beginning of period                                                    $15.09               N/A                 N/A
    End of period                                                          $17.23               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       71                 N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Value Division612

  Accumulation unit value:
    Beginning of period                                                    $11.80               N/A                 N/A
    End of period                                                          $13.08               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       181                N/A                 N/A

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Small Cap Index Division612

  Accumulation unit value:
    Beginning of period                                                    $11.56               N/A                 N/A
    End of period                                                          $13.09               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       92                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division612

  Accumulation unit value:
    Beginning of period                                                    $14.83               N/A                 N/A
    End of period                                                          $16.36               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       144                N/A                 N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division737

  Accumulation unit value:
    Beginning of period                                                    $11.43               N/A                 N/A
    End of period                                                          $11.43               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,590               N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.645% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
PREMIUM CREDIT 2%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division603

  Accumulation unit value:
    Beginning of period                                                    $18.27               N/A                 N/A
    End of period                                                          $20.52               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,331               N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division709

  Accumulation unit value:
    Beginning of period                                                    $16.24               N/A                 N/A
    End of period                                                          $17.06               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       352                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division658

  Accumulation unit value:
    Beginning of period                                                    $15.24               N/A                 N/A
    End of period                                                          $16.84               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,019               N/A                 N/A

JNL/Eagle SmallCap Equity Division658

  Accumulation unit value:
    Beginning of period                                                    $16.34               N/A                 N/A
    End of period                                                          $19.18               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       622                N/A                 N/A

JNL/Select Balanced Division585

  Accumulation unit value:
    Beginning of period                                                    $20.45               N/A                 N/A
    End of period                                                          $22.49               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,250               N/A                 N/A

JNL/Putnam Equity Division698

  Accumulation unit value:
    Beginning of period                                                    $18.51               N/A                 N/A
    End of period                                                          $19.72               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       282                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Money Market Division590

  Accumulation unit value:
    Beginning of period                                                    $11.99               N/A                 N/A
    End of period                                                          $11.95               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division623

  Accumulation unit value:
    Beginning of period                                                    $17.62               N/A                 N/A
    End of period                                                          $19.36               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       173                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division603

  Accumulation unit value:
    Beginning of period                                                    $17.09               N/A                 N/A
    End of period                                                          $18.19               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,913               N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division603

  Accumulation unit value:
    Beginning of period                                                    $14.69               N/A                 N/A
    End of period                                                          $15.22               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,476               N/A                 N/A

JNL/T. Rowe Price Established Growth Division606

  Accumulation unit value:
    Beginning of period                                                    $23.61               N/A                 N/A
    End of period                                                          $25.19               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,495               N/A                 N/A

JNL/JPMorgan International Equity Division658

  Accumulation unit value:
    Beginning of period                                                    $11.38               N/A                 N/A
    End of period                                                          $13.17               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       262                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division606

  Accumulation unit value:
    Beginning of period                                                    $29.71               N/A                 N/A
    End of period                                                          $32.69               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,874               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division698

  Accumulation unit value:
    Beginning of period                                                     $9.26               N/A                 N/A
    End of period                                                           $9.76               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       563                N/A                 N/A

JNL/JPMorgan International Value Division623

  Accumulation unit value:
    Beginning of period                                                     $8.64               N/A                 N/A
    End of period                                                          $10.29               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,208               N/A                 N/A

JNL/PIMCO Total Return Bond Division585

  Accumulation unit value:
    Beginning of period                                                    $13.17               N/A                 N/A
    End of period                                                          $13.74               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     33,237               N/A                 N/A

JNL/Lazard Small Cap Value Division603

  Accumulation unit value:
    Beginning of period                                                    $12.96               N/A                 N/A
    End of period                                                          $14.39               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,743               N/A                 N/A

JNL/Lazard Mid Cap Value Division603

  Accumulation unit value:
    Beginning of period                                                    $14.99               N/A                 N/A
    End of period                                                          $16.96               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,440               N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division675

  Accumulation unit value:
    Beginning of period                                                    $12.52               N/A                 N/A
    End of period                                                          $12.85               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,453               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division685

  Accumulation unit value:
    Beginning of period                                                     $7.52               N/A                 N/A
    End of period                                                           $8.21               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,374               N/A                 N/A

JNL/MCM The DowSM 10 Division598

  Accumulation unit value:
    Beginning of period                                                     $8.91               N/A                 N/A
    End of period                                                           $9.50               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     56,503               N/A                 N/A

JNL/MCM The S&P(R) 10 Division598

  Accumulation unit value:
    Beginning of period                                                     $8.50               N/A                 N/A
    End of period                                                           $9.86               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     48,872               N/A                 N/A

JNL/MCM Global 15 Division598

  Accumulation unit value:
    Beginning of period                                                     $9.48               N/A                 N/A
    End of period                                                          $11.66               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     53,326               N/A                 N/A

JNL/MCM 25 Division585

  Accumulation unit value:
    Beginning of period                                                     $9.87               N/A                 N/A
    End of period                                                          $11.85               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     45,814               N/A                 N/A

JNL/MCM Select Small-Cap Division598

  Accumulation unit value:
    Beginning of period                                                    $15.56               N/A                 N/A
    End of period                                                          $18.23               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     26,108               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division712

  Accumulation unit value:
    Beginning of period                                                     $5.56               N/A                 N/A
    End of period                                                           $5.66               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     11,050               N/A                 N/A

JNL/MCM Healthcare Sector Division705

  Accumulation unit value:
    Beginning of period                                                    $10.21               N/A                 N/A
    End of period                                                          $10.66               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,724               N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division623

  Accumulation unit value:
    Beginning of period                                                    $15.15               N/A                 N/A
    End of period                                                          $17.21               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,974               N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division686

  Accumulation unit value:
    Beginning of period                                                     $4.24               N/A                 N/A
    End of period                                                           $4.50               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division704

  Accumulation unit value:
    Beginning of period                                                     $9.81               N/A                 N/A
    End of period                                                          $10.08               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       630                N/A                 N/A

JNL/T. Rowe Price Value Division606

  Accumulation unit value:
    Beginning of period                                                    $11.94               N/A                 N/A
    End of period                                                          $13.07               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     12,890               N/A                 N/A

JNL/MCM S&P 500 Index Division589

  Accumulation unit value:
    Beginning of period                                                     $9.68               N/A                 N/A
    End of period                                                          $10.44               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     19,877               N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division598

  Accumulation unit value:
    Beginning of period                                                    $11.37               N/A                 N/A
    End of period                                                          $12.77               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     11,903               N/A                 N/A

JNL/MCM Small Cap Index Division598

  Accumulation unit value:
    Beginning of period                                                    $11.30               N/A                 N/A
    End of period                                                          $13.09               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     13,337               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division598

  Accumulation unit value:
    Beginning of period                                                    $11.61               N/A                 N/A
    End of period                                                          $13.50               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     10,371               N/A                 N/A

JNL/MCM Bond Index Division598

  Accumulation unit value:
    Beginning of period                                                    $10.57               N/A                 N/A
    End of period                                                          $11.03               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,549               N/A                 N/A

JNL/Oppenheimer Global Growth Division589

  Accumulation unit value:
    Beginning of period                                                     $9.76               N/A                 N/A
    End of period                                                          $11.24               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      9,462               N/A                 N/A

JNL/Oppenheimer Growth Division585

  Accumulation unit value:
    Beginning of period                                                     $7.87               N/A                 N/A
    End of period                                                           $8.13               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,329               N/A                 N/A

JNL/AIM Large Cap Growth Division675

  Accumulation unit value:
    Beginning of period                                                    $10.44               N/A                 N/A
    End of period                                                          $11.10               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,143               N/A                 N/A

JNL/AIM Small Cap Growth Division603

  Accumulation unit value:
    Beginning of period                                                    $11.10               N/A                 N/A
    End of period                                                          $11.84               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,058               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division585

  Accumulation unit value:
    Beginning of period                                                    $14.43               N/A                 N/A
    End of period                                                          $16.35               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,317               N/A                 N/A

JNL/MCM Nasdaq 15 Division676

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A                 N/A
    End of period                                                          $10.83               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,370               N/A                 N/A

JNL/MCM Value Line 25 Division698

  Accumulation unit value:
    Beginning of period                                                    $10.47               N/A                 N/A
    End of period                                                          $11.42               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     13,002               N/A                 N/A

JNL/MCM VIP Division699

  Accumulation unit value:
    Beginning of period                                                    $10.44               N/A                 N/A
    End of period                                                          $11.07               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     20,839               N/A                 N/A

JNL/MCM JNL 5 Division729

  Accumulation unit value:
    Beginning of period                                                    $10.75               N/A                 N/A
    End of period                                                          $10.90               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,104               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division578

  Accumulation unit value:
    Beginning of period                                                    $11.27               N/A                 N/A
    End of period                                                          $12.40               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     35,991               N/A                 N/A

JNL/S&P Managed Growth Division590

  Accumulation unit value:
    Beginning of period                                                    $11.65               N/A                 N/A
    End of period                                                          $12.70               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     55,316               N/A                 N/A

JNL/S&P Managed Aggressive Growth Division674

  Accumulation unit value:
    Beginning of period                                                    $11.47               N/A                 N/A
    End of period                                                          $12.47               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     53,413               N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I596

  Accumulation unit value:
    Beginning of period                                                    $10.31               N/A                 N/A
    End of period                                                          $10.32               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division587

  Accumulation unit value:
    Beginning of period                                                     $9.98               N/A                 N/A
    End of period                                                          $10.12               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Core Index 100 Division596

  Accumulation unit value:
    Beginning of period                                                    $10.31               N/A                 N/A
    End of period                                                          $10.41               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Core Index 75 Division596

  Accumulation unit value:
    Beginning of period                                                    $10.23               N/A                 N/A
    End of period                                                          $10.30               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A



ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.65% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND MAXIMUM ANNIVERSARY VALUE DEATH
  BENEFIT
COMPOUNDING DEATH BENEFIT AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT
NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT
GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH
$1 MILLION PREMIUM ADMINISTRATIVE FEE WAIVER AND 20% ADDITIONAL FREE WITHDRAWAL
  AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT
$1 MILLION PREMIUM ADMINISTRATIVE FEE WAIVER AND COMBINATION 5% ROLL-UP AND
  HIGHEST ANNIVERSARY VALUE DEATH BENEFIT
COMBINATION 3% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT
COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division105

  Accumulation unit value:
    Beginning of period                                                    $23.21              $17.42             $21.76
    End of period                                                          $25.49              $23.21             $17.42
  Accumulation units outstanding
  at the end of period                                                     30,723              17,409                -

JNL/FMR Capital Growth Division110

  Accumulation unit value:
    Beginning of period                                                    $17.67              $13.25             $16.31
    End of period                                                          $20.51              $17.67             $13.25
  Accumulation units outstanding
  at the end of period                                                     17,354              10,287                -

JNL/Select Global Growth Division704

  Accumulation unit value:
    Beginning of period                                                    $22.10               N/A                 N/A
    End of period                                                          $22.66               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       114                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alger Growth Division105

  Accumulation unit value:
    Beginning of period                                                    $16.51              $12.41             $16.96
    End of period                                                          $17.05              $16.51             $12.41
  Accumulation units outstanding
  at the end of period                                                     29,653              29,964                -

JNL/Eagle Core Equity Division105

  Accumulation unit value:
    Beginning of period                                                    $16.10              $13.14             $16.19
    End of period                                                          $16.84              $16.10             $13.14
  Accumulation units outstanding
  at the end of period                                                     39,611              31,439                -

JNL/Eagle SmallCap Equity Division105

  Accumulation unit value:
    Beginning of period                                                    $16.41              $11.92             $16.60
    End of period                                                          $19.17              $16.41             $11.92
  Accumulation units outstanding
  at the end of period                                                     28,066              9,481                 -

JNL/Select Balanced Division182

  Accumulation unit value:
    Beginning of period                                                    $20.61              $17.24             $17.13
    End of period                                                          $22.48              $20.61             $17.24
  Accumulation units outstanding
  at the end of period                                                     72,278              26,214              2,704

JNL/Putnam Equity Division143

  Accumulation unit value:
    Beginning of period                                                    $17.73              $14.17             $15.86
    End of period                                                          $19.72              $17.73             $14.17
  Accumulation units outstanding
  at the end of period                                                      3,459              3,396                 -

JNL/PPM America High Yield Bond Division105

  Accumulation unit value:
    Beginning of period                                                    $15.17              $13.00             $13.13
    End of period                                                          $15.66              $15.17             $13.00
  Accumulation units outstanding
  at the end of period                                                        -                54,118                -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Money Market Division153

  Accumulation unit value:
    Beginning of period                                                    $12.05              $12.19             $12.23
    End of period                                                          $11.94              $12.05             $12.19
  Accumulation units outstanding
  at the end of period                                                     24,229              41,924                -

JNL/Putnam Value Equity Division105

  Accumulation unit value:
    Beginning of period                                                    $17.93              $14.63             $17.69
    End of period                                                          $19.35              $17.93             $14.63
  Accumulation units outstanding
  at the end of period                                                     41,703              19,264                -

JNL/Salomon Brothers Strategic Bond Division96

  Accumulation unit value:
    Beginning of period                                                    $17.29              $15.49             $14.93
    End of period                                                          $18.19              $17.29             $15.49
  Accumulation units outstanding
  at the end of period                                                     199,101             38,505                -

JNL/Salomon Brothers U.S. Government & Quality Bond Division100

  Accumulation unit value:
    Beginning of period                                                    $14.89              $14.96             $13.77
    End of period                                                          $15.21              $14.89             $14.96
  Accumulation units outstanding
  at the end of period                                                     89,940              53,180                -

JNL/T. Rowe Price Established Growth Division94

  Accumulation unit value:
    Beginning of period                                                    $23.29              $18.14             $22.87
    End of period                                                          $25.17              $23.29             $18.14
  Accumulation units outstanding
  at the end of period                                                     87,285              47,233                -

JNL/JPMorgan International Equity Division126

  Accumulation unit value:
    Beginning of period                                                    $11.50              $9.10              $11.60
    End of period                                                          $13.16              $11.50              $9.10
  Accumulation units outstanding
  at the end of period                                                     44,454              20,004                -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/T. Rowe Price Mid-Cap Growth Division94

  Accumulation unit value:
    Beginning of period                                                    $28.15              $20.65             $26.56
    End of period                                                          $32.68              $28.15             $20.65
  Accumulation units outstanding
  at the end of period                                                     119,339             38,049                -

JNL/Alliance Capital Growth Division110

  Accumulation unit value:
    Beginning of period                                                     $9.34              $7.63               $9.38
    End of period                                                           $9.76              $9.34               $7.63
  Accumulation units outstanding
  at the end of period                                                      8,912              8,413                 -

JNL/JPMorgan International Value Division310

  Accumulation unit value:
    Beginning of period                                                     $8.54              $5.99                N/A
    End of period                                                          $10.29              $8.54                N/A
  Accumulation units outstanding
  at the end of period                                                     57,497              17,069               N/A

JNL/PIMCO Total Return Bond Division100

  Accumulation unit value:
    Beginning of period                                                    $13.36              $12.97             $12.36
    End of period                                                          $13.73              $13.36             $12.97
  Accumulation units outstanding
  at the end of period                                                     248,450            122,384                -

JNL/Lazard Small Cap Value Division94

  Accumulation unit value:
    Beginning of period                                                    $12.68              $9.28              $12.25
    End of period                                                          $14.39              $12.68              $9.28
  Accumulation units outstanding
  at the end of period                                                     199,400             21,623                -

JNL/Lazard Mid Cap Value Division182

  Accumulation unit value:
    Beginning of period                                                    $13.82              $10.90             $11.08
    End of period                                                          $16.95              $13.82             $10.90
  Accumulation units outstanding
  at the end of period                                                     96,617              58,760              4,180






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $12.51               N/A                 N/A
    End of period                                                          $12.86               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     152,488              N/A                 N/A

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division133

  Accumulation unit value:
    Beginning of period                                                     $7.50              $5.91               $6.88
    End of period                                                           $8.21              $7.50               $5.91
  Accumulation units outstanding
  at the end of period                                                     89,702              86,078                -

JNL/MCM The DowSM 10 Division182

  Accumulation unit value:
    Beginning of period                                                     $9.39              $7.59               $7.35
    End of period                                                           $9.50              $9.39               $7.59
  Accumulation units outstanding
  at the end of period                                                     972,868            385,442              8,846

JNL/MCM The S&P(R) 10 Division206

  Accumulation unit value:
    Beginning of period                                                     $8.52              $7.28               $7.78
    End of period                                                           $9.86              $8.52               $7.28
  Accumulation units outstanding
  at the end of period                                                     861,796            329,499               78

JNL/MCM Global 15 Division206

  Accumulation unit value:
    Beginning of period                                                     $9.25              $7.06               $6.87
    End of period                                                          $11.65              $9.25               $7.06
  Accumulation units outstanding
  at the end of period                                                     822,843            275,670               87

JNL/MCM 25 Division206

  Accumulation unit value:
    Beginning of period                                                     $9.88              $7.56               $7.11
    End of period                                                          $11.85              $9.88               $7.56
  Accumulation units outstanding
  at the end of period                                                     802,350            301,641               84






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Select Small-Cap Division206

  Accumulation unit value:
    Beginning of period                                                    $16.45              $11.30             $10.20
    End of period                                                          $18.22              $16.45             $11.30
  Accumulation units outstanding
  at the end of period                                                     474,151            169,740               59

JNL/MCM Technology Sector Division556

  Accumulation unit value:
    Beginning of period                                                     $5.64               N/A                 N/A
    End of period                                                           $5.66               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     30,334               N/A                 N/A

JNL/MCM Healthcare Sector Division476

  Accumulation unit value:
    Beginning of period                                                    $10.47              $10.17               N/A
    End of period                                                          $10.66              $10.47               N/A
  Accumulation units outstanding
  at the end of period                                                     18,233                -                  N/A

JNL/MCM Financial Sector Division624

  Accumulation unit value:
    Beginning of period                                                    $10.62               N/A                 N/A
    End of period                                                          $11.99               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      8,620               N/A                 N/A

JNL/MCM Oil & Gas Sector Division584

  Accumulation unit value:
    Beginning of period                                                    $13.71               N/A                 N/A
    End of period                                                          $17.21               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     24,974               N/A                 N/A

JNL/MCM Consumer Brands Sector Division536

  Accumulation unit value:
    Beginning of period                                                     $9.83               N/A                 N/A
    End of period                                                          $10.77               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       373                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division556

  Accumulation unit value:
    Beginning of period                                                     $4.07               N/A                 N/A
    End of period                                                           $4.50               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     11,989               N/A                 N/A

JNL/Putnam Midcap Growth Division110

  Accumulation unit value:
    Beginning of period                                                     $6.42              $4.89               $6.24
    End of period                                                           $7.49              $6.42               $4.89
  Accumulation units outstanding
  at the end of period                                                     16,621              13,875                -

JNL/FMR Balanced Division110

  Accumulation unit value:
    Beginning of period                                                     $9.36              $8.37               $8.96
    End of period                                                          $10.08              $9.36               $8.37
  Accumulation units outstanding
  at the end of period                                                     74,110              57,916                -

JNL/T. Rowe Price Value Division94

  Accumulation unit value:
    Beginning of period                                                    $11.53              $9.03              $11.24
    End of period                                                          $13.07              $11.53              $9.03
  Accumulation units outstanding
  at the end of period                                                     190,713            103,667                -

JNL/MCM S&P 500 Index Division109

  Accumulation unit value:
    Beginning of period                                                     $9.64              $7.67               $9.20
    End of period                                                          $10.43              $9.64               $7.67
  Accumulation units outstanding
  at the end of period                                                     426,504            145,966                -

JNL/MCM S&P 400 MidCap Index Division104

  Accumulation unit value:
    Beginning of period                                                    $11.21              $8.47              $10.51
    End of period                                                          $12.77              $11.21              $8.47
  Accumulation units outstanding
  at the end of period                                                     233,146            101,376                -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Small Cap Index Division100

  Accumulation unit value:
    Beginning of period                                                    $11.33              $7.90              $10.57
    End of period                                                          $13.09              $11.33              $7.90
  Accumulation units outstanding
  at the end of period                                                     176,694             73,968                -

JNL/MCM International Index Division100

  Accumulation unit value:
    Beginning of period                                                    $11.49              $8.50              $10.46
    End of period                                                          $13.50              $11.49              $8.50
  Accumulation units outstanding
  at the end of period                                                     224,361             72,930                -

JNL/MCM Bond Index Division110

  Accumulation unit value:
    Beginning of period                                                    $10.82              $10.68             $10.01
    End of period                                                          $11.03              $10.82             $10.68
  Accumulation units outstanding
  at the end of period                                                     141,138             56,284                -

JNL/Oppenheimer Global Growth Division105

  Accumulation unit value:
    Beginning of period                                                     $9.68              $7.00               $9.02
    End of period                                                          $11.23              $9.68               $7.00
  Accumulation units outstanding
  at the end of period                                                     118,567             52,449                -

JNL/Oppenheimer Growth Division105

  Accumulation unit value:
    Beginning of period                                                     $7.93              $6.85               $8.61
    End of period                                                           $8.13              $7.93               $6.85
  Accumulation units outstanding
  at the end of period                                                     23,457              14,794                -

JNL/AIM Large Cap Growth Division100

  Accumulation unit value:
    Beginning of period                                                    $10.26              $8.02              $10.19
    End of period                                                          $11.10              $10.26              $8.02
  Accumulation units outstanding
  at the end of period                                                     84,645              29,956                -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Small Cap Growth Division183

  Accumulation unit value:
    Beginning of period                                                    $11.26              $8.27               $8.41
    End of period                                                          $11.84              $11.26              $8.27
  Accumulation units outstanding
  at the end of period                                                     52,996              38,920                -

JNL/AIM Premier Equity II Division110

  Accumulation unit value:
    Beginning of period                                                     $9.39              $7.78               $9.90
    End of period                                                           $9.18              $9.39               $7.78
  Accumulation units outstanding
  at the end of period                                                        -                6,491                 -

JNL/Select Value Division183

  Accumulation unit value:
    Beginning of period                                                    $14.48              $10.92             $10.64
    End of period                                                          $16.35              $14.48             $10.92
  Accumulation units outstanding
  at the end of period                                                     143,781             14,331                -

JNL/MCM Nasdaq 15 Division679

  Accumulation unit value:
    Beginning of period                                                     $9.84               N/A                 N/A
    End of period                                                          $10.83               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     38,070               N/A                 N/A

JNL/MCM Value Line 25 Division679

  Accumulation unit value:
    Beginning of period                                                     $9.77               N/A                 N/A
    End of period                                                          $11.42               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     215,628              N/A                 N/A

JNL/MCM VIP Division680

  Accumulation unit value:
    Beginning of period                                                     $9.89               N/A                 N/A
    End of period                                                          $11.07               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     116,959              N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM JNL 5 Division684

  Accumulation unit value:
    Beginning of period                                                     $9.77               N/A                 N/A
    End of period                                                          $10.90               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     760,602              N/A                 N/A

JNL/S&P Managed Moderate Growth Division100

  Accumulation unit value:
    Beginning of period                                                    $11.50              $9.93              $10.95
    End of period                                                          $12.40              $11.50              $9.93
  Accumulation units outstanding
  at the end of period                                                     781,470            406,689                -

JNL/S&P Managed Growth Division95

  Accumulation unit value:
    Beginning of period                                                    $11.58              $9.67              $11.33
    End of period                                                          $12.70              $11.58              $9.67
  Accumulation units outstanding
  at the end of period                                                     636,471            426,547                -

JNL/S&P Managed Aggressive Growth Division95

  Accumulation unit value:
    Beginning of period                                                    $11.26              $9.02              $11.29
    End of period                                                          $12.47              $11.26              $9.02
  Accumulation units outstanding
  at the end of period                                                     390,936             60,955                -

JNL/S&P Very Aggressive Growth Division I149

  Accumulation unit value:
    Beginning of period                                                    $10.86              $8.45               $9.23
    End of period                                                          $11.09              $10.86              $8.45
  Accumulation units outstanding
  at the end of period                                                        -                8,766                 -

JNL/S&P Equity Growth Division I95

  Accumulation unit value:
    Beginning of period                                                    $10.14              $7.96              $10.46
    End of period                                                          $10.32              $10.14              $7.96
  Accumulation units outstanding
  at the end of period                                                        -                19,041                -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Equity Aggressive Growth Division I100

  Accumulation unit value:
    Beginning of period                                                    $10.37              $8.11              $10.41
    End of period                                                          $10.58              $10.37              $8.11
  Accumulation units outstanding
  at the end of period                                                        -                16,887                -

JNL/S&P Core Index 50 Division104

  Accumulation unit value:
    Beginning of period                                                     $9.94              $7.72               $9.56
    End of period                                                          $10.12              $9.94               $7.72
  Accumulation units outstanding
  at the end of period                                                        -                1,322                 -

JNL/S&P Core Index 100 Division116

  Accumulation unit value:
    Beginning of period                                                    $10.24              $8.52               $9.68
    End of period                                                          $10.41              $10.24              $8.52
  Accumulation units outstanding
  at the end of period                                                        -                16,784                -

JNL/S&P Core Index 75 Division95

  Accumulation unit value:
    Beginning of period                                                    $10.10              $8.12              $10.02
    End of period                                                          $10.30              $10.10              $8.12
  Accumulation units outstanding
  at the end of period                                                        -                34,993                -

JNL/S&P Managed Conservative Division689

  Accumulation unit value:
    Beginning of period                                                     $9.94               N/A                 N/A
    End of period                                                          $10.31               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     110,847              N/A                 N/A

JNL/S&P Managed Moderate Division683

  Accumulation unit value:
    Beginning of period                                                     $9.89               N/A                 N/A
    End of period                                                          $10.50               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     197,807              N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.66% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
$1 MILLION PREMIUM ADMINISTRATIVE FEE WAIVER AND PREMIUM CREDIT 4%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division597

  Accumulation unit value:
    Beginning of period                                                    $16.93               N/A                 N/A
    End of period                                                          $19.15               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,711               N/A                 N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division594

  Accumulation unit value:
    Beginning of period                                                    $14.93               N/A                 N/A
    End of period                                                          $15.64               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Select Money Market Division710

  Accumulation unit value:
    Beginning of period                                                    $11.93               N/A                 N/A
    End of period                                                          $11.93               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     156,936              N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Established Growth Division597

  Accumulation unit value:
    Beginning of period                                                    $23.53               N/A                 N/A
    End of period                                                          $25.15               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     13,500               N/A                 N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division597

  Accumulation unit value:
    Beginning of period                                                    $29.28               N/A                 N/A
    End of period                                                          $32.65               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,250               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division597

  Accumulation unit value:
    Beginning of period                                                     $8.87               N/A                 N/A
    End of period                                                          $10.28               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     27,404               N/A                 N/A

JNL/PIMCO Total Return Bond Division710

  Accumulation unit value:
    Beginning of period                                                    $13.70               N/A                 N/A
    End of period                                                          $13.72               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      8,955               N/A                 N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $12.50               N/A                 N/A
    End of period                                                          $12.85               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     15,652               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division597

  Accumulation unit value:
    Beginning of period                                                     $9.01               N/A                 N/A
    End of period                                                           $9.49               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     40,321               N/A                 N/A

JNL/MCM The S&P(R) 10 Division612

  Accumulation unit value:
    Beginning of period                                                     $8.45               N/A                 N/A
    End of period                                                           $9.85               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     17,713               N/A                 N/A

JNL/MCM Global 15 Division612

  Accumulation unit value:
    Beginning of period                                                     $9.67               N/A                 N/A
    End of period                                                          $11.65               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     15,827               N/A                 N/A

JNL/MCM 25 Division612

  Accumulation unit value:
    Beginning of period                                                    $10.60               N/A                 N/A
    End of period                                                          $11.84               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     15,652               N/A                 N/A

JNL/MCM Select Small-Cap Division612

  Accumulation unit value:
    Beginning of period                                                    $15.95               N/A                 N/A
    End of period                                                          $18.21               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      9,890               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 500 Index Division597

  Accumulation unit value:
    Beginning of period                                                     $9.82               N/A                 N/A
    End of period                                                          $10.43               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     12,788               N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division597

  Accumulation unit value:
    Beginning of period                                                    $11.53               N/A                 N/A
    End of period                                                          $12.76               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     10,820               N/A                 N/A

JNL/MCM Small Cap Index Division597

  Accumulation unit value:
    Beginning of period                                                    $11.52               N/A                 N/A
    End of period                                                          $13.08               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,336               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division662

  Accumulation unit value:
    Beginning of period                                                    $11.51               N/A                 N/A
    End of period                                                          $12.39               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     90,395               N/A                 N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.67% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
PREMIUM CREDIT 3%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division636

  Accumulation unit value:
    Beginning of period                                                    $16.21               N/A                 N/A
    End of period                                                          $20.47               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,819               N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division660

  Accumulation unit value:
    Beginning of period                                                    $15.46               N/A                 N/A
    End of period                                                          $17.02               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       213                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division603

  Accumulation unit value:
    Beginning of period                                                    $16.92               N/A                 N/A
    End of period                                                          $19.14               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       499                N/A                 N/A

JNL/Select Balanced Division596

  Accumulation unit value:
    Beginning of period                                                    $20.77               N/A                 N/A
    End of period                                                          $22.44               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      8,396               N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division606

  Accumulation unit value:
    Beginning of period                                                    $15.06               N/A                 N/A
    End of period                                                          $15.63               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Select Money Market Division606

  Accumulation unit value:
    Beginning of period                                                    $11.96               N/A                 N/A
    End of period                                                          $11.92               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,223               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division592

  Accumulation unit value:
    Beginning of period                                                    $16.95               N/A                 N/A
    End of period                                                          $18.15               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,677               N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division603

  Accumulation unit value:
    Beginning of period                                                    $14.66               N/A                 N/A
    End of period                                                          $15.18               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       434                N/A                 N/A

JNL/T. Rowe Price Established Growth Division645

  Accumulation unit value:
    Beginning of period                                                    $22.30               N/A                 N/A
    End of period                                                          $25.13               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,444               N/A                 N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division596

  Accumulation unit value:
    Beginning of period                                                    $29.23               N/A                 N/A
    End of period                                                          $32.62               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,017               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division603

  Accumulation unit value:
    Beginning of period                                                     $8.86               N/A                 N/A
    End of period                                                          $10.27               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,830               N/A                 N/A

JNL/PIMCO Total Return Bond Division592

  Accumulation unit value:
    Beginning of period                                                    $13.16               N/A                 N/A
    End of period                                                          $13.71               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     12,325               N/A                 N/A

JNL/Lazard Small Cap Value Division606

  Accumulation unit value:
    Beginning of period                                                    $13.12               N/A                 N/A
    End of period                                                          $14.37               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       346                N/A                 N/A

JNL/Lazard Mid Cap Value Division606

  Accumulation unit value:
    Beginning of period                                                    $15.11               N/A                 N/A
    End of period                                                          $16.93               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,358               N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $12.49               N/A                 N/A
    End of period                                                          $12.84               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,601               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division592

  Accumulation unit value:
    Beginning of period                                                     $8.84               N/A                 N/A
    End of period                                                           $9.49               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     38,381               N/A                 N/A

JNL/MCM The S&P(R) 10 Division592

  Accumulation unit value:
    Beginning of period                                                     $8.32               N/A                 N/A
    End of period                                                           $9.84               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     28,971               N/A                 N/A

JNL/MCM Global 15 Division592

  Accumulation unit value:
    Beginning of period                                                     $9.36               N/A                 N/A
    End of period                                                          $11.64               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     28,490               N/A                 N/A

JNL/MCM 25 Division592

  Accumulation unit value:
    Beginning of period                                                    $10.11               N/A                 N/A
    End of period                                                          $11.83               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     32,401               N/A                 N/A

JNL/MCM Select Small-Cap Division603

  Accumulation unit value:
    Beginning of period                                                    $16.02               N/A                 N/A
    End of period                                                          $18.20               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     10,963               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division687

  Accumulation unit value:
    Beginning of period                                                     $5.14               N/A                 N/A
    End of period                                                           $5.66               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       555                N/A                 N/A

JNL/MCM Healthcare Sector Division675

  Accumulation unit value:
    Beginning of period                                                    $10.28               N/A                 N/A
    End of period                                                          $10.65               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       786                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division675

  Accumulation unit value:
    Beginning of period                                                    $16.67               N/A                 N/A
    End of period                                                          $17.19               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       500                N/A                 N/A

JNL/MCM Consumer Brands Sector Division733

  Accumulation unit value:
    Beginning of period                                                    $10.63               N/A                 N/A
    End of period                                                          $10.76               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       30                 N/A                 N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division606

  Accumulation unit value:
    Beginning of period                                                     $6.78               N/A                 N/A
    End of period                                                           $7.48               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/FMR Balanced Division592

  Accumulation unit value:
    Beginning of period                                                     $9.24               N/A                 N/A
    End of period                                                          $10.07               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     26,922               N/A                 N/A

JNL/T. Rowe Price Value Division592

  Accumulation unit value:
    Beginning of period                                                    $11.62               N/A                 N/A
    End of period                                                          $13.05               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     22,643               N/A                 N/A

JNL/MCM S&P 500 Index Division596

  Accumulation unit value:
    Beginning of period                                                     $9.77               N/A                 N/A
    End of period                                                          $10.43               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     17,933               N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division592

  Accumulation unit value:
    Beginning of period                                                    $11.39               N/A                 N/A
    End of period                                                          $12.76               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     23,021               N/A                 N/A

JNL/MCM Small Cap Index Division603

  Accumulation unit value:
    Beginning of period                                                    $11.50               N/A                 N/A
    End of period                                                          $13.08               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,120               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division592

  Accumulation unit value:
    Beginning of period                                                    $11.58               N/A                 N/A
    End of period                                                          $13.49               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     19,662               N/A                 N/A

JNL/MCM Bond Index Division660

  Accumulation unit value:
    Beginning of period                                                    $10.99               N/A                 N/A
    End of period                                                          $11.03               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,022               N/A                 N/A

JNL/Oppenheimer Global Growth Division603

  Accumulation unit value:
    Beginning of period                                                     $9.70               N/A                 N/A
    End of period                                                          $11.23               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,553               N/A                 N/A

JNL/Oppenheimer Growth Division596

  Accumulation unit value:
    Beginning of period                                                     $8.03               N/A                 N/A
    End of period                                                           $8.12               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,491               N/A                 N/A

JNL/AIM Large Cap Growth Division714

  Accumulation unit value:
    Beginning of period                                                    $10.84               N/A                 N/A
    End of period                                                          $11.09               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       82                 N/A                 N/A

JNL/AIM Small Cap Growth Division603

  Accumulation unit value:
    Beginning of period                                                    $11.09               N/A                 N/A
    End of period                                                          $11.83               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,243               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division603

  Accumulation unit value:
    Beginning of period                                                    $14.94               N/A                 N/A
    End of period                                                          $16.34               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       543                N/A                 N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division706

  Accumulation unit value:
    Beginning of period                                                    $10.69               N/A                 N/A
    End of period                                                          $11.42               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,300               N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division685

  Accumulation unit value:
    Beginning of period                                                     $9.78               N/A                 N/A
    End of period                                                          $10.90               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     11,752               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division590

  Accumulation unit value:
    Beginning of period                                                    $11.48               N/A                 N/A
    End of period                                                          $12.38               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     13,699               N/A                 N/A

JNL/S&P Managed Growth Division590

  Accumulation unit value:
    Beginning of period                                                    $11.64               N/A                 N/A
    End of period                                                          $12.68               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,880               N/A                 N/A

JNL/S&P Managed Aggressive Growth Division653

  Accumulation unit value:
    Beginning of period                                                    $11.11               N/A                 N/A
    End of period                                                          $12.45               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     25,641               N/A                 N/A

JNL/S&P Very Aggressive Growth Division I603

  Accumulation unit value:
    Beginning of period                                                    $11.04               N/A                 N/A
    End of period                                                          $11.08               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Equity Growth Division I603

  Accumulation unit value:
    Beginning of period                                                    $10.28               N/A                 N/A
    End of period                                                          $10.30               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I638

  Accumulation unit value:
    Beginning of period                                                     $9.87               N/A                 N/A
    End of period                                                          $10.56               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division667

  Accumulation unit value:
    Beginning of period                                                     $9.91               N/A                 N/A
    End of period                                                          $10.11               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division720

  Accumulation unit value:
    Beginning of period                                                    $10.20               N/A                 N/A
    End of period                                                          $10.31               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,358               N/A                 N/A

JNL/S&P Managed Moderate Division733

  Accumulation unit value:
    Beginning of period                                                    $10.44               N/A                 N/A
    End of period                                                          $10.50               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       39                 N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.695% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM CREDIT 2%
COMPOUNDING DEATH BENEFIT AND PREMIUM CREDIT 2%
$1 MILLION PREMIUM ADMINISTRATIVE FEE WAIVER AND 20% ADDITIONAL FREE WITHDRAWAL
  AND PREMIUM CREDIT 2%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division193

  Accumulation unit value:
    Beginning of period                                                    $23.12              $17.36             $16.60
    End of period                                                          $25.38              $23.12             $17.36
  Accumulation units outstanding
  at the end of period                                                     84,545              32,533               687

JNL/FMR Capital Growth Division334

  Accumulation unit value:
    Beginning of period                                                    $17.60              $14.48               N/A
    End of period                                                          $20.42              $17.60               N/A
  Accumulation units outstanding
  at the end of period                                                      3,260              2,662                N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division188

  Accumulation unit value:
    Beginning of period                                                    $16.45              $12.37             $12.94
    End of period                                                          $16.98              $16.45             $12.37
  Accumulation units outstanding
  at the end of period                                                     40,690              26,830               375






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division130

  Accumulation unit value:
    Beginning of period                                                    $16.05              $13.10             $15.38
    End of period                                                          $16.77              $16.05             $13.10
  Accumulation units outstanding
  at the end of period                                                     13,912              26,683               743

JNL/Eagle SmallCap Equity Division130

  Accumulation unit value:
    Beginning of period                                                    $16.35              $11.88             $14.64
    End of period                                                          $19.10              $16.35             $11.88
  Accumulation units outstanding
  at the end of period                                                     14,530              13,624              2,173

JNL/Select Balanced Division130

  Accumulation unit value:
    Beginning of period                                                    $20.53              $17.18             $18.38
    End of period                                                          $22.38              $20.53             $17.18
  Accumulation units outstanding
  at the end of period                                                     66,934              41,585              2,145

JNL/Putnam Equity Division188

  Accumulation unit value:
    Beginning of period                                                    $17.66              $14.12             $14.00
    End of period                                                          $19.63              $17.66             $14.12
  Accumulation units outstanding
  at the end of period                                                      1,986              19,307               266

JNL/PPM America High Yield Bond Division233

  Accumulation unit value:
    Beginning of period                                                    $15.11              $12.95             $12.93
    End of period                                                          $15.59              $15.11             $12.95
  Accumulation units outstanding
  at the end of period                                                        -                38,187               208

JNL/Select Money Market Division228

  Accumulation unit value:
    Beginning of period                                                    $12.00              $12.15             $12.16
    End of period                                                          $11.89              $12.00             $12.15
  Accumulation units outstanding
  at the end of period                                                     21,190              32,472              9,956






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division193

  Accumulation unit value:
    Beginning of period                                                    $17.86              $14.58             $13.38
    End of period                                                          $19.27              $17.86             $14.58
  Accumulation units outstanding
  at the end of period                                                     25,840              12,393               529

JNL/Salomon Brothers Strategic Bond Division233

  Accumulation unit value:
    Beginning of period                                                    $17.23              $15.43             $15.18
    End of period                                                          $18.11              $17.23             $15.43
  Accumulation units outstanding
  at the end of period                                                     29,560              22,229               248

JNL/Salomon Brothers U.S. Government & Quality Bond Division180

  Accumulation unit value:
    Beginning of period                                                    $14.83              $14.91             $14.72
    End of period                                                          $15.15              $14.83             $14.91
  Accumulation units outstanding
  at the end of period                                                     32,264              32,462              9,075

JNL/T. Rowe Price Established Growth Division233

  Accumulation unit value:
    Beginning of period                                                    $23.20              $18.08             $18.72
    End of period                                                          $25.07              $23.20             $18.08
  Accumulation units outstanding
  at the end of period                                                     47,811              28,132               422

JNL/JPMorgan International Equity Division193

  Accumulation unit value:
    Beginning of period                                                    $11.46              $9.07               $8.40
    End of period                                                          $13.10              $11.46              $9.07
  Accumulation units outstanding
  at the end of period                                                      9,102              23,345              4,606

JNL/T. Rowe Price Mid-Cap Growth Division130

  Accumulation unit value:
    Beginning of period                                                    $28.04              $20.58             $24.94
    End of period                                                          $32.54              $28.04             $20.58
  Accumulation units outstanding
  at the end of period                                                     29,980              24,980              1,373






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division312

  Accumulation unit value:
    Beginning of period                                                     $9.31              $7.97                N/A
    End of period                                                           $9.73              $9.31                N/A
  Accumulation units outstanding
  at the end of period                                                      6,659              60,105               N/A

JNL/JPMorgan International Value Division329

  Accumulation unit value:
    Beginning of period                                                     $8.51              $6.42                N/A
    End of period                                                          $10.26              $8.51                N/A
  Accumulation units outstanding
  at the end of period                                                     80,872              27,118               N/A

JNL/PIMCO Total Return Bond Division127

  Accumulation unit value:
    Beginning of period                                                    $13.33              $12.94             $12.39
    End of period                                                          $13.69              $13.33             $12.94
  Accumulation units outstanding
  at the end of period                                                     76,729              71,048             10,638

JNL/Lazard Small Cap Value Division162

  Accumulation unit value:
    Beginning of period                                                    $12.64              $9.26               $9.39
    End of period                                                          $14.34              $12.64              $9.26
  Accumulation units outstanding
  at the end of period                                                     29,275              32,613              4,088

JNL/Lazard Mid Cap Value Division162

  Accumulation unit value:
    Beginning of period                                                    $13.78              $10.87             $10.89
    End of period                                                          $16.90              $13.78             $10.87
  Accumulation units outstanding
  at the end of period                                                     23,906              15,188              2,042

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $12.47               N/A                 N/A
    End of period                                                          $12.82               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     60,525               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division165

  Accumulation unit value:
    Beginning of period                                                     $7.48              $5.90               $5.90
    End of period                                                           $8.19              $7.48               $5.90
  Accumulation units outstanding
  at the end of period                                                     52,783              84,635              1,422

JNL/MCM The DowSM 10 Division145

  Accumulation unit value:
    Beginning of period                                                     $9.37              $7.58               $8.09
    End of period                                                           $9.48              $9.37               $7.58
  Accumulation units outstanding
  at the end of period                                                     244,868            210,557             16,361

JNL/MCM The S&P(R) 10 Division127

  Accumulation unit value:
    Beginning of period                                                     $8.50              $7.27               $9.67
    End of period                                                           $9.83              $8.50               $7.27
  Accumulation units outstanding
  at the end of period                                                     168,827            170,841             14,635

JNL/MCM Global 15 Division145

  Accumulation unit value:
    Beginning of period                                                     $9.23              $7.05               $8.16
    End of period                                                          $11.63              $9.23               $7.05
  Accumulation units outstanding
  at the end of period                                                     143,946            119,126             12,655

JNL/MCM 25 Division145

  Accumulation unit value:
    Beginning of period                                                     $9.86              $7.55               $8.69
    End of period                                                          $11.82              $9.86               $7.55
  Accumulation units outstanding
  at the end of period                                                     158,695            132,240             15,874

JNL/MCM Select Small-Cap Division145

  Accumulation unit value:
    Beginning of period                                                    $16.42              $11.28             $12.63
    End of period                                                          $18.18              $16.42             $11.28
  Accumulation units outstanding
  at the end of period                                                     84,424              77,369              8,969






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division490

  Accumulation unit value:
    Beginning of period                                                     $5.94               N/A                 N/A
    End of period                                                           $5.65               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      9,646               N/A                 N/A

JNL/MCM Healthcare Sector Division494

  Accumulation unit value:
    Beginning of period                                                    $10.48               N/A                 N/A
    End of period                                                          $10.63               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     10,873               N/A                 N/A

JNL/MCM Financial Sector Division494

  Accumulation unit value:
    Beginning of period                                                    $10.72               N/A                 N/A
    End of period                                                          $11.96               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,843               N/A                 N/A

JNL/MCM Oil & Gas Sector Division494

  Accumulation unit value:
    Beginning of period                                                    $13.25               N/A                 N/A
    End of period                                                          $17.17               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      9,011               N/A                 N/A

JNL/MCM Consumer Brands Sector Division505

  Accumulation unit value:
    Beginning of period                                                     $9.88               N/A                 N/A
    End of period                                                          $10.74               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,461               N/A                 N/A

JNL/MCM Communications Sector Division494

  Accumulation unit value:
    Beginning of period                                                     $4.06               N/A                 N/A
    End of period                                                           $4.49               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       885                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division188

  Accumulation unit value:
    Beginning of period                                                     $6.41              $4.88               $4.86
    End of period                                                           $7.47              $6.41               $4.88
  Accumulation units outstanding
  at the end of period                                                     16,309              18,039               765

JNL/FMR Balanced Division193

  Accumulation unit value:
    Beginning of period                                                     $9.35              $8.36               $8.19
    End of period                                                          $10.05              $9.35               $8.36
  Accumulation units outstanding
  at the end of period                                                     38,408              35,100              2,363

JNL/T. Rowe Price Value Division174

  Accumulation unit value:
    Beginning of period                                                    $11.51              $9.01               $9.43
    End of period                                                          $13.04              $11.51              $9.01
  Accumulation units outstanding
  at the end of period                                                     97,255              58,381              4,004

JNL/MCM S&P 500 Index Division145

  Accumulation unit value:
    Beginning of period                                                     $9.63              $7.67               $8.29
    End of period                                                          $10.42              $9.63               $7.67
  Accumulation units outstanding
  at the end of period                                                     292,287            191,504              2,379

JNL/MCM S&P 400 MidCap Index Division145

  Accumulation unit value:
    Beginning of period                                                    $11.20              $8.47               $9.19
    End of period                                                          $12.75              $11.20              $8.47
  Accumulation units outstanding
  at the end of period                                                     82,441              82,009              6,475

JNL/MCM Small Cap Index Division145

  Accumulation unit value:
    Beginning of period                                                    $11.32              $7.89               $8.98
    End of period                                                          $13.07              $11.32              $7.89
  Accumulation units outstanding
  at the end of period                                                     70,404              72,873              4,666






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division145

  Accumulation unit value:
    Beginning of period                                                    $11.48              $8.50               $9.88
    End of period                                                          $13.48              $11.48              $8.50
  Accumulation units outstanding
  at the end of period                                                     55,137              49,748              2,091

JNL/MCM Bond Index Division145

  Accumulation unit value:
    Beginning of period                                                    $10.81              $10.68             $10.19
    End of period                                                          $11.02              $10.81             $10.68
  Accumulation units outstanding
  at the end of period                                                     62,777              45,830              1,049

JNL/Oppenheimer Global Growth Division294

  Accumulation unit value:
    Beginning of period                                                     $9.67              $6.56                N/A
    End of period                                                          $11.22              $9.67                N/A
  Accumulation units outstanding
  at the end of period                                                     24,011              22,146               N/A

JNL/Oppenheimer Growth Division271

  Accumulation unit value:
    Beginning of period                                                     $7.92              $6.63                N/A
    End of period                                                           $8.12              $7.92                N/A
  Accumulation units outstanding
  at the end of period                                                      4,942              6,117                N/A

JNL/AIM Large Cap Growth Division162

  Accumulation unit value:
    Beginning of period                                                    $10.25              $8.02               $8.29
    End of period                                                          $11.08              $10.25              $8.02
  Accumulation units outstanding
  at the end of period                                                     31,964              19,686               547

JNL/AIM Small Cap Growth Division188

  Accumulation unit value:
    Beginning of period                                                    $11.25              $8.26               $8.14
    End of period                                                          $11.82              $11.25              $8.26
  Accumulation units outstanding
  at the end of period                                                      8,806              22,109               457






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division333

  Accumulation unit value:
    Beginning of period                                                     $9.38              $8.06                N/A
    End of period                                                           $9.16              $9.38                N/A
  Accumulation units outstanding
  at the end of period                                                        -                5,564                N/A

JNL/Select Value Division302

  Accumulation unit value:
    Beginning of period                                                    $14.48              $10.66               N/A
    End of period                                                          $16.34              $14.48               N/A
  Accumulation units outstanding
  at the end of period                                                     19,798              13,516               N/A

JNL/MCM Nasdaq 15 Division717

  Accumulation unit value:
    Beginning of period                                                    $10.78               N/A                 N/A
    End of period                                                          $10.83               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       186                N/A                 N/A

JNL/MCM Value Line 25 Division698

  Accumulation unit value:
    Beginning of period                                                    $10.46               N/A                 N/A
    End of period                                                          $11.42               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       613                N/A                 N/A

JNL/MCM VIP Division696

  Accumulation unit value:
    Beginning of period                                                    $10.14               N/A                 N/A
    End of period                                                          $11.07               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      9,354               N/A                 N/A

JNL/MCM JNL 5 Division714

  Accumulation unit value:
    Beginning of period                                                    $10.56               N/A                 N/A
    End of period                                                          $10.90               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     42,869               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division175

  Accumulation unit value:
    Beginning of period                                                    $11.47              $9.91              $10.11
    End of period                                                          $12.36              $11.47              $9.91
  Accumulation units outstanding
  at the end of period                                                     170,263            168,563             23,395

JNL/S&P Managed Growth Division130

  Accumulation unit value:
    Beginning of period                                                    $11.56              $9.65              $10.68
    End of period                                                          $12.66              $11.56              $9.65
  Accumulation units outstanding
  at the end of period                                                     503,505            392,227             51,499

JNL/S&P Managed Aggressive Growth Division228

  Accumulation unit value:
    Beginning of period                                                    $11.23              $9.00               $9.13
    End of period                                                          $12.43              $11.23              $9.00
  Accumulation units outstanding
  at the end of period                                                     133,412             70,746              1,028

JNL/S&P Very Aggressive Growth Division I310

  Accumulation unit value:
    Beginning of period                                                    $10.83              $8.33                N/A
    End of period                                                          $11.06              $10.83               N/A
  Accumulation units outstanding
  at the end of period                                                        -                30,229               N/A

JNL/S&P Equity Growth Division I189

  Accumulation unit value:
    Beginning of period                                                    $10.11              $7.94               $7.94
    End of period                                                          $10.28              $10.11              $7.94
  Accumulation units outstanding
  at the end of period                                                        -                34,063              1,191

JNL/S&P Equity Aggressive Growth Division I379

  Accumulation unit value:
    Beginning of period                                                    $10.34              $9.18                N/A
    End of period                                                          $10.55              $10.34               N/A
  Accumulation units outstanding
  at the end of period                                                        -                29,979               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division198

  Accumulation unit value:
    Beginning of period                                                     $9.93              $7.71               $7.49
    End of period                                                          $10.11              $9.93               $7.71
  Accumulation units outstanding
  at the end of period                                                        -                30,865              1,864

JNL/S&P Core Index 100 Division130

  Accumulation unit value:
    Beginning of period                                                    $10.23              $8.52               $9.40
    End of period                                                          $10.40              $10.23              $8.52
  Accumulation units outstanding
  at the end of period                                                        -                73,223              2,985

JNL/S&P Core Index 75 Division306

  Accumulation unit value:
    Beginning of period                                                    $10.09              $8.00                N/A
    End of period                                                          $10.29              $10.09               N/A
  Accumulation units outstanding
  at the end of period                                                        -                28,046               N/A

JNL/S&P Managed Conservative Division683

  Accumulation unit value:
    Beginning of period                                                     $9.96               N/A                 N/A
    End of period                                                          $10.31               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,904               N/A                 N/A

JNL/S&P Managed Moderate Division716

  Accumulation unit value:
    Beginning of period                                                    $10.34               N/A                 N/A
    End of period                                                          $10.50               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,031               N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.70% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
COMBINED DEATH BENEFIT AND EARNINGSMAX
COMBINED DEATH BENEFIT AND FIVE YEAR WITHDRAWAL CHARGE PERIOD
20% ADDITIONAL FREE WITHDRAWAL AND COMBINED DEATH BENEFIT
EARNINGSMAX AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT
5% ROLL-UP DEATH BENEFIT
THREE YEAR WITHDRAWAL CHARGE PERIOD
20% ADDITIONAL FREE WITHDRAWAL AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT AND NEW GUARANTEED MINIMUM WITHDRAWAL
  BENEFIT
THREE YEAR WITHDRAWAL CHARGE PERIOD
GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH AND HIGHEST ANNIVERSARY VALUE
  DEATH BENEFIT
$1 MILLION PREMIUM ADMINISTRATIVE FEE WAIVER AND GUARANTEED MINIMUM WITHDRAWAL
  BENEFIT AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division55

  Accumulation unit value:
    Beginning of period                                                    $23.12              $17.36             $23.53
    End of period                                                          $25.38              $23.12             $17.36
  Accumulation units outstanding
  at the end of period                                                     29,322              13,009              4,212

JNL/FMR Capital Growth Division146

  Accumulation unit value:
    Beginning of period                                                    $17.59              $13.19             $14.26
    End of period                                                          $20.41              $17.59             $13.19
  Accumulation units outstanding
  at the end of period                                                     25,577              9,073                582

JNL/Select Global Growth Division598

  Accumulation unit value:
    Beginning of period                                                    $20.13               N/A                 N/A
    End of period                                                          $22.55               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,077               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alger Growth Division71

  Accumulation unit value:
    Beginning of period                                                    $16.44              $12.36             $18.36
    End of period                                                          $16.98              $16.44             $12.36
  Accumulation units outstanding
  at the end of period                                                     52,129              27,303             12,515

JNL/Eagle Core Equity Division55

  Accumulation unit value:
    Beginning of period                                                    $16.41              $13.10             $16.36
    End of period                                                          $16.77              $16.41             $13.10
  Accumulation units outstanding
  at the end of period                                                     46,004              13,491              5,136

JNL/Eagle SmallCap Equity Division80

  Accumulation unit value:
    Beginning of period                                                    $16.35              $11.88             $16.53
    End of period                                                          $19.09              $16.35             $11.88
  Accumulation units outstanding
  at the end of period                                                     40,531              16,463             14,218

JNL/Select Balanced Division85

  Accumulation unit value:
    Beginning of period                                                    $20.52              $17.17             $18.36
    End of period                                                          $22.37              $20.52             $17.17
  Accumulation units outstanding
  at the end of period                                                     149,906             46,180             28,301

JNL/Putnam Equity Division80

  Accumulation unit value:
    Beginning of period                                                    $17.65              $14.11             $18.25
    End of period                                                          $19.62              $17.65             $14.11
  Accumulation units outstanding
  at the end of period                                                      8,016              4,835               3,491

JNL/PPM America High Yield Bond Division82

  Accumulation unit value:
    Beginning of period                                                    $15.11              $12.95             $13.01
    End of period                                                          $15.59              $15.11             $12.95
  Accumulation units outstanding
  at the end of period                                                        -               119,961              9,786






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Money Market Division80

  Accumulation unit value:
    Beginning of period                                                    $11.98              $12.13             $12.19
    End of period                                                          $11.87              $11.98             $12.13
  Accumulation units outstanding
  at the end of period                                                     77,098              90,558             119,519

JNL/Putnam Value Equity Division53

  Accumulation unit value:
    Beginning of period                                                    $17.85              $14.58             $17.79
    End of period                                                          $19.26              $17.85             $14.58
  Accumulation units outstanding
  at the end of period                                                     37,620              15,931              2,639

JNL/Salomon Brothers Strategic Bond Division132

  Accumulation unit value:
    Beginning of period                                                    $17.22              $15.43             $14.78
    End of period                                                          $18.10              $17.22             $15.43
  Accumulation units outstanding
  at the end of period                                                     117,781             57,226              5,277

JNL/Salomon Brothers U.S. Government & Quality Bond Division52

  Accumulation unit value:
    Beginning of period                                                    $14.83              $14.91             $13.74
    End of period                                                          $15.14              $14.83             $14.91
  Accumulation units outstanding
  at the end of period                                                     83,122              63,990             17,862

JNL/T. Rowe Price Established Growth Division52

  Accumulation unit value:
    Beginning of period                                                    $23.19              $18.07             $22.71
    End of period                                                          $25.05              $23.19             $18.07
  Accumulation units outstanding
  at the end of period                                                     88,660              26,241              3,238

JNL/JPMorgan International Equity Division183

  Accumulation unit value:
    Beginning of period                                                    $11.45              $9.06               $9.40
    End of period                                                          $13.10              $11.45              $9.06
  Accumulation units outstanding
  at the end of period                                                     38,985              17,968              5,498






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/T. Rowe Price Mid-Cap Growth Division52

  Accumulation unit value:
    Beginning of period                                                    $28.03              $20.57             $25.34
    End of period                                                          $32.52              $28.03             $20.57
  Accumulation units outstanding
  at the end of period                                                     95,024              29,647              3,919

JNL/Alliance Capital Growth Division55

  Accumulation unit value:
    Beginning of period                                                     $9.31              $7.62              $10.39
    End of period                                                           $9.73              $9.31               $7.62
  Accumulation units outstanding
  at the end of period                                                     28,448              14,322              7,961

JNL/JPMorgan International Value Division237

  Accumulation unit value:
    Beginning of period                                                     $8.51              $6.21               $6.35
    End of period                                                          $10.25              $8.51               $6.21
  Accumulation units outstanding
  at the end of period                                                     106,070             24,117              1,502

JNL/PIMCO Total Return Bond Division52

  Accumulation unit value:
    Beginning of period                                                    $13.33              $12.94             $12.30
    End of period                                                          $13.68              $13.33             $12.94
  Accumulation units outstanding
  at the end of period                                                     278,834            170,296             81,007

JNL/Lazard Small Cap Value Division52

  Accumulation unit value:
    Beginning of period                                                    $12.64              $9.26              $11.22
    End of period                                                          $14.34              $12.64              $9.26
  Accumulation units outstanding
  at the end of period                                                     113,442             37,535             11,809

JNL/Lazard Mid Cap Value Division85

  Accumulation unit value:
    Beginning of period                                                    $13.78              $10.87             $13.37
    End of period                                                          $16.89              $13.78             $10.87
  Accumulation units outstanding
  at the end of period                                                     117,716             29,904             11,098






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $12.47               N/A                 N/A
    End of period                                                          $12.82               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     302,067              N/A                 N/A

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division85

  Accumulation unit value:
    Beginning of period                                                     $7.48              $5.90               $7.88
    End of period                                                           $8.18              $7.48               $5.90
  Accumulation units outstanding
  at the end of period                                                     172,443             88,530             22,441

JNL/MCM The DowSM 10 Division119

  Accumulation unit value:
    Beginning of period                                                     $9.37              $7.58               $9.25
    End of period                                                           $9.47              $9.37               $7.58
  Accumulation units outstanding
  at the end of period                                                    1,061,128           349,028             28,172

JNL/MCM The S&P(R) 10 Division119

  Accumulation unit value:
    Beginning of period                                                     $8.50              $7.27               $9.81
    End of period                                                           $9.83              $8.50               $7.27
  Accumulation units outstanding
  at the end of period                                                     771,336            294,861             13,413

JNL/MCM Global 15 Division119

  Accumulation unit value:
    Beginning of period                                                     $9.23              $7.05               $8.93
    End of period                                                          $11.62              $9.23               $7.05
  Accumulation units outstanding
  at the end of period                                                     659,497            241,400             15,413

JNL/MCM 25 Division119

  Accumulation unit value:
    Beginning of period                                                     $9.86              $7.55               $9.65
    End of period                                                          $11.81              $9.86               $7.55
  Accumulation units outstanding
  at the end of period                                                     737,111            277,602             25,467






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Select Small-Cap Division119

  Accumulation unit value:
    Beginning of period                                                    $16.42              $11.28             $15.13
    End of period                                                          $18.17              $16.42             $11.28
  Accumulation units outstanding
  at the end of period                                                     388,958            137,763              9,301

JNL/MCM Technology Sector Division477

  Accumulation unit value:
    Beginning of period                                                     $5.68              $5.45                N/A
    End of period                                                           $5.65              $5.68                N/A
  Accumulation units outstanding
  at the end of period                                                     78,647              4,619                N/A

JNL/MCM Healthcare Sector Division477

  Accumulation unit value:
    Beginning of period                                                    $10.45              $10.18               N/A
    End of period                                                          $10.63              $10.45               N/A
  Accumulation units outstanding
  at the end of period                                                     107,859             2,474                N/A

JNL/MCM Financial Sector Division477

  Accumulation unit value:
    Beginning of period                                                    $10.72              $10.39               N/A
    End of period                                                          $11.96              $10.72               N/A
  Accumulation units outstanding
  at the end of period                                                     46,388              2,423                N/A

JNL/MCM Oil & Gas Sector Division477

  Accumulation unit value:
    Beginning of period                                                    $13.09              $12.54               N/A
    End of period                                                          $17.16              $13.09               N/A
  Accumulation units outstanding
  at the end of period                                                     88,964              2,007                N/A

JNL/MCM Consumer Brands Sector Division477

  Accumulation unit value:
    Beginning of period                                                     $9.92              $9.62                N/A
    End of period                                                          $10.74              $9.92                N/A
  Accumulation units outstanding
  at the end of period                                                     35,742              2,617                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division477

  Accumulation unit value:
    Beginning of period                                                     $3.88              $3.64                N/A
    End of period                                                           $4.49              $3.88                N/A
  Accumulation units outstanding
  at the end of period                                                     33,777              6,911                N/A

JNL/Putnam Midcap Growth Division85

  Accumulation unit value:
    Beginning of period                                                     $6.41              $4.88               $6.85
    End of period                                                           $7.47              $6.41               $4.88
  Accumulation units outstanding
  at the end of period                                                     54,560              11,941             11,094

JNL/FMR Balanced Division71

  Accumulation unit value:
    Beginning of period                                                     $9.34              $8.36               $9.22
    End of period                                                          $10.05              $9.34               $8.36
  Accumulation units outstanding
  at the end of period                                                     122,734             57,287             17,956

JNL/T. Rowe Price Value Division53

  Accumulation unit value:
    Beginning of period                                                    $11.51              $9.01              $10.74
    End of period                                                          $13.04              $11.51              $9.01
  Accumulation units outstanding
  at the end of period                                                     273,630             85,597             28,736

JNL/MCM S&P 500 Index Division83

  Accumulation unit value:
    Beginning of period                                                     $9.63              $7.66              $10.02
    End of period                                                          $10.42              $9.63               $7.66
  Accumulation units outstanding
  at the end of period                                                     664,455            201,966             49,124

JNL/MCM S&P 400 MidCap Index Division119

  Accumulation unit value:
    Beginning of period                                                    $11.20              $8.47              $10.70
    End of period                                                          $12.75              $11.20              $8.47
  Accumulation units outstanding
  at the end of period                                                     367,456             86,603             12,927






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Small Cap Index Division119

  Accumulation unit value:
    Beginning of period                                                    $11.32              $7.89              $10.42
    End of period                                                          $13.07              $11.32              $7.89
  Accumulation units outstanding
  at the end of period                                                     335,267             80,310              9,013

JNL/MCM International Index Division119

  Accumulation unit value:
    Beginning of period                                                    $11.48              $8.50              $10.66
    End of period                                                          $13.49              $11.48              $8.50
  Accumulation units outstanding
  at the end of period                                                     317,955             53,668             14,043

JNL/MCM Bond Index Division119

  Accumulation unit value:
    Beginning of period                                                    $10.82              $10.68              $9.99
    End of period                                                          $11.02              $10.82             $10.68
  Accumulation units outstanding
  at the end of period                                                     280,223             69,681              5,947

JNL/Oppenheimer Global Growth Division55

  Accumulation unit value:
    Beginning of period                                                     $9.67              $7.00               $8.87
    End of period                                                          $11.21              $9.67               $7.00
  Accumulation units outstanding
  at the end of period                                                     191,468             29,716             22,855

JNL/Oppenheimer Growth Division53

  Accumulation unit value:
    Beginning of period                                                     $7.92              $6.84               $8.80
    End of period                                                           $8.12              $7.92               $6.84
  Accumulation units outstanding
  at the end of period                                                     43,328              12,386              2,195

JNL/AIM Large Cap Growth Division127

  Accumulation unit value:
    Beginning of period                                                    $10.25              $8.01               $9.51
    End of period                                                          $11.08              $10.25              $8.01
  Accumulation units outstanding
  at the end of period                                                     141,306             41,266              6,740






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Small Cap Growth Division85

  Accumulation unit value:
    Beginning of period                                                    $11.25              $8.26              $11.20
    End of period                                                          $11.82              $11.25              $8.26
  Accumulation units outstanding
  at the end of period                                                     56,399              28,339              5,948

JNL/AIM Premier Equity II Division53

  Accumulation unit value:
    Beginning of period                                                     $9.37              $7.77              $10.31
    End of period                                                           $9.16              $9.37               $7.77
  Accumulation units outstanding
  at the end of period                                                        -                9,227               4,908

JNL/Select Value Division260

  Accumulation unit value:
    Beginning of period                                                    $14.48              $10.44               N/A
    End of period                                                          $16.33              $14.48               N/A
  Accumulation units outstanding
  at the end of period                                                     46,918              17,117               N/A

JNL/MCM Nasdaq 15 Division690

  Accumulation unit value:
    Beginning of period                                                     $9.85               N/A                 N/A
    End of period                                                          $10.83               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     12,870               N/A                 N/A

JNL/MCM Value Line 25 Division680

  Accumulation unit value:
    Beginning of period                                                     $9.76               N/A                 N/A
    End of period                                                          $11.42               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     46,078               N/A                 N/A

JNL/MCM VIP Division686

  Accumulation unit value:
    Beginning of period                                                     $9.76               N/A                 N/A
    End of period                                                          $11.07               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     49,555               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM JNL 5 Division686

  Accumulation unit value:
    Beginning of period                                                     $9.72               N/A                 N/A
    End of period                                                          $10.90               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     167,871              N/A                 N/A

JNL/S&P Managed Moderate Growth Division52

  Accumulation unit value:
    Beginning of period                                                    $11.47              $9.91              $10.81
    End of period                                                          $12.35              $11.47              $9.91
  Accumulation units outstanding
  at the end of period                                                     845,092            351,796             101,162

JNL/S&P Managed Growth Division52

  Accumulation unit value:
    Beginning of period                                                    $11.55              $9.65              $10.96
    End of period                                                          $12.65              $11.55              $9.65
  Accumulation units outstanding
  at the end of period                                                    1,508,475           536,724             145,834

JNL/S&P Managed Aggressive Growth Division80

  Accumulation unit value:
    Beginning of period                                                    $11.22              $9.00              $11.30
    End of period                                                          $12.43              $11.22              $9.00
  Accumulation units outstanding
  at the end of period                                                     742,983             91,417             54,036

JNL/S&P Very Aggressive Growth Division I78

  Accumulation unit value:
    Beginning of period                                                    $10.83              $8.43              $11.18
    End of period                                                          $11.06              $10.83              $8.43
  Accumulation units outstanding
  at the end of period                                                        -                14,467             17,011

JNL/S&P Equity Growth Division I80

  Accumulation unit value:
    Beginning of period                                                    $10.11              $7.94              $10.51
    End of period                                                          $10.28              $10.11              $7.94
  Accumulation units outstanding
  at the end of period                                                        -                97,538             30,006






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Equity Aggressive Growth Division I139

  Accumulation unit value:
    Beginning of period                                                    $10.34              $8.09               $9.26
    End of period                                                          $10.54              $10.34              $8.09
  Accumulation units outstanding
  at the end of period                                                        -                13,450               733

JNL/S&P Core Index 50 Division96

  Accumulation unit value:
    Beginning of period                                                     $9.93              $7.71              $10.06
    End of period                                                          $10.11              $9.93               $7.71
  Accumulation units outstanding
  at the end of period                                                        -                18,092              1,436

JNL/S&P Core Index 100 Division114

  Accumulation unit value:
    Beginning of period                                                    $10.23              $8.52               $9.68
    End of period                                                          $10.40              $10.23              $8.52
  Accumulation units outstanding
  at the end of period                                                        -                31,154              3,180

JNL/S&P Core Index 75 Division427

  Accumulation unit value:
    Beginning of period                                                    $10.09              $9.49                N/A
    End of period                                                          $10.29              $10.09               N/A
  Accumulation units outstanding
  at the end of period                                                        -                5,951                N/A

JNL/S&P Managed Conservative Division697

  Accumulation unit value:
    Beginning of period                                                    $10.09               N/A                 N/A
    End of period                                                          $10.31               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     75,180               N/A                 N/A

JNL/S&P Managed Moderate Division675

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A                 N/A
    End of period                                                          $10.50               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     43,635               N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.71% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
PREMIUM CREDIT 4%
$1 MILLION PREMIUM ADMINISTRATIVE FEE WAIVER AND COMPOUNDING DEATH BENEFIT AND
  PREMIUM CREDIT 4%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division107

  Accumulation unit value:
    Beginning of period                                                    $23.09              $17.34             $21.72
    End of period                                                          $25.35              $23.09             $17.34
  Accumulation units outstanding
  at the end of period                                                     114,531             73,433             16,236

JNL/FMR Capital Growth Division118

  Accumulation unit value:
    Beginning of period                                                    $17.58              $13.18             $16.88
    End of period                                                          $20.39              $17.58             $13.18
  Accumulation units outstanding
  at the end of period                                                     50,921              60,414             20,669

JNL/Select Global Growth Division586

  Accumulation unit value:
    Beginning of period                                                    $20.20               N/A                 N/A
    End of period                                                          $22.53               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,096               N/A                 N/A

JNL/Alger Growth Division109

  Accumulation unit value:
    Beginning of period                                                    $16.43              $12.35             $16.22
    End of period                                                          $16.96              $16.43             $12.35
  Accumulation units outstanding
  at the end of period                                                     251,087            213,480             45,079






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division106

  Accumulation unit value:
    Beginning of period                                                    $16.03              $13.09             $16.27
    End of period                                                          $16.75              $16.03             $13.09
  Accumulation units outstanding
  at the end of period                                                     265,234            214,467             98,238

JNL/Eagle SmallCap Equity Division107

  Accumulation unit value:
    Beginning of period                                                    $16.33              $11.87             $16.58
    End of period                                                          $19.08              $16.33             $11.87
  Accumulation units outstanding
  at the end of period                                                     165,210             96,168             72,682

JNL/Select Balanced Division107

  Accumulation unit value:
    Beginning of period                                                    $20.51              $17.16             $18.49
    End of period                                                          $22.35              $20.51             $17.16
  Accumulation units outstanding
  at the end of period                                                     560,842            364,499             256,702

JNL/Putnam Equity Division109

  Accumulation unit value:
    Beginning of period                                                    $17.64              $14.10             $16.79
    End of period                                                          $19.60              $17.64             $14.10
  Accumulation units outstanding
  at the end of period                                                     34,264              30,842             15,678

JNL/PPM America High Yield Bond Division107

  Accumulation unit value:
    Beginning of period                                                    $15.09              $12.94             $13.07
    End of period                                                          $15.57              $15.09             $12.94
  Accumulation units outstanding
  at the end of period                                                        -               584,907             115,052

JNL/Select Money Market Division106

  Accumulation unit value:
    Beginning of period                                                    $11.99              $12.14             $12.19
    End of period                                                          $11.88              $11.99             $12.14
  Accumulation units outstanding
  at the end of period                                                     378,910            506,139             207,572






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division109

  Accumulation unit value:
    Beginning of period                                                    $17.84              $14.57             $17.45
    End of period                                                          $19.24              $17.84             $14.57
  Accumulation units outstanding
  at the end of period                                                     185,087            135,879             69,950

JNL/Salomon Brothers Strategic Bond Division106

  Accumulation unit value:
    Beginning of period                                                    $17.20              $15.41             $14.88
    End of period                                                          $18.08              $17.20             $15.41
  Accumulation units outstanding
  at the end of period                                                     330,189            305,592             68,312

JNL/Salomon Brothers U.S. Government & Quality Bond Division106

  Accumulation unit value:
    Beginning of period                                                    $14.82              $14.90             $13.83
    End of period                                                          $15.12              $14.82             $14.90
  Accumulation units outstanding
  at the end of period                                                     429,398            403,991             475,440

JNL/T. Rowe Price Established Growth Division106

  Accumulation unit value:
    Beginning of period                                                    $23.17              $18.06             $22.30
    End of period                                                          $25.03              $23.17             $18.06
  Accumulation units outstanding
  at the end of period                                                     550,947            355,609             126,302

JNL/JPMorgan International Equity Division106

  Accumulation unit value:
    Beginning of period                                                    $11.44              $9.06              $11.58
    End of period                                                          $13.08              $11.44              $9.06
  Accumulation units outstanding
  at the end of period                                                     168,545            173,933             83,070

JNL/T. Rowe Price Mid-Cap Growth Division106

  Accumulation unit value:
    Beginning of period                                                    $28.00              $20.55             $26.19
    End of period                                                          $32.49              $28.00             $20.55
  Accumulation units outstanding
  at the end of period                                                     350,424            237,954             73,503






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division107

  Accumulation unit value:
    Beginning of period                                                     $9.30              $7.61               $9.71
    End of period                                                           $9.72              $9.30               $7.61
  Accumulation units outstanding
  at the end of period                                                     159,599            187,286             114,592

JNL/JPMorgan International Value Division207

  Accumulation unit value:
    Beginning of period                                                     $8.51              $6.21               $5.88
    End of period                                                          $10.25              $8.51               $6.21
  Accumulation units outstanding
  at the end of period                                                     423,661            170,252             11,507

JNL/PIMCO Total Return Bond Division106

  Accumulation unit value:
    Beginning of period                                                    $13.32              $12.93             $12.32
    End of period                                                          $13.67              $13.32             $12.93
  Accumulation units outstanding
  at the end of period                                                    1,219,668          1,100,315            749,211

JNL/Lazard Small Cap Value Division107

  Accumulation unit value:
    Beginning of period                                                    $12.63              $9.26              $12.25
    End of period                                                          $14.33              $12.63              $9.26
  Accumulation units outstanding
  at the end of period                                                     610,104            486,671             225,127

JNL/Lazard Mid Cap Value Division108

  Accumulation unit value:
    Beginning of period                                                    $13.77              $10.87             $13.19
    End of period                                                          $16.88              $13.77             $10.87
  Accumulation units outstanding
  at the end of period                                                     519,863            310,074             142,885

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $12.46               N/A                 N/A
    End of period                                                          $12.81               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     878,686              N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division109

  Accumulation unit value:
    Beginning of period                                                     $7.48              $5.89               $7.15
    End of period                                                           $8.18              $7.48               $5.89
  Accumulation units outstanding
  at the end of period                                                    1,125,896           972,745             570,485

JNL/MCM The DowSM 10 Division107

  Accumulation unit value:
    Beginning of period                                                     $9.36              $7.57               $9.09
    End of period                                                           $9.47              $9.36               $7.57
  Accumulation units outstanding
  at the end of period                                                    2,517,375          1,869,664            661,018

JNL/MCM The S&P(R) 10 Division109

  Accumulation unit value:
    Beginning of period                                                     $8.49              $7.26               $9.65
    End of period                                                           $9.82              $8.49               $7.26
  Accumulation units outstanding
  at the end of period                                                    2,212,276          1,645,470            528,998

JNL/MCM Global 15 Division109

  Accumulation unit value:
    Beginning of period                                                     $9.22              $7.05               $8.83
    End of period                                                          $11.62              $9.22               $7.05
  Accumulation units outstanding
  at the end of period                                                    2,219,288          1,440,513            510,581

JNL/MCM 25 Division109

  Accumulation unit value:
    Beginning of period                                                     $9.85              $7.55               $9.57
    End of period                                                          $11.81              $9.85               $7.55
  Accumulation units outstanding
  at the end of period                                                    2,192,073          1,670,335            665,655

JNL/MCM Select Small-Cap Division109

  Accumulation unit value:
    Beginning of period                                                    $16.41              $11.28             $14.99
    End of period                                                          $18.16              $16.41             $11.28
  Accumulation units outstanding
  at the end of period                                                    1,181,680           954,110             329,371






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division481

  Accumulation unit value:
    Beginning of period                                                     $5.68              $5.60                N/A
    End of period                                                           $5.64              $5.68                N/A
  Accumulation units outstanding
  at the end of period                                                     162,444              369                 N/A

JNL/MCM Healthcare Sector Division481

  Accumulation unit value:
    Beginning of period                                                    $10.45              $10.27               N/A
    End of period                                                          $10.62              $10.45               N/A
  Accumulation units outstanding
  at the end of period                                                     64,134              1,701                N/A

JNL/MCM Financial Sector Division479

  Accumulation unit value:
    Beginning of period                                                    $10.71              $10.50               N/A
    End of period                                                          $11.95              $10.71               N/A
  Accumulation units outstanding
  at the end of period                                                     45,061               827                 N/A

JNL/MCM Oil & Gas Sector Division491

  Accumulation unit value:
    Beginning of period                                                    $13.17               N/A                 N/A
    End of period                                                          $17.15               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     247,879              N/A                 N/A

JNL/MCM Consumer Brands Sector Division487

  Accumulation unit value:
    Beginning of period                                                     $9.83               N/A                 N/A
    End of period                                                          $10.73               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     23,442               N/A                 N/A

JNL/MCM Communications Sector Division496

  Accumulation unit value:
    Beginning of period                                                     $4.12               N/A                 N/A
    End of period                                                           $4.49               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     218,541              N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division107

  Accumulation unit value:
    Beginning of period                                                     $6.41              $4.88               $6.47
    End of period                                                           $7.47              $6.41               $4.88
  Accumulation units outstanding
  at the end of period                                                     283,040            174,021             53,866

JNL/FMR Balanced Division107

  Accumulation unit value:
    Beginning of period                                                     $9.34              $8.35               $9.07
    End of period                                                          $10.05              $9.34               $8.35
  Accumulation units outstanding
  at the end of period                                                     357,235            240,159             96,057

JNL/T. Rowe Price Value Division107

  Accumulation unit value:
    Beginning of period                                                    $11.50              $9.01              $11.22
    End of period                                                          $13.03              $11.50              $9.01
  Accumulation units outstanding
  at the end of period                                                     963,135            637,132             236,815

JNL/MCM S&P 500 Index Division107

  Accumulation unit value:
    Beginning of period                                                     $9.63              $7.66               $9.48
    End of period                                                          $10.42              $9.63               $7.66
  Accumulation units outstanding
  at the end of period                                                    1,952,718          1,371,856            405,146

JNL/MCM S&P 400 MidCap Index Division107

  Accumulation unit value:
    Beginning of period                                                    $11.20              $8.47              $10.70
    End of period                                                          $12.75              $11.20              $8.47
  Accumulation units outstanding
  at the end of period                                                     897,902            619,976             216,340

JNL/MCM Small Cap Index Division107

  Accumulation unit value:
    Beginning of period                                                    $11.32              $7.89              $10.63
    End of period                                                          $13.06              $11.32              $7.89
  Accumulation units outstanding
  at the end of period                                                     777,472            580,646             199,123






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division107

  Accumulation unit value:
    Beginning of period                                                    $11.47              $8.50              $10.42
    End of period                                                          $13.48              $11.47              $8.50
  Accumulation units outstanding
  at the end of period                                                     747,452            428,583             167,453

JNL/MCM Bond Index Division107

  Accumulation unit value:
    Beginning of period                                                    $10.81              $10.68              $9.97
    End of period                                                          $11.01              $10.81             $10.68
  Accumulation units outstanding
  at the end of period                                                     663,190            375,960             210,570

JNL/Oppenheimer Global Growth Division106

  Accumulation unit value:
    Beginning of period                                                     $9.67              $7.00               $9.04
    End of period                                                          $11.21              $9.67               $7.00
  Accumulation units outstanding
  at the end of period                                                     489,848            344,494             156,251

JNL/Oppenheimer Growth Division117

  Accumulation unit value:
    Beginning of period                                                     $7.92              $6.84               $8.60
    End of period                                                           $8.11              $7.92               $6.84
  Accumulation units outstanding
  at the end of period                                                     213,640            140,865             47,078

JNL/AIM Large Cap Growth Division107

  Accumulation unit value:
    Beginning of period                                                    $10.24              $8.01               $9.92
    End of period                                                          $11.08              $10.24              $8.01
  Accumulation units outstanding
  at the end of period                                                     521,740            283,276             107,372

JNL/AIM Small Cap Growth Division106

  Accumulation unit value:
    Beginning of period                                                    $11.25              $8.26              $10.97
    End of period                                                          $11.81              $11.25              $8.26
  Accumulation units outstanding
  at the end of period                                                     252,679            235,990             99,897






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division106

  Accumulation unit value:
    Beginning of period                                                     $9.37              $7.77              $10.29
    End of period                                                           $9.16              $9.37               $7.77
  Accumulation units outstanding
  at the end of period                                                        -                68,965             33,713

JNL/Select Value Division233

  Accumulation unit value:
    Beginning of period                                                    $14.47              $10.92             $11.08
    End of period                                                          $16.33              $14.47             $10.92
  Accumulation units outstanding
  at the end of period                                                     217,675             95,850              1,213

JNL/MCM Nasdaq 15 Division676

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A                 N/A
    End of period                                                          $10.83               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     60,916               N/A                 N/A

JNL/MCM Value Line 25 Division676

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A                 N/A
    End of period                                                          $11.42               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     205,217              N/A                 N/A

JNL/MCM VIP Division677

  Accumulation unit value:
    Beginning of period                                                    $10.05               N/A                 N/A
    End of period                                                          $11.07               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     71,606               N/A                 N/A

JNL/MCM JNL 5 Division678

  Accumulation unit value:
    Beginning of period                                                     $9.92               N/A                 N/A
    End of period                                                          $10.90               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     323,902              N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division109

  Accumulation unit value:
    Beginning of period                                                    $11.46              $9.90              $10.71
    End of period                                                          $12.35              $11.46              $9.90
  Accumulation units outstanding
  at the end of period                                                    2,873,656          2,017,755            948,266

JNL/S&P Managed Growth Division107

  Accumulation unit value:
    Beginning of period                                                    $11.55              $9.65              $11.08
    End of period                                                          $12.64              $11.55              $9.65
  Accumulation units outstanding
  at the end of period                                                    4,030,819          2,692,625           1,102,927

JNL/S&P Managed Aggressive Growth Division106

  Accumulation unit value:
    Beginning of period                                                    $11.22              $9.00              $10.96
    End of period                                                          $12.42              $11.22              $9.00
  Accumulation units outstanding
  at the end of period                                                    2,359,177           686,881             388,307

JNL/S&P Very Aggressive Growth Division I110

  Accumulation unit value:
    Beginning of period                                                    $10.82              $8.43              $10.34
    End of period                                                          $11.05              $10.82              $8.43
  Accumulation units outstanding
  at the end of period                                                        -               184,169             93,287

JNL/S&P Equity Growth Division I107

  Accumulation unit value:
    Beginning of period                                                    $10.10              $7.93              $10.05
    End of period                                                          $10.27              $10.10              $7.93
  Accumulation units outstanding
  at the end of period                                                        -               604,639             275,146

JNL/S&P Equity Aggressive Growth Division I113

  Accumulation unit value:
    Beginning of period                                                    $10.33              $8.09               $9.96
    End of period                                                          $10.54              $10.33              $8.09
  Accumulation units outstanding
  at the end of period                                                        -               297,045             126,761






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division113

  Accumulation unit value:
    Beginning of period                                                     $9.93              $7.71               $9.48
    End of period                                                          $10.10              $9.93               $7.71
  Accumulation units outstanding
  at the end of period                                                        -                84,700             46,327

JNL/S&P Core Index 100 Division109

  Accumulation unit value:
    Beginning of period                                                    $10.23              $8.52               $9.57
    End of period                                                          $10.40              $10.23              $8.52
  Accumulation units outstanding
  at the end of period                                                        -               403,895             314,250

JNL/S&P Core Index 75 Division109

  Accumulation unit value:
    Beginning of period                                                    $10.09              $8.12               $9.50
    End of period                                                          $10.28              $10.09              $8.12
  Accumulation units outstanding
  at the end of period                                                        -                31,917             23,019

JNL/S&P Managed Conservative Division683

  Accumulation unit value:
    Beginning of period                                                     $9.96               N/A                 N/A
    End of period                                                          $10.31               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     18,437               N/A                 N/A

JNL/S&P Managed Moderate Division690

  Accumulation unit value:
    Beginning of period                                                     $9.87               N/A                 N/A
    End of period                                                          $10.50               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     28,880               N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.72% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
COMPOUNDING DEATH BENEFIT AND PREMIUM CREDIT 3%
MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM CREDIT 3%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division58

  Accumulation unit value:
    Beginning of period                                                    $23.07              $17.33             $19.40
    End of period                                                          $25.32              $23.07             $17.33
  Accumulation units outstanding
  at the end of period                                                      3,497              3,510               3,494

JNL/FMR Capital Growth Division48

  Accumulation unit value:
    Beginning of period                                                    $17.56              $13.17             $16.64
    End of period                                                          $20.37              $17.56             $13.17
  Accumulation units outstanding
  at the end of period                                                      1,450              1,451                 -

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division58

  Accumulation unit value:
    Beginning of period                                                    $16.41              $12.34             $18.12
    End of period                                                          $16.94              $16.41             $12.34
  Accumulation units outstanding
  at the end of period                                                      9,705              9,701               8,426






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division52

  Accumulation unit value:
    Beginning of period                                                    $16.01              $13.08             $16.34
    End of period                                                          $16.74              $16.01             $13.08
  Accumulation units outstanding
  at the end of period                                                      8,890              9,061               7,071

JNL/Eagle SmallCap Equity Division58

  Accumulation unit value:
    Beginning of period                                                    $16.32              $11.86             $15.21
    End of period                                                          $19.06              $16.32             $11.86
  Accumulation units outstanding
  at the end of period                                                      2,693              5,211               2,704

JNL/Select Balanced Division52

  Accumulation unit value:
    Beginning of period                                                    $20.49              $17.15             $18.40
    End of period                                                          $22.33              $20.49             $17.15
  Accumulation units outstanding
  at the end of period                                                     13,421              13,223              6,028

JNL/Putnam Equity Division48

  Accumulation unit value:
    Beginning of period                                                    $17.62              $14.09             $17.44
    End of period                                                          $19.58              $17.62             $14.09
  Accumulation units outstanding
  at the end of period                                                       790                793                  -

JNL/PPM America High Yield Bond Division52

  Accumulation unit value:
    Beginning of period                                                    $15.08              $12.93             $12.73
    End of period                                                          $15.56              $15.08             $12.93
  Accumulation units outstanding
  at the end of period                                                        -                10,397              4,134

JNL/Select Money Market Division52

  Accumulation unit value:
    Beginning of period                                                    $11.97              $12.12             $12.18
    End of period                                                          $11.85              $11.97             $12.12
  Accumulation units outstanding
  at the end of period                                                      3,497              11,792              6,250






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division48

  Accumulation unit value:
    Beginning of period                                                    $17.82              $14.56             $18.60
    End of period                                                          $19.22              $17.82             $14.56
  Accumulation units outstanding
  at the end of period                                                      6,320              6,416               4,480

JNL/Salomon Brothers Strategic Bond Division52

  Accumulation unit value:
    Beginning of period                                                    $17.20              $15.41             $14.27
    End of period                                                          $18.07              $17.20             $15.41
  Accumulation units outstanding
  at the end of period                                                      2,705              7,268               6,363

JNL/Salomon Brothers U.S. Government & Quality Bond Division52

  Accumulation unit value:
    Beginning of period                                                    $14.80              $14.88             $13.77
    End of period                                                          $15.11              $14.80             $14.88
  Accumulation units outstanding
  at the end of period                                                     16,319              23,894             21,709

JNL/T. Rowe Price Established Growth Division48

  Accumulation unit value:
    Beginning of period                                                    $23.15              $18.04             $22.60
    End of period                                                          $25.01              $23.15             $18.04
  Accumulation units outstanding
  at the end of period                                                      7,622              7,293               5,306

JNL/JPMorgan International Equity Division49

  Accumulation unit value:
    Beginning of period                                                    $11.43              $9.05              $11.74
    End of period                                                          $13.07              $11.43              $9.05
  Accumulation units outstanding
  at the end of period                                                      4,050              4,760               3,916

JNL/T. Rowe Price Mid-Cap Growth Division58

  Accumulation unit value:
    Beginning of period                                                    $27.98              $20.54             $24.96
    End of period                                                          $32.46              $27.98             $20.54
  Accumulation units outstanding
  at the end of period                                                     11,245              11,065              1,950






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division63

  Accumulation unit value:
    Beginning of period                                                     $9.30              $7.61              $10.04
    End of period                                                           $9.72              $9.30               $7.61
  Accumulation units outstanding
  at the end of period                                                       385                365                 364

JNL/JPMorgan International Value Division276

  Accumulation unit value:
    Beginning of period                                                     $8.50              $5.70                N/A
    End of period                                                          $10.24              $8.50                N/A
  Accumulation units outstanding
  at the end of period                                                      1,266              1,266                N/A

JNL/PIMCO Total Return Bond Division45

  Accumulation unit value:
    Beginning of period                                                    $13.31              $12.92             $12.32
    End of period                                                          $13.67              $13.31             $12.92
  Accumulation units outstanding
  at the end of period                                                     71,688              75,168             31,172

JNL/Lazard Small Cap Value Division49

  Accumulation unit value:
    Beginning of period                                                    $12.62              $9.25              $12.19
    End of period                                                          $14.32              $12.62              $9.25
  Accumulation units outstanding
  at the end of period                                                     11,301              10,614             14,209

JNL/Lazard Mid Cap Value Division49

  Accumulation unit value:
    Beginning of period                                                    $13.76              $10.86             $13.20
    End of period                                                          $16.87              $13.76             $10.86
  Accumulation units outstanding
  at the end of period                                                     15,742              17,875             17,726

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $12.45               N/A                 N/A
    End of period                                                          $12.80               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     10,961               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division45

  Accumulation unit value:
    Beginning of period                                                     $7.47              $5.89               $7.61
    End of period                                                           $8.18              $7.47               $5.89
  Accumulation units outstanding
  at the end of period                                                     24,272              25,347             25,566

JNL/MCM The DowSM 10 Division57

  Accumulation unit value:
    Beginning of period                                                     $9.36              $7.57               $9.05
    End of period                                                           $9.46              $9.36               $7.57
  Accumulation units outstanding
  at the end of period                                                     31,156              36,496             31,707

JNL/MCM The S&P(R) 10 Division109

  Accumulation unit value:
    Beginning of period                                                     $8.49              $7.26               $9.61
    End of period                                                           $9.82              $8.49               $7.26
  Accumulation units outstanding
  at the end of period                                                     25,396              27,806             12,364

JNL/MCM Global 15 Division109

  Accumulation unit value:
    Beginning of period                                                     $9.22              $7.04               $8.55
    End of period                                                          $11.61              $9.22               $7.04
  Accumulation units outstanding
  at the end of period                                                     26,003              26,260             12,109

JNL/MCM 25 Division109

  Accumulation unit value:
    Beginning of period                                                     $9.85              $7.54               $9.57
    End of period                                                          $11.80              $9.85               $7.54
  Accumulation units outstanding
  at the end of period                                                     25,283              31,278             18,439

JNL/MCM Select Small-Cap Division109

  Accumulation unit value:
    Beginning of period                                                    $11.31              $11.27             $14.98
    End of period                                                          $18.15              $11.31             $11.27
  Accumulation units outstanding
  at the end of period                                                     16,420              18,918             10,269






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division619

  Accumulation unit value:
    Beginning of period                                                     $5.07               N/A                 N/A
    End of period                                                           $5.64               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,899               N/A                 N/A

JNL/MCM Healthcare Sector Division524

  Accumulation unit value:
    Beginning of period                                                    $10.85               N/A                 N/A
    End of period                                                          $10.62               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,077               N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division524

  Accumulation unit value:
    Beginning of period                                                    $13.88               N/A                 N/A
    End of period                                                          $17.14               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,447               N/A                 N/A

JNL/MCM Consumer Brands Sector Division524

  Accumulation unit value:
    Beginning of period                                                    $10.10               N/A                 N/A
    End of period                                                          $10.73               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       716                N/A                 N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division62

  Accumulation unit value:
    Beginning of period                                                     $6.40              $4.88               $6.60
    End of period                                                           $7.47              $6.40               $4.88
  Accumulation units outstanding
  at the end of period                                                       531                543                 475

JNL/FMR Balanced Division52

  Accumulation unit value:
    Beginning of period                                                     $9.34              $8.35               $9.08
    End of period                                                          $10.04              $9.34               $8.35
  Accumulation units outstanding
  at the end of period                                                     24,440              25,024             15,690

JNL/T. Rowe Price Value Division52

  Accumulation unit value:
    Beginning of period                                                    $11.50              $9.01              $10.96
    End of period                                                          $13.02              $11.50              $9.01
  Accumulation units outstanding
  at the end of period                                                     22,093              22,638             13,206

JNL/MCM S&P 500 Index Division48

  Accumulation unit value:
    Beginning of period                                                     $9.63              $7.66              $10.05
    End of period                                                          $10.41              $9.63               $7.66
  Accumulation units outstanding
  at the end of period                                                     22,196              22,230             17,179

JNL/MCM S&P 400 MidCap Index Division53

  Accumulation unit value:
    Beginning of period                                                    $11.20              $8.47              $10.61
    End of period                                                          $12.74              $11.20              $8.47
  Accumulation units outstanding
  at the end of period                                                     18,857              20,063             15,280

JNL/MCM Small Cap Index Division53

  Accumulation unit value:
    Beginning of period                                                    $11.31              $7.89              $10.48
    End of period                                                          $13.06              $11.31              $7.89
  Accumulation units outstanding
  at the end of period                                                      5,881              5,460               2,759






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division57

  Accumulation unit value:
    Beginning of period                                                    $11.47              $8.50               $9.62
    End of period                                                          $13.47              $11.47              $8.50
  Accumulation units outstanding
  at the end of period                                                     15,029              17,770             17,104

JNL/MCM Bond Index Division57

  Accumulation unit value:
    Beginning of period                                                    $10.81              $10.68              $9.98
    End of period                                                          $11.01              $10.81             $10.68
  Accumulation units outstanding
  at the end of period                                                      8,420              7,134               6,123

JNL/Oppenheimer Global Growth Division50

  Accumulation unit value:
    Beginning of period                                                     $9.08              $6.57               $7.21
    End of period                                                          $10.52              $9.08               $6.57
  Accumulation units outstanding
  at the end of period                                                      6,995              2,744                182

JNL/Oppenheimer Growth Division50

  Accumulation unit value:
    Beginning of period                                                     $7.42              $6.41               $7.22
    End of period                                                           $7.60              $7.42               $6.41
  Accumulation units outstanding
  at the end of period                                                      6,471              5,679                71

JNL/AIM Large Cap Growth Division62

  Accumulation unit value:
    Beginning of period                                                    $10.24              $8.01              $10.72
    End of period                                                          $11.07              $10.24              $8.01
  Accumulation units outstanding
  at the end of period                                                      5,957              5,258               4,285

JNL/AIM Small Cap Growth Division62

  Accumulation unit value:
    Beginning of period                                                    $11.24              $8.26              $11.21
    End of period                                                          $11.81              $11.24              $8.26
  Accumulation units outstanding
  at the end of period                                                      3,558              3,555               1,193






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division48

  Accumulation unit value:
    Beginning of period                                                     $9.37              $7.77              $10.11
    End of period                                                           $9.16              $9.37               $7.77
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division44

  Accumulation unit value:
    Beginning of period                                                    $11.45              $9.90              $11.08
    End of period                                                          $12.34              $11.45              $9.90
  Accumulation units outstanding
  at the end of period                                                     134,435            136,003             76,395

JNL/S&P Managed Growth Division47

  Accumulation unit value:
    Beginning of period                                                    $11.54              $9.64              $11.31
    End of period                                                          $12.64              $11.54              $9.64
  Accumulation units outstanding
  at the end of period                                                     106,235             78,898             84,863

JNL/S&P Managed Aggressive Growth Division52

  Accumulation unit value:
    Beginning of period                                                    $11.21              $8.99               $9.95
    End of period                                                          $12.41              $11.21              $8.99
  Accumulation units outstanding
  at the end of period                                                     70,669              24,102              9,010

JNL/S&P Very Aggressive Growth Division I52

  Accumulation unit value:
    Beginning of period                                                    $10.81              $8.43               $8.40
    End of period                                                          $11.04              $10.81              $8.43
  Accumulation units outstanding
  at the end of period                                                        -                5,173               5,173

JNL/S&P Equity Growth Division I39

  Accumulation unit value:
    Beginning of period                                                    $10.10              $7.93              $10.54
    End of period                                                          $10.27              $10.10              $7.93
  Accumulation units outstanding
  at the end of period                                                        -                32,707             25,731

JNL/S&P Equity Aggressive Growth Division I49

  Accumulation unit value:
    Beginning of period                                                    $10.33              $8.09              $10.44
    End of period                                                          $10.53              $10.33              $8.09
  Accumulation units outstanding
  at the end of period                                                        -                 463                 465






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division42

  Accumulation unit value:
    Beginning of period                                                     $9.92              $7.71               $9.91
    End of period                                                          $10.10              $9.92               $7.71
  Accumulation units outstanding
  at the end of period                                                        -                15,409             15,850

JNL/S&P Core Index 100 Division56

  Accumulation unit value:
    Beginning of period                                                    $10.23              $8.52               $9.78
    End of period                                                          $10.39              $10.23              $8.52
  Accumulation units outstanding
  at the end of period                                                        -                28,504             25,486

JNL/S&P Core Index 75 Division75

  Accumulation unit value:
    Beginning of period                                                    $10.09              $8.12              $10.17
    End of period                                                          $10.28              $10.09              $8.12
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.745% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
$1 MILLION PREMIUM ADMINISTRATIVE FEE WAIVER AND GUARANTEED MINIMUM WITHDRAWAL
  BENEFIT AND PREMIUM CREDIT 2%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division342

  Accumulation unit value:
    Beginning of period                                                    $23.02              $20.40               N/A
    End of period                                                          $25.26              $23.02               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 491                 N/A

JNL/FMR Capital Growth Division342

  Accumulation unit value:
    Beginning of period                                                    $17.53              $15.41               N/A
    End of period                                                          $20.32              $17.53               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 647                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division342

  Accumulation unit value:
    Beginning of period                                                    $15.05              $14.07               N/A
    End of period                                                          $15.52              $15.05               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division378

  Accumulation unit value:
    Beginning of period                                                    $27.92              $24.89               N/A
    End of period                                                          $32.38              $27.92               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 396                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division342

  Accumulation unit value:
    Beginning of period                                                    $13.29              $13.47               N/A
    End of period                                                          $13.64              $13.29               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division735

  Accumulation unit value:
    Beginning of period                                                    $16.82               N/A                 N/A
    End of period                                                          $16.84               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       749                N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division342

  Accumulation unit value:
    Beginning of period                                                     $7.47              $6.66                N/A
    End of period                                                           $8.16              $7.47                N/A
  Accumulation units outstanding
  at the end of period                                                        -                1,510                N/A

JNL/MCM The DowSM 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The S&P(R) 10 Division735

  Accumulation unit value:
    Beginning of period                                                     $9.80               N/A                 N/A
    End of period                                                           $9.80               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,285               N/A                 N/A

JNL/MCM Global 15 Division735

  Accumulation unit value:
    Beginning of period                                                    $11.58               N/A                 N/A
    End of period                                                          $11.59               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,088               N/A                 N/A

JNL/MCM 25 Division735

  Accumulation unit value:
    Beginning of period                                                    $11.77               N/A                 N/A
    End of period                                                          $11.78               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,070               N/A                 N/A

JNL/MCM Select Small-Cap Division388

  Accumulation unit value:
    Beginning of period                                                    $16.38              $13.97               N/A
    End of period                                                          $18.13              $16.38               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 707                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division735

  Accumulation unit value:
    Beginning of period                                                     $5.62               N/A                 N/A
    End of period                                                           $5.63               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,240               N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division735

  Accumulation unit value:
    Beginning of period                                                    $17.14               N/A                 N/A
    End of period                                                          $17.11               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       735                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division735

  Accumulation unit value:
    Beginning of period                                                     $4.50               N/A                 N/A
    End of period                                                           $4.48               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,801               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division342

  Accumulation unit value:
    Beginning of period                                                    $11.19              $9.54                N/A
    End of period                                                          $12.73              $11.19               N/A
  Accumulation units outstanding
  at the end of period                                                       990               1,043                N/A

JNL/MCM Small Cap Index Division342

  Accumulation unit value:
    Beginning of period                                                    $11.31              $9.34                N/A
    End of period                                                          $13.05              $11.31               N/A
  Accumulation units outstanding
  at the end of period                                                       963               1,060                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division735

  Accumulation unit value:
    Beginning of period                                                    $13.36               N/A                 N/A
    End of period                                                          $13.46               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       943                N/A                 N/A

JNL/MCM Bond Index Division342

  Accumulation unit value:
    Beginning of period                                                    $10.80              $10.98               N/A
    End of period                                                          $11.00              $10.80               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division342

  Accumulation unit value:
    Beginning of period                                                    $11.44              $10.70               N/A
    End of period                                                          $12.32              $11.44               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 941                 N/A

JNL/S&P Managed Growth Division342

  Accumulation unit value:
    Beginning of period                                                    $11.52              $10.54               N/A
    End of period                                                          $12.61              $11.52               N/A
  Accumulation units outstanding
  at the end of period                                                        -                1,877                N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.75% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
20% ADDITIONAL FREE WITHDRAWAL AND FIVE YEAR WITHDRAWAL CHARGE PERIOD
4% ROLL-UP DEATH BENEFIT AND FIVE YEAR WITHDRAWAL CHARGE PERIOD
COMBINED DEATH BENEFIT AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT
20% ADDITIONAL FREE WITHDRAWAL AND EARNINGSMAX
$1 MILLION PREMIUM ADMINISTRATIVE FEE WAIVER AND 20% ADDITIONAL FREE WITHDRAWAL
  AND COMPOUNDING DEATH BENEFIT AND FIVE YEAR WITHDRAWAL CHARGE PERIOD
20% ADDITIONAL FREE WITHDRAWAL AND 4% ROLL-UP DEATH BENEFIT
GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND HIGHEST ANNIVERSARY VALUE DEATH
  BENEFIT
4% ROLL-UP DEATH BENEFIT AND EARNINGSMAX
EARNINGSMAX AND FIVE YEAR WITHDRAWAL CHARGE PERIOD
20% ADDITIONAL FREE WITHDRAWAL AND FIVE YEAR WITHDRAWAL CHARGE PERIOD GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH
GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH AND HIGHEST ANNIVERSARY VALUE
  DEATH BENEFIT
GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT
  RELAUNCH

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division80

  Accumulation unit value:
    Beginning of period                                                    $23.01              $17.29             $23.71
    End of period                                                          $25.25              $23.01             $17.29
  Accumulation units outstanding
  at the end of period                                                     15,471              2,460               1,229

JNL/FMR Capital Growth Division80

  Accumulation unit value:
    Beginning of period                                                    $17.52              $13.14             $17.15
    End of period                                                          $20.31              $17.52             $13.14
  Accumulation units outstanding
  at the end of period                                                      9,430              9,247               1,659

JNL/Select Global Growth Division679

  Accumulation unit value:
    Beginning of period                                                    $20.21               N/A                 N/A
    End of period                                                          $22.44               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       262                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alger Growth Division106

  Accumulation unit value:
    Beginning of period                                                    $16.39              $12.32             $16.93
    End of period                                                          $16.91              $16.39             $12.32
  Accumulation units outstanding
  at the end of period                                                     25,045              14,011               522

JNL/Eagle Core Equity Division106

  Accumulation unit value:
    Beginning of period                                                    $16.04              $13.12             $16.24
    End of period                                                          $16.76              $16.04             $13.12
  Accumulation units outstanding
  at the end of period                                                     40,577              27,990               20

JNL/Eagle SmallCap Equity Division85

  Accumulation unit value:
    Beginning of period                                                    $16.29              $11.84             $16.72
    End of period                                                          $19.01              $16.29             $11.84
  Accumulation units outstanding
  at the end of period                                                     20,933              5,757               6,034

JNL/Select Balanced Division80

  Accumulation unit value:
    Beginning of period                                                    $20.44              $17.11             $18.28
    End of period                                                          $22.26              $20.44             $17.11
  Accumulation units outstanding
  at the end of period                                                     95,458              31,047              2,071

JNL/Putnam Equity Division299

  Accumulation unit value:
    Beginning of period                                                    $17.66              $13.55               N/A
    End of period                                                          $19.62              $17.66               N/A
  Accumulation units outstanding
  at the end of period                                                      7,467              4,713                N/A

JNL/PPM America High Yield Bond Division47

  Accumulation unit value:
    Beginning of period                                                    $15.04              $12.90             $12.82
    End of period                                                          $15.51              $15.04             $12.90
  Accumulation units outstanding
  at the end of period                                                        -                62,992             20,347






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Money Market Division81

  Accumulation unit value:
    Beginning of period                                                    $11.93              $12.08             $12.15
    End of period                                                          $11.81              $11.93             $12.08
  Accumulation units outstanding
  at the end of period                                                     208,610             21,539              6,963

JNL/Putnam Value Equity Division61

  Accumulation unit value:
    Beginning of period                                                    $17.77              $14.52             $17.78
    End of period                                                          $19.17              $17.77             $14.52
  Accumulation units outstanding
  at the end of period                                                     23,747              17,136              3,200

JNL/Salomon Brothers Strategic Bond Division80

  Accumulation unit value:
    Beginning of period                                                    $17.14              $15.37             $14.61
    End of period                                                          $18.01              $17.14             $15.37
  Accumulation units outstanding
  at the end of period                                                     66,954              28,750               495

JNL/Salomon Brothers U.S. Government & Quality Bond Division47

  Accumulation unit value:
    Beginning of period                                                    $14.76              $14.85             $13.74
    End of period                                                          $15.07              $14.76             $14.85
  Accumulation units outstanding
  at the end of period                                                     89,442             121,086             83,419

JNL/T. Rowe Price Established Growth Division74

  Accumulation unit value:
    Beginning of period                                                    $23.09              $18.00             $23.43
    End of period                                                          $24.93              $23.09             $18.00
  Accumulation units outstanding
  at the end of period                                                     65,998              26,975               705

JNL/JPMorgan International Equity Division85

  Accumulation unit value:
    Beginning of period                                                    $11.40              $9.03              $11.67
    End of period                                                          $13.04              $11.40              $9.03
  Accumulation units outstanding
  at the end of period                                                     36,743              19,124              1,473






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/T. Rowe Price Mid-Cap Growth Division74

  Accumulation unit value:
    Beginning of period                                                    $27.91              $20.49             $26.41
    End of period                                                          $32.37              $27.91             $20.49
  Accumulation units outstanding
  at the end of period                                                     38,384              15,466               192

JNL/Alliance Capital Growth Division85

  Accumulation unit value:
    Beginning of period                                                     $9.28              $7.60              $10.52
    End of period                                                           $9.70              $9.28               $7.60
  Accumulation units outstanding
  at the end of period                                                     11,202              13,281              6,075

JNL/JPMorgan International Value Division253

  Accumulation unit value:
    Beginning of period                                                     $8.50              $6.39                N/A
    End of period                                                          $10.23              $8.50                N/A
  Accumulation units outstanding
  at the end of period                                                     72,948              22,314               N/A

JNL/PIMCO Total Return Bond Division47

  Accumulation unit value:
    Beginning of period                                                    $13.29              $12.90             $12.27
    End of period                                                          $13.64              $13.29             $12.90
  Accumulation units outstanding
  at the end of period                                                     330,688            185,300             31,909

JNL/Lazard Small Cap Value Division80

  Accumulation unit value:
    Beginning of period                                                    $12.60              $9.24              $12.06
    End of period                                                          $14.29              $12.60              $9.24
  Accumulation units outstanding
  at the end of period                                                     88,872              64,746              4,543

JNL/Lazard Mid Cap Value Division61

  Accumulation unit value:
    Beginning of period                                                    $13.74              $10.85             $13.04
    End of period                                                          $16.84              $13.74             $10.85
  Accumulation units outstanding
  at the end of period                                                     80,168              55,363              1,530






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $12.42               N/A                 N/A
    End of period                                                          $12.77               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     141,640              N/A                 N/A

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division126

  Accumulation unit value:
    Beginning of period                                                     $7.46              $5.88               $7.25
    End of period                                                           $8.16              $7.46               $5.88
  Accumulation units outstanding
  at the end of period                                                     52,090              36,614             12,974

JNL/MCM The DowSM 10 Division61

  Accumulation unit value:
    Beginning of period                                                     $9.35              $7.56               $8.96
    End of period                                                           $9.45              $9.35               $7.56
  Accumulation units outstanding
  at the end of period                                                     597,044            289,618             20,325

JNL/MCM The S&P(R) 10 Division127

  Accumulation unit value:
    Beginning of period                                                     $8.48              $7.25               $9.66
    End of period                                                           $9.80              $8.48               $7.25
  Accumulation units outstanding
  at the end of period                                                     582,190            289,939             13,236

JNL/MCM Global 15 Division128

  Accumulation unit value:
    Beginning of period                                                     $9.21              $7.04               $8.55
    End of period                                                          $11.59              $9.21               $7.04
  Accumulation units outstanding
  at the end of period                                                     500,886            227,874              2,532

JNL/MCM 25 Division127

  Accumulation unit value:
    Beginning of period                                                     $9.84              $7.54               $9.28
    End of period                                                          $11.78              $9.84               $7.54
  Accumulation units outstanding
  at the end of period                                                     523,598            262,848             17,971






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Select Small-Cap Division127

  Accumulation unit value:
    Beginning of period                                                    $16.38              $11.26             $13.84
    End of period                                                          $18.12              $16.38             $11.26
  Accumulation units outstanding
  at the end of period                                                     291,132            141,282              4,243

JNL/MCM Technology Sector Division521

  Accumulation unit value:
    Beginning of period                                                     $5.64               N/A                 N/A
    End of period                                                           $5.63               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     17,079               N/A                 N/A

JNL/MCM Healthcare Sector Division490

  Accumulation unit value:
    Beginning of period                                                    $10.60               N/A                 N/A
    End of period                                                          $10.60               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     19,277               N/A                 N/A

JNL/MCM Financial Sector Division517

  Accumulation unit value:
    Beginning of period                                                    $11.34               N/A                 N/A
    End of period                                                          $11.93               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,497               N/A                 N/A

JNL/MCM Oil & Gas Sector Division572

  Accumulation unit value:
    Beginning of period                                                    $14.38               N/A                 N/A
    End of period                                                          $17.11               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     10,840               N/A                 N/A

JNL/MCM Consumer Brands Sector Division476

  Accumulation unit value:
    Beginning of period                                                     $9.90              $9.53                N/A
    End of period                                                          $10.71              $9.90                N/A
  Accumulation units outstanding
  at the end of period                                                      3,596              1,660                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division516

  Accumulation unit value:
    Beginning of period                                                     $4.22               N/A                 N/A
    End of period                                                           $4.48               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,322               N/A                 N/A

JNL/Putnam Midcap Growth Division169

  Accumulation unit value:
    Beginning of period                                                     $6.26              $4.88               $5.10
    End of period                                                           $7.30              $6.26               $4.88
  Accumulation units outstanding
  at the end of period                                                     38,539              12,331               442

JNL/FMR Balanced Division106

  Accumulation unit value:
    Beginning of period                                                     $9.33              $8.35               $9.07
    End of period                                                          $10.03              $9.33               $8.35
  Accumulation units outstanding
  at the end of period                                                     95,098              75,288              7,283

JNL/T. Rowe Price Value Division74

  Accumulation unit value:
    Beginning of period                                                    $11.49              $9.00              $11.56
    End of period                                                          $13.01              $11.49              $9.00
  Accumulation units outstanding
  at the end of period                                                     179,030             95,207             15,346

JNL/MCM S&P 500 Index Division80

  Accumulation unit value:
    Beginning of period                                                     $9.62              $7.66              $10.05
    End of period                                                          $10.40              $9.62               $7.66
  Accumulation units outstanding
  at the end of period                                                     399,802            182,513             29,162

JNL/MCM S&P 400 MidCap Index Division80

  Accumulation unit value:
    Beginning of period                                                    $11.19              $8.46              $10.67
    End of period                                                          $12.73              $11.19              $8.46
  Accumulation units outstanding
  at the end of period                                                     181,373             69,773              7,603






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Small Cap Index Division144

  Accumulation unit value:
    Beginning of period                                                    $11.31              $7.89               $9.29
    End of period                                                          $13.05              $11.31              $7.89
  Accumulation units outstanding
  at the end of period                                                     161,477             51,633              7,372

JNL/MCM International Index Division127

  Accumulation unit value:
    Beginning of period                                                    $11.46              $8.50              $10.54
    End of period                                                          $13.46              $11.46              $8.50
  Accumulation units outstanding
  at the end of period                                                     154,945             51,227              5,612

JNL/MCM Bond Index Division47

  Accumulation unit value:
    Beginning of period                                                    $10.80              $10.67              $9.98
    End of period                                                          $11.00              $10.80             $10.67
  Accumulation units outstanding
  at the end of period                                                     136,053             62,150             34,856

JNL/Oppenheimer Global Growth Division85

  Accumulation unit value:
    Beginning of period                                                     $9.66              $6.99               $9.27
    End of period                                                          $11.19              $9.66               $6.99
  Accumulation units outstanding
  at the end of period                                                     73,874              26,640              1,933

JNL/Oppenheimer Growth Division167

  Accumulation unit value:
    Beginning of period                                                     $7.90              $6.83               $7.29
    End of period                                                           $8.09              $7.90               $6.83
  Accumulation units outstanding
  at the end of period                                                     52,968              5,268                935

JNL/AIM Large Cap Growth Division61

  Accumulation unit value:
    Beginning of period                                                    $10.23              $8.01              $10.30
    End of period                                                          $11.06              $10.23              $8.01
  Accumulation units outstanding
  at the end of period                                                     90,684              33,313              1,958






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Small Cap Growth Division126

  Accumulation unit value:
    Beginning of period                                                    $11.24              $8.26              $10.42
    End of period                                                          $11.80              $11.24              $8.26
  Accumulation units outstanding
  at the end of period                                                     57,354              30,834                -

JNL/AIM Premier Equity II Division169

  Accumulation unit value:
    Beginning of period                                                     $9.36              $7.77               $8.08
    End of period                                                           $9.15              $9.36               $7.77
  Accumulation units outstanding
  at the end of period                                                        -                7,336                840

JNL/Select Value Division326

  Accumulation unit value:
    Beginning of period                                                    $14.47              $11.58               N/A
    End of period                                                          $16.32              $14.47               N/A
  Accumulation units outstanding
  at the end of period                                                     40,228              18,679               N/A

JNL/MCM Nasdaq 15 Division679

  Accumulation unit value:
    Beginning of period                                                     $9.84               N/A                 N/A
    End of period                                                          $10.82               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,025               N/A                 N/A

JNL/MCM Value Line 25 Division697

  Accumulation unit value:
    Beginning of period                                                    $10.31               N/A                 N/A
    End of period                                                          $11.42               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     31,594               N/A                 N/A

JNL/MCM VIP Division696

  Accumulation unit value:
    Beginning of period                                                    $10.14               N/A                 N/A
    End of period                                                          $11.07               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     11,895               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM JNL 5 Division691

  Accumulation unit value:
    Beginning of period                                                     $9.73               N/A                 N/A
    End of period                                                          $10.90               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     61,929               N/A                 N/A

JNL/S&P Managed Moderate Growth Division89

  Accumulation unit value:
    Beginning of period                                                    $11.43              $9.88              $10.97
    End of period                                                          $12.31              $11.43              $9.88
  Accumulation units outstanding
  at the end of period                                                     535,125            448,436             53,886

JNL/S&P Managed Growth Division74

  Accumulation unit value:
    Beginning of period                                                    $11.52              $9.63              $11.30
    End of period                                                          $12.61              $11.52              $9.63
  Accumulation units outstanding
  at the end of period                                                    1,136,452           609,510             17,153

JNL/S&P Managed Aggressive Growth Division146

  Accumulation unit value:
    Beginning of period                                                    $11.19              $8.98               $9.60
    End of period                                                          $12.38              $11.19              $8.98
  Accumulation units outstanding
  at the end of period                                                     700,931             73,571              2,486

JNL/S&P Very Aggressive Growth Division I361

  Accumulation unit value:
    Beginning of period                                                    $10.80              $9.51                N/A
    End of period                                                          $11.02              $10.80               N/A
  Accumulation units outstanding
  at the end of period                                                        -                4,933                N/A

JNL/S&P Equity Growth Division I74

  Accumulation unit value:
    Beginning of period                                                    $10.08              $7.92              $10.49
    End of period                                                          $10.25              $10.08              $7.92
  Accumulation units outstanding
  at the end of period                                                        -               172,405              3,516






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Equity Aggressive Growth Division I315

  Accumulation unit value:
    Beginning of period                                                    $10.31              $8.26                N/A
    End of period                                                          $10.51              $10.31               N/A
  Accumulation units outstanding
  at the end of period                                                        -                22,551               N/A

JNL/S&P Core Index 50 Division395

  Accumulation unit value:
    Beginning of period                                                     $9.92              $8.94                N/A
    End of period                                                          $10.09              $9.92                N/A
  Accumulation units outstanding
  at the end of period                                                        -                20,272               N/A

JNL/S&P Core Index 100 Division74

  Accumulation unit value:
    Beginning of period                                                    $10.22              $8.52              $10.06
    End of period                                                          $10.39              $10.22              $8.52
  Accumulation units outstanding
  at the end of period                                                        -                22,209               745

JNL/S&P Core Index 75 Division74

  Accumulation unit value:
    Beginning of period                                                    $10.08              $8.11              $10.08
    End of period                                                          $10.27              $10.08              $8.11
  Accumulation units outstanding
  at the end of period                                                        -                60,981               744

JNL/S&P Managed Conservative Division694

  Accumulation unit value:
    Beginning of period                                                    $10.04               N/A                 N/A
    End of period                                                          $10.31               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Managed Moderate Division694

  Accumulation unit value:
    Beginning of period                                                    $10.03               N/A                 N/A
    End of period                                                          $10.50               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,331               N/A                 N/A

ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.76% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
PREMIUM CREDIT 4%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division694

  Accumulation unit value:
    Beginning of period                                                    $23.34               N/A                 N/A
    End of period                                                          $25.22               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,932               N/A                 N/A

JNL/FMR Capital Growth Division631

  Accumulation unit value:
    Beginning of period                                                    $16.93               N/A                 N/A
    End of period                                                          $20.29               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       460                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division694

  Accumulation unit value:
    Beginning of period                                                    $15.45               N/A                 N/A
    End of period                                                          $16.68               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,838               N/A                 N/A

JNL/Eagle SmallCap Equity Division682

  Accumulation unit value:
    Beginning of period                                                    $16.34               N/A                 N/A
    End of period                                                          $19.00               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,645               N/A                 N/A

JNL/Select Balanced Division618

  Accumulation unit value:
    Beginning of period                                                    $20.64               N/A                 N/A
    End of period                                                          $22.24               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       725                N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division618

  Accumulation unit value:
    Beginning of period                                                    $15.09               N/A                 N/A
    End of period                                                          $15.50               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Select Money Market Division704

  Accumulation unit value:
    Beginning of period                                                    $11.82               N/A                 N/A
    End of period                                                          $11.82               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     12,734               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division618

  Accumulation unit value:
    Beginning of period                                                    $17.10               N/A                 N/A
    End of period                                                          $17.99               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,530               N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division618

  Accumulation unit value:
    Beginning of period                                                    $14.66               N/A                 N/A
    End of period                                                          $15.05               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,113               N/A                 N/A

JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Equity Division635

  Accumulation unit value:
    Beginning of period                                                    $10.89               N/A                 N/A
    End of period                                                          $13.02               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division618

  Accumulation unit value:
    Beginning of period                                                    $13.26               N/A                 N/A
    End of period                                                          $13.63               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     15,016               N/A                 N/A

JNL/Lazard Small Cap Value Division635

  Accumulation unit value:
    Beginning of period                                                    $11.94               N/A                 N/A
    End of period                                                          $14.28               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,738               N/A                 N/A

JNL/Lazard Mid Cap Value Division635

  Accumulation unit value:
    Beginning of period                                                    $13.94               N/A                 N/A
    End of period                                                          $16.82               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,006               N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $12.42               N/A                 N/A
    End of period                                                          $12.77               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      8,672               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division618

  Accumulation unit value:
    Beginning of period                                                     $8.77               N/A                 N/A
    End of period                                                           $9.44               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     57,365               N/A                 N/A

JNL/MCM The S&P(R) 10 Division618

  Accumulation unit value:
    Beginning of period                                                     $8.39               N/A                 N/A
    End of period                                                           $9.80               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     62,710               N/A                 N/A

JNL/MCM Global 15 Division618

  Accumulation unit value:
    Beginning of period                                                     $9.50               N/A                 N/A
    End of period                                                          $11.58               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     52,508               N/A                 N/A

JNL/MCM 25 Division618

  Accumulation unit value:
    Beginning of period                                                    $10.43               N/A                 N/A
    End of period                                                          $11.77               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     50,794               N/A                 N/A

JNL/MCM Select Small-Cap Division618

  Accumulation unit value:
    Beginning of period                                                    $15.62               N/A                 N/A
    End of period                                                          $18.11               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     33,197               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division682

  Accumulation unit value:
    Beginning of period                                                     $9.78               N/A                 N/A
    End of period                                                          $10.59               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,890               N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division663

  Accumulation unit value:
    Beginning of period                                                    $15.70               N/A                 N/A
    End of period                                                          $17.10               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       543                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Value Division694

  Accumulation unit value:
    Beginning of period                                                    $11.95               N/A                 N/A
    End of period                                                          $13.00               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,773               N/A                 N/A

JNL/MCM S&P 500 Index Division618

  Accumulation unit value:
    Beginning of period                                                     $9.57               N/A                 N/A
    End of period                                                          $10.40               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     13,712               N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division618

  Accumulation unit value:
    Beginning of period                                                    $11.28               N/A                 N/A
    End of period                                                          $12.73               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     14,864               N/A                 N/A

JNL/MCM Small Cap Index Division618

  Accumulation unit value:
    Beginning of period                                                    $11.28               N/A                 N/A
    End of period                                                          $13.04               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     11,332               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division618

  Accumulation unit value:
    Beginning of period                                                    $11.76               N/A                 N/A
    End of period                                                          $13.45               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     11,112               N/A                 N/A

JNL/MCM Bond Index Division618

  Accumulation unit value:
    Beginning of period                                                    $10.76               N/A                 N/A
    End of period                                                          $11.00               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     14,405               N/A                 N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Small Cap Growth Division635

  Accumulation unit value:
    Beginning of period                                                     $9.73               N/A                 N/A
    End of period                                                          $11.79               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 15 Division734

  Accumulation unit value:
    Beginning of period                                                    $10.87               N/A                 N/A
    End of period                                                          $10.82               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       130                N/A                 N/A

JNL/MCM Value Line 25 Division693

  Accumulation unit value:
    Beginning of period                                                    $10.08               N/A                 N/A
    End of period                                                          $11.42               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,597               N/A                 N/A

JNL/MCM VIP Division693

  Accumulation unit value:
    Beginning of period                                                    $10.09               N/A                 N/A
    End of period                                                          $11.07               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       137                N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division650

  Accumulation unit value:
    Beginning of period                                                    $11.40               N/A                 N/A
    End of period                                                          $12.60               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,584               N/A                 N/A

JNL/S&P Managed Aggressive Growth Division696

  Accumulation unit value:
    Beginning of period                                                    $11.45               N/A                 N/A
    End of period                                                          $12.37               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division650

  Accumulation unit value:
    Beginning of period                                                    $10.17               N/A                 N/A
    End of period                                                          $10.38               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division726

  Accumulation unit value:
    Beginning of period                                                    $10.29               N/A                 N/A
    End of period                                                          $10.31               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       739                N/A                 N/A

JNL/S&P Managed Moderate Division726

  Accumulation unit value:
    Beginning of period                                                    $10.44               N/A                 N/A
    End of period                                                          $10.50               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       650                N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.795% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM CREDIT 2%
COMBINED DEATH BENEFIT AND PREMIUM CREDIT 2%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division335

  Accumulation unit value:
    Beginning of period                                                    $22.92              $19.48               N/A
    End of period                                                          $25.14              $22.92               N/A
  Accumulation units outstanding
  at the end of period                                                      6,202              4,904                N/A

JNL/FMR Capital Growth Division302

  Accumulation unit value:
    Beginning of period                                                    $17.45              $13.32               N/A
    End of period                                                          $20.22              $17.45               N/A
  Accumulation units outstanding
  at the end of period                                                      3,066              3,058                N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division229

  Accumulation unit value:
    Beginning of period                                                    $16.31              $12.28             $12.82
    End of period                                                          $16.83              $16.31             $12.28
  Accumulation units outstanding
  at the end of period                                                     14,975              17,372               465






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division201

  Accumulation unit value:
    Beginning of period                                                    $15.93              $13.02             $12.03
    End of period                                                          $16.63              $15.93             $13.02
  Accumulation units outstanding
  at the end of period                                                      7,448              9,894                301

JNL/Eagle SmallCap Equity Division302

  Accumulation unit value:
    Beginning of period                                                    $16.23              $11.11               N/A
    End of period                                                          $18.94              $16.23               N/A
  Accumulation units outstanding
  at the end of period                                                     10,686              11,227               N/A

JNL/Select Balanced Division245

  Accumulation unit value:
    Beginning of period                                                    $20.36              $17.05             $17.12
    End of period                                                          $22.17              $20.36             $17.05
  Accumulation units outstanding
  at the end of period                                                     29,211              19,046              1,620

JNL/Putnam Equity Division335

  Accumulation unit value:
    Beginning of period                                                    $17.51              $15.02               N/A
    End of period                                                          $19.44              $17.51               N/A
  Accumulation units outstanding
  at the end of period                                                       778               2,433                N/A

JNL/PPM America High Yield Bond Division206

  Accumulation unit value:
    Beginning of period                                                    $14.98              $12.85             $12.04
    End of period                                                          $15.45              $14.98             $12.85
  Accumulation units outstanding
  at the end of period                                                        -                36,164               432

JNL/Select Money Market Division201

  Accumulation unit value:
    Beginning of period                                                    $11.90              $12.06             $12.08
    End of period                                                          $11.78              $11.90             $12.06
  Accumulation units outstanding
  at the end of period                                                      9,142              8,941               7,473






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division313

  Accumulation unit value:
    Beginning of period                                                    $17.70              $14.56               N/A
    End of period                                                          $19.09              $17.70               N/A
  Accumulation units outstanding
  at the end of period                                                      4,375              3,523                N/A

JNL/Salomon Brothers Strategic Bond Division305

  Accumulation unit value:
    Beginning of period                                                    $17.08              $15.97               N/A
    End of period                                                          $17.93              $17.08               N/A
  Accumulation units outstanding
  at the end of period                                                     17,242              18,875               N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division245

  Accumulation unit value:
    Beginning of period                                                    $14.71              $14.80             $14.68
    End of period                                                          $15.00              $14.71             $14.80
  Accumulation units outstanding
  at the end of period                                                     18,565              23,546              1,945

JNL/T. Rowe Price Established Growth Division295

  Accumulation unit value:
    Beginning of period                                                    $23.00              $17.99               N/A
    End of period                                                          $24.83              $23.00               N/A
  Accumulation units outstanding
  at the end of period                                                     25,786              18,363               N/A

JNL/JPMorgan International Equity Division206

  Accumulation unit value:
    Beginning of period                                                    $11.36              $9.00               $8.55
    End of period                                                          $12.98              $11.36              $9.00
  Accumulation units outstanding
  at the end of period                                                      1,893              7,124               1,257

JNL/T. Rowe Price Mid-Cap Growth Division201

  Accumulation unit value:
    Beginning of period                                                    $27.80              $20.42             $17.85
    End of period                                                          $32.23              $27.80             $20.42
  Accumulation units outstanding
  at the end of period                                                     15,084              10,758               701






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division302

  Accumulation unit value:
    Beginning of period                                                     $9.26              $7.77                N/A
    End of period                                                           $9.67              $9.26                N/A
  Accumulation units outstanding
  at the end of period                                                      8,725              13,393               N/A

JNL/JPMorgan International Value Division303

  Accumulation unit value:
    Beginning of period                                                     $8.46              $5.94                N/A
    End of period                                                          $10.19              $8.46                N/A
  Accumulation units outstanding
  at the end of period                                                     14,514              5,865                N/A

JNL/PIMCO Total Return Bond Division201

  Accumulation unit value:
    Beginning of period                                                    $13.25              $12.88             $12.61
    End of period                                                          $13.60              $13.25             $12.88
  Accumulation units outstanding
  at the end of period                                                     56,607              74,816               904

JNL/Lazard Small Cap Value Division206

  Accumulation unit value:
    Beginning of period                                                    $12.57              $9.22               $8.43
    End of period                                                          $14.24              $12.57              $9.22
  Accumulation units outstanding
  at the end of period                                                     15,420              10,754              1,043

JNL/Lazard Mid Cap Value Division201

  Accumulation unit value:
    Beginning of period                                                    $13.70              $10.82              $9.74
    End of period                                                          $16.78              $13.70             $10.82
  Accumulation units outstanding
  at the end of period                                                     13,424              8,604               1,121

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $12.39               N/A                 N/A
    End of period                                                          $12.73               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     42,120               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division201

  Accumulation unit value:
    Beginning of period                                                     $7.45              $5.87               $5.34
    End of period                                                           $8.14              $7.45               $5.88
  Accumulation units outstanding
  at the end of period                                                     26,441              17,802              1,692

JNL/MCM The DowSM 10 Division299

  Accumulation unit value:
    Beginning of period                                                     $9.33              $6.66                N/A
    End of period                                                           $9.42              $9.33                N/A
  Accumulation units outstanding
  at the end of period                                                     115,230             81,488               N/A

JNL/MCM The S&P(R) 10 Division201

  Accumulation unit value:
    Beginning of period                                                     $8.46              $7.24               $7.61
    End of period                                                           $9.78              $8.46               $7.24
  Accumulation units outstanding
  at the end of period                                                     103,380             81,020               416

JNL/MCM Global 15 Division303

  Accumulation unit value:
    Beginning of period                                                     $9.19              $6.38                N/A
    End of period                                                          $11.56              $9.19                N/A
  Accumulation units outstanding
  at the end of period                                                     85,749              61,832               N/A

JNL/MCM 25 Division206

  Accumulation unit value:
    Beginning of period                                                     $9.82              $7.52               $7.07
    End of period                                                          $11.75              $9.82               $7.52
  Accumulation units outstanding
  at the end of period                                                     85,407              65,590               736

JNL/MCM Select Small-Cap Division299

  Accumulation unit value:
    Beginning of period                                                    $16.35              $11.13               N/A
    End of period                                                          $18.08              $16.35               N/A
  Accumulation units outstanding
  at the end of period                                                     59,892              45,226               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division477

  Accumulation unit value:
    Beginning of period                                                     $5.66              $5.43                N/A
    End of period                                                           $5.62              $5.66                N/A
  Accumulation units outstanding
  at the end of period                                                      4,406               511                 N/A

JNL/MCM Healthcare Sector Division477

  Accumulation unit value:
    Beginning of period                                                    $10.41              $10.14               N/A
    End of period                                                          $10.57              $10.41               N/A
  Accumulation units outstanding
  at the end of period                                                      2,801               274                 N/A

JNL/MCM Financial Sector Division477

  Accumulation unit value:
    Beginning of period                                                    $10.67              $10.35               N/A
    End of period                                                          $11.90              $10.67               N/A
  Accumulation units outstanding
  at the end of period                                                      2,827               268                 N/A

JNL/MCM Oil & Gas Sector Division561

  Accumulation unit value:
    Beginning of period                                                    $14.07               N/A                 N/A
    End of period                                                          $17.07               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       308                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division519

  Accumulation unit value:
    Beginning of period                                                     $4.23               N/A                 N/A
    End of period                                                           $4.47               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       749                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division309

  Accumulation unit value:
    Beginning of period                                                     $6.39              $4.91                N/A
    End of period                                                           $7.44              $6.39                N/A
  Accumulation units outstanding
  at the end of period                                                     14,982              15,294               N/A

JNL/FMR Balanced Division201

  Accumulation unit value:
    Beginning of period                                                     $9.31              $8.34               $8.11
    End of period                                                          $10.01              $9.31               $8.34
  Accumulation units outstanding
  at the end of period                                                     21,050              20,412               390

JNL/T. Rowe Price Value Division229

  Accumulation unit value:
    Beginning of period                                                    $11.47              $8.99               $8.93
    End of period                                                          $12.98              $11.47              $8.99
  Accumulation units outstanding
  at the end of period                                                     44,069              33,053              1,113

JNL/MCM S&P 500 Index Division299

  Accumulation unit value:
    Beginning of period                                                     $9.61              $7.47                N/A
    End of period                                                          $10.39              $9.61                N/A
  Accumulation units outstanding
  at the end of period                                                     56,145              53,194               N/A

JNL/MCM S&P 400 MidCap Index Division299

  Accumulation unit value:
    Beginning of period                                                    $11.18              $8.10                N/A
    End of period                                                          $12.71              $11.18               N/A
  Accumulation units outstanding
  at the end of period                                                     28,909              20,800               N/A

JNL/MCM Small Cap Index Division201

  Accumulation unit value:
    Beginning of period                                                    $11.30              $7.88               $7.22
    End of period                                                          $13.03              $11.30              $7.88
  Accumulation units outstanding
  at the end of period                                                     24,967              16,280               226






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division218

  Accumulation unit value:
    Beginning of period                                                    $11.45              $8.49               $8.43
    End of period                                                          $13.44              $11.45              $8.49
  Accumulation units outstanding
  at the end of period                                                     18,970              9,146                61

JNL/MCM Bond Index Division305

  Accumulation unit value:
    Beginning of period                                                    $10.79              $10.73               N/A
    End of period                                                          $10.99              $10.79               N/A
  Accumulation units outstanding
  at the end of period                                                      2,529               921                 N/A

JNL/Oppenheimer Global Growth Division309

  Accumulation unit value:
    Beginning of period                                                     $9.65              $6.68                N/A
    End of period                                                          $11.17              $9.65                N/A
  Accumulation units outstanding
  at the end of period                                                     37,346              13,183               N/A

JNL/Oppenheimer Growth Division326

  Accumulation unit value:
    Beginning of period                                                     $7.90              $7.19                N/A
    End of period                                                           $8.09              $7.90                N/A
  Accumulation units outstanding
  at the end of period                                                     16,670              10,424               N/A

JNL/AIM Large Cap Growth Division295

  Accumulation unit value:
    Beginning of period                                                    $10.22              $8.22                N/A
    End of period                                                          $11.05              $10.22               N/A
  Accumulation units outstanding
  at the end of period                                                     11,209              12,330               N/A

JNL/AIM Small Cap Growth Division201

  Accumulation unit value:
    Beginning of period                                                    $11.22              $8.26               $7.48
    End of period                                                          $11.78              $11.22              $8.26
  Accumulation units outstanding
  at the end of period                                                     18,879              21,831              1,345






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division359

  Accumulation unit value:
    Beginning of period                                                     $9.36              $8.31                N/A
    End of period                                                           $9.14              $9.36                N/A
  Accumulation units outstanding
  at the end of period                                                        -                 461                 N/A

JNL/Select Value Division317

  Accumulation unit value:
    Beginning of period                                                    $14.46              $11.18               N/A
    End of period                                                          $16.30              $14.46               N/A
  Accumulation units outstanding
  at the end of period                                                     10,841              4,316                N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division723

  Accumulation unit value:
    Beginning of period                                                    $11.13               N/A                 N/A
    End of period                                                          $11.42               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,498               N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division687

  Accumulation unit value:
    Beginning of period                                                     $9.68               N/A                 N/A
    End of period                                                          $10.90               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,613               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division171

  Accumulation unit value:
    Beginning of period                                                    $11.41              $9.86               $9.89
    End of period                                                          $12.27              $11.41              $9.86
  Accumulation units outstanding
  at the end of period                                                     119,978            117,753             15,052

JNL/S&P Managed Growth Division202

  Accumulation unit value:
    Beginning of period                                                    $11.49              $9.61               $8.85
    End of period                                                          $12.57              $11.49              $9.61
  Accumulation units outstanding
  at the end of period                                                     141,102            113,034              6,265

JNL/S&P Managed Aggressive Growth Division223

  Accumulation unit value:
    Beginning of period                                                    $11.16              $8.96               $8.98
    End of period                                                          $12.35              $11.16              $8.96
  Accumulation units outstanding
  at the end of period                                                     88,597              22,785               716

JNL/S&P Very Aggressive Growth Division I218

  Accumulation unit value:
    Beginning of period                                                    $10.77              $8.40               $8.55
    End of period                                                          $10.99              $10.77              $8.40
  Accumulation units outstanding
  at the end of period                                                        -                1,625                 -

JNL/S&P Equity Growth Division I295

  Accumulation unit value:
    Beginning of period                                                    $10.06              $7.71                N/A
    End of period                                                          $10.22              $10.06               N/A
  Accumulation units outstanding
  at the end of period                                                        -                44,862               N/A

JNL/S&P Equity Aggressive Growth Division I308

  Accumulation unit value:
    Beginning of period                                                    $10.28              $7.98                N/A
    End of period                                                          $10.48              $10.28               N/A
  Accumulation units outstanding
  at the end of period                                                        -                6,759                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division308

  Accumulation unit value:
    Beginning of period                                                     $9.91              $7.67                N/A
    End of period                                                          $10.08              $9.91                N/A
  Accumulation units outstanding
  at the end of period                                                        -                5,592                N/A

JNL/S&P Core Index 100 Division201

  Accumulation unit value:
    Beginning of period                                                    $10.21              $8.51               $7.97
    End of period                                                          $10.37              $10.21              $8.51
  Accumulation units outstanding
  at the end of period                                                        -                7,778                396

JNL/S&P Core Index 75 Division298

  Accumulation unit value:
    Beginning of period                                                    $10.07              $7.83                N/A
    End of period                                                          $10.26              $10.07               N/A
  Accumulation units outstanding
  at the end of period                                                        -                3,575                N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.80% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT
20% ADDITIONAL FREE WITHDRAWAL AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT 20% ADDITIONAL FREE WITHDRAWAL AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT
4% ROLL-UP DEATH BENEFIT AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT EARNINGSMAX AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT
COMPOUNDING DEATH BENEFIT
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT EARNINGSMAX AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT
$1 MILLION PREMIUM ADMINISTRATIVE FEE WAIVER AND FIVE YEAR WITHDRAWAL CHARGE
  PERIOD AND NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT $1 MILLION PREMIUM ADMINISTRATIVE FEE WAIVER AND 5% ROLL-UP DEATH BENEFIT AND
  GUARANTEED MINIMUM WITHDRAWAL BENEFIT

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division136

  Accumulation unit value:
    Beginning of period                                                    $22.91              $17.22             $20.30
    End of period                                                          $25.13              $22.91             $17.22
  Accumulation units outstanding
  at the end of period                                                     12,208              4,518                 -

JNL/FMR Capital Growth Division94

  Accumulation unit value:
    Beginning of period                                                    $17.44              $13.09             $16.80
    End of period                                                          $20.21              $17.44             $13.09
  Accumulation units outstanding
  at the end of period                                                     10,189              1,909                 -

JNL/Select Global Growth Division648

  Accumulation unit value:
    Beginning of period                                                    $19.18               N/A                 N/A
    End of period                                                          $22.33               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       191                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alger Growth Division159

  Accumulation unit value:
    Beginning of period                                                    $16.31              $12.27             $13.28
    End of period                                                          $16.82              $16.31             $12.27
  Accumulation units outstanding
  at the end of period                                                     23,508              6,009                 -

JNL/Eagle Core Equity Division154

  Accumulation unit value:
    Beginning of period                                                    $15.92              $13.02             $13.23
    End of period                                                          $16.63              $15.92             $13.02
  Accumulation units outstanding
  at the end of period                                                     17,893              7,347                 -

JNL/Eagle SmallCap Equity Division144

  Accumulation unit value:
    Beginning of period                                                    $16.23              $11.80             $13.73
    End of period                                                          $18.93              $16.23             $11.80
  Accumulation units outstanding
  at the end of period                                                     10,778              2,609                 -

JNL/Select Balanced Division154

  Accumulation unit value:
    Beginning of period                                                    $20.35              $17.04             $16.78
    End of period                                                          $22.16              $20.35             $17.04
  Accumulation units outstanding
  at the end of period                                                     190,801             28,730                -

JNL/Putnam Equity Division119

  Accumulation unit value:
    Beginning of period                                                    $17.50              $14.01             $17.18
    End of period                                                          $19.43              $17.50             $14.01
  Accumulation units outstanding
  at the end of period                                                      1,667               410                  -

JNL/PPM America High Yield Bond Division144

  Accumulation unit value:
    Beginning of period                                                    $14.98              $12.85             $12.44
    End of period                                                          $15.44              $14.98             $12.85
  Accumulation units outstanding
  at the end of period                                                        -                20,643                -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Money Market Division121

  Accumulation unit value:
    Beginning of period                                                    $11.89              $12.05             $12.11
    End of period                                                          $11.77              $11.89             $12.05
  Accumulation units outstanding
  at the end of period                                                     45,325              13,133                -

JNL/Putnam Value Equity Division119

  Accumulation unit value:
    Beginning of period                                                    $17.70              $14.47             $17.81
    End of period                                                          $19.08              $17.70             $14.47
  Accumulation units outstanding
  at the end of period                                                     13,478              2,705                 -

JNL/Salomon Brothers Strategic Bond Division170

  Accumulation unit value:
    Beginning of period                                                    $17.07              $15.31             $14.39
    End of period                                                          $17.92              $17.07             $15.31
  Accumulation units outstanding
  at the end of period                                                     48,105              16,962                -

JNL/Salomon Brothers U.S. Government & Quality Bond Division144

  Accumulation unit value:
    Beginning of period                                                    $14.70              $14.79             $13.94
    End of period                                                          $14.99              $14.70             $14.79
  Accumulation units outstanding
  at the end of period                                                     35,583              26,130                -

JNL/T. Rowe Price Established Growth Division235

  Accumulation unit value:
    Beginning of period                                                    $22.99              $17.93             $19.07
    End of period                                                          $24.81              $22.99             $17.93
  Accumulation units outstanding
  at the end of period                                                     34,910              8,179                 -

JNL/JPMorgan International Equity Division123

  Accumulation unit value:
    Beginning of period                                                    $11.35              $8.99              $11.58
    End of period                                                          $12.97              $11.35              $8.99
  Accumulation units outstanding
  at the end of period                                                     17,431              5,075                 -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/T. Rowe Price Mid-Cap Growth Division132

  Accumulation unit value:
    Beginning of period                                                    $27.78              $20.41             $24.90
    End of period                                                          $32.21              $27.78             $20.41
  Accumulation units outstanding
  at the end of period                                                     42,426              11,904                -

JNL/Alliance Capital Growth Division169

  Accumulation unit value:
    Beginning of period                                                     $9.25              $7.58               $8.21
    End of period                                                           $9.66              $9.25               $7.58
  Accumulation units outstanding
  at the end of period                                                      3,454              8,170                 -

JNL/JPMorgan International Value Division338

  Accumulation unit value:
    Beginning of period                                                     $8.46              $6.46                N/A
    End of period                                                          $10.18              $8.46                N/A
  Accumulation units outstanding
  at the end of period                                                     26,346              5,525                N/A

JNL/PIMCO Total Return Bond Division123

  Accumulation unit value:
    Beginning of period                                                    $13.25              $12.87             $12.31
    End of period                                                          $13.59              $13.25             $12.87
  Accumulation units outstanding
  at the end of period                                                     131,014             56,973                -

JNL/Lazard Small Cap Value Division94

  Accumulation unit value:
    Beginning of period                                                    $12.57              $9.22              $12.18
    End of period                                                          $14.24              $12.57              $9.22
  Accumulation units outstanding
  at the end of period                                                     34,491              14,816                -

JNL/Lazard Mid Cap Value Division94

  Accumulation unit value:
    Beginning of period                                                    $13.70              $10.82             $13.20
    End of period                                                          $16.78              $13.70             $10.82
  Accumulation units outstanding
  at the end of period                                                     83,154              16,050                -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $12.38               N/A                 N/A
    End of period                                                          $12.73               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     79,322               N/A                 N/A

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division136

  Accumulation unit value:
    Beginning of period                                                     $7.45              $5.87               $7.00
    End of period                                                           $8.14              $7.45               $5.87
  Accumulation units outstanding
  at the end of period                                                     98,582              6,221                 -

JNL/MCM The DowSM 10 Division94

  Accumulation unit value:
    Beginning of period                                                     $9.32              $7.55               $9.00
    End of period                                                           $9.42              $9.32               $7.55
  Accumulation units outstanding
  at the end of period                                                     709,081            229,647                -

JNL/MCM The S&P(R) 10 Division138

  Accumulation unit value:
    Beginning of period                                                     $8.46              $7.24               $9.28
    End of period                                                           $9.77              $8.46               $7.24
  Accumulation units outstanding
  at the end of period                                                     672,916            193,964                -

JNL/MCM Global 15 Division138

  Accumulation unit value:
    Beginning of period                                                     $9.19              $7.02               $8.22
    End of period                                                          $11.56              $9.19               $7.02
  Accumulation units outstanding
  at the end of period                                                     598,495            159,404                -

JNL/MCM 25 Division138

  Accumulation unit value:
    Beginning of period                                                     $9.81              $7.52               $9.18
    End of period                                                          $11.75              $9.81               $7.52
  Accumulation units outstanding
  at the end of period                                                     576,738            192,157                -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Select Small-Cap Division138

  Accumulation unit value:
    Beginning of period                                                    $16.34              $11.24             $13.47
    End of period                                                          $18.07              $16.34             $11.24
  Accumulation units outstanding
  at the end of period                                                     337,307             93,432                -

JNL/MCM Technology Sector Division558

  Accumulation unit value:
    Beginning of period                                                     $5.49               N/A                 N/A
    End of period                                                           $5.62               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     27,866               N/A                 N/A

JNL/MCM Healthcare Sector Division492

  Accumulation unit value:
    Beginning of period                                                    $10.47               N/A                 N/A
    End of period                                                          $10.57               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     20,018               N/A                 N/A

JNL/MCM Financial Sector Division528

  Accumulation unit value:
    Beginning of period                                                    $11.38               N/A                 N/A
    End of period                                                          $11.89               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     11,464               N/A                 N/A

JNL/MCM Oil & Gas Sector Division492

  Accumulation unit value:
    Beginning of period                                                    $13.17               N/A                 N/A
    End of period                                                          $17.07               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     20,400               N/A                 N/A

JNL/MCM Consumer Brands Sector Division516

  Accumulation unit value:
    Beginning of period                                                     $9.98               N/A                 N/A
    End of period                                                          $10.68               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,959               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division518

  Accumulation unit value:
    Beginning of period                                                     $4.28               N/A                 N/A
    End of period                                                           $4.47               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     10,043               N/A                 N/A

JNL/Putnam Midcap Growth Division94

  Accumulation unit value:
    Beginning of period                                                     $6.38              $4.87               $6.64
    End of period                                                           $7.44              $6.38               $4.87
  Accumulation units outstanding
  at the end of period                                                     21,126              14,179                -

JNL/FMR Balanced Division159

  Accumulation unit value:
    Beginning of period                                                     $9.31              $8.33               $8.39
    End of period                                                          $10.01              $9.31               $8.33
  Accumulation units outstanding
  at the end of period                                                     72,323              27,514                -

JNL/T. Rowe Price Value Division94

  Accumulation unit value:
    Beginning of period                                                    $11.47              $8.99              $11.20
    End of period                                                          $12.97              $11.47              $8.99
  Accumulation units outstanding
  at the end of period                                                     106,640             25,272                -

JNL/MCM S&P 500 Index Division123

  Accumulation unit value:
    Beginning of period                                                     $9.61              $7.66               $9.39
    End of period                                                          $10.39              $9.61               $7.66
  Accumulation units outstanding
  at the end of period                                                     314,177             89,245                -

JNL/MCM S&P 400 MidCap Index Division136

  Accumulation unit value:
    Beginning of period                                                    $11.18              $8.46              $10.09
    End of period                                                          $12.71              $11.18              $8.46
  Accumulation units outstanding
  at the end of period                                                     173,597             30,238                -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Small Cap Index Division136

  Accumulation unit value:
    Beginning of period                                                    $11.30              $7.88               $9.74
    End of period                                                          $13.03              $11.30              $7.88
  Accumulation units outstanding
  at the end of period                                                     143,303             34,562                -

JNL/MCM International Index Division154

  Accumulation unit value:
    Beginning of period                                                    $11.45              $8.49               $9.61
    End of period                                                          $13.44              $11.45              $8.49
  Accumulation units outstanding
  at the end of period                                                     137,253             29,956                -

JNL/MCM Bond Index Division154

  Accumulation unit value:
    Beginning of period                                                    $10.79              $10.67             $10.25
    End of period                                                          $10.98              $10.79             $10.67
  Accumulation units outstanding
  at the end of period                                                     136,129             46,945                -

JNL/Oppenheimer Global Growth Division94

  Accumulation unit value:
    Beginning of period                                                     $9.64              $6.99               $9.11
    End of period                                                          $11.17              $9.64               $6.99
  Accumulation units outstanding
  at the end of period                                                     49,947              9,652                 -

JNL/Oppenheimer Growth Division159

  Accumulation unit value:
    Beginning of period                                                     $7.90              $6.83               $7.50
    End of period                                                           $8.09              $7.90               $6.83
  Accumulation units outstanding
  at the end of period                                                     17,290              10,641                -

JNL/AIM Large Cap Growth Division94

  Accumulation unit value:
    Beginning of period                                                    $10.22              $8.01              $10.31
    End of period                                                          $11.04              $10.22              $8.01
  Accumulation units outstanding
  at the end of period                                                     54,147              25,241                -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Small Cap Growth Division136

  Accumulation unit value:
    Beginning of period                                                    $11.22              $8.25               $9.94
    End of period                                                          $11.78              $11.22              $8.25
  Accumulation units outstanding
  at the end of period                                                     23,116              16,008                -

JNL/AIM Premier Equity II Division120

  Accumulation unit value:
    Beginning of period                                                     $9.35              $7.76              $10.05
    End of period                                                           $9.14              $9.35               $7.76
  Accumulation units outstanding
  at the end of period                                                        -                6,277                 -

JNL/Select Value Division275

  Accumulation unit value:
    Beginning of period                                                    $14.46              $10.26               N/A
    End of period                                                          $16.30              $14.46               N/A
  Accumulation units outstanding
  at the end of period                                                     24,436              3,776                N/A

JNL/MCM Nasdaq 15 Division683

  Accumulation unit value:
    Beginning of period                                                     $9.81               N/A                 N/A
    End of period                                                          $10.82               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     16,498               N/A                 N/A

JNL/MCM Value Line 25 Division683

  Accumulation unit value:
    Beginning of period                                                     $9.52               N/A                 N/A
    End of period                                                          $11.42               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     67,277               N/A                 N/A

JNL/MCM VIP Division683

  Accumulation unit value:
    Beginning of period                                                     $9.75               N/A                 N/A
    End of period                                                          $11.07               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     17,150               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM JNL 5 Division683

  Accumulation unit value:
    Beginning of period                                                     $9.71               N/A                 N/A
    End of period                                                          $10.90               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     189,770              N/A                 N/A

JNL/S&P Managed Moderate Growth Division133

  Accumulation unit value:
    Beginning of period                                                    $11.40              $9.86              $10.46
    End of period                                                          $12.27              $11.40              $9.86
  Accumulation units outstanding
  at the end of period                                                     561,622            212,843                -

JNL/S&P Managed Growth Division121

  Accumulation unit value:
    Beginning of period                                                    $11.49              $9.61              $11.06
    End of period                                                          $12.57              $11.49              $9.61
  Accumulation units outstanding
  at the end of period                                                     999,841            237,317                -

JNL/S&P Managed Aggressive Growth Division112

  Accumulation unit value:
    Beginning of period                                                    $11.16              $8.96              $10.80
    End of period                                                          $12.34              $11.16              $8.96
  Accumulation units outstanding
  at the end of period                                                     326,453             5,023                 -

JNL/S&P Very Aggressive Growth Division I314

  Accumulation unit value:
    Beginning of period                                                    $10.76              $8.65                N/A
    End of period                                                          $10.98              $10.76               N/A
  Accumulation units outstanding
  at the end of period                                                        -                10,290               N/A

JNL/S&P Equity Growth Division I245

  Accumulation unit value:
    Beginning of period                                                    $10.05              $7.90               $8.02
    End of period                                                          $10.21              $10.05              $7.90
  Accumulation units outstanding
  at the end of period                                                        -                18,927                -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Equity Aggressive Growth Division I218

  Accumulation unit value:
    Beginning of period                                                    $10.28              $8.05               $8.20
    End of period                                                          $10.48              $10.28              $8.05
  Accumulation units outstanding
  at the end of period                                                        -                2,884                 -

JNL/S&P Core Index 50 Division383

  Accumulation unit value:
    Beginning of period                                                     $9.91              $8.55                N/A
    End of period                                                          $10.08              $9.91                N/A
  Accumulation units outstanding
  at the end of period                                                        -                1,024                N/A

JNL/S&P Core Index 100 Division121

  Accumulation unit value:
    Beginning of period                                                    $10.21              $8.51               $9.81
    End of period                                                          $10.37              $10.21              $8.51
  Accumulation units outstanding
  at the end of period                                                        -                29,043                -

JNL/S&P Core Index 75 Division245

  Accumulation unit value:
    Beginning of period                                                    $10.07              $8.11               $8.22
    End of period                                                          $10.26              $10.07              $8.11
  Accumulation units outstanding
  at the end of period                                                        -                 354                  -

JNL/S&P Managed Conservative Division678

  Accumulation unit value:
    Beginning of period                                                     $9.98               N/A                 N/A
    End of period                                                          $10.31               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     30,062               N/A                 N/A

JNL/S&P Managed Moderate Division686

  Accumulation unit value:
    Beginning of period                                                     $9.87               N/A                 N/A
    End of period                                                          $10.49               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     29,050               N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.81% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
PREMIUM CREDIT 4%
$1 MILLION PREMIUM ADMINISTRATIVE FEE WAIVER AND HIGHEST ANNIVERSARY VALUE DEATH
  BENEFIT AND PREMIUM CREDIT 4%
$1 MILLION PREMIUM ADMINISTRATIVE FEE WAIVER AND COMBINED DEATH BENEFIT AND
  PREMIUM CREDIT 4%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division595

  Accumulation unit value:
    Beginning of period                                                    $24.73               N/A                 N/A
    End of period                                                          $25.10               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      9,327               N/A                 N/A

JNL/FMR Capital Growth Division603

  Accumulation unit value:
    Beginning of period                                                    $17.99               N/A                 N/A
    End of period                                                          $20.19               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     13,125               N/A                 N/A

JNL/Select Global Growth Division597

  Accumulation unit value:
    Beginning of period                                                    $20.30               N/A                 N/A
    End of period                                                          $22.31               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,827               N/A                 N/A

JNL/Alger Growth Division585

  Accumulation unit value:
    Beginning of period                                                    $15.85               N/A                 N/A
    End of period                                                          $16.80               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     21,821               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division573

  Accumulation unit value:
    Beginning of period                                                    $15.51               N/A                 N/A
    End of period                                                          $16.61               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     29,981               N/A                 N/A

JNL/Eagle SmallCap Equity Division573

  Accumulation unit value:
    Beginning of period                                                    $16.71               N/A                 N/A
    End of period                                                          $18.92               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     35,309               N/A                 N/A

JNL/Select Balanced Division581

  Accumulation unit value:
    Beginning of period                                                    $20.10               N/A                 N/A
    End of period                                                          $22.14               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     88,071               N/A                 N/A

JNL/Putnam Equity Division592

  Accumulation unit value:
    Beginning of period                                                    $17.60               N/A                 N/A
    End of period                                                          $19.41               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,808               N/A                 N/A

JNL/PPM America High Yield Bond Division391

  Accumulation unit value:
    Beginning of period                                                    $14.96              $13.59               N/A
    End of period                                                          $15.43              $14.96               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Select Money Market Division583

  Accumulation unit value:
    Beginning of period                                                    $11.82               N/A                 N/A
    End of period                                                          $11.76               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     152,752              N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division573

  Accumulation unit value:
    Beginning of period                                                    $17.69               N/A                 N/A
    End of period                                                          $19.06               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,004               N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division391

  Accumulation unit value:
    Beginning of period                                                    $17.06              $16.11               N/A
    End of period                                                          $17.91              $17.06               N/A
  Accumulation units outstanding
  at the end of period                                                     61,617                -                  N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division391

  Accumulation unit value:
    Beginning of period                                                    $14.69              $14.31               N/A
    End of period                                                          $14.98              $14.69               N/A
  Accumulation units outstanding
  at the end of period                                                     35,365                -                  N/A

JNL/T. Rowe Price Established Growth Division573

  Accumulation unit value:
    Beginning of period                                                    $22.84               N/A                 N/A
    End of period                                                          $24.79               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     70,116               N/A                 N/A

JNL/JPMorgan International Equity Division573

  Accumulation unit value:
    Beginning of period                                                    $11.39               N/A                 N/A
    End of period                                                          $12.96               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     23,827               N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division480

  Accumulation unit value:
    Beginning of period                                                    $27.76              $27.38               N/A
    End of period                                                          $32.18              $27.76               N/A
  Accumulation units outstanding
  at the end of period                                                     55,816              10,526               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division581

  Accumulation unit value:
    Beginning of period                                                     $8.94               N/A                 N/A
    End of period                                                           $9.66               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     15,820               N/A                 N/A

JNL/JPMorgan International Value Division480

  Accumulation unit value:
    Beginning of period                                                     $8.46              $8.18                N/A
    End of period                                                          $10.18              $8.46                N/A
  Accumulation units outstanding
  at the end of period                                                     89,448              35,219               N/A

JNL/PIMCO Total Return Bond Division573

  Accumulation unit value:
    Beginning of period                                                    $13.10               N/A                 N/A
    End of period                                                          $13.58               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     183,256              N/A                 N/A

JNL/Lazard Small Cap Value Division584

  Accumulation unit value:
    Beginning of period                                                    $12.21               N/A                 N/A
    End of period                                                          $14.23               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     57,663               N/A                 N/A

JNL/Lazard Mid Cap Value Division480

  Accumulation unit value:
    Beginning of period                                                    $13.69              $13.52               N/A
    End of period                                                          $16.77              $13.69               N/A
  Accumulation units outstanding
  at the end of period                                                     103,143             21,321               N/A

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $12.38               N/A                 N/A
    End of period                                                          $12.72               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     437,024              N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division586

  Accumulation unit value:
    Beginning of period                                                     $7.45               N/A                 N/A
    End of period                                                           $8.13               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     198,084              N/A                 N/A

JNL/MCM The DowSM 10 Division468

  Accumulation unit value:
    Beginning of period                                                     $9.32              $8.66                N/A
    End of period                                                           $9.42              $9.32                N/A
  Accumulation units outstanding
  at the end of period                                                     928,368             12,271               N/A

JNL/MCM The S&P(R) 10 Division468

  Accumulation unit value:
    Beginning of period                                                     $8.45              $8.15                N/A
    End of period                                                           $9.77              $8.45                N/A
  Accumulation units outstanding
  at the end of period                                                     806,182             13,035               N/A

JNL/MCM Global 15 Division468

  Accumulation unit value:
    Beginning of period                                                     $9.18              $8.88                N/A
    End of period                                                          $11.55              $9.18                N/A
  Accumulation units outstanding
  at the end of period                                                     754,574             11,965               N/A

JNL/MCM 25 Division468

  Accumulation unit value:
    Beginning of period                                                     $9.81              $9.21                N/A
    End of period                                                          $11.74              $9.81                N/A
  Accumulation units outstanding
  at the end of period                                                     784,939             11,533               N/A

JNL/MCM Select Small-Cap Division468

  Accumulation unit value:
    Beginning of period                                                    $16.34              $16.42               N/A
    End of period                                                          $18.06              $16.34               N/A
  Accumulation units outstanding
  at the end of period                                                     411,170             6,470                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division585

  Accumulation unit value:
    Beginning of period                                                     $5.25               N/A                 N/A
    End of period                                                           $5.61               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     60,636               N/A                 N/A

JNL/MCM Healthcare Sector Division586

  Accumulation unit value:
    Beginning of period                                                    $10.49               N/A                 N/A
    End of period                                                          $10.57               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     51,824               N/A                 N/A

JNL/MCM Financial Sector Division603

  Accumulation unit value:
    Beginning of period                                                    $10.76               N/A                 N/A
    End of period                                                          $11.89               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     18,573               N/A                 N/A

JNL/MCM Oil & Gas Sector Division586

  Accumulation unit value:
    Beginning of period                                                    $14.18               N/A                 N/A
    End of period                                                          $17.06               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     49,829               N/A                 N/A

JNL/MCM Consumer Brands Sector Division586

  Accumulation unit value:
    Beginning of period                                                     $9.74               N/A                 N/A
    End of period                                                          $10.67               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     35,115               N/A                 N/A

JNL/MCM Communications Sector Division591

  Accumulation unit value:
    Beginning of period                                                     $3.93               N/A                 N/A
    End of period                                                           $4.46               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     22,914               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division590

  Accumulation unit value:
    Beginning of period                                                     $6.66               N/A                 N/A
    End of period                                                           $7.43               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     34,355               N/A                 N/A

JNL/FMR Balanced Division589

  Accumulation unit value:
    Beginning of period                                                     $9.27               N/A                 N/A
    End of period                                                          $10.00               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     80,070               N/A                 N/A

JNL/T. Rowe Price Value Division573

  Accumulation unit value:
    Beginning of period                                                    $11.54               N/A                 N/A
    End of period                                                          $12.97               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     143,739              N/A                 N/A

JNL/MCM S&P 500 Index Division573

  Accumulation unit value:
    Beginning of period                                                     $9.59               N/A                 N/A
    End of period                                                          $10.39               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     570,006              N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division573

  Accumulation unit value:
    Beginning of period                                                    $11.32               N/A                 N/A
    End of period                                                          $12.71               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     275,899              N/A                 N/A

JNL/MCM Small Cap Index Division480

  Accumulation unit value:
    Beginning of period                                                    $11.29              $11.13               N/A
    End of period                                                          $13.02              $11.29               N/A
  Accumulation units outstanding
  at the end of period                                                     271,639             25,892               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division573

  Accumulation unit value:
    Beginning of period                                                    $11.63               N/A                 N/A
    End of period                                                          $13.44               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     220,637              N/A                 N/A

JNL/MCM Bond Index Division391

  Accumulation unit value:
    Beginning of period                                                    $10.79              $10.51               N/A
    End of period                                                          $10.98              $10.79               N/A
  Accumulation units outstanding
  at the end of period                                                     155,531               -                  N/A

JNL/Oppenheimer Global Growth Division573

  Accumulation unit value:
    Beginning of period                                                     $9.76               N/A                 N/A
    End of period                                                          $11.17               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     101,257              N/A                 N/A

JNL/Oppenheimer Growth Division568

  Accumulation unit value:
    Beginning of period                                                     $7.99               N/A                 N/A
    End of period                                                           $8.08               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     14,906               N/A                 N/A

JNL/AIM Large Cap Growth Division585

  Accumulation unit value:
    Beginning of period                                                    $10.23               N/A                 N/A
    End of period                                                          $11.04               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     54,210               N/A                 N/A

JNL/AIM Small Cap Growth Division585

  Accumulation unit value:
    Beginning of period                                                    $10.84               N/A                 N/A
    End of period                                                          $11.77               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     32,062               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division581

  Accumulation unit value:
    Beginning of period                                                    $14.35               N/A                 N/A
    End of period                                                          $16.29               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     49,254               N/A                 N/A

JNL/MCM Nasdaq 15 Division691

  Accumulation unit value:
    Beginning of period                                                     $9.85               N/A                 N/A
    End of period                                                          $10.82               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     23,717               N/A                 N/A

JNL/MCM Value Line 25 Division682

  Accumulation unit value:
    Beginning of period                                                     $9.62               N/A                 N/A
    End of period                                                          $11.42               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     148,436              N/A                 N/A

JNL/MCM VIP Division695

  Accumulation unit value:
    Beginning of period                                                    $10.11               N/A                 N/A
    End of period                                                          $11.07               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     132,420              N/A                 N/A

JNL/MCM JNL 5 Division679

  Accumulation unit value:
    Beginning of period                                                     $9.87               N/A                 N/A
    End of period                                                          $10.90               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     666,960              N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division579

  Accumulation unit value:
    Beginning of period                                                    $11.14               N/A                 N/A
    End of period                                                          $12.26               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     610,776              N/A                 N/A

JNL/S&P Managed Growth Division580

  Accumulation unit value:
    Beginning of period                                                    $11.15               N/A                 N/A
    End of period                                                          $12.56               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     554,010              N/A                 N/A

JNL/S&P Managed Aggressive Growth Division586

  Accumulation unit value:
    Beginning of period                                                    $11.17               N/A                 N/A
    End of period                                                          $12.33               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     244,263              N/A                 N/A

JNL/S&P Very Aggressive Growth Division I584

  Accumulation unit value:
    Beginning of period                                                    $10.60               N/A                 N/A
    End of period                                                          $10.98               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Equity Growth Division I580

  Accumulation unit value:
    Beginning of period                                                     $9.73               N/A                 N/A
    End of period                                                          $10.21               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I628

  Accumulation unit value:
    Beginning of period                                                    $10.03               N/A                 N/A
    End of period                                                          $10.47               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division594

  Accumulation unit value:
    Beginning of period                                                    $10.17               N/A                 N/A
    End of period                                                          $10.08               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Core Index 100 Division579

  Accumulation unit value:
    Beginning of period                                                    $10.01               N/A                 N/A
    End of period                                                          $10.36               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Core Index 75 Division608

  Accumulation unit value:
    Beginning of period                                                    $10.25               N/A                 N/A
    End of period                                                          $10.26               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Managed Conservative Division686

  Accumulation unit value:
    Beginning of period                                                     $9.94               N/A                 N/A
    End of period                                                          $10.31               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     129,487              N/A                 N/A

JNL/S&P Managed Moderate Division695

  Accumulation unit value:
    Beginning of period                                                    $10.03               N/A                 N/A
    End of period                                                          $10.49               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     74,893               N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.82% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
COMBINED DEATH BENEFIT AND PREMIUM CREDIT 3%
HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM CREDIT 3%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division118

  Accumulation unit value:
    Beginning of period                                                    $22.87              $17.19             $21.78
    End of period                                                          $25.08              $22.87             $17.19
  Accumulation units outstanding
  at the end of period                                                       707                707                 509

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division118

  Accumulation unit value:
    Beginning of period                                                    $16.28              $12.25             $17.04
    End of period                                                          $16.79              $16.28             $12.25
  Accumulation units outstanding
  at the end of period                                                      7,385              7,873               7,812






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division118

  Accumulation unit value:
    Beginning of period                                                    $15.93              $13.03             $16.41
    End of period                                                          $16.63              $15.93             $13.03
  Accumulation units outstanding
  at the end of period                                                      1,933              1,881                36

JNL/Eagle SmallCap Equity Division118

  Accumulation unit value:
    Beginning of period                                                    $16.31              $11.86             $16.19
    End of period                                                          $19.03              $16.31             $11.86
  Accumulation units outstanding
  at the end of period                                                       497                987                 23

JNL/Select Balanced Division118

  Accumulation unit value:
    Beginning of period                                                    $20.31              $17.01             $18.53
    End of period                                                          $22.11              $20.31             $17.01
  Accumulation units outstanding
  at the end of period                                                      6,358              3,838                580

JNL/Putnam Equity Division309

  Accumulation unit value:
    Beginning of period                                                    $17.47              $14.01               N/A
    End of period                                                          $19.39              $17.47               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/PPM America High Yield Bond Division118

  Accumulation unit value:
    Beginning of period                                                    $14.95              $12.83             $12.88
    End of period                                                          $15.41              $14.95             $12.83
  Accumulation units outstanding
  at the end of period                                                        -                3,023               2,098

JNL/Select Money Market Division287

  Accumulation unit value:
    Beginning of period                                                    $11.87              $12.01               N/A
    End of period                                                          $11.75              $11.87               N/A
  Accumulation units outstanding
  at the end of period                                                       982                 -                  N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division118

  Accumulation unit value:
    Beginning of period                                                    $17.67              $14.44             $17.95
    End of period                                                          $19.04              $17.67             $14.44
  Accumulation units outstanding
  at the end of period                                                       296                298                 253

JNL/Salomon Brothers Strategic Bond Division163

  Accumulation unit value:
    Beginning of period                                                    $17.04              $15.29             $14.37
    End of period                                                          $17.89              $17.04             $15.29
  Accumulation units outstanding
  at the end of period                                                      1,603              2,339               1,302

JNL/Salomon Brothers U.S. Government & Quality Bond Division163

  Accumulation unit value:
    Beginning of period                                                    $14.68              $14.77             $14.33
    End of period                                                          $14.97              $14.68             $14.77
  Accumulation units outstanding
  at the end of period                                                      6,680              6,754               6,721

JNL/T. Rowe Price Established Growth Division225

  Accumulation unit value:
    Beginning of period                                                    $22.95              $17.90             $18.21
    End of period                                                          $24.76              $22.95             $17.90
  Accumulation units outstanding
  at the end of period                                                      6,028              4,154                43

JNL/JPMorgan International Equity Division118

  Accumulation unit value:
    Beginning of period                                                    $11.33              $8.98              $11.71
    End of period                                                          $12.95              $11.33              $8.98
  Accumulation units outstanding
  at the end of period                                                      1,795              12,828             12,303

JNL/T. Rowe Price Mid-Cap Growth Division118

  Accumulation unit value:
    Beginning of period                                                    $27.74              $20.38             $26.43
    End of period                                                          $32.15              $27.74             $20.38
  Accumulation units outstanding
  at the end of period                                                      6,159              5,164               2,803






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division308

  Accumulation unit value:
    Beginning of period                                                     $8.45              $5.88                N/A
    End of period                                                          $10.17              $8.45                N/A
  Accumulation units outstanding
  at the end of period                                                      2,469              2,477                N/A

JNL/PIMCO Total Return Bond Division118

  Accumulation unit value:
    Beginning of period                                                    $13.23              $12.86             $12.19
    End of period                                                          $13.57              $13.23             $12.86
  Accumulation units outstanding
  at the end of period                                                     10,928              12,296             10,924

JNL/Lazard Small Cap Value Division118

  Accumulation unit value:
    Beginning of period                                                    $12.55              $9.21              $12.04
    End of period                                                          $14.22              $12.55              $9.21
  Accumulation units outstanding
  at the end of period                                                     16,659              16,746              8,993

JNL/Lazard Mid Cap Value Division118

  Accumulation unit value:
    Beginning of period                                                    $13.68              $10.81             $13.24
    End of period                                                          $16.76              $13.68             $10.81
  Accumulation units outstanding
  at the end of period                                                     13,722              13,879              7,851

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $12.37               N/A                 N/A
    End of period                                                          $12.71               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,208               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division118

  Accumulation unit value:
    Beginning of period                                                     $7.44              $5.87               $7.50
    End of period                                                           $8.13              $7.44               $5.87
  Accumulation units outstanding
  at the end of period                                                      5,965              5,973               4,201

JNL/MCM The DowSM 10 Division118

  Accumulation unit value:
    Beginning of period                                                     $9.32              $7.54               $9.29
    End of period                                                           $9.41              $9.32               $7.54
  Accumulation units outstanding
  at the end of period                                                     14,895              6,841               2,041

JNL/MCM The S&P(R) 10 Division175

  Accumulation unit value:
    Beginning of period                                                     $8.45              $7.24               $8.55
    End of period                                                           $9.76              $8.45               $7.24
  Accumulation units outstanding
  at the end of period                                                     12,044              5,167                241

JNL/MCM Global 15 Division175

  Accumulation unit value:
    Beginning of period                                                     $9.18              $7.02               $7.79
    End of period                                                          $11.55              $9.18               $7.02
  Accumulation units outstanding
  at the end of period                                                      6,759              1,549                264

JNL/MCM 25 Division175

  Accumulation unit value:
    Beginning of period                                                     $9.80              $7.52               $8.28
    End of period                                                          $11.74              $9.80               $7.52
  Accumulation units outstanding
  at the end of period                                                      9,471              4,439               1,707

JNL/MCM Select Small-Cap Division175

  Accumulation unit value:
    Beginning of period                                                    $16.33              $11.23             $11.75
    End of period                                                          $18.05              $16.33             $11.23
  Accumulation units outstanding
  at the end of period                                                      4,244              1,386                175






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division225

  Accumulation unit value:
    Beginning of period                                                     $6.37              $4.87               $4.94
    End of period                                                           $7.42              $6.37               $4.87
  Accumulation units outstanding
  at the end of period                                                       288                288                 32

JNL/FMR Balanced Division118

  Accumulation unit value:
    Beginning of period                                                     $9.33              $8.35               $9.10
    End of period                                                          $10.02              $9.33               $8.35
  Accumulation units outstanding
  at the end of period                                                      1,750              1,454                 -

JNL/T. Rowe Price Value Division169

  Accumulation unit value:
    Beginning of period                                                    $11.46              $8.98               $9.04
    End of period                                                          $12.96              $11.46              $8.98
  Accumulation units outstanding
  at the end of period                                                     36,169              27,323             22,118

JNL/MCM S&P 500 Index Division118

  Accumulation unit value:
    Beginning of period                                                     $9.61              $7.66               $9.67
    End of period                                                          $10.38              $9.61               $7.66
  Accumulation units outstanding
  at the end of period                                                     15,775              5,728               1,640

JNL/MCM S&P 400 MidCap Index Division163

  Accumulation unit value:
    Beginning of period                                                    $11.17              $8.46               $8.06
    End of period                                                          $12.70              $11.17              $8.46
  Accumulation units outstanding
  at the end of period                                                      8,822              4,367               1,111

JNL/MCM Small Cap Index Division163

  Accumulation unit value:
    Beginning of period                                                    $11.29              $7.88               $7.60
    End of period                                                          $13.02              $11.29              $7.88
  Accumulation units outstanding
  at the end of period                                                      7,733              3,513               1,193






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division179

  Accumulation unit value:
    Beginning of period                                                    $11.45              $8.49               $8.70
    End of period                                                          $13.43              $11.45              $8.49
  Accumulation units outstanding
  at the end of period                                                     11,484              4,668               1,308

JNL/MCM Bond Index Division163

  Accumulation unit value:
    Beginning of period                                                    $10.79              $10.67             $10.37
    End of period                                                          $10.98              $10.79             $10.67
  Accumulation units outstanding
  at the end of period                                                      8,137              4,675               2,556

JNL/Oppenheimer Global Growth Division118

  Accumulation unit value:
    Beginning of period                                                     $9.64              $6.98               $9.15
    End of period                                                          $11.16              $9.64               $6.98
  Accumulation units outstanding
  at the end of period                                                     20,752              5,237                490

JNL/Oppenheimer Growth Division225

  Accumulation unit value:
    Beginning of period                                                     $7.91              $6.83               $7.13
    End of period                                                           $8.10              $7.91               $6.83
  Accumulation units outstanding
  at the end of period                                                      1,138               354                 37

JNL/AIM Large Cap Growth Division118

  Accumulation unit value:
    Beginning of period                                                    $10.22              $8.00              $10.19
    End of period                                                          $11.04              $10.22              $8.00
  Accumulation units outstanding
  at the end of period                                                      1,469              1,264               1,059

JNL/AIM Small Cap Growth Division118

  Accumulation unit value:
    Beginning of period                                                    $11.22              $8.25              $11.00
    End of period                                                          $11.77              $11.22              $8.25
  Accumulation units outstanding
  at the end of period                                                      9,382              7,834               4,909






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division118

  Accumulation unit value:
    Beginning of period                                                     $9.37              $7.78              $10.34
    End of period                                                           $9.15              $9.37               $7.78
  Accumulation units outstanding
  at the end of period                                                        -                 242                 244

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division708

  Accumulation unit value:
    Beginning of period                                                    $10.47               N/A                 N/A
    End of period                                                          $10.90               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,288               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division174

  Accumulation unit value:
    Beginning of period                                                    $11.39              $9.85              $10.01
    End of period                                                          $12.25              $11.39              $9.85
  Accumulation units outstanding
  at the end of period                                                     27,121              23,977             27,345

JNL/S&P Managed Growth Division114

  Accumulation unit value:
    Beginning of period                                                    $11.47              $9.60              $10.94
    End of period                                                          $12.55              $11.47              $9.60
  Accumulation units outstanding
  at the end of period                                                     65,225              15,408             17,347

JNL/S&P Managed Aggressive Growth Division142

  Accumulation unit value:
    Beginning of period                                                    $11.15              $8.95               $9.91
    End of period                                                          $12.33              $11.15              $8.95
  Accumulation units outstanding
  at the end of period                                                     61,414              39,824             28,499

JNL/S&P Very Aggressive Growth Division I175

  Accumulation unit value:
    Beginning of period                                                    $10.75              $8.39               $9.02
    End of period                                                          $10.97              $10.75              $8.39
  Accumulation units outstanding
  at the end of period                                                        -                 448                 228

JNL/S&P Equity Growth Division I118

  Accumulation unit value:
    Beginning of period                                                    $10.04              $7.89              $10.15
    End of period                                                          $10.20              $10.04              $7.89
  Accumulation units outstanding
  at the end of period                                                        -                19,477              8,149

JNL/S&P Equity Aggressive Growth Division I118

  Accumulation unit value:
    Beginning of period                                                    $10.27              $8.05              $10.32
    End of period                                                          $10.46              $10.27              $8.05
  Accumulation units outstanding
  at the end of period                                                        -                3,669               3,258






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division118

  Accumulation unit value:
    Beginning of period                                                    $10.21              $8.51               $9.86
    End of period                                                          $10.37              $10.21              $8.51
  Accumulation units outstanding
  at the end of period                                                        -                53,885              5,779

JNL/S&P Core Index 75 Division446

  Accumulation unit value:
    Beginning of period                                                    $10.07              $9.64                N/A
    End of period                                                          $10.25              $10.07               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 195                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.845% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND PREMIUM CREDIT 2%
EARNINGSMAX AND PREMIUM CREDIT 2%
20% ADDITIONAL FREE WITHDRAWAL AND PREMIUM CREDIT 2%
4% ROLL-UP DEATH BENEFIT AND PREMIUM CREDIT 2%
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND PREMIUM CREDIT 2%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division121

  Accumulation unit value:
    Beginning of period                                                    $22.82              $17.16             $21.74
    End of period                                                          $25.02              $22.82             $17.16
  Accumulation units outstanding
  at the end of period                                                      9,998              7,822               2,277

JNL/FMR Capital Growth Division232

  Accumulation unit value:
    Beginning of period                                                    $17.37              $13.05             $13.66
    End of period                                                          $20.13              $17.37             $13.05
  Accumulation units outstanding
  at the end of period                                                      1,910               551                 185

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division121

  Accumulation unit value:
    Beginning of period                                                    $16.25              $12.23             $17.01
    End of period                                                          $16.75              $16.25             $12.23
  Accumulation units outstanding
  at the end of period                                                     16,157              14,638              6,832






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division121

  Accumulation unit value:
    Beginning of period                                                    $15.87              $12.98             $16.39
    End of period                                                          $16.57              $15.87             $12.98
  Accumulation units outstanding
  at the end of period                                                     11,568              9,193               6,638

JNL/Eagle SmallCap Equity Division121

  Accumulation unit value:
    Beginning of period                                                    $16.17              $11.77             $16.17
    End of period                                                          $18.86              $16.17             $11.77
  Accumulation units outstanding
  at the end of period                                                      6,889              3,905                426

JNL/Select Balanced Division121

  Accumulation unit value:
    Beginning of period                                                    $20.27              $16.98             $18.49
    End of period                                                          $22.06              $20.27             $16.98
  Accumulation units outstanding
  at the end of period                                                     42,174              30,859              5,038

JNL/Putnam Equity Division148

  Accumulation unit value:
    Beginning of period                                                    $17.43              $13.96             $15.38
    End of period                                                          $19.35              $17.43             $13.96
  Accumulation units outstanding
  at the end of period                                                      5,161              5,685                705

JNL/PPM America High Yield Bond Division121

  Accumulation unit value:
    Beginning of period                                                    $14.92              $12.80             $12.86
    End of period                                                          $15.37              $14.92             $12.80
  Accumulation units outstanding
  at the end of period                                                        -                83,936              5,646

JNL/Select Money Market Division121

  Accumulation unit value:
    Beginning of period                                                    $11.85              $12.01             $12.08
    End of period                                                          $11.72              $11.85             $12.01
  Accumulation units outstanding
  at the end of period                                                     63,542              91,634              9,287






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division121

  Accumulation unit value:
    Beginning of period                                                    $17.63              $14.42             $17.92
    End of period                                                          $18.99              $17.63             $14.42
  Accumulation units outstanding
  at the end of period                                                      3,773              5,614               3,958

JNL/Salomon Brothers Strategic Bond Division121

  Accumulation unit value:
    Beginning of period                                                    $17.00              $15.26             $14.66
    End of period                                                          $17.85              $17.00             $15.26
  Accumulation units outstanding
  at the end of period                                                     16,295              13,259              2,901

JNL/Salomon Brothers U.S. Government & Quality Bond Division121

  Accumulation unit value:
    Beginning of period                                                    $14.64              $14.74             $13.61
    End of period                                                          $14.93              $14.64             $14.74
  Accumulation units outstanding
  at the end of period                                                     36,329              48,268             30,006

JNL/T. Rowe Price Established Growth Division121

  Accumulation unit value:
    Beginning of period                                                    $22.90              $17.87             $22.37
    End of period                                                          $24.71              $22.90             $17.87
  Accumulation units outstanding
  at the end of period                                                     23,915              16,265              4,031

JNL/JPMorgan International Equity Division121

  Accumulation unit value:
    Beginning of period                                                    $11.31              $8.96              $11.69
    End of period                                                          $12.92              $11.31              $8.96
  Accumulation units outstanding
  at the end of period                                                      5,218              1,109                 -

JNL/T. Rowe Price Mid-Cap Growth Division121

  Accumulation unit value:
    Beginning of period                                                    $27.68              $20.34             $26.38
    End of period                                                          $32.07              $27.68             $20.34
  Accumulation units outstanding
  at the end of period                                                     15,749              12,684              1,814






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division251

  Accumulation unit value:
    Beginning of period                                                     $9.23              $7.98                N/A
    End of period                                                           $9.63              $9.23                N/A
  Accumulation units outstanding
  at the end of period                                                       960               3,954                N/A

JNL/JPMorgan International Value Division289

  Accumulation unit value:
    Beginning of period                                                     $8.44              $5.62                N/A
    End of period                                                          $10.15              $8.44                N/A
  Accumulation units outstanding
  at the end of period                                                     35,140              48,936               N/A

JNL/PIMCO Total Return Bond Division251

  Accumulation unit value:
    Beginning of period                                                    $13.21              $12.85             $12.25
    End of period                                                          $13.55              $13.21             $12.85
  Accumulation units outstanding
  at the end of period                                                     147,393            130,556             111,887

JNL/Lazard Small Cap Value Division251

  Accumulation unit value:
    Beginning of period                                                    $12.53              $9.20              $12.18
    End of period                                                          $14.20              $12.53              $9.20
  Accumulation units outstanding
  at the end of period                                                     41,085              25,253             19,507

JNL/Lazard Mid Cap Value Division251

  Accumulation unit value:
    Beginning of period                                                    $13.66              $10.80             $13.19
    End of period                                                          $16.73              $13.66             $10.80
  Accumulation units outstanding
  at the end of period                                                     34,918              27,734              9,446

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $12.35               N/A                 N/A
    End of period                                                          $12.69               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     133,298              N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division245

  Accumulation unit value:
    Beginning of period                                                     $7.43              $5.86               $5.99
    End of period                                                           $8.12              $7.43               $5.86
  Accumulation units outstanding
  at the end of period                                                     18,787              14,573              3,534

JNL/MCM The DowSM 10 Division121

  Accumulation unit value:
    Beginning of period                                                     $9.31              $7.54               $9.29
    End of period                                                           $9.40              $9.31               $7.54
  Accumulation units outstanding
  at the end of period                                                     177,876            135,151             47,649

JNL/MCM The S&P(R) 10 Division127

  Accumulation unit value:
    Beginning of period                                                     $8.44              $7.23               $9.63
    End of period                                                           $9.75              $8.44               $7.23
  Accumulation units outstanding
  at the end of period                                                     123,189             87,585             29,281

JNL/MCM Global 15 Division127

  Accumulation unit value:
    Beginning of period                                                     $9.17              $7.01               $8.54
    End of period                                                          $11.53              $9.17               $7.01
  Accumulation units outstanding
  at the end of period                                                     131,974             90,528             28,402

JNL/MCM 25 Division127

  Accumulation unit value:
    Beginning of period                                                     $9.79              $7.51               $9.25
    End of period                                                          $11.72              $9.79               $7.51
  Accumulation units outstanding
  at the end of period                                                     157,763             91,887             31,310

JNL/MCM Select Small-Cap Division127

  Accumulation unit value:
    Beginning of period                                                    $16.31              $11.22             $13.80
    End of period                                                          $18.03              $16.31             $11.22
  Accumulation units outstanding
  at the end of period                                                     65,447              51,033             20,999






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division497

  Accumulation unit value:
    Beginning of period                                                     $6.15               N/A                 N/A
    End of period                                                           $5.60               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,928               N/A                 N/A

JNL/MCM Healthcare Sector Division493

  Accumulation unit value:
    Beginning of period                                                    $10.45               N/A                 N/A
    End of period                                                          $10.55               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,161               N/A                 N/A

JNL/MCM Financial Sector Division577

  Accumulation unit value:
    Beginning of period                                                    $10.35               N/A                 N/A
    End of period                                                          $11.86               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       240                N/A                 N/A

JNL/MCM Oil & Gas Sector Division493

  Accumulation unit value:
    Beginning of period                                                    $13.17               N/A                 N/A
    End of period                                                          $17.02               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,933               N/A                 N/A

JNL/MCM Consumer Brands Sector Division596

  Accumulation unit value:
    Beginning of period                                                     $9.90               N/A                 N/A
    End of period                                                          $10.65               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,843               N/A                 N/A

JNL/MCM Communications Sector Division678

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division148

  Accumulation unit value:
    Beginning of period                                                     $6.37              $4.86               $5.40
    End of period                                                           $7.42              $6.37               $4.86
  Accumulation units outstanding
  at the end of period                                                     16,780              20,251              6,201

JNL/FMR Balanced Division121

  Accumulation unit value:
    Beginning of period                                                     $9.30              $8.32               $9.09
    End of period                                                           $9.98              $9.30               $8.32
  Accumulation units outstanding
  at the end of period                                                     37,336              29,660              8,262

JNL/T. Rowe Price Value Division121

  Accumulation unit value:
    Beginning of period                                                    $11.45              $8.98              $11.37
    End of period                                                          $12.95              $11.45              $8.98
  Accumulation units outstanding
  at the end of period                                                     77,830              64,686             32,509

JNL/MCM S&P 500 Index Division121

  Accumulation unit value:
    Beginning of period                                                     $9.60              $7.65               $9.67
    End of period                                                          $10.37              $9.60               $7.65
  Accumulation units outstanding
  at the end of period                                                     142,077             85,800             16,925

JNL/MCM S&P 400 MidCap Index Division121

  Accumulation unit value:
    Beginning of period                                                    $11.17              $8.46              $10.81
    End of period                                                          $12.70              $11.17              $8.46
  Accumulation units outstanding
  at the end of period                                                     67,771              35,469              3,345

JNL/MCM Small Cap Index Division107

  Accumulation unit value:
    Beginning of period                                                    $11.29              $7.88              $10.37
    End of period                                                          $13.01              $11.29              $7.88
  Accumulation units outstanding
  at the end of period                                                     53,176              41,777              3,527






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division155

  Accumulation unit value:
    Beginning of period                                                    $11.44              $8.49               $8.92
    End of period                                                          $13.42              $11.44              $8.49
  Accumulation units outstanding
  at the end of period                                                     29,331              21,818              2,375

JNL/MCM Bond Index Division133

  Accumulation unit value:
    Beginning of period                                                    $10.78              $10.66             $10.09
    End of period                                                          $10.97              $10.78             $10.66
  Accumulation units outstanding
  at the end of period                                                     36,738              32,688             11,168

JNL/Oppenheimer Global Growth Division121

  Accumulation unit value:
    Beginning of period                                                     $9.63              $6.98               $9.15
    End of period                                                          $11.15              $9.63               $6.98
  Accumulation units outstanding
  at the end of period                                                     18,450              14,977              3,319

JNL/Oppenheimer Growth Division121

  Accumulation unit value:
    Beginning of period                                                     $7.89              $6.82               $8.68
    End of period                                                           $8.07              $7.89               $6.82
  Accumulation units outstanding
  at the end of period                                                     14,414              10,529              3,180

JNL/AIM Large Cap Growth Division121

  Accumulation unit value:
    Beginning of period                                                    $10.21              $8.00              $10.19
    End of period                                                          $11.03              $10.21              $8.00
  Accumulation units outstanding
  at the end of period                                                     25,134              12,197              5,096

JNL/AIM Small Cap Growth Division121

  Accumulation unit value:
    Beginning of period                                                    $11.21              $8.25              $11.00
    End of period                                                          $11.76              $11.21              $8.25
  Accumulation units outstanding
  at the end of period                                                     28,636              30,965              8,037






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division122

  Accumulation unit value:
    Beginning of period                                                     $9.35              $7.76              $10.04
    End of period                                                           $9.13              $9.35               $7.76
  Accumulation units outstanding
  at the end of period                                                        -                11,017              9,816

JNL/Select Value Division306

  Accumulation unit value:
    Beginning of period                                                    $14.45              $10.57               N/A
    End of period                                                          $16.28              $14.45               N/A
  Accumulation units outstanding
  at the end of period                                                     12,348              5,507                N/A

JNL/MCM Nasdaq 15 Division678

  Accumulation unit value:
    Beginning of period                                                    $10.03               N/A                 N/A
    End of period                                                          $10.82               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,076               N/A                 N/A

JNL/MCM Value Line 25 Division678

  Accumulation unit value:
    Beginning of period                                                     $9.91               N/A                 N/A
    End of period                                                          $11.42               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     14,728               N/A                 N/A

JNL/MCM VIP Division692

  Accumulation unit value:
    Beginning of period                                                    $10.04               N/A                 N/A
    End of period                                                          $11.07               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,293               N/A                 N/A

JNL/MCM JNL 5 Division727

  Accumulation unit value:
    Beginning of period                                                    $10.74               N/A                 N/A
    End of period                                                          $10.90               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,647               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division121

  Accumulation unit value:
    Beginning of period                                                    $11.37              $9.84              $10.87
    End of period                                                          $12.23              $11.37              $9.84
  Accumulation units outstanding
  at the end of period                                                     204,097            147,635             55,711

JNL/S&P Managed Growth Division121

  Accumulation unit value:
    Beginning of period                                                    $11.46              $9.59              $11.11
    End of period                                                          $12.53              $11.46              $9.59
  Accumulation units outstanding
  at the end of period                                                     217,716            174,553             97,686

JNL/S&P Managed Aggressive Growth Division121

  Accumulation unit value:
    Beginning of period                                                    $11.13              $8.94              $10.99
    End of period                                                          $12.30              $11.13              $8.94
  Accumulation units outstanding
  at the end of period                                                     133,837             34,011             22,896

JNL/S&P Very Aggressive Growth Division I121

  Accumulation unit value:
    Beginning of period                                                    $10.74              $8.38              $10.75
    End of period                                                          $10.95              $10.74              $8.38
  Accumulation units outstanding
  at the end of period                                                        -                6,281               3,507

JNL/S&P Equity Growth Division I121

  Accumulation unit value:
    Beginning of period                                                    $10.03              $7.88              $10.14
    End of period                                                          $10.19              $10.03              $7.88
  Accumulation units outstanding
  at the end of period                                                        -                44,010              1,552

JNL/S&P Equity Aggressive Growth Division I423

  Accumulation unit value:
    Beginning of period                                                    $10.25              $9.40                N/A
    End of period                                                          $10.45              $10.25               N/A
  Accumulation units outstanding
  at the end of period                                                        -                2,643                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division121

  Accumulation unit value:
    Beginning of period                                                     $9.90              $7.70               $9.88
    End of period                                                          $10.07              $9.90               $7.70
  Accumulation units outstanding
  at the end of period                                                        -                22,200             22,779

JNL/S&P Core Index 100 Division121

  Accumulation unit value:
    Beginning of period                                                    $10.20              $8.51               $9.86
    End of period                                                          $10.36              $10.20              $8.51
  Accumulation units outstanding
  at the end of period                                                        -                17,758             16,835

JNL/S&P Core Index 75 Division173

  Accumulation unit value:
    Beginning of period                                                    $10.06              $8.11               $8.51
    End of period                                                          $10.25              $10.06              $8.11
  Accumulation units outstanding
  at the end of period                                                        -                  -                22,074

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.85% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND THREE YEAR WITHDRAWAL CHARGE PERIOD
  COMBINATION
4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND EARNINGSMAX
  COMBINATION
4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND FIVE YEAR WITHDRAWAL
  CHARGE PERIOD GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT
20% ADDITIONAL FREE WITHDRAWAL AND COMBINATION 4% ROLL-UP AND HIGHEST
  ANNIVERSARY VALUE DEATH BENEFIT
20% ADDITIONAL FREE WITHDRAWAL AND FIVE YEAR WITHDRAWAL CHARGE PERIOD GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH
$1 MILLION PREMIUM ADMINISTRATIVE FEE WAIVER AND GUARANTEED MINIMUM WITHDRAWAL
  BENEFIT RELAUNCH AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT
20% ADDITIONAL FREE WITHDRAWAL AND FIVE YEAR WITHDRAWAL CHARGE PERIOD
5% ROLL-UP DEATH BENEFIT AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH
4% ROLL-UP DEATH BENEFIT AND FIVE YEAR WITHDRAWAL CHARGE PERIOD
20% ADDITIONAL FREE WITHDRAWAL AND EARNINGSMAX
EARNINGSMAX AND FIVE YEAR WITHDRAWAL CHARGE PERIOD
$1 MILLION PREMIUM ADMINISTRATIVE FEE WAIVER AND 5% ROLL-UP DEATH BENEFIT AND
  EARNINGSMAX
$1 MILLION PREMIUM ADMINISTRATIVE FEE WAIVER AND EARNINGSMAX AND THREE YEAR
  WITHDRAWAL CHARGE PERIOD
COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH
GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH AND HIGHEST ANNIVERSARY VALUE
  DEATH BENEFIT

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division86

  Accumulation unit value:
    Beginning of period                                                    $22.81              $17.15             $23.08
    End of period                                                          $25.01              $22.81             $17.15
  Accumulation units outstanding
  at the end of period                                                      3,955                -                   -

JNL/FMR Capital Growth Division518

  Accumulation unit value:
    Beginning of period                                                    $17.98               N/A                 N/A
    End of period                                                          $20.12               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,005               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Global Growth Division593

  Accumulation unit value:
    Beginning of period                                                    $20.23               N/A                 N/A
    End of period                                                          $22.22               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,119               N/A                 N/A

JNL/Alger Growth Division78

  Accumulation unit value:
    Beginning of period                                                    $16.24              $12.23             $17.90
    End of period                                                          $16.74              $16.24             $12.23
  Accumulation units outstanding
  at the end of period                                                      4,544               645                  -

JNL/Eagle Core Equity Division61

  Accumulation unit value:
    Beginning of period                                                    $15.86              $12.98             $16.26
    End of period                                                          $16.56              $15.86             $12.98
  Accumulation units outstanding
  at the end of period                                                     13,668                -                   -

JNL/Eagle SmallCap Equity Division99

  Accumulation unit value:
    Beginning of period                                                    $16.17              $11.77             $16.61
    End of period                                                          $18.86              $16.17             $11.77
  Accumulation units outstanding
  at the end of period                                                     10,926               638                  -

JNL/Select Balanced Division76

  Accumulation unit value:
    Beginning of period                                                    $20.26              $16.98             $18.33
    End of period                                                          $22.05              $20.26             $16.98
  Accumulation units outstanding
  at the end of period                                                     64,484              3,839                 -

JNL/Putnam Equity Division461

  Accumulation unit value:
    Beginning of period                                                    $17.43              $16.54               N/A
    End of period                                                          $19.34              $17.43               N/A
  Accumulation units outstanding
  at the end of period                                                      1,380               657                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/PPM America High Yield Bond Division61

  Accumulation unit value:
    Beginning of period                                                    $14.91              $12.80             $12.62
    End of period                                                          $15.37              $14.91             $12.80
  Accumulation units outstanding
  at the end of period                                                        -                 726                  -

JNL/Select Money Market Division61

  Accumulation unit value:
    Beginning of period                                                    $11.83              $12.00             $12.08
    End of period                                                          $11.70              $11.83             $12.00
  Accumulation units outstanding
  at the end of period                                                     16,421               122                  -

JNL/Putnam Value Equity Division87

  Accumulation unit value:
    Beginning of period                                                    $17.62              $14.41             $18.17
    End of period                                                          $18.99              $17.62             $14.41
  Accumulation units outstanding
  at the end of period                                                      3,686               820                  -

JNL/Salomon Brothers Strategic Bond Division76

  Accumulation unit value:
    Beginning of period                                                    $17.00              $15.25             $14.57
    End of period                                                          $17.84              $17.00             $15.25
  Accumulation units outstanding
  at the end of period                                                     22,099              4,967                 -

JNL/Salomon Brothers U.S. Government & Quality Bond Division61

  Accumulation unit value:
    Beginning of period                                                    $14.64              $14.74             $13.69
    End of period                                                          $14.92              $14.64             $14.74
  Accumulation units outstanding
  at the end of period                                                     14,904              4,882                 -

JNL/T. Rowe Price Established Growth Division61

  Accumulation unit value:
    Beginning of period                                                    $22.89              $17.86             $22.36
    End of period                                                          $24.69              $22.89             $17.86
  Accumulation units outstanding
  at the end of period                                                     13,720               483                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/JPMorgan International Equity Division94

  Accumulation unit value:
    Beginning of period                                                    $11.30              $8.96              $11.43
    End of period                                                          $12.91              $11.30              $8.96
  Accumulation units outstanding
  at the end of period                                                      7,203                -                   -

JNL/T. Rowe Price Mid-Cap Growth Division89

  Accumulation unit value:
    Beginning of period                                                    $27.67              $20.33             $26.14
    End of period                                                          $32.06              $27.67             $20.33
  Accumulation units outstanding
  at the end of period                                                     10,766               809                  -

JNL/Alliance Capital Growth Division556

  Accumulation unit value:
    Beginning of period                                                     $9.44               N/A                 N/A
    End of period                                                           $9.63               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,182               N/A                 N/A

JNL/JPMorgan International Value Division494

  Accumulation unit value:
    Beginning of period                                                     $8.71               N/A                 N/A
    End of period                                                          $10.15               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     34,357               N/A                 N/A

JNL/PIMCO Total Return Bond Division51

  Accumulation unit value:
    Beginning of period                                                    $13.21              $12.84             $12.23
    End of period                                                          $13.54              $13.21             $12.84
  Accumulation units outstanding
  at the end of period                                                     106,846             6,592                 -

JNL/Lazard Small Cap Value Division78

  Accumulation unit value:
    Beginning of period                                                    $12.53              $9.19              $11.98
    End of period                                                          $14.19              $12.53              $9.19
  Accumulation units outstanding
  at the end of period                                                     16,932              1,596                 -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Lazard Mid Cap Value Division89

  Accumulation unit value:
    Beginning of period                                                    $13.66              $10.79             $13.14
    End of period                                                          $16.72              $13.66             $10.79
  Accumulation units outstanding
  at the end of period                                                     22,243               693                  -

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $12.34               N/A                 N/A
    End of period                                                          $12.69               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     32,225               N/A                 N/A

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division444

  Accumulation unit value:
    Beginning of period                                                     $7.43              $6.95                N/A
    End of period                                                           $8.12              $7.43                N/A
  Accumulation units outstanding
  at the end of period                                                     88,210              1,440                N/A

JNL/MCM The DowSM 10 Division51

  Accumulation unit value:
    Beginning of period                                                     $9.30              $7.54               $8.31
    End of period                                                           $9.40              $9.30               $7.54
  Accumulation units outstanding
  at the end of period                                                     365,597             23,876                -

JNL/MCM The S&P(R) 10 Division426

  Accumulation unit value:
    Beginning of period                                                     $8.44              $7.64                N/A
    End of period                                                           $9.75              $8.44                N/A
  Accumulation units outstanding
  at the end of period                                                     336,468             25,797               N/A

JNL/MCM Global 15 Division426

  Accumulation unit value:
    Beginning of period                                                     $9.17              $8.88                N/A
    End of period                                                          $11.53              $9.17                N/A
  Accumulation units outstanding
  at the end of period                                                     302,547             23,502               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM 25 Division426

  Accumulation unit value:
    Beginning of period                                                     $9.79              $8.53                N/A
    End of period                                                          $11.72              $9.79                N/A
  Accumulation units outstanding
  at the end of period                                                     289,840             22,628               N/A

JNL/MCM Select Small-Cap Division426

  Accumulation unit value:
    Beginning of period                                                    $16.31              $15.04               N/A
    End of period                                                          $18.02              $16.31               N/A
  Accumulation units outstanding
  at the end of period                                                     175,707             13,309               N/A

JNL/MCM Technology Sector Division512

  Accumulation unit value:
    Beginning of period                                                     $5.80               N/A                 N/A
    End of period                                                           $5.60               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     32,910               N/A                 N/A

JNL/MCM Healthcare Sector Division527

  Accumulation unit value:
    Beginning of period                                                    $10.75               N/A                 N/A
    End of period                                                          $10.54               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     30,921               N/A                 N/A

JNL/MCM Financial Sector Division567

  Accumulation unit value:
    Beginning of period                                                    $10.57               N/A                 N/A
    End of period                                                          $11.86               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     20,813               N/A                 N/A

JNL/MCM Oil & Gas Sector Division608

  Accumulation unit value:
    Beginning of period                                                    $14.58               N/A                 N/A
    End of period                                                          $17.02               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     16,972               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Consumer Brands Sector Division594

  Accumulation unit value:
    Beginning of period                                                     $9.94               N/A                 N/A
    End of period                                                          $10.66               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       192                N/A                 N/A

JNL/MCM Communications Sector Division608

  Accumulation unit value:
    Beginning of period                                                     $3.95               N/A                 N/A
    End of period                                                           $4.45               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,814               N/A                 N/A

JNL/Putnam Midcap Growth Division589

  Accumulation unit value:
    Beginning of period                                                     $6.64               N/A                 N/A
    End of period                                                           $7.42               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,495               N/A                 N/A

JNL/FMR Balanced Division76

  Accumulation unit value:
    Beginning of period                                                     $9.29              $8.32               $9.22
    End of period                                                           $9.98              $9.29               $8.32
  Accumulation units outstanding
  at the end of period                                                     16,637                -                   -

JNL/T. Rowe Price Value Division61

  Accumulation unit value:
    Beginning of period                                                    $11.44              $8.98              $10.90
    End of period                                                          $12.94              $11.44              $8.98
  Accumulation units outstanding
  at the end of period                                                     35,025              1,470                 -

JNL/MCM S&P 500 Index Division99

  Accumulation unit value:
    Beginning of period                                                     $9.60              $7.65               $9.68
    End of period                                                          $10.37              $9.60               $7.65
  Accumulation units outstanding
  at the end of period                                                     224,538             2,403                 -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM S&P 400 MidCap Index Division86

  Accumulation unit value:
    Beginning of period                                                    $11.17              $8.45              $10.65
    End of period                                                          $12.69              $11.17              $8.45
  Accumulation units outstanding
  at the end of period                                                     118,513             1,574                 -

JNL/MCM Small Cap Index Division435

  Accumulation unit value:
    Beginning of period                                                    $11.29              $10.57               N/A
    End of period                                                          $13.01              $11.29               N/A
  Accumulation units outstanding
  at the end of period                                                     118,503              628                 N/A

JNL/MCM International Index Division435

  Accumulation unit value:
    Beginning of period                                                    $11.44              $10.52               N/A
    End of period                                                          $13.42              $11.44               N/A
  Accumulation units outstanding
  at the end of period                                                     105,980              628                 N/A

JNL/MCM Bond Index Division435

  Accumulation unit value:
    Beginning of period                                                    $10.78              $10.63               N/A
    End of period                                                          $10.97              $10.78               N/A
  Accumulation units outstanding
  at the end of period                                                     97,856              7,280                N/A

JNL/Oppenheimer Global Growth Division99

  Accumulation unit value:
    Beginning of period                                                     $9.63              $6.98               $9.14
    End of period                                                          $11.15              $9.63               $6.98
  Accumulation units outstanding
  at the end of period                                                     24,485               840                  -

JNL/Oppenheimer Growth Division99

  Accumulation unit value:
    Beginning of period                                                     $7.89              $6.82               $8.79
    End of period                                                           $8.07              $7.89               $6.82
  Accumulation units outstanding
  at the end of period                                                     19,700              1,275                 -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Large Cap Growth Division99

  Accumulation unit value:
    Beginning of period                                                    $10.21              $8.00              $10.30
    End of period                                                          $11.03              $10.21              $8.00
  Accumulation units outstanding
  at the end of period                                                     28,396                -                   -

JNL/AIM Small Cap Growth Division86

  Accumulation unit value:
    Beginning of period                                                    $11.21              $8.25              $11.02
    End of period                                                          $11.76              $11.21              $8.25
  Accumulation units outstanding
  at the end of period                                                      8,388               982                  -

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division494

  Accumulation unit value:
    Beginning of period                                                    $14.53               N/A                 N/A
    End of period                                                          $16.28               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     17,334               N/A                 N/A

JNL/MCM Nasdaq 15 Division714

  Accumulation unit value:
    Beginning of period                                                    $10.55               N/A                 N/A
    End of period                                                          $10.82               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       781                N/A                 N/A

JNL/MCM Value Line 25 Division690

  Accumulation unit value:
    Beginning of period                                                     $9.53               N/A                 N/A
    End of period                                                          $11.42               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     40,490               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM VIP Division702

  Accumulation unit value:
    Beginning of period                                                    $10.38               N/A                 N/A
    End of period                                                          $11.07               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     25,401               N/A                 N/A

JNL/MCM JNL 5 Division690

  Accumulation unit value:
    Beginning of period                                                     $9.62               N/A                 N/A
    End of period                                                          $10.90               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     118,079              N/A                 N/A

JNL/S&P Managed Moderate Growth Division51

  Accumulation unit value:
    Beginning of period                                                    $11.37              $9.84              $10.67
    End of period                                                          $12.23              $11.37              $9.84
  Accumulation units outstanding
  at the end of period                                                     167,583              676                  -

JNL/S&P Managed Growth Division57

  Accumulation unit value:
    Beginning of period                                                    $11.45              $9.58              $10.72
    End of period                                                          $12.52              $11.45              $9.58
  Accumulation units outstanding
  at the end of period                                                     399,894             4,498                 -

JNL/S&P Managed Aggressive Growth Division57

  Accumulation unit value:
    Beginning of period                                                    $11.13              $8.94              $10.56
    End of period                                                          $12.30              $11.13              $8.94
  Accumulation units outstanding
  at the end of period                                                     135,933             11,437                -

JNL/S&P Very Aggressive Growth Division I57

  Accumulation unit value:
    Beginning of period                                                    $10.73              $8.37              $10.36
    End of period                                                          $10.95              $10.73              $8.37
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Equity Growth Division I103

  Accumulation unit value:
    Beginning of period                                                    $10.02              $7.88               $9.93
    End of period                                                          $10.18              $10.02              $7.88
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Equity Aggressive Growth Division I585

  Accumulation unit value:
    Beginning of period                                                    $10.12               N/A                 N/A
    End of period                                                          $10.44               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Core Index 50 Division51

  Accumulation unit value:
    Beginning of period                                                     $9.90              $7.70               $9.60
    End of period                                                          $10.07              $9.90               $7.70
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Core Index 100 Division111

  Accumulation unit value:
    Beginning of period                                                    $10.20              $8.51               $9.75
    End of period                                                          $10.35              $10.20              $8.51
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Core Index 75 Division635

  Accumulation unit value:
    Beginning of period                                                     $9.65               N/A                 N/A
    End of period                                                          $10.24               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Managed Conservative Division678

  Accumulation unit value:
    Beginning of period                                                     $9.98               N/A                 N/A
    End of period                                                          $10.30               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     24,604               N/A                 N/A


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Division688

  Accumulation unit value:
    Beginning of period                                                     $9.91               N/A                 N/A
    End of period                                                          $10.49               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     22,558               N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.86% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
COMPOUNDING DEATH BENEFIT AND PREMIUM CREDIT 4%
MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM CREDIT 4%
$1 MILLION PREMIUM ADMINISTRATIVE FEE WAIVER AND EARNINGSMAX AND PREMIUM
  CREDIT 4%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division109

  Accumulation unit value:
    Beginning of period                                                    $22.79              $17.14             $20.76
    End of period                                                          $24.98              $22.79             $17.14
  Accumulation units outstanding
  at the end of period                                                     83,244              62,874             38,399

JNL/FMR Capital Growth Division115

  Accumulation unit value:
    Beginning of period                                                    $17.35              $13.03             $16.63
    End of period                                                          $20.10              $17.35             $13.03
  Accumulation units outstanding
  at the end of period                                                     24,705              33,366              7,157

JNL/Select Global Growth Division666

  Accumulation unit value:
    Beginning of period                                                    $19.99               N/A                 N/A
    End of period                                                          $22.20               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,040               N/A                 N/A

JNL/Alger Growth Division109

  Accumulation unit value:
    Beginning of period                                                    $16.23              $12.22             $16.06
    End of period                                                          $16.73              $16.23             $12.22
  Accumulation units outstanding
  at the end of period                                                     80,854              97,840             26,974






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division107

  Accumulation unit value:
    Beginning of period                                                    $15.85              $12.97             $16.12
    End of period                                                          $16.54              $15.85             $12.97
  Accumulation units outstanding
  at the end of period                                                     94,796             124,563             25,691

JNL/Eagle SmallCap Equity Division109

  Accumulation unit value:
    Beginning of period                                                    $16.16              $11.76             $15.98
    End of period                                                          $18.84              $16.16             $11.76
  Accumulation units outstanding
  at the end of period                                                     60,486              54,973             37,933

JNL/Select Balanced Division107

  Accumulation unit value:
    Beginning of period                                                    $20.24              $16.96             $18.30
    End of period                                                          $22.03              $20.24             $16.96
  Accumulation units outstanding
  at the end of period                                                     244,818            148,408             92,571

JNL/Putnam Equity Division115

  Accumulation unit value:
    Beginning of period                                                    $17.41              $13.94             $17.22
    End of period                                                          $19.32              $17.41             $13.94
  Accumulation units outstanding
  at the end of period                                                     23,041              31,520              2,949

JNL/PPM America High Yield Bond Division107

  Accumulation unit value:
    Beginning of period                                                    $14.90              $12.79             $12.93
    End of period                                                          $15.35              $14.90             $12.79
  Accumulation units outstanding
  at the end of period                                                        -               335,490             57,468

JNL/Select Money Market Division107

  Accumulation unit value:
    Beginning of period                                                    $11.83              $12.00             $12.07
    End of period                                                          $11.70              $11.83             $12.00
  Accumulation units outstanding
  at the end of period                                                     219,326            160,964             350,802






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division109

  Accumulation unit value:
    Beginning of period                                                    $17.61              $14.40             $17.26
    End of period                                                          $18.97              $17.61             $14.40
  Accumulation units outstanding
  at the end of period                                                     99,195             100,690             58,132

JNL/Salomon Brothers Strategic Bond Division107

  Accumulation unit value:
    Beginning of period                                                    $16.98              $15.24             $14.70
    End of period                                                          $17.82              $16.98             $15.24
  Accumulation units outstanding
  at the end of period                                                     128,050            111,725             27,625

JNL/Salomon Brothers U.S. Government & Quality Bond Division107

  Accumulation unit value:
    Beginning of period                                                    $14.62              $14.73             $13.65
    End of period                                                          $14.91              $14.62             $14.73
  Accumulation units outstanding
  at the end of period                                                     228,413            246,063             215,666

JNL/T. Rowe Price Established Growth Division107

  Accumulation unit value:
    Beginning of period                                                    $22.87              $17.85             $22.00
    End of period                                                          $24.67              $22.87             $17.85
  Accumulation units outstanding
  at the end of period                                                     143,503            138,451             30,173

JNL/JPMorgan International Equity Division118

  Accumulation unit value:
    Beginning of period                                                    $11.29              $8.95              $11.68
    End of period                                                          $12.90              $11.29              $8.95
  Accumulation units outstanding
  at the end of period                                                     106,210            132,887             102,860

JNL/T. Rowe Price Mid-Cap Growth Division109

  Accumulation unit value:
    Beginning of period                                                    $27.64              $20.32             $25.16
    End of period                                                          $32.03              $27.64             $20.32
  Accumulation units outstanding
  at the end of period                                                     186,102            163,479             62,216






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division113

  Accumulation unit value:
    Beginning of period                                                     $9.22              $7.56               $9.34
    End of period                                                           $9.62              $9.22               $7.56
  Accumulation units outstanding
  at the end of period                                                     124,827            196,906             151,176

JNL/JPMorgan International Value Division247

  Accumulation unit value:
    Beginning of period                                                     $8.43              $6.16               $6.12
    End of period                                                          $10.14              $8.43               $6.16
  Accumulation units outstanding
  at the end of period                                                     145,976             84,342               675

JNL/PIMCO Total Return Bond Division107

  Accumulation unit value:
    Beginning of period                                                    $13.20              $12.84             $12.24
    End of period                                                          $13.54              $13.20             $12.84
  Accumulation units outstanding
  at the end of period                                                     668,281            605,514             285,005

JNL/Lazard Small Cap Value Division109

  Accumulation unit value:
    Beginning of period                                                    $12.52              $9.19              $11.95
    End of period                                                          $14.18              $12.52              $9.19
  Accumulation units outstanding
  at the end of period                                                     233,561            267,501             116,883

JNL/Lazard Mid Cap Value Division109

  Accumulation unit value:
    Beginning of period                                                    $13.65              $10.79             $12.93
    End of period                                                          $16.71              $13.65             $10.79
  Accumulation units outstanding
  at the end of period                                                     325,666            212,988             118,377

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $12.33               N/A                 N/A
    End of period                                                          $12.63               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     373,769              N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division114

  Accumulation unit value:
    Beginning of period                                                     $7.43              $5.86               $7.28
    End of period                                                           $8.11              $7.43               $5.86
  Accumulation units outstanding
  at the end of period                                                     264,467            209,906             62,361

JNL/MCM The DowSM 10 Division109

  Accumulation unit value:
    Beginning of period                                                     $9.30              $7.53               $8.90
    End of period                                                           $9.39              $9.30               $7.53
  Accumulation units outstanding
  at the end of period                                                    1,091,274           935,790             410,448

JNL/MCM The S&P(R) 10 Division113

  Accumulation unit value:
    Beginning of period                                                     $8.44              $7.23               $9.50
    End of period                                                           $9.74              $8.44               $7.23
  Accumulation units outstanding
  at the end of period                                                     800,188            719,372             276,246

JNL/MCM Global 15 Division113

  Accumulation unit value:
    Beginning of period                                                     $9.16              $7.01               $8.76
    End of period                                                          $11.52              $9.16               $7.01
  Accumulation units outstanding
  at the end of period                                                     797,216            668,113             282,233

JNL/MCM 25 Division113

  Accumulation unit value:
    Beginning of period                                                     $9.79              $7.51               $9.44
    End of period                                                          $11.71              $9.79               $7.51
  Accumulation units outstanding
  at the end of period                                                     805,224            717,214             317,029

JNL/MCM Select Small-Cap Division113

  Accumulation unit value:
    Beginning of period                                                    $16.30              $11.22             $14.55
    End of period                                                          $18.01              $16.30             $11.22
  Accumulation units outstanding
  at the end of period                                                     444,449            440,702             189,004






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division491

  Accumulation unit value:
    Beginning of period                                                     $6.01               N/A                 N/A
    End of period                                                           $5.60               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     59,348               N/A                 N/A

JNL/MCM Healthcare Sector Division475

  Accumulation unit value:
    Beginning of period                                                    $10.38              $10.15               N/A
    End of period                                                          $10.54              $10.38               N/A
  Accumulation units outstanding
  at the end of period                                                     65,317              5,231                N/A

JNL/MCM Financial Sector Division479

  Accumulation unit value:
    Beginning of period                                                    $10.64              $10.43               N/A
    End of period                                                          $11.85              $10.64               N/A
  Accumulation units outstanding
  at the end of period                                                     33,670               387                 N/A

JNL/MCM Oil & Gas Sector Division479

  Accumulation unit value:
    Beginning of period                                                    $13.00              $12.78               N/A
    End of period                                                          $17.01              $13.00               N/A
  Accumulation units outstanding
  at the end of period                                                     44,526               399                 N/A

JNL/MCM Consumer Brands Sector Division478

  Accumulation unit value:
    Beginning of period                                                     $9.85              $9.67                N/A
    End of period                                                          $10.65              $9.85                N/A
  Accumulation units outstanding
  at the end of period                                                      2,506               268                 N/A

JNL/MCM Communications Sector Division503

  Accumulation unit value:
    Beginning of period                                                     $4.13               N/A                 N/A
    End of period                                                           $4.45               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     15,024               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division118

  Accumulation unit value:
    Beginning of period                                                     $6.37              $4.86               $6.57
    End of period                                                           $7.42              $6.37               $4.86
  Accumulation units outstanding
  at the end of period                                                     78,978              79,115             21,834

JNL/FMR Balanced Division107

  Accumulation unit value:
    Beginning of period                                                     $9.29              $8.32               $9.04
    End of period                                                           $9.98              $9.29               $8.32
  Accumulation units outstanding
  at the end of period                                                     208,797            160,864             90,759

JNL/T. Rowe Price Value Division107

  Accumulation unit value:
    Beginning of period                                                    $11.44              $8.97              $11.18
    End of period                                                          $12.94              $11.44              $8.97
  Accumulation units outstanding
  at the end of period                                                     543,230            498,153             199,648

JNL/MCM S&P 500 Index Division110

  Accumulation unit value:
    Beginning of period                                                     $9.63              $7.68               $9.17
    End of period                                                          $10.41              $9.63               $7.68
  Accumulation units outstanding
  at the end of period                                                    1,117,373          1,038,480            301,613

JNL/MCM S&P 400 MidCap Index Division112

  Accumulation unit value:
    Beginning of period                                                    $11.17              $8.45              $10.56
    End of period                                                          $12.69              $11.17              $8.45
  Accumulation units outstanding
  at the end of period                                                     546,525            571,390             219,769

JNL/MCM Small Cap Index Division112

  Accumulation unit value:
    Beginning of period                                                    $11.28              $7.88              $10.37
    End of period                                                          $13.00              $11.28              $7.88
  Accumulation units outstanding
  at the end of period                                                     508,548            530,792             212,147






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division112

  Accumulation unit value:
    Beginning of period                                                    $11.44              $8.49              $10.43
    End of period                                                          $13.42              $11.44              $8.49
  Accumulation units outstanding
  at the end of period                                                     501,065            484,553             164,277

JNL/MCM Bond Index Division112

  Accumulation unit value:
    Beginning of period                                                    $10.78              $10.66              $9.97
    End of period                                                          $10.96              $10.78             $10.66
  Accumulation units outstanding
  at the end of period                                                     552,371            463,567             116,168

JNL/Oppenheimer Global Growth Division109

  Accumulation unit value:
    Beginning of period                                                     $9.63              $6.98               $8.90
    End of period                                                          $11.15              $9.63               $6.98
  Accumulation units outstanding
  at the end of period                                                     249,403            221,909             135,922

JNL/Oppenheimer Growth Division109

  Accumulation unit value:
    Beginning of period                                                     $7.89              $6.82               $8.46
    End of period                                                           $8.07              $7.89               $6.82
  Accumulation units outstanding
  at the end of period                                                     87,323              78,609             22,326

JNL/AIM Large Cap Growth Division109

  Accumulation unit value:
    Beginning of period                                                    $10.21              $8.00               $9.64
    End of period                                                          $11.02              $10.21              $8.00
  Accumulation units outstanding
  at the end of period                                                     205,838            161,477             52,367

JNL/AIM Small Cap Growth Division113

  Accumulation unit value:
    Beginning of period                                                    $11.21              $8.25              $10.63
    End of period                                                          $11.76              $11.21              $8.25
  Accumulation units outstanding
  at the end of period                                                     121,925            144,060             78,737






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division110

  Accumulation unit value:
    Beginning of period                                                     $9.34              $7.76               $9.89
    End of period                                                           $9.13              $9.34               $7.76
  Accumulation units outstanding
  at the end of period                                                        -                29,114              6,642

JNL/Select Value Division212

  Accumulation unit value:
    Beginning of period                                                    $14.45              $10.92             $10.72
    End of period                                                          $16.28              $14.45             $10.92
  Accumulation units outstanding
  at the end of period                                                     128,590             99,372              1,487

JNL/MCM Nasdaq 15 Division710

  Accumulation unit value:
    Beginning of period                                                    $10.59               N/A                 N/A
    End of period                                                          $10.82               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,115               N/A                 N/A

JNL/MCM Value Line 25 Division677

  Accumulation unit value:
    Beginning of period                                                    $10.02               N/A                 N/A
    End of period                                                          $11.42               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     57,110               N/A                 N/A

JNL/MCM VIP Division677

  Accumulation unit value:
    Beginning of period                                                    $10.05               N/A                 N/A
    End of period                                                          $11.07               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     21,465               N/A                 N/A

JNL/MCM JNL 5 Division687

  Accumulation unit value:
    Beginning of period                                                     $9.68               N/A                 N/A
    End of period                                                          $10.90               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     74,806               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division107

  Accumulation unit value:
    Beginning of period                                                    $11.36              $9.83              $10.78
    End of period                                                          $12.22              $11.36              $9.83
  Accumulation units outstanding
  at the end of period                                                    1,426,480          1,325,854            533,868

JNL/S&P Managed Growth Division107

  Accumulation unit value:
    Beginning of period                                                    $11.45              $9.58              $11.01
    End of period                                                          $12.52              $11.45              $9.58
  Accumulation units outstanding
  at the end of period                                                    2,092,735          1,798,215           1,562,842

JNL/S&P Managed Aggressive Growth Division108

  Accumulation unit value:
    Beginning of period                                                    $11.12              $8.93              $10.82
    End of period                                                          $12.29              $11.12              $8.93
  Accumulation units outstanding
  at the end of period                                                    1,363,476           432,846             247,080

JNL/S&P Very Aggressive Growth Division I115

  Accumulation unit value:
    Beginning of period                                                    $10.73              $8.37              $10.68
    End of period                                                          $10.94              $10.73              $8.37
  Accumulation units outstanding
  at the end of period                                                        -                79,032             13,184

JNL/S&P Equity Growth Division I109

  Accumulation unit value:
    Beginning of period                                                    $10.02              $7.88               $9.74
    End of period                                                          $10.18              $10.02              $7.88
  Accumulation units outstanding
  at the end of period                                                        -               267,055             195,936

JNL/S&P Equity Aggressive Growth Division I109

  Accumulation unit value:
    Beginning of period                                                    $10.24              $8.03               $9.90
    End of period                                                          $10.44              $10.24              $8.03
  Accumulation units outstanding
  at the end of period                                                        -               196,503             141,261






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division118

  Accumulation unit value:
    Beginning of period                                                     $9.90              $7.70               $9.88
    End of period                                                          $10.06              $9.90               $7.70
  Accumulation units outstanding
  at the end of period                                                        -                32,327             36,938

JNL/S&P Core Index 100 Division114

  Accumulation unit value:
    Beginning of period                                                    $10.20              $8.51               $9.67
    End of period                                                          $10.35              $10.20              $8.51
  Accumulation units outstanding
  at the end of period                                                        -               164,170             128,473

JNL/S&P Core Index 75 Division109

  Accumulation unit value:
    Beginning of period                                                    $10.06              $8.10               $9.50
    End of period                                                          $10.24              $10.06              $8.10
  Accumulation units outstanding
  at the end of period                                                        -                85,229             49,126

JNL/S&P Managed Conservative Division683

  Accumulation unit value:
    Beginning of period                                                     $9.95               N/A                 N/A
    End of period                                                          $10.30               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,989               N/A                 N/A

JNL/S&P Managed Moderate Division678

  Accumulation unit value:
    Beginning of period                                                     $9.97               N/A                 N/A
    End of period                                                          $10.49               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,703               N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.87% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND PREMIUM CREDIT 3%
4% ROLL-UP DEATH BENEFIT AND PREMIUM CREDIT 3%
EARNINGSMAX AND PREMIUM CREDIT 3%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division44

  Accumulation unit value:
    Beginning of period                                                    $22.77              $17.13             $23.80
    End of period                                                          $24.96              $22.77             $17.13
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/FMR Capital Growth Division82

  Accumulation unit value:
    Beginning of period                                                    $17.34              $13.02             $16.83
    End of period                                                          $20.08              $17.34             $13.02
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division62

  Accumulation unit value:
    Beginning of period                                                    $16.21              $12.21             $17.15
    End of period                                                          $16.71              $16.21             $12.21
  Accumulation units outstanding
  at the end of period                                                       75                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division44

  Accumulation unit value:
    Beginning of period                                                    $15.84              $12.96             $16.20
    End of period                                                          $16.53              $15.84             $12.96
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Eagle SmallCap Equity Division49

  Accumulation unit value:
    Beginning of period                                                    $16.14              $11.75             $14.92
    End of period                                                          $18.82              $16.14             $11.75
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Select Balanced Division44

  Accumulation unit value:
    Beginning of period                                                    $20.22              $16.95             $17.71
    End of period                                                          $22.01              $20.22             $16.95
  Accumulation units outstanding
  at the end of period                                                     11,711                -                   -

JNL/Putnam Equity Division84

  Accumulation unit value:
    Beginning of period                                                    $17.39              $13.93             $17.92
    End of period                                                          $19.30              $17.39             $13.93
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/PPM America High Yield Bond Division44

  Accumulation unit value:
    Beginning of period                                                    $14.89              $12.78             $12.74
    End of period                                                          $15.34              $14.89             $12.78
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Select Money Market Division59

  Accumulation unit value:
    Beginning of period                                                    $11.81              $11.98             $12.06
    End of period                                                          $11.68              $11.81             $11.98
  Accumulation units outstanding
  at the end of period                                                      2,534                -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division44

  Accumulation unit value:
    Beginning of period                                                    $17.59              $14.39             $17.68
    End of period                                                          $18.95              $17.59             $14.39
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Salomon Brothers Strategic Bond Division44

  Accumulation unit value:
    Beginning of period                                                    $16.97              $15.23             $14.43
    End of period                                                          $17.80              $16.97             $15.23
  Accumulation units outstanding
  at the end of period                                                      8,188                -                   -

JNL/Salomon Brothers U.S. Government & Quality Bond Division44

  Accumulation unit value:
    Beginning of period                                                    $14.61              $14.71             $13.60
    End of period                                                          $14.89              $14.61             $14.71
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/T. Rowe Price Established Growth Division44

  Accumulation unit value:
    Beginning of period                                                    $22.85              $17.84             $22.54
    End of period                                                          $24.65              $22.85             $17.84
  Accumulation units outstanding
  at the end of period                                                       591                 -                   -

JNL/JPMorgan International Equity Division91

  Accumulation unit value:
    Beginning of period                                                    $11.28              $8.95              $11.44
    End of period                                                          $12.88              $11.28              $8.95
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/T. Rowe Price Mid-Cap Growth Division49

  Accumulation unit value:
    Beginning of period                                                    $27.62              $20.30             $24.50
    End of period                                                          $31.99              $27.62             $20.30
  Accumulation units outstanding
  at the end of period                                                       680                497                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division49

  Accumulation unit value:
    Beginning of period                                                     $9.22              $7.55              $10.00
    End of period                                                           $9.62              $9.22               $7.55
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/JPMorgan International Value Division421

  Accumulation unit value:
    Beginning of period                                                     $8.43              $7.18                N/A
    End of period                                                          $10.13              $8.43                N/A
  Accumulation units outstanding
  at the end of period                                                      5,263              2,137                N/A

JNL/PIMCO Total Return Bond Division43

  Accumulation unit value:
    Beginning of period                                                    $13.19              $12.83             $12.17
    End of period                                                          $13.53              $13.19             $12.83
  Accumulation units outstanding
  at the end of period                                                     16,522                -                   -

JNL/Lazard Small Cap Value Division46

  Accumulation unit value:
    Beginning of period                                                    $12.51              $9.18              $11.31
    End of period                                                          $14.17              $12.51              $9.18
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Lazard Mid Cap Value Division46

  Accumulation unit value:
    Beginning of period                                                    $13.64              $10.78             $12.89
    End of period                                                          $16.70              $13.64             $10.78
  Accumulation units outstanding
  at the end of period                                                      2,648                -                   -

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $12.33               N/A                 N/A
    End of period                                                          $12.67               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,884               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division67

  Accumulation unit value:
    Beginning of period                                                     $7.42              $5.86               $7.86
    End of period                                                           $8.11              $7.42               $5.86
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM The DowSM 10 Division62

  Accumulation unit value:
    Beginning of period                                                     $9.30              $7.53               $8.92
    End of period                                                           $9.39              $9.30               $7.53
  Accumulation units outstanding
  at the end of period                                                     23,516                -                   -

JNL/MCM The S&P(R) 10 Division525

  Accumulation unit value:
    Beginning of period                                                     $8.60               N/A                 N/A
    End of period                                                           $9.74               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,030               N/A                 N/A

JNL/MCM Global 15 Division520

  Accumulation unit value:
    Beginning of period                                                    $10.10               N/A                 N/A
    End of period                                                          $11.51               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     24,058               N/A                 N/A

JNL/MCM 25 Division517

  Accumulation unit value:
    Beginning of period                                                     $9.93               N/A                 N/A
    End of period                                                          $11.70               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     33,377               N/A                 N/A

JNL/MCM Select Small-Cap Division520

  Accumulation unit value:
    Beginning of period                                                    $15.70               N/A                 N/A
    End of period                                                          $18.00               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      9,723               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division528

  Accumulation unit value:
    Beginning of period                                                     $5.64               N/A                 N/A
    End of period                                                           $5.59               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,103               N/A                 N/A

JNL/MCM Healthcare Sector Division528

  Accumulation unit value:
    Beginning of period                                                    $10.80               N/A                 N/A
    End of period                                                          $10.53               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,760               N/A                 N/A

JNL/MCM Financial Sector Division598

  Accumulation unit value:
    Beginning of period                                                    $10.67               N/A                 N/A
    End of period                                                          $11.85               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       358                N/A                 N/A

JNL/MCM Oil & Gas Sector Division528

  Accumulation unit value:
    Beginning of period                                                    $14.00               N/A                 N/A
    End of period                                                          $17.00               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,316               N/A                 N/A

JNL/MCM Consumer Brands Sector Division598

  Accumulation unit value:
    Beginning of period                                                     $9.79               N/A                 N/A
    End of period                                                          $10.64               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       395                N/A                 N/A

JNL/MCM Communications Sector Division598

  Accumulation unit value:
    Beginning of period                                                     $3.92               N/A                 N/A
    End of period                                                           $4.45               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division49

  Accumulation unit value:
    Beginning of period                                                     $6.37              $4.86               $6.47
    End of period                                                           $7.41              $6.37               $4.86
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/FMR Balanced Division44

  Accumulation unit value:
    Beginning of period                                                     $9.29              $8.32               $8.93
    End of period                                                           $9.97              $9.29               $8.32
  Accumulation units outstanding
  at the end of period                                                       143                118                  -

JNL/T. Rowe Price Value Division44

  Accumulation unit value:
    Beginning of period                                                    $11.44              $8.97              $10.77
    End of period                                                          $12.93              $11.44              $8.97
  Accumulation units outstanding
  at the end of period                                                      6,986                -                   -

JNL/MCM S&P 500 Index Division44

  Accumulation unit value:
    Beginning of period                                                     $9.60              $7.65               $9.76
    End of period                                                          $10.37              $9.60               $7.65
  Accumulation units outstanding
  at the end of period                                                     33,725              22,656             13,070

JNL/MCM S&P 400 MidCap Index Division44

  Accumulation unit value:
    Beginning of period                                                    $11.16              $8.45              $10.04
    End of period                                                          $12.69              $11.16              $8.45
  Accumulation units outstanding
  at the end of period                                                     44,648              17,187              9,865

JNL/MCM Small Cap Index Division44

  Accumulation unit value:
    Beginning of period                                                    $11.28              $7.88               $9.93
    End of period                                                          $13.00              $11.28              $7.88
  Accumulation units outstanding
  at the end of period                                                     21,436              18,225             10,484






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division72

  Accumulation unit value:
    Beginning of period                                                    $11.44              $8.49              $10.36
    End of period                                                          $13.41              $11.44              $8.49
  Accumulation units outstanding
  at the end of period                                                     18,423              13,679              7,768

JNL/MCM Bond Index Division72

  Accumulation unit value:
    Beginning of period                                                    $10.78              $10.66              $9.85
    End of period                                                          $10.96              $10.78             $10.66
  Accumulation units outstanding
  at the end of period                                                       869                 -                   -

JNL/Oppenheimer Global Growth Division49

  Accumulation unit value:
    Beginning of period                                                     $9.63              $6.98               $8.64
    End of period                                                          $11.14              $9.63               $6.98
  Accumulation units outstanding
  at the end of period                                                       105                 87                  -

JNL/Oppenheimer Growth Division49

  Accumulation unit value:
    Beginning of period                                                     $7.88              $6.82               $8.67
    End of period                                                           $8.06              $7.88               $6.82
  Accumulation units outstanding
  at the end of period                                                       128                105                  -

JNL/AIM Large Cap Growth Division62

  Accumulation unit value:
    Beginning of period                                                    $10.21              $8.00              $10.29
    End of period                                                          $11.02              $10.21              $8.00
  Accumulation units outstanding
  at the end of period                                                      2,377              2,486                 -

JNL/AIM Small Cap Growth Division66

  Accumulation unit value:
    Beginning of period                                                    $11.21              $8.25              $10.93
    End of period                                                          $11.75              $11.21              $8.25
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division46

  Accumulation unit value:
    Beginning of period                                                     $9.34              $7.76              $10.53
    End of period                                                           $9.12              $9.34               $7.76
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Select Value Division531

  Accumulation unit value:
    Beginning of period                                                    $15.08               N/A                 N/A
    End of period                                                          $16.27               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       165                N/A                 N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division42

  Accumulation unit value:
    Beginning of period                                                    $11.46              $9.92              $10.85
    End of period                                                          $12.33              $11.46              $9.92
  Accumulation units outstanding
  at the end of period                                                       431                431                  -

JNL/S&P Managed Growth Division42

  Accumulation unit value:
    Beginning of period                                                    $11.44              $9.57              $11.03
    End of period                                                          $12.51              $11.44              $9.57
  Accumulation units outstanding
  at the end of period                                                       741                 -                   -

JNL/S&P Managed Aggressive Growth Division71

  Accumulation unit value:
    Beginning of period                                                    $11.11              $8.93              $11.32
    End of period                                                          $12.28              $11.11              $8.93
  Accumulation units outstanding
  at the end of period                                                      2,429                50                  -

JNL/S&P Very Aggressive Growth Division I85

  Accumulation unit value:
    Beginning of period                                                    $10.72              $8.37              $11.08
    End of period                                                          $10.93              $10.72              $8.37
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Equity Growth Division I52

  Accumulation unit value:
    Beginning of period                                                    $10.01              $7.87              $10.01
    End of period                                                          $10.17              $10.01              $7.87
  Accumulation units outstanding
  at the end of period                                                        -                 196                  -

JNL/S&P Equity Aggressive Growth Division I76

  Accumulation unit value:
    Beginning of period                                                    $10.24              $8.03              $10.75
    End of period                                                          $10.43              $10.24              $8.03
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division41

  Accumulation unit value:
    Beginning of period                                                     $9.90              $7.70               $9.93
    End of period                                                          $10.06              $9.90               $7.70
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Core Index 100 Division42

  Accumulation unit value:
    Beginning of period                                                    $10.19              $8.51               $9.92
    End of period                                                          $10.35              $10.19              $8.51
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Core Index 75 Division89

  Accumulation unit value:
    Beginning of period                                                    $10.06              $8.10               $9.94
    End of period                                                          $10.24              $10.06              $8.10
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.895% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 2%
HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM CREDIT 2%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division312

  Accumulation unit value:
    Beginning of period                                                    $22.72              $17.94               N/A
    End of period                                                          $24.90              $22.72               N/A
  Accumulation units outstanding
  at the end of period                                                     11,084              8,653                N/A

JNL/FMR Capital Growth Division317

  Accumulation unit value:
    Beginning of period                                                    $17.30              $13.74               N/A
    End of period                                                          $20.03              $17.30               N/A
  Accumulation units outstanding
  at the end of period                                                      1,969              1,773                N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division293

  Accumulation unit value:
    Beginning of period                                                    $16.18              $12.69               N/A
    End of period                                                          $16.67              $16.18               N/A
  Accumulation units outstanding
  at the end of period                                                     19,296              35,174               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division293

  Accumulation unit value:
    Beginning of period                                                    $15.81              $13.09               N/A
    End of period                                                          $16.50              $15.81               N/A
  Accumulation units outstanding
  at the end of period                                                     17,073              20,050               N/A

JNL/Eagle SmallCap Equity Division329

  Accumulation unit value:
    Beginning of period                                                    $16.12              $12.68               N/A
    End of period                                                          $18.79              $16.12               N/A
  Accumulation units outstanding
  at the end of period                                                     25,500              8,843                N/A

JNL/Select Balanced Division303

  Accumulation unit value:
    Beginning of period                                                    $20.18              $16.73               N/A
    End of period                                                          $21.96              $20.18               N/A
  Accumulation units outstanding
  at the end of period                                                     57,820              31,425               N/A

JNL/Putnam Equity Division310

  Accumulation unit value:
    Beginning of period                                                    $17.36              $13.74               N/A
    End of period                                                          $19.25              $17.36               N/A
  Accumulation units outstanding
  at the end of period                                                      3,249              4,110                N/A

JNL/PPM America High Yield Bond Division302

  Accumulation unit value:
    Beginning of period                                                    $14.85              $13.44               N/A
    End of period                                                          $15.30              $14.85               N/A
  Accumulation units outstanding
  at the end of period                                                        -                38,054               N/A

JNL/Select Money Market Division302

  Accumulation unit value:
    Beginning of period                                                    $11.80              $11.93               N/A
    End of period                                                          $11.66              $11.80               N/A
  Accumulation units outstanding
  at the end of period                                                      8,665              26,666               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division303

  Accumulation unit value:
    Beginning of period                                                    $17.55              $13.95               N/A
    End of period                                                          $18.90              $17.55               N/A
  Accumulation units outstanding
  at the end of period                                                     25,631              20,002               N/A

JNL/Salomon Brothers Strategic Bond Division303

  Accumulation unit value:
    Beginning of period                                                    $16.93              $15.83               N/A
    End of period                                                          $17.76              $16.93               N/A
  Accumulation units outstanding
  at the end of period                                                     30,412              32,910               N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division293

  Accumulation unit value:
    Beginning of period                                                    $14.58              $14.56               N/A
    End of period                                                          $14.86              $14.58               N/A
  Accumulation units outstanding
  at the end of period                                                     32,246              34,333               N/A

JNL/T. Rowe Price Established Growth Division297

  Accumulation unit value:
    Beginning of period                                                    $22.80              $17.72               N/A
    End of period                                                          $24.59              $22.80               N/A
  Accumulation units outstanding
  at the end of period                                                     20,934              30,740               N/A

JNL/JPMorgan International Equity Division274

  Accumulation unit value:
    Beginning of period                                                    $11.26              $8.36                N/A
    End of period                                                          $12.85              $11.26               N/A
  Accumulation units outstanding
  at the end of period                                                     19,545              16,113               N/A

JNL/T. Rowe Price Mid-Cap Growth Division303

  Accumulation unit value:
    Beginning of period                                                    $27.56              $20.30               N/A
    End of period                                                          $31.92              $27.56               N/A
  Accumulation units outstanding
  at the end of period                                                     17,713              13,270               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division382

  Accumulation unit value:
    Beginning of period                                                     $9.20              $8.49                N/A
    End of period                                                           $9.60              $9.20                N/A
  Accumulation units outstanding
  at the end of period                                                      6,135              3,619                N/A

JNL/JPMorgan International Value Division293

  Accumulation unit value:
    Beginning of period                                                     $8.41              $5.83                N/A
    End of period                                                          $10.12              $8.41                N/A
  Accumulation units outstanding
  at the end of period                                                     37,855              22,379               N/A

JNL/PIMCO Total Return Bond Division274

  Accumulation unit value:
    Beginning of period                                                    $13.18              $12.97               N/A
    End of period                                                          $13.50              $13.18               N/A
  Accumulation units outstanding
  at the end of period                                                     108,371             88,707               N/A

JNL/Lazard Small Cap Value Division274

  Accumulation unit value:
    Beginning of period                                                    $12.50              $8.64                N/A
    End of period                                                          $14.15              $12.50               N/A
  Accumulation units outstanding
  at the end of period                                                     59,461              61,689               N/A

JNL/Lazard Mid Cap Value Division293

  Accumulation unit value:
    Beginning of period                                                    $13.62              $10.70               N/A
    End of period                                                          $16.67              $13.62               N/A
  Accumulation units outstanding
  at the end of period                                                     34,350              38,840               N/A

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $12.31               N/A                 N/A
    End of period                                                          $12.65               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     61,038               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division293

  Accumulation unit value:
    Beginning of period                                                     $7.41              $5.96                N/A
    End of period                                                           $8.10              $7.41                N/A
  Accumulation units outstanding
  at the end of period                                                     18,447              15,895               N/A

JNL/MCM The DowSM 10 Division290

  Accumulation unit value:
    Beginning of period                                                     $9.29              $6.79                N/A
    End of period                                                           $9.37              $9.29                N/A
  Accumulation units outstanding
  at the end of period                                                     214,390            191,502               N/A

JNL/MCM The S&P(R) 10 Division301

  Accumulation unit value:
    Beginning of period                                                     $8.42              $7.14                N/A
    End of period                                                           $9.72              $8.42                N/A
  Accumulation units outstanding
  at the end of period                                                     183,942            205,629               N/A

JNL/MCM Global 15 Division301

  Accumulation unit value:
    Beginning of period                                                     $9.15              $6.19                N/A
    End of period                                                          $11.50              $9.15                N/A
  Accumulation units outstanding
  at the end of period                                                     123,017             87,023               N/A

JNL/MCM 25 Division301

  Accumulation unit value:
    Beginning of period                                                     $9.77              $6.97                N/A
    End of period                                                          $11.69              $9.77                N/A
  Accumulation units outstanding
  at the end of period                                                     160,540            137,174               N/A

JNL/MCM Select Small-Cap Division310

  Accumulation unit value:
    Beginning of period                                                    $16.27              $11.38               N/A
    End of period                                                          $17.98              $16.27               N/A
  Accumulation units outstanding
  at the end of period                                                     85,990              70,437               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division500

  Accumulation unit value:
    Beginning of period                                                     $6.00               N/A                 N/A
    End of period                                                           $5.59               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     45,271               N/A                 N/A

JNL/MCM Healthcare Sector Division479

  Accumulation unit value:
    Beginning of period                                                    $10.36              $10.16               N/A
    End of period                                                          $10.52              $10.36               N/A
  Accumulation units outstanding
  at the end of period                                                     30,346              7,131                N/A

JNL/MCM Financial Sector Division479

  Accumulation unit value:
    Beginning of period                                                    $10.63              $10.41               N/A
    End of period                                                          $11.83              $10.63               N/A
  Accumulation units outstanding
  at the end of period                                                     13,597              1,198                N/A

JNL/MCM Oil & Gas Sector Division500

  Accumulation unit value:
    Beginning of period                                                    $13.33               N/A                 N/A
    End of period                                                          $16.98               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     41,316               N/A                 N/A

JNL/MCM Consumer Brands Sector Division500

  Accumulation unit value:
    Beginning of period                                                    $10.01               N/A                 N/A
    End of period                                                          $10.62               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,560               N/A                 N/A

JNL/MCM Communications Sector Division500

  Accumulation unit value:
    Beginning of period                                                     $4.13               N/A                 N/A
    End of period                                                           $4.44               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     39,457               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division329

  Accumulation unit value:
    Beginning of period                                                     $6.36              $5.32                N/A
    End of period                                                           $7.40              $6.36                N/A
  Accumulation units outstanding
  at the end of period                                                     22,961              23,386               N/A

JNL/FMR Balanced Division293

  Accumulation unit value:
    Beginning of period                                                     $9.28              $8.35                N/A
    End of period                                                           $9.96              $9.28                N/A
  Accumulation units outstanding
  at the end of period                                                     69,675              56,438               N/A

JNL/T. Rowe Price Value Division293

  Accumulation unit value:
    Beginning of period                                                    $11.43              $8.77                N/A
    End of period                                                          $12.92              $11.43               N/A
  Accumulation units outstanding
  at the end of period                                                     114,198             61,807               N/A

JNL/MCM S&P 500 Index Division290

  Accumulation unit value:
    Beginning of period                                                     $9.59              $7.52                N/A
    End of period                                                          $10.36              $9.59                N/A
  Accumulation units outstanding
  at the end of period                                                     201,455            170,480               N/A

JNL/MCM S&P 400 MidCap Index Division290

  Accumulation unit value:
    Beginning of period                                                    $11.16              $8.08                N/A
    End of period                                                          $12.68              $11.16               N/A
  Accumulation units outstanding
  at the end of period                                                     82,256              79,631               N/A

JNL/MCM Small Cap Index Division290

  Accumulation unit value:
    Beginning of period                                                    $11.28              $7.55                N/A
    End of period                                                          $12.99              $11.28               N/A
  Accumulation units outstanding
  at the end of period                                                     72,232              86,804               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division293

  Accumulation unit value:
    Beginning of period                                                    $11.43              $8.11                N/A
    End of period                                                          $13.40              $11.43               N/A
  Accumulation units outstanding
  at the end of period                                                     49,888              23,212               N/A

JNL/MCM Bond Index Division293

  Accumulation unit value:
    Beginning of period                                                    $10.77              $10.61               N/A
    End of period                                                          $10.95              $10.77               N/A
  Accumulation units outstanding
  at the end of period                                                     26,614              34,718               N/A

JNL/Oppenheimer Global Growth Division297

  Accumulation unit value:
    Beginning of period                                                     $9.62              $6.54                N/A
    End of period                                                          $11.13              $9.62                N/A
  Accumulation units outstanding
  at the end of period                                                     48,168              41,298               N/A

JNL/Oppenheimer Growth Division302

  Accumulation unit value:
    Beginning of period                                                     $7.88              $6.90                N/A
    End of period                                                           $8.06              $7.88                N/A
  Accumulation units outstanding
  at the end of period                                                     21,465              14,877               N/A

JNL/AIM Large Cap Growth Division293

  Accumulation unit value:
    Beginning of period                                                    $10.20              $8.38                N/A
    End of period                                                          $11.01              $10.20               N/A
  Accumulation units outstanding
  at the end of period                                                     50,046              46,241               N/A

JNL/AIM Small Cap Growth Division310

  Accumulation unit value:
    Beginning of period                                                    $11.20              $8.03                N/A
    End of period                                                          $11.74              $11.20               N/A
  Accumulation units outstanding
  at the end of period                                                     24,130              10,902               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division323

  Accumulation unit value:
    Beginning of period                                                     $9.34              $8.05                N/A
    End of period                                                           $9.12              $9.34                N/A
  Accumulation units outstanding
  at the end of period                                                        -                1,100                N/A

JNL/Select Value Division274

  Accumulation unit value:
    Beginning of period                                                    $14.44              $10.20               N/A
    End of period                                                          $16.26              $14.44               N/A
  Accumulation units outstanding
  at the end of period                                                     30,217              9,882                N/A

JNL/MCM Nasdaq 15 Division690

  Accumulation unit value:
    Beginning of period                                                     $9.85               N/A                 N/A
    End of period                                                          $10.82               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,263               N/A                 N/A

JNL/MCM Value Line 25 Division690

  Accumulation unit value:
    Beginning of period                                                     $9.53               N/A                 N/A
    End of period                                                          $11.42               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,044               N/A                 N/A

JNL/MCM VIP Division707

  Accumulation unit value:
    Beginning of period                                                    $10.59               N/A                 N/A
    End of period                                                          $11.07               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     12,584               N/A                 N/A

JNL/MCM JNL 5 Division704

  Accumulation unit value:
    Beginning of period                                                    $10.42               N/A                 N/A
    End of period                                                          $10.90               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,594               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division291

  Accumulation unit value:
    Beginning of period                                                    $11.34              $9.73                N/A
    End of period                                                          $12.19              $11.34               N/A
  Accumulation units outstanding
  at the end of period                                                     205,747            112,728               N/A

JNL/S&P Managed Growth Division288

  Accumulation unit value:
    Beginning of period                                                    $11.42              $9.18                N/A
    End of period                                                          $12.49              $11.42               N/A
  Accumulation units outstanding
  at the end of period                                                     311,736            190,904               N/A

JNL/S&P Managed Aggressive Growth Division322

  Accumulation unit value:
    Beginning of period                                                    $11.10              $9.32                N/A
    End of period                                                          $12.26              $11.10               N/A
  Accumulation units outstanding
  at the end of period                                                     168,810             35,084               N/A

JNL/S&P Very Aggressive Growth Division I327

  Accumulation unit value:
    Beginning of period                                                    $10.71              $8.89                N/A
    End of period                                                          $10.92              $10.71               N/A
  Accumulation units outstanding
  at the end of period                                                        -                2,628                N/A

JNL/S&P Equity Growth Division I371

  Accumulation unit value:
    Beginning of period                                                    $10.00              $8.88                N/A
    End of period                                                          $10.15              $10.00               N/A
  Accumulation units outstanding
  at the end of period                                                        -                73,139               N/A

JNL/S&P Equity Aggressive Growth Division I319

  Accumulation unit value:
    Beginning of period                                                    $10.22              $8.26                N/A
    End of period                                                          $10.41              $10.22               N/A
  Accumulation units outstanding
  at the end of period                                                        -                13,773               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division382

  Accumulation unit value:
    Beginning of period                                                     $9.89              $8.67                N/A
    End of period                                                          $10.05              $9.89                N/A
  Accumulation units outstanding
  at the end of period                                                        -                2,887                N/A

JNL/S&P Core Index 100 Division297

  Accumulation unit value:
    Beginning of period                                                    $10.19              $8.35                N/A
    End of period                                                          $10.34              $10.19               N/A
  Accumulation units outstanding
  at the end of period                                                        -                13,654               N/A

JNL/S&P Core Index 75 Division312

  Accumulation unit value:
    Beginning of period                                                    $10.05              $8.15                N/A
    End of period                                                          $10.23              $10.05               N/A
  Accumulation units outstanding
  at the end of period                                                        -                1,126                N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division729

  Accumulation unit value:
    Beginning of period                                                    $10.39               N/A                 N/A
    End of period                                                          $10.49               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,805               N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.90% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
20% ADDITIONAL FREE WITHDRAWAL AND 5% ROLL-UP DEATH BENEFIT
5% ROLL-UP DEATH BENEFIT AND FIVE YEAR WITHDRAWAL CHARGE PERIOD
EARNINGSMAX AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT
4% ROLL-UP DEATH BENEFIT AND THREE YEAR WITHDRAWAL CHARGE PERIOD
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  GUARANTEED MINIMUM WITHDRAWAL BENEFIT
20% ADDITIONAL FREE WITHDRAWAL AND COMPOUNDING DEATH BENEFIT AND FIVE YEAR
  WITHDRAWAL CHARGE PERIOD
4% ROLL-UP DEATH BENEFIT AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT
20% ADDITIONAL FREE WITHDRAWAL AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND
  MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT
COMPOUNDING DEATH BENEFIT AND EARNINGSMAX AND FIVE YEAR WITHDRAWAL CHARGE PERIOD 20% ADDITIONAL FREE WITHDRAWAL AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT
5% ROLL-UP DEATH BENEFIT AND FIVE YEAR WITHDRAWAL CHARGE PERIOD
20% ADDITIONAL FREE WITHDRAWAL AND COMPOUNDING DEATH BENEFIT AND EARNINGSMAX
20% ADDITIONAL FREE WITHDRAWAL AND COMPOUNDING DEATH BENEFIT AND FIVE YEAR
  WITHDRAWAL CHARGE PERIOD
EARNINGSMAX AND THREE YEAR WITHDRAWAL CHARGE PERIOD
HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND NEW GUARANTEED MINIMUM WITHDRAWAL
  BENEFIT
GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH AND HIGHEST ANNIVERSARY
  VALUE DEATH BENEFIT
EARNINGSMAX AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND MAXIMUM ANNIVERSARY VALUE
  DEATH BENEFIT
20% ADDITIONAL FREE WITHDRAWAL AND EARNINGSMAX AND MAXIMUM ANNIVERSARY VALUE
  DEATH BENEFIT
COMBINED DEATH BENEFIT
5% ROLL-UP DEATH BENEFIT AND EARNINGSMAX
GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH AND THREE YEAR WITHDRAWAL CHARGE
  PERIOD
GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH
$1 MILLION PREMIUM ADMINISTRATIVE FEE WAIVER AND COMBINATION 5% ROLL-UP AND
  HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT
$1 MILLION PREMIUM ADMINISTRATIVE FEE WAIVER AND FIVE YEAR WITHDRAWAL CHARGE
  PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH
20% ADDITIONAL FREE WITHDRAWAL AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND
  MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division148

  Accumulation unit value:
    Beginning of period                                                    $22.71              $17.09             $18.38
    End of period                                                          $24.89              $22.71             $17.09
  Accumulation units outstanding
  at the end of period                                                     10,904              1,103                212






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/FMR Capital Growth Division172

  Accumulation unit value:
    Beginning of period                                                    $17.29              $12.99             $13.86
    End of period                                                          $20.02              $17.29             $12.99
  Accumulation units outstanding
  at the end of period                                                      3,918               876                 849

JNL/Select Global Growth Division603

  Accumulation unit value:
    Beginning of period                                                    $20.03               N/A                 N/A
    End of period                                                          $22.12               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       321                N/A                 N/A

JNL/Alger Growth Division140

  Accumulation unit value:
    Beginning of period                                                    $16.17              $12.18             $14.80
    End of period                                                          $16.67              $16.17             $12.18
  Accumulation units outstanding
  at the end of period                                                     19,330              1,802                417

JNL/Eagle Core Equity Division152

  Accumulation unit value:
    Beginning of period                                                    $15.81              $12.94             $13.72
    End of period                                                          $16.49              $15.81             $12.94
  Accumulation units outstanding
  at the end of period                                                     42,149              10,411              1,192

JNL/Eagle SmallCap Equity Division152

  Accumulation unit value:
    Beginning of period                                                    $16.11              $11.73             $12.43
    End of period                                                          $18.78              $16.11             $11.73
  Accumulation units outstanding
  at the end of period                                                     19,030              3,793               1,222

JNL/Select Balanced Division118

  Accumulation unit value:
    Beginning of period                                                    $20.17              $16.91             $18.42
    End of period                                                          $21.95              $20.17             $16.91
  Accumulation units outstanding
  at the end of period                                                     67,171              19,464              1,172






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Equity Division240

  Accumulation unit value:
    Beginning of period                                                    $17.35              $13.90             $14.04
    End of period                                                          $19.24              $17.35             $13.90
  Accumulation units outstanding
  at the end of period                                                      1,095               636                  -

JNL/PPM America High Yield Bond Division172

  Accumulation unit value:
    Beginning of period                                                    $14.85              $12.75             $11.96
    End of period                                                          $15.30              $14.85             $12.75
  Accumulation units outstanding
  at the end of period                                                        -                12,929               763

JNL/Select Money Market Division71

  Accumulation unit value:
    Beginning of period                                                    $11.77              $11.94             $12.03
    End of period                                                          $11.64              $11.77             $11.94
  Accumulation units outstanding
  at the end of period                                                     26,221              10,173              5,391

JNL/Putnam Value Equity Division140

  Accumulation unit value:
    Beginning of period                                                    $17.54              $14.36             $15.83
    End of period                                                          $18.89              $17.54             $14.36
  Accumulation units outstanding
  at the end of period                                                     13,690              1,591                316

JNL/Salomon Brothers Strategic Bond Division201

  Accumulation unit value:
    Beginning of period                                                    $16.92              $15.19             $14.60
    End of period                                                          $17.75              $16.92             $15.19
  Accumulation units outstanding
  at the end of period                                                     26,220              8,414                37

JNL/Salomon Brothers U.S. Government & Quality Bond Division201

  Accumulation unit value:
    Beginning of period                                                    $14.57              $14.68             $14.62
    End of period                                                          $14.85              $14.57             $14.68
  Accumulation units outstanding
  at the end of period                                                     13,297              6,609                37






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/T. Rowe Price Established Growth Division118

  Accumulation unit value:
    Beginning of period                                                    $22.79              $17.80             $22.28
    End of period                                                          $24.58              $22.79             $17.80
  Accumulation units outstanding
  at the end of period                                                     33,177              8,729                805

JNL/JPMorgan International Equity Division175

  Accumulation unit value:
    Beginning of period                                                    $11.25              $8.92               $9.67
    End of period                                                          $12.85              $11.25              $8.92
  Accumulation units outstanding
  at the end of period                                                     39,052              1,143                 -

JNL/T. Rowe Price Mid-Cap Growth Division152

  Accumulation unit value:
    Beginning of period                                                    $27.55              $20.26             $20.99
    End of period                                                          $31.90              $27.55             $20.26
  Accumulation units outstanding
  at the end of period                                                     31,625              6,046                489

JNL/Alliance Capital Growth Division243

  Accumulation unit value:
    Beginning of period                                                     $9.20              $7.54               $7.74
    End of period                                                           $9.60              $9.20               $7.54
  Accumulation units outstanding
  at the end of period                                                      7,486              1,724               1,034

JNL/JPMorgan International Value Division313

  Accumulation unit value:
    Beginning of period                                                     $8.41              $6.08                N/A
    End of period                                                          $10.11              $8.41                N/A
  Accumulation units outstanding
  at the end of period                                                     37,700              3,692                N/A

JNL/PIMCO Total Return Bond Division118

  Accumulation unit value:
    Beginning of period                                                    $13.17              $12.81             $12.15
    End of period                                                          $13.50              $13.17             $12.81
  Accumulation units outstanding
  at the end of period                                                     139,849             44,030              1,553






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Lazard Small Cap Value Division118

  Accumulation unit value:
    Beginning of period                                                    $12.49              $9.17              $12.00
    End of period                                                          $14.14              $12.49              $9.17
  Accumulation units outstanding
  at the end of period                                                     45,558              16,329              2,067

JNL/Lazard Mid Cap Value Division201

  Accumulation unit value:
    Beginning of period                                                    $13.62              $10.77              $9.70
    End of period                                                          $16.66              $13.62             $10.77
  Accumulation units outstanding
  at the end of period                                                     49,827              10,750               410

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $12.30               N/A                 N/A
    End of period                                                          $12.64               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     54,657               N/A                 N/A

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division175

  Accumulation unit value:
    Beginning of period                                                     $7.41              $5.85               $6.36
    End of period                                                           $8.09              $7.41               $5.85
  Accumulation units outstanding
  at the end of period                                                     54,269              3,276                 -

JNL/MCM The DowSM 10 Division220

  Accumulation unit value:
    Beginning of period                                                     $9.28              $7.52               $7.44
    End of period                                                           $9.37              $9.28               $7.52
  Accumulation units outstanding
  at the end of period                                                     386,061             57,030               922

JNL/MCM The S&P(R) 10 Division220

  Accumulation unit value:
    Beginning of period                                                     $8.42              $7.22               $7.54
    End of period                                                           $9.72              $8.42               $7.22
  Accumulation units outstanding
  at the end of period                                                     323,001             41,370               944






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Global 15 Division220

  Accumulation unit value:
    Beginning of period                                                     $9.15              $7.00               $7.36
    End of period                                                          $11.50              $9.15               $7.00
  Accumulation units outstanding
  at the end of period                                                     291,655             42,616               960

JNL/MCM 25 Division220

  Accumulation unit value:
    Beginning of period                                                     $9.77              $7.50               $7.46
    End of period                                                          $11.69              $9.77               $7.50
  Accumulation units outstanding
  at the end of period                                                     283,850             34,781               397

JNL/MCM Select Small-Cap Division220

  Accumulation unit value:
    Beginning of period                                                    $16.27              $11.20             $11.05
    End of period                                                          $17.97              $16.27             $11.20
  Accumulation units outstanding
  at the end of period                                                     175,787             22,273               268

JNL/MCM Technology Sector Division482

  Accumulation unit value:
    Beginning of period                                                     $5.63              $5.54                N/A
    End of period                                                           $5.59              $5.63                N/A
  Accumulation units outstanding
  at the end of period                                                     26,864               722                 N/A

JNL/MCM Healthcare Sector Division525

  Accumulation unit value:
    Beginning of period                                                    $10.72               N/A                 N/A
    End of period                                                          $10.51               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     13,094               N/A                 N/A

JNL/MCM Financial Sector Division525

  Accumulation unit value:
    Beginning of period                                                    $11.21               N/A                 N/A
    End of period                                                          $11.83               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     10,142               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Oil & Gas Sector Division590

  Accumulation unit value:
    Beginning of period                                                    $14.05               N/A                 N/A
    End of period                                                          $16.97               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      8,809               N/A                 N/A

JNL/MCM Consumer Brands Sector Division590

  Accumulation unit value:
    Beginning of period                                                     $9.74               N/A                 N/A
    End of period                                                          $10.62               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       652                N/A                 N/A

JNL/MCM Communications Sector Division598

  Accumulation unit value:
    Beginning of period                                                     $3.91               N/A                 N/A
    End of period                                                           $4.44               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     12,199               N/A                 N/A

JNL/Putnam Midcap Growth Division180

  Accumulation unit value:
    Beginning of period                                                     $6.36              $4.86               $4.92
    End of period                                                           $7.40              $6.36               $4.86
  Accumulation units outstanding
  at the end of period                                                     11,820               141                  -

JNL/FMR Balanced Division118

  Accumulation unit value:
    Beginning of period                                                     $9.28              $8.31               $9.08
    End of period                                                           $9.96              $9.28               $8.31
  Accumulation units outstanding
  at the end of period                                                     61,332              15,374              1,365

JNL/T. Rowe Price Value Division118

  Accumulation unit value:
    Beginning of period                                                    $11.42              $8.97              $11.36
    End of period                                                          $12.92              $11.42              $8.97
  Accumulation units outstanding
  at the end of period                                                     79,002              17,300              3,039






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM S&P 500 Index Division206

  Accumulation unit value:
    Beginning of period                                                     $9.59              $7.65               $7.28
    End of period                                                          $10.36              $9.59               $7.65
  Accumulation units outstanding
  at the end of period                                                     374,561             88,171              3,159

JNL/MCM S&P 400 MidCap Index Division206

  Accumulation unit value:
    Beginning of period                                                    $11.16              $8.45               $7.92
    End of period                                                          $12.67              $11.16              $8.45
  Accumulation units outstanding
  at the end of period                                                     238,262             38,604              1,160

JNL/MCM Small Cap Index Division206

  Accumulation unit value:
    Beginning of period                                                    $11.27              $7.88               $7.14
    End of period                                                          $12.99              $11.27              $7.88
  Accumulation units outstanding
  at the end of period                                                     202,024             29,789              1,240

JNL/MCM International Index Division206

  Accumulation unit value:
    Beginning of period                                                    $11.43              $8.48               $8.06
    End of period                                                          $13.40              $11.43              $8.48
  Accumulation units outstanding
  at the end of period                                                     196,197             27,322               585

JNL/MCM Bond Index Division143

  Accumulation unit value:
    Beginning of period                                                    $10.77              $10.66             $10.14
    End of period                                                          $10.95              $10.77             $10.66
  Accumulation units outstanding
  at the end of period                                                     191,990             34,216                -

JNL/Oppenheimer Global Growth Division148

  Accumulation unit value:
    Beginning of period                                                     $9.62              $6.98               $8.17
    End of period                                                          $11.13              $9.62               $6.98
  Accumulation units outstanding
  at the end of period                                                     43,067              14,383               671






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Oppenheimer Growth Division118

  Accumulation unit value:
    Beginning of period                                                     $7.88              $6.82               $8.67
    End of period                                                           $8.06              $7.88               $6.82
  Accumulation units outstanding
  at the end of period                                                     19,274              6,153                760

JNL/AIM Large Cap Growth Division201

  Accumulation unit value:
    Beginning of period                                                    $10.20              $8.00               $7.81
    End of period                                                          $11.01              $10.20              $8.00
  Accumulation units outstanding
  at the end of period                                                     43,401              7,288               1,105

JNL/AIM Small Cap Growth Division243

  Accumulation unit value:
    Beginning of period                                                    $11.20              $8.25               $8.30
    End of period                                                          $11.74              $11.20              $8.25
  Accumulation units outstanding
  at the end of period                                                     17,338              6,971                481

JNL/AIM Premier Equity II Division119

  Accumulation unit value:
    Beginning of period                                                     $9.33              $7.76              $10.21
    End of period                                                           $9.12              $9.33               $7.76
  Accumulation units outstanding
  at the end of period                                                        -                1,120                 -

JNL/Select Value Division314

  Accumulation unit value:
    Beginning of period                                                    $14.44              $11.20               N/A
    End of period                                                          $16.26              $14.44               N/A
  Accumulation units outstanding
  at the end of period                                                     14,532              5,783                N/A

JNL/MCM Nasdaq 15 Division678

  Accumulation unit value:
    Beginning of period                                                    $10.03               N/A                 N/A
    End of period                                                          $10.82               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,706               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Value Line 25 Division678

  Accumulation unit value:
    Beginning of period                                                     $9.91               N/A                 N/A
    End of period                                                          $11.42               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     41,285               N/A                 N/A

JNL/MCM VIP Division683

  Accumulation unit value:
    Beginning of period                                                     $9.74               N/A                 N/A
    End of period                                                          $11.07               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     55,303               N/A                 N/A

JNL/MCM JNL 5 Division683

  Accumulation unit value:
    Beginning of period                                                     $9.70               N/A                 N/A
    End of period                                                          $10.90               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     154,543              N/A                 N/A

JNL/S&P Managed Moderate Growth Division242

  Accumulation unit value:
    Beginning of period                                                    $11.34              $9.81               $9.89
    End of period                                                          $12.19              $11.34              $9.81
  Accumulation units outstanding
  at the end of period                                                     403,701            110,820             12,223

JNL/S&P Managed Growth Division119

  Accumulation unit value:
    Beginning of period                                                    $11.42              $9.56              $11.00
    End of period                                                          $12.48              $11.42              $9.56
  Accumulation units outstanding
  at the end of period                                                     510,161            101,655              9,561

JNL/S&P Managed Aggressive Growth Division92

  Accumulation unit value:
    Beginning of period                                                    $11.09              $8.92              $10.94
    End of period                                                          $12.26              $11.09              $8.92
  Accumulation units outstanding
  at the end of period                                                     189,544             31,425              2,315






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Very Aggressive Growth Division I334

  Accumulation unit value:
    Beginning of period                                                    $10.70              $8.84                N/A
    End of period                                                          $10.91              $10.70               N/A
  Accumulation units outstanding
  at the end of period                                                        -                1,258                N/A

JNL/S&P Equity Growth Division I108

  Accumulation unit value:
    Beginning of period                                                     $9.99              $7.86               $9.90
    End of period                                                          $10.15              $9.99               $7.86
  Accumulation units outstanding
  at the end of period                                                        -                2,131                 -

JNL/S&P Equity Aggressive Growth Division I246

  Accumulation unit value:
    Beginning of period                                                    $10.22              $8.02               $7.95
    End of period                                                          $10.41              $10.22              $8.02
  Accumulation units outstanding
  at the end of period                                                        -                51,968                -

JNL/S&P Core Index 50 Division111

  Accumulation unit value:
    Beginning of period                                                     $9.89              $7.70               $9.74
    End of period                                                          $10.05              $9.89               $7.70
  Accumulation units outstanding
  at the end of period                                                        -                4,157               5,187

JNL/S&P Core Index 100 Division226

  Accumulation unit value:
    Beginning of period                                                    $10.19              $8.50               $8.62
    End of period                                                          $10.34              $10.19              $8.50
  Accumulation units outstanding
  at the end of period                                                        -                4,176               3,061

JNL/S&P Core Index 75 Division243

  Accumulation unit value:
    Beginning of period                                                    $10.05              $8.10               $8.16
    End of period                                                          $10.23              $10.05              $8.10
  Accumulation units outstanding
  at the end of period                                                        -                1,512                981






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Conservative Division687

  Accumulation unit value:
    Beginning of period                                                     $9.94               N/A                 N/A
    End of period                                                          $10.30               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     14,145               N/A                 N/A

JNL/S&P Managed Moderate Division693

  Accumulation unit value:
    Beginning of period                                                    $10.01               N/A                 N/A
    End of period                                                          $10.49               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     31,854               N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.91% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
$1 MILLION PREMIUM ADMINISTRATIVE FEE WAIVER AND HIGHEST ANNIVERSARY VALUE DEATH
  BENEFIT AND PREMIUM CREDIT 4%
$1 MILLION PREMIUM ADMINISTRATIVE FEE WAIVER AND GUARANTEED MINIMUM WITHDRAWAL
  BENEFIT AND PREMIUM CREDIT 4%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Money Market Division621

  Accumulation unit value:
    Beginning of period                                                    $11.69               N/A                 N/A
    End of period                                                          $11.65               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     68,238               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division701

  Accumulation unit value:
    Beginning of period                                                    $12.52               N/A                 N/A
    End of period                                                          $12.63               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     76,121               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division573

  Accumulation unit value:
    Beginning of period                                                     $9.01               N/A                 N/A
    End of period                                                           $9.36               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     21,437               N/A                 N/A

JNL/MCM The S&P(R) 10 Division573

  Accumulation unit value:
    Beginning of period                                                     $8.19               N/A                 N/A
    End of period                                                           $9.72               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     23,585               N/A                 N/A

JNL/MCM Global 15 Division573

  Accumulation unit value:
    Beginning of period                                                     $9.44               N/A                 N/A
    End of period                                                          $11.49               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     20,463               N/A                 N/A

JNL/MCM 25 Division573

  Accumulation unit value:
    Beginning of period                                                    $10.02               N/A                 N/A
    End of period                                                          $11.68               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     46,664               N/A                 N/A

JNL/MCM Select Small-Cap Division573

  Accumulation unit value:
    Beginning of period                                                    $15.46               N/A                 N/A
    End of period                                                          $17.96               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     12,488               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Value Division687

  Accumulation unit value:
    Beginning of period                                                    $11.51               N/A                 N/A
    End of period                                                          $12.91               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     22,952               N/A                 N/A

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.92% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 3%
HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM CREDIT 3%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division582

  Accumulation unit value:
    Beginning of period                                                    $23.04               N/A                 N/A
    End of period                                                          $24.84               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,111               N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division428

  Accumulation unit value:
    Beginning of period                                                    $16.15              $15.12               N/A
    End of period                                                          $16.64              $16.15               N/A
  Accumulation units outstanding
  at the end of period                                                      2,618               372                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division464

  Accumulation unit value:
    Beginning of period                                                    $15.79              $15.09               N/A
    End of period                                                          $16.46              $15.79               N/A
  Accumulation units outstanding
  at the end of period                                                       437                 42                 N/A

JNL/Eagle SmallCap Equity Division322

  Accumulation unit value:
    Beginning of period                                                    $16.09              $12.36               N/A
    End of period                                                          $18.75              $16.09               N/A
  Accumulation units outstanding
  at the end of period                                                      2,306               783                 N/A

JNL/Select Balanced Division322

  Accumulation unit value:
    Beginning of period                                                    $20.14              $17.41               N/A
    End of period                                                          $21.90              $20.14               N/A
  Accumulation units outstanding
  at the end of period                                                     11,453              5,031                N/A

JNL/Putnam Equity Division624

  Accumulation unit value:
    Beginning of period                                                    $17.06               N/A                 N/A
    End of period                                                          $19.21               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,597               N/A                 N/A

JNL/PPM America High Yield Bond Division390

  Accumulation unit value:
    Beginning of period                                                    $14.82              $13.45               N/A
    End of period                                                          $15.27              $14.82               N/A
  Accumulation units outstanding
  at the end of period                                                        -                3,545                N/A

JNL/Select Money Market Division333

  Accumulation unit value:
    Beginning of period                                                    $11.77              $11.88               N/A
    End of period                                                          $11.64              $11.77               N/A
  Accumulation units outstanding
  at the end of period                                                      6,375              10,255               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division289

  Accumulation unit value:
    Beginning of period                                                    $17.51              $13.64               N/A
    End of period                                                          $18.86              $17.51               N/A
  Accumulation units outstanding
  at the end of period                                                      4,042              3,934                N/A

JNL/Salomon Brothers Strategic Bond Division390

  Accumulation unit value:
    Beginning of period                                                    $16.89              $15.93               N/A
    End of period                                                          $17.72              $16.89               N/A
  Accumulation units outstanding
  at the end of period                                                      3,624               635                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division390

  Accumulation unit value:
    Beginning of period                                                    $14.55              $14.14               N/A
    End of period                                                          $14.82              $14.55               N/A
  Accumulation units outstanding
  at the end of period                                                      3,283              1,364                N/A

JNL/T. Rowe Price Established Growth Division289

  Accumulation unit value:
    Beginning of period                                                    $22.75              $17.55               N/A
    End of period                                                          $24.53              $22.75               N/A
  Accumulation units outstanding
  at the end of period                                                      7,486              2,992                N/A

JNL/JPMorgan International Equity Division433

  Accumulation unit value:
    Beginning of period                                                    $11.24              $10.47               N/A
    End of period                                                          $12.82              $11.24               N/A
  Accumulation units outstanding
  at the end of period                                                      3,031              1,339                N/A

JNL/T. Rowe Price Mid-Cap Growth Division289

  Accumulation unit value:
    Beginning of period                                                    $27.50              $19.81               N/A
    End of period                                                          $31.84              $27.50               N/A
  Accumulation units outstanding
  at the end of period                                                      3,366               676                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division422

  Accumulation unit value:
    Beginning of period                                                     $9.19              $8.72                N/A
    End of period                                                           $9.58              $9.19                N/A
  Accumulation units outstanding
  at the end of period                                                      4,557              1,411                N/A

JNL/JPMorgan International Value Division480

  Accumulation unit value:
    Beginning of period                                                     $8.40              $8.13                N/A
    End of period                                                          $10.10              $8.40                N/A
  Accumulation units outstanding
  at the end of period                                                      7,592               525                 N/A

JNL/PIMCO Total Return Bond Division289

  Accumulation unit value:
    Beginning of period                                                    $13.16              $12.96               N/A
    End of period                                                          $13.48              $13.16               N/A
  Accumulation units outstanding
  at the end of period                                                     14,703              9,175                N/A

JNL/Lazard Small Cap Value Division468

  Accumulation unit value:
    Beginning of period                                                    $12.48              $12.20               N/A
    End of period                                                          $14.12              $12.48               N/A
  Accumulation units outstanding
  at the end of period                                                      7,295               449                 N/A

JNL/Lazard Mid Cap Value Division428

  Accumulation unit value:
    Beginning of period                                                    $13.60              $12.71               N/A
    End of period                                                          $16.64              $13.60               N/A
  Accumulation units outstanding
  at the end of period                                                     11,782               472                 N/A

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $12.29               N/A                 N/A
    End of period                                                          $12.63               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     28,830               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division322

  Accumulation unit value:
    Beginning of period                                                     $7.41              $6.17                N/A
    End of period                                                           $8.08              $7.41                N/A
  Accumulation units outstanding
  at the end of period                                                      5,716              1,137                N/A

JNL/MCM The DowSM 10 Division282

  Accumulation unit value:
    Beginning of period                                                     $9.27              $6.45                N/A
    End of period                                                           $9.36              $9.27                N/A
  Accumulation units outstanding
  at the end of period                                                     64,733              30,765               N/A

JNL/MCM The S&P(R) 10 Division282

  Accumulation unit value:
    Beginning of period                                                     $8.41              $6.69                N/A
    End of period                                                           $9.71              $8.41                N/A
  Accumulation units outstanding
  at the end of period                                                     58,889              25,228               N/A

JNL/MCM Global 15 Division282

  Accumulation unit value:
    Beginning of period                                                     $9.14              $6.03                N/A
    End of period                                                          $11.48              $9.14                N/A
  Accumulation units outstanding
  at the end of period                                                     58,327              22,445               N/A

JNL/MCM 25 Division282

  Accumulation unit value:
    Beginning of period                                                     $9.76              $6.69                N/A
    End of period                                                          $11.67              $9.76                N/A
  Accumulation units outstanding
  at the end of period                                                     62,704              29,470               N/A

JNL/MCM Select Small-Cap Division282

  Accumulation unit value:
    Beginning of period                                                    $16.26              $10.49               N/A
    End of period                                                          $17.95              $16.26               N/A
  Accumulation units outstanding
  at the end of period                                                     27,389              16,498               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division536

  Accumulation unit value:
    Beginning of period                                                     $5.34               N/A                 N/A
    End of period                                                           $5.58               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,729               N/A                 N/A

JNL/MCM Healthcare Sector Division514

  Accumulation unit value:
    Beginning of period                                                    $10.92               N/A                 N/A
    End of period                                                          $10.50               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      9,742               N/A                 N/A

JNL/MCM Financial Sector Division533

  Accumulation unit value:
    Beginning of period                                                    $11.14               N/A                 N/A
    End of period                                                          $11.82               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,035               N/A                 N/A

JNL/MCM Oil & Gas Sector Division533

  Accumulation unit value:
    Beginning of period                                                    $13.75               N/A                 N/A
    End of period                                                          $16.96               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,424               N/A                 N/A

JNL/MCM Consumer Brands Sector Division582

  Accumulation unit value:
    Beginning of period                                                     $9.38               N/A                 N/A
    End of period                                                          $10.61               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       691                N/A                 N/A

JNL/MCM Communications Sector Division529

  Accumulation unit value:
    Beginning of period                                                     $4.27               N/A                 N/A
    End of period                                                           $4.44               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,413               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division511

  Accumulation unit value:
    Beginning of period                                                     $6.65               N/A                 N/A
    End of period                                                           $7.40               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       662                N/A                 N/A

JNL/FMR Balanced Division366

  Accumulation unit value:
    Beginning of period                                                     $9.27              $8.77                N/A
    End of period                                                           $9.95              $9.27                N/A
  Accumulation units outstanding
  at the end of period                                                      3,867              2,226                N/A

JNL/T. Rowe Price Value Division322

  Accumulation unit value:
    Beginning of period                                                    $11.42              $9.09                N/A
    End of period                                                          $12.90              $11.42               N/A
  Accumulation units outstanding
  at the end of period                                                     19,339              5,839                N/A

JNL/MCM S&P 500 Index Division390

  Accumulation unit value:
    Beginning of period                                                     $9.59              $8.57                N/A
    End of period                                                          $10.35              $9.59                N/A
  Accumulation units outstanding
  at the end of period                                                     40,901              9,374                N/A

JNL/MCM S&P 400 MidCap Index Division390

  Accumulation unit value:
    Beginning of period                                                    $11.15              $9.64                N/A
    End of period                                                          $12.67              $11.15               N/A
  Accumulation units outstanding
  at the end of period                                                     20,399              7,469                N/A

JNL/MCM Small Cap Index Division390

  Accumulation unit value:
    Beginning of period                                                    $11.27              $9.59                N/A
    End of period                                                          $12.98              $11.27               N/A
  Accumulation units outstanding
  at the end of period                                                     18,643              5,019                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division390

  Accumulation unit value:
    Beginning of period                                                    $11.42              $9.55                N/A
    End of period                                                          $13.39              $11.42               N/A
  Accumulation units outstanding
  at the end of period                                                     15,932              3,229                N/A

JNL/MCM Bond Index Division390

  Accumulation unit value:
    Beginning of period                                                    $10.76              $10.48               N/A
    End of period                                                          $10.94              $10.76               N/A
  Accumulation units outstanding
  at the end of period                                                     19,992              2,306                N/A

JNL/Oppenheimer Global Growth Division322

  Accumulation unit value:
    Beginning of period                                                     $9.61              $7.07                N/A
    End of period                                                          $11.12              $9.61                N/A
  Accumulation units outstanding
  at the end of period                                                      7,538               830                 N/A

JNL/Oppenheimer Growth Division428

  Accumulation unit value:
    Beginning of period                                                     $7.87              $7.80                N/A
    End of period                                                           $8.05              $7.87                N/A
  Accumulation units outstanding
  at the end of period                                                       748                939                 N/A

JNL/AIM Large Cap Growth Division428

  Accumulation unit value:
    Beginning of period                                                    $10.20              $9.67                N/A
    End of period                                                          $11.00              $10.20               N/A
  Accumulation units outstanding
  at the end of period                                                      1,997              2,004                N/A

JNL/AIM Small Cap Growth Division468

  Accumulation unit value:
    Beginning of period                                                    $11.19              $11.02               N/A
    End of period                                                          $11.73              $11.19               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 113                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division707

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division461

  Accumulation unit value:
    Beginning of period                                                    $14.44              $13.53               N/A
    End of period                                                          $16.25              $14.44               N/A
  Accumulation units outstanding
  at the end of period                                                      2,349               789                 N/A

JNL/MCM Nasdaq 15 Division707

  Accumulation unit value:
    Beginning of period                                                    $10.63               N/A                 N/A
    End of period                                                          $10.82               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,357               N/A                 N/A

JNL/MCM Value Line 25 Division707

  Accumulation unit value:
    Beginning of period                                                    $10.81               N/A                 N/A
    End of period                                                          $11.42               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,340               N/A                 N/A

JNL/MCM VIP Division722

  Accumulation unit value:
    Beginning of period                                                    $10.74               N/A                 N/A
    End of period                                                          $11.07               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       78                 N/A                 N/A

JNL/MCM JNL 5 Division700

  Accumulation unit value:
    Beginning of period                                                    $10.20               N/A                 N/A
    End of period                                                          $10.90               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,238               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division289

  Accumulation unit value:
    Beginning of period                                                    $11.32              $9.67                N/A
    End of period                                                          $12.17              $11.32               N/A
  Accumulation units outstanding
  at the end of period                                                     15,979              1,071                N/A

JNL/S&P Managed Growth Division270

  Accumulation unit value:
    Beginning of period                                                    $11.41              $9.30                N/A
    End of period                                                          $12.47              $11.41               N/A
  Accumulation units outstanding
  at the end of period                                                     69,720              18,097               N/A

JNL/S&P Managed Aggressive Growth Division415

  Accumulation unit value:
    Beginning of period                                                    $11.08              $10.28               N/A
    End of period                                                          $12.24              $11.08               N/A
  Accumulation units outstanding
  at the end of period                                                     20,624              5,693                N/A

JNL/S&P Very Aggressive Growth Division I579

  Accumulation unit value:
    Beginning of period                                                    $10.50               N/A                 N/A
    End of period                                                          $10.90               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Equity Growth Division I491

  Accumulation unit value:
    Beginning of period                                                    $10.20               N/A                 N/A
    End of period                                                          $10.13               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I468

  Accumulation unit value:
    Beginning of period                                                    $10.21              $9.87                N/A
    End of period                                                          $10.39              $10.21               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 126                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division282

  Accumulation unit value:
    Beginning of period                                                    $10.18              $8.10                N/A
    End of period                                                          $10.33              $10.18               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 890                 N/A

JNL/S&P Core Index 75 Division637

  Accumulation unit value:
    Beginning of period                                                     $9.73               N/A                 N/A
    End of period                                                          $10.22               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.945% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM
  CREDIT 2%
20% ADDITIONAL FREE WITHDRAWAL AND PREMIUM CREDIT 2%
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND PREMIUM CREDIT 2%
NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 2%
4% ROLL-UP DEATH BENEFIT AND PREMIUM CREDIT 2%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division652

  Accumulation unit value:
    Beginning of period                                                    $21.84               N/A                 N/A
    End of period                                                          $24.78               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       254                N/A                 N/A

JNL/FMR Capital Growth Division685

  Accumulation unit value:
    Beginning of period                                                    $17.38               N/A                 N/A
    End of period                                                          $19.93               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,847               N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division650

  Accumulation unit value:
    Beginning of period                                                    $14.82               N/A                 N/A
    End of period                                                          $16.63               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,109               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division683

  Accumulation unit value:
    Beginning of period                                                    $16.01               N/A                 N/A
    End of period                                                          $18.71               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       272                N/A                 N/A

JNL/Select Balanced Division448

  Accumulation unit value:
    Beginning of period                                                    $20.09              $19.23               N/A
    End of period                                                          $21.85              $20.09               N/A
  Accumulation units outstanding
  at the end of period                                                      4,896                -                  N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division628

  Accumulation unit value:
    Beginning of period                                                    $14.79               N/A                 N/A
    End of period                                                          $15.23               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Select Money Market Division626

  Accumulation unit value:
    Beginning of period                                                    $11.65               N/A                 N/A
    End of period                                                          $11.61               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,130               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division646

  Accumulation unit value:
    Beginning of period                                                    $17.03               N/A                 N/A
    End of period                                                          $17.68               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,206               N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division524

  Accumulation unit value:
    Beginning of period                                                    $14.70               N/A                 N/A
    End of period                                                          $14.79               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,993               N/A                 N/A

JNL/T. Rowe Price Established Growth Division448

  Accumulation unit value:
    Beginning of period                                                    $22.71              $21.40               N/A
    End of period                                                          $24.47              $22.71               N/A
  Accumulation units outstanding
  at the end of period                                                      2,917                -                  N/A

JNL/JPMorgan International Equity Division652

  Accumulation unit value:
    Beginning of period                                                    $10.94               N/A                 N/A
    End of period                                                          $12.79               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,714               N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division588

  Accumulation unit value:
    Beginning of period                                                    $28.35               N/A                 N/A
    End of period                                                          $31.77               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,574               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division556

  Accumulation unit value:
    Beginning of period                                                     $9.09               N/A                 N/A
    End of period                                                          $10.08               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      8,643               N/A                 N/A

JNL/PIMCO Total Return Bond Division448

  Accumulation unit value:
    Beginning of period                                                    $13.14              $13.00               N/A
    End of period                                                          $13.46              $13.14               N/A
  Accumulation units outstanding
  at the end of period                                                      7,007                -                  N/A

JNL/Lazard Small Cap Value Division650

  Accumulation unit value:
    Beginning of period                                                    $12.47               N/A                 N/A
    End of period                                                          $14.10               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,799               N/A                 N/A

JNL/Lazard Mid Cap Value Division628

  Accumulation unit value:
    Beginning of period                                                    $14.22               N/A                 N/A
    End of period                                                          $16.61               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,386               N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $12.27               N/A                 N/A
    End of period                                                          $12.61               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,761               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division650

  Accumulation unit value:
    Beginning of period                                                     $7.35               N/A                 N/A
    End of period                                                           $8.08               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     27,931               N/A                 N/A

JNL/MCM The DowSM 10 Division418

  Accumulation unit value:
    Beginning of period                                                     $9.26              $8.00                N/A
    End of period                                                           $9.35              $9.26                N/A
  Accumulation units outstanding
  at the end of period                                                     50,805               265                 N/A

JNL/MCM The S&P(R) 10 Division418

  Accumulation unit value:
    Beginning of period                                                     $8.40              $7.36                N/A
    End of period                                                           $9.70              $8.40                N/A
  Accumulation units outstanding
  at the end of period                                                     25,260               289                 N/A

JNL/MCM Global 15 Division418

  Accumulation unit value:
    Beginning of period                                                     $9.13              $8.53                N/A
    End of period                                                          $11.47              $9.13                N/A
  Accumulation units outstanding
  at the end of period                                                     18,645               249                 N/A

JNL/MCM 25 Division418

  Accumulation unit value:
    Beginning of period                                                     $9.75              $8.21                N/A
    End of period                                                          $11.66              $9.75                N/A
  Accumulation units outstanding
  at the end of period                                                     41,848               259                 N/A

JNL/MCM Select Small-Cap Division418

  Accumulation unit value:
    Beginning of period                                                    $16.24              $14.26               N/A
    End of period                                                          $17.93              $16.24               N/A
  Accumulation units outstanding
  at the end of period                                                     11,141               149                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division672

  Accumulation unit value:
    Beginning of period                                                     $4.88               N/A                 N/A
    End of period                                                           $5.57               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,479               N/A                 N/A

JNL/MCM Healthcare Sector Division641

  Accumulation unit value:
    Beginning of period                                                     $9.84               N/A                 N/A
    End of period                                                          $10.49               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,169               N/A                 N/A

JNL/MCM Financial Sector Division686

  Accumulation unit value:
    Beginning of period                                                    $10.65               N/A                 N/A
    End of period                                                          $11.80               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,753               N/A                 N/A

JNL/MCM Oil & Gas Sector Division628

  Accumulation unit value:
    Beginning of period                                                    $14.97               N/A                 N/A
    End of period                                                          $16.93               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,497               N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division524

  Accumulation unit value:
    Beginning of period                                                     $9.38               N/A                 N/A
    End of period                                                           $9.94               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     10,496               N/A                 N/A

JNL/T. Rowe Price Value Division623

  Accumulation unit value:
    Beginning of period                                                    $11.54               N/A                 N/A
    End of period                                                          $12.89               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      8,282               N/A                 N/A

JNL/MCM S&P 500 Index Division418

  Accumulation unit value:
    Beginning of period                                                     $9.58              $8.66                N/A
    End of period                                                          $10.34              $9.58                N/A
  Accumulation units outstanding
  at the end of period                                                     22,972               245                 N/A

JNL/MCM S&P 400 MidCap Index Division418

  Accumulation unit value:
    Beginning of period                                                    $11.15              $10.00               N/A
    End of period                                                          $12.66              $11.15               N/A
  Accumulation units outstanding
  at the end of period                                                     12,508               212                 N/A

JNL/MCM Small Cap Index Division418

  Accumulation unit value:
    Beginning of period                                                    $11.26              $10.04               N/A
    End of period                                                          $12.97              $11.26               N/A
  Accumulation units outstanding
  at the end of period                                                      9,424               212                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division418

  Accumulation unit value:
    Beginning of period                                                    $11.42              $9.91                N/A
    End of period                                                          $13.38              $11.42               N/A
  Accumulation units outstanding
  at the end of period                                                      9,611               214                 N/A

JNL/MCM Bond Index Division418

  Accumulation unit value:
    Beginning of period                                                    $10.76              $10.73               N/A
    End of period                                                          $10.94              $10.76               N/A
  Accumulation units outstanding
  at the end of period                                                      7,595               198                 N/A

JNL/Oppenheimer Global Growth Division448

  Accumulation unit value:
    Beginning of period                                                     $9.61              $8.94                N/A
    End of period                                                          $11.11              $9.61                N/A
  Accumulation units outstanding
  at the end of period                                                      2,187                -                  N/A

JNL/Oppenheimer Growth Division650

  Accumulation unit value:
    Beginning of period                                                     $7.38               N/A                 N/A
    End of period                                                           $8.07               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,367               N/A                 N/A

JNL/AIM Large Cap Growth Division556

  Accumulation unit value:
    Beginning of period                                                    $10.58               N/A                 N/A
    End of period                                                          $10.99               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,082               N/A                 N/A

JNL/AIM Small Cap Growth Division588

  Accumulation unit value:
    Beginning of period                                                    $11.10               N/A                 N/A
    End of period                                                          $11.72               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       455                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division524

  Accumulation unit value:
    Beginning of period                                                     $9.48               N/A                 N/A
    End of period                                                           $9.11               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Select Value Division678

  Accumulation unit value:
    Beginning of period                                                    $15.16               N/A                 N/A
    End of period                                                          $16.24               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,771               N/A                 N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division721

  Accumulation unit value:
    Beginning of period                                                    $10.86               N/A                 N/A
    End of period                                                          $11.42               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       52                 N/A                 N/A

JNL/MCM VIP Division681

  Accumulation unit value:
    Beginning of period                                                     $9.87               N/A                 N/A
    End of period                                                          $11.07               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,261               N/A                 N/A

JNL/MCM JNL 5 Division681

  Accumulation unit value:
    Beginning of period                                                     $9.87               N/A                 N/A
    End of period                                                          $10.90               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      8,222               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division424

  Accumulation unit value:
    Beginning of period                                                    $11.31              $10.74               N/A
    End of period                                                          $12.15              $11.31               N/A
  Accumulation units outstanding
  at the end of period                                                     25,167              14,776               N/A

JNL/S&P Managed Growth Division445

  Accumulation unit value:
    Beginning of period                                                    $11.39              $10.89               N/A
    End of period                                                          $12.45              $11.39               N/A
  Accumulation units outstanding
  at the end of period                                                     18,215              3,602                N/A

JNL/S&P Managed Aggressive Growth Division614

  Accumulation unit value:
    Beginning of period                                                    $11.07               N/A                 N/A
    End of period                                                          $12.22               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     44,599               N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I556

  Accumulation unit value:
    Beginning of period                                                    $10.27               N/A                 N/A
    End of period                                                          $10.12               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division651

  Accumulation unit value:
    Beginning of period                                                     $9.64               N/A                 N/A
    End of period                                                          $10.04               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division706

  Accumulation unit value:
    Beginning of period                                                    $10.16               N/A                 N/A
    End of period                                                          $10.30               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     17,089               N/A                 N/A

JNL/S&P Managed Moderate Division719

  Accumulation unit value:
    Beginning of period                                                    $10.36               N/A                 N/A
    End of period                                                          $10.49               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     14,775               N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.95% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND THREE YEAR WITHDRAWAL CHARGE PERIOD 5% ROLL-UP DEATH BENEFIT AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT
GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND THREE YEAR WITHDRAWAL CHARGE PERIOD COMPOUNDING DEATH BENEFIT AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED
  MINIMUM WITHDRAWAL BENEFIT
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND
  MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT
20% ADDITIONAL FREE WITHDRAWAL AND COMPOUNDING DEATH BENEFIT AND GUARANTEED
  MINIMUM WITHDRAWAL BENEFIT
EARNINGSMAX AND NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT
$1 MILLION PREMIUM ADMINISTRATIVE FEE WAIVER AND 20% ADDITIONAL FREE WITHDRAWAL
  AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL
  BENEFIT
20% ADDITIONAL FREE WITHDRAWAL AND NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND FIVE YEAR
  WITHDRAWAL CHARGE PERIOD
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT 20% ADDITIONAL FREE WITHDRAWAL AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND
  MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT
COMPOUNDING DEATH BENEFIT AND EARNINGSMAX AND GUARANTEED MINIMUM WITHDRAWAL
  BENEFIT
4% ROLL-UP DEATH BENEFIT AND NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT
$1 MILLION PREMIUM ADMINISTRATIVE FEE WAIVER AND 5% ROLL-UP DEATH BENEFIT AND
  NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT
20% ADDITIONAL FREE WITHDRAWAL AND COMBINATION 4% ROLL-UP AND HIGHEST
  ANNIVERSARY VALUE DEATH BENEFIT
20% ADDITIONAL FREE WITHDRAWAL AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT
  RELAUNCH
COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  EARNINGSMAX
GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH AND THREE YEAR WITHDRAWAL CHARGE
  PERIOD
4% ROLL-UP DEATH BENEFIT AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT
  RELAUNCH

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division153

  Accumulation unit value:
    Beginning of period                                                    $22.65              $17.04             $17.26
    End of period                                                          $24.80              $22.65             $17.04
  Accumulation units outstanding
  at the end of period                                                     17,320              2,264                 -

JNL/FMR Capital Growth Division453

  Accumulation unit value:
    Beginning of period                                                    $17.22              $16.82               N/A
    End of period                                                          $19.92              $17.22               N/A
  Accumulation units outstanding
  at the end of period                                                      2,006               345                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Global Growth Division724

  Accumulation unit value:
    Beginning of period                                                    $21.71               N/A                 N/A
    End of period                                                          $22.01               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       537                N/A                 N/A

JNL/Alger Growth Division297

  Accumulation unit value:
    Beginning of period                                                    $16.11              $12.25               N/A
    End of period                                                          $16.59              $16.11               N/A
  Accumulation units outstanding
  at the end of period                                                      7,887              17,332               N/A

JNL/Eagle Core Equity Division273

  Accumulation unit value:
    Beginning of period                                                    $15.75              $12.47               N/A
    End of period                                                          $16.42              $15.75               N/A
  Accumulation units outstanding
  at the end of period                                                     16,328              7,408                N/A

JNL/Eagle SmallCap Equity Division218

  Accumulation unit value:
    Beginning of period                                                    $16.05              $11.69             $11.20
    End of period                                                          $18.70              $16.05             $11.69
  Accumulation units outstanding
  at the end of period                                                     14,259              3,864                 -

JNL/Select Balanced Division273

  Accumulation unit value:
    Beginning of period                                                    $20.09              $16.38               N/A
    End of period                                                          $21.84              $20.09               N/A
  Accumulation units outstanding
  at the end of period                                                     26,463              13,316               N/A

JNL/Putnam Equity Division548

  Accumulation unit value:
    Beginning of period                                                    $17.54               N/A                 N/A
    End of period                                                          $19.15               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       842                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/PPM America High Yield Bond Division218

  Accumulation unit value:
    Beginning of period                                                    $14.78              $12.70             $12.22
    End of period                                                          $15.22              $14.78             $12.70
  Accumulation units outstanding
  at the end of period                                                        -                16,345                -

JNL/Select Money Market Division332

  Accumulation unit value:
    Beginning of period                                                    $11.74              $11.85               N/A
    End of period                                                          $11.60              $11.74               N/A
  Accumulation units outstanding
  at the end of period                                                     14,636              23,324               N/A

JNL/Putnam Value Equity Division273

  Accumulation unit value:
    Beginning of period                                                    $17.47              $13.63               N/A
    End of period                                                          $18.80              $17.47               N/A
  Accumulation units outstanding
  at the end of period                                                      5,300              2,074                N/A

JNL/Salomon Brothers Strategic Bond Division218

  Accumulation unit value:
    Beginning of period                                                    $16.85              $15.13             $14.57
    End of period                                                          $17.67              $16.85             $15.13
  Accumulation units outstanding
  at the end of period                                                     31,648              10,209                -

JNL/Salomon Brothers U.S. Government & Quality Bond Division273

  Accumulation unit value:
    Beginning of period                                                    $14.51              $14.66               N/A
    End of period                                                          $14.78              $14.51               N/A
  Accumulation units outstanding
  at the end of period                                                     27,677              7,905                N/A

JNL/T. Rowe Price Established Growth Division273

  Accumulation unit value:
    Beginning of period                                                    $22.70              $17.21               N/A
    End of period                                                          $24.46              $22.70               N/A
  Accumulation units outstanding
  at the end of period                                                     39,044              16,039               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/JPMorgan International Equity Division346

  Accumulation unit value:
    Beginning of period                                                    $11.21              $9.66                N/A
    End of period                                                          $12.79              $11.21               N/A
  Accumulation units outstanding
  at the end of period                                                      6,827              13,238               N/A

JNL/T. Rowe Price Mid-Cap Growth Division153

  Accumulation unit value:
    Beginning of period                                                    $27.42              $20.17             $20.85
    End of period                                                          $31.73              $27.42             $20.17
  Accumulation units outstanding
  at the end of period                                                     28,688              9,173                 -

JNL/Alliance Capital Growth Division297

  Accumulation unit value:
    Beginning of period                                                     $9.17              $7.52                N/A
    End of period                                                           $9.56              $9.17                N/A
  Accumulation units outstanding
  at the end of period                                                     13,519              38,407               N/A

JNL/JPMorgan International Value Division411

  Accumulation unit value:
    Beginning of period                                                     $8.39              $7.33                N/A
    End of period                                                          $10.08              $8.39                N/A
  Accumulation units outstanding
  at the end of period                                                     61,881              18,045               N/A

JNL/PIMCO Total Return Bond Division153

  Accumulation unit value:
    Beginning of period                                                    $13.14              $12.78             $12.26
    End of period                                                          $13.45              $13.14             $12.78
  Accumulation units outstanding
  at the end of period                                                     112,184             28,962                -

JNL/Lazard Small Cap Value Division153

  Accumulation unit value:
    Beginning of period                                                    $12.45              $9.15               $9.55
    End of period                                                          $14.09              $12.45              $9.15
  Accumulation units outstanding
  at the end of period                                                     41,982              21,995                -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Lazard Mid Cap Value Division153

  Accumulation unit value:
    Beginning of period                                                    $13.57              $10.74             $10.96
    End of period                                                          $16.60              $13.57             $10.74
  Accumulation units outstanding
  at the end of period                                                     31,445              7,158                 -

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $12.26               N/A                 N/A
    End of period                                                          $12.60               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     57,641               N/A                 N/A

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division368

  Accumulation unit value:
    Beginning of period                                                     $7.40              $6.66                N/A
    End of period                                                           $8.07              $7.40                N/A
  Accumulation units outstanding
  at the end of period                                                     154,568             40,569               N/A

JNL/MCM The DowSM 10 Division300

  Accumulation unit value:
    Beginning of period                                                     $9.26              $6.82                N/A
    End of period                                                           $9.34              $9.26                N/A
  Accumulation units outstanding
  at the end of period                                                     400,721            131,275               N/A

JNL/MCM The S&P(R) 10 Division300

  Accumulation unit value:
    Beginning of period                                                     $8.40              $7.15                N/A
    End of period                                                           $9.69              $8.40                N/A
  Accumulation units outstanding
  at the end of period                                                     291,617             94,115               N/A

JNL/MCM Global 15 Division300

  Accumulation unit value:
    Beginning of period                                                     $9.13              $6.14                N/A
    End of period                                                          $11.46              $9.13                N/A
  Accumulation units outstanding
  at the end of period                                                     227,316             61,879               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM 25 Division300

  Accumulation unit value:
    Beginning of period                                                     $9.75              $6.95                N/A
    End of period                                                          $11.65              $9.75                N/A
  Accumulation units outstanding
  at the end of period                                                     255,800             84,346               N/A

JNL/MCM Select Small-Cap Division300

  Accumulation unit value:
    Beginning of period                                                    $16.23              $11.29               N/A
    End of period                                                          $17.92              $16.23               N/A
  Accumulation units outstanding
  at the end of period                                                     143,055             52,097               N/A

JNL/MCM Technology Sector Division544

  Accumulation unit value:
    Beginning of period                                                     $5.44               N/A                 N/A
    End of period                                                           $5.57               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     19,854               N/A                 N/A

JNL/MCM Healthcare Sector Division495

  Accumulation unit value:
    Beginning of period                                                    $10.44               N/A                 N/A
    End of period                                                          $10.49               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     23,886               N/A                 N/A

JNL/MCM Financial Sector Division495

  Accumulation unit value:
    Beginning of period                                                    $10.69               N/A                 N/A
    End of period                                                          $11.80               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     19,412               N/A                 N/A

JNL/MCM Oil & Gas Sector Division495

  Accumulation unit value:
    Beginning of period                                                    $13.07               N/A                 N/A
    End of period                                                          $16.93               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     19,816               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Consumer Brands Sector Division609

  Accumulation unit value:
    Beginning of period                                                     $9.69               N/A                 N/A
    End of period                                                          $10.59               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       55                 N/A                 N/A

JNL/MCM Communications Sector Division609

  Accumulation unit value:
    Beginning of period                                                     $3.96               N/A                 N/A
    End of period                                                           $4.43               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     13,270               N/A                 N/A

JNL/Putnam Midcap Growth Division389

  Accumulation unit value:
    Beginning of period                                                     $6.35              $5.63                N/A
    End of period                                                           $7.39              $6.35                N/A
  Accumulation units outstanding
  at the end of period                                                      8,025              2,459                N/A

JNL/FMR Balanced Division273

  Accumulation unit value:
    Beginning of period                                                     $9.26              $8.14                N/A
    End of period                                                           $9.94              $9.26                N/A
  Accumulation units outstanding
  at the end of period                                                     35,671              21,242               N/A

JNL/T. Rowe Price Value Division153

  Accumulation unit value:
    Beginning of period                                                    $11.40              $8.95               $9.19
    End of period                                                          $12.88              $11.40              $8.95
  Accumulation units outstanding
  at the end of period                                                     133,471             50,846                -

JNL/MCM S&P 500 Index Division218

  Accumulation unit value:
    Beginning of period                                                     $9.58              $7.65               $7.86
    End of period                                                          $10.34              $9.58               $7.65
  Accumulation units outstanding
  at the end of period                                                     289,413             94,353                -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM S&P 400 MidCap Index Division312

  Accumulation unit value:
    Beginning of period                                                    $11.15              $8.29                N/A
    End of period                                                          $12.66              $11.15               N/A
  Accumulation units outstanding
  at the end of period                                                     169,832             50,154               N/A

JNL/MCM Small Cap Index Division312

  Accumulation unit value:
    Beginning of period                                                    $11.26              $7.89                N/A
    End of period                                                          $12.97              $11.26               N/A
  Accumulation units outstanding
  at the end of period                                                     87,894              26,949               N/A

JNL/MCM International Index Division320

  Accumulation unit value:
    Beginning of period                                                    $11.42              $8.54                N/A
    End of period                                                          $13.38              $11.42               N/A
  Accumulation units outstanding
  at the end of period                                                     90,544              21,286               N/A

JNL/MCM Bond Index Division312

  Accumulation unit value:
    Beginning of period                                                    $10.76              $10.69               N/A
    End of period                                                          $10.93              $10.76               N/A
  Accumulation units outstanding
  at the end of period                                                     172,436             67,745               N/A

JNL/Oppenheimer Global Growth Division346

  Accumulation unit value:
    Beginning of period                                                     $9.61              $7.80                N/A
    End of period                                                          $11.11              $9.61                N/A
  Accumulation units outstanding
  at the end of period                                                     74,783              20,933               N/A

JNL/Oppenheimer Growth Division411

  Accumulation unit value:
    Beginning of period                                                     $7.87              $7.81                N/A
    End of period                                                           $8.04              $7.87                N/A
  Accumulation units outstanding
  at the end of period                                                     14,308              5,376                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Large Cap Growth Division153

  Accumulation unit value:
    Beginning of period                                                    $10.19              $7.99               $8.39
    End of period                                                          $10.99              $10.19              $7.99
  Accumulation units outstanding
  at the end of period                                                     27,566              10,724                -

JNL/AIM Small Cap Growth Division346

  Accumulation unit value:
    Beginning of period                                                    $11.19              $9.49                N/A
    End of period                                                          $11.72              $11.19               N/A
  Accumulation units outstanding
  at the end of period                                                     38,850              19,461               N/A

JNL/AIM Premier Equity II Division297

  Accumulation unit value:
    Beginning of period                                                     $9.32              $7.53                N/A
    End of period                                                           $9.10              $9.32                N/A
  Accumulation units outstanding
  at the end of period                                                        -                6,460                N/A

JNL/Select Value Division413

  Accumulation unit value:
    Beginning of period                                                    $14.43              $13.10               N/A
    End of period                                                          $16.24              $14.43               N/A
  Accumulation units outstanding
  at the end of period                                                     28,459              9,439                N/A

JNL/MCM Nasdaq 15 Division709

  Accumulation unit value:
    Beginning of period                                                    $10.47               N/A                 N/A
    End of period                                                          $10.82               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,822               N/A                 N/A

JNL/MCM Value Line 25 Division689

  Accumulation unit value:
    Beginning of period                                                     $9.56               N/A                 N/A
    End of period                                                          $11.42               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     15,685               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM VIP Division710

  Accumulation unit value:
    Beginning of period                                                    $10.53               N/A                 N/A
    End of period                                                          $11.07               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     13,576               N/A                 N/A

JNL/MCM JNL 5 Division697

  Accumulation unit value:
    Beginning of period                                                     $9.98               N/A                 N/A
    End of period                                                          $10.90               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     164,606              N/A                 N/A

JNL/S&P Managed Moderate Growth Division276

  Accumulation unit value:
    Beginning of period                                                    $11.30              $9.49                N/A
    End of period                                                          $12.15              $11.30               N/A
  Accumulation units outstanding
  at the end of period                                                     294,370            157,271               N/A

JNL/S&P Managed Growth Division387

  Accumulation unit value:
    Beginning of period                                                    $11.39              $10.30               N/A
    End of period                                                          $12.44              $11.39               N/A
  Accumulation units outstanding
  at the end of period                                                     718,229            175,682               N/A

JNL/S&P Managed Aggressive Growth Division344

  Accumulation unit value:
    Beginning of period                                                    $11.06              $9.77                N/A
    End of period                                                          $12.22              $11.06               N/A
  Accumulation units outstanding
  at the end of period                                                     86,407              13,646               N/A

JNL/S&P Very Aggressive Growth Division I102

  Accumulation unit value:
    Beginning of period                                                    $10.67              $8.33              $10.62
    End of period                                                          $10.88              $10.67              $8.33
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Equity Growth Division I377

  Accumulation unit value:
    Beginning of period                                                     $9.97              $8.93                N/A
    End of period                                                          $10.12              $9.97                N/A
  Accumulation units outstanding
  at the end of period                                                        -                11,475               N/A

JNL/S&P Equity Aggressive Growth Division I410

  Accumulation unit value:
    Beginning of period                                                    $10.19              $9.33                N/A
    End of period                                                          $10.37              $10.19               N/A
  Accumulation units outstanding
  at the end of period                                                        -                2,394                N/A

JNL/S&P Core Index 50 Division484

  Accumulation unit value:
    Beginning of period                                                     $9.88              $9.86                N/A
    End of period                                                          $10.04              $9.88                N/A
  Accumulation units outstanding
  at the end of period                                                        -                1,701                N/A

JNL/S&P Core Index 100 Division297

  Accumulation unit value:
    Beginning of period                                                    $10.18              $8.34                N/A
    End of period                                                          $10.33              $10.18               N/A
  Accumulation units outstanding
  at the end of period                                                        -                13,916               N/A

JNL/S&P Core Index 75 Division521

  Accumulation unit value:
    Beginning of period                                                    $10.27               N/A                 N/A
    End of period                                                          $10.22               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Managed Conservative Division688

  Accumulation unit value:
    Beginning of period                                                     $9.96               N/A                 N/A
    End of period                                                          $10.30               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     20,214               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Division724

  Accumulation unit value:
    Beginning of period                                                    $10.38               N/A                 N/A
    End of period                                                          $10.49               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       192                N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.955% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 2%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division682

  Accumulation unit value:
    Beginning of period                                                    $20.63               N/A                 N/A
    End of period                                                          $21.83               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       362                N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division682

  Accumulation unit value:
    Beginning of period                                                    $17.31               N/A                 N/A
    End of period                                                          $17.66               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,294               N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division682

  Accumulation unit value:
    Beginning of period                                                    $14.72               N/A                 N/A
    End of period                                                          $14.77               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,015               N/A                 N/A

JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Equity Division626

  Accumulation unit value:
    Beginning of period                                                    $10.72               N/A                 N/A
    End of period                                                          $12.78               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,451               N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division626

  Accumulation unit value:
    Beginning of period                                                    $26.75               N/A                 N/A
    End of period                                                          $31.73               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       582                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division682

  Accumulation unit value:
    Beginning of period                                                    $13.42               N/A                 N/A
    End of period                                                          $13.45               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,113               N/A                 N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division682

  Accumulation unit value:
    Beginning of period                                                    $12.34               N/A                 N/A
    End of period                                                          $12.59               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,210               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division637

  Accumulation unit value:
    Beginning of period                                                     $7.16               N/A                 N/A
    End of period                                                           $8.07               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       345                N/A                 N/A

JNL/MCM The DowSM 10 Division626

  Accumulation unit value:
    Beginning of period                                                     $8.57               N/A                 N/A
    End of period                                                           $9.34               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,803               N/A                 N/A

JNL/MCM The S&P(R) 10 Division682

  Accumulation unit value:
    Beginning of period                                                     $8.68               N/A                 N/A
    End of period                                                           $9.69               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,686               N/A                 N/A

JNL/MCM Global 15 Division682

  Accumulation unit value:
    Beginning of period                                                    $10.23               N/A                 N/A
    End of period                                                          $11.46               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,440               N/A                 N/A

JNL/MCM 25 Division682

  Accumulation unit value:
    Beginning of period                                                    $10.56               N/A                 N/A
    End of period                                                          $11.65               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,263               N/A                 N/A

JNL/MCM Select Small-Cap Division626

  Accumulation unit value:
    Beginning of period                                                    $14.48               N/A                 N/A
    End of period                                                          $17.92               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,311               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Value Division626

  Accumulation unit value:
    Beginning of period                                                    $11.40               N/A                 N/A
    End of period                                                          $12.88               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,365               N/A                 N/A

JNL/MCM S&P 500 Index Division626

  Accumulation unit value:
    Beginning of period                                                     $9.28               N/A                 N/A
    End of period                                                          $10.34               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,575               N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division631

  Accumulation unit value:
    Beginning of period                                                    $11.12               N/A                 N/A
    End of period                                                          $12.66               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,059               N/A                 N/A

JNL/MCM Small Cap Index Division631

  Accumulation unit value:
    Beginning of period                                                    $11.06               N/A                 N/A
    End of period                                                          $12.97               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       996                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division631

  Accumulation unit value:
    Beginning of period                                                    $11.42               N/A                 N/A
    End of period                                                          $13.38               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       948                N/A                 N/A

JNL/MCM Bond Index Division682

  Accumulation unit value:
    Beginning of period                                                    $10.95               N/A                 N/A
    End of period                                                          $10.93               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       682                N/A                 N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division674

  Accumulation unit value:
    Beginning of period                                                    $11.24               N/A                 N/A
    End of period                                                          $12.21               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       211                N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division637

  Accumulation unit value:
    Beginning of period                                                     $9.72               N/A                 N/A
    End of period                                                          $10.22               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.96% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
COMBINED DEATH BENEFIT AND PREMIUM CREDIT 4%
HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM CREDIT 4%
$1 MILLION PREMIUM ADMINISTRATIVE FEE WAIVER AND FIVE YEAR WITHDRAWAL CHARGE
  PERIOD AND PREMIUM CREDIT 4%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division118

  Accumulation unit value:
    Beginning of period                                                    $22.60              $17.01             $21.57
    End of period                                                          $24.74              $22.60             $17.01
  Accumulation units outstanding
  at the end of period                                                     69,043              34,029              7,823

JNL/FMR Capital Growth Division117

  Accumulation unit value:
    Beginning of period                                                    $17.20              $12.93             $16.50
    End of period                                                          $19.91              $17.20             $12.93
  Accumulation units outstanding
  at the end of period                                                     26,174              21,273              7,569

JNL/Select Global Growth Division719

  Accumulation unit value:
    Beginning of period                                                    $21.93               N/A                 N/A
    End of period                                                          $21.99               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,632               N/A                 N/A

JNL/Alger Growth Division111

  Accumulation unit value:
    Beginning of period                                                    $16.03              $12.13             $16.57
    End of period                                                          $16.57              $16.03             $12.13
  Accumulation units outstanding
  at the end of period                                                     91,202             103,888             46,048






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division111

  Accumulation unit value:
    Beginning of period                                                    $15.74              $12.89             $16.04
    End of period                                                          $16.41              $15.74             $12.89
  Accumulation units outstanding
  at the end of period                                                     80,560              65,672             29,226

JNL/Eagle SmallCap Equity Division111

  Accumulation unit value:
    Beginning of period                                                    $16.04              $11.69             $16.15
    End of period                                                          $18.68              $16.04             $11.69
  Accumulation units outstanding
  at the end of period                                                     35,160              63,447             15,846

JNL/Select Balanced Division110

  Accumulation unit value:
    Beginning of period                                                    $20.07              $16.83             $18.02
    End of period                                                          $21.82              $20.07             $16.83
  Accumulation units outstanding
  at the end of period                                                     134,124            102,882             34,008

JNL/Putnam Equity Division114

  Accumulation unit value:
    Beginning of period                                                    $17.26              $13.84             $16.75
    End of period                                                          $19.13              $17.26             $13.84
  Accumulation units outstanding
  at the end of period                                                     10,888              12,169              4,337

JNL/PPM America High Yield Bond Division107

  Accumulation unit value:
    Beginning of period                                                    $14.77              $12.69             $12.84
    End of period                                                          $15.21              $14.77             $12.69
  Accumulation units outstanding
  at the end of period                                                        -               231,268             67,853

JNL/Select Money Market Division116

  Accumulation unit value:
    Beginning of period                                                    $11.73              $11.91             $11.98
    End of period                                                          $11.59              $11.73             $11.91
  Accumulation units outstanding
  at the end of period                                                     124,878             79,246             104,785






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division107

  Accumulation unit value:
    Beginning of period                                                    $17.45              $14.29             $17.54
    End of period                                                          $18.79              $17.45             $14.29
  Accumulation units outstanding
  at the end of period                                                     46,507              38,737             24,452

JNL/Salomon Brothers Strategic Bond Division114

  Accumulation unit value:
    Beginning of period                                                    $16.84              $15.12             $14.55
    End of period                                                          $17.65              $16.84             $15.12
  Accumulation units outstanding
  at the end of period                                                     73,406              62,880              9,686

JNL/Salomon Brothers U.S. Government & Quality Bond Division114

  Accumulation unit value:
    Beginning of period                                                    $14.50              $14.61             $13.52
    End of period                                                          $14.76              $14.50             $14.61
  Accumulation units outstanding
  at the end of period                                                     120,766            136,335             54,697

JNL/T. Rowe Price Established Growth Division110

  Accumulation unit value:
    Beginning of period                                                    $22.68              $17.71             $21.13
    End of period                                                          $24.43              $22.68             $17.71
  Accumulation units outstanding
  at the end of period                                                     104,596             70,605             27,437

JNL/JPMorgan International Equity Division113

  Accumulation unit value:
    Beginning of period                                                    $11.20              $8.88              $11.27
    End of period                                                          $12.77              $11.20              $8.88
  Accumulation units outstanding
  at the end of period                                                     61,743             130,042             58,569

JNL/T. Rowe Price Mid-Cap Growth Division107

  Accumulation unit value:
    Beginning of period                                                    $27.40              $20.16             $25.65
    End of period                                                          $31.72              $27.40             $20.16
  Accumulation units outstanding
  at the end of period                                                     130,167            108,881             37,470






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division118

  Accumulation unit value:
    Beginning of period                                                     $9.17              $7.52               $9.90
    End of period                                                           $9.56              $9.17               $7.52
  Accumulation units outstanding
  at the end of period                                                     33,075             114,670             18,349

JNL/JPMorgan International Value Division245

  Accumulation unit value:
    Beginning of period                                                     $8.38              $6.13               $6.08
    End of period                                                          $10.07              $8.38               $6.13
  Accumulation units outstanding
  at the end of period                                                     198,111             32,836              2,737

JNL/PIMCO Total Return Bond Division110

  Accumulation unit value:
    Beginning of period                                                    $13.13              $12.77             $12.21
    End of period                                                          $13.44              $13.13             $12.77
  Accumulation units outstanding
  at the end of period                                                     353,176            310,331             196,657

JNL/Lazard Small Cap Value Division113

  Accumulation unit value:
    Beginning of period                                                    $12.45              $9.14              $11.73
    End of period                                                          $14.08              $12.45              $9.14
  Accumulation units outstanding
  at the end of period                                                     179,997            112,324             42,406

JNL/Lazard Mid Cap Value Division111

  Accumulation unit value:
    Beginning of period                                                    $13.57              $10.74             $13.08
    End of period                                                          $16.60              $13.57             $10.74
  Accumulation units outstanding
  at the end of period                                                     168,123            102,925             39,620

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $12.25               N/A                 N/A
    End of period                                                          $12.59               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     754,595              N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division118

  Accumulation unit value:
    Beginning of period                                                     $7.39              $5.84               $7.46
    End of period                                                           $8.07              $7.39               $5.84
  Accumulation units outstanding
  at the end of period                                                     80,240              84,242              9,986

JNL/MCM The DowSM 10 Division110

  Accumulation unit value:
    Beginning of period                                                     $9.26              $7.51               $8.89
    End of period                                                           $9.34              $9.26               $7.51
  Accumulation units outstanding
  at the end of period                                                     878,584            609,023             160,380

JNL/MCM The S&P(R) 10 Division118

  Accumulation unit value:
    Beginning of period                                                     $8.40              $7.20               $9.82
    End of period                                                           $9.69              $8.40               $7.20
  Accumulation units outstanding
  at the end of period                                                     718,455            456,102             124,970

JNL/MCM Global 15 Division118

  Accumulation unit value:
    Beginning of period                                                     $9.12              $6.99               $8.91
    End of period                                                          $11.46              $9.12               $6.99
  Accumulation units outstanding
  at the end of period                                                     700,411            437,710             123,531

JNL/MCM 25 Division118

  Accumulation unit value:
    Beginning of period                                                     $9.74              $7.48               $9.64
    End of period                                                          $11.65              $9.74               $7.48
  Accumulation units outstanding
  at the end of period                                                     729,545            428,600             119,222

JNL/MCM Select Small-Cap Division118

  Accumulation unit value:
    Beginning of period                                                    $16.23              $11.18             $15.23
    End of period                                                          $17.91              $16.23             $11.18
  Accumulation units outstanding
  at the end of period                                                     428,370            281,329             82,650






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division493

  Accumulation unit value:
    Beginning of period                                                     $6.01               N/A                 N/A
    End of period                                                           $5.57               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     20,606               N/A                 N/A

JNL/MCM Healthcare Sector Division490

  Accumulation unit value:
    Beginning of period                                                    $10.50               N/A                 N/A
    End of period                                                          $10.48               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     35,663               N/A                 N/A

JNL/MCM Financial Sector Division497

  Accumulation unit value:
    Beginning of period                                                    $10.82               N/A                 N/A
    End of period                                                          $11.79               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     12,804               N/A                 N/A

JNL/MCM Oil & Gas Sector Division499

  Accumulation unit value:
    Beginning of period                                                    $13.37               N/A                 N/A
    End of period                                                          $16.92               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     24,200               N/A                 N/A

JNL/MCM Consumer Brands Sector Division512

  Accumulation unit value:
    Beginning of period                                                     $9.89               N/A                 N/A
    End of period                                                          $10.59               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     14,004               N/A                 N/A

JNL/MCM Communications Sector Division522

  Accumulation unit value:
    Beginning of period                                                     $4.13               N/A                 N/A
    End of period                                                           $4.43               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      8,822               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division118

  Accumulation unit value:
    Beginning of period                                                     $6.35              $4.85               $6.56
    End of period                                                           $7.38              $6.35               $4.85
  Accumulation units outstanding
  at the end of period                                                     69,091              56,519             35,705

JNL/FMR Balanced Division110

  Accumulation unit value:
    Beginning of period                                                     $9.26              $8.30               $8.91
    End of period                                                           $9.93              $9.26               $8.30
  Accumulation units outstanding
  at the end of period                                                     168,721            148,712             39,159

JNL/T. Rowe Price Value Division107

  Accumulation unit value:
    Beginning of period                                                    $11.40              $8.95              $11.16
    End of period                                                          $12.88              $11.40              $8.95
  Accumulation units outstanding
  at the end of period                                                     421,158            276,707             131,107

JNL/MCM S&P 500 Index Division117

  Accumulation unit value:
    Beginning of period                                                     $9.58              $7.64               $9.59
    End of period                                                          $10.34              $9.58               $7.64
  Accumulation units outstanding
  at the end of period                                                     422,918            303,614             102,302

JNL/MCM S&P 400 MidCap Index Division117

  Accumulation unit value:
    Beginning of period                                                    $11.14              $8.45              $10.75
    End of period                                                          $12.65              $11.14              $8.45
  Accumulation units outstanding
  at the end of period                                                     244,873            170,200             60,563

JNL/MCM Small Cap Index Division117

  Accumulation unit value:
    Beginning of period                                                    $11.26              $7.87              $10.49
    End of period                                                          $12.97              $11.26              $7.87
  Accumulation units outstanding
  at the end of period                                                     225,285            146,573             55,753






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division118

  Accumulation unit value:
    Beginning of period                                                    $11.42              $8.48              $10.68
    End of period                                                          $13.38              $11.42              $8.48
  Accumulation units outstanding
  at the end of period                                                     186,916            117,408             42,201

JNL/MCM Bond Index Division118

  Accumulation unit value:
    Beginning of period                                                    $10.76              $10.65              $9.95
    End of period                                                          $10.93              $10.76             $10.65
  Accumulation units outstanding
  at the end of period                                                     136,472             98,766             35,329

JNL/Oppenheimer Global Growth Division118

  Accumulation unit value:
    Beginning of period                                                     $9.60              $6.97               $9.14
    End of period                                                          $11.11              $9.60               $6.97
  Accumulation units outstanding
  at the end of period                                                     235,600            187,082             32,807

JNL/Oppenheimer Growth Division118

  Accumulation unit value:
    Beginning of period                                                     $7.87              $6.81               $8.67
    End of period                                                           $8.04              $7.87               $6.81
  Accumulation units outstanding
  at the end of period                                                     68,727              48,695             11,427

JNL/AIM Large Cap Growth Division113

  Accumulation unit value:
    Beginning of period                                                    $10.19              $7.99               $9.65
    End of period                                                          $10.99              $10.19              $7.99
  Accumulation units outstanding
  at the end of period                                                     112,087             91,339             27,611

JNL/AIM Small Cap Growth Division107

  Accumulation unit value:
    Beginning of period                                                    $11.18              $8.24              $10.94
    End of period                                                          $11.72              $11.18              $8.24
  Accumulation units outstanding
  at the end of period                                                     78,193             141,076             41,184






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division117

  Accumulation unit value:
    Beginning of period                                                     $9.32              $7.75              $10.25
    End of period                                                           $9.10              $9.32               $7.75
  Accumulation units outstanding
  at the end of period                                                        -                26,608              5,186

JNL/Select Value Division237

  Accumulation unit value:
    Beginning of period                                                    $14.43              $10.92             $11.23
    End of period                                                          $16.24              $14.43             $10.92
  Accumulation units outstanding
  at the end of period                                                     38,183              30,719              1,381

JNL/MCM Nasdaq 15 Division702

  Accumulation unit value:
    Beginning of period                                                    $10.18               N/A                 N/A
    End of period                                                          $10.82               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,092               N/A                 N/A

JNL/MCM Value Line 25 Division694

  Accumulation unit value:
    Beginning of period                                                    $10.11               N/A                 N/A
    End of period                                                          $11.42               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     37,176               N/A                 N/A

JNL/MCM VIP Division694

  Accumulation unit value:
    Beginning of period                                                    $10.10               N/A                 N/A
    End of period                                                          $11.06               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,407               N/A                 N/A

JNL/MCM JNL 5 Division683

  Accumulation unit value:
    Beginning of period                                                     $9.70               N/A                 N/A
    End of period                                                          $10.90               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     92,547               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division117

  Accumulation unit value:
    Beginning of period                                                    $11.30              $9.79              $10.79
    End of period                                                          $12.14              $11.30              $9.79
  Accumulation units outstanding
  at the end of period                                                     557,655            503,663             362,628

JNL/S&P Managed Growth Division107

  Accumulation unit value:
    Beginning of period                                                    $11.38              $9.53              $10.96
    End of period                                                          $12.43              $11.38              $9.53
  Accumulation units outstanding
  at the end of period                                                    1,547,986          1,231,981            495,678

JNL/S&P Managed Aggressive Growth Division115

  Accumulation unit value:
    Beginning of period                                                    $11.06              $8.89              $10.90
    End of period                                                          $12.21              $11.06              $8.89
  Accumulation units outstanding
  at the end of period                                                     760,158            244,257             172,156

JNL/S&P Very Aggressive Growth Division I118

  Accumulation unit value:
    Beginning of period                                                    $10.67              $8.33              $10.70
    End of period                                                          $10.87              $10.67              $8.33
  Accumulation units outstanding
  at the end of period                                                        -                34,610             26,949

JNL/S&P Equity Growth Division I118

  Accumulation unit value:
    Beginning of period                                                     $9.96              $7.84              $10.09
    End of period                                                          $10.11              $9.96               $7.84
  Accumulation units outstanding
  at the end of period                                                        -               222,571             66,163

JNL/S&P Equity Aggressive Growth Division I118

  Accumulation unit value:
    Beginning of period                                                    $10.19              $7.99              $10.26
    End of period                                                          $10.37              $10.19              $7.99
  Accumulation units outstanding
  at the end of period                                                        -                43,332             14,127






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division118

  Accumulation unit value:
    Beginning of period                                                     $9.88              $7.69               $9.88
    End of period                                                          $10.04              $9.88               $7.69
  Accumulation units outstanding
  at the end of period                                                        -                22,742             10,348

JNL/S&P Core Index 100 Division115

  Accumulation unit value:
    Beginning of period                                                    $10.18              $8.50               $9.80
    End of period                                                          $10.33              $10.18              $8.50
  Accumulation units outstanding
  at the end of period                                                        -                94,228             75,715

JNL/S&P Core Index 75 Division118

  Accumulation unit value:
    Beginning of period                                                    $10.04              $8.10               $9.84
    End of period                                                          $10.21              $10.04              $8.10
  Accumulation units outstanding
  at the end of period                                                        -                69,825             109,576

JNL/S&P Managed Conservative Division682

  Accumulation unit value:
    Beginning of period                                                     $9.98               N/A                 N/A
    End of period                                                          $10.30               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,961               N/A                 N/A

JNL/S&P Managed Moderate Division678

  Accumulation unit value:
    Beginning of period                                                     $9.97               N/A                 N/A
    End of period                                                          $10.49               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       156                N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.97% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM
  CREDIT 3%
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND PREMIUM CREDIT 3%
4% ROLL-UP DEATH BENEFIT AND PREMIUM CREDIT 3%
EARNINGSMAX AND PREMIUM CREDIT 3%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division48

  Accumulation unit value:
    Beginning of period                                                    $22.58              $17.00             $22.65
    End of period                                                          $24.72              $22.58             $17.00
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division48

  Accumulation unit value:
    Beginning of period                                                    $16.08              $12.12             $17.01
    End of period                                                          $16.56              $16.08             $12.12
  Accumulation units outstanding
  at the end of period                                                       455                 -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division67

  Accumulation unit value:
    Beginning of period                                                    $15.73              $12.88             $16.76
    End of period                                                          $16.39              $15.73             $12.88
  Accumulation units outstanding
  at the end of period                                                       274                258                  -

JNL/Eagle SmallCap Equity Division68

  Accumulation unit value:
    Beginning of period                                                    $16.03              $11.68             $15.90
    End of period                                                          $18.67              $16.03             $11.68
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Select Balanced Division48

  Accumulation unit value:
    Beginning of period                                                    $20.05              $16.82             $17.46
    End of period                                                          $21.80              $20.05             $16.82
  Accumulation units outstanding
  at the end of period                                                      1,224               203                  -

JNL/Putnam Equity Division99

  Accumulation unit value:
    Beginning of period                                                    $17.25              $13.82             $17.37
    End of period                                                          $19.11              $17.25             $13.82
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/PPM America High Yield Bond Division41

  Accumulation unit value:
    Beginning of period                                                    $14.76              $12.68             $12.72
    End of period                                                          $15.19              $14.76             $12.68
  Accumulation units outstanding
  at the end of period                                                        -                 271                  -

JNL/Select Money Market Division54

  Accumulation unit value:
    Beginning of period                                                    $11.73              $11.91             $11.98
    End of period                                                          $11.59              $11.73             $11.91
  Accumulation units outstanding
  at the end of period                                                      4,414                -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division68

  Accumulation unit value:
    Beginning of period                                                    $17.44              $14.28             $18.53
    End of period                                                          $18.77              $17.44             $14.28
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Salomon Brothers Strategic Bond Division41

  Accumulation unit value:
    Beginning of period                                                    $16.82              $15.11             $14.36
    End of period                                                          $17.63              $16.82             $15.11
  Accumulation units outstanding
  at the end of period                                                       238                233                  -

JNL/Salomon Brothers U.S. Government & Quality Bond Division67

  Accumulation unit value:
    Beginning of period                                                    $14.49              $14.60             $13.49
    End of period                                                          $14.75              $14.49             $14.60
  Accumulation units outstanding
  at the end of period                                                       278                265                  -

JNL/T. Rowe Price Established Growth Division48

  Accumulation unit value:
    Beginning of period                                                    $22.66              $17.70             $21.82
    End of period                                                          $24.41              $22.66             $17.70
  Accumulation units outstanding
  at the end of period                                                       184                181                  -

JNL/JPMorgan International Equity Division79

  Accumulation unit value:
    Beginning of period                                                    $11.19              $8.88              $11.45
    End of period                                                          $12.76              $11.19              $8.88
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/T. Rowe Price Mid-Cap Growth Division48

  Accumulation unit value:
    Beginning of period                                                    $27.38              $20.15             $24.58
    End of period                                                          $31.69              $27.38             $20.15
  Accumulation units outstanding
  at the end of period                                                       431                148                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division41

  Accumulation unit value:
    Beginning of period                                                     $9.16              $7.52              $10.66
    End of period                                                           $9.55              $9.16               $7.52
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division43

  Accumulation unit value:
    Beginning of period                                                    $13.12              $12.77             $12.12
    End of period                                                          $13.43              $13.12             $12.77
  Accumulation units outstanding
  at the end of period                                                      1,263               293                  -

JNL/Lazard Small Cap Value Division71

  Accumulation unit value:
    Beginning of period                                                    $12.44              $9.14              $11.96
    End of period                                                          $14.08              $12.44              $9.14
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Lazard Mid Cap Value Division41

  Accumulation unit value:
    Beginning of period                                                    $13.56              $10.73             $12.80
    End of period                                                          $16.58              $13.56             $10.73
  Accumulation units outstanding
  at the end of period                                                       789                300                  -

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $12.25               N/A                 N/A
    End of period                                                          $12.58               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       807                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division57

  Accumulation unit value:
    Beginning of period                                                     $7.39              $5.84               $7.37
    End of period                                                           $8.06              $7.39               $5.84
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM The DowSM 10 Division76

  Accumulation unit value:
    Beginning of period                                                     $9.25              $7.51               $9.26
    End of period                                                           $9.33              $9.25               $7.51
  Accumulation units outstanding
  at the end of period                                                      2,260                -                   -

JNL/MCM The S&P(R) 10 Division109

  Accumulation unit value:
    Beginning of period                                                     $8.39              $7.20               $9.58
    End of period                                                           $9.68              $8.39               $7.20
  Accumulation units outstanding
  at the end of period                                                     40,292                -                   -

JNL/MCM Global 15 Division109

  Accumulation unit value:
    Beginning of period                                                     $9.12              $6.98               $8.77
    End of period                                                          $11.45              $9.12               $6.98
  Accumulation units outstanding
  at the end of period                                                      7,319                -                   -

JNL/MCM 25 Division109

  Accumulation unit value:
    Beginning of period                                                     $9.74              $7.48               $9.50
    End of period                                                          $11.64              $9.74               $7.48
  Accumulation units outstanding
  at the end of period                                                     43,322                -                   -

JNL/MCM Select Small-Cap Division109

  Accumulation unit value:
    Beginning of period                                                    $16.22              $11.17             $14.88
    End of period                                                          $17.90              $16.22             $11.17
  Accumulation units outstanding
  at the end of period                                                       500                 -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division713

  Accumulation unit value:
    Beginning of period                                                     $5.45               N/A                 N/A
    End of period                                                           $5.56               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM Healthcare Sector Division713

  Accumulation unit value:
    Beginning of period                                                     $9.89               N/A                 N/A
    End of period                                                          $10.47               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division700

  Accumulation unit value:
    Beginning of period                                                    $16.19               N/A                 N/A
    End of period                                                          $16.91               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       953                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division76

  Accumulation unit value:
    Beginning of period                                                     $6.34              $4.85               $6.88
    End of period                                                           $7.38              $6.34               $4.85
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/FMR Balanced Division67

  Accumulation unit value:
    Beginning of period                                                     $9.25              $8.30               $9.15
    End of period                                                           $9.93              $9.25               $8.30
  Accumulation units outstanding
  at the end of period                                                      1,025                -                   -

JNL/T. Rowe Price Value Division67

  Accumulation unit value:
    Beginning of period                                                    $11.39              $8.95              $11.38
    End of period                                                          $12.87              $11.39              $8.95
  Accumulation units outstanding
  at the end of period                                                      2,197               367                  -

JNL/MCM S&P 500 Index Division52

  Accumulation unit value:
    Beginning of period                                                     $9.58              $7.64               $9.75
    End of period                                                          $10.34              $9.58               $7.64
  Accumulation units outstanding
  at the end of period                                                       863                 -                   -

JNL/MCM S&P 400 MidCap Index Division61

  Accumulation unit value:
    Beginning of period                                                    $11.14              $8.45              $10.02
    End of period                                                          $12.65              $11.14              $8.44
  Accumulation units outstanding
  at the end of period                                                     19,989                -                   -

JNL/MCM Small Cap Index Division61

  Accumulation unit value:
    Beginning of period                                                    $11.26              $7.87               $9.69
    End of period                                                          $12.96              $11.26              $7.87
  Accumulation units outstanding
  at the end of period                                                      9,846                -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division61

  Accumulation unit value:
    Beginning of period                                                    $11.41              $8.48               $9.69
    End of period                                                          $13.37              $11.41              $8.48
  Accumulation units outstanding
  at the end of period                                                       711                 -                   -

JNL/MCM Bond Index Division61

  Accumulation unit value:
    Beginning of period                                                    $10.75              $10.65             $10.00
    End of period                                                          $10.93              $10.75             $10.65
  Accumulation units outstanding
  at the end of period                                                      1,798                -                   -

JNL/Oppenheimer Global Growth Division76

  Accumulation unit value:
    Beginning of period                                                     $9.60              $6.97               $9.36
    End of period                                                          $11.10              $9.60               $6.97
  Accumulation units outstanding
  at the end of period                                                       748                 -                   -

JNL/Oppenheimer Growth Division68

  Accumulation unit value:
    Beginning of period                                                     $7.86              $6.81               $8.90
    End of period                                                           $8.04              $7.86               $6.81
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/AIM Large Cap Growth Division57

  Accumulation unit value:
    Beginning of period                                                    $10.19              $7.99              $10.19
    End of period                                                          $10.98              $10.19              $7.99
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/AIM Small Cap Growth Division57

  Accumulation unit value:
    Beginning of period                                                    $11.18              $8.24              $10.45
    End of period                                                          $11.72              $11.18              $8.24
  Accumulation units outstanding
  at the end of period                                                       653                 -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division106

  Accumulation unit value:
    Beginning of period                                                     $9.32              $7.75              $10.28
    End of period                                                           $9.10              $9.32               $7.75
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Select Value Division643

  Accumulation unit value:
    Beginning of period                                                    $14.62               N/A                 N/A
    End of period                                                          $16.23               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       618                N/A                 N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division68

  Accumulation unit value:
    Beginning of period                                                    $11.29              $9.78              $11.04
    End of period                                                          $12.13              $11.29              $9.78
  Accumulation units outstanding
  at the end of period                                                      6,578                -                   -

JNL/S&P Managed Growth Division53

  Accumulation unit value:
    Beginning of period                                                    $11.37              $9.53              $10.82
    End of period                                                          $12.42              $11.37              $9.53
  Accumulation units outstanding
  at the end of period                                                     12,389                -                   -

JNL/S&P Managed Aggressive Growth Division46

  Accumulation unit value:
    Beginning of period                                                    $11.05              $8.89              $10.85
    End of period                                                          $12.20              $11.05              $8.89
  Accumulation units outstanding
  at the end of period                                                       565                 -                   -

JNL/S&P Very Aggressive Growth Division I87

  Accumulation unit value:
    Beginning of period                                                    $10.66              $8.33              $10.80
    End of period                                                          $10.86              $10.66              $8.33
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Equity Growth Division I68

  Accumulation unit value:
    Beginning of period                                                     $9.95              $7.84              $10.43
    End of period                                                          $10.10              $9.95               $7.84
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Equity Aggressive Growth Division I74

  Accumulation unit value:
    Beginning of period                                                    $10.18              $7.99              $10.58
    End of period                                                          $10.36              $10.18              $7.99
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division72

  Accumulation unit value:
    Beginning of period                                                     $9.88              $7.69              $10.21
    End of period                                                          $10.03              $9.88               $7.69
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Core Index 100 Division91

  Accumulation unit value:
    Beginning of period                                                    $10.17              $8.50               $9.98
    End of period                                                          $10.32              $10.17              $8.50
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Core Index 75 Division67

  Accumulation unit value:
    Beginning of period                                                    $10.04              $8.10              $10.02
    End of period                                                          $10.21              $10.04              $8.10
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.995% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
COMPOUNDING DEATH BENEFIT AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND PREMIUM
  CREDIT 2%
GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 2%
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT
  AND PREMIUM CREDIT 2%
20% ADDITIONAL FREE WITHDRAWAL AND COMPOUNDING DEATH BENEFIT AND PREMIUM
  CREDIT 2%
20% ADDITIONAL FREE WITHDRAWAL AND MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT AND
  PREMIUM CREDIT 2%
COMPOUNDING DEATH BENEFIT AND EARNINGSMAX AND PREMIUM CREDIT 2%
PREMIUM CREDIT 2% AND THREE YEAR WITHDRAWAL CHARGE PERIOD
5% ROLL-UP DEATH BENEFIT AND PREMIUM CREDIT 2%
EARNINGSMAX AND MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM CREDIT 2% FIVE YEAR WITHDRAWAL CHARGE PERIOD AND MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT
  AND PREMIUM CREDIT 2%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division111

  Accumulation unit value:
    Beginning of period                                                    $22.53              $16.97             $21.32
    End of period                                                          $24.66              $22.53             $16.97
  Accumulation units outstanding
  at the end of period                                                      6,676              2,474               1,831

JNL/FMR Capital Growth Division118

  Accumulation unit value:
    Beginning of period                                                    $17.15              $12.90             $16.54
    End of period                                                          $19.84              $17.15             $12.90
  Accumulation units outstanding
  at the end of period                                                      1,317              1,448                344

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alger Growth Division111

  Accumulation unit value:
    Beginning of period                                                    $16.05              $12.10             $16.53
    End of period                                                          $16.52              $16.05             $12.10
  Accumulation units outstanding
  at the end of period                                                      3,962              3,541               1,845

JNL/Eagle Core Equity Division111

  Accumulation unit value:
    Beginning of period                                                    $15.70              $12.86             $16.01
    End of period                                                          $16.36              $15.70             $12.86
  Accumulation units outstanding
  at the end of period                                                     11,084              12,412              5,969

JNL/Eagle SmallCap Equity Division111

  Accumulation unit value:
    Beginning of period                                                    $15.98              $11.65             $16.12
    End of period                                                          $18.61              $15.98             $11.65
  Accumulation units outstanding
  at the end of period                                                      4,662              1,261                882

JNL/Select Balanced Division118

  Accumulation unit value:
    Beginning of period                                                    $20.01              $16.79             $18.30
    End of period                                                          $21.74              $20.01             $16.79
  Accumulation units outstanding
  at the end of period                                                     43,420              17,990              4,960

JNL/Putnam Equity Division369

  Accumulation unit value:
    Beginning of period                                                    $17.21              $15.57               N/A
    End of period                                                          $19.07              $17.21               N/A
  Accumulation units outstanding
  at the end of period                                                      4,539                -                  N/A

JNL/PPM America High Yield Bond Division116

  Accumulation unit value:
    Beginning of period                                                    $14.73              $12.66             $12.74
    End of period                                                          $15.16              $14.73             $12.66
  Accumulation units outstanding
  at the end of period                                                        -                18,345              6,399






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Money Market Division118

  Accumulation unit value:
    Beginning of period                                                    $11.69              $11.88             $11.94
    End of period                                                          $11.55              $11.69             $11.88
  Accumulation units outstanding
  at the end of period                                                     34,261              9,443              20,594

JNL/Putnam Value Equity Division111

  Accumulation unit value:
    Beginning of period                                                    $17.40              $14.25             $17.50
    End of period                                                          $18.72              $17.40             $14.25
  Accumulation units outstanding
  at the end of period                                                      7,878              8,357               2,316

JNL/Salomon Brothers Strategic Bond Division118

  Accumulation unit value:
    Beginning of period                                                    $16.79              $15.08             $14.51
    End of period                                                          $17.59              $16.79             $15.08
  Accumulation units outstanding
  at the end of period                                                     15,417              10,677              6,213

JNL/Salomon Brothers U.S. Government & Quality Bond Division117

  Accumulation unit value:
    Beginning of period                                                    $14.45              $14.57             $13.50
    End of period                                                          $14.72              $14.45             $14.57
  Accumulation units outstanding
  at the end of period                                                     28,126              31,759             26,549

JNL/T. Rowe Price Established Growth Division111

  Accumulation unit value:
    Beginning of period                                                    $22.61              $17.67             $21.83
    End of period                                                          $24.35              $22.61             $17.67
  Accumulation units outstanding
  at the end of period                                                     15,039              9,499               3,934

JNL/JPMorgan International Equity Division184

  Accumulation unit value:
    Beginning of period                                                    $11.16              $8.86               $9.33
    End of period                                                          $12.73              $11.16              $8.86
  Accumulation units outstanding
  at the end of period                                                      1,743              3,608               1,234






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/T. Rowe Price Mid-Cap Growth Division111

  Accumulation unit value:
    Beginning of period                                                    $27.32              $20.11             $25.73
    End of period                                                          $31.61              $27.32             $20.11
  Accumulation units outstanding
  at the end of period                                                     13,775              21,539               451

JNL/Alliance Capital Growth Division184

  Accumulation unit value:
    Beginning of period                                                     $9.15              $7.51               $8.18
    End of period                                                           $9.53              $9.15               $7.51
  Accumulation units outstanding
  at the end of period                                                       723               3,470               2,240

JNL/JPMorgan International Value Division302

  Accumulation unit value:
    Beginning of period                                                     $8.37              $5.77                N/A
    End of period                                                          $10.05              $8.37                N/A
  Accumulation units outstanding
  at the end of period                                                     22,422              2,792                N/A

JNL/PIMCO Total Return Bond Division118

  Accumulation unit value:
    Beginning of period                                                    $13.10              $12.75             $12.10
    End of period                                                          $13.41              $13.10             $12.75
  Accumulation units outstanding
  at the end of period                                                     42,440              46,156             14,902

JNL/Lazard Small Cap Value Division111

  Accumulation unit value:
    Beginning of period                                                    $12.42              $9.13              $12.00
    End of period                                                          $14.05              $12.42              $9.13
  Accumulation units outstanding
  at the end of period                                                     18,140              9,499               3,027

JNL/Lazard Mid Cap Value Division111

  Accumulation unit value:
    Beginning of period                                                    $13.54              $10.72             $13.06
    End of period                                                          $16.56              $13.54             $10.72
  Accumulation units outstanding
  at the end of period                                                     19,355              11,886              3,443






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $12.23               N/A                 N/A
    End of period                                                          $12.56               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     47,648               N/A                 N/A

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division118

  Accumulation unit value:
    Beginning of period                                                     $7.38              $5.83               $7.46
    End of period                                                           $8.05              $7.38               $5.83
  Accumulation units outstanding
  at the end of period                                                     13,578              6,638                118

JNL/MCM The DowSM 10 Division111

  Accumulation unit value:
    Beginning of period                                                     $9.24              $7.50               $9.10
    End of period                                                           $9.32              $9.24               $7.50
  Accumulation units outstanding
  at the end of period                                                     103,405             74,237             37,396

JNL/MCM The S&P(R) 10 Division127

  Accumulation unit value:
    Beginning of period                                                     $8.38              $7.19               $9.59
    End of period                                                           $9.67              $8.38               $7.19
  Accumulation units outstanding
  at the end of period                                                     56,760              28,847              9,344

JNL/MCM Global 15 Division145

  Accumulation unit value:
    Beginning of period                                                     $9.11              $6.98               $8.08
    End of period                                                          $11.44              $9.11               $6.98
  Accumulation units outstanding
  at the end of period                                                     52,000              18,453              2,235

JNL/MCM 25 Division127

  Accumulation unit value:
    Beginning of period                                                     $9.73              $7.47               $9.21
    End of period                                                          $11.62              $9.73               $7.47
  Accumulation units outstanding
  at the end of period                                                     73,170              38,000             12,500






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Select Small-Cap Division127

  Accumulation unit value:
    Beginning of period                                                    $16.20              $11.16             $13.74
    End of period                                                          $17.88              $16.20             $11.16
  Accumulation units outstanding
  at the end of period                                                     26,489              13,900              4,926

JNL/MCM Technology Sector Division531

  Accumulation unit value:
    Beginning of period                                                     $5.47               N/A                 N/A
    End of period                                                           $5.56               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      8,794               N/A                 N/A

JNL/MCM Healthcare Sector Division481

  Accumulation unit value:
    Beginning of period                                                    $10.31              $10.14               N/A
    End of period                                                          $10.46              $10.31               N/A
  Accumulation units outstanding
  at the end of period                                                      2,975               197                 N/A

JNL/MCM Financial Sector Division531

  Accumulation unit value:
    Beginning of period                                                    $11.33               N/A                 N/A
    End of period                                                          $11.77               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,841               N/A                 N/A

JNL/MCM Oil & Gas Sector Division481

  Accumulation unit value:
    Beginning of period                                                    $12.92              $12.65               N/A
    End of period                                                          $16.89              $12.92               N/A
  Accumulation units outstanding
  at the end of period                                                      4,181               158                 N/A

JNL/MCM Consumer Brands Sector Division510

  Accumulation unit value:
    Beginning of period                                                     $9.73               N/A                 N/A
    End of period                                                          $10.57               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       945                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division531

  Accumulation unit value:
    Beginning of period                                                     $4.22               N/A                 N/A
    End of period                                                           $4.42               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     11,544               N/A                 N/A

JNL/Putnam Midcap Growth Division302

  Accumulation unit value:
    Beginning of period                                                     $6.64              $4.87                N/A
    End of period                                                           $7.37              $6.64                N/A
  Accumulation units outstanding
  at the end of period                                                     11,784              5,536                N/A

JNL/FMR Balanced Division118

  Accumulation unit value:
    Beginning of period                                                     $9.24              $8.29               $9.07
    End of period                                                           $9.92              $9.24               $8.29
  Accumulation units outstanding
  at the end of period                                                     20,930              19,317             11,925

JNL/T. Rowe Price Value Division111

  Accumulation unit value:
    Beginning of period                                                    $11.38              $8.94              $11.23
    End of period                                                          $12.86              $11.38              $8.94
  Accumulation units outstanding
  at the end of period                                                     54,012              25,208             10,813

JNL/MCM S&P 500 Index Division118

  Accumulation unit value:
    Beginning of period                                                     $9.57              $7.64               $9.67
    End of period                                                          $10.33              $9.57               $7.64
  Accumulation units outstanding
  at the end of period                                                     80,623              44,889             29,098

JNL/MCM S&P 400 MidCap Index Division127

  Accumulation unit value:
    Beginning of period                                                    $11.14              $8.44              $10.21
    End of period                                                          $12.64              $11.14              $8.44
  Accumulation units outstanding
  at the end of period                                                     44,058              29,498              9,094






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Small Cap Index Division127

  Accumulation unit value:
    Beginning of period                                                    $11.25              $7.87               $9.81
    End of period                                                          $12.95              $11.25              $7.87
  Accumulation units outstanding
  at the end of period                                                     41,980              33,240             11,139

JNL/MCM International Index Division155

  Accumulation unit value:
    Beginning of period                                                    $11.42              $8.48               $8.92
    End of period                                                          $13.37              $11.42              $8.48
  Accumulation units outstanding
  at the end of period                                                     34,063              18,023               49

JNL/MCM Bond Index Division118

  Accumulation unit value:
    Beginning of period                                                    $10.75              $10.65              $9.95
    End of period                                                          $10.92              $10.75             $10.65
  Accumulation units outstanding
  at the end of period                                                     44,165              35,436             17,728

JNL/Oppenheimer Global Growth Division111

  Accumulation unit value:
    Beginning of period                                                     $9.60              $6.96               $9.05
    End of period                                                          $11.09              $9.60               $6.96
  Accumulation units outstanding
  at the end of period                                                     14,863              6,707               2,873

JNL/Oppenheimer Growth Division111

  Accumulation unit value:
    Beginning of period                                                     $7.86              $6.80               $8.60
    End of period                                                           $8.03              $7.86               $6.80
  Accumulation units outstanding
  at the end of period                                                      4,389              4,214                262

JNL/AIM Large Cap Growth Division152

  Accumulation unit value:
    Beginning of period                                                    $10.18              $7.99               $8.47
    End of period                                                          $10.98              $10.18              $7.99
  Accumulation units outstanding
  at the end of period                                                     15,361              4,556               1,155






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Small Cap Growth Division155

  Accumulation unit value:
    Beginning of period                                                    $11.18              $8.24               $7.90
    End of period                                                          $11.71              $11.18              $8.24
  Accumulation units outstanding
  at the end of period                                                      3,421              5,411               1,172

JNL/AIM Premier Equity II Division118

  Accumulation unit value:
    Beginning of period                                                     $9.31              $7.75              $10.33
    End of period                                                           $9.09              $9.31               $7.75
  Accumulation units outstanding
  at the end of period                                                        -                5,929                659

JNL/Select Value Division327

  Accumulation unit value:
    Beginning of period                                                    $14.42              $11.55               N/A
    End of period                                                          $16.23              $14.42               N/A
  Accumulation units outstanding
  at the end of period                                                     18,493              2,940                N/A

JNL/MCM Nasdaq 15 Division707

  Accumulation unit value:
    Beginning of period                                                    $10.62               N/A                 N/A
    End of period                                                          $10.82               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       289                N/A                 N/A

JNL/MCM Value Line 25 Division707

  Accumulation unit value:
    Beginning of period                                                    $10.81               N/A                 N/A
    End of period                                                          $11.42               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       284                N/A                 N/A

JNL/MCM VIP Division694

  Accumulation unit value:
    Beginning of period                                                    $10.10               N/A                 N/A
    End of period                                                          $11.06               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,822               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM JNL 5 Division707

  Accumulation unit value:
    Beginning of period                                                    $10.46               N/A                 N/A
    End of period                                                          $10.89               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       293                N/A                 N/A

JNL/S&P Managed Moderate Growth Division118

  Accumulation unit value:
    Beginning of period                                                    $11.28              $9.77              $10.81
    End of period                                                          $12.11              $11.28              $9.77
  Accumulation units outstanding
  at the end of period                                                     231,495            202,611             59,538

JNL/S&P Managed Growth Division109

  Accumulation unit value:
    Beginning of period                                                    $11.36              $9.52              $10.77
    End of period                                                          $12.40              $11.36              $9.52
  Accumulation units outstanding
  at the end of period                                                     166,718            134,270             58,437

JNL/S&P Managed Aggressive Growth Division131

  Accumulation unit value:
    Beginning of period                                                    $11.03              $8.88              $10.30
    End of period                                                          $12.18              $11.03              $8.88
  Accumulation units outstanding
  at the end of period                                                     91,906              28,011               612

JNL/S&P Very Aggressive Growth Division I341

  Accumulation unit value:
    Beginning of period                                                    $10.64              $9.28                N/A
    End of period                                                          $10.85              $10.64               N/A
  Accumulation units outstanding
  at the end of period                                                        -                10,506               N/A

JNL/S&P Equity Growth Division I237

  Accumulation unit value:
    Beginning of period                                                     $9.94              $7.83               $8.18
    End of period                                                          $10.09              $9.94               $7.83
  Accumulation units outstanding
  at the end of period                                                        -                19,317             10,603






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Equity Aggressive Growth Division I484

  Accumulation unit value:
    Beginning of period                                                    $10.16              $10.14               N/A
    End of period                                                          $10.34              $10.16               N/A
  Accumulation units outstanding
  at the end of period                                                        -                1,946                N/A

JNL/S&P Core Index 50 Division118

  Accumulation unit value:
    Beginning of period                                                     $9.87              $7.69               $9.87
    End of period                                                          $10.03              $9.87               $7.69
  Accumulation units outstanding
  at the end of period                                                        -                1,237               7,240

JNL/S&P Core Index 100 Division117

  Accumulation unit value:
    Beginning of period                                                    $10.17              $8.50               $9.80
    End of period                                                          $10.32              $10.17              $8.50
  Accumulation units outstanding
  at the end of period                                                        -                6,788               1,976

JNL/S&P Core Index 75 Division612

  Accumulation unit value:
    Beginning of period                                                    $10.08               N/A                 N/A
    End of period                                                          $10.20               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Managed Conservative Division717

  Accumulation unit value:
    Beginning of period                                                    $10.19               N/A                 N/A
    End of period                                                          $10.30               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,908               N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.00% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
20% ADDITIONAL FREE WITHDRAWAL AND COMBINED DEATH BENEFIT AND FIVE YEAR
  WITHDRAWAL CHARGE PERIOD
COMBINED DEATH BENEFIT AND EARNINGSMAX AND FIVE YEAR WITHDRAWAL CHARGE PERIOD COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND THREE
  YEAR WITHDRAWAL CHARGE PERIOD
5% ROLL-UP DEATH BENEFIT AND FIVE YEAR WITHDRAWAL CHARGE PERIOD
20% ADDITIONAL FREE WITHDRAWAL AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND
  HIGHEST ANNIVERSARY VALUE DEATH BENEFIT
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  EARNINGSMAX
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND FIVE YEAR
  WITHDRAWAL CHARGE PERIOD
20% ADDITIONAL FREE WITHDRAWAL AND COMBINATION 5% ROLL-UP AND HIGHEST
  ANNIVERSARY VALUE DEATH BENEFIT
5% ROLL-UP DEATH BENEFIT AND EARNINGSMAX
EARNINGSMAX AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND HIGHEST ANNIVERSARY VALUE
  DEATH BENEFIT
20% ADDITIONAL FREE WITHDRAWAL AND EARNINGSMAX AND HIGHEST ANNIVERSARY VALUE
  DEATH BENEFIT
20% ADDITIONAL FREE WITHDRAWAL AND COMBINED DEATH BENEFIT AND EARNINGSMAX COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  GUARANTEED MINIMUM WITHDRAWAL BENEFIT
GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH AND HIGHEST ANNIVERSARY VALUE
  DEATH BENEFIT
GUARANTEED MINIMUM WITHDRAWAL BENEFIT
EARNINGSMAX AND MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT AND NEW GUARANTEED
  MINIMUM WITHDRAWAL BENEFIT
20% ADDITIONAL FREE WITHDRAWAL AND 5% ROLL-UP DEATH BENEFIT
GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH AND HIGHEST ANNIVERSARY VALUE
  DEATH BENEFIT
$1 MILLION PREMIUM ADMINISTRATIVE FEE WAIVER AND COMBINATION 5% ROLL-UP AND
  HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT
COMBINATION 3% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  GUARANTEED MINIMUM WITHDRAWAL BENEFIT EARNINGSMAX AND THREE YEAR WITHDRAWAL CHARGE PERIOD
4% ROLL-UP DEATH BENEFIT AND THREE YEAR WITHDRAWAL CHARGE PERIOD
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division62

  Accumulation unit value:
    Beginning of period                                                    $22.52              $16.96             $22.13
    End of period                                                          $24.65              $22.52             $16.96
  Accumulation units outstanding
  at the end of period                                                      4,539              3,933                527






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/FMR Capital Growth Division90

  Accumulation unit value:
    Beginning of period                                                    $17.14              $12.89             $16.56
    End of period                                                          $19.83              $17.14             $12.89
  Accumulation units outstanding
  at the end of period                                                      1,780               272                  -

JNL/Select Global Growth Division678

  Accumulation unit value:
    Beginning of period                                                    $19.85               N/A                 N/A
    End of period                                                          $21.90               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Alger Growth Division61

  Accumulation unit value:
    Beginning of period                                                    $16.04              $12.10             $17.03
    End of period                                                          $16.51              $16.04             $12.10
  Accumulation units outstanding
  at the end of period                                                      9,142              8,037               1,960

JNL/Eagle Core Equity Division57

  Accumulation unit value:
    Beginning of period                                                    $15.69              $12.85             $15.68
    End of period                                                          $16.35              $15.69             $12.85
  Accumulation units outstanding
  at the end of period                                                      5,780              3,150               2,066

JNL/Eagle SmallCap Equity Division84

  Accumulation unit value:
    Beginning of period                                                    $15.99              $11.66             $16.58
    End of period                                                          $18.62              $15.99             $11.66
  Accumulation units outstanding
  at the end of period                                                      5,380              4,026                754

JNL/Select Balanced Division61

  Accumulation unit value:
    Beginning of period                                                    $20.00              $16.78             $17.67
    End of period                                                          $21.73              $20.00             $16.78
  Accumulation units outstanding
  at the end of period                                                     26,865              4,312               2,622






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Equity Division84

  Accumulation unit value:
    Beginning of period                                                    $17.20              $13.79             $17.76
    End of period                                                          $19.06              $17.20             $13.79
  Accumulation units outstanding
  at the end of period                                                       579                363                 365

JNL/PPM America High Yield Bond Division57

  Accumulation unit value:
    Beginning of period                                                    $14.72              $12.65             $12.52
    End of period                                                          $15.15              $14.72             $12.65
  Accumulation units outstanding
  at the end of period                                                        -                8,960               3,873

JNL/Select Money Market Division57

  Accumulation unit value:
    Beginning of period                                                    $11.68              $11.86             $11.96
    End of period                                                          $11.54              $11.68             $11.86
  Accumulation units outstanding
  at the end of period                                                     12,977                -                   -

JNL/Putnam Value Equity Division90

  Accumulation unit value:
    Beginning of period                                                    $17.39              $14.25             $17.76
    End of period                                                          $18.71              $17.39             $14.25
  Accumulation units outstanding
  at the end of period                                                      1,603               687                 300

JNL/Salomon Brothers Strategic Bond Division72

  Accumulation unit value:
    Beginning of period                                                    $16.78              $15.08             $14.37
    End of period                                                          $17.58              $16.78             $15.08
  Accumulation units outstanding
  at the end of period                                                      8,445              6,540                 -

JNL/Salomon Brothers U.S. Government & Quality Bond Division57

  Accumulation unit value:
    Beginning of period                                                    $14.45              $14.57             $13.54
    End of period                                                          $14.71              $14.45             $14.57
  Accumulation units outstanding
  at the end of period                                                      7,754              3,421              14,970






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/T. Rowe Price Established Growth Division57

  Accumulation unit value:
    Beginning of period                                                    $22.60              $17.66             $21.70
    End of period                                                          $24.34              $22.60             $17.66
  Accumulation units outstanding
  at the end of period                                                      3,916              3,552               1,507

JNL/JPMorgan International Equity Division280

  Accumulation unit value:
    Beginning of period                                                    $11.16              $8.14                N/A
    End of period                                                          $12.72              $11.16               N/A
  Accumulation units outstanding
  at the end of period                                                      2,892              2,221                N/A

JNL/T. Rowe Price Mid-Cap Growth Division67

  Accumulation unit value:
    Beginning of period                                                    $27.31              $20.10             $25.66
    End of period                                                          $31.60              $27.31             $20.10
  Accumulation units outstanding
  at the end of period                                                     16,263              10,301              2,421

JNL/Alliance Capital Growth Division313

  Accumulation unit value:
    Beginning of period                                                     $9.15              $8.03                N/A
    End of period                                                           $9.53              $9.15                N/A
  Accumulation units outstanding
  at the end of period                                                      3,737              3,515                N/A

JNL/JPMorgan International Value Division289

  Accumulation unit value:
    Beginning of period                                                     $8.36              $5.58                N/A
    End of period                                                          $10.05              $8.36                N/A
  Accumulation units outstanding
  at the end of period                                                      8,625               434                 N/A

JNL/PIMCO Total Return Bond Division57

  Accumulation unit value:
    Beginning of period                                                    $13.09              $12.75             $12.15
    End of period                                                          $13.41              $13.09             $12.75
  Accumulation units outstanding
  at the end of period                                                     32,596              14,492             11,669






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Lazard Small Cap Value Division78

  Accumulation unit value:
    Beginning of period                                                    $12.42              $9.13              $11.91
    End of period                                                          $14.05              $12.42              $9.13
  Accumulation units outstanding
  at the end of period                                                     21,328              18,628              4,346

JNL/Lazard Mid Cap Value Division78

  Accumulation unit value:
    Beginning of period                                                    $13.54              $10.72             $13.28
    End of period                                                          $16.55              $13.54             $10.72
  Accumulation units outstanding
  at the end of period                                                     25,856              25,599              1,761

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $12.22               N/A                 N/A
    End of period                                                          $12.56               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     19,899               N/A                 N/A

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division74

  Accumulation unit value:
    Beginning of period                                                     $7.38              $5.83               $7.87
    End of period                                                           $8.05              $7.38               $5.83
  Accumulation units outstanding
  at the end of period                                                     24,839              4,436                 -

JNL/MCM The DowSM 10 Division288

  Accumulation unit value:
    Beginning of period                                                     $9.24              $6.49                N/A
    End of period                                                           $9.32              $9.24                N/A
  Accumulation units outstanding
  at the end of period                                                     136,843             27,347               N/A

JNL/MCM The S&P(R) 10 Division316

  Accumulation unit value:
    Beginning of period                                                     $8.38              $7.08                N/A
    End of period                                                           $9.67              $8.38                N/A
  Accumulation units outstanding
  at the end of period                                                     140,019             24,260               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Global 15 Division316

  Accumulation unit value:
    Beginning of period                                                     $9.10              $6.39                N/A
    End of period                                                          $11.43              $9.10                N/A
  Accumulation units outstanding
  at the end of period                                                     110,973             20,595               N/A

JNL/MCM 25 Division316

  Accumulation unit value:
    Beginning of period                                                     $9.73              $7.02                N/A
    End of period                                                          $11.62              $9.73                N/A
  Accumulation units outstanding
  at the end of period                                                     127,909             24,946               N/A

JNL/MCM Select Small-Cap Division316

  Accumulation unit value:
    Beginning of period                                                    $16.20              $11.55               N/A
    End of period                                                          $17.88              $16.20               N/A
  Accumulation units outstanding
  at the end of period                                                     65,318              18,043               N/A

JNL/MCM Technology Sector Division602

  Accumulation unit value:
    Beginning of period                                                     $5.33               N/A                 N/A
    End of period                                                           $5.56               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,834               N/A                 N/A

JNL/MCM Healthcare Sector Division476

  Accumulation unit value:
    Beginning of period                                                    $10.31              $10.02               N/A
    End of period                                                          $10.46              $10.31               N/A
  Accumulation units outstanding
  at the end of period                                                      6,015                -                  N/A

JNL/MCM Financial Sector Division476

  Accumulation unit value:
    Beginning of period                                                    $10.58              $10.26               N/A
    End of period                                                          $11.76              $10.58               N/A
  Accumulation units outstanding
  at the end of period                                                      2,174                -                  N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Oil & Gas Sector Division486

  Accumulation unit value:
    Beginning of period                                                    $12.92              $12.92               N/A
    End of period                                                          $16.88              $12.92               N/A
  Accumulation units outstanding
  at the end of period                                                      6,995                -                  N/A

JNL/MCM Consumer Brands Sector Division552

  Accumulation unit value:
    Beginning of period                                                    $10.14               N/A                 N/A
    End of period                                                          $10.56               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,584               N/A                 N/A

JNL/MCM Communications Sector Division673

  Accumulation unit value:
    Beginning of period                                                     $4.09               N/A                 N/A
    End of period                                                           $4.42               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,385               N/A                 N/A

JNL/Putnam Midcap Growth Division84

  Accumulation unit value:
    Beginning of period                                                     $6.34              $4.84               $6.80
    End of period                                                           $7.37              $6.34               $4.84
  Accumulation units outstanding
  at the end of period                                                      7,010              3,061                953

JNL/FMR Balanced Division67

  Accumulation unit value:
    Beginning of period                                                     $9.24              $8.29               $9.14
    End of period                                                           $9.91              $9.24               $8.29
  Accumulation units outstanding
  at the end of period                                                     15,135              9,825               1,420

JNL/T. Rowe Price Value Division57

  Accumulation unit value:
    Beginning of period                                                    $11.38              $8.94              $10.49
    End of period                                                          $12.85              $11.38              $8.94
  Accumulation units outstanding
  at the end of period                                                     27,675              15,625              2,036






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM S&P 500 Index Division61

  Accumulation unit value:
    Beginning of period                                                     $9.57              $7.64               $9.72
    End of period                                                          $10.33              $9.57               $7.64
  Accumulation units outstanding
  at the end of period                                                     126,342             17,558               645

JNL/MCM S&P 400 MidCap Index Division84

  Accumulation unit value:
    Beginning of period                                                    $11.13              $8.44              $10.76
    End of period                                                          $12.64              $11.13              $8.44
  Accumulation units outstanding
  at the end of period                                                     85,669              7,479                602

JNL/MCM Small Cap Index Division289

  Accumulation unit value:
    Beginning of period                                                    $11.25              $7.49                N/A
    End of period                                                          $12.95              $11.25               N/A
  Accumulation units outstanding
  at the end of period                                                     64,763              6,863                N/A

JNL/MCM International Index Division288

  Accumulation unit value:
    Beginning of period                                                    $11.41              $7.70                N/A
    End of period                                                          $13.36              $11.41               N/A
  Accumulation units outstanding
  at the end of period                                                     55,634              3,089                N/A

JNL/MCM Bond Index Division74

  Accumulation unit value:
    Beginning of period                                                    $10.75              $10.65              $9.82
    End of period                                                          $10.92              $10.75             $10.65
  Accumulation units outstanding
  at the end of period                                                     39,024              1,008                 -

JNL/Oppenheimer Global Growth Division72

  Accumulation unit value:
    Beginning of period                                                     $9.59              $6.96               $9.19
    End of period                                                          $11.09              $9.59               $6.96
  Accumulation units outstanding
  at the end of period                                                     18,509              5,958                 -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Oppenheimer Growth Division102

  Accumulation unit value:
    Beginning of period                                                     $7.86              $6.81               $8.63
    End of period                                                           $8.03              $7.86               $6.81
  Accumulation units outstanding
  at the end of period                                                      3,740              1,127                 -

JNL/AIM Large Cap Growth Division310

  Accumulation unit value:
    Beginning of period                                                    $10.18              $8.15                N/A
    End of period                                                          $10.97              $10.18               N/A
  Accumulation units outstanding
  at the end of period                                                     25,253              19,091               N/A

JNL/AIM Small Cap Growth Division67

  Accumulation unit value:
    Beginning of period                                                    $11.17              $8.24              $10.91
    End of period                                                          $11.70              $11.17              $8.24
  Accumulation units outstanding
  at the end of period                                                     14,486              12,648              1,959

JNL/AIM Premier Equity II Division75

  Accumulation unit value:
    Beginning of period                                                     $9.31              $7.75              $10.91
    End of period                                                           $9.09              $9.31               $7.75
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Select Value Division320

  Accumulation unit value:
    Beginning of period                                                    $14.42              $11.23               N/A
    End of period                                                          $16.22              $14.42               N/A
  Accumulation units outstanding
  at the end of period                                                      7,899              3,388                N/A

JNL/MCM Nasdaq 15 Division678

  Accumulation unit value:
    Beginning of period                                                    $10.03               N/A                 N/A
    End of period                                                          $10.82               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Value Line 25 Division697

  Accumulation unit value:
    Beginning of period                                                    $10.30               N/A                 N/A
    End of period                                                          $11.41               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     13,867               N/A                 N/A

JNL/MCM VIP Division679

  Accumulation unit value:
    Beginning of period                                                     $9.88               N/A                 N/A
    End of period                                                          $11.06               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     14,076               N/A                 N/A

JNL/MCM JNL 5 Division692

  Accumulation unit value:
    Beginning of period                                                     $9.84               N/A                 N/A
    End of period                                                          $10.89               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     38,061               N/A                 N/A

JNL/S&P Managed Moderate Growth Division57

  Accumulation unit value:
    Beginning of period                                                    $11.27              $9.77              $10.56
    End of period                                                          $12.11              $11.27              $9.77
  Accumulation units outstanding
  at the end of period                                                     210,059             97,614             13,461

JNL/S&P Managed Growth Division76

  Accumulation unit value:
    Beginning of period                                                    $11.35              $9.52              $11.28
    End of period                                                          $12.40              $11.35              $9.52
  Accumulation units outstanding
  at the end of period                                                     180,140             83,666              9,632

JNL/S&P Managed Aggressive Growth Division310

  Accumulation unit value:
    Beginning of period                                                    $11.03              $8.82                N/A
    End of period                                                          $12.18              $11.03               N/A
  Accumulation units outstanding
  at the end of period                                                     77,982              5,609                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Very Aggressive Growth Division I320

  Accumulation unit value:
    Beginning of period                                                    $10.64              $8.56                N/A
    End of period                                                          $10.84              $10.64               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/S&P Equity Growth Division I310

  Accumulation unit value:
    Beginning of period                                                     $9.94              $7.73                N/A
    End of period                                                          $10.08              $9.94                N/A
  Accumulation units outstanding
  at the end of period                                                        -                6,646                N/A

JNL/S&P Equity Aggressive Growth Division I313

  Accumulation unit value:
    Beginning of period                                                    $10.16              $8.17                N/A
    End of period                                                          $10.34              $10.16               N/A
  Accumulation units outstanding
  at the end of period                                                        -                21,215               N/A

JNL/S&P Core Index 50 Division95

  Accumulation unit value:
    Beginning of period                                                     $9.87              $7.69              $10.06
    End of period                                                          $10.02              $9.87               $7.69
  Accumulation units outstanding
  at the end of period                                                        -                 830                  -

JNL/S&P Core Index 100 Division76

  Accumulation unit value:
    Beginning of period                                                    $10.17              $8.50              $10.13
    End of period                                                          $10.31              $10.17              $8.50
  Accumulation units outstanding
  at the end of period                                                        -                5,108                 -

JNL/S&P Core Index 75 Division464

  Accumulation unit value:
    Beginning of period                                                    $10.03              $9.65                N/A
    End of period                                                          $10.20              $10.03               N/A
  Accumulation units outstanding
  at the end of period                                                        -                1,553                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Conservative Division702

  Accumulation unit value:
    Beginning of period                                                    $10.11               N/A                 N/A
    End of period                                                          $10.30               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     26,560               N/A                 N/A

JNL/S&P Managed Moderate Division699

  Accumulation unit value:
    Beginning of period                                                    $10.18               N/A                 N/A
    End of period                                                          $10.49               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     32,981               N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.005% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 2%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 500 Index Division721

  Accumulation unit value:
    Beginning of period                                                    $10.09               N/A                 N/A
    End of period                                                          $10.33               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,986               N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division721

  Accumulation unit value:
    Beginning of period                                                    $12.16               N/A                 N/A
    End of period                                                          $12.63               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,647               N/A                 N/A

JNL/MCM Small Cap Index Division721

  Accumulation unit value:
    Beginning of period                                                    $12.55               N/A                 N/A
    End of period                                                          $12.95               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,193               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division721

  Accumulation unit value:
    Beginning of period                                                    $12.83               N/A                 N/A
    End of period                                                          $13.36               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,126               N/A                 N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.01% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
EARNINGSMAX AND PREMIUM CREDIT 4%
4% ROLL-UP DEATH BENEFIT AND PREMIUM CREDIT 4%
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND PREMIUM CREDIT 4%
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND PREMIUM CREDIT 4%
$1 MILLION PREMIUM ADMINISTRATIVE FEE WAIVER AND 5% ROLL-UP DEATH BENEFIT AND
  PREMIUM CREDIT 4%
GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH AND PREMIUM CREDIT 4%
$1 MILLION PREMIUM ADMINISTRATIVE FEE WAIVER AND GUARANTEED MINIMUM
  WITHDRAWAL BENEFIT AND PREMIUM CREDIT 4%
HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM CREDIT 4%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division118

  Accumulation unit value:
    Beginning of period                                                    $22.50              $16.95             $21.49
    End of period                                                          $24.62              $22.50             $16.95
  Accumulation units outstanding
  at the end of period                                                     15,049              27,031              1,430

JNL/FMR Capital Growth Division123

  Accumulation unit value:
    Beginning of period                                                    $17.13              $12.88             $16.05
    End of period                                                          $19.81              $17.13             $12.88
  Accumulation units outstanding
  at the end of period                                                      5,417              18,699              1,553

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alger Growth Division118

  Accumulation unit value:
    Beginning of period                                                    $16.03              $12.09             $16.83
    End of period                                                          $16.50              $16.03             $12.09
  Accumulation units outstanding
  at the end of period                                                      7,628              25,350               310

JNL/Eagle Core Equity Division434

  Accumulation unit value:
    Beginning of period                                                    $15.68              $14.83               N/A
    End of period                                                          $16.34              $15.68               N/A
  Accumulation units outstanding
  at the end of period                                                      9,158              3,912                N/A

JNL/Eagle SmallCap Equity Division114

  Accumulation unit value:
    Beginning of period                                                    $15.98              $11.65             $15.72
    End of period                                                          $18.61              $15.98             $11.65
  Accumulation units outstanding
  at the end of period                                                     25,662              37,790              7,857

JNL/Select Balanced Division154

  Accumulation unit value:
    Beginning of period                                                    $19.98              $16.77             $16.53
    End of period                                                          $21.71              $19.98             $16.77
  Accumulation units outstanding
  at the end of period                                                     21,952              6,616                 -

JNL/Putnam Equity Division398

  Accumulation unit value:
    Beginning of period                                                    $17.19              $15.36               N/A
    End of period                                                          $19.04              $17.19               N/A
  Accumulation units outstanding
  at the end of period                                                       366                141                 N/A

JNL/PPM America High Yield Bond Division118

  Accumulation unit value:
    Beginning of period                                                    $14.71              $12.64             $12.71
    End of period                                                          $15.14              $14.71             $12.64
  Accumulation units outstanding
  at the end of period                                                        -                19,715               973






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Money Market Division118

  Accumulation unit value:
    Beginning of period                                                    $11.68              $11.86             $11.94
    End of period                                                          $11.54              $11.68             $11.86
  Accumulation units outstanding
  at the end of period                                                     55,039             140,414              3,669

JNL/Putnam Value Equity Division118

  Accumulation unit value:
    Beginning of period                                                    $17.38              $14.24             $17.72
    End of period                                                          $18.69              $17.38             $14.24
  Accumulation units outstanding
  at the end of period                                                     11,852              3,425               1,705

JNL/Salomon Brothers Strategic Bond Division118

  Accumulation unit value:
    Beginning of period                                                    $16.76              $15.07             $14.49
    End of period                                                          $17.57              $16.76             $15.07
  Accumulation units outstanding
  at the end of period                                                     29,319              9,501               1,079

JNL/Salomon Brothers U.S. Government & Quality Bond Division118

  Accumulation unit value:
    Beginning of period                                                    $14.44              $14.56             $13.45
    End of period                                                          $14.69              $14.44             $14.56
  Accumulation units outstanding
  at the end of period                                                     13,745              6,013              24,296

JNL/T. Rowe Price Established Growth Division192

  Accumulation unit value:
    Beginning of period                                                    $22.58              $17.65             $16.74
    End of period                                                          $24.32              $22.58             $17.65
  Accumulation units outstanding
  at the end of period                                                     31,427              18,841              1,025

JNL/JPMorgan International Equity Division118

  Accumulation unit value:
    Beginning of period                                                    $11.15              $8.85              $11.55
    End of period                                                          $12.71              $11.15              $8.85
  Accumulation units outstanding
  at the end of period                                                      6,786              2,075               1,378






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/T. Rowe Price Mid-Cap Growth Division118

  Accumulation unit value:
    Beginning of period                                                    $27.29              $20.09             $26.08
    End of period                                                          $31.57              $27.29             $20.09
  Accumulation units outstanding
  at the end of period                                                     21,141              20,807              1,288

JNL/Alliance Capital Growth Division123

  Accumulation unit value:
    Beginning of period                                                     $9.14              $7.50               $9.39
    End of period                                                           $9.52              $9.14               $7.50
  Accumulation units outstanding
  at the end of period                                                     16,652              16,653               298

JNL/JPMorgan International Value Division459

  Accumulation unit value:
    Beginning of period                                                     $8.36              $7.52                N/A
    End of period                                                          $10.04              $8.36                N/A
  Accumulation units outstanding
  at the end of period                                                     28,526              15,930               N/A

JNL/PIMCO Total Return Bond Division118

  Accumulation unit value:
    Beginning of period                                                    $13.09              $12.74             $12.09
    End of period                                                          $13.40              $13.09             $12.74
  Accumulation units outstanding
  at the end of period                                                     83,467              32,036              7,516

JNL/Lazard Small Cap Value Division114

  Accumulation unit value:
    Beginning of period                                                    $12.41              $9.12              $11.84
    End of period                                                          $14.04              $12.41              $9.12
  Accumulation units outstanding
  at the end of period                                                     50,491              39,910             10,575

JNL/Lazard Mid Cap Value Division114

  Accumulation unit value:
    Beginning of period                                                    $13.53              $10.71             $12.96
    End of period                                                          $16.54              $13.53             $10.71
  Accumulation units outstanding
  at the end of period                                                     44,215              24,553              9,627






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $12.21               N/A                 N/A
    End of period                                                          $12.55               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     193,071              N/A                 N/A

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division147

  Accumulation unit value:
    Beginning of period                                                     $7.38              $10.65              $6.61
    End of period                                                           $8.04              $7.38               $5.83
  Accumulation units outstanding
  at the end of period                                                     33,541              51,121               621

JNL/MCM The DowSM 10 Division114

  Accumulation unit value:
    Beginning of period                                                     $9.24              $7.50               $9.06
    End of period                                                           $9.31              $9.24               $7.50
  Accumulation units outstanding
  at the end of period                                                     252,962             67,342             16,709

JNL/MCM The S&P(R) 10 Division152

  Accumulation unit value:
    Beginning of period                                                     $8.38              $7.19               $8.45
    End of period                                                           $9.66              $8.38               $7.19
  Accumulation units outstanding
  at the end of period                                                     215,005             63,523             11,231

JNL/MCM Global 15 Division152

  Accumulation unit value:
    Beginning of period                                                     $9.10              $6.97               $7.81
    End of period                                                          $11.43              $9.10               $6.97
  Accumulation units outstanding
  at the end of period                                                     187,035             63,276             11,910

JNL/MCM 25 Division136

  Accumulation unit value:
    Beginning of period                                                     $9.72              $7.47               $9.13
    End of period                                                          $11.62              $9.72               $7.47
  Accumulation units outstanding
  at the end of period                                                     222,286             55,354             15,004






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Select Small-Cap Division152

  Accumulation unit value:
    Beginning of period                                                    $16.19              $11.16             $11.55
    End of period                                                          $17.87              $16.19             $11.16
  Accumulation units outstanding
  at the end of period                                                     113,272             53,061              7,514

JNL/MCM Technology Sector Division503

  Accumulation unit value:
    Beginning of period                                                     $5.95               N/A                 N/A
    End of period                                                           $5.55               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     21,561               N/A                 N/A

JNL/MCM Healthcare Sector Division503

  Accumulation unit value:
    Beginning of period                                                    $10.60               N/A                 N/A
    End of period                                                          $10.45               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     12,639               N/A                 N/A

JNL/MCM Financial Sector Division538

  Accumulation unit value:
    Beginning of period                                                    $11.11               N/A                 N/A
    End of period                                                          $11.75               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       250                N/A                 N/A

JNL/MCM Oil & Gas Sector Division503

  Accumulation unit value:
    Beginning of period                                                    $13.43               N/A                 N/A
    End of period                                                          $16.87               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     13,788               N/A                 N/A

JNL/MCM Consumer Brands Sector Division552

  Accumulation unit value:
    Beginning of period                                                    $10.13               N/A                 N/A
    End of period                                                          $10.56               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,540               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division528

  Accumulation unit value:
    Beginning of period                                                     $4.22               N/A                 N/A
    End of period                                                           $4.42               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Putnam Midcap Growth Division123

  Accumulation unit value:
    Beginning of period                                                     $6.34              $4.84               $6.35
    End of period                                                           $7.37              $6.34               $4.84
  Accumulation units outstanding
  at the end of period                                                     31,748              31,460              4,186

JNL/FMR Balanced Division118

  Accumulation unit value:
    Beginning of period                                                     $9.24              $8.29               $9.06
    End of period                                                           $9.91              $9.24               $8.29
  Accumulation units outstanding
  at the end of period                                                     16,477              9,554               2,056

JNL/T. Rowe Price Value Division118

  Accumulation unit value:
    Beginning of period                                                    $11.38              $8.94              $11.34
    End of period                                                          $12.85              $11.38              $8.94
  Accumulation units outstanding
  at the end of period                                                     81,132              32,667              3,032

JNL/MCM S&P 500 Index Division114

  Accumulation unit value:
    Beginning of period                                                     $9.57              $7.64               $9.38
    End of period                                                          $10.32              $9.57               $7.64
  Accumulation units outstanding
  at the end of period                                                     183,229             39,981              3,132

JNL/MCM S&P 400 MidCap Index Division114

  Accumulation unit value:
    Beginning of period                                                    $11.13              $8.44              $10.59
    End of period                                                          $12.63              $11.13              $8.44
  Accumulation units outstanding
  at the end of period                                                     116,867             36,843              2,594






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Small Cap Index Division114

  Accumulation unit value:
    Beginning of period                                                    $11.25              $7.87              $10.34
    End of period                                                          $12.95              $11.25              $7.87
  Accumulation units outstanding
  at the end of period                                                     84,411              37,226              6,468

JNL/MCM International Index Division114

  Accumulation unit value:
    Beginning of period                                                    $11.40              $8.47              $10.41
    End of period                                                          $13.36              $11.40              $8.47
  Accumulation units outstanding
  at the end of period                                                     41,845              5,447               4,803

JNL/MCM Bond Index Division118

  Accumulation unit value:
    Beginning of period                                                    $10.75              $10.65              $9.95
    End of period                                                          $10.92              $10.75             $10.65
  Accumulation units outstanding
  at the end of period                                                     70,818              6,699               4,124

JNL/Oppenheimer Global Growth Division118

  Accumulation unit value:
    Beginning of period                                                     $9.59              $6.96               $9.14
    End of period                                                          $11.09              $9.59               $6.96
  Accumulation units outstanding
  at the end of period                                                     36,048              28,989              2,789

JNL/Oppenheimer Growth Division123

  Accumulation unit value:
    Beginning of period                                                     $7.85              $6.80               $8.39
    End of period                                                           $8.02              $7.85               $6.80
  Accumulation units outstanding
  at the end of period                                                      1,604               331                 333

JNL/AIM Large Cap Growth Division118

  Accumulation unit value:
    Beginning of period                                                    $10.18              $7.99              $10.18
    End of period                                                          $10.97              $10.18              $7.99
  Accumulation units outstanding
  at the end of period                                                     59,103              29,135              2,647






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Small Cap Growth Division123

  Accumulation unit value:
    Beginning of period                                                    $11.17              $8.23              $10.53
    End of period                                                          $11.70              $11.17              $8.23
  Accumulation units outstanding
  at the end of period                                                     23,753              15,365               717

JNL/AIM Premier Equity II Division367

  Accumulation unit value:
    Beginning of period                                                     $9.31              $8.51                N/A
    End of period                                                           $9.09              $9.31                N/A
  Accumulation units outstanding
  at the end of period                                                        -                1,194                N/A

JNL/Select Value Division434

  Accumulation unit value:
    Beginning of period                                                    $14.42              $13.33               N/A
    End of period                                                          $16.22              $14.42               N/A
  Accumulation units outstanding
  at the end of period                                                     11,089              7,097                N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division698

  Accumulation unit value:
    Beginning of period                                                    $10.46               N/A                 N/A
    End of period                                                          $11.41               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     25,200               N/A                 N/A

JNL/MCM VIP Division719

  Accumulation unit value:
    Beginning of period                                                    $10.78               N/A                 N/A
    End of period                                                          $11.06               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,013               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM JNL 5 Division697

  Accumulation unit value:
    Beginning of period                                                     $9.98               N/A                 N/A
    End of period                                                          $10.89               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      9,194               N/A                 N/A

JNL/S&P Managed Moderate Growth Division137

  Accumulation unit value:
    Beginning of period                                                    $11.27              $9.76              $10.30
    End of period                                                          $12.10              $11.27              $9.76
  Accumulation units outstanding
  at the end of period                                                     101,736             17,902              3,913

JNL/S&P Managed Growth Division114

  Accumulation unit value:
    Beginning of period                                                    $11.35              $9.51              $10.85
    End of period                                                          $12.39              $11.35              $9.51
  Accumulation units outstanding
  at the end of period                                                     286,993            139,610             20,701

JNL/S&P Managed Aggressive Growth Division144

  Accumulation unit value:
    Beginning of period                                                    $11.03              $8.87               $9.69
    End of period                                                          $12.17              $11.03              $8.87
  Accumulation units outstanding
  at the end of period                                                     59,908              11,246              3,484

JNL/S&P Very Aggressive Growth Division I161

  Accumulation unit value:
    Beginning of period                                                    $10.64              $8.31               $8.59
    End of period                                                          $10.84              $10.64              $8.31
  Accumulation units outstanding
  at the end of period                                                        -                2,460               1,366

JNL/S&P Equity Growth Division I414

  Accumulation unit value:
    Beginning of period                                                     $9.93              $9.28                N/A
    End of period                                                          $10.08              $9.93                N/A
  Accumulation units outstanding
  at the end of period                                                        -                1,193                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Equity Aggressive Growth Division I530

  Accumulation unit value:
    Beginning of period                                                    $10.62               N/A                 N/A
    End of period                                                          $10.34               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Core Index 50 Division119

  Accumulation unit value:
    Beginning of period                                                     $9.87              $7.69               $9.75
    End of period                                                          $10.02              $9.87               $7.69
  Accumulation units outstanding
  at the end of period                                                        -                7,865               7,868

JNL/S&P Core Index 100 Division114

  Accumulation unit value:
    Beginning of period                                                    $10.17              $8.50               $9.67
    End of period                                                          $10.31              $10.17              $8.50
  Accumulation units outstanding
  at the end of period                                                        -                15,450             16,277

JNL/S&P Core Index 75 Division528

  Accumulation unit value:
    Beginning of period                                                    $10.36               N/A                 N/A
    End of period                                                          $10.20               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Managed Conservative Division677

  Accumulation unit value:
    Beginning of period                                                    $10.01               N/A                 N/A
    End of period                                                          $10.30               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,889               N/A                 N/A

JNL/S&P Managed Moderate Division692

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A                 N/A
    End of period                                                          $10.49               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       586                N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.02% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
PREMIUM CREDIT 3% AND THREE YEAR WITHDRAWAL CHARGE PERIOD
GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 3%
COMPOUNDING DEATH BENEFIT AND EARNINGSMAX AND PREMIUM CREDIT 3%
5% ROLL-UP DEATH BENEFIT AND PREMIUM CREDIT 3%
EARNINGSMAX AND MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM CREDIT 3%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division92

  Accumulation unit value:
    Beginning of period                                                    $22.48              $16.93             $21.85
    End of period                                                          $24.60              $22.48             $16.93
  Accumulation units outstanding
  at the end of period                                                      6,313                -                   -

JNL/FMR Capital Growth Division596

  Accumulation unit value:
    Beginning of period                                                    $17.58               N/A                 N/A
    End of period                                                          $19.79               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,318               N/A                 N/A

JNL/Select Global Growth Division637

  Accumulation unit value:
    Beginning of period                                                    $18.27               N/A                 N/A
    End of period                                                          $21.86               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,478               N/A                 N/A

JNL/Alger Growth Division92

  Accumulation unit value:
    Beginning of period                                                    $16.01              $12.08             $17.02
    End of period                                                          $16.48              $16.01             $12.08
  Accumulation units outstanding
  at the end of period                                                       385                 -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division489

  Accumulation unit value:
    Beginning of period                                                    $15.84               N/A                 N/A
    End of period                                                          $16.33               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       340                N/A                 N/A

JNL/Eagle SmallCap Equity Division53

  Accumulation unit value:
    Beginning of period                                                    $15.97              $11.64             $15.11
    End of period                                                          $18.59              $15.97             $11.64
  Accumulation units outstanding
  at the end of period                                                      3,531                -                   -

JNL/Select Balanced Division407

  Accumulation unit value:
    Beginning of period                                                    $19.96              $18.46               N/A
    End of period                                                          $21.69              $19.96               N/A
  Accumulation units outstanding
  at the end of period                                                      1,611              1,121                N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division53

  Accumulation unit value:
    Beginning of period                                                    $14.69              $12.63             $12.53
    End of period                                                          $15.12              $14.69             $12.63
  Accumulation units outstanding
  at the end of period                                                        -                 631                  -

JNL/Select Money Market Division76

  Accumulation unit value:
    Beginning of period                                                    $11.65              $11.83             $11.93
    End of period                                                          $11.51              $11.65             $11.83
  Accumulation units outstanding
  at the end of period                                                      6,040               508                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division81

  Accumulation unit value:
    Beginning of period                                                    $17.36              $14.23             $18.01
    End of period                                                          $18.68              $17.36             $14.23
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Salomon Brothers Strategic Bond Division81

  Accumulation unit value:
    Beginning of period                                                    $16.75              $15.05             $14.34
    End of period                                                          $17.55              $16.75             $15.05
  Accumulation units outstanding
  at the end of period                                                      2,089                -                   -

JNL/Salomon Brothers U.S. Government & Quality Bond Division81

  Accumulation unit value:
    Beginning of period                                                    $14.42              $14.55             $13.18
    End of period                                                          $14.68              $14.42             $14.55
  Accumulation units outstanding
  at the end of period                                                      1,308               415                  -

JNL/T. Rowe Price Established Growth Division420

  Accumulation unit value:
    Beginning of period                                                    $22.56              $20.48               N/A
    End of period                                                          $24.29              $22.56               N/A
  Accumulation units outstanding
  at the end of period                                                      2,843               667                 N/A

JNL/JPMorgan International Equity Division81

  Accumulation unit value:
    Beginning of period                                                    $11.14              $8.84              $11.27
    End of period                                                          $12.70              $11.14              $8.84
  Accumulation units outstanding
  at the end of period                                                       431                880                  -

JNL/T. Rowe Price Mid-Cap Growth Division53

  Accumulation unit value:
    Beginning of period                                                    $27.26              $20.07             $24.79
    End of period                                                          $31.53              $27.26             $20.07
  Accumulation units outstanding
  at the end of period                                                      5,607               613                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division594

  Accumulation unit value:
    Beginning of period                                                     $9.35               N/A                 N/A
    End of period                                                           $9.52               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       70                 N/A                 N/A

JNL/JPMorgan International Value Division491

  Accumulation unit value:
    Beginning of period                                                     $8.60               N/A                 N/A
    End of period                                                          $10.03               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     11,127               N/A                 N/A

JNL/PIMCO Total Return Bond Division81

  Accumulation unit value:
    Beginning of period                                                    $13.08              $12.74             $11.96
    End of period                                                          $13.39              $13.08             $12.74
  Accumulation units outstanding
  at the end of period                                                      3,107                -                   -

JNL/Lazard Small Cap Value Division87

  Accumulation unit value:
    Beginning of period                                                    $12.41              $9.12              $11.73
    End of period                                                          $14.03              $12.41              $9.12
  Accumulation units outstanding
  at the end of period                                                      5,359              1,107                 -

JNL/Lazard Mid Cap Value Division81

  Accumulation unit value:
    Beginning of period                                                    $13.52              $10.71             $13.06
    End of period                                                          $16.53              $13.52             $10.71
  Accumulation units outstanding
  at the end of period                                                      5,912               706                  -

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $12.21               N/A                 N/A
    End of period                                                          $12.54               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,876               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division321

  Accumulation unit value:
    Beginning of period                                                     $7.37              $6.16                N/A
    End of period                                                           $8.04              $7.37                N/A
  Accumulation units outstanding
  at the end of period                                                      5,609              3,178                N/A

JNL/MCM The DowSM 10 Division321

  Accumulation unit value:
    Beginning of period                                                     $9.23              $7.23                N/A
    End of period                                                           $9.31              $9.23                N/A
  Accumulation units outstanding
  at the end of period                                                     34,622               711                 N/A

JNL/MCM The S&P(R) 10 Division435

  Accumulation unit value:
    Beginning of period                                                     $8.37              $7.76                N/A
    End of period                                                           $9.66              $8.37                N/A
  Accumulation units outstanding
  at the end of period                                                     32,804                -                  N/A

JNL/MCM Global 15 Division546

  Accumulation unit value:
    Beginning of period                                                     $9.67               N/A                 N/A
    End of period                                                          $11.42               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     30,481               N/A                 N/A

JNL/MCM 25 Division407

  Accumulation unit value:
    Beginning of period                                                     $9.72              $8.30                N/A
    End of period                                                          $11.61              $9.72                N/A
  Accumulation units outstanding
  at the end of period                                                     30,682              1,053                N/A

JNL/MCM Select Small-Cap Division467

  Accumulation unit value:
    Beginning of period                                                    $16.18              $16.41               N/A
    End of period                                                          $17.86              $16.18               N/A
  Accumulation units outstanding
  at the end of period                                                     14,314               238                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division598

  Accumulation unit value:
    Beginning of period                                                     $5.34               N/A                 N/A
    End of period                                                           $5.55               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,070               N/A                 N/A

JNL/MCM Healthcare Sector Division583

  Accumulation unit value:
    Beginning of period                                                    $10.30               N/A                 N/A
    End of period                                                          $10.44               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       954                N/A                 N/A

JNL/MCM Financial Sector Division583

  Accumulation unit value:
    Beginning of period                                                    $10.31               N/A                 N/A
    End of period                                                          $11.75               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       677                N/A                 N/A

JNL/MCM Oil & Gas Sector Division576

  Accumulation unit value:
    Beginning of period                                                    $13.59               N/A                 N/A
    End of period                                                          $16.86               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,904               N/A                 N/A

JNL/MCM Consumer Brands Sector Division583

  Accumulation unit value:
    Beginning of period                                                     $9.32               N/A                 N/A
    End of period                                                          $10.55               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,271               N/A                 N/A

JNL/MCM Communications Sector Division674

  Accumulation unit value:
    Beginning of period                                                     $4.15               N/A                 N/A
    End of period                                                           $4.41               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       299                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division89

  Accumulation unit value:
    Beginning of period                                                     $9.24              $8.29               $9.09
    End of period                                                           $9.90              $9.24               $8.29
  Accumulation units outstanding
  at the end of period                                                      7,680                -                   -

JNL/T. Rowe Price Value Division81

  Accumulation unit value:
    Beginning of period                                                    $11.37              $8.94              $11.27
    End of period                                                          $12.84              $11.37              $8.94
  Accumulation units outstanding
  at the end of period                                                     16,170              2,022                 -

JNL/MCM S&P 500 Index Division593

  Accumulation unit value:
    Beginning of period                                                     $9.61               N/A                 N/A
    End of period                                                          $10.32               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     18,687               N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division81

  Accumulation unit value:
    Beginning of period                                                    $11.13              $8.44              $10.49
    End of period                                                          $12.63              $11.13              $8.44
  Accumulation units outstanding
  at the end of period                                                     13,861              2,018                 -

JNL/MCM Small Cap Index Division81

  Accumulation unit value:
    Beginning of period                                                    $11.25              $7.87              $10.27
    End of period                                                          $12.94              $11.25              $7.87
  Accumulation units outstanding
  at the end of period                                                     14,725              1,134                 -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division81

  Accumulation unit value:
    Beginning of period                                                    $11.40              $8.47              $10.28
    End of period                                                          $13.35              $11.40              $8.47
  Accumulation units outstanding
  at the end of period                                                     10,476               877                  -

JNL/MCM Bond Index Division81

  Accumulation unit value:
    Beginning of period                                                    $10.74              $10.65              $9.80
    End of period                                                          $10.91              $10.74             $10.65
  Accumulation units outstanding
  at the end of period                                                     17,302                -                   -

JNL/Oppenheimer Global Growth Division82

  Accumulation unit value:
    Beginning of period                                                     $9.59              $6.96               $9.13
    End of period                                                          $11.08              $9.59               $6.96
  Accumulation units outstanding
  at the end of period                                                      5,045              1,379                 -

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division81

  Accumulation unit value:
    Beginning of period                                                    $10.17              $7.98              $10.53
    End of period                                                          $10.97              $10.17              $7.98
  Accumulation units outstanding
  at the end of period                                                       474                931                  -

JNL/AIM Small Cap Growth Division594

  Accumulation unit value:
    Beginning of period                                                    $11.29               N/A                 N/A
    End of period                                                          $11.70               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division446

  Accumulation unit value:
    Beginning of period                                                    $14.42              $13.60               N/A
    End of period                                                          $16.22              $14.42               N/A
  Accumulation units outstanding
  at the end of period                                                      1,545              1,050                N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division451

  Accumulation unit value:
    Beginning of period                                                    $11.26              $10.80               N/A
    End of period                                                          $12.09              $11.26               N/A
  Accumulation units outstanding
  at the end of period                                                     119,581             2,041                N/A

JNL/S&P Managed Growth Division53

  Accumulation unit value:
    Beginning of period                                                    $11.34              $9.51              $10.80
    End of period                                                          $12.38              $11.34              $9.51
  Accumulation units outstanding
  at the end of period                                                     66,207              2,658                 -

JNL/S&P Managed Aggressive Growth Division628

  Accumulation unit value:
    Beginning of period                                                    $10.75               N/A                 N/A
    End of period                                                          $12.16               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,394               N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I664

  Accumulation unit value:
    Beginning of period                                                     $9.98               N/A                 N/A
    End of period                                                          $10.07               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I617

  Accumulation unit value:
    Beginning of period                                                    $10.19               N/A                 N/A
    End of period                                                          $10.33               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division80

  Accumulation unit value:
    Beginning of period                                                    $10.16              $8.49              $10.03
    End of period                                                          $10.31              $10.16              $8.49
  Accumulation units outstanding
  at the end of period                                                        -                1,265                 -

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.045% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND MAXIMUM ANNIVERSARY VALUE DEATH
  BENEFIT AND PREMIUM CREDIT 2%
COMPOUNDING DEATH BENEFIT AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM
  CREDIT 2%
NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 2%
GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH AND PREMIUM CREDIT 2%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division309

  Accumulation unit value:
    Beginning of period                                                    $22.43              $17.46               N/A
    End of period                                                          $24.54              $22.43               N/A
  Accumulation units outstanding
  at the end of period                                                      2,245              1,045                N/A

JNL/FMR Capital Growth Division296

  Accumulation unit value:
    Beginning of period                                                    $17.08              $13.04               N/A
    End of period                                                          $19.74              $17.08               N/A
  Accumulation units outstanding
  at the end of period                                                      2,575              2,392                N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division348

  Accumulation unit value:
    Beginning of period                                                    $15.98              $14.08               N/A
    End of period                                                          $16.44              $15.98               N/A
  Accumulation units outstanding
  at the end of period                                                      2,404              2,359                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division298

  Accumulation unit value:
    Beginning of period                                                    $15.64              $12.33               N/A
    End of period                                                          $16.29              $15.64               N/A
  Accumulation units outstanding
  at the end of period                                                       962                801                 N/A

JNL/Eagle SmallCap Equity Division406

  Accumulation unit value:
    Beginning of period                                                    $15.94              $15.56               N/A
    End of period                                                          $18.55              $15.94               N/A
  Accumulation units outstanding
  at the end of period                                                      1,089                -                  N/A

JNL/Select Balanced Division298

  Accumulation unit value:
    Beginning of period                                                    $19.92              $16.20               N/A
    End of period                                                          $21.64              $19.92               N/A
  Accumulation units outstanding
  at the end of period                                                      5,850              1,894                N/A

JNL/Putnam Equity Division299

  Accumulation unit value:
    Beginning of period                                                    $17.13              $13.24               N/A
    End of period                                                          $18.98              $17.13               N/A
  Accumulation units outstanding
  at the end of period                                                      5,319              6,165                N/A

JNL/PPM America High Yield Bond Division294

  Accumulation unit value:
    Beginning of period                                                    $14.66              $13.07               N/A
    End of period                                                          $15.09              $14.66               N/A
  Accumulation units outstanding
  at the end of period                                                        -                12,087               N/A

JNL/Select Money Market Division294

  Accumulation unit value:
    Beginning of period                                                    $11.64              $11.79               N/A
    End of period                                                          $11.50              $11.64               N/A
  Accumulation units outstanding
  at the end of period                                                      8,337              6,678                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division298

  Accumulation unit value:
    Beginning of period                                                    $17.33              $13.33               N/A
    End of period                                                          $18.63              $17.33               N/A
  Accumulation units outstanding
  at the end of period                                                       908                823                 N/A

JNL/Salomon Brothers Strategic Bond Division298

  Accumulation unit value:
    Beginning of period                                                    $16.71              $15.54               N/A
    End of period                                                          $17.51              $16.71               N/A
  Accumulation units outstanding
  at the end of period                                                      6,207              1,276                N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division296

  Accumulation unit value:
    Beginning of period                                                    $14.39              $14.52               N/A
    End of period                                                          $14.64              $14.39               N/A
  Accumulation units outstanding
  at the end of period                                                      4,909              3,974                N/A

JNL/T. Rowe Price Established Growth Division298

  Accumulation unit value:
    Beginning of period                                                    $22.51              $17.20               N/A
    End of period                                                          $24.23              $22.51               N/A
  Accumulation units outstanding
  at the end of period                                                      4,352              1,340                N/A

JNL/JPMorgan International Equity Division342

  Accumulation unit value:
    Beginning of period                                                    $11.11              $9.45                N/A
    End of period                                                          $12.67              $11.11               N/A
  Accumulation units outstanding
  at the end of period                                                      1,527              1,527                N/A

JNL/T. Rowe Price Mid-Cap Growth Division313

  Accumulation unit value:
    Beginning of period                                                    $27.20              $20.80               N/A
    End of period                                                          $31.46              $27.20               N/A
  Accumulation units outstanding
  at the end of period                                                      3,936              3,882                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division294

  Accumulation unit value:
    Beginning of period                                                     $9.12              $7.49                N/A
    End of period                                                           $9.50              $9.12                N/A
  Accumulation units outstanding
  at the end of period                                                      2,519              5,771                N/A

JNL/JPMorgan International Value Division566

  Accumulation unit value:
    Beginning of period                                                     $8.89               N/A                 N/A
    End of period                                                          $10.01               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,389               N/A                 N/A

JNL/PIMCO Total Return Bond Division296

  Accumulation unit value:
    Beginning of period                                                    $13.06              $12.87               N/A
    End of period                                                          $13.37              $13.06               N/A
  Accumulation units outstanding
  at the end of period                                                     18,650              18,371               N/A

JNL/Lazard Small Cap Value Division316

  Accumulation unit value:
    Beginning of period                                                    $12.39              $9.11                N/A
    End of period                                                          $14.00              $12.39               N/A
  Accumulation units outstanding
  at the end of period                                                      7,187              5,155                N/A

JNL/Lazard Mid Cap Value Division298

  Accumulation unit value:
    Beginning of period                                                    $13.50              $10.27               N/A
    End of period                                                          $16.50              $13.50               N/A
  Accumulation units outstanding
  at the end of period                                                     10,405              9,152                N/A

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $12.19               N/A                 N/A
    End of period                                                          $12.52               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     15,268               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division296

  Accumulation unit value:
    Beginning of period                                                     $7.36              $5.76                N/A
    End of period                                                           $8.03              $7.36                N/A
  Accumulation units outstanding
  at the end of period                                                     13,075              11,688               N/A

JNL/MCM The DowSM 10 Division294

  Accumulation unit value:
    Beginning of period                                                     $9.22              $6.75                N/A
    End of period                                                           $9.30              $9.22                N/A
  Accumulation units outstanding
  at the end of period                                                     98,111              80,710               N/A

JNL/MCM The S&P(R) 10 Division303

  Accumulation unit value:
    Beginning of period                                                     $8.37              $7.12                N/A
    End of period                                                           $9.64              $8.37                N/A
  Accumulation units outstanding
  at the end of period                                                     72,877              55,789               N/A

JNL/MCM Global 15 Division303

  Accumulation unit value:
    Beginning of period                                                     $9.09              $6.32                N/A
    End of period                                                          $11.40              $9.09                N/A
  Accumulation units outstanding
  at the end of period                                                     65,763              49,662               N/A

JNL/MCM 25 Division303

  Accumulation unit value:
    Beginning of period                                                     $9.71              $6.98                N/A
    End of period                                                          $11.59              $9.71                N/A
  Accumulation units outstanding
  at the end of period                                                     81,191              57,024               N/A

JNL/MCM Select Small-Cap Division303

  Accumulation unit value:
    Beginning of period                                                    $16.17              $11.32               N/A
    End of period                                                          $17.83              $16.17               N/A
  Accumulation units outstanding
  at the end of period                                                     38,388              30,280               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division722

  Accumulation unit value:
    Beginning of period                                                    $10.16               N/A                 N/A
    End of period                                                          $10.43               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       74                 N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division567

  Accumulation unit value:
    Beginning of period                                                    $14.17               N/A                 N/A
    End of period                                                          $16.84               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,980               N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division445

  Accumulation unit value:
    Beginning of period                                                     $6.33              $6.26                N/A
    End of period                                                           $7.35              $6.33                N/A
  Accumulation units outstanding
  at the end of period                                                      6,256              3,020                N/A

JNL/FMR Balanced Division298

  Accumulation unit value:
    Beginning of period                                                     $9.23              $8.17                N/A
    End of period                                                           $9.89              $9.23                N/A
  Accumulation units outstanding
  at the end of period                                                     12,036              7,977                N/A

JNL/T. Rowe Price Value Division294

  Accumulation unit value:
    Beginning of period                                                    $11.36              $8.40                N/A
    End of period                                                          $12.83              $11.36               N/A
  Accumulation units outstanding
  at the end of period                                                     15,448              9,604                N/A

JNL/MCM S&P 500 Index Division309

  Accumulation unit value:
    Beginning of period                                                     $9.56              $7.71                N/A
    End of period                                                          $10.31              $9.56                N/A
  Accumulation units outstanding
  at the end of period                                                     57,881              48,300               N/A

JNL/MCM S&P 400 MidCap Index Division294

  Accumulation unit value:
    Beginning of period                                                    $11.12              $8.03                N/A
    End of period                                                          $12.62              $11.12               N/A
  Accumulation units outstanding
  at the end of period                                                     36,650              30,979               N/A

JNL/MCM Small Cap Index Division294

  Accumulation unit value:
    Beginning of period                                                    $11.24              $7.52                N/A
    End of period                                                          $12.93              $11.24               N/A
  Accumulation units outstanding
  at the end of period                                                     31,465              28,642               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division294

  Accumulation unit value:
    Beginning of period                                                    $11.40              $7.92                N/A
    End of period                                                          $13.34              $11.40               N/A
  Accumulation units outstanding
  at the end of period                                                     33,798              32,049               N/A

JNL/MCM Bond Index Division309

  Accumulation unit value:
    Beginning of period                                                    $10.74              $10.67               N/A
    End of period                                                          $10.90              $10.74               N/A
  Accumulation units outstanding
  at the end of period                                                     16,926              17,605               N/A

JNL/Oppenheimer Global Growth Division294

  Accumulation unit value:
    Beginning of period                                                     $9.58              $6.51                N/A
    End of period                                                          $11.07              $9.58                N/A
  Accumulation units outstanding
  at the end of period                                                     10,185              2,684                N/A

JNL/Oppenheimer Growth Division294

  Accumulation unit value:
    Beginning of period                                                     $7.85              $6.80                N/A
    End of period                                                           $8.01              $7.85                N/A
  Accumulation units outstanding
  at the end of period                                                     10,732              9,432                N/A

JNL/AIM Large Cap Growth Division298

  Accumulation unit value:
    Beginning of period                                                    $10.17              $8.01                N/A
    End of period                                                          $10.96              $10.17               N/A
  Accumulation units outstanding
  at the end of period                                                     11,041              7,819                N/A

JNL/AIM Small Cap Growth Division299

  Accumulation unit value:
    Beginning of period                                                    $11.16              $7.92                N/A
    End of period                                                          $11.69              $11.16               N/A
  Accumulation units outstanding
  at the end of period                                                      5,328              5,114                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division309

  Accumulation unit value:
    Beginning of period                                                     $9.30              $7.66                N/A
    End of period                                                           $9.08              $9.30                N/A
  Accumulation units outstanding
  at the end of period                                                        -                3,388                N/A

JNL/Select Value Division403

  Accumulation unit value:
    Beginning of period                                                    $14.41              $13.07               N/A
    End of period                                                          $16.21              $14.41               N/A
  Accumulation units outstanding
  at the end of period                                                      4,908              1,921                N/A

JNL/MCM Nasdaq 15 Division709

  Accumulation unit value:
    Beginning of period                                                    $10.47               N/A                 N/A
    End of period                                                          $10.82               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,886               N/A                 N/A

JNL/MCM Value Line 25 Division709

  Accumulation unit value:
    Beginning of period                                                    $10.59               N/A                 N/A
    End of period                                                          $11.41               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      9,543               N/A                 N/A

JNL/MCM VIP Division706

  Accumulation unit value:
    Beginning of period                                                    $10.49               N/A                 N/A
    End of period                                                          $11.06               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      8,259               N/A                 N/A

JNL/MCM JNL 5 Division679

  Accumulation unit value:
    Beginning of period                                                     $9.87               N/A                 N/A
    End of period                                                          $10.89               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     20,012               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division296

  Accumulation unit value:
    Beginning of period                                                    $11.24              $9.66                N/A
    End of period                                                          $12.07              $11.24               N/A
  Accumulation units outstanding
  at the end of period                                                     33,374              24,982               N/A

JNL/S&P Managed Growth Division326

  Accumulation unit value:
    Beginning of period                                                    $11.33              $10.00               N/A
    End of period                                                          $12.36              $11.33               N/A
  Accumulation units outstanding
  at the end of period                                                     38,108              21,395               N/A

JNL/S&P Managed Aggressive Growth Division335

  Accumulation unit value:
    Beginning of period                                                    $11.00              $9.48                N/A
    End of period                                                          $12.14              $11.00               N/A
  Accumulation units outstanding
  at the end of period                                                     26,916              11,998               N/A

JNL/S&P Very Aggressive Growth Division I399

  Accumulation unit value:
    Beginning of period                                                    $10.61              $9.56                N/A
    End of period                                                          $10.81              $10.61               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 895                 N/A

JNL/S&P Equity Growth Division I326

  Accumulation unit value:
    Beginning of period                                                     $9.91              $8.30                N/A
    End of period                                                          $10.05              $9.91                N/A
  Accumulation units outstanding
  at the end of period                                                        -                20,426               N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division293

  Accumulation unit value:
    Beginning of period                                                    $10.16              $8.51                N/A
    End of period                                                          $10.30              $10.16               N/A
  Accumulation units outstanding
  at the end of period                                                        -                5,716                N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division733

  Accumulation unit value:
    Beginning of period                                                    $10.27               N/A                 N/A
    End of period                                                          $10.30               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       153                N/A                 N/A

JNL/S&P Managed Moderate Division679

  Accumulation unit value:
    Beginning of period                                                     $9.96               N/A                 N/A
    End of period                                                          $10.49               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     28,175               N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.05% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
EARNINGSMAX AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND HIGHEST ANNIVERSARY
  VALUE DEATH BENEFIT
GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND THREE YEAR WITHDRAWAL CHARGE PERIOD FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND
  HIGHEST ANNIVERSARY VALUE DEATH BENEFIT
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  GUARANTEED MINIMUM WITHDRAWAL BENEFIT
COMBINED DEATH BENEFIT AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED
  MINIMUM WITHDRAWAL BENEFIT
5% ROLL-UP DEATH BENEFIT AND THREE YEAR WITHDRAWAL CHARGE PERIOD
5% ROLL-UP DEATH BENEFIT AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT
5% ROLL-UP DEATH BENEFIT AND THREE YEAR WITHDRAWAL CHARGE PERIOD
20% ADDITIONAL FREE WITHDRAWAL AND COMBINED DEATH BENEFIT AND GUARANTEED MINIMUM
  WITHDRAWAL BENEFIT
20% ADDITIONAL FREE WITHDRAWAL AND EARNINGSMAX AND FIVE YEAR WITHDRAWAL CHARGE
  PERIOD
COMBINED DEATH BENEFIT AND EARNINGSMAX AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND NEW
  GUARANTEED MINIMUM WITHDRAWAL BENEFIT
20% ADDITIONAL FREE WITHDRAWAL AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND
  HIGHEST ANNIVERSARY VALUE DEATH BENEFIT
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT
  RELAUNCH
COMBINATION 3% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND NEW
  GUARANTEED MINIMUM WITHDRAWAL BENEFIT
GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH AND THREE YEAR WITHDRAWAL CHARGE
  PERIOD

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division336

  Accumulation unit value:
    Beginning of period                                                    $22.42              $19.04               N/A
    End of period                                                          $24.53              $22.42               N/A
  Accumulation units outstanding
  at the end of period                                                     43,449              7,903                N/A

JNL/FMR Capital Growth Division386

  Accumulation unit value:
    Beginning of period                                                    $17.07              $14.84               N/A
    End of period                                                          $19.73              $17.07               N/A
  Accumulation units outstanding
  at the end of period                                                      3,823              1,005                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Global Growth Division644

  Accumulation unit value:
    Beginning of period                                                    $18.49               N/A                 N/A
    End of period                                                          $21.80               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       996                N/A                 N/A

JNL/Alger Growth Division405

  Accumulation unit value:
    Beginning of period                                                    $15.97              $15.01               N/A
    End of period                                                          $16.44              $15.97               N/A
  Accumulation units outstanding
  at the end of period                                                      7,941              2,826                N/A

JNL/Eagle Core Equity Division302

  Accumulation unit value:
    Beginning of period                                                    $15.63              $12.71               N/A
    End of period                                                          $16.29              $15.63               N/A
  Accumulation units outstanding
  at the end of period                                                     26,221              9,050                N/A

JNL/Eagle SmallCap Equity Division359

  Accumulation unit value:
    Beginning of period                                                    $15.93              $13.19               N/A
    End of period                                                          $18.55              $15.93               N/A
  Accumulation units outstanding
  at the end of period                                                     17,793              7,192                N/A

JNL/Select Balanced Division356

  Accumulation unit value:
    Beginning of period                                                    $19.91              $18.18               N/A
    End of period                                                          $21.63              $19.91               N/A
  Accumulation units outstanding
  at the end of period                                                     45,812              11,375               N/A

JNL/Putnam Equity Division293

  Accumulation unit value:
    Beginning of period                                                    $17.13              $13.77               N/A
    End of period                                                          $18.97              $17.13               N/A
  Accumulation units outstanding
  at the end of period                                                      2,589              1,840                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/PPM America High Yield Bond Division408

  Accumulation unit value:
    Beginning of period                                                    $14.66              $13.91               N/A
    End of period                                                          $15.08              $14.66               N/A
  Accumulation units outstanding
  at the end of period                                                        -                14,253               N/A

JNL/Select Money Market Division420

  Accumulation unit value:
    Beginning of period                                                    $11.64              $11.69               N/A
    End of period                                                          $11.49              $11.64               N/A
  Accumulation units outstanding
  at the end of period                                                     44,722              7,714                N/A

JNL/Putnam Value Equity Division386

  Accumulation unit value:
    Beginning of period                                                    $17.32              $15.45               N/A
    End of period                                                          $18.62              $17.32               N/A
  Accumulation units outstanding
  at the end of period                                                     11,612              5,205                N/A

JNL/Salomon Brothers Strategic Bond Division385

  Accumulation unit value:
    Beginning of period                                                    $16.71              $15.90               N/A
    End of period                                                          $17.50              $16.71               N/A
  Accumulation units outstanding
  at the end of period                                                     40,551              8,828                N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division394

  Accumulation unit value:
    Beginning of period                                                    $14.39              $14.12               N/A
    End of period                                                          $14.64              $14.39               N/A
  Accumulation units outstanding
  at the end of period                                                     37,681              13,262               N/A

JNL/T. Rowe Price Established Growth Division293

  Accumulation unit value:
    Beginning of period                                                    $22.50              $18.10               N/A
    End of period                                                          $24.22              $22.50               N/A
  Accumulation units outstanding
  at the end of period                                                     21,832              8,622                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/JPMorgan International Equity Division336

  Accumulation unit value:
    Beginning of period                                                    $11.11              $9.15                N/A
    End of period                                                          $12.66              $11.11               N/A
  Accumulation units outstanding
  at the end of period                                                     12,809              6,152                N/A

JNL/T. Rowe Price Mid-Cap Growth Division293

  Accumulation unit value:
    Beginning of period                                                    $27.19              $20.19               N/A
    End of period                                                          $31.44              $27.19               N/A
  Accumulation units outstanding
  at the end of period                                                     41,129              12,471               N/A

JNL/Alliance Capital Growth Division394

  Accumulation unit value:
    Beginning of period                                                     $9.12              $8.52                N/A
    End of period                                                           $9.50              $9.12                N/A
  Accumulation units outstanding
  at the end of period                                                     14,405              4,429                N/A

JNL/JPMorgan International Value Division420

  Accumulation unit value:
    Beginning of period                                                     $8.34              $7.14                N/A
    End of period                                                          $10.01              $8.34                N/A
  Accumulation units outstanding
  at the end of period                                                     125,519             6,869                N/A

JNL/PIMCO Total Return Bond Division302

  Accumulation unit value:
    Beginning of period                                                    $13.06              $12.89               N/A
    End of period                                                          $13.36              $13.06               N/A
  Accumulation units outstanding
  at the end of period                                                     99,545              22,170               N/A

JNL/Lazard Small Cap Value Division293

  Accumulation unit value:
    Beginning of period                                                    $12.38              $8.82                N/A
    End of period                                                          $14.00              $12.38               N/A
  Accumulation units outstanding
  at the end of period                                                     54,544              5,228                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Lazard Mid Cap Value Division302

  Accumulation unit value:
    Beginning of period                                                    $13.49              $10.46               N/A
    End of period                                                          $16.49              $13.49               N/A
  Accumulation units outstanding
  at the end of period                                                     54,788              9,405                N/A

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $12.18               N/A                 N/A
    End of period                                                          $12.51               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     75,211               N/A                 N/A

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division302

  Accumulation unit value:
    Beginning of period                                                     $7.35              $5.81                N/A
    End of period                                                           $8.02              $7.35                N/A
  Accumulation units outstanding
  at the end of period                                                     36,280              6,737                N/A

JNL/MCM The DowSM 10 Division293

  Accumulation unit value:
    Beginning of period                                                     $9.22              $7.02                N/A
    End of period                                                           $9.29              $9.22                N/A
  Accumulation units outstanding
  at the end of period                                                     416,193             86,351               N/A

JNL/MCM The S&P(R) 10 Division293

  Accumulation unit value:
    Beginning of period                                                     $8.36              $7.02                N/A
    End of period                                                           $9.64              $8.36                N/A
  Accumulation units outstanding
  at the end of period                                                     414,523            104,748               N/A

JNL/MCM Global 15 Division369

  Accumulation unit value:
    Beginning of period                                                     $9.09              $7.87                N/A
    End of period                                                          $11.41              $9.09                N/A
  Accumulation units outstanding
  at the end of period                                                     363,072             83,825               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM 25 Division293

  Accumulation unit value:
    Beginning of period                                                     $9.70              $7.12                N/A
    End of period                                                          $11.59              $9.70                N/A
  Accumulation units outstanding
  at the end of period                                                     371,020             86,154               N/A

JNL/MCM Select Small-Cap Division369

  Accumulation unit value:
    Beginning of period                                                    $16.18              $13.57               N/A
    End of period                                                          $17.85              $16.18               N/A
  Accumulation units outstanding
  at the end of period                                                     211,391             49,151               N/A

JNL/MCM Technology Sector Division513

  Accumulation unit value:
    Beginning of period                                                     $5.79               N/A                 N/A
    End of period                                                           $5.54               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     40,708               N/A                 N/A

JNL/MCM Healthcare Sector Division507

  Accumulation unit value:
    Beginning of period                                                    $10.69               N/A                 N/A
    End of period                                                          $10.43               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     29,914               N/A                 N/A

JNL/MCM Financial Sector Division513

  Accumulation unit value:
    Beginning of period                                                    $11.01               N/A                 N/A
    End of period                                                          $11.73               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     11,500               N/A                 N/A

JNL/MCM Oil & Gas Sector Division513

  Accumulation unit value:
    Beginning of period                                                    $13.32               N/A                 N/A
    End of period                                                          $16.83               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     15,094               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Consumer Brands Sector Division513

  Accumulation unit value:
    Beginning of period                                                     $9.92               N/A                 N/A
    End of period                                                          $10.53               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,288               N/A                 N/A

JNL/MCM Communications Sector Division513

  Accumulation unit value:
    Beginning of period                                                     $4.14               N/A                 N/A
    End of period                                                           $4.41               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,922               N/A                 N/A

JNL/Putnam Midcap Growth Division385

  Accumulation unit value:
    Beginning of period                                                     $6.33              $5.50                N/A
    End of period                                                           $7.35              $6.33                N/A
  Accumulation units outstanding
  at the end of period                                                     15,777              6,900                N/A

JNL/FMR Balanced Division307

  Accumulation unit value:
    Beginning of period                                                     $9.23              $8.25                N/A
    End of period                                                           $9.89              $9.23                N/A
  Accumulation units outstanding
  at the end of period                                                     35,210              6,603                N/A

JNL/T. Rowe Price Value Division414

  Accumulation unit value:
    Beginning of period                                                    $11.36              $10.37               N/A
    End of period                                                          $12.82              $11.36               N/A
  Accumulation units outstanding
  at the end of period                                                     151,803             20,592               N/A

JNL/MCM S&P 500 Index Division356

  Accumulation unit value:
    Beginning of period                                                     $9.56              $8.43                N/A
    End of period                                                          $10.31              $9.56                N/A
  Accumulation units outstanding
  at the end of period                                                     207,347             32,670               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM S&P 400 MidCap Index Division356

  Accumulation unit value:
    Beginning of period                                                    $11.12              $9.33                N/A
    End of period                                                          $12.62              $11.12               N/A
  Accumulation units outstanding
  at the end of period                                                     97,550              14,695               N/A

JNL/MCM Small Cap Index Division293

  Accumulation unit value:
    Beginning of period                                                    $11.24              $7.70                N/A
    End of period                                                          $12.93              $11.24               N/A
  Accumulation units outstanding
  at the end of period                                                     95,771              19,723               N/A

JNL/MCM International Index Division369

  Accumulation unit value:
    Beginning of period                                                    $11.42              $9.36                N/A
    End of period                                                          $13.37              $11.42               N/A
  Accumulation units outstanding
  at the end of period                                                     88,817              22,997               N/A

JNL/MCM Bond Index Division356

  Accumulation unit value:
    Beginning of period                                                    $10.74              $10.93               N/A
    End of period                                                          $10.90              $10.74               N/A
  Accumulation units outstanding
  at the end of period                                                     82,028              16,272               N/A

JNL/Oppenheimer Global Growth Division349

  Accumulation unit value:
    Beginning of period                                                     $9.58              $7.86                N/A
    End of period                                                          $11.07              $9.58                N/A
  Accumulation units outstanding
  at the end of period                                                     67,111              22,050               N/A

JNL/Oppenheimer Growth Division336

  Accumulation unit value:
    Beginning of period                                                     $7.85              $7.28                N/A
    End of period                                                           $8.01              $7.85                N/A
  Accumulation units outstanding
  at the end of period                                                     17,496              8,419                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Large Cap Growth Division293

  Accumulation unit value:
    Beginning of period                                                    $10.17              $8.36                N/A
    End of period                                                          $10.96              $10.17               N/A
  Accumulation units outstanding
  at the end of period                                                     48,918              11,809               N/A

JNL/AIM Small Cap Growth Division386

  Accumulation unit value:
    Beginning of period                                                    $11.16              $9.53                N/A
    End of period                                                          $11.69              $11.16               N/A
  Accumulation units outstanding
  at the end of period                                                     20,383              14,712               N/A

JNL/AIM Premier Equity II Division436

  Accumulation unit value:
    Beginning of period                                                     $9.30              $8.88                N/A
    End of period                                                           $9.08              $9.30                N/A
  Accumulation units outstanding
  at the end of period                                                        -                3,863                N/A

JNL/Select Value Division386

  Accumulation unit value:
    Beginning of period                                                    $14.41              $12.41               N/A
    End of period                                                          $16.21              $14.41               N/A
  Accumulation units outstanding
  at the end of period                                                     29,589              3,925                N/A

JNL/MCM Nasdaq 15 Division692

  Accumulation unit value:
    Beginning of period                                                    $10.12               N/A                 N/A
    End of period                                                          $10.82               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       530                N/A                 N/A

JNL/MCM Value Line 25 Division685

  Accumulation unit value:
    Beginning of period                                                     $9.62               N/A                 N/A
    End of period                                                          $11.41               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      9,824               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM VIP Division684

  Accumulation unit value:
    Beginning of period                                                     $9.77               N/A                 N/A
    End of period                                                          $11.06               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,695               N/A                 N/A

JNL/MCM JNL 5 Division684

  Accumulation unit value:
    Beginning of period                                                     $9.76               N/A                 N/A
    End of period                                                          $10.89               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     17,438               N/A                 N/A

JNL/S&P Managed Moderate Growth Division365

  Accumulation unit value:
    Beginning of period                                                    $11.25              $10.58               N/A
    End of period                                                          $12.08              $11.25               N/A
  Accumulation units outstanding
  at the end of period                                                     345,178            102,216               N/A

JNL/S&P Managed Growth Division307

  Accumulation unit value:
    Beginning of period                                                    $11.32              $9.36                N/A
    End of period                                                          $12.36              $11.32               N/A
  Accumulation units outstanding
  at the end of period                                                     712,536            152,494               N/A

JNL/S&P Managed Aggressive Growth Division405

  Accumulation unit value:
    Beginning of period                                                    $11.00              $10.30               N/A
    End of period                                                          $12.14              $11.00               N/A
  Accumulation units outstanding
  at the end of period                                                     391,537             54,331               N/A

JNL/S&P Very Aggressive Growth Division I318

  Accumulation unit value:
    Beginning of period                                                    $10.61              $8.53                N/A
    End of period                                                          $10.81              $10.61               N/A
  Accumulation units outstanding
  at the end of period                                                        -                4,078                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Equity Growth Division I293

  Accumulation unit value:
    Beginning of period                                                     $9.91              $7.81                N/A
    End of period                                                          $10.05              $9.91                N/A
  Accumulation units outstanding
  at the end of period                                                        -                45,537               N/A

JNL/S&P Equity Aggressive Growth Division I302

  Accumulation unit value:
    Beginning of period                                                    $10.13              $7.82                N/A
    End of period                                                          $10.31              $10.13               N/A
  Accumulation units outstanding
  at the end of period                                                        -                27,925               N/A

JNL/S&P Core Index 50 Division493

  Accumulation unit value:
    Beginning of period                                                    $10.07               N/A                 N/A
    End of period                                                          $10.01               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Core Index 100 Division293

  Accumulation unit value:
    Beginning of period                                                    $10.16              $8.51                N/A
    End of period                                                          $10.30              $10.16               N/A
  Accumulation units outstanding
  at the end of period                                                        -                17,552               N/A

JNL/S&P Core Index 75 Division471

  Accumulation unit value:
    Beginning of period                                                    $10.02              $9.63                N/A
    End of period                                                          $10.19              $10.02               N/A
  Accumulation units outstanding
  at the end of period                                                        -                45,444               N/A

JNL/S&P Managed Conservative Division688

  Accumulation unit value:
    Beginning of period                                                     $9.96               N/A                 N/A
    End of period                                                          $10.30               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,808               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Division676

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A                 N/A
    End of period                                                          $10.49               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     16,012               N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.06% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 4%
HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM CREDIT 4%
$1 MILLION PREMIUM ADMINISTRATIVE FEE WAIVER AND COMPOUNDING DEATH BENEFIT AND
  GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 4%
EARNINGSMAX AND PREMIUM CREDIT 4%
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND PREMIUM CREDIT 4%
4% ROLL-UP DEATH BENEFIT AND PREMIUM CREDIT 4%
$1 MILLION PREMIUM ADMINISTRATIVE FEE WAIVER AND NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 4%
GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH AND PREMIUM CREDIT 4%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division306

  Accumulation unit value:
    Beginning of period                                                    $22.40              $17.10               N/A
    End of period                                                          $24.50              $22.40               N/A
  Accumulation units outstanding
  at the end of period                                                     14,886              16,812               N/A

JNL/FMR Capital Growth Division387

  Accumulation unit value:
    Beginning of period                                                    $17.06              $14.95               N/A
    End of period                                                          $19.71              $17.06               N/A
  Accumulation units outstanding
  at the end of period                                                      2,288              2,117                N/A

JNL/Select Global Growth Division657

  Accumulation unit value:
    Beginning of period                                                    $19.05               N/A                 N/A
    End of period                                                          $21.78               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,445               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alger Growth Division283

  Accumulation unit value:
    Beginning of period                                                    $15.96              $11.57               N/A
    End of period                                                          $16.42              $15.96               N/A
  Accumulation units outstanding
  at the end of period                                                     35,957              33,877               N/A

JNL/Eagle Core Equity Division289

  Accumulation unit value:
    Beginning of period                                                    $15.62              $12.51               N/A
    End of period                                                          $16.27              $15.62               N/A
  Accumulation units outstanding
  at the end of period                                                     63,923              43,919               N/A

JNL/Eagle SmallCap Equity Division281

  Accumulation unit value:
    Beginning of period                                                    $15.92              $10.29               N/A
    End of period                                                          $18.53              $15.92               N/A
  Accumulation units outstanding
  at the end of period                                                     66,339              30,757               N/A

JNL/Select Balanced Division284

  Accumulation unit value:
    Beginning of period                                                    $19.89              $15.77               N/A
    End of period                                                          $21.61              $19.89               N/A
  Accumulation units outstanding
  at the end of period                                                     203,410             75,488               N/A

JNL/Putnam Equity Division350

  Accumulation unit value:
    Beginning of period                                                    $17.11              $15.56               N/A
    End of period                                                          $18.95              $17.11               N/A
  Accumulation units outstanding
  at the end of period                                                      4,478              3,951                N/A

JNL/PPM America High Yield Bond Division289

  Accumulation unit value:
    Beginning of period                                                    $14.64              $12.99               N/A
    End of period                                                          $15.07              $14.64               N/A
  Accumulation units outstanding
  at the end of period                                                        -                75,494               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Money Market Division274

  Accumulation unit value:
    Beginning of period                                                    $11.63              $11.79               N/A
    End of period                                                          $11.48              $11.63               N/A
  Accumulation units outstanding
  at the end of period                                                     140,976            101,889               N/A

JNL/Putnam Value Equity Division283

  Accumulation unit value:
    Beginning of period                                                    $17.30              $13.18               N/A
    End of period                                                          $18.61              $17.30               N/A
  Accumulation units outstanding
  at the end of period                                                     52,838              32,436               N/A

JNL/Salomon Brothers Strategic Bond Division289

  Accumulation unit value:
    Beginning of period                                                    $16.69              $15.41               N/A
    End of period                                                          $17.48              $16.69               N/A
  Accumulation units outstanding
  at the end of period                                                     84,017              26,557               N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division279

  Accumulation unit value:
    Beginning of period                                                    $14.37              $14.68               N/A
    End of period                                                          $14.62              $14.37               N/A
  Accumulation units outstanding
  at the end of period                                                     68,559              48,232               N/A

JNL/T. Rowe Price Established Growth Division289

  Accumulation unit value:
    Beginning of period                                                    $22.48              $17.35               N/A
    End of period                                                          $24.20              $22.48               N/A
  Accumulation units outstanding
  at the end of period                                                     100,210             26,084               N/A

JNL/JPMorgan International Equity Division289

  Accumulation unit value:
    Beginning of period                                                    $11.10              $8.14                N/A
    End of period                                                          $12.65              $11.10               N/A
  Accumulation units outstanding
  at the end of period                                                     50,017              19,015               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/T. Rowe Price Mid-Cap Growth Division283

  Accumulation unit value:
    Beginning of period                                                    $27.17              $18.82               N/A
    End of period                                                          $31.41              $27.17               N/A
  Accumulation units outstanding
  at the end of period                                                     64,393              32,109               N/A

JNL/Alliance Capital Growth Division293

  Accumulation unit value:
    Beginning of period                                                     $9.12              $7.77                N/A
    End of period                                                           $9.49              $9.12                N/A
  Accumulation units outstanding
  at the end of period                                                      9,146              3,794                N/A

JNL/JPMorgan International Value Division293

  Accumulation unit value:
    Beginning of period                                                     $8.33              $5.78                N/A
    End of period                                                          $10.00              $8.33                N/A
  Accumulation units outstanding
  at the end of period                                                     155,420             30,027               N/A

JNL/PIMCO Total Return Bond Division281

  Accumulation unit value:
    Beginning of period                                                    $13.05              $12.96               N/A
    End of period                                                          $13.35              $13.05               N/A
  Accumulation units outstanding
  at the end of period                                                     297,656            150,453               N/A

JNL/Lazard Small Cap Value Division283

  Accumulation unit value:
    Beginning of period                                                    $12.38              $8.51                N/A
    End of period                                                          $13.99              $12.38               N/A
  Accumulation units outstanding
  at the end of period                                                     132,313             43,596               N/A

JNL/Lazard Mid Cap Value Division279

  Accumulation unit value:
    Beginning of period                                                    $13.49              $10.19               N/A
    End of period                                                          $16.48              $13.49               N/A
  Accumulation units outstanding
  at the end of period                                                     113,701             56,467               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $12.17               N/A                 N/A
    End of period                                                          $12.51               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     680,730              N/A                 N/A

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division279

  Accumulation unit value:
    Beginning of period                                                     $7.36              $5.52                N/A
    End of period                                                           $8.02              $7.36                N/A
  Accumulation units outstanding
  at the end of period                                                     66,907              39,384               N/A

JNL/MCM The DowSM 10 Division268

  Accumulation unit value:
    Beginning of period                                                     $9.22              $6.65                N/A
    End of period                                                           $9.29              $9.22                N/A
  Accumulation units outstanding
  at the end of period                                                    1,217,080           534,837               N/A

JNL/MCM The S&P(R) 10 Division268

  Accumulation unit value:
    Beginning of period                                                     $8.36              $6.65                N/A
    End of period                                                           $9.64              $8.36                N/A
  Accumulation units outstanding
  at the end of period                                                    1,063,204           534,919               N/A

JNL/MCM Global 15 Division268

  Accumulation unit value:
    Beginning of period                                                     $9.08              $6.33                N/A
    End of period                                                          $11.40              $9.08                N/A
  Accumulation units outstanding
  at the end of period                                                     936,408            368,577               N/A

JNL/MCM 25 Division268

  Accumulation unit value:
    Beginning of period                                                     $9.70              $6.75                N/A
    End of period                                                          $11.58              $9.70                N/A
  Accumulation units outstanding
  at the end of period                                                     981,180            397,436               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Select Small-Cap Division268

  Accumulation unit value:
    Beginning of period                                                    $16.15              $10.20               N/A
    End of period                                                          $17.82              $16.15               N/A
  Accumulation units outstanding
  at the end of period                                                     533,237            229,487               N/A

JNL/MCM Technology Sector Division485

  Accumulation unit value:
    Beginning of period                                                     $5.59              $5.60                N/A
    End of period                                                           $5.54              $5.59                N/A
  Accumulation units outstanding
  at the end of period                                                     164,408              139                 N/A

JNL/MCM Healthcare Sector Division479

  Accumulation unit value:
    Beginning of period                                                    $10.28              $10.09               N/A
    End of period                                                          $10.42              $10.28               N/A
  Accumulation units outstanding
  at the end of period                                                     119,368              929                 N/A

JNL/MCM Financial Sector Division479

  Accumulation unit value:
    Beginning of period                                                    $10.55              $10.34               N/A
    End of period                                                          $11.73              $10.55               N/A
  Accumulation units outstanding
  at the end of period                                                     58,020               757                 N/A

JNL/MCM Oil & Gas Sector Division485

  Accumulation unit value:
    Beginning of period                                                    $12.88              $12.95               N/A
    End of period                                                          $16.82              $12.88               N/A
  Accumulation units outstanding
  at the end of period                                                     87,442                40                 N/A

JNL/MCM Consumer Brands Sector Division485

  Accumulation unit value:
    Beginning of period                                                     $9.76              $9.75                N/A
    End of period                                                          $10.53              $9.76                N/A
  Accumulation units outstanding
  at the end of period                                                     24,810                27                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division485

  Accumulation unit value:
    Beginning of period                                                     $3.82              $3.80                N/A
    End of period                                                           $4.40              $3.82                N/A
  Accumulation units outstanding
  at the end of period                                                     140,210              137                 N/A

JNL/Putnam Midcap Growth Division279

  Accumulation unit value:
    Beginning of period                                                     $6.32              $4.65                N/A
    End of period                                                           $7.35              $6.32                N/A
  Accumulation units outstanding
  at the end of period                                                     45,666              27,830               N/A

JNL/FMR Balanced Division279

  Accumulation unit value:
    Beginning of period                                                     $9.22              $8.10                N/A
    End of period                                                           $9.89              $9.22                N/A
  Accumulation units outstanding
  at the end of period                                                     109,669            155,620               N/A

JNL/T. Rowe Price Value Division282

  Accumulation unit value:
    Beginning of period                                                    $11.36              $8.06                N/A
    End of period                                                          $12.82              $11.36               N/A
  Accumulation units outstanding
  at the end of period                                                     252,047             93,957               N/A

JNL/MCM S&P 500 Index Division269

  Accumulation unit value:
    Beginning of period                                                     $9.56              $7.25                N/A
    End of period                                                          $10.31              $9.56                N/A
  Accumulation units outstanding
  at the end of period                                                     761,797            372,550               N/A

JNL/MCM S&P 400 MidCap Index Division269

  Accumulation unit value:
    Beginning of period                                                    $11.12              $7.81                N/A
    End of period                                                          $12.61              $11.12               N/A
  Accumulation units outstanding
  at the end of period                                                     427,257            194,555               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Small Cap Index Division269

  Accumulation unit value:
    Beginning of period                                                    $11.24              $7.35                N/A
    End of period                                                          $12.93              $11.24               N/A
  Accumulation units outstanding
  at the end of period                                                     404,112            194,768               N/A

JNL/MCM International Index Division269

  Accumulation unit value:
    Beginning of period                                                    $11.39              $8.04                N/A
    End of period                                                          $13.34              $11.39               N/A
  Accumulation units outstanding
  at the end of period                                                     330,036            122,165               N/A

JNL/MCM Bond Index Division269

  Accumulation unit value:
    Beginning of period                                                    $10.74              $10.66               N/A
    End of period                                                          $10.90              $10.74               N/A
  Accumulation units outstanding
  at the end of period                                                     317,614            131,891               N/A

JNL/Oppenheimer Global Growth Division283

  Accumulation unit value:
    Beginning of period                                                     $9.58              $6.32                N/A
    End of period                                                          $11.07              $9.58                N/A
  Accumulation units outstanding
  at the end of period                                                     129,803             60,866               N/A

JNL/Oppenheimer Growth Division289

  Accumulation unit value:
    Beginning of period                                                     $7.84              $6.90                N/A
    End of period                                                           $8.01              $7.84                N/A
  Accumulation units outstanding
  at the end of period                                                     34,780              13,223               N/A

JNL/AIM Large Cap Growth Division284

  Accumulation unit value:
    Beginning of period                                                    $10.17              $7.59                N/A
    End of period                                                          $10.95              $10.17               N/A
  Accumulation units outstanding
  at the end of period                                                     130,999             54,757               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Small Cap Growth Division281

  Accumulation unit value:
    Beginning of period                                                    $11.16              $7.61                N/A
    End of period                                                          $11.68              $11.16               N/A
  Accumulation units outstanding
  at the end of period                                                     76,706              42,639               N/A

JNL/AIM Premier Equity II Division302

  Accumulation unit value:
    Beginning of period                                                     $9.37              $7.59                N/A
    End of period                                                           $9.14              $9.37                N/A
  Accumulation units outstanding
  at the end of period                                                        -                3,683                N/A

JNL/Select Value Division293

  Accumulation unit value:
    Beginning of period                                                    $14.41              $10.80               N/A
    End of period                                                          $16.20              $14.41               N/A
  Accumulation units outstanding
  at the end of period                                                     83,044              20,479               N/A

JNL/MCM Nasdaq 15 Division695

  Accumulation unit value:
    Beginning of period                                                    $10.21               N/A                 N/A
    End of period                                                          $10.82               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     13,570               N/A                 N/A

JNL/MCM Value Line 25 Division677

  Accumulation unit value:
    Beginning of period                                                    $10.02               N/A                 N/A
    End of period                                                          $11.41               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     82,118               N/A                 N/A

JNL/MCM VIP Division678

  Accumulation unit value:
    Beginning of period                                                     $9.95               N/A                 N/A
    End of period                                                          $11.06               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     135,001              N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM JNL 5 Division678

  Accumulation unit value:
    Beginning of period                                                     $9.92               N/A                 N/A
    End of period                                                          $10.89               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     137,804              N/A                 N/A

JNL/S&P Managed Moderate Growth Division275

  Accumulation unit value:
    Beginning of period                                                    $11.23              $9.48                N/A
    End of period                                                          $12.06              $11.23               N/A
  Accumulation units outstanding
  at the end of period                                                     681,397            257,024               N/A

JNL/S&P Managed Growth Division277

  Accumulation unit value:
    Beginning of period                                                    $11.32              $9.16                N/A
    End of period                                                          $12.35              $11.32               N/A
  Accumulation units outstanding
  at the end of period                                                    1,315,143           550,709               N/A

JNL/S&P Managed Aggressive Growth Division278

  Accumulation unit value:
    Beginning of period                                                    $10.99              $8.50                N/A
    End of period                                                          $12.13              $10.99               N/A
  Accumulation units outstanding
  at the end of period                                                    1,004,055           142,161               N/A

JNL/S&P Very Aggressive Growth Division I393

  Accumulation unit value:
    Beginning of period                                                    $10.60              $9.58                N/A
    End of period                                                          $10.80              $10.60               N/A
  Accumulation units outstanding
  at the end of period                                                        -                85,150               N/A

JNL/S&P Equity Growth Division I289

  Accumulation unit value:
    Beginning of period                                                     $9.90              $7.53                N/A
    End of period                                                          $10.04              $9.90                N/A
  Accumulation units outstanding
  at the end of period                                                        -               111,824               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Equity Aggressive Growth Division I268

  Accumulation unit value:
    Beginning of period                                                    $10.13              $7.33                N/A
    End of period                                                          $10.30              $10.13               N/A
  Accumulation units outstanding
  at the end of period                                                        -                70,918               N/A

JNL/S&P Core Index 50 Division392

  Accumulation unit value:
    Beginning of period                                                     $9.86              $8.83                N/A
    End of period                                                          $10.01              $9.86                N/A
  Accumulation units outstanding
  at the end of period                                                        -                14,006               N/A

JNL/S&P Core Index 100 Division320

  Accumulation unit value:
    Beginning of period                                                    $10.15              $8.71                N/A
    End of period                                                          $10.29              $10.15               N/A
  Accumulation units outstanding
  at the end of period                                                        -                42,579               N/A

JNL/S&P Core Index 75 Division359

  Accumulation unit value:
    Beginning of period                                                    $10.02              $8.86                N/A
    End of period                                                          $10.19              $10.02               N/A
  Accumulation units outstanding
  at the end of period                                                        -                19,738               N/A

JNL/S&P Managed Conservative Division682

  Accumulation unit value:
    Beginning of period                                                     $9.97               N/A                 N/A
    End of period                                                          $10.32               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     37,823               N/A                 N/A

JNL/S&P Managed Moderate Division686

  Accumulation unit value:
    Beginning of period                                                     $9.87               N/A                 N/A
    End of period                                                          $10.49               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     82,507               N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.07% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND MAXIMUM ANNIVERSARY VALUE DEATH
  BENEFIT AND PREMIUM CREDIT 3%
COMPOUNDING DEATH BENEFIT AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM
  CREDIT 3%
COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM
  CREDIT 3%
NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 3%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division713

  Accumulation unit value:
    Beginning of period                                                    $19.02               N/A                 N/A
    End of period                                                          $19.69               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       545                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division285

  Accumulation unit value:
    Beginning of period                                                    $19.88              $15.63               N/A
    End of period                                                          $21.59              $19.88               N/A
  Accumulation units outstanding
  at the end of period                                                       276                277                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division285

  Accumulation unit value:
    Beginning of period                                                    $14.63              $12.96               N/A
    End of period                                                          $15.05              $14.63               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 167                 N/A

JNL/Select Money Market Division303

  Accumulation unit value:
    Beginning of period                                                    $11.62              $11.76               N/A
    End of period                                                          $11.47              $11.62               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division724

  Accumulation unit value:
    Beginning of period                                                    $17.41               N/A                 N/A
    End of period                                                          $17.46               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       837                N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Established Growth Division713

  Accumulation unit value:
    Beginning of period                                                    $23.52               N/A                 N/A
    End of period                                                          $24.17               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,327               N/A                 N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division285

  Accumulation unit value:
    Beginning of period                                                    $27.14              $18.16               N/A
    End of period                                                          $31.38              $27.14               N/A
  Accumulation units outstanding
  at the end of period                                                       798                119                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division285

  Accumulation unit value:
    Beginning of period                                                    $13.04              $12.96               N/A
    End of period                                                          $13.34              $13.04               N/A
  Accumulation units outstanding
  at the end of period                                                      3,390               603                 N/A

JNL/Lazard Small Cap Value Division713

  Accumulation unit value:
    Beginning of period                                                    $13.66               N/A                 N/A
    End of period                                                          $13.98               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       756                N/A                 N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $12.17               N/A                 N/A
    End of period                                                          $12.50               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,375               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division351

  Accumulation unit value:
    Beginning of period                                                     $7.35              $6.67                N/A
    End of period                                                           $8.02              $7.35                N/A
  Accumulation units outstanding
  at the end of period                                                       504                536                 N/A

JNL/MCM The DowSM 10 Division398

  Accumulation unit value:
    Beginning of period                                                     $9.21              $8.10                N/A
    End of period                                                           $9.28              $9.21                N/A
  Accumulation units outstanding
  at the end of period                                                     10,286              1,197                N/A

JNL/MCM The S&P(R) 10 Division398

  Accumulation unit value:
    Beginning of period                                                     $8.36              $7.51                N/A
    End of period                                                           $9.63              $8.36                N/A
  Accumulation units outstanding
  at the end of period                                                      9,994              1,290                N/A

JNL/MCM Global 15 Division398

  Accumulation unit value:
    Beginning of period                                                     $9.08              $8.42                N/A
    End of period                                                          $11.39              $9.08                N/A
  Accumulation units outstanding
  at the end of period                                                      8,350              1,162                N/A

JNL/MCM 25 Division398

  Accumulation unit value:
    Beginning of period                                                     $9.70              $8.25                N/A
    End of period                                                          $11.58              $9.70                N/A
  Accumulation units outstanding
  at the end of period                                                      8,223              1,178                N/A

JNL/MCM Select Small-Cap Division398

  Accumulation unit value:
    Beginning of period                                                    $16.15              $14.13               N/A
    End of period                                                          $17.81              $16.15               N/A
  Accumulation units outstanding
  at the end of period                                                      5,506               682                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division713

  Accumulation unit value:
    Beginning of period                                                    $17.35               N/A                 N/A
    End of period                                                          $16.81               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       599                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division351

  Accumulation unit value:
    Beginning of period                                                     $9.22              $8.88                N/A
    End of period                                                           $9.88              $9.22                N/A
  Accumulation units outstanding
  at the end of period                                                      1,136              1,207                N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 500 Index Division717

  Accumulation unit value:
    Beginning of period                                                    $10.13               N/A                 N/A
    End of period                                                          $10.31               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     11,555               N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division717

  Accumulation unit value:
    Beginning of period                                                    $12.24               N/A                 N/A
    End of period                                                          $12.61               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      9,540               N/A                 N/A

JNL/MCM Small Cap Index Division717

  Accumulation unit value:
    Beginning of period                                                    $12.76               N/A                 N/A
    End of period                                                          $12.92               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      9,278               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division643

  Accumulation unit value:
    Beginning of period                                                    $11.28               N/A                 N/A
    End of period                                                          $13.33               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      9,699               N/A                 N/A

JNL/MCM Bond Index Division717

  Accumulation unit value:
    Beginning of period                                                    $10.81               N/A                 N/A
    End of period                                                          $10.90               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     10,850               N/A                 N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Growth Division285

  Accumulation unit value:
    Beginning of period                                                     $7.84              $6.40                N/A
    End of period                                                           $8.01              $7.84                N/A
  Accumulation units outstanding
  at the end of period                                                       337                338                 N/A

JNL/AIM Large Cap Growth Division569

  Accumulation unit value:
    Beginning of period                                                    $10.17               N/A                 N/A
    End of period                                                          $10.95               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       552                N/A                 N/A

JNL/AIM Small Cap Growth Division285

  Accumulation unit value:
    Beginning of period                                                    $11.16              $7.40                N/A
    End of period                                                          $11.68              $11.16               N/A
  Accumulation units outstanding
  at the end of period                                                       292                292                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division285

  Accumulation unit value:
    Beginning of period                                                     $9.30              $6.98                N/A
    End of period                                                           $9.08              $9.30                N/A
  Accumulation units outstanding
  at the end of period                                                        -                 620                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division724

  Accumulation unit value:
    Beginning of period                                                    $11.22               N/A                 N/A
    End of period                                                          $11.41               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       649                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division715

  Accumulation unit value:
    Beginning of period                                                    $10.54               N/A                 N/A
    End of period                                                          $10.89               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     20,729               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division296

  Accumulation unit value:
    Beginning of period                                                    $11.23              $9.65                N/A
    End of period                                                          $12.05              $11.23               N/A
  Accumulation units outstanding
  at the end of period                                                     28,148              14,311               N/A

JNL/S&P Managed Growth Division296

  Accumulation unit value:
    Beginning of period                                                    $11.31              $9.34                N/A
    End of period                                                          $12.34              $11.31               N/A
  Accumulation units outstanding
  at the end of period                                                     31,306              10,382               N/A

JNL/S&P Managed Aggressive Growth Division296

  Accumulation unit value:
    Beginning of period                                                    $10.99              $8.68                N/A
    End of period                                                          $12.12              $10.99               N/A
  Accumulation units outstanding
  at the end of period                                                      8,216              4,901                N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division643

  Accumulation unit value:
    Beginning of period                                                     $9.57               N/A                 N/A
    End of period                                                          $10.01               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.095% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
20% ADDITIONAL FREE WITHDRAWAL AND COMBINED DEATH BENEFIT AND PREMIUM CREDIT 2% PREMIUM CREDIT 2% AND THREE YEAR WITHDRAWAL CHARGE PERIOD
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT
  AND PREMIUM CREDIT 2%
COMBINED DEATH BENEFIT AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND PREMIUM CREDIT 2%
COMBINED DEATH BENEFIT AND EARNINGSMAX AND PREMIUM CREDIT 2%
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM
  CREDIT 2%
5% ROLL-UP DEATH BENEFIT AND PREMIUM CREDIT 2%
EARNINGSMAX AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM CREDIT 2% 20% ADDITIONAL FREE WITHDRAWAL AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM CREDIT 2%
$1 MILLION PREMIUM ADMINISTRATIVE FEE WAIVER AND 20% ADDITIONAL FREE WITHDRAWAL
  AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND PREMIUM CREDIT 2%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division118

  Accumulation unit value:
    Beginning of period                                                    $22.33              $16.84             $21.37
    End of period                                                          $24.42              $22.33             $16.84
  Accumulation units outstanding
  at the end of period                                                      6,921               696                 287

JNL/FMR Capital Growth Division118

  Accumulation unit value:
    Beginning of period                                                    $17.00              $12.80             $16.43
    End of period                                                          $19.65              $17.00             $12.80
  Accumulation units outstanding
  at the end of period                                                       782               1,309                583

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alger Growth Division118

  Accumulation unit value:
    Beginning of period                                                    $15.92              $12.01             $16.73
    End of period                                                          $16.37              $15.92             $12.01
  Accumulation units outstanding
  at the end of period                                                      5,284              8,478               2,468

JNL/Eagle Core Equity Division118

  Accumulation unit value:
    Beginning of period                                                    $15.58              $12.78             $16.16
    End of period                                                          $16.23              $15.58             $12.78
  Accumulation units outstanding
  at the end of period                                                      7,987              7,976               7,701

JNL/Eagle SmallCap Equity Division118

  Accumulation unit value:
    Beginning of period                                                    $15.88              $11.59             $15.94
    End of period                                                          $18.48              $15.88             $11.59
  Accumulation units outstanding
  at the end of period                                                      6,535              4,993               3,042

JNL/Select Balanced Division118

  Accumulation unit value:
    Beginning of period                                                    $19.84              $16.66             $18.17
    End of period                                                          $21.54              $19.84             $16.66
  Accumulation units outstanding
  at the end of period                                                     17,803              8,722               4,116

JNL/Putnam Equity Division381

  Accumulation unit value:
    Beginning of period                                                    $17.06              $14.99               N/A
    End of period                                                          $18.89              $17.06               N/A
  Accumulation units outstanding
  at the end of period                                                       230                 -                  N/A

JNL/PPM America High Yield Bond Division118

  Accumulation unit value:
    Beginning of period                                                    $14.60              $12.56             $12.64
    End of period                                                          $15.02              $14.60             $12.56
  Accumulation units outstanding
  at the end of period                                                        -                64,383             16,391






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Money Market Division219

  Accumulation unit value:
    Beginning of period                                                    $11.59              $11.78             $11.81
    End of period                                                          $11.44              $11.59             $11.78
  Accumulation units outstanding
  at the end of period                                                     12,915              3,218               2,523

JNL/Putnam Value Equity Division118

  Accumulation unit value:
    Beginning of period                                                    $17.25              $14.14             $17.61
    End of period                                                          $18.54              $17.25             $14.14
  Accumulation units outstanding
  at the end of period                                                      3,162              1,988                305

JNL/Salomon Brothers Strategic Bond Division118

  Accumulation unit value:
    Beginning of period                                                    $16.64              $14.97             $14.41
    End of period                                                          $17.42              $16.64             $14.97
  Accumulation units outstanding
  at the end of period                                                      6,628              6,108               2,486

JNL/Salomon Brothers U.S. Government & Quality Bond Division117

  Accumulation unit value:
    Beginning of period                                                    $14.33              $14.46             $13.41
    End of period                                                          $14.57              $14.33             $14.46
  Accumulation units outstanding
  at the end of period                                                      6,973              6,822               6,593

JNL/T. Rowe Price Established Growth Division117

  Accumulation unit value:
    Beginning of period                                                    $22.41              $17.53             $21.78
    End of period                                                          $24.12              $22.41             $17.53
  Accumulation units outstanding
  at the end of period                                                     14,950              13,641              4,819

JNL/JPMorgan International Equity Division227

  Accumulation unit value:
    Beginning of period                                                    $11.07              $8.79               $9.01
    End of period                                                          $12.61              $11.07              $8.79
  Accumulation units outstanding
  at the end of period                                                     17,407              9,096               8,505






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/T. Rowe Price Mid-Cap Growth Division118

  Accumulation unit value:
    Beginning of period                                                    $27.09              $19.96             $25.92
    End of period                                                          $31.31              $27.09             $19.96
  Accumulation units outstanding
  at the end of period                                                     11,404              8,663               5,074

JNL/Alliance Capital Growth Division136

  Accumulation unit value:
    Beginning of period                                                     $9.10              $7.47               $9.12
    End of period                                                           $9.47              $9.10               $7.47
  Accumulation units outstanding
  at the end of period                                                      2,789              9,322               5,997

JNL/JPMorgan International Value Division227

  Accumulation unit value:
    Beginning of period                                                     $8.32              $6.09               $6.14
    End of period                                                           $9.98              $8.32               $6.09
  Accumulation units outstanding
  at the end of period                                                     26,535              17,303              6,476

JNL/PIMCO Total Return Bond Division117

  Accumulation unit value:
    Beginning of period                                                    $13.02              $12.69             $12.08
    End of period                                                          $13.32              $13.02             $12.69
  Accumulation units outstanding
  at the end of period                                                     72,830              47,633             22,994

JNL/Lazard Small Cap Value Division128

  Accumulation unit value:
    Beginning of period                                                    $12.36              $9.09              $11.09
    End of period                                                          $13.96              $12.36              $9.09
  Accumulation units outstanding
  at the end of period                                                     29,887              10,194              7,521

JNL/Lazard Mid Cap Value Division118

  Accumulation unit value:
    Beginning of period                                                    $13.46              $10.67             $13.08
    End of period                                                          $16.44              $13.46             $10.67
  Accumulation units outstanding
  at the end of period                                                     19,585              10,125              7,564






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $12.15               N/A                 N/A
    End of period                                                          $12.48               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     76,541               N/A                 N/A

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division118

  Accumulation unit value:
    Beginning of period                                                     $7.35              $5.81               $7.44
    End of period                                                           $8.00              $7.35               $5.81
  Accumulation units outstanding
  at the end of period                                                      7,762              5,483               2,255

JNL/MCM The DowSM 10 Division118

  Accumulation unit value:
    Beginning of period                                                     $9.20              $7.47               $9.22
    End of period                                                           $9.27              $9.20               $7.47
  Accumulation units outstanding
  at the end of period                                                     52,829              35,044              2,848

JNL/MCM The S&P(R) 10 Division240

  Accumulation unit value:
    Beginning of period                                                     $8.35              $7.17               $7.30
    End of period                                                           $9.62              $8.35               $7.17
  Accumulation units outstanding
  at the end of period                                                     36,489              18,342               839

JNL/MCM Global 15 Division240

  Accumulation unit value:
    Beginning of period                                                     $9.07              $6.95               $7.17
    End of period                                                          $11.37              $9.07               $6.95
  Accumulation units outstanding
  at the end of period                                                     31,454              18,285               854

JNL/MCM 25 Division240

  Accumulation unit value:
    Beginning of period                                                     $9.68              $7.45               $7.48
    End of period                                                          $11.56              $9.68               $7.45
  Accumulation units outstanding
  at the end of period                                                     36,601              17,968               818






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Select Small-Cap Division240

  Accumulation unit value:
    Beginning of period                                                    $16.13              $11.13             $11.10
    End of period                                                          $17.78              $16.13             $11.13
  Accumulation units outstanding
  at the end of period                                                     18,251              10,382               551

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division530

  Accumulation unit value:
    Beginning of period                                                    $10.78               N/A                 N/A
    End of period                                                          $10.40               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,101               N/A                 N/A

JNL/MCM Financial Sector Division530

  Accumulation unit value:
    Beginning of period                                                    $11.34               N/A                 N/A
    End of period                                                          $11.70               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,998               N/A                 N/A

JNL/MCM Oil & Gas Sector Division530

  Accumulation unit value:
    Beginning of period                                                    $13.97               N/A                 N/A
    End of period                                                          $16.79               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,178               N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division530

  Accumulation unit value:
    Beginning of period                                                     $4.22               N/A                 N/A
    End of period                                                           $4.39               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,372               N/A                 N/A

JNL/Putnam Midcap Growth Division118

  Accumulation unit value:
    Beginning of period                                                     $6.32              $4.83               $6.51
    End of period                                                           $7.34              $6.32               $4.83
  Accumulation units outstanding
  at the end of period                                                      7,597              1,993                 -

JNL/FMR Balanced Division118

  Accumulation unit value:
    Beginning of period                                                     $9.21              $8.27               $9.05
    End of period                                                           $9.87              $9.21               $8.27
  Accumulation units outstanding
  at the end of period                                                     11,167              12,166              5,827

JNL/T. Rowe Price Value Division117

  Accumulation unit value:
    Beginning of period                                                    $11.34              $8.92              $11.26
    End of period                                                          $12.80              $11.34              $8.92
  Accumulation units outstanding
  at the end of period                                                     48,253              20,886             13,561

JNL/MCM S&P 500 Index Division118

  Accumulation unit value:
    Beginning of period                                                     $9.55              $7.64               $9.66
    End of period                                                          $10.30              $9.55               $7.64
  Accumulation units outstanding
  at the end of period                                                     18,667              17,495              3,387

JNL/MCM S&P 400 MidCap Index Division118

  Accumulation unit value:
    Beginning of period                                                    $11.11              $8.43              $10.81
    End of period                                                          $12.60              $11.11              $8.43
  Accumulation units outstanding
  at the end of period                                                     12,357              11,011              1,496






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Small Cap Index Division118

  Accumulation unit value:
    Beginning of period                                                    $11.23              $7.86              $10.53
    End of period                                                          $12.91              $11.23              $7.86
  Accumulation units outstanding
  at the end of period                                                     17,316              10,906              1,538

JNL/MCM International Index Division269

  Accumulation unit value:
    Beginning of period                                                    $11.39              $8.04                N/A
    End of period                                                          $13.32              $11.39               N/A
  Accumulation units outstanding
  at the end of period                                                     16,514              11,540               N/A

JNL/MCM Bond Index Division177

  Accumulation unit value:
    Beginning of period                                                    $10.73              $10.64             $10.40
    End of period                                                          $10.89              $10.73             $10.64
  Accumulation units outstanding
  at the end of period                                                     13,757              8,620               2,296

JNL/Oppenheimer Global Growth Division118

  Accumulation unit value:
    Beginning of period                                                     $9.57              $6.95               $9.13
    End of period                                                          $11.05              $9.57               $6.95
  Accumulation units outstanding
  at the end of period                                                     22,287              19,629              4,327

JNL/Oppenheimer Growth Division192

  Accumulation unit value:
    Beginning of period                                                     $9.57              $6.79               $7.12
    End of period                                                           $8.00              $9.57               $6.79
  Accumulation units outstanding
  at the end of period                                                       943                947                 920

JNL/AIM Large Cap Growth Division118

  Accumulation unit value:
    Beginning of period                                                    $10.16              $7.98              $10.17
    End of period                                                          $10.94              $10.16              $7.98
  Accumulation units outstanding
  at the end of period                                                      9,888              4,846               5,578






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Small Cap Growth Division227

  Accumulation unit value:
    Beginning of period                                                    $11.15              $8.23               $8.44
    End of period                                                          $11.67              $11.15              $8.23
  Accumulation units outstanding
  at the end of period                                                     15,862              15,016              5,812

JNL/AIM Premier Equity II Division227

  Accumulation unit value:
    Beginning of period                                                     $9.29              $7.74               $8.02
    End of period                                                           $9.07              $9.29               $7.74
  Accumulation units outstanding
  at the end of period                                                        -                7,546               5,956

JNL/Select Value Division241

  Accumulation unit value:
    Beginning of period                                                    $14.40              $10.91             $11.23
    End of period                                                          $16.19              $14.40             $10.91
  Accumulation units outstanding
  at the end of period                                                      1,985              1,956               1,135

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division730

  Accumulation unit value:
    Beginning of period                                                    $10.97               N/A                 N/A
    End of period                                                          $11.06               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,006               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Growth Division118

  Accumulation unit value:
    Beginning of period                                                    $11.21              $9.72              $10.77
    End of period                                                          $12.03              $11.21              $9.72
  Accumulation units outstanding
  at the end of period                                                     126,132             60,378             10,828

JNL/S&P Managed Growth Division117

  Accumulation unit value:
    Beginning of period                                                    $11.29              $9.47              $10.96
    End of period                                                          $12.32              $11.29              $9.47
  Accumulation units outstanding
  at the end of period                                                     107,639             70,104             10,063

JNL/S&P Managed Aggressive Growth Division118

  Accumulation unit value:
    Beginning of period                                                    $10.97              $8.84              $10.88
    End of period                                                          $12.10              $10.97              $8.84
  Accumulation units outstanding
  at the end of period                                                     53,387              16,363             12,660

JNL/S&P Very Aggressive Growth Division I320

  Accumulation unit value:
    Beginning of period                                                    $10.58              $8.52                N/A
    End of period                                                          $10.78              $10.58               N/A
  Accumulation units outstanding
  at the end of period                                                        -                18,052               N/A

JNL/S&P Equity Growth Division I118

  Accumulation unit value:
    Beginning of period                                                     $9.88              $7.79              $10.03
    End of period                                                          $10.02              $9.88               $7.79
  Accumulation units outstanding
  at the end of period                                                        -                 697                5,161






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Equity Aggressive Growth Division I117

  Accumulation unit value:
    Beginning of period                                                    $10.11              $7.94              $10.14
    End of period                                                          $10.28              $10.11              $7.94
  Accumulation units outstanding
  at the end of period                                                        -                1,951                642

JNL/S&P Core Index 50 Division558

  Accumulation unit value:
    Beginning of period                                                    $10.06               N/A                 N/A
    End of period                                                          $10.00               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Core Index 100 Division118

  Accumulation unit value:
    Beginning of period                                                    $10.15              $8.49               $9.85
    End of period                                                          $10.29              $10.15              $8.49
  Accumulation units outstanding
  at the end of period                                                        -                 278                 978

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division685

  Accumulation unit value:
    Beginning of period                                                     $9.97               N/A                 N/A
    End of period                                                          $10.30               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       194                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.10% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
4% ROLL-UP DEATH BENEFIT AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED
  MINIMUM WITHDRAWAL BENEFIT
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  EARNINGSMAX
20% ADDITIONAL FREE WITHDRAWAL AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND
  GUARANTEED MINIMUM WITHDRAWAL BENEFIT
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND FIVE YEAR
  WITHDRAWAL CHARGE PERIOD
EARNINGSMAX AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED
  MINIMUM WITHDRAWAL BENEFIT
GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH AND THREE YEAR WITHDRAWAL CHARGE
  PERIOD
20% ADDITIONAL FREE WITHDRAWAL AND 4% ROLL-UP DEATH BENEFIT AND GUARANTEED
  MINIMUM WITHDRAWAL BENEFIT
NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND THREE YEAR WITHDRAWAL CHARGE
  PERIOD
5% ROLL-UP DEATH BENEFIT AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH
20% ADDITIONAL FREE WITHDRAWAL AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND
  HIGHEST ANNIVERSARY VALUE DEATH BENEFIT
GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH AND HIGHEST ANNIVERSARY VALUE
  DEATH BENEFIT
5% ROLL-UP DEATH BENEFIT AND NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND THREE
  YEAR WITHDRAWAL CHARGE PERIOD
20% ADDITIONAL FREE WITHDRAWAL AND COMBINATION 5% ROLL-UP AND HIGHEST
  ANNIVERSARY VALUE DEATH BENEFIT
20% ADDITIONAL FREE WITHDRAWAL AND EARNINGSMAX AND HIGHEST ANNIVERSARY
  VALUE DEATH BENEFIT

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division94

  Accumulation unit value:
    Beginning of period                                                    $22.32              $16.83             $22.04
    End of period                                                          $24.41              $22.32             $16.83
  Accumulation units outstanding
  at the end of period                                                     15,626                -                   -

JNL/FMR Capital Growth Division52

  Accumulation unit value:
    Beginning of period                                                    $17.00              $12.80             $16.42
    End of period                                                          $19.64              $17.00             $12.80
  Accumulation units outstanding
  at the end of period                                                       320                 -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Global Growth Division710

  Accumulation unit value:
    Beginning of period                                                    $21.08               N/A                 N/A
    End of period                                                          $21.70               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       59                 N/A                 N/A

JNL/Alger Growth Division114

  Accumulation unit value:
    Beginning of period                                                    $15.91              $12.01             $16.23
    End of period                                                          $16.36              $15.91             $12.01
  Accumulation units outstanding
  at the end of period                                                      1,318                -                   -

JNL/Eagle Core Equity Division72

  Accumulation unit value:
    Beginning of period                                                    $15.58              $12.77             $16.88
    End of period                                                          $16.22              $15.58             $12.77
  Accumulation units outstanding
  at the end of period                                                      3,192               991                  -

JNL/Eagle SmallCap Equity Division78

  Accumulation unit value:
    Beginning of period                                                    $15.88              $11.58             $16.13
    End of period                                                          $18.47              $15.88             $11.58
  Accumulation units outstanding
  at the end of period                                                      2,271                -                   -

JNL/Select Balanced Division78

  Accumulation unit value:
    Beginning of period                                                    $19.83              $16.65             $17.97
    End of period                                                          $21.53              $19.83             $16.65
  Accumulation units outstanding
  at the end of period                                                      2,647               673                  -

JNL/Putnam Equity Division731

  Accumulation unit value:
    Beginning of period                                                    $18.80               N/A                 N/A
    End of period                                                          $18.88               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       204                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/PPM America High Yield Bond Division96

  Accumulation unit value:
    Beginning of period                                                    $14.68              $12.58             $12.67
    End of period                                                          $15.10              $14.68             $12.58
  Accumulation units outstanding
  at the end of period                                                        -                 856                  -

JNL/Select Money Market Division293

  Accumulation unit value:
    Beginning of period                                                    $11.60              $11.74               N/A
    End of period                                                          $11.46              $11.60               N/A
  Accumulation units outstanding
  at the end of period                                                      4,081                36                 N/A

JNL/Putnam Value Equity Division94

  Accumulation unit value:
    Beginning of period                                                    $17.25              $14.14             $17.43
    End of period                                                          $18.54              $17.25             $14.14
  Accumulation units outstanding
  at the end of period                                                       409                 -                   -

JNL/Salomon Brothers Strategic Bond Division114

  Accumulation unit value:
    Beginning of period                                                    $16.64              $14.96             $14.41
    End of period                                                          $17.42              $16.64             $14.96
  Accumulation units outstanding
  at the end of period                                                      7,704              1,219                 -

JNL/Salomon Brothers U.S. Government & Quality Bond Division72

  Accumulation unit value:
    Beginning of period                                                    $14.32              $14.46             $13.18
    End of period                                                          $14.57              $14.32             $14.46
  Accumulation units outstanding
  at the end of period                                                      8,581              3,568                 -

JNL/T. Rowe Price Established Growth Division72

  Accumulation unit value:
    Beginning of period                                                    $22.40              $17.53             $23.01
    End of period                                                          $24.11              $22.40             $17.53
  Accumulation units outstanding
  at the end of period                                                      2,385               445                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/JPMorgan International Equity Division353

  Accumulation unit value:
    Beginning of period                                                    $11.06              $9.62                N/A
    End of period                                                          $12.60              $11.06               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/T. Rowe Price Mid-Cap Growth Division52

  Accumulation unit value:
    Beginning of period                                                    $27.08              $19.95             $24.67
    End of period                                                          $31.29              $27.08             $19.95
  Accumulation units outstanding
  at the end of period                                                     12,415              2,880                 -

JNL/Alliance Capital Growth Division353

  Accumulation unit value:
    Beginning of period                                                     $9.09              $8.38                N/A
    End of period                                                           $9.47              $9.09                N/A
  Accumulation units outstanding
  at the end of period                                                       406                 -                  N/A

JNL/JPMorgan International Value Division470

  Accumulation unit value:
    Beginning of period                                                     $8.31              $7.86                N/A
    End of period                                                           $9.98              $8.31                N/A
  Accumulation units outstanding
  at the end of period                                                     53,013               194                 N/A

JNL/PIMCO Total Return Bond Division114

  Accumulation unit value:
    Beginning of period                                                    $13.02              $12.69             $12.06
    End of period                                                          $13.32              $13.02             $12.69
  Accumulation units outstanding
  at the end of period                                                     25,395              2,459                 -

JNL/Lazard Small Cap Value Division118

  Accumulation unit value:
    Beginning of period                                                    $12.34              $9.08              $11.90
    End of period                                                          $13.94              $12.34              $9.08
  Accumulation units outstanding
  at the end of period                                                     15,117                63                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Lazard Mid Cap Value Division96

  Accumulation unit value:
    Beginning of period                                                    $13.46              $10.66             $13.19
    End of period                                                          $16.44              $13.46             $10.66
  Accumulation units outstanding
  at the end of period                                                      8,701                76                  -

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $12.14               N/A                 N/A
    End of period                                                          $12.47               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     16,438               N/A                 N/A

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division187

  Accumulation unit value:
    Beginning of period                                                     $7.34              $5.81               $5.93
    End of period                                                           $8.00              $7.34               $5.81
  Accumulation units outstanding
  at the end of period                                                     14,730               216                  -

JNL/MCM The DowSM 10 Division187

  Accumulation unit value:
    Beginning of period                                                     $9.20              $7.47               $7.17
    End of period                                                           $9.27              $9.20               $7.47
  Accumulation units outstanding
  at the end of period                                                     114,712             1,364                 -

JNL/MCM The S&P(R) 10 Division187

  Accumulation unit value:
    Beginning of period                                                     $8.35              $7.17               $8.49
    End of period                                                           $9.62              $8.35               $7.17
  Accumulation units outstanding
  at the end of period                                                     113,139              189                  -

JNL/MCM Global 15 Division419

  Accumulation unit value:
    Beginning of period                                                     $9.06              $8.45                N/A
    End of period                                                          $11.37              $9.06                N/A
  Accumulation units outstanding
  at the end of period                                                     107,439              172                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM 25 Division187

  Accumulation unit value:
    Beginning of period                                                     $9.68              $7.44               $7.92
    End of period                                                          $11.56              $9.68               $7.44
  Accumulation units outstanding
  at the end of period                                                     92,927               166                  -

JNL/MCM Select Small-Cap Division187

  Accumulation unit value:
    Beginning of period                                                    $16.12              $11.12             $10.95
    End of period                                                          $17.78              $16.12             $11.12
  Accumulation units outstanding
  at the end of period                                                     52,158                95                  -

JNL/MCM Technology Sector Division589

  Accumulation unit value:
    Beginning of period                                                     $5.35               N/A                 N/A
    End of period                                                           $5.52               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     16,480               N/A                 N/A

JNL/MCM Healthcare Sector Division589

  Accumulation unit value:
    Beginning of period                                                    $10.48               N/A                 N/A
    End of period                                                          $10.40               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      9,114               N/A                 N/A

JNL/MCM Financial Sector Division624

  Accumulation unit value:
    Beginning of period                                                    $10.38               N/A                 N/A
    End of period                                                          $11.70               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,817               N/A                 N/A

JNL/MCM Oil & Gas Sector Division656

  Accumulation unit value:
    Beginning of period                                                    $15.14               N/A                 N/A
    End of period                                                          $16.79               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,959               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Consumer Brands Sector Division697

  Accumulation unit value:
    Beginning of period                                                     $9.78               N/A                 N/A
    End of period                                                          $10.51               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,343               N/A                 N/A

JNL/MCM Communications Sector Division603

  Accumulation unit value:
    Beginning of period                                                     $3.92               N/A                 N/A
    End of period                                                           $4.39               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     12,514               N/A                 N/A

JNL/Putnam Midcap Growth Division96

  Accumulation unit value:
    Beginning of period                                                     $6.33              $4.83               $6.70
    End of period                                                           $7.35              $6.33               $4.83
  Accumulation units outstanding
  at the end of period                                                      2,011               837                  -

JNL/FMR Balanced Division114

  Accumulation unit value:
    Beginning of period                                                     $9.21              $8.27               $8.95
    End of period                                                           $9.87              $9.21               $8.27
  Accumulation units outstanding
  at the end of period                                                      5,567               984                  -

JNL/T. Rowe Price Value Division114

  Accumulation unit value:
    Beginning of period                                                    $11.34              $8.92              $11.08
    End of period                                                          $12.79              $11.34              $8.92
  Accumulation units outstanding
  at the end of period                                                     40,464              1,026                 -

JNL/MCM S&P 500 Index Division57

  Accumulation unit value:
    Beginning of period                                                     $9.55              $7.63               $9.49
    End of period                                                          $10.30              $9.55               $7.63
  Accumulation units outstanding
  at the end of period                                                     67,249              12,394                -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM S&P 400 MidCap Index Division57

  Accumulation unit value:
    Beginning of period                                                    $11.10              $8.43               $9.78
    End of period                                                          $12.58              $11.10              $8.43
  Accumulation units outstanding
  at the end of period                                                     37,930              2,307                 -

JNL/MCM Small Cap Index Division57

  Accumulation unit value:
    Beginning of period                                                    $11.22              $7.86               $9.52
    End of period                                                          $12.90              $11.22              $7.86
  Accumulation units outstanding
  at the end of period                                                     29,121               683                  -

JNL/MCM International Index Division293

  Accumulation unit value:
    Beginning of period                                                    $11.39              $8.09                N/A
    End of period                                                          $13.33              $11.39               N/A
  Accumulation units outstanding
  at the end of period                                                     37,799              2,042                N/A

JNL/MCM Bond Index Division293

  Accumulation unit value:
    Beginning of period                                                    $10.73              $10.58               N/A
    End of period                                                          $10.89              $10.73               N/A
  Accumulation units outstanding
  at the end of period                                                     41,775              6,487                N/A

JNL/Oppenheimer Global Growth Division114

  Accumulation unit value:
    Beginning of period                                                     $9.57              $6.95               $8.97
    End of period                                                          $11.05              $9.57               $6.95
  Accumulation units outstanding
  at the end of period                                                      7,586               109                  -

JNL/Oppenheimer Growth Division552

  Accumulation unit value:
    Beginning of period                                                     $8.04               N/A                 N/A
    End of period                                                           $7.99               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,761               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Large Cap Growth Division52

  Accumulation unit value:
    Beginning of period                                                    $10.16              $7.98              $10.57
    End of period                                                          $10.94              $10.16              $7.98
  Accumulation units outstanding
  at the end of period                                                      3,664                80                  -

JNL/AIM Small Cap Growth Division470

  Accumulation unit value:
    Beginning of period                                                    $11.15              $10.87               N/A
    End of period                                                          $11.67              $11.15               N/A
  Accumulation units outstanding
  at the end of period                                                      1,526               119                 N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division521

  Accumulation unit value:
    Beginning of period                                                    $14.78               N/A                 N/A
    End of period                                                          $16.19               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,527               N/A                 N/A

JNL/MCM Nasdaq 15 Division715

  Accumulation unit value:
    Beginning of period                                                    $10.46               N/A                 N/A
    End of period                                                          $10.82               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,014               N/A                 N/A

JNL/MCM Value Line 25 Division704

  Accumulation unit value:
    Beginning of period                                                    $10.70               N/A                 N/A
    End of period                                                          $11.41               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     10,467               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM VIP Division682

  Accumulation unit value:
    Beginning of period                                                     $9.80               N/A                 N/A
    End of period                                                          $11.06               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     11,222               N/A                 N/A

JNL/MCM JNL 5 Division682

  Accumulation unit value:
    Beginning of period                                                     $9.77               N/A                 N/A
    End of period                                                          $10.89               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     102,259              N/A                 N/A

JNL/S&P Managed Moderate Growth Division215

  Accumulation unit value:
    Beginning of period                                                    $11.21              $9.72               $9.63
    End of period                                                          $12.03              $11.21              $9.72
  Accumulation units outstanding
  at the end of period                                                     182,488             14,345                -

JNL/S&P Managed Growth Division151

  Accumulation unit value:
    Beginning of period                                                    $11.29              $9.47               $9.73
    End of period                                                          $12.32              $11.29              $9.47
  Accumulation units outstanding
  at the end of period                                                     111,873             10,049                -

JNL/S&P Managed Aggressive Growth Division95

  Accumulation unit value:
    Beginning of period                                                    $10.97              $8.83              $11.08
    End of period                                                          $12.10              $10.97              $8.83
  Accumulation units outstanding
  at the end of period                                                     29,947               936                  -

JNL/S&P Very Aggressive Growth Division I311

  Accumulation unit value:
    Beginning of period                                                    $10.58              $8.29                N/A
    End of period                                                          $10.77              $10.58               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Equity Growth Division I151

  Accumulation unit value:
    Beginning of period                                                     $9.88              $7.79               $8.28
    End of period                                                          $10.02              $9.88               $7.79
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Equity Aggressive Growth Division I474

  Accumulation unit value:
    Beginning of period                                                    $10.10              $9.79                N/A
    End of period                                                          $10.27              $10.10               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  51                 N/A

JNL/S&P Core Index 50 Division472

  Accumulation unit value:
    Beginning of period                                                     $9.85              $9.39                N/A
    End of period                                                          $10.00              $9.85                N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/S&P Core Index 100 Division52

  Accumulation unit value:
    Beginning of period                                                    $10.15              $8.49               $9.79
    End of period                                                          $10.28              $10.15              $8.49
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division686

  Accumulation unit value:
    Beginning of period                                                     $9.94               N/A                 N/A
    End of period                                                          $10.30               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,019               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Division686

  Accumulation unit value:
    Beginning of period                                                     $9.87               N/A                 N/A
    End of period                                                          $10.49               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     93,266               N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.11% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND PREMIUM CREDIT 4%
COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM
  CREDIT 4%
EARNINGSMAX AND PREMIUM CREDIT 4%
$1 MILLION PREMIUM ADMINISTRATIVE FEE WAIVER AND EARNINGSMAX AND HIGHEST
  ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM CREDIT 4%
NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 4%
GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 4%
$1 MILLION PREMIUM ADMINISTRATIVE FEE WAIVER AND 5% ROLL-UP DEATH BENEFIT AND
  PREMIUM CREDIT 4%
4% ROLL-UP DEATH BENEFIT AND PREMIUM CREDIT 4%
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND PREMIUM CREDIT 4%
$1 MILLION PREMIUM ADMINISTRATIVE FEE WAIVER AND PREMIUM CREDIT 4% AND THREE
  YEAR WITHDRAWAL CHARGE PERIOD

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division417

  Accumulation unit value:
    Beginning of period                                                    $22.31              $20.30               N/A
    End of period                                                          $24.39              $22.31               N/A
  Accumulation units outstanding
  at the end of period                                                      3,889               423                 N/A

JNL/FMR Capital Growth Division446

  Accumulation unit value:
    Beginning of period                                                    $16.98              $16.59               N/A
    End of period                                                          $19.62              $16.98               N/A
  Accumulation units outstanding
  at the end of period                                                      2,243               436                 N/A

JNL/Select Global Growth Division631

  Accumulation unit value:
    Beginning of period                                                    $18.69               N/A                 N/A
    End of period                                                          $21.68               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       116                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alger Growth Division397

  Accumulation unit value:
    Beginning of period                                                    $15.90              $14.29               N/A
    End of period                                                          $16.35              $15.90               N/A
  Accumulation units outstanding
  at the end of period                                                      7,364              1,907                N/A

JNL/Eagle Core Equity Division402

  Accumulation unit value:
    Beginning of period                                                    $15.57              $14.50               N/A
    End of period                                                          $16.21              $15.57               N/A
  Accumulation units outstanding
  at the end of period                                                      9,717               636                 N/A

JNL/Eagle SmallCap Equity Division441

  Accumulation unit value:
    Beginning of period                                                    $15.86              $15.05               N/A
    End of period                                                          $18.45              $15.86               N/A
  Accumulation units outstanding
  at the end of period                                                      8,314              1,644                N/A

JNL/Select Balanced Division402

  Accumulation unit value:
    Beginning of period                                                    $19.81              $18.39               N/A
    End of period                                                          $21.51              $19.81               N/A
  Accumulation units outstanding
  at the end of period                                                     21,235              2,653                N/A

JNL/Putnam Equity Division419

  Accumulation unit value:
    Beginning of period                                                    $17.04              $15.33               N/A
    End of period                                                          $18.86              $17.04               N/A
  Accumulation units outstanding
  at the end of period                                                      7,349               301                 N/A

JNL/PPM America High Yield Bond Division402

  Accumulation unit value:
    Beginning of period                                                    $14.58              $13.75               N/A
    End of period                                                          $15.00              $14.58               N/A
  Accumulation units outstanding
  at the end of period                                                        -                2,129                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Money Market Division526

  Accumulation unit value:
    Beginning of period                                                    $11.55               N/A                 N/A
    End of period                                                          $11.43               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     12,092               N/A                 N/A

JNL/Putnam Value Equity Division402

  Accumulation unit value:
    Beginning of period                                                    $17.23              $15.90               N/A
    End of period                                                          $18.52              $17.23               N/A
  Accumulation units outstanding
  at the end of period                                                      1,710               163                 N/A

JNL/Salomon Brothers Strategic Bond Division402

  Accumulation unit value:
    Beginning of period                                                    $16.62              $15.88               N/A
    End of period                                                          $17.40              $16.62               N/A
  Accumulation units outstanding
  at the end of period                                                      9,712              2,287                N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division402

  Accumulation unit value:
    Beginning of period                                                    $14.31              $13.96               N/A
    End of period                                                          $14.55              $14.31               N/A
  Accumulation units outstanding
  at the end of period                                                      5,823               196                 N/A

JNL/T. Rowe Price Established Growth Division397

  Accumulation unit value:
    Beginning of period                                                    $22.38              $20.12               N/A
    End of period                                                          $24.08              $22.38               N/A
  Accumulation units outstanding
  at the end of period                                                     11,831              1,649                N/A

JNL/JPMorgan International Equity Division417

  Accumulation unit value:
    Beginning of period                                                    $11.05              $9.82                N/A
    End of period                                                          $12.59              $11.05               N/A
  Accumulation units outstanding
  at the end of period                                                      1,617               185                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/T. Rowe Price Mid-Cap Growth Division417

  Accumulation unit value:
    Beginning of period                                                    $27.05              $24.73               N/A
    End of period                                                          $31.26              $27.05               N/A
  Accumulation units outstanding
  at the end of period                                                     11,816               945                 N/A

JNL/Alliance Capital Growth Division397

  Accumulation unit value:
    Beginning of period                                                     $9.09              $8.45                N/A
    End of period                                                           $9.46              $9.09                N/A
  Accumulation units outstanding
  at the end of period                                                      4,009              2,460                N/A

JNL/JPMorgan International Value Division397

  Accumulation unit value:
    Beginning of period                                                     $8.31              $6.95                N/A
    End of period                                                           $9.97              $8.31                N/A
  Accumulation units outstanding
  at the end of period                                                     18,691              3,318                N/A

JNL/PIMCO Total Return Bond Division402

  Accumulation unit value:
    Beginning of period                                                    $13.01              $12.64               N/A
    End of period                                                          $13.31              $13.01               N/A
  Accumulation units outstanding
  at the end of period                                                     36,814              3,516                N/A

JNL/Lazard Small Cap Value Division417

  Accumulation unit value:
    Beginning of period                                                    $12.34              $11.15               N/A
    End of period                                                          $13.94              $12.34               N/A
  Accumulation units outstanding
  at the end of period                                                     24,299              2,665                N/A

JNL/Lazard Mid Cap Value Division402

  Accumulation unit value:
    Beginning of period                                                    $13.45              $12.59               N/A
    End of period                                                          $16.43              $13.45               N/A
  Accumulation units outstanding
  at the end of period                                                     26,677              4,316                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $12.13               N/A                 N/A
    End of period                                                          $12.46               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     102,019              N/A                 N/A

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division451

  Accumulation unit value:
    Beginning of period                                                     $7.34              $6.88                N/A
    End of period                                                           $8.00              $7.34                N/A
  Accumulation units outstanding
  at the end of period                                                     46,467               937                 N/A

JNL/MCM The DowSM 10 Division446

  Accumulation unit value:
    Beginning of period                                                     $9.20              $8.32                N/A
    End of period                                                           $9.26              $9.20                N/A
  Accumulation units outstanding
  at the end of period                                                     109,344             6,128                N/A

JNL/MCM The S&P(R) 10 Division402

  Accumulation unit value:
    Beginning of period                                                     $8.34              $7.73                N/A
    End of period                                                           $9.61              $8.34                N/A
  Accumulation units outstanding
  at the end of period                                                     86,842              6,070                N/A

JNL/MCM Global 15 Division447

  Accumulation unit value:
    Beginning of period                                                     $9.06              $8.85                N/A
    End of period                                                          $11.36              $9.06                N/A
  Accumulation units outstanding
  at the end of period                                                     74,484              7,982                N/A

JNL/MCM 25 Division447

  Accumulation unit value:
    Beginning of period                                                     $9.68              $8.71                N/A
    End of period                                                          $11.55              $9.68                N/A
  Accumulation units outstanding
  at the end of period                                                     79,152              6,253                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Select Small-Cap Division433

  Accumulation unit value:
    Beginning of period                                                    $16.12              $15.24               N/A
    End of period                                                          $17.77              $16.12               N/A
  Accumulation units outstanding
  at the end of period                                                     44,975              4,083                N/A

JNL/MCM Technology Sector Division494

  Accumulation unit value:
    Beginning of period                                                     $5.90               N/A                 N/A
    End of period                                                           $5.52               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     16,460               N/A                 N/A

JNL/MCM Healthcare Sector Division494

  Accumulation unit value:
    Beginning of period                                                    $10.29               N/A                 N/A
    End of period                                                          $10.39               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     16,962               N/A                 N/A

JNL/MCM Financial Sector Division494

  Accumulation unit value:
    Beginning of period                                                    $10.53               N/A                 N/A
    End of period                                                          $11.69               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,160               N/A                 N/A

JNL/MCM Oil & Gas Sector Division494

  Accumulation unit value:
    Beginning of period                                                    $13.01               N/A                 N/A
    End of period                                                          $16.78               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      9,603               N/A                 N/A

JNL/MCM Consumer Brands Sector Division494

  Accumulation unit value:
    Beginning of period                                                     $9.72               N/A                 N/A
    End of period                                                          $10.50               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,522               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division494

  Accumulation unit value:
    Beginning of period                                                     $3.98               N/A                 N/A
    End of period                                                           $4.39               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,705               N/A                 N/A

JNL/Putnam Midcap Growth Division597

  Accumulation unit value:
    Beginning of period                                                     $6.61               N/A                 N/A
    End of period                                                           $7.33               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       612                N/A                 N/A

JNL/FMR Balanced Division402

  Accumulation unit value:
    Beginning of period                                                     $9.21              $8.70                N/A
    End of period                                                           $9.86              $9.21                N/A
  Accumulation units outstanding
  at the end of period                                                     19,293              2,844                N/A

JNL/T. Rowe Price Value Division402

  Accumulation unit value:
    Beginning of period                                                    $11.34              $10.29               N/A
    End of period                                                          $12.79              $11.34               N/A
  Accumulation units outstanding
  at the end of period                                                     41,279              2,721                N/A

JNL/MCM S&P 500 Index Division397

  Accumulation unit value:
    Beginning of period                                                     $9.55              $8.56                N/A
    End of period                                                          $10.29              $9.55                N/A
  Accumulation units outstanding
  at the end of period                                                     346,302             18,825               N/A

JNL/MCM S&P 400 MidCap Index Division447

  Accumulation unit value:
    Beginning of period                                                    $11.11              $10.71               N/A
    End of period                                                          $12.59              $11.11               N/A
  Accumulation units outstanding
  at the end of period                                                     119,605             14,782               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Small Cap Index Division447

  Accumulation unit value:
    Beginning of period                                                    $11.23              $10.89               N/A
    End of period                                                          $12.91              $11.23               N/A
  Accumulation units outstanding
  at the end of period                                                     111,943             14,700               N/A

JNL/MCM International Index Division447

  Accumulation unit value:
    Beginning of period                                                    $11.38              $10.47               N/A
    End of period                                                          $13.32              $11.38               N/A
  Accumulation units outstanding
  at the end of period                                                     114,210             16,223               N/A

JNL/MCM Bond Index Division470

  Accumulation unit value:
    Beginning of period                                                    $10.72              $10.68               N/A
    End of period                                                          $10.88              $10.72               N/A
  Accumulation units outstanding
  at the end of period                                                     138,741             12,285               N/A

JNL/Oppenheimer Global Growth Division397

  Accumulation unit value:
    Beginning of period                                                     $9.57              $8.05                N/A
    End of period                                                          $11.05              $9.57                N/A
  Accumulation units outstanding
  at the end of period                                                     24,818              2,369                N/A

JNL/Oppenheimer Growth Division559

  Accumulation unit value:
    Beginning of period                                                     $7.96               N/A                 N/A
    End of period                                                           $7.99               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       106                N/A                 N/A

JNL/AIM Large Cap Growth Division402

  Accumulation unit value:
    Beginning of period                                                    $10.15              $9.54                N/A
    End of period                                                          $10.94              $10.15               N/A
  Accumulation units outstanding
  at the end of period                                                     27,259              3,254                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Small Cap Growth Division417

  Accumulation unit value:
    Beginning of period                                                    $11.15              $10.50               N/A
    End of period                                                          $11.66              $11.15               N/A
  Accumulation units outstanding
  at the end of period                                                      8,917               663                 N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division402

  Accumulation unit value:
    Beginning of period                                                    $14.40              $12.98               N/A
    End of period                                                          $16.18              $14.40               N/A
  Accumulation units outstanding
  at the end of period                                                     13,125               200                 N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division692

  Accumulation unit value:
    Beginning of period                                                    $10.01               N/A                 N/A
    End of period                                                          $11.41               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,693               N/A                 N/A

JNL/MCM VIP Division692

  Accumulation unit value:
    Beginning of period                                                    $10.04               N/A                 N/A
    End of period                                                          $11.06               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     10,479               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM JNL 5 Division688

  Accumulation unit value:
    Beginning of period                                                     $9.68               N/A                 N/A
    End of period                                                          $10.89               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     133,912              N/A                 N/A

JNL/S&P Managed Moderate Growth Division473

  Accumulation unit value:
    Beginning of period                                                    $11.20              $10.94               N/A
    End of period                                                          $12.02              $11.20               N/A
  Accumulation units outstanding
  at the end of period                                                     79,534              14,170               N/A

JNL/S&P Managed Growth Division438

  Accumulation unit value:
    Beginning of period                                                    $11.28              $10.64               N/A
    End of period                                                          $12.31              $11.28               N/A
  Accumulation units outstanding
  at the end of period                                                     144,542             46,634               N/A

JNL/S&P Managed Aggressive Growth Division438

  Accumulation unit value:
    Beginning of period                                                    $10.96              $10.25               N/A
    End of period                                                          $12.09              $10.96               N/A
  Accumulation units outstanding
  at the end of period                                                     58,226              3,703                N/A

JNL/S&P Very Aggressive Growth Division I473

  Accumulation unit value:
    Beginning of period                                                    $10.57              $10.20               N/A
    End of period                                                          $10.77              $10.57               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 888                 N/A

JNL/S&P Equity Growth Division I397

  Accumulation unit value:
    Beginning of period                                                     $9.88              $8.87                N/A
    End of period                                                          $10.01              $9.88                N/A
  Accumulation units outstanding
  at the end of period                                                        -                6,659                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Equity Aggressive Growth Division I540

  Accumulation unit value:
    Beginning of period                                                    $10.16               N/A                 N/A
    End of period                                                          $10.27               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Core Index 50 Division608

  Accumulation unit value:
    Beginning of period                                                    $10.05               N/A                 N/A
    End of period                                                           $9.99               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Core Index 100 Division489

  Accumulation unit value:
    Beginning of period                                                    $10.24               N/A                 N/A
    End of period                                                          $10.28               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Core Index 75 Division546

  Accumulation unit value:
    Beginning of period                                                    $10.16               N/A                 N/A
    End of period                                                          $10.17               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Managed Conservative Division711

  Accumulation unit value:
    Beginning of period                                                    $10.17               N/A                 N/A
    End of period                                                          $10.30               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       249                N/A                 N/A

JNL/S&P Managed Moderate Division699

  Accumulation unit value:
    Beginning of period                                                    $10.18               N/A                 N/A
    End of period                                                          $10.49               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,640               N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.12% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
 COMBINED DEATH BENEFIT AND EARNINGSMAX AND PREMIUM CREDIT 3%
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM
  CREDIT 3%
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND HIGHEST ANNIVERSARY VALUE DEATH
  BENEFIT AND PREMIUM CREDIT 3%
5% ROLL-UP DEATH BENEFIT AND PREMIUM CREDIT 3%
PREMIUM CREDIT 3% AND THREE YEAR WITHDRAWAL CHARGE PERIOD

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division123

  Accumulation unit value:
    Beginning of period                                                    $22.29              $16.80             $20.73
    End of period                                                          $24.36              $22.29             $16.80
  Accumulation units outstanding
  at the end of period                                                       316                321                 321

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division123

  Accumulation unit value:
    Beginning of period                                                    $15.88              $11.99             $16.04
    End of period                                                          $16.33              $15.88             $11.99
  Accumulation units outstanding
  at the end of period                                                      2,622               415                 415






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division123

  Accumulation unit value:
    Beginning of period                                                    $15.56              $12.76             $15.72
    End of period                                                          $16.19              $15.56             $12.76
  Accumulation units outstanding
  at the end of period                                                      1,877              1,050               1,053

JNL/Eagle SmallCap Equity Division137

  Accumulation unit value:
    Beginning of period                                                    $15.85              $11.57             $13.91
    End of period                                                          $18.44              $15.85             $11.57
  Accumulation units outstanding
  at the end of period                                                      1,846              1,059                361

JNL/Select Balanced Division123

  Accumulation unit value:
    Beginning of period                                                    $19.79              $16.63             $18.04
    End of period                                                          $21.48              $19.79             $16.63
  Accumulation units outstanding
  at the end of period                                                      1,515              1,154                369

JNL/Putnam Equity Division624

  Accumulation unit value:
    Beginning of period                                                    $16.75               N/A                 N/A
    End of period                                                          $18.84               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/PPM America High Yield Bond Division137

  Accumulation unit value:
    Beginning of period                                                    $14.57              $12.54             $12.49
    End of period                                                          $14.98              $14.57             $12.54
  Accumulation units outstanding
  at the end of period                                                        -                2,264               1,036

JNL/Select Money Market Division441

  Accumulation unit value:
    Beginning of period                                                    $11.57              $11.60               N/A
    End of period                                                          $11.41              $11.57               N/A
  Accumulation units outstanding
  at the end of period                                                      8,166                -                  N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division123

  Accumulation unit value:
    Beginning of period                                                    $17.21              $14.12             $16.13
    End of period                                                          $18.50              $17.21             $14.12
  Accumulation units outstanding
  at the end of period                                                      1,767              1,774                871

JNL/Salomon Brothers Strategic Bond Division491

  Accumulation unit value:
    Beginning of period                                                    $16.74               N/A                 N/A
    End of period                                                          $17.38               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       727                N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division491

  Accumulation unit value:
    Beginning of period                                                    $14.33               N/A                 N/A
    End of period                                                          $14.53               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,998               N/A                 N/A

JNL/T. Rowe Price Established Growth Division123

  Accumulation unit value:
    Beginning of period                                                    $22.36              $17.50             $21.21
    End of period                                                          $24.06              $22.36             $17.50
  Accumulation units outstanding
  at the end of period                                                      2,217               476                 314

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division123

  Accumulation unit value:
    Beginning of period                                                    $27.03              $19.92             $25.22
    End of period                                                          $31.23              $27.03             $19.92
  Accumulation units outstanding
  at the end of period                                                       859                603                 470






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division424

  Accumulation unit value:
    Beginning of period                                                     $9.08              $8.75                N/A
    End of period                                                           $9.45              $9.08                N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/JPMorgan International Value Division434

  Accumulation unit value:
    Beginning of period                                                     $8.30              $7.62                N/A
    End of period                                                           $9.96              $8.30                N/A
  Accumulation units outstanding
  at the end of period                                                      1,925              1,933                N/A

JNL/PIMCO Total Return Bond Division137

  Accumulation unit value:
    Beginning of period                                                    $13.00              $12.68             $12.19
    End of period                                                          $13.30              $13.00             $12.68
  Accumulation units outstanding
  at the end of period                                                      8,476              7,354               1,349

JNL/Lazard Small Cap Value Division123

  Accumulation unit value:
    Beginning of period                                                    $12.33              $9.07              $11.57
    End of period                                                          $13.93              $12.33              $9.07
  Accumulation units outstanding
  at the end of period                                                      3,946              1,653               1,017

JNL/Lazard Mid Cap Value Division137

  Accumulation unit value:
    Beginning of period                                                    $13.44              $10.65             $12.24
    End of period                                                          $16.42              $13.44             $10.65
  Accumulation units outstanding
  at the end of period                                                      3,900              2,530                770

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $12.13               N/A                 N/A
    End of period                                                          $12.46               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,084               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division424

  Accumulation unit value:
    Beginning of period                                                     $7.34              $6.73                N/A
    End of period                                                           $7.99              $7.34                N/A
  Accumulation units outstanding
  at the end of period                                                       761                 -                  N/A

JNL/MCM The DowSM 10 Division123

  Accumulation unit value:
    Beginning of period                                                     $9.19              $7.47               $9.11
    End of period                                                           $9.26              $9.19               $7.47
  Accumulation units outstanding
  at the end of period                                                      3,271              2,599               1,300

JNL/MCM The S&P(R) 10 Division594

  Accumulation unit value:
    Beginning of period                                                     $8.40               N/A                 N/A
    End of period                                                           $9.60               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM Global 15 Division482

  Accumulation unit value:
    Beginning of period                                                     $9.06              $8.91                N/A
    End of period                                                          $11.36              $9.06                N/A
  Accumulation units outstanding
  at the end of period                                                      6,615               803                 N/A

JNL/MCM 25 Division536

  Accumulation unit value:
    Beginning of period                                                     $9.63               N/A                 N/A
    End of period                                                          $11.54               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     11,762               N/A                 N/A

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division536

  Accumulation unit value:
    Beginning of period                                                     $5.29               N/A                 N/A
    End of period                                                           $5.52               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division621

  Accumulation unit value:
    Beginning of period                                                    $15.11               N/A                 N/A
    End of period                                                          $16.77               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,280               N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division536

  Accumulation unit value:
    Beginning of period                                                     $3.99               N/A                 N/A
    End of period                                                           $4.39               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division482

  Accumulation unit value:
    Beginning of period                                                     $6.31              $6.25                N/A
    End of period                                                           $7.33              $6.31                N/A
  Accumulation units outstanding
  at the end of period                                                       552                573                 N/A

JNL/FMR Balanced Division434

  Accumulation unit value:
    Beginning of period                                                     $9.20              $8.88                N/A
    End of period                                                           $9.86              $9.20                N/A
  Accumulation units outstanding
  at the end of period                                                      6,407              3,315                N/A

JNL/T. Rowe Price Value Division424

  Accumulation unit value:
    Beginning of period                                                    $11.33              $10.26               N/A
    End of period                                                          $12.78              $11.33               N/A
  Accumulation units outstanding
  at the end of period                                                      7,006              3,822                N/A

JNL/MCM S&P 500 Index Division470

  Accumulation unit value:
    Beginning of period                                                     $9.55              $9.19                N/A
    End of period                                                          $10.29              $9.55                N/A
  Accumulation units outstanding
  at the end of period                                                      6,543              1,711                N/A

JNL/MCM S&P 400 MidCap Index Division123

  Accumulation unit value:
    Beginning of period                                                    $11.11              $8.43              $10.53
    End of period                                                          $12.59              $11.11              $8.43
  Accumulation units outstanding
  at the end of period                                                      2,438              2,080                633

JNL/MCM Small Cap Index Division123

  Accumulation unit value:
    Beginning of period                                                    $11.23              $7.86              $10.18
    End of period                                                          $12.90              $11.23              $7.86
  Accumulation units outstanding
  at the end of period                                                      3,145              2,421                654






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division470

  Accumulation unit value:
    Beginning of period                                                    $11.38              $10.81               N/A
    End of period                                                          $13.31              $11.38               N/A
  Accumulation units outstanding
  at the end of period                                                      2,295              1,770                N/A

JNL/MCM Bond Index Division470

  Accumulation unit value:
    Beginning of period                                                    $10.72              $10.68               N/A
    End of period                                                          $10.88              $10.72               N/A
  Accumulation units outstanding
  at the end of period                                                      1,096               735                 N/A

JNL/Oppenheimer Global Growth Division137

  Accumulation unit value:
    Beginning of period                                                     $9.56              $6.95               $8.30
    End of period                                                          $11.04              $9.56               $6.95
  Accumulation units outstanding
  at the end of period                                                      4,091              1,126               1,131

JNL/Oppenheimer Growth Division493

  Accumulation unit value:
    Beginning of period                                                     $8.02               N/A                 N/A
    End of period                                                           $7.99               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/AIM Large Cap Growth Division424

  Accumulation unit value:
    Beginning of period                                                    $10.15              $9.60                N/A
    End of period                                                          $10.93              $10.15               N/A
  Accumulation units outstanding
  at the end of period                                                      1,346               939                 N/A

JNL/AIM Small Cap Growth Division493

  Accumulation unit value:
    Beginning of period                                                    $11.62               N/A                 N/A
    End of period                                                          $11.66               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division482

  Accumulation unit value:
    Beginning of period                                                    $14.40              $14.17               N/A
    End of period                                                          $16.18              $14.40               N/A
  Accumulation units outstanding
  at the end of period                                                       371                505                 N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division434

  Accumulation unit value:
    Beginning of period                                                    $11.19              $10.75               N/A
    End of period                                                          $12.01              $11.19               N/A
  Accumulation units outstanding
  at the end of period                                                      4,169              1,370                N/A

JNL/S&P Managed Growth Division284

  Accumulation unit value:
    Beginning of period                                                    $11.28              $8.96                N/A
    End of period                                                          $12.30              $11.28               N/A
  Accumulation units outstanding
  at the end of period                                                     14,742              14,742               N/A

JNL/S&P Managed Aggressive Growth Division484

  Accumulation unit value:
    Beginning of period                                                    $10.96              $10.94               N/A
    End of period                                                          $12.08              $10.96               N/A
  Accumulation units outstanding
  at the end of period                                                      2,836              2,839                N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I424

  Accumulation unit value:
    Beginning of period                                                    $10.09              $9.36                N/A
    End of period                                                          $10.26              $10.09               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.145% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
4% ROLL-UP DEATH BENEFIT AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND PREMIUM
  CREDIT 2%
20% ADDITIONAL FREE WITHDRAWAL AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND
  PREMIUM CREDIT 2%
GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND HIGHEST ANNIVERSARY VALUE DEATH
  BENEFIT AND PREMIUM CREDIT 2%
COMBINED DEATH BENEFIT AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM
  CREDIT 2%
20% ADDITIONAL FREE WITHDRAWAL AND 4% ROLL-UP DEATH BENEFIT AND PREMIUM
  CREDIT 2%
EARNINGSMAX AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND PREMIUM CREDIT 2%
20% ADDITIONAL FREE WITHDRAWAL AND EARNINGSMAX AND PREMIUM CREDIT 2% GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH AND PREMIUM CREDIT 2%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division221

  Accumulation unit value:
    Beginning of period                                                    $22.24              $16.77             $18.07
    End of period                                                          $24.31              $22.24             $16.77
  Accumulation units outstanding
  at the end of period                                                      2,359              2,098                993

JNL/FMR Capital Growth Division320

  Accumulation unit value:
    Beginning of period                                                    $16.93              $13.55               N/A
    End of period                                                          $19.55              $16.93               N/A
  Accumulation units outstanding
  at the end of period                                                      6,118              4,301                N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alger Growth Division278

  Accumulation unit value:
    Beginning of period                                                    $15.85              $11.66               N/A
    End of period                                                          $16.30              $15.85               N/A
  Accumulation units outstanding
  at the end of period                                                      3,186              6,850                N/A

JNL/Eagle Core Equity Division278

  Accumulation unit value:
    Beginning of period                                                    $15.53              $12.21               N/A
    End of period                                                          $16.16              $15.53               N/A
  Accumulation units outstanding
  at the end of period                                                      4,722              8,323                N/A

JNL/Eagle SmallCap Equity Division229

  Accumulation unit value:
    Beginning of period                                                    $15.82              $11.55             $11.00
    End of period                                                          $18.40              $15.82             $11.55
  Accumulation units outstanding
  at the end of period                                                     10,215              3,411                171

JNL/Select Balanced Division118

  Accumulation unit value:
    Beginning of period                                                    $19.75              $16.60             $18.11
    End of period                                                          $21.43              $19.75             $16.60
  Accumulation units outstanding
  at the end of period                                                      7,894              6,753               4,362

JNL/Putnam Equity Division118

  Accumulation unit value:
    Beginning of period                                                    $16.99              $13.64             $16.95
    End of period                                                          $18.79              $16.99             $13.64
  Accumulation units outstanding
  at the end of period                                                        -                2,099               2,109

JNL/PPM America High Yield Bond Division148

  Accumulation unit value:
    Beginning of period                                                    $14.54              $12.51             $12.03
    End of period                                                          $14.95              $14.54             $12.51
  Accumulation units outstanding
  at the end of period                                                        -                18,397              1,879






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Money Market Division148

  Accumulation unit value:
    Beginning of period                                                    $11.54              $11.74             $11.81
    End of period                                                          $11.39              $11.54             $11.74
  Accumulation units outstanding
  at the end of period                                                      1,825              2,016               5,110

JNL/Putnam Value Equity Division118

  Accumulation unit value:
    Beginning of period                                                    $17.18              $14.09             $17.55
    End of period                                                          $18.45              $17.18             $14.09
  Accumulation units outstanding
  at the end of period                                                      8,231              7,214               6,034

JNL/Salomon Brothers Strategic Bond Division148

  Accumulation unit value:
    Beginning of period                                                    $16.57              $14.91             $14.10
    End of period                                                          $17.34              $16.57             $14.91
  Accumulation units outstanding
  at the end of period                                                      5,483              5,442                398

JNL/Salomon Brothers U.S. Government & Quality Bond Division143

  Accumulation unit value:
    Beginning of period                                                    $14.27              $14.41             $13.59
    End of period                                                          $14.50              $14.27             $14.41
  Accumulation units outstanding
  at the end of period                                                     36,693              37,074             35,559

JNL/T. Rowe Price Established Growth Division118

  Accumulation unit value:
    Beginning of period                                                    $22.32              $17.47             $21.90
    End of period                                                          $24.00              $22.32             $17.47
  Accumulation units outstanding
  at the end of period                                                      5,410              10,081              6,064

JNL/JPMorgan International Equity Division148

  Accumulation unit value:
    Beginning of period                                                    $11.02              $8.76              $10.64
    End of period                                                          $12.55              $11.02              $8.76
  Accumulation units outstanding
  at the end of period                                                      4,899              4,115                888






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/T. Rowe Price Mid-Cap Growth Division118

  Accumulation unit value:
    Beginning of period                                                    $26.97              $19.88             $25.83
    End of period                                                          $31.16              $26.97             $19.88
  Accumulation units outstanding
  at the end of period                                                      9,017              8,108               2,757

JNL/Alliance Capital Growth Division292

  Accumulation unit value:
    Beginning of period                                                     $9.07              $7.64                N/A
    End of period                                                           $9.44              $9.07                N/A
  Accumulation units outstanding
  at the end of period                                                      7,782              9,357                N/A

JNL/JPMorgan International Value Division320

  Accumulation unit value:
    Beginning of period                                                     $8.29              $6.08                N/A
    End of period                                                           $9.95              $8.29                N/A
  Accumulation units outstanding
  at the end of period                                                      4,168              3,908                N/A

JNL/PIMCO Total Return Bond Division148

  Accumulation unit value:
    Beginning of period                                                    $12.98              $12.66             $12.09
    End of period                                                          $13.27              $12.98             $12.66
  Accumulation units outstanding
  at the end of period                                                     36,437              58,215              2,736

JNL/Lazard Small Cap Value Division118

  Accumulation unit value:
    Beginning of period                                                    $12.32              $9.06              $11.87
    End of period                                                          $13.91              $12.32              $9.06
  Accumulation units outstanding
  at the end of period                                                     22,096              22,062              4,720

JNL/Lazard Mid Cap Value Division118

  Accumulation unit value:
    Beginning of period                                                    $13.42              $10.64             $13.06
    End of period                                                          $16.39              $13.42             $10.64
  Accumulation units outstanding
  at the end of period                                                     24,565              19,501              3,964






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $12.11               N/A                 N/A
    End of period                                                          $12.43               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     20,415               N/A                 N/A

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division321

  Accumulation unit value:
    Beginning of period                                                     $7.33              $6.13                N/A
    End of period                                                           $7.98              $7.33                N/A
  Accumulation units outstanding
  at the end of period                                                      7,849              8,625                N/A

JNL/MCM The DowSM 10 Division174

  Accumulation unit value:
    Beginning of period                                                     $9.18              $7.46               $7.67
    End of period                                                           $9.24              $9.18               $7.46
  Accumulation units outstanding
  at the end of period                                                     87,000              68,210              5,032

JNL/MCM The S&P(R) 10 Division231

  Accumulation unit value:
    Beginning of period                                                     $8.33              $7.15               $7.38
    End of period                                                           $9.59              $8.33               $7.15
  Accumulation units outstanding
  at the end of period                                                     74,167              55,418              1,689

JNL/MCM Global 15 Division231

  Accumulation unit value:
    Beginning of period                                                     $9.05              $6.94               $7.25
    End of period                                                          $11.34              $9.05               $6.94
  Accumulation units outstanding
  at the end of period                                                     55,682              43,943               196

JNL/MCM 25 Division219

  Accumulation unit value:
    Beginning of period                                                     $9.66              $7.43               $7.38
    End of period                                                          $11.53              $9.66               $7.43
  Accumulation units outstanding
  at the end of period                                                     57,477              48,828              3,477






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Select Small-Cap Division148

  Accumulation unit value:
    Beginning of period                                                    $16.09              $11.11             $12.42
    End of period                                                          $17.73              $16.09             $11.11
  Accumulation units outstanding
  at the end of period                                                     36,131              29,027               772

JNL/MCM Technology Sector Division607

  Accumulation unit value:
    Beginning of period                                                     $5.40               N/A                 N/A
    End of period                                                           $5.51               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       529                N/A                 N/A

JNL/MCM Healthcare Sector Division570

  Accumulation unit value:
    Beginning of period                                                    $10.62               N/A                 N/A
    End of period                                                          $10.37               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       876                N/A                 N/A

JNL/MCM Financial Sector Division624

  Accumulation unit value:
    Beginning of period                                                    $10.36               N/A                 N/A
    End of period                                                          $11.67               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       834                N/A                 N/A

JNL/MCM Oil & Gas Sector Division634

  Accumulation unit value:
    Beginning of period                                                    $14.54               N/A                 N/A
    End of period                                                          $16.75               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       547                N/A                 N/A

JNL/MCM Consumer Brands Sector Division607

  Accumulation unit value:
    Beginning of period                                                     $9.66               N/A                 N/A
    End of period                                                          $10.48               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       296                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Midcap Growth Division244

  Accumulation unit value:
    Beginning of period                                                     $6.30              $4.83               $4.84
    End of period                                                           $7.32              $6.30               $4.83
  Accumulation units outstanding
  at the end of period                                                      5,247              6,307                125

JNL/FMR Balanced Division195

  Accumulation unit value:
    Beginning of period                                                     $9.19              $8.26               $8.25
    End of period                                                           $9.85              $9.19               $8.26
  Accumulation units outstanding
  at the end of period                                                     34,204              28,366                -

JNL/T. Rowe Price Value Division118

  Accumulation unit value:
    Beginning of period                                                    $11.32              $8.91              $11.30
    End of period                                                          $12.77              $11.32              $8.91
  Accumulation units outstanding
  at the end of period                                                     33,306              27,271              7,590

JNL/MCM S&P 500 Index Division231

  Accumulation unit value:
    Beginning of period                                                     $9.55              $7.63               $8.08
    End of period                                                          $10.28              $9.55               $7.63
  Accumulation units outstanding
  at the end of period                                                     52,621              32,427               149

JNL/MCM S&P 400 MidCap Index Division231

  Accumulation unit value:
    Beginning of period                                                    $11.10              $8.43               $8.74
    End of period                                                          $12.58              $11.10              $8.43
  Accumulation units outstanding
  at the end of period                                                     24,362              15,577               138






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Small Cap Index Division219

  Accumulation unit value:
    Beginning of period                                                    $11.20              $7.86               $7.97
    End of period                                                          $12.90              $11.20              $7.86
  Accumulation units outstanding
  at the end of period                                                     22,189              15,565              1,078

JNL/MCM International Index Division231

  Accumulation unit value:
    Beginning of period                                                    $11.37              $8.46               $8.76
    End of period                                                          $13.30              $11.37              $8.46
  Accumulation units outstanding
  at the end of period                                                     14,676              13,864               138

JNL/MCM Bond Index Division173

  Accumulation unit value:
    Beginning of period                                                    $10.72              $10.63             $10.38
    End of period                                                          $10.87              $10.72             $10.63
  Accumulation units outstanding
  at the end of period                                                      9,577              9,123              16,587

JNL/Oppenheimer Global Growth Division202

  Accumulation unit value:
    Beginning of period                                                     $9.57              $6.96               $6.53
    End of period                                                          $11.04              $9.57               $6.96
  Accumulation units outstanding
  at the end of period                                                     10,612              10,682               124

JNL/Oppenheimer Growth Division229

  Accumulation unit value:
    Beginning of period                                                     $7.83              $6.79               $7.28
    End of period                                                           $7.98              $7.83               $6.79
  Accumulation units outstanding
  at the end of period                                                      7,652              7,856                266

JNL/AIM Large Cap Growth Division278

  Accumulation unit value:
    Beginning of period                                                    $10.15              $7.85                N/A
    End of period                                                          $10.92              $10.15               N/A
  Accumulation units outstanding
  at the end of period                                                     19,483              15,067               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Small Cap Growth Division202

  Accumulation unit value:
    Beginning of period                                                    $11.15              $8.23               $7.24
    End of period                                                          $11.66              $11.15              $8.23
  Accumulation units outstanding
  at the end of period                                                      6,893              5,162               2,120

JNL/AIM Premier Equity II Division320

  Accumulation unit value:
    Beginning of period                                                     $9.28              $7.87                N/A
    End of period                                                           $9.06              $9.28                N/A
  Accumulation units outstanding
  at the end of period                                                        -                1,442                N/A

JNL/Select Value Division320

  Accumulation unit value:
    Beginning of period                                                    $14.40              $11.22               N/A
    End of period                                                          $16.17              $14.40               N/A
  Accumulation units outstanding
  at the end of period                                                      5,992              2,654                N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division701

  Accumulation unit value:
    Beginning of period                                                    $10.53               N/A                 N/A
    End of period                                                          $11.41               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,499               N/A                 N/A

JNL/MCM VIP Division707

  Accumulation unit value:
    Beginning of period                                                    $10.58               N/A                 N/A
    End of period                                                          $11.06               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     10,083               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM JNL 5 Division705

  Accumulation unit value:
    Beginning of period                                                    $10.41               N/A                 N/A
    End of period                                                          $10.89               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     20,343               N/A                 N/A

JNL/S&P Managed Moderate Growth Division118

  Accumulation unit value:
    Beginning of period                                                    $11.18              $9.70              $10.74
    End of period                                                          $11.99              $11.18              $9.70
  Accumulation units outstanding
  at the end of period                                                     104,905            105,424             20,607

JNL/S&P Managed Growth Division128

  Accumulation unit value:
    Beginning of period                                                    $11.26              $9.45              $10.56
    End of period                                                          $12.28              $11.26              $9.45
  Accumulation units outstanding
  at the end of period                                                     152,594             95,103             21,956

JNL/S&P Managed Aggressive Growth Division344

  Accumulation unit value:
    Beginning of period                                                    $10.94              $9.67                N/A
    End of period                                                          $12.06              $10.94               N/A
  Accumulation units outstanding
  at the end of period                                                     63,578              21,238               N/A

JNL/S&P Very Aggressive Growth Division I446

  Accumulation unit value:
    Beginning of period                                                    $10.55              $10.08               N/A
    End of period                                                          $10.74              $10.55               N/A
  Accumulation units outstanding
  at the end of period                                                        -                2,187                N/A

JNL/S&P Equity Growth Division I224

  Accumulation unit value:
    Beginning of period                                                     $9.86              $7.77               $7.78
    End of period                                                           $9.99              $9.86               $7.77
  Accumulation units outstanding
  at the end of period                                                        -                18,326              2,511






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Equity Aggressive Growth Division I338

  Accumulation unit value:
    Beginning of period                                                    $10.08              $8.65                N/A
    End of period                                                          $10.24              $10.08               N/A
  Accumulation units outstanding
  at the end of period                                                        -                8,941                N/A

JNL/S&P Core Index 50 Division340

  Accumulation unit value:
    Beginning of period                                                     $9.84              $8.47                N/A
    End of period                                                           $9.98              $9.84                N/A
  Accumulation units outstanding
  at the end of period                                                        -                 524                 N/A

JNL/S&P Core Index 100 Division293

  Accumulation unit value:
    Beginning of period                                                    $10.14              $8.50                N/A
    End of period                                                          $10.27              $10.14               N/A
  Accumulation units outstanding
  at the end of period                                                        -                26,348               N/A

JNL/S&P Core Index 75 Division340

  Accumulation unit value:
    Beginning of period                                                    $10.01              $8.82                N/A
    End of period                                                          $10.16              $10.01               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 452                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division684

  Accumulation unit value:
    Beginning of period                                                     $9.89               N/A                 N/A
    End of period                                                          $10.49               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     14,525               N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.15% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
5% ROLL-UP DEATH BENEFIT AND THREE YEAR WITHDRAWAL CHARGE PERIOD
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  GUARANTEED MINIMUM WITHDRAWAL BENEFIT
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND THREE
  YEAR WITHDRAWAL CHARGE PERIOD
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND
  HIGHEST ANNIVERSARY VALUE DEATH BENEFIT
EARNINGSMAX AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND HIGHEST ANNIVERSARY
  VALUE DEATH BENEFIT
GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH AND HIGHEST ANNIVERSARY VALUE
  DEATH BENEFIT
20% ADDITIONAL FREE WITHDRAWAL AND COMBINATION 4% ROLL-UP AND HIGHEST
  ANNIVERSARY VALUE DEATH BENEFIT AND EARNINGSMAX
GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND MAXIMUM ANNIVERSARY VALUE DEATH
  BENEFIT
GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH
20% ADDITIONAL FREE WITHDRAWAL AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT
  RELAUNCH
20% ADDITIONAL FREE WITHDRAWAL AND 4% ROLL-UP DEATH BENEFIT AND FIVE YEAR
  WITHDRAWAL CHARGE PERIOD
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND
  HIGHEST ANNIVERSARY VALUE DEATH BENEFIT
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT
  RELAUNCH
4% ROLL-UP DEATH BENEFIT AND EARNINGSMAX AND FIVE YEAR WITHDRAWAL CHARGE PERIOD 20% ADDITIONAL FREE WITHDRAWAL AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND
  HIGHEST ANNIVERSARY VALUE DEATH BENEFIT
COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division429

  Accumulation unit value:
    Beginning of period                                                    $22.23              $20.96               N/A
    End of period                                                          $24.29              $22.23               N/A
  Accumulation units outstanding
  at the end of period                                                      7,451                -                  N/A

JNL/FMR Capital Growth Division381

  Accumulation unit value:
    Beginning of period                                                    $16.92              $14.97               N/A
    End of period                                                          $19.54              $16.92               N/A
  Accumulation units outstanding
  at the end of period                                                       703                 -                  N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Global Growth Division599

  Accumulation unit value:
    Beginning of period                                                    $19.45               N/A                 N/A
    End of period                                                          $21.59               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       50                 N/A                 N/A

JNL/Alger Growth Division464

  Accumulation unit value:
    Beginning of period                                                    $15.84              $15.36               N/A
    End of period                                                          $16.29              $15.84               N/A
  Accumulation units outstanding
  at the end of period                                                      9,971              1,692                N/A

JNL/Eagle Core Equity Division283

  Accumulation unit value:
    Beginning of period                                                    $15.52              $12.04               N/A
    End of period                                                          $16.15              $15.52               N/A
  Accumulation units outstanding
  at the end of period                                                     14,149               954                 N/A

JNL/Eagle SmallCap Equity Division402

  Accumulation unit value:
    Beginning of period                                                    $15.82              $15.26               N/A
    End of period                                                          $18.39              $15.82               N/A
  Accumulation units outstanding
  at the end of period                                                     17,148                -                  N/A

JNL/Select Balanced Division94

  Accumulation unit value:
    Beginning of period                                                    $19.74              $16.59               N/A
    End of period                                                          $21.42              $19.74               N/A
  Accumulation units outstanding
  at the end of period                                                     19,736                -                  N/A

JNL/Putnam Equity Division64

  Accumulation unit value:
    Beginning of period                                                    $16.98              $13.64               N/A
    End of period                                                          $18.79              $16.98               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/PPM America High Yield Bond Division304

  Accumulation unit value:
    Beginning of period                                                    $14.53              $13.19               N/A
    End of period                                                          $14.94              $14.53               N/A
  Accumulation units outstanding
  at the end of period                                                        -                1,240                N/A

JNL/Select Money Market Division363

  Accumulation unit value:
    Beginning of period                                                    $11.54              $11.64               N/A
    End of period                                                          $11.38              $11.54               N/A
  Accumulation units outstanding
  at the end of period                                                     25,174                -                  N/A

JNL/Putnam Value Equity Division84

  Accumulation unit value:
    Beginning of period                                                    $17.17              $14.08               N/A
    End of period                                                          $18.44              $17.17               N/A
  Accumulation units outstanding
  at the end of period                                                       404                 -                  N/A

JNL/Salomon Brothers Strategic Bond Division364

  Accumulation unit value:
    Beginning of period                                                    $16.56              $16.14               N/A
    End of period                                                          $17.33              $16.56               N/A
  Accumulation units outstanding
  at the end of period                                                     26,270              1,079                N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division283

  Accumulation unit value:
    Beginning of period                                                    $14.26              $14.62               N/A
    End of period                                                          $14.50              $14.26               N/A
  Accumulation units outstanding
  at the end of period                                                      8,111              1,241                N/A

JNL/T. Rowe Price Established Growth Division64

  Accumulation unit value:
    Beginning of period                                                    $22.31              $17.46               N/A
    End of period                                                          $23.99              $22.31               N/A
  Accumulation units outstanding
  at the end of period                                                      4,927               664                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/JPMorgan International Equity Division283

  Accumulation unit value:
    Beginning of period                                                    $11.01              $7.84                N/A
    End of period                                                          $12.54              $11.01               N/A
  Accumulation units outstanding
  at the end of period                                                     13,970              2,390                N/A

JNL/T. Rowe Price Mid-Cap Growth Division64

  Accumulation unit value:
    Beginning of period                                                    $26.96              $19.87               N/A
    End of period                                                          $31.14              $26.96               N/A
  Accumulation units outstanding
  at the end of period                                                      7,624               410                 N/A

JNL/Alliance Capital Growth Division555

  Accumulation unit value:
    Beginning of period                                                     $9.42               N/A                 N/A
    End of period                                                           $9.43               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,416               N/A                 N/A

JNL/JPMorgan International Value Division491

  Accumulation unit value:
    Beginning of period                                                     $8.54               N/A                 N/A
    End of period                                                           $9.94               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     41,515               N/A                 N/A

JNL/PIMCO Total Return Bond Division283

  Accumulation unit value:
    Beginning of period                                                    $12.98              $12.91               N/A
    End of period                                                          $13.27              $12.98               N/A
  Accumulation units outstanding
  at the end of period                                                     50,413              1,365                N/A

JNL/Lazard Small Cap Value Division49

  Accumulation unit value:
    Beginning of period                                                    $12.31              $9.06                N/A
    End of period                                                          $13.90              $12.31               N/A
  Accumulation units outstanding
  at the end of period                                                     25,674              2,924                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Lazard Mid Cap Value Division49

  Accumulation unit value:
    Beginning of period                                                    $13.42              $10.64               N/A
    End of period                                                          $16.38              $13.42               N/A
  Accumulation units outstanding
  at the end of period                                                     31,442              2,814                N/A

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $12.10               N/A                 N/A
    End of period                                                          $12.43               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     48,897               N/A                 N/A

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division588

  Accumulation unit value:
    Beginning of period                                                     $7.38               N/A                 N/A
    End of period                                                           $7.98               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     68,491               N/A                 N/A

JNL/MCM The DowSM 10 Division355

  Accumulation unit value:
    Beginning of period                                                     $9.18              $7.90                N/A
    End of period                                                           $9.24              $9.18                N/A
  Accumulation units outstanding
  at the end of period                                                     147,879             2,569                N/A

JNL/MCM The S&P(R) 10 Division355

  Accumulation unit value:
    Beginning of period                                                     $8.33              $7.62                N/A
    End of period                                                           $9.59              $8.33                N/A
  Accumulation units outstanding
  at the end of period                                                     146,647             2,760                N/A

JNL/MCM Global 15 Division355

  Accumulation unit value:
    Beginning of period                                                     $9.04              $7.57                N/A
    End of period                                                          $11.34              $9.04                N/A
  Accumulation units outstanding
  at the end of period                                                     140,697             1,237                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM 25 Division355

  Accumulation unit value:
    Beginning of period                                                     $9.66              $7.70                N/A
    End of period                                                          $11.53              $9.66                N/A
  Accumulation units outstanding
  at the end of period                                                     138,822             3,362                N/A

JNL/MCM Select Small-Cap Division355

  Accumulation unit value:
    Beginning of period                                                    $16.09              $12.84               N/A
    End of period                                                          $17.73              $16.09               N/A
  Accumulation units outstanding
  at the end of period                                                     69,536               519                 N/A

JNL/MCM Technology Sector Division582

  Accumulation unit value:
    Beginning of period                                                     $5.11               N/A                 N/A
    End of period                                                           $5.51               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     13,887               N/A                 N/A

JNL/MCM Healthcare Sector Division568

  Accumulation unit value:
    Beginning of period                                                    $10.53               N/A                 N/A
    End of period                                                          $10.37               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     18,281               N/A                 N/A

JNL/MCM Financial Sector Division588

  Accumulation unit value:
    Beginning of period                                                    $10.59               N/A                 N/A
    End of period                                                          $11.67               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,604               N/A                 N/A

JNL/MCM Oil & Gas Sector Division571

  Accumulation unit value:
    Beginning of period                                                    $14.08               N/A                 N/A
    End of period                                                          $16.74               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     10,219               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Consumer Brands Sector Division599

  Accumulation unit value:
    Beginning of period                                                     $9.72               N/A                 N/A
    End of period                                                          $10.48               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,875               N/A                 N/A

JNL/MCM Communications Sector Division599

  Accumulation unit value:
    Beginning of period                                                     $3.90               N/A                 N/A
    End of period                                                           $4.38               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      9,850               N/A                 N/A

JNL/Putnam Midcap Growth Division304

  Accumulation unit value:
    Beginning of period                                                     $6.30              $4.82                N/A
    End of period                                                           $7.32              $6.30                N/A
  Accumulation units outstanding
  at the end of period                                                      3,725                -                  N/A

JNL/FMR Balanced Division363

  Accumulation unit value:
    Beginning of period                                                     $9.19              $8.76                N/A
    End of period                                                           $9.84              $9.19                N/A
  Accumulation units outstanding
  at the end of period                                                     12,721                -                  N/A

JNL/T. Rowe Price Value Division84

  Accumulation unit value:
    Beginning of period                                                    $11.32              $8.91                N/A
    End of period                                                          $12.76              $11.32               N/A
  Accumulation units outstanding
  at the end of period                                                     50,393              5,486                N/A

JNL/MCM S&P 500 Index Division308

  Accumulation unit value:
    Beginning of period                                                     $9.54              $7.65                N/A
    End of period                                                          $10.28              $9.54                N/A
  Accumulation units outstanding
  at the end of period                                                     120,635             4,992                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM S&P 400 MidCap Index Division359

  Accumulation unit value:
    Beginning of period                                                    $11.10              $9.35                N/A
    End of period                                                          $12.58              $11.10               N/A
  Accumulation units outstanding
  at the end of period                                                     89,853              2,942                N/A

JNL/MCM Small Cap Index Division359

  Accumulation unit value:
    Beginning of period                                                    $11.22              $9.12                N/A
    End of period                                                          $12.89              $11.22               N/A
  Accumulation units outstanding
  at the end of period                                                     66,142              1,711                N/A

JNL/MCM International Index Division308

  Accumulation unit value:
    Beginning of period                                                    $11.37              $8.06                N/A
    End of period                                                          $13.30              $11.37               N/A
  Accumulation units outstanding
  at the end of period                                                     72,846               906                 N/A

JNL/MCM Bond Index Division359

  Accumulation unit value:
    Beginning of period                                                    $10.72              $10.86               N/A
    End of period                                                          $10.87              $10.72               N/A
  Accumulation units outstanding
  at the end of period                                                     56,097               282                 N/A

JNL/Oppenheimer Global Growth Division413

  Accumulation unit value:
    Beginning of period                                                     $9.56              $8.58                N/A
    End of period                                                          $11.03              $9.56                N/A
  Accumulation units outstanding
  at the end of period                                                     25,698                -                  N/A

JNL/Oppenheimer Growth Division555

  Accumulation unit value:
    Beginning of period                                                     $8.03               N/A                 N/A
    End of period                                                           $7.98               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     15,224               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Large Cap Growth Division532

  Accumulation unit value:
    Beginning of period                                                    $10.26               N/A                 N/A
    End of period                                                          $10.92               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     10,083               N/A                 N/A

JNL/AIM Small Cap Growth Division283

  Accumulation unit value:
    Beginning of period                                                    $11.14              $7.59                N/A
    End of period                                                          $11.65              $11.14               N/A
  Accumulation units outstanding
  at the end of period                                                      4,238              1,974                N/A

JNL/AIM Premier Equity II Division532

  Accumulation unit value:
    Beginning of period                                                     $9.41               N/A                 N/A
    End of period                                                           $9.06               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Select Value Division504

  Accumulation unit value:
    Beginning of period                                                    $14.63               N/A                 N/A
    End of period                                                          $16.17               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     12,219               N/A                 N/A

JNL/MCM Nasdaq 15 Division689

  Accumulation unit value:
    Beginning of period                                                     $9.94               N/A                 N/A
    End of period                                                          $10.81               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       806                N/A                 N/A

JNL/MCM Value Line 25 Division689

  Accumulation unit value:
    Beginning of period                                                     $9.56               N/A                 N/A
    End of period                                                          $11.41               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,347               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM VIP Division695

  Accumulation unit value:
    Beginning of period                                                    $10.10               N/A                 N/A
    End of period                                                          $11.06               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     19,334               N/A                 N/A

JNL/MCM JNL 5 Division690

  Accumulation unit value:
    Beginning of period                                                     $9.62               N/A                 N/A
    End of period                                                          $10.89               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     28,643               N/A                 N/A

JNL/S&P Managed Moderate Growth Division71

  Accumulation unit value:
    Beginning of period                                                    $11.18              $9.70                N/A
    End of period                                                          $11.99              $11.18               N/A
  Accumulation units outstanding
  at the end of period                                                     211,086               -                  N/A

JNL/S&P Managed Growth Division315

  Accumulation unit value:
    Beginning of period                                                    $11.26              $9.64                N/A
    End of period                                                          $12.28              $11.26               N/A
  Accumulation units outstanding
  at the end of period                                                     455,119             14,522               N/A

JNL/S&P Managed Aggressive Growth Division308

  Accumulation unit value:
    Beginning of period                                                    $10.94              $8.77                N/A
    End of period                                                          $12.05              $10.94               N/A
  Accumulation units outstanding
  at the end of period                                                     244,861             21,753               N/A

JNL/S&P Very Aggressive Growth Division I304

  Accumulation unit value:
    Beginning of period                                                    $10.55              $8.10                N/A
    End of period                                                          $10.74              $10.55               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Equity Growth Division I314

  Accumulation unit value:
    Beginning of period                                                     $9.85              $8.01                N/A
    End of period                                                           $9.99              $9.85                N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/S&P Equity Aggressive Growth Division I314

  Accumulation unit value:
    Beginning of period                                                    $10.08              $8.16                N/A
    End of period                                                          $10.24              $10.08               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/S&P Core Index 50 Division379

  Accumulation unit value:
    Beginning of period                                                     $9.84              $8.70                N/A
    End of period                                                           $9.98              $9.84                N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/S&P Core Index 100 Division304

  Accumulation unit value:
    Beginning of period                                                    $10.14              $8.42                N/A
    End of period                                                          $10.27              $10.14               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/S&P Core Index 75 Division611

  Accumulation unit value:
    Beginning of period                                                    $10.13               N/A                 N/A
    End of period                                                          $10.16               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Managed Conservative Division696

  Accumulation unit value:
    Beginning of period                                                    $10.04               N/A                 N/A
    End of period                                                          $10.30               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,091               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Division690

  Accumulation unit value:
    Beginning of period                                                     $9.87               N/A                 N/A
    End of period                                                          $10.49               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     24,808               N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.16% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
EARNINGSMAX AND MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM CREDIT 4% COMPOUNDING DEATH BENEFIT AND EARNINGSMAX AND PREMIUM CREDIT 4%
GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 4%
5% ROLL-UP DEATH BENEFIT AND PREMIUM CREDIT 4%
PREMIUM CREDIT 4% AND THREE YEAR WITHDRAWAL CHARGE PERIOD
$1 MILLION PREMIUM ADMINISTRATIVE FEE WAIVER AND COMBINED DEATH BENEFIT AND
  GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 4%
NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 4%
$1 MILLION PREMIUM ADMINISTRATIVE FEE WAIVER AND GUARANTEED MINIMUM WITHDRAWAL
  BENEFIT AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM CREDIT 4% GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH AND PREMIUM CREDIT 4% COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM
  CREDIT 4%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division190

  Accumulation unit value:
    Beginning of period                                                    $22.21              $16.75             $19.58
    End of period                                                          $24.27              $22.21             $16.75
  Accumulation units outstanding
  at the end of period                                                     26,979              1,158                196

JNL/FMR Capital Growth Division107

  Accumulation unit value:
    Beginning of period                                                    $16.91              $12.74             $16.19
    End of period                                                          $19.53              $16.91             $12.74
  Accumulation units outstanding
  at the end of period                                                     12,708              7,135               4,814

JNL/Select Global Growth Division585

  Accumulation unit value:
    Beginning of period                                                    $19.07               N/A                 N/A
    End of period                                                          $21.57               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       457                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alger Growth Division109

  Accumulation unit value:
    Beginning of period                                                    $15.83              $11.96             $15.75
    End of period                                                          $16.27              $15.83             $11.96
  Accumulation units outstanding
  at the end of period                                                     22,254              8,137               3,581

JNL/Eagle Core Equity Division264

  Accumulation unit value:
    Beginning of period                                                    $15.51              $12.73             $16.10
    End of period                                                          $16.14              $15.51             $12.73
  Accumulation units outstanding
  at the end of period                                                     29,270              7,545               2,876

JNL/Eagle SmallCap Equity Division264

  Accumulation unit value:
    Beginning of period                                                    $15.81              $11.54             $15.88
    End of period                                                          $18.38              $15.81             $11.54
  Accumulation units outstanding
  at the end of period                                                     31,418              10,608              1,400

JNL/Select Balanced Division120

  Accumulation unit value:
    Beginning of period                                                    $19.72              $16.58             $17.96
    End of period                                                          $21.40              $19.72             $16.58
  Accumulation units outstanding
  at the end of period                                                     94,128              19,751               536

JNL/Putnam Equity Division404

  Accumulation unit value:
    Beginning of period                                                    $16.96              $15.60               N/A
    End of period                                                          $18.77              $16.96               N/A
  Accumulation units outstanding
  at the end of period                                                      6,436              4,116                N/A

JNL/PPM America High Yield Bond Division114

  Accumulation unit value:
    Beginning of period                                                    $14.52              $12.50             $12.63
    End of period                                                          $14.93              $14.52             $12.50
  Accumulation units outstanding
  at the end of period                                                        -                23,482              3,269






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Money Market Division162

  Accumulation unit value:
    Beginning of period                                                    $11.53              $11.73             $11.78
    End of period                                                          $11.37              $11.53             $11.73
  Accumulation units outstanding
  at the end of period                                                     86,185              4,130              10,587

JNL/Putnam Value Equity Division107

  Accumulation unit value:
    Beginning of period                                                    $17.16              $14.07             $17.30
    End of period                                                          $18.43              $17.16             $14.07
  Accumulation units outstanding
  at the end of period                                                     14,702              12,068              6,387

JNL/Salomon Brothers Strategic Bond Division114

  Accumulation unit value:
    Beginning of period                                                    $16.55              $14.89             $14.35
    End of period                                                          $17.31              $16.55             $14.89
  Accumulation units outstanding
  at the end of period                                                     49,857              16,119              3,426

JNL/Salomon Brothers U.S. Government & Quality Bond Division109

  Accumulation unit value:
    Beginning of period                                                    $14.25              $14.39             $13.41
    End of period                                                          $14.48              $14.25             $14.39
  Accumulation units outstanding
  at the end of period                                                     39,000              15,887             57,901

JNL/T. Rowe Price Established Growth Division264

  Accumulation unit value:
    Beginning of period                                                    $22.29              $17.45             $21.88
    End of period                                                          $23.97              $22.29             $17.45
  Accumulation units outstanding
  at the end of period                                                     65,595              15,556               774

JNL/JPMorgan International Equity Division264

  Accumulation unit value:
    Beginning of period                                                    $11.00              $8.35                N/A
    End of period                                                          $12.53              $11.00               N/A
  Accumulation units outstanding
  at the end of period                                                     16,884              2,406                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/T. Rowe Price Mid-Cap Growth Division264

  Accumulation unit value:
    Beginning of period                                                    $26.93              $19.86             $25.80
    End of period                                                          $31.11              $26.93             $19.86
  Accumulation units outstanding
  at the end of period                                                     57,487              13,900              2,625

JNL/Alliance Capital Growth Division264

  Accumulation unit value:
    Beginning of period                                                     $9.06              $7.45               $9.82
    End of period                                                           $9.43              $9.06               $7.45
  Accumulation units outstanding
  at the end of period                                                     16,930              11,811              1,383

JNL/JPMorgan International Value Division426

  Accumulation unit value:
    Beginning of period                                                     $8.29              $7.38                N/A
    End of period                                                           $9.94              $8.29                N/A
  Accumulation units outstanding
  at the end of period                                                     124,915             4,516                N/A

JNL/PIMCO Total Return Bond Division114

  Accumulation unit value:
    Beginning of period                                                    $12.97              $12.65             $12.03
    End of period                                                          $13.26              $12.97             $12.65
  Accumulation units outstanding
  at the end of period                                                     207,813             52,158             11,063

JNL/Lazard Small Cap Value Division107

  Accumulation unit value:
    Beginning of period                                                    $12.30              $9.06              $12.02
    End of period                                                          $13.89              $12.30              $9.06
  Accumulation units outstanding
  at the end of period                                                     77,643              36,339              8,404

JNL/Lazard Mid Cap Value Division107

  Accumulation unit value:
    Beginning of period                                                    $13.41              $10.63             $13.02
    End of period                                                          $16.37              $13.41             $10.63
  Accumulation units outstanding
  at the end of period                                                     92,824              42,063             10,164






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $12.09               N/A                 N/A
    End of period                                                          $12.42               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     117,478              N/A                 N/A

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division137

  Accumulation unit value:
    Beginning of period                                                     $7.32              $5.80               $6.71
    End of period                                                           $7.98              $7.32               $5.80
  Accumulation units outstanding
  at the end of period                                                     122,047             7,759               2,996

JNL/MCM The DowSM 10 Division114

  Accumulation unit value:
    Beginning of period                                                     $9.18              $7.46               $9.02
    End of period                                                           $9.24              $9.18               $7.46
  Accumulation units outstanding
  at the end of period                                                     641,544             82,823             22,624

JNL/MCM The S&P(R) 10 Division117

  Accumulation unit value:
    Beginning of period                                                     $8.32              $7.15               $9.68
    End of period                                                           $9.58              $8.32               $7.15
  Accumulation units outstanding
  at the end of period                                                     557,046             66,989              5,320

JNL/MCM Global 15 Division117

  Accumulation unit value:
    Beginning of period                                                     $9.04              $6.94               $8.80
    End of period                                                          $11.33              $9.04               $6.94
  Accumulation units outstanding
  at the end of period                                                     513,486             61,803              6,679

JNL/MCM 25 Division117

  Accumulation unit value:
    Beginning of period                                                     $9.66              $7.43               $9.56
    End of period                                                          $11.52              $9.66               $7.43
  Accumulation units outstanding
  at the end of period                                                     496,569             63,245             19,069






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Select Small-Cap Division117

  Accumulation unit value:
    Beginning of period                                                    $16.08              $11.10             $15.08
    End of period                                                          $17.72              $16.08             $11.10
  Accumulation units outstanding
  at the end of period                                                     281,463             29,587              4,280

JNL/MCM Technology Sector Division497

  Accumulation unit value:
    Beginning of period                                                     $6.07               N/A                 N/A
    End of period                                                           $5.51               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     74,177               N/A                 N/A

JNL/MCM Healthcare Sector Division514

  Accumulation unit value:
    Beginning of period                                                    $10.80               N/A                 N/A
    End of period                                                          $10.36               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     56,309               N/A                 N/A

JNL/MCM Financial Sector Division514

  Accumulation unit value:
    Beginning of period                                                    $11.12               N/A                 N/A
    End of period                                                          $11.66               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     35,004               N/A                 N/A

JNL/MCM Oil & Gas Sector Division532

  Accumulation unit value:
    Beginning of period                                                    $13.86               N/A                 N/A
    End of period                                                          $16.73               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     51,059               N/A                 N/A

JNL/MCM Consumer Brands Sector Division536

  Accumulation unit value:
    Beginning of period                                                     $9.60               N/A                 N/A
    End of period                                                          $10.47               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     28,299               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division522

  Accumulation unit value:
    Beginning of period                                                     $4.09               N/A                 N/A
    End of period                                                           $4.38               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     66,431               N/A                 N/A

JNL/Putnam Midcap Growth Division585

  Accumulation unit value:
    Beginning of period                                                     $6.34               N/A                 N/A
    End of period                                                           $7.31               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     10,369               N/A                 N/A

JNL/FMR Balanced Division264

  Accumulation unit value:
    Beginning of period                                                     $9.19              $8.26               $9.04
    End of period                                                           $9.84              $9.19               $8.26
  Accumulation units outstanding
  at the end of period                                                     70,555              11,797              4,099

JNL/T. Rowe Price Value Division264

  Accumulation unit value:
    Beginning of period                                                    $11.32              $8.90              $11.30
    End of period                                                          $12.76              $11.32              $8.90
  Accumulation units outstanding
  at the end of period                                                     163,282             37,306              2,351

JNL/MCM S&P 500 Index Division264

  Accumulation unit value:
    Beginning of period                                                     $9.54              $7.63               $9.66
    End of period                                                          $10.28              $9.54               $7.63
  Accumulation units outstanding
  at the end of period                                                     659,629            102,321              2,617

JNL/MCM S&P 400 MidCap Index Division190

  Accumulation unit value:
    Beginning of period                                                    $11.10              $8.43               $9.95
    End of period                                                          $12.58              $11.10              $8.43
  Accumulation units outstanding
  at the end of period                                                     412,870             80,238              3,033






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Small Cap Index Division264

  Accumulation unit value:
    Beginning of period                                                    $11.22              $7.86              $10.52
    End of period                                                          $12.89              $11.22              $7.86
  Accumulation units outstanding
  at the end of period                                                     388,313             84,406             15,776

JNL/MCM International Index Division114

  Accumulation unit value:
    Beginning of period                                                    $11.37              $8.46              $10.41
    End of period                                                          $13.30              $11.37              $8.46
  Accumulation units outstanding
  at the end of period                                                     337,850             84,106              2,710

JNL/MCM Bond Index Division264

  Accumulation unit value:
    Beginning of period                                                    $10.71              $10.63              $9.95
    End of period                                                          $10.87              $10.71             $10.63
  Accumulation units outstanding
  at the end of period                                                     364,386             85,640              5,567

JNL/Oppenheimer Global Growth Division264

  Accumulation unit value:
    Beginning of period                                                     $9.55              $6.95               $9.12
    End of period                                                          $11.03              $9.55               $6.95
  Accumulation units outstanding
  at the end of period                                                     70,308              8,092               1,129

JNL/Oppenheimer Growth Division201

  Accumulation unit value:
    Beginning of period                                                     $7.82              $6.79               $6.92
    End of period                                                           $7.98              $7.82               $6.79
  Accumulation units outstanding
  at the end of period                                                      8,401               353                 90

JNL/AIM Large Cap Growth Division114

  Accumulation unit value:
    Beginning of period                                                    $10.14              $7.97               $9.81
    End of period                                                          $10.92              $10.14              $7.97
  Accumulation units outstanding
  at the end of period                                                     54,913              9,308               2,644






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Small Cap Growth Division264

  Accumulation unit value:
    Beginning of period                                                    $11.14              $8.22              $10.98
    End of period                                                          $11.65              $11.14              $8.22
  Accumulation units outstanding
  at the end of period                                                     22,101              9,086                741

JNL/AIM Premier Equity II Division264

  Accumulation unit value:
    Beginning of period                                                     $9.28              $7.73              $10.32
    End of period                                                           $9.06              $9.28               $7.73
  Accumulation units outstanding
  at the end of period                                                        -                6,056               1,326

JNL/Select Value Division426

  Accumulation unit value:
    Beginning of period                                                    $14.39              $13.07               N/A
    End of period                                                          $16.17              $14.39               N/A
  Accumulation units outstanding
  at the end of period                                                     43,654              5,811                N/A

JNL/MCM Nasdaq 15 Division691

  Accumulation unit value:
    Beginning of period                                                     $9.85               N/A                 N/A
    End of period                                                          $10.81               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,067               N/A                 N/A

JNL/MCM Value Line 25 Division691

  Accumulation unit value:
    Beginning of period                                                     $9.74               N/A                 N/A
    End of period                                                          $11.41               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     14,922               N/A                 N/A

JNL/MCM VIP Division696

  Accumulation unit value:
    Beginning of period                                                    $10.13               N/A                 N/A
    End of period                                                          $11.06               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     73,046               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM JNL 5 Division694

  Accumulation unit value:
    Beginning of period                                                     $9.87               N/A                 N/A
    End of period                                                          $10.89               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     93,863               N/A                 N/A

JNL/S&P Managed Moderate Growth Division132

  Accumulation unit value:
    Beginning of period                                                    $11.17              $9.69              $10.66
    End of period                                                          $11.98              $11.17              $9.69
  Accumulation units outstanding
  at the end of period                                                     629,686            279,684             81,492

JNL/S&P Managed Growth Division109

  Accumulation unit value:
    Beginning of period                                                    $11.25              $9.44              $10.70
    End of period                                                          $12.27              $11.25              $9.44
  Accumulation units outstanding
  at the end of period                                                     884,609            259,323             28,570

JNL/S&P Managed Aggressive Growth Division264

  Accumulation unit value:
    Beginning of period                                                    $10.93              $8.81              $10.85
    End of period                                                          $12.05              $10.93              $8.81
  Accumulation units outstanding
  at the end of period                                                     460,242             12,418              3,963

JNL/S&P Very Aggressive Growth Division I264

  Accumulation unit value:
    Beginning of period                                                    $10.54              $8.25              $10.61
    End of period                                                          $10.73              $10.54              $8.25
  Accumulation units outstanding
  at the end of period                                                        -                3,728               1,492

JNL/S&P Equity Growth Division I264

  Accumulation unit value:
    Beginning of period                                                     $9.85              $7.77              $10.01
    End of period                                                           $9.98              $9.85               $7.77
  Accumulation units outstanding
  at the end of period                                                        -                54,799              4,040






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Equity Aggressive Growth Division I264

  Accumulation unit value:
    Beginning of period                                                    $10.07              $7.92              $10.18
    End of period                                                          $10.23              $10.07              $7.92
  Accumulation units outstanding
  at the end of period                                                        -                5,917               3,740

JNL/S&P Core Index 50 Division311

  Accumulation unit value:
    Beginning of period                                                     $9.84              $7.73                N/A
    End of period                                                           $9.98              $9.84                N/A
  Accumulation units outstanding
  at the end of period                                                        -                22,735               N/A

JNL/S&P Core Index 100 Division114

  Accumulation unit value:
    Beginning of period                                                    $10.14              $8.49               $9.66
    End of period                                                          $10.27              $10.14              $8.49
  Accumulation units outstanding
  at the end of period                                                        -                15,807             11,266

JNL/S&P Core Index 75 Division264

  Accumulation unit value:
    Beginning of period                                                    $10.00              $8.08               $9.83
    End of period                                                          $10.16              $10.00              $8.08
  Accumulation units outstanding
  at the end of period                                                        -                2,721               2,759

JNL/S&P Managed Conservative Division698

  Accumulation unit value:
    Beginning of period                                                    $10.13               N/A                 N/A
    End of period                                                          $10.30               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,185               N/A                 N/A

JNL/S&P Managed Moderate Division698

  Accumulation unit value:
    Beginning of period                                                    $10.17               N/A                 N/A
    End of period                                                          $10.49               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,666               N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.17% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
COMBINED DEATH BENEFIT AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM
  CREDIT 3%
GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND HIGHEST ANNIVERSARY VALUE DEATH
  BENEFIT AND PREMIUM CREDIT 3%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division384

  Accumulation unit value:
    Beginning of period                                                    $22.19              $19.18               N/A
    End of period                                                          $24.25              $22.19               N/A
  Accumulation units outstanding
  at the end of period                                                      1,902               847                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division92

  Accumulation unit value:
    Beginning of period                                                    $15.50              $12.72             $16.11
    End of period                                                          $16.13              $15.50             $12.72
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Eagle SmallCap Equity Division93

  Accumulation unit value:
    Beginning of period                                                    $15.79              $11.53             $16.23
    End of period                                                          $18.36              $15.79             $11.53
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Select Balanced Division419

  Accumulation unit value:
    Beginning of period                                                    $19.71              $18.13               N/A
    End of period                                                          $21.38              $19.71               N/A
  Accumulation units outstanding
  at the end of period                                                      9,107              4,034                N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division419

  Accumulation unit value:
    Beginning of period                                                    $14.50              $13.84               N/A
    End of period                                                          $14.91              $14.50               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 215                 N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division89

  Accumulation unit value:
    Beginning of period                                                    $17.14              $14.06             $17.65
    End of period                                                          $18.41              $17.14             $14.06
  Accumulation units outstanding
  at the end of period                                                      2,659              1,257                 -

JNL/Salomon Brothers Strategic Bond Division446

  Accumulation unit value:
    Beginning of period                                                    $16.53              $16.21               N/A
    End of period                                                          $17.30              $16.53               N/A
  Accumulation units outstanding
  at the end of period                                                       104                104                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division65

  Accumulation unit value:
    Beginning of period                                                    $14.24              $14.38             $13.33
    End of period                                                          $14.47              $14.24             $14.38
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/T. Rowe Price Established Growth Division77

  Accumulation unit value:
    Beginning of period                                                    $22.27              $17.43             $23.16
    End of period                                                          $23.95              $22.27             $17.43
  Accumulation units outstanding
  at the end of period                                                       158                144                  -

JNL/JPMorgan International Equity Division384

  Accumulation unit value:
    Beginning of period                                                    $11.00              $9.22                N/A
    End of period                                                          $12.52              $11.00               N/A
  Accumulation units outstanding
  at the end of period                                                      4,273              2,096                N/A

JNL/T. Rowe Price Mid-Cap Growth Division77

  Accumulation unit value:
    Beginning of period                                                    $26.91              $19.84             $26.30
    End of period                                                          $31.08              $26.91             $19.84
  Accumulation units outstanding
  at the end of period                                                       850                411                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division89

  Accumulation unit value:
    Beginning of period                                                     $9.06              $7.45              $10.17
    End of period                                                           $9.42              $9.06               $7.45
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division65

  Accumulation unit value:
    Beginning of period                                                    $12.97              $12.65             $12.09
    End of period                                                          $13.25              $12.97             $12.65
  Accumulation units outstanding
  at the end of period                                                      3,117              1,859                 -

JNL/Lazard Small Cap Value Division77

  Accumulation unit value:
    Beginning of period                                                    $12.30              $9.05              $11.96
    End of period                                                          $13.88              $12.30              $9.05
  Accumulation units outstanding
  at the end of period                                                      2,023              1,060                 -

JNL/Lazard Mid Cap Value Division89

  Accumulation unit value:
    Beginning of period                                                    $13.40              $10.63             $12.97
    End of period                                                          $16.36              $13.40             $10.63
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $12.09               N/A                 N/A
    End of period                                                          $12.41               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       265                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division446

  Accumulation unit value:
    Beginning of period                                                     $7.32              $6.93                N/A
    End of period                                                           $7.97              $7.32                N/A
  Accumulation units outstanding
  at the end of period                                                       733                734                 N/A

JNL/MCM The DowSM 10 Division93

  Accumulation unit value:
    Beginning of period                                                     $9.17              $7.45               $8.92
    End of period                                                           $9.23              $9.17               $7.45
  Accumulation units outstanding
  at the end of period                                                     14,365              7,111                 -

JNL/MCM The S&P(R) 10 Division412

  Accumulation unit value:
    Beginning of period                                                     $8.32              $7.59                N/A
    End of period                                                           $9.58              $8.32                N/A
  Accumulation units outstanding
  at the end of period                                                      8,625              4,921                N/A

JNL/MCM Global 15 Division412

  Accumulation unit value:
    Beginning of period                                                     $9.04              $8.60                N/A
    End of period                                                          $11.33              $9.04                N/A
  Accumulation units outstanding
  at the end of period                                                      8,736              3,985                N/A

JNL/MCM 25 Division412

  Accumulation unit value:
    Beginning of period                                                     $9.65              $8.32                N/A
    End of period                                                          $11.51              $9.65                N/A
  Accumulation units outstanding
  at the end of period                                                      7,192              4,203                N/A

JNL/MCM Select Small-Cap Division412

  Accumulation unit value:
    Beginning of period                                                    $16.07              $14.72               N/A
    End of period                                                          $17.71              $16.07               N/A
  Accumulation units outstanding
  at the end of period                                                      3,392              2,322                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division564

  Accumulation unit value:
    Beginning of period                                                    $13.97               N/A                 N/A
    End of period                                                          $16.72               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       776                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division89

  Accumulation unit value:
    Beginning of period                                                     $9.19              $8.25               $9.06
    End of period                                                           $9.83              $9.19               $8.25
  Accumulation units outstanding
  at the end of period                                                      2,446              2,446                 -

JNL/T. Rowe Price Value Division89

  Accumulation unit value:
    Beginning of period                                                    $11.31              $8.90              $11.22
    End of period                                                          $12.75              $11.31              $8.90
  Accumulation units outstanding
  at the end of period                                                       249                249                  -

JNL/MCM S&P 500 Index Division68

  Accumulation unit value:
    Beginning of period                                                     $9.54              $7.63              $10.18
    End of period                                                          $10.28              $9.54               $7.63
  Accumulation units outstanding
  at the end of period                                                      6,378              6,137                 -

JNL/MCM S&P 400 MidCap Index Division400

  Accumulation unit value:
    Beginning of period                                                    $11.10              $9.98                N/A
    End of period                                                          $12.57              $11.10               N/A
  Accumulation units outstanding
  at the end of period                                                      1,998              2,001                N/A

JNL/MCM Small Cap Index Division68

  Accumulation unit value:
    Beginning of period                                                    $11.21              $7.86              $10.24
    End of period                                                          $12.89              $11.21              $7.86
  Accumulation units outstanding
  at the end of period                                                      1,986              1,979                 -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division400

  Accumulation unit value:
    Beginning of period                                                    $11.37              $9.53                N/A
    End of period                                                          $13.29              $11.37               N/A
  Accumulation units outstanding
  at the end of period                                                      1,558              1,596                N/A

JNL/MCM Bond Index Division68

  Accumulation unit value:
    Beginning of period                                                    $10.71              $10.63              $9.95
    End of period                                                          $10.86              $10.71             $10.63
  Accumulation units outstanding
  at the end of period                                                       845                786                  -

JNL/Oppenheimer Global Growth Division92

  Accumulation unit value:
    Beginning of period                                                     $9.55              $6.94               $8.99
    End of period                                                          $11.02              $9.55               $6.94
  Accumulation units outstanding
  at the end of period                                                       299                299                  -

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Small Cap Growth Division89

  Accumulation unit value:
    Beginning of period                                                    $11.13              $8.22              $10.98
    End of period                                                          $11.64              $11.13              $8.22
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division77

  Accumulation unit value:
    Beginning of period                                                     $9.28              $7.73              $10.96
    End of period                                                           $9.05              $9.28               $7.73
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Select Value Division463

  Accumulation unit value:
    Beginning of period                                                    $14.39              $13.62               N/A
    End of period                                                          $16.16              $14.39               N/A
  Accumulation units outstanding
  at the end of period                                                       327                176                 N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division691

  Accumulation unit value:
    Beginning of period                                                     $9.74               N/A                 N/A
    End of period                                                          $11.41               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,040               N/A                 N/A

JNL/MCM VIP Division691

  Accumulation unit value:
    Beginning of period                                                     $9.88               N/A                 N/A
    End of period                                                          $11.06               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,302               N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division62

  Accumulation unit value:
    Beginning of period                                                    $11.16              $9.69              $10.64
    End of period                                                          $11.97              $11.16              $9.69
  Accumulation units outstanding
  at the end of period                                                      1,463                -                   -

JNL/S&P Managed Growth Division73

  Accumulation unit value:
    Beginning of period                                                    $11.24              $9.44              $11.12
    End of period                                                          $12.26              $11.24              $9.44
  Accumulation units outstanding
  at the end of period                                                       67                  41                  -

JNL/S&P Managed Aggressive Growth Division99

  Accumulation unit value:
    Beginning of period                                                    $10.92              $8.80              $10.91
    End of period                                                          $12.04              $10.92              $8.80
  Accumulation units outstanding
  at the end of period                                                      5,976              1,750                 -

JNL/S&P Very Aggressive Growth Division I99

  Accumulation unit value:
    Beginning of period                                                    $10.54              $8.25              $10.68
    End of period                                                          $10.72              $10.54              $8.25
  Accumulation units outstanding
  at the end of period                                                        -                 169                  -

JNL/S&P Equity Growth Division I99

  Accumulation unit value:
    Beginning of period                                                     $9.84              $7.76              $10.08
    End of period                                                           $9.97              $9.84               $7.76
  Accumulation units outstanding
  at the end of period                                                        -                1,907                 -

JNL/S&P Equity Aggressive Growth Division I99

  Accumulation unit value:
    Beginning of period                                                    $10.06              $7.92              $10.26
    End of period                                                          $10.23              $10.06              $7.92
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division446

  Accumulation unit value:
    Beginning of period                                                     $9.84              $9.40                N/A
    End of period                                                           $9.98              $9.84                N/A
  Accumulation units outstanding
  at the end of period                                                        -                 180                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division104

  Accumulation unit value:
    Beginning of period                                                    $10.00              $8.08               $9.56
    End of period                                                          $10.16              $10.00              $8.08
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.195% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM
  CREDIT 2%
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND HIGHEST ANNIVERSARY VALUE DEATH
  BENEFIT AND PREMIUM CREDIT 2%
4% ROLL-UP DEATH BENEFIT AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM
  CREDIT 2%
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND
  PREMIUM CREDIT 2%
20% ADDITIONAL FREE WITHDRAWAL AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND
  PREMIUM CREDIT 2%
EARNINGSMAX AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 2%
20% ADDITIONAL FREE WITHDRAWAL AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  PREMIUM CREDIT 2%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division493

  Accumulation unit value:
    Beginning of period                                                    $22.73               N/A                 N/A
    End of period                                                          $24.19               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,020               N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alger Growth Division462

  Accumulation unit value:
    Beginning of period                                                    $15.79              $15.17               N/A
    End of period                                                          $16.22              $15.79               N/A
  Accumulation units outstanding
  at the end of period                                                      1,099               734                 N/A

JNL/Eagle Core Equity Division462

  Accumulation unit value:
    Beginning of period                                                    $15.47              $14.73               N/A
    End of period                                                          $16.09              $15.47               N/A
  Accumulation units outstanding
  at the end of period                                                      1,532               754                 N/A

JNL/Eagle SmallCap Equity Division415

  Accumulation unit value:
    Beginning of period                                                    $15.77              $15.22               N/A
    End of period                                                          $18.32              $15.77               N/A
  Accumulation units outstanding
  at the end of period                                                      1,519               670                 N/A

JNL/Select Balanced Division335

  Accumulation unit value:
    Beginning of period                                                    $19.66              $17.62               N/A
    End of period                                                          $21.33              $19.66               N/A
  Accumulation units outstanding
  at the end of period                                                      5,560               424                 N/A

JNL/Putnam Equity Division653

  Accumulation unit value:
    Beginning of period                                                    $16.66               N/A                 N/A
    End of period                                                          $18.70               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,248               N/A                 N/A

JNL/PPM America High Yield Bond Division291

  Accumulation unit value:
    Beginning of period                                                    $14.47              $12.87               N/A
    End of period                                                          $14.88              $14.47               N/A
  Accumulation units outstanding
  at the end of period                                                        -                2,646                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Money Market Division467

  Accumulation unit value:
    Beginning of period                                                    $11.49              $11.51               N/A
    End of period                                                          $11.33              $11.49               N/A
  Accumulation units outstanding
  at the end of period                                                      2,097               655                 N/A

JNL/Putnam Value Equity Division526

  Accumulation unit value:
    Beginning of period                                                    $17.78               N/A                 N/A
    End of period                                                          $18.38               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       832                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division462

  Accumulation unit value:
    Beginning of period                                                    $16.50              $16.30               N/A
    End of period                                                          $17.26              $16.50               N/A
  Accumulation units outstanding
  at the end of period                                                      6,786              1,175                N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division305

  Accumulation unit value:
    Beginning of period                                                    $14.21              $14.39               N/A
    End of period                                                          $14.43              $14.21               N/A
  Accumulation units outstanding
  at the end of period                                                      1,822              1,388                N/A

JNL/T. Rowe Price Established Growth Division450

  Accumulation unit value:
    Beginning of period                                                    $22.22              $20.98               N/A
    End of period                                                          $23.89              $22.22               N/A
  Accumulation units outstanding
  at the end of period                                                      3,376               850                 N/A

JNL/JPMorgan International Equity Division450

  Accumulation unit value:
    Beginning of period                                                    $10.97              $10.11               N/A
    End of period                                                          $12.49              $10.97               N/A
  Accumulation units outstanding
  at the end of period                                                      2,910               202                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/T. Rowe Price Mid-Cap Growth Division268

  Accumulation unit value:
    Beginning of period                                                    $26.85              $18.26               N/A
    End of period                                                          $31.01              $26.85               N/A
  Accumulation units outstanding
  at the end of period                                                      5,583              2,004                N/A

JNL/Alliance Capital Growth Division450

  Accumulation unit value:
    Beginning of period                                                     $9.04              $8.83                N/A
    End of period                                                           $9.41              $9.04                N/A
  Accumulation units outstanding
  at the end of period                                                      6,429               231                 N/A

JNL/JPMorgan International Value Division290

  Accumulation unit value:
    Beginning of period                                                     $8.27              $5.50                N/A
    End of period                                                           $9.91              $8.27                N/A
  Accumulation units outstanding
  at the end of period                                                       251                755                 N/A

JNL/PIMCO Total Return Bond Division283

  Accumulation unit value:
    Beginning of period                                                    $12.95              $12.88               N/A
    End of period                                                          $13.23              $12.95               N/A
  Accumulation units outstanding
  at the end of period                                                     36,555              10,258               N/A

JNL/Lazard Small Cap Value Division290

  Accumulation unit value:
    Beginning of period                                                    $12.28              $8.65                N/A
    End of period                                                          $13.86              $12.28               N/A
  Accumulation units outstanding
  at the end of period                                                      5,741              1,237                N/A

JNL/Lazard Mid Cap Value Division290

  Accumulation unit value:
    Beginning of period                                                    $13.38              $10.29               N/A
    End of period                                                          $16.33              $13.38               N/A
  Accumulation units outstanding
  at the end of period                                                      6,645              1,136                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $12.07               N/A                 N/A
    End of period                                                          $12.39               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     10,075               N/A                 N/A

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division268

  Accumulation unit value:
    Beginning of period                                                     $7.31              $5.38                N/A
    End of period                                                           $7.96              $7.31                N/A
  Accumulation units outstanding
  at the end of period                                                      3,850              4,070                N/A

JNL/MCM The DowSM 10 Division289

  Accumulation unit value:
    Beginning of period                                                     $9.16              $6.70                N/A
    End of period                                                           $9.22              $9.16                N/A
  Accumulation units outstanding
  at the end of period                                                     29,707              32,009               N/A

JNL/MCM The S&P(R) 10 Division289

  Accumulation unit value:
    Beginning of period                                                     $8.31              $6.81                N/A
    End of period                                                           $9.56              $8.31                N/A
  Accumulation units outstanding
  at the end of period                                                     32,052              24,543               N/A

JNL/MCM Global 15 Division384

  Accumulation unit value:
    Beginning of period                                                     $9.03              $7.70                N/A
    End of period                                                          $11.31              $9.03                N/A
  Accumulation units outstanding
  at the end of period                                                     22,226              18,197               N/A

JNL/MCM 25 Division290

  Accumulation unit value:
    Beginning of period                                                     $9.64              $6.84                N/A
    End of period                                                          $11.50              $9.64                N/A
  Accumulation units outstanding
  at the end of period                                                     28,233              22,999               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Select Small-Cap Division289

  Accumulation unit value:
    Beginning of period                                                    $16.06              $10.82               N/A
    End of period                                                          $17.68              $16.06               N/A
  Accumulation units outstanding
  at the end of period                                                     13,596              11,696               N/A

JNL/MCM Technology Sector Division699

  Accumulation unit value:
    Beginning of period                                                     $5.25               N/A                 N/A
    End of period                                                           $5.50               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       567                N/A                 N/A

JNL/MCM Healthcare Sector Division699

  Accumulation unit value:
    Beginning of period                                                     $9.82               N/A                 N/A
    End of period                                                          $10.34               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       306                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division683

  Accumulation unit value:
    Beginning of period                                                    $15.99               N/A                 N/A
    End of period                                                          $16.70               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,042               N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Midcap Growth Division290

  Accumulation unit value:
    Beginning of period                                                     $6.29              $4.85                N/A
    End of period                                                           $7.30              $6.29                N/A
  Accumulation units outstanding
  at the end of period                                                      2,500               585                 N/A

JNL/FMR Balanced Division268

  Accumulation unit value:
    Beginning of period                                                     $9.18              $7.94                N/A
    End of period                                                           $9.82              $9.18                N/A
  Accumulation units outstanding
  at the end of period                                                      2,159              2,425                N/A

JNL/T. Rowe Price Value Division290

  Accumulation unit value:
    Beginning of period                                                    $11.30              $8.37                N/A
    End of period                                                          $12.74              $11.30               N/A
  Accumulation units outstanding
  at the end of period                                                     10,644              3,396                N/A

JNL/MCM S&P 500 Index Division289

  Accumulation unit value:
    Beginning of period                                                     $9.54              $7.47                N/A
    End of period                                                          $10.27              $9.54                N/A
  Accumulation units outstanding
  at the end of period                                                     29,523              20,093               N/A

JNL/MCM S&P 400 MidCap Index Division290

  Accumulation unit value:
    Beginning of period                                                    $11.09              $8.05                N/A
    End of period                                                          $12.56              $11.09               N/A
  Accumulation units outstanding
  at the end of period                                                     14,269              4,881                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Small Cap Index Division268

  Accumulation unit value:
    Beginning of period                                                    $11.21              $7.26                N/A
    End of period                                                          $12.88              $11.21               N/A
  Accumulation units outstanding
  at the end of period                                                     14,755              5,988                N/A

JNL/MCM International Index Division290

  Accumulation unit value:
    Beginning of period                                                    $11.36              $7.81                N/A
    End of period                                                          $13.28              $11.36               N/A
  Accumulation units outstanding
  at the end of period                                                      5,193              1,992                N/A

JNL/MCM Bond Index Division386

  Accumulation unit value:
    Beginning of period                                                    $10.71              $10.57               N/A
    End of period                                                          $10.86              $10.71               N/A
  Accumulation units outstanding
  at the end of period                                                      6,662              5,624                N/A

JNL/Oppenheimer Global Growth Division462

  Accumulation unit value:
    Beginning of period                                                     $9.54              $8.89                N/A
    End of period                                                          $11.01              $9.54                N/A
  Accumulation units outstanding
  at the end of period                                                      4,160              1,011                N/A

JNL/Oppenheimer Growth Division450

  Accumulation unit value:
    Beginning of period                                                     $7.82              $7.73                N/A
    End of period                                                           $7.97              $7.82                N/A
  Accumulation units outstanding
  at the end of period                                                       310                330                 N/A

JNL/AIM Large Cap Growth Division462

  Accumulation unit value:
    Beginning of period                                                    $10.14              $9.96                N/A
    End of period                                                          $10.91              $10.14               N/A
  Accumulation units outstanding
  at the end of period                                                      5,348              1,674                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Small Cap Growth Division593

  Accumulation unit value:
    Beginning of period                                                    $11.02               N/A                 N/A
    End of period                                                          $11.63               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,973               N/A                 N/A

JNL/AIM Premier Equity II Division290

  Accumulation unit value:
    Beginning of period                                                     $9.27              $7.50                N/A
    End of period                                                           $9.05              $9.27                N/A
  Accumulation units outstanding
  at the end of period                                                        -                 406                 N/A

JNL/Select Value Division462

  Accumulation unit value:
    Beginning of period                                                    $14.39              $13.53               N/A
    End of period                                                          $16.15              $14.39               N/A
  Accumulation units outstanding
  at the end of period                                                      4,151               820                 N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division706

  Accumulation unit value:
    Beginning of period                                                    $10.68               N/A                 N/A
    End of period                                                          $11.41               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       344                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM JNL 5 Division706

  Accumulation unit value:
    Beginning of period                                                    $10.35               N/A                 N/A
    End of period                                                          $10.89               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,419               N/A                 N/A

JNL/S&P Managed Moderate Growth Division318

  Accumulation unit value:
    Beginning of period                                                    $11.15              $9.92                N/A
    End of period                                                          $11.95              $11.15               N/A
  Accumulation units outstanding
  at the end of period                                                     55,588              25,521               N/A

JNL/S&P Managed Growth Division283

  Accumulation unit value:
    Beginning of period                                                    $11.23              $9.06                N/A
    End of period                                                          $12.24              $11.23               N/A
  Accumulation units outstanding
  at the end of period                                                     153,479             35,824               N/A

JNL/S&P Managed Aggressive Growth Division674

  Accumulation unit value:
    Beginning of period                                                    $11.06               N/A                 N/A
    End of period                                                          $12.02               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     55,319               N/A                 N/A

JNL/S&P Very Aggressive Growth Division I420

  Accumulation unit value:
    Beginning of period                                                    $10.52              $9.50                N/A
    End of period                                                          $10.71              $10.52               N/A
  Accumulation units outstanding
  at the end of period                                                        -                33,582               N/A

JNL/S&P Equity Growth Division I467

  Accumulation unit value:
    Beginning of period                                                     $9.83              $9.47                N/A
    End of period                                                           $9.96              $9.83                N/A
  Accumulation units outstanding
  at the end of period                                                        -                2,648                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 50 Division294

  Accumulation unit value:
    Beginning of period                                                     $9.83              $7.46                N/A
    End of period                                                           $9.97              $9.83                N/A
  Accumulation units outstanding
  at the end of period                                                        -                7,983                N/A

JNL/S&P Core Index 100 Division294

  Accumulation unit value:
    Beginning of period                                                    $10.13              $8.31                N/A
    End of period                                                          $10.26              $10.13               N/A
  Accumulation units outstanding
  at the end of period                                                        -                7,199                N/A

JNL/S&P Core Index 75 Division294

  Accumulation unit value:
    Beginning of period                                                    $10.00              $7.89                N/A
    End of period                                                          $10.15              $10.00               N/A
  Accumulation units outstanding
  at the end of period                                                        -                7,565                N/A

JNL/S&P Managed Conservative Division711

  Accumulation unit value:
    Beginning of period                                                    $10.17               N/A                 N/A
    End of period                                                          $10.30               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,030               N/A                 N/A

JNL/S&P Managed Moderate Division711

  Accumulation unit value:
    Beginning of period                                                    $10.27               N/A                 N/A
    End of period                                                          $10.48               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,982               N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.20% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND FIVE YEAR
  WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT
20% ADDITIONAL FREE WITHDRAWAL AND 5% ROLL-UP DEATH BENEFIT AND FIVE YEAR
  WITHDRAWAL CHARGE PERIOD
20% ADDITIONAL FREE WITHDRAWAL AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND
  GUARANTEED MINIMUM WITHDRAWAL BENEFIT
GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND HIGHEST ANNIVERSARY VALUE DEATH
  BENEFIT AND THREE YEAR WITHDRAWAL CHARGE PERIOD
5% ROLL-UP DEATH BENEFIT AND EARNINGSMAX AND FIVE YEAR WITHDRAWAL CHARGE PERIOD FIVE YEAR WITHDRAWAL CHARGE PERIOD AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT
  AND NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT
20% ADDITIONAL FREE WITHDRAWAL AND 5% ROLL-UP DEATH BENEFIT AND EARNINGSMAX
20% ADDITIONAL FREE WITHDRAWAL AND COMPOUNDING DEATH BENEFIT AND EARNINGSMAX AND
  FIVE YEAR WITHDRAWAL CHARGE PERIOD
COMBINED DEATH BENEFIT AND EARNINGSMAX
5% ROLL-UP DEATH BENEFIT AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED
  MINIMUM WITHDRAWAL BENEFIT RELAUNCH
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT
GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH AND THREE YEAR WITHDRAWAL CHARGE
  PERIOD
5% ROLL-UP DEATH BENEFIT AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH
5% ROLL-UP DEATH BENEFIT AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH
4% ROLL-UP DEATH BENEFIT AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED
  MINIMUM WITHDRAWAL BENEFIT
20% ADDITIONAL FREE WITHDRAWAL AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT
GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH AND THREE YEAR WITHDRAWAL CHARGE
  PERIOD
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT
  RELAUNCH AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT
  RELAUNCH
EARNINGSMAX AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND NEW GUARANTEED
  MINIMUM WITHDRAWAL BENEFIT
COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  EARNINGSMAX AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division441

  Accumulation unit value:
    Beginning of period                                                    $22.13              $20.61               N/A
    End of period                                                          $24.18              $22.13               N/A
  Accumulation units outstanding
  at the end of period                                                      1,777                67                 N/A

JNL/FMR Capital Growth Division469

  Accumulation unit value:
    Beginning of period                                                    $16.85              $16.39               N/A
    End of period                                                          $19.45              $16.85               N/A
  Accumulation units outstanding
  at the end of period                                                      2,465               180                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Global Growth Division707

  Accumulation unit value:
    Beginning of period                                                    $21.02               N/A                 N/A
    End of period                                                          $21.49               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,033               N/A                 N/A

JNL/Alger Growth Division441

  Accumulation unit value:
    Beginning of period                                                    $15.78              $14.74               N/A
    End of period                                                          $16.21              $15.78               N/A
  Accumulation units outstanding
  at the end of period                                                       708                118                 N/A

JNL/Eagle Core Equity Division398

  Accumulation unit value:
    Beginning of period                                                    $15.47              $14.09               N/A
    End of period                                                          $16.09              $15.47               N/A
  Accumulation units outstanding
  at the end of period                                                      6,380              1,408                N/A

JNL/Eagle SmallCap Equity Division398

  Accumulation unit value:
    Beginning of period                                                    $15.76              $14.50               N/A
    End of period                                                          $18.32              $15.76               N/A
  Accumulation units outstanding
  at the end of period                                                      3,898              1,130                N/A

JNL/Select Balanced Division420

  Accumulation unit value:
    Beginning of period                                                    $19.66              $18.15               N/A
    End of period                                                          $21.32              $19.66               N/A
  Accumulation units outstanding
  at the end of period                                                     11,704              1,567                N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/PPM America High Yield Bond Division429

  Accumulation unit value:
    Beginning of period                                                    $14.47              $13.94               N/A
    End of period                                                          $14.87              $14.47               N/A
  Accumulation units outstanding
  at the end of period                                                        -                1,423                N/A

JNL/Select Money Market Division334

  Accumulation unit value:
    Beginning of period                                                    $11.49              $11.62               N/A
    End of period                                                          $11.33              $11.49               N/A
  Accumulation units outstanding
  at the end of period                                                     20,462                -                  N/A

JNL/Putnam Value Equity Division398

  Accumulation unit value:
    Beginning of period                                                    $17.10              $15.40               N/A
    End of period                                                          $18.36              $17.10               N/A
  Accumulation units outstanding
  at the end of period                                                      2,424               358                 N/A

JNL/Salomon Brothers Strategic Bond Division430

  Accumulation unit value:
    Beginning of period                                                    $16.49              $16.19               N/A
    End of period                                                          $17.25              $16.49               N/A
  Accumulation units outstanding
  at the end of period                                                      3,704              1,547                N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division420

  Accumulation unit value:
    Beginning of period                                                    $14.20              $14.21               N/A
    End of period                                                          $14.43              $14.20               N/A
  Accumulation units outstanding
  at the end of period                                                      2,777              1,536                N/A

JNL/T. Rowe Price Established Growth Division420

  Accumulation unit value:
    Beginning of period                                                    $22.21              $20.17               N/A
    End of period                                                          $23.87              $22.21               N/A
  Accumulation units outstanding
  at the end of period                                                      1,392               191                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/JPMorgan International Equity Division537

  Accumulation unit value:
    Beginning of period                                                    $11.03               N/A                 N/A
    End of period                                                          $12.48               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,506               N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division420

  Accumulation unit value:
    Beginning of period                                                    $26.84              $24.09               N/A
    End of period                                                          $30.99              $26.84               N/A
  Accumulation units outstanding
  at the end of period                                                      7,459               336                 N/A

JNL/Alliance Capital Growth Division512

  Accumulation unit value:
    Beginning of period                                                     $9.19               N/A                 N/A
    End of period                                                           $9.40               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,321               N/A                 N/A

JNL/JPMorgan International Value Division445

  Accumulation unit value:
    Beginning of period                                                     $8.27              $7.54                N/A
    End of period                                                           $9.91              $8.27                N/A
  Accumulation units outstanding
  at the end of period                                                     13,354              1,986                N/A

JNL/PIMCO Total Return Bond Division186

  Accumulation unit value:
    Beginning of period                                                    $12.94              $12.63             $12.40
    End of period                                                          $13.22              $12.94             $12.63
  Accumulation units outstanding
  at the end of period                                                     23,442              5,063                 -

JNL/Lazard Small Cap Value Division441

  Accumulation unit value:
    Beginning of period                                                    $12.28              $11.28               N/A
    End of period                                                          $13.86              $12.28               N/A
  Accumulation units outstanding
  at the end of period                                                      8,226              1,454                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Lazard Mid Cap Value Division441

  Accumulation unit value:
    Beginning of period                                                    $13.38              $12.55               N/A
    End of period                                                          $16.33              $13.38               N/A
  Accumulation units outstanding
  at the end of period                                                     12,175              2,341                N/A

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $12.06               N/A                 N/A
    End of period                                                          $12.39               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     12,011               N/A                 N/A

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division420

  Accumulation unit value:
    Beginning of period                                                     $7.31              $6.55                N/A
    End of period                                                           $7.96              $7.31                N/A
  Accumulation units outstanding
  at the end of period                                                      2,127              1,174                N/A

JNL/MCM The DowSM 10 Division201

  Accumulation unit value:
    Beginning of period                                                     $9.16              $7.45               $6.33
    End of period                                                           $9.22              $9.16               $7.45
  Accumulation units outstanding
  at the end of period                                                     113,776             9,833                 -

JNL/MCM The S&P(R) 10 Division201

  Accumulation unit value:
    Beginning of period                                                     $8.31              $7.14               $7.51
    End of period                                                           $9.56              $8.31               $7.14
  Accumulation units outstanding
  at the end of period                                                     91,266              6,177                 -

JNL/MCM Global 15 Division201

  Accumulation unit value:
    Beginning of period                                                     $9.02              $6.93               $6.70
    End of period                                                          $11.31              $9.02               $6.93
  Accumulation units outstanding
  at the end of period                                                     93,438              6,629                 -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM 25 Division201

  Accumulation unit value:
    Beginning of period                                                     $9.64              $7.42               $6.96
    End of period                                                          $11.49              $9.64               $7.42
  Accumulation units outstanding
  at the end of period                                                     94,251              5,195                 -

JNL/MCM Select Small-Cap Division201

  Accumulation unit value:
    Beginning of period                                                    $16.05              $11.09             $10.08
    End of period                                                          $17.68              $16.05             $11.09
  Accumulation units outstanding
  at the end of period                                                     55,662              3,188                 -

JNL/MCM Technology Sector Division501

  Accumulation unit value:
    Beginning of period                                                     $5.91               N/A                 N/A
    End of period                                                           $5.49               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,079               N/A                 N/A

JNL/MCM Healthcare Sector Division490

  Accumulation unit value:
    Beginning of period                                                    $10.39               N/A                 N/A
    End of period                                                          $10.34               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       695                N/A                 N/A

JNL/MCM Financial Sector Division490

  Accumulation unit value:
    Beginning of period                                                    $10.50               N/A                 N/A
    End of period                                                          $11.64               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       653                N/A                 N/A

JNL/MCM Oil & Gas Sector Division490

  Accumulation unit value:
    Beginning of period                                                    $12.83               N/A                 N/A
    End of period                                                          $16.70               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,333               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division707

  Accumulation unit value:
    Beginning of period                                                     $4.26               N/A                 N/A
    End of period                                                           $4.37               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,148               N/A                 N/A

JNL/Putnam Midcap Growth Division349

  Accumulation unit value:
    Beginning of period                                                     $6.29              $5.66                N/A
    End of period                                                           $7.30              $6.29                N/A
  Accumulation units outstanding
  at the end of period                                                      1,985               630                 N/A

JNL/FMR Balanced Division427

  Accumulation unit value:
    Beginning of period                                                     $9.17              $8.80                N/A
    End of period                                                           $9.82              $9.17                N/A
  Accumulation units outstanding
  at the end of period                                                     15,423              7,078                N/A

JNL/T. Rowe Price Value Division420

  Accumulation unit value:
    Beginning of period                                                    $11.30              $10.00               N/A
    End of period                                                          $12.73              $11.30               N/A
  Accumulation units outstanding
  at the end of period                                                     25,763              2,427                N/A

JNL/MCM S&P 500 Index Division186

  Accumulation unit value:
    Beginning of period                                                     $9.54              $7.63               $7.75
    End of period                                                          $10.27              $9.54               $7.63
  Accumulation units outstanding
  at the end of period                                                     98,001              12,208                -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM S&P 400 MidCap Index Division201

  Accumulation unit value:
    Beginning of period                                                    $11.09              $8.43               $7.67
    End of period                                                          $12.56              $11.09              $8.43
  Accumulation units outstanding
  at the end of period                                                     60,222              2,741                 -

JNL/MCM Small Cap Index Division201

  Accumulation unit value:
    Beginning of period                                                    $11.21              $7.85               $7.20
    End of period                                                          $12.87              $11.21              $7.85
  Accumulation units outstanding
  at the end of period                                                     34,785              2,028                 -

JNL/MCM International Index Division201

  Accumulation unit value:
    Beginning of period                                                    $11.36              $8.46               $7.94
    End of period                                                          $13.28              $11.36              $8.46
  Accumulation units outstanding
  at the end of period                                                     30,885              2,553                 -

JNL/MCM Bond Index Division201

  Accumulation unit value:
    Beginning of period                                                    $10.71              $10.63             $10.52
    End of period                                                          $10.85              $10.71             $10.63
  Accumulation units outstanding
  at the end of period                                                     23,911              1,361                 -

JNL/Oppenheimer Global Growth Division469

  Accumulation unit value:
    Beginning of period                                                     $9.54              $9.10                N/A
    End of period                                                          $11.01              $9.54                N/A
  Accumulation units outstanding
  at the end of period                                                     15,624               648                 N/A

JNL/Oppenheimer Growth Division441

  Accumulation unit value:
    Beginning of period                                                     $7.81              $7.69                N/A
    End of period                                                           $7.97              $7.81                N/A
  Accumulation units outstanding
  at the end of period                                                      5,716               226                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Large Cap Growth Division349

  Accumulation unit value:
    Beginning of period                                                    $10.13              $9.20                N/A
    End of period                                                          $10.90              $10.13               N/A
  Accumulation units outstanding
  at the end of period                                                     10,335              2,366                N/A

JNL/AIM Small Cap Growth Division349

  Accumulation unit value:
    Beginning of period                                                    $11.13              $9.47                N/A
    End of period                                                          $11.63              $11.13               N/A
  Accumulation units outstanding
  at the end of period                                                      1,292               166                 N/A

JNL/AIM Premier Equity II Division469

  Accumulation unit value:
    Beginning of period                                                     $9.27              $8.90                N/A
    End of period                                                           $9.05              $9.27                N/A
  Accumulation units outstanding
  at the end of period                                                        -                 331                 N/A

JNL/Select Value Division440

  Accumulation unit value:
    Beginning of period                                                    $14.39              $13.06               N/A
    End of period                                                          $16.15              $14.39               N/A
  Accumulation units outstanding
  at the end of period                                                      1,896               613                 N/A

JNL/MCM Nasdaq 15 Division700

  Accumulation unit value:
    Beginning of period                                                    $10.40               N/A                 N/A
    End of period                                                          $10.81               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,952               N/A                 N/A

JNL/MCM Value Line 25 Division683

  Accumulation unit value:
    Beginning of period                                                     $9.51               N/A                 N/A
    End of period                                                          $11.41               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     18,965               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM VIP Division723

  Accumulation unit value:
    Beginning of period                                                    $10.76               N/A                 N/A
    End of period                                                          $11.06               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,389               N/A                 N/A

JNL/MCM JNL 5 Division683

  Accumulation unit value:
    Beginning of period                                                     $9.70               N/A                 N/A
    End of period                                                          $10.89               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     65,365               N/A                 N/A

JNL/S&P Managed Moderate Growth Division186

  Accumulation unit value:
    Beginning of period                                                    $11.14              $9.67               $9.66
    End of period                                                          $11.94              $11.14              $9.67
  Accumulation units outstanding
  at the end of period                                                     127,551             2,037                 -

JNL/S&P Managed Growth Division212

  Accumulation unit value:
    Beginning of period                                                    $11.23              $9.43               $9.33
    End of period                                                          $12.23              $11.23              $9.43
  Accumulation units outstanding
  at the end of period                                                     32,748              13,926                -

JNL/S&P Managed Aggressive Growth Division480

  Accumulation unit value:
    Beginning of period                                                    $10.91              $10.75               N/A
    End of period                                                          $12.01              $10.91               N/A
  Accumulation units outstanding
  at the end of period                                                     85,611              6,837                N/A

JNL/S&P Very Aggressive Growth Division I538

  Accumulation unit value:
    Beginning of period                                                    $10.69               N/A                 N/A
    End of period                                                          $10.70               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Equity Growth Division I157

  Accumulation unit value:
    Beginning of period                                                     $9.82              $7.75               $7.49
    End of period                                                           $9.95              $9.82               $7.75
  Accumulation units outstanding
  at the end of period                                                        -                1,621                 -

JNL/S&P Equity Aggressive Growth Division I398

  Accumulation unit value:
    Beginning of period                                                    $10.05              $9.04                N/A
    End of period                                                          $10.21              $10.05               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 203                 N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division186

  Accumulation unit value:
    Beginning of period                                                    $10.13              $8.48               $8.53
    End of period                                                          $10.26              $10.13              $8.48
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division691

  Accumulation unit value:
    Beginning of period                                                     $9.98               N/A                 N/A
    End of period                                                          $10.30               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,761               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Division696

  Accumulation unit value:
    Beginning of period                                                    $10.03               N/A                 N/A
    End of period                                                          $10.48               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     22,570               N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.21% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND MAXIMUM ANNIVERSARY VALUE DEATH
  BENEFIT AND PREMIUM CREDIT 4%
COMPOUNDING DEATH BENEFIT AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM
  CREDIT 4%
NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 4%
GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH AND PREMIUM CREDIT 4%
$1 MILLION PREMIUM ADMINISTRATIVE FEE WAIVER AND COMBINATION 5% ROLL-UP AND
  HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM CREDIT 4%
5% ROLL-UP DEATH BENEFIT AND PREMIUM CREDIT
4% PREMIUM CREDIT 4% AND THREE YEAR WITHDRAWAL CHARGE PERIOD COMBINATION
4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM CREDIT 4%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division306

  Accumulation unit value:
    Beginning of period                                                    $22.11              $16.89               N/A
    End of period                                                          $24.15              $22.11               N/A
  Accumulation units outstanding
  at the end of period                                                     19,939              7,238                N/A

JNL/FMR Capital Growth Division371

  Accumulation unit value:
    Beginning of period                                                    $16.84              $14.87               N/A
    End of period                                                          $19.43              $16.84               N/A
  Accumulation units outstanding
  at the end of period                                                       714                 -                  N/A

JNL/Select Global Growth Division636

  Accumulation unit value:
    Beginning of period                                                    $17.64               N/A                 N/A
    End of period                                                          $21.45               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       956                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alger Growth Division309

  Accumulation unit value:
    Beginning of period                                                    $15.77              $12.23               N/A
    End of period                                                          $16.20              $15.77               N/A
  Accumulation units outstanding
  at the end of period                                                      9,897              6,349                N/A

JNL/Eagle Core Equity Division278

  Accumulation unit value:
    Beginning of period                                                    $15.45              $12.15               N/A
    End of period                                                          $16.07              $15.45               N/A
  Accumulation units outstanding
  at the end of period                                                     19,145              9,880                N/A

JNL/Eagle SmallCap Equity Division284

  Accumulation unit value:
    Beginning of period                                                    $15.75              $9.98                N/A
    End of period                                                          $18.30              $15.75               N/A
  Accumulation units outstanding
  at the end of period                                                     10,853              12,417               N/A

JNL/Select Balanced Division269

  Accumulation unit value:
    Beginning of period                                                    $19.64              $15.91               N/A
    End of period                                                          $21.30              $19.64               N/A
  Accumulation units outstanding
  at the end of period                                                     57,653              10,727               N/A

JNL/Putnam Equity Division630

  Accumulation unit value:
    Beginning of period                                                    $16.58               N/A                 N/A
    End of period                                                          $18.68               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,617               N/A                 N/A

JNL/PPM America High Yield Bond Division267

  Accumulation unit value:
    Beginning of period                                                    $14.45              $12.58               N/A
    End of period                                                          $14.86              $14.45               N/A
  Accumulation units outstanding
  at the end of period                                                        -                29,523               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Money Market Division281

  Accumulation unit value:
    Beginning of period                                                    $11.48              $11.65               N/A
    End of period                                                          $11.32              $11.48               N/A
  Accumulation units outstanding
  at the end of period                                                     36,433              37,469               N/A

JNL/Putnam Value Equity Division278

  Accumulation unit value:
    Beginning of period                                                    $17.08              $13.24               N/A
    End of period                                                          $18.34              $17.08               N/A
  Accumulation units outstanding
  at the end of period                                                     30,545              12,184               N/A

JNL/Salomon Brothers Strategic Bond Division267

  Accumulation unit value:
    Beginning of period                                                    $16.48              $14.98               N/A
    End of period                                                          $17.23              $16.48               N/A
  Accumulation units outstanding
  at the end of period                                                     29,378              4,068                N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division267

  Accumulation unit value:
    Beginning of period                                                    $14.19              $14.34               N/A
    End of period                                                          $14.41              $14.19               N/A
  Accumulation units outstanding
  at the end of period                                                     33,583              23,307               N/A

JNL/T. Rowe Price Established Growth Division298

  Accumulation unit value:
    Beginning of period                                                    $22.19              $16.98               N/A
    End of period                                                          $23.85              $22.19               N/A
  Accumulation units outstanding
  at the end of period                                                     21,735              8,756                N/A

JNL/JPMorgan International Equity Division316

  Accumulation unit value:
    Beginning of period                                                    $10.96              $8.40                N/A
    End of period                                                          $12.47              $10.96               N/A
  Accumulation units outstanding
  at the end of period                                                      3,347              3,855                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/T. Rowe Price Mid-Cap Growth Division306

  Accumulation unit value:
    Beginning of period                                                    $26.82              $19.54               N/A
    End of period                                                          $30.96              $26.82               N/A
  Accumulation units outstanding
  at the end of period                                                     26,694              14,924               N/A

JNL/Alliance Capital Growth Division306

  Accumulation unit value:
    Beginning of period                                                     $9.04              $7.53                N/A
    End of period                                                           $9.40              $9.04                N/A
  Accumulation units outstanding
  at the end of period                                                      5,221              5,912                N/A

JNL/JPMorgan International Value Division376

  Accumulation unit value:
    Beginning of period                                                     $8.26              $6.78                N/A
    End of period                                                           $9.90              $8.26                N/A
  Accumulation units outstanding
  at the end of period                                                     68,114              3,079                N/A

JNL/PIMCO Total Return Bond Division267

  Accumulation unit value:
    Beginning of period                                                    $12.94              $12.70               N/A
    End of period                                                          $13.22              $12.94               N/A
  Accumulation units outstanding
  at the end of period                                                     83,166              41,224               N/A

JNL/Lazard Small Cap Value Division368

  Accumulation unit value:
    Beginning of period                                                    $12.27              $10.59               N/A
    End of period                                                          $13.85              $12.27               N/A
  Accumulation units outstanding
  at the end of period                                                     35,357              11,504               N/A

JNL/Lazard Mid Cap Value Division284

  Accumulation unit value:
    Beginning of period                                                    $13.37              $9.79                N/A
    End of period                                                          $16.31              $13.37               N/A
  Accumulation units outstanding
  at the end of period                                                     34,142              19,274               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $12.05               N/A                 N/A
    End of period                                                          $12.38               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     86,632               N/A                 N/A

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division358

  Accumulation unit value:
    Beginning of period                                                     $7.31              $6.42                N/A
    End of period                                                           $7.95              $7.31                N/A
  Accumulation units outstanding
  at the end of period                                                     26,404              7,087                N/A

JNL/MCM The DowSM 10 Division284

  Accumulation unit value:
    Beginning of period                                                     $9.15              $6.22                N/A
    End of period                                                           $9.21              $9.15                N/A
  Accumulation units outstanding
  at the end of period                                                     364,716            122,260               N/A

JNL/MCM The S&P(R) 10 Division284

  Accumulation unit value:
    Beginning of period                                                     $8.30              $6.53                N/A
    End of period                                                           $9.56              $8.30                N/A
  Accumulation units outstanding
  at the end of period                                                     307,206             91,003               N/A

JNL/MCM Global 15 Division284

  Accumulation unit value:
    Beginning of period                                                     $9.02              $5.81                N/A
    End of period                                                          $11.30              $9.02                N/A
  Accumulation units outstanding
  at the end of period                                                     314,305             85,962               N/A

JNL/MCM 25 Division288

  Accumulation unit value:
    Beginning of period                                                     $9.63              $6.59                N/A
    End of period                                                          $11.49              $9.63                N/A
  Accumulation units outstanding
  at the end of period                                                     322,132            110,530               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Select Small-Cap Division288

  Accumulation unit value:
    Beginning of period                                                    $16.05              $10.54               N/A
    End of period                                                          $17.67              $16.05               N/A
  Accumulation units outstanding
  at the end of period                                                     183,025             59,527               N/A

JNL/MCM Technology Sector Division477

  Accumulation unit value:
    Beginning of period                                                     $5.55              $5.33                N/A
    End of period                                                           $5.49              $5.55                N/A
  Accumulation units outstanding
  at the end of period                                                      8,977               678                 N/A

JNL/MCM Healthcare Sector Division569

  Accumulation unit value:
    Beginning of period                                                    $10.45               N/A                 N/A
    End of period                                                          $10.34               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      9,343               N/A                 N/A

JNL/MCM Financial Sector Division490

  Accumulation unit value:
    Beginning of period                                                    $10.50               N/A                 N/A
    End of period                                                          $11.63               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,538               N/A                 N/A

JNL/MCM Oil & Gas Sector Division477

  Accumulation unit value:
    Beginning of period                                                    $12.80              $12.26               N/A
    End of period                                                          $16.69              $12.80               N/A
  Accumulation units outstanding
  at the end of period                                                     12,629               354                 N/A

JNL/MCM Consumer Brands Sector Division712

  Accumulation unit value:
    Beginning of period                                                    $10.13               N/A                 N/A
    End of period                                                          $10.44               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,949               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division548

  Accumulation unit value:
    Beginning of period                                                     $3.96               N/A                 N/A
    End of period                                                           $4.37               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      9,595               N/A                 N/A

JNL/Putnam Midcap Growth Division374

  Accumulation unit value:
    Beginning of period                                                     $6.29              $5.65                N/A
    End of period                                                           $7.30              $6.29                N/A
  Accumulation units outstanding
  at the end of period                                                     12,362              9,174                N/A

JNL/FMR Balanced Division269

  Accumulation unit value:
    Beginning of period                                                     $9.17              $7.99                N/A
    End of period                                                           $9.82              $9.17                N/A
  Accumulation units outstanding
  at the end of period                                                     31,011              20,451               N/A

JNL/T. Rowe Price Value Division289

  Accumulation unit value:
    Beginning of period                                                    $11.29              $8.33                N/A
    End of period                                                          $12.73              $11.29               N/A
  Accumulation units outstanding
  at the end of period                                                     113,781             33,122               N/A

JNL/MCM S&P 500 Index Division274

  Accumulation unit value:
    Beginning of period                                                     $9.53              $7.21                N/A
    End of period                                                          $10.26              $9.53                N/A
  Accumulation units outstanding
  at the end of period                                                     246,901             55,383               N/A

JNL/MCM S&P 400 MidCap Index Division274

  Accumulation unit value:
    Beginning of period                                                    $11.09              $7.86                N/A
    End of period                                                          $12.56              $11.09               N/A
  Accumulation units outstanding
  at the end of period                                                     104,262             49,445               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Small Cap Index Division274

  Accumulation unit value:
    Beginning of period                                                    $11.21              $7.32                N/A
    End of period                                                          $12.87              $11.21               N/A
  Accumulation units outstanding
  at the end of period                                                     96,014              48,150               N/A

JNL/MCM International Index Division274

  Accumulation unit value:
    Beginning of period                                                    $11.36              $8.00                N/A
    End of period                                                          $13.28              $11.36               N/A
  Accumulation units outstanding
  at the end of period                                                     76,673              27,309               N/A

JNL/MCM Bond Index Division274

  Accumulation unit value:
    Beginning of period                                                    $10.70              $10.67               N/A
    End of period                                                          $10.85              $10.70               N/A
  Accumulation units outstanding
  at the end of period                                                     71,649              15,170               N/A

JNL/Oppenheimer Global Growth Division281

  Accumulation unit value:
    Beginning of period                                                     $9.54              $6.38                N/A
    End of period                                                          $11.01              $9.54                N/A
  Accumulation units outstanding
  at the end of period                                                     31,953              18,011               N/A

JNL/Oppenheimer Growth Division310

  Accumulation unit value:
    Beginning of period                                                     $7.81              $6.86                N/A
    End of period                                                           $7.97              $7.81                N/A
  Accumulation units outstanding
  at the end of period                                                       60                  24                 N/A

JNL/AIM Large Cap Growth Division303

  Accumulation unit value:
    Beginning of period                                                    $10.13              $8.17                N/A
    End of period                                                          $10.90              $10.13               N/A
  Accumulation units outstanding
  at the end of period                                                     15,884              12,678               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Small Cap Growth Division288

  Accumulation unit value:
    Beginning of period                                                    $11.13              $7.64                N/A
    End of period                                                          $11.63              $11.13               N/A
  Accumulation units outstanding
  at the end of period                                                      1,940              2,836                N/A

JNL/AIM Premier Equity II Division457

  Accumulation unit value:
    Beginning of period                                                     $9.30              $8.70                N/A
    End of period                                                           $9.08              $9.30                N/A
  Accumulation units outstanding
  at the end of period                                                        -                1,310                N/A

JNL/Select Value Division361

  Accumulation unit value:
    Beginning of period                                                    $14.38              $12.43               N/A
    End of period                                                          $16.15              $14.38               N/A
  Accumulation units outstanding
  at the end of period                                                     12,415              5,044                N/A

JNL/MCM Nasdaq 15 Division692

  Accumulation unit value:
    Beginning of period                                                    $10.12               N/A                 N/A
    End of period                                                          $10.81               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,340               N/A                 N/A

JNL/MCM Value Line 25 Division687

  Accumulation unit value:
    Beginning of period                                                     $9.47               N/A                 N/A
    End of period                                                          $11.41               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     136,985              N/A                 N/A

JNL/MCM VIP Division690

  Accumulation unit value:
    Beginning of period                                                     $9.76               N/A                 N/A
    End of period                                                          $11.06               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     90,543               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM JNL 5 Division690

  Accumulation unit value:
    Beginning of period                                                     $9.62               N/A                 N/A
    End of period                                                          $10.89               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     234,785              N/A                 N/A

JNL/S&P Managed Moderate Growth Division270

  Accumulation unit value:
    Beginning of period                                                    $11.14              $9.48                N/A
    End of period                                                          $11.94              $11.14               N/A
  Accumulation units outstanding
  at the end of period                                                     288,516            133,107               N/A

JNL/S&P Managed Growth Division279

  Accumulation unit value:
    Beginning of period                                                    $11.22              $9.11                N/A
    End of period                                                          $12.23              $11.22               N/A
  Accumulation units outstanding
  at the end of period                                                     245,184            111,408               N/A

JNL/S&P Managed Aggressive Growth Division279

  Accumulation unit value:
    Beginning of period                                                    $10.90              $8.41                N/A
    End of period                                                          $12.01              $10.90               N/A
  Accumulation units outstanding
  at the end of period                                                     118,044             30,256               N/A

JNL/S&P Very Aggressive Growth Division I368

  Accumulation unit value:
    Beginning of period                                                    $10.51              $9.45                N/A
    End of period                                                          $10.70              $10.51               N/A
  Accumulation units outstanding
  at the end of period                                                        -                6,352                N/A

JNL/S&P Equity Growth Division I267

  Accumulation unit value:
    Beginning of period                                                     $9.82              $7.18                N/A
    End of period                                                           $9.95              $9.82                N/A
  Accumulation units outstanding
  at the end of period                                                        -                37,482               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Equity Aggressive Growth Division I347

  Accumulation unit value:
    Beginning of period                                                    $10.04              $8.91                N/A
    End of period                                                          $10.20              $10.04               N/A
  Accumulation units outstanding
  at the end of period                                                        -                1,487                N/A

JNL/S&P Core Index 50 Division278

  Accumulation unit value:
    Beginning of period                                                     $9.83              $7.30                N/A
    End of period                                                           $9.97              $9.83                N/A
  Accumulation units outstanding
  at the end of period                                                        -                1,517                N/A

JNL/S&P Core Index 100 Division289

  Accumulation unit value:
    Beginning of period                                                    $10.12              $8.30                N/A
    End of period                                                          $10.25              $10.12               N/A
  Accumulation units outstanding
  at the end of period                                                        -                27,640               N/A

JNL/S&P Core Index 75 Division359

  Accumulation unit value:
    Beginning of period                                                     $9.99              $8.84                N/A
    End of period                                                          $10.15              $9.99                N/A
  Accumulation units outstanding
  at the end of period                                                        -                2,362                N/A

JNL/S&P Managed Conservative Division691

  Accumulation unit value:
    Beginning of period                                                     $9.98               N/A                 N/A
    End of period                                                          $10.30               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     100,948              N/A                 N/A

JNL/S&P Managed Moderate Division696

  Accumulation unit value:
    Beginning of period                                                    $10.03               N/A                 N/A
    End of period                                                          $10.48               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     101,969              N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.22% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND
  PREMIUM CREDIT 3%
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM
  CREDIT 3%
4% ROLL-UP DEATH BENEFIT AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM
  CREDIT 3%
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT
  AND PREMIUM CREDIT 3%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division729

  Accumulation unit value:
    Beginning of period                                                    $19.03               N/A                 N/A
    End of period                                                          $19.41               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       106                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division729

  Accumulation unit value:
    Beginning of period                                                    $15.97               N/A                 N/A
    End of period                                                          $16.18               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       210                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division729

  Accumulation unit value:
    Beginning of period                                                    $15.74               N/A                 N/A
    End of period                                                          $16.06               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       427                N/A                 N/A

JNL/Eagle SmallCap Equity Division517

  Accumulation unit value:
    Beginning of period                                                    $17.11               N/A                 N/A
    End of period                                                          $18.29               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,621               N/A                 N/A

JNL/Select Balanced Division626

  Accumulation unit value:
    Beginning of period                                                    $19.56               N/A                 N/A
    End of period                                                          $21.28               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,441               N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division456

  Accumulation unit value:
    Beginning of period                                                    $14.44              $14.10               N/A
    End of period                                                          $14.84              $14.44               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 442                 N/A

JNL/Select Money Market Division729

  Accumulation unit value:
    Beginning of period                                                    $11.31               N/A                 N/A
    End of period                                                          $11.30               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       297                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division729

  Accumulation unit value:
    Beginning of period                                                    $17.18               N/A                 N/A
    End of period                                                          $17.21               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       274                N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division729

  Accumulation unit value:
    Beginning of period                                                    $14.41               N/A                 N/A
    End of period                                                          $14.40               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       140                N/A                 N/A

JNL/T. Rowe Price Established Growth Division729

  Accumulation unit value:
    Beginning of period                                                    $23.42               N/A                 N/A
    End of period                                                          $23.83               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       287                N/A                 N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division600

  Accumulation unit value:
    Beginning of period                                                    $27.88               N/A                 N/A
    End of period                                                          $30.93               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,249               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division671

  Accumulation unit value:
    Beginning of period                                                     $8.60               N/A                 N/A
    End of period                                                           $9.89               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,505               N/A                 N/A

JNL/PIMCO Total Return Bond Division456

  Accumulation unit value:
    Beginning of period                                                    $12.93              $12.90               N/A
    End of period                                                          $13.21              $12.93               N/A
  Accumulation units outstanding
  at the end of period                                                      5,163               483                 N/A

JNL/Lazard Small Cap Value Division600

  Accumulation unit value:
    Beginning of period                                                    $12.47               N/A                 N/A
    End of period                                                          $13.84               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,036               N/A                 N/A

JNL/Lazard Mid Cap Value Division671

  Accumulation unit value:
    Beginning of period                                                    $14.34               N/A                 N/A
    End of period                                                          $16.30               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       995                N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $12.05               N/A                 N/A
    End of period                                                          $12.37               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       708                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division441

  Accumulation unit value:
    Beginning of period                                                     $9.15              $8.05                N/A
    End of period                                                           $9.21              $9.15                N/A
  Accumulation units outstanding
  at the end of period                                                     10,090              5,368                N/A

JNL/MCM The S&P(R) 10 Division441

  Accumulation unit value:
    Beginning of period                                                     $8.30              $7.75                N/A
    End of period                                                           $9.55              $8.30                N/A
  Accumulation units outstanding
  at the end of period                                                      7,285              5,723                N/A

JNL/MCM Global 15 Division441

  Accumulation unit value:
    Beginning of period                                                     $9.02              $8.67                N/A
    End of period                                                          $11.30              $9.02                N/A
  Accumulation units outstanding
  at the end of period                                                      6,603              5,060                N/A

JNL/MCM 25 Division443

  Accumulation unit value:
    Beginning of period                                                     $9.63              $8.55                N/A
    End of period                                                          $11.48              $9.63                N/A
  Accumulation units outstanding
  at the end of period                                                      4,252              4,688                N/A

JNL/MCM Select Small-Cap Division441

  Accumulation unit value:
    Beginning of period                                                    $16.04              $15.10               N/A
    End of period                                                          $17.66              $16.04               N/A
  Accumulation units outstanding
  at the end of period                                                      3,617              2,801                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division531

  Accumulation unit value:
    Beginning of period                                                    $11.21               N/A                 N/A
    End of period                                                          $11.62               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       995                N/A                 N/A

JNL/MCM Oil & Gas Sector Division531

  Accumulation unit value:
    Beginning of period                                                    $13.90               N/A                 N/A
    End of period                                                          $16.68               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       802                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Value Division671

  Accumulation unit value:
    Beginning of period                                                    $11.52               N/A                 N/A
    End of period                                                          $12.72               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,656               N/A                 N/A

JNL/MCM S&P 500 Index Division517

  Accumulation unit value:
    Beginning of period                                                     $9.90               N/A                 N/A
    End of period                                                          $10.26               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     14,172               N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division517

  Accumulation unit value:
    Beginning of period                                                    $11.68               N/A                 N/A
    End of period                                                          $12.56               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,606               N/A                 N/A

JNL/MCM Small Cap Index Division600

  Accumulation unit value:
    Beginning of period                                                    $11.38               N/A                 N/A
    End of period                                                          $12.87               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,810               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division600

  Accumulation unit value:
    Beginning of period                                                    $11.59               N/A                 N/A
    End of period                                                          $13.27               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,089               N/A                 N/A

JNL/MCM Bond Index Division517

  Accumulation unit value:
    Beginning of period                                                    $10.82               N/A                 N/A
    End of period                                                          $10.85               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,034               N/A                 N/A

JNL/Oppenheimer Global Growth Division729

  Accumulation unit value:
    Beginning of period                                                    $10.81               N/A                 N/A
    End of period                                                          $11.00               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       249                N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division635

  Accumulation unit value:
    Beginning of period                                                     $9.47               N/A                 N/A
    End of period                                                          $10.90               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,576               N/A                 N/A

JNL/AIM Small Cap Growth Division600

  Accumulation unit value:
    Beginning of period                                                    $11.06               N/A                 N/A
    End of period                                                          $11.62               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       932                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division729

  Accumulation unit value:
    Beginning of period                                                    $15.87               N/A                 N/A
    End of period                                                          $16.14               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       212                N/A                 N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division570

  Accumulation unit value:
    Beginning of period                                                    $11.09               N/A                 N/A
    End of period                                                          $11.93               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,435               N/A                 N/A

JNL/S&P Managed Growth Division500

  Accumulation unit value:
    Beginning of period                                                    $11.52               N/A                 N/A
    End of period                                                          $12.22               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     13,327               N/A                 N/A

JNL/S&P Managed Aggressive Growth Division674

  Accumulation unit value:
    Beginning of period                                                    $11.05               N/A                 N/A
    End of period                                                          $12.00               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     46,854               N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I546

  Accumulation unit value:
    Beginning of period                                                     $9.97               N/A                 N/A
    End of period                                                           $9.94               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I442

  Accumulation unit value:
    Beginning of period                                                    $10.04              $9.47                N/A
    End of period                                                          $10.20              $10.04               N/A
  Accumulation units outstanding
  at the end of period                                                        -                33,949               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.245% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM CREDIT 2% AND THREE YEAR
  WITHDRAWAL CHARGE PERIOD
COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND FIVE YEAR
  WITHDRAWAL CHARGE PERIOD AND PREMIUM CREDIT 2%
20% ADDITIONAL FREE WITHDRAWAL AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND
  PREMIUM CREDIT 2%
20% ADDITIONAL FREE WITHDRAWAL AND 4% ROLL-UP DEATH BENEFIT AND PREMIUM
  CREDIT 2%
20% ADDITIONAL FREE WITHDRAWAL AND COMBINATION 4% ROLL-UP AND HIGHEST
  ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM CREDIT 2%
20% ADDITIONAL FREE WITHDRAWAL AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND
  PREMIUM CREDIT 2%
GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND HIGHEST ANNIVERSARY VALUE DEATH
  BENEFIT AND PREMIUM CREDIT 2%
GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH AND PREMIUM CREDIT 2%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division687

  Accumulation unit value:
    Beginning of period                                                    $19.44               N/A                 N/A
    End of period                                                          $21.39               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,070               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle Core Equity Division675

  Accumulation unit value:
    Beginning of period                                                    $14.79               N/A                 N/A
    End of period                                                          $16.02               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       315                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division464

  Accumulation unit value:
    Beginning of period                                                    $19.58              $18.87               N/A
    End of period                                                          $21.23              $19.58               N/A
  Accumulation units outstanding
  at the end of period                                                      2,594               539                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division475

  Accumulation unit value:
    Beginning of period                                                    $14.41              $14.32               N/A
    End of period                                                          $14.81              $14.41               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 426                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Money Market Division688

  Accumulation unit value:
    Beginning of period                                                    $11.29               N/A                 N/A
    End of period                                                          $11.28               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,925               N/A                 N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division475

  Accumulation unit value:
    Beginning of period                                                    $16.43              $16.35               N/A
    End of period                                                          $17.17              $16.43               N/A
  Accumulation units outstanding
  at the end of period                                                      1,528               373                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division631

  Accumulation unit value:
    Beginning of period                                                    $14.07               N/A                 N/A
    End of period                                                          $14.36               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       957                N/A                 N/A

JNL/T. Rowe Price Established Growth Division475

  Accumulation unit value:
    Beginning of period                                                    $22.12              $21.26               N/A
    End of period                                                          $23.77              $22.12               N/A
  Accumulation units outstanding
  at the end of period                                                      1,485               287                 N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/T. Rowe Price Mid-Cap Growth Division464

  Accumulation unit value:
    Beginning of period                                                    $26.74              $26.25               N/A
    End of period                                                          $30.86              $26.74               N/A
  Accumulation units outstanding
  at the end of period                                                      2,102               427                 N/A

JNL/Alliance Capital Growth Division510

  Accumulation unit value:
    Beginning of period                                                     $9.05               N/A                 N/A
    End of period                                                           $9.37               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,803               N/A                 N/A

JNL/JPMorgan International Value Division510

  Accumulation unit value:
    Beginning of period                                                     $8.39               N/A                 N/A
    End of period                                                           $9.88               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,433               N/A                 N/A

JNL/PIMCO Total Return Bond Division464

  Accumulation unit value:
    Beginning of period                                                    $12.91              $12.80               N/A
    End of period                                                          $13.18              $12.91               N/A
  Accumulation units outstanding
  at the end of period                                                      4,448              1,344                N/A

JNL/Lazard Small Cap Value Division464

  Accumulation unit value:
    Beginning of period                                                    $12.24              $11.93               N/A
    End of period                                                          $13.81              $12.24               N/A
  Accumulation units outstanding
  at the end of period                                                      2,262               728                 N/A

JNL/Lazard Mid Cap Value Division464

  Accumulation unit value:
    Beginning of period                                                    $13.35              $12.97               N/A
    End of period                                                          $16.28              $13.35               N/A
  Accumulation units outstanding
  at the end of period                                                      2,931               667                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $12.03               N/A                 N/A
    End of period                                                          $12.35               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,414               N/A                 N/A

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division529

  Accumulation unit value:
    Beginning of period                                                     $7.53               N/A                 N/A
    End of period                                                           $7.94               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,392               N/A                 N/A

JNL/MCM The DowSM 10 Division503

  Accumulation unit value:
    Beginning of period                                                     $9.22               N/A                 N/A
    End of period                                                           $9.19               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     13,998               N/A                 N/A

JNL/MCM The S&P(R) 10 Division503

  Accumulation unit value:
    Beginning of period                                                     $8.61               N/A                 N/A
    End of period                                                           $9.54               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     14,822               N/A                 N/A

JNL/MCM Global 15 Division475

  Accumulation unit value:
    Beginning of period                                                     $9.00              $8.66                N/A
    End of period                                                          $11.28              $9.00                N/A
  Accumulation units outstanding
  at the end of period                                                     14,068              1,409                N/A

JNL/MCM 25 Division503

  Accumulation unit value:
    Beginning of period                                                     $9.73               N/A                 N/A
    End of period                                                          $11.47               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      8,873               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Select Small-Cap Division503

  Accumulation unit value:
    Beginning of period                                                    $16.01               N/A                 N/A
    End of period                                                          $17.64               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,822               N/A                 N/A

JNL/MCM Technology Sector Division687

  Accumulation unit value:
    Beginning of period                                                     $4.98               N/A                 N/A
    End of period                                                           $5.48               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,344               N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division634

  Accumulation unit value:
    Beginning of period                                                    $14.47               N/A                 N/A
    End of period                                                          $16.65               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       556                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division687

  Accumulation unit value:
    Beginning of period                                                     $9.08               N/A                 N/A
    End of period                                                           $9.80               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,844               N/A                 N/A

JNL/T. Rowe Price Value Division464

  Accumulation unit value:
    Beginning of period                                                    $11.28              $10.60               N/A
    End of period                                                          $12.71              $11.28               N/A
  Accumulation units outstanding
  at the end of period                                                      8,186              2,092                N/A

JNL/MCM S&P 500 Index Division507

  Accumulation unit value:
    Beginning of period                                                     $9.71               N/A                 N/A
    End of period                                                          $10.25               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     130,484              N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division602

  Accumulation unit value:
    Beginning of period                                                    $11.36               N/A                 N/A
    End of period                                                          $12.55               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     12,081               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Small Cap Index Division510

  Accumulation unit value:
    Beginning of period                                                    $11.42               N/A                 N/A
    End of period                                                          $12.86               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     13,470               N/A                 N/A

JNL/MCM International Index Division546

  Accumulation unit value:
    Beginning of period                                                    $11.63               N/A                 N/A
    End of period                                                          $13.26               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     10,036               N/A                 N/A

JNL/MCM Bond Index Division602

  Accumulation unit value:
    Beginning of period                                                    $10.50               N/A                 N/A
    End of period                                                          $10.84               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,178               N/A                 N/A

JNL/Oppenheimer Global Growth Division464

  Accumulation unit value:
    Beginning of period                                                     $9.53              $8.99                N/A
    End of period                                                          $10.99              $9.53                N/A
  Accumulation units outstanding
  at the end of period                                                      3,819              2,579                N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division464

  Accumulation unit value:
    Beginning of period                                                    $10.12              $10.06               N/A
    End of period                                                          $10.89              $10.12               N/A
  Accumulation units outstanding
  at the end of period                                                      5,604              2,265                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Small Cap Growth Division464

  Accumulation unit value:
    Beginning of period                                                    $11.12              $11.14               N/A
    End of period                                                          $11.61              $11.12               N/A
  Accumulation units outstanding
  at the end of period                                                      2,749              1,143                N/A

JNL/AIM Premier Equity II Division510

  Accumulation unit value:
    Beginning of period                                                     $9.31               N/A                 N/A
    End of period                                                           $9.04               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Select Value Division475

  Accumulation unit value:
    Beginning of period                                                    $14.38              $13.77               N/A
    End of period                                                          $16.14              $14.38               N/A
  Accumulation units outstanding
  at the end of period                                                      2,523               443                 N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM JNL 5 Division702

  Accumulation unit value:
    Beginning of period                                                    $10.24               N/A                 N/A
    End of period                                                          $10.89               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     19,203               N/A                 N/A

JNL/S&P Managed Moderate Growth Division546

  Accumulation unit value:
    Beginning of period                                                    $11.22               N/A                 N/A
    End of period                                                          $11.91               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,137               N/A                 N/A

JNL/S&P Managed Growth Division546

  Accumulation unit value:
    Beginning of period                                                    $11.35               N/A                 N/A
    End of period                                                          $12.20               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     19,100               N/A                 N/A

JNL/S&P Managed Aggressive Growth Division687

  Accumulation unit value:
    Beginning of period                                                    $10.79               N/A                 N/A
    End of period                                                          $11.98               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,927               N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.25% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
5% ROLL-UP DEATH BENEFIT AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED
  MINIMUM WITHDRAWAL BENEFIT
20% ADDITIONAL FREE WITHDRAWAL AND COMPOUNDING DEATH BENEFIT AND FIVE YEAR
  WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT
20% ADDITIONAL FREE WITHDRAWAL AND 5% ROLL-UP DEATH BENEFIT AND GUARANTEED
  MINIMUM WITHDRAWAL BENEFIT
20% ADDITIONAL FREE WITHDRAWAL AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND
  GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT COMBINATION
5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND THREE YEAR WITHDRAWAL
  CHARGE PERIOD
4% ROLL-UP DEATH BENEFIT AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND THREE
  YEAR WITHDRAWAL CHARGE PERIOD
EARNINGSMAX AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND THREE YEAR WITHDRAWAL
  CHARGE PERIOD
EARNINGSMAX AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND THREE YEAR
  WITHDRAWAL CHARGE PERIOD
20% ADDITIONAL FREE WITHDRAWAL AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND NEW
  GUARANTEED MINIMUM WITHDRAWAL BENEFIT
4% ROLL-UP DEATH BENEFIT AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND NEW
  GUARANTEED MINIMUM WITHDRAWAL BENEFIT
EARNINGSMAX AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND NEW GUARANTEED MINIMUM
  WITHDRAWAL BENEFIT

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division523

  Accumulation unit value:
    Beginning of period                                                    $22.61               N/A                 N/A
    End of period                                                          $24.06               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,456               N/A                 N/A

JNL/FMR Capital Growth Division377

  Accumulation unit value:
    Beginning of period                                                    $16.78              $15.00               N/A
    End of period                                                          $19.36              $16.78               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alger Growth Division336

  Accumulation unit value:
    Beginning of period                                                    $15.71              $13.38               N/A
    End of period                                                          $16.14              $15.71               N/A
  Accumulation units outstanding
  at the end of period                                                       580                 -                  N/A

JNL/Eagle Core Equity Division282

  Accumulation unit value:
    Beginning of period                                                    $15.41              $11.88               N/A
    End of period                                                          $16.02              $15.41               N/A
  Accumulation units outstanding
  at the end of period                                                      1,636                -                  N/A

JNL/Eagle SmallCap Equity Division282

  Accumulation unit value:
    Beginning of period                                                    $15.69              $10.13               N/A
    End of period                                                          $18.23              $15.69               N/A
  Accumulation units outstanding
  at the end of period                                                       693                 -                  N/A

JNL/Select Balanced Division313

  Accumulation unit value:
    Beginning of period                                                    $19.57              $16.69               N/A
    End of period                                                          $21.22              $19.57               N/A
  Accumulation units outstanding
  at the end of period                                                      1,677              1,013                N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division313

  Accumulation unit value:
    Beginning of period                                                    $14.40              $13.20               N/A
    End of period                                                          $14.80              $14.40               N/A
  Accumulation units outstanding
  at the end of period                                                        -                1,994                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Money Market Division380

  Accumulation unit value:
    Beginning of period                                                    $11.44              $11.53               N/A
    End of period                                                          $11.27              $11.44               N/A
  Accumulation units outstanding
  at the end of period                                                      4,673               960                 N/A

JNL/Putnam Value Equity Division282

  Accumulation unit value:
    Beginning of period                                                    $17.05              $12.90               N/A
    End of period                                                          $18.30              $17.05               N/A
  Accumulation units outstanding
  at the end of period                                                       613                 -                  N/A

JNL/Salomon Brothers Strategic Bond Division326

  Accumulation unit value:
    Beginning of period                                                    $16.42              $15.98               N/A
    End of period                                                          $17.16              $16.42               N/A
  Accumulation units outstanding
  at the end of period                                                      3,429              1,168                N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division282

  Accumulation unit value:
    Beginning of period                                                    $14.21              $14.49               N/A
    End of period                                                          $14.42              $14.21               N/A
  Accumulation units outstanding
  at the end of period                                                      1,943              1,839                N/A

JNL/T. Rowe Price Established Growth Division313

  Accumulation unit value:
    Beginning of period                                                    $22.12              $18.21               N/A
    End of period                                                          $23.76              $22.12               N/A
  Accumulation units outstanding
  at the end of period                                                      2,322                -                  N/A

JNL/JPMorgan International Equity Division380

  Accumulation unit value:
    Beginning of period                                                    $10.92              $9.24                N/A
    End of period                                                          $12.42              $10.92               N/A
  Accumulation units outstanding
  at the end of period                                                      3,888               271                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/T. Rowe Price Mid-Cap Growth Division282

  Accumulation unit value:
    Beginning of period                                                    $26.74              $18.45               N/A
    End of period                                                          $30.87              $26.74               N/A
  Accumulation units outstanding
  at the end of period                                                      3,341                -                  N/A

JNL/Alliance Capital Growth Division567

  Accumulation unit value:
    Beginning of period                                                     $9.01               N/A                 N/A
    End of period                                                           $9.37               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/JPMorgan International Value Division281

  Accumulation unit value:
    Beginning of period                                                     $8.24              $5.53                N/A
    End of period                                                           $9.87              $8.24                N/A
  Accumulation units outstanding
  at the end of period                                                      3,966                -                  N/A

JNL/PIMCO Total Return Bond Division282

  Accumulation unit value:
    Beginning of period                                                    $12.94              $12.83               N/A
    End of period                                                          $13.22              $12.94               N/A
  Accumulation units outstanding
  at the end of period                                                     17,621              3,491                N/A

JNL/Lazard Small Cap Value Division313

  Accumulation unit value:
    Beginning of period                                                    $12.25              $9.10                N/A
    End of period                                                          $13.82              $12.25               N/A
  Accumulation units outstanding
  at the end of period                                                      4,124                -                  N/A

JNL/Lazard Mid Cap Value Division313

  Accumulation unit value:
    Beginning of period                                                    $13.34              $10.63               N/A
    End of period                                                          $16.27              $13.34               N/A
  Accumulation units outstanding
  at the end of period                                                      2,685                -                  N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $12.02               N/A                 N/A
    End of period                                                          $12.34               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,218               N/A                 N/A

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division326

  Accumulation unit value:
    Beginning of period                                                     $7.29              $6.22                N/A
    End of period                                                           $7.94              $7.29                N/A
  Accumulation units outstanding
  at the end of period                                                      5,147               886                 N/A

JNL/MCM The DowSM 10 Division326

  Accumulation unit value:
    Beginning of period                                                     $9.14              $7.32                N/A
    End of period                                                           $9.19              $9.14                N/A
  Accumulation units outstanding
  at the end of period                                                     139,976             79,789               N/A

JNL/MCM The S&P(R) 10 Division313

  Accumulation unit value:
    Beginning of period                                                     $8.30              $7.17                N/A
    End of period                                                           $9.54              $8.30                N/A
  Accumulation units outstanding
  at the end of period                                                     142,056             84,563               N/A

JNL/MCM Global 15 Division352

  Accumulation unit value:
    Beginning of period                                                     $9.00              $7.68                N/A
    End of period                                                          $11.28              $9.00                N/A
  Accumulation units outstanding
  at the end of period                                                     122,270             72,791               N/A

JNL/MCM 25 Division326

  Accumulation unit value:
    Beginning of period                                                     $9.62              $7.38                N/A
    End of period                                                          $11.46              $9.62                N/A
  Accumulation units outstanding
  at the end of period                                                     123,953             78,200               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Select Small-Cap Division352

  Accumulation unit value:
    Beginning of period                                                    $16.02              $13.06               N/A
    End of period                                                          $17.63              $16.02               N/A
  Accumulation units outstanding
  at the end of period                                                     70,697              41,287               N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division545

  Accumulation unit value:
    Beginning of period                                                     $9.99               N/A                 N/A
    End of period                                                          $10.31               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       80                 N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division716

  Accumulation unit value:
    Beginning of period                                                    $16.70               N/A                 N/A
    End of period                                                          $16.65               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       103                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Midcap Growth Division518

  Accumulation unit value:
    Beginning of period                                                     $6.63               N/A                 N/A
    End of period                                                           $7.28               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,018               N/A                 N/A

JNL/FMR Balanced Division313

  Accumulation unit value:
    Beginning of period                                                     $9.15              $8.41                N/A
    End of period                                                           $9.79              $9.15                N/A
  Accumulation units outstanding
  at the end of period                                                      1,250               312                 N/A

JNL/T. Rowe Price Value Division282

  Accumulation unit value:
    Beginning of period                                                    $11.27              $8.02                N/A
    End of period                                                          $12.70              $11.27               N/A
  Accumulation units outstanding
  at the end of period                                                     14,820                -                  N/A

JNL/MCM S&P 500 Index Division266

  Accumulation unit value:
    Beginning of period                                                     $9.53              $7.19                N/A
    End of period                                                          $10.25              $9.53                N/A
  Accumulation units outstanding
  at the end of period                                                     22,687              12,199               N/A

JNL/MCM S&P 400 MidCap Index Division266

  Accumulation unit value:
    Beginning of period                                                    $11.08              $7.89                N/A
    End of period                                                          $12.54              $11.08               N/A
  Accumulation units outstanding
  at the end of period                                                      9,193              3,824                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Small Cap Index Division266

  Accumulation unit value:
    Beginning of period                                                    $11.20              $7.34                N/A
    End of period                                                          $12.86              $11.20               N/A
  Accumulation units outstanding
  at the end of period                                                     10,181              1,766                N/A

JNL/MCM International Index Division266

  Accumulation unit value:
    Beginning of period                                                    $11.35              $7.98                N/A
    End of period                                                          $13.26              $11.35               N/A
  Accumulation units outstanding
  at the end of period                                                     10,681              2,237                N/A

JNL/MCM Bond Index Division266

  Accumulation unit value:
    Beginning of period                                                    $10.70              $10.64               N/A
    End of period                                                          $10.84              $10.70               N/A
  Accumulation units outstanding
  at the end of period                                                     13,389              1,999                N/A

JNL/Oppenheimer Global Growth Division282

  Accumulation unit value:
    Beginning of period                                                     $9.56              $6.30                N/A
    End of period                                                          $11.02              $9.56                N/A
  Accumulation units outstanding
  at the end of period                                                      4,164                -                  N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division313

  Accumulation unit value:
    Beginning of period                                                    $10.12              $8.39                N/A
    End of period                                                          $10.88              $10.12               N/A
  Accumulation units outstanding
  at the end of period                                                      6,573              1,264                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Small Cap Growth Division313

  Accumulation unit value:
    Beginning of period                                                    $11.10              $8.22                N/A
    End of period                                                          $11.60              $11.10               N/A
  Accumulation units outstanding
  at the end of period                                                       861                 -                  N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division438

  Accumulation unit value:
    Beginning of period                                                    $14.38              $13.01               N/A
    End of period                                                          $16.13              $14.38               N/A
  Accumulation units outstanding
  at the end of period                                                      6,429                -                  N/A

JNL/MCM Nasdaq 15 Division710

  Accumulation unit value:
    Beginning of period                                                    $10.59               N/A                 N/A
    End of period                                                          $10.81               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,431               N/A                 N/A

JNL/MCM Value Line 25 Division736

  Accumulation unit value:
    Beginning of period                                                    $11.45               N/A                 N/A
    End of period                                                          $11.41               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       697                N/A                 N/A

JNL/MCM VIP Division716

  Accumulation unit value:
    Beginning of period                                                    $10.77               N/A                 N/A
    End of period                                                          $11.06               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       368                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM JNL 5 Division699

  Accumulation unit value:
    Beginning of period                                                    $10.22               N/A                 N/A
    End of period                                                          $10.89               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,368               N/A                 N/A

JNL/S&P Managed Moderate Growth Division310

  Accumulation unit value:
    Beginning of period                                                    $11.11              $9.65                N/A
    End of period                                                          $11.90              $11.11               N/A
  Accumulation units outstanding
  at the end of period                                                     50,258              19,972               N/A

JNL/S&P Managed Growth Division372

  Accumulation unit value:
    Beginning of period                                                    $11.19              $10.15               N/A
    End of period                                                          $12.19              $11.19               N/A
  Accumulation units outstanding
  at the end of period                                                     203,866             96,541               N/A

JNL/S&P Managed Aggressive Growth Division483

  Accumulation unit value:
    Beginning of period                                                    $10.87              $10.75               N/A
    End of period                                                          $11.97              $10.87               N/A
  Accumulation units outstanding
  at the end of period                                                     95,786              23,247               N/A

JNL/S&P Very Aggressive Growth Division I483

  Accumulation unit value:
    Beginning of period                                                    $10.49              $10.36               N/A
    End of period                                                          $10.67              $10.49               N/A
  Accumulation units outstanding
  at the end of period                                                        -                48,284               N/A

JNL/S&P Equity Growth Division I451

  Accumulation unit value:
    Beginning of period                                                     $9.80              $9.27                N/A
    End of period                                                           $9.92              $9.80                N/A
  Accumulation units outstanding
  at the end of period                                                        -                7,554                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Equity Aggressive Growth Division I542

  Accumulation unit value:
    Beginning of period                                                     $9.93               N/A                 N/A
    End of period                                                          $10.18               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division717

  Accumulation unit value:
    Beginning of period                                                    $10.18               N/A                 N/A
    End of period                                                          $10.29               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,722               N/A                 N/A

JNL/S&P Managed Moderate Division686

  Accumulation unit value:
    Beginning of period                                                     $9.87               N/A                 N/A
    End of period                                                          $10.48               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      8,561               N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.26% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
COMBINED DEATH BENEFIT AND EARNINGSMAX AND PREMIUM CREDIT 4%
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT
  AND PREMIUM CREDIT 4%
PREMIUM CREDIT 4% AND THREE YEAR WITHDRAWAL CHARGE PERIOD
EARNINGSMAX AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM CREDIT 4% 5% ROLL-UP DEATH BENEFIT AND PREMIUM CREDIT 4%
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM
  CREDIT 4%
MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT AND NEW GUARANTEED MINIMUM WITHDRAWAL
  BENEFIT AND PREMIUM CREDIT 4%
GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH AND PREMIUM CREDIT 4%
PREMIUM CREDIT 4% AND THREE YEAR WITHDRAWAL CHARGE PERIOD
GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH AND HIGHEST ANNIVERSARY VALUE
  DEATH BENEFIT AND PREMIUM CREDIT 4%
GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH AND PREMIUM CREDIT 4% COMPOUNDING DEATH BENEFIT AND NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 4%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division118

  Accumulation unit value:
    Beginning of period                                                    $22.02              $16.63             $21.12
    End of period                                                          $24.04              $22.02             $16.63
  Accumulation units outstanding
  at the end of period                                                     12,759              16,635               572

JNL/FMR Capital Growth Division118

  Accumulation unit value:
    Beginning of period                                                    $16.76              $12.64             $16.24
    End of period                                                          $19.34              $16.76             $12.64
  Accumulation units outstanding
  at the end of period                                                     12,163              7,867               1,517

JNL/Select Global Growth Division584

  Accumulation unit value:
    Beginning of period                                                    $18.88               N/A                 N/A
    End of period                                                          $21.36               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       680                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alger Growth Division118

  Accumulation unit value:
    Beginning of period                                                    $15.70              $11.87             $16.55
    End of period                                                          $16.12              $15.70             $11.87
  Accumulation units outstanding
  at the end of period                                                     11,174              17,663              1,254

JNL/Eagle Core Equity Division119

  Accumulation unit value:
    Beginning of period                                                    $15.40              $12.65             $15.81
    End of period                                                          $16.01              $15.40             $12.65
  Accumulation units outstanding
  at the end of period                                                     35,097              27,520             12,499

JNL/Eagle SmallCap Equity Division118

  Accumulation unit value:
    Beginning of period                                                    $15.69              $11.47             $15.79
    End of period                                                          $18.23              $15.69             $11.47
  Accumulation units outstanding
  at the end of period                                                     51,332              22,745              8,555

JNL/Select Balanced Division140

  Accumulation unit value:
    Beginning of period                                                    $19.55              $16.45             $17.31
    End of period                                                          $21.20              $19.55             $16.45
  Accumulation units outstanding
  at the end of period                                                     47,751              22,991             17,989

JNL/Putnam Equity Division468

  Accumulation unit value:
    Beginning of period                                                    $16.82              $16.24               N/A
    End of period                                                          $18.59              $16.82               N/A
  Accumulation units outstanding
  at the end of period                                                      8,805               512                 N/A

JNL/PPM America High Yield Bond Division118

  Accumulation unit value:
    Beginning of period                                                    $14.39              $12.41             $12.49
    End of period                                                          $14.79              $14.39             $12.41
  Accumulation units outstanding
  at the end of period                                                        -                49,165             12,902






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Money Market Division118

  Accumulation unit value:
    Beginning of period                                                    $11.43              $11.64             $11.73
    End of period                                                          $11.26              $11.43             $11.64
  Accumulation units outstanding
  at the end of period                                                     83,929              18,308             12,014

JNL/Putnam Value Equity Division118

  Accumulation unit value:
    Beginning of period                                                    $17.01              $13.97             $17.41
    End of period                                                          $18.25              $17.01             $13.97
  Accumulation units outstanding
  at the end of period                                                     13,553              12,821              9,264

JNL/Salomon Brothers Strategic Bond Division147

  Accumulation unit value:
    Beginning of period                                                    $16.41              $14.78             $13.95
    End of period                                                          $17.15              $16.41             $14.78
  Accumulation units outstanding
  at the end of period                                                     34,730              14,314              6,804

JNL/Salomon Brothers U.S. Government & Quality Bond Division118

  Accumulation unit value:
    Beginning of period                                                    $14.13              $14.28             $13.22
    End of period                                                          $14.34              $14.13             $14.28
  Accumulation units outstanding
  at the end of period                                                     35,109              39,367             34,516

JNL/T. Rowe Price Established Growth Division147

  Accumulation unit value:
    Beginning of period                                                    $22.10              $17.31             $19.09
    End of period                                                          $23.74              $22.10             $17.31
  Accumulation units outstanding
  at the end of period                                                     52,795              26,525              8,443

JNL/JPMorgan International Equity Division118

  Accumulation unit value:
    Beginning of period                                                    $10.91              $8.68              $11.35
    End of period                                                          $12.41              $10.91              $8.68
  Accumulation units outstanding
  at the end of period                                                     33,661              9,655               1,703






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/T. Rowe Price Mid-Cap Growth Division106

  Accumulation unit value:
    Beginning of period                                                    $26.70              $19.71             $25.21
    End of period                                                          $30.81              $26.70             $19.71
  Accumulation units outstanding
  at the end of period                                                     70,243              23,086              5,739

JNL/Alliance Capital Growth Division106

  Accumulation unit value:
    Beginning of period                                                     $9.01              $7.41               $9.53
    End of period                                                           $9.36              $9.01               $7.41
  Accumulation units outstanding
  at the end of period                                                     22,195              11,925              2,860

JNL/JPMorgan International Value Division248

  Accumulation unit value:
    Beginning of period                                                     $8.24              $6.04               $6.04
    End of period                                                           $9.87              $8.24               $6.04
  Accumulation units outstanding
  at the end of period                                                     101,798             23,206               310

JNL/PIMCO Total Return Bond Division118

  Accumulation unit value:
    Beginning of period                                                    $12.90              $12.59             $12.04
    End of period                                                          $13.17              $12.90             $12.59
  Accumulation units outstanding
  at the end of period                                                     162,800             77,284             38,876

JNL/Lazard Small Cap Value Division118

  Accumulation unit value:
    Beginning of period                                                    $12.23              $9.01              $11.82
    End of period                                                          $13.80              $12.23              $9.01
  Accumulation units outstanding
  at the end of period                                                     94,383              33,798              8,943

JNL/Lazard Mid Cap Value Division118

  Accumulation unit value:
    Beginning of period                                                    $13.33              $10.58             $12.99
    End of period                                                          $16.26              $13.33             $10.58
  Accumulation units outstanding
  at the end of period                                                     152,571             53,281              9,524






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $12.01               N/A                 N/A
    End of period                                                          $12.34               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     161,053              N/A                 N/A

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division118

  Accumulation unit value:
    Beginning of period                                                     $7.29              $5.78               $7.40
    End of period                                                           $7.93              $7.29               $5.78
  Accumulation units outstanding
  at the end of period                                                     70,353              41,775              5,672

JNL/MCM The DowSM 10 Division106

  Accumulation unit value:
    Beginning of period                                                     $9.13              $7.43               $8.88
    End of period                                                           $9.19              $9.13               $7.43
  Accumulation units outstanding
  at the end of period                                                     421,786            160,200             29,155

JNL/MCM The S&P(R) 10 Division137

  Accumulation unit value:
    Beginning of period                                                     $8.29              $7.13               $9.26
    End of period                                                           $9.53              $8.29               $7.13
  Accumulation units outstanding
  at the end of period                                                     348,651            105,954             26,507

JNL/MCM Global 15 Division138

  Accumulation unit value:
    Beginning of period                                                     $9.00              $6.91               $8.11
    End of period                                                          $11.27              $9.00               $6.91
  Accumulation units outstanding
  at the end of period                                                     354,283             99,057             19,941

JNL/MCM 25 Division138

  Accumulation unit value:
    Beginning of period                                                     $9.61              $7.40               $9.05
    End of period                                                          $11.46              $9.61               $7.40
  Accumulation units outstanding
  at the end of period                                                     384,239            108,714             34,391






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Select Small-Cap Division138

  Accumulation unit value:
    Beginning of period                                                    $16.01              $11.06             $13.29
    End of period                                                          $17.62              $16.01             $11.06
  Accumulation units outstanding
  at the end of period                                                     226,073             56,641             14,164

JNL/MCM Technology Sector Division522

  Accumulation unit value:
    Beginning of period                                                     $5.50               N/A                 N/A
    End of period                                                           $5.48               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     10,964               N/A                 N/A

JNL/MCM Healthcare Sector Division531

  Accumulation unit value:
    Beginning of period                                                    $10.68               N/A                 N/A
    End of period                                                          $10.31               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     36,257               N/A                 N/A

JNL/MCM Financial Sector Division497

  Accumulation unit value:
    Beginning of period                                                    $10.68               N/A                 N/A
    End of period                                                          $11.60               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     17,838               N/A                 N/A

JNL/MCM Oil & Gas Sector Division522

  Accumulation unit value:
    Beginning of period                                                    $13.37               N/A                 N/A
    End of period                                                          $16.64               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     43,813               N/A                 N/A

JNL/MCM Consumer Brands Sector Division537

  Accumulation unit value:
    Beginning of period                                                     $9.58               N/A                 N/A
    End of period                                                          $10.41               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,945               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division539

  Accumulation unit value:
    Beginning of period                                                     $4.01               N/A                 N/A
    End of period                                                           $4.35               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,222               N/A                 N/A

JNL/Putnam Midcap Growth Division118

  Accumulation unit value:
    Beginning of period                                                     $6.28              $4.81               $6.52
    End of period                                                           $7.28              $6.28               $4.81
  Accumulation units outstanding
  at the end of period                                                     24,808              14,351              7,001

JNL/FMR Balanced Division118

  Accumulation unit value:
    Beginning of period                                                     $9.15              $8.23               $9.02
    End of period                                                           $9.79              $9.15               $8.23
  Accumulation units outstanding
  at the end of period                                                     66,687              31,160              4,112

JNL/T. Rowe Price Value Division106

  Accumulation unit value:
    Beginning of period                                                    $11.27              $8.88              $11.06
    End of period                                                          $12.70              $11.27              $8.88
  Accumulation units outstanding
  at the end of period                                                     191,801             39,629             26,115

JNL/MCM S&P 500 Index Division118

  Accumulation unit value:
    Beginning of period                                                     $9.52              $7.62               $9.66
    End of period                                                          $10.25              $9.52               $7.62
  Accumulation units outstanding
  at the end of period                                                     358,631             98,632             31,716

JNL/MCM S&P 400 MidCap Index Division118

  Accumulation unit value:
    Beginning of period                                                    $11.08              $8.42              $10.80
    End of period                                                          $12.54              $11.08              $8.42
  Accumulation units outstanding
  at the end of period                                                     175,863             39,462             19,998






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Small Cap Index Division118

  Accumulation unit value:
    Beginning of period                                                    $11.20              $7.85              $10.52
    End of period                                                          $12.85              $11.20              $7.85
  Accumulation units outstanding
  at the end of period                                                     173,718             33,076             16,696

JNL/MCM International Index Division118

  Accumulation unit value:
    Beginning of period                                                    $11.35              $8.45              $10.67
    End of period                                                          $13.26              $11.35              $8.45
  Accumulation units outstanding
  at the end of period                                                     141,517             34,526             15,103

JNL/MCM Bond Index Division143

  Accumulation unit value:
    Beginning of period                                                    $10.69              $10.62             $10.13
    End of period                                                          $10.83              $10.69             $10.62
  Accumulation units outstanding
  at the end of period                                                     123,909             37,051             11,145

JNL/Oppenheimer Global Growth Division118

  Accumulation unit value:
    Beginning of period                                                     $9.53              $6.93               $9.11
    End of period                                                          $10.99              $9.53               $6.93
  Accumulation units outstanding
  at the end of period                                                     60,827              23,659              5,575

JNL/Oppenheimer Growth Division118

  Accumulation unit value:
    Beginning of period                                                     $7.80              $6.78               $8.53
    End of period                                                           $7.95              $7.80               $6.78
  Accumulation units outstanding
  at the end of period                                                     27,038              18,762              3,085

JNL/AIM Large Cap Growth Division118

  Accumulation unit value:
    Beginning of period                                                    $10.12              $7.96              $10.17
    End of period                                                          $10.88              $10.12              $7.96
  Accumulation units outstanding
  at the end of period                                                     99,055              22,578              2,955






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Small Cap Growth Division118

  Accumulation unit value:
    Beginning of period                                                    $11.11              $8.21              $10.97
    End of period                                                          $11.61              $11.11              $8.21
  Accumulation units outstanding
  at the end of period                                                     26,295              27,118              1,762

JNL/AIM Premier Equity II Division106

  Accumulation unit value:
    Beginning of period                                                     $9.26              $7.72              $10.26
    End of period                                                           $9.03              $9.26               $7.72
  Accumulation units outstanding
  at the end of period                                                        -                16,336              1,241

JNL/Select Value Division257

  Accumulation unit value:
    Beginning of period                                                    $14.39              $10.63               N/A
    End of period                                                          $16.15              $14.39               N/A
  Accumulation units outstanding
  at the end of period                                                     50,703              8,299                N/A

JNL/MCM Nasdaq 15 Division717

  Accumulation unit value:
    Beginning of period                                                    $10.77               N/A                 N/A
    End of period                                                          $10.81               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,589               N/A                 N/A

JNL/MCM Value Line 25 Division688

  Accumulation unit value:
    Beginning of period                                                     $9.57               N/A                 N/A
    End of period                                                          $11.41               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     22,896               N/A                 N/A

JNL/MCM VIP Division701

  Accumulation unit value:
    Beginning of period                                                    $10.41               N/A                 N/A
    End of period                                                          $11.06               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     15,234               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM JNL 5 Division687

  Accumulation unit value:
    Beginning of period                                                     $9.68               N/A                 N/A
    End of period                                                          $10.89               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     63,914               N/A                 N/A

JNL/S&P Managed Moderate Growth Division115

  Accumulation unit value:
    Beginning of period                                                    $11.12              $9.65              $10.64
    End of period                                                          $11.90              $11.12              $9.65
  Accumulation units outstanding
  at the end of period                                                     526,278            243,201             50,843

JNL/S&P Managed Growth Division109

  Accumulation unit value:
    Beginning of period                                                    $11.19              $9.40              $10.66
    End of period                                                          $12.18              $11.19              $9.40
  Accumulation units outstanding
  at the end of period                                                     663,166            179,580             114,892

JNL/S&P Managed Aggressive Growth Division115

  Accumulation unit value:
    Beginning of period                                                    $10.87              $8.77              $10.76
    End of period                                                          $11.97              $10.87              $8.77
  Accumulation units outstanding
  at the end of period                                                     329,361             60,086              9,117

JNL/S&P Very Aggressive Growth Division I115

  Accumulation unit value:
    Beginning of period                                                    $10.48              $8.21              $10.51
    End of period                                                          $10.66              $10.48              $8.21
  Accumulation units outstanding
  at the end of period                                                        -                18,947              1,646

JNL/S&P Equity Growth Division I115

  Accumulation unit value:
    Beginning of period                                                     $9.79              $7.73               $9.90
    End of period                                                           $9.92              $9.79               $7.73
  Accumulation units outstanding
  at the end of period                                                        -                29,882             18,678






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Equity Aggressive Growth Division I115

  Accumulation unit value:
    Beginning of period                                                    $10.01              $7.88              $10.08
    End of period                                                          $10.17              $10.01              $7.88
  Accumulation units outstanding
  at the end of period                                                        -                4,994               2,761

JNL/S&P Core Index 50 Division106

  Accumulation unit value:
    Beginning of period                                                     $9.82              $7.67               $9.74
    End of period                                                           $9.95              $9.82               $7.67
  Accumulation units outstanding
  at the end of period                                                        -                13,556             13,621

JNL/S&P Core Index 100 Division122

  Accumulation unit value:
    Beginning of period                                                      N/A               $8.47               $9.71
    End of period                                                            N/A               $10.11              $8.47
  Accumulation units outstanding
  at the end of period                                                       N/A              100,106             79,351

JNL/S&P Core Index 75 Division122

  Accumulation unit value:
    Beginning of period                                                     $9.98              $8.07               $9.66
    End of period                                                          $10.13              $9.98               $8.07
  Accumulation units outstanding
  at the end of period                                                        -                7,655               1,644

JNL/S&P Managed Conservative Division688

  Accumulation unit value:
    Beginning of period                                                     $9.96               N/A                 N/A
    End of period                                                          $10.29               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,437               N/A                 N/A

JNL/S&P Managed Moderate Division699

  Accumulation unit value:
    Beginning of period                                                    $10.18               N/A                 N/A
    End of period                                                          $10.48               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,640               N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.27% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM CREDIT 3% AND THREE YEAR
  WITHDRAWAL CHARGE PERIOD
GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND HIGHEST ANNIVERSARY VALUE DEATH
  BENEFIT AND PREMIUM CREDIT 3%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division72

  Accumulation unit value:
    Beginning of period                                                    $22.00              $16.61             $23.14
    End of period                                                          $24.01              $22.00             $16.61
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/FMR Capital Growth Division72

  Accumulation unit value:
    Beginning of period                                                    $16.75              $12.63             $16.57
    End of period                                                          $19.32              $16.75             $12.63
  Accumulation units outstanding
  at the end of period                                                       422                207                  -

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division104

  Accumulation unit value:
    Beginning of period                                                    $15.69              $11.86             $16.09
    End of period                                                          $16.11              $15.69             $11.86
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division104

  Accumulation unit value:
    Beginning of period                                                    $15.68              $11.46             $15.72
    End of period                                                          $18.21              $15.68             $11.46
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Select Balanced Division484

  Accumulation unit value:
    Beginning of period                                                    $19.54              $19.53               N/A
    End of period                                                          $21.18              $19.54               N/A
  Accumulation units outstanding
  at the end of period                                                       791                267                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division72

  Accumulation unit value:
    Beginning of period                                                    $14.38              $12.40             $12.48
    End of period                                                          $14.77              $14.38             $12.40
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Select Money Market Division71

  Accumulation unit value:
    Beginning of period                                                    $11.40              $11.61             $11.73
    End of period                                                          $11.23              $11.40             $11.61
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division72

  Accumulation unit value:
    Beginning of period                                                    $16.99              $13.96             $18.21
    End of period                                                          $18.23              $16.99             $13.96
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Salomon Brothers Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division73

  Accumulation unit value:
    Beginning of period                                                    $14.12              $14.27             $13.06
    End of period                                                          $14.33              $14.12             $14.27
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/T. Rowe Price Established Growth Division484

  Accumulation unit value:
    Beginning of period                                                    $22.08              $22.05               N/A
    End of period                                                          $23.71              $22.08               N/A
  Accumulation units outstanding
  at the end of period                                                       447                158                 N/A

JNL/JPMorgan International Equity Division72

  Accumulation unit value:
    Beginning of period                                                    $10.90              $8.68              $11.13
    End of period                                                          $12.40              $10.90              $8.68
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/T. Rowe Price Mid-Cap Growth Division72

  Accumulation unit value:
    Beginning of period                                                    $26.68              $19.69             $25.64
    End of period                                                          $30.78              $26.68             $19.69
  Accumulation units outstanding
  at the end of period                                                       240                 -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division80

  Accumulation unit value:
    Beginning of period                                                     $9.00              $7.41              $10.37
    End of period                                                           $9.36              $9.00               $7.41
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division73

  Accumulation unit value:
    Beginning of period                                                    $12.89              $12.58             $11.92
    End of period                                                          $13.16              $12.89             $12.58
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Lazard Small Cap Value Division72

  Accumulation unit value:
    Beginning of period                                                    $12.23              $9.01              $11.75
    End of period                                                          $13.79              $12.23              $9.01
  Accumulation units outstanding
  at the end of period                                                       795                282                  -

JNL/Lazard Mid Cap Value Division72

  Accumulation unit value:
    Beginning of period                                                    $13.33              $10.58             $13.21
    End of period                                                          $16.25              $13.33             $10.58
  Accumulation units outstanding
  at the end of period                                                       251                261                  -

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $12.01               N/A                 N/A
    End of period                                                          $12.33               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       340                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division90

  Accumulation unit value:
    Beginning of period                                                     $7.29              $5.77               $7.56
    End of period                                                           $7.93              $7.29               $5.77
  Accumulation units outstanding
  at the end of period                                                      4,705                -                   -

JNL/MCM The DowSM 10 Division72

  Accumulation unit value:
    Beginning of period                                                     $9.13              $7.43               $9.28
    End of period                                                           $9.18              $9.13               $7.43
  Accumulation units outstanding
  at the end of period                                                      6,038                -                   -

JNL/MCM The S&P(R) 10 Division616

  Accumulation unit value:
    Beginning of period                                                     $8.17               N/A                 N/A
    End of period                                                           $9.53               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,296               N/A                 N/A

JNL/MCM Global 15 Division616

  Accumulation unit value:
    Beginning of period                                                     $9.34               N/A                 N/A
    End of period                                                          $11.26               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,450               N/A                 N/A

JNL/MCM 25 Division616

  Accumulation unit value:
    Beginning of period                                                    $10.21               N/A                 N/A
    End of period                                                          $11.45               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,047               N/A                 N/A

JNL/MCM Select Small-Cap Division616

  Accumulation unit value:
    Beginning of period                                                    $15.18               N/A                 N/A
    End of period                                                          $17.61               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,110               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division94

  Accumulation unit value:
    Beginning of period                                                     $6.28              $4.81               $6.58
    End of period                                                           $7.28              $6.28               $4.81
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/FMR Balanced Division73

  Accumulation unit value:
    Beginning of period                                                     $9.15              $8.23               $9.10
    End of period                                                           $9.79              $9.15               $8.23
  Accumulation units outstanding
  at the end of period                                                       591                 -                   -

JNL/T. Rowe Price Value Division73

  Accumulation unit value:
    Beginning of period                                                    $11.27              $8.88              $11.45
    End of period                                                          $12.69              $11.27              $8.88
  Accumulation units outstanding
  at the end of period                                                      2,067                -                   -

JNL/MCM S&P 500 Index Division94

  Accumulation unit value:
    Beginning of period                                                     $9.52              $7.62               $9.64
    End of period                                                          $10.25              $9.52               $7.62
  Accumulation units outstanding
  at the end of period                                                      4,862               549                  -

JNL/MCM S&P 400 MidCap Index Division99

  Accumulation unit value:
    Beginning of period                                                    $11.08              $8.42              $10.75
    End of period                                                          $12.54              $11.08              $8.42
  Accumulation units outstanding
  at the end of period                                                       611                 -                   -

JNL/MCM Small Cap Index Division99

  Accumulation unit value:
    Beginning of period                                                    $11.19              $7.85              $10.57
    End of period                                                          $12.85              $11.19              $7.85
  Accumulation units outstanding
  at the end of period                                                       602                 -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division72

  Accumulation unit value:
    Beginning of period                                                    $11.35              $8.45              $10.35
    End of period                                                          $13.25              $11.35              $8.45
  Accumulation units outstanding
  at the end of period                                                       579                 -                   -

JNL/MCM Bond Index Division646

  Accumulation unit value:
    Beginning of period                                                    $10.75               N/A                 N/A
    End of period                                                          $10.83               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,041               N/A                 N/A

JNL/Oppenheimer Global Growth Division104

  Accumulation unit value:
    Beginning of period                                                     $9.53              $6.93               $8.90
    End of period                                                          $10.98              $9.53               $6.93
  Accumulation units outstanding
  at the end of period                                                       271                 -                   -

JNL/Oppenheimer Growth Division73

  Accumulation unit value:
    Beginning of period                                                     $7.80              $6.77               $8.90
    End of period                                                           $7.95              $7.80               $6.77
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/AIM Large Cap Growth Division104

  Accumulation unit value:
    Beginning of period                                                    $10.12              $7.96               $9.82
    End of period                                                          $10.88              $10.12              $7.96
  Accumulation units outstanding
  at the end of period                                                      1,291               686                  -

JNL/AIM Small Cap Growth Division104

  Accumulation unit value:
    Beginning of period                                                    $11.11              $8.21              $10.79
    End of period                                                          $11.60              $11.11             $11.11
  Accumulation units outstanding
  at the end of period                                                       876                311                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division80

  Accumulation unit value:
    Beginning of period                                                     $9.26              $7.72              $10.78
    End of period                                                           $9.03              $9.26               $7.72
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division99

  Accumulation unit value:
    Beginning of period                                                    $11.10              $9.64              $10.71
    End of period                                                          $11.89              $11.10              $9.64
  Accumulation units outstanding
  at the end of period                                                      3,685                -                   -

JNL/S&P Managed Growth Division86

  Accumulation unit value:
    Beginning of period                                                    $11.18              $9.40              $11.01
    End of period                                                          $12.18              $11.18              $9.40
  Accumulation units outstanding
  at the end of period                                                      9,105                -                   -

JNL/S&P Managed Aggressive Growth Division78

  Accumulation unit value:
    Beginning of period                                                    $10.86              $8.76              $11.08
    End of period                                                          $11.96              $10.86              $8.76
  Accumulation units outstanding
  at the end of period                                                     37,302                -                   -

JNL/S&P Very Aggressive Growth Division I96

  Accumulation unit value:
    Beginning of period                                                    $10.48              $8.21              $10.78
    End of period                                                          $10.65              $10.48              $8.21
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Equity Growth Division I79

  Accumulation unit value:
    Beginning of period                                                     $9.79              $7.73              $10.32
    End of period                                                           $9.91              $9.79               $7.73
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Equity Aggressive Growth Division I79

  Accumulation unit value:
    Beginning of period                                                    $10.01              $7.88              $10.51
    End of period                                                          $10.16              $10.01              $7.88
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division78

  Accumulation unit value:
    Beginning of period                                                     $9.82              $7.67              $10.15
    End of period                                                           $9.95              $9.82               $7.67
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.28% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND NEW GUARANTEED MINIMUM WITHDRAWAL
  BENEFIT AND PREMIUM CREDIT 3%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division692

  Accumulation unit value:
    Beginning of period                                                    $28.35               N/A                 N/A
    End of period                                                          $30.75               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       62                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division692

  Accumulation unit value:
    Beginning of period                                                    $13.15               N/A                 N/A
    End of period                                                          $13.15               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       100                N/A                 N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division692

  Accumulation unit value:
    Beginning of period                                                    $12.12               N/A                 N/A
    End of period                                                          $12.31               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       108                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Global 15 Division692

  Accumulation unit value:
    Beginning of period                                                    $10.09               N/A                 N/A
    End of period                                                          $11.26               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       87                 N/A                 N/A

JNL/MCM 25 Division692

  Accumulation unit value:
    Beginning of period                                                    $10.60               N/A                 N/A
    End of period                                                          $11.44               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       124                N/A                 N/A

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division692

  Accumulation unit value:
    Beginning of period                                                    $16.00               N/A                 N/A
    End of period                                                          $16.62               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       55                 N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.295% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
20% ADDITIONAL FREE WITHDRAWAL AND COMPOUNDING DEATH BENEFIT AND FIVE YEAR
  WITHDRAWAL CHARGE PERIOD AND PREMIUM CREDIT 2%
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT
  AND PREMIUM CREDIT 2%
5% ROLL-UP DEATH BENEFIT AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND PREMIUM
  CREDIT 2%
20% ADDITIONAL FREE WITHDRAWAL AND 5% ROLL-UP DEATH BENEFIT AND PREMIUM
  CREDIT 2%
5% ROLL-UP DEATH BENEFIT AND EARNINGSMAX AND PREMIUM CREDIT 2%
EARNINGSMAX AND PREMIUM CREDIT 2% AND THREE YEAR WITHDRAWAL CHARGE PERIOD
20% ADDITIONAL FREE WITHDRAWAL AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND
  MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM CREDIT 2%
20% ADDITIONAL FREE WITHDRAWAL AND COMPOUNDING DEATH BENEFIT AND EARNINGSMAX AND
  PREMIUM CREDIT 2%
COMPOUNDING DEATH BENEFIT AND EARNINGSMAX AND FIVE YEAR WITHDRAWAL CHARGE PERIOD
  AND PREMIUM CREDIT 2%
EARNINGSMAX AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND MAXIMUM ANNIVERSARY VALUE
  DEATH BENEFIT AND PREMIUM CREDIT 2%
20% ADDITIONAL FREE WITHDRAWAL AND EARNINGSMAX AND MAXIMUM ANNIVERSARY VALUE
  DEATH BENEFIT AND PREMIUM CREDIT 2%
4% ROLL-UP DEATH BENEFIT AND PREMIUM CREDIT 2% AND THREE YEAR WITHDRAWAL CHARGE
  PERIOD COMBINATION
4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND GUARANTEED MINIMUM
  WITHDRAWAL BENEFIT AND PREMIUM CREDIT 2%
HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND NEW GUARANTEED MINIMUM WITHDRAWAL
  BENEFIT AND PREMIUM CREDIT 2%
20% ADDITIONAL FREE WITHDRAWAL AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND
  PREMIUM CREDIT 2%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division505

  Accumulation unit value:
    Beginning of period                                                    $22.41               N/A                 N/A
    End of period                                                          $23.95               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,206               N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle Core Equity Division118

  Accumulation unit value:
    Beginning of period                                                    $15.36              $12.62             $15.97
    End of period                                                          $15.96              $15.36             $12.62
  Accumulation units outstanding
  at the end of period                                                      6,782               545                1,314

JNL/Eagle SmallCap Equity Division385

  Accumulation unit value:
    Beginning of period                                                    $15.65              $13.28               N/A
    End of period                                                          $18.17              $15.65               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Select Balanced Division118

  Accumulation unit value:
    Beginning of period                                                    $19.50              $16.41             $17.92
    End of period                                                          $21.13              $19.50             $16.41
  Accumulation units outstanding
  at the end of period                                                     12,197              6,278               2,250

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/PPM America High Yield Bond Division166

  Accumulation unit value:
    Beginning of period                                                    $14.35              $12.37             $11.67
    End of period                                                          $14.74              $14.35             $12.37
  Accumulation units outstanding
  at the end of period                                                        -                1,220               1,066

JNL/Select Money Market Division118

  Accumulation unit value:
    Beginning of period                                                    $11.40              $11.61             $11.71
    End of period                                                          $11.22              $11.40             $11.61
  Accumulation units outstanding
  at the end of period                                                       965                965                1,209

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division166

  Accumulation unit value:
    Beginning of period                                                    $16.36              $14.74             $13.87
    End of period                                                          $17.09              $16.36             $14.74
  Accumulation units outstanding
  at the end of period                                                      4,056               421                1,006

JNL/Salomon Brothers U.S. Government & Quality Bond Division118

  Accumulation unit value:
    Beginning of period                                                    $14.09              $14.24             $13.18
    End of period                                                          $14.30              $14.09             $14.24
  Accumulation units outstanding
  at the end of period                                                      9,058              5,521               4,102

JNL/T. Rowe Price Established Growth Division166

  Accumulation unit value:
    Beginning of period                                                    $22.03              $17.27             $17.49
    End of period                                                          $23.66              $22.03             $17.27
  Accumulation units outstanding
  at the end of period                                                      4,431              1,430                697






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/JPMorgan International Equity Division244

  Accumulation unit value:
    Beginning of period                                                    $10.87              $8.66               $8.59
    End of period                                                          $12.36              $10.87              $8.66
  Accumulation units outstanding
  at the end of period                                                       20                3,143                10

JNL/T. Rowe Price Mid-Cap Growth Division188

  Accumulation unit value:
    Beginning of period                                                    $26.62              $19.65             $19.26
    End of period                                                          $30.71              $26.62             $19.65
  Accumulation units outstanding
  at the end of period                                                      4,639               521                 148

JNL/Alliance Capital Growth Division385

  Accumulation unit value:
    Beginning of period                                                     $8.99              $8.20                N/A
    End of period                                                           $9.34              $8.99                N/A
  Accumulation units outstanding
  at the end of period                                                      9,256              7,044                N/A

JNL/JPMorgan International Value Division444

  Accumulation unit value:
    Beginning of period                                                     $8.22              $7.53                N/A
    End of period                                                           $9.84              $8.22                N/A
  Accumulation units outstanding
  at the end of period                                                     16,384              3,765                N/A

JNL/PIMCO Total Return Bond Division118

  Accumulation unit value:
    Beginning of period                                                    $12.87              $12.57             $11.94
    End of period                                                          $13.14              $12.87             $12.57
  Accumulation units outstanding
  at the end of period                                                     26,162              6,664               1,983

JNL/Lazard Small Cap Value Division188

  Accumulation unit value:
    Beginning of period                                                    $12.21              $9.00               $9.17
    End of period                                                          $13.77              $12.21              $9.00
  Accumulation units outstanding
  at the end of period                                                      8,166              5,374                310






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Lazard Mid Cap Value Division188

  Accumulation unit value:
    Beginning of period                                                    $13.31              $10.56             $10.47
    End of period                                                          $16.22              $13.31             $10.56
  Accumulation units outstanding
  at the end of period                                                     12,067              1,094                280

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $11.99               N/A                 N/A
    End of period                                                          $12.31               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,762               N/A                 N/A

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division619

  Accumulation unit value:
    Beginning of period                                                     $7.24               N/A                 N/A
    End of period                                                           $7.91               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,203               N/A                 N/A

JNL/MCM The DowSM 10 Division188

  Accumulation unit value:
    Beginning of period                                                     $9.12              $7.42               $6.97
    End of period                                                           $9.17              $9.12               $7.42
  Accumulation units outstanding
  at the end of period                                                     29,531              10,845               817

JNL/MCM The S&P(R) 10 Division279

  Accumulation unit value:
    Beginning of period                                                     $8.29              $6.64                N/A
    End of period                                                           $9.54              $8.29                N/A
  Accumulation units outstanding
  at the end of period                                                     25,512              9,463                N/A

JNL/MCM Global 15 Division279

  Accumulation unit value:
    Beginning of period                                                     $9.00              $6.04                N/A
    End of period                                                          $11.27              $9.00                N/A
  Accumulation units outstanding
  at the end of period                                                     23,832              8,321                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM 25 Division279

  Accumulation unit value:
    Beginning of period                                                     $9.62              $6.80                N/A
    End of period                                                          $11.46              $9.62                N/A
  Accumulation units outstanding
  at the end of period                                                     25,017              8,429                N/A

JNL/MCM Select Small-Cap Division279

  Accumulation unit value:
    Beginning of period                                                    $16.01              $10.42               N/A
    End of period                                                          $17.62              $16.01               N/A
  Accumulation units outstanding
  at the end of period                                                     14,458              5,401                N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division501

  Accumulation unit value:
    Beginning of period                                                    $10.43               N/A                 N/A
    End of period                                                          $10.29               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       959                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division642

  Accumulation unit value:
    Beginning of period                                                    $13.99               N/A                 N/A
    End of period                                                          $16.61               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       122                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division718

  Accumulation unit value:
    Beginning of period                                                     $4.33               N/A                 N/A
    End of period                                                           $4.35               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,536               N/A                 N/A

JNL/Putnam Midcap Growth Division428

  Accumulation unit value:
    Beginning of period                                                     $6.27              $6.04                N/A
    End of period                                                           $7.27              $6.27                N/A
  Accumulation units outstanding
  at the end of period                                                      4,838              1,530                N/A

JNL/FMR Balanced Division166

  Accumulation unit value:
    Beginning of period                                                     $9.14              $8.23               $8.35
    End of period                                                           $9.78              $9.14               $8.23
  Accumulation units outstanding
  at the end of period                                                      4,640                -                  739

JNL/T. Rowe Price Value Division166

  Accumulation unit value:
    Beginning of period                                                    $11.26              $8.87               $8.86
    End of period                                                          $12.68              $11.26              $8.87
  Accumulation units outstanding
  at the end of period                                                     14,339              8,303               1,443

JNL/MCM S&P 500 Index Division118

  Accumulation unit value:
    Beginning of period                                                     $9.52              $7.62               $9.66
    End of period                                                          $10.24              $9.52               $7.62
  Accumulation units outstanding
  at the end of period                                                     34,523              8,104               2,599






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM S&P 400 MidCap Index Division256

  Accumulation unit value:
    Beginning of period                                                    $11.07              $8.27                N/A
    End of period                                                          $12.53              $11.07               N/A
  Accumulation units outstanding
  at the end of period                                                     21,663              4,699                N/A

JNL/MCM Small Cap Index Division256

  Accumulation unit value:
    Beginning of period                                                    $11.19              $7.78                N/A
    End of period                                                          $12.84              $11.19               N/A
  Accumulation units outstanding
  at the end of period                                                     17,205              4,638                N/A

JNL/MCM International Index Division256

  Accumulation unit value:
    Beginning of period                                                    $11.34              $8.28                N/A
    End of period                                                          $13.24              $11.34               N/A
  Accumulation units outstanding
  at the end of period                                                      9,710              4,638                N/A

JNL/MCM Bond Index Division166

  Accumulation unit value:
    Beginning of period                                                    $10.69              $10.62             $10.30
    End of period                                                          $10.82              $10.69             $10.62
  Accumulation units outstanding
  at the end of period                                                      8,911              4,506                966

JNL/Oppenheimer Global Growth Division244

  Accumulation unit value:
    Beginning of period                                                     $9.51              $6.93               $6.92
    End of period                                                          $10.96              $9.51               $6.93
  Accumulation units outstanding
  at the end of period                                                      2,085              1,133                12

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Large Cap Growth Division464

  Accumulation unit value:
    Beginning of period                                                    $10.11              $10.05               N/A
    End of period                                                          $10.87              $10.11               N/A
  Accumulation units outstanding
  at the end of period                                                      6,925               984                 N/A

JNL/AIM Small Cap Growth Division244

  Accumulation unit value:
    Beginning of period                                                    $11.09              $8.20               $8.16
    End of period                                                          $11.58              $11.09              $8.20
  Accumulation units outstanding
  at the end of period                                                      2,366              3,604                10

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division510

  Accumulation unit value:
    Beginning of period                                                    $14.55               N/A                 N/A
    End of period                                                          $16.14               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,148               N/A                 N/A

JNL/MCM Nasdaq 15 Division706

  Accumulation unit value:
    Beginning of period                                                    $10.44               N/A                 N/A
    End of period                                                          $10.81               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       929                N/A                 N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM VIP Division724

  Accumulation unit value:
    Beginning of period                                                    $10.86               N/A                 N/A
    End of period                                                          $11.06               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     11,430               N/A                 N/A

JNL/MCM JNL 5 Division724

  Accumulation unit value:
    Beginning of period                                                    $10.65               N/A                 N/A
    End of period                                                          $10.89               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      9,787               N/A                 N/A

JNL/S&P Managed Moderate Growth Division118

  Accumulation unit value:
    Beginning of period                                                    $11.08              $9.63              $10.68
    End of period                                                          $11.87              $11.08              $9.63
  Accumulation units outstanding
  at the end of period                                                     62,735              8,599               7,271

JNL/S&P Managed Growth Division118

  Accumulation unit value:
    Beginning of period                                                    $11.16              $9.38              $10.91
    End of period                                                          $12.16              $11.16              $9.38
  Accumulation units outstanding
  at the end of period                                                     122,720             48,518             16,942

JNL/S&P Managed Aggressive Growth Division118

  Accumulation unit value:
    Beginning of period                                                    $10.85              $8.75              $10.79
    End of period                                                          $11.94              $10.85              $8.75
  Accumulation units outstanding
  at the end of period                                                     53,672              1,649               2,495

JNL/S&P Very Aggressive Growth Division I595

  Accumulation unit value:
    Beginning of period                                                    $10.76               N/A                 N/A
    End of period                                                          $10.64               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Equity Growth Division I239

  Accumulation unit value:
    Beginning of period                                                     $9.77              $7.72               $7.99
    End of period                                                           $9.89              $9.77               $7.72
  Accumulation units outstanding
  at the end of period                                                        -                2,436              12,766

JNL/S&P Equity Aggressive Growth Division I505

  Accumulation unit value:
    Beginning of period                                                    $10.20               N/A                 N/A
    End of period                                                          $10.15               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Core Index 50 Division510

  Accumulation unit value:
    Beginning of period                                                     $9.94               N/A                 N/A
    End of period                                                           $9.95               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Core Index 100 Division483

  Accumulation unit value:
    Beginning of period                                                    $10.11              $10.01               N/A
    End of period                                                          $10.23              $10.11               N/A
  Accumulation units outstanding
  at the end of period                                                        -                12,624               N/A

JNL/S&P Core Index 75 Division525

  Accumulation unit value:
    Beginning of period                                                    $10.26               N/A                 N/A
    End of period                                                          $10.12               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.30% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
20% ADDITIONAL FREE WITHDRAWAL AND COMBINED DEATH BENEFIT AND EARNINGSMAX AND
  FIVE YEAR WITHDRAWAL CHARGE PERIOD
GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND HIGHEST ANNIVERSARY VALUE DEATH
  BENEFIT AND THREE YEAR WITHDRAWAL CHARGE PERIOD
20% ADDITIONAL FREE WITHDRAWAL AND COMBINATION 5% ROLL-UP AND HIGHEST
  ANNIVERSARY VALUE DEATH BENEFIT AND FIVE YEAR WITHDRAWAL CHARGE PERIOD
20% ADDITIONAL FREE WITHDRAWAL AND 5% ROLL-UP DEATH BENEFIT AND FIVE YEAR
  WITHDRAWAL CHARGE PERIOD
20% ADDITIONAL FREE WITHDRAWAL AND COMBINATION 4% ROLL-UP AND HIGHEST
  ANNIVERSARY VALUE DEATH BENEFIT AND GUARANTEED MINIMUM WITHDRAWAL
  BENEFIT
COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  EARNINGSMAX AND THREE YEAR WITHDRAWAL CHARGE PERIOD
20% ADDITIONAL FREE WITHDRAWAL AND EARNINGSMAX AND FIVE YEAR WITHDRAWAL CHARGE
  PERIOD AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT
COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND FIVE YEAR
  WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT
5% ROLL-UP DEATH BENEFIT AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH PREMIUM CREDIT 2% COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH
  BENEFIT AND EARNINGSMAX AND FIVE YEAR WITHDRAWAL CHARGE PERIOD
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT
  RELAUNCH AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT
20% ADDITIONAL FREE WITHDRAWAL AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT
  RELAUNCH AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH
COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  EARNINGSMAX AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT
  RELAUNCH AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT
GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH AND THREE YEAR WITHDRAWAL CHARGE
  PERIOD
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division109

  Accumulation unit value:
    Beginning of period                                                    $21.94              $16.57             $16.83
    End of period                                                          $23.94              $21.94             $16.57
  Accumulation units outstanding
  at the end of period                                                      1,181                -                   -

JNL/FMR Capital Growth Division180

  Accumulation unit value:
    Beginning of period                                                    $16.71              $12.60             $12.75
    End of period                                                          $19.26              $16.71             $12.60
  Accumulation units outstanding
  at the end of period                                                       10                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Global Growth Division686

  Accumulation unit value:
    Beginning of period                                                    $19.36               N/A                 N/A
    End of period                                                          $21.28               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,929               N/A                 N/A

JNL/Alger Growth Division147

  Accumulation unit value:
    Beginning of period                                                    $15.65              $11.84             $14.64
    End of period                                                          $16.06              $15.65             $11.84
  Accumulation units outstanding
  at the end of period                                                      1,646               102                  -

JNL/Eagle Core Equity Division101

  Accumulation unit value:
    Beginning of period                                                    $15.35              $12.61             $15.84
    End of period                                                          $15.95              $15.35             $12.61
  Accumulation units outstanding
  at the end of period                                                      7,098              1,030                 -

JNL/Eagle SmallCap Equity Division102

  Accumulation unit value:
    Beginning of period                                                    $15.65              $11.44             $15.96
    End of period                                                          $18.16              $15.65             $11.44
  Accumulation units outstanding
  at the end of period                                                      2,805              1,662                 -

JNL/Select Balanced Division101

  Accumulation unit value:
    Beginning of period                                                    $19.49              $16.40             $17.66
    End of period                                                          $21.12              $19.49             $16.40
  Accumulation units outstanding
  at the end of period                                                     13,521               136                  -

JNL/Putnam Equity Division109

  Accumulation unit value:
    Beginning of period                                                    $16.76              $13.48             $16.11
    End of period                                                          $18.52              $16.76             $13.48
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/PPM America High Yield Bond Division97

  Accumulation unit value:
    Beginning of period                                                    $14.34              $12.37             $12.51
    End of period                                                          $14.73              $14.34             $12.37
  Accumulation units outstanding
  at the end of period                                                        -                 393                  -

JNL/Select Money Market Division147

  Accumulation unit value:
    Beginning of period                                                    $11.39              $11.60             $11.68
    End of period                                                          $11.22              $11.39             $11.60
  Accumulation units outstanding
  at the end of period                                                      5,319                -                   -

JNL/Putnam Value Equity Division109

  Accumulation unit value:
    Beginning of period                                                    $16.95              $13.92             $16.74
    End of period                                                          $18.18              $16.95             $13.92
  Accumulation units outstanding
  at the end of period                                                       42                  43                  -

JNL/Salomon Brothers Strategic Bond Division97

  Accumulation unit value:
    Beginning of period                                                    $16.35              $14.74             $14.28
    End of period                                                          $17.08              $16.35             $14.74
  Accumulation units outstanding
  at the end of period                                                      4,537               503                  -

JNL/Salomon Brothers U.S. Government & Quality Bond Division97

  Accumulation unit value:
    Beginning of period                                                    $14.08              $14.24             $13.13
    End of period                                                          $14.29              $14.08             $14.24
  Accumulation units outstanding
  at the end of period                                                      4,775                -                   -

JNL/T. Rowe Price Established Growth Division97

  Accumulation unit value:
    Beginning of period                                                    $22.02              $17.26             $22.25
    End of period                                                          $23.65              $22.02             $17.26
  Accumulation units outstanding
  at the end of period                                                      1,884               435                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/JPMorgan International Equity Division109

  Accumulation unit value:
    Beginning of period                                                    $10.87              $8.66              $11.06
    End of period                                                          $12.36              $10.87              $8.66
  Accumulation units outstanding
  at the end of period                                                      2,295                53                  -

JNL/T. Rowe Price Mid-Cap Growth Division102

  Accumulation unit value:
    Beginning of period                                                    $26.61              $19.65             $25.19
    End of period                                                          $30.70              $26.61             $19.65
  Accumulation units outstanding
  at the end of period                                                      8,288              1,498                 -

JNL/Alliance Capital Growth Division162

  Accumulation unit value:
    Beginning of period                                                     $8.99              $7.40               $7.68
    End of period                                                           $9.34              $8.99               $7.40
  Accumulation units outstanding
  at the end of period                                                      3,696                -                   -

JNL/JPMorgan International Value Division303

  Accumulation unit value:
    Beginning of period                                                     $8.22              $5.79                N/A
    End of period                                                           $9.84              $8.22                N/A
  Accumulation units outstanding
  at the end of period                                                      9,324              1,094                N/A

JNL/PIMCO Total Return Bond Division101

  Accumulation unit value:
    Beginning of period                                                    $12.87              $12.57             $12.07
    End of period                                                          $13.13              $12.87             $12.57
  Accumulation units outstanding
  at the end of period                                                     16,252               556                  -

JNL/Lazard Small Cap Value Division129

  Accumulation unit value:
    Beginning of period                                                    $12.20              $9.00              $11.08
    End of period                                                          $13.76              $12.20              $9.00
  Accumulation units outstanding
  at the end of period                                                     13,789              3,697                 -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Lazard Mid Cap Value Division129

  Accumulation unit value:
    Beginning of period                                                    $13.30              $10.56             $12.47
    End of period                                                          $16.21              $13.30             $10.56
  Accumulation units outstanding
  at the end of period                                                     24,676              3,548                 -

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $11.98               N/A                 N/A
    End of period                                                          $12.30               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     12,343               N/A                 N/A

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division135

  Accumulation unit value:
    Beginning of period                                                     $7.28              $5.77               $7.00
    End of period                                                           $7.91              $7.28               $5.77
  Accumulation units outstanding
  at the end of period                                                      7,287              1,299                 -

JNL/MCM The DowSM 10 Division109

  Accumulation unit value:
    Beginning of period                                                     $9.12              $7.42               $8.79
    End of period                                                           $9.17              $9.12               $7.42
  Accumulation units outstanding
  at the end of period                                                     136,524               42                  -

JNL/MCM The S&P(R) 10 Division131

  Accumulation unit value:
    Beginning of period                                                     $8.27              $7.12               $9.45
    End of period                                                           $9.51              $8.27               $7.12
  Accumulation units outstanding
  at the end of period                                                     126,757               -                   -

JNL/MCM Global 15 Division131

  Accumulation unit value:
    Beginning of period                                                     $8.98              $6.90               $8.41
    End of period                                                          $11.25              $8.98               $6.90
  Accumulation units outstanding
  at the end of period                                                     107,799               44                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM 25 Division131

  Accumulation unit value:
    Beginning of period                                                     $9.60              $7.39               $9.04
    End of period                                                          $11.43              $9.60               $7.39
  Accumulation units outstanding
  at the end of period                                                     102,138               -                   -

JNL/MCM Select Small-Cap Division131

  Accumulation unit value:
    Beginning of period                                                    $15.98              $11.05             $13.41
    End of period                                                          $17.58              $15.98             $11.05
  Accumulation units outstanding
  at the end of period                                                     63,448               608                  -

JNL/MCM Technology Sector Division526

  Accumulation unit value:
    Beginning of period                                                     $5.62               N/A                 N/A
    End of period                                                           $5.46               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,152               N/A                 N/A

JNL/MCM Healthcare Sector Division521

  Accumulation unit value:
    Beginning of period                                                    $10.49               N/A                 N/A
    End of period                                                          $10.29               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       177                N/A                 N/A

JNL/MCM Financial Sector Division561

  Accumulation unit value:
    Beginning of period                                                    $10.37               N/A                 N/A
    End of period                                                          $11.57               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       118                N/A                 N/A

JNL/MCM Oil & Gas Sector Division505

  Accumulation unit value:
    Beginning of period                                                    $13.08               N/A                 N/A
    End of period                                                          $16.61               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,489               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Consumer Brands Sector Division526

  Accumulation unit value:
    Beginning of period                                                     $9.97               N/A                 N/A
    End of period                                                          $10.39               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM Communications Sector Division526

  Accumulation unit value:
    Beginning of period                                                     $4.15               N/A                 N/A
    End of period                                                           $4.35               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Putnam Midcap Growth Division109

  Accumulation unit value:
    Beginning of period                                                     $6.27              $4.81               $6.20
    End of period                                                           $7.27              $6.27               $4.81
  Accumulation units outstanding
  at the end of period                                                     15,195                -                   -

JNL/FMR Balanced Division97

  Accumulation unit value:
    Beginning of period                                                     $9.14              $8.22               $9.06
    End of period                                                           $9.77              $9.14               $8.22
  Accumulation units outstanding
  at the end of period                                                      1,987                -                   -

JNL/T. Rowe Price Value Division97

  Accumulation unit value:
    Beginning of period                                                    $11.26              $8.87              $11.38
    End of period                                                          $12.68              $11.26              $8.87
  Accumulation units outstanding
  at the end of period                                                     16,033               411                  -

JNL/MCM S&P 500 Index Division87

  Accumulation unit value:
    Beginning of period                                                     $9.52              $7.62               $9.84
    End of period                                                          $10.24              $9.52               $7.62
  Accumulation units outstanding
  at the end of period                                                     60,156               458                 486






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM S&P 400 MidCap Index Division132

  Accumulation unit value:
    Beginning of period                                                    $11.07              $8.42              $10.09
    End of period                                                          $12.53              $11.07              $8.42
  Accumulation units outstanding
  at the end of period                                                     28,661                -                   -

JNL/MCM Small Cap Index Division132

  Accumulation unit value:
    Beginning of period                                                    $11.19              $7.85               $9.69
    End of period                                                          $12.84              $11.19              $7.85
  Accumulation units outstanding
  at the end of period                                                     30,423                -                   -

JNL/MCM International Index Division132

  Accumulation unit value:
    Beginning of period                                                    $11.34              $8.45              $10.17
    End of period                                                          $13.24              $11.34              $8.45
  Accumulation units outstanding
  at the end of period                                                     37,235                -                   -

JNL/MCM Bond Index Division132

  Accumulation unit value:
    Beginning of period                                                    $10.68              $10.62             $10.05
    End of period                                                          $10.82              $10.68             $10.62
  Accumulation units outstanding
  at the end of period                                                     25,892                -                   -

JNL/Oppenheimer Global Growth Division147

  Accumulation unit value:
    Beginning of period                                                     $9.52              $6.93               $8.18
    End of period                                                          $10.97              $9.52               $6.93
  Accumulation units outstanding
  at the end of period                                                     13,788              1,173                 -

JNL/Oppenheimer Growth Division147

  Accumulation unit value:
    Beginning of period                                                     $7.80              $6.77               $7.94
    End of period                                                           $7.94              $7.80               $6.77
  Accumulation units outstanding
  at the end of period                                                       462                 -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Large Cap Growth Division147

  Accumulation unit value:
    Beginning of period                                                    $10.11              $7.96               $9.07
    End of period                                                          $10.87              $10.11              $7.96
  Accumulation units outstanding
  at the end of period                                                      2,948               157                  -

JNL/AIM Small Cap Growth Division104

  Accumulation unit value:
    Beginning of period                                                    $11.10              $8.21              $10.73
    End of period                                                          $11.59              $11.10              $8.21
  Accumulation units outstanding
  at the end of period                                                      3,430                -                   -

JNL/AIM Premier Equity II Division102

  Accumulation unit value:
    Beginning of period                                                     $9.25              $7.72              $10.25
    End of period                                                           $9.03              $9.25               $7.72
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Select Value Division338

  Accumulation unit value:
    Beginning of period                                                    $14.37              $12.09               N/A
    End of period                                                          $16.12              $14.37               N/A
  Accumulation units outstanding
  at the end of period                                                      2,906                -                  N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division699

  Accumulation unit value:
    Beginning of period                                                    $10.54               N/A                 N/A
    End of period                                                          $11.41               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM VIP Division697

  Accumulation unit value:
    Beginning of period                                                    $10.22               N/A                 N/A
    End of period                                                          $11.06               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      8,221               N/A                 N/A

JNL/MCM JNL 5 Division687

  Accumulation unit value:
    Beginning of period                                                     $9.68               N/A                 N/A
    End of period                                                          $10.89               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,860               N/A                 N/A

JNL/S&P Managed Moderate Growth Division78

  Accumulation unit value:
    Beginning of period                                                    $11.08              $9.63              $10.83
    End of period                                                          $11.86              $11.08              $9.63
  Accumulation units outstanding
  at the end of period                                                     100,647             2,545               1,782

JNL/S&P Managed Growth Division78

  Accumulation unit value:
    Beginning of period                                                    $11.16              $9.38              $11.09
    End of period                                                          $12.15              $11.16              $9.38
  Accumulation units outstanding
  at the end of period                                                     17,539              2,965                 -

JNL/S&P Managed Aggressive Growth Division78

  Accumulation unit value:
    Beginning of period                                                    $10.84              $8.75               $8.40
    End of period                                                          $11.93              $10.84              $8.75
  Accumulation units outstanding
  at the end of period                                                      9,460                -                   -

JNL/S&P Very Aggressive Growth Division I306

  Accumulation unit value:
    Beginning of period                                                    $10.46              $7.98                N/A
    End of period                                                          $10.63              $10.46               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Equity Growth Division I134

  Accumulation unit value:
    Beginning of period                                                     $9.77              $7.72               $9.15
    End of period                                                           $9.89              $9.77               $7.72
  Accumulation units outstanding
  at the end of period                                                        -                 424                  -

JNL/S&P Equity Aggressive Growth Division I335

  Accumulation unit value:
    Beginning of period                                                     $9.99              $8.44                N/A
    End of period                                                          $10.14              $9.99                N/A
  Accumulation units outstanding
  at the end of period                                                        -                 322                 N/A

JNL/S&P Core Index 50 Division180

  Accumulation unit value:
    Beginning of period                                                     $9.81              $7.67               $7.86
    End of period                                                           $9.94              $9.81               $7.67
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Core Index 100 Division174

  Accumulation unit value:
    Beginning of period                                                    $10.10              $8.47               $8.82
    End of period                                                          $10.23              $10.10              $8.47
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Core Index 75 Division273

  Accumulation unit value:
    Beginning of period                                                     $9.98              $7.79                N/A
    End of period                                                          $10.12              $9.98                N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/S&P Managed Conservative Division689

  Accumulation unit value:
    Beginning of period                                                     $9.94               N/A                 N/A
    End of period                                                          $10.29               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     10,814               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Division692

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A                 N/A
    End of period                                                          $10.48               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     38,086               N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.305% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
5% ROLL-UP DEATH BENEFIT AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH AND
  PREMIUM CREDIT 2%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division682

  Accumulation unit value:
    Beginning of period                                                    $19.97               N/A                 N/A
    End of period                                                          $21.10               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       755                N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Established Growth Division682

  Accumulation unit value:
    Beginning of period                                                    $21.40               N/A                 N/A
    End of period                                                          $23.63               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       890                N/A                 N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division682

  Accumulation unit value:
    Beginning of period                                                    $27.36               N/A                 N/A
    End of period                                                          $30.68               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       265                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division682

  Accumulation unit value:
    Beginning of period                                                    $13.12               N/A                 N/A
    End of period                                                          $13.13               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,786               N/A                 N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division682

  Accumulation unit value:
    Beginning of period                                                    $12.05               N/A                 N/A
    End of period                                                          $12.29               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       639                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Global 15 Division682

  Accumulation unit value:
    Beginning of period                                                    $10.04               N/A                 N/A
    End of period                                                          $11.24               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,731               N/A                 N/A

JNL/MCM 25 Division682

  Accumulation unit value:
    Beginning of period                                                    $10.37               N/A                 N/A
    End of period                                                          $11.43               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,415               N/A                 N/A

JNL/MCM Select Small-Cap Division682

  Accumulation unit value:
    Beginning of period                                                    $15.06               N/A                 N/A
    End of period                                                          $17.58               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       469                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Bond Index Division682

  Accumulation unit value:
    Beginning of period                                                    $10.84               N/A                 N/A
    End of period                                                          $10.82               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,165               N/A                 N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division682

  Accumulation unit value:
    Beginning of period                                                    $10.81               N/A                 N/A
    End of period                                                          $11.93               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,355               N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.31% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
EARNINGSMAX AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND PREMIUM CREDIT 4%
4% ROLL-UP DEATH BENEFIT AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND PREMIUM
  CREDIT 4%
COMBINED DEATH BENEFIT AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM
  CREDIT 4%
GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND HIGHEST ANNIVERSARY VALUE
  DEATH BENEFIT AND PREMIUM CREDIT 4%
GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH AND HIGHEST ANNIVERSARY VALUE
  DEATH BENEFIT AND PREMIUM CREDIT 4%
$1 MILLION PREMIUM ADMINISTRATIVE FEE WAIVER AND HIGHEST ANNIVERSARY VALUE DEATH
  BENEFIT AND NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 4% COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM
  CREDIT 4%
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT
  AND PREMIUM CREDIT 4%
GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH AND PREMIUM CREDIT 4%
GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH AND PREMIUM CREDIT 4%
$1 MILLION PREMIUM ADMINISTRATIVE FEE WAIVER AND FIVE YEAR WITHDRAWAL CHARGE
  PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 4%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division298

  Accumulation unit value:
    Beginning of period                                                    $21.92              $16.43               N/A
    End of period                                                          $23.92              $21.92               N/A
  Accumulation units outstanding
  at the end of period                                                      5,411              7,973                N/A

JNL/FMR Capital Growth Division440

  Accumulation unit value:
    Beginning of period                                                    $16.69              $15.74               N/A
    End of period                                                          $19.25              $16.69               N/A
  Accumulation units outstanding
  at the end of period                                                      6,079              6,673                N/A

JNL/Select Global Growth Division719

  Accumulation unit value:
    Beginning of period                                                    $21.21               N/A                 N/A
    End of period                                                          $21.26               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,931               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alger Growth Division356

  Accumulation unit value:
    Beginning of period                                                    $15.64              $13.63               N/A
    End of period                                                          $16.05              $15.64               N/A
  Accumulation units outstanding
  at the end of period                                                      6,197              3,286                N/A

JNL/Eagle Core Equity Division298

  Accumulation unit value:
    Beginning of period                                                    $15.34              $12.12               N/A
    End of period                                                          $15.94              $15.34               N/A
  Accumulation units outstanding
  at the end of period                                                      8,813              8,324                N/A

JNL/Eagle SmallCap Equity Division283

  Accumulation unit value:
    Beginning of period                                                    $15.63              $10.09               N/A
    End of period                                                          $18.15              $15.63               N/A
  Accumulation units outstanding
  at the end of period                                                      4,796              12,195               N/A

JNL/Select Balanced Division298

  Accumulation unit value:
    Beginning of period                                                    $19.47              $15.86               N/A
    End of period                                                          $21.09              $19.47               N/A
  Accumulation units outstanding
  at the end of period                                                     18,767              7,441                N/A

JNL/Putnam Equity Division440

  Accumulation unit value:
    Beginning of period                                                    $16.75              $15.65               N/A
    End of period                                                          $18.50              $16.75               N/A
  Accumulation units outstanding
  at the end of period                                                      5,084              5,681                N/A

JNL/PPM America High Yield Bond Division296

  Accumulation unit value:
    Beginning of period                                                    $14.33              $12.84               N/A
    End of period                                                          $14.72              $14.33               N/A
  Accumulation units outstanding
  at the end of period                                                        -                8,814                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Money Market Division375

  Accumulation unit value:
    Beginning of period                                                    $11.38              $11.48               N/A
    End of period                                                          $11.21              $11.38               N/A
  Accumulation units outstanding
  at the end of period                                                     32,054              19,840               N/A

JNL/Putnam Value Equity Division382

  Accumulation unit value:
    Beginning of period                                                    $16.93              $15.15               N/A
    End of period                                                          $18.16              $16.93               N/A
  Accumulation units outstanding
  at the end of period                                                     10,981              9,848                N/A

JNL/Salomon Brothers Strategic Bond Division368

  Accumulation unit value:
    Beginning of period                                                    $16.34              $15.98               N/A
    End of period                                                          $17.07              $16.34               N/A
  Accumulation units outstanding
  at the end of period                                                     13,472              2,090                N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division272

  Accumulation unit value:
    Beginning of period                                                    $14.07              $14.29               N/A
    End of period                                                          $14.28              $14.07               N/A
  Accumulation units outstanding
  at the end of period                                                      7,861              6,703                N/A

JNL/T. Rowe Price Established Growth Division356

  Accumulation unit value:
    Beginning of period                                                    $22.00              $19.42               N/A
    End of period                                                          $23.62              $22.00               N/A
  Accumulation units outstanding
  at the end of period                                                     20,570              8,756                N/A

JNL/JPMorgan International Equity Division400

  Accumulation unit value:
    Beginning of period                                                    $10.86              $9.38                N/A
    End of period                                                          $12.35              $10.86               N/A
  Accumulation units outstanding
  at the end of period                                                     10,264               265                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/T. Rowe Price Mid-Cap Growth Division372

  Accumulation unit value:
    Beginning of period                                                    $26.59              $23.16               N/A
    End of period                                                          $30.67              $26.59               N/A
  Accumulation units outstanding
  at the end of period                                                     23,289              14,169               N/A

JNL/Alliance Capital Growth Division382

  Accumulation unit value:
    Beginning of period                                                     $8.98              $8.30                N/A
    End of period                                                           $9.33              $8.98                N/A
  Accumulation units outstanding
  at the end of period                                                      9,968                -                  N/A

JNL/JPMorgan International Value Division392

  Accumulation unit value:
    Beginning of period                                                     $8.21              $6.88                N/A
    End of period                                                           $9.83              $8.21                N/A
  Accumulation units outstanding
  at the end of period                                                     29,301              4,454                N/A

JNL/PIMCO Total Return Bond Division289

  Accumulation unit value:
    Beginning of period                                                    $12.86              $12.70               N/A
    End of period                                                          $13.13              $12.86               N/A
  Accumulation units outstanding
  at the end of period                                                     40,953              19,770               N/A

JNL/Lazard Small Cap Value Division308

  Accumulation unit value:
    Beginning of period                                                    $12.20              $8.74                N/A
    End of period                                                          $13.75              $12.20               N/A
  Accumulation units outstanding
  at the end of period                                                     18,574              5,730                N/A

JNL/Lazard Mid Cap Value Division339

  Accumulation unit value:
    Beginning of period                                                    $13.30              $11.37               N/A
    End of period                                                          $16.20              $13.30               N/A
  Accumulation units outstanding
  at the end of period                                                     33,246              7,297                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $11.97               N/A                 N/A
    End of period                                                          $12.29               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     23,289               N/A                 N/A

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division293

  Accumulation unit value:
    Beginning of period                                                     $7.27              $5.87                N/A
    End of period                                                           $7.91              $7.27                N/A
  Accumulation units outstanding
  at the end of period                                                     43,187              18,761               N/A

JNL/MCM The DowSM 10 Division267

  Accumulation unit value:
    Beginning of period                                                     $9.12              $6.43                N/A
    End of period                                                           $9.16              $9.12                N/A
  Accumulation units outstanding
  at the end of period                                                     292,193             98,068               N/A

JNL/MCM The S&P(R) 10 Division267

  Accumulation unit value:
    Beginning of period                                                     $8.27              $6.41                N/A
    End of period                                                           $9.51              $8.27                N/A
  Accumulation units outstanding
  at the end of period                                                     273,459             83,966               N/A

JNL/MCM Global 15 Division267

  Accumulation unit value:
    Beginning of period                                                     $8.98              $6.18                N/A
    End of period                                                          $11.24              $8.98                N/A
  Accumulation units outstanding
  at the end of period                                                     254,514             88,599               N/A

JNL/MCM 25 Division267

  Accumulation unit value:
    Beginning of period                                                     $9.59              $6.64                N/A
    End of period                                                          $11.43              $9.59                N/A
  Accumulation units outstanding
  at the end of period                                                     249,721             79,340               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Select Small-Cap Division267

  Accumulation unit value:
    Beginning of period                                                    $15.98              $10.14               N/A
    End of period                                                          $17.58              $15.98               N/A
  Accumulation units outstanding
  at the end of period                                                     163,376             51,756               N/A

JNL/MCM Technology Sector Division536

  Accumulation unit value:
    Beginning of period                                                     $5.24               N/A                 N/A
    End of period                                                           $5.46               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,355               N/A                 N/A

JNL/MCM Healthcare Sector Division520

  Accumulation unit value:
    Beginning of period                                                    $10.54               N/A                 N/A
    End of period                                                          $10.28               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,974               N/A                 N/A

JNL/MCM Financial Sector Division521

  Accumulation unit value:
    Beginning of period                                                    $10.94               N/A                 N/A
    End of period                                                          $11.56               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,663               N/A                 N/A

JNL/MCM Oil & Gas Sector Division551

  Accumulation unit value:
    Beginning of period                                                    $13.46               N/A                 N/A
    End of period                                                          $16.60               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      9,490               N/A                 N/A

JNL/MCM Consumer Brands Sector Division483

  Accumulation unit value:
    Beginning of period                                                     $9.65              $9.54                N/A
    End of period                                                          $10.39              $9.65                N/A
  Accumulation units outstanding
  at the end of period                                                        -                1,090                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division536

  Accumulation unit value:
    Beginning of period                                                     $3.96               N/A                 N/A
    End of period                                                           $4.34               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,937               N/A                 N/A

JNL/Putnam Midcap Growth Division339

  Accumulation unit value:
    Beginning of period                                                     $6.27              $5.41                N/A
    End of period                                                           $7.26              $6.27                N/A
  Accumulation units outstanding
  at the end of period                                                     20,736              5,586                N/A

JNL/FMR Balanced Division308

  Accumulation unit value:
    Beginning of period                                                     $9.14              $8.26                N/A
    End of period                                                           $9.77              $9.14                N/A
  Accumulation units outstanding
  at the end of period                                                     24,415              14,478               N/A

JNL/T. Rowe Price Value Division373

  Accumulation unit value:
    Beginning of period                                                    $11.25              $9.71                N/A
    End of period                                                          $12.67              $11.25               N/A
  Accumulation units outstanding
  at the end of period                                                     20,890              12,397               N/A

JNL/MCM S&P 500 Index Division267

  Accumulation unit value:
    Beginning of period                                                     $9.52              $7.08                N/A
    End of period                                                          $10.23              $9.52                N/A
  Accumulation units outstanding
  at the end of period                                                     241,634             93,656               N/A

JNL/MCM S&P 400 MidCap Index Division267

  Accumulation unit value:
    Beginning of period                                                    $11.07              $7.77                N/A
    End of period                                                          $12.52              $11.07               N/A
  Accumulation units outstanding
  at the end of period                                                     126,926             54,618               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Small Cap Index Division267

  Accumulation unit value:
    Beginning of period                                                    $11.19              $7.26                N/A
    End of period                                                          $12.83              $11.19               N/A
  Accumulation units outstanding
  at the end of period                                                     121,070             46,041               N/A

JNL/MCM International Index Division267

  Accumulation unit value:
    Beginning of period                                                    $11.34              $7.94                N/A
    End of period                                                          $13.24              $11.34               N/A
  Accumulation units outstanding
  at the end of period                                                     90,904              30,436               N/A

JNL/MCM Bond Index Division267

  Accumulation unit value:
    Beginning of period                                                    $10.68              $10.64               N/A
    End of period                                                          $10.82              $10.68               N/A
  Accumulation units outstanding
  at the end of period                                                     68,410              11,966               N/A

JNL/Oppenheimer Global Growth Division308

  Accumulation unit value:
    Beginning of period                                                     $9.52              $6.55                N/A
    End of period                                                          $10.97              $9.52                N/A
  Accumulation units outstanding
  at the end of period                                                     17,973              10,557               N/A

JNL/Oppenheimer Growth Division339

  Accumulation unit value:
    Beginning of period                                                     $7.79              $7.27                N/A
    End of period                                                           $7.94              $7.79                N/A
  Accumulation units outstanding
  at the end of period                                                     27,245              3,952                N/A

JNL/AIM Large Cap Growth Division308

  Accumulation unit value:
    Beginning of period                                                    $10.11              $8.16                N/A
    End of period                                                          $10.87              $10.11               N/A
  Accumulation units outstanding
  at the end of period                                                     24,115              14,318               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Small Cap Growth Division366

  Accumulation unit value:
    Beginning of period                                                    $11.10              $9.87                N/A
    End of period                                                          $11.59              $11.10               N/A
  Accumulation units outstanding
  at the end of period                                                     10,343              13,394               N/A

JNL/AIM Premier Equity II Division389

  Accumulation unit value:
    Beginning of period                                                     $9.25              $8.30                N/A
    End of period                                                           $9.02              $9.25                N/A
  Accumulation units outstanding
  at the end of period                                                        -                1,485                N/A

JNL/Select Value Division382

  Accumulation unit value:
    Beginning of period                                                    $14.37              $12.40               N/A
    End of period                                                          $16.11              $14.37               N/A
  Accumulation units outstanding
  at the end of period                                                     17,850              2,442                N/A

JNL/MCM Nasdaq 15 Division680

  Accumulation unit value:
    Beginning of period                                                     $9.90               N/A                 N/A
    End of period                                                          $10.81               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       506                N/A                 N/A

JNL/MCM Value Line 25 Division680

  Accumulation unit value:
    Beginning of period                                                     $9.76               N/A                 N/A
    End of period                                                          $11.41               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,787               N/A                 N/A

JNL/MCM VIP Division680

  Accumulation unit value:
    Beginning of period                                                     $9.89               N/A                 N/A
    End of period                                                          $11.06               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     11,443               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM JNL 5 Division688

  Accumulation unit value:
    Beginning of period                                                     $9.68               N/A                 N/A
    End of period                                                          $10.89               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     20,278               N/A                 N/A

JNL/S&P Managed Moderate Growth Division293

  Accumulation unit value:
    Beginning of period                                                    $11.07              $9.66                N/A
    End of period                                                          $11.86              $11.07               N/A
  Accumulation units outstanding
  at the end of period                                                     150,363             51,358               N/A

JNL/S&P Managed Growth Division293

  Accumulation unit value:
    Beginning of period                                                    $11.15              $9.38                N/A
    End of period                                                          $12.14              $11.15               N/A
  Accumulation units outstanding
  at the end of period                                                     374,577             87,768               N/A

JNL/S&P Managed Aggressive Growth Division293

  Accumulation unit value:
    Beginning of period                                                    $10.84              $8.76                N/A
    End of period                                                          $11.93              $10.84               N/A
  Accumulation units outstanding
  at the end of period                                                     238,472             19,858               N/A

JNL/S&P Very Aggressive Growth Division I367

  Accumulation unit value:
    Beginning of period                                                    $10.45              $9.33                N/A
    End of period                                                          $10.63              $10.45               N/A
  Accumulation units outstanding
  at the end of period                                                        -                6,384                N/A

JNL/S&P Equity Growth Division I441

  Accumulation unit value:
    Beginning of period                                                     $9.76              $9.06                N/A
    End of period                                                           $9.88              $9.76                N/A
  Accumulation units outstanding
  at the end of period                                                        -                73,679               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Equity Aggressive Growth Division I367

  Accumulation unit value:
    Beginning of period                                                     $9.98              $8.93                N/A
    End of period                                                          $10.14              $9.98                N/A
  Accumulation units outstanding
  at the end of period                                                        -                11,843               N/A

JNL/S&P Core Index 50 Division543

  Accumulation unit value:
    Beginning of period                                                     $9.66               N/A                 N/A
    End of period                                                           $9.94               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Core Index 100 Division280

  Accumulation unit value:
    Beginning of period                                                    $10.10              $8.07                N/A
    End of period                                                          $10.23              $10.10               N/A
  Accumulation units outstanding
  at the end of period                                                        -                46,607               N/A

JNL/S&P Core Index 75 Division455

  Accumulation unit value:
    Beginning of period                                                     $9.97              $9.53                N/A
    End of period                                                          $10.12              $9.97                N/A
  Accumulation units outstanding
  at the end of period                                                        -                7,504                N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division730

  Accumulation unit value:
    Beginning of period                                                    $10.43               N/A                 N/A
    End of period                                                          $10.48               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       748                N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.32% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND
  PREMIUM CREDIT 3%
COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 3%
5% ROLL-UP DEATH BENEFIT AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND PREMIUM
  CREDIT 3%
4% ROLL-UP DEATH BENEFIT AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND
  PREMIUM CREDIT 3%
HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND NEW GUARANTEED MINIMUM WITHDRAWAL
  BENEFIT AND PREMIUM CREDIT 3%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division707

  Accumulation unit value:
    Beginning of period                                                    $23.21               N/A                 N/A
    End of period                                                          $23.90               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,132               N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division707

  Accumulation unit value:
    Beginning of period                                                    $16.87               N/A                 N/A
    End of period                                                          $17.05               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       311                N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Established Growth Division723

  Accumulation unit value:
    Beginning of period                                                    $23.07               N/A                 N/A
    End of period                                                          $23.60               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       406                N/A                 N/A

JNL/JPMorgan International Equity Division605

  Accumulation unit value:
    Beginning of period                                                    $10.87               N/A                 N/A
    End of period                                                          $12.33               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       69                 N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division707

  Accumulation unit value:
    Beginning of period                                                    $13.12               N/A                 N/A
    End of period                                                          $13.12               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,736               N/A                 N/A

JNL/Lazard Small Cap Value Division707

  Accumulation unit value:
    Beginning of period                                                    $13.26               N/A                 N/A
    End of period                                                          $13.74               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,144               N/A                 N/A

JNL/Lazard Mid Cap Value Division707

  Accumulation unit value:
    Beginning of period                                                    $15.56               N/A                 N/A
    End of period                                                          $16.19               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       972                N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division436

  Accumulation unit value:
    Beginning of period                                                     $9.11              $8.19                N/A
    End of period                                                           $9.16              $9.11                N/A
  Accumulation units outstanding
  at the end of period                                                      9,375               454                 N/A

JNL/MCM The S&P(R) 10 Division436

  Accumulation unit value:
    Beginning of period                                                     $8.26              $7.72                N/A
    End of period                                                           $9.50              $8.26                N/A
  Accumulation units outstanding
  at the end of period                                                      3,061               481                 N/A

JNL/MCM Global 15 Division605

  Accumulation unit value:
    Beginning of period                                                     $9.33               N/A                 N/A
    End of period                                                          $11.23               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     10,284               N/A                 N/A

JNL/MCM 25 Division436

  Accumulation unit value:
    Beginning of period                                                     $9.59              $8.48                N/A
    End of period                                                          $11.42              $9.59                N/A
  Accumulation units outstanding
  at the end of period                                                      6,055               438                 N/A

JNL/MCM Select Small-Cap Division688

  Accumulation unit value:
    Beginning of period                                                    $15.17               N/A                 N/A
    End of period                                                          $17.56               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       713                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division695

  Accumulation unit value:
    Beginning of period                                                     $5.08               N/A                 N/A
    End of period                                                           $5.46               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       483                N/A                 N/A

JNL/MCM Healthcare Sector Division695

  Accumulation unit value:
    Beginning of period                                                     $9.46               N/A                 N/A
    End of period                                                          $10.27               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       260                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division660

  Accumulation unit value:
    Beginning of period                                                    $15.21               N/A                 N/A
    End of period                                                          $16.59               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       156                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division718

  Accumulation unit value:
    Beginning of period                                                     $4.32               N/A                 N/A
    End of period                                                           $4.34               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      9,635               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division707

  Accumulation unit value:
    Beginning of period                                                     $9.54               N/A                 N/A
    End of period                                                           $9.77               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,487               N/A                 N/A

JNL/T. Rowe Price Value Division723

  Accumulation unit value:
    Beginning of period                                                    $12.24               N/A                 N/A
    End of period                                                          $12.66               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       573                N/A                 N/A

JNL/MCM S&P 500 Index Division436

  Accumulation unit value:
    Beginning of period                                                     $9.51              $8.96                N/A
    End of period                                                          $10.23              $9.51                N/A
  Accumulation units outstanding
  at the end of period                                                      6,382              1,297                N/A

JNL/MCM S&P 400 MidCap Index Division436

  Accumulation unit value:
    Beginning of period                                                    $11.07              $10.38               N/A
    End of period                                                          $12.52              $11.07               N/A
  Accumulation units outstanding
  at the end of period                                                      1,146               134                 N/A

JNL/MCM Small Cap Index Division636

  Accumulation unit value:
    Beginning of period                                                    $10.29               N/A                 N/A
    End of period                                                          $12.83               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,014               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division436

  Accumulation unit value:
    Beginning of period                                                    $11.34              $10.47               N/A
    End of period                                                          $13.24              $11.34               N/A
  Accumulation units outstanding
  at the end of period                                                      4,788               133                 N/A

JNL/MCM Bond Index Division605

  Accumulation unit value:
    Beginning of period                                                    $10.49               N/A                 N/A
    End of period                                                          $10.82               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       357                N/A                 N/A

JNL/Oppenheimer Global Growth Division521

  Accumulation unit value:
    Beginning of period                                                     $9.83               N/A                 N/A
    End of period                                                          $10.96               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,319               N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division695

  Accumulation unit value:
    Beginning of period                                                    $10.10               N/A                 N/A
    End of period                                                          $11.06               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,135               N/A                 N/A

JNL/MCM JNL 5 Division701

  Accumulation unit value:
    Beginning of period                                                    $10.23               N/A                 N/A
    End of period                                                          $10.89               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     31,589               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division470

  Accumulation unit value:
    Beginning of period                                                    $11.07              $10.79               N/A
    End of period                                                          $11.85              $11.07               N/A
  Accumulation units outstanding
  at the end of period                                                      1,809              1,332                N/A

JNL/S&P Managed Growth Division456

  Accumulation unit value:
    Beginning of period                                                    $11.15              $10.65               N/A
    End of period                                                          $12.14              $11.15               N/A
  Accumulation units outstanding
  at the end of period                                                      5,404               828                 N/A

JNL/S&P Managed Aggressive Growth Division674

  Accumulation unit value:
    Beginning of period                                                    $10.98               N/A                 N/A
    End of period                                                          $11.92               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,301               N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division521

  Accumulation unit value:
    Beginning of period                                                    $10.03               N/A                 N/A
    End of period                                                           $9.94               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.345% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM CREDIT 2% AND THREE YEAR
  WITHDRAWAL CHARGE PERIOD
GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 2% AND THREE YEAR
  WITHDRAWAL CHARGE PERIOD
COMPOUNDING DEATH BENEFIT AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED
  MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 2%
5% ROLL-UP DEATH BENEFIT AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM
  CREDIT 2%
20% ADDITIONAL FREE WITHDRAWAL AND COMPOUNDING DEATH BENEFIT AND GUARANTEED
  MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 2%
20% ADDITIONAL FREE WITHDRAWAL AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND
  MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM CREDIT 2%
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND
  MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM CREDIT 2%
20% ADDITIONAL FREE WITHDRAWAL AND NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND
  PREMIUM CREDIT 2%
20% ADDITIONAL FREE WITHDRAWAL AND COMBINATION 4% ROLL-UP AND HIGHEST
  ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM CREDIT 2%
COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND FIVE YEAR
  WITHDRAWAL CHARGE PERIOD AND PREMIUM CREDIT 2%
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT
  AND PREMIUM CREDIT 2%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division587

  Accumulation unit value:
    Beginning of period                                                    $22.93               N/A                 N/A
    End of period                                                          $23.84               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,296               N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle Core Equity Division378

  Accumulation unit value:
    Beginning of period                                                    $15.30              $13.88               N/A
    End of period                                                          $15.89              $15.30               N/A
  Accumulation units outstanding
  at the end of period                                                       761                843                 N/A

JNL/Eagle SmallCap Equity Division525

  Accumulation unit value:
    Beginning of period                                                    $16.57               N/A                 N/A
    End of period                                                          $18.10               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       119                N/A                 N/A

JNL/Select Balanced Division378

  Accumulation unit value:
    Beginning of period                                                    $19.41              $17.69               N/A
    End of period                                                          $21.02              $19.41               N/A
  Accumulation units outstanding
  at the end of period                                                      9,019              1,930                N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division421

  Accumulation unit value:
    Beginning of period                                                    $14.29              $13.67               N/A
    End of period                                                          $14.67              $14.29               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  74                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Value Equity Division422

  Accumulation unit value:
    Beginning of period                                                    $16.88              $15.48               N/A
    End of period                                                          $18.10              $16.88               N/A
  Accumulation units outstanding
  at the end of period                                                      1,280              1,161                N/A

JNL/Salomon Brothers Strategic Bond Division378

  Accumulation unit value:
    Beginning of period                                                    $16.29              $15.59               N/A
    End of period                                                          $17.01              $16.29               N/A
  Accumulation units outstanding
  at the end of period                                                       598                375                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Established Growth Division378

  Accumulation unit value:
    Beginning of period                                                    $21.93              $19.80               N/A
    End of period                                                          $23.54              $21.93               N/A
  Accumulation units outstanding
  at the end of period                                                      1,588              1,668                N/A

JNL/JPMorgan International Equity Division421

  Accumulation unit value:
    Beginning of period                                                    $10.83              $9.52                N/A
    End of period                                                          $12.31              $10.83               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/T. Rowe Price Mid-Cap Growth Division378

  Accumulation unit value:
    Beginning of period                                                    $26.51              $23.69               N/A
    End of period                                                          $30.56              $26.51               N/A
  Accumulation units outstanding
  at the end of period                                                      1,089               541                 N/A

JNL/Alliance Capital Growth Division421

  Accumulation unit value:
    Beginning of period                                                     $8.96              $8.29                N/A
    End of period                                                           $9.31              $8.96                N/A
  Accumulation units outstanding
  at the end of period                                                       869                 -                  N/A

JNL/JPMorgan International Value Division565

  Accumulation unit value:
    Beginning of period                                                     $8.75               N/A                 N/A
    End of period                                                           $9.81               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,304               N/A                 N/A

JNL/PIMCO Total Return Bond Division300

  Accumulation unit value:
    Beginning of period                                                    $12.83              $12.70               N/A
    End of period                                                          $13.09              $12.83               N/A
  Accumulation units outstanding
  at the end of period                                                      3,392              11,608               N/A

JNL/Lazard Small Cap Value Division300

  Accumulation unit value:
    Beginning of period                                                    $12.17              $8.71                N/A
    End of period                                                          $13.72              $12.17               N/A
  Accumulation units outstanding
  at the end of period                                                      2,709              1,973                N/A

JNL/Lazard Mid Cap Value Division300

  Accumulation unit value:
    Beginning of period                                                    $13.27              $10.37               N/A
    End of period                                                          $16.16              $13.27               N/A
  Accumulation units outstanding
  at the end of period                                                      3,256              1,853                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $11.95               N/A                 N/A
    End of period                                                          $12.26               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,521               N/A                 N/A

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division421

  Accumulation unit value:
    Beginning of period                                                     $7.26              $6.45                N/A
    End of period                                                           $7.89              $7.26                N/A
  Accumulation units outstanding
  at the end of period                                                      1,275               302                 N/A

JNL/MCM The DowSM 10 Division283

  Accumulation unit value:
    Beginning of period                                                     $9.10              $6.37                N/A
    End of period                                                           $9.14              $9.10                N/A
  Accumulation units outstanding
  at the end of period                                                     24,902              11,919               N/A

JNL/MCM The S&P(R) 10 Division283

  Accumulation unit value:
    Beginning of period                                                     $8.25              $6.65                N/A
    End of period                                                           $9.49              $8.25                N/A
  Accumulation units outstanding
  at the end of period                                                     18,912              12,266               N/A

JNL/MCM Global 15 Division284

  Accumulation unit value:
    Beginning of period                                                     $8.96              $5.78                N/A
    End of period                                                          $11.22              $8.96                N/A
  Accumulation units outstanding
  at the end of period                                                     20,107              10,033               N/A

JNL/MCM 25 Division283

  Accumulation unit value:
    Beginning of period                                                     $9.58              $6.63                N/A
    End of period                                                          $11.40              $9.58                N/A
  Accumulation units outstanding
  at the end of period                                                     18,645              9,420                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Select Small-Cap Division283

  Accumulation unit value:
    Beginning of period                                                    $15.95              $10.42               N/A
    End of period                                                          $17.54              $15.95               N/A
  Accumulation units outstanding
  at the end of period                                                     12,187              5,153                N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division597

  Accumulation unit value:
    Beginning of period                                                    $10.39               N/A                 N/A
    End of period                                                          $10.26               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       220                N/A                 N/A

JNL/MCM Financial Sector Division597

  Accumulation unit value:
    Beginning of period                                                    $10.56               N/A                 N/A
    End of period                                                          $11.54               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       113                N/A                 N/A

JNL/MCM Oil & Gas Sector Division528

  Accumulation unit value:
    Beginning of period                                                    $13.70               N/A                 N/A
    End of period                                                          $16.56               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       790                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Midcap Growth Division300

  Accumulation unit value:
    Beginning of period                                                     $6.26              $4.87                N/A
    End of period                                                           $7.25              $6.26                N/A
  Accumulation units outstanding
  at the end of period                                                      2,483              2,637                N/A

JNL/FMR Balanced Division378

  Accumulation unit value:
    Beginning of period                                                     $9.13              $8.53                N/A
    End of period                                                           $9.75              $9.13                N/A
  Accumulation units outstanding
  at the end of period                                                      3,374              3,217                N/A

JNL/T. Rowe Price Value Division378

  Accumulation unit value:
    Beginning of period                                                    $11.24              $9.73                N/A
    End of period                                                          $12.65              $11.24               N/A
  Accumulation units outstanding
  at the end of period                                                      5,844              3,243                N/A

JNL/MCM S&P 500 Index Division421

  Accumulation unit value:
    Beginning of period                                                     $9.51              $8.78                N/A
    End of period                                                          $10.22              $9.51                N/A
  Accumulation units outstanding
  at the end of period                                                     14,725              1,277                N/A

JNL/MCM S&P 400 MidCap Index Division300

  Accumulation unit value:
    Beginning of period                                                    $11.06              $8.22                N/A
    End of period                                                          $12.51              $11.06               N/A
  Accumulation units outstanding
  at the end of period                                                      8,651              3,680                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Small Cap Index Division406

  Accumulation unit value:
    Beginning of period                                                    $11.18              $10.36               N/A
    End of period                                                          $12.82              $11.18               N/A
  Accumulation units outstanding
  at the end of period                                                      3,824               541                 N/A

JNL/MCM International Index Division406

  Accumulation unit value:
    Beginning of period                                                    $11.33              $9.87                N/A
    End of period                                                          $13.22              $11.33               N/A
  Accumulation units outstanding
  at the end of period                                                      4,036               569                 N/A

JNL/MCM Bond Index Division422

  Accumulation unit value:
    Beginning of period                                                    $10.67              $10.73               N/A
    End of period                                                          $10.81              $10.67               N/A
  Accumulation units outstanding
  at the end of period                                                     10,900               290                 N/A

JNL/Oppenheimer Global Growth Division525

  Accumulation unit value:
    Beginning of period                                                     $9.88               N/A                 N/A
    End of period                                                          $10.95               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,929               N/A                 N/A

JNL/Oppenheimer Growth Division533

  Accumulation unit value:
    Beginning of period                                                     $7.77               N/A                 N/A
    End of period                                                           $7.93               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      8,931               N/A                 N/A

JNL/AIM Large Cap Growth Division300

  Accumulation unit value:
    Beginning of period                                                    $10.10              $8.22                N/A
    End of period                                                          $10.85              $10.10               N/A
  Accumulation units outstanding
  at the end of period                                                      3,316              2,401                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Small Cap Growth Division525

  Accumulation unit value:
    Beginning of period                                                    $11.35               N/A                 N/A
    End of period                                                          $11.58               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       443                N/A                 N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division724

  Accumulation unit value:
    Beginning of period                                                    $11.21               N/A                 N/A
    End of period                                                          $11.41               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       85                 N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM JNL 5 Division694

  Accumulation unit value:
    Beginning of period                                                     $9.86               N/A                 N/A
    End of period                                                          $10.89               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,762               N/A                 N/A

JNL/S&P Managed Moderate Growth Division300

  Accumulation unit value:
    Beginning of period                                                    $11.05              $9.59                N/A
    End of period                                                          $11.83              $11.05               N/A
  Accumulation units outstanding
  at the end of period                                                     21,819              13,709               N/A

JNL/S&P Managed Growth Division443

  Accumulation unit value:
    Beginning of period                                                    $11.13              $10.63               N/A
    End of period                                                          $12.11              $11.13               N/A
  Accumulation units outstanding
  at the end of period                                                     54,825              2,482                N/A

JNL/S&P Managed Aggressive Growth Division382

  Accumulation unit value:
    Beginning of period                                                    $10.82              $9.64                N/A
    End of period                                                          $11.90              $10.82               N/A
  Accumulation units outstanding
  at the end of period                                                      5,459              3,114                N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I484

  Accumulation unit value:
    Beginning of period                                                     $9.74              $9.72                N/A
    End of period                                                           $9.86              $9.74                N/A
  Accumulation units outstanding
  at the end of period                                                        -                2,727                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division694

  Accumulation unit value:
    Beginning of period                                                    $10.03               N/A                 N/A
    End of period                                                          $10.29               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,604               N/A                 N/A

JNL/S&P Managed Moderate Division736

  Accumulation unit value:
    Beginning of period                                                    $10.48               N/A                 N/A
    End of period                                                          $10.48               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       361                N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.35% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND FIVE YEAR
  WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT
5% ROLL-UP DEATH BENEFIT AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED
  MINIMUM WITHDRAWAL BENEFIT
EARNINGSMAX AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM
  WITHDRAWAL BENEFIT AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT
5% ROLL-UP DEATH BENEFIT AND EARNINGSMAX AND THREE YEAR WITHDRAWAL CHARGE PERIOD 20% ADDITIONAL FREE WITHDRAWAL AND COMBINATION 5% ROLL-UP AND HIGHEST
  ANNIVERSARY VALUE DEATH BENEFIT AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT
20% ADDITIONAL FREE WITHDRAWAL AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND
  GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  EARNINGSMAX AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT
20% ADDITIONAL FREE WITHDRAWAL AND COMBINED DEATH BENEFIT AND FIVE YEAR
  WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT
20% ADDITIONAL FREE WITHDRAWAL AND COMBINED DEATH BENEFIT AND EARNINGSMAX AND
  GUARANTEED MINIMUM WITHDRAWAL BENEFIT
COMBINED DEATH BENEFIT AND EARNINGSMAX AND FIVE YEAR WITHDRAWAL CHARGE PERIOD
  AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT
EARNINGSMAX AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND THREE YEAR WITHDRAWAL
  CHARGE PERIOD
HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND NEW GUARANTEED MINIMUM WITHDRAWAL
  BENEFIT AND THREE YEAR WITHDRAWAL CHARGE PERIOD
COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND THREE YEAR WITHDRAWAL CHARGE PERIOD COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND FIVE YEAR
  WITHDRAWAL CHARGE PERIOD AND NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT
4% ROLL-UP DEATH BENEFIT AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND THREE
  YEAR WITHDRAWAL CHARGE PERIOD
5% ROLL-UP DEATH BENEFIT AND EARNINGSMAX AND GUARANTEED MINIMUM WITHDRAWAL
  BENEFIT
20% ADDITIONAL FREE WITHDRAWAL AND 5% ROLL-UP DEATH BENEFIT AND GUARANTEED
  MINIMUM WITHDRAWAL BENEFIT
20% ADDITIONAL FREE WITHDRAWAL AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND
  GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH


The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division646

  Accumulation unit value:
    Beginning of period                                                    $20.94               N/A                 N/A
    End of period                                                          $23.83               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       405                N/A                 N/A

JNL/FMR Capital Growth Division568

  Accumulation unit value:
    Beginning of period                                                    $16.79               N/A                 N/A
    End of period                                                          $19.17               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       199                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Global Growth Division665

  Accumulation unit value:
    Beginning of period                                                    $18.93               N/A                 N/A
    End of period                                                          $21.18               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       61                 N/A                 N/A

JNL/Alger Growth Division481

  Accumulation unit value:
    Beginning of period                                                    $15.59              $15.35               N/A
    End of period                                                          $15.99              $15.59               N/A
  Accumulation units outstanding
  at the end of period                                                       895                456                 N/A

JNL/Eagle Core Equity Division312

  Accumulation unit value:
    Beginning of period                                                    $15.30              $12.63               N/A
    End of period                                                          $15.89              $15.30               N/A
  Accumulation units outstanding
  at the end of period                                                      4,308              2,974                N/A

JNL/Eagle SmallCap Equity Division594

  Accumulation unit value:
    Beginning of period                                                    $16.34               N/A                 N/A
    End of period                                                          $18.09               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       354                N/A                 N/A

JNL/Select Balanced Division275

  Accumulation unit value:
    Beginning of period                                                    $19.40              $15.77               N/A
    End of period                                                          $21.01              $19.40               N/A
  Accumulation units outstanding
  at the end of period                                                      6,018                -                  N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/PPM America High Yield Bond Division397

  Accumulation unit value:
    Beginning of period                                                    $14.28              $13.30               N/A
    End of period                                                          $14.66              $14.28               N/A
  Accumulation units outstanding
  at the end of period                                                        -                8,641                N/A

JNL/Select Money Market Division575

  Accumulation unit value:
    Beginning of period                                                    $11.26               N/A                 N/A
    End of period                                                          $11.16               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Putnam Value Equity Division312

  Accumulation unit value:
    Beginning of period                                                    $16.88              $13.63               N/A
    End of period                                                          $18.09              $16.88               N/A
  Accumulation units outstanding
  at the end of period                                                      2,667              2,751                N/A

JNL/Salomon Brothers Strategic Bond Division275

  Accumulation unit value:
    Beginning of period                                                    $16.28              $14.93               N/A
    End of period                                                          $17.00              $16.28               N/A
  Accumulation units outstanding
  at the end of period                                                      1,615              3,964                N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division275

  Accumulation unit value:
    Beginning of period                                                    $14.02              $14.26               N/A
    End of period                                                          $14.22              $14.02               N/A
  Accumulation units outstanding
  at the end of period                                                      2,202                -                  N/A

JNL/T. Rowe Price Established Growth Division460

  Accumulation unit value:
    Beginning of period                                                    $21.92              $20.35               N/A
    End of period                                                          $23.53              $21.92               N/A
  Accumulation units outstanding
  at the end of period                                                      3,405              2,767                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/JPMorgan International Equity Division501

  Accumulation unit value:
    Beginning of period                                                    $11.32               N/A                 N/A
    End of period                                                          $12.30               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,584               N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division358

  Accumulation unit value:
    Beginning of period                                                    $26.50              $22.91               N/A
    End of period                                                          $30.55              $26.50               N/A
  Accumulation units outstanding
  at the end of period                                                       968                628                 N/A

JNL/Alliance Capital Growth Division312

  Accumulation unit value:
    Beginning of period                                                     $8.96              $7.70                N/A
    End of period                                                           $9.31              $8.96                N/A
  Accumulation units outstanding
  at the end of period                                                      8,505              9,476                N/A

JNL/JPMorgan International Value Division471

  Accumulation unit value:
    Beginning of period                                                     $8.19              $7.77                N/A
    End of period                                                           $9.81              $8.19                N/A
  Accumulation units outstanding
  at the end of period                                                      6,230              1,931                N/A

JNL/PIMCO Total Return Bond Division412

  Accumulation unit value:
    Beginning of period                                                    $12.83              $12.73               N/A
    End of period                                                          $13.09              $12.83               N/A
  Accumulation units outstanding
  at the end of period                                                     16,756              9,172                N/A

JNL/Lazard Small Cap Value Division439

  Accumulation unit value:
    Beginning of period                                                    $12.17              $11.08               N/A
    End of period                                                          $13.71              $12.17               N/A
  Accumulation units outstanding
  at the end of period                                                      2,221               986                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Lazard Mid Cap Value Division443

  Accumulation unit value:
    Beginning of period                                                    $13.27              $12.60               N/A
    End of period                                                          $16.16              $13.27               N/A
  Accumulation units outstanding
  at the end of period                                                      1,957               849                 N/A

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $11.94               N/A                 N/A
    End of period                                                          $12.26               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     46,273               N/A                 N/A

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division471

  Accumulation unit value:
    Beginning of period                                                     $7.26              $6.92                N/A
    End of period                                                           $7.89              $7.26                N/A
  Accumulation units outstanding
  at the end of period                                                     15,760              2,167                N/A

JNL/MCM The DowSM 10 Division358

  Accumulation unit value:
    Beginning of period                                                     $9.10              $7.69                N/A
    End of period                                                           $9.14              $9.10                N/A
  Accumulation units outstanding
  at the end of period                                                     69,002              12,797               N/A

JNL/MCM The S&P(R) 10 Division382

  Accumulation unit value:
    Beginning of period                                                     $8.25              $7.51                N/A
    End of period                                                           $9.48              $8.25                N/A
  Accumulation units outstanding
  at the end of period                                                     51,681              9,523                N/A

JNL/MCM Global 15 Division412

  Accumulation unit value:
    Beginning of period                                                     $8.96              $8.53                N/A
    End of period                                                          $11.22              $8.96                N/A
  Accumulation units outstanding
  at the end of period                                                     46,909              7,623                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM 25 Division382

  Accumulation unit value:
    Beginning of period                                                     $9.57              $7.88                N/A
    End of period                                                          $11.40              $9.57                N/A
  Accumulation units outstanding
  at the end of period                                                     46,474              9,782                N/A

JNL/MCM Select Small-Cap Division412

  Accumulation unit value:
    Beginning of period                                                    $15.95              $14.61               N/A
    End of period                                                          $17.54              $15.95               N/A
  Accumulation units outstanding
  at the end of period                                                     28,279              5,705                N/A

JNL/MCM Technology Sector Division522

  Accumulation unit value:
    Beginning of period                                                     $5.48               N/A                 N/A
    End of period                                                           $5.45               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       646                N/A                 N/A

JNL/MCM Healthcare Sector Division509

  Accumulation unit value:
    Beginning of period                                                    $10.61               N/A                 N/A
    End of period                                                          $10.26               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,976               N/A                 N/A

JNL/MCM Financial Sector Division522

  Accumulation unit value:
    Beginning of period                                                    $10.88               N/A                 N/A
    End of period                                                          $11.54               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,122               N/A                 N/A

JNL/MCM Oil & Gas Sector Division509

  Accumulation unit value:
    Beginning of period                                                    $12.82               N/A                 N/A
    End of period                                                          $16.56               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,476               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division509

  Accumulation unit value:
    Beginning of period                                                     $3.94               N/A                 N/A
    End of period                                                           $4.33               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Putnam Midcap Growth Division439

  Accumulation unit value:
    Beginning of period                                                     $6.26              $6.04                N/A
    End of period                                                           $7.25              $6.26                N/A
  Accumulation units outstanding
  at the end of period                                                      3,302              4,183                N/A

JNL/FMR Balanced Division312

  Accumulation unit value:
    Beginning of period                                                     $9.12              $8.30                N/A
    End of period                                                           $9.75              $9.12                N/A
  Accumulation units outstanding
  at the end of period                                                     11,433                -                  N/A

JNL/T. Rowe Price Value Division439

  Accumulation unit value:
    Beginning of period                                                    $11.24              $10.22               N/A
    End of period                                                          $12.65              $11.24               N/A
  Accumulation units outstanding
  at the end of period                                                     11,726              5,609                N/A

JNL/MCM S&P 500 Index Division481

  Accumulation unit value:
    Beginning of period                                                     $9.51              $9.37                N/A
    End of period                                                          $10.22              $9.51                N/A
  Accumulation units outstanding
  at the end of period                                                     63,516              3,410                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM S&P 400 MidCap Index Division483

  Accumulation unit value:
    Beginning of period                                                    $11.06              $10.99               N/A
    End of period                                                          $12.51              $11.06               N/A
  Accumulation units outstanding
  at the end of period                                                      1,570               544                 N/A

JNL/MCM Small Cap Index Division483

  Accumulation unit value:
    Beginning of period                                                    $11.18              $11.13               N/A
    End of period                                                          $12.82              $11.18               N/A
  Accumulation units outstanding
  at the end of period                                                      1,070               359                 N/A

JNL/MCM International Index Division483

  Accumulation unit value:
    Beginning of period                                                    $11.33              $11.10               N/A
    End of period                                                          $13.22              $11.33               N/A
  Accumulation units outstanding
  at the end of period                                                      1,515               450                 N/A

JNL/MCM Bond Index Division426

  Accumulation unit value:
    Beginning of period                                                    $10.68              $10.63               N/A
    End of period                                                          $10.81              $10.68               N/A
  Accumulation units outstanding
  at the end of period                                                      2,362              1,623                N/A

JNL/Oppenheimer Global Growth Division439

  Accumulation unit value:
    Beginning of period                                                     $9.50              $8.68                N/A
    End of period                                                          $10.95              $9.50                N/A
  Accumulation units outstanding
  at the end of period                                                      6,393              2,852                N/A

JNL/Oppenheimer Growth Division312

  Accumulation unit value:
    Beginning of period                                                     $7.78              $6.91                N/A
    End of period                                                           $7.92              $7.78                N/A
  Accumulation units outstanding
  at the end of period                                                      5,501              5,442                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Large Cap Growth Division568

  Accumulation unit value:
    Beginning of period                                                    $10.22               N/A                 N/A
    End of period                                                          $10.85               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       403                N/A                 N/A

JNL/AIM Small Cap Growth Division439

  Accumulation unit value:
    Beginning of period                                                    $11.09              $10.43               N/A
    End of period                                                          $11.58              $11.09               N/A
  Accumulation units outstanding
  at the end of period                                                      3,250              2,403                N/A

JNL/AIM Premier Equity II Division426

  Accumulation unit value:
    Beginning of period                                                     $9.24              $8.73                N/A
    End of period                                                           $9.01              $9.24                N/A
  Accumulation units outstanding
  at the end of period                                                        -                 149                 N/A

JNL/Select Value Division471

  Accumulation unit value:
    Beginning of period                                                    $14.36              $13.70               N/A
    End of period                                                          $16.10              $14.36               N/A
  Accumulation units outstanding
  at the end of period                                                      3,417              1,095                N/A

JNL/MCM Nasdaq 15 Division712

  Accumulation unit value:
    Beginning of period                                                    $10.64               N/A                 N/A
    End of period                                                          $10.81               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       695                N/A                 N/A

JNL/MCM Value Line 25 Division719

  Accumulation unit value:
    Beginning of period                                                    $11.02               N/A                 N/A
    End of period                                                          $11.41               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     15,941               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM VIP Division685

  Accumulation unit value:
    Beginning of period                                                     $9.83               N/A                 N/A
    End of period                                                          $11.05               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       194                N/A                 N/A

JNL/MCM JNL 5 Division685

  Accumulation unit value:
    Beginning of period                                                     $9.78               N/A                 N/A
    End of period                                                          $10.89               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,689               N/A                 N/A

JNL/S&P Managed Moderate Growth Division358

  Accumulation unit value:
    Beginning of period                                                    $11.05              $10.27               N/A
    End of period                                                          $11.82              $11.05               N/A
  Accumulation units outstanding
  at the end of period                                                     67,582              17,082               N/A

JNL/S&P Managed Growth Division358

  Accumulation unit value:
    Beginning of period                                                    $11.13              $10.11               N/A
    End of period                                                          $12.11              $11.13               N/A
  Accumulation units outstanding
  at the end of period                                                     154,044             42,312               N/A

JNL/S&P Managed Aggressive Growth Division456

  Accumulation unit value:
    Beginning of period                                                    $10.81              $10.25               N/A
    End of period                                                          $11.89              $10.81               N/A
  Accumulation units outstanding
  at the end of period                                                     70,697               659                 N/A

JNL/S&P Very Aggressive Growth Division I563

  Accumulation unit value:
    Beginning of period                                                    $10.81               N/A                 N/A
    End of period                                                          $10.60               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Equity Growth Division I382

  Accumulation unit value:
    Beginning of period                                                     $9.74              $8.62                N/A
    End of period                                                           $9.86              $9.74                N/A
  Accumulation units outstanding
  at the end of period                                                        -                2,429                N/A

JNL/S&P Equity Aggressive Growth Division I426

  Accumulation unit value:
    Beginning of period                                                     $9.96              $9.27                N/A
    End of period                                                          $10.11              $9.96                N/A
  Accumulation units outstanding
  at the end of period                                                        -                 140                 N/A

JNL/S&P Core Index 50 Division594

  Accumulation unit value:
    Beginning of period                                                    $10.04               N/A                 N/A
    End of period                                                           $9.93               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Core Index 100 Division456

  Accumulation unit value:
    Beginning of period                                                    $10.10              $9.63                N/A
    End of period                                                          $10.21              $10.10               N/A
  Accumulation units outstanding
  at the end of period                                                        -                1,402                N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division685

  Accumulation unit value:
    Beginning of period                                                     $9.97               N/A                 N/A
    End of period                                                          $10.29               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,909               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Division689

  Accumulation unit value:
    Beginning of period                                                     $9.87               N/A                 N/A
    End of period                                                          $10.48               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,600               N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.36% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND
  PREMIUM CREDIT 4%
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT
  AND PREMIUM CREDIT 4%
$1 MILLION PREMIUM ADMINISTRATIVE FEE WAIVER AND GUARANTEED MINIMUM WITHDRAWAL
  BENEFIT AND PREMIUM CREDIT 4% AND THREE YEAR WITHDRAWAL CHARGE PERIOD COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM
  CREDIT 4%
EARNINGSMAX AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 4% COMBINED DEATH BENEFIT AND NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM
  CREDIT 4%
4% ROLL-UP DEATH BENEFIT AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM
  CREDIT 4%
GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH AND PREMIUM CREDIT 4%
EARNINGSMAX AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM CREDIT 4%
$1 MILLION PREMIUM ADMINISTRATIVE FEE WAIVER AND HIGHEST ANNIVERSARY VALUE DEATH
  BENEFIT AND PREMIUM CREDIT 4% AND THREE YEAR WITHDRAWAL CHARGE PERIOD GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND HIGHEST ANNIVERSARY VALUE DEATH
  BENEFIT AND PREMIUM CREDIT 4%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division534

  Accumulation unit value:
    Beginning of period                                                    $22.12               N/A                 N/A
    End of period                                                          $23.81               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,643               N/A                 N/A

JNL/FMR Capital Growth Division538

  Accumulation unit value:
    Beginning of period                                                    $16.98               N/A                 N/A
    End of period                                                          $19.15               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,746               N/A                 N/A

JNL/Select Global Growth Division584

  Accumulation unit value:
    Beginning of period                                                    $18.71               N/A                 N/A
    End of period                                                          $21.16               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,746               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alger Growth Division442

  Accumulation unit value:
    Beginning of period                                                    $15.57              $14.91               N/A
    End of period                                                          $15.97              $15.57               N/A
  Accumulation units outstanding
  at the end of period                                                      2,660               690                 N/A

JNL/Eagle Core Equity Division442

  Accumulation unit value:
    Beginning of period                                                    $15.29              $14.35               N/A
    End of period                                                          $15.87              $15.29               N/A
  Accumulation units outstanding
  at the end of period                                                     19,921              2,342                N/A

JNL/Eagle SmallCap Equity Division469

  Accumulation unit value:
    Beginning of period                                                    $15.58              $15.25               N/A
    End of period                                                          $18.07              $15.58               N/A
  Accumulation units outstanding
  at the end of period                                                      5,472               525                 N/A

JNL/Select Balanced Division408

  Accumulation unit value:
    Beginning of period                                                    $19.39              $17.96               N/A
    End of period                                                          $21.00              $19.39               N/A
  Accumulation units outstanding
  at the end of period                                                     16,603               557                 N/A

JNL/Putnam Equity Division608

  Accumulation unit value:
    Beginning of period                                                    $17.04               N/A                 N/A
    End of period                                                          $18.41               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,629               N/A                 N/A

JNL/PPM America High Yield Bond Division436

  Accumulation unit value:
    Beginning of period                                                    $14.27              $13.86               N/A
    End of period                                                          $14.65              $14.27               N/A
  Accumulation units outstanding
  at the end of period                                                        -                1,021                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Money Market Division436

  Accumulation unit value:
    Beginning of period                                                    $11.33              $11.38               N/A
    End of period                                                          $11.15              $11.33               N/A
  Accumulation units outstanding
  at the end of period                                                     73,169               680                 N/A

JNL/Putnam Value Equity Division442

  Accumulation unit value:
    Beginning of period                                                    $16.86              $15.82               N/A
    End of period                                                          $18.07              $16.86               N/A
  Accumulation units outstanding
  at the end of period                                                      1,107               650                 N/A

JNL/Salomon Brothers Strategic Bond Division434

  Accumulation unit value:
    Beginning of period                                                    $16.26              $15.91               N/A
    End of period                                                          $16.98              $16.26               N/A
  Accumulation units outstanding
  at the end of period                                                     17,520              1,222                N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division434

  Accumulation unit value:
    Beginning of period                                                    $14.01              $13.81               N/A
    End of period                                                          $14.21              $14.01               N/A
  Accumulation units outstanding
  at the end of period                                                     11,710               737                 N/A

JNL/T. Rowe Price Established Growth Division442

  Accumulation unit value:
    Beginning of period                                                    $21.91              $20.67               N/A
    End of period                                                          $23.51              $21.91               N/A
  Accumulation units outstanding
  at the end of period                                                     34,797              1,433                N/A

JNL/JPMorgan International Equity Division534

  Accumulation unit value:
    Beginning of period                                                    $10.80               N/A                 N/A
    End of period                                                          $12.29               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     16,189               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/T. Rowe Price Mid-Cap Growth Division427

  Accumulation unit value:
    Beginning of period                                                    $26.47              $24.78               N/A
    End of period                                                          $30.52              $26.47               N/A
  Accumulation units outstanding
  at the end of period                                                     24,325               399                 N/A

JNL/Alliance Capital Growth Division442

  Accumulation unit value:
    Beginning of period                                                     $8.96              $8.75                N/A
    End of period                                                           $9.30              $8.96                N/A
  Accumulation units outstanding
  at the end of period                                                      3,586               226                 N/A

JNL/JPMorgan International Value Division442

  Accumulation unit value:
    Beginning of period                                                     $8.19              $7.45                N/A
    End of period                                                           $9.80              $8.19                N/A
  Accumulation units outstanding
  at the end of period                                                     29,686               133                 N/A

JNL/PIMCO Total Return Bond Division408

  Accumulation unit value:
    Beginning of period                                                    $12.82              $12.65               N/A
    End of period                                                          $13.08              $12.82               N/A
  Accumulation units outstanding
  at the end of period                                                     28,227              2,681                N/A

JNL/Lazard Small Cap Value Division442

  Accumulation unit value:
    Beginning of period                                                    $12.16              $11.37               N/A
    End of period                                                          $13.70              $12.16               N/A
  Accumulation units outstanding
  at the end of period                                                     48,536              2,527                N/A

JNL/Lazard Mid Cap Value Division442

  Accumulation unit value:
    Beginning of period                                                    $13.26              $12.53               N/A
    End of period                                                          $16.15              $13.26               N/A
  Accumulation units outstanding
  at the end of period                                                     60,848              2,245                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $11.93               N/A                 N/A
    End of period                                                          $12.25               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     59,965               N/A                 N/A

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division584

  Accumulation unit value:
    Beginning of period                                                     $7.12               N/A                 N/A
    End of period                                                           $7.89               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,677               N/A                 N/A

JNL/MCM The DowSM 10 Division436

  Accumulation unit value:
    Beginning of period                                                     $9.09              $8.18                N/A
    End of period                                                           $9.14              $9.09                N/A
  Accumulation units outstanding
  at the end of period                                                     405,213             39,038               N/A

JNL/MCM The S&P(R) 10 Division436

  Accumulation unit value:
    Beginning of period                                                     $8.25              $7.71                N/A
    End of period                                                           $9.48              $8.25                N/A
  Accumulation units outstanding
  at the end of period                                                     368,503             41,523               N/A

JNL/MCM Global 15 Division436

  Accumulation unit value:
    Beginning of period                                                     $8.96              $8.85                N/A
    End of period                                                          $11.21              $8.96                N/A
  Accumulation units outstanding
  at the end of period                                                     320,066             38,027               N/A

JNL/MCM 25 Division436

  Accumulation unit value:
    Beginning of period                                                     $9.57              $8.47                N/A
    End of period                                                          $11.39              $9.57                N/A
  Accumulation units outstanding
  at the end of period                                                     321,581             35,469               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Select Small-Cap Division436

  Accumulation unit value:
    Beginning of period                                                    $15.94              $14.98               N/A
    End of period                                                          $17.53              $15.94               N/A
  Accumulation units outstanding
  at the end of period                                                     197,498             20,738               N/A

JNL/MCM Technology Sector Division503

  Accumulation unit value:
    Beginning of period                                                     $5.85               N/A                 N/A
    End of period                                                           $5.45               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     15,107               N/A                 N/A

JNL/MCM Healthcare Sector Division518

  Accumulation unit value:
    Beginning of period                                                    $10.61               N/A                 N/A
    End of period                                                          $10.25               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     12,992               N/A                 N/A

JNL/MCM Financial Sector Division563

  Accumulation unit value:
    Beginning of period                                                    $10.50               N/A                 N/A
    End of period                                                          $11.53               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,166               N/A                 N/A

JNL/MCM Oil & Gas Sector Division518

  Accumulation unit value:
    Beginning of period                                                    $13.23               N/A                 N/A
    End of period                                                          $16.55               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     17,509               N/A                 N/A

JNL/MCM Consumer Brands Sector Division601

  Accumulation unit value:
    Beginning of period                                                     $9.61               N/A                 N/A
    End of period                                                          $10.36               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,039               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division601

  Accumulation unit value:
    Beginning of period                                                     $3.87               N/A                 N/A
    End of period                                                           $4.33               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,801               N/A                 N/A

JNL/Putnam Midcap Growth Division427

  Accumulation unit value:
    Beginning of period                                                     $6.25              $6.07                N/A
    End of period                                                           $7.25              $6.25                N/A
  Accumulation units outstanding
  at the end of period                                                      3,778               318                 N/A

JNL/FMR Balanced Division434

  Accumulation unit value:
    Beginning of period                                                     $9.12              $8.81                N/A
    End of period                                                           $9.75              $9.12                N/A
  Accumulation units outstanding
  at the end of period                                                     35,834              4,152                N/A

JNL/T. Rowe Price Value Division434

  Accumulation unit value:
    Beginning of period                                                    $11.23              $10.44               N/A
    End of period                                                          $12.64              $11.23               N/A
  Accumulation units outstanding
  at the end of period                                                     74,164              2,855                N/A

JNL/MCM S&P 500 Index Division436

  Accumulation unit value:
    Beginning of period                                                     $9.51              $8.95                N/A
    End of period                                                          $10.22              $9.51                N/A
  Accumulation units outstanding
  at the end of period                                                     105,998             2,533                N/A

JNL/MCM S&P 400 MidCap Index Division442

  Accumulation unit value:
    Beginning of period                                                    $11.06              $10.50               N/A
    End of period                                                          $12.50              $11.06               N/A
  Accumulation units outstanding
  at the end of period                                                     56,050               979                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Small Cap Index Division442

  Accumulation unit value:
    Beginning of period                                                    $11.17              $10.59               N/A
    End of period                                                          $12.81              $11.17               N/A
  Accumulation units outstanding
  at the end of period                                                     49,098               972                 N/A

JNL/MCM International Index Division442

  Accumulation unit value:
    Beginning of period                                                    $11.33              $10.39               N/A
    End of period                                                          $13.22              $11.33               N/A
  Accumulation units outstanding
  at the end of period                                                     52,689               979                 N/A

JNL/MCM Bond Index Division475

  Accumulation unit value:
    Beginning of period                                                    $10.67              $10.64               N/A
    End of period                                                          $10.80              $10.67               N/A
  Accumulation units outstanding
  at the end of period                                                     53,253               542                 N/A

JNL/Oppenheimer Global Growth Division436

  Accumulation unit value:
    Beginning of period                                                     $9.50              $8.88                N/A
    End of period                                                          $10.94              $9.50                N/A
  Accumulation units outstanding
  at the end of period                                                     39,015              5,076                N/A

JNL/Oppenheimer Growth Division442

  Accumulation unit value:
    Beginning of period                                                     $7.78              $7.79                N/A
    End of period                                                           $7.92              $7.78                N/A
  Accumulation units outstanding
  at the end of period                                                      4,731               127                 N/A

JNL/AIM Large Cap Growth Division442

  Accumulation unit value:
    Beginning of period                                                    $10.10              $9.85                N/A
    End of period                                                          $10.85              $10.10               N/A
  Accumulation units outstanding
  at the end of period                                                     49,600              1,244                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Small Cap Growth Division459

  Accumulation unit value:
    Beginning of period                                                    $11.09              $10.71               N/A
    End of period                                                          $11.57              $11.09               N/A
  Accumulation units outstanding
  at the end of period                                                     29,283              3,089                N/A

JNL/AIM Premier Equity II Division526

  Accumulation unit value:
    Beginning of period                                                     $9.47               N/A                 N/A
    End of period                                                           $9.01               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Select Value Division442

  Accumulation unit value:
    Beginning of period                                                    $14.36              $13.27               N/A
    End of period                                                          $16.09              $14.36               N/A
  Accumulation units outstanding
  at the end of period                                                     11,099               775                 N/A

JNL/MCM Nasdaq 15 Division700

  Accumulation unit value:
    Beginning of period                                                    $10.40               N/A                 N/A
    End of period                                                          $10.81               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       635                N/A                 N/A

JNL/MCM Value Line 25 Division690

  Accumulation unit value:
    Beginning of period                                                     $9.53               N/A                 N/A
    End of period                                                          $11.40               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     31,022               N/A                 N/A

JNL/MCM VIP Division690

  Accumulation unit value:
    Beginning of period                                                     $9.76               N/A                 N/A
    End of period                                                          $11.05               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,144               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM JNL 5 Division690

  Accumulation unit value:
    Beginning of period                                                     $9.62               N/A                 N/A
    End of period                                                          $10.88               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     107,583              N/A                 N/A

JNL/S&P Managed Moderate Growth Division468

  Accumulation unit value:
    Beginning of period                                                    $11.04              $10.76               N/A
    End of period                                                          $11.82              $11.04               N/A
  Accumulation units outstanding
  at the end of period                                                     241,118             2,595                N/A

JNL/S&P Managed Growth Division427

  Accumulation unit value:
    Beginning of period                                                    $11.12              $10.54               N/A
    End of period                                                          $12.10              $11.12               N/A
  Accumulation units outstanding
  at the end of period                                                     230,819             15,423               N/A

JNL/S&P Managed Aggressive Growth Division427

  Accumulation unit value:
    Beginning of period                                                    $10.81              $10.15               N/A
    End of period                                                          $11.89              $10.81               N/A
  Accumulation units outstanding
  at the end of period                                                     128,278               -                  N/A

JNL/S&P Very Aggressive Growth Division I507

  Accumulation unit value:
    Beginning of period                                                    $10.67               N/A                 N/A
    End of period                                                          $10.59               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Equity Growth Division I426

  Accumulation unit value:
    Beginning of period                                                     $9.74              $9.06                N/A
    End of period                                                           $9.85              $9.74                N/A
  Accumulation units outstanding
  at the end of period                                                        -                16,814               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Equity Aggressive Growth Division I493

  Accumulation unit value:
    Beginning of period                                                    $10.17               N/A                 N/A
    End of period                                                          $10.10               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Core Index 50 Division555

  Accumulation unit value:
    Beginning of period                                                    $10.20               N/A                 N/A
    End of period                                                           $9.93               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Core Index 100 Division459

  Accumulation unit value:
    Beginning of period                                                    $10.09              $9.57                N/A
    End of period                                                          $10.21              $10.09               N/A
  Accumulation units outstanding
  at the end of period                                                        -                1,465                N/A

JNL/S&P Core Index 75 Division636

  Accumulation unit value:
    Beginning of period                                                     $9.52               N/A                 N/A
    End of period                                                          $10.10               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Managed Conservative Division693

  Accumulation unit value:
    Beginning of period                                                    $10.01               N/A                 N/A
    End of period                                                          $10.29               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,866               N/A                 N/A

JNL/S&P Managed Moderate Division693

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A                 N/A
    End of period                                                          $10.48               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      9,825               N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.37% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 3% AND THREE YEAR
  WITHDRAWAL CHARGE PERIOD
HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM CREDIT 3% AND THREE YEAR
  WITHDRAWAL CHARGE PERIOD
5% ROLL-UP DEATH BENEFIT AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM
  CREDIT 3%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division625

  Accumulation unit value:
    Beginning of period                                                    $14.23               N/A                 N/A
    End of period                                                          $15.96               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       92                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division625

  Accumulation unit value:
    Beginning of period                                                    $14.15               N/A                 N/A
    End of period                                                          $15.86               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       255                N/A                 N/A

JNL/Eagle SmallCap Equity Division492

  Accumulation unit value:
    Beginning of period                                                    $16.16               N/A                 N/A
    End of period                                                          $18.06               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       552                N/A                 N/A

JNL/Select Balanced Division465

  Accumulation unit value:
    Beginning of period                                                    $19.37              $18.78               N/A
    End of period                                                          $20.97              $19.37               N/A
  Accumulation units outstanding
  at the end of period                                                      1,065               873                 N/A

JNL/Putnam Equity Division624

  Accumulation unit value:
    Beginning of period                                                    $16.37               N/A                 N/A
    End of period                                                          $18.39               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/PPM America High Yield Bond Division460

  Accumulation unit value:
    Beginning of period                                                    $14.26              $13.95               N/A
    End of period                                                          $14.64              $14.26               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 627                 N/A

JNL/Select Money Market Division550

  Accumulation unit value:
    Beginning of period                                                    $11.27               N/A                 N/A
    End of period                                                          $11.14               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       146                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division460

  Accumulation unit value:
    Beginning of period                                                    $16.85              $15.65               N/A
    End of period                                                          $18.06              $16.85               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 276                 N/A

JNL/Salomon Brothers Strategic Bond Division536

  Accumulation unit value:
    Beginning of period                                                    $16.46               N/A                 N/A
    End of period                                                          $16.97               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       195                N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division660

  Accumulation unit value:
    Beginning of period                                                    $14.10               N/A                 N/A
    End of period                                                          $14.19               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       228                N/A                 N/A

JNL/T. Rowe Price Established Growth Division492

  Accumulation unit value:
    Beginning of period                                                    $22.19               N/A                 N/A
    End of period                                                          $23.49               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       729                N/A                 N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division465

  Accumulation unit value:
    Beginning of period                                                    $26.45              $26.27               N/A
    End of period                                                          $30.49              $26.45               N/A
  Accumulation units outstanding
  at the end of period                                                       678                312                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division536

  Accumulation unit value:
    Beginning of period                                                     $8.24               N/A                 N/A
    End of period                                                           $9.79               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/PIMCO Total Return Bond Division460

  Accumulation unit value:
    Beginning of period                                                    $12.81              $12.80               N/A
    End of period                                                          $13.07              $12.81               N/A
  Accumulation units outstanding
  at the end of period                                                       797               1,029                N/A

JNL/Lazard Small Cap Value Division460

  Accumulation unit value:
    Beginning of period                                                    $12.15              $11.49               N/A
    End of period                                                          $13.70              $12.15               N/A
  Accumulation units outstanding
  at the end of period                                                       654                187                 N/A

JNL/Lazard Mid Cap Value Division460

  Accumulation unit value:
    Beginning of period                                                    $13.25              $12.53               N/A
    End of period                                                          $16.14              $13.25               N/A
  Accumulation units outstanding
  at the end of period                                                       567                344                 N/A

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $11.93               N/A                 N/A
    End of period                                                          $12.24               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,542               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division536

  Accumulation unit value:
    Beginning of period                                                     $7.18               N/A                 N/A
    End of period                                                           $7.88               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       232                N/A                 N/A

JNL/MCM The DowSM 10 Division492

  Accumulation unit value:
    Beginning of period                                                     $9.11               N/A                 N/A
    End of period                                                           $9.13               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       273                N/A                 N/A

JNL/MCM The S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Global 15 Division492

  Accumulation unit value:
    Beginning of period                                                     $9.45               N/A                 N/A
    End of period                                                          $11.20               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       436                N/A                 N/A

JNL/MCM 25 Division536

  Accumulation unit value:
    Beginning of period                                                     $9.52               N/A                 N/A
    End of period                                                          $11.39               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       311                N/A                 N/A

JNL/MCM Select Small-Cap Division492

  Accumulation unit value:
    Beginning of period                                                    $15.40               N/A                 N/A
    End of period                                                          $17.52               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division536

  Accumulation unit value:
    Beginning of period                                                     $5.22               N/A                 N/A
    End of period                                                           $5.44               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division536

  Accumulation unit value:
    Beginning of period                                                     $3.95               N/A                 N/A
    End of period                                                           $4.33               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division460

  Accumulation unit value:
    Beginning of period                                                     $6.25              $6.07                N/A
    End of period                                                           $7.24              $6.25                N/A
  Accumulation units outstanding
  at the end of period                                                       343                705                 N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Value Division465

  Accumulation unit value:
    Beginning of period                                                    $11.23              $10.66               N/A
    End of period                                                          $12.63              $11.23               N/A
  Accumulation units outstanding
  at the end of period                                                      1,612               769                 N/A

JNL/MCM S&P 500 Index Division460

  Accumulation unit value:
    Beginning of period                                                     $9.50              $8.86                N/A
    End of period                                                          $10.21              $9.50                N/A
  Accumulation units outstanding
  at the end of period                                                       178                487                 N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Small Cap Index Division536

  Accumulation unit value:
    Beginning of period                                                    $11.33               N/A                 N/A
    End of period                                                          $12.81               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       193                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division492

  Accumulation unit value:
    Beginning of period                                                    $11.68               N/A                 N/A
    End of period                                                          $13.21               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       278                N/A                 N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Global Growth Division536

  Accumulation unit value:
    Beginning of period                                                     $9.50               N/A                 N/A
    End of period                                                          $10.94               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       754                N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division465

  Accumulation unit value:
    Beginning of period                                                    $10.10              $10.16               N/A
    End of period                                                          $10.85              $10.10               N/A
  Accumulation units outstanding
  at the end of period                                                       904                809                 N/A

JNL/AIM Small Cap Growth Division460

  Accumulation unit value:
    Beginning of period                                                    $11.09              $10.70               N/A
    End of period                                                          $11.57              $11.09               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 200                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division492

  Accumulation unit value:
    Beginning of period                                                    $14.45               N/A                 N/A
    End of period                                                          $16.09               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       458                N/A                 N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division523

  Accumulation unit value:
    Beginning of period                                                    $11.21               N/A                 N/A
    End of period                                                          $11.81               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,300               N/A                 N/A

JNL/S&P Managed Growth Division467

  Accumulation unit value:
    Beginning of period                                                    $11.12              $10.78               N/A
    End of period                                                          $12.09              $11.12               N/A
  Accumulation units outstanding
  at the end of period                                                      6,071              6,305                N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.395% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
20% ADDITIONAL FREE WITHDRAWAL AND COMBINED DEATH BENEFIT AND FIVE YEAR
  WITHDRAWAL CHARGE PERIOD AND PREMIUM CREDIT 2%
20% ADDITIONAL FREE WITHDRAWAL AND EARNINGSMAX AND HIGHEST ANNIVERSARY VALUE
  DEATH BENEFIT AND PREMIUM CREDIT 2%
20% ADDITIONAL FREE WITHDRAWAL AND 5% ROLL-UP DEATH BENEFIT AND PREMIUM
  CREDIT 2%
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  FIVE YEAR WITHDRAWAL CHARGE PERIOD AND PREMIUM CREDIT 2%
20% ADDITIONAL FREE WITHDRAWAL AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND
  HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM CREDIT 2%
COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM
  CREDIT 2% AND THREE YEAR WITHDRAWAL CHARGE PERIOD
20% ADDITIONAL FREE WITHDRAWAL AND COMBINATION 5% ROLL-UP AND HIGHEST
  ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM CREDIT 2%
20% ADDITIONAL FREE WITHDRAWAL AND COMBINED DEATH BENEFIT AND EARNINGSMAX AND
  PREMIUM CREDIT 2%
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  EARNINGSMAX AND PREMIUM CREDIT 2%
20% ADDITIONAL FREE WITHDRAWAL AND COMBINED DEATH BENEFIT AND FIVE YEAR
  WITHDRAWAL CHARGE PERIOD AND PREMIUM CREDIT 2%
5% ROLL-UP DEATH BENEFIT AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND PREMIUM
  CREDIT 2%
COMPOUNDING DEATH BENEFIT AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND NEW
  GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 2%
COMBINED DEATH BENEFIT AND EARNINGSMAX AND FIVE YEAR WITHDRAWAL CHARGE PERIOD
  AND PREMIUM CREDIT 2%
4% ROLL-UP DEATH BENEFIT AND PREMIUM CREDIT 2% AND THREE YEAR WITHDRAWAL CHARGE
  PERIOD COMBINATION
4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND GUARANTEED MINIMUM
  WITHDRAWAL BENEFIT AND PREMIUM CREDIT 2%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division731

  Accumulation unit value:
    Beginning of period                                                    $23.62               N/A                 N/A
    End of period                                                          $23.73               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        7                 N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division118

  Accumulation unit value:
    Beginning of period                                                    $15.53              $11.76             $16.41
    End of period                                                          $15.92              $15.53             $11.76
  Accumulation units outstanding
  at the end of period                                                      4,749              3,539               4,707

JNL/Eagle Core Equity Division118

  Accumulation unit value:
    Beginning of period                                                    $15.25              $12.54             $15.88
    End of period                                                          $15.83              $15.25             $12.54
  Accumulation units outstanding
  at the end of period                                                      4,699              4,861               4,607

JNL/Eagle SmallCap Equity Division118

  Accumulation unit value:
    Beginning of period                                                    $15.54              $11.37             $15.67
    End of period                                                          $18.02              $15.54             $11.37
  Accumulation units outstanding
  at the end of period                                                      3,228               525                 526

JNL/Select Balanced Division118

  Accumulation unit value:
    Beginning of period                                                    $19.33              $16.28             $17.79
    End of period                                                          $20.92              $19.33             $16.28
  Accumulation units outstanding
  at the end of period                                                      1,737               880                1,000

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/PPM America High Yield Bond Division182

  Accumulation unit value:
    Beginning of period                                                    $14.23              $12.28             $11.89
    End of period                                                          $14.60              $14.23             $12.28
  Accumulation units outstanding
  at the end of period                                                        -                13,816              6,392

JNL/Select Money Market Division118

  Accumulation unit value:
    Beginning of period                                                    $11.30              $11.52             $11.62
    End of period                                                          $11.12              $11.30             $11.52
  Accumulation units outstanding
  at the end of period                                                      7,474              2,981               3,289

JNL/Putnam Value Equity Division433

  Accumulation unit value:
    Beginning of period                                                    $16.81              $15.83               N/A
    End of period                                                          $18.01              $16.81               N/A
  Accumulation units outstanding
  at the end of period                                                      1,174               952                 N/A

JNL/Salomon Brothers Strategic Bond Division182

  Accumulation unit value:
    Beginning of period                                                    $16.22              $14.63             $14.08
    End of period                                                          $16.93              $16.22             $14.63
  Accumulation units outstanding
  at the end of period                                                      2,920              2,433               1,096

JNL/Salomon Brothers U.S. Government & Quality Bond Division182

  Accumulation unit value:
    Beginning of period                                                    $13.96              $14.14             $13.91
    End of period                                                          $14.16              $13.96             $14.14
  Accumulation units outstanding
  at the end of period                                                      3,689              3,604                717

JNL/T. Rowe Price Established Growth Division118

  Accumulation unit value:
    Beginning of period                                                    $21.84              $17.14             $21.52
    End of period                                                          $23.43              $21.84             $17.14
  Accumulation units outstanding
  at the end of period                                                      2,559              1,426               1,621






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/JPMorgan International Equity Division212

  Accumulation unit value:
    Beginning of period                                                    $10.78              $8.59               $8.43
    End of period                                                          $12.25              $10.78              $8.59
  Accumulation units outstanding
  at the end of period                                                      5,583              4,627               5,444

JNL/T. Rowe Price Mid-Cap Growth Division118

  Accumulation unit value:
    Beginning of period                                                    $26.39              $19.50             $25.38
    End of period                                                          $30.42              $26.39             $19.50
  Accumulation units outstanding
  at the end of period                                                      3,635              1,623               1,779

JNL/Alliance Capital Growth Division212

  Accumulation unit value:
    Beginning of period                                                     $8.94              $7.36               $7.99
    End of period                                                           $9.28              $8.94               $7.36
  Accumulation units outstanding
  at the end of period                                                        -                3,733               1,794

JNL/JPMorgan International Value Division212

  Accumulation unit value:
    Beginning of period                                                     $8.17              $6.00               $5.98
    End of period                                                           $9.78              $8.17               $6.00
  Accumulation units outstanding
  at the end of period                                                      8,103              2,551               3,358

JNL/PIMCO Total Return Bond Division118

  Accumulation unit value:
    Beginning of period                                                    $12.80              $12.51             $11.89
    End of period                                                          $13.05              $12.80             $12.51
  Accumulation units outstanding
  at the end of period                                                     30,787              9,986               3,013

JNL/Lazard Small Cap Value Division118

  Accumulation unit value:
    Beginning of period                                                    $12.14              $8.95              $11.75
    End of period                                                          $13.67              $12.14              $8.95
  Accumulation units outstanding
  at the end of period                                                      8,401              7,916               4,585






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Lazard Mid Cap Value Division118

  Accumulation unit value:
    Beginning of period                                                    $13.23              $10.51             $12.92
    End of period                                                          $16.11              $13.23             $10.51
  Accumulation units outstanding
  at the end of period                                                     14,873              9,613               4,872

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $11.91               N/A                 N/A
    End of period                                                          $12.22               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     15,296               N/A                 N/A

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division293

  Accumulation unit value:
    Beginning of period                                                     $7.24              $5.85                N/A
    End of period                                                           $7.87              $7.24                N/A
  Accumulation units outstanding
  at the end of period                                                      4,223              3,671                N/A

JNL/MCM The DowSM 10 Division155

  Accumulation unit value:
    Beginning of period                                                     $9.08              $7.40               $6.70
    End of period                                                           $9.12              $9.08               $7.40
  Accumulation units outstanding
  at the end of period                                                     30,269              8,983               3,724

JNL/MCM The S&P(R) 10 Division155

  Accumulation unit value:
    Beginning of period                                                     $8.24              $7.09               $7.41
    End of period                                                           $9.46              $8.24               $7.09
  Accumulation units outstanding
  at the end of period                                                     21,432              7,755               3,373

JNL/MCM Global 15 Division155

  Accumulation unit value:
    Beginning of period                                                     $8.94              $6.88               $7.22
    End of period                                                          $11.19              $8.94               $6.88
  Accumulation units outstanding
  at the end of period                                                     32,227              7,014               3,440






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM 25 Division155

  Accumulation unit value:
    Beginning of period                                                     $9.56              $7.37               $7.28
    End of period                                                          $11.37              $9.56               $7.37
  Accumulation units outstanding
  at the end of period                                                     44,225              8,003               3,434

JNL/MCM Select Small-Cap Division155

  Accumulation unit value:
    Beginning of period                                                    $15.91              $11.01             $10.39
    End of period                                                          $17.49              $15.91             $11.01
  Accumulation units outstanding
  at the end of period                                                     14,867              6,051               2,747

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division672

  Accumulation unit value:
    Beginning of period                                                     $9.91               N/A                 N/A
    End of period                                                          $10.23               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,602               N/A                 N/A

JNL/MCM Financial Sector Division672

  Accumulation unit value:
    Beginning of period                                                    $10.61               N/A                 N/A
    End of period                                                          $11.51               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       320                N/A                 N/A

JNL/MCM Oil & Gas Sector Division634

  Accumulation unit value:
    Beginning of period                                                    $14.36               N/A                 N/A
    End of period                                                          $16.52               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,827               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Midcap Growth Division118

  Accumulation unit value:
    Beginning of period                                                     $6.24              $4.79               $6.50
    End of period                                                           $7.23              $6.24               $4.79
  Accumulation units outstanding
  at the end of period                                                     15,540              13,323             11,129

JNL/FMR Balanced Division182

  Accumulation unit value:
    Beginning of period                                                     $9.11              $8.20               $8.31
    End of period                                                           $9.73              $9.11               $8.20
  Accumulation units outstanding
  at the end of period                                                      6,560              5,133                461

JNL/T. Rowe Price Value Division182

  Accumulation unit value:
    Beginning of period                                                    $11.22              $8.85               $8.94
    End of period                                                          $12.62              $11.22              $8.85
  Accumulation units outstanding
  at the end of period                                                      4,585              2,928               2,901

JNL/MCM S&P 500 Index Division187

  Accumulation unit value:
    Beginning of period                                                     $9.50              $7.61               $7.75
    End of period                                                          $10.21              $9.50               $7.61
  Accumulation units outstanding
  at the end of period                                                     13,120              1,940                314






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM S&P 400 MidCap Index Division187

  Accumulation unit value:
    Beginning of period                                                    $11.05              $8.41               $8.57
    End of period                                                          $12.49              $11.05              $8.41
  Accumulation units outstanding
  at the end of period                                                     10,280              1,656                284

JNL/MCM Small Cap Index Division136

  Accumulation unit value:
    Beginning of period                                                    $11.17              $7.84               $9.71
    End of period                                                          $12.80              $11.17              $7.84
  Accumulation units outstanding
  at the end of period                                                     11,177              2,281                955

JNL/MCM International Index Division187

  Accumulation unit value:
    Beginning of period                                                    $11.32              $8.44               $8.46
    End of period                                                          $13.21              $11.32              $8.44
  Accumulation units outstanding
  at the end of period                                                      6,142              1,692                287

JNL/MCM Bond Index Division187

  Accumulation unit value:
    Beginning of period                                                    $10.67              $10.61             $10.48
    End of period                                                          $10.79              $10.67             $10.61
  Accumulation units outstanding
  at the end of period                                                      3,618              1,660                232

JNL/Oppenheimer Global Growth Division118

  Accumulation unit value:
    Beginning of period                                                     $9.49              $6.92               $9.10
    End of period                                                          $10.93              $9.49               $6.92
  Accumulation units outstanding
  at the end of period                                                      4,936              2,994               3,945

JNL/Oppenheimer Growth Division446

  Accumulation unit value:
    Beginning of period                                                     $7.77              $7.79                N/A
    End of period                                                           $7.91              $7.77                N/A
  Accumulation units outstanding
  at the end of period                                                      2,737               481                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Large Cap Growth Division343

  Accumulation unit value:
    Beginning of period                                                    $10.09              $8.98                N/A
    End of period                                                          $10.84              $10.09               N/A
  Accumulation units outstanding
  at the end of period                                                     17,138               865                 N/A

JNL/AIM Small Cap Growth Division212

  Accumulation unit value:
    Beginning of period                                                    $11.08              $8.20               $8.07
    End of period                                                          $11.56              $11.08              $8.20
  Accumulation units outstanding
  at the end of period                                                      8,038              10,870              4,314

JNL/AIM Premier Equity II Division212

  Accumulation unit value:
    Beginning of period                                                     $9.23              $7.71               $8.01
    End of period                                                           $9.00              $9.23               $7.71
  Accumulation units outstanding
  at the end of period                                                        -                8,802               3,581

JNL/Select Value Division352

  Accumulation unit value:
    Beginning of period                                                    $14.35              $12.46               N/A
    End of period                                                          $16.08              $14.35               N/A
  Accumulation units outstanding
  at the end of period                                                      8,453              2,013                N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division704

  Accumulation unit value:
    Beginning of period                                                    $10.41               N/A                 N/A
    End of period                                                          $10.88               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,296               N/A                 N/A

JNL/S&P Managed Moderate Growth Division118

  Accumulation unit value:
    Beginning of period                                                    $11.02              $9.59              $10.63
    End of period                                                          $11.79              $11.02              $9.59
  Accumulation units outstanding
  at the end of period                                                     33,223              4,787               5,769

JNL/S&P Managed Growth Division118

  Accumulation unit value:
    Beginning of period                                                    $11.10              $9.34              $10.86
    End of period                                                          $12.07              $11.10              $9.34
  Accumulation units outstanding
  at the end of period                                                     48,149              7,953               7,332

JNL/S&P Managed Aggressive Growth Division118

  Accumulation unit value:
    Beginning of period                                                    $10.78              $8.71              $10.74
    End of period                                                          $11.86              $10.78              $8.71
  Accumulation units outstanding
  at the end of period                                                      9,380               246                 494

JNL/S&P Very Aggressive Growth Division I118

  Accumulation unit value:
    Beginning of period                                                    $10.40              $8.16              $10.51
    End of period                                                          $10.57              $10.40              $8.16
  Accumulation units outstanding
  at the end of period                                                        -                6,520               6,814






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Equity Growth Division I433

  Accumulation unit value:
    Beginning of period                                                     $9.72              $9.18                N/A
    End of period                                                           $9.83              $9.72                N/A
  Accumulation units outstanding
  at the end of period                                                        -                2,189                N/A

JNL/S&P Equity Aggressive Growth Division I118

  Accumulation unit value:
    Beginning of period                                                     $9.94              $7.83              $10.08
    End of period                                                          $10.08              $9.94               $7.83
  Accumulation units outstanding
  at the end of period                                                        -                2,315               2,601

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division541

  Accumulation unit value:
    Beginning of period                                                    $10.04               N/A                 N/A
    End of period                                                          $10.20               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Core Index 75 Division433

  Accumulation unit value:
    Beginning of period                                                     $9.96              $9.45                N/A
    End of period                                                          $10.09              $9.96                N/A
  Accumulation units outstanding
  at the end of period                                                        -                2,126                N/A

JNL/S&P Managed Conservative Division682

  Accumulation unit value:
    Beginning of period                                                     $9.97               N/A                 N/A
    End of period                                                          $10.29               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,742               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Division682

  Accumulation unit value:
    Beginning of period                                                     $9.92               N/A                 N/A
    End of period                                                          $10.48               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       729                N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.40% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
5% ROLL-UP DEATH BENEFIT AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND THREE
  YEAR WITHDRAWAL CHARGE PERIOD
GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH AND HIGHEST ANNIVERSARY VALUE
  DEATH BENEFIT
20% ADDITIONAL FREE WITHDRAWAL AND EARNINGSMAX AND FIVE YEAR WITHDRAWAL CHARGE
  PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT
20% ADDITIONAL FREE WITHDRAWAL AND COMBINATION 5% ROLL-UP AND HIGHEST
  ANNIVERSARY VALUE DEATH BENEFIT AND FIVE YEAR WITHDRAWAL CHARGE PERIOD COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  EARNINGSMAX AND FIVE YEAR WITHDRAWAL CHARGE PERIOD
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH
20% ADDITIONAL FREE WITHDRAWAL AND COMBINATION 5% ROLL-UP AND HIGHEST
  ANNIVERSARY VALUE DEATH BENEFIT AND EARNINGSMAX
20% ADDITIONAL FREE WITHDRAWAL AND EARNINGSMAX AND FIVE YEAR WITHDRAWAL CHARGE
  PERIOD AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT
4% ROLL-UP DEATH BENEFIT AND NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND THREE
  YEAR WITHDRAWAL CHARGE PERIOD
5% ROLL-UP DEATH BENEFIT AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND NEW
  GUARANTEED MINIMUM WITHDRAWAL BENEFIT
EARNINGSMAX AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH AND HIGHEST
  ANNIVERSARY VALUE DEATH BENEFIT
20% ADDITIONAL FREE WITHDRAWAL AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT
  RELAUNCH AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT
EARNINGSMAX AND NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND THREE YEAR
  WITHDRAWAL CHARGE PERIOD

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division722

  Accumulation unit value:
    Beginning of period                                                    $20.70               N/A                 N/A
    End of period                                                          $21.08               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       74                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alger Growth Division94

  Accumulation unit value:
    Beginning of period                                                    $15.52              $11.75             $16.66
    End of period                                                          $15.92              $15.52             $11.75
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Eagle Core Equity Division94

  Accumulation unit value:
    Beginning of period                                                    $15.24              $12.54             $15.91
    End of period                                                          $15.82              $15.24             $12.53
  Accumulation units outstanding
  at the end of period                                                       245                246                  -

JNL/Eagle SmallCap Equity Division40

  Accumulation unit value:
    Beginning of period                                                    $15.53              $11.37             $15.16
    End of period                                                          $18.02              $15.53             $11.37
  Accumulation units outstanding
  at the end of period                                                       93                  93                  -

JNL/Select Balanced Division40

  Accumulation unit value:
    Beginning of period                                                    $19.32              $16.28             $17.06
    End of period                                                          $20.91              $19.32             $16.28
  Accumulation units outstanding
  at the end of period                                                       847                 -                   -

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Money Market Division710

  Accumulation unit value:
    Beginning of period                                                    $11.12               N/A                 N/A
    End of period                                                          $11.11               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       450                N/A                 N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division637

  Accumulation unit value:
    Beginning of period                                                    $16.25               N/A                 N/A
    End of period                                                          $16.92               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division637

  Accumulation unit value:
    Beginning of period                                                    $13.96               N/A                 N/A
    End of period                                                          $14.15               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/T. Rowe Price Established Growth Division40

  Accumulation unit value:
    Beginning of period                                                    $21.83              $17.13             $22.35
    End of period                                                          $23.42              $21.83             $17.13
  Accumulation units outstanding
  at the end of period                                                      2,553                -                   -

JNL/JPMorgan International Equity Division432

  Accumulation unit value:
    Beginning of period                                                    $10.78              $10.05               N/A
    End of period                                                          $12.24              $10.78               N/A
  Accumulation units outstanding
  at the end of period                                                       176                176                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/T. Rowe Price Mid-Cap Growth Division40

  Accumulation unit value:
    Beginning of period                                                    $26.38              $19.50             $24.49
    End of period                                                          $30.40              $26.38             $19.50
  Accumulation units outstanding
  at the end of period                                                       152                106                  -

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division615

  Accumulation unit value:
    Beginning of period                                                     $8.47               N/A                 N/A
    End of period                                                           $9.77               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       696                N/A                 N/A

JNL/PIMCO Total Return Bond Division94

  Accumulation unit value:
    Beginning of period                                                    $12.79              $12.51             $11.96
    End of period                                                          $13.04              $12.79             $12.51
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Lazard Small Cap Value Division40

  Accumulation unit value:
    Beginning of period                                                    $12.13              $8.95              $10.95
    End of period                                                          $13.67              $12.13              $8.95
  Accumulation units outstanding
  at the end of period                                                       326                109                  -

JNL/Lazard Mid Cap Value Division94

  Accumulation unit value:
    Beginning of period                                                    $13.23              $10.51             $12.88
    End of period                                                          $16.10              $13.23             $10.51
  Accumulation units outstanding
  at the end of period                                                       870                210                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Salomon Brothers High Yield Bond Division705

  Accumulation unit value:
    Beginning of period                                                    $12.12               N/A                 N/A
    End of period                                                          $12.21               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,528               N/A                 N/A

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division457

  Accumulation unit value:
    Beginning of period                                                     $9.08              $8.06                N/A
    End of period                                                           $9.12              $9.08                N/A
  Accumulation units outstanding
  at the end of period                                                     17,258              1,241                N/A

JNL/MCM The S&P(R) 10 Division457

  Accumulation unit value:
    Beginning of period                                                     $8.23              $7.55                N/A
    End of period                                                           $9.46              $8.23                N/A
  Accumulation units outstanding
  at the end of period                                                     17,162              1,324                N/A

JNL/MCM Global 15 Division457

  Accumulation unit value:
    Beginning of period                                                     $8.94              $8.36                N/A
    End of period                                                          $11.18              $8.94                N/A
  Accumulation units outstanding
  at the end of period                                                     15,255              1,197                N/A

JNL/MCM 25 Division457

  Accumulation unit value:
    Beginning of period                                                     $9.55              $8.48                N/A
    End of period                                                          $11.37              $9.55                N/A
  Accumulation units outstanding
  at the end of period                                                     13,767              1,179                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Select Small-Cap Division457

  Accumulation unit value:
    Beginning of period                                                    $15.91              $15.34               N/A
    End of period                                                          $17.49              $15.91               N/A
  Accumulation units outstanding
  at the end of period                                                      9,216               652                 N/A

JNL/MCM Technology Sector Division615

  Accumulation unit value:
    Beginning of period                                                     $5.06               N/A                 N/A
    End of period                                                           $5.44               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       242                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division722

  Accumulation unit value:
    Beginning of period                                                    $11.22               N/A                 N/A
    End of period                                                          $11.51               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       24                 N/A                 N/A

JNL/MCM Oil & Gas Sector Division722

  Accumulation unit value:
    Beginning of period                                                    $16.14               N/A                 N/A
    End of period                                                          $16.51               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       34                 N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Midcap Growth Division40

  Accumulation unit value:
    Beginning of period                                                     $6.25              $4.79               $6.72
    End of period                                                           $7.23              $6.25               $4.79
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Value Division432

  Accumulation unit value:
    Beginning of period                                                    $11.22              $10.40               N/A
    End of period                                                          $12.62              $11.22               N/A
  Accumulation units outstanding
  at the end of period                                                      7,895               256                 N/A

JNL/MCM S&P 500 Index Division615

  Accumulation unit value:
    Beginning of period                                                     $9.44               N/A                 N/A
    End of period                                                          $10.20               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,972               N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division615

  Accumulation unit value:
    Beginning of period                                                    $11.17               N/A                 N/A
    End of period                                                          $12.49               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,584               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Small Cap Index Division615

  Accumulation unit value:
    Beginning of period                                                    $11.18               N/A                 N/A
    End of period                                                          $12.80               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,283               N/A                 N/A

JNL/MCM International Index Division692

  Accumulation unit value:
    Beginning of period                                                    $11.91               N/A                 N/A
    End of period                                                          $13.20               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,455               N/A                 N/A

JNL/MCM Bond Index Division699

  Accumulation unit value:
    Beginning of period                                                    $10.77               N/A                 N/A
    End of period                                                          $10.79               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       876                N/A                 N/A

JNL/Oppenheimer Global Growth Division40

  Accumulation unit value:
    Beginning of period                                                     $9.49              $6.92               $8.90
    End of period                                                          $10.93              $9.49               $6.92
  Accumulation units outstanding
  at the end of period                                                      1,317               200                  -

JNL/Oppenheimer Growth Division615

  Accumulation unit value:
    Beginning of period                                                     $7.52               N/A                 N/A
    End of period                                                           $7.91               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       946                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Small Cap Growth Division637

  Accumulation unit value:
    Beginning of period                                                     $9.71               N/A                 N/A
    End of period                                                          $11.56               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division722

  Accumulation unit value:
    Beginning of period                                                    $15.65               N/A                 N/A
    End of period                                                          $16.08               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       87                 N/A                 N/A

JNL/MCM Nasdaq 15 Division705

  Accumulation unit value:
    Beginning of period                                                    $10.50               N/A                 N/A
    End of period                                                          $10.81               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       473                N/A                 N/A

JNL/MCM Value Line 25 Division696

  Accumulation unit value:
    Beginning of period                                                    $10.16               N/A                 N/A
    End of period                                                          $11.40               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     11,549               N/A                 N/A

JNL/MCM VIP Division695

  Accumulation unit value:
    Beginning of period                                                    $10.10               N/A                 N/A
    End of period                                                          $11.05               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     75,442               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM JNL 5 Division696

  Accumulation unit value:
    Beginning of period                                                     $9.87               N/A                 N/A
    End of period                                                          $10.88               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     33,297               N/A                 N/A

JNL/S&P Managed Moderate Growth Division69

  Accumulation unit value:
    Beginning of period                                                    $11.02              $9.58              $10.82
    End of period                                                          $11.78              $11.02             $11.02
  Accumulation units outstanding
  at the end of period                                                      1,934                -                   -

JNL/S&P Managed Growth Division69

  Accumulation unit value:
    Beginning of period                                                    $11.10              $9.34              $11.05
    End of period                                                          $12.07              $11.10              $9.34
  Accumulation units outstanding
  at the end of period                                                     19,683              20,294                -

JNL/S&P Managed Aggressive Growth Division69

  Accumulation unit value:
    Beginning of period                                                    $10.78              $8.71              $11.01
    End of period                                                          $11.85              $10.78              $8.71
  Accumulation units outstanding
  at the end of period                                                      6,892              6,899                 -

JNL/S&P Very Aggressive Growth Division I84

  Accumulation unit value:
    Beginning of period                                                    $10.40              $8.16              $10.85
    End of period                                                          $10.56              $10.40              $8.16
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Equity Aggressive Growth Division I84

  Accumulation unit value:
    Beginning of period                                                     $9.93              $7.83              $10.41
    End of period                                                          $10.08              $9.93               $7.83
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division700

  Accumulation unit value:
    Beginning of period                                                    $10.11               N/A                 N/A
    End of period                                                          $10.29               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,115               N/A                 N/A

JNL/S&P Managed Moderate Division700

  Accumulation unit value:
    Beginning of period                                                    $10.16               N/A                 N/A
    End of period                                                          $10.48               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     13,168               N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.405% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 2% AND THREE YEAR
  WITHDRAWAL CHARGE PERIOD

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 500 Index Division695

  Accumulation unit value:
    Beginning of period                                                     $9.54               N/A                 N/A
    End of period                                                          $10.20               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       565                N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division695

  Accumulation unit value:
    Beginning of period                                                    $11.37               N/A                 N/A
    End of period                                                          $12.49               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       474                N/A                 N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.41% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND HIGHEST ANNIVERSARY VALUE DEATH
  BENEFIT AND PREMIUM CREDIT
4% HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM CREDIT 4% AND THREE YEAR
  WITHDRAWAL CHARGE PERIOD
COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  EARNINGSMAX AND PREMIUM CREDIT 4%
GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH AND PREMIUM CREDIT 4%
4% ROLL-UP DEATH BENEFIT AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND PREMIUM
  CREDIT 4%
EARNINGSMAX AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND PREMIUM CREDIT 4% HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND NEW GUARANTEED MINIMUM WITHDRAWAL
  BENEFIT AND PREMIUM CREDIT 4%
$1 MILLION PREMIUM ADMINISTRATIVE FEE WAIVER AND 5% ROLL-UP DEATH BENEFIT AND
  EARNINGSMAX AND PREMIUM CREDIT 4%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division609

  Accumulation unit value:
    Beginning of period                                                    $23.11               N/A                 N/A
    End of period                                                          $23.69               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       837                N/A                 N/A

JNL/FMR Capital Growth Division555

  Accumulation unit value:
    Beginning of period                                                    $17.72               N/A                 N/A
    End of period                                                          $19.06               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       587                N/A                 N/A

JNL/Select Global Growth Division628

  Accumulation unit value:
    Beginning of period                                                    $18.13               N/A                 N/A
    End of period                                                          $21.06               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alger Growth Division502

  Accumulation unit value:
    Beginning of period                                                    $16.47               N/A                 N/A
    End of period                                                          $15.90               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       798                N/A                 N/A

JNL/Eagle Core Equity Division502

  Accumulation unit value:
    Beginning of period                                                    $15.73               N/A                 N/A
    End of period                                                          $15.81               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     10,402               N/A                 N/A

JNL/Eagle SmallCap Equity Division502

  Accumulation unit value:
    Beginning of period                                                    $17.04               N/A                 N/A
    End of period                                                          $18.00               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,140               N/A                 N/A

JNL/Select Balanced Division555

  Accumulation unit value:
    Beginning of period                                                    $19.78               N/A                 N/A
    End of period                                                          $20.89               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,889               N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division582

  Accumulation unit value:
    Beginning of period                                                    $13.83               N/A                 N/A
    End of period                                                          $14.58               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Money Market Division626

  Accumulation unit value:
    Beginning of period                                                    $11.16               N/A                 N/A
    End of period                                                          $11.10               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,754               N/A                 N/A

JNL/Putnam Value Equity Division601

  Accumulation unit value:
    Beginning of period                                                    $16.95               N/A                 N/A
    End of period                                                          $17.99               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       523                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division524

  Accumulation unit value:
    Beginning of period                                                    $16.29               N/A                 N/A
    End of period                                                          $16.89               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,346               N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division524

  Accumulation unit value:
    Beginning of period                                                    $14.11               N/A                 N/A
    End of period                                                          $14.14               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       520                N/A                 N/A

JNL/T. Rowe Price Established Growth Division555

  Accumulation unit value:
    Beginning of period                                                    $22.57               N/A                 N/A
    End of period                                                          $23.40               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,121               N/A                 N/A

JNL/JPMorgan International Equity Division611

  Accumulation unit value:
    Beginning of period                                                    $10.76               N/A                 N/A
    End of period                                                          $12.23               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/T. Rowe Price Mid-Cap Growth Division555

  Accumulation unit value:
    Beginning of period                                                    $27.81               N/A                 N/A
    End of period                                                          $30.37               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,243               N/A                 N/A

JNL/Alliance Capital Growth Division502

  Accumulation unit value:
    Beginning of period                                                     $9.37               N/A                 N/A
    End of period                                                           $9.27               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       636                N/A                 N/A

JNL/JPMorgan International Value Division605

  Accumulation unit value:
    Beginning of period                                                     $8.45               N/A                 N/A
    End of period                                                           $9.77               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      9,705               N/A                 N/A

JNL/PIMCO Total Return Bond Division524

  Accumulation unit value:
    Beginning of period                                                    $12.92               N/A                 N/A
    End of period                                                          $13.04               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     21,350               N/A                 N/A

JNL/Lazard Small Cap Value Division560

  Accumulation unit value:
    Beginning of period                                                    $12.52               N/A                 N/A
    End of period                                                          $13.66               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      9,237               N/A                 N/A

JNL/Lazard Mid Cap Value Division509

  Accumulation unit value:
    Beginning of period                                                    $13.66               N/A                 N/A
    End of period                                                          $16.09               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      9,891               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $11.90               N/A                 N/A
    End of period                                                          $12.21               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      8,066               N/A                 N/A

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division649

  Accumulation unit value:
    Beginning of period                                                     $7.16               N/A                 N/A
    End of period                                                           $7.86               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,490               N/A                 N/A

JNL/MCM The DowSM 10 Division447

  Accumulation unit value:
    Beginning of period                                                     $9.07              $8.21                N/A
    End of period                                                           $9.11              $9.07                N/A
  Accumulation units outstanding
  at the end of period                                                     142,422             3,244                N/A

JNL/MCM The S&P(R) 10 Division447

  Accumulation unit value:
    Beginning of period                                                     $8.23              $7.65                N/A
    End of period                                                           $9.45              $8.23                N/A
  Accumulation units outstanding
  at the end of period                                                     132,769             3,529                N/A

JNL/MCM Global 15 Division447

  Accumulation unit value:
    Beginning of period                                                     $8.94              $8.74                N/A
    End of period                                                          $11.18              $8.94                N/A
  Accumulation units outstanding
  at the end of period                                                     118,475             3,061                N/A

JNL/MCM 25 Division447

  Accumulation unit value:
    Beginning of period                                                     $9.55              $8.59                N/A
    End of period                                                          $11.36              $9.55                N/A
  Accumulation units outstanding
  at the end of period                                                     108,364             3,053                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Select Small-Cap Division447

  Accumulation unit value:
    Beginning of period                                                    $15.90              $15.70               N/A
    End of period                                                          $17.48              $15.90               N/A
  Accumulation units outstanding
  at the end of period                                                     61,052              1,661                N/A

JNL/MCM Technology Sector Division655

  Accumulation unit value:
    Beginning of period                                                     $4.60               N/A                 N/A
    End of period                                                           $5.46               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       11                 N/A                 N/A

JNL/MCM Healthcare Sector Division628

  Accumulation unit value:
    Beginning of period                                                     $9.62               N/A                 N/A
    End of period                                                          $10.22               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       348                N/A                 N/A

JNL/MCM Financial Sector Division601

  Accumulation unit value:
    Beginning of period                                                    $10.45               N/A                 N/A
    End of period                                                          $11.50               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       961                N/A                 N/A

JNL/MCM Oil & Gas Sector Division601

  Accumulation unit value:
    Beginning of period                                                    $14.22               N/A                 N/A
    End of period                                                          $16.50               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,437               N/A                 N/A

JNL/MCM Consumer Brands Sector Division719

  Accumulation unit value:
    Beginning of period                                                     $9.97               N/A                 N/A
    End of period                                                          $10.33               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       286                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Midcap Growth Division655

  Accumulation unit value:
    Beginning of period                                                     $6.16               N/A                 N/A
    End of period                                                           $7.29               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        8                 N/A                 N/A

JNL/FMR Balanced Division555

  Accumulation unit value:
    Beginning of period                                                     $9.25               N/A                 N/A
    End of period                                                           $9.72               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     13,668               N/A                 N/A

JNL/T. Rowe Price Value Division555

  Accumulation unit value:
    Beginning of period                                                    $11.53               N/A                 N/A
    End of period                                                          $12.61               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     10,857               N/A                 N/A

JNL/MCM S&P 500 Index Division447

  Accumulation unit value:
    Beginning of period                                                     $9.50              $9.01                N/A
    End of period                                                          $10.20              $9.50                N/A
  Accumulation units outstanding
  at the end of period                                                     81,106              1,851                N/A

JNL/MCM S&P 400 MidCap Index Division447

  Accumulation unit value:
    Beginning of period                                                    $11.05              $10.65               N/A
    End of period                                                          $12.48              $11.05               N/A
  Accumulation units outstanding
  at the end of period                                                     58,528              1,487                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Small Cap Index Division447

  Accumulation unit value:
    Beginning of period                                                    $11.16              $10.83               N/A
    End of period                                                          $12.79              $11.16               N/A
  Accumulation units outstanding
  at the end of period                                                     65,716              1,429                N/A

JNL/MCM International Index Division447

  Accumulation unit value:
    Beginning of period                                                    $11.32              $10.41               N/A
    End of period                                                          $13.20              $11.32               N/A
  Accumulation units outstanding
  at the end of period                                                     47,746              1,483                N/A

JNL/MCM Bond Index Division461

  Accumulation unit value:
    Beginning of period                                                    $10.66              $10.62               N/A
    End of period                                                          $10.79              $10.66               N/A
  Accumulation units outstanding
  at the end of period                                                     49,884              1,410                N/A

JNL/Oppenheimer Global Growth Division555

  Accumulation unit value:
    Beginning of period                                                    $10.09               N/A                 N/A
    End of period                                                          $10.92               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     13,476               N/A                 N/A

JNL/Oppenheimer Growth Division502

  Accumulation unit value:
    Beginning of period                                                     $8.17               N/A                 N/A
    End of period                                                           $7.91               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,018               N/A                 N/A

JNL/AIM Large Cap Growth Division509

  Accumulation unit value:
    Beginning of period                                                    $10.10               N/A                 N/A
    End of period                                                          $10.83               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,949               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Small Cap Growth Division509

  Accumulation unit value:
    Beginning of period                                                    $11.11               N/A                 N/A
    End of period                                                          $11.55               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,228               N/A                 N/A

JNL/AIM Premier Equity II Division502

  Accumulation unit value:
    Beginning of period                                                     $9.51               N/A                 N/A
    End of period                                                           $9.00               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Select Value Division601

  Accumulation unit value:
    Beginning of period                                                    $14.78               N/A                 N/A
    End of period                                                          $16.07               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,743               N/A                 N/A

JNL/MCM Nasdaq 15 Division696

  Accumulation unit value:
    Beginning of period                                                    $10.29               N/A                 N/A
    End of period                                                          $10.81               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,903               N/A                 N/A

JNL/MCM Value Line 25 Division696

  Accumulation unit value:
    Beginning of period                                                    $10.16               N/A                 N/A
    End of period                                                          $11.40               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      9,886               N/A                 N/A

JNL/MCM VIP Division698

  Accumulation unit value:
    Beginning of period                                                    $10.36               N/A                 N/A
    End of period                                                          $11.05               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      9,060               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM JNL 5 Division696

  Accumulation unit value:
    Beginning of period                                                     $9.87               N/A                 N/A
    End of period                                                          $10.88               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     29,238               N/A                 N/A

JNL/S&P Managed Moderate Growth Division404

  Accumulation unit value:
    Beginning of period                                                    $11.01              $10.41               N/A
    End of period                                                          $11.78              $11.01               N/A
  Accumulation units outstanding
  at the end of period                                                     34,251               999                 N/A

JNL/S&P Managed Growth Division535

  Accumulation unit value:
    Beginning of period                                                    $11.21               N/A                 N/A
    End of period                                                          $12.06               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     83,705               N/A                 N/A

JNL/S&P Managed Aggressive Growth Division547

  Accumulation unit value:
    Beginning of period                                                    $10.98               N/A                 N/A
    End of period                                                          $11.85               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     180,836              N/A                 N/A

JNL/S&P Very Aggressive Growth Division I645

  Accumulation unit value:
    Beginning of period                                                    $10.12               N/A                 N/A
    End of period                                                          $10.56               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                     $9.99               N/A                 N/A
    End of period                                                           $9.82               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Equity Aggressive Growth Division I612

  Accumulation unit value:
    Beginning of period                                                     $9.99               N/A                 N/A
    End of period                                                          $10.07               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Core Index 50 Division535

  Accumulation unit value:
    Beginning of period                                                     $9.90               N/A                 N/A
    End of period                                                           $9.91               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Core Index 100 Division646

  Accumulation unit value:
    Beginning of period                                                     $9.93               N/A                 N/A
    End of period                                                          $10.20               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Core Index 75 Division646

  Accumulation unit value:
    Beginning of period                                                     $9.74               N/A                 N/A
    End of period                                                          $10.09               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Managed Conservative Division702

  Accumulation unit value:
    Beginning of period                                                    $10.11               N/A                 N/A
    End of period                                                          $10.29               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     43,146               N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.42% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
5% ROLL-UP DEATH BENEFIT AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND PREMIUM
  CREDIT 3%
5% ROLL-UP DEATH BENEFIT AND EARNINGSMAX AND PREMIUM CREDIT 3%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 500 Index Division692

  Accumulation unit value:
    Beginning of period                                                     $9.50               N/A                 N/A
    End of period                                                          $10.20               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,417               N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Small Cap Index Division692

  Accumulation unit value:
    Beginning of period                                                    $11.57               N/A                 N/A
    End of period                                                          $12.79               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       463                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division692

  Accumulation unit value:
    Beginning of period                                                    $11.90               N/A                 N/A
    End of period                                                          $13.19               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       893                N/A                 N/A

JNL/MCM Bond Index Division700

  Accumulation unit value:
    Beginning of period                                                    $10.76               N/A                 N/A
    End of period                                                          $10.78               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       651                N/A                 N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division692

  Accumulation unit value:
    Beginning of period                                                    $11.06               N/A                 N/A
    End of period                                                          $11.77               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,031               N/A                 N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division732

  Accumulation unit value:
    Beginning of period                                                    $11.78               N/A                 N/A
    End of period                                                          $11.84               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       262                N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division713

  Accumulation unit value:
    Beginning of period                                                    $10.30               N/A                 N/A
    End of period                                                          $10.48               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       680                N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.445% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND
  HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM CREDIT 2%
20% ADDITIONAL FREE WITHDRAWAL AND 4% ROLL-UP DEATH BENEFIT AND FIVE YEAR
  WITHDRAWAL CHARGE PERIOD AND PREMIUM CREDIT 2%
20% ADDITIONAL FREE WITHDRAWAL AND COMBINED DEATH BENEFIT AND GUARANTEED MINIMUM
  WITHDRAWAL BENEFIT AND PREMIUM CREDIT 2%
5% ROLL-UP DEATH BENEFIT AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM
  CREDIT 2%
20% ADDITIONAL FREE WITHDRAWAL AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND
  HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM CREDIT 2%
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 2%
5% ROLL-UP DEATH BENEFIT AND PREMIUM CREDIT 2% AND THREE YEAR WITHDRAWAL CHARGE
  PERIOD
COMBINED DEATH BENEFIT AND EARNINGSMAX AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT
  AND PREMIUM CREDIT 2%
COMBINED DEATH BENEFIT AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED
  MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 2%
COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND NEW
  GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 2%
GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 2% AND THREE YEAR
  WITHDRAWAL CHARGE PERIOD

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division490

  Accumulation unit value:
    Beginning of period                                                    $22.00               N/A                 N/A
    End of period                                                          $23.61               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,969               N/A                 N/A

JNL/FMR Capital Growth Division702

  Accumulation unit value:
    Beginning of period                                                    $17.72               N/A                 N/A
    End of period                                                          $19.00               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,583               N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alger Growth Division322

  Accumulation unit value:
    Beginning of period                                                    $15.46              $12.80               N/A
    End of period                                                          $15.85              $15.46               N/A
  Accumulation units outstanding
  at the end of period                                                       715                488                 N/A

JNL/Eagle Core Equity Division303

  Accumulation unit value:
    Beginning of period                                                    $15.19              $12.41               N/A
    End of period                                                          $15.76              $15.19               N/A
  Accumulation units outstanding
  at the end of period                                                      3,355              2,037                N/A

JNL/Eagle SmallCap Equity Division710

  Accumulation unit value:
    Beginning of period                                                    $16.90               N/A                 N/A
    End of period                                                          $17.95               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,437               N/A                 N/A

JNL/Select Balanced Division303

  Accumulation unit value:
    Beginning of period                                                    $19.24              $16.02               N/A
    End of period                                                          $20.82              $19.24               N/A
  Accumulation units outstanding
  at the end of period                                                      1,806              1,262                N/A

JNL/Putnam Equity Division283

  Accumulation unit value:
    Beginning of period                                                    $16.55              $12.45               N/A
    End of period                                                          $18.26              $16.55               N/A
  Accumulation units outstanding
  at the end of period                                                       471                410                 N/A

JNL/PPM America High Yield Bond Division303

  Accumulation unit value:
    Beginning of period                                                    $14.16              $12.90               N/A
    End of period                                                          $14.53              $14.16               N/A
  Accumulation units outstanding
  at the end of period                                                        -                5,054                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Value Equity Division303

  Accumulation unit value:
    Beginning of period                                                    $16.74              $13.36               N/A
    End of period                                                          $17.93              $16.74               N/A
  Accumulation units outstanding
  at the end of period                                                       631                568                 N/A

JNL/Salomon Brothers Strategic Bond Division303

  Accumulation unit value:
    Beginning of period                                                    $16.15              $15.16               N/A
    End of period                                                          $16.84              $16.15               N/A
  Accumulation units outstanding
  at the end of period                                                      3,397              2,001                N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division303

  Accumulation unit value:
    Beginning of period                                                    $13.90              $14.03               N/A
    End of period                                                          $14.09              $13.90               N/A
  Accumulation units outstanding
  at the end of period                                                      1,724               721                 N/A

JNL/T. Rowe Price Established Growth Division303

  Accumulation unit value:
    Beginning of period                                                    $21.75              $17.26               N/A
    End of period                                                          $23.32              $21.75               N/A
  Accumulation units outstanding
  at the end of period                                                      2,385              1,380                N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/T. Rowe Price Mid-Cap Growth Division310

  Accumulation unit value:
    Beginning of period                                                    $26.28              $19.39               N/A
    End of period                                                          $30.27              $26.28               N/A
  Accumulation units outstanding
  at the end of period                                                      6,597              3,558                N/A

JNL/Alliance Capital Growth Division322

  Accumulation unit value:
    Beginning of period                                                     $8.91              $7.89                N/A
    End of period                                                           $9.25              $8.91                N/A
  Accumulation units outstanding
  at the end of period                                                       891                836                 N/A

JNL/JPMorgan International Value Division710

  Accumulation unit value:
    Beginning of period                                                     $9.15               N/A                 N/A
    End of period                                                           $9.74               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/PIMCO Total Return Bond Division294

  Accumulation unit value:
    Beginning of period                                                    $12.76              $12.58               N/A
    End of period                                                          $13.00              $12.76               N/A
  Accumulation units outstanding
  at the end of period                                                     13,111              7,427                N/A

JNL/Lazard Small Cap Value Division322

  Accumulation unit value:
    Beginning of period                                                    $12.10              $9.27                N/A
    End of period                                                          $13.63              $12.10               N/A
  Accumulation units outstanding
  at the end of period                                                      2,020               945                 N/A

JNL/Lazard Mid Cap Value Division303

  Accumulation unit value:
    Beginning of period                                                    $13.19              $10.29               N/A
    End of period                                                          $16.05              $13.19               N/A
  Accumulation units outstanding
  at the end of period                                                      4,296              3,843                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $11.87               N/A                 N/A
    End of period                                                          $12.18               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,550               N/A                 N/A

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division283

  Accumulation unit value:
    Beginning of period                                                     $9.06              $6.34                N/A
    End of period                                                           $9.09              $9.06                N/A
  Accumulation units outstanding
  at the end of period                                                     33,831              23,335               N/A

JNL/MCM The S&P(R) 10 Division283

  Accumulation unit value:
    Beginning of period                                                     $8.22              $6.63                N/A
    End of period                                                           $9.43              $8.22                N/A
  Accumulation units outstanding
  at the end of period                                                     31,712              22,272               N/A

JNL/MCM Global 15 Division283

  Accumulation unit value:
    Beginning of period                                                     $8.92              $5.85                N/A
    End of period                                                          $11.16              $8.92                N/A
  Accumulation units outstanding
  at the end of period                                                     26,303              15,310               N/A

JNL/MCM 25 Division283

  Accumulation unit value:
    Beginning of period                                                     $9.53              $6.61                N/A
    End of period                                                          $11.34              $9.53                N/A
  Accumulation units outstanding
  at the end of period                                                     20,488              11,741               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Select Small-Cap Division308

  Accumulation unit value:
    Beginning of period                                                    $15.88              $11.19               N/A
    End of period                                                          $17.44              $15.88               N/A
  Accumulation units outstanding
  at the end of period                                                     10,773              5,100                N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Midcap Growth Division415

  Accumulation unit value:
    Beginning of period                                                     $6.23              $5.95                N/A
    End of period                                                           $7.22              $6.23                N/A
  Accumulation units outstanding
  at the end of period                                                       973                585                 N/A

JNL/FMR Balanced Division303

  Accumulation unit value:
    Beginning of period                                                     $9.09              $8.19                N/A
    End of period                                                           $9.71              $9.09                N/A
  Accumulation units outstanding
  at the end of period                                                      1,653              1,622                N/A

JNL/T. Rowe Price Value Division303

  Accumulation unit value:
    Beginning of period                                                    $11.20              $8.47                N/A
    End of period                                                          $12.59              $11.20               N/A
  Accumulation units outstanding
  at the end of period                                                      7,418              3,082                N/A

JNL/MCM S&P 500 Index Division311

  Accumulation unit value:
    Beginning of period                                                     $9.49              $7.69                N/A
    End of period                                                          $10.19              $9.49                N/A
  Accumulation units outstanding
  at the end of period                                                     15,677              20,085               N/A

JNL/MCM S&P 400 MidCap Index Division311

  Accumulation unit value:
    Beginning of period                                                    $11.04              $8.22                N/A
    End of period                                                          $12.47              $11.04               N/A
  Accumulation units outstanding
  at the end of period                                                      7,401              14,839               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Small Cap Index Division311

  Accumulation unit value:
    Beginning of period                                                    $11.15              $7.80                N/A
    End of period                                                          $12.78              $11.15               N/A
  Accumulation units outstanding
  at the end of period                                                      7,273              6,541                N/A

JNL/MCM International Index Division311

  Accumulation unit value:
    Beginning of period                                                    $11.31              $8.26                N/A
    End of period                                                          $13.19              $11.31               N/A
  Accumulation units outstanding
  at the end of period                                                      7,200              9,236                N/A

JNL/MCM Bond Index Division311

  Accumulation unit value:
    Beginning of period                                                    $10.65              $10.63               N/A
    End of period                                                          $10.78              $10.65               N/A
  Accumulation units outstanding
  at the end of period                                                      8,591               415                 N/A

JNL/Oppenheimer Global Growth Division310

  Accumulation unit value:
    Beginning of period                                                     $9.48              $6.60                N/A
    End of period                                                          $10.91              $9.48                N/A
  Accumulation units outstanding
  at the end of period                                                     12,878              5,000                N/A

JNL/Oppenheimer Growth Division283

  Accumulation unit value:
    Beginning of period                                                     $7.76              $6.50                N/A
    End of period                                                           $7.90              $7.76                N/A
  Accumulation units outstanding
  at the end of period                                                      8,929              1,178                N/A

JNL/AIM Large Cap Growth Division303

  Accumulation unit value:
    Beginning of period                                                    $10.08              $8.15                N/A
    End of period                                                          $10.82              $10.08               N/A
  Accumulation units outstanding
  at the end of period                                                      6,874              1,971                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Small Cap Growth Division322

  Accumulation unit value:
    Beginning of period                                                    $11.07              $8.65                N/A
    End of period                                                          $11.54              $11.07               N/A
  Accumulation units outstanding
  at the end of period                                                       720                663                 N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division322

  Accumulation unit value:
    Beginning of period                                                    $14.34              $11.31               N/A
    End of period                                                          $16.06              $14.34               N/A
  Accumulation units outstanding
  at the end of period                                                      1,581               540                 N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Growth Division337

  Accumulation unit value:
    Beginning of period                                                    $10.99              $10.08               N/A
    End of period                                                          $11.75              $10.99               N/A
  Accumulation units outstanding
  at the end of period                                                     24,770              23,970               N/A

JNL/S&P Managed Growth Division294

  Accumulation unit value:
    Beginning of period                                                    $11.07              $9.13                N/A
    End of period                                                          $12.03              $11.07               N/A
  Accumulation units outstanding
  at the end of period                                                     119,455             41,316               N/A

JNL/S&P Managed Aggressive Growth Division350

  Accumulation unit value:
    Beginning of period                                                    $10.75              $9.80                N/A
    End of period                                                          $11.82              $10.75               N/A
  Accumulation units outstanding
  at the end of period                                                      4,961              1,157                N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Equity Aggressive Growth Division I282

  Accumulation unit value:
    Beginning of period                                                     $9.91              $7.24                N/A
    End of period                                                          $10.05              $9.91                N/A
  Accumulation units outstanding
  at the end of period                                                        -                 986                 N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division310

  Accumulation unit value:
    Beginning of period                                                     $9.95              $7.99                N/A
    End of period                                                          $10.08              $9.95                N/A
  Accumulation units outstanding
  at the end of period                                                        -                 399                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.45% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
20% ADDITIONAL FREE WITHDRAWAL AND COMBINATION 5% ROLL-UP AND HIGHEST
  ANNIVERSARY VALUE DEATH BENEFIT AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  EARNINGSMAX AND THREE YEAR WITHDRAWAL CHARGE PERIOD
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT
  RELAUNCH
GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH AND HIGHEST ANNIVERSARY VALUE
  DEATH BENEFIT AND THREE YEAR WITHDRAWAL CHARGE PERIOD
COMPOUNDING DEATH BENEFIT AND PREMIUM CREDIT 2%
4% ROLL-UP DEATH BENEFIT AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND FIVE YEAR
  WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND FIVE YEAR
  WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT
20% ADDITIONAL FREE WITHDRAWAL AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND
  GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT COMBINATION
5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND EARNINGSMAX AND
  GUARANTEED MINIMUM WITHDRAWAL BENEFIT
COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND THREE YEAR WITHDRAWAL
  CHARGE PERIOD
5% ROLL-UP DEATH BENEFIT AND EARNINGSMAX AND THREE YEAR WITHDRAWAL CHARGE PERIOD
  MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM CREDIT 2%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division185

  Accumulation unit value:
    Beginning of period                                                    $21.66              $16.39             $16.67
    End of period                                                          $23.60              $21.66             $16.39
  Accumulation units outstanding
  at the end of period                                                       403                 -                   -

JNL/FMR Capital Growth Division259

  Accumulation unit value:
    Beginning of period                                                    $16.49              $12.23               N/A
    End of period                                                          $18.99              $16.49               N/A
  Accumulation units outstanding
  at the end of period                                                       761                 -                  N/A

JNL/Select Global Growth Division706

  Accumulation unit value:
    Beginning of period                                                    $20.33               N/A                 N/A
    End of period                                                          $20.98               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       259                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alger Growth Division161

  Accumulation unit value:
    Beginning of period                                                    $15.46              $11.71             $12.72
    End of period                                                          $15.84              $15.46             $11.71
  Accumulation units outstanding
  at the end of period                                                      1,412                -                   -

JNL/Eagle Core Equity Division134

  Accumulation unit value:
    Beginning of period                                                    $15.19              $12.50             $14.59
    End of period                                                          $15.76              $15.19             $12.50
  Accumulation units outstanding
  at the end of period                                                      1,424                -                   -

JNL/Eagle SmallCap Equity Division127

  Accumulation unit value:
    Beginning of period                                                    $15.48              $11.33             $14.31
    End of period                                                          $17.94              $15.48             $11.33
  Accumulation units outstanding
  at the end of period                                                       892                 -                   -

JNL/Select Balanced Division94

  Accumulation unit value:
    Beginning of period                                                    $19.24              $16.22             $17.48
    End of period                                                          $20.81              $19.24             $16.22
  Accumulation units outstanding
  at the end of period                                                       23                  -                   -

JNL/Putnam Equity Division385

  Accumulation unit value:
    Beginning of period                                                    $16.55              $14.44               N/A
    End of period                                                          $18.25              $16.55               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/PPM America High Yield Bond Division139

  Accumulation unit value:
    Beginning of period                                                    $14.16              $12.23             $12.12
    End of period                                                          $14.53              $14.16             $12.23
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Money Market Division109

  Accumulation unit value:
    Beginning of period                                                    $11.24              $11.47             $11.58
    End of period                                                          $11.06              $11.24             $11.47
  Accumulation units outstanding
  at the end of period                                                       335                 -                   -

JNL/Putnam Value Equity Division185

  Accumulation unit value:
    Beginning of period                                                    $16.73              $13.77             $13.77
    End of period                                                          $17.92              $16.73             $13.77
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Salomon Brothers Strategic Bond Division161

  Accumulation unit value:
    Beginning of period                                                    $16.14              $14.57             $13.63
    End of period                                                          $16.84              $16.14             $14.57
  Accumulation units outstanding
  at the end of period                                                       122                 -                   -

JNL/Salomon Brothers U.S. Government & Quality Bond Division94

  Accumulation unit value:
    Beginning of period                                                    $13.90              $14.08             $13.03
    End of period                                                          $14.08              $13.90             $14.08
  Accumulation units outstanding
  at the end of period                                                      1,393                -                   -

JNL/T. Rowe Price Established Growth Division127

  Accumulation unit value:
    Beginning of period                                                    $21.74              $17.06             $20.15
    End of period                                                          $23.31              $21.74             $17.06
  Accumulation units outstanding
  at the end of period                                                       709                 -                   -

JNL/JPMorgan International Equity Division192

  Accumulation unit value:
    Beginning of period                                                    $10.72              $8.55               $8.08
    End of period                                                          $12.18              $10.72              $8.55
  Accumulation units outstanding
  at the end of period                                                       229                 -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/T. Rowe Price Mid-Cap Growth Division127

  Accumulation unit value:
    Beginning of period                                                    $26.27              $19.42             $24.07
    End of period                                                          $30.25              $26.27             $19.42
  Accumulation units outstanding
  at the end of period                                                      1,210                -                   -

JNL/Alliance Capital Growth Division192

  Accumulation unit value:
    Beginning of period                                                     $8.92              $7.35               $7.38
    End of period                                                           $9.25              $8.92               $7.35
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/JPMorgan International Value Division502

  Accumulation unit value:
    Beginning of period                                                     $8.54               N/A                 N/A
    End of period                                                           $9.74               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,859               N/A                 N/A

JNL/PIMCO Total Return Bond Division94

  Accumulation unit value:
    Beginning of period                                                    $12.76              $12.48             $11.94
    End of period                                                          $13.00              $12.76             $12.48
  Accumulation units outstanding
  at the end of period                                                      2,557               686                  -

JNL/Lazard Small Cap Value Division127

  Accumulation unit value:
    Beginning of period                                                    $12.10              $8.93              $10.99
    End of period                                                          $13.62              $12.10              $8.93
  Accumulation units outstanding
  at the end of period                                                      4,401                -                   -

JNL/Lazard Mid Cap Value Division94

  Accumulation unit value:
    Beginning of period                                                    $13.19              $10.48             $12.85
    End of period                                                          $16.05              $13.19             $10.48
  Accumulation units outstanding
  at the end of period                                                      3,568               632                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $11.86               N/A                 N/A
    End of period                                                          $12.18               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       169                N/A                 N/A

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division139

  Accumulation unit value:
    Beginning of period                                                     $7.23              $5.74               $6.55
    End of period                                                           $7.85              $7.23               $5.74
  Accumulation units outstanding
  at the end of period                                                      3,770                -                   -

JNL/MCM The DowSM 10 Division119

  Accumulation unit value:
    Beginning of period                                                     $9.06              $7.38               $9.05
    End of period                                                           $9.09              $9.06               $7.38
  Accumulation units outstanding
  at the end of period                                                     41,563               812                  -

JNL/MCM The S&P(R) 10 Division119

  Accumulation unit value:
    Beginning of period                                                     $8.21              $7.08               $9.60
    End of period                                                           $9.43              $8.21               $7.08
  Accumulation units outstanding
  at the end of period                                                     42,191               868                  -

JNL/MCM Global 15 Division119

  Accumulation unit value:
    Beginning of period                                                     $8.92              $6.87               $8.74
    End of period                                                          $11.15              $8.92               $6.87
  Accumulation units outstanding
  at the end of period                                                     35,409               760                  -

JNL/MCM 25 Division119

  Accumulation unit value:
    Beginning of period                                                     $9.53              $7.35               $9.44
    End of period                                                          $11.34              $9.53               $7.35
  Accumulation units outstanding
  at the end of period                                                     33,520               775                  -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Select Small-Cap Division119

  Accumulation unit value:
    Beginning of period                                                    $15.87              $10.99             $14.81
    End of period                                                          $17.44              $15.87             $10.99
  Accumulation units outstanding
  at the end of period                                                     21,708               425                  -

JNL/MCM Technology Sector Division706

  Accumulation unit value:
    Beginning of period                                                     $5.28               N/A                 N/A
    End of period                                                           $5.42               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       198                N/A                 N/A

JNL/MCM Healthcare Sector Division498

  Accumulation unit value:
    Beginning of period                                                    $10.24               N/A                 N/A
    End of period                                                          $10.20               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       31                 N/A                 N/A

JNL/MCM Financial Sector Division527

  Accumulation unit value:
    Beginning of period                                                    $10.98               N/A                 N/A
    End of period                                                          $11.48               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       126                N/A                 N/A

JNL/MCM Oil & Gas Sector Division498

  Accumulation unit value:
    Beginning of period                                                    $12.99               N/A                 N/A
    End of period                                                          $16.47               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       72                 N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division527

  Accumulation unit value:
    Beginning of period                                                     $4.16               N/A                 N/A
    End of period                                                           $4.31               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Putnam Midcap Growth Division185

  Accumulation unit value:
    Beginning of period                                                     $6.23              $4.79               $4.86
    End of period                                                           $7.22              $6.23               $4.79
  Accumulation units outstanding
  at the end of period                                                       69                  -                   -

JNL/FMR Balanced Division161

  Accumulation unit value:
    Beginning of period                                                     $9.09              $8.19               $8.33
    End of period                                                           $9.71              $9.09               $8.19
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/T. Rowe Price Value Division131

  Accumulation unit value:
    Beginning of period                                                    $11.19              $8.83              $10.51
    End of period                                                          $12.59              $11.19              $8.83
  Accumulation units outstanding
  at the end of period                                                       541                 -                   -

JNL/MCM S&P 500 Index Division139

  Accumulation unit value:
    Beginning of period                                                     $9.49              $7.61               $8.64
    End of period                                                          $10.19              $9.49               $7.61
  Accumulation units outstanding
  at the end of period                                                     11,189                -                   -

JNL/MCM S&P 400 MidCap Index Division139

  Accumulation unit value:
    Beginning of period                                                    $11.04              $8.41               $9.64
    End of period                                                          $12.47              $11.04              $8.41
  Accumulation units outstanding
  at the end of period                                                      8,990                -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Small Cap Index Division139

  Accumulation unit value:
    Beginning of period                                                    $11.15              $7.84               $9.46
    End of period                                                          $12.78              $11.15              $7.84
  Accumulation units outstanding
  at the end of period                                                     10,819                -                   -

JNL/MCM International Index Division139

  Accumulation unit value:
    Beginning of period                                                    $11.31              $8.44               $9.62
    End of period                                                          $13.18              $11.31              $8.44
  Accumulation units outstanding
  at the end of period                                                      8,315                -                   -

JNL/MCM Bond Index Division148

  Accumulation unit value:
    Beginning of period                                                    $10.65              $10.60             $10.13
    End of period                                                          $10.77              $10.65             $10.60
  Accumulation units outstanding
  at the end of period                                                      9,307                -                   -

JNL/Oppenheimer Global Growth Division143

  Accumulation unit value:
    Beginning of period                                                     $9.48              $6.91               $8.31
    End of period                                                          $10.91              $9.48               $6.91
  Accumulation units outstanding
  at the end of period                                                      4,849                -                   -

JNL/Oppenheimer Growth Division303

  Accumulation unit value:
    Beginning of period                                                     $7.76              $6.80                N/A
    End of period                                                           $7.90              $7.76                N/A
  Accumulation units outstanding
  at the end of period                                                       787                 -                  N/A

JNL/AIM Large Cap Growth Division161

  Accumulation unit value:
    Beginning of period                                                    $10.08              $7.94               $8.45
    End of period                                                          $10.82              $10.08              $7.94
  Accumulation units outstanding
  at the end of period                                                      2,594                -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Small Cap Growth Division213

  Accumulation unit value:
    Beginning of period                                                    $11.07              $8.19               $8.10
    End of period                                                          $11.54              $11.07              $8.19
  Accumulation units outstanding
  at the end of period                                                       887                 -                   -

JNL/AIM Premier Equity II Division166

  Accumulation unit value:
    Beginning of period                                                     $9.22              $7.71               $7.90
    End of period                                                           $8.99              $9.22               $7.71
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Select Value Division354

  Accumulation unit value:
    Beginning of period                                                    $14.34              $12.32               N/A
    End of period                                                          $16.06              $14.34               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/MCM Nasdaq 15 Division694

  Accumulation unit value:
    Beginning of period                                                    $10.24               N/A                 N/A
    End of period                                                          $10.81               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       589                N/A                 N/A

JNL/MCM Value Line 25 Division735

  Accumulation unit value:
    Beginning of period                                                    $11.43               N/A                 N/A
    End of period                                                          $11.40               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,010               N/A                 N/A

JNL/MCM VIP Division716

  Accumulation unit value:
    Beginning of period                                                    $10.77               N/A                 N/A
    End of period                                                          $11.05               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM JNL 5 Division703

  Accumulation unit value:
    Beginning of period                                                    $10.31               N/A                 N/A
    End of period                                                          $10.88               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     15,880               N/A                 N/A

JNL/S&P Managed Moderate Growth Division110

  Accumulation unit value:
    Beginning of period                                                    $10.99              $9.56              $10.37
    End of period                                                          $11.75              $10.99              $9.56
  Accumulation units outstanding
  at the end of period                                                     32,886                -                   -

JNL/S&P Managed Growth Division112

  Accumulation unit value:
    Beginning of period                                                    $11.07              $9.32              $10.67
    End of period                                                          $12.03              $11.07              $9.32
  Accumulation units outstanding
  at the end of period                                                     50,260              1,566                 -

JNL/S&P Managed Aggressive Growth Division116

  Accumulation unit value:
    Beginning of period                                                    $10.75              $8.69              $10.67
    End of period                                                          $11.81              $10.75              $8.69
  Accumulation units outstanding
  at the end of period                                                       109                 -                   -

JNL/S&P Very Aggressive Growth Division I131

  Accumulation unit value:
    Beginning of period                                                    $10.37              $8.14               $9.77
    End of period                                                          $10.53              $10.37              $8.14
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Equity Growth Division I123

  Accumulation unit value:
    Beginning of period                                                     $9.69              $7.66               $9.58
    End of period                                                           $9.79              $9.69               $7.66
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Equity Aggressive Growth Division I124

  Accumulation unit value:
    Beginning of period                                                     $9.90              $7.81               $9.70
    End of period                                                          $10.04              $9.90               $7.81
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Core Index 50 Division122

  Accumulation unit value:
    Beginning of period                                                     $9.78              $7.66               $9.65
    End of period                                                           $9.90              $9.78               $7.66
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Core Index 100 Division384

  Accumulation unit value:
    Beginning of period                                                    $10.08              $9.00                N/A
    End of period                                                          $10.19              $10.08               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division707

  Accumulation unit value:
    Beginning of period                                                    $10.18               N/A                 N/A
    End of period                                                          $10.29               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Managed Moderate Division716

  Accumulation unit value:
    Beginning of period                                                    $10.33               N/A                 N/A
    End of period                                                          $10.48               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,138               N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.46% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
5% ROLL-UP DEATH BENEFIT AND EARNINGSMAX AND PREMIUM CREDIT 4%
5% ROLL-UP DEATH BENEFIT AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND PREMIUM
  CREDIT 4%
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL
  BENEFIT AND PREMIUM CREDIT 4%
COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 4%
EARNINGSMAX AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 4% HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND NEW GUARANTEED MINIMUM WITHDRAWAL
  BENEFIT AND PREMIUM CREDIT 4%
GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH AND HIGHEST ANNIVERSARY VALUE
  DEATH BENEFIT AND PREMIUM CREDIT 4%
4% ROLL-UP DEATH BENEFIT AND PREMIUM CREDIT 4% AND THREE YEAR WITHDRAWAL CHARGE
  PERIOD
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND
  PREMIUM CREDIT 4%
GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH AND PREMIUM CREDIT 4% AND THREE
  YEAR WITHDRAWAL CHARGE PERIOD
GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH AND PREMIUM CREDIT 4%
4% ROLL-UP DEATH BENEFIT AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM
  CREDIT 4%
HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM CREDIT 4% AND THREE YEAR
  WITHDRAWAL CHARGE PERIOD

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division525

  Accumulation unit value:
    Beginning of period                                                    $16.98               N/A                 N/A
    End of period                                                          $18.97               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,227               N/A                 N/A

JNL/Select Global Growth Division665

  Accumulation unit value:
    Beginning of period                                                    $18.74               N/A                 N/A
    End of period                                                          $20.95               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,051               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alger Growth Division455

  Accumulation unit value:
    Beginning of period                                                    $15.44              $14.74               N/A
    End of period                                                          $15.82              $15.44               N/A
  Accumulation units outstanding
  at the end of period                                                      4,062                38                 N/A

JNL/Eagle Core Equity Division524

  Accumulation unit value:
    Beginning of period                                                    $15.48               N/A                 N/A
    End of period                                                          $15.74               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     11,998               N/A                 N/A

JNL/Eagle SmallCap Equity Division455

  Accumulation unit value:
    Beginning of period                                                    $15.46              $15.43               N/A
    End of period                                                          $17.93              $15.46               N/A
  Accumulation units outstanding
  at the end of period                                                       893                 36                 N/A

JNL/Select Balanced Division435

  Accumulation unit value:
    Beginning of period                                                    $19.22              $18.13               N/A
    End of period                                                          $20.79              $19.22               N/A
  Accumulation units outstanding
  at the end of period                                                      8,233               873                 N/A

JNL/Putnam Equity Division726

  Accumulation unit value:
    Beginning of period                                                    $18.07               N/A                 N/A
    End of period                                                          $18.23               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       412                N/A                 N/A

JNL/PPM America High Yield Bond Division429

  Accumulation unit value:
    Beginning of period                                                    $14.15              $13.63               N/A
    End of period                                                          $14.51              $14.15               N/A
  Accumulation units outstanding
  at the end of period                                                        -                2,532                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Money Market Division435

  Accumulation unit value:
    Beginning of period                                                    $11.23              $11.28               N/A
    End of period                                                          $11.05              $11.23               N/A
  Accumulation units outstanding
  at the end of period                                                     10,015               707                 N/A

JNL/Putnam Value Equity Division524

  Accumulation unit value:
    Beginning of period                                                    $17.19               N/A                 N/A
    End of period                                                          $17.90               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,792               N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division410

  Accumulation unit value:
    Beginning of period                                                    $16.12              $15.66               N/A
    End of period                                                          $16.82              $16.12               N/A
  Accumulation units outstanding
  at the end of period                                                      4,141               110                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division464

  Accumulation unit value:
    Beginning of period                                                    $13.89              $13.81               N/A
    End of period                                                          $14.07              $13.89               N/A
  Accumulation units outstanding
  at the end of period                                                      6,684               392                 N/A

JNL/T. Rowe Price Established Growth Division429

  Accumulation unit value:
    Beginning of period                                                    $21.72              $20.38               N/A
    End of period                                                          $23.28              $21.72               N/A
  Accumulation units outstanding
  at the end of period                                                     15,343              1,844                N/A

JNL/JPMorgan International Equity Division583

  Accumulation unit value:
    Beginning of period                                                    $10.30               N/A                 N/A
    End of period                                                          $12.17               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       491                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/T. Rowe Price Mid-Cap Growth Division429

  Accumulation unit value:
    Beginning of period                                                    $26.25              $24.64               N/A
    End of period                                                          $30.23              $26.25               N/A
  Accumulation units outstanding
  at the end of period                                                      8,272              1,530                N/A

JNL/Alliance Capital Growth Division584

  Accumulation unit value:
    Beginning of period                                                     $8.62               N/A                 N/A
    End of period                                                           $9.24               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       284                N/A                 N/A

JNL/JPMorgan International Value Division537

  Accumulation unit value:
    Beginning of period                                                     $8.32               N/A                 N/A
    End of period                                                           $9.73               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     29,549               N/A                 N/A

JNL/PIMCO Total Return Bond Division456

  Accumulation unit value:
    Beginning of period                                                    $12.75              $12.73               N/A
    End of period                                                          $12.99              $12.75               N/A
  Accumulation units outstanding
  at the end of period                                                     10,757              1,335                N/A

JNL/Lazard Small Cap Value Division429

  Accumulation unit value:
    Beginning of period                                                    $12.09              $11.13               N/A
    End of period                                                          $13.61              $12.09               N/A
  Accumulation units outstanding
  at the end of period                                                     30,915              3,104                N/A

JNL/Lazard Mid Cap Value Division521

  Accumulation unit value:
    Beginning of period                                                    $13.77               N/A                 N/A
    End of period                                                          $16.04               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     36,237               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $11.86               N/A                 N/A
    End of period                                                          $12.17               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     15,842               N/A                 N/A

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division455

  Accumulation unit value:
    Beginning of period                                                     $7.22              $6.81                N/A
    End of period                                                           $7.84              $7.22                N/A
  Accumulation units outstanding
  at the end of period                                                     25,971                74                 N/A

JNL/MCM The DowSM 10 Division410

  Accumulation unit value:
    Beginning of period                                                     $9.05              $8.09                N/A
    End of period                                                           $9.09              $9.05                N/A
  Accumulation units outstanding
  at the end of period                                                     133,984             12,044               N/A

JNL/MCM The S&P(R) 10 Division410

  Accumulation unit value:
    Beginning of period                                                     $8.21              $7.49                N/A
    End of period                                                           $9.43              $8.21                N/A
  Accumulation units outstanding
  at the end of period                                                     106,722             10,251               N/A

JNL/MCM Global 15 Division410

  Accumulation unit value:
    Beginning of period                                                     $8.92              $8.40                N/A
    End of period                                                          $11.15              $8.92                N/A
  Accumulation units outstanding
  at the end of period                                                     189,431             11,700               N/A

JNL/MCM 25 Division410

  Accumulation unit value:
    Beginning of period                                                     $9.53              $8.20                N/A
    End of period                                                          $11.33              $9.53                N/A
  Accumulation units outstanding
  at the end of period                                                     189,376             12,500               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Select Small-Cap Division410

  Accumulation unit value:
    Beginning of period                                                    $15.87              $14.27               N/A
    End of period                                                          $17.43              $15.87               N/A
  Accumulation units outstanding
  at the end of period                                                     57,345              6,890                N/A

JNL/MCM Technology Sector Division584

  Accumulation unit value:
    Beginning of period                                                     $5.06               N/A                 N/A
    End of period                                                           $5.42               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,075               N/A                 N/A

JNL/MCM Healthcare Sector Division537

  Accumulation unit value:
    Beginning of period                                                    $10.11               N/A                 N/A
    End of period                                                          $10.20               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     14,650               N/A                 N/A

JNL/MCM Financial Sector Division632

  Accumulation unit value:
    Beginning of period                                                    $10.28               N/A                 N/A
    End of period                                                          $11.47               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,269               N/A                 N/A

JNL/MCM Oil & Gas Sector Division603

  Accumulation unit value:
    Beginning of period                                                    $14.17               N/A                 N/A
    End of period                                                          $16.46               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     13,592               N/A                 N/A

JNL/MCM Consumer Brands Sector Division559

  Accumulation unit value:
    Beginning of period                                                     $9.72               N/A                 N/A
    End of period                                                          $10.30               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     12,013               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division626

  Accumulation unit value:
    Beginning of period                                                     $3.83               N/A                 N/A
    End of period                                                           $4.31               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     260,553              N/A                 N/A

JNL/Putnam Midcap Growth Division537

  Accumulation unit value:
    Beginning of period                                                     $6.30               N/A                 N/A
    End of period                                                           $7.21               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,302               N/A                 N/A

JNL/FMR Balanced Division449

  Accumulation unit value:
    Beginning of period                                                     $9.09              $8.82                N/A
    End of period                                                           $9.70              $9.09                N/A
  Accumulation units outstanding
  at the end of period                                                     25,631              3,592                N/A

JNL/T. Rowe Price Value Division455

  Accumulation unit value:
    Beginning of period                                                    $11.19              $10.46               N/A
    End of period                                                          $12.58              $11.19               N/A
  Accumulation units outstanding
  at the end of period                                                     33,840               967                 N/A

JNL/MCM S&P 500 Index Division435

  Accumulation unit value:
    Beginning of period                                                     $9.49              $8.89                N/A
    End of period                                                          $10.19              $9.49                N/A
  Accumulation units outstanding
  at the end of period                                                     113,504             6,053                N/A

JNL/MCM S&P 400 MidCap Index Division435

  Accumulation unit value:
    Beginning of period                                                    $11.03              $10.31               N/A
    End of period                                                          $12.47              $11.03               N/A
  Accumulation units outstanding
  at the end of period                                                     73,820              3,231                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Small Cap Index Division435

  Accumulation unit value:
    Beginning of period                                                    $11.15              $10.46               N/A
    End of period                                                          $12.78              $11.15               N/A
  Accumulation units outstanding
  at the end of period                                                     62,366              2,564                N/A

JNL/MCM International Index Division435

  Accumulation unit value:
    Beginning of period                                                    $11.30              $10.41               N/A
    End of period                                                          $13.18              $11.30               N/A
  Accumulation units outstanding
  at the end of period                                                     142,110             2,565                N/A

JNL/MCM Bond Index Division479

  Accumulation unit value:
    Beginning of period                                                    $10.65              $10.69               N/A
    End of period                                                          $10.77              $10.65               N/A
  Accumulation units outstanding
  at the end of period                                                     72,574              1,060                N/A

JNL/Oppenheimer Global Growth Division524

  Accumulation unit value:
    Beginning of period                                                     $9.80               N/A                 N/A
    End of period                                                          $10.90               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     35,849               N/A                 N/A

JNL/Oppenheimer Growth Division524

  Accumulation unit value:
    Beginning of period                                                     $7.92               N/A                 N/A
    End of period                                                           $7.89               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,004               N/A                 N/A

JNL/AIM Large Cap Growth Division456

  Accumulation unit value:
    Beginning of period                                                    $10.08              $9.70                N/A
    End of period                                                          $10.82              $10.08               N/A
  Accumulation units outstanding
  at the end of period                                                     11,842               701                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Small Cap Growth Division455

  Accumulation unit value:
    Beginning of period                                                    $11.06              $10.87               N/A
    End of period                                                          $11.53              $11.06               N/A
  Accumulation units outstanding
  at the end of period                                                     30,158                52                 N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division455

  Accumulation unit value:
    Beginning of period                                                    $14.34              $13.47               N/A
    End of period                                                          $16.06              $14.34               N/A
  Accumulation units outstanding
  at the end of period                                                      4,030                62                 N/A

JNL/MCM Nasdaq 15 Division679

  Accumulation unit value:
    Beginning of period                                                     $9.84               N/A                 N/A
    End of period                                                          $10.81               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,586               N/A                 N/A

JNL/MCM Value Line 25 Division679

  Accumulation unit value:
    Beginning of period                                                     $9.77               N/A                 N/A
    End of period                                                          $11.40               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     25,408               N/A                 N/A

JNL/MCM VIP Division679

  Accumulation unit value:
    Beginning of period                                                     $9.88               N/A                 N/A
    End of period                                                          $11.05               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       832                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM JNL 5 Division686

  Accumulation unit value:
    Beginning of period                                                     $9.72               N/A                 N/A
    End of period                                                          $10.88               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     216,547              N/A                 N/A

JNL/S&P Managed Moderate Growth Division445

  Accumulation unit value:
    Beginning of period                                                    $10.98              $10.56               N/A
    End of period                                                          $11.74              $10.98               N/A
  Accumulation units outstanding
  at the end of period                                                     92,410              31,803               N/A

JNL/S&P Managed Growth Division429

  Accumulation unit value:
    Beginning of period                                                    $11.06              $10.50               N/A
    End of period                                                          $12.02              $11.06               N/A
  Accumulation units outstanding
  at the end of period                                                     155,301             78,261               N/A

JNL/S&P Managed Aggressive Growth Division528

  Accumulation unit value:
    Beginning of period                                                    $11.09               N/A                 N/A
    End of period                                                          $11.81               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     123,534              N/A                 N/A

JNL/S&P Very Aggressive Growth Division I470

  Accumulation unit value:
    Beginning of period                                                    $10.36              $10.00               N/A
    End of period                                                          $10.52              $10.36               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 240                 N/A

JNL/S&P Equity Growth Division I598

  Accumulation unit value:
    Beginning of period                                                     $9.72               N/A                 N/A
    End of period                                                           $9.79               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Equity Aggressive Growth Division I470

  Accumulation unit value:
    Beginning of period                                                     $9.90              $9.55                N/A
    End of period                                                          $10.04              $9.90                N/A
  Accumulation units outstanding
  at the end of period                                                        -                 252                 N/A

JNL/S&P Core Index 50 Division606

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A                 N/A
    End of period                                                           $9.90               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division498

  Accumulation unit value:
    Beginning of period                                                    $10.22               N/A                 N/A
    End of period                                                          $10.08               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Managed Conservative Division693

  Accumulation unit value:
    Beginning of period                                                    $10.01               N/A                 N/A
    End of period                                                          $10.29               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     13,816               N/A                 N/A

JNL/S&P Managed Moderate Division683

  Accumulation unit value:
    Beginning of period                                                     $9.88               N/A                 N/A
    End of period                                                          $10.48               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     48,274               N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.47% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
5% ROLL-UP DEATH BENEFIT AND PREMIUM CREDIT 3% AND THREE YEAR WITHDRAWAL CHARGE
  PERIOD
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND
  HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM CREDIT 3%
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 3%
5% ROLL-UP DEATH BENEFIT AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM
  CREDIT 3%
GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 3% AND THREE YEAR
  WITHDRAWAL CHARGE PERIOD
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT
  RELAUNCH AND PREMIUM CREDIT 3%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division689

  Accumulation unit value:
    Beginning of period                                                    $14.27               N/A                 N/A
    End of period                                                          $15.81               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,048               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division689

  Accumulation unit value:
    Beginning of period                                                    $14.12               N/A                 N/A
    End of period                                                          $15.73               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,900               N/A                 N/A

JNL/Eagle SmallCap Equity Division483

  Accumulation unit value:
    Beginning of period                                                    $15.45              $15.35               N/A
    End of period                                                          $17.91              $15.45               N/A
  Accumulation units outstanding
  at the end of period                                                       154                168                 N/A

JNL/Select Balanced Division540

  Accumulation unit value:
    Beginning of period                                                    $19.49               N/A                 N/A
    End of period                                                          $20.78               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       313                N/A                 N/A

JNL/Putnam Equity Division625

  Accumulation unit value:
    Beginning of period                                                    $16.03               N/A                 N/A
    End of period                                                          $18.21               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/PPM America High Yield Bond Division483

  Accumulation unit value:
    Beginning of period                                                    $14.13              $14.11               N/A
    End of period                                                          $14.50              $14.13               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 913                 N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division689

  Accumulation unit value:
    Beginning of period                                                    $16.51               N/A                 N/A
    End of period                                                          $16.80               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,083               N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division560

  Accumulation unit value:
    Beginning of period                                                    $13.78               N/A                 N/A
    End of period                                                          $14.06               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,253               N/A                 N/A

JNL/T. Rowe Price Established Growth Division483

  Accumulation unit value:
    Beginning of period                                                    $21.70              $21.42               N/A
    End of period                                                          $23.26              $21.70               N/A
  Accumulation units outstanding
  at the end of period                                                      2,390               120                 N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division483

  Accumulation unit value:
    Beginning of period                                                    $26.22              $26.06               N/A
    End of period                                                          $30.20              $26.22               N/A
  Accumulation units outstanding
  at the end of period                                                       779                 99                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division625

  Accumulation unit value:
    Beginning of period                                                     $8.13               N/A                 N/A
    End of period                                                           $9.73               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/PIMCO Total Return Bond Division483

  Accumulation unit value:
    Beginning of period                                                    $12.74              $12.77               N/A
    End of period                                                          $12.98              $12.74               N/A
  Accumulation units outstanding
  at the end of period                                                      4,181               605                 N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $11.85               N/A                 N/A
    End of period                                                          $12.16               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,019               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division502

  Accumulation unit value:
    Beginning of period                                                     $7.48               N/A                 N/A
    End of period                                                           $7.84               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     14,262               N/A                 N/A

JNL/MCM The DowSM 10 Division483

  Accumulation unit value:
    Beginning of period                                                     $9.05              $8.92                N/A
    End of period                                                           $9.08              $9.05                N/A
  Accumulation units outstanding
  at the end of period                                                      5,156              2,214                N/A

JNL/MCM The S&P(R) 10 Division483

  Accumulation unit value:
    Beginning of period                                                     $8.21              $8.17                N/A
    End of period                                                           $9.42              $8.21                N/A
  Accumulation units outstanding
  at the end of period                                                      4,914              2,064                N/A

JNL/MCM Global 15 Division483

  Accumulation unit value:
    Beginning of period                                                     $8.91              $8.78                N/A
    End of period                                                          $11.14              $8.91                N/A
  Accumulation units outstanding
  at the end of period                                                      4,950              2,400                N/A

JNL/MCM 25 Division483

  Accumulation unit value:
    Beginning of period                                                     $9.52              $9.53                N/A
    End of period                                                          $11.33              $9.52                N/A
  Accumulation units outstanding
  at the end of period                                                      4,406              1,821                N/A

JNL/MCM Select Small-Cap Division483

  Accumulation unit value:
    Beginning of period                                                    $15.86              $16.10               N/A
    End of period                                                          $17.42              $15.86               N/A
  Accumulation units outstanding
  at the end of period                                                      2,683               995                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division625

  Accumulation unit value:
    Beginning of period                                                     $4.78               N/A                 N/A
    End of period                                                           $5.41               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division625

  Accumulation unit value:
    Beginning of period                                                     $3.80               N/A                 N/A
    End of period                                                           $4.30               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division483

  Accumulation unit value:
    Beginning of period                                                     $6.23              $6.17                N/A
    End of period                                                           $7.21              $6.23                N/A
  Accumulation units outstanding
  at the end of period                                                       377                418                 N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Value Division483

  Accumulation unit value:
    Beginning of period                                                    $11.19              $11.02               N/A
    End of period                                                          $12.58              $11.19               N/A
  Accumulation units outstanding
  at the end of period                                                      4,243               234                 N/A

JNL/MCM S&P 500 Index Division689

  Accumulation unit value:
    Beginning of period                                                     $9.23               N/A                 N/A
    End of period                                                          $10.18               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,952               N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division703

  Accumulation unit value:
    Beginning of period                                                    $11.82               N/A                 N/A
    End of period                                                          $12.46               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       693                N/A                 N/A

JNL/MCM Small Cap Index Division703

  Accumulation unit value:
    Beginning of period                                                    $12.11               N/A                 N/A
    End of period                                                          $12.77               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       888                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division483

  Accumulation unit value:
    Beginning of period                                                    $11.30              $11.07               N/A
    End of period                                                          $13.18              $11.30               N/A
  Accumulation units outstanding
  at the end of period                                                      1,829               233                 N/A

JNL/MCM Bond Index Division689

  Accumulation unit value:
    Beginning of period                                                    $10.82               N/A                 N/A
    End of period                                                          $10.77               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,082               N/A                 N/A

JNL/Oppenheimer Global Growth Division689

  Accumulation unit value:
    Beginning of period                                                     $9.55               N/A                 N/A
    End of period                                                          $10.90               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       782                N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division560

  Accumulation unit value:
    Beginning of period                                                    $10.42               N/A                 N/A
    End of period                                                          $10.81               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,554               N/A                 N/A

JNL/AIM Small Cap Growth Division483

  Accumulation unit value:
    Beginning of period                                                    $11.06              $10.97               N/A
    End of period                                                          $11.53              $11.06               N/A
  Accumulation units outstanding
  at the end of period                                                       613                235                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division483

  Accumulation unit value:
    Beginning of period                                                    $14.34              $14.14               N/A
    End of period                                                          $16.05              $14.34               N/A
  Accumulation units outstanding
  at the end of period                                                      1,285               364                 N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division540

  Accumulation unit value:
    Beginning of period                                                    $10.99               N/A                 N/A
    End of period                                                          $11.73               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     45,906               N/A                 N/A

JNL/S&P Managed Growth Division512

  Accumulation unit value:
    Beginning of period                                                    $11.27               N/A                 N/A
    End of period                                                          $12.01               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     17,535               N/A                 N/A

JNL/S&P Managed Aggressive Growth Division674

  Accumulation unit value:
    Beginning of period                                                    $10.87               N/A                 N/A
    End of period                                                          $11.80               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       601                N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I618

  Accumulation unit value:
    Beginning of period                                                     $9.64               N/A                 N/A
    End of period                                                           $9.78               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.495% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
20% ADDITIONAL FREE WITHDRAWAL AND COMBINATION 5% ROLL-UP AND HIGHEST
  ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM CREDIT 2%
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND FIVE YEAR
  WITHDRAWAL CHARGE PERIOD AND PREMIUM CREDIT 2%
20% ADDITIONAL FREE WITHDRAWAL AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND
  HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM CREDIT 2%
20% ADDITIONAL FREE WITHDRAWAL AND 4% ROLL-UP DEATH BENEFIT AND GUARANTEED
  MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 2%
20% ADDITIONAL FREE WITHDRAWAL AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND
  GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 2%
5% ROLL-UP DEATH BENEFIT AND NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND
  PREMIUM CREDIT 2%
20% ADDITIONAL FREE WITHDRAWAL AND EARNINGSMAX AND HIGHEST ANNIVERSARY VALUE
  DEATH BENEFIT AND PREMIUM CREDIT 2%
20% ADDITIONAL FREE WITHDRAWAL AND EARNINGSMAX AND GUARANTEED MINIMUM WITHDRAWAL
  BENEFIT AND PREMIUM CREDIT 2%
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  EARNINGSMAX AND PREMIUM CREDIT 2%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division734

  Accumulation unit value:
    Beginning of period                                                    $23.55               N/A                 N/A
    End of period                                                          $23.50               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       652                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division597

  Accumulation unit value:
    Beginning of period                                                    $19.07               N/A                 N/A
    End of period                                                          $20.88               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       78                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alger Growth Division710

  Accumulation unit value:
    Beginning of period                                                    $15.11               N/A                 N/A
    End of period                                                          $15.78               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       675                N/A                 N/A

JNL/Eagle Core Equity Division597

  Accumulation unit value:
    Beginning of period                                                    $14.89               N/A                 N/A
    End of period                                                          $15.69               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       100                N/A                 N/A

JNL/Eagle SmallCap Equity Division311

  Accumulation unit value:
    Beginning of period                                                    $15.43              $11.00               N/A
    End of period                                                          $17.87              $15.43               N/A
  Accumulation units outstanding
  at the end of period                                                      2,526              1,170                N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Money Market Division605

  Accumulation unit value:
    Beginning of period                                                    $11.09               N/A                 N/A
    End of period                                                          $11.01               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division552

  Accumulation unit value:
    Beginning of period                                                    $16.14               N/A                 N/A
    End of period                                                          $16.76               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Established Growth Division552

  Accumulation unit value:
    Beginning of period                                                    $22.33               N/A                 N/A
    End of period                                                          $23.21               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,854               N/A                 N/A

JNL/JPMorgan International Equity Division311

  Accumulation unit value:
    Beginning of period                                                    $10.69              $8.32                N/A
    End of period                                                          $12.13              $10.69               N/A
  Accumulation units outstanding
  at the end of period                                                        -                1,766                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/T. Rowe Price Mid-Cap Growth Division552

  Accumulation unit value:
    Beginning of period                                                    $27.48               N/A                 N/A
    End of period                                                          $30.12               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,289               N/A                 N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division311

  Accumulation unit value:
    Beginning of period                                                     $8.13              $5.85                N/A
    End of period                                                           $9.71              $8.13                N/A
  Accumulation units outstanding
  at the end of period                                                      8,486              2,363                N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Small Cap Value Division620

  Accumulation unit value:
    Beginning of period                                                    $12.06               N/A                 N/A
    End of period                                                          $13.58               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,137               N/A                 N/A

JNL/Lazard Mid Cap Value Division311

  Accumulation unit value:
    Beginning of period                                                    $13.15              $10.29               N/A
    End of period                                                          $16.00              $13.15               N/A
  Accumulation units outstanding
  at the end of period                                                       667               1,413                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Salomon Brothers High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division610

  Accumulation unit value:
    Beginning of period                                                     $8.55               N/A                 N/A
    End of period                                                           $9.07               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,911               N/A                 N/A

JNL/MCM The S&P(R) 10 Division610

  Accumulation unit value:
    Beginning of period                                                     $8.18               N/A                 N/A
    End of period                                                           $9.41               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,897               N/A                 N/A

JNL/MCM Global 15 Division610

  Accumulation unit value:
    Beginning of period                                                     $9.31               N/A                 N/A
    End of period                                                          $11.13               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      8,175               N/A                 N/A

JNL/MCM 25 Division311

  Accumulation unit value:
    Beginning of period                                                     $9.51              $6.90                N/A
    End of period                                                          $11.31              $9.51                N/A
  Accumulation units outstanding
  at the end of period                                                      3,594              2,089                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Select Small-Cap Division610

  Accumulation unit value:
    Beginning of period                                                    $15.48               N/A                 N/A
    End of period                                                          $17.40               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,714               N/A                 N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division552

  Accumulation unit value:
    Beginning of period                                                    $10.35               N/A                 N/A
    End of period                                                          $10.18               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,511               N/A                 N/A

JNL/MCM Financial Sector Division552

  Accumulation unit value:
    Beginning of period                                                    $10.80               N/A                 N/A
    End of period                                                          $11.45               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,370               N/A                 N/A

JNL/MCM Oil & Gas Sector Division552

  Accumulation unit value:
    Beginning of period                                                    $13.30               N/A                 N/A
    End of period                                                          $16.43               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,792               N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Value Division311

  Accumulation unit value:
    Beginning of period                                                    $11.18              $8.58                N/A
    End of period                                                          $12.56              $11.18               N/A
  Accumulation units outstanding
  at the end of period                                                      3,578              1,704                N/A

JNL/MCM S&P 500 Index Division311

  Accumulation unit value:
    Beginning of period                                                     $9.48              $7.69                N/A
    End of period                                                          $10.18              $9.48                N/A
  Accumulation units outstanding
  at the end of period                                                      5,149              1,976                N/A

JNL/MCM S&P 400 MidCap Index Division311

  Accumulation unit value:
    Beginning of period                                                    $11.03              $8.21                N/A
    End of period                                                          $12.45              $11.03               N/A
  Accumulation units outstanding
  at the end of period                                                      4,099              1,704                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Small Cap Index Division610

  Accumulation unit value:
    Beginning of period                                                    $11.52               N/A                 N/A
    End of period                                                          $12.76               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,538               N/A                 N/A

JNL/MCM International Index Division627

  Accumulation unit value:
    Beginning of period                                                    $11.12               N/A                 N/A
    End of period                                                          $13.17               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,490               N/A                 N/A

JNL/MCM Bond Index Division627

  Accumulation unit value:
    Beginning of period                                                    $10.51               N/A                 N/A
    End of period                                                          $10.76               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,801               N/A                 N/A

JNL/Oppenheimer Global Growth Division552

  Accumulation unit value:
    Beginning of period                                                    $10.04               N/A                 N/A
    End of period                                                          $10.89               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,304               N/A                 N/A

JNL/Oppenheimer Growth Division311

  Accumulation unit value:
    Beginning of period                                                     $7.75              $6.92                N/A
    End of period                                                           $7.88              $7.75                N/A
  Accumulation units outstanding
  at the end of period                                                       121               2,277                N/A

JNL/AIM Large Cap Growth Division311

  Accumulation unit value:
    Beginning of period                                                    $10.07              $8.26                N/A
    End of period                                                          $10.80              $10.07               N/A
  Accumulation units outstanding
  at the end of period                                                       143               1,816                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division620

  Accumulation unit value:
    Beginning of period                                                    $14.50               N/A                 N/A
    End of period                                                          $16.04               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Growth Division487

  Accumulation unit value:
    Beginning of period                                                    $10.94               N/A                 N/A
    End of period                                                          $11.71               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,577               N/A                 N/A

JNL/S&P Managed Growth Division668

  Accumulation unit value:
    Beginning of period                                                    $10.97               N/A                 N/A
    End of period                                                          $11.99               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,537               N/A                 N/A

JNL/S&P Managed Aggressive Growth Division674

  Accumulation unit value:
    Beginning of period                                                    $10.85               N/A                 N/A
    End of period                                                          $11.78               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,446               N/A                 N/A

JNL/S&P Very Aggressive Growth Division I610

  Accumulation unit value:
    Beginning of period                                                    $10.57               N/A                 N/A
    End of period                                                          $10.50               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Equity Growth Division I597

  Accumulation unit value:
    Beginning of period                                                     $9.82               N/A                 N/A
    End of period                                                           $9.77               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division610

  Accumulation unit value:
    Beginning of period                                                    $10.14               N/A                 N/A
    End of period                                                          $10.17               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.50% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND THREE YEAR WITHDRAWAL CHARGE PERIOD COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  EARNINGSMAX AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT
20% ADDITIONAL FREE WITHDRAWAL AND COMBINATION 5% ROLL-UP AND HIGHEST
  ANNIVERSARY VALUE DEATH BENEFIT AND NEW GUARANTEED MINIMUM WITHDRAWAL
  BENEFIT
20% ADDITIONAL FREE WITHDRAWAL AND FIVE YEAR WITHDRAWAL CHARGE PERIOD
  AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND FIVE YEAR
  WITHDRAWAL CHARGE PERIOD AND NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT
5% ROLL-UP DEATH BENEFIT AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND THREE
  YEAR WITHDRAWAL CHARGE PERIOD
20% ADDITIONAL FREE WITHDRAWAL AND 5% ROLL-UP DEATH BENEFIT AND GUARANTEED
  MINIMUM WITHDRAWAL BENEFIT RELAUNCH
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  EARNINGSMAX AND NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT
EARNINGSMAX AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND HIGHEST ANNIVERSARY VALUE
  DEATH BENEFIT AND NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT
20% ADDITIONAL FREE WITHDRAWAL AND EARNINGSMAX AND HIGHEST ANNIVERSARY VALUE
  DEATH BENEFIT AND NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division644

  Accumulation unit value:
    Beginning of period                                                    $20.43               N/A                 N/A
    End of period                                                          $23.49               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       138                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alger Growth Division541

  Accumulation unit value:
    Beginning of period                                                    $15.00               N/A                 N/A
    End of period                                                          $15.77               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       86                 N/A                 N/A

JNL/Eagle Core Equity Division461

  Accumulation unit value:
    Beginning of period                                                    $15.13              $14.38               N/A
    End of period                                                          $15.69              $15.13               N/A
  Accumulation units outstanding
  at the end of period                                                      3,120              2,695                N/A

JNL/Eagle SmallCap Equity Division541

  Accumulation unit value:
    Beginning of period                                                    $15.52               N/A                 N/A
    End of period                                                          $17.87               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       164                N/A                 N/A

JNL/Select Balanced Division583

  Accumulation unit value:
    Beginning of period                                                    $18.86               N/A                 N/A
    End of period                                                          $20.71               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       242                N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division462

  Accumulation unit value:
    Beginning of period                                                    $14.10              $13.82               N/A
    End of period                                                          $14.46              $14.10               N/A
  Accumulation units outstanding
  at the end of period                                                        -                1,674                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Money Market Division583

  Accumulation unit value:
    Beginning of period                                                    $11.11               N/A                 N/A
    End of period                                                          $11.00               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,053               N/A                 N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division462

  Accumulation unit value:
    Beginning of period                                                    $16.07              $15.88               N/A
    End of period                                                          $16.76              $16.07               N/A
  Accumulation units outstanding
  at the end of period                                                      2,726              1,455                N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division466

  Accumulation unit value:
    Beginning of period                                                    $13.84              $13.74               N/A
    End of period                                                          $14.02              $13.84               N/A
  Accumulation units outstanding
  at the end of period                                                      1,982              1,462                N/A

JNL/T. Rowe Price Established Growth Division462

  Accumulation unit value:
    Beginning of period                                                    $21.64              $20.49               N/A
    End of period                                                          $23.19              $21.64               N/A
  Accumulation units outstanding
  at the end of period                                                      1,135               897                 N/A

JNL/JPMorgan International Equity Division462

  Accumulation unit value:
    Beginning of period                                                    $10.69              $9.87                N/A
    End of period                                                          $12.13              $10.69               N/A
  Accumulation units outstanding
  at the end of period                                                      3,440              3,403                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/T. Rowe Price Mid-Cap Growth Division462

  Accumulation unit value:
    Beginning of period                                                    $26.16              $25.47               N/A
    End of period                                                          $30.11              $26.16               N/A
  Accumulation units outstanding
  at the end of period                                                       729                567                 N/A

JNL/Alliance Capital Growth Division461

  Accumulation unit value:
    Beginning of period                                                     $8.88              $8.61                N/A
    End of period                                                           $9.21              $8.88                N/A
  Accumulation units outstanding
  at the end of period                                                      2,580              2,323                N/A

JNL/JPMorgan International Value Division489

  Accumulation unit value:
    Beginning of period                                                     $8.36               N/A                 N/A
    End of period                                                           $9.71               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,654               N/A                 N/A

JNL/PIMCO Total Return Bond Division462

  Accumulation unit value:
    Beginning of period                                                    $12.72              $12.68               N/A
    End of period                                                          $12.96              $12.72               N/A
  Accumulation units outstanding
  at the end of period                                                      4,929              1,821                N/A

JNL/Lazard Small Cap Value Division417

  Accumulation unit value:
    Beginning of period                                                    $12.06              $10.91               N/A
    End of period                                                          $13.57              $12.06               N/A
  Accumulation units outstanding
  at the end of period                                                      3,479              1,998                N/A

JNL/Lazard Mid Cap Value Division462

  Accumulation unit value:
    Beginning of period                                                    $13.15              $12.72               N/A
    End of period                                                          $15.99              $13.15               N/A
  Accumulation units outstanding
  at the end of period                                                      3,814              1,144                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $11.83               N/A                 N/A
    End of period                                                          $12.14               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,201               N/A                 N/A

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division461

  Accumulation unit value:
    Beginning of period                                                     $7.21              $6.81                N/A
    End of period                                                           $7.82              $7.21                N/A
  Accumulation units outstanding
  at the end of period                                                      2,131              2,203                N/A

JNL/MCM The DowSM 10 Division417

  Accumulation unit value:
    Beginning of period                                                     $9.04              $7.99                N/A
    End of period                                                           $9.07              $9.04                N/A
  Accumulation units outstanding
  at the end of period                                                     31,075              8,565                N/A

JNL/MCM The S&P(R) 10 Division455

  Accumulation unit value:
    Beginning of period                                                     $8.20              $7.61                N/A
    End of period                                                           $9.41              $8.20                N/A
  Accumulation units outstanding
  at the end of period                                                     26,212              8,890                N/A

JNL/MCM Global 15 Division417

  Accumulation unit value:
    Beginning of period                                                     $8.90              $8.49                N/A
    End of period                                                          $11.12              $8.90                N/A
  Accumulation units outstanding
  at the end of period                                                     21,014              8,263                N/A

JNL/MCM 25 Division455

  Accumulation unit value:
    Beginning of period                                                     $9.51              $8.57                N/A
    End of period                                                          $11.31              $9.51                N/A
  Accumulation units outstanding
  at the end of period                                                     19,149              7,760                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Select Small-Cap Division417

  Accumulation unit value:
    Beginning of period                                                    $15.84              $14.25               N/A
    End of period                                                          $17.39              $15.84               N/A
  Accumulation units outstanding
  at the end of period                                                     10,521              4,506                N/A

JNL/MCM Technology Sector Division541

  Accumulation unit value:
    Beginning of period                                                     $5.08               N/A                 N/A
    End of period                                                           $5.40               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       593                N/A                 N/A

JNL/MCM Healthcare Sector Division541

  Accumulation unit value:
    Beginning of period                                                     $9.83               N/A                 N/A
    End of period                                                          $10.17               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       247                N/A                 N/A

JNL/MCM Financial Sector Division541

  Accumulation unit value:
    Beginning of period                                                    $10.62               N/A                 N/A
    End of period                                                          $11.45               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       124                N/A                 N/A

JNL/MCM Oil & Gas Sector Division600

  Accumulation unit value:
    Beginning of period                                                    $14.04               N/A                 N/A
    End of period                                                          $16.42               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       798                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division541

  Accumulation unit value:
    Beginning of period                                                     $9.05               N/A                 N/A
    End of period                                                           $9.69               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       147                N/A                 N/A

JNL/T. Rowe Price Value Division462

  Accumulation unit value:
    Beginning of period                                                    $11.17              $10.45               N/A
    End of period                                                          $12.56              $11.17               N/A
  Accumulation units outstanding
  at the end of period                                                      3,300              1,771                N/A

JNL/MCM S&P 500 Index Division545

  Accumulation unit value:
    Beginning of period                                                     $9.40               N/A                 N/A
    End of period                                                          $10.17               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,757               N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division545

  Accumulation unit value:
    Beginning of period                                                    $11.23               N/A                 N/A
    End of period                                                          $12.45               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       791                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Small Cap Index Division545

  Accumulation unit value:
    Beginning of period                                                    $11.41               N/A                 N/A
    End of period                                                          $12.76               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,503               N/A                 N/A

JNL/MCM International Index Division541

  Accumulation unit value:
    Beginning of period                                                    $11.34               N/A                 N/A
    End of period                                                          $13.16               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       721                N/A                 N/A

JNL/MCM Bond Index Division581

  Accumulation unit value:
    Beginning of period                                                    $10.42               N/A                 N/A
    End of period                                                          $10.76               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       189                N/A                 N/A

JNL/Oppenheimer Global Growth Division461

  Accumulation unit value:
    Beginning of period                                                     $9.47              $8.79                N/A
    End of period                                                          $10.89              $9.47                N/A
  Accumulation units outstanding
  at the end of period                                                      2,380              1,707                N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division461

  Accumulation unit value:
    Beginning of period                                                    $10.07              $9.89                N/A
    End of period                                                          $10.80              $10.07               N/A
  Accumulation units outstanding
  at the end of period                                                      1,161              1,011                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Small Cap Growth Division461

  Accumulation unit value:
    Beginning of period                                                    $11.05              $10.92               N/A
    End of period                                                          $11.52              $11.05               N/A
  Accumulation units outstanding
  at the end of period                                                      2,501              1,983                N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division599

  Accumulation unit value:
    Beginning of period                                                    $14.70               N/A                 N/A
    End of period                                                          $16.04               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Growth Division417

  Accumulation unit value:
    Beginning of period                                                    $10.95              $10.32               N/A
    End of period                                                          $11.71              $10.95               N/A
  Accumulation units outstanding
  at the end of period                                                     13,314              5,459                N/A

JNL/S&P Managed Growth Division448

  Accumulation unit value:
    Beginning of period                                                    $11.03              $10.58               N/A
    End of period                                                          $11.99              $11.03               N/A
  Accumulation units outstanding
  at the end of period                                                     20,790              10,161               N/A

JNL/S&P Managed Aggressive Growth Division475

  Accumulation unit value:
    Beginning of period                                                    $10.72              $10.37               N/A
    End of period                                                          $11.77              $10.72               N/A
  Accumulation units outstanding
  at the end of period                                                     19,920              2,553                N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I417

  Accumulation unit value:
    Beginning of period                                                     $9.66              $8.80                N/A
    End of period                                                           $9.76              $9.66                N/A
  Accumulation units outstanding
  at the end of period                                                        -                 363                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Equity Aggressive Growth Division I585

  Accumulation unit value:
    Beginning of period                                                     $9.73               N/A                 N/A
    End of period                                                          $10.01               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division583

  Accumulation unit value:
    Beginning of period                                                     $9.83               N/A                 N/A
    End of period                                                          $10.17               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.505% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
20% ADDITIONAL FREE WITHDRAWAL AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND
  HIGHEST ANNIVERSARY VALUE DEATH BENEFIT
AND PREMIUM CREDIT 2%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division686

  Accumulation unit value:
    Beginning of period                                                     $8.26               N/A                 N/A
    End of period                                                           $9.06               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,637               N/A                 N/A

JNL/MCM The S&P(R) 10 Division686

  Accumulation unit value:
    Beginning of period                                                     $8.37               N/A                 N/A
    End of period                                                           $9.40               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,615               N/A                 N/A

JNL/MCM Global 15 Division686

  Accumulation unit value:
    Beginning of period                                                     $9.97               N/A                 N/A
    End of period                                                          $11.12               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,356               N/A                 N/A

JNL/MCM 25 Division686

  Accumulation unit value:
    Beginning of period                                                    $10.21               N/A                 N/A
    End of period                                                          $11.30               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,324               N/A                 N/A

JNL/MCM Select Small-Cap Division686

  Accumulation unit value:
    Beginning of period                                                    $14.77               N/A                 N/A
    End of period                                                          $17.39               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       916                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A



ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.51% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM CREDIT 4% AND THREE YEAR
  WITHDRAWAL CHARGE PERIOD
GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 4% AND THREE YEAR
  WITHDRAWAL CHARGE PERIOD
EARNINGSMAX AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND MAXIMUM ANNIVERSARY
  VALUE DEATH BENEFIT AND PREMIUM CREDIT 4%
5% ROLL-UP DEATH BENEFIT AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM
  CREDIT 4%
COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND FIVE YEAR
  WITHDRAWAL CHARGE PERIOD AND PREMIUM CREDIT 4%
COMPOUNDING DEATH BENEFIT AND EARNINGSMAX AND GUARANTEED MINIMUM WITHDRAWAL
  BENEFIT AND PREMIUM CREDIT 4%
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT
  RELAUNCH AND PREMIUM CREDIT 4%
COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND EARNINGSMAX AND PREMIUM CREDIT 4%
$1 MILLION PREMIUM ADMINISTRATIVE FEE WAIVER AND COMBINATION 5% ROLL-UP AND
  HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND EARNINGSMAX AND PREMIUM CREDIT 4% EARNINGSMAX AND NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 4% FIVE YEAR WITHDRAWAL CHARGE PERIOD AND NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT
  AND PREMIUM CREDIT 4%
4% ROLL-UP DEATH BENEFIT AND NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND
  PREMIUM CREDIT 4%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division412

  Accumulation unit value:
    Beginning of period                                                    $21.55              $19.98               N/A
    End of period                                                          $23.47              $21.55               N/A
  Accumulation units outstanding
  at the end of period                                                       817                306                 N/A

JNL/FMR Capital Growth Division412

  Accumulation unit value:
    Beginning of period                                                    $16.40              $15.34               N/A
    End of period                                                          $18.88              $16.40               N/A
  Accumulation units outstanding
  at the end of period                                                       709                399                 N/A

JNL/Select Global Growth Division676

  Accumulation unit value:
    Beginning of period                                                    $19.03               N/A                 N/A
    End of period                                                          $20.85               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,145               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alger Growth Division406

  Accumulation unit value:
    Beginning of period                                                    $15.38              $14.31               N/A
    End of period                                                          $15.75              $15.38               N/A
  Accumulation units outstanding
  at the end of period                                                      6,325              10,011               N/A

JNL/Eagle Core Equity Division412

  Accumulation unit value:
    Beginning of period                                                    $15.12              $14.13               N/A
    End of period                                                          $15.68              $15.12               N/A
  Accumulation units outstanding
  at the end of period                                                      1,887               914                 N/A

JNL/Eagle SmallCap Equity Division284

  Accumulation unit value:
    Beginning of period                                                    $15.41              $9.79                N/A
    End of period                                                          $17.85              $15.41               N/A
  Accumulation units outstanding
  at the end of period                                                      7,016              2,632                N/A

JNL/Select Balanced Division409

  Accumulation unit value:
    Beginning of period                                                    $19.14              $17.78               N/A
    End of period                                                          $20.69              $19.14               N/A
  Accumulation units outstanding
  at the end of period                                                     22,356              13,947               N/A

JNL/Putnam Equity Division436

  Accumulation unit value:
    Beginning of period                                                    $16.46              $15.63               N/A
    End of period                                                          $18.15              $16.46               N/A
  Accumulation units outstanding
  at the end of period                                                       437                199                 N/A

JNL/PPM America High Yield Bond Division378

  Accumulation unit value:
    Beginning of period                                                    $14.08              $13.21               N/A
    End of period                                                          $14.44              $14.08               N/A
  Accumulation units outstanding
  at the end of period                                                        -                5,087                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Money Market Division426

  Accumulation unit value:
    Beginning of period                                                    $11.19              $11.24               N/A
    End of period                                                          $10.99              $11.19               N/A
  Accumulation units outstanding
  at the end of period                                                     42,990              9,607                N/A

JNL/Putnam Value Equity Division486

  Accumulation unit value:
    Beginning of period                                                    $16.64              $16.64               N/A
    End of period                                                          $17.82              $16.64               N/A
  Accumulation units outstanding
  at the end of period                                                       220                219                 N/A

JNL/Salomon Brothers Strategic Bond Division436

  Accumulation unit value:
    Beginning of period                                                    $16.06              $15.72               N/A
    End of period                                                          $16.74              $16.06               N/A
  Accumulation units outstanding
  at the end of period                                                     14,490               491                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division378

  Accumulation unit value:
    Beginning of period                                                    $13.83              $13.61               N/A
    End of period                                                          $14.00              $13.83               N/A
  Accumulation units outstanding
  at the end of period                                                      4,079              2,591                N/A

JNL/T. Rowe Price Established Growth Division412

  Accumulation unit value:
    Beginning of period                                                    $21.62              $20.11               N/A
    End of period                                                          $23.17              $21.62               N/A
  Accumulation units outstanding
  at the end of period                                                     10,234              3,440                N/A

JNL/JPMorgan International Equity Division284

  Accumulation unit value:
    Beginning of period                                                    $10.68              $7.50                N/A
    End of period                                                          $12.11              $10.68               N/A
  Accumulation units outstanding
  at the end of period                                                     12,799              2,839                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/T. Rowe Price Mid-Cap Growth Division409

  Accumulation unit value:
    Beginning of period                                                    $26.13              $24.16               N/A
    End of period                                                          $30.08              $26.13               N/A
  Accumulation units outstanding
  at the end of period                                                     15,046              6,932                N/A

JNL/Alliance Capital Growth Division436

  Accumulation unit value:
    Beginning of period                                                     $8.88              $8.64                N/A
    End of period                                                           $9.20              $8.88                N/A
  Accumulation units outstanding
  at the end of period                                                      3,070              3,984                N/A

JNL/JPMorgan International Value Division284

  Accumulation unit value:
    Beginning of period                                                     $8.12              $5.19                N/A
    End of period                                                           $9.70              $8.12                N/A
  Accumulation units outstanding
  at the end of period                                                     31,206              5,721                N/A

JNL/PIMCO Total Return Bond Division378

  Accumulation unit value:
    Beginning of period                                                    $12.71              $12.45               N/A
    End of period                                                          $12.95              $12.71               N/A
  Accumulation units outstanding
  at the end of period                                                     20,065              9,375                N/A

JNL/Lazard Small Cap Value Division435

  Accumulation unit value:
    Beginning of period                                                    $12.06              $11.17               N/A
    End of period                                                          $13.56              $12.06               N/A
  Accumulation units outstanding
  at the end of period                                                     18,024              6,992                N/A

JNL/Lazard Mid Cap Value Division284

  Accumulation unit value:
    Beginning of period                                                    $13.14              $9.64                N/A
    End of period                                                          $15.98              $13.14               N/A
  Accumulation units outstanding
  at the end of period                                                     15,984              2,611                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $11.82               N/A                 N/A
    End of period                                                          $12.13               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     39,109               N/A                 N/A

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division436

  Accumulation unit value:
    Beginning of period                                                     $7.21              $6.70                N/A
    End of period                                                           $7.82              $7.21                N/A
  Accumulation units outstanding
  at the end of period                                                      7,750               777                 N/A

JNL/MCM The DowSM 10 Division435

  Accumulation unit value:
    Beginning of period                                                     $9.03              $8.04                N/A
    End of period                                                           $9.06              $9.03                N/A
  Accumulation units outstanding
  at the end of period                                                     143,720             8,613                N/A

JNL/MCM The S&P(R) 10 Division441

  Accumulation unit value:
    Beginning of period                                                     $8.19              $7.65                N/A
    End of period                                                           $9.40              $8.19                N/A
  Accumulation units outstanding
  at the end of period                                                     93,247              1,723                N/A

JNL/MCM Global 15 Division470

  Accumulation unit value:
    Beginning of period                                                     $8.90              $8.57                N/A
    End of period                                                          $11.12              $8.90                N/A
  Accumulation units outstanding
  at the end of period                                                     73,824              1,943                N/A

JNL/MCM 25 Division284

  Accumulation unit value:
    Beginning of period                                                     $9.51              $6.45                N/A
    End of period                                                          $11.30              $9.51                N/A
  Accumulation units outstanding
  at the end of period                                                     102,230             7,028                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Select Small-Cap Division416

  Accumulation unit value:
    Beginning of period                                                    $15.83              $14.47               N/A
    End of period                                                          $17.38              $15.83               N/A
  Accumulation units outstanding
  at the end of period                                                     42,933              6,592                N/A

JNL/MCM Technology Sector Division476

  Accumulation unit value:
    Beginning of period                                                     $5.48              $5.29                N/A
    End of period                                                           $5.40              $5.48                N/A
  Accumulation units outstanding
  at the end of period                                                       17                2,248                N/A

JNL/MCM Healthcare Sector Division476

  Accumulation unit value:
    Beginning of period                                                    $10.08              $9.79                N/A
    End of period                                                          $10.17              $10.08               N/A
  Accumulation units outstanding
  at the end of period                                                     15,108              1,213                N/A

JNL/MCM Financial Sector Division476

  Accumulation unit value:
    Beginning of period                                                    $10.34              $10.03               N/A
    End of period                                                          $11.44              $10.34               N/A
  Accumulation units outstanding
  at the end of period                                                     28,651              1,184                N/A

JNL/MCM Oil & Gas Sector Division496

  Accumulation unit value:
    Beginning of period                                                    $12.56               N/A                 N/A
    End of period                                                          $16.41               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     28,006               N/A                 N/A

JNL/MCM Consumer Brands Sector Division476

  Accumulation unit value:
    Beginning of period                                                     $9.57              $9.21                N/A
    End of period                                                          $10.27              $9.57                N/A
  Accumulation units outstanding
  at the end of period                                                      2,493              1,290                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division476

  Accumulation unit value:
    Beginning of period                                                     $3.74              $3.50                N/A
    End of period                                                           $4.30              $3.74                N/A
  Accumulation units outstanding
  at the end of period                                                       243               3,398                N/A

JNL/Putnam Midcap Growth Division435

  Accumulation unit value:
    Beginning of period                                                     $6.22              $6.06                N/A
    End of period                                                           $7.20              $6.22                N/A
  Accumulation units outstanding
  at the end of period                                                     13,925              3,207                N/A

JNL/FMR Balanced Division436

  Accumulation unit value:
    Beginning of period                                                     $9.07              $8.74                N/A
    End of period                                                           $9.68              $9.07                N/A
  Accumulation units outstanding
  at the end of period                                                      6,425              3,106                N/A

JNL/T. Rowe Price Value Division284

  Accumulation unit value:
    Beginning of period                                                    $11.17              $7.81                N/A
    End of period                                                          $12.55              $11.17               N/A
  Accumulation units outstanding
  at the end of period                                                     40,702              15,130               N/A

JNL/MCM S&P 500 Index Division284

  Accumulation unit value:
    Beginning of period                                                     $9.48              $6.97                N/A
    End of period                                                          $10.17              $9.48                N/A
  Accumulation units outstanding
  at the end of period                                                     74,026              9,401                N/A

JNL/MCM S&P 400 MidCap Index Division284

  Accumulation unit value:
    Beginning of period                                                    $11.02              $7.60                N/A
    End of period                                                          $12.45              $11.02               N/A
  Accumulation units outstanding
  at the end of period                                                     50,745              11,295               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Small Cap Index Division378

  Accumulation unit value:
    Beginning of period                                                    $11.14              $9.57                N/A
    End of period                                                          $12.76              $11.14               N/A
  Accumulation units outstanding
  at the end of period                                                     45,981              7,589                N/A

JNL/MCM International Index Division441

  Accumulation unit value:
    Beginning of period                                                    $11.29              $10.25               N/A
    End of period                                                          $13.16              $11.29               N/A
  Accumulation units outstanding
  at the end of period                                                     37,358              4,680                N/A

JNL/MCM Bond Index Division436

  Accumulation unit value:
    Beginning of period                                                    $10.64              $10.51               N/A
    End of period                                                          $10.76              $10.64               N/A
  Accumulation units outstanding
  at the end of period                                                     11,895               878                 N/A

JNL/Oppenheimer Global Growth Division412

  Accumulation unit value:
    Beginning of period                                                     $9.46              $8.41                N/A
    End of period                                                          $10.88              $9.46                N/A
  Accumulation units outstanding
  at the end of period                                                     12,520              1,589                N/A

JNL/Oppenheimer Growth Division284

  Accumulation unit value:
    Beginning of period                                                     $7.75              $6.38                N/A
    End of period                                                           $7.88              $7.75                N/A
  Accumulation units outstanding
  at the end of period                                                     19,288              2,407                N/A

JNL/AIM Large Cap Growth Division284

  Accumulation unit value:
    Beginning of period                                                    $10.07              $7.54                N/A
    End of period                                                          $10.80              $10.07               N/A
  Accumulation units outstanding
  at the end of period                                                     18,842              7,708                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Small Cap Growth Division436

  Accumulation unit value:
    Beginning of period                                                    $11.05              $10.61               N/A
    End of period                                                          $11.52              $11.05               N/A
  Accumulation units outstanding
  at the end of period                                                     15,554               749                 N/A

JNL/AIM Premier Equity II Division496

  Accumulation unit value:
    Beginning of period                                                     $9.33               N/A                 N/A
    End of period                                                           $8.98               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Select Value Division412

  Accumulation unit value:
    Beginning of period                                                    $14.33              $12.86               N/A
    End of period                                                          $16.04              $14.33               N/A
  Accumulation units outstanding
  at the end of period                                                     15,855              4,605                N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division690

  Accumulation unit value:
    Beginning of period                                                     $9.53               N/A                 N/A
    End of period                                                          $11.40               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,145               N/A                 N/A

JNL/MCM VIP Division696

  Accumulation unit value:
    Beginning of period                                                    $10.13               N/A                 N/A
    End of period                                                          $11.05               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,015               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM JNL 5 Division696

  Accumulation unit value:
    Beginning of period                                                     $9.87               N/A                 N/A
    End of period                                                          $10.88               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     67,306               N/A                 N/A

JNL/S&P Managed Moderate Growth Division378

  Accumulation unit value:
    Beginning of period                                                    $10.95              $10.15               N/A
    End of period                                                          $11.70              $10.95               N/A
  Accumulation units outstanding
  at the end of period                                                     105,762             22,775               N/A

JNL/S&P Managed Growth Division412

  Accumulation unit value:
    Beginning of period                                                    $11.03              $10.38               N/A
    End of period                                                          $11.98              $11.03               N/A
  Accumulation units outstanding
  at the end of period                                                     172,698             22,995               N/A

JNL/S&P Managed Aggressive Growth Division402

  Accumulation unit value:
    Beginning of period                                                    $10.71              $9.95                N/A
    End of period                                                          $11.77              $10.71               N/A
  Accumulation units outstanding
  at the end of period                                                     70,463              5,524                N/A

JNL/S&P Very Aggressive Growth Division I492

  Accumulation unit value:
    Beginning of period                                                    $10.51               N/A                 N/A
    End of period                                                          $10.49               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Equity Growth Division I510

  Accumulation unit value:
    Beginning of period                                                     $9.79               N/A                 N/A
    End of period                                                           $9.76               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Equity Aggressive Growth Division I509

  Accumulation unit value:
    Beginning of period                                                     $9.99               N/A                 N/A
    End of period                                                          $10.01               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Core Index 50 Division498

  Accumulation unit value:
    Beginning of period                                                    $10.08               N/A                 N/A
    End of period                                                           $9.89               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division733

  Accumulation unit value:
    Beginning of period                                                    $10.26               N/A                 N/A
    End of period                                                          $10.29               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,509               N/A                 N/A

JNL/S&P Managed Moderate Division695

  Accumulation unit value:
    Beginning of period                                                    $10.02               N/A                 N/A
    End of period                                                          $10.48               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     14,636               N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.52% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  EARNINGSMAX AND PREMIUM CREDIT 3%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division689

  Accumulation unit value:
    Beginning of period                                                    $14.06               N/A                 N/A
    End of period                                                          $15.66               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       371                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division621

  Accumulation unit value:
    Beginning of period                                                    $10.77               N/A                 N/A
    End of period                                                          $11.69               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     12,526               N/A                 N/A

JNL/S&P Managed Growth Division643

  Accumulation unit value:
    Beginning of period                                                    $10.76               N/A                 N/A
    End of period                                                          $11.97               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,947               N/A                 N/A

JNL/S&P Managed Aggressive Growth Division726

  Accumulation unit value:
    Beginning of period                                                    $11.64               N/A                 N/A
    End of period                                                          $11.76               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       133                N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division678

  Accumulation unit value:
    Beginning of period                                                     $9.98               N/A                 N/A
    End of period                                                          $10.29               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,056               N/A                 N/A

JNL/S&P Managed Moderate Division704

  Accumulation unit value:
    Beginning of period                                                    $10.27               N/A                 N/A
    End of period                                                          $10.48               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,476               N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.545% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
20% ADDITIONAL FREE WITHDRAWAL AND 4% ROLL-UP DEATH BENEFIT AND FIVE YEAR
  WITHDRAWAL CHARGE PERIOD AND PREMIUM CREDIT 2%
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM
  CREDIT 2% AND THREE YEAR WITHDRAWAL CHARGE PERIOD
20% ADDITIONAL FREE WITHDRAWAL AND COMBINATION 4% ROLL-UP AND HIGHEST
  ANNIVERSARY VALUE DEATH BENEFIT AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND PREMIUM CREDIT 2%
$1 MILLION PREMIUM ADMINISTRATIVE FEE WAIVER AND 20% ADDITIONAL FREE WITHDRAWAL
  AND COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND PREMIUM CREDIT 2%
20% ADDITIONAL FREE WITHDRAWAL AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND NEW
  GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 2%
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND
  HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM CREDIT 2%
GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH AND PREMIUM CREDIT 2%
20% ADDITIONAL FREE WITHDRAWAL AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND
  HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM CREDIT 2%
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 2%
20% ADDITIONAL FREE WITHDRAWAL AND EARNINGSMAX AND FIVE YEAR WITHDRAWAL CHARGE
  PERIOD AND PREMIUM CREDIT 2%


The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division426

  Accumulation unit value:
    Beginning of period                                                    $21.48              $20.08               N/A
    End of period                                                          $23.39              $21.48               N/A
  Accumulation units outstanding
  at the end of period                                                      1,877                65                 N/A

JNL/FMR Capital Growth Division426

  Accumulation unit value:
    Beginning of period                                                    $16.36              $15.39               N/A
    End of period                                                          $18.81              $16.36               N/A
  Accumulation units outstanding
  at the end of period                                                       168                169                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division515

  Accumulation unit value:
    Beginning of period                                                    $16.68               N/A                 N/A
    End of period                                                          $17.80               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       163                N/A                 N/A

JNL/Select Balanced Division426

  Accumulation unit value:
    Beginning of period                                                    $19.08              $17.98               N/A
    End of period                                                          $20.62              $19.08               N/A
  Accumulation units outstanding
  at the end of period                                                      1,912               144                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division512

  Accumulation unit value:
    Beginning of period                                                    $14.07               N/A                 N/A
    End of period                                                          $14.40               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Money Market Division583

  Accumulation unit value:
    Beginning of period                                                    $11.06               N/A                 N/A
    End of period                                                          $10.96               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,779               N/A                 N/A

JNL/Putnam Value Equity Division515

  Accumulation unit value:
    Beginning of period                                                    $17.16               N/A                 N/A
    End of period                                                          $17.76               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       158                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division512

  Accumulation unit value:
    Beginning of period                                                    $16.12               N/A                 N/A
    End of period                                                          $16.68               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,829               N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division512

  Accumulation unit value:
    Beginning of period                                                    $13.93               N/A                 N/A
    End of period                                                          $13.96               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       371                N/A                 N/A

JNL/T. Rowe Price Established Growth Division426

  Accumulation unit value:
    Beginning of period                                                    $21.56              $20.16               N/A
    End of period                                                          $23.09              $21.56               N/A
  Accumulation units outstanding
  at the end of period                                                       299                129                 N/A

JNL/JPMorgan International Equity Division583

  Accumulation unit value:
    Beginning of period                                                    $10.22               N/A                 N/A
    End of period                                                          $12.07               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,380               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/T. Rowe Price Mid-Cap Growth Division512

  Accumulation unit value:
    Beginning of period                                                    $26.86               N/A                 N/A
    End of period                                                          $29.98               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,117               N/A                 N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division680

  Accumulation unit value:
    Beginning of period                                                     $8.76               N/A                 N/A
    End of period                                                           $9.68               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,608               N/A                 N/A

JNL/PIMCO Total Return Bond Division512

  Accumulation unit value:
    Beginning of period                                                    $12.79               N/A                 N/A
    End of period                                                          $12.92               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      8,064               N/A                 N/A

JNL/Lazard Small Cap Value Division426

  Accumulation unit value:
    Beginning of period                                                    $12.03              $11.03               N/A
    End of period                                                          $13.53              $12.03               N/A
  Accumulation units outstanding
  at the end of period                                                      2,566               118                 N/A

JNL/Lazard Mid Cap Value Division426

  Accumulation unit value:
    Beginning of period                                                    $13.11              $12.27               N/A
    End of period                                                          $15.95              $13.11               N/A
  Accumulation units outstanding
  at the end of period                                                      3,910               212                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $11.79               N/A                 N/A
    End of period                                                          $12.10               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       383                N/A                 N/A

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division456

  Accumulation unit value:
    Beginning of period                                                     $9.02              $8.07                N/A
    End of period                                                           $9.04              $9.02                N/A
  Accumulation units outstanding
  at the end of period                                                      6,054              1,458                N/A

JNL/MCM The S&P(R) 10 Division456

  Accumulation unit value:
    Beginning of period                                                     $8.18              $7.54                N/A
    End of period                                                           $9.38              $8.18                N/A
  Accumulation units outstanding
  at the end of period                                                      5,596              1,608                N/A

JNL/MCM Global 15 Division456

  Accumulation unit value:
    Beginning of period                                                     $8.88              $8.36                N/A
    End of period                                                          $11.10              $8.88                N/A
  Accumulation units outstanding
  at the end of period                                                      6,373              1,480                N/A

JNL/MCM 25 Division456

  Accumulation unit value:
    Beginning of period                                                     $9.49              $8.48                N/A
    End of period                                                          $11.28              $9.49                N/A
  Accumulation units outstanding
  at the end of period                                                      3,177              1,380                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Select Small-Cap Division456

  Accumulation unit value:
    Beginning of period                                                    $15.81              $15.34               N/A
    End of period                                                          $17.35              $15.81               N/A
  Accumulation units outstanding
  at the end of period                                                      2,132               819                 N/A

JNL/MCM Technology Sector Division515

  Accumulation unit value:
    Beginning of period                                                     $5.64               N/A                 N/A
    End of period                                                           $5.39               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       481                N/A                 N/A

JNL/MCM Healthcare Sector Division680

  Accumulation unit value:
    Beginning of period                                                     $9.47               N/A                 N/A
    End of period                                                          $10.15               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       558                N/A                 N/A

JNL/MCM Financial Sector Division664

  Accumulation unit value:
    Beginning of period                                                    $10.73               N/A                 N/A
    End of period                                                          $11.42               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,164               N/A                 N/A

JNL/MCM Oil & Gas Sector Division680

  Accumulation unit value:
    Beginning of period                                                    $16.07               N/A                 N/A
    End of period                                                          $16.38               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,861               N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division426

  Accumulation unit value:
    Beginning of period                                                     $9.06              $8.69                N/A
    End of period                                                           $9.66              $9.06                N/A
  Accumulation units outstanding
  at the end of period                                                       745                746                 N/A

JNL/T. Rowe Price Value Division426

  Accumulation unit value:
    Beginning of period                                                    $11.16              $10.16               N/A
    End of period                                                          $12.53              $11.16               N/A
  Accumulation units outstanding
  at the end of period                                                      4,297               255                 N/A

JNL/MCM S&P 500 Index Division475

  Accumulation unit value:
    Beginning of period                                                     $9.47              $9.11                N/A
    End of period                                                          $10.16              $9.47                N/A
  Accumulation units outstanding
  at the end of period                                                     13,596              1,389                N/A

JNL/MCM S&P 400 MidCap Index Division475

  Accumulation unit value:
    Beginning of period                                                    $11.02              $10.69               N/A
    End of period                                                          $12.44              $11.02               N/A
  Accumulation units outstanding
  at the end of period                                                      8,324              1,183                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Small Cap Index Division475

  Accumulation unit value:
    Beginning of period                                                    $11.13              $10.71               N/A
    End of period                                                          $12.74              $11.13               N/A
  Accumulation units outstanding
  at the end of period                                                      9,105              1,168                N/A

JNL/MCM International Index Division475

  Accumulation unit value:
    Beginning of period                                                    $11.29              $10.79               N/A
    End of period                                                          $13.15              $11.29               N/A
  Accumulation units outstanding
  at the end of period                                                      6,958              1,172                N/A

JNL/MCM Bond Index Division475

  Accumulation unit value:
    Beginning of period                                                    $10.63              $10.61               N/A
    End of period                                                          $10.74              $10.63               N/A
  Accumulation units outstanding
  at the end of period                                                      9,240              1,214                N/A

JNL/Oppenheimer Global Growth Division512

  Accumulation unit value:
    Beginning of period                                                     $9.83               N/A                 N/A
    End of period                                                          $10.87               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,100               N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division426

  Accumulation unit value:
    Beginning of period                                                    $10.06              $9.57                N/A
    End of period                                                          $10.79              $10.06               N/A
  Accumulation units outstanding
  at the end of period                                                       534                271                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Small Cap Growth Division426

  Accumulation unit value:
    Beginning of period                                                    $11.04              $10.56               N/A
    End of period                                                          $11.50              $11.04               N/A
  Accumulation units outstanding
  at the end of period                                                      2,988               123                 N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division680

  Accumulation unit value:
    Beginning of period                                                    $14.89               N/A                 N/A
    End of period                                                          $16.03               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,537               N/A                 N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division736

  Accumulation unit value:
    Beginning of period                                                    $11.44               N/A                 N/A
    End of period                                                          $11.40               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,985               N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Growth Division531

  Accumulation unit value:
    Beginning of period                                                    $11.16               N/A                 N/A
    End of period                                                          $11.67               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,889               N/A                 N/A

JNL/S&P Managed Growth Division515

  Accumulation unit value:
    Beginning of period                                                    $11.32               N/A                 N/A
    End of period                                                          $11.95               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     37,152               N/A                 N/A

JNL/S&P Managed Aggressive Growth Division665

  Accumulation unit value:
    Beginning of period                                                    $10.70               N/A                 N/A
    End of period                                                          $11.74               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,708               N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division664

  Accumulation unit value:
    Beginning of period                                                     $9.99               N/A                 N/A
    End of period                                                          $10.05               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A



ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.55% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
20% ADDITIONAL FREE WITHDRAWAL AND 5% ROLL-UP DEATH BENEFIT AND FIVE YEAR
  WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT
COMBINED DEATH BENEFIT AND EARNINGSMAX AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH AND HIGHEST ANNIVERSARY VALUE
  DEATH BENEFIT AND THREE YEAR WITHDRAWAL CHARGE PERIOD
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  EARNINGSMAX AND THREE YEAR WITHDRAWAL CHARGE PERIOD
COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division310

  Accumulation unit value:
    Beginning of period                                                    $21.47              $16.71               N/A
    End of period                                                          $23.38              $21.47               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/FMR Capital Growth Division222

  Accumulation unit value:
    Beginning of period                                                    $16.35              $12.36             $12.55
    End of period                                                          $18.81              $16.35             $12.36
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Select Global Growth Division679

  Accumulation unit value:
    Beginning of period                                                    $18.74               N/A                 N/A
    End of period                                                          $20.77               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       58                 N/A                 N/A

JNL/Alger Growth Division206

  Accumulation unit value:
    Beginning of period                                                    $15.33              $11.63             $11.69
    End of period                                                          $15.70              $15.33             $11.63
  Accumulation units outstanding
  at the end of period                                                       76                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division101

  Accumulation unit value:
    Beginning of period                                                    $15.09              $12.43             $15.62
    End of period                                                          $15.64              $15.09             $12.43
  Accumulation units outstanding
  at the end of period                                                       153                 -                   -

JNL/Eagle SmallCap Equity Division175

  Accumulation unit value:
    Beginning of period                                                    $15.36              $11.26             $11.62
    End of period                                                          $17.79              $15.36             $11.26
  Accumulation units outstanding
  at the end of period                                                       42                  -                   -

JNL/Select Balanced Division101

  Accumulation unit value:
    Beginning of period                                                    $19.08              $16.10             $17.36
    End of period                                                          $20.63              $19.08             $16.10
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Putnam Equity Division358

  Accumulation unit value:
    Beginning of period                                                    $16.40              $14.46               N/A
    End of period                                                          $18.08              $16.40               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/PPM America High Yield Bond Division101

  Accumulation unit value:
    Beginning of period                                                    $14.04              $12.14             $12.32
    End of period                                                          $14.40              $14.04             $12.14
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Select Money Market Division101

  Accumulation unit value:
    Beginning of period                                                    $11.15              $11.38             $11.50
    End of period                                                          $10.95              $11.15             $11.38
  Accumulation units outstanding
  at the end of period                                                      4,562                -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division149

  Accumulation unit value:
    Beginning of period                                                    $16.59              $13.66             $14.75
    End of period                                                          $17.75              $16.59             $13.66
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Salomon Brothers Strategic Bond Division101

  Accumulation unit value:
    Beginning of period                                                    $16.00              $14.45             $14.07
    End of period                                                          $16.67              $16.00             $14.45
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Salomon Brothers U.S. Government & Quality Bond Division101

  Accumulation unit value:
    Beginning of period                                                    $13.77              $13.96             $12.99
    End of period                                                          $13.94              $13.77             $13.96
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/T. Rowe Price Established Growth Division101

  Accumulation unit value:
    Beginning of period                                                    $21.56              $16.94             $21.30
    End of period                                                          $23.09              $21.56             $16.94
  Accumulation units outstanding
  at the end of period                                                       156                 -                   -

JNL/JPMorgan International Equity Division206

  Accumulation unit value:
    Beginning of period                                                    $10.64              $8.49               $8.08
    End of period                                                          $12.07              $10.64              $8.49
  Accumulation units outstanding
  at the end of period                                                      1,731                -                   -

JNL/T. Rowe Price Mid-Cap Growth Division175

  Accumulation unit value:
    Beginning of period                                                    $26.04              $19.28             $20.51
    End of period                                                          $29.96              $26.04             $19.28
  Accumulation units outstanding
  at the end of period                                                       57                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division175

  Accumulation unit value:
    Beginning of period                                                     $8.86              $7.31               $8.22
    End of period                                                           $9.18              $8.86               $7.31
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/JPMorgan International Value Division398

  Accumulation unit value:
    Beginning of period                                                     $8.10              $6.76                N/A
    End of period                                                           $9.67              $8.10                N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/PIMCO Total Return Bond Division101

  Accumulation unit value:
    Beginning of period                                                    $12.68              $12.42             $11.95
    End of period                                                          $12.91              $12.68             $12.42
  Accumulation units outstanding
  at the end of period                                                      1,164                -                   -

JNL/Lazard Small Cap Value Division149

  Accumulation unit value:
    Beginning of period                                                    $12.03              $8.89               $9.89
    End of period                                                          $13.53              $12.03              $8.89
  Accumulation units outstanding
  at the end of period                                                       90                  -                   -

JNL/Lazard Mid Cap Value Division149

  Accumulation unit value:
    Beginning of period                                                    $13.11              $10.43             $11.27
    End of period                                                          $15.94              $13.11             $10.43
  Accumulation units outstanding
  at the end of period                                                       445                 -                   -

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $11.79               N/A                 N/A
    End of period                                                          $12.09               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division179

  Accumulation unit value:
    Beginning of period                                                     $7.19              $5.72               $5.75
    End of period                                                           $7.80              $7.19               $5.72
  Accumulation units outstanding
  at the end of period                                                      2,059                -                   -

JNL/MCM The DowSM 10 Division148

  Accumulation unit value:
    Beginning of period                                                     $9.02              $7.36               $8.07
    End of period                                                           $9.04              $9.02               $7.36
  Accumulation units outstanding
  at the end of period                                                       640                 -                   -

JNL/MCM The S&P(R) 10 Division148

  Accumulation unit value:
    Beginning of period                                                     $8.18              $7.05               $8.97
    End of period                                                           $9.38              $8.18               $7.05
  Accumulation units outstanding
  at the end of period                                                       681                 -                   -

JNL/MCM Global 15 Division148

  Accumulation unit value:
    Beginning of period                                                     $8.88              $6.84               $8.07
    End of period                                                          $11.09              $8.88               $6.84
  Accumulation units outstanding
  at the end of period                                                       561                 -                   -

JNL/MCM 25 Division148

  Accumulation unit value:
    Beginning of period                                                     $9.49              $7.33               $8.57
    End of period                                                          $11.28              $9.49               $7.33
  Accumulation units outstanding
  at the end of period                                                       541                 -                   -

JNL/MCM Select Small-Cap Division148

  Accumulation unit value:
    Beginning of period                                                    $15.80              $10.95             12.27.
    End of period                                                          $17.34              $15.80             $10.95
  Accumulation units outstanding
  at the end of period                                                       375                 -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division679

  Accumulation unit value:
    Beginning of period                                                     $4.84               N/A                 N/A
    End of period                                                           $5.38               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       45                 N/A                 N/A

JNL/MCM Healthcare Sector Division679

  Accumulation unit value:
    Beginning of period                                                     $9.43               N/A                 N/A
    End of period                                                          $10.14               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       13                 N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division527

  Accumulation unit value:
    Beginning of period                                                    $13.58               N/A                 N/A
    End of period                                                          $16.38               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       27                 N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division679

  Accumulation unit value:
    Beginning of period                                                     $4.08               N/A                 N/A
    End of period                                                           $4.28               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       54                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division175

  Accumulation unit value:
    Beginning of period                                                     $6.21              $4.77               $5.21
    End of period                                                           $7.18              $6.21               $4.77
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/FMR Balanced Division101

  Accumulation unit value:
    Beginning of period                                                     $9.06              $8.18               $8.95
    End of period                                                           $9.67              $9.06               $8.18
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/T. Rowe Price Value Division101

  Accumulation unit value:
    Beginning of period                                                    $11.16              $8.82              $11.06
    End of period                                                          $12.53              $11.16              $8.82
  Accumulation units outstanding
  at the end of period                                                       284                 -                   -

JNL/MCM S&P 500 Index Division139

  Accumulation unit value:
    Beginning of period                                                     $9.47              $7.60               $8.63
    End of period                                                          $10.16              $9.47               $7.60
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM S&P 400 MidCap Index Division139

  Accumulation unit value:
    Beginning of period                                                    $11.02              $8.40               $9.63
    End of period                                                          $12.43              $11.02              $8.40
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/MCM Small Cap Index Division139

  Accumulation unit value:
    Beginning of period                                                    $11.13              $7.83               $9.45
    End of period                                                          $12.74              $11.13              $7.83
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division169

  Accumulation unit value:
    Beginning of period                                                    $11.29              $8.43               $8.91
    End of period                                                          $13.15              $11.29              $8.43
  Accumulation units outstanding
  at the end of period                                                       93                  -                   -

JNL/MCM Bond Index Division169

  Accumulation unit value:
    Beginning of period                                                    $10.63              $10.59             $10.38
    End of period                                                          $10.74              $10.63             $10.59
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Oppenheimer Global Growth Division149

  Accumulation unit value:
    Beginning of period                                                    $10.63              $6.90               $7.98
    End of period                                                          $10.87              $10.63              $6.90
  Accumulation units outstanding
  at the end of period                                                       114                 -                   -

JNL/Oppenheimer Growth Division202

  Accumulation unit value:
    Beginning of period                                                     $7.74              $6.74               $6.84
    End of period                                                           $7.87              $7.74               $6.74
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/AIM Large Cap Growth Division203

  Accumulation unit value:
    Beginning of period                                                    $10.06              $7.94               $7.78
    End of period                                                          $10.78              $10.06              $7.94
  Accumulation units outstanding
  at the end of period                                                       132                 -                   -

JNL/AIM Small Cap Growth Division175

  Accumulation unit value:
    Beginning of period                                                    $11.04              $8.18               $8.56
    End of period                                                          $11.50              $11.04              $8.18
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division222

  Accumulation unit value:
    Beginning of period                                                     $9.20              $7.70               $7.95
    End of period                                                           $8.97              $9.20               $7.70
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/Select Value Division339

  Accumulation unit value:
    Beginning of period                                                    $14.32              $12.22               N/A
    End of period                                                          $16.02              $14.32               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/MCM Nasdaq 15 Division679

  Accumulation unit value:
    Beginning of period                                                     $9.84               N/A                 N/A
    End of period                                                          $10.80               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       133                N/A                 N/A

JNL/MCM Value Line 25 Division708

  Accumulation unit value:
    Beginning of period                                                    $10.79               N/A                 N/A
    End of period                                                          $11.40               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM VIP Division725

  Accumulation unit value:
    Beginning of period                                                    $10.89               N/A                 N/A
    End of period                                                          $11.05               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM JNL 5 Division705

  Accumulation unit value:
    Beginning of period                                                    $10.41               N/A                 N/A
    End of period                                                          $10.88               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,157               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division188

  Accumulation unit value:
    Beginning of period                                                    $10.92              $9.52               $9.43
    End of period                                                          $11.67              $10.92              $9.52
  Accumulation units outstanding
  at the end of period                                                       803                 -                   -

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division331

  Accumulation unit value:
    Beginning of period                                                    $10.69              $8.99                N/A
    End of period                                                          $11.73              $10.69               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/S&P Very Aggressive Growth Division I310

  Accumulation unit value:
    Beginning of period                                                    $10.31              $7.98                N/A
    End of period                                                          $10.46              $10.31               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/S&P Equity Growth Division I279

  Accumulation unit value:
    Beginning of period                                                     $9.63              $7.19                N/A
    End of period                                                           $9.73              $9.63                N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/S&P Equity Aggressive Growth Division I179

  Accumulation unit value:
    Beginning of period                                                     $9.85              $7.77               $7.81
    End of period                                                           $9.98              $9.85               $7.77
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Moderate Growth Division117

  Accumulation unit value:
    Beginning of period                                                      N/A               $9.27              $10.75
    End of period                                                            N/A               $11.00              $9.27
  Accumulation units outstanding
  at the end of period                                                       N/A                 -                   -

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division188

  Accumulation unit value:
    Beginning of period                                                    $10.06              $8.45               $8.40
    End of period                                                          $10.16              $10.06              $8.45
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -

JNL/S&P Core Index 75 Division559

  Accumulation unit value:
    Beginning of period                                                    $10.14               N/A                 N/A
    End of period                                                          $10.05               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division694

  Accumulation unit value:
    Beginning of period                                                    $10.02               N/A                 N/A
    End of period                                                          $10.48               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,647               N/A                 N/A



ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.56% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND FIVE YEAR
  WITHDRAWAL CHARGE PERIOD AND PREMIUM CREDIT 4%
5% ROLL-UP DEATH BENEFIT AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND PREMIUM
  CREDIT 4%
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  EARNINGSMAX AND PREMIUM CREDIT 4%
EARNINGSMAX AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND HIGHEST ANNIVERSARY VALUE
  DEATH BENEFIT AND PREMIUM CREDIT 4%
COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM
  CREDIT 4% AND THREE YEAR WITHDRAWAL CHARGE PERIOD
4% ROLL-UP DEATH BENEFIT AND PREMIUM CREDIT 4% AND THREE YEAR WITHDRAWAL CHARGE
  PERIOD
5% ROLL-UP DEATH BENEFIT AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM
  CREDIT 4%
GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH AND HIGHEST ANNIVERSARY VALUE
  DEATH BENEFIT AND PREMIUM CREDIT 4%
COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 4%
5% ROLL-UP DEATH BENEFIT AND EARNINGSMAX AND PREMIUM CREDIT 4%
EARNINGSMAX AND PREMIUM CREDIT 4% AND THREE YEAR WITHDRAWAL CHARGE PERIOD
$1 MILLION PREMIUM ADMINISTRATIVE FEE WAIVER AND COMBINATION 5% ROLL-UP AND
  HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 4%
GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH AND HIGHEST ANNIVERSARY VALUE
  DEATH BENEFIT AND PREMIUM CREDIT 4%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division608

  Accumulation unit value:
    Beginning of period                                                    $22.77               N/A                 N/A
    End of period                                                          $23.35               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       918                N/A                 N/A

JNL/FMR Capital Growth Division555

  Accumulation unit value:
    Beginning of period                                                    $17.49               N/A                 N/A
    End of period                                                          $18.79               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,637               N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alger Growth Division506

  Accumulation unit value:
    Beginning of period                                                    $15.73               N/A                 N/A
    End of period                                                          $15.68               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,201               N/A                 N/A

JNL/Eagle Core Equity Division474

  Accumulation unit value:
    Beginning of period                                                    $15.06              $14.62               N/A
    End of period                                                          $15.61              $15.06               N/A
  Accumulation units outstanding
  at the end of period                                                      7,999              3,351                N/A

JNL/Eagle SmallCap Equity Division469

  Accumulation unit value:
    Beginning of period                                                    $15.35              $15.03               N/A
    End of period                                                          $17.78              $15.35               N/A
  Accumulation units outstanding
  at the end of period                                                      2,928               778                 N/A

JNL/Select Balanced Division421

  Accumulation unit value:
    Beginning of period                                                    $19.05              $17.59               N/A
    End of period                                                          $20.59              $19.05               N/A
  Accumulation units outstanding
  at the end of period                                                     28,242              16,947               N/A

JNL/Putnam Equity Division474

  Accumulation unit value:
    Beginning of period                                                    $16.39              $15.84               N/A
    End of period                                                          $18.06              $16.39               N/A
  Accumulation units outstanding
  at the end of period                                                       593                237                 N/A

JNL/PPM America High Yield Bond Division461

  Accumulation unit value:
    Beginning of period                                                    $14.02              $13.73               N/A
    End of period                                                          $14.38              $14.02               N/A
  Accumulation units outstanding
  at the end of period                                                        -                7,779                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Money Market Division505

  Accumulation unit value:
    Beginning of period                                                    $11.12               N/A                 N/A
    End of period                                                          $10.94               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,295               N/A                 N/A

JNL/Putnam Value Equity Division421

  Accumulation unit value:
    Beginning of period                                                    $16.57              $14.92               N/A
    End of period                                                          $17.73              $16.57               N/A
  Accumulation units outstanding
  at the end of period                                                     10,114               512                 N/A

JNL/Salomon Brothers Strategic Bond Division423

  Accumulation unit value:
    Beginning of period                                                    $15.99              $15.69               N/A
    End of period                                                          $16.66              $15.99               N/A
  Accumulation units outstanding
  at the end of period                                                     14,536              3,296                N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division505

  Accumulation unit value:
    Beginning of period                                                    $13.81               N/A                 N/A
    End of period                                                          $13.94               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,908               N/A                 N/A

JNL/T. Rowe Price Established Growth Division421

  Accumulation unit value:
    Beginning of period                                                    $21.53              $19.40               N/A
    End of period                                                          $23.06              $21.53               N/A
  Accumulation units outstanding
  at the end of period                                                     15,471              3,853                N/A

JNL/JPMorgan International Equity Division555

  Accumulation unit value:
    Beginning of period                                                    $11.06               N/A                 N/A
    End of period                                                          $12.06               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,732               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/T. Rowe Price Mid-Cap Growth Division469

  Accumulation unit value:
    Beginning of period                                                    $26.02              $25.37               N/A
    End of period                                                          $29.94              $26.02               N/A
  Accumulation units outstanding
  at the end of period                                                     20,377              4,437                N/A

JNL/Alliance Capital Growth Division473

  Accumulation unit value:
    Beginning of period                                                     $8.85              $8.59                N/A
    End of period                                                           $9.17              $8.85                N/A
  Accumulation units outstanding
  at the end of period                                                      3,452              1,701                N/A

JNL/JPMorgan International Value Division532

  Accumulation unit value:
    Beginning of period                                                     $8.56               N/A                 N/A
    End of period                                                           $9.67               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     10,267               N/A                 N/A

JNL/PIMCO Total Return Bond Division451

  Accumulation unit value:
    Beginning of period                                                    $12.67              $12.50               N/A
    End of period                                                          $12.90              $12.67               N/A
  Accumulation units outstanding
  at the end of period                                                     15,474              1,944                N/A

JNL/Lazard Small Cap Value Division474

  Accumulation unit value:
    Beginning of period                                                    $12.02              $11.82               N/A
    End of period                                                          $13.52              $12.02               N/A
  Accumulation units outstanding
  at the end of period                                                     26,528              9,214                N/A

JNL/Lazard Mid Cap Value Division473

  Accumulation unit value:
    Beginning of period                                                    $13.10              $12.80               N/A
    End of period                                                          $15.93              $13.10               N/A
  Accumulation units outstanding
  at the end of period                                                      5,334              1,366                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $11.78               N/A                 N/A
    End of period                                                          $12.09               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     29,217               N/A                 N/A

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division469

  Accumulation unit value:
    Beginning of period                                                     $7.19              $6.94                N/A
    End of period                                                           $7.80              $7.19                N/A
  Accumulation units outstanding
  at the end of period                                                      5,426              2,209                N/A

JNL/MCM The DowSM 10 Division415

  Accumulation unit value:
    Beginning of period                                                     $9.01              $8.13                N/A
    End of period                                                           $9.04              $9.01                N/A
  Accumulation units outstanding
  at the end of period                                                     115,676             14,858               N/A

JNL/MCM The S&P(R) 10 Division415

  Accumulation unit value:
    Beginning of period                                                     $8.17              $7.44                N/A
    End of period                                                           $9.38              $8.17                N/A
  Accumulation units outstanding
  at the end of period                                                     102,043             14,649               N/A

JNL/MCM Global 15 Division415

  Accumulation unit value:
    Beginning of period                                                     $8.88              $8.38                N/A
    End of period                                                          $11.09              $8.88                N/A
  Accumulation units outstanding
  at the end of period                                                     98,868              13,855               N/A

JNL/MCM 25 Division415

  Accumulation unit value:
    Beginning of period                                                     $9.48              $8.17                N/A
    End of period                                                          $11.27              $9.48                N/A
  Accumulation units outstanding
  at the end of period                                                     156,201             15,452               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Select Small-Cap Division415

  Accumulation unit value:
    Beginning of period                                                    $15.80              $14.34               N/A
    End of period                                                          $17.33              $15.80               N/A
  Accumulation units outstanding
  at the end of period                                                     64,739              7,220                N/A

JNL/MCM Technology Sector Division554

  Accumulation unit value:
    Beginning of period                                                     $5.45               N/A                 N/A
    End of period                                                           $5.39               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       140                N/A                 N/A

JNL/MCM Healthcare Sector Division511

  Accumulation unit value:
    Beginning of period                                                    $10.54               N/A                 N/A
    End of period                                                          $10.14               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,911               N/A                 N/A

JNL/MCM Financial Sector Division529

  Accumulation unit value:
    Beginning of period                                                    $11.02               N/A                 N/A
    End of period                                                          $11.41               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,912               N/A                 N/A

JNL/MCM Oil & Gas Sector Division562

  Accumulation unit value:
    Beginning of period                                                    $13.55               N/A                 N/A
    End of period                                                          $16.37               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       482                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division554

  Accumulation unit value:
    Beginning of period                                                     $3.94               N/A                 N/A
    End of period                                                           $4.28               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Putnam Midcap Growth Division474

  Accumulation unit value:
    Beginning of period                                                     $6.21              $6.09                N/A
    End of period                                                           $7.18              $6.21                N/A
  Accumulation units outstanding
  at the end of period                                                      4,197              1,065                N/A

JNL/FMR Balanced Division421

  Accumulation unit value:
    Beginning of period                                                     $9.05              $8.54                N/A
    End of period                                                           $9.66              $9.05                N/A
  Accumulation units outstanding
  at the end of period                                                      9,817              2,962                N/A

JNL/T. Rowe Price Value Division421

  Accumulation unit value:
    Beginning of period                                                    $11.15              $9.80                N/A
    End of period                                                          $12.52              $11.15               N/A
  Accumulation units outstanding
  at the end of period                                                     23,087              8,535                N/A

JNL/MCM S&P 500 Index Division421

  Accumulation unit value:
    Beginning of period                                                     $9.47              $8.51                N/A
    End of period                                                          $10.16              $9.47                N/A
  Accumulation units outstanding
  at the end of period                                                     89,046              4,590                N/A

JNL/MCM S&P 400 MidCap Index Division423

  Accumulation unit value:
    Beginning of period                                                    $11.01              $10.07               N/A
    End of period                                                          $12.43              $11.01               N/A
  Accumulation units outstanding
  at the end of period                                                     110,186             4,636                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Small Cap Index Division423

  Accumulation unit value:
    Beginning of period                                                    $11.13              $10.11               N/A
    End of period                                                          $12.74              $11.13               N/A
  Accumulation units outstanding
  at the end of period                                                     58,401              2,844                N/A

JNL/MCM International Index Division423

  Accumulation unit value:
    Beginning of period                                                    $11.28              $10.01               N/A
    End of period                                                          $13.14              $11.28               N/A
  Accumulation units outstanding
  at the end of period                                                     52,018              2,059                N/A

JNL/MCM Bond Index Division451

  Accumulation unit value:
    Beginning of period                                                    $10.63              $10.48               N/A
    End of period                                                          $10.74              $10.63               N/A
  Accumulation units outstanding
  at the end of period                                                     44,509               998                 N/A

JNL/Oppenheimer Global Growth Division469

  Accumulation unit value:
    Beginning of period                                                     $9.45              $9.13                N/A
    End of period                                                          $10.86              $9.45                N/A
  Accumulation units outstanding
  at the end of period                                                     13,133              7,276                N/A

JNL/Oppenheimer Growth Division496

  Accumulation unit value:
    Beginning of period                                                     $7.94               N/A                 N/A
    End of period                                                           $7.86               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,669               N/A                 N/A

JNL/AIM Large Cap Growth Division474

  Accumulation unit value:
    Beginning of period                                                    $10.06              $9.76                N/A
    End of period                                                          $10.78              $10.06               N/A
  Accumulation units outstanding
  at the end of period                                                      6,101               385                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Small Cap Growth Division496

  Accumulation unit value:
    Beginning of period                                                    $11.56               N/A                 N/A
    End of period                                                          $11.50               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,365               N/A                 N/A

JNL/AIM Premier Equity II Division474

  Accumulation unit value:
    Beginning of period                                                     $9.20              $8.94                N/A
    End of period                                                           $8.97              $9.20                N/A
  Accumulation units outstanding
  at the end of period                                                        -                 306                 N/A

JNL/Select Value Division421

  Accumulation unit value:
    Beginning of period                                                    $14.32              $12.53               N/A
    End of period                                                          $16.02              $14.32               N/A
  Accumulation units outstanding
  at the end of period                                                      9,628              2,185                N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division731

  Accumulation unit value:
    Beginning of period                                                    $11.40               N/A                 N/A
    End of period                                                          $11.40               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     18,300               N/A                 N/A

JNL/MCM VIP Division724

  Accumulation unit value:
    Beginning of period                                                    $10.86               N/A                 N/A
    End of period                                                          $11.05               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       96                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM JNL 5 Division712

  Accumulation unit value:
    Beginning of period                                                    $10.53               N/A                 N/A
    End of period                                                          $10.88               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,486               N/A                 N/A

JNL/S&P Managed Moderate Growth Division421

  Accumulation unit value:
    Beginning of period                                                    $10.92              $10.23               N/A
    End of period                                                          $11.66              $10.92               N/A
  Accumulation units outstanding
  at the end of period                                                     57,041              18,181               N/A

JNL/S&P Managed Growth Division410

  Accumulation unit value:
    Beginning of period                                                    $11.00              $10.26               N/A
    End of period                                                          $11.94              $11.00               N/A
  Accumulation units outstanding
  at the end of period                                                     114,811             52,155               N/A

JNL/S&P Managed Aggressive Growth Division404

  Accumulation unit value:
    Beginning of period                                                    $10.68              $9.93                N/A
    End of period                                                          $11.73              $10.68               N/A
  Accumulation units outstanding
  at the end of period                                                     96,395              10,470               N/A

JNL/S&P Very Aggressive Growth Division I531

  Accumulation unit value:
    Beginning of period                                                    $10.68               N/A                 N/A
    End of period                                                          $10.45               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Equity Growth Division I461

  Accumulation unit value:
    Beginning of period                                                     $9.62              $9.13                N/A
    End of period                                                           $9.72              $9.62                N/A
  Accumulation units outstanding
  at the end of period                                                        -                3,332                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Equity Aggressive Growth Division I505

  Accumulation unit value:
    Beginning of period                                                    $10.05               N/A                 N/A
    End of period                                                           $9.97               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Core Index 50 Division540

  Accumulation unit value:
    Beginning of period                                                     $9.78               N/A                 N/A
    End of period                                                           $9.87               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Core Index 100 Division421

  Accumulation unit value:
    Beginning of period                                                    $10.05              $9.25                N/A
    End of period                                                          $10.16              $10.05               N/A
  Accumulation units outstanding
  at the end of period                                                        -                3,698                N/A

JNL/S&P Core Index 75 Division474

  Accumulation unit value:
    Beginning of period                                                     $9.92              $9.78                N/A
    End of period                                                          $10.05              $9.92                N/A
  Accumulation units outstanding
  at the end of period                                                        -                4,161                N/A

JNL/S&P Managed Conservative Division683

  Accumulation unit value:
    Beginning of period                                                     $9.95               N/A                 N/A
    End of period                                                          $10.29               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      8,744               N/A                 N/A

JNL/S&P Managed Moderate Division683

  Accumulation unit value:
    Beginning of period                                                     $9.88               N/A                 N/A
    End of period                                                          $10.48               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     42,882               N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.57% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM
  CREDIT 3% AND THREE YEAR WITHDRAWAL CHARGE PERIOD
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT
  AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM CREDIT 3%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 500 Index Division677

  Accumulation unit value:
    Beginning of period                                                     $9.60               N/A                 N/A
    End of period                                                          $10.15               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,033               N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division677

  Accumulation unit value:
    Beginning of period                                                    $11.41               N/A                 N/A
    End of period                                                          $12.43               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,237               N/A                 N/A

JNL/MCM Small Cap Index Division677

  Accumulation unit value:
    Beginning of period                                                    $11.64               N/A                 N/A
    End of period                                                          $12.73               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,151               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division677

  Accumulation unit value:
    Beginning of period                                                    $11.72               N/A                 N/A
    End of period                                                          $13.14               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,125               N/A                 N/A

JNL/MCM Bond Index Division677

  Accumulation unit value:
    Beginning of period                                                    $10.68               N/A                 N/A
    End of period                                                          $10.74               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,526               N/A                 N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division670

  Accumulation unit value:
    Beginning of period                                                    $10.77               N/A                 N/A
    End of period                                                          $11.65               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Managed Growth Division560

  Accumulation unit value:
    Beginning of period                                                    $11.21               N/A                 N/A
    End of period                                                          $11.93               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      8,313               N/A                 N/A

JNL/S&P Managed Aggressive Growth Division674

  Accumulation unit value:
    Beginning of period                                                    $10.80               N/A                 N/A
    End of period                                                          $11.72               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,906               N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I498

  Accumulation unit value:
    Beginning of period                                                     $9.91               N/A                 N/A
    End of period                                                           $9.72               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.595% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND FIVE YEAR
  WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 2%
20% ADDITIONAL FREE WITHDRAWAL AND 5% ROLL-UP DEATH BENEFIT AND FIVE YEAR
  WITHDRAWAL CHARGE PERIOD AND PREMIUM CREDIT 2%
20% ADDITIONAL FREE WITHDRAWAL AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND
  GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 2%
20% ADDITIONAL FREE WITHDRAWAL AND COMPOUNDING DEATH BENEFIT AND EARNINGSMAX AND
  FIVE YEAR WITHDRAWAL CHARGE PERIOD AND PREMIUM CREDIT 2%
5% ROLL-UP DEATH BENEFIT AND EARNINGSMAX AND FIVE YEAR WITHDRAWAL CHARGE PERIOD
  AND PREMIUM CREDIT 2%
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT
  RELAUNCH AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM CREDIT 2% COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND NEW
  GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 2%
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH AND PREMIUM CREDIT 2%
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT
  AND NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 2%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle Core Equity Division682

  Accumulation unit value:
    Beginning of period                                                    $14.17               N/A                 N/A
    End of period                                                          $15.57               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,792               N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division682

  Accumulation unit value:
    Beginning of period                                                    $19.43               N/A                 N/A
    End of period                                                          $20.52               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       943                N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division568

  Accumulation unit value:
    Beginning of period                                                    $15.75               N/A                 N/A
    End of period                                                          $16.60               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,281               N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division697

  Accumulation unit value:
    Beginning of period                                                    $13.87               N/A                 N/A
    End of period                                                          $13.89               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,382               N/A                 N/A

JNL/T. Rowe Price Established Growth Division682

  Accumulation unit value:
    Beginning of period                                                    $20.82               N/A                 N/A
    End of period                                                          $22.98               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       534                N/A                 N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/T. Rowe Price Mid-Cap Growth Division435

  Accumulation unit value:
    Beginning of period                                                    $25.95              $24.31               N/A
    End of period                                                          $29.84              $25.95               N/A
  Accumulation units outstanding
  at the end of period                                                       328                 40                 N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division435

  Accumulation unit value:
    Beginning of period                                                     $8.08              $7.39                N/A
    End of period                                                           $9.65              $8.08                N/A
  Accumulation units outstanding
  at the end of period                                                       628                139                 N/A

JNL/PIMCO Total Return Bond Division663

  Accumulation unit value:
    Beginning of period                                                    $12.84               N/A                 N/A
    End of period                                                          $12.87               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     17,571               N/A                 N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division498

  Accumulation unit value:
    Beginning of period                                                    $13.44               N/A                 N/A
    End of period                                                          $15.89               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Salomon Brothers High Yield Bond Division682

  Accumulation unit value:
    Beginning of period                                                    $11.83               N/A                 N/A
    End of period                                                          $12.05               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,908               N/A                 N/A

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division682

  Accumulation unit value:
    Beginning of period                                                     $7.15               N/A                 N/A
    End of period                                                           $7.78               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,738               N/A                 N/A

JNL/MCM The DowSM 10 Division568

  Accumulation unit value:
    Beginning of period                                                     $8.69               N/A                 N/A
    End of period                                                           $9.02               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,330               N/A                 N/A

JNL/MCM The S&P(R) 10 Division724

  Accumulation unit value:
    Beginning of period                                                     $9.10               N/A                 N/A
    End of period                                                           $9.35               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,309               N/A                 N/A

JNL/MCM Global 15 Division724

  Accumulation unit value:
    Beginning of period                                                    $10.95               N/A                 N/A
    End of period                                                          $11.06               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,611               N/A                 N/A

JNL/MCM 25 Division498

  Accumulation unit value:
    Beginning of period                                                     $9.46               N/A                 N/A
    End of period                                                          $11.25               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,728               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Select Small-Cap Division498

  Accumulation unit value:
    Beginning of period                                                    $15.96               N/A                 N/A
    End of period                                                          $17.30               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       652                N/A                 N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division736

  Accumulation unit value:
    Beginning of period                                                    $10.16               N/A                 N/A
    End of period                                                          $10.12               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       15                 N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division568

  Accumulation unit value:
    Beginning of period                                                    $13.46               N/A                 N/A
    End of period                                                          $16.34               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,264               N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Value Division568

  Accumulation unit value:
    Beginning of period                                                    $11.22               N/A                 N/A
    End of period                                                          $12.50               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,313               N/A                 N/A

JNL/MCM S&P 500 Index Division529

  Accumulation unit value:
    Beginning of period                                                     $9.79               N/A                 N/A
    End of period                                                          $10.15               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      8,573               N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division529

  Accumulation unit value:
    Beginning of period                                                    $11.65               N/A                 N/A
    End of period                                                          $12.42               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,629               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Small Cap Index Division529

  Accumulation unit value:
    Beginning of period                                                    $11.89               N/A                 N/A
    End of period                                                          $12.73               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,946               N/A                 N/A

JNL/MCM International Index Division498

  Accumulation unit value:
    Beginning of period                                                    $11.60               N/A                 N/A
    End of period                                                          $13.13               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       56                 N/A                 N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division682

  Accumulation unit value:
    Beginning of period                                                     $9.88               N/A                 N/A
    End of period                                                          $10.77               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       376                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division435

  Accumulation unit value:
    Beginning of period                                                    $14.32              $13.11               N/A
    End of period                                                          $16.01              $14.32               N/A
  Accumulation units outstanding
  at the end of period                                                       601                 75                 N/A

JNL/MCM Nasdaq 15 Division724

  Accumulation unit value:
    Beginning of period                                                    $10.84               N/A                 N/A
    End of period                                                          $10.80               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       160                N/A                 N/A

JNL/MCM Value Line 25 Division724

  Accumulation unit value:
    Beginning of period                                                    $11.20               N/A                 N/A
    End of period                                                          $11.40               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,062               N/A                 N/A

JNL/MCM VIP Division724

  Accumulation unit value:
    Beginning of period                                                    $10.86               N/A                 N/A
    End of period                                                          $11.05               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       387                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM JNL 5 Division724

  Accumulation unit value:
    Beginning of period                                                    $10.65               N/A                 N/A
    End of period                                                          $10.88               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       231                N/A                 N/A

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division522

  Accumulation unit value:
    Beginning of period                                                    $11.15               N/A                 N/A
    End of period                                                          $11.91               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,693               N/A                 N/A

JNL/S&P Managed Aggressive Growth Division674

  Accumulation unit value:
    Beginning of period                                                    $10.78               N/A                 N/A
    End of period                                                          $11.70               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,318               N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I498

  Accumulation unit value:
    Beginning of period                                                     $9.90               N/A                 N/A
    End of period                                                           $9.70               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division688

  Accumulation unit value:
    Beginning of period                                                     $9.91               N/A                 N/A
    End of period                                                          $10.47               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     15,834               N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.60% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
5% ROLL-UP DEATH BENEFIT AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH AND THREE YEAR WITHDRAWAL CHARGE
  PERIOD
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND THREE YEAR WITHDRAWAL CHARGE PERIOD

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division708

  Accumulation unit value:
    Beginning of period                                                    $22.49               N/A                 N/A
    End of period                                                          $23.26               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       114                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division716

  Accumulation unit value:
    Beginning of period                                                    $20.54               N/A                 N/A
    End of period                                                          $20.67               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       487                N/A                 N/A

JNL/Alger Growth Division568

  Accumulation unit value:
    Beginning of period                                                    $14.92               N/A                 N/A
    End of period                                                          $15.62               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division708

  Accumulation unit value:
    Beginning of period                                                    $15.15               N/A                 N/A
    End of period                                                          $15.56               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       254                N/A                 N/A

JNL/Eagle SmallCap Equity Division556

  Accumulation unit value:
    Beginning of period                                                    $16.42               N/A                 N/A
    End of period                                                          $17.72               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Select Balanced Division608

  Accumulation unit value:
    Beginning of period                                                    $19.19               N/A                 N/A
    End of period                                                          $20.51               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,453               N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division490

  Accumulation unit value:
    Beginning of period                                                    $14.13               N/A                 N/A
    End of period                                                          $14.32               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division569

  Accumulation unit value:
    Beginning of period                                                    $15.75               N/A                 N/A
    End of period                                                          $16.60               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,107               N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division608

  Accumulation unit value:
    Beginning of period                                                    $13.44               N/A                 N/A
    End of period                                                          $13.88               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,530               N/A                 N/A

JNL/T. Rowe Price Established Growth Division569

  Accumulation unit value:
    Beginning of period                                                    $21.15               N/A                 N/A
    End of period                                                          $22.97               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/JPMorgan International Equity Division569

  Accumulation unit value:
    Beginning of period                                                    $10.49               N/A                 N/A
    End of period                                                          $12.01               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division569

  Accumulation unit value:
    Beginning of period                                                    $26.21               N/A                 N/A
    End of period                                                          $29.82               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,117               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division569

  Accumulation unit value:
    Beginning of period                                                     $8.27               N/A                 N/A
    End of period                                                           $9.64               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/PIMCO Total Return Bond Division569

  Accumulation unit value:
    Beginning of period                                                    $12.54               N/A                 N/A
    End of period                                                          $12.87               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,621               N/A                 N/A

JNL/Lazard Small Cap Value Division490

  Accumulation unit value:
    Beginning of period                                                    $12.31               N/A                 N/A
    End of period                                                          $13.48               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       195                N/A                 N/A

JNL/Lazard Mid Cap Value Division490

  Accumulation unit value:
    Beginning of period                                                    $13.18               N/A                 N/A
    End of period                                                          $15.88               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,051               N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $11.75               N/A                 N/A
    End of period                                                          $12.05               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,175               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division490

  Accumulation unit value:
    Beginning of period                                                     $7.27               N/A                 N/A
    End of period                                                           $7.78               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM The DowSM 10 Division556

  Accumulation unit value:
    Beginning of period                                                     $8.81               N/A                 N/A
    End of period                                                           $9.02               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     11,241               N/A                 N/A

JNL/MCM The S&P(R) 10 Division556

  Accumulation unit value:
    Beginning of period                                                     $8.30               N/A                 N/A
    End of period                                                           $9.35               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,680               N/A                 N/A

JNL/MCM Global 15 Division556

  Accumulation unit value:
    Beginning of period                                                     $9.77               N/A                 N/A
    End of period                                                          $11.06               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     13,996               N/A                 N/A

JNL/MCM 25 Division556

  Accumulation unit value:
    Beginning of period                                                     $9.84               N/A                 N/A
    End of period                                                          $11.24               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,975               N/A                 N/A

JNL/MCM Select Small-Cap Division557

  Accumulation unit value:
    Beginning of period                                                    $15.54               N/A                 N/A
    End of period                                                          $17.30               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,289               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division720

  Accumulation unit value:
    Beginning of period                                                     $5.36               N/A                 N/A
    End of period                                                           $5.37               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       518                N/A                 N/A

JNL/MCM Healthcare Sector Division720

  Accumulation unit value:
    Beginning of period                                                     $9.64               N/A                 N/A
    End of period                                                          $10.11               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       275                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division711

  Accumulation unit value:
    Beginning of period                                                    $16.60               N/A                 N/A
    End of period                                                          $16.33               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,939               N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division568

  Accumulation unit value:
    Beginning of period                                                     $8.96               N/A                 N/A
    End of period                                                           $9.64               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,225               N/A                 N/A

JNL/T. Rowe Price Value Division569

  Accumulation unit value:
    Beginning of period                                                    $11.15               N/A                 N/A
    End of period                                                          $12.50               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       212                N/A                 N/A

JNL/MCM S&P 500 Index Division490

  Accumulation unit value:
    Beginning of period                                                     $9.57               N/A                 N/A
    End of period                                                          $10.15               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      9,954               N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division490

  Accumulation unit value:
    Beginning of period                                                    $11.15               N/A                 N/A
    End of period                                                          $12.41               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,468               N/A                 N/A

JNL/MCM Small Cap Index Division490

  Accumulation unit value:
    Beginning of period                                                    $11.46               N/A                 N/A
    End of period                                                          $12.72               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,938               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division490

  Accumulation unit value:
    Beginning of period                                                    $11.47               N/A                 N/A
    End of period                                                          $13.12               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,049               N/A                 N/A

JNL/MCM Bond Index Division705

  Accumulation unit value:
    Beginning of period                                                    $10.71               N/A                 N/A
    End of period                                                          $10.73               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,649               N/A                 N/A

JNL/Oppenheimer Global Growth Division490

  Accumulation unit value:
    Beginning of period                                                     $9.61               N/A                 N/A
    End of period                                                          $10.85               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division568

  Accumulation unit value:
    Beginning of period                                                    $10.16               N/A                 N/A
    End of period                                                          $10.77               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/AIM Small Cap Growth Division568

  Accumulation unit value:
    Beginning of period                                                    $10.84               N/A                 N/A
    End of period                                                          $11.48               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division568

  Accumulation unit value:
    Beginning of period                                                     $9.07               N/A                 N/A
    End of period                                                           $8.96               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 15 Division724

  Accumulation unit value:
    Beginning of period                                                    $10.84               N/A                 N/A
    End of period                                                          $10.80               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       332                N/A                 N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division720

  Accumulation unit value:
    Beginning of period                                                    $10.65               N/A                 N/A
    End of period                                                          $11.05               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,175               N/A                 N/A

JNL/MCM JNL 5 Division709

  Accumulation unit value:
    Beginning of period                                                    $10.39               N/A                 N/A
    End of period                                                          $10.88               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,888               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division729

  Accumulation unit value:
    Beginning of period                                                    $11.72               N/A                 N/A
    End of period                                                          $11.91               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,003               N/A                 N/A

JNL/S&P Managed Aggressive Growth Division729

  Accumulation unit value:
    Beginning of period                                                    $11.50               N/A                 N/A
    End of period                                                          $11.69               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,530               N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division729

  Accumulation unit value:
    Beginning of period                                                    $10.23               N/A                 N/A
    End of period                                                          $10.29               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      9,287               N/A                 N/A

JNL/S&P Managed Moderate Division729

  Accumulation unit value:
    Beginning of period                                                    $10.37               N/A                 N/A
    End of period                                                          $10.47               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,696               N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.605% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM
  CREDIT 2% AND THREE YEAR WITHDRAWAL
CHARGE PERIOD

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division629

  Accumulation unit value:
    Beginning of period                                                     $8.42               N/A                 N/A
    End of period                                                           $9.01               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       634                N/A                 N/A

JNL/MCM The S&P(R) 10 Division629

  Accumulation unit value:
    Beginning of period                                                     $7.97               N/A                 N/A
    End of period                                                           $9.35               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       670                N/A                 N/A

JNL/MCM Global 15 Division629

  Accumulation unit value:
    Beginning of period                                                     $9.26               N/A                 N/A
    End of period                                                          $11.06               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       576                N/A                 N/A

JNL/MCM 25 Division629

  Accumulation unit value:
    Beginning of period                                                     $9.96               N/A                 N/A
    End of period                                                          $11.24               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       536                N/A                 N/A

JNL/MCM Select Small-Cap Division629

  Accumulation unit value:
    Beginning of period                                                    $14.33               N/A                 N/A
    End of period                                                          $17.29               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       373                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.61% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND
  HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM CREDIT 4%
5% ROLL-UP DEATH BENEFIT AND PREMIUM CREDIT 4% AND THREE YEAR WITHDRAWAL CHARGE
  PERIOD 5% ROLL-UP DEATH BENEFIT AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 4%
GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 4% AND THREE YEAR
  WITHDRAWAL CHARGE PERIOD
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 4%
COMBINED DEATH BENEFIT AND EARNINGSMAX AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT
  AND PREMIUM CREDIT 4%
EARNINGSMAX AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND HIGHEST ANNIVERSARY
  VALUE DEATH BENEFIT AND PREMIUM CREDIT 4%
NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 4% AND THREE YEAR
  WITHDRAWAL CHARGE PERIOD
GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 4% AND THREE YEAR
   WITHDRAWAL CHARGE PERIOD
COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND NEW
  GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 4%
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT
  RELAUNCH AND PREMIUM CREDIT 4%
COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH AND PREMIUM CREDIT 4%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division383

  Accumulation unit value:
    Beginning of period                                                    $21.36              $18.62               N/A
    End of period                                                          $23.24              $21.36               N/A
  Accumulation units outstanding
  at the end of period                                                      5,405              1,061                N/A

JNL/FMR Capital Growth Division383

  Accumulation unit value:
    Beginning of period                                                    $16.26              $14.17               N/A
    End of period                                                          $18.70              $16.26               N/A
  Accumulation units outstanding
  at the end of period                                                      2,345               659                 N/A

JNL/Select Global Growth Division593

  Accumulation unit value:
    Beginning of period                                                    $18.88               N/A                 N/A
    End of period                                                          $20.65               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,210               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alger Growth Division305

  Accumulation unit value:
    Beginning of period                                                    $15.26              $11.61               N/A
    End of period                                                          $15.61              $15.26               N/A
  Accumulation units outstanding
  at the end of period                                                      8,361              4,622                N/A

JNL/Eagle Core Equity Division458

  Accumulation unit value:
    Beginning of period                                                    $15.01              $14.13               N/A
    End of period                                                          $15.55              $15.01               N/A
  Accumulation units outstanding
  at the end of period                                                     11,226               564                 N/A

JNL/Eagle SmallCap Equity Division414

  Accumulation unit value:
    Beginning of period                                                    $15.30              $15.01               N/A
    End of period                                                          $17.70              $15.30               N/A
  Accumulation units outstanding
  at the end of period                                                      7,933              3,966                N/A

JNL/Select Balanced Division415

  Accumulation unit value:
    Beginning of period                                                    $18.97              $17.69               N/A
    End of period                                                          $20.49              $18.97               N/A
  Accumulation units outstanding
  at the end of period                                                     23,860              4,492                N/A

JNL/Putnam Equity Division387

  Accumulation unit value:
    Beginning of period                                                    $16.32              $14.37               N/A
    End of period                                                          $17.97              $16.32               N/A
  Accumulation units outstanding
  at the end of period                                                      7,612              5,186                N/A

JNL/PPM America High Yield Bond Division383

  Accumulation unit value:
    Beginning of period                                                    $13.96              $12.87               N/A
    End of period                                                          $14.31              $13.96               N/A
  Accumulation units outstanding
  at the end of period                                                        -                6,348                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Money Market Division412

  Accumulation unit value:
    Beginning of period                                                    $11.09              $11.16               N/A
    End of period                                                          $10.89              $11.09               N/A
  Accumulation units outstanding
  at the end of period                                                     50,276                -                  N/A

JNL/Putnam Value Equity Division305

  Accumulation unit value:
    Beginning of period                                                    $16.50              $12.99               N/A
    End of period                                                          $17.64              $16.50               N/A
  Accumulation units outstanding
  at the end of period                                                     11,234              11,976               N/A

JNL/Salomon Brothers Strategic Bond Division383

  Accumulation unit value:
    Beginning of period                                                    $15.92              $15.08               N/A
    End of period                                                          $16.58              $15.92               N/A
  Accumulation units outstanding
  at the end of period                                                     25,423              1,614                N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division383

  Accumulation unit value:
    Beginning of period                                                    $13.71              $13.38               N/A
    End of period                                                          $13.87              $13.71               N/A
  Accumulation units outstanding
  at the end of period                                                     15,224              3,222                N/A

JNL/T. Rowe Price Established Growth Division383

  Accumulation unit value:
    Beginning of period                                                    $21.44              $19.13               N/A
    End of period                                                          $22.95              $21.44               N/A
  Accumulation units outstanding
  at the end of period                                                     24,264              6,044                N/A

JNL/JPMorgan International Equity Division383

  Accumulation unit value:
    Beginning of period                                                    $10.59              $8.92                N/A
    End of period                                                          $12.00              $10.59               N/A
  Accumulation units outstanding
  at the end of period                                                     15,028              2,661                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/T. Rowe Price Mid-Cap Growth Division305

  Accumulation unit value:
    Beginning of period                                                    $25.91              $18.82               N/A
    End of period                                                          $29.79              $25.91               N/A
  Accumulation units outstanding
  at the end of period                                                     24,521              5,076                N/A

JNL/Alliance Capital Growth Division383

  Accumulation unit value:
    Beginning of period                                                     $8.83              $8.01                N/A
    End of period                                                           $9.14              $8.83                N/A
  Accumulation units outstanding
  at the end of period                                                      4,115               717                 N/A

JNL/JPMorgan International Value Division305

  Accumulation unit value:
    Beginning of period                                                     $8.07              $5.61                N/A
    End of period                                                           $9.63              $8.07                N/A
  Accumulation units outstanding
  at the end of period                                                     40,184              3,121                N/A

JNL/PIMCO Total Return Bond Division305

  Accumulation unit value:
    Beginning of period                                                    $12.64              $12.52               N/A
    End of period                                                          $12.86              $12.64               N/A
  Accumulation units outstanding
  at the end of period                                                     48,716              14,714               N/A

JNL/Lazard Small Cap Value Division305

  Accumulation unit value:
    Beginning of period                                                    $11.99              $8.44                N/A
    End of period                                                          $13.47              $11.99               N/A
  Accumulation units outstanding
  at the end of period                                                     34,221              5,528                N/A

JNL/Lazard Mid Cap Value Division305

  Accumulation unit value:
    Beginning of period                                                    $13.06              $10.01               N/A
    End of period                                                          $15.87              $13.06               N/A
  Accumulation units outstanding
  at the end of period                                                     47,356              8,803                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $11.74               N/A                 N/A
    End of period                                                          $12.04               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     54,133               N/A                 N/A

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division381

  Accumulation unit value:
    Beginning of period                                                     $7.17              $6.29                N/A
    End of period                                                           $7.78              $7.17                N/A
  Accumulation units outstanding
  at the end of period                                                     45,510              20,419               N/A

JNL/MCM The DowSM 10 Division271

  Accumulation unit value:
    Beginning of period                                                     $8.99              $6.56                N/A
    End of period                                                           $9.01              $8.99                N/A
  Accumulation units outstanding
  at the end of period                                                     268,892             63,020               N/A

JNL/MCM The S&P(R) 10 Division271

  Accumulation unit value:
    Beginning of period                                                     $8.16              $6.51                N/A
    End of period                                                           $9.35              $8.16                N/A
  Accumulation units outstanding
  at the end of period                                                     222,449             52,344               N/A

JNL/MCM Global 15 Division271

  Accumulation unit value:
    Beginning of period                                                     $8.86              $6.17                N/A
    End of period                                                          $11.06              $8.86                N/A
  Accumulation units outstanding
  at the end of period                                                     258,051             44,163               N/A

JNL/MCM 25 Division271

  Accumulation unit value:
    Beginning of period                                                     $9.46              $6.64                N/A
    End of period                                                          $11.24              $9.46                N/A
  Accumulation units outstanding
  at the end of period                                                     287,783             52,839               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Select Small-Cap Division271

  Accumulation unit value:
    Beginning of period                                                    $15.76              $10.23               N/A
    End of period                                                          $17.29              $15.76               N/A
  Accumulation units outstanding
  at the end of period                                                     121,721             24,312               N/A

JNL/MCM Technology Sector Division543

  Accumulation unit value:
    Beginning of period                                                     $5.08               N/A                 N/A
    End of period                                                           $5.37               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       808                N/A                 N/A

JNL/MCM Healthcare Sector Division538

  Accumulation unit value:
    Beginning of period                                                    $10.07               N/A                 N/A
    End of period                                                          $10.11               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     19,948               N/A                 N/A

JNL/MCM Financial Sector Division543

  Accumulation unit value:
    Beginning of period                                                    $10.47               N/A                 N/A
    End of period                                                          $11.38               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     21,166               N/A                 N/A

JNL/MCM Oil & Gas Sector Division541

  Accumulation unit value:
    Beginning of period                                                    $13.09               N/A                 N/A
    End of period                                                          $16.32               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     55,492               N/A                 N/A

JNL/MCM Consumer Brands Sector Division590

  Accumulation unit value:
    Beginning of period                                                     $9.40               N/A                 N/A
    End of period                                                          $10.22               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,162               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division590

  Accumulation unit value:
    Beginning of period                                                     $3.77               N/A                 N/A
    End of period                                                           $4.27               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     89,770               N/A                 N/A

JNL/Putnam Midcap Growth Division305

  Accumulation unit value:
    Beginning of period                                                     $6.20              $4.69                N/A
    End of period                                                           $7.16              $6.20                N/A
  Accumulation units outstanding
  at the end of period                                                     32,583              13,327               N/A

JNL/FMR Balanced Division377

  Accumulation unit value:
    Beginning of period                                                     $9.04              $8.50                N/A
    End of period                                                           $9.63              $9.04                N/A
  Accumulation units outstanding
  at the end of period                                                     37,897              6,906                N/A

JNL/T. Rowe Price Value Division377

  Accumulation unit value:
    Beginning of period                                                    $11.13              $9.71                N/A
    End of period                                                          $12.49              $11.13               N/A
  Accumulation units outstanding
  at the end of period                                                     36,571              7,568                N/A

JNL/MCM S&P 500 Index Division271

  Accumulation unit value:
    Beginning of period                                                     $9.46              $7.29                N/A
    End of period                                                          $10.14              $9.46                N/A
  Accumulation units outstanding
  at the end of period                                                     223,551             28,658               N/A

JNL/MCM S&P 400 MidCap Index Division271

  Accumulation unit value:
    Beginning of period                                                    $11.00              $7.86                N/A
    End of period                                                          $12.41              $11.00               N/A
  Accumulation units outstanding
  at the end of period                                                     87,918              15,506               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Small Cap Index Division271

  Accumulation unit value:
    Beginning of period                                                    $11.12              $7.34                N/A
    End of period                                                          $12.72              $11.12               N/A
  Accumulation units outstanding
  at the end of period                                                     88,659              14,484               N/A

JNL/MCM International Index Division271

  Accumulation unit value:
    Beginning of period                                                    $11.27              $8.02                N/A
    End of period                                                          $13.12              $11.27               N/A
  Accumulation units outstanding
  at the end of period                                                     89,043              13,662               N/A

JNL/MCM Bond Index Division271

  Accumulation unit value:
    Beginning of period                                                    $10.62              $10.62               N/A
    End of period                                                          $10.72              $10.62               N/A
  Accumulation units outstanding
  at the end of period                                                     79,764              11,896               N/A

JNL/Oppenheimer Global Growth Division414

  Accumulation unit value:
    Beginning of period                                                     $9.44              $8.48                N/A
    End of period                                                          $10.85              $9.44                N/A
  Accumulation units outstanding
  at the end of period                                                     15,145              4,967                N/A

JNL/Oppenheimer Growth Division430

  Accumulation unit value:
    Beginning of period                                                     $7.73              $7.77                N/A
    End of period                                                           $7.85              $7.73                N/A
  Accumulation units outstanding
  at the end of period                                                     16,561              5,397                N/A

JNL/AIM Large Cap Growth Division305

  Accumulation unit value:
    Beginning of period                                                    $10.04              $8.00                N/A
    End of period                                                          $10.76              $10.04               N/A
  Accumulation units outstanding
  at the end of period                                                     66,397              32,248               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Small Cap Growth Division305

  Accumulation unit value:
    Beginning of period                                                    $11.03              $7.82                N/A
    End of period                                                          $11.48              $11.03               N/A
  Accumulation units outstanding
  at the end of period                                                      5,813              4,966                N/A

JNL/AIM Premier Equity II Division362

  Accumulation unit value:
    Beginning of period                                                     $9.19              $8.29                N/A
    End of period                                                           $8.96              $9.19                N/A
  Accumulation units outstanding
  at the end of period                                                        -                24,448               N/A

JNL/Select Value Division478

  Accumulation unit value:
    Beginning of period                                                    $14.31              $13.73               N/A
    End of period                                                          $16.00              $14.31               N/A
  Accumulation units outstanding
  at the end of period                                                     17,975              1,060                N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division723

  Accumulation unit value:
    Beginning of period                                                    $11.12               N/A                 N/A
    End of period                                                          $11.40               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,763               N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM JNL 5 Division681

  Accumulation unit value:
    Beginning of period                                                     $9.86               N/A                 N/A
    End of period                                                          $10.88               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,006               N/A                 N/A

JNL/S&P Managed Moderate Growth Division362

  Accumulation unit value:
    Beginning of period                                                    $10.88              $10.17               N/A
    End of period                                                          $11.62              $10.88               N/A
  Accumulation units outstanding
  at the end of period                                                     368,038             35,508               N/A

JNL/S&P Managed Growth Division362

  Accumulation unit value:
    Beginning of period                                                    $10.96              $10.04               N/A
    End of period                                                          $11.90              $10.96               N/A
  Accumulation units outstanding
  at the end of period                                                     408,267            109,932               N/A

JNL/S&P Managed Aggressive Growth Division362

  Accumulation unit value:
    Beginning of period                                                    $10.65              $9.54                N/A
    End of period                                                          $11.69              $10.65               N/A
  Accumulation units outstanding
  at the end of period                                                     173,883             45,415               N/A

JNL/S&P Very Aggressive Growth Division I414

  Accumulation unit value:
    Beginning of period                                                    $10.27              $9.61                N/A
    End of period                                                          $10.42              $10.27               N/A
  Accumulation units outstanding
  at the end of period                                                        -                1,772                N/A

JNL/S&P Equity Growth Division I414

  Accumulation unit value:
    Beginning of period                                                     $9.60              $8.99                N/A
    End of period                                                           $9.69              $9.60                N/A
  Accumulation units outstanding
  at the end of period                                                        -                5,680                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Equity Aggressive Growth Division I518

  Accumulation unit value:
    Beginning of period                                                    $10.21               N/A                 N/A
    End of period                                                           $9.94               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Core Index 50 Division488

  Accumulation unit value:
    Beginning of period                                                     $9.86               N/A                 N/A
    End of period                                                           $9.86               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Core Index 100 Division401

  Accumulation unit value:
    Beginning of period                                                    $10.04              $9.28                N/A
    End of period                                                          $10.14              $10.04               N/A
  Accumulation units outstanding
  at the end of period                                                        -                7,825                N/A

JNL/S&P Core Index 75 Division514

  Accumulation unit value:
    Beginning of period                                                    $10.29               N/A                 N/A
    End of period                                                          $10.04               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Managed Conservative Division699

  Accumulation unit value:
    Beginning of period                                                    $10.12               N/A                 N/A
    End of period                                                          $10.29               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      9,252               N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.62% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND HIGHEST ANNIVERSARY VALUE DEATH
  BENEFIT AND PREMIUM CREDIT 3% AND THREE
YEAR WITHDRAWAL CHARGE PERIOD

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Money Market Division541

  Accumulation unit value:
    Beginning of period                                                    $11.03               N/A                 N/A
    End of period                                                          $10.88               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division546

  Accumulation unit value:
    Beginning of period                                                     $8.79               N/A                 N/A
    End of period                                                           $9.01               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,747               N/A                 N/A

JNL/MCM The S&P(R) 10 Division546

  Accumulation unit value:
    Beginning of period                                                     $8.26               N/A                 N/A
    End of period                                                           $9.34               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,864               N/A                 N/A

JNL/MCM Global 15 Division546

  Accumulation unit value:
    Beginning of period                                                     $9.40               N/A                 N/A
    End of period                                                          $11.05               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,618               N/A                 N/A

JNL/MCM 25 Division546

  Accumulation unit value:
    Beginning of period                                                     $9.65               N/A                 N/A
    End of period                                                          $11.23               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,482               N/A                 N/A

JNL/MCM Select Small-Cap Division546

  Accumulation unit value:
    Beginning of period                                                    $15.32               N/A                 N/A
    End of period                                                          $17.28               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,069               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division643

  Accumulation unit value:
    Beginning of period                                                    $13.93               N/A                 N/A
    End of period                                                          $16.32               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       278                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division532

  Accumulation unit value:
    Beginning of period                                                    $10.91               N/A                 N/A
    End of period                                                          $11.68               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     11,717               N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I543

  Accumulation unit value:
    Beginning of period                                                     $9.45               N/A                 N/A
    End of period                                                           $9.69               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.645% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM
  CREDIT 2% AND THREE YEAR WITHDRAWAL CHARGE PERIOD
20% ADDITIONAL FREE WITHDRAWAL AND EARNINGSMAX AND GUARANTEED MINIMUM WITHDRAWAL
  BENEFIT AND MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM CREDIT 2%
20% ADDITIONAL FREE WITHDRAWAL AND COMPOUNDING DEATH BENEFIT AND FIVE YEAR
  WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 2%
20% ADDITIONAL FREE WITHDRAWAL AND 5% ROLL-UP DEATH BENEFIT AND GUARANTEED
  MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 2%
5% ROLL-UP DEATH BENEFIT AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED
  MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 2%
20% ADDITIONAL FREE WITHDRAWAL AND COMBINATION 4% ROLL-UP AND HIGHEST
  ANNIVERSARY VALUE DEATH BENEFIT AND EARNINGSMAX AND PREMIUM CREDIT 2%
20% ADDITIONAL FREE WITHDRAWAL AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND NEW
  GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 2%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division678

  Accumulation unit value:
    Beginning of period                                                    $18.68               N/A                 N/A
    End of period                                                          $20.58               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,395               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/T. Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Salomon Brothers High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division423

  Accumulation unit value:
    Beginning of period                                                     $8.98              $7.84                N/A
    End of period                                                           $8.99              $8.98                N/A
  Accumulation units outstanding
  at the end of period                                                     19,358              6,312                N/A

JNL/MCM The S&P(R) 10 Division423

  Accumulation unit value:
    Beginning of period                                                     $8.14              $7.39                N/A
    End of period                                                           $9.33              $8.14                N/A
  Accumulation units outstanding
  at the end of period                                                     19,109              6,742                N/A

JNL/MCM Global 15 Division423

  Accumulation unit value:
    Beginning of period                                                     $8.84              $8.39                N/A
    End of period                                                          $11.04              $8.84                N/A
  Accumulation units outstanding
  at the end of period                                                     16,205              5,934                N/A

JNL/MCM 25 Division423

  Accumulation unit value:
    Beginning of period                                                     $9.45              $8.12                N/A
    End of period                                                          $11.22              $9.45                N/A
  Accumulation units outstanding
  at the end of period                                                     16,173              6,054                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Select Small-Cap Division423

  Accumulation unit value:
    Beginning of period                                                    $15.74              $14.18               N/A
    End of period                                                          $17.25              $15.74               N/A
  Accumulation units outstanding
  at the end of period                                                     10,048              3,412                N/A

JNL/MCM Technology Sector Division525

  Accumulation unit value:
    Beginning of period                                                     $5.46               N/A                 N/A
    End of period                                                           $5.36               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,208               N/A                 N/A

JNL/MCM Healthcare Sector Division714

  Accumulation unit value:
    Beginning of period                                                     $9.53               N/A                 N/A
    End of period                                                          $10.09               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,070               N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 500 Index Division338

  Accumulation unit value:
    Beginning of period                                                     $9.45              $8.27                N/A
    End of period                                                          $10.13              $9.45                N/A
  Accumulation units outstanding
  at the end of period                                                     10,154              3,702                N/A

JNL/MCM S&P 400 MidCap Index Division338

  Accumulation unit value:
    Beginning of period                                                    $10.99              $9.18                N/A
    End of period                                                          $12.40              $10.99               N/A
  Accumulation units outstanding
  at the end of period                                                      2,896              1,333                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Small Cap Index Division525

  Accumulation unit value:
    Beginning of period                                                    $11.63               N/A                 N/A
    End of period                                                          $12.71               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,528               N/A                 N/A

JNL/MCM International Index Division525

  Accumulation unit value:
    Beginning of period                                                    $11.63               N/A                 N/A
    End of period                                                          $13.11               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,531               N/A                 N/A

JNL/MCM Bond Index Division338

  Accumulation unit value:
    Beginning of period                                                    $10.61              $10.84               N/A
    End of period                                                          $10.71              $10.61               N/A
  Accumulation units outstanding
  at the end of period                                                      6,458              1,694                N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM JNL 5 Division714

  Accumulation unit value:
    Beginning of period                                                    $10.55               N/A                 N/A
    End of period                                                          $10.88               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     17,433               N/A                 N/A

JNL/S&P Managed Moderate Growth Division540

  Accumulation unit value:
    Beginning of period                                                    $10.88               N/A                 N/A
    End of period                                                          $11.59               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     11,948               N/A                 N/A

JNL/S&P Managed Growth Division423

  Accumulation unit value:
    Beginning of period                                                    $10.94              $10.42               N/A
    End of period                                                          $11.87              $10.94               N/A
  Accumulation units outstanding
  at the end of period                                                     16,125              3,207                N/A

JNL/S&P Managed Aggressive Growth Division423

  Accumulation unit value:
    Beginning of period                                                    $10.63              $9.85                N/A
    End of period                                                          $11.66              $10.63               N/A
  Accumulation units outstanding
  at the end of period                                                     14,384              15,561               N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division737

  Accumulation unit value:
    Beginning of period                                                    $10.47               N/A                 N/A
    End of period                                                          $10.47               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,015               N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.65% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
20% ADDITIONAL FREE WITHDRAWAL AND COMBINATION 5% ROLL-UP AND HIGHEST
  ANNIVERSARY VALUE DEATH BENEFIT AND EARNINGSMAX AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT
20% ADDITIONAL FREE WITHDRAWAL AND 5% ROLL-UP DEATH BENEFIT AND FIVE YEAR
  WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT
5% ROLL-UP DEATH BENEFIT AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH AND
  THREE YEAR WITHDRAWAL CHARGE PERIOD
20% ADDITIONAL FREE WITHDRAWAL AND COMBINED DEATH BENEFIT AND EARNINGSMAX AND
  FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  EARNINGSMAX AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT
20% ADDITIONAL FREE WITHDRAWAL AND COMBINATION 5% ROLL-UP AND HIGHEST
  ANNIVERSARY VALUE DEATH BENEFIT AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND NEW
  GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND THREE YEAR WITHDRAWAL CHARGE PERIOD

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division351

  Accumulation unit value:
    Beginning of period                                                    $21.29              $18.98               N/A
    End of period                                                          $23.15              $21.29               N/A
  Accumulation units outstanding
  at the end of period                                                       422                422                 N/A

JNL/FMR Capital Growth Division357

  Accumulation unit value:
    Beginning of period                                                    $16.21              $14.19               N/A
    End of period                                                          $18.62              $16.21               N/A
  Accumulation units outstanding
  at the end of period                                                       282                282                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alger Growth Division386

  Accumulation unit value:
    Beginning of period                                                    $15.21              $13.48               N/A
    End of period                                                          $15.55              $15.21               N/A
  Accumulation units outstanding
  at the end of period                                                       462                297                 N/A

JNL/Eagle Core Equity Division351

  Accumulation unit value:
    Beginning of period                                                    $14.97              $13.88               N/A
    End of period                                                          $15.50              $14.97               N/A
  Accumulation units outstanding
  at the end of period                                                       404                294                 N/A

JNL/Eagle SmallCap Equity Division304

  Accumulation unit value:
    Beginning of period                                                    $15.25              $10.59               N/A
    End of period                                                          $17.65              $15.25               N/A
  Accumulation units outstanding
  at the end of period                                                       416                315                 N/A

JNL/Select Balanced Division360

  Accumulation unit value:
    Beginning of period                                                      N/A               $17.67               N/A
    End of period                                                          $20.42              $18.91               N/A
  Accumulation units outstanding
  at the end of period                                                       263                 -                  N/A

JNL/Putnam Equity Division357

  Accumulation unit value:
    Beginning of period                                                    $16.26              $14.48               N/A
    End of period                                                          $17.90              $16.26               N/A
  Accumulation units outstanding
  at the end of period                                                       276                276                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Money Market Division317

  Accumulation unit value:
    Beginning of period                                                    $11.05              $11.22               N/A
    End of period                                                          $10.85              $11.05               N/A
  Accumulation units outstanding
  at the end of period                                                        -                5,888                N/A

JNL/Putnam Value Equity Division351

  Accumulation unit value:
    Beginning of period                                                    $16.44              $15.29               N/A
    End of period                                                          $17.58              $16.44               N/A
  Accumulation units outstanding
  at the end of period                                                       267                267                 N/A

JNL/Salomon Brothers Strategic Bond Division304

  Accumulation unit value:
    Beginning of period                                                    $15.86              $15.19               N/A
    End of period                                                          $16.51              $15.86               N/A
  Accumulation units outstanding
  at the end of period                                                       464                256                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Established Growth Division347

  Accumulation unit value:
    Beginning of period                                                    $21.36              $19.28               N/A
    End of period                                                          $22.86              $21.36               N/A
  Accumulation units outstanding
  at the end of period                                                       209                209                 N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/T. Rowe Price Mid-Cap Growth Division304

  Accumulation unit value:
    Beginning of period                                                    $25.82              $19.00               N/A
    End of period                                                          $29.68              $25.82               N/A
  Accumulation units outstanding
  at the end of period                                                       239                178                 N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division357

  Accumulation unit value:
    Beginning of period                                                     $8.05              $6.41                N/A
    End of period                                                           $9.61              $8.05                N/A
  Accumulation units outstanding
  at the end of period                                                      1,308               624                 N/A

JNL/PIMCO Total Return Bond Division304

  Accumulation unit value:
    Beginning of period                                                    $12.61              $12.49               N/A
    End of period                                                          $12.82              $12.61               N/A
  Accumulation units outstanding
  at the end of period                                                       313               5,541                N/A

JNL/Lazard Small Cap Value Division326

  Accumulation unit value:
    Beginning of period                                                      N/A               $8.96                N/A
    End of period                                                          $13.44              $11.96               N/A
  Accumulation units outstanding
  at the end of period                                                       339                 -                  N/A

JNL/Lazard Mid Cap Value Division326

  Accumulation unit value:
    Beginning of period                                                      N/A               $10.47               N/A
    End of period                                                          $15.83              $13.03               N/A
  Accumulation units outstanding
  at the end of period                                                       589                 -                  N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $11.71               N/A                 N/A
    End of period                                                          $12.01               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division391

  Accumulation unit value:
    Beginning of period                                                      N/A               $6.34                N/A
    End of period                                                           $7.76              $7.14                N/A
  Accumulation units outstanding
  at the end of period                                                       449                 -                  N/A

JNL/MCM The DowSM 10 Division326

  Accumulation unit value:
    Beginning of period                                                      N/A               $6.98                N/A
    End of period                                                           $8.99              $8.98                N/A
  Accumulation units outstanding
  at the end of period                                                       585                 -                  N/A

JNL/MCM The S&P(R) 10 Division358

  Accumulation unit value:
    Beginning of period                                                      N/A               $7.73                N/A
    End of period                                                           $9.33              $8.14                N/A
  Accumulation units outstanding
  at the end of period                                                       614                 -                  N/A

JNL/MCM Global 15 Division358

  Accumulation unit value:
    Beginning of period                                                      N/A               $7.67                N/A
    End of period                                                          $11.03              $8.84                N/A
  Accumulation units outstanding
  at the end of period                                                       544                 -                  N/A

JNL/MCM 25 Division358

  Accumulation unit value:
    Beginning of period                                                      N/A               $7.73                N/A
    End of period                                                          $11.21              $9.45                N/A
  Accumulation units outstanding
  at the end of period                                                       506                 -                  N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Select Small-Cap Division349

  Accumulation unit value:
    Beginning of period                                                    $15.73              $13.01               N/A
    End of period                                                          $17.25              $15.73               N/A
  Accumulation units outstanding
  at the end of period                                                       313                313                 N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division510

  Accumulation unit value:
    Beginning of period                                                    $10.41               N/A                 N/A
    End of period                                                          $10.09               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       372                N/A                 N/A

JNL/MCM Financial Sector Division553

  Accumulation unit value:
    Beginning of period                                                    $10.70               N/A                 N/A
    End of period                                                          $11.35               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       351                N/A                 N/A

JNL/MCM Oil & Gas Sector Division510

  Accumulation unit value:
    Beginning of period                                                    $12.52               N/A                 N/A
    End of period                                                          $16.29               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       248                N/A                 N/A

JNL/MCM Consumer Brands Sector Division627

  Accumulation unit value:
    Beginning of period                                                     $8.98               N/A                 N/A
    End of period                                                          $10.19               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       395                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division631

  Accumulation unit value:
    Beginning of period                                                     $3.92               N/A                 N/A
    End of period                                                           $4.26               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 500 Index Division386

  Accumulation unit value:
    Beginning of period                                                     $9.45              $7.55                N/A
    End of period                                                          $10.13              $9.45                N/A
  Accumulation units outstanding
  at the end of period                                                       716               2,088                N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM International Index Division390

  Accumulation unit value:
    Beginning of period                                                      N/A               $9.22                N/A
    End of period                                                          $13.11              $11.26               N/A
  Accumulation units outstanding
  at the end of period                                                       219                 -                  N/A

JNL/MCM Bond Index Division317

  Accumulation unit value:
    Beginning of period                                                    $10.61              $10.65               N/A
    End of period                                                          $10.71              $10.61               N/A
  Accumulation units outstanding
  at the end of period                                                       371               3,925                N/A

JNL/Oppenheimer Global Growth Division326

  Accumulation unit value:
    Beginning of period                                                      N/A               $6.72                N/A
    End of period                                                          $10.83              $9.43                N/A
  Accumulation units outstanding
  at the end of period                                                       528                 -                  N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division357

  Accumulation unit value:
    Beginning of period                                                    $14.30              $12.31               N/A
    End of period                                                          $15.99              $14.30               N/A
  Accumulation units outstanding
  at the end of period                                                       548                325                 N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division722

  Accumulation unit value:
    Beginning of period                                                    $10.73               N/A                 N/A
    End of period                                                          $11.05               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Growth Division294

  Accumulation unit value:
    Beginning of period                                                    $10.86              $9.33                N/A
    End of period                                                          $11.59              $10.86               N/A
  Accumulation units outstanding
  at the end of period                                                       855                394                 N/A

JNL/S&P Managed Growth Division294

  Accumulation unit value:
    Beginning of period                                                    $10.94              $9.03                N/A
    End of period                                                          $11.87              $10.94               N/A
  Accumulation units outstanding
  at the end of period                                                      3,357               400                 N/A

JNL/S&P Managed Aggressive Growth Division294

  Accumulation unit value:
    Beginning of period                                                    $10.63              $8.38                N/A
    End of period                                                          $11.66              $10.63               N/A
  Accumulation units outstanding
  at the end of period                                                      1,444               843                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.66% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
EARNINGSMAX AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM
  WITHDRAWAL BENEFIT AND PREMIUM CREDIT 4%
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  EARNINGSMAX AND PREMIUM CREDIT 4%
4% ROLL-UP DEATH BENEFIT AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED
  MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 4%
5% ROLL-UP DEATH BENEFIT AND NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND
  PREMIUM CREDIT 4%
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT
  AND NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 4% COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND FIVE YEAR
  WITHDRAWAL CHARGE PERIOD AND PREMIUM CREDIT 4%
NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 4% AND THREE YEAR
  WITHDRAWAL CHARGE PERIOD
5% ROLL-UP DEATH BENEFIT AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH AND
  PREMIUM CREDIT 4%
COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM
  CREDIT 4% AND THREE YEAR WITHDRAWAL CHARGE PERIOD GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH AND PREMIUM CREDIT 4% AND THREE YEAR WITHDRAWAL CHARGE PERIOD
GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH AND HIGHEST ANNIVERSARY VALUE
  DEATH BENEFIT AND PREMIUM CREDIT 4%
EARNINGSMAX AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND HIGHEST ANNIVERSARY VALUE
  DEATH BENEFIT AND PREMIUM CREDIT 4%
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 4%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division616

  Accumulation unit value:
    Beginning of period                                                    $21.57               N/A                 N/A
    End of period                                                          $23.13               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       635                N/A                 N/A

JNL/FMR Capital Growth Division615

  Accumulation unit value:
    Beginning of period                                                    $16.44               N/A                 N/A
    End of period                                                          $18.61               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       921                N/A                 N/A

JNL/Select Global Growth Division676

  Accumulation unit value:
    Beginning of period                                                    $18.77               N/A                 N/A
    End of period                                                          $20.55               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,175               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alger Growth Division535

  Accumulation unit value:
    Beginning of period                                                    $15.29               N/A                 N/A
    End of period                                                          $15.54               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,829               N/A                 N/A

JNL/Eagle Core Equity Division629

  Accumulation unit value:
    Beginning of period                                                    $13.97               N/A                 N/A
    End of period                                                          $15.48               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,476               N/A                 N/A

JNL/Eagle SmallCap Equity Division616

  Accumulation unit value:
    Beginning of period                                                    $15.42               N/A                 N/A
    End of period                                                          $17.63               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,396               N/A                 N/A

JNL/Select Balanced Division535

  Accumulation unit value:
    Beginning of period                                                    $19.23               N/A                 N/A
    End of period                                                          $20.39               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     10,569               N/A                 N/A

JNL/Putnam Equity Division609

  Accumulation unit value:
    Beginning of period                                                    $16.60               N/A                 N/A
    End of period                                                          $17.88               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       794                N/A                 N/A

JNL/PPM America High Yield Bond Division583

  Accumulation unit value:
    Beginning of period                                                    $13.51               N/A                 N/A
    End of period                                                          $14.24               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Money Market Division624

  Accumulation unit value:
    Beginning of period                                                    $10.91               N/A                 N/A
    End of period                                                          $10.84               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     51,373               N/A                 N/A

JNL/Putnam Value Equity Division615

  Accumulation unit value:
    Beginning of period                                                    $16.31               N/A                 N/A
    End of period                                                          $17.56               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       731                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division601

  Accumulation unit value:
    Beginning of period                                                    $15.56               N/A                 N/A
    End of period                                                          $16.50               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      9,994               N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division616

  Accumulation unit value:
    Beginning of period                                                    $13.53               N/A                 N/A
    End of period                                                          $13.80               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,256               N/A                 N/A

JNL/T. Rowe Price Established Growth Division609

  Accumulation unit value:
    Beginning of period                                                    $21.44               N/A                 N/A
    End of period                                                          $22.84               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     26,482               N/A                 N/A

JNL/JPMorgan International Equity Division676

  Accumulation unit value:
    Beginning of period                                                    $10.69               N/A                 N/A
    End of period                                                          $11.94               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,090               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/T. Rowe Price Mid-Cap Growth Division598

  Accumulation unit value:
    Beginning of period                                                    $26.42               N/A                 N/A
    End of period                                                          $29.65               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     12,005               N/A                 N/A

JNL/Alliance Capital Growth Division616

  Accumulation unit value:
    Beginning of period                                                     $8.56               N/A                 N/A
    End of period                                                           $9.11               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,825               N/A                 N/A

JNL/JPMorgan International Value Division535

  Accumulation unit value:
    Beginning of period                                                     $8.15               N/A                 N/A
    End of period                                                           $9.60               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     52,480               N/A                 N/A

JNL/PIMCO Total Return Bond Division601

  Accumulation unit value:
    Beginning of period                                                    $12.38               N/A                 N/A
    End of period                                                          $12.81               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     17,077               N/A                 N/A

JNL/Lazard Small Cap Value Division601

  Accumulation unit value:
    Beginning of period                                                    $12.11               N/A                 N/A
    End of period                                                          $13.43               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     11,015               N/A                 N/A

JNL/Lazard Mid Cap Value Division601

  Accumulation unit value:
    Beginning of period                                                    $14.01               N/A                 N/A
    End of period                                                          $15.82               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     12,058               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $11.70               N/A                 N/A
    End of period                                                          $12.00               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     67,759               N/A                 N/A

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division615

  Accumulation unit value:
    Beginning of period                                                     $7.15               N/A                 N/A
    End of period                                                           $7.75               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,098               N/A                 N/A

JNL/MCM The DowSM 10 Division517

  Accumulation unit value:
    Beginning of period                                                     $9.04               N/A                 N/A
    End of period                                                           $8.99               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     109,565              N/A                 N/A

JNL/MCM The S&P(R) 10 Division517

  Accumulation unit value:
    Beginning of period                                                     $8.38               N/A                 N/A
    End of period                                                           $9.32               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     59,302               N/A                 N/A

JNL/MCM Global 15 Division517

  Accumulation unit value:
    Beginning of period                                                     $9.82               N/A                 N/A
    End of period                                                          $11.03               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     75,220               N/A                 N/A

JNL/MCM 25 Division517

  Accumulation unit value:
    Beginning of period                                                     $9.58               N/A                 N/A
    End of period                                                          $11.21               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     205,281              N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Select Small-Cap Division517

  Accumulation unit value:
    Beginning of period                                                    $15.53               N/A                 N/A
    End of period                                                          $17.24               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     37,121               N/A                 N/A

JNL/MCM Technology Sector Division715

  Accumulation unit value:
    Beginning of period                                                     $5.21               N/A                 N/A
    End of period                                                           $5.36               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,506               N/A                 N/A

JNL/MCM Healthcare Sector Division609

  Accumulation unit value:
    Beginning of period                                                    $10.11               N/A                 N/A
    End of period                                                          $10.08               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     15,281               N/A                 N/A

JNL/MCM Financial Sector Division596

  Accumulation unit value:
    Beginning of period                                                    $10.37               N/A                 N/A
    End of period                                                          $11.35               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,126               N/A                 N/A

JNL/MCM Oil & Gas Sector Division596

  Accumulation unit value:
    Beginning of period                                                    $13.37               N/A                 N/A
    End of period                                                          $16.28               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     11,529               N/A                 N/A

JNL/MCM Consumer Brands Sector Division606

  Accumulation unit value:
    Beginning of period                                                     $9.44               N/A                 N/A
    End of period                                                          $10.19               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,412               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division606

  Accumulation unit value:
    Beginning of period                                                     $3.78               N/A                 N/A
    End of period                                                           $4.26               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     18,282               N/A                 N/A

JNL/Putnam Midcap Growth Division601

  Accumulation unit value:
    Beginning of period                                                     $6.41               N/A                 N/A
    End of period                                                           $7.14               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,957               N/A                 N/A

JNL/FMR Balanced Division616

  Accumulation unit value:
    Beginning of period                                                     $8.92               N/A                 N/A
    End of period                                                           $9.61               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,870               N/A                 N/A

JNL/T. Rowe Price Value Division601

  Accumulation unit value:
    Beginning of period                                                    $11.35               N/A                 N/A
    End of period                                                          $12.46               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     20,548               N/A                 N/A

JNL/MCM S&P 500 Index Division594

  Accumulation unit value:
    Beginning of period                                                     $9.62               N/A                 N/A
    End of period                                                          $10.13               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     79,246               N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division594

  Accumulation unit value:
    Beginning of period                                                    $11.40               N/A                 N/A
    End of period                                                          $12.39               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     144,962              N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Small Cap Index Division592

  Accumulation unit value:
    Beginning of period                                                    $11.12               N/A                 N/A
    End of period                                                          $12.70               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     77,345               N/A                 N/A

JNL/MCM International Index Division594

  Accumulation unit value:
    Beginning of period                                                    $11.67               N/A                 N/A
    End of period                                                          $13.10               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     68,050               N/A                 N/A

JNL/MCM Bond Index Division603

  Accumulation unit value:
    Beginning of period                                                    $10.41               N/A                 N/A
    End of period                                                          $10.71               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     14,200               N/A                 N/A

JNL/Oppenheimer Global Growth Division601

  Accumulation unit value:
    Beginning of period                                                     $9.43               N/A                 N/A
    End of period                                                          $10.82               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      9,717               N/A                 N/A

JNL/Oppenheimer Growth Division603

  Accumulation unit value:
    Beginning of period                                                     $7.70               N/A                 N/A
    End of period                                                           $7.83               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     12,385               N/A                 N/A

JNL/AIM Large Cap Growth Division601

  Accumulation unit value:
    Beginning of period                                                    $10.31               N/A                 N/A
    End of period                                                          $10.75               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,290               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Small Cap Growth Division598

  Accumulation unit value:
    Beginning of period                                                    $10.72               N/A                 N/A
    End of period                                                          $11.46               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      9,364               N/A                 N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division535

  Accumulation unit value:
    Beginning of period                                                    $14.50               N/A                 N/A
    End of period                                                          $15.98               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,154               N/A                 N/A

JNL/MCM Nasdaq 15 Division715

  Accumulation unit value:
    Beginning of period                                                    $10.45               N/A                 N/A
    End of period                                                          $10.80               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       299                N/A                 N/A

JNL/MCM Value Line 25 Division708

  Accumulation unit value:
    Beginning of period                                                    $10.78               N/A                 N/A
    End of period                                                          $11.40               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     13,395               N/A                 N/A

JNL/MCM VIP Division691

  Accumulation unit value:
    Beginning of period                                                     $9.87               N/A                 N/A
    End of period                                                          $11.05               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,282               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM JNL 5 Division691

  Accumulation unit value:
    Beginning of period                                                     $9.72               N/A                 N/A
    End of period                                                          $10.88               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     33,007               N/A                 N/A

JNL/S&P Managed Moderate Growth Division616

  Accumulation unit value:
    Beginning of period                                                    $10.77               N/A                 N/A
    End of period                                                          $11.58               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     91,703               N/A                 N/A

JNL/S&P Managed Growth Division438

  Accumulation unit value:
    Beginning of period                                                    $10.93              $10.33               N/A
    End of period                                                          $11.86              $10.93               N/A
  Accumulation units outstanding
  at the end of period                                                     75,124              8,470                N/A

JNL/S&P Managed Aggressive Growth Division541

  Accumulation unit value:
    Beginning of period                                                    $10.54               N/A                 N/A
    End of period                                                          $11.65               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     206,374              N/A                 N/A

JNL/S&P Very Aggressive Growth Division I586

  Accumulation unit value:
    Beginning of period                                                    $10.26               N/A                 N/A
    End of period                                                          $10.39               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Equity Growth Division I596

  Accumulation unit value:
    Beginning of period                                                     $9.68               N/A                 N/A
    End of period                                                           $9.66               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Equity Aggressive Growth Division I598

  Accumulation unit value:
    Beginning of period                                                     $9.83               N/A                 N/A
    End of period                                                           $9.91               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Core Index 50 Division598

  Accumulation unit value:
    Beginning of period                                                     $9.78               N/A                 N/A
    End of period                                                           $9.85               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Core Index 100 Division619

  Accumulation unit value:
    Beginning of period                                                     $9.96               N/A                 N/A
    End of period                                                          $10.13               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Core Index 75 Division643

  Accumulation unit value:
    Beginning of period                                                     $9.66               N/A                 N/A
    End of period                                                          $10.02               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Managed Conservative Division695

  Accumulation unit value:
    Beginning of period                                                    $10.03               N/A                 N/A
    End of period                                                          $10.28               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     40,887               N/A                 N/A

JNL/S&P Managed Moderate Division695

  Accumulation unit value:
    Beginning of period                                                    $10.02               N/A                 N/A
    End of period                                                          $10.47               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,307               N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.67% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
5% ROLL-UP DEATH BENEFIT AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED
  MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 3%
EARNINGSMAX AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM CREDIT 3%
  AND THREE YEAR WITHDRAWAL CHARGE PERIOD
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM
  CREDIT 3% AND THREE YEAR WITHDRAWAL CHARGE PERIOD

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division661

  Accumulation unit value:
    Beginning of period                                                     $8.64               N/A                 N/A
    End of period                                                           $8.98               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      8,498               N/A                 N/A

JNL/MCM The S&P(R) 10 Division661

  Accumulation unit value:
    Beginning of period                                                     $8.21               N/A                 N/A
    End of period                                                           $9.32               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      8,906               N/A                 N/A

JNL/MCM Global 15 Division661

  Accumulation unit value:
    Beginning of period                                                     $9.63               N/A                 N/A
    End of period                                                          $11.02               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,593               N/A                 N/A

JNL/MCM 25 Division661

  Accumulation unit value:
    Beginning of period                                                    $10.21               N/A                 N/A
    End of period                                                          $11.20               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,166               N/A                 N/A

JNL/MCM Select Small-Cap Division661

  Accumulation unit value:
    Beginning of period                                                    $14.59               N/A                 N/A
    End of period                                                          $17.23               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,006               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division669

  Accumulation unit value:
    Beginning of period                                                     $4.67               N/A                 N/A
    End of period                                                           $5.35               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       187                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 500 Index Division669

  Accumulation unit value:
    Beginning of period                                                     $9.31               N/A                 N/A
    End of period                                                          $10.12               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       99                 N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Small Cap Index Division669

  Accumulation unit value:
    Beginning of period                                                    $11.10               N/A                 N/A
    End of period                                                          $12.70               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       79                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division669

  Accumulation unit value:
    Beginning of period                                                     $9.86               N/A                 N/A
    End of period                                                          $10.74               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       93                 N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division558

  Accumulation unit value:
    Beginning of period                                                    $11.07               N/A                 N/A
    End of period                                                          $11.85               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     14,189               N/A                 N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.68% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND HIGHEST ANNIVERSARY VALUE DEATH
  BENEFIT AND PREMIUM CREDIT 3% AND THREE
YEAR WITHDRAWAL CHARGE PERIOD

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division638

  Accumulation unit value:
    Beginning of period                                                     $8.25               N/A                 N/A
    End of period                                                           $8.98               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,608               N/A                 N/A

JNL/MCM The S&P(R) 10 Division638

  Accumulation unit value:
    Beginning of period                                                     $7.58               N/A                 N/A
    End of period                                                           $9.31               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,913               N/A                 N/A

JNL/MCM Global 15 Division638

  Accumulation unit value:
    Beginning of period                                                     $8.90               N/A                 N/A
    End of period                                                          $11.01               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,323               N/A                 N/A

JNL/MCM 25 Division638

  Accumulation unit value:
    Beginning of period                                                     $9.73               N/A                 N/A
    End of period                                                          $11.19               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,062               N/A                 N/A

JNL/MCM Select Small-Cap Division638

  Accumulation unit value:
    Beginning of period                                                    $13.34               N/A                 N/A
    End of period                                                          $17.22               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,218               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.695% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
20% ADDITIONAL FREE WITHDRAWAL AND COMBINATION 4% ROLL-UP AND HIGHEST
  ANNIVERSARY VALUE DEATH BENEFIT AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 2%
20% ADDITIONAL FREE WITHDRAWAL AND 5% ROLL-UP DEATH BENEFIT AND FIVE YEAR
  WITHDRAWAL CHARGE PERIOD AND PREMIUM CREDIT 2%
20% ADDITIONAL FREE WITHDRAWAL AND COMBINATION 5% ROLL-UP AND HIGHEST
  ANNIVERSARY VALUE DEATH BENEFIT AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND PREMIUM CREDIT 2%
20% ADDITIONAL FREE WITHDRAWAL AND COMBINED DEATH BENEFIT AND EARNINGSMAX AND
  FIVE YEAR WITHDRAWAL CHARGE PERIOD AND PREMIUM CREDIT 2%
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT
  RELAUNCH AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM CREDIT 2% COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND FIVE YEAR
  WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 2%
20% ADDITIONAL FREE WITHDRAWAL AND 5% ROLL-UP DEATH BENEFIT AND FIVE YEAR
  WITHDRAWAL CHARGE PERIOD AND PREMIUM CREDIT 2%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alger Growth Division552

  Accumulation unit value:
    Beginning of period                                                    $15.76               N/A                 N/A
    End of period                                                          $15.49               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       351                N/A                 N/A

JNL/Eagle Core Equity Division552

  Accumulation unit value:
    Beginning of period                                                    $15.25               N/A                 N/A
    End of period                                                          $15.44               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       725                N/A                 N/A

JNL/Eagle SmallCap Equity Division396

  Accumulation unit value:
    Beginning of period                                                    $15.20              $14.09               N/A
    End of period                                                          $17.58              $15.20               N/A
  Accumulation units outstanding
  at the end of period                                                       360                361                 N/A

JNL/Select Balanced Division552

  Accumulation unit value:
    Beginning of period                                                    $19.35               N/A                 N/A
    End of period                                                          $20.33               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       773                N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division552

  Accumulation unit value:
    Beginning of period                                                    $13.91               N/A                 N/A
    End of period                                                          $14.20               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Value Equity Division570

  Accumulation unit value:
    Beginning of period                                                    $16.40               N/A                 N/A
    End of period                                                          $17.50               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division552

  Accumulation unit value:
    Beginning of period                                                    $15.85               N/A                 N/A
    End of period                                                          $16.44               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       558                N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division552

  Accumulation unit value:
    Beginning of period                                                    $13.62               N/A                 N/A
    End of period                                                          $13.75               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       244                N/A                 N/A

JNL/T. Rowe Price Established Growth Division552

  Accumulation unit value:
    Beginning of period                                                    $21.94               N/A                 N/A
    End of period                                                          $22.76               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       353                N/A                 N/A

JNL/JPMorgan International Equity Division706

  Accumulation unit value:
    Beginning of period                                                    $11.27               N/A                 N/A
    End of period                                                          $11.90               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       65                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/T. Rowe Price Mid-Cap Growth Division396

  Accumulation unit value:
    Beginning of period                                                    $25.72              $23.41               N/A
    End of period                                                          $29.55              $25.72               N/A
  Accumulation units outstanding
  at the end of period                                                       217                217                 N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division552

  Accumulation unit value:
    Beginning of period                                                    $12.63               N/A                 N/A
    End of period                                                          $12.78               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,050               N/A                 N/A

JNL/Lazard Small Cap Value Division706

  Accumulation unit value:
    Beginning of period                                                    $12.82               N/A                 N/A
    End of period                                                          $13.39               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       57                 N/A                 N/A

JNL/Lazard Mid Cap Value Division552

  Accumulation unit value:
    Beginning of period                                                    $14.12               N/A                 N/A
    End of period                                                          $15.78               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       284                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $11.67               N/A                 N/A
    End of period                                                          $11.97               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       773                N/A                 N/A

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division542

  Accumulation unit value:
    Beginning of period                                                     $8.54               N/A                 N/A
    End of period                                                           $8.97               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      8,564               N/A                 N/A

JNL/MCM The S&P(R) 10 Division542

  Accumulation unit value:
    Beginning of period                                                     $7.96               N/A                 N/A
    End of period                                                           $9.31               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,964               N/A                 N/A

JNL/MCM Global 15 Division542

  Accumulation unit value:
    Beginning of period                                                     $9.26               N/A                 N/A
    End of period                                                          $11.00               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      8,083               N/A                 N/A

JNL/MCM 25 Division542

  Accumulation unit value:
    Beginning of period                                                     $9.38               N/A                 N/A
    End of period                                                          $11.19               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,163               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Select Small-Cap Division542

  Accumulation unit value:
    Beginning of period                                                    $14.73               N/A                 N/A
    End of period                                                          $17.21               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,644               N/A                 N/A

JNL/MCM Technology Sector Division593

  Accumulation unit value:
    Beginning of period                                                     $5.13               N/A                 N/A
    End of period                                                           $5.35               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,028               N/A                 N/A

JNL/MCM Healthcare Sector Division593

  Accumulation unit value:
    Beginning of period                                                    $10.27               N/A                 N/A
    End of period                                                          $10.06               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       590                N/A                 N/A

JNL/MCM Financial Sector Division593

  Accumulation unit value:
    Beginning of period                                                    $10.32               N/A                 N/A
    End of period                                                          $11.32               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       480                N/A                 N/A

JNL/MCM Oil & Gas Sector Division593

  Accumulation unit value:
    Beginning of period                                                    $13.29               N/A                 N/A
    End of period                                                          $16.25               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       343                N/A                 N/A

JNL/MCM Consumer Brands Sector Division593

  Accumulation unit value:
    Beginning of period                                                     $9.40               N/A                 N/A
    End of period                                                          $10.17               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       545                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division593

  Accumulation unit value:
    Beginning of period                                                     $3.76               N/A                 N/A
    End of period                                                           $4.25               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,290               N/A                 N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Value Division552

  Accumulation unit value:
    Beginning of period                                                    $11.42               N/A                 N/A
    End of period                                                          $12.44               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       290                N/A                 N/A

JNL/MCM S&P 500 Index Division687

  Accumulation unit value:
    Beginning of period                                                     $9.24               N/A                 N/A
    End of period                                                          $10.12               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       294                N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division593

  Accumulation unit value:
    Beginning of period                                                    $11.20               N/A                 N/A
    End of period                                                          $12.38               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       450                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM International Index Division593

  Accumulation unit value:
    Beginning of period                                                    $11.37               N/A                 N/A
    End of period                                                          $13.09               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       438                N/A                 N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Global Growth Division396

  Accumulation unit value:
    Beginning of period                                                     $9.42              $7.96                N/A
    End of period                                                          $10.81              $9.42                N/A
  Accumulation units outstanding
  at the end of period                                                       969                640                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division552

  Accumulation unit value:
    Beginning of period                                                    $10.55               N/A                 N/A
    End of period                                                          $10.73               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       524                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division552

  Accumulation unit value:
    Beginning of period                                                    $14.88               N/A                 N/A
    End of period                                                          $15.97               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       743                N/A                 N/A

JNL/MCM Nasdaq 15 Division731

  Accumulation unit value:
    Beginning of period                                                    $10.87               N/A                 N/A
    End of period                                                          $10.80               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       927                N/A                 N/A

JNL/MCM Value Line 25 Division731

  Accumulation unit value:
    Beginning of period                                                    $11.39               N/A                 N/A
    End of period                                                          $11.40               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       884                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division487

  Accumulation unit value:
    Beginning of period                                                    $10.90               N/A                 N/A
    End of period                                                          $11.83               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,469               N/A                 N/A

JNL/S&P Managed Aggressive Growth Division674

  Accumulation unit value:
    Beginning of period                                                    $10.71               N/A                 N/A
    End of period                                                          $11.62               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     10,928               N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I396

  Accumulation unit value:
    Beginning of period                                                     $9.55              $8.61                N/A
    End of period                                                           $9.64              $9.55                N/A
  Accumulation units outstanding
  at the end of period                                                        -                 591                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Equity Aggressive Growth Division I593

  Accumulation unit value:
    Beginning of period                                                     $9.86               N/A                 N/A
    End of period                                                           $9.89               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.70% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND FIVE YEAR
  WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT
  RELAUNCH AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division553

  Accumulation unit value:
    Beginning of period                                                    $13.93               N/A                 N/A
    End of period                                                          $14.19               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division724

  Accumulation unit value:
    Beginning of period                                                    $16.39               N/A                 N/A
    End of period                                                          $16.43               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       156                N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division553

  Accumulation unit value:
    Beginning of period                                                    $13.62               N/A                 N/A
    End of period                                                          $13.75               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/T. Rowe Price Established Growth Division553

  Accumulation unit value:
    Beginning of period                                                    $21.82               N/A                 N/A
    End of period                                                          $22.75               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division553

  Accumulation unit value:
    Beginning of period                                                    $26.99               N/A                 N/A
    End of period                                                          $29.53               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division553

  Accumulation unit value:
    Beginning of period                                                    $12.64               N/A                 N/A
    End of period                                                          $12.78               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,936               N/A                 N/A

JNL/Lazard Small Cap Value Division553

  Accumulation unit value:
    Beginning of period                                                    $12.55               N/A                 N/A
    End of period                                                          $13.39               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Lazard Mid Cap Value Division553

  Accumulation unit value:
    Beginning of period                                                    $14.10               N/A                 N/A
    End of period                                                          $15.78               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division701

  Accumulation unit value:
    Beginning of period                                                     $7.44               N/A                 N/A
    End of period                                                           $7.74               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,348               N/A                 N/A

JNL/MCM The DowSM 10 Division553

  Accumulation unit value:
    Beginning of period                                                     $8.85               N/A                 N/A
    End of period                                                           $8.97               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,328               N/A                 N/A

JNL/MCM The S&P(R) 10 Division705

  Accumulation unit value:
    Beginning of period                                                     $8.99               N/A                 N/A
    End of period                                                           $9.30               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,226               N/A                 N/A

JNL/MCM Global 15 Division705

  Accumulation unit value:
    Beginning of period                                                    $10.54               N/A                 N/A
    End of period                                                          $11.00               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,897               N/A                 N/A

JNL/MCM 25 Division705

  Accumulation unit value:
    Beginning of period                                                    $10.72               N/A                 N/A
    End of period                                                          $11.18               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,865               N/A                 N/A

JNL/MCM Select Small-Cap Division705

  Accumulation unit value:
    Beginning of period                                                    $16.18               N/A                 N/A
    End of period                                                          $17.20               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,236               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Value Division553

  Accumulation unit value:
    Beginning of period                                                    $11.36               N/A                 N/A
    End of period                                                          $12.44               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM S&P 500 Index Division553

  Accumulation unit value:
    Beginning of period                                                     $9.64               N/A                 N/A
    End of period                                                          $10.12               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division710

  Accumulation unit value:
    Beginning of period                                                    $11.82               N/A                 N/A
    End of period                                                          $12.38               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM Small Cap Index Division710

  Accumulation unit value:
    Beginning of period                                                    $12.13               N/A                 N/A
    End of period                                                          $12.68               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division710

  Accumulation unit value:
    Beginning of period                                                    $12.39               N/A                 N/A
    End of period                                                          $13.09               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM Bond Index Division710

  Accumulation unit value:
    Beginning of period                                                    $10.69               N/A                 N/A
    End of period                                                          $10.69               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Oppenheimer Global Growth Division553

  Accumulation unit value:
    Beginning of period                                                    $10.00               N/A                 N/A
    End of period                                                          $10.81               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Small Cap Growth Division709

  Accumulation unit value:
    Beginning of period                                                    $10.94               N/A                 N/A
    End of period                                                          $11.45               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division710

  Accumulation unit value:
    Beginning of period                                                    $10.52               N/A                 N/A
    End of period                                                          $11.05               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     14,746               N/A                 N/A

JNL/MCM JNL 5 Division695

  Accumulation unit value:
    Beginning of period                                                     $9.88               N/A                 N/A
    End of period                                                          $10.88               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,801               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division698

  Accumulation unit value:
    Beginning of period                                                    $11.09               N/A                 N/A
    End of period                                                          $11.55               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     19,786               N/A                 N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division695

  Accumulation unit value:
    Beginning of period                                                    $10.74               N/A                 N/A
    End of period                                                          $11.61               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,834               N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A          N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division690

  Accumulation unit value:
    Beginning of period                                                     $9.93               N/A                 N/A
    End of period                                                          $10.28               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     11,091               N/A                 N/A

JNL/S&P Managed Moderate Division710

  Accumulation unit value:
    Beginning of period                                                    $10.25               N/A                 N/A
    End of period                                                          $10.47               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,739               N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.71% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 4%
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM
  CREDIT 4% AND THREE YEAR WITHDRAWAL CHARGE PERIOD
COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  EARNINGSMAX AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND PREMIUM CREDIT 4%
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND
  HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM CREDIT 4%
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT
  RELAUNCH AND PREMIUM CREDIT 4%
EARNINGSMAX AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND HIGHEST ANNIVERSARY
  VALUE DEATH BENEFIT AND PREMIUM CREDIT 4%
5% ROLL-UP DEATH BENEFIT AND PREMIUM CREDIT 4% AND THREE YEAR WITHDRAWAL CHARGE
  PERIOD
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT
  AND NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 4%
GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH AND PREMIUM CREDIT 4%
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND NEW
  GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 4%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division631

  Accumulation unit value:
    Beginning of period                                                    $20.77               N/A                 N/A
    End of period                                                          $23.02               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       325                N/A                 N/A

JNL/FMR Capital Growth Division598

  Accumulation unit value:
    Beginning of period                                                    $16.33               N/A                 N/A
    End of period                                                          $18.52               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       954                N/A                 N/A

JNL/Select Global Growth Division617

  Accumulation unit value:
    Beginning of period                                                    $18.54               N/A                 N/A
    End of period                                                          $20.46               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,199               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alger Growth Division618

  Accumulation unit value:
    Beginning of period                                                    $14.47               N/A                 N/A
    End of period                                                          $15.47               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,200               N/A                 N/A

JNL/Eagle Core Equity Division618

  Accumulation unit value:
    Beginning of period                                                    $14.13               N/A                 N/A
    End of period                                                          $15.42               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,918               N/A                 N/A

JNL/Eagle SmallCap Equity Division606

  Accumulation unit value:
    Beginning of period                                                    $15.80               N/A                 N/A
    End of period                                                          $17.56               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,323               N/A                 N/A

JNL/Select Balanced Division608

  Accumulation unit value:
    Beginning of period                                                    $19.00               N/A                 N/A
    End of period                                                          $20.30               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     14,073               N/A                 N/A

JNL/Putnam Equity Division665

  Accumulation unit value:
    Beginning of period                                                    $16.12               N/A                 N/A
    End of period                                                          $17.80               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,321               N/A                 N/A

JNL/PPM America High Yield Bond Division608

  Accumulation unit value:
    Beginning of period                                                    $13.69               N/A                 N/A
    End of period                                                          $14.18               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Money Market Division674

  Accumulation unit value:
    Beginning of period                                                    $10.82               N/A                 N/A
    End of period                                                          $10.78               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Putnam Value Equity Division659

  Accumulation unit value:
    Beginning of period                                                    $16.36               N/A                 N/A
    End of period                                                          $17.47               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       505                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division432

  Accumulation unit value:
    Beginning of period                                                    $15.78              $15.48               N/A
    End of period                                                          $16.42              $15.78               N/A
  Accumulation units outstanding
  at the end of period                                                      1,569                87                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division589

  Accumulation unit value:
    Beginning of period                                                    $13.32               N/A                 N/A
    End of period                                                          $13.73               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      8,274               N/A                 N/A

JNL/T. Rowe Price Established Growth Division584

  Accumulation unit value:
    Beginning of period                                                    $20.67               N/A                 N/A
    End of period                                                          $22.73               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     14,290               N/A                 N/A

JNL/JPMorgan International Equity Division589

  Accumulation unit value:
    Beginning of period                                                    $10.39               N/A                 N/A
    End of period                                                          $11.88               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,500               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/T. Rowe Price Mid-Cap Growth Division584

  Accumulation unit value:
    Beginning of period                                                    $25.62               N/A                 N/A
    End of period                                                          $29.51               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,557               N/A                 N/A

JNL/Alliance Capital Growth Division598

  Accumulation unit value:
    Beginning of period                                                     $8.74               N/A                 N/A
    End of period                                                           $9.08               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,080               N/A                 N/A

JNL/JPMorgan International Value Division583

  Accumulation unit value:
    Beginning of period                                                     $7.89               N/A                 N/A
    End of period                                                           $9.57               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     24,859               N/A                 N/A

JNL/PIMCO Total Return Bond Division583

  Accumulation unit value:
    Beginning of period                                                    $12.34               N/A                 N/A
    End of period                                                          $12.77               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     10,478               N/A                 N/A

JNL/Lazard Small Cap Value Division589

  Accumulation unit value:
    Beginning of period                                                    $12.05               N/A                 N/A
    End of period                                                          $13.38               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,901               N/A                 N/A

JNL/Lazard Mid Cap Value Division589

  Accumulation unit value:
    Beginning of period                                                    $13.87               N/A                 N/A
    End of period                                                          $15.77               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,744               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $11.66               N/A                 N/A
    End of period                                                          $11.96               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      8,625               N/A                 N/A

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division585

  Accumulation unit value:
    Beginning of period                                                     $7.00               N/A                 N/A
    End of period                                                           $7.73               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     24,331               N/A                 N/A

JNL/MCM The DowSM 10 Division432

  Accumulation unit value:
    Beginning of period                                                     $8.95              $8.05                N/A
    End of period                                                           $8.96              $8.95                N/A
  Accumulation units outstanding
  at the end of period                                                     96,579              3,822                N/A

JNL/MCM The S&P(R) 10 Division432

  Accumulation unit value:
    Beginning of period                                                     $8.12              $7.46                N/A
    End of period                                                           $9.30              $8.12                N/A
  Accumulation units outstanding
  at the end of period                                                     76,438              4,127                N/A

JNL/MCM Global 15 Division432

  Accumulation unit value:
    Beginning of period                                                     $8.82              $8.73                N/A
    End of period                                                          $11.00              $8.82                N/A
  Accumulation units outstanding
  at the end of period                                                     68,655              3,769                N/A

JNL/MCM 25 Division432

  Accumulation unit value:
    Beginning of period                                                     $9.42              $8.41                N/A
    End of period                                                          $11.18              $9.42                N/A
  Accumulation units outstanding
  at the end of period                                                     65,387              3,617                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Select Small-Cap Division432

  Accumulation unit value:
    Beginning of period                                                    $15.69              $15.01               N/A
    End of period                                                          $17.19              $15.69               N/A
  Accumulation units outstanding
  at the end of period                                                     38,642              2,034                N/A

JNL/MCM Technology Sector Division598

  Accumulation unit value:
    Beginning of period                                                     $5.16               N/A                 N/A
    End of period                                                           $5.34               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     26,015               N/A                 N/A

JNL/MCM Healthcare Sector Division584

  Accumulation unit value:
    Beginning of period                                                     $9.98               N/A                 N/A
    End of period                                                          $10.06               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,845               N/A                 N/A

JNL/MCM Financial Sector Division584

  Accumulation unit value:
    Beginning of period                                                    $10.02               N/A                 N/A
    End of period                                                          $11.31               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      9,381               N/A                 N/A

JNL/MCM Oil & Gas Sector Division614

  Accumulation unit value:
    Beginning of period                                                    $14.30               N/A                 N/A
    End of period                                                          $16.23               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,278               N/A                 N/A

JNL/MCM Consumer Brands Sector Division620

  Accumulation unit value:
    Beginning of period                                                     $8.96               N/A                 N/A
    End of period                                                          $10.16               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,044               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division614

  Accumulation unit value:
    Beginning of period                                                     $3.75               N/A                 N/A
    End of period                                                           $4.25               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,643               N/A                 N/A

JNL/Putnam Midcap Growth Division598

  Accumulation unit value:
    Beginning of period                                                     $6.36               N/A                 N/A
    End of period                                                           $7.13               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,002               N/A                 N/A

JNL/FMR Balanced Division583

  Accumulation unit value:
    Beginning of period                                                     $8.68               N/A                 N/A
    End of period                                                           $9.59               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,475               N/A                 N/A

JNL/T. Rowe Price Value Division584

  Accumulation unit value:
    Beginning of period                                                    $10.93               N/A                 N/A
    End of period                                                          $12.43               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     17,480               N/A                 N/A

JNL/MCM S&P 500 Index Division432

  Accumulation unit value:
    Beginning of period                                                     $9.44              $8.94                N/A
    End of period                                                          $10.11              $9.44                N/A
  Accumulation units outstanding
  at the end of period                                                     73,533               151                 N/A

JNL/MCM S&P 400 MidCap Index Division432

  Accumulation unit value:
    Beginning of period                                                    $10.98              $10.44               N/A
    End of period                                                          $12.37              $10.98               N/A
  Accumulation units outstanding
  at the end of period                                                     50,195               129                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Small Cap Index Division432

  Accumulation unit value:
    Beginning of period                                                    $11.10              $10.65               N/A
    End of period                                                          $12.68              $11.10               N/A
  Accumulation units outstanding
  at the end of period                                                     38,348               127                 N/A

JNL/MCM International Index Division432

  Accumulation unit value:
    Beginning of period                                                    $11.25              $10.36               N/A
    End of period                                                          $13.08              $11.25               N/A
  Accumulation units outstanding
  at the end of period                                                     34,891               130                 N/A

JNL/MCM Bond Index Division584

  Accumulation unit value:
    Beginning of period                                                    $10.36               N/A                 N/A
    End of period                                                          $10.69               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     29,652               N/A                 N/A

JNL/Oppenheimer Global Growth Division605

  Accumulation unit value:
    Beginning of period                                                     $9.50               N/A                 N/A
    End of period                                                          $10.80               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,167               N/A                 N/A

JNL/Oppenheimer Growth Division639

  Accumulation unit value:
    Beginning of period                                                     $6.84               N/A                 N/A
    End of period                                                           $7.82               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,345               N/A                 N/A

JNL/AIM Large Cap Growth Division583

  Accumulation unit value:
    Beginning of period                                                     $9.91               N/A                 N/A
    End of period                                                          $10.73               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     12,502               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Small Cap Growth Division621

  Accumulation unit value:
    Beginning of period                                                    $10.27               N/A                 N/A
    End of period                                                          $11.44               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       960                N/A                 N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division614

  Accumulation unit value:
    Beginning of period                                                    $14.39               N/A                 N/A
    End of period                                                          $15.97               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,208               N/A                 N/A

JNL/MCM Nasdaq 15 Division721

  Accumulation unit value:
    Beginning of period                                                    $10.75               N/A                 N/A
    End of period                                                          $10.80               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,303               N/A                 N/A

JNL/MCM Value Line 25 Division721

  Accumulation unit value:
    Beginning of period                                                    $10.85               N/A                 N/A
    End of period                                                          $11.40               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,291               N/A                 N/A

JNL/MCM VIP Division682

  Accumulation unit value:
    Beginning of period                                                     $9.80               N/A                 N/A
    End of period                                                          $11.04               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      9,997               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM JNL 5 Division682

  Accumulation unit value:
    Beginning of period                                                     $9.77               N/A                 N/A
    End of period                                                          $10.88               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     25,848               N/A                 N/A

JNL/S&P Managed Moderate Growth Division568

  Accumulation unit value:
    Beginning of period                                                    $10.76               N/A                 N/A
    End of period                                                          $11.54               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     132,009              N/A                 N/A

JNL/S&P Managed Growth Division480

  Accumulation unit value:
    Beginning of period                                                    $10.90              $10.77               N/A
    End of period                                                          $11.82              $10.90               N/A
  Accumulation units outstanding
  at the end of period                                                     37,521                97                 N/A

JNL/S&P Managed Aggressive Growth Division552

  Accumulation unit value:
    Beginning of period                                                    $10.98               N/A                 N/A
    End of period                                                          $11.61               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     46,728               N/A                 N/A

JNL/S&P Very Aggressive Growth Division I583

  Accumulation unit value:
    Beginning of period                                                     $9.97               N/A                 N/A
    End of period                                                          $10.35               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Equity Growth Division I627

  Accumulation unit value:
    Beginning of period                                                     $9.25               N/A                 N/A
    End of period                                                           $9.63               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Equity Aggressive Growth Division I596

  Accumulation unit value:
    Beginning of period                                                     $9.89               N/A                 N/A
    End of period                                                           $9.88               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Core Index 50 Division645

  Accumulation unit value:
    Beginning of period                                                     $9.45               N/A                 N/A
    End of period                                                           $9.83               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Core Index 100 Division595

  Accumulation unit value:
    Beginning of period                                                    $10.13               N/A                 N/A
    End of period                                                          $10.11               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Core Index 75 Division583

  Accumulation unit value:
    Beginning of period                                                     $9.65               N/A                 N/A
    End of period                                                          $10.01               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Managed Conservative Division694

  Accumulation unit value:
    Beginning of period                                                    $10.03               N/A                 N/A
    End of period                                                          $10.28               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      9,130               N/A                 N/A

JNL/S&P Managed Moderate Division709

  Accumulation unit value:
    Beginning of period                                                    $10.23               N/A                 N/A
    End of period                                                          $10.47               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,874               N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.72% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND HIGHEST ANNIVERSARY VALUE DEATH
  BENEFIT AND PREMIUM CREDIT 3% AND THREE
YEAR WITHDRAWAL CHARGE PERIOD

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division609

  Accumulation unit value:
    Beginning of period                                                    $11.02               N/A                 N/A
    End of period                                                          $11.81               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,722               N/A                 N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.745% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND FIVE YEAR
  WITHDRAWAL CHARGE PERIOD AND
GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 2%
20% ADDITIONAL FREE WITHDRAWAL AND COMBINATION 5% ROLL-UP AND HIGHEST
 ANNIVERSARY VALUE DEATH BENEFIT AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 2%
20% ADDITIONAL FREE WITHDRAWAL AND COMBINED DEATH BENEFIT AND EARNINGSMAX AND
  GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 2%
20% ADDITIONAL FREE WITHDRAWAL AND COMBINED DEATH BENEFIT AND FIVE YEAR
  WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 2%
COMBINED DEATH BENEFIT AND EARNINGSMAX AND FIVE YEAR WITHDRAWAL CHARGE PERIOD
  AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 2%
20% ADDITIONAL FREE WITHDRAWAL AND 5% ROLL-UP DEATH BENEFIT AND GUARANTEED
  MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 2%
5% ROLL-UP DEATH BENEFIT AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED
  MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 2%
COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND FIVE YEAR
  WITHDRAWAL CHARGE PERIOD AND NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 2%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division315

  Accumulation unit value:
    Beginning of period                                                    $21.11              $16.93               N/A
    End of period                                                          $22.94              $21.11               N/A
  Accumulation units outstanding
  at the end of period                                                       226                236                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alger Growth Division526

  Accumulation unit value:
    Beginning of period                                                    $15.64               N/A                 N/A
    End of period                                                          $15.42               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       84                 N/A                 N/A

JNL/Eagle Core Equity Division423

  Accumulation unit value:
    Beginning of period                                                    $14.86              $13.74               N/A
    End of period                                                          $15.37              $14.86               N/A
  Accumulation units outstanding
  at the end of period                                                      2,696               729                 N/A

JNL/Eagle SmallCap Equity Division423

  Accumulation unit value:
    Beginning of period                                                    $15.15              $14.24               N/A
    End of period                                                          $17.51              $15.15               N/A
  Accumulation units outstanding
  at the end of period                                                      1,664               689                 N/A

JNL/Select Balanced Division526

  Accumulation unit value:
    Beginning of period                                                    $19.33               N/A                 N/A
    End of period                                                          $20.23               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,470               N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division526

  Accumulation unit value:
    Beginning of period                                                    $13.88               N/A                 N/A
    End of period                                                          $14.13               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Money Market Division472

  Accumulation unit value:
    Beginning of period                                                    $10.96              $10.98               N/A
    End of period                                                          $10.75              $10.96               N/A
  Accumulation units outstanding
  at the end of period                                                      1,383              1,208                N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division526

  Accumulation unit value:
    Beginning of period                                                    $15.85               N/A                 N/A
    End of period                                                          $16.36               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       741                N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Established Growth Division458

  Accumulation unit value:
    Beginning of period                                                    $21.19              $19.73               N/A
    End of period                                                          $22.65              $21.19               N/A
  Accumulation units outstanding
  at the end of period                                                       542               1,590                N/A

JNL/JPMorgan International Equity Division315

  Accumulation unit value:
    Beginning of period                                                    $10.46              $8.16                N/A
    End of period                                                          $11.84              $10.46               N/A
  Accumulation units outstanding
  at the end of period                                                       446                487                 N/A






Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/T. Rowe Price Mid-Cap Growth Division315

  Accumulation unit value:
    Beginning of period                                                    $25.61              $19.64               N/A
    End of period                                                          $29.41              $25.61               N/A
  Accumulation units outstanding
  at the end of period                                                      1,415              2,622                N/A

JNL/Alliance Capital Growth Division310

  Accumulation unit value:
    Beginning of period                                                     $8.76              $7.44                N/A
    End of period                                                           $9.06              $8.76                N/A
  Accumulation units outstanding
  at the end of period                                                      2,559              1,767                N/A

JNL/JPMorgan International Value Division310

  Accumulation unit value:
    Beginning of period                                                     $8.01              $5.67                N/A
    End of period                                                           $9.55              $8.01                N/A
  Accumulation units outstanding
  at the end of period                                                      6,316               108                 N/A

JNL/PIMCO Total Return Bond Division310

  Accumulation unit value:
    Beginning of period                                                    $12.54              $12.46               N/A
    End of period                                                          $12.74              $12.54               N/A
  Accumulation units outstanding
  at the end of period                                                      3,332              1,910                N/A

JNL/Lazard Small Cap Value Division310

  Accumulation unit value:
    Beginning of period                                                    $11.89              $8.59                N/A
    End of period                                                          $13.35              $11.89               N/A
  Accumulation units outstanding
  at the end of period                                                      6,503              1,538                N/A

JNL/Lazard Mid Cap Value Division310

  Accumulation unit value:
    Beginning of period                                                    $12.96              $10.06               N/A
    End of period                                                          $15.73              $12.96               N/A
  Accumulation units outstanding
  at the end of period                                                      2,551              2,568                N/A






Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $11.64               N/A                 N/A
    End of period                                                          $11.93               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,121               N/A                 N/A

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division423

  Accumulation unit value:
    Beginning of period                                                     $7.13              $6.49                N/A
    End of period                                                           $7.72              $7.13                N/A
  Accumulation units outstanding
  at the end of period                                                      6,453              2,163                N/A

JNL/MCM The DowSM 10 Division287

  Accumulation unit value:
    Beginning of period                                                     $8.94              $6.31                N/A
    End of period                                                           $8.94              $8.94                N/A
  Accumulation units outstanding
  at the end of period                                                     14,307              1,366                N/A

JNL/MCM The S&P(R) 10 Division287

  Accumulation unit value:
    Beginning of period                                                     $8.11              $6.46                N/A
    End of period                                                           $9.28              $8.11                N/A
  Accumulation units outstanding
  at the end of period                                                     13,882              1,363                N/A

JNL/MCM Global 15 Division287

  Accumulation unit value:
    Beginning of period                                                     $8.80              $5.87                N/A
    End of period                                                          $10.97              $8.80                N/A
  Accumulation units outstanding
  at the end of period                                                     10,528              1,475                N/A

JNL/MCM 25 Division287

  Accumulation unit value:
    Beginning of period                                                     $9.41              6.48.                N/A
    End of period                                                          $11.16              $9.41                N/A
  Accumulation units outstanding
  at the end of period                                                     10,433              2,471                N/A






Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Select Small-Cap Division287

  Accumulation unit value:
    Beginning of period                                                    $15.66              $10.32               N/A
    End of period                                                          $17.16              $15.66               N/A
  Accumulation units outstanding
  at the end of period                                                      6,347              2,923                N/A

JNL/MCM Technology Sector Division718

  Accumulation unit value:
    Beginning of period                                                     $5.37               N/A                 N/A
    End of period                                                           $5.33               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,322               N/A                 N/A

JNL/MCM Healthcare Sector Division597

  Accumulation unit value:
    Beginning of period                                                    $10.19               N/A                 N/A
    End of period                                                          $10.04               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,674               N/A                 N/A

JNL/MCM Financial Sector Division597

  Accumulation unit value:
    Beginning of period                                                    $10.36               N/A                 N/A
    End of period                                                          $11.29               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,582               N/A                 N/A

JNL/MCM Oil & Gas Sector Division634

  Accumulation unit value:
    Beginning of period                                                    $14.11               N/A                 N/A
    End of period                                                          $16.20               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,011               N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Midcap Growth Division310

  Accumulation unit value:
    Beginning of period                                                     $6.17              $4.71                N/A
    End of period                                                           $7.12              $6.17                N/A
  Accumulation units outstanding
  at the end of period                                                      4,081              3,358                N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Value Division526

  Accumulation unit value:
    Beginning of period                                                    $11.57               N/A                 N/A
    End of period                                                          $12.41               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,129               N/A                 N/A

JNL/MCM S&P 500 Index Division362

  Accumulation unit value:
    Beginning of period                                                     $9.43              $8.42                N/A
    End of period                                                          $10.10              $9.43                N/A
  Accumulation units outstanding
  at the end of period                                                      2,795              1,026                N/A

JNL/MCM S&P 400 MidCap Index Division362

  Accumulation unit value:
    Beginning of period                                                    $10.97              $9.40                N/A
    End of period                                                          $12.36              $10.97               N/A
  Accumulation units outstanding
  at the end of period                                                      2,338               937                 N/A






Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Small Cap Index Division362

  Accumulation unit value:
    Beginning of period                                                    $11.09              $9.21                N/A
    End of period                                                          $12.67              $11.09               N/A
  Accumulation units outstanding
  at the end of period                                                      2,336              3,961                N/A

JNL/MCM International Index Division487

  Accumulation unit value:
    Beginning of period                                                    $11.33               N/A                 N/A
    End of period                                                          $13.07               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,205               N/A                 N/A

JNL/MCM Bond Index Division557

  Accumulation unit value:
    Beginning of period                                                    $10.55               N/A                 N/A
    End of period                                                          $10.68               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       225                N/A                 N/A

JNL/Oppenheimer Global Growth Division310

  Accumulation unit value:
    Beginning of period                                                     $9.40              $6.56                N/A
    End of period                                                          $10.79              $9.40                N/A
  Accumulation units outstanding
  at the end of period                                                      1,472               682                 N/A

JNL/Oppenheimer Growth Division315

  Accumulation unit value:
    Beginning of period                                                     $7.70              $6.93                N/A
    End of period                                                           $7.81              $7.70                N/A
  Accumulation units outstanding
  at the end of period                                                       659                614                 N/A

JNL/AIM Large Cap Growth Division310

  Accumulation unit value:
    Beginning of period                                                    $10.02              $8.07                N/A
    End of period                                                          $10.72              $10.02               N/A
  Accumulation units outstanding
  at the end of period                                                      2,422              2,528                N/A






Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Small Cap Growth Division310

  Accumulation unit value:
    Beginning of period                                                    $11.00              $7.93                N/A
    End of period                                                          $11.43              $11.00               N/A
  Accumulation units outstanding
  at the end of period                                                       552                529                 N/A

JNL/AIM Premier Equity II Division526

  Accumulation unit value:
    Beginning of period                                                     $9.39               N/A                 N/A
    End of period                                                           $8.92               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Select Value Division362

  Accumulation unit value:
    Beginning of period                                                    $14.29              $12.28               N/A
    End of period                                                          $15.95              $14.29               N/A
  Accumulation units outstanding
  at the end of period                                                       507                701                 N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM JNL 5 Division712

  Accumulation unit value:
    Beginning of period                                                    $10.53               N/A                 N/A
    End of period                                                          $10.87               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     10,020               N/A                 N/A

JNL/S&P Managed Moderate Growth Division456

  Accumulation unit value:
    Beginning of period                                                    $10.80              $10.38               N/A
    End of period                                                          $11.51              $10.80               N/A
  Accumulation units outstanding
  at the end of period                                                     21,428              1,297                N/A

JNL/S&P Managed Growth Division456

  Accumulation unit value:
    Beginning of period                                                    $10.88              $10.40               N/A
    End of period                                                          $11.79              $10.88               N/A
  Accumulation units outstanding
  at the end of period                                                      8,629              1,294                N/A

JNL/S&P Managed Aggressive Growth Division674

  Accumulation unit value:
    Beginning of period                                                    $10.68               N/A                 N/A
    End of period                                                          $11.58               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     10,203               N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I287

  Accumulation unit value:
    Beginning of period                                                     $9.52              $7.12                N/A
    End of period                                                           $9.61              $9.52                N/A
  Accumulation units outstanding
  at the end of period                                                        -                10,749               N/A






Investment Divisions                                                    December 31,        December 31,       December 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 50 Division278

  Accumulation unit value:
    Beginning of period                                                     $9.73              $7.25                N/A
    End of period                                                           $9.82              $9.73                N/A
  Accumulation units outstanding
  at the end of period                                                        -                3,621                N/A

JNL/S&P Core Index 100 Division423

  Accumulation unit value:
    Beginning of period                                                    $10.02              $9.39                N/A
    End of period                                                          $10.11              $10.02               N/A
  Accumulation units outstanding
  at the end of period                                                        -                1,985                N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.75% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  EARNINGSMAX AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT
20% ADDITIONAL FREE WITHDRAWAL AND COMBINATION 5% ROLL-UP AND HIGHEST
  ANNIVERSARY VALUE DEATH BENEFIT AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT
20% ADDITIONAL FREE WITHDRAWAL AND COMBINATION 5% ROLL-UP AND HIGHEST
  ANNIVERSARY VALUE DEATH BENEFIT AND EARNINGSMAX AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division353

  Accumulation unit value:
    Beginning of period                                                    $21.11              $18.92               N/A
    End of period                                                          $22.93              $21.11               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/FMR Capital Growth Division354

  Accumulation unit value:
    Beginning of period                                                    $16.07              $13.94               N/A
    End of period                                                          $18.43              $16.07               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Select Global Growth Division628

  Accumulation unit value:
    Beginning of period                                                    $17.57               N/A                 N/A
    End of period                                                          $20.38               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       80                 N/A                 N/A

JNL/Alger Growth Division353

  Accumulation unit value:
    Beginning of period                                                    $15.08              $13.47               N/A
    End of period                                                          $15.41              $15.08               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division472

  Accumulation unit value:
    Beginning of period                                                    $15.14              $14.38               N/A
    End of period                                                          $17.50              $15.14               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Select Balanced Division108

  Accumulation unit value:
    Beginning of period                                                    $18.74              $15.85             $17.18
    End of period                                                          $20.22              $18.74             $15.85
  Accumulation units outstanding
  at the end of period                                                      1,443                -                   -

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division354

  Accumulation unit value:
    Beginning of period                                                    $13.80              $13.14               N/A
    End of period                                                          $14.12              $13.80               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division354

  Accumulation unit value:
    Beginning of period                                                    $16.30              $14.79               N/A
    End of period                                                          $17.41              $16.30               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Salomon Brothers Strategic Bond Division354

  Accumulation unit value:
    Beginning of period                                                    $15.72              $15.57               N/A
    End of period                                                          $16.35              $15.72               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division108

  Accumulation unit value:
    Beginning of period                                                    $13.55              $13.76             $12.87
    End of period                                                          $13.69              $13.55             $13.76
  Accumulation units outstanding
  at the end of period                                                       369                 -                   -

JNL/T. Rowe Price Established Growth Division354

  Accumulation unit value:
    Beginning of period                                                    $21.19              $18.83               N/A
    End of period                                                          $22.62              $21.19               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/JPMorgan International Equity Division634

  Accumulation unit value:
    Beginning of period                                                     $9.97               N/A                 N/A
    End of period                                                          $11.84               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       474                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division353

  Accumulation unit value:
    Beginning of period                                                    $25.60              $22.38               N/A
    End of period                                                          $29.39              $25.60               N/A
  Accumulation units outstanding
  at the end of period                                                       741                 -                  N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division628

  Accumulation unit value:
    Beginning of period                                                     $7.93               N/A                 N/A
    End of period                                                           $9.54               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       862                N/A                 N/A

JNL/PIMCO Total Return Bond Division108

  Accumulation unit value:
    Beginning of period                                                    $12.54              $12.30             $11.83
    End of period                                                          $12.73              $12.54             $12.30
  Accumulation units outstanding
  at the end of period                                                       793                 -                   -

JNL/Lazard Small Cap Value Division354

  Accumulation unit value:
    Beginning of period                                                    $11.89              $9.66                N/A
    End of period                                                          $13.34              $11.89               N/A
  Accumulation units outstanding
  at the end of period                                                       713                 -                  N/A

JNL/Lazard Mid Cap Value Division354

  Accumulation unit value:
    Beginning of period                                                    $12.96              $11.15               N/A
    End of period                                                          $15.72              $12.96               N/A
  Accumulation units outstanding
  at the end of period                                                      1,408                -                  N/A

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $11.63               N/A                 N/A
    End of period                                                          $11.93               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       437                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division405

  Accumulation unit value:
    Beginning of period                                                     $8.94              $8.17                N/A
    End of period                                                           $8.94              $8.94                N/A
  Accumulation units outstanding
  at the end of period                                                       304                 -                  N/A

JNL/MCM The S&P(R) 10 Division405

  Accumulation unit value:
    Beginning of period                                                     $8.10              $7.55                N/A
    End of period                                                           $9.28              $8.10                N/A
  Accumulation units outstanding
  at the end of period                                                      5,068                -                  N/A

JNL/MCM Global 15 Division574

  Accumulation unit value:
    Beginning of period                                                     $8.88               N/A                 N/A
    End of period                                                          $10.97               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,062               N/A                 N/A

JNL/MCM 25 Division405

  Accumulation unit value:
    Beginning of period                                                     $9.40              $8.25                N/A
    End of period                                                          $11.15              $9.40                N/A
  Accumulation units outstanding
  at the end of period                                                      3,516                -                  N/A

JNL/MCM Select Small-Cap Division353

  Accumulation unit value:
    Beginning of period                                                    $15.66              $12.72               N/A
    End of period                                                          $17.15              $15.66               N/A
  Accumulation units outstanding
  at the end of period                                                      2,525                -                  N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division628

  Accumulation unit value:
    Beginning of period                                                     $4.74               N/A                 N/A
    End of period                                                           $5.33               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       127                N/A                 N/A

JNL/MCM Healthcare Sector Division624

  Accumulation unit value:
    Beginning of period                                                     $9.61               N/A                 N/A
    End of period                                                          $10.03               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       260                N/A                 N/A

JNL/MCM Financial Sector Division624

  Accumulation unit value:
    Beginning of period                                                    $10.04               N/A                 N/A
    End of period                                                          $11.29               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM Oil & Gas Sector Division628

  Accumulation unit value:
    Beginning of period                                                    $14.37               N/A                 N/A
    End of period                                                          $16.20               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       398                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division624

  Accumulation unit value:
    Beginning of period                                                     $6.05               N/A                 N/A
    End of period                                                           $7.11               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/FMR Balanced Division354

  Accumulation unit value:
    Beginning of period                                                     $8.99              $8.56                N/A
    End of period                                                           $9.57              $8.99                N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/T. Rowe Price Value Division354

  Accumulation unit value:
    Beginning of period                                                    $11.07              $9.48                N/A
    End of period                                                          $12.41              $11.07               N/A
  Accumulation units outstanding
  at the end of period                                                      1,514                -                  N/A

JNL/MCM S&P 500 Index Division558

  Accumulation unit value:
    Beginning of period                                                     $9.52               N/A                 N/A
    End of period                                                          $10.10               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,313               N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division558

  Accumulation unit value:
    Beginning of period                                                    $11.30               N/A                 N/A
    End of period                                                          $12.36               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       461                N/A                 N/A

JNL/MCM Small Cap Index Division354

  Accumulation unit value:
    Beginning of period                                                    $11.09              $8.85                N/A
    End of period                                                          $12.66              $11.09               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division558

  Accumulation unit value:
    Beginning of period                                                    $11.48               N/A                 N/A
    End of period                                                          $13.06               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       113                N/A                 N/A

JNL/MCM Bond Index Division354

  Accumulation unit value:
    Beginning of period                                                    $10.60              $10.83               N/A
    End of period                                                          $10.68              $10.60               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Oppenheimer Global Growth Division354

  Accumulation unit value:
    Beginning of period                                                     $9.40              $7.58                N/A
    End of period                                                          $10.78              $9.40                N/A
  Accumulation units outstanding
  at the end of period                                                      1,868                -                  N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division585

  Accumulation unit value:
    Beginning of period                                                     $9.99               N/A                 N/A
    End of period                                                          $10.72               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       250                N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division628

  Accumulation unit value:
    Beginning of period                                                    $14.37               N/A                 N/A
    End of period                                                          $15.95               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,163               N/A                 N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division383

  Accumulation unit value:
    Beginning of period                                                    $10.80              $9.85                N/A
    End of period                                                          $11.51              $10.80               N/A
  Accumulation units outstanding
  at the end of period                                                      3,581                -                  N/A

JNL/S&P Managed Growth Division585

  Accumulation unit value:
    Beginning of period                                                    $10.67               N/A                 N/A
    End of period                                                          $11.79               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,281               N/A                 N/A

JNL/S&P Managed Aggressive Growth Division472

  Accumulation unit value:
    Beginning of period                                                    $10.57              $10.14               N/A
    End of period                                                          $11.57              $10.57               N/A
  Accumulation units outstanding
  at the end of period                                                      3,050                -                  N/A

JNL/S&P Very Aggressive Growth Division I472

  Accumulation unit value:
    Beginning of period                                                    $10.19              $9.72                N/A
    End of period                                                          $10.33              $10.19               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/S&P Equity Growth Division I598

  Accumulation unit value:
    Beginning of period                                                     $9.55               N/A                 N/A
    End of period                                                           $9.61               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I624

  Accumulation unit value:
    Beginning of period                                                     $9.54               N/A                 N/A
    End of period                                                           $9.85               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 50 Division472

  Accumulation unit value:
    Beginning of period                                                     $9.73              $9.27                N/A
    End of period                                                           $9.82              $9.73                N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/S&P Core Index 100 Division585

  Accumulation unit value:
    Beginning of period                                                     $9.81               N/A                 N/A
    End of period                                                          $10.10               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Core Index 75 Division581

  Accumulation unit value:
    Beginning of period                                                     $9.65               N/A                 N/A
    End of period                                                          $10.00               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.76% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND HIGHEST ANNIVERSARY VALUE DEATH
  BENEFIT AND PREMIUM CREDIT 4% AND THREE YEAR WITHDRAWAL CHARGE PERIOD
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT
  AND NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 4% COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND NEW
  GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 4%
COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND FIVE YEAR
  WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 4%
5% ROLL-UP DEATH BENEFIT AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH AND
  PREMIUM CREDIT 4%
4% ROLL-UP DEATH BENEFIT AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED
  MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 4%
5% ROLL-UP DEATH BENEFIT AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH AND
  PREMIUM CREDIT 4%
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH AND PREMIUM CREDIT 4% EARNINGSMAX AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND NEW GUARANTEED
  MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 4%
GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH AND PREMIUM CREDIT 4% AND THREE
  YEAR WITHDRAWAL CHARGE PERIOD
EARNINGSMAX AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM
  WITHDRAWAL BENEFIT AND PREMIUM CREDIT 4%
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  PREMIUM CREDIT 4% AND THREE YEAR WITHDRAWAL CHARGE PERIOD

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division705

  Accumulation unit value:
    Beginning of period                                                    $22.22               N/A                 N/A
    End of period                                                          $22.91               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        7                 N/A                 N/A

JNL/FMR Capital Growth Division702

  Accumulation unit value:
    Beginning of period                                                    $17.20               N/A                 N/A
    End of period                                                          $18.43               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       121                N/A                 N/A

JNL/Select Global Growth Division705

  Accumulation unit value:
    Beginning of period                                                    $19.88               N/A                 N/A
    End of period                                                          $20.37               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       10                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alger Growth Division705

  Accumulation unit value:
    Beginning of period                                                    $14.87               N/A                 N/A
    End of period                                                          $15.40               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       30                 N/A                 N/A

JNL/Eagle Core Equity Division713

  Accumulation unit value:
    Beginning of period                                                    $14.90               N/A                 N/A
    End of period                                                          $15.35               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       391                N/A                 N/A

JNL/Eagle SmallCap Equity Division705

  Accumulation unit value:
    Beginning of period                                                    $16.57               N/A                 N/A
    End of period                                                          $17.48               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       708                N/A                 N/A

JNL/Select Balanced Division709

  Accumulation unit value:
    Beginning of period                                                    $19.65               N/A                 N/A
    End of period                                                          $20.20               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       260                N/A                 N/A

JNL/Putnam Equity Division710

  Accumulation unit value:
    Beginning of period                                                    $16.91               N/A                 N/A
    End of period                                                          $17.71               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       343                N/A                 N/A

JNL/PPM America High Yield Bond Division450

  Accumulation unit value:
    Beginning of period                                                    $13.78              $13.43               N/A
    End of period                                                          $14.11              $13.78               N/A
  Accumulation units outstanding
  at the end of period                                                        -                1,936                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Money Market Division702

  Accumulation unit value:
    Beginning of period                                                    $10.75               N/A                 N/A
    End of period                                                          $10.73               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      9,091               N/A                 N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division572

  Accumulation unit value:
    Beginning of period                                                    $15.45               N/A                 N/A
    End of period                                                          $16.34               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       285                N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division572

  Accumulation unit value:
    Beginning of period                                                    $13.27               N/A                 N/A
    End of period                                                          $13.67               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       600                N/A                 N/A

JNL/T. Rowe Price Established Growth Division440

  Accumulation unit value:
    Beginning of period                                                    $21.16              $19.57               N/A
    End of period                                                          $22.62              $21.16               N/A
  Accumulation units outstanding
  at the end of period                                                      1,590               850                 N/A

JNL/JPMorgan International Equity Division549

  Accumulation unit value:
    Beginning of period                                                    $10.83               N/A                 N/A
    End of period                                                          $11.83               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       270                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/T. Rowe Price Mid-Cap Growth Division678

  Accumulation unit value:
    Beginning of period                                                    $26.74               N/A                 N/A
    End of period                                                          $29.36               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,843               N/A                 N/A

JNL/Alliance Capital Growth Division719

  Accumulation unit value:
    Beginning of period                                                     $8.97               N/A                 N/A
    End of period                                                           $9.05               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       345                N/A                 N/A

JNL/JPMorgan International Value Division549

  Accumulation unit value:
    Beginning of period                                                     $8.59               N/A                 N/A
    End of period                                                           $9.54               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       646                N/A                 N/A

JNL/PIMCO Total Return Bond Division678

  Accumulation unit value:
    Beginning of period                                                    $12.62               N/A                 N/A
    End of period                                                          $12.73               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,049               N/A                 N/A

JNL/Lazard Small Cap Value Division702

  Accumulation unit value:
    Beginning of period                                                    $12.60               N/A                 N/A
    End of period                                                          $13.33               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       316                N/A                 N/A

JNL/Lazard Mid Cap Value Division702

  Accumulation unit value:
    Beginning of period                                                    $14.77               N/A                 N/A
    End of period                                                          $15.71               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,492               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $11.62               N/A                 N/A
    End of period                                                          $11.92               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      8,348               N/A                 N/A

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division546

  Accumulation unit value:
    Beginning of period                                                     $8.73               N/A                 N/A
    End of period                                                           $8.94               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     20,895               N/A                 N/A

JNL/MCM The S&P(R) 10 Division572

  Accumulation unit value:
    Beginning of period                                                     $7.98               N/A                 N/A
    End of period                                                           $9.27               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     26,070               N/A                 N/A

JNL/MCM Global 15 Division479

  Accumulation unit value:
    Beginning of period                                                     $8.80              $8.57                N/A
    End of period                                                          $10.97              $8.80                N/A
  Accumulation units outstanding
  at the end of period                                                     29,664              3,034                N/A

JNL/MCM 25 Division572

  Accumulation unit value:
    Beginning of period                                                     $9.71               N/A                 N/A
    End of period                                                          $11.15               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     22,953               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Select Small-Cap Division572

  Accumulation unit value:
    Beginning of period                                                    $15.05               N/A                 N/A
    End of period                                                          $17.14               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     15,754               N/A                 N/A

JNL/MCM Technology Sector Division705

  Accumulation unit value:
    Beginning of period                                                     $5.23               N/A                 N/A
    End of period                                                           $5.33               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       584                N/A                 N/A

JNL/MCM Healthcare Sector Division705

  Accumulation unit value:
    Beginning of period                                                     $9.61               N/A                 N/A
    End of period                                                          $10.04               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       326                N/A                 N/A

JNL/MCM Financial Sector Division734

  Accumulation unit value:
    Beginning of period                                                    $11.27               N/A                 N/A
    End of period                                                          $11.28               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       913                N/A                 N/A

JNL/MCM Oil & Gas Sector Division572

  Accumulation unit value:
    Beginning of period                                                    $13.69               N/A                 N/A
    End of period                                                          $16.19               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,640               N/A                 N/A

JNL/MCM Consumer Brands Sector Division710

  Accumulation unit value:
    Beginning of period                                                     $9.74               N/A                 N/A
    End of period                                                          $10.13               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,151               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division710

  Accumulation unit value:
    Beginning of period                                                     $9.33               N/A                 N/A
    End of period                                                           $9.57               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,370               N/A                 N/A

JNL/T. Rowe Price Value Division440

  Accumulation unit value:
    Beginning of period                                                    $11.07              $10.04               N/A
    End of period                                                          $12.41              $11.07               N/A
  Accumulation units outstanding
  at the end of period                                                      5,778              4,153                N/A

JNL/MCM S&P 500 Index Division709

  Accumulation unit value:
    Beginning of period                                                     $9.77               N/A                 N/A
    End of period                                                          $10.10               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     19,199               N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division592

  Accumulation unit value:
    Beginning of period                                                    $11.10               N/A                 N/A
    End of period                                                          $12.36               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      8,817               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Small Cap Index Division574

  Accumulation unit value:
    Beginning of period                                                    $10.84               N/A                 N/A
    End of period                                                          $12.66               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     15,851               N/A                 N/A

JNL/MCM International Index Division546

  Accumulation unit value:
    Beginning of period                                                    $11.49               N/A                 N/A
    End of period                                                          $13.06               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      9,464               N/A                 N/A

JNL/MCM Bond Index Division724

  Accumulation unit value:
    Beginning of period                                                    $10.70               N/A                 N/A
    End of period                                                          $10.67               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,774               N/A                 N/A

JNL/Oppenheimer Global Growth Division549

  Accumulation unit value:
    Beginning of period                                                     $9.83               N/A                 N/A
    End of period                                                          $10.78               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       501                N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division705

  Accumulation unit value:
    Beginning of period                                                    $10.47               N/A                 N/A
    End of period                                                          $10.71               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,324               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Small Cap Growth Division705

  Accumulation unit value:
    Beginning of period                                                    $11.11               N/A                 N/A
    End of period                                                          $11.42               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       161                N/A                 N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division705

  Accumulation unit value:
    Beginning of period                                                    $15.55               N/A                 N/A
    End of period                                                          $15.95               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       54                 N/A                 N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division710

  Accumulation unit value:
    Beginning of period                                                    $10.67               N/A                 N/A
    End of period                                                          $11.39               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     31,209               N/A                 N/A

JNL/MCM VIP Division710

  Accumulation unit value:
    Beginning of period                                                    $10.52               N/A                 N/A
    End of period                                                          $11.04               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     11,677               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM JNL 5 Division694

  Accumulation unit value:
    Beginning of period                                                     $9.86               N/A                 N/A
    End of period                                                          $10.87               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     97,089               N/A                 N/A

JNL/S&P Managed Moderate Growth Division734

  Accumulation unit value:
    Beginning of period                                                    $11.49               N/A                 N/A
    End of period                                                          $11.50               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,131               N/A                 N/A

JNL/S&P Managed Growth Division434

  Accumulation unit value:
    Beginning of period                                                    $10.87              $10.41               N/A
    End of period                                                          $11.78              $10.87               N/A
  Accumulation units outstanding
  at the end of period                                                     18,711              6,994                N/A

JNL/S&P Managed Aggressive Growth Division512

  Accumulation unit value:
    Beginning of period                                                    $10.81               N/A                 N/A
    End of period                                                          $11.57               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     10,669               N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Equity Aggressive Growth Division I542

  Accumulation unit value:
    Beginning of period                                                     $9.63               N/A                 N/A
    End of period                                                           $9.85               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division694

  Accumulation unit value:
    Beginning of period                                                    $10.03               N/A                 N/A
    End of period                                                          $10.28               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      9,935               N/A                 N/A

JNL/S&P Managed Moderate Division724

  Accumulation unit value:
    Beginning of period                                                    $10.36               N/A                 N/A
    End of period                                                          $10.47               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,428               N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.77% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND FIVE YEAR
  WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 3%
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  EARNINGSMAX AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 3% EARNINGSMAX AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM
  WITHDRAWAL BENEFIT AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM CREDIT 3%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Equity Division534

  Accumulation unit value:
    Beginning of period                                                    $10.42               N/A                 N/A
    End of period                                                          $11.81               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       742                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division534

  Accumulation unit value:
    Beginning of period                                                    $13.47               N/A                 N/A
    End of period                                                          $15.70               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       573                N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division502

  Accumulation unit value:
    Beginning of period                                                     $7.38               N/A                 N/A
    End of period                                                           $7.71               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,752               N/A                 N/A

JNL/MCM The DowSM 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division534

  Accumulation unit value:
    Beginning of period                                                     $9.98               N/A                 N/A
    End of period                                                          $10.02               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       774                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Value Division534

  Accumulation unit value:
    Beginning of period                                                    $11.05               N/A                 N/A
    End of period                                                          $12.40               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       699                N/A                 N/A

JNL/MCM S&P 500 Index Division504

  Accumulation unit value:
    Beginning of period                                                     $9.55               N/A                 N/A
    End of period                                                          $10.09               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,314               N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division456

  Accumulation unit value:
    Beginning of period                                                    $10.79              $10.36               N/A
    End of period                                                          $11.50              $10.79               N/A
  Accumulation units outstanding
  at the end of period                                                      2,468              2,468                N/A

JNL/S&P Managed Growth Division456

  Accumulation unit value:
    Beginning of period                                                    $10.86              $10.39               N/A
    End of period                                                          $11.77              $10.86               N/A
  Accumulation units outstanding
  at the end of period                                                      7,397              2,462                N/A

JNL/S&P Managed Aggressive Growth Division456

  Accumulation unit value:
    Beginning of period                                                    $10.55              $10.01               N/A
    End of period                                                          $11.56              $10.55               N/A
  Accumulation units outstanding
  at the end of period                                                      2,554              2,554                N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division456

  Accumulation unit value:
    Beginning of period                                                    $10.01              $9.56                N/A
    End of period                                                          $10.10              $10.01               N/A
  Accumulation units outstanding
  at the end of period                                                        -                5,350                N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.795% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
20% ADDITIONAL FREE WITHDRAWAL AND COMBINATION 5% ROLL-UP AND HIGHEST
  ANNIVERSARY VALUE DEATH BENEFIT AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND PREMIUM CREDIT 2%
5% ROLL-UP DEATH BENEFIT AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM
  CREDIT 2% AND THREE YEAR WITHDRAWAL CHARGE PERIOD
20% ADDITIONAL FREE WITHDRAWAL AND 5% ROLL-UP DEATH BENEFIT AND NEW GUARANTEED
  MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 2%
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH AND PREMIUM CREDIT 2%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division721

  Accumulation unit value:
    Beginning of period                                                     $9.11               N/A                 N/A
    End of period                                                           $9.51               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       778                N/A                 N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Small Cap Value Division721

  Accumulation unit value:
    Beginning of period                                                    $12.88               N/A                 N/A
    End of period                                                          $13.30               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       550                N/A                 N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division521

  Accumulation unit value:
    Beginning of period                                                     $8.92               N/A                 N/A
    End of period                                                           $8.92               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,548               N/A                 N/A

JNL/MCM The S&P(R) 10 Division521

  Accumulation unit value:
    Beginning of period                                                     $8.08               N/A                 N/A
    End of period                                                           $9.25               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,571               N/A                 N/A

JNL/MCM Global 15 Division521

  Accumulation unit value:
    Beginning of period                                                     $9.65               N/A                 N/A
    End of period                                                          $10.94               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       509                N/A                 N/A

JNL/MCM 25 Division521

  Accumulation unit value:
    Beginning of period                                                     $9.38               N/A                 N/A
    End of period                                                          $11.13               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       109                N/A                 N/A

JNL/MCM Select Small-Cap Division521

  Accumulation unit value:
    Beginning of period                                                    $14.81               N/A                 N/A
    End of period                                                          $17.11               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       313                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division682

  Accumulation unit value:
    Beginning of period                                                    $15.33               N/A                 N/A
    End of period                                                          $16.16               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,171               N/A                 N/A

JNL/MCM Consumer Brands Sector Division682

  Accumulation unit value:
    Beginning of period                                                     $9.04               N/A                 N/A
    End of period                                                          $10.11               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       451                N/A                 N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Value Division721

  Accumulation unit value:
    Beginning of period                                                    $11.91               N/A                 N/A
    End of period                                                          $12.39               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       595                N/A                 N/A

JNL/MCM S&P 500 Index Division682

  Accumulation unit value:
    Beginning of period                                                     $9.30               N/A                 N/A
    End of period                                                          $10.09               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       877                N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division682

  Accumulation unit value:
    Beginning of period                                                    $10.99               N/A                 N/A
    End of period                                                          $12.34               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       743                N/A                 N/A

JNL/MCM Small Cap Index Division682

  Accumulation unit value:
    Beginning of period                                                    $11.11               N/A                 N/A
    End of period                                                          $12.65               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       734                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division682

  Accumulation unit value:
    Beginning of period                                                    $11.49               N/A                 N/A
    End of period                                                          $13.05               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       710                N/A                 N/A

JNL/MCM Bond Index Division682

  Accumulation unit value:
    Beginning of period                                                    $10.70               N/A                 N/A
    End of period                                                          $10.66               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       763                N/A                 N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 15 Division682

  Accumulation unit value:
    Beginning of period                                                     $9.89               N/A                 N/A
    End of period                                                          $10.80               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       825                N/A                 N/A

JNL/MCM Value Line 25 Division682

  Accumulation unit value:
    Beginning of period                                                     $9.61               N/A                 N/A
    End of period                                                          $11.39               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       849                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division417

  Accumulation unit value:
    Beginning of period                                                    $10.77              $10.16               N/A
    End of period                                                          $11.48              $10.77               N/A
  Accumulation units outstanding
  at the end of period                                                      2,007              2,010                N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division734

  Accumulation unit value:
    Beginning of period                                                    $10.45               N/A                 N/A
    End of period                                                          $10.47               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     13,676               N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.81% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM
  CREDIT 4% AND THREE YEAR WITHDRAWAL CHARGE PERIOD
5% ROLL-UP DEATH BENEFIT AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED
  MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 4%
5% ROLL-UP DEATH BENEFIT AND EARNINGSMAX AND GUARANTEED MINIMUM WITHDRAWAL
  BENEFIT AND PREMIUM CREDIT 4%
4% ROLL-UP DEATH BENEFIT AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND NEW
  GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 4%
EARNINGSMAX AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND NEW GUARANTEED MINIMUM
  WITHDRAWAL BENEFIT AND PREMIUM CREDIT 4%
GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND HIGHEST ANNIVERSARY VALUE DEATH
  BENEFIT AND PREMIUM CREDIT 4% AND THREE YEAR WITHDRAWAL CHARGE PERIOD COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND FIVE YEAR
  WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH AND PREMIUM CREDIT 4%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division652

  Accumulation unit value:
    Beginning of period                                                    $20.15               N/A                 N/A
    End of period                                                          $22.80               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,379               N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alger Growth Division449

  Accumulation unit value:
    Beginning of period                                                    $15.01              $14.61               N/A
    End of period                                                          $15.33              $15.01               N/A
  Accumulation units outstanding
  at the end of period                                                      1,778              2,272                N/A

JNL/Eagle Core Equity Division449

  Accumulation unit value:
    Beginning of period                                                    $14.79              $14.16               N/A
    End of period                                                          $15.29              $14.79               N/A
  Accumulation units outstanding
  at the end of period                                                        -                1,413                N/A

JNL/Eagle SmallCap Equity Division452

  Accumulation unit value:
    Beginning of period                                                    $15.08              $14.86               N/A
    End of period                                                          $17.41              $15.08               N/A
  Accumulation units outstanding
  at the end of period                                                      1,787               867                 N/A

JNL/Select Balanced Division449

  Accumulation unit value:
    Beginning of period                                                    $18.65              $17.94               N/A
    End of period                                                          $20.10              $18.65               N/A
  Accumulation units outstanding
  at the end of period                                                        -                1,115                N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division452

  Accumulation unit value:
    Beginning of period                                                    $13.72              $13.83               N/A
    End of period                                                          $14.04              $13.72               N/A
  Accumulation units outstanding
  at the end of period                                                        -                 481                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Money Market Division544

  Accumulation unit value:
    Beginning of period                                                    $10.84               N/A                 N/A
    End of period                                                          $10.68               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Putnam Value Equity Division449

  Accumulation unit value:
    Beginning of period                                                    $16.23              $15.33               N/A
    End of period                                                          $17.31              $16.23               N/A
  Accumulation units outstanding
  at the end of period                                                        -                1,305                N/A

JNL/Salomon Brothers Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Established Growth Division449

  Accumulation unit value:
    Beginning of period                                                    $21.07              $19.98               N/A
    End of period                                                          $22.51              $21.07               N/A
  Accumulation units outstanding
  at the end of period                                                     11,094              1,828                N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/T. Rowe Price Mid-Cap Growth Division449

  Accumulation unit value:
    Beginning of period                                                    $25.46              $24.84               N/A
    End of period                                                          $29.22              $25.46               N/A
  Accumulation units outstanding
  at the end of period                                                      4,206              1,211                N/A

JNL/Alliance Capital Growth Division452

  Accumulation unit value:
    Beginning of period                                                     $8.72              $8.43                N/A
    End of period                                                           $9.02              $8.72                N/A
  Accumulation units outstanding
  at the end of period                                                      1,182              1,183                N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                     $7.98              $7.98                N/A
    End of period                                                           $9.50              $7.98                N/A
  Accumulation units outstanding
  at the end of period                                                      2,264               455                 N/A

JNL/PIMCO Total Return Bond Division645

  Accumulation unit value:
    Beginning of period                                                    $12.58               N/A                 N/A
    End of period                                                          $12.68               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       568                N/A                 N/A

JNL/Lazard Small Cap Value Division449

  Accumulation unit value:
    Beginning of period                                                    $11.85              $11.40               N/A
    End of period                                                          $13.29              $11.85               N/A
  Accumulation units outstanding
  at the end of period                                                      7,161              2,033                N/A

JNL/Lazard Mid Cap Value Division449

  Accumulation unit value:
    Beginning of period                                                    $12.91              $12.43               N/A
    End of period                                                          $15.66              $12.91               N/A
  Accumulation units outstanding
  at the end of period                                                       952               1,890                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $11.59               N/A                 N/A
    End of period                                                          $11.88               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,535               N/A                 N/A

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division452

  Accumulation unit value:
    Beginning of period                                                     $7.11              $6.67                N/A
    End of period                                                           $7.69              $7.11                N/A
  Accumulation units outstanding
  at the end of period                                                      1,476              1,477                N/A

JNL/MCM The DowSM 10 Division449

  Accumulation unit value:
    Beginning of period                                                     $8.91              $8.03                N/A
    End of period                                                           $8.91              $8.91                N/A
  Accumulation units outstanding
  at the end of period                                                     16,284              7,426                N/A

JNL/MCM The S&P(R) 10 Division456

  Accumulation unit value:
    Beginning of period                                                     $8.08              $7.46                N/A
    End of period                                                           $9.25              $8.08                N/A
  Accumulation units outstanding
  at the end of period                                                      8,692              3,981                N/A

JNL/MCM Global 15 Division456

  Accumulation unit value:
    Beginning of period                                                     $8.78              $8.26                N/A
    End of period                                                          $10.94              $8.78                N/A
  Accumulation units outstanding
  at the end of period                                                     11,265              3,617                N/A

JNL/MCM 25 Division456

  Accumulation unit value:
    Beginning of period                                                     $9.38              $8.38                N/A
    End of period                                                          $11.12              $9.38                N/A
  Accumulation units outstanding
  at the end of period                                                     11,370              3,508                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Select Small-Cap Division449

  Accumulation unit value:
    Beginning of period                                                    $15.62              $15.36               N/A
    End of period                                                          $17.10              $15.62               N/A
  Accumulation units outstanding
  at the end of period                                                      5,829              3,460                N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division615

  Accumulation unit value:
    Beginning of period                                                    $14.31               N/A                 N/A
    End of period                                                          $16.15               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     10,927               N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Midcap Growth Division558

  Accumulation unit value:
    Beginning of period                                                     $6.43               N/A                 N/A
    End of period                                                           $7.10               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     11,070               N/A                 N/A

JNL/FMR Balanced Division449

  Accumulation unit value:
    Beginning of period                                                     $8.97              $8.71                N/A
    End of period                                                           $9.54              $8.97                N/A
  Accumulation units outstanding
  at the end of period                                                      2,371              2,296                N/A

JNL/T. Rowe Price Value Division449

  Accumulation unit value:
    Beginning of period                                                    $11.05              $10.40               N/A
    End of period                                                          $12.38              $11.05               N/A
  Accumulation units outstanding
  at the end of period                                                     36,059              5,109                N/A

JNL/MCM S&P 500 Index Division530

  Accumulation unit value:
    Beginning of period                                                     $9.77               N/A                 N/A
    End of period                                                          $10.08               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     40,004               N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division452

  Accumulation unit value:
    Beginning of period                                                    $10.96              $10.53               N/A
    End of period                                                          $12.34              $10.96               N/A
  Accumulation units outstanding
  at the end of period                                                     42,068               610                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Small Cap Index Division546

  Accumulation unit value:
    Beginning of period                                                    $11.53               N/A                 N/A
    End of period                                                          $12.64               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     40,614               N/A                 N/A

JNL/MCM International Index Division449

  Accumulation unit value:
    Beginning of period                                                    $11.23              $10.24               N/A
    End of period                                                          $13.04              $11.23               N/A
  Accumulation units outstanding
  at the end of period                                                     48,597               976                 N/A

JNL/MCM Bond Index Division621

  Accumulation unit value:
    Beginning of period                                                    $10.54               N/A                 N/A
    End of period                                                          $10.66               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,205               N/A                 N/A

JNL/Oppenheimer Global Growth Division449

  Accumulation unit value:
    Beginning of period                                                     $9.39              $8.77                N/A
    End of period                                                          $10.77              $9.39                N/A
  Accumulation units outstanding
  at the end of period                                                        -                2,281                N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division449

  Accumulation unit value:
    Beginning of period                                                    $10.00              $9.97                N/A
    End of period                                                          $10.70              $10.00               N/A
  Accumulation units outstanding
  at the end of period                                                      1,332              2,006                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Small Cap Growth Division452

  Accumulation unit value:
    Beginning of period                                                    $10.98              $10.68               N/A
    End of period                                                          $11.41              $10.98               N/A
  Accumulation units outstanding
  at the end of period                                                      1,394               602                 N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division449

  Accumulation unit value:
    Beginning of period                                                    $14.28              $13.52               N/A
    End of period                                                          $15.93              $14.28               N/A
  Accumulation units outstanding
  at the end of period                                                       389               1,480                N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division711

  Accumulation unit value:
    Beginning of period                                                    $10.70               N/A                 N/A
    End of period                                                          $11.39               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,860               N/A                 N/A

JNL/MCM VIP Division713

  Accumulation unit value:
    Beginning of period                                                    $10.64               N/A                 N/A
    End of period                                                          $11.04               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     10,272               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Growth Division452

  Accumulation unit value:
    Beginning of period                                                    $10.76              $10.32               N/A
    End of period                                                          $11.46              $10.76               N/A
  Accumulation units outstanding
  at the end of period                                                     59,260              1,246                N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                    $10.84              $10.84               N/A
    End of period                                                          $11.74              $10.84               N/A
  Accumulation units outstanding
  at the end of period                                                     96,667               349                 N/A

JNL/S&P Managed Aggressive Growth Division674

  Accumulation unit value:
    Beginning of period                                                    $10.63               N/A                 N/A
    End of period                                                          $11.53               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     105,396              N/A                 N/A

JNL/S&P Very Aggressive Growth Division I521

  Accumulation unit value:
    Beginning of period                                                    $10.39               N/A                 N/A
    End of period                                                          $10.29               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Equity Growth Division I622

  Accumulation unit value:
    Beginning of period                                                     $9.42               N/A                 N/A
    End of period                                                           $9.57               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.82% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
5% ROLL-UP DEATH BENEFIT AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM
  CREDIT 3% AND THREE YEAR WITHDRAWAL CHARGE PERIOD

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division451

  Accumulation unit value:
    Beginning of period                                                    $10.75              $10.28               N/A
    End of period                                                          $11.46              $10.75               N/A
  Accumulation units outstanding
  at the end of period                                                      5,807              5,807                N/A

JNL/S&P Managed Growth Division451

  Accumulation unit value:
    Beginning of period                                                    $10.83              $10.28               N/A
    End of period                                                          $11.73              $10.83               N/A
  Accumulation units outstanding
  at the end of period                                                      1,937              1,937                N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.845% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
20% ADDITIONAL FREE WITHDRAWAL AND COMBINATION 5% ROLL-UP AND HIGHEST
  ANNIVERSARY VALUE DEATH BENEFIT AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 2%
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND FIVE YEAR
  WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 2%
FIVE YEAR WITHDRAWAL  CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT
  RELAUNCH AND PREMIUM CREDIT 2%
20% ADDITIONAL FREE WITHDRAWAL AND COMBINATION 4% ROLL-UP AND HIGHEST
  ANNIVERSARY VALUE DEATH BENEFIT AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH AND PREMIUM CREDIT 2%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alger Growth Division689

  Accumulation unit value:
    Beginning of period                                                    $13.79               N/A                 N/A
    End of period                                                          $15.27               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,243               N/A                 N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division628

  Accumulation unit value:
    Beginning of period                                                    $14.58               N/A                 N/A
    End of period                                                          $17.36               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,473               N/A                 N/A

JNL/Select Balanced Division724

  Accumulation unit value:
    Beginning of period                                                    $19.79               N/A                 N/A
    End of period                                                          $20.03               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       56                 N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Money Market Division607

  Accumulation unit value:
    Beginning of period                                                    $10.74               N/A                 N/A
    End of period                                                          $10.64               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/T. Rowe Price Mid-Cap Growth Division628

  Accumulation unit value:
    Beginning of period                                                    $24.92               N/A                 N/A
    End of period                                                          $29.12               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       205                N/A                 N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division689

  Accumulation unit value:
    Beginning of period                                                    $13.69               N/A                 N/A
    End of period                                                          $15.62               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,251               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Salomon Brothers High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division619

  Accumulation unit value:
    Beginning of period                                                     $8.22               N/A                 N/A
    End of period                                                           $8.90               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       413                N/A                 N/A

JNL/MCM The S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Global 15 Division724

  Accumulation unit value:
    Beginning of period                                                    $10.81               N/A                 N/A
    End of period                                                          $10.91               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       206                N/A                 N/A

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Value Division628

  Accumulation unit value:
    Beginning of period                                                    $11.06               N/A                 N/A
    End of period                                                          $12.36               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,403               N/A                 N/A

JNL/MCM S&P 500 Index Division619

  Accumulation unit value:
    Beginning of period                                                     $9.27               N/A                 N/A
    End of period                                                          $10.07               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       366                N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division619

  Accumulation unit value:
    Beginning of period                                                    $11.04               N/A                 N/A
    End of period                                                          $12.32               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       307                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Small Cap Index Division619

  Accumulation unit value:
    Beginning of period                                                    $11.02               N/A                 N/A
    End of period                                                          $12.63               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       308                N/A                 N/A

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Global Growth Division628

  Accumulation unit value:
    Beginning of period                                                     $8.94               N/A                 N/A
    End of period                                                          $10.75               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,934               N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division724

  Accumulation unit value:
    Beginning of period                                                    $15.66               N/A                 N/A
    End of period                                                          $15.92               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       71                 N/A                 N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Growth Division724

  Accumulation unit value:
    Beginning of period                                                    $11.29               N/A                 N/A
    End of period                                                          $11.44               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       492                N/A                 N/A

JNL/S&P Managed Growth Division674

  Accumulation unit value:
    Beginning of period                                                    $10.89               N/A                 N/A
    End of period                                                          $11.71               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       316                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division674

  Accumulation unit value:
    Beginning of period                                                    $10.61               N/A                 N/A
    End of period                                                          $11.50               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,724               N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I619

  Accumulation unit value:
    Beginning of period                                                     $9.38               N/A                 N/A
    End of period                                                           $9.55               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division619

  Accumulation unit value:
    Beginning of period                                                     $9.91               N/A                 N/A
    End of period                                                          $10.08               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division733

  Accumulation unit value:
    Beginning of period                                                    $10.41               N/A                 N/A
    End of period                                                          $10.47               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,287               N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.85% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
COMBINED DEATH BENEFIT AND EARNINGSMAX AND PREMIUM CREDIT 2%
GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH AND HIGHEST ANNIVERSARY VALUE
  DEATH BENEFIT AND THREE YEAR WITHDRAWAL
CHARGE PERIOD

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division335

  Accumulation unit value:
    Beginning of period                                                    $14.96              $12.70               N/A
    End of period                                                          $15.27              $14.96               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division563

  Accumulation unit value:
    Beginning of period                                                    $14.89               N/A                 N/A
    End of period                                                          $15.24               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Eagle SmallCap Equity Division608

  Accumulation unit value:
    Beginning of period                                                    $15.76               N/A                 N/A
    End of period                                                          $17.35               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Select Balanced Division335

  Accumulation unit value:
    Beginning of period                                                    $18.58              $16.72               N/A
    End of period                                                          $20.03              $18.58               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division397

  Accumulation unit value:
    Beginning of period                                                    $13.68              $12.76               N/A
    End of period                                                          $13.99              $13.68               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division372

  Accumulation unit value:
    Beginning of period                                                    $16.16              $14.54               N/A
    End of period                                                          $17.24              $16.16               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Salomon Brothers Strategic Bond Division335

  Accumulation unit value:
    Beginning of period                                                    $15.59              $15.32               N/A
    End of period                                                          $16.20              $15.59               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division335

  Accumulation unit value:
    Beginning of period                                                    $13.43              $14.04               N/A
    End of period                                                          $13.55              $13.43               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/T. Rowe Price Established Growth Division335

  Accumulation unit value:
    Beginning of period                                                    $21.00              $18.07               N/A
    End of period                                                          $22.43              $21.00               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division335

  Accumulation unit value:
    Beginning of period                                                    $25.38              $20.98               N/A
    End of period                                                          $29.11              $25.38               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division504

  Accumulation unit value:
    Beginning of period                                                     $8.99               N/A                 N/A
    End of period                                                           $8.73               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/JPMorgan International Value Division372

  Accumulation unit value:
    Beginning of period                                                     $7.96              $6.34                N/A
    End of period                                                           $9.48              $7.96                N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/PIMCO Total Return Bond Division264

  Accumulation unit value:
    Beginning of period                                                    $12.46              $12.28               N/A
    End of period                                                          $12.65              $12.46               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Lazard Small Cap Value Division335

  Accumulation unit value:
    Beginning of period                                                    $11.82              $9.37                N/A
    End of period                                                          $13.25              $11.82               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Lazard Mid Cap Value Division335

  Accumulation unit value:
    Beginning of period                                                    $12.88              $10.85               N/A
    End of period                                                          $15.62              $12.88               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $11.56               N/A                 N/A
    End of period                                                          $11.85               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division397

  Accumulation unit value:
    Beginning of period                                                     $7.10              $6.31                N/A
    End of period                                                           $7.68              $7.10                N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/MCM The DowSM 10 Division607

  Accumulation unit value:
    Beginning of period                                                     $8.39               N/A                 N/A
    End of period                                                           $8.89               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       211                N/A                 N/A

JNL/MCM The S&P(R) 10 Division563

  Accumulation unit value:
    Beginning of period                                                     $8.35               N/A                 N/A
    End of period                                                           $9.23               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       202                N/A                 N/A

JNL/MCM Global 15 Division372

  Accumulation unit value:
    Beginning of period                                                     $8.76              $7.49                N/A
    End of period                                                          $10.91              $8.76                N/A
  Accumulation units outstanding
  at the end of period                                                       166                 -                  N/A

JNL/MCM 25 Division468

  Accumulation unit value:
    Beginning of period                                                     $9.36              $8.80                N/A
    End of period                                                          $11.09              $9.36                N/A
  Accumulation units outstanding
  at the end of period                                                       167                 -                  N/A

JNL/MCM Select Small-Cap Division607

  Accumulation unit value:
    Beginning of period                                                    $15.39               N/A                 N/A
    End of period                                                          $17.06               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       109                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division612

  Accumulation unit value:
    Beginning of period                                                     $9.98               N/A                 N/A
    End of period                                                           $9.86               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division612

  Accumulation unit value:
    Beginning of period                                                    $16.11               N/A                 N/A
    End of period                                                          $14.19               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division335

  Accumulation unit value:
    Beginning of period                                                     $8.96              $8.44                N/A
    End of period                                                           $9.53              $8.96                N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/T. Rowe Price Value Division335

  Accumulation unit value:
    Beginning of period                                                    $11.03              $9.19                N/A
    End of period                                                          $12.36              $11.03               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/MCM S&P 500 Index Division415

  Accumulation unit value:
    Beginning of period                                                     $9.41              $8.70                N/A
    End of period                                                          $10.07              $9.41                N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/MCM S&P 400 MidCap Index Division397

  Accumulation unit value:
    Beginning of period                                                    $10.95              $9.70                N/A
    End of period                                                          $12.32              $10.95               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/MCM Small Cap Index Division397

  Accumulation unit value:
    Beginning of period                                                    $11.07              $9.70                N/A
    End of period                                                          $12.63              $11.07               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division335

  Accumulation unit value:
    Beginning of period                                                    $11.22              $8.75                N/A
    End of period                                                          $13.03              $11.22               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/MCM Bond Index Division335

  Accumulation unit value:
    Beginning of period                                                    $10.57              $10.79               N/A
    End of period                                                          $10.64              $10.57               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Oppenheimer Global Growth Division335

  Accumulation unit value:
    Beginning of period                                                     $9.38              $7.18                N/A
    End of period                                                          $10.75              $9.38                N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division372

  Accumulation unit value:
    Beginning of period                                                     $9.99              $8.89                N/A
    End of period                                                          $10.68              $9.99                N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/AIM Small Cap Growth Division372

  Accumulation unit value:
    Beginning of period                                                    $10.97              $9.53                N/A
    End of period                                                          $11.39              $10.97               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division335

  Accumulation unit value:
    Beginning of period                                                    $14.27              $11.84               N/A
    End of period                                                          $15.92              $14.27               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division397

  Accumulation unit value:
    Beginning of period                                                    $10.74              $9.98                N/A
    End of period                                                          $11.43              $10.74               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/S&P Managed Growth Division595

  Accumulation unit value:
    Beginning of period                                                    $11.71               N/A                 N/A
    End of period                                                          $10.95               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Managed Aggressive Growth Division256

  Accumulation unit value:
    Beginning of period                                                    $10.51              $8.48                N/A
    End of period                                                          $11.50              $10.51               N/A
  Accumulation units outstanding
  at the end of period                                                        -                  -                  N/A

JNL/S&P Very Aggressive Growth Division I595

  Accumulation unit value:
    Beginning of period                                                    $10.26               N/A                 N/A
    End of period                                                          $10.40               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I198

  Accumulation unit value:
    Beginning of period                                                     $9.68              $7.67               $7.44
    End of period                                                           $9.79              $9.68               $7.67
  Accumulation units outstanding
  at the end of period                                                        -                  -                   -






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division611

  Accumulation unit value:
    Beginning of period                                                     $9.97               N/A                 N/A
    End of period                                                           $9.96               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.86% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND HIGHEST ANNIVERSARY VALUE DEATH
  BENEFIT AND PREMIUM CREDIT 4% AND THREE YEAR WITHDRAWAL CHARGE PERIOD COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH AND PREMIUM CREDIT 4%
5% ROLL-UP DEATH BENEFIT AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH AND
  PREMIUM CREDIT 4%
HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND NEW GUARANTEED MINIMUM WITHDRAWAL
  BENEFIT AND PREMIUM CREDIT 4% AND THREE YEAR WITHDRAWAL CHARGE PERIOD COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  EARNINGSMAX AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 4%
5% ROLL-UP DEATH BENEFIT AND EARNINGSMAX AND FIVE YEAR WITHDRAWAL CHARGE PERIOD
  AND PREMIUM CREDIT 4%
COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND FIVE YEAR
  WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 4%
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH AND PREMIUM CREDIT 4%
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT
  RELAUNCH AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM CREDIT 4%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division634

  Accumulation unit value:
    Beginning of period                                                    $14.27               N/A                 N/A
    End of period                                                          $17.34               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       298                N/A                 N/A

JNL/Select Balanced Division598

  Accumulation unit value:
    Beginning of period                                                    $18.55               N/A                 N/A
    End of period                                                          $20.00               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       215                N/A                 N/A

JNL/Putnam Equity Division655

  Accumulation unit value:
    Beginning of period                                                    $15.76               N/A                 N/A
    End of period                                                          $17.54               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       572                N/A                 N/A

JNL/PPM America High Yield Bond Division658

  Accumulation unit value:
    Beginning of period                                                    $13.89               N/A                 N/A
    End of period                                                          $13.98               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division598

  Accumulation unit value:
    Beginning of period                                                    $15.16               N/A                 N/A
    End of period                                                          $16.18               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       288                N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Established Growth Division551

  Accumulation unit value:
    Beginning of period                                                    $21.67               N/A                 N/A
    End of period                                                          $22.40               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       190                N/A                 N/A

JNL/JPMorgan International Equity Division598

  Accumulation unit value:
    Beginning of period                                                    $10.14               N/A                 N/A
    End of period                                                          $11.71               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/T. Rowe Price Mid-Cap Growth Division551

  Accumulation unit value:
    Beginning of period                                                    $26.72               N/A                 N/A
    End of period                                                          $29.08               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,185               N/A                 N/A

JNL/Alliance Capital Growth Division655

  Accumulation unit value:
    Beginning of period                                                     $8.14               N/A                 N/A
    End of period                                                           $8.99               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       630                N/A                 N/A

JNL/JPMorgan International Value Division733

  Accumulation unit value:
    Beginning of period                                                     $9.41               N/A                 N/A
    End of period                                                           $9.47               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       449                N/A                 N/A

JNL/PIMCO Total Return Bond Division658

  Accumulation unit value:
    Beginning of period                                                    $12.55               N/A                 N/A
    End of period                                                          $12.64               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       414                N/A                 N/A

JNL/Lazard Small Cap Value Division638

  Accumulation unit value:
    Beginning of period                                                    $11.23               N/A                 N/A
    End of period                                                          $13.24               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,786               N/A                 N/A

JNL/Lazard Mid Cap Value Division551

  Accumulation unit value:
    Beginning of period                                                    $13.99               N/A                 N/A
    End of period                                                          $15.61               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,219               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $11.55               N/A                 N/A
    End of period                                                          $11.84               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       453                N/A                 N/A

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division551

  Accumulation unit value:
    Beginning of period                                                     $8.86               N/A                 N/A
    End of period                                                           $8.89               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     35,204               N/A                 N/A

JNL/MCM The S&P(R) 10 Division551

  Accumulation unit value:
    Beginning of period                                                     $8.45               N/A                 N/A
    End of period                                                           $9.22               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     36,393               N/A                 N/A

JNL/MCM Global 15 Division551

  Accumulation unit value:
    Beginning of period                                                     $9.57               N/A                 N/A
    End of period                                                          $10.91               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     33,137               N/A                 N/A

JNL/MCM 25 Division551

  Accumulation unit value:
    Beginning of period                                                     $9.87               N/A                 N/A
    End of period                                                          $11.08               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     29,715               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Select Small-Cap Division551

  Accumulation unit value:
    Beginning of period                                                    $15.87               N/A                 N/A
    End of period                                                          $17.05               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     18,947               N/A                 N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division551

  Accumulation unit value:
    Beginning of period                                                    $10.21               N/A                 N/A
    End of period                                                           $9.97               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,857               N/A                 N/A

JNL/MCM Financial Sector Division733

  Accumulation unit value:
    Beginning of period                                                    $11.14               N/A                 N/A
    End of period                                                          $11.22               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       380                N/A                 N/A

JNL/MCM Oil & Gas Sector Division612

  Accumulation unit value:
    Beginning of period                                                    $14.19               N/A                 N/A
    End of period                                                          $16.10               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,164               N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Midcap Growth Division655

  Accumulation unit value:
    Beginning of period                                                     $6.04               N/A                 N/A
    End of period                                                           $7.08               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,416               N/A                 N/A

JNL/FMR Balanced Division655

  Accumulation unit value:
    Beginning of period                                                     $8.76               N/A                 N/A
    End of period                                                           $9.52               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,048               N/A                 N/A

JNL/T. Rowe Price Value Division638

  Accumulation unit value:
    Beginning of period                                                    $10.85               N/A                 N/A
    End of period                                                          $12.35               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,873               N/A                 N/A

JNL/MCM S&P 500 Index Division563

  Accumulation unit value:
    Beginning of period                                                     $9.59               N/A                 N/A
    End of period                                                          $10.07               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,112               N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division563

  Accumulation unit value:
    Beginning of period                                                    $11.50               N/A                 N/A
    End of period                                                          $12.32               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,191               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Small Cap Index Division563

  Accumulation unit value:
    Beginning of period                                                    $11.69               N/A                 N/A
    End of period                                                          $12.63               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,765               N/A                 N/A

JNL/MCM International Index Division563

  Accumulation unit value:
    Beginning of period                                                    $11.48               N/A                 N/A
    End of period                                                          $13.02               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,463               N/A                 N/A

JNL/MCM Bond Index Division563

  Accumulation unit value:
    Beginning of period                                                    $10.52               N/A                 N/A
    End of period                                                          $10.64               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,268               N/A                 N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division634

  Accumulation unit value:
    Beginning of period                                                     $9.47               N/A                 N/A
    End of period                                                          $10.68               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,387               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Small Cap Growth Division551

  Accumulation unit value:
    Beginning of period                                                    $11.59               N/A                 N/A
    End of period                                                          $11.39               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       521                N/A                 N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division724

  Accumulation unit value:
    Beginning of period                                                    $15.66               N/A                 N/A
    End of period                                                          $15.91               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       271                N/A                 N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division718

  Accumulation unit value:
    Beginning of period                                                    $11.03               N/A                 N/A
    End of period                                                          $11.39               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,285               N/A                 N/A

JNL/MCM VIP Division729

  Accumulation unit value:
    Beginning of period                                                    $10.87               N/A                 N/A
    End of period                                                          $11.04               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     17,504               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM JNL 5 Division690

  Accumulation unit value:
    Beginning of period                                                     $9.61               N/A                 N/A
    End of period                                                          $10.87               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,148               N/A                 N/A

JNL/S&P Managed Moderate Growth Division655

  Accumulation unit value:
    Beginning of period                                                    $10.55               N/A                 N/A
    End of period                                                          $11.43               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,027               N/A                 N/A

JNL/S&P Managed Growth Division621

  Accumulation unit value:
    Beginning of period                                                    $10.66               N/A                 N/A
    End of period                                                          $11.70               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     36,386               N/A                 N/A

JNL/S&P Managed Aggressive Growth Division724

  Accumulation unit value:
    Beginning of period                                                    $11.29               N/A                 N/A
    End of period                                                          $11.49               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       376                N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division712

  Accumulation unit value:
    Beginning of period                                                    $10.29               N/A                 N/A
    End of period                                                          $10.47               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     22,956               N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.895% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 2% AND THREE YEAR WITHDRAWAL CHARGE PERIOD
20%  ADDITIONAL FREE WITHDRAWAL AND COMBINATION 4% ROLL-UP AND HIGHEST
  ANNIVERSARY VALUE DEATH BENEFIT AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 2%
EARNINGSMAX AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND HIGHEST ANNIVERSARY VALUE
  DEATH BENEFIT AND NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 2%
20% ADDITIONAL FREE WITHDRAWAL AND COMBINATION 5% ROLL-UP AND HIGHEST
  ANNIVERSARY VALUE DEATH BENEFIT AND NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 2%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Established Growth Division546

  Accumulation unit value:
    Beginning of period                                                    $20.99               N/A                 N/A
    End of period                                                          $22.33               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,223               N/A                 N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/T. Rowe Price Mid-Cap Growth Division546

  Accumulation unit value:
    Beginning of period                                                    $25.66               N/A                 N/A
    End of period                                                          $28.98               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       904                N/A                 N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division616

  Accumulation unit value:
    Beginning of period                                                    $12.36               N/A                 N/A
    End of period                                                          $12.61               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Salomon Brothers High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division441

  Accumulation unit value:
    Beginning of period                                                     $8.88              $7.82                N/A
    End of period                                                           $8.87              $8.88                N/A
  Accumulation units outstanding
  at the end of period                                                      7,798              1,722                N/A

JNL/MCM The S&P(R) 10 Division441

  Accumulation unit value:
    Beginning of period                                                     $8.05              $7.53                N/A
    End of period                                                           $9.20              $8.05                N/A
  Accumulation units outstanding
  at the end of period                                                      3,816              1,788                N/A

JNL/MCM Global 15 Division441

  Accumulation unit value:
    Beginning of period                                                     $8.75              $8.42                N/A
    End of period                                                          $10.88              $8.75                N/A
  Accumulation units outstanding
  at the end of period                                                      3,267              1,599                N/A

JNL/MCM 25 Division441

  Accumulation unit value:
    Beginning of period                                                     $9.34              $8.14                N/A
    End of period                                                          $11.06              $9.34                N/A
  Accumulation units outstanding
  at the end of period                                                      1,654              1,654                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Select Small-Cap Division441

  Accumulation unit value:
    Beginning of period                                                    $15.56              $14.67               N/A
    End of period                                                          $17.02              $15.56               N/A
  Accumulation units outstanding
  at the end of period                                                      2,016               918                 N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division546

  Accumulation unit value:
    Beginning of period                                                     $9.84               N/A                 N/A
    End of period                                                           $9.95               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,365               N/A                 N/A

JNL/MCM Financial Sector Division546

  Accumulation unit value:
    Beginning of period                                                    $10.56               N/A                 N/A
    End of period                                                          $11.20               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,349               N/A                 N/A

JNL/MCM Oil & Gas Sector Division546

  Accumulation unit value:
    Beginning of period                                                    $12.76               N/A                 N/A
    End of period                                                          $16.07               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,666               N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 500 Index Division710

  Accumulation unit value:
    Beginning of period                                                     $9.79               N/A                 N/A
    End of period                                                          $10.06               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,136               N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division710

  Accumulation unit value:
    Beginning of period                                                    $11.76               N/A                 N/A
    End of period                                                          $12.31               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,779               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Small Cap Index Division710

  Accumulation unit value:
    Beginning of period                                                    $12.06               N/A                 N/A
    End of period                                                          $12.61               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,734               N/A                 N/A

JNL/MCM International Index Division710

  Accumulation unit value:
    Beginning of period                                                    $12.32               N/A                 N/A
    End of period                                                          $13.01               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,697               N/A                 N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Global Growth Division546

  Accumulation unit value:
    Beginning of period                                                     $9.61               N/A                 N/A
    End of period                                                          $10.73               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,647               N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 15 Division695

  Accumulation unit value:
    Beginning of period                                                    $10.21               N/A                 N/A
    End of period                                                          $10.79               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,621               N/A                 N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Growth Division464

  Accumulation unit value:
    Beginning of period                                                    $10.71              $10.37               N/A
    End of period                                                          $11.40              $10.71               N/A
  Accumulation units outstanding
  at the end of period                                                      4,681              2,833                N/A

JNL/S&P Managed Growth Division464

  Accumulation unit value:
    Beginning of period                                                    $10.79              $10.42               N/A
    End of period                                                          $11.67              $10.79               N/A
  Accumulation units outstanding
  at the end of period                                                       457                470                 N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.91% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
5% ROLL-UP DEATH BENEFIT AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED
  MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 4%
EARNINGSMAX AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM
  WITHDRAWAL BENEFIT AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM CREDIT 4%
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND FIVE YEAR
  WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 4%
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND FIVE YEAR
  WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 4%
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  EARNINGSMAX AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 4% HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND NEW GUARANTEED MINIMUM WITHDRAWAL
  BENEFIT AND PREMIUM CREDIT 4% AND THREE YEAR WITHDRAWAL CHARGE PERIOD
5% ROLL-UP DEATH BENEFIT AND EARNINGSMAX AND GUARANTEED MINIMUM WITHDRAWAL
  BENEFIT AND PREMIUM CREDIT 4%
COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 4% AND THREE YEAR WITHDRAWAL CHARGE PERIOD

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division434

  Accumulation unit value:
    Beginning of period                                                    $20.82              $19.92               N/A
    End of period                                                          $22.58              $20.82               N/A
  Accumulation units outstanding
  at the end of period                                                       414                462                 N/A

JNL/FMR Capital Growth Division574

  Accumulation unit value:
    Beginning of period                                                    $15.73               N/A                 N/A
    End of period                                                          $18.16               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       504                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alger Growth Division420

  Accumulation unit value:
    Beginning of period                                                    $14.89              $13.56               N/A
    End of period                                                          $15.18              $14.89               N/A
  Accumulation units outstanding
  at the end of period                                                      2,213              1,920                N/A

JNL/Eagle Core Equity Division453

  Accumulation unit value:
    Beginning of period                                                    $14.68              $14.03               N/A
    End of period                                                          $15.16              $14.68               N/A
  Accumulation units outstanding
  at the end of period                                                      1,540               425                 N/A

JNL/Eagle SmallCap Equity Division426

  Accumulation unit value:
    Beginning of period                                                    $14.97              $14.40               N/A
    End of period                                                          $17.27              $14.97               N/A
  Accumulation units outstanding
  at the end of period                                                       783                789                 N/A

JNL/Select Balanced Division432

  Accumulation unit value:
    Beginning of period                                                    $18.49              $17.55               N/A
    End of period                                                          $19.91              $18.49               N/A
  Accumulation units outstanding
  at the end of period                                                      3,768              3,031                N/A

JNL/Putnam Equity Division680

  Accumulation unit value:
    Beginning of period                                                    $15.88               N/A                 N/A
    End of period                                                          $17.46               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       262                N/A                 N/A

JNL/PPM America High Yield Bond Division434

  Accumulation unit value:
    Beginning of period                                                    $13.61              $13.22               N/A
    End of period                                                          $13.91              $13.61               N/A
  Accumulation units outstanding
  at the end of period                                                        -                16,454               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Money Market Division616

  Accumulation unit value:
    Beginning of period                                                    $10.66               N/A                 N/A
    End of period                                                          $10.58               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,966               N/A                 N/A

JNL/Putnam Value Equity Division586

  Accumulation unit value:
    Beginning of period                                                    $15.91               N/A                 N/A
    End of period                                                          $17.14               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,811               N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division447

  Accumulation unit value:
    Beginning of period                                                    $15.51              $15.26               N/A
    End of period                                                          $16.11              $15.51               N/A
  Accumulation units outstanding
  at the end of period                                                      4,377               394                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division426

  Accumulation unit value:
    Beginning of period                                                    $13.36              $13.33               N/A
    End of period                                                          $13.47              $13.36               N/A
  Accumulation units outstanding
  at the end of period                                                      4,455              2,652                N/A

JNL/T. Rowe Price Established Growth Division434

  Accumulation unit value:
    Beginning of period                                                    $20.89              $19.86               N/A
    End of period                                                          $22.30              $20.89               N/A
  Accumulation units outstanding
  at the end of period                                                      6,400              5,161                N/A

JNL/JPMorgan International Equity Division420

  Accumulation unit value:
    Beginning of period                                                    $10.32              $9.10                N/A
    End of period                                                          $11.66              $10.32               N/A
  Accumulation units outstanding
  at the end of period                                                       536                 83                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/T. Rowe Price Mid-Cap Growth Division426

  Accumulation unit value:
    Beginning of period                                                    $25.24              $23.51               N/A
    End of period                                                          $28.94              $25.24               N/A
  Accumulation units outstanding
  at the end of period                                                      5,340              2,197                N/A

JNL/Alliance Capital Growth Division434

  Accumulation unit value:
    Beginning of period                                                     $8.67              $8.52                N/A
    End of period                                                           $8.96              $8.67                N/A
  Accumulation units outstanding
  at the end of period                                                       968               1,079                N/A

JNL/JPMorgan International Value Division434

  Accumulation unit value:
    Beginning of period                                                     $7.93              $7.29                N/A
    End of period                                                           $9.44              $7.93                N/A
  Accumulation units outstanding
  at the end of period                                                      7,490              1,263                N/A

JNL/PIMCO Total Return Bond Division420

  Accumulation unit value:
    Beginning of period                                                    $12.42              $12.39               N/A
    End of period                                                          $12.60              $12.42               N/A
  Accumulation units outstanding
  at the end of period                                                     13,804              4,283                N/A

JNL/Lazard Small Cap Value Division426

  Accumulation unit value:
    Beginning of period                                                    $11.78              $10.80               N/A
    End of period                                                          $13.20              $11.78               N/A
  Accumulation units outstanding
  at the end of period                                                      6,737              1,886                N/A

JNL/Lazard Mid Cap Value Division420

  Accumulation unit value:
    Beginning of period                                                    $12.84              $11.68               N/A
    End of period                                                          $15.55              $12.84               N/A
  Accumulation units outstanding
  at the end of period                                                      5,034              1,150                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $11.51               N/A                 N/A
    End of period                                                          $11.80               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     27,673               N/A                 N/A

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division434

  Accumulation unit value:
    Beginning of period                                                     $7.07              $6.61                N/A
    End of period                                                           $7.65              $7.07                N/A
  Accumulation units outstanding
  at the end of period                                                      6,887              2,288                N/A

JNL/MCM The DowSM 10 Division428

  Accumulation unit value:
    Beginning of period                                                     $8.87              $7.86                N/A
    End of period                                                           $8.86              $8.87                N/A
  Accumulation units outstanding
  at the end of period                                                     26,782              8,558                N/A

JNL/MCM The S&P(R) 10 Division428

  Accumulation unit value:
    Beginning of period                                                     $8.05              $7.30                N/A
    End of period                                                           $9.20              $8.05                N/A
  Accumulation units outstanding
  at the end of period                                                     21,115              6,586                N/A

JNL/MCM Global 15 Division428

  Accumulation unit value:
    Beginning of period                                                     $8.74              $8.42                N/A
    End of period                                                          $10.88              $8.74                N/A
  Accumulation units outstanding
  at the end of period                                                     32,523              9,576                N/A

JNL/MCM 25 Division428

  Accumulation unit value:
    Beginning of period                                                     $9.34              $8.21                N/A
    End of period                                                          $11.05              $9.34                N/A
  Accumulation units outstanding
  at the end of period                                                     18,743              5,743                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Select Small-Cap Division428

  Accumulation unit value:
    Beginning of period                                                    $15.55              $14.40               N/A
    End of period                                                          $17.00              $15.55               N/A
  Accumulation units outstanding
  at the end of period                                                     10,979              3,804                N/A

JNL/MCM Technology Sector Division574

  Accumulation unit value:
    Beginning of period                                                     $4.96               N/A                 N/A
    End of period                                                           $5.28               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,615               N/A                 N/A

JNL/MCM Healthcare Sector Division574

  Accumulation unit value:
    Beginning of period                                                    $10.15               N/A                 N/A
    End of period                                                           $9.95               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,811               N/A                 N/A

JNL/MCM Financial Sector Division624

  Accumulation unit value:
    Beginning of period                                                     $9.96               N/A                 N/A
    End of period                                                          $11.19               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,188               N/A                 N/A

JNL/MCM Oil & Gas Sector Division506

  Accumulation unit value:
    Beginning of period                                                    $12.59               N/A                 N/A
    End of period                                                          $16.06               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      9,848               N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division574

  Accumulation unit value:
    Beginning of period                                                     $3.75               N/A                 N/A
    End of period                                                           $4.20               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,093               N/A                 N/A

JNL/Putnam Midcap Growth Division420

  Accumulation unit value:
    Beginning of period                                                     $6.13              $5.70                N/A
    End of period                                                           $7.06              $6.13                N/A
  Accumulation units outstanding
  at the end of period                                                      9,835               304                 N/A

JNL/FMR Balanced Division420

  Accumulation unit value:
    Beginning of period                                                     $8.94              $8.46                N/A
    End of period                                                           $9.50              $8.94                N/A
  Accumulation units outstanding
  at the end of period                                                      2,025              1,154                N/A

JNL/T. Rowe Price Value Division426

  Accumulation unit value:
    Beginning of period                                                    $11.01              $10.03               N/A
    End of period                                                          $12.32              $11.01               N/A
  Accumulation units outstanding
  at the end of period                                                     20,722              5,990                N/A

JNL/MCM S&P 500 Index Division441

  Accumulation unit value:
    Beginning of period                                                     $9.40              $8.74                N/A
    End of period                                                          $10.05              $9.40                N/A
  Accumulation units outstanding
  at the end of period                                                     18,210               790                 N/A

JNL/MCM S&P 400 MidCap Index Division479

  Accumulation unit value:
    Beginning of period                                                    $10.94              $10.79               N/A
    End of period                                                          $12.30              $10.94               N/A
  Accumulation units outstanding
  at the end of period                                                      9,673                41                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Small Cap Index Division516

  Accumulation unit value:
    Beginning of period                                                    $11.57               N/A                 N/A
    End of period                                                          $12.61               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,279               N/A                 N/A

JNL/MCM International Index Division498

  Accumulation unit value:
    Beginning of period                                                    $11.53               N/A                 N/A
    End of period                                                          $13.01               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     18,244               N/A                 N/A

JNL/MCM Bond Index Division537

  Accumulation unit value:
    Beginning of period                                                    $10.80               N/A                 N/A
    End of period                                                          $10.63               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,180               N/A                 N/A

JNL/Oppenheimer Global Growth Division420

  Accumulation unit value:
    Beginning of period                                                     $9.36              $8.18                N/A
    End of period                                                          $10.73              $9.36                N/A
  Accumulation units outstanding
  at the end of period                                                      8,282              1,139                N/A

JNL/Oppenheimer Growth Division434

  Accumulation unit value:
    Beginning of period                                                     $7.67              $7.76                N/A
    End of period                                                           $7.76              $7.67                N/A
  Accumulation units outstanding
  at the end of period                                                      1,651              1,185                N/A

JNL/AIM Large Cap Growth Division434

  Accumulation unit value:
    Beginning of period                                                     $9.98              $9.71                N/A
    End of period                                                          $10.66              $9.98                N/A
  Accumulation units outstanding
  at the end of period                                                      7,111              2,620                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Small Cap Growth Division420

  Accumulation unit value:
    Beginning of period                                                    $10.96              $10.02               N/A
    End of period                                                          $11.37              $10.96               N/A
  Accumulation units outstanding
  at the end of period                                                      2,040                75                 N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division434

  Accumulation unit value:
    Beginning of period                                                    $14.26              $13.20               N/A
    End of period                                                          $15.90              $14.26               N/A
  Accumulation units outstanding
  at the end of period                                                      2,010              1,112                N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division700

  Accumulation unit value:
    Beginning of period                                                    $10.41               N/A                 N/A
    End of period                                                          $11.04               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       480                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM JNL 5 Division681

  Accumulation unit value:
    Beginning of period                                                     $9.86               N/A                 N/A
    End of period                                                          $10.87               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     71,600               N/A                 N/A

JNL/S&P Managed Moderate Growth Division447

  Accumulation unit value:
    Beginning of period                                                    $10.70              $10.31               N/A
    End of period                                                          $11.39              $10.70               N/A
  Accumulation units outstanding
  at the end of period                                                     30,096               612                 N/A

JNL/S&P Managed Growth Division441

  Accumulation unit value:
    Beginning of period                                                    $10.78              $10.19               N/A
    End of period                                                          $11.66              $10.78               N/A
  Accumulation units outstanding
  at the end of period                                                     52,930               805                 N/A

JNL/S&P Managed Aggressive Growth Division441

  Accumulation unit value:
    Beginning of period                                                    $10.47              $9.80                N/A
    End of period                                                          $11.45              $10.47               N/A
  Accumulation units outstanding
  at the end of period                                                      7,566               704                 N/A

JNL/S&P Very Aggressive Growth Division I606

  Accumulation unit value:
    Beginning of period                                                    $10.34               N/A                 N/A
    End of period                                                          $10.22               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Equity Growth Division I624

  Accumulation unit value:
    Beginning of period                                                     $9.21               N/A                 N/A
    End of period                                                           $9.51               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Equity Aggressive Growth Division I516

  Accumulation unit value:
    Beginning of period                                                     $9.98               N/A                 N/A
    End of period                                                           $9.75               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Core Index 50 Division441

  Accumulation unit value:
    Beginning of period                                                     $9.70              $9.02                N/A
    End of period                                                           $9.78              $9.70                N/A
  Accumulation units outstanding
  at the end of period                                                        -                 766                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division441

  Accumulation unit value:
    Beginning of period                                                     $9.86              $9.24                N/A
    End of period                                                           $9.95              $9.86                N/A
  Accumulation units outstanding
  at the end of period                                                        -                 747                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


ACCUMULATION UNIT VALUES

CONTRACT - M&E 2.955% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:

COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 2% AND THREE YEAR WITHDRAWAL CHARGE PERIOD

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division673

  Accumulation unit value:
    Beginning of period                                                     $8.15               N/A                 N/A
    End of period                                                           $8.84               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       172                N/A                 N/A

JNL/MCM The S&P(R) 10 Division673

  Accumulation unit value:
    Beginning of period                                                     $8.27               N/A                 N/A
    End of period                                                           $9.17               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       170                N/A                 N/A

JNL/MCM Global 15 Division673

  Accumulation unit value:
    Beginning of period                                                     $9.59               N/A                 N/A
    End of period                                                          $10.85               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       147                N/A                 N/A

JNL/MCM 25 Division673

  Accumulation unit value:
    Beginning of period                                                    $10.16               N/A                 N/A
    End of period                                                          $11.03               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       138                N/A                 N/A

JNL/MCM Select Small-Cap Division673

  Accumulation unit value:
    Beginning of period                                                    $14.74               N/A                 N/A
    End of period                                                          $16.96               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       95                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.96% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH AND PREMIUM CREDIT 4%
5% ROLL-UP DEATH BENEFIT AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED
  MINIMUM WITHDRAWAL BENEFIT RELAUNCH AND PREMIUM CREDIT 4%
5% ROLL-UP DEATH BENEFIT AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM
  CREDIT 4% AND THREE YEAR WITHDRAWAL CHARGE PERIOD
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  EARNINGSMAX AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND PREMIUM CREDIT 4% COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  EARNINGSMAX AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 4% GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH AND HIGHEST ANNIVERSARY VALUE
  DEATH BENEFIT AND PREMIUM CREDIT 4%
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT
  RELAUNCH AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM CREDIT 4%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division733

  Accumulation unit value:
    Beginning of period                                                    $19.69               N/A                 N/A
    End of period                                                          $19.81               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,853               N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Money Market Division699

  Accumulation unit value:
    Beginning of period                                                    $10.55               N/A                 N/A
    End of period                                                          $10.53               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division701

  Accumulation unit value:
    Beginning of period                                                    $15.81               N/A                 N/A
    End of period                                                          $16.03               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,546               N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Equity Division464

  Accumulation unit value:
    Beginning of period                                                    $10.27              $9.63                N/A
    End of period                                                          $11.60              $10.27               N/A
  Accumulation units outstanding
  at the end of period                                                     20,731              10,586               N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/T. Rowe Price Mid-Cap Growth Division736

  Accumulation unit value:
    Beginning of period                                                    $28.81               N/A                 N/A
    End of period                                                          $28.80               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       583                N/A                 N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division568

  Accumulation unit value:
    Beginning of period                                                     $8.13               N/A                 N/A
    End of period                                                           $9.41               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       529                N/A                 N/A

JNL/PIMCO Total Return Bond Division473

  Accumulation unit value:
    Beginning of period                                                    $12.38              $12.38               N/A
    End of period                                                          $12.56              $12.38               N/A
  Accumulation units outstanding
  at the end of period                                                      2,962                50                 N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Salomon Brothers High Yield Bond Division701

  Accumulation unit value:
    Beginning of period                                                    $11.67               N/A                 N/A
    End of period                                                          $11.75               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,095               N/A                 N/A

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division423

  Accumulation unit value:
    Beginning of period                                                     $8.85              $7.80                N/A
    End of period                                                           $8.84              $8.85                N/A
  Accumulation units outstanding
  at the end of period                                                      7,084              2,047                N/A

JNL/MCM The S&P(R) 10 Division423

  Accumulation unit value:
    Beginning of period                                                     $8.03              $7.34                N/A
    End of period                                                           $9.17              $8.03                N/A
  Accumulation units outstanding
  at the end of period                                                      6,180              2,191                N/A

JNL/MCM Global 15 Division423

  Accumulation unit value:
    Beginning of period                                                     $8.72              $8.41                N/A
    End of period                                                          $10.85              $8.72                N/A
  Accumulation units outstanding
  at the end of period                                                      6,859              1,946                N/A

JNL/MCM 25 Division423

  Accumulation unit value:
    Beginning of period                                                     $9.32              $8.11                N/A
    End of period                                                          $11.02              $9.32                N/A
  Accumulation units outstanding
  at the end of period                                                      6,349              1,996                N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Select Small-Cap Division423

  Accumulation unit value:
    Beginning of period                                                    $15.51              $14.22               N/A
    End of period                                                          $16.96              $15.51               N/A
  Accumulation units outstanding
  at the end of period                                                      4,966              1,155                N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division622

  Accumulation unit value:
    Beginning of period                                                    $14.44               N/A                 N/A
    End of period                                                          $16.01               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,239               N/A                 N/A

JNL/MCM Consumer Brands Sector Division701

  Accumulation unit value:
    Beginning of period                                                     $9.56               N/A                 N/A
    End of period                                                          $10.02               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,023               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Value Division733

  Accumulation unit value:
    Beginning of period                                                    $12.22               N/A                 N/A
    End of period                                                          $12.29               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,412               N/A                 N/A

JNL/MCM S&P 500 Index Division446

  Accumulation unit value:
    Beginning of period                                                     $9.39              $8.97                N/A
    End of period                                                          $10.04              $9.39                N/A
  Accumulation units outstanding
  at the end of period                                                      5,595               695                 N/A

JNL/MCM S&P 400 MidCap Index Division446

  Accumulation unit value:
    Beginning of period                                                    $10.93              $10.57               N/A
    End of period                                                          $12.28              $10.93               N/A
  Accumulation units outstanding
  at the end of period                                                      6,803               589                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Small Cap Index Division446

  Accumulation unit value:
    Beginning of period                                                    $11.04              $10.71               N/A
    End of period                                                          $12.59              $11.04               N/A
  Accumulation units outstanding
  at the end of period                                                      4,486               505                 N/A

JNL/MCM International Index Division446

  Accumulation unit value:
    Beginning of period                                                    $11.19              $10.22               N/A
    End of period                                                          $12.99              $11.19               N/A
  Accumulation units outstanding
  at the end of period                                                      5,342               527                 N/A

JNL/MCM Bond Index Division620

  Accumulation unit value:
    Beginning of period                                                    $10.49               N/A                 N/A
    End of period                                                          $10.61               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,059               N/A                 N/A

JNL/Oppenheimer Global Growth Division568

  Accumulation unit value:
    Beginning of period                                                     $9.41               N/A                 N/A
    End of period                                                          $10.71               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       459                N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 15 Division724

  Accumulation unit value:
    Beginning of period                                                    $10.83               N/A                 N/A
    End of period                                                          $10.79               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      8,924               N/A                 N/A

JNL/MCM Value Line 25 Division681

  Accumulation unit value:
    Beginning of period                                                     $9.72               N/A                 N/A
    End of period                                                          $11.39               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,133               N/A                 N/A

JNL/MCM VIP Division681

  Accumulation unit value:
    Beginning of period                                                     $9.86               N/A                 N/A
    End of period                                                          $11.04               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       158                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM JNL 5 Division736

  Accumulation unit value:
    Beginning of period                                                    $10.86               N/A                 N/A
    End of period                                                          $10.87               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,825               N/A                 N/A

JNL/S&P Managed Moderate Growth Division709

  Accumulation unit value:
    Beginning of period                                                    $10.99               N/A                 N/A
    End of period                                                          $11.35               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     35,613               N/A                 N/A

JNL/S&P Managed Growth Division568

  Accumulation unit value:
    Beginning of period                                                    $10.73               N/A                 N/A
    End of period                                                          $11.62               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     20,269               N/A                 N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division736

  Accumulation unit value:
    Beginning of period                                                    $10.28               N/A                 N/A
    End of period                                                          $10.28               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       138                N/A                 N/A

JNL/S&P Managed Moderate Division719

  Accumulation unit value:
    Beginning of period                                                    $10.34               N/A                 N/A
    End of period                                                          $10.47               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       648                N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 3.00% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
20% ADDITIONAL FREE WITHDRAWAL AND COMBINATION 5% ROLL-UP AND HIGHEST
  ANNIVERSARY VALUE DEATH BENEFIT AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division566

  Accumulation unit value:
    Beginning of period                                                    $14.65               N/A                 N/A
    End of period                                                          $15.05               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division566

  Accumulation unit value:
    Beginning of period                                                    $18.65               N/A                 N/A
    End of period                                                          $19.74               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,116               N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division566

  Accumulation unit value:
    Beginning of period                                                    $13.54               N/A                 N/A
    End of period                                                          $13.79               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division566

  Accumulation unit value:
    Beginning of period                                                    $15.28               N/A                 N/A
    End of period                                                          $15.97               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division566

  Accumulation unit value:
    Beginning of period                                                    $13.10               N/A                 N/A
    End of period                                                          $13.36               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/T. Rowe Price Established Growth Division566

  Accumulation unit value:
    Beginning of period                                                    $21.09               N/A                 N/A
    End of period                                                          $22.10               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division566

  Accumulation unit value:
    Beginning of period                                                    $12.26               N/A                 N/A
    End of period                                                          $12.52               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division566

  Accumulation unit value:
    Beginning of period                                                    $13.72               N/A                 N/A
    End of period                                                          $15.46               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division566

  Accumulation unit value:
    Beginning of period                                                     $8.97               N/A                 N/A
    End of period                                                           $9.46               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,332               N/A                 N/A

JNL/T. Rowe Price Value Division566

  Accumulation unit value:
    Beginning of period                                                    $11.27               N/A                 N/A
    End of period                                                          $12.27               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Global Growth Division579

  Accumulation unit value:
    Beginning of period                                                     $9.03               N/A                 N/A
    End of period                                                          $10.69               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division566

  Accumulation unit value:
    Beginning of period                                                    $10.31               N/A                 N/A
    End of period                                                          $10.63               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 3.01% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND FIVE YEAR
  WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 4%
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  EARNINGSMAX AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 4% FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT
  RELAUNCH AND PREMIUM CREDIT 4%
EARNINGSMAX AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM
  WITHDRAWAL BENEFIT AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM CREDIT 4%
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH AND PREMIUM CREDIT 4% COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  EARNINGSMAX AND NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM
  CREDIT 4%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division585

  Accumulation unit value:
    Beginning of period                                                    $21.14               N/A                 N/A
    End of period                                                          $22.36               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       257                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division583

  Accumulation unit value:
    Beginning of period                                                    $17.50               N/A                 N/A
    End of period                                                          $19.87               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       254                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alger Growth Division606

  Accumulation unit value:
    Beginning of period                                                    $14.74               N/A                 N/A
    End of period                                                          $15.04               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,634               N/A                 N/A

JNL/Eagle Core Equity Division612

  Accumulation unit value:
    Beginning of period                                                    $13.96               N/A                 N/A
    End of period                                                          $15.04               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       789                N/A                 N/A

JNL/Eagle SmallCap Equity Division585

  Accumulation unit value:
    Beginning of period                                                    $14.96               N/A                 N/A
    End of period                                                          $17.13               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       724                N/A                 N/A

JNL/Select Balanced Division610

  Accumulation unit value:
    Beginning of period                                                    $18.52               N/A                 N/A
    End of period                                                          $19.72               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       168                N/A                 N/A

JNL/Putnam Equity Division631

  Accumulation unit value:
    Beginning of period                                                    $15.43               N/A                 N/A
    End of period                                                          $17.29               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,292               N/A                 N/A

JNL/PPM America High Yield Bond Division663

  Accumulation unit value:
    Beginning of period                                                    $13.75               N/A                 N/A
    End of period                                                          $13.78               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Value Equity Division610

  Accumulation unit value:
    Beginning of period                                                    $15.98               N/A                 N/A
    End of period                                                          $16.98               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       849                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division585

  Accumulation unit value:
    Beginning of period                                                    $14.98               N/A                 N/A
    End of period                                                          $15.95               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       955                N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division585

  Accumulation unit value:
    Beginning of period                                                    $12.91               N/A                 N/A
    End of period                                                          $13.34               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       243                N/A                 N/A

JNL/T. Rowe Price Established Growth Division606

  Accumulation unit value:
    Beginning of period                                                    $20.85               N/A                 N/A
    End of period                                                          $22.08               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,712               N/A                 N/A

JNL/JPMorgan International Equity Division607

  Accumulation unit value:
    Beginning of period                                                    $10.26               N/A                 N/A
    End of period                                                          $11.54               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,317               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/T. Rowe Price Mid-Cap Growth Division606

  Accumulation unit value:
    Beginning of period                                                    $26.23               N/A                 N/A
    End of period                                                          $28.66               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,338               N/A                 N/A

JNL/Alliance Capital Growth Division657

  Accumulation unit value:
    Beginning of period                                                     $8.11               N/A                 N/A
    End of period                                                           $8.89               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       275                N/A                 N/A

JNL/JPMorgan International Value Division585

  Accumulation unit value:
    Beginning of period                                                     $7.86               N/A                 N/A
    End of period                                                           $9.37               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,666               N/A                 N/A

JNL/PIMCO Total Return Bond Division585

  Accumulation unit value:
    Beginning of period                                                    $12.09               N/A                 N/A
    End of period                                                          $12.51               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     12,110               N/A                 N/A

JNL/Lazard Small Cap Value Division585

  Accumulation unit value:
    Beginning of period                                                    $11.48               N/A                 N/A
    End of period                                                          $13.11               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,094               N/A                 N/A

JNL/Lazard Mid Cap Value Division585

  Accumulation unit value:
    Beginning of period                                                    $13.19               N/A                 N/A
    End of period                                                          $15.45               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,606               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $11.43               N/A                 N/A
    End of period                                                          $11.72               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,663               N/A                 N/A

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division650

  Accumulation unit value:
    Beginning of period                                                     $6.95               N/A                 N/A
    End of period                                                           $7.60               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,019               N/A                 N/A

JNL/MCM The DowSM 10 Division586

  Accumulation unit value:
    Beginning of period                                                     $8.25               N/A                 N/A
    End of period                                                           $8.82               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     23,059               N/A                 N/A

JNL/MCM The S&P(R) 10 Division586

  Accumulation unit value:
    Beginning of period                                                     $7.79               N/A                 N/A
    End of period                                                           $9.15               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     20,531               N/A                 N/A

JNL/MCM Global 15 Division586

  Accumulation unit value:
    Beginning of period                                                     $8.68               N/A                 N/A
    End of period                                                          $10.82               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     18,359               N/A                 N/A

JNL/MCM 25 Division586

  Accumulation unit value:
    Beginning of period                                                     $9.40               N/A                 N/A
    End of period                                                          $10.99               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     19,404               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Select Small-Cap Division586

  Accumulation unit value:
    Beginning of period                                                    $14.59               N/A                 N/A
    End of period                                                          $16.91               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     14,487               N/A                 N/A

JNL/MCM Technology Sector Division606

  Accumulation unit value:
    Beginning of period                                                     $5.17               N/A                 N/A
    End of period                                                           $5.26               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,878               N/A                 N/A

JNL/MCM Healthcare Sector Division606

  Accumulation unit value:
    Beginning of period                                                     $9.99               N/A                 N/A
    End of period                                                           $9.89               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,941               N/A                 N/A

JNL/MCM Financial Sector Division631

  Accumulation unit value:
    Beginning of period                                                    $10.04               N/A                 N/A
    End of period                                                          $11.13               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      8,517               N/A                 N/A

JNL/MCM Oil & Gas Sector Division626

  Accumulation unit value:
    Beginning of period                                                    $13.92               N/A                 N/A
    End of period                                                          $15.97               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,990               N/A                 N/A

JNL/MCM Consumer Brands Sector Division663

  Accumulation unit value:
    Beginning of period                                                     $8.99               N/A                 N/A
    End of period                                                           $9.99               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,862               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Midcap Growth Division583

  Accumulation unit value:
    Beginning of period                                                     $6.04               N/A                 N/A
    End of period                                                           $7.03               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      9,952               N/A                 N/A

JNL/FMR Balanced Division598

  Accumulation unit value:
    Beginning of period                                                     $8.72               N/A                 N/A
    End of period                                                           $9.46               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,017               N/A                 N/A

JNL/T. Rowe Price Value Division616

  Accumulation unit value:
    Beginning of period                                                    $11.14               N/A                 N/A
    End of period                                                          $12.26               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,822               N/A                 N/A

JNL/MCM S&P 500 Index Division598

  Accumulation unit value:
    Beginning of period                                                     $9.41               N/A                 N/A
    End of period                                                          $10.02               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     17,882               N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division616

  Accumulation unit value:
    Beginning of period                                                    $10.97               N/A                 N/A
    End of period                                                          $12.26               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     16,873               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Small Cap Index Division616

  Accumulation unit value:
    Beginning of period                                                    $10.98               N/A                 N/A
    End of period                                                          $12.57               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     11,653               N/A                 N/A

JNL/MCM International Index Division631

  Accumulation unit value:
    Beginning of period                                                    $11.12               N/A                 N/A
    End of period                                                          $12.97               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      9,963               N/A                 N/A

JNL/MCM Bond Index Division669

  Accumulation unit value:
    Beginning of period                                                    $10.63               N/A                 N/A
    End of period                                                          $10.60               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     12,854               N/A                 N/A

JNL/Oppenheimer Global Growth Division606

  Accumulation unit value:
    Beginning of period                                                     $9.43               N/A                 N/A
    End of period                                                          $10.69               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,463               N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division606

  Accumulation unit value:
    Beginning of period                                                    $10.29               N/A                 N/A
    End of period                                                          $10.63               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,376               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Small Cap Growth Division583

  Accumulation unit value:
    Beginning of period                                                    $10.32               N/A                 N/A
    End of period                                                          $11.34               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,152               N/A                 N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division671

  Accumulation unit value:
    Beginning of period                                                    $14.72               N/A                 N/A
    End of period                                                          $15.85               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       14                 N/A                 N/A

JNL/MCM Nasdaq 15 Division706

  Accumulation unit value:
    Beginning of period                                                    $10.43               N/A                 N/A
    End of period                                                          $10.79               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,568               N/A                 N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division695

  Accumulation unit value:
    Beginning of period                                                    $10.10               N/A                 N/A
    End of period                                                          $11.04               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     14,552               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM JNL 5 Division729

  Accumulation unit value:
    Beginning of period                                                    $10.72               N/A                 N/A
    End of period                                                          $10.87               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,364               N/A                 N/A

JNL/S&P Managed Moderate Growth Division598

  Accumulation unit value:
    Beginning of period                                                    $10.53               N/A                 N/A
    End of period                                                          $11.31               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      9,020               N/A                 N/A

JNL/S&P Managed Growth Division583

  Accumulation unit value:
    Beginning of period                                                    $10.44               N/A                 N/A
    End of period                                                          $11.58               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     41,589               N/A                 N/A

JNL/S&P Managed Aggressive Growth Division603

  Accumulation unit value:
    Beginning of period                                                    $10.48               N/A                 N/A
    End of period                                                          $11.38               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,171               N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I619

  Accumulation unit value:
    Beginning of period                                                     $9.29               N/A                 N/A
    End of period                                                           $9.44               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Equity Aggressive Growth Division I657

  Accumulation unit value:
    Beginning of period                                                     $9.44               N/A                 N/A
    End of period                                                           $9.69               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Core Index 50 Division654

  Accumulation unit value:
    Beginning of period                                                     $9.55               N/A                 N/A
    End of period                                                           $9.75               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division603

  Accumulation unit value:
    Beginning of period                                                     $9.89               N/A                 N/A
    End of period                                                           $9.93               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 3.045% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
20% ADDITIONAL FREE WITHDRAWAL AND COMBINATION 5% ROLL-UP AND HIGHEST
  ANNIVERSARY VALUE DEATH BENEFIT AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 2%
20% ADDITIONAL FREE WITHDRAWAL AND COMBINED DEATH BENEFIT AND EARNINGSMAX AND
  FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 2%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division558

  Accumulation unit value:
    Beginning of period                                                    $18.41               N/A                 N/A
    End of period                                                          $19.65               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       586                N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division575

  Accumulation unit value:
    Beginning of period                                                    $13.10               N/A                 N/A
    End of period                                                          $13.74               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division575

  Accumulation unit value:
    Beginning of period                                                    $14.84               N/A                 N/A
    End of period                                                          $15.90               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Established Growth Division560

  Accumulation unit value:
    Beginning of period                                                    $21.07               N/A                 N/A
    End of period                                                          $22.01               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       649                N/A                 N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division558

  Accumulation unit value:
    Beginning of period                                                    $25.66               N/A                 N/A
    End of period                                                          $28.57               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       951                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division575

  Accumulation unit value:
    Beginning of period                                                    $12.04               N/A                 N/A
    End of period                                                          $12.48               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division451

  Accumulation unit value:
    Beginning of period                                                     $8.82              $7.91                N/A
    End of period                                                           $8.80              $8.82                N/A
  Accumulation units outstanding
  at the end of period                                                      1,223              1,127                N/A

JNL/MCM The S&P(R) 10 Division451

  Accumulation unit value:
    Beginning of period                                                     $8.00              $7.34                N/A
    End of period                                                           $9.13              $8.00                N/A
  Accumulation units outstanding
  at the end of period                                                      5,955              1,214                N/A

JNL/MCM Global 15 Division451

  Accumulation unit value:
    Beginning of period                                                     $8.69              $8.41                N/A
    End of period                                                          $10.80              $8.69                N/A
  Accumulation units outstanding
  at the end of period                                                      1,003              1,060                N/A

JNL/MCM 25 Division451

  Accumulation unit value:
    Beginning of period                                                     $9.28              $8.32                N/A
    End of period                                                          $10.97              $9.28                N/A
  Accumulation units outstanding
  at the end of period                                                       978               1,071                N/A

JNL/MCM Select Small-Cap Division451

  Accumulation unit value:
    Beginning of period                                                    $15.46              $15.13               N/A
    End of period                                                          $16.88              $15.46               N/A
  Accumulation units outstanding
  at the end of period                                                       649                589                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division560

  Accumulation unit value:
    Beginning of period                                                     $5.18               N/A                 N/A
    End of period                                                           $5.25               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,320               N/A                 N/A

JNL/MCM Healthcare Sector Division560

  Accumulation unit value:
    Beginning of period                                                    $10.26               N/A                 N/A
    End of period                                                           $9.87               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       666                N/A                 N/A

JNL/MCM Financial Sector Division560

  Accumulation unit value:
    Beginning of period                                                    $10.18               N/A                 N/A
    End of period                                                          $11.11               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       671                N/A                 N/A

JNL/MCM Oil & Gas Sector Division560

  Accumulation unit value:
    Beginning of period                                                    $13.55               N/A                 N/A
    End of period                                                          $15.94               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       504                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division558

  Accumulation unit value:
    Beginning of period                                                     $6.37               N/A                 N/A
    End of period                                                           $7.02               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,068               N/A                 N/A

JNL/FMR Balanced Division560

  Accumulation unit value:
    Beginning of period                                                     $8.93               N/A                 N/A
    End of period                                                           $9.44               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,249               N/A                 N/A

JNL/T. Rowe Price Value Division558

  Accumulation unit value:
    Beginning of period                                                    $11.09               N/A                 N/A
    End of period                                                          $12.24               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       972                N/A                 N/A

JNL/MCM S&P 500 Index Division522

  Accumulation unit value:
    Beginning of period                                                     $9.57               N/A                 N/A
    End of period                                                          $10.01               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,486               N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division522

  Accumulation unit value:
    Beginning of period                                                    $11.14               N/A                 N/A
    End of period                                                          $12.25               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,073               N/A                 N/A

JNL/MCM Small Cap Index Division522

  Accumulation unit value:
    Beginning of period                                                    $11.27               N/A                 N/A
    End of period                                                          $12.56               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,050               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Global Growth Division561

  Accumulation unit value:
    Beginning of period                                                     $9.64               N/A                 N/A
    End of period                                                          $10.67               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,576               N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Small Cap Growth Division558

  Accumulation unit value:
    Beginning of period                                                    $11.08               N/A                 N/A
    End of period                                                          $11.32               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       521                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division558

  Accumulation unit value:
    Beginning of period                                                    $10.68               N/A                 N/A
    End of period                                                          $11.28               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,026               N/A                 N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 3.05% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
5% ROLL-UP DEATH BENEFIT AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH AND
  THREE YEAR WITHDRAWAL CHARGE PERIOD

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.


INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Small Cap Value Division616

  Accumulation unit value:
    Beginning of period                                                    $11.72               N/A                 N/A
    End of period                                                          $13.07               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Lazard Mid Cap Value Division616

  Accumulation unit value:
    Beginning of period                                                    $13.55               N/A                 N/A
    End of period                                                          $15.40               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division616

  Accumulation unit value:
    Beginning of period                                                     $8.78               N/A                 N/A
    End of period                                                           $9.44               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 500 Index Division565

  Accumulation unit value:
    Beginning of period                                                     $9.50               N/A                 N/A
    End of period                                                          $10.01               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division565

  Accumulation unit value:
    Beginning of period                                                    $11.37               N/A                 N/A
    End of period                                                          $12.25               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM Small Cap Index Division565

  Accumulation unit value:
    Beginning of period                                                    $11.57               N/A                 N/A
    End of period                                                          $12.55               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division565

  Accumulation unit value:
    Beginning of period                                                    $11.54               N/A                 N/A
    End of period                                                          $12.95               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM Bond Index Division565

  Accumulation unit value:
    Beginning of period                                                    $10.45               N/A                 N/A
    End of period                                                          $10.58               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Oppenheimer Global Growth Division616

  Accumulation unit value:
    Beginning of period                                                     $9.21               N/A                 N/A
    End of period                                                          $10.67               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Oppenheimer Growth Division616

  Accumulation unit value:
    Beginning of period                                                     $7.35               N/A                 N/A
    End of period                                                           $7.72               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division737

  Accumulation unit value:
    Beginning of period                                                    $11.55               N/A                 N/A
    End of period                                                          $11.55               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     11,706               N/A                 N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A



ACCUMULATION UNIT VALUES
CONTRACT - M&E 3.06% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 4% AND THREE YEAR WITHDRAWAL CHARGE PERIOD
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  EARNINGSMAX AND NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM
  CREDIT 4%
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND FIVE YEAR
  WITHDRAWAL CHARGE PERIOD AND NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 4%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division684

  Accumulation unit value:
    Beginning of period                                                    $15.58               N/A                 N/A
    End of period                                                          $17.90               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       288                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division684

  Accumulation unit value:
    Beginning of period                                                    $13.55               N/A                 N/A
    End of period                                                          $14.98               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       511                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division583

  Accumulation unit value:
    Beginning of period                                                    $14.59               N/A                 N/A
    End of period                                                          $17.05               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Select Balanced Division699

  Accumulation unit value:
    Beginning of period                                                    $19.07               N/A                 N/A
    End of period                                                          $19.62               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       369                N/A                 N/A

JNL/Putnam Equity Division690

  Accumulation unit value:
    Beginning of period                                                    $15.23               N/A                 N/A
    End of period                                                          $17.21               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       986                N/A                 N/A

JNL/PPM America High Yield Bond Division521

  Accumulation unit value:
    Beginning of period                                                    $13.45               N/A                 N/A
    End of period                                                          $13.72               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Select Money Market Division707

  Accumulation unit value:
    Beginning of period                                                    $10.44               N/A                 N/A
    End of period                                                          $10.43               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,541               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division699

  Accumulation unit value:
    Beginning of period                                                    $16.37               N/A                 N/A
    End of period                                                          $16.90               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       429                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division717

  Accumulation unit value:
    Beginning of period                                                    $13.15               N/A                 N/A
    End of period                                                          $13.28               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       538                N/A                 N/A

JNL/T. Rowe Price Established Growth Division684

  Accumulation unit value:
    Beginning of period                                                    $19.78               N/A                 N/A
    End of period                                                          $21.98               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,721               N/A                 N/A

JNL/JPMorgan International Equity Division687

  Accumulation unit value:
    Beginning of period                                                    $10.19               N/A                 N/A
    End of period                                                          $11.49               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      9,306               N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division521

  Accumulation unit value:
    Beginning of period                                                    $25.22               N/A                 N/A
    End of period                                                          $28.53               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,447               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division690

  Accumulation unit value:
    Beginning of period                                                     $7.98               N/A                 N/A
    End of period                                                           $8.86               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,914               N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division521

  Accumulation unit value:
    Beginning of period                                                    $12.41               N/A                 N/A
    End of period                                                          $12.47               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     10,232               N/A                 N/A

JNL/Lazard Small Cap Value Division687

  Accumulation unit value:
    Beginning of period                                                    $11.53               N/A                 N/A
    End of period                                                          $13.06               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,401               N/A                 N/A

JNL/Lazard Mid Cap Value Division583

  Accumulation unit value:
    Beginning of period                                                    $12.97               N/A                 N/A
    End of period                                                          $15.39               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,500               N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $11.40               N/A                 N/A
    End of period                                                          $11.68               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,007               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division583

  Accumulation unit value:
    Beginning of period                                                     $6.86               N/A                 N/A
    End of period                                                           $7.58               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM The DowSM 10 Division461

  Accumulation unit value:
    Beginning of period                                                     $8.81              $7.95                N/A
    End of period                                                           $8.79              $8.81                N/A
  Accumulation units outstanding
  at the end of period                                                     30,149               592                 N/A

JNL/MCM The S&P(R) 10 Division461

  Accumulation unit value:
    Beginning of period                                                     $7.99              $7.48                N/A
    End of period                                                           $9.12              $7.99                N/A
  Accumulation units outstanding
  at the end of period                                                     20,989               630                 N/A

JNL/MCM Global 15 Division461

  Accumulation unit value:
    Beginning of period                                                     $8.68              $8.13                N/A
    End of period                                                          $10.79              $8.68                N/A
  Accumulation units outstanding
  at the end of period                                                     17,885               573                 N/A

JNL/MCM 25 Division461

  Accumulation unit value:
    Beginning of period                                                     $9.27              $8.37                N/A
    End of period                                                          $10.96              $9.27                N/A
  Accumulation units outstanding
  at the end of period                                                     17,519               565                 N/A

JNL/MCM Select Small-Cap Division461

  Accumulation unit value:
    Beginning of period                                                    $15.44              $15.53               N/A
    End of period                                                          $16.86              $15.44               N/A
  Accumulation units outstanding
  at the end of period                                                     13,597               313                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division684

  Accumulation unit value:
    Beginning of period                                                     $4.68               N/A                 N/A
    End of period                                                           $5.24               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,749               N/A                 N/A

JNL/MCM Healthcare Sector Division684

  Accumulation unit value:
    Beginning of period                                                     $9.06               N/A                 N/A
    End of period                                                           $9.86               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,476               N/A                 N/A

JNL/MCM Financial Sector Division708

  Accumulation unit value:
    Beginning of period                                                    $10.71               N/A                 N/A
    End of period                                                          $11.09               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       408                N/A                 N/A

JNL/MCM Oil & Gas Sector Division708

  Accumulation unit value:
    Beginning of period                                                    $15.67               N/A                 N/A
    End of period                                                          $15.92               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       442                N/A                 N/A

JNL/MCM Consumer Brands Sector Division684

  Accumulation unit value:
    Beginning of period                                                     $8.88               N/A                 N/A
    End of period                                                           $9.97               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       996                N/A                 N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division687

  Accumulation unit value:
    Beginning of period                                                     $6.17               N/A                 N/A
    End of period                                                           $7.01               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,736               N/A                 N/A

JNL/FMR Balanced Division684

  Accumulation unit value:
    Beginning of period                                                     $8.77               N/A                 N/A
    End of period                                                           $9.43               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,093               N/A                 N/A

JNL/T. Rowe Price Value Division678

  Accumulation unit value:
    Beginning of period                                                    $11.32               N/A                 N/A
    End of period                                                          $12.23               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     22,953               N/A                 N/A

JNL/MCM S&P 500 Index Division560

  Accumulation unit value:
    Beginning of period                                                     $9.51               N/A                 N/A
    End of period                                                          $10.01               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,294               N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division560

  Accumulation unit value:
    Beginning of period                                                    $11.32               N/A                 N/A
    End of period                                                          $12.25               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,778               N/A                 N/A

JNL/MCM Small Cap Index Division560

  Accumulation unit value:
    Beginning of period                                                    $11.52               N/A                 N/A
    End of period                                                          $12.55               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,131               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division560

  Accumulation unit value:
    Beginning of period                                                    $11.51               N/A                 N/A
    End of period                                                          $12.95               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,395               N/A                 N/A

JNL/MCM Bond Index Division560

  Accumulation unit value:
    Beginning of period                                                    $10.48               N/A                 N/A
    End of period                                                          $10.58               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       490                N/A                 N/A

JNL/Oppenheimer Global Growth Division521

  Accumulation unit value:
    Beginning of period                                                     $9.62               N/A                 N/A
    End of period                                                          $10.67               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,793               N/A                 N/A

JNL/Oppenheimer Growth Division521

  Accumulation unit value:
    Beginning of period                                                     $7.73               N/A                 N/A
    End of period                                                           $7.72               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     18,828               N/A                 N/A

JNL/AIM Large Cap Growth Division684

  Accumulation unit value:
    Beginning of period                                                     $9.73               N/A                 N/A
    End of period                                                          $10.61               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,076               N/A                 N/A

JNL/AIM Small Cap Growth Division699

  Accumulation unit value:
    Beginning of period                                                    $10.71               N/A                 N/A
    End of period                                                          $11.32               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       646                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division583

  Accumulation unit value:
    Beginning of period                                                    $14.02               N/A                 N/A
    End of period                                                          $15.84               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       583                N/A                 N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division714

  Accumulation unit value:
    Beginning of period                                                    $10.61               N/A                 N/A
    End of period                                                          $11.04               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       672                N/A                 N/A

JNL/MCM JNL 5 Division735

  Accumulation unit value:
    Beginning of period                                                    $10.88               N/A                 N/A
    End of period                                                          $10.87               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       956                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division560

  Accumulation unit value:
    Beginning of period                                                    $10.72               N/A                 N/A
    End of period                                                          $11.27               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,500               N/A                 N/A

JNL/S&P Managed Growth Division487

  Accumulation unit value:
    Beginning of period                                                    $10.67               N/A                 N/A
    End of period                                                          $11.55               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     39,349               N/A                 N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I616

  Accumulation unit value:
    Beginning of period                                                     $9.32               N/A                 N/A
    End of period                                                           $9.41               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A



ACCUMULATION UNIT VALUES
CONTRACT - M&E 3.07% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  EARNINGSMAX AND FIVE YEAR WITHDRAWAL CHARGE
PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 3%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 500 Index Division563

  Accumulation unit value:
    Beginning of period                                                     $9.54               N/A                 N/A
    End of period                                                          $10.01               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,982               N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division563

  Accumulation unit value:
    Beginning of period                                                    $11.45               N/A                 N/A
    End of period                                                          $12.24               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,831               N/A                 N/A

JNL/MCM Small Cap Index Division563

  Accumulation unit value:
    Beginning of period                                                    $11.64               N/A                 N/A
    End of period                                                          $12.55               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,363               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Global Growth Division563

  Accumulation unit value:
    Beginning of period                                                     $9.73               N/A                 N/A
    End of period                                                          $10.66               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,080               N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A



ACCUMULATION UNIT VALUES
CONTRACT - M&E 3.095% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
20% ADDITIONAL FREE WITHDRAWAL AND 5% ROLL-UP DEATH BENEFIT AND FIVE YEAR
  WITHDRAWAL CHARGE PERIOD AND NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 2%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division720

  Accumulation unit value:
    Beginning of period                                                    $10.45               N/A                 N/A
    End of period                                                          $10.87               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      9,758               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 3.11% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  EARNINGSMAX AND PREMIUM CREDIT 4% AND THREE YEAR WITHDRAWAL CHARGE PERIOD 5% ROLL-UP DEATH BENEFIT AND NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND
  PREMIUM CREDIT 4% AND THREE YEAR WITHDRAWAL CHARGE PERIOD
EARNINGSMAX AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND HIGHEST ANNIVERSARY
  VALUE DEATH BENEFIT AND PREMIUM CREDIT 4% AND THREE YEAR WITHDRAWAL CHARGE PERIOD

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division678

  Accumulation unit value:
    Beginning of period                                                    $20.45               N/A                 N/A
    End of period                                                          $22.15               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       254                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division705

  Accumulation unit value:
    Beginning of period                                                    $16.10               N/A                 N/A
    End of period                                                          $16.98               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       112                N/A                 N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division635

  Accumulation unit value:
    Beginning of period                                                    $13.40               N/A                 N/A
    End of period                                                          $13.65               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division635

  Accumulation unit value:
    Beginning of period                                                    $23.33               N/A                 N/A
    End of period                                                          $28.39               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       939                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division705

  Accumulation unit value:
    Beginning of period                                                     $8.78               N/A                 N/A
    End of period                                                           $9.31               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       206                N/A                 N/A

JNL/PIMCO Total Return Bond Division635

  Accumulation unit value:
    Beginning of period                                                    $12.32               N/A                 N/A
    End of period                                                          $12.43               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,162               N/A                 N/A

JNL/Lazard Small Cap Value Division678

  Accumulation unit value:
    Beginning of period                                                    $11.86               N/A                 N/A
    End of period                                                          $13.02               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       438                N/A                 N/A

JNL/Lazard Mid Cap Value Division678

  Accumulation unit value:
    Beginning of period                                                    $13.86               N/A                 N/A
    End of period                                                          $15.34               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       751                N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                    $11.36               N/A                 N/A
    End of period                                                          $11.64               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,089               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division680

  Accumulation unit value:
    Beginning of period                                                     $8.17               N/A                 N/A
    End of period                                                           $8.77               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,902               N/A                 N/A

JNL/MCM The S&P(R) 10 Division680

  Accumulation unit value:
    Beginning of period                                                     $8.25               N/A                 N/A
    End of period                                                           $9.10               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,882               N/A                 N/A

JNL/MCM Global 15 Division635

  Accumulation unit value:
    Beginning of period                                                     $8.78               N/A                 N/A
    End of period                                                          $10.76               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,192               N/A                 N/A

JNL/MCM 25 Division635

  Accumulation unit value:
    Beginning of period                                                     $9.41               N/A                 N/A
    End of period                                                          $10.93               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,061               N/A                 N/A

JNL/MCM Select Small-Cap Division635

  Accumulation unit value:
    Beginning of period                                                    $13.03               N/A                 N/A
    End of period                                                          $16.82               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,221               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division705

  Accumulation unit value:
    Beginning of period                                                     $9.43               N/A                 N/A
    End of period                                                           $9.83               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       288                N/A                 N/A

JNL/MCM Financial Sector Division678

  Accumulation unit value:
    Beginning of period                                                    $10.38               N/A                 N/A
    End of period                                                          $11.07               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       752                N/A                 N/A

JNL/MCM Oil & Gas Sector Division678

  Accumulation unit value:
    Beginning of period                                                    $15.75               N/A                 N/A
    End of period                                                          $15.88               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       508                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Value Division705

  Accumulation unit value:
    Beginning of period                                                    $11.74               N/A                 N/A
    End of period                                                          $12.20               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       154                N/A                 N/A

JNL/MCM S&P 500 Index Division680

  Accumulation unit value:
    Beginning of period                                                     $9.32               N/A                 N/A
    End of period                                                           $9.99               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,166               N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division680

  Accumulation unit value:
    Beginning of period                                                    $11.02               N/A                 N/A
    End of period                                                          $12.23               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,000               N/A                 N/A

JNL/MCM Small Cap Index Division680

  Accumulation unit value:
    Beginning of period                                                    $11.18               N/A                 N/A
    End of period                                                          $12.53               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       556                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division680

  Accumulation unit value:
    Beginning of period                                                    $11.59               N/A                 N/A
    End of period                                                          $12.93               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       818                N/A                 N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Global Growth Division705

  Accumulation unit value:
    Beginning of period                                                    $10.01               N/A                 N/A
    End of period                                                          $10.65               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       181                N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 3.145% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
20% ADDITIONAL FREE WITHDRAWAL AND COMBINATION 5% ROLL-UP AND HIGHEST
  ANNIVERSARY VALUE DEATH BENEFIT AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 2%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division673

  Accumulation unit value:
    Beginning of period                                                    $17.69               N/A                 N/A
    End of period                                                          $19.62               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       259                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division673

  Accumulation unit value:
    Beginning of period                                                    $13.45               N/A                 N/A
    End of period                                                          $14.87               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       682                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division558

  Accumulation unit value:
    Beginning of period                                                    $18.25               N/A                 N/A
    End of period                                                          $19.46               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division673

  Accumulation unit value:
    Beginning of period                                                    $15.51               N/A                 N/A
    End of period                                                          $16.76               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       592                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division558

  Accumulation unit value:
    Beginning of period                                                    $25.43               N/A                 N/A
    End of period                                                          $28.29               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division558

  Accumulation unit value:
    Beginning of period                                                    $13.49               N/A                 N/A
    End of period                                                          $15.30               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       336                N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division558

  Accumulation unit value:
    Beginning of period                                                     $8.86               N/A                 N/A
    End of period                                                           $9.40               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/T. Rowe Price Value Division558

  Accumulation unit value:
    Beginning of period                                                    $11.04               N/A                 N/A
    End of period                                                          $12.19               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM S&P 500 Index Division558

  Accumulation unit value:
    Beginning of period                                                     $9.44               N/A                 N/A
    End of period                                                           $9.98               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Small Cap Growth Division673

  Accumulation unit value:
    Beginning of period                                                    $10.04               N/A                 N/A
    End of period                                                          $11.29               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       914                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division558

  Accumulation unit value:
    Beginning of period                                                    $10.61               N/A                 N/A
    End of period                                                          $11.21               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       878                N/A                 N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 3.15% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH AND THREE YEAR WITHDRAWAL CHARGE PERIOD

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division728

  Accumulation unit value:
    Beginning of period                                                     $8.59               N/A                 N/A
    End of period                                                           $8.74               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,329               N/A                 N/A

JNL/MCM The S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 15 Division728

  Accumulation unit value:
    Beginning of period                                                    $10.58               N/A                 N/A
    End of period                                                          $10.79               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       945                N/A                 N/A

JNL/MCM Value Line 25 Division728

  Accumulation unit value:
    Beginning of period                                                    $11.23               N/A                 N/A
    End of period                                                          $11.38               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       891                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division580

  Accumulation unit value:
    Beginning of period                                                    $10.21               N/A                 N/A
    End of period                                                          $11.20               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Managed Growth Division728

  Accumulation unit value:
    Beginning of period                                                    $11.30               N/A                 N/A
    End of period                                                          $11.47               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     14,160               N/A                 N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 3.16% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 4% AND THREE YEAR WITHDRAWAL CHARGE PERIOD
5% ROLL-UP DEATH BENEFIT AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH AND
  PREMIUM CREDIT 4%
EARNINGSMAX AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND HIGHEST ANNIVERSARY
  VALUE DEATH BENEFIT AND PREMIUM CREDIT 4% AND THREE YEAR WITHDRAWAL CHARGE PERIOD
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND FIVE YEAR
  WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH AND PREMIUM CREDIT 4%
EARNINGSMAX AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM
  WITHDRAWAL BENEFIT RELAUNCH AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM CREDIT 4%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division695

  Accumulation unit value:
    Beginning of period                                                    $18.37               N/A                 N/A
    End of period                                                          $19.59               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       475                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Established Growth Division573

  Accumulation unit value:
    Beginning of period                                                    $20.23               N/A                 N/A
    End of period                                                          $21.76               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,120               N/A                 N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/T. Rowe Price Mid-Cap Growth Division573

  Accumulation unit value:
    Beginning of period                                                    $25.18               N/A                 N/A
    End of period                                                          $28.25               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,686               N/A                 N/A

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Salomon Brothers High Yield Bond Division695

  Accumulation unit value:
    Beginning of period                                                    $11.48               N/A                 N/A
    End of period                                                          $11.59               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       771                N/A                 N/A

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division665

  Accumulation unit value:
    Beginning of period                                                     $8.35               N/A                 N/A
    End of period                                                           $8.74               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,365               N/A                 N/A

JNL/MCM The S&P(R) 10 Division665

  Accumulation unit value:
    Beginning of period                                                     $8.08               N/A                 N/A
    End of period                                                           $9.07               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,203               N/A                 N/A

JNL/MCM Global 15 Division665

  Accumulation unit value:
    Beginning of period                                                     $9.39               N/A                 N/A
    End of period                                                          $10.73               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,739               N/A                 N/A

JNL/MCM 25 Division665

  Accumulation unit value:
    Beginning of period                                                     $9.94               N/A                 N/A
    End of period                                                          $10.90               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,655               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Select Small-Cap Division665

  Accumulation unit value:
    Beginning of period                                                    $14.36               N/A                 N/A
    End of period                                                          $16.77               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,211               N/A                 N/A

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division555

  Accumulation unit value:
    Beginning of period                                                     $8.98               N/A                 N/A
    End of period                                                           $9.39               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,961               N/A                 N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 500 Index Division695

  Accumulation unit value:
    Beginning of period                                                     $9.34               N/A                 N/A
    End of period                                                           $9.98               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      6,645               N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division713

  Accumulation unit value:
    Beginning of period                                                    $11.82               N/A                 N/A
    End of period                                                          $12.21               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,106               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Small Cap Index Division695

  Accumulation unit value:
    Beginning of period                                                    $11.33               N/A                 N/A
    End of period                                                          $12.51               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,523               N/A                 N/A

JNL/MCM International Index Division573

  Accumulation unit value:
    Beginning of period                                                    $11.27               N/A                 N/A
    End of period                                                          $12.91               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,528               N/A                 N/A

JNL/MCM Bond Index Division695

  Accumulation unit value:
    Beginning of period                                                    $10.58               N/A                 N/A
    End of period                                                          $10.55               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,109               N/A                 N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Growth Division616

  Accumulation unit value:
    Beginning of period                                                    $10.44               N/A                 N/A
    End of period                                                          $11.20               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     18,599               N/A                 N/A

JNL/S&P Managed Growth Division555

  Accumulation unit value:
    Beginning of period                                                    $10.94               N/A                 N/A
    End of period                                                          $11.47               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     13,821               N/A                 N/A

JNL/S&P Managed Aggressive Growth Division602

  Accumulation unit value:
    Beginning of period                                                    $10.42               N/A                 N/A
    End of period                                                          $11.26               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 3.21% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  EARNINGSMAX AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 4%
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH AND PREMIUM CREDIT 4% AND THREE YEAR WITHDRAWAL CHARGE PERIOD
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH AND PREMIUM CREDIT 4%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division569

  Accumulation unit value:
    Beginning of period                                                    $20.64               N/A                 N/A
    End of period                                                          $21.93               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/FMR Capital Growth Division569

  Accumulation unit value:
    Beginning of period                                                    $15.41               N/A                 N/A
    End of period                                                          $17.65               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division569

  Accumulation unit value:
    Beginning of period                                                    $14.97               N/A                 N/A
    End of period                                                          $16.84               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division569

  Accumulation unit value:
    Beginning of period                                                     $7.96               N/A                 N/A
    End of period                                                           $9.25               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/PIMCO Total Return Bond Division570

  Accumulation unit value:
    Beginning of period                                                    $12.07               N/A                 N/A
    End of period                                                          $12.34               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,152               N/A                 N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division569

  Accumulation unit value:
    Beginning of period                                                    $13.15               N/A                 N/A
    End of period                                                          $15.24               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division551

  Accumulation unit value:
    Beginning of period                                                     $8.71               N/A                 N/A
    End of period                                                           $8.72               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM The S&P(R) 10 Division551

  Accumulation unit value:
    Beginning of period                                                     $8.31               N/A                 N/A
    End of period                                                           $9.05               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM Global 15 Division556

  Accumulation unit value:
    Beginning of period                                                     $9.49               N/A                 N/A
    End of period                                                          $10.70               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       103                N/A                 N/A

JNL/MCM 25 Division556

  Accumulation unit value:
    Beginning of period                                                     $9.56               N/A                 N/A
    End of period                                                          $10.87               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM Select Small-Cap Division551

  Accumulation unit value:
    Beginning of period                                                    $15.61               N/A                 N/A
    End of period                                                          $16.73               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       68                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division594

  Accumulation unit value:
    Beginning of period                                                     $5.14               N/A                 N/A
    End of period                                                           $5.20               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM Healthcare Sector Division594

  Accumulation unit value:
    Beginning of period                                                    $10.10               N/A                 N/A
    End of period                                                           $9.78               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM Financial Sector Division594

  Accumulation unit value:
    Beginning of period                                                    $10.20               N/A                 N/A
    End of period                                                          $11.01               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM Oil & Gas Sector Division565

  Accumulation unit value:
    Beginning of period                                                    $13.35               N/A                 N/A
    End of period                                                          $15.79               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM Consumer Brands Sector Division594

  Accumulation unit value:
    Beginning of period                                                     $9.30               N/A                 N/A
    End of period                                                           $9.88               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM Communications Sector Division594

  Accumulation unit value:
    Beginning of period                                                     $3.72               N/A                 N/A
    End of period                                                           $4.13               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division569

  Accumulation unit value:
    Beginning of period                                                     $6.13               N/A                 N/A
    End of period                                                           $6.96               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 500 Index Division575

  Accumulation unit value:
    Beginning of period                                                     $9.05               N/A                 N/A
    End of period                                                           $9.96               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     32,425               N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division569

  Accumulation unit value:
    Beginning of period                                                    $10.92               N/A                 N/A
    End of period                                                          $12.19               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      7,901               N/A                 N/A

JNL/MCM Small Cap Index Division633

  Accumulation unit value:
    Beginning of period                                                    $10.53               N/A                 N/A
    End of period                                                          $12.50               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,366               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division551

  Accumulation unit value:
    Beginning of period                                                    $11.62               N/A                 N/A
    End of period                                                          $12.89               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM Bond Index Division551

  Accumulation unit value:
    Beginning of period                                                    $10.51               N/A                 N/A
    End of period                                                          $10.53               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Oppenheimer Global Growth Division569

  Accumulation unit value:
    Beginning of period                                                     $9.27               N/A                 N/A
    End of period                                                          $10.61               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                     11,345               N/A                 N/A

JNL/Oppenheimer Growth Division585

  Accumulation unit value:
    Beginning of period                                                     $7.50               N/A                 N/A
    End of period                                                           $7.68               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      3,032               N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division723

  Accumulation unit value:
    Beginning of period                                                    $11.10               N/A                 N/A
    End of period                                                          $11.38               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       194                N/A                 N/A

JNL/MCM VIP Division723

  Accumulation unit value:
    Beginning of period                                                    $10.74               N/A                 N/A
    End of period                                                          $11.03               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       267                N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division557

  Accumulation unit value:
    Beginning of period                                                    $10.74               N/A                 N/A
    End of period                                                          $11.43               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       460                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division725

  Accumulation unit value:
    Beginning of period                                                    $11.08               N/A                 N/A
    End of period                                                          $11.22               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       469                N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 3.255% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  EARNINGSMAX AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 2% AND THREE YEAR WITHDRAWAL CHARGE PERIOD

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division630

  Accumulation unit value:
    Beginning of period                                                     $8.17               N/A                 N/A
    End of period                                                           $8.70               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,496               N/A                 N/A

JNL/MCM The S&P(R) 10 Division630

  Accumulation unit value:
    Beginning of period                                                     $7.69               N/A                 N/A
    End of period                                                           $9.02               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,653               N/A                 N/A

JNL/MCM Global 15 Division630

  Accumulation unit value:
    Beginning of period                                                     $8.96               N/A                 N/A
    End of period                                                          $10.67               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,276               N/A                 N/A

JNL/MCM 25 Division630

  Accumulation unit value:
    Beginning of period                                                     $9.66               N/A                 N/A
    End of period                                                          $10.85               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,113               N/A                 N/A

JNL/MCM Select Small-Cap Division630

  Accumulation unit value:
    Beginning of period                                                    $13.93               N/A                 N/A
    End of period                                                          $16.68               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,464               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 3.26% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
5% ROLL-UP DEATH BENEFIT AND EARNINGSMAX AND GUARANTEED MINIMUM WITHDRAWAL
  BENEFIT AND PREMIUM CREDIT 4% AND THREE YEAR WITHDRAWAL CHARGE PERIOD COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH AND PREMIUM CREDIT 4% COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH AND PREMIUM CREDIT 4%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Small Cap Value Division571

  Accumulation unit value:
    Beginning of period                                                    $11.68               N/A                 N/A
    End of period                                                          $12.89               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Lazard Mid Cap Value Division571

  Accumulation unit value:
    Beginning of period                                                    $13.21               N/A                 N/A
    End of period                                                          $15.18               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division699

  Accumulation unit value:
    Beginning of period                                                     $8.26               N/A                 N/A
    End of period                                                           $8.69               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,663               N/A                 N/A

JNL/MCM The S&P(R) 10 Division699

  Accumulation unit value:
    Beginning of period                                                     $8.41               N/A                 N/A
    End of period                                                           $9.02               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,615               N/A                 N/A

JNL/MCM Global 15 Division699

  Accumulation unit value:
    Beginning of period                                                    $10.02               N/A                 N/A
    End of period                                                          $10.67               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,196               N/A                 N/A

JNL/MCM 25 Division699

  Accumulation unit value:
    Beginning of period                                                    $10.25               N/A                 N/A
    End of period                                                          $10.84               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      2,145               N/A                 N/A

JNL/MCM Select Small-Cap Division699

  Accumulation unit value:
    Beginning of period                                                    $15.45               N/A                 N/A
    End of period                                                          $16.68               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,423               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 500 Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division571

  Accumulation unit value:
    Beginning of period                                                    $14.39               N/A                 N/A
    End of period                                                          $15.77               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 3.31% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND FIVE YEAR
  WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH AND PREMIUM CREDIT 4%
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  EARNINGSMAX AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 4%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






 INVESTMENT DIVISIONS                                                   DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division730

  Accumulation unit value:
    Beginning of period                                                     $8.67               N/A                 N/A
    End of period                                                           $8.67               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       226                N/A                 N/A

JNL/MCM The S&P(R) 10 Division730

  Accumulation unit value:
    Beginning of period                                                     $8.88               N/A                 N/A
    End of period                                                           $8.99               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       221                N/A                 N/A

JNL/MCM Global 15 Division730

  Accumulation unit value:
    Beginning of period                                                    $10.66               N/A                 N/A
    End of period                                                          $10.63               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       184                N/A                 N/A

JNL/MCM 25 Division730

  Accumulation unit value:
    Beginning of period                                                    $10.77               N/A                 N/A
    End of period                                                          $10.81               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       182                N/A                 N/A

JNL/MCM Select Small-Cap Division730

  Accumulation unit value:
    Beginning of period                                                    $16.45               N/A                 N/A
    End of period                                                          $16.63               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       119                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 500 Index Division670

  Accumulation unit value:
    Beginning of period                                                     $9.10               N/A                 N/A
    End of period                                                           $9.93               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,945               N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division670

  Accumulation unit value:
    Beginning of period                                                    $10.76               N/A                 N/A
    End of period                                                          $12.16               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,124               N/A                 N/A

JNL/MCM Small Cap Index Division670

  Accumulation unit value:
    Beginning of period                                                    $10.76               N/A                 N/A
    End of period                                                          $12.46               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       737                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Global Growth Division670

  Accumulation unit value:
    Beginning of period                                                     $9.05               N/A                 N/A
    End of period                                                          $10.57               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      1,745               N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division598

  Accumulation unit value:
    Beginning of period                                                    $10.47               N/A                 N/A
    End of period                                                          $11.35               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Managed Aggressive Growth Division598

  Accumulation unit value:
    Beginning of period                                                    $10.22               N/A                 N/A
    End of period                                                          $11.15               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I563

  Accumulation unit value:
    Beginning of period                                                     $9.50               N/A                 N/A
    End of period                                                           $9.26               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division598

  Accumulation unit value:
    Beginning of period                                                     $9.62               N/A                 N/A
    End of period                                                           $9.67               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Core Index 100 Division598

  Accumulation unit value:
    Beginning of period                                                     $9.84               N/A                 N/A
    End of period                                                           $9.95               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 3.46% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  EARNINGSMAX AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 4% AND THREE YEAR WITHDRAWAL CHARGE PERIOD

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Select Small-Cap Division640

  Accumulation unit value:
    Beginning of period                                                    $12.46               N/A                 N/A
    End of period                                                          $16.50               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                        -                 N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 500 Index Division656

  Accumulation unit value:
    Beginning of period                                                     $9.22               N/A                 N/A
    End of period                                                           $9.89               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      9,386               N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Small Cap Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Bond Index Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 3.56% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 4% AND EARNINGSMAX AND
  COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT
GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 4% AND FIVE YEAR
  WITHDRAWAL CHARGE PERIOD AND COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers Strategic Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers U.S. Government & Quality Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/PIMCO Total Return Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Small Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Lazard Mid Cap Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Salomon Brothers High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division
  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The DowSM 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM The S&P(R) 10 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Global 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Select Small-Cap Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Oil & Gas Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/T. Rowe Price Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM S&P 500 Index Division717

  Accumulation unit value:
    Beginning of period                                                     $9.71               N/A                 N/A
    End of period                                                           $9.86               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,472               N/A                 N/A

JNL/MCM S&P 400 MidCap Index Division717

  Accumulation unit value:
    Beginning of period                                                    $11.73               N/A                 N/A
    End of period                                                          $12.07               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,515               N/A                 N/A

JNL/MCM Small Cap Index Division717

  Accumulation unit value:
    Beginning of period                                                    $12.22               N/A                 N/A
    End of period                                                          $12.37               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,358               N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/MCM International Index Division717

  Accumulation unit value:
    Beginning of period                                                    $12.40               N/A                 N/A
    End of period                                                          $12.76               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      4,269               N/A                 N/A

JNL/MCM Bond Index Division717

  Accumulation unit value:
    Beginning of period                                                    $10.36               N/A                 N/A
    End of period                                                          $10.42               N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                      5,075               N/A                 N/A

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/AIM Small Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Managed Moderate Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Aggressive Growth Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Very Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Equity Aggressive Growth Division I

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A






INVESTMENT DIVISIONS                                                    DECEMBER 31,        DECEMBER 31,       DECEMBER 31,
                                                                            2004                2003               2002
                                                                            ----                ----               ----

JNL/S&P Core Index 50 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 100 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Core Index 75 Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Conservative Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A

JNL/S&P Managed Moderate Division

  Accumulation unit value:
    Beginning of period                                                      N/A                N/A                 N/A
    End of period                                                            N/A                N/A                 N/A
  Accumulation units outstanding
  at the end of period                                                       N/A                N/A                 N/A



FIFTH THIRD PERSPECTIVE

ACCUMULATION UNIT VALUES
BASE CONTRACT - M&E 1.25%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Select Large Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $25.25
    End of period                                                                            $26.50
  Accumulation units outstanding
  at the end of period                                                                         187

JNL/FMR Capital Growth Division574

  Accumulation unit value:
    Beginning of period                                                                      $18.27
    End of period                                                                            $21.31
  Accumulation units outstanding
  at the end of period                                                                         322

JNL/Select Global Growth Division606

  Accumulation unit value:
    Beginning of period                                                                      $21.71
    End of period                                                                            $23.55
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Alger Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $16.83
    End of period                                                                            $17.69
  Accumulation units outstanding
  at the end of period                                                                         77






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Eagle Core Equity Division580

  Accumulation unit value:
    Beginning of period                                                                      $15.74
    End of period                                                                            $17.40
  Accumulation units outstanding
  at the end of period                                                                        1,574

JNL/Eagle SmallCap Equity Division580

  Accumulation unit value:
    Beginning of period                                                                      $16.65
    End of period                                                                            $19.82
  Accumulation units outstanding
  at the end of period                                                                        3,955

JNL/Select Balanced Division572

  Accumulation unit value:
    Beginning of period                                                                      $21.64
    End of period                                                                            $23.36
  Accumulation units outstanding
  at the end of period                                                                        7,869

JNL/Putnam Equity Division587

  Accumulation unit value:
    Beginning of period                                                                      $18.46
    End of period                                                                            $20.49
  Accumulation units outstanding
  at the end of period                                                                         525

JNL/PPM America High Yield Bond Division581

  Accumulation unit value:
    Beginning of period                                                                      $15.31
    End of period                                                                            $16.26
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Money Market Division572

  Accumulation unit value:
    Beginning of period                                                                      $12.44
    End of period                                                                            $12.41
  Accumulation units outstanding
  at the end of period                                                                        1,540






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Putnam Value Equity Division574

  Accumulation unit value:
    Beginning of period                                                                      $18.33
    End of period                                                                            $20.12
  Accumulation units outstanding
  at the end of period                                                                         278

JNL/Salomon Brothers Strategic Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $17.70
    End of period                                                                            $18.90
  Accumulation units outstanding
  at the end of period                                                                       26,301

JNL/Salomon Brothers U.S. Government & Quality Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.20
    End of period                                                                            $15.81
  Accumulation units outstanding
  at the end of period                                                                       45,355

JNL/T. Rowe Price Established Growth Division580

  Accumulation unit value:
    Beginning of period                                                                      $23.22
    End of period                                                                            $26.16
  Accumulation units outstanding
  at the end of period                                                                        3,375

JNL/JPMorgan International Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $12.20
    End of period                                                                            $13.68
  Accumulation units outstanding
  at the end of period                                                                       25,471

JNL/T. Rowe Price Mid-Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $30.25
    End of period                                                                            $33.96
  Accumulation units outstanding
  at the end of period                                                                        4,545






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Alliance Capital Growth Division580

  Accumulation unit value:
    Beginning of period                                                                       $9.19
    End of period                                                                            $10.03
  Accumulation units outstanding
  at the end of period                                                                         292

JNL/JPMorgan International Value Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.25
    End of period                                                                            $10.57
  Accumulation units outstanding
  at the end of period                                                                       10,744

JNL/PIMCO Total Return Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $13.60
    End of period                                                                            $14.11
  Accumulation units outstanding
  at the end of period                                                                       106,789

JNL/Lazard Small Cap Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $13.25
    End of period                                                                            $14.79
  Accumulation units outstanding
  at the end of period                                                                       32,087

JNL/Lazard Mid Cap Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.05
    End of period                                                                            $17.42
  Accumulation units outstanding
  at the end of period                                                                       37,892

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                                      $12.84
    End of period                                                                            $13.22
  Accumulation units outstanding
  at the end of period                                                                        1,558






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division581

  Accumulation unit value:
    Beginning of period                                                                       $7.53
    End of period                                                                             $8.39
  Accumulation units outstanding
  at the end of period                                                                        2,288

JNL/MCM The DowSM 10 Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.38
    End of period                                                                             $9.71
  Accumulation units outstanding
  at the end of period                                                                       12,609

JNL/MCM The S&P(R) 10 Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.59
    End of period                                                                            $10.07
  Accumulation units outstanding
  at the end of period                                                                       11,847

JNL/MCM Global 15 Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.79
    End of period                                                                            $11.91
  Accumulation units outstanding
  at the end of period                                                                       12,993

JNL/MCM 25 Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.45
    End of period                                                                            $12.11
  Accumulation units outstanding
  at the end of period                                                                       16,445

JNL/MCM Select Small-Cap Division572

  Accumulation unit value:
    Beginning of period                                                                      $16.19
    End of period                                                                            $18.63
  Accumulation units outstanding
  at the end of period                                                                        6,020






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/MCM Technology Sector Division585

  Accumulation unit value:
    Beginning of period                                                                       $5.40
    End of period                                                                             $5.79
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Healthcare Sector Division574

  Accumulation unit value:
    Beginning of period                                                                      $11.00
    End of period                                                                            $10.90
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Financial Sector Division594

  Accumulation unit value:
    Beginning of period                                                                      $11.24
    End of period                                                                            $12.26
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Oil & Gas Sector Division574

  Accumulation unit value:
    Beginning of period                                                                      $14.29
    End of period                                                                            $17.59
  Accumulation units outstanding
  at the end of period                                                                        1,874

JNL/MCM Consumer Brands Sector Division590

  Accumulation unit value:
    Beginning of period                                                                      $10.05
    End of period                                                                            $11.01
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Communications Sector Division585

  Accumulation unit value:
    Beginning of period                                                                       $4.02
    End of period                                                                             $4.60
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Putnam Midcap Growth Division583

  Accumulation unit value:
    Beginning of period                                                                       $6.48
    End of period                                                                             $7.63
  Accumulation units outstanding
  at the end of period                                                                         152

JNL/FMR Balanced Division576

  Accumulation unit value:
    Beginning of period                                                                       $9.24
    End of period                                                                            $10.27
  Accumulation units outstanding
  at the end of period                                                                        4,447

JNL/T. Rowe Price Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.90
    End of period                                                                            $13.31
  Accumulation units outstanding
  at the end of period                                                                        1,068

JNL/MCM S&P 500 Index Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.78
    End of period                                                                            $10.56
  Accumulation units outstanding
  at the end of period                                                                        9,385

JNL/MCM S&P 400 MidCap Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.60
    End of period                                                                            $12.92
  Accumulation units outstanding
  at the end of period                                                                        5,283

JNL/MCM Small Cap Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.66
    End of period                                                                            $13.24
  Accumulation units outstanding
  at the end of period                                                                        7,009






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/MCM International Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.99
    End of period                                                                            $13.66
  Accumulation units outstanding
  at the end of period                                                                        3,489

JNL/MCM Bond Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.80
    End of period                                                                            $11.16
  Accumulation units outstanding
  at the end of period                                                                        4,090

JNL/Oppenheimer Global Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.08
    End of period                                                                            $11.40
  Accumulation units outstanding
  at the end of period                                                                       10,066

JNL/Oppenheimer Growth Division580

  Accumulation unit value:
    Beginning of period                                                                       $7.89
    End of period                                                                             $8.25
  Accumulation units outstanding
  at the end of period                                                                        4,629

JNL/AIM Large Cap Growth Division574

  Accumulation unit value:
    Beginning of period                                                                      $10.37
    End of period                                                                            $11.24
  Accumulation units outstanding
  at the end of period                                                                        4,280

JNL/AIM Small Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.35
    End of period                                                                            $11.99
  Accumulation units outstanding
  at the end of period                                                                       24,557






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Select Value Division580

  Accumulation unit value:
    Beginning of period                                                                      $14.36
    End of period                                                                            $16.50
  Accumulation units outstanding
  at the end of period                                                                        4,737

JNL/MCM Nasdaq 15 Division675

  Accumulation unit value:
    Beginning of period                                                                      $10.00
    End of period                                                                            $10.84
  Accumulation units outstanding
  at the end of period                                                                        5,155

JNL/MCM Value Line 25 Division675

  Accumulation unit value:
    Beginning of period                                                                      $10.00
    End of period                                                                            $11.44
  Accumulation units outstanding
  at the end of period                                                                       13,239

JNL/MCM VIP Division677

  Accumulation unit value:
    Beginning of period                                                                      $10.05
    End of period                                                                            $11.08
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM JNL 5 Division683

  Accumulation unit value:
    Beginning of period                                                                       $9.71
    End of period                                                                            $10.91
  Accumulation units outstanding
  at the end of period                                                                       44,637

Fifth Third Quality Growth VIP Division572

  Accumulation unit value:
    Beginning of period                                                                       $6.99
    End of period                                                                             $7.24
  Accumulation units outstanding
  at the end of period                                                                       129,125






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

Fifth Third Balanced VIP Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.64
    End of period                                                                            $12.18
  Accumulation units outstanding
  at the end of period                                                                        2,716

Fifth Third Mid Cap VIP Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.21
    End of period                                                                            $15.09
  Accumulation units outstanding
  at the end of period                                                                       33,132

Fifth Third Disciplined Value VIP Division576

  Accumulation unit value:
    Beginning of period                                                                      $13.47
    End of period                                                                            $15.08
  Accumulation units outstanding
  at the end of period                                                                       70,674


ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.50% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
HIGHEST ANNIVERSARY VALUE DEATH BENEFIT

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Select Large Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $24.69
    End of period                                                                            $25.86
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/FMR Capital Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $18.45
    End of period                                                                            $20.81
  Accumulation units outstanding
  at the end of period                                                                        5,738

JNL/Select Global Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.23
    End of period                                                                            $22.99
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Alger Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $16.47
    End of period                                                                            $17.29
  Accumulation units outstanding
  at the end of period                                                                         37






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Eagle Core Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $16.01
    End of period                                                                            $17.05
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Eagle SmallCap Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $17.32
    End of period                                                                            $19.41
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Balanced Division572

  Accumulation unit value:
    Beginning of period                                                                      $21.16
    End of period                                                                            $22.81
  Accumulation units outstanding
  at the end of period                                                                        1,407

JNL/Putnam Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $18.13
    End of period                                                                            $20.00
  Accumulation units outstanding
  at the end of period                                                                         53

JNL/PPM America High Yield Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.32
    End of period                                                                            $15.88
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Money Market Division572

  Accumulation unit value:
    Beginning of period                                                                      $12.16
    End of period                                                                            $12.12
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Putnam Value Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $18.34
    End of period                                                                            $19.64
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Salomon Brothers Strategic Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $17.31
    End of period                                                                            $18.45
  Accumulation units outstanding
  at the end of period                                                                        1,773

JNL/Salomon Brothers U.S. Government & Quality Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.86
    End of period                                                                            $15.43
  Accumulation units outstanding
  at the end of period                                                                        3,208

JNL/T. Rowe Price Established Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $23.74
    End of period                                                                            $25.54
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/JPMorgan International Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.93
    End of period                                                                            $13.35
  Accumulation units outstanding
  at the end of period                                                                        1,547

JNL/T. Rowe Price Mid-Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $29.58
    End of period                                                                            $33.16
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Alliance Capital Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.38
    End of period                                                                             $9.86
  Accumulation units outstanding
  at the end of period                                                                         811

JNL/JPMorgan International Value Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.10
    End of period                                                                            $10.39
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/PIMCO Total Return Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $13.39
    End of period                                                                            $13.87
  Accumulation units outstanding
  at the end of period                                                                       34,866

JNL/Lazard Small Cap Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $13.04
    End of period                                                                            $14.53
  Accumulation units outstanding
  at the end of period                                                                        1,122

JNL/Lazard Mid Cap Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.82
    End of period                                                                            $17.13
  Accumulation units outstanding
  at the end of period                                                                        1,600

JNL/Salomon Brothers High Yield Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $12.61
    End of period                                                                            $12.99
  Accumulation units outstanding
  at the end of period                                                                         616






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division572

  Accumulation unit value:
    Beginning of period                                                                       $7.64
    End of period                                                                             $8.28
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM The DowSM 10 Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.26
    End of period                                                                             $9.58
  Accumulation units outstanding
  at the end of period                                                                        5,056

JNL/MCM The S&P(R) 10 Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.48
    End of period                                                                             $9.94
  Accumulation units outstanding
  at the end of period                                                                        5,238

JNL/MCM Global 15 Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.67
    End of period                                                                            $11.75
  Accumulation units outstanding
  at the end of period                                                                        3,995

JNL/MCM 25 Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.32
    End of period                                                                            $11.94
  Accumulation units outstanding
  at the end of period                                                                        3,724

JNL/MCM Select Small-Cap Division572

  Accumulation unit value:
    Beginning of period                                                                      $16.00
    End of period                                                                            $18.37
  Accumulation units outstanding
  at the end of period                                                                        2,516






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/MCM Technology Sector Division572

  Accumulation unit value:
    Beginning of period                                                                       $5.34
    End of period                                                                             $5.71
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Healthcare Sector Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.01
    End of period                                                                            $10.75
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Financial Sector Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.82
    End of period                                                                            $12.09
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Oil & Gas Sector Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.56
    End of period                                                                            $17.35
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Consumer Brands Sector Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.01
    End of period                                                                            $10.86
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Communications Sector Division572

  Accumulation unit value:
    Beginning of period                                                                       $4.13
    End of period                                                                             $4.54
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Putnam Midcap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $6.70
    End of period                                                                             $7.54
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/FMR Balanced Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.40
    End of period                                                                            $10.15
  Accumulation units outstanding
  at the end of period                                                                       16,829

JNL/T. Rowe Price Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.78
    End of period                                                                            $13.16
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM S&P 500 Index Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.72
    End of period                                                                            $10.48
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM S&P 400 MidCap Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.54
    End of period                                                                            $12.83
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Small Cap Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.59
    End of period                                                                            $13.14
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/MCM International Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.92
    End of period                                                                            $13.56
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Bond Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.74
    End of period                                                                            $11.08
  Accumulation units outstanding
  at the end of period                                                                        1,382

JNL/Oppenheimer Global Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.01
    End of period                                                                            $11.30
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Oppenheimer Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.11
    End of period                                                                             $8.18
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/AIM Large Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.53
    End of period                                                                            $11.15
  Accumulation units outstanding
  at the end of period                                                                         72

JNL/AIM Small Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.28
    End of period                                                                            $11.89
  Accumulation units outstanding
  at the end of period                                                                        1,337






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.93
    End of period                                                                            $16.41
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Nasdaq 15 Division689

  Accumulation unit value:
    Beginning of period                                                                       $9.94
    End of period                                                                            $10.83
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Value Line 25 Division675

  Accumulation unit value:
    Beginning of period                                                                      $10.00
    End of period                                                                            $11.43
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM VIP Division686

  Accumulation unit value:
    Beginning of period                                                                       $9.76
    End of period                                                                            $11.08
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM JNL 5 Division680

  Accumulation unit value:
    Beginning of period                                                                       $9.91
    End of period                                                                            $10.91
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

Fifth Third Quality Growth VIP Division581

  Accumulation unit value:
    Beginning of period                                                                       $6.76
    End of period                                                                             $7.17
  Accumulation units outstanding
  at the end of period                                                                        8,423

Fifth Third Balanced VIP Division719

  Accumulation unit value:
    Beginning of period                                                                      $11.85
    End of period                                                                            $12.11
  Accumulation units outstanding
  at the end of period                                                                        2,279

Fifth Third Mid Cap VIP Division581

  Accumulation unit value:
    Beginning of period                                                                      $13.55
    End of period                                                                            $15.00
  Accumulation units outstanding
  at the end of period                                                                        1,712

Fifth Third Disciplined Value VIP Division581

  Accumulation unit value:
    Beginning of period                                                                      $13.43
    End of period                                                                            $14.99
  Accumulation units outstanding
  at the end of period                                                                        4,586


ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.55% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
4% ROLL-UP DEATH BENEFIT
20% ADDITIONAL FREE WITHDRAWAL
EARNINGSMAX
FIVE YEAR WITHDRAWAL CHARGE PERIOD

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Select Large Cap Growth Division628

  Accumulation unit value:
    Beginning of period                                                                      $22.90
    End of period                                                                            $25.74
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/FMR Capital Growth Division612

  Accumulation unit value:
    Beginning of period                                                                      $18.31
    End of period                                                                            $20.71
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Global Growth Division650

  Accumulation unit value:
    Beginning of period                                                                      $19.75
    End of period                                                                            $22.88
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Alger Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $16.40
    End of period                                                                            $17.21
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Eagle Core Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.95
    End of period                                                                            $16.98
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Eagle SmallCap Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $17.25
    End of period                                                                            $19.33
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Balanced Division572

  Accumulation unit value:
    Beginning of period                                                                      $21.07
    End of period                                                                            $22.70
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Putnam Equity Division581

  Accumulation unit value:
    Beginning of period                                                                      $17.55
    End of period                                                                            $19.90
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/PPM America High Yield Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.26
    End of period                                                                            $15.81
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Money Market Division572

  Accumulation unit value:
    Beginning of period                                                                      $12.11
    End of period                                                                            $12.06
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Putnam Value Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $18.26
    End of period                                                                            $19.54
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Salomon Brothers Strategic Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $17.23
    End of period                                                                            $18.36
  Accumulation units outstanding
  at the end of period                                                                         702

JNL/Salomon Brothers U.S. Government & Quality Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.80
    End of period                                                                            $15.36
  Accumulation units outstanding
  at the end of period                                                                        1,303

JNL/T. Rowe Price Established Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $23.63
    End of period                                                                            $25.42
  Accumulation units outstanding
  at the end of period                                                                         204

JNL/JPMorgan International Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.87
    End of period                                                                            $13.29
  Accumulation units outstanding
  at the end of period                                                                         714

JNL/T. Rowe Price Mid-Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $29.44
    End of period                                                                            $33.00
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Alliance Capital Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.35
    End of period                                                                             $9.83
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/JPMorgan International Value Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.08
    End of period                                                                            $10.36
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/PIMCO Total Return Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $13.35
    End of period                                                                            $13.83
  Accumulation units outstanding
  at the end of period                                                                        2,509

JNL/Lazard Small Cap Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $13.00
    End of period                                                                            $14.49
  Accumulation units outstanding
  at the end of period                                                                         508

JNL/Lazard Mid Cap Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.77
    End of period                                                                            $17.07
  Accumulation units outstanding
  at the end of period                                                                         766

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                                      $12.59
    End of period                                                                            $12.95
  Accumulation units outstanding
  at the end of period                                                                         199






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division572

  Accumulation unit value:
    Beginning of period                                                                       $7.62
    End of period                                                                             $8.25
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM The DowSM 10 Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.24
    End of period                                                                             $9.55
  Accumulation units outstanding
  at the end of period                                                                        1,465

JNL/MCM The S&P(R) 10 Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.46
    End of period                                                                             $9.91
  Accumulation units outstanding
  at the end of period                                                                        1,561

JNL/MCM Global 15 Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.65
    End of period                                                                            $11.72
  Accumulation units outstanding
  at the end of period                                                                        1,328

JNL/MCM 25 Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.30
    End of period                                                                            $11.91
  Accumulation units outstanding
  at the end of period                                                                        1,250

JNL/MCM Select Small-Cap Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.96
    End of period                                                                            $18.32
  Accumulation units outstanding
  at the end of period                                                                         873






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/MCM Technology Sector Division572

  Accumulation unit value:
    Beginning of period                                                                       $5.33
    End of period                                                                             $5.69
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Healthcare Sector Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.99
    End of period                                                                            $10.72
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Financial Sector Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.79
    End of period                                                                            $12.06
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Oil & Gas Sector Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.52
    End of period                                                                            $17.30
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Consumer Brands Sector Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.98
    End of period                                                                            $10.83
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Communications Sector Division572

  Accumulation unit value:
    Beginning of period                                                                       $4.12
    End of period                                                                             $4.53
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Putnam Midcap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $6.69
    End of period                                                                             $7.53
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/FMR Balanced Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.38
    End of period                                                                            $10.12
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/T. Rowe Price Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.76
    End of period                                                                            $13.13
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM S&P 500 Index Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.71
    End of period                                                                            $10.47
  Accumulation units outstanding
  at the end of period                                                                        1,679

JNL/MCM S&P 400 MidCap Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.52
    End of period                                                                            $12.81
  Accumulation units outstanding
  at the end of period                                                                         785

JNL/MCM Small Cap Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.58
    End of period                                                                            $13.12
  Accumulation units outstanding
  at the end of period                                                                         789






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/MCM International Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.91
    End of period                                                                            $13.54
  Accumulation units outstanding
  at the end of period                                                                         510

JNL/MCM Bond Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.72
    End of period                                                                            $11.06
  Accumulation units outstanding
  at the end of period                                                                         400

JNL/Oppenheimer Global Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.99
    End of period                                                                            $11.28
  Accumulation units outstanding
  at the end of period                                                                         257

JNL/Oppenheimer Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.10
    End of period                                                                             $8.16
  Accumulation units outstanding
  at the end of period                                                                         848

JNL/AIM Large Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.51
    End of period                                                                            $11.13
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/AIM Small Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.26
    End of period                                                                            $11.87
  Accumulation units outstanding
  at the end of period                                                                         957






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.92
    End of period                                                                            $16.39
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Nasdaq 15 Division680

  Accumulation unit value:
    Beginning of period                                                                       $9.90
    End of period                                                                            $10.83
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Value Line 25 Division680

  Accumulation unit value:
    Beginning of period                                                                       $9.76
    End of period                                                                            $11.43
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM VIP Division680

  Accumulation unit value:
    Beginning of period                                                                       $9.89
    End of period                                                                            $11.08
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM JNL 5 Division684

  Accumulation unit value:
    Beginning of period                                                                       $9.77
    End of period                                                                            $10.91
  Accumulation units outstanding
  at the end of period                                                                        4,030






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

Fifth Third Quality Growth VIP Division603

  Accumulation unit value:
    Beginning of period                                                                       $6.89
    End of period                                                                             $7.16
  Accumulation units outstanding
  at the end of period                                                                        4,008

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

Fifth Third Mid Cap VIP Division603

  Accumulation unit value:
    Beginning of period                                                                      $13.98
    End of period                                                                            $14.98
  Accumulation units outstanding
  at the end of period                                                                        1,210

Fifth Third Disciplined Value VIP Division603

  Accumulation unit value:
    Beginning of period                                                                      $13.91
    End of period                                                                            $14.97
  Accumulation units outstanding
  at the end of period                                                                        1,956

ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.60% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
GUARANTEED MINIMUM WITHDRAWAL BENEFIT

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Select Large Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $24.47
    End of period                                                                            $25.62
  Accumulation units outstanding
  at the end of period                                                                         270

JNL/FMR Capital Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $18.29
    End of period                                                                            $20.61
  Accumulation units outstanding
  at the end of period                                                                         294

JNL/Select Global Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.23
    End of period                                                                            $22.77
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Alger Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $16.33
    End of period                                                                            $17.13
  Accumulation units outstanding
  at the end of period                                                                        4,423






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Eagle Core Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.89
    End of period                                                                            $16.91
  Accumulation units outstanding
  at the end of period                                                                        1,905

JNL/Eagle SmallCap Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $17.18
    End of period                                                                            $19.25
  Accumulation units outstanding
  at the end of period                                                                         550

JNL/Select Balanced Division572

  Accumulation unit value:
    Beginning of period                                                                      $20.97
    End of period                                                                            $22.59
  Accumulation units outstanding
  at the end of period                                                                       19,669

JNL/Putnam Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $17.96
    End of period                                                                            $19.81
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/PPM America High Yield Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.19
    End of period                                                                            $15.73
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Money Market Division572

  Accumulation unit value:
    Beginning of period                                                                      $12.04
    End of period                                                                            $11.99
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Putnam Value Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $18.17
    End of period                                                                            $19.45
  Accumulation units outstanding
  at the end of period                                                                         455

JNL/Salomon Brothers Strategic Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $17.15
    End of period                                                                            $18.27
  Accumulation units outstanding
  at the end of period                                                                       19,121

JNL/Salomon Brothers U.S. Government & Quality Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.73
    End of period                                                                            $15.29
  Accumulation units outstanding
  at the end of period                                                                       31,650

JNL/T. Rowe Price Established Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $23.53
    End of period                                                                            $25.30
  Accumulation units outstanding
  at the end of period                                                                        6,396

JNL/JPMorgan International Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.82
    End of period                                                                            $13.22
  Accumulation units outstanding
  at the end of period                                                                       21,267

JNL/T. Rowe Price Mid-Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $29.31
    End of period                                                                            $32.84
  Accumulation units outstanding
  at the end of period                                                                        3,334






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Alliance Capital Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.32
    End of period                                                                             $9.80
  Accumulation units outstanding
  at the end of period                                                                        1,296

JNL/JPMorgan International Value Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.05
    End of period                                                                            $10.32
  Accumulation units outstanding
  at the end of period                                                                       18,489

JNL/PIMCO Total Return Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $13.31
    End of period                                                                            $13.78
  Accumulation units outstanding
  at the end of period                                                                       74,845

JNL/Lazard Small Cap Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $12.96
    End of period                                                                            $14.44
  Accumulation units outstanding
  at the end of period                                                                       19,087

JNL/Lazard Mid Cap Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.72
    End of period                                                                            $17.01
  Accumulation units outstanding
  at the end of period                                                                       31,659

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                                      $12.55
    End of period                                                                            $12.91
  Accumulation units outstanding
  at the end of period                                                                       10,287






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division572

  Accumulation unit value:
    Beginning of period                                                                       $7.60
    End of period                                                                             $8.23
  Accumulation units outstanding
  at the end of period                                                                        2,213

JNL/MCM The DowSM 10 Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.22
    End of period                                                                             $9.53
  Accumulation units outstanding
  at the end of period                                                                       63,963

JNL/MCM The S&P(R) 10 Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.44
    End of period                                                                             $9.88
  Accumulation units outstanding
  at the end of period                                                                       67,735

JNL/MCM Global 15 Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.63
    End of period                                                                            $11.69
  Accumulation units outstanding
  at the end of period                                                                       56,413

JNL/MCM 25 Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.27
    End of period                                                                            $11.88
  Accumulation units outstanding
  at the end of period                                                                       54,441

JNL/MCM Select Small-Cap Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.92
    End of period                                                                            $18.27
  Accumulation units outstanding
  at the end of period                                                                       34,592






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/MCM Technology Sector Division572

  Accumulation unit value:
    Beginning of period                                                                       $5.31
    End of period                                                                             $5.68
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Healthcare Sector Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.96
    End of period                                                                            $10.69
  Accumulation units outstanding
  at the end of period                                                                         674

JNL/MCM Financial Sector Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.76
    End of period                                                                            $12.03
  Accumulation units outstanding
  at the end of period                                                                         461

JNL/MCM Oil & Gas Sector Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.48
    End of period                                                                            $17.26
  Accumulation units outstanding
  at the end of period                                                                         842

JNL/MCM Consumer Brands Sector Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.96
    End of period                                                                            $10.80
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Communications Sector Division572

  Accumulation unit value:
    Beginning of period                                                                       $4.11
    End of period                                                                             $4.52
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Putnam Midcap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $6.68
    End of period                                                                             $7.51
  Accumulation units outstanding
  at the end of period                                                                        1,760

JNL/FMR Balanced Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.36
    End of period                                                                            $10.10
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/T. Rowe Price Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.74
    End of period                                                                            $13.10
  Accumulation units outstanding
  at the end of period                                                                        9,153

JNL/MCM S&P 500 Index Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.70
    End of period                                                                            $10.45
  Accumulation units outstanding
  at the end of period                                                                       11,365

JNL/MCM S&P 400 MidCap Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.51
    End of period                                                                            $12.79
  Accumulation units outstanding
  at the end of period                                                                       10,860

JNL/MCM Small Cap Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.56
    End of period                                                                            $13.11
  Accumulation units outstanding
  at the end of period                                                                        3,392






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/MCM International Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.89
    End of period                                                                            $13.52
  Accumulation units outstanding
  at the end of period                                                                        2,855

JNL/MCM Bond Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.71
    End of period                                                                            $11.05
  Accumulation units outstanding
  at the end of period                                                                        7,212

JNL/Oppenheimer Global Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.98
    End of period                                                                            $11.25
  Accumulation units outstanding
  at the end of period                                                                       31,693

JNL/Oppenheimer Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.09
    End of period                                                                             $8.15
  Accumulation units outstanding
  at the end of period                                                                       10,595

JNL/AIM Large Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.50
    End of period                                                                            $11.11
  Accumulation units outstanding
  at the end of period                                                                       21,946

JNL/AIM Small Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.25
    End of period                                                                            $11.85
  Accumulation units outstanding
  at the end of period                                                                       21,590






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.90
    End of period                                                                            $16.37
  Accumulation units outstanding
  at the end of period                                                                        4,420

JNL/MCM Nasdaq 15 Division692

  Accumulation unit value:
    Beginning of period                                                                      $10.12
    End of period                                                                            $10.83
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Value Line 25 Division681

  Accumulation unit value:
    Beginning of period                                                                       $9.73
    End of period                                                                            $11.43
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM VIP Division678

  Accumulation unit value:
    Beginning of period                                                                       $9.95
    End of period                                                                            $11.07
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM JNL 5 Division678

  Accumulation unit value:
    Beginning of period                                                                       $9.92
    End of period                                                                            $10.90
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

Fifth Third Quality Growth VIP Division575

  Accumulation unit value:
    Beginning of period                                                                       $6.71
    End of period                                                                             $7.15
  Accumulation units outstanding
  at the end of period                                                                       114,822

Fifth Third Balanced VIP Division585

  Accumulation unit value:
    Beginning of period                                                                      $11.39
    End of period                                                                            $12.08
  Accumulation units outstanding
  at the end of period                                                                        1,941

Fifth Third Mid Cap VIP Division575

  Accumulation unit value:
    Beginning of period                                                                      $13.51
    End of period                                                                            $14.96
  Accumulation units outstanding
  at the end of period                                                                       29,001

Fifth Third Disciplined Value VIP Division575

  Accumulation unit value:
    Beginning of period                                                                      $13.30
    End of period                                                                            $14.95
  Accumulation units outstanding
  at the end of period                                                                       68,520

ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.645% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
PREMIUM CREDIT 2%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/FMR Capital Growth Division603

  Accumulation unit value:
    Beginning of period                                                                      $18.27
    End of period                                                                            $20.52
  Accumulation units outstanding
  at the end of period                                                                         468

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Alger Growth Division709

  Accumulation unit value:
    Beginning of period                                                                      $16.24
    End of period                                                                            $17.06
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Eagle Core Equity Division658

  Accumulation unit value:
    Beginning of period                                                                      $15.24
    End of period                                                                            $16.84
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Eagle SmallCap Equity Division658

  Accumulation unit value:
    Beginning of period                                                                      $16.34
    End of period                                                                            $19.18
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Balanced Division585

  Accumulation unit value:
    Beginning of period                                                                      $20.45
    End of period                                                                            $22.49
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Putnam Equity Division698

  Accumulation unit value:
    Beginning of period                                                                      $18.51
    End of period                                                                            $19.72
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Money Market Division590

  Accumulation unit value:
    Beginning of period                                                                      $11.99
    End of period                                                                            $11.95
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Putnam Value Equity Division623

  Accumulation unit value:
    Beginning of period                                                                      $17.62
    End of period                                                                            $19.36
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Salomon Brothers Strategic Bond Division603

  Accumulation unit value:
    Beginning of period                                                                      $17.09
    End of period                                                                            $18.19
  Accumulation units outstanding
  at the end of period                                                                         357

JNL/Salomon Brothers U.S. Government & Quality Bond Division603

  Accumulation unit value:
    Beginning of period                                                                      $14.69
    End of period                                                                            $15.22
  Accumulation units outstanding
  at the end of period                                                                         623

JNL/T. Rowe Price Established Growth Division606

  Accumulation unit value:
    Beginning of period                                                                      $23.61
    End of period                                                                            $25.19
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/JPMorgan International Equity Division658

  Accumulation unit value:
    Beginning of period                                                                      $11.38
    End of period                                                                            $13.17
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/T. Rowe Price Mid-Cap Growth Division606

  Accumulation unit value:
    Beginning of period                                                                      $29.71
    End of period                                                                            $32.69
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Alliance Capital Growth Division698

  Accumulation unit value:
    Beginning of period                                                                       $9.26
    End of period                                                                             $9.76
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/JPMorgan International Value Division623

  Accumulation unit value:
    Beginning of period                                                                       $8.64
    End of period                                                                            $10.29
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/PIMCO Total Return Bond Division585

  Accumulation unit value:
    Beginning of period                                                                      $13.17
    End of period                                                                            $13.74
  Accumulation units outstanding
  at the end of period                                                                        1,155

JNL/Lazard Small Cap Value Division603

  Accumulation unit value:
    Beginning of period                                                                      $12.96
    End of period                                                                            $14.39
  Accumulation units outstanding
  at the end of period                                                                         141

JNL/Lazard Mid Cap Value Division603

  Accumulation unit value:
    Beginning of period                                                                      $14.99
    End of period                                                                            $16.96
  Accumulation units outstanding
  at the end of period                                                                         244

JNL/Salomon Brothers High Yield Bond Division675

  Accumulation unit value:
    Beginning of period                                                                      $12.52
    End of period                                                                            $12.85
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division685

  Accumulation unit value:
    Beginning of period                                                                       $7.52
    End of period                                                                             $8.21
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM The DowSM 10 Division598

  Accumulation unit value:
    Beginning of period                                                                       $8.91
    End of period                                                                             $9.50
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM The S&P(R) 10 Division598

  Accumulation unit value:
    Beginning of period                                                                       $8.50
    End of period                                                                             $9.86
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Global 15 Division598

  Accumulation unit value:
    Beginning of period                                                                       $9.48
    End of period                                                                            $11.66
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM 25 Division585

  Accumulation unit value:
    Beginning of period                                                                       $9.87
    End of period                                                                            $11.85
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Select Small-Cap Division598

  Accumulation unit value:
    Beginning of period                                                                      $15.56
    End of period                                                                            $18.23
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/MCM Technology Sector Division712

  Accumulation unit value:
    Beginning of period                                                                       $5.56
    End of period                                                                             $5.66
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Healthcare Sector Division705

  Accumulation unit value:
    Beginning of period                                                                      $10.21
    End of period                                                                            $10.66
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Oil & Gas Sector Division623

  Accumulation unit value:
    Beginning of period                                                                      $15.15
    End of period                                                                            $17.21
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Communications Sector Division686

  Accumulation unit value:
    Beginning of period                                                                       $4.24
    End of period                                                                             $4.50
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/FMR Balanced Division704

  Accumulation unit value:
    Beginning of period                                                                       $9.81
    End of period                                                                            $10.08
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/T. Rowe Price Value Division606

  Accumulation unit value:
    Beginning of period                                                                      $11.94
    End of period                                                                            $13.07
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM S&P 500 Index Division589

  Accumulation unit value:
    Beginning of period                                                                       $9.68
    End of period                                                                            $10.44
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM S&P 400 MidCap Index Division598

  Accumulation unit value:
    Beginning of period                                                                      $11.37
    End of period                                                                            $12.77
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Small Cap Index Division598

  Accumulation unit value:
    Beginning of period                                                                      $11.30
    End of period                                                                            $13.09
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/MCM International Index Division598

  Accumulation unit value:
    Beginning of period                                                                      $11.61
    End of period                                                                            $13.50
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Bond Index Division598

  Accumulation unit value:
    Beginning of period                                                                      $10.57
    End of period                                                                            $11.03
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Oppenheimer Global Growth Division589

  Accumulation unit value:
    Beginning of period                                                                       $9.76
    End of period                                                                            $11.24
  Accumulation units outstanding
  at the end of period                                                                         251

JNL/Oppenheimer Growth Division585

  Accumulation unit value:
    Beginning of period                                                                       $7.87
    End of period                                                                             $8.13
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/AIM Large Cap Growth Division675

  Accumulation unit value:
    Beginning of period                                                                      $10.44
    End of period                                                                            $11.10
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/AIM Small Cap Growth Division603

  Accumulation unit value:
    Beginning of period                                                                      $11.10
    End of period                                                                            $11.84
  Accumulation units outstanding
  at the end of period                                                                         165






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Value Division585

  Accumulation unit value:
    Beginning of period                                                                      $14.43
    End of period                                                                            $16.35
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Nasdaq 15 Division676

  Accumulation unit value:
    Beginning of period                                                                      $10.00
    End of period                                                                            $10.83
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Value Line 25 Division698

  Accumulation unit value:
    Beginning of period                                                                      $10.47
    End of period                                                                            $11.42
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM VIP Division699

  Accumulation unit value:
    Beginning of period                                                                      $10.44
    End of period                                                                            $11.07
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM JNL 5 Division729

  Accumulation unit value:
    Beginning of period                                                                      $10.75
    End of period                                                                            $10.90
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

Fifth Third Quality Growth VIP Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

Fifth Third Mid Cap VIP Division603

  Accumulation unit value:
    Beginning of period                                                                      $13.95
    End of period                                                                            $14.95
  Accumulation units outstanding
  at the end of period                                                                         262

Fifth Third Disciplined Value VIP Division603

  Accumulation unit value:
    Beginning of period                                                                      $13.88
    End of period                                                                            $14.93
  Accumulation units outstanding
  at the end of period                                                                         615

ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.65% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT
NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT
GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH.

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Select Large Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $24.36
    End of period                                                                            $25.49
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/FMR Capital Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $18.21
    End of period                                                                            $20.51
  Accumulation units outstanding
  at the end of period                                                                         637

JNL/Select Global Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $5.36
    End of period                                                                            $22.66
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Alger Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $16.26
    End of period                                                                            $17.05
  Accumulation units outstanding
  at the end of period                                                                         150






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Eagle Core Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.83
    End of period                                                                            $16.84
  Accumulation units outstanding
  at the end of period                                                                         304

JNL/Eagle SmallCap Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $17.12
    End of period                                                                            $19.17
  Accumulation units outstanding
  at the end of period                                                                         770

JNL/Select Balanced Division572

  Accumulation unit value:
    Beginning of period                                                                      $20.88
    End of period                                                                            $22.48
  Accumulation units outstanding
  at the end of period                                                                        1,490

JNL/Putnam Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $17.89
    End of period                                                                            $19.72
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/PPM America High Yield Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.12
    End of period                                                                            $15.66
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Money Market Division572

  Accumulation unit value:
    Beginning of period                                                                      $12.00
    End of period                                                                            $11.94
  Accumulation units outstanding
  at the end of period                                                                         164






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Putnam Value Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $18.09
    End of period                                                                            $19.35
  Accumulation units outstanding
  at the end of period                                                                        1,595

JNL/Salomon Brothers Strategic Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $17.08
    End of period                                                                            $18.19
  Accumulation units outstanding
  at the end of period                                                                        4,726

JNL/Salomon Brothers U.S. Government & Quality Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.67
    End of period                                                                            $15.21
  Accumulation units outstanding
  at the end of period                                                                        7,279

JNL/T. Rowe Price Established Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $23.42
    End of period                                                                            $25.17
  Accumulation units outstanding
  at the end of period                                                                        2,545

JNL/JPMorgan International Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.77
    End of period                                                                            $13.16
  Accumulation units outstanding
  at the end of period                                                                        2,693

JNL/T. Rowe Price Mid-Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $29.18
    End of period                                                                            $32.68
  Accumulation units outstanding
  at the end of period                                                                         121






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Alliance Capital Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.29
    End of period                                                                             $9.76
  Accumulation units outstanding
  at the end of period                                                                         314

JNL/JPMorgan International Value Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.02
    End of period                                                                            $10.29
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/PIMCO Total Return Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $13.27
    End of period                                                                            $13.73
  Accumulation units outstanding
  at the end of period                                                                       19,136

JNL/Lazard Small Cap Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $12.92
    End of period                                                                            $14.39
  Accumulation units outstanding
  at the end of period                                                                        3,773

JNL/Lazard Mid Cap Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.68
    End of period                                                                            $16.95
  Accumulation units outstanding
  at the end of period                                                                        5,524

JNL/Salomon Brothers High Yield Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $12.68
    End of period                                                                            $12.86
  Accumulation units outstanding
  at the end of period                                                                        2,054






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division572

  Accumulation unit value:
    Beginning of period                                                                       $7.58
    End of period                                                                             $8.21
  Accumulation units outstanding
  at the end of period                                                                        4,027

JNL/MCM The DowSM 10 Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.20
    End of period                                                                             $9.50
  Accumulation units outstanding
  at the end of period                                                                       14,308

JNL/MCM The S&P(R) 10 Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.42
    End of period                                                                             $9.86
  Accumulation units outstanding
  at the end of period                                                                       13,984

JNL/MCM Global 15 Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.60
    End of period                                                                            $11.65
  Accumulation units outstanding
  at the end of period                                                                       11,697

JNL/MCM 25 Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.25
    End of period                                                                            $11.85
  Accumulation units outstanding
  at the end of period                                                                       15,080

JNL/MCM Select Small-Cap Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.88
    End of period                                                                            $18.22
  Accumulation units outstanding
  at the end of period                                                                        7,607






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/MCM Technology Sector Division572

  Accumulation unit value:
    Beginning of period                                                                       $5.30
    End of period                                                                             $5.66
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Healthcare Sector Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.93
    End of period                                                                            $10.66
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Financial Sector Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.55
    End of period                                                                            $11.99
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Oil & Gas Sector Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.59
    End of period                                                                            $17.21
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Consumer Brands Sector Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.94
    End of period                                                                            $10.77
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Communications Sector Division572

  Accumulation unit value:
    Beginning of period                                                                       $4.10
    End of period                                                                             $4.50
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Putnam Midcap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $6.66
    End of period                                                                             $7.49
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/FMR Balanced Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.34
    End of period                                                                            $10.08
  Accumulation units outstanding
  at the end of period                                                                         254

JNL/T. Rowe Price Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.71
    End of period                                                                            $13.07
  Accumulation units outstanding
  at the end of period                                                                         105

JNL/MCM S&P 500 Index Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.69
    End of period                                                                            $10.43
  Accumulation units outstanding
  at the end of period                                                                         986

JNL/MCM S&P 400 MidCap Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.50
    End of period                                                                            $12.77
  Accumulation units outstanding
  at the end of period                                                                         273

JNL/MCM Small Cap Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.55
    End of period                                                                            $13.09
  Accumulation units outstanding
  at the end of period                                                                         160






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/MCM International Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.88
    End of period                                                                            $13.50
  Accumulation units outstanding
  at the end of period                                                                         909

JNL/MCM Bond Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.70
    End of period                                                                            $11.03
  Accumulation units outstanding
  at the end of period                                                                        5,748

JNL/Oppenheimer Global Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.96
    End of period                                                                            $11.23
  Accumulation units outstanding
  at the end of period                                                                        2,738

JNL/Oppenheimer Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.08
    End of period                                                                             $8.13
  Accumulation units outstanding
  at the end of period                                                                         314

JNL/AIM Large Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.49
    End of period                                                                            $11.10
  Accumulation units outstanding
  at the end of period                                                                        2,301

JNL/AIM Small Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.24
    End of period                                                                            $11.84
  Accumulation units outstanding
  at the end of period                                                                        4,262






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.89
    End of period                                                                            $16.35
  Accumulation units outstanding
  at the end of period                                                                        1,999

JNL/MCM Nasdaq 15 Division679

  Accumulation unit value:
    Beginning of period                                                                       $9.84
    End of period                                                                            $10.83
  Accumulation units outstanding
  at the end of period                                                                        1,830

JNL/MCM Value Line 25 Division679

  Accumulation unit value:
    Beginning of period                                                                       $9.77
    End of period                                                                            $11.42
  Accumulation units outstanding
  at the end of period                                                                        1,814

JNL/MCM VIP Division680

  Accumulation unit value:
    Beginning of period                                                                       $9.89
    End of period                                                                            $11.07
  Accumulation units outstanding
  at the end of period                                                                        1,854

JNL/MCM JNL 5 Division684

  Accumulation unit value:
    Beginning of period                                                                       $9.77
    End of period                                                                            $10.90
  Accumulation units outstanding
  at the end of period                                                                       23,508






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

Fifth Third Quality Growth VIP Division597

  Accumulation unit value:
    Beginning of period                                                                       $7.01
    End of period                                                                             $7.13
  Accumulation units outstanding
  at the end of period                                                                       14,498

Fifth Third Balanced VIP Division704

  Accumulation unit value:
    Beginning of period                                                                      $11.79
    End of period                                                                            $12.07
  Accumulation units outstanding
  at the end of period                                                                         932

Fifth Third Mid Cap VIP Division597

  Accumulation unit value:
    Beginning of period                                                                      $14.15
    End of period                                                                            $14.95
  Accumulation units outstanding
  at the end of period                                                                        4,948

Fifth Third Disciplined Value VIP Division636

  Accumulation unit value:
    Beginning of period                                                                      $13.38
    End of period                                                                            $14.93
  Accumulation units outstanding
  at the end of period                                                                        8,571

ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.70% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
THREE YEAR WITHDRAWAL CHARGE PERIOD
5% ROLL-UP DEATH BENEFIT

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Select Large Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $24.26
    End of period                                                                            $25.38
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/FMR Capital Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $18.12
    End of period                                                                            $20.41
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Global Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.23
    End of period                                                                            $22.55
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Alger Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $16.19
    End of period                                                                            $16.98
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Eagle Core Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.77
    End of period                                                                            $16.77
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Eagle SmallCap Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $17.05
    End of period                                                                            $19.09
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Balanced Division572

  Accumulation unit value:
    Beginning of period                                                                      $20.78
    End of period                                                                            $22.37
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Putnam Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $17.80
    End of period                                                                            $19.62
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/PPM America High Yield Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.05
    End of period                                                                            $15.59
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Money Market Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.92
    End of period                                                                            $11.87
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Putnam Value Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $18.01
    End of period                                                                            $19.26
  Accumulation units outstanding
  at the end of period                                                                         221

JNL/Salomon Brothers Strategic Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $17.00
    End of period                                                                            $18.10
  Accumulation units outstanding
  at the end of period                                                                        2,177

JNL/Salomon Brothers U.S. Government & Quality Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.60
    End of period                                                                            $15.14
  Accumulation units outstanding
  at the end of period                                                                        2,609

JNL/T. Rowe Price Established Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $23.32
    End of period                                                                            $25.05
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/JPMorgan International Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.72
    End of period                                                                            $13.10
  Accumulation units outstanding
  at the end of period                                                                        1,251

JNL/T. Rowe Price Mid-Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $29.05
    End of period                                                                            $32.52
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Alliance Capital Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.26
    End of period                                                                             $9.73
  Accumulation units outstanding
  at the end of period                                                                         769

JNL/JPMorgan International Value Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.99
    End of period                                                                            $10.25
  Accumulation units outstanding
  at the end of period                                                                         817

JNL/PIMCO Total Return Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $13.23
    End of period                                                                            $13.68
  Accumulation units outstanding
  at the end of period                                                                        5,624

JNL/Lazard Small Cap Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $12.88
    End of period                                                                            $14.34
  Accumulation units outstanding
  at the end of period                                                                        1,069

JNL/Lazard Mid Cap Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.63
    End of period                                                                            $16.89
  Accumulation units outstanding
  at the end of period                                                                        1,539

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                                      $12.47
    End of period                                                                            $12.82
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division572

  Accumulation unit value:
    Beginning of period                                                                       $7.56
    End of period                                                                             $8.18
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM The DowSM 10 Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.17
    End of period                                                                             $9.47
  Accumulation units outstanding
  at the end of period                                                                         269

JNL/MCM The S&P(R) 10 Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.40
    End of period                                                                             $9.83
  Accumulation units outstanding
  at the end of period                                                                         273

JNL/MCM Global 15 Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.58
    End of period                                                                            $11.62
  Accumulation units outstanding
  at the end of period                                                                         237

JNL/MCM 25 Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.22
    End of period                                                                            $11.81
  Accumulation units outstanding
  at the end of period                                                                         223

JNL/MCM Select Small-Cap Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.84
    End of period                                                                            $18.17
  Accumulation units outstanding
  at the end of period                                                                         153






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/MCM Technology Sector Division572

  Accumulation unit value:
    Beginning of period                                                                       $5.29
    End of period                                                                             $5.65
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Healthcare Sector Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.91
    End of period                                                                            $10.63
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Financial Sector Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.71
    End of period                                                                            $11.96
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Oil & Gas Sector Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.42
    End of period                                                                            $17.16
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Consumer Brands Sector Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.91
    End of period                                                                            $10.74
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Communications Sector Division572

  Accumulation unit value:
    Beginning of period                                                                       $4.09
    End of period                                                                             $4.49
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Putnam Midcap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $6.65
    End of period                                                                             $7.47
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/FMR Balanced Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.32
    End of period                                                                            $10.05
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/T. Rowe Price Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.69
    End of period                                                                            $13.04
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM S&P 500 Index Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.68
    End of period                                                                            $10.42
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM S&P 400 MidCap Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.49
    End of period                                                                            $12.75
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Small Cap Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.54
    End of period                                                                            $13.07
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/MCM International Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.87
    End of period                                                                            $13.49
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Bond Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.69
    End of period                                                                            $11.02
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Oppenheimer Global Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.95
    End of period                                                                            $11.21
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Oppenheimer Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.06
    End of period                                                                             $8.12
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/AIM Large Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.47
    End of period                                                                            $11.08
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/AIM Small Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.22
    End of period                                                                            $11.82
  Accumulation units outstanding
  at the end of period                                                                        1,299






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.88
    End of period                                                                            $16.33
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Nasdaq 15 Division690

  Accumulation unit value:
    Beginning of period                                                                       $9.85
    End of period                                                                            $10.83
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Value Line 25 Division680

  Accumulation unit value:
    Beginning of period                                                                       $9.76
    End of period                                                                            $11.42
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM VIP Division686

  Accumulation unit value:
    Beginning of period                                                                       $9.76
    End of period                                                                            $11.07
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM JNL 5 Division686

  Accumulation unit value:
    Beginning of period                                                                       $9.72
    End of period                                                                            $10.90
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

Fifth Third Quality Growth VIP Division585

  Accumulation unit value:
    Beginning of period                                                                       $6.77
    End of period                                                                             $7.12
  Accumulation units outstanding
  at the end of period                                                                        7,664

Fifth Third Balanced VIP Division585

  Accumulation unit value:
    Beginning of period                                                                      $11.37
    End of period                                                                            $12.05
  Accumulation units outstanding
  at the end of period                                                                         511

Fifth Third Mid Cap VIP Division585

  Accumulation unit value:
    Beginning of period                                                                      $13.71
    End of period                                                                            $14.93
  Accumulation units outstanding
  at the end of period                                                                        1,703

Fifth Third Disciplined Value VIP Division654

  Accumulation unit value:
    Beginning of period                                                                      $13.90
    End of period                                                                            $14.91
  Accumulation units outstanding
  at the end of period                                                                        3,164


ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.75% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH.

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Select Large Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $24.14
    End of period                                                                            $25.25
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/FMR Capital Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $18.04
    End of period                                                                            $20.31
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Global Growth Division679

  Accumulation unit value:
    Beginning of period                                                                      $20.21
    End of period                                                                            $22.44
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Alger Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $16.13
    End of period                                                                            $16.91
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Eagle Core Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.77
    End of period                                                                            $16.76
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Eagle SmallCap Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $16.99
    End of period                                                                            $19.01
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Balanced Division572

  Accumulation unit value:
    Beginning of period                                                                      $20.69
    End of period                                                                            $22.26
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Putnam Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $17.81
    End of period                                                                            $19.62
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/PPM America High Yield Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.98
    End of period                                                                            $15.51
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Money Market Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.87
    End of period                                                                            $11.81
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Putnam Value Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $17.93
    End of period                                                                            $19.17
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Salomon Brothers Strategic Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $16.92
    End of period                                                                            $18.01
  Accumulation units outstanding
  at the end of period                                                                         127

JNL/Salomon Brothers U.S. Government & Quality Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.53
    End of period                                                                            $15.07
  Accumulation units outstanding
  at the end of period                                                                         298

JNL/T. Rowe Price Established Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $23.21
    End of period                                                                            $24.93
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/JPMorgan International Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.66
    End of period                                                                            $13.04
  Accumulation units outstanding
  at the end of period                                                                         233

JNL/T. Rowe Price Mid-Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $28.92
    End of period                                                                            $32.37
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Alliance Capital Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.23
    End of period                                                                             $9.70
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/JPMorgan International Value Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.98
    End of period                                                                            $10.23
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/PIMCO Total Return Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $13.18
    End of period                                                                            $13.64
  Accumulation units outstanding
  at the end of period                                                                         494

JNL/Lazard Small Cap Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $12.84
    End of period                                                                            $14.29
  Accumulation units outstanding
  at the end of period                                                                         174

JNL/Lazard Mid Cap Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.59
    End of period                                                                            $16.84
  Accumulation units outstanding
  at the end of period                                                                         238

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                                      $12.42
    End of period                                                                            $12.77
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division572

  Accumulation unit value:
    Beginning of period                                                                       $7.54
    End of period                                                                             $8.16
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM The DowSM 10 Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.15
    End of period                                                                             $9.45
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM The S&P(R) 10 Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.38
    End of period                                                                             $9.80
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Global 15 Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.56
    End of period                                                                            $11.59
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM 25 Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.20
    End of period                                                                            $11.78
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Select Small-Cap Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.80
    End of period                                                                            $18.12
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/MCM Technology Sector Division572

  Accumulation unit value:
    Beginning of period                                                                       $5.27
    End of period                                                                             $5.63
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Healthcare Sector Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.88
    End of period                                                                            $10.60
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Financial Sector Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.69
    End of period                                                                            $11.93
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Oil & Gas Sector Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.38
    End of period                                                                            $17.11
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Consumer Brands Sector Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.89
    End of period                                                                            $10.71
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Communications Sector Division572

  Accumulation unit value:
    Beginning of period                                                                       $4.08
    End of period                                                                             $4.48
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Putnam Midcap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $6.50
    End of period                                                                             $7.30
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/FMR Balanced Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.30
    End of period                                                                            $10.03
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/T. Rowe Price Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.67
    End of period                                                                            $13.01
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM S&P 500 Index Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.67
    End of period                                                                            $10.40
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM S&P 400 MidCap Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.47
    End of period                                                                            $12.73
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Small Cap Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.52
    End of period                                                                            $13.05
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/MCM International Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.85
    End of period                                                                            $13.46
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Bond Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.67
    End of period                                                                            $11.00
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Oppenheimer Global Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.93
    End of period                                                                            $11.19
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Oppenheimer Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.05
    End of period                                                                             $8.09
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/AIM Large Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.46
    End of period                                                                            $11.06
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/AIM Small Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.21
    End of period                                                                            $11.80
  Accumulation units outstanding
  at the end of period                                                                         212






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.87
    End of period                                                                            $16.32
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Nasdaq 15 Division679

  Accumulation unit value:
    Beginning of period                                                                       $9.84
    End of period                                                                            $10.82
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Value Line 25 Division697

  Accumulation unit value:
    Beginning of period                                                                      $10.31
    End of period                                                                            $11.42
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM VIP Division696

  Accumulation unit value:
    Beginning of period                                                                      $10.14
    End of period                                                                            $11.07
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM JNL 5 Division691

  Accumulation unit value:
    Beginning of period                                                                       $9.73
    End of period                                                                            $10.90
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

Fifth Third Quality Growth VIP Division681

  Accumulation unit value:
    Beginning of period                                                                       $6.49
    End of period                                                                             $7.10
  Accumulation units outstanding
  at the end of period                                                                        1,303

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

Fifth Third Mid Cap VIP Division681

  Accumulation unit value:
    Beginning of period                                                                      $13.29
    End of period                                                                            $14.91
  Accumulation units outstanding
  at the end of period                                                                         268

Fifth Third Disciplined Value VIP Division681

  Accumulation unit value:
    Beginning of period                                                                      $14.00
    End of period                                                                            $14.90
  Accumulation units outstanding
  at the end of period                                                                         605

ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.76% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
PREMIUM CREDIT 4%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Select Large Cap Growth Division694

  Accumulation unit value:
    Beginning of period                                                                      $23.34
    End of period                                                                            $25.22
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/FMR Capital Growth Division631

  Accumulation unit value:
    Beginning of period                                                                      $16.93
    End of period                                                                            $20.29
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Eagle Core Equity Division694

  Accumulation unit value:
    Beginning of period                                                                      $15.45
    End of period                                                                            $16.68
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Eagle SmallCap Equity Division682

  Accumulation unit value:
    Beginning of period                                                                      $16.34
    End of period                                                                            $19.00
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Balanced Division618

  Accumulation unit value:
    Beginning of period                                                                      $20.64
    End of period                                                                            $22.24
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/PPM America High Yield Bond Division618

  Accumulation unit value:
    Beginning of period                                                                      $15.09
    End of period                                                                            $15.50
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Money Market Division704

  Accumulation unit value:
    Beginning of period                                                                      $11.82
    End of period                                                                            $11.82
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Salomon Brothers Strategic Bond Division618

  Accumulation unit value:
    Beginning of period                                                                      $17.10
    End of period                                                                            $17.99
  Accumulation units outstanding
  at the end of period                                                                        1,015

JNL/Salomon Brothers U.S. Government & Quality Bond Division618

  Accumulation unit value:
    Beginning of period                                                                      $14.66
    End of period                                                                            $15.05
  Accumulation units outstanding
  at the end of period                                                                        1,771

JNL/T. Rowe Price Established Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/JPMorgan International Equity Division635

  Accumulation unit value:
    Beginning of period                                                                      $10.89
    End of period                                                                            $13.02
  Accumulation units outstanding
  at the end of period                                                                        1,460

JNL/T. Rowe Price Mid-Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/JPMorgan International Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/PIMCO Total Return Bond Division618

  Accumulation unit value:
    Beginning of period                                                                      $13.26
    End of period                                                                            $13.63
  Accumulation units outstanding
  at the end of period                                                                        4,213

JNL/Lazard Small Cap Value Division635

  Accumulation unit value:
    Beginning of period                                                                      $11.94
    End of period                                                                            $14.28
  Accumulation units outstanding
  at the end of period                                                                         995

JNL/Lazard Mid Cap Value Division635

  Accumulation unit value:
    Beginning of period                                                                      $13.94
    End of period                                                                            $16.82
  Accumulation units outstanding
  at the end of period                                                                        1,541

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                                      $12.42
    End of period                                                                            $12.77
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM The DowSM 10 Division618

  Accumulation unit value:
    Beginning of period                                                                       $8.77
    End of period                                                                             $9.44
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM The S&P(R) 10 Division618

  Accumulation unit value:
    Beginning of period                                                                       $8.39
    End of period                                                                             $9.80
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Global 15 Division618

  Accumulation unit value:
    Beginning of period                                                                       $9.50
    End of period                                                                            $11.58
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM 25 Division618

  Accumulation unit value:
    Beginning of period                                                                      $10.43
    End of period                                                                            $11.77
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Select Small-Cap Division618

  Accumulation unit value:
    Beginning of period                                                                      $15.62
    End of period                                                                            $18.11
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Healthcare Sector Division682

  Accumulation unit value:
    Beginning of period                                                                       $9.78
    End of period                                                                            $10.59
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Oil & Gas Sector Division663

  Accumulation unit value:
    Beginning of period                                                                      $15.70
    End of period                                                                            $17.10
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/T. Rowe Price Value Division694

  Accumulation unit value:
    Beginning of period                                                                      $11.95
    End of period                                                                            $13.00
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM S&P 500 Index Division618

  Accumulation unit value:
    Beginning of period                                                                       $9.57
    End of period                                                                            $10.40
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM S&P 400 MidCap Index Division618

  Accumulation unit value:
    Beginning of period                                                                      $11.28
    End of period                                                                            $12.73
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Small Cap Index Division618

  Accumulation unit value:
    Beginning of period                                                                      $11.28
    End of period                                                                            $13.04
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/MCM International Index Division618

  Accumulation unit value:
    Beginning of period                                                                      $11.76
    End of period                                                                            $13.45
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Bond Index Division618

  Accumulation unit value:
    Beginning of period                                                                      $10.76
    End of period                                                                            $11.00
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Oppenheimer Global Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/AIM Small Cap Growth Division635

  Accumulation unit value:
    Beginning of period                                                                       $9.73
    End of period                                                                            $11.79
  Accumulation units outstanding
  at the end of period                                                                        1,209






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Value Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Nasdaq 15 Division734

  Accumulation unit value:
    Beginning of period                                                                      $10.87
    End of period                                                                            $10.82
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Value Line 25 Division693

  Accumulation unit value:
    Beginning of period                                                                      $10.08
    End of period                                                                            $11.42
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM VIP Division693

  Accumulation unit value:
    Beginning of period                                                                      $10.09
    End of period                                                                            $11.07
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

Fifth Third Quality Growth VIP Division635

  Accumulation unit value:
    Beginning of period                                                                       $6.18
    End of period                                                                             $7.10
  Accumulation units outstanding
  at the end of period                                                                        8,570

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

Fifth Third Mid Cap VIP Division635

  Accumulation unit value:
    Beginning of period                                                                      $12.47
    End of period                                                                            $14.91
  Accumulation units outstanding
  at the end of period                                                                        1,729

Fifth Third Disciplined Value VIP Division635

  Accumulation unit value:
    Beginning of period                                                                      $13.32
    End of period                                                                            $14.89
  Accumulation units outstanding
  at the end of period                                                                        4,051


ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.80% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT
20% ADDITIONAL FREE WITHDRAWAL AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Select Large Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $24.03
    End of period                                                                            $25.13
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/FMR Capital Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $17.96
    End of period                                                                            $20.21
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Global Growth Division648

  Accumulation unit value:
    Beginning of period                                                                      $19.18
    End of period                                                                            $22.33
  Accumulation units outstanding
  at the end of period                                                                         101

JNL/Alger Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $16.05
    End of period                                                                            $16.82
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Eagle Core Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.65
    End of period                                                                            $16.63
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Eagle SmallCap Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $16.92
    End of period                                                                            $18.93
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Balanced Division572

  Accumulation unit value:
    Beginning of period                                                                      $20.60
    End of period                                                                            $22.16
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Putnam Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $17.64
    End of period                                                                            $19.43
  Accumulation units outstanding
  at the end of period                                                                         116

JNL/PPM America High Yield Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.92
    End of period                                                                            $15.44
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Money Market Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.84
    End of period                                                                            $11.77
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Putnam Value Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $17.85
    End of period                                                                            $19.08
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Salomon Brothers Strategic Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $16.85
    End of period                                                                            $17.92
  Accumulation units outstanding
  at the end of period                                                                         504

JNL/Salomon Brothers U.S. Government & Quality Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.47
    End of period                                                                            $14.99
  Accumulation units outstanding
  at the end of period                                                                         232

JNL/T. Rowe Price Established Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $23.11
    End of period                                                                            $24.81
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/JPMorgan International Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.61
    End of period                                                                            $12.97
  Accumulation units outstanding
  at the end of period                                                                         313

JNL/T. Rowe Price Mid-Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $28.79
    End of period                                                                            $32.21
  Accumulation units outstanding
  at the end of period                                                                         240






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Alliance Capital Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.21
    End of period                                                                             $9.66
  Accumulation units outstanding
  at the end of period                                                                         230

JNL/JPMorgan International Value Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.94
    End of period                                                                            $10.18
  Accumulation units outstanding
  at the end of period                                                                         223

JNL/PIMCO Total Return Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $13.14
    End of period                                                                            $13.59
  Accumulation units outstanding
  at the end of period                                                                        1,969

JNL/Lazard Small Cap Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $12.80
    End of period                                                                            $14.24
  Accumulation units outstanding
  at the end of period                                                                         920

JNL/Lazard Mid Cap Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.54
    End of period                                                                            $16.78
  Accumulation units outstanding
  at the end of period                                                                         394

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                                      $12.38
    End of period                                                                            $12.73
  Accumulation units outstanding
  at the end of period                                                                         805






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division572

  Accumulation unit value:
    Beginning of period                                                                       $7.52
    End of period                                                                             $8.14
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM The DowSM 10 Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.13
    End of period                                                                             $9.42
  Accumulation units outstanding
  at the end of period                                                                        5,872

JNL/MCM The S&P(R) 10 Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.36
    End of period                                                                             $9.77
  Accumulation units outstanding
  at the end of period                                                                        5,967

JNL/MCM Global 15 Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.53
    End of period                                                                            $11.56
  Accumulation units outstanding
  at the end of period                                                                        2,371

JNL/MCM 25 Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.17
    End of period                                                                            $11.75
  Accumulation units outstanding
  at the end of period                                                                        2,153

JNL/MCM Select Small-Cap Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.77
    End of period                                                                            $18.07
  Accumulation units outstanding
  at the end of period                                                                        1,428






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/MCM Technology Sector Division572

  Accumulation unit value:
    Beginning of period                                                                       $5.26
    End of period                                                                             $5.62
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Healthcare Sector Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.85
    End of period                                                                            $10.57
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Financial Sector Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.66
    End of period                                                                            $11.89
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Oil & Gas Sector Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.35
    End of period                                                                            $17.07
  Accumulation units outstanding
  at the end of period                                                                         244

JNL/MCM Consumer Brands Sector Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.86
    End of period                                                                            $10.68
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Communications Sector Division572

  Accumulation unit value:
    Beginning of period                                                                       $4.07
    End of period                                                                             $4.47
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Putnam Midcap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $6.62
    End of period                                                                             $7.44
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/FMR Balanced Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.28
    End of period                                                                            $10.01
  Accumulation units outstanding
  at the end of period                                                                        6,121

JNL/T. Rowe Price Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.64
    End of period                                                                            $12.97
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM S&P 500 Index Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.66
    End of period                                                                            $10.39
  Accumulation units outstanding
  at the end of period                                                                         660

JNL/MCM S&P 400 MidCap Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.46
    End of period                                                                            $12.71
  Accumulation units outstanding
  at the end of period                                                                         560

JNL/MCM Small Cap Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.51
    End of period                                                                            $13.03
  Accumulation units outstanding
  at the end of period                                                                         561






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/MCM International Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.84
    End of period                                                                            $13.44
  Accumulation units outstanding
  at the end of period                                                                         543

JNL/MCM Bond Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.66
    End of period                                                                            $10.98
  Accumulation units outstanding
  at the end of period                                                                         598

JNL/Oppenheimer Global Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.92
    End of period                                                                            $11.17
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Oppenheimer Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.04
    End of period                                                                             $8.09
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/AIM Large Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.45
    End of period                                                                            $11.04
  Accumulation units outstanding
  at the end of period                                                                         981

JNL/AIM Small Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.19
    End of period                                                                            $11.78
  Accumulation units outstanding
  at the end of period                                                                        1,119






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.86
    End of period                                                                            $16.30
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Nasdaq 15 Division683

  Accumulation unit value:
    Beginning of period                                                                       $9.81
    End of period                                                                            $10.82
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Value Line 25 Division683

  Accumulation unit value:
    Beginning of period                                                                       $9.52
    End of period                                                                            $11.42
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM VIP Division683

  Accumulation unit value:
    Beginning of period                                                                       $9.75
    End of period                                                                            $11.07
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM JNL 5 Division683

  Accumulation unit value:
    Beginning of period                                                                       $9.71
    End of period                                                                            $10.90
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

Fifth Third Quality Growth VIP Division679

  Accumulation unit value:
    Beginning of period                                                                       $6.49
    End of period                                                                             $7.09
  Accumulation units outstanding
  at the end of period                                                                        1,654

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

Fifth Third Mid Cap VIP Division640

  Accumulation unit value:
    Beginning of period                                                                      $12.41
    End of period                                                                            $14.89
  Accumulation units outstanding
  at the end of period                                                                         960

Fifth Third Disciplined Value VIP Division640

  Accumulation unit value:
    Beginning of period                                                                      $13.30
    End of period                                                                            $14.88
  Accumulation units outstanding
  at the end of period                                                                        1,346

ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.81% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
PREMIUM CREDIT 4%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Select Large Cap Growth Division595

  Accumulation unit value:
    Beginning of period                                                                      $24.73
    End of period                                                                            $25.10
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/FMR Capital Growth Division603

  Accumulation unit value:
    Beginning of period                                                                      $17.99
    End of period                                                                            $20.19
  Accumulation units outstanding
  at the end of period                                                                        2,393

JNL/Select Global Growth Division597

  Accumulation unit value:
    Beginning of period                                                                      $20.30
    End of period                                                                            $22.31
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Alger Growth Division585

  Accumulation unit value:
    Beginning of period                                                                      $15.85
    End of period                                                                            $16.80
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Eagle Core Equity Division573

  Accumulation unit value:
    Beginning of period                                                                      $15.51
    End of period                                                                            $16.61
  Accumulation units outstanding
  at the end of period                                                                         232

JNL/Eagle SmallCap Equity Division573

  Accumulation unit value:
    Beginning of period                                                                      $16.71
    End of period                                                                            $18.92
  Accumulation units outstanding
  at the end of period                                                                         265

JNL/Select Balanced Division581

  Accumulation unit value:
    Beginning of period                                                                      $20.10
    End of period                                                                            $22.14
  Accumulation units outstanding
  at the end of period                                                                        3,430

JNL/Putnam Equity Division592

  Accumulation unit value:
    Beginning of period                                                                      $17.60
    End of period                                                                            $19.41
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/PPM America High Yield Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.90
    End of period                                                                            $15.43
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Money Market Division583

  Accumulation unit value:
    Beginning of period                                                                      $11.82
    End of period                                                                            $11.76
  Accumulation units outstanding
  at the end of period                                                                        1,281






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Putnam Value Equity Division573

  Accumulation unit value:
    Beginning of period                                                                      $17.69
    End of period                                                                            $19.06
  Accumulation units outstanding
  at the end of period                                                                         204

JNL/Salomon Brothers Strategic Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $16.83
    End of period                                                                            $17.91
  Accumulation units outstanding
  at the end of period                                                                       12,068

JNL/Salomon Brothers U.S. Government & Quality Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.46
    End of period                                                                            $14.98
  Accumulation units outstanding
  at the end of period                                                                        9,353

JNL/T. Rowe Price Established Growth Division573

  Accumulation unit value:
    Beginning of period                                                                      $22.84
    End of period                                                                            $24.79
  Accumulation units outstanding
  at the end of period                                                                        1,161

JNL/JPMorgan International Equity Division573

  Accumulation unit value:
    Beginning of period                                                                      $11.39
    End of period                                                                            $12.96
  Accumulation units outstanding
  at the end of period                                                                        3,250

JNL/T. Rowe Price Mid-Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $28.76
    End of period                                                                            $32.18
  Accumulation units outstanding
  at the end of period                                                                        1,640






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Alliance Capital Growth Division581

  Accumulation unit value:
    Beginning of period                                                                       $8.94
    End of period                                                                             $9.66
  Accumulation units outstanding
  at the end of period                                                                         165

JNL/JPMorgan International Value Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.93
    End of period                                                                            $10.18
  Accumulation units outstanding
  at the end of period                                                                         272

JNL/PIMCO Total Return Bond Division573

  Accumulation unit value:
    Beginning of period                                                                      $13.10
    End of period                                                                            $13.58
  Accumulation units outstanding
  at the end of period                                                                       28,324

JNL/Lazard Small Cap Value Division584

  Accumulation unit value:
    Beginning of period                                                                      $12.21
    End of period                                                                            $14.23
  Accumulation units outstanding
  at the end of period                                                                        3,608

JNL/Lazard Mid Cap Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.53
    End of period                                                                            $16.77
  Accumulation units outstanding
  at the end of period                                                                        7,595

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                                      $12.38
    End of period                                                                            $12.72
  Accumulation units outstanding
  at the end of period                                                                         231






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division586

  Accumulation unit value:
    Beginning of period                                                                       $7.45
    End of period                                                                             $8.13
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM The DowSM 10 Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.13
    End of period                                                                             $9.42
  Accumulation units outstanding
  at the end of period                                                                        4,134

JNL/MCM The S&P(R) 10 Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.36
    End of period                                                                             $9.77
  Accumulation units outstanding
  at the end of period                                                                        3,305

JNL/MCM Global 15 Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.53
    End of period                                                                            $11.55
  Accumulation units outstanding
  at the end of period                                                                        6,772

JNL/MCM 25 Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.17
    End of period                                                                            $11.74
  Accumulation units outstanding
  at the end of period                                                                       16,359

JNL/MCM Select Small-Cap Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.76
    End of period                                                                            $18.06
  Accumulation units outstanding
  at the end of period                                                                        4,287






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/MCM Technology Sector Division585

  Accumulation unit value:
    Beginning of period                                                                       $5.25
    End of period                                                                             $5.61
  Accumulation units outstanding
  at the end of period                                                                         407

JNL/MCM Healthcare Sector Division586

  Accumulation unit value:
    Beginning of period                                                                      $10.49
    End of period                                                                            $10.57
  Accumulation units outstanding
  at the end of period                                                                        2,608

JNL/MCM Financial Sector Division603

  Accumulation unit value:
    Beginning of period                                                                      $10.76
    End of period                                                                            $11.89
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Oil & Gas Sector Division586

  Accumulation unit value:
    Beginning of period                                                                      $14.18
    End of period                                                                            $17.06
  Accumulation units outstanding
  at the end of period                                                                        7,079

JNL/MCM Consumer Brands Sector Division586

  Accumulation unit value:
    Beginning of period                                                                       $9.74
    End of period                                                                            $10.67
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Communications Sector Division591

  Accumulation unit value:
    Beginning of period                                                                       $3.93
    End of period                                                                             $4.46
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Putnam Midcap Growth Division590

  Accumulation unit value:
    Beginning of period                                                                       $6.66
    End of period                                                                             $7.43
  Accumulation units outstanding
  at the end of period                                                                         193

JNL/FMR Balanced Division589

  Accumulation unit value:
    Beginning of period                                                                       $9.27
    End of period                                                                            $10.00
  Accumulation units outstanding
  at the end of period                                                                         716

JNL/T. Rowe Price Value Division573

  Accumulation unit value:
    Beginning of period                                                                      $11.54
    End of period                                                                            $12.97
  Accumulation units outstanding
  at the end of period                                                                        1,805

JNL/MCM S&P 500 Index Division573

  Accumulation unit value:
    Beginning of period                                                                       $9.59
    End of period                                                                            $10.39
  Accumulation units outstanding
  at the end of period                                                                       21,756

JNL/MCM S&P 400 MidCap Index Division573

  Accumulation unit value:
    Beginning of period                                                                      $11.32
    End of period                                                                            $12.71
  Accumulation units outstanding
  at the end of period                                                                        8,504

JNL/MCM Small Cap Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.51
    End of period                                                                            $13.02
  Accumulation units outstanding
  at the end of period                                                                        8,063






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/MCM International Index Division573

  Accumulation unit value:
    Beginning of period                                                                      $11.63
    End of period                                                                            $13.44
  Accumulation units outstanding
  at the end of period                                                                        5,337

JNL/MCM Bond Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.66
    End of period                                                                            $10.98
  Accumulation units outstanding
  at the end of period                                                                        7,222

JNL/Oppenheimer Global Growth Division573

  Accumulation unit value:
    Beginning of period                                                                       $9.76
    End of period                                                                            $11.17
  Accumulation units outstanding
  at the end of period                                                                        7,149

JNL/Oppenheimer Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.04
    End of period                                                                             $8.08
  Accumulation units outstanding
  at the end of period                                                                       10,438

JNL/AIM Large Cap Growth Division585

  Accumulation unit value:
    Beginning of period                                                                      $10.23
    End of period                                                                            $11.04
  Accumulation units outstanding
  at the end of period                                                                         144

JNL/AIM Small Cap Growth Division585

  Accumulation unit value:
    Beginning of period                                                                      $10.84
    End of period                                                                            $11.77
  Accumulation units outstanding
  at the end of period                                                                        2,958






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Value Division581

  Accumulation unit value:
    Beginning of period                                                                      $14.35
    End of period                                                                            $16.29
  Accumulation units outstanding
  at the end of period                                                                         186

JNL/MCM Nasdaq 15 Division691

  Accumulation unit value:
    Beginning of period                                                                       $9.85
    End of period                                                                            $10.82
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Value Line 25 Division682

  Accumulation unit value:
    Beginning of period                                                                       $9.62
    End of period                                                                            $11.42
  Accumulation units outstanding
  at the end of period                                                                         236

JNL/MCM VIP Division695

  Accumulation unit value:
    Beginning of period                                                                      $10.11
    End of period                                                                            $11.07
  Accumulation units outstanding
  at the end of period                                                                         241

JNL/MCM JNL 5 Division679

  Accumulation unit value:
    Beginning of period                                                                       $9.87
    End of period                                                                            $10.90
  Accumulation units outstanding
  at the end of period                                                                        7,779






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

Fifth Third Quality Growth VIP Division585

  Accumulation unit value:
    Beginning of period                                                                       $6.74
    End of period                                                                             $7.09
  Accumulation units outstanding
  at the end of period                                                                       14,177

Fifth Third Balanced VIP Division598

  Accumulation unit value:
    Beginning of period                                                                      $11.47
    End of period                                                                            $12.02
  Accumulation units outstanding
  at the end of period                                                                         428

Fifth Third Mid Cap VIP Division592

  Accumulation unit value:
    Beginning of period                                                                      $13.94
    End of period                                                                            $14.89
  Accumulation units outstanding
  at the end of period                                                                        4,987

Fifth Third Disciplined Value VIP Division585

  Accumulation unit value:
    Beginning of period                                                                      $13.44
    End of period                                                                            $14.87
  Accumulation units outstanding
  at the end of period                                                                       13,339


ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.85% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
20% ADDITIONAL FREE WITHDRAWAL AND FIVE YEAR WITHDRAWAL CHARGE PERIOD
GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND HIGHEST ANNIVERSARY VALUE DEATH
  BENEFIT
20% ADDITIONAL FREE WITHDRAWAL AND EARNINGSMAX
GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH.

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Select Large Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $23.92
    End of period                                                                            $25.01
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/FMR Capital Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $17.88
    End of period                                                                            $20.12
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Global Growth Division593

  Accumulation unit value:
    Beginning of period                                                                      $20.23
    End of period                                                                            $22.22
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Alger Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.98
    End of period                                                                            $16.74
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Eagle Core Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.59
    End of period                                                                            $16.56
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Eagle SmallCap Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $16.86
    End of period                                                                            $18.86
  Accumulation units outstanding
  at the end of period                                                                         73

JNL/Select Balanced Division572

  Accumulation unit value:
    Beginning of period                                                                      $20.51
    End of period                                                                            $22.05
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Putnam Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $17.57
    End of period                                                                            $19.34
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/PPM America High Yield Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.85
    End of period                                                                            $15.37
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Money Market Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.77
    End of period                                                                            $11.70
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Putnam Value Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $17.77
    End of period                                                                            $18.99
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Salomon Brothers Strategic Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $16.77
    End of period                                                                            $17.84
  Accumulation units outstanding
  at the end of period                                                                        4,967

JNL/Salomon Brothers U.S. Government & Quality Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.40
    End of period                                                                            $14.92
  Accumulation units outstanding
  at the end of period                                                                        9,742

JNL/T. Rowe Price Established Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $23.00
    End of period                                                                            $24.69
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/JPMorgan International Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.56
    End of period                                                                            $12.91
  Accumulation units outstanding
  at the end of period                                                                        6,110

JNL/T. Rowe Price Mid-Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $28.66
    End of period                                                                            $32.06
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Alliance Capital Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.18
    End of period                                                                             $9.63
  Accumulation units outstanding
  at the end of period                                                                        2,392

JNL/JPMorgan International Value Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.91
    End of period                                                                            $10.15
  Accumulation units outstanding
  at the end of period                                                                         134

JNL/PIMCO Total Return Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $13.10
    End of period                                                                            $13.54
  Accumulation units outstanding
  at the end of period                                                                       19,933

JNL/Lazard Small Cap Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $12.76
    End of period                                                                            $14.19
  Accumulation units outstanding
  at the end of period                                                                        5,310

JNL/Lazard Mid Cap Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.50
    End of period                                                                            $16.72
  Accumulation units outstanding
  at the end of period                                                                        5,448

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                                      $12.34
    End of period                                                                            $12.69
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division572

  Accumulation unit value:
    Beginning of period                                                                       $7.50
    End of period                                                                             $8.12
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM The DowSM 10 Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.11
    End of period                                                                             $9.40
  Accumulation units outstanding
  at the end of period                                                                       11,146

JNL/MCM The S&P(R) 10 Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.34
    End of period                                                                             $9.75
  Accumulation units outstanding
  at the end of period                                                                       11,492

JNL/MCM Global 15 Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.51
    End of period                                                                            $11.53
  Accumulation units outstanding
  at the end of period                                                                        9,936

JNL/MCM 25 Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.15
    End of period                                                                            $11.72
  Accumulation units outstanding
  at the end of period                                                                        9,338

JNL/MCM Select Small-Cap Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.73
    End of period                                                                            $18.02
  Accumulation units outstanding
  at the end of period                                                                        6,249






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/MCM Technology Sector Division572

  Accumulation unit value:
    Beginning of period                                                                       $5.25
    End of period                                                                             $5.60
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Healthcare Sector Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.83
    End of period                                                                            $10.54
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Financial Sector Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.63
    End of period                                                                            $11.86
  Accumulation units outstanding
  at the end of period                                                                         117

JNL/MCM Oil & Gas Sector Division608

  Accumulation unit value:
    Beginning of period                                                                      $14.58
    End of period                                                                            $17.02
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Consumer Brands Sector Division594

  Accumulation unit value:
    Beginning of period                                                                       $9.94
    End of period                                                                            $10.66
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Communications Sector Division608

  Accumulation unit value:
    Beginning of period                                                                       $3.95
    End of period                                                                             $4.45
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Putnam Midcap Growth Division589

  Accumulation unit value:
    Beginning of period                                                                       $6.64
    End of period                                                                             $7.42
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/FMR Balanced Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.26
    End of period                                                                             $9.98
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/T. Rowe Price Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.62
    End of period                                                                            $12.94
  Accumulation units outstanding
  at the end of period                                                                         126

JNL/MCM S&P 500 Index Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.65
    End of period                                                                            $10.37
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM S&P 400 MidCap Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.44
    End of period                                                                            $12.69
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Small Cap Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.50
    End of period                                                                            $13.01
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/MCM International Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.82
    End of period                                                                            $13.42
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Bond Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.65
    End of period                                                                            $10.97
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Oppenheimer Global Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.90
    End of period                                                                            $11.15
  Accumulation units outstanding
  at the end of period                                                                        1,071

JNL/Oppenheimer Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.03
    End of period                                                                             $8.07
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/AIM Large Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.43
    End of period                                                                            $11.03
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/AIM Small Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.18
    End of period                                                                            $11.76
  Accumulation units outstanding
  at the end of period                                                                        5,214






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.84
    End of period                                                                            $16.28
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Nasdaq 15 Division714

  Accumulation unit value:
    Beginning of period                                                                      $10.55
    End of period                                                                            $10.82
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Value Line 25 Division690

  Accumulation unit value:
    Beginning of period                                                                       $9.53
    End of period                                                                            $11.42
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM VIP Division702

  Accumulation unit value:
    Beginning of period                                                                      $10.38
    End of period                                                                            $11.07
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM JNL 5 Division690

  Accumulation unit value:
    Beginning of period                                                                       $9.62
    End of period                                                                            $10.90
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

Fifth Third Quality Growth VIP Division575

  Accumulation unit value:
    Beginning of period                                                                       $6.65
    End of period                                                                             $7.08
  Accumulation units outstanding
  at the end of period                                                                       34,034

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

Fifth Third Mid Cap VIP Division575

  Accumulation unit value:
    Beginning of period                                                                      $13.45
    End of period                                                                            $14.87
  Accumulation units outstanding
  at the end of period                                                                        6,972

Fifth Third Disciplined Value VIP Division575

  Accumulation unit value:
    Beginning of period                                                                      $13.24
    End of period                                                                            $14.86
  Accumulation units outstanding
  at the end of period                                                                       16,271

ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.90% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
20% ADDITIONAL FREE WITHDRAWAL AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT
EARNINGSMAX AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT
HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND NEW GUARANTEED MINIMUM WITHDRAWAL
  BENEFIT

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Select Large Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $23.82
    End of period                                                                            $24.89
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/FMR Capital Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $17.80
    End of period                                                                            $20.02
  Accumulation units outstanding
  at the end of period                                                                         179

JNL/Select Global Growth Division603

  Accumulation unit value:
    Beginning of period                                                                      $20.03
    End of period                                                                            $22.12
  Accumulation units outstanding
  at the end of period                                                                         161

JNL/Alger Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.92
    End of period                                                                            $16.67
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Eagle Core Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.53
    End of period                                                                            $16.49
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Eagle SmallCap Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $16.79
    End of period                                                                            $18.78
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Balanced Division572

  Accumulation unit value:
    Beginning of period                                                                      $20.42
    End of period                                                                            $21.95
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Putnam Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $17.49
    End of period                                                                            $19.24
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/PPM America High Yield Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.78
    End of period                                                                            $15.30
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Money Market Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.71
    End of period                                                                            $11.64
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Putnam Value Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $17.69
    End of period                                                                            $18.89
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Salomon Brothers Strategic Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $16.70
    End of period                                                                            $17.75
  Accumulation units outstanding
  at the end of period                                                                        2,935

JNL/Salomon Brothers U.S. Government & Quality Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.34
    End of period                                                                            $14.85
  Accumulation units outstanding
  at the end of period                                                                        5,537

JNL/T. Rowe Price Established Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $22.90
    End of period                                                                            $24.58
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/JPMorgan International Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.51
    End of period                                                                            $12.85
  Accumulation units outstanding
  at the end of period                                                                        2,082

JNL/T. Rowe Price Mid-Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $28.53
    End of period                                                                            $31.90
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Alliance Capital Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.15
    End of period                                                                             $9.60
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/JPMorgan International Value Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.88
    End of period                                                                            $10.11
  Accumulation units outstanding
  at the end of period                                                                         351

JNL/PIMCO Total Return Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $13.06
    End of period                                                                            $13.50
  Accumulation units outstanding
  at the end of period                                                                       12,613

JNL/Lazard Small Cap Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $12.72
    End of period                                                                            $14.14
  Accumulation units outstanding
  at the end of period                                                                        1,428

JNL/Lazard Mid Cap Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.45
    End of period                                                                            $16.66
  Accumulation units outstanding
  at the end of period                                                                        1,852

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                                      $12.30
    End of period                                                                            $12.64
  Accumulation units outstanding
  at the end of period                                                                         280






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division572

  Accumulation unit value:
    Beginning of period                                                                       $7.49
    End of period                                                                             $8.09
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM The DowSM 10 Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.09
    End of period                                                                             $9.37
  Accumulation units outstanding
  at the end of period                                                                        2,653

JNL/MCM The S&P(R) 10 Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.32
    End of period                                                                             $9.72
  Accumulation units outstanding
  at the end of period                                                                        2,831

JNL/MCM Global 15 Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.49
    End of period                                                                            $11.50
  Accumulation units outstanding
  at the end of period                                                                        2,687

JNL/MCM 25 Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.13
    End of period                                                                            $11.69
  Accumulation units outstanding
  at the end of period                                                                        2,231

JNL/MCM Select Small-Cap Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.69
    End of period                                                                            $17.97
  Accumulation units outstanding
  at the end of period                                                                        1,444






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/MCM Technology Sector Division572

  Accumulation unit value:
    Beginning of period                                                                       $5.24
    End of period                                                                             $5.59
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Healthcare Sector Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.80
    End of period                                                                            $10.51
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Financial Sector Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.61
    End of period                                                                            $11.83
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Oil & Gas Sector Division590

  Accumulation unit value:
    Beginning of period                                                                      $14.05
    End of period                                                                            $16.97
  Accumulation units outstanding
  at the end of period                                                                         211

JNL/MCM Consumer Brands Sector Division590

  Accumulation unit value:
    Beginning of period                                                                       $9.74
    End of period                                                                            $10.62
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Communications Sector Division598

  Accumulation unit value:
    Beginning of period                                                                       $3.91
    End of period                                                                             $4.44
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Putnam Midcap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $6.60
    End of period                                                                             $7.40
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/FMR Balanced Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.24
    End of period                                                                             $9.96
  Accumulation units outstanding
  at the end of period                                                                         358

JNL/T. Rowe Price Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.60
    End of period                                                                            $12.92
  Accumulation units outstanding
  at the end of period                                                                         36

JNL/MCM S&P 500 Index Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.64
    End of period                                                                            $10.36
  Accumulation units outstanding
  at the end of period                                                                        1,712

JNL/MCM S&P 400 MidCap Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.43
    End of period                                                                            $12.67
  Accumulation units outstanding
  at the end of period                                                                        1,399

JNL/MCM Small Cap Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.48
    End of period                                                                            $12.99
  Accumulation units outstanding
  at the end of period                                                                        1,365






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/MCM International Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.81
    End of period                                                                            $13.40
  Accumulation units outstanding
  at the end of period                                                                        1,323

JNL/MCM Bond Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.64
    End of period                                                                            $10.95
  Accumulation units outstanding
  at the end of period                                                                        1,856

JNL/Oppenheimer Global Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.89
    End of period                                                                            $11.13
  Accumulation units outstanding
  at the end of period                                                                         18

JNL/Oppenheimer Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.02
    End of period                                                                             $8.06
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/AIM Large Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.42
    End of period                                                                            $11.01
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/AIM Small Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.16
    End of period                                                                            $11.74
  Accumulation units outstanding
  at the end of period                                                                        1,732






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.83
    End of period                                                                            $16.26
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Nasdaq 15 Division678

  Accumulation unit value:
    Beginning of period                                                                      $10.03
    End of period                                                                            $10.82
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Value Line 25 Division678

  Accumulation unit value:
    Beginning of period                                                                       $9.91
    End of period                                                                            $11.42
  Accumulation units outstanding
  at the end of period                                                                         312

JNL/MCM VIP Division683

  Accumulation unit value:
    Beginning of period                                                                       $9.74
    End of period                                                                            $11.07
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM JNL 5 Division683

  Accumulation unit value:
    Beginning of period                                                                       $9.70
    End of period                                                                            $10.90
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

Fifth Third Quality Growth VIP Division583

  Accumulation unit value:
    Beginning of period                                                                       $6.64
    End of period                                                                             $7.06
  Accumulation units outstanding
  at the end of period                                                                       10,719

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

Fifth Third Mid Cap VIP Division583

  Accumulation unit value:
    Beginning of period                                                                      $13.43
    End of period                                                                            $14.85
  Accumulation units outstanding
  at the end of period                                                                        2,032

Fifth Third Disciplined Value VIP Division583

  Accumulation unit value:
    Beginning of period                                                                      $13.32
    End of period                                                                            $14.84
  Accumulation units outstanding
  at the end of period                                                                        5,002


ACCUMULATION UNIT VALUES
CONTRACT - M&E 1.95% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND THREE YEAR WITHDRAWAL CHARGE PERIOD
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Select Large Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $23.75
    End of period                                                                            $24.80
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/FMR Capital Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $17.72
    End of period                                                                            $19.92
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Global Growth Division724

  Accumulation unit value:
    Beginning of period                                                                      $21.71
    End of period                                                                            $22.01
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Alger Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.85
    End of period                                                                            $16.59
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Eagle Core Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.47
    End of period                                                                            $16.42
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Eagle SmallCap Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $16.73
    End of period                                                                            $18.70
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Balanced Division572

  Accumulation unit value:
    Beginning of period                                                                      $20.32
    End of period                                                                            $21.84
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Putnam Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $17.41
    End of period                                                                            $19.15
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/PPM America High Yield Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.72
    End of period                                                                            $15.22
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Money Market Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.68
    End of period                                                                            $11.60
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Putnam Value Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $17.61
    End of period                                                                            $18.80
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Salomon Brothers Strategic Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $16.62
    End of period                                                                            $17.67
  Accumulation units outstanding
  at the end of period                                                                         580

JNL/Salomon Brothers U.S. Government & Quality Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.28
    End of period                                                                            $14.78
  Accumulation units outstanding
  at the end of period                                                                        1,019

JNL/T. Rowe Price Established Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $22.80
    End of period                                                                            $24.46
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/JPMorgan International Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.46
    End of period                                                                            $12.79
  Accumulation units outstanding
  at the end of period                                                                         353

JNL/T. Rowe Price Mid-Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $28.39
    End of period                                                                            $31.73
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Alliance Capital Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.12
    End of period                                                                             $9.56
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/JPMorgan International Value Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.85
    End of period                                                                            $10.08
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/PIMCO Total Return Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $13.03
    End of period                                                                            $13.45
  Accumulation units outstanding
  at the end of period                                                                        1,868

JNL/Lazard Small Cap Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $12.68
    End of period                                                                            $14.09
  Accumulation units outstanding
  at the end of period                                                                         235

JNL/Lazard Mid Cap Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.40
    End of period                                                                            $16.60
  Accumulation units outstanding
  at the end of period                                                                         405

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                                      $12.26
    End of period                                                                            $12.60
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division572

  Accumulation unit value:
    Beginning of period                                                                       $7.47
    End of period                                                                             $8.07
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM The DowSM 10 Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.06
    End of period                                                                             $9.34
  Accumulation units outstanding
  at the end of period                                                                        4,451

JNL/MCM The S&P(R) 10 Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.30
    End of period                                                                             $9.69
  Accumulation units outstanding
  at the end of period                                                                        4,259

JNL/MCM Global 15 Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.46
    End of period                                                                            $11.46
  Accumulation units outstanding
  at the end of period                                                                        3,552

JNL/MCM 25 Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.10
    End of period                                                                            $11.65
  Accumulation units outstanding
  at the end of period                                                                        3,532

JNL/MCM Select Small-Cap Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.65
    End of period                                                                            $17.92
  Accumulation units outstanding
  at the end of period                                                                        2,359






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/MCM Technology Sector Division572

  Accumulation unit value:
    Beginning of period                                                                       $5.22
    End of period                                                                             $5.57
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Healthcare Sector Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.77
    End of period                                                                            $10.49
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Financial Sector Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.58
    End of period                                                                            $11.80
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Oil & Gas Sector Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.24
    End of period                                                                            $16.93
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Consumer Brands Sector Division609

  Accumulation unit value:
    Beginning of period                                                                       $9.69
    End of period                                                                            $10.59
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Communications Sector Division609

  Accumulation unit value:
    Beginning of period                                                                       $3.96
    End of period                                                                             $4.43
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Putnam Midcap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $6.58
    End of period                                                                             $7.39
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/FMR Balanced Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.23
    End of period                                                                             $9.94
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/T. Rowe Price Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.57
    End of period                                                                            $12.88
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM S&P 500 Index Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.62
    End of period                                                                            $10.34
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM S&P 400 MidCap Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.42
    End of period                                                                            $12.66
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Small Cap Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.47
    End of period                                                                            $12.97
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/MCM International Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.80
    End of period                                                                            $13.38
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Bond Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.62
    End of period                                                                            $10.93
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Oppenheimer Global Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.87
    End of period                                                                            $11.11
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Oppenheimer Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.00
    End of period                                                                             $8.04
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/AIM Large Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.41
    End of period                                                                            $10.99
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/AIM Small Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.15
    End of period                                                                            $11.72
  Accumulation units outstanding
  at the end of period                                                                         282






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.82
    End of period                                                                            $16.24
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Nasdaq 15 Division709

  Accumulation unit value:
    Beginning of period                                                                      $10.47
    End of period                                                                            $10.82
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Value Line 25 Division689

  Accumulation unit value:
    Beginning of period                                                                       $9.56
    End of period                                                                            $11.42
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM VIP Division710

  Accumulation unit value:
    Beginning of period                                                                      $10.53
    End of period                                                                            $11.07
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM JNL 5 Division697

  Accumulation unit value:
    Beginning of period                                                                       $9.98
    End of period                                                                            $10.90
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

Fifth Third Quality Growth VIP Division605

  Accumulation unit value:
    Beginning of period                                                                       $6.96
    End of period                                                                             $7.05
  Accumulation units outstanding
  at the end of period                                                                        2,128

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

Fifth Third Mid Cap VIP Division605

  Accumulation unit value:
    Beginning of period                                                                      $14.08
    End of period                                                                            $14.84
  Accumulation units outstanding
  at the end of period                                                                         444

Fifth Third Disciplined Value VIP Division605

  Accumulation unit value:
    Beginning of period                                                                      $13.96
    End of period                                                                            $14.82
  Accumulation units outstanding
  at the end of period                                                                        1,007


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.01% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM CREDIT 4%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Select Large Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $23.58
    End of period                                                                            $24.62
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/FMR Capital Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $17.63
    End of period                                                                            $19.81
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Alger Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.77
    End of period                                                                            $16.50
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Eagle Core Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.40
    End of period                                                                            $16.34
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Eagle SmallCap Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $16.65
    End of period                                                                            $18.61
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Balanced Division572

  Accumulation unit value:
    Beginning of period                                                                      $20.21
    End of period                                                                            $21.71
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Putnam Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $17.31
    End of period                                                                            $19.04
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/PPM America High Yield Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.64
    End of period                                                                            $15.14
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Money Market Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.62
    End of period                                                                            $11.54
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Putnam Value Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $17.52
    End of period                                                                            $18.69
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Salomon Brothers Strategic Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $16.53
    End of period                                                                            $17.57
  Accumulation units outstanding
  at the end of period                                                                         482

JNL/Salomon Brothers U.S. Government & Quality Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.20
    End of period                                                                            $14.69
  Accumulation units outstanding
  at the end of period                                                                         829

JNL/T. Rowe Price Established Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $22.68
    End of period                                                                            $24.32
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/JPMorgan International Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.39
    End of period                                                                            $12.71
  Accumulation units outstanding
  at the end of period                                                                        1,733

JNL/T. Rowe Price Mid-Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $28.25
    End of period                                                                            $31.57
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Alliance Capital Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.09
    End of period                                                                             $9.52
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/JPMorgan International Value Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.82
    End of period                                                                            $10.04
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/PIMCO Total Return Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $12.97
    End of period                                                                            $13.40
  Accumulation units outstanding
  at the end of period                                                                        3,375

JNL/Lazard Small Cap Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $12.64
    End of period                                                                            $14.04
  Accumulation units outstanding
  at the end of period                                                                        1,141

JNL/Lazard Mid Cap Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.36
    End of period                                                                            $16.54
  Accumulation units outstanding
  at the end of period                                                                        1,663

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                                      $12.21
    End of period                                                                            $12.55
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division572

  Accumulation unit value:
    Beginning of period                                                                       $7.44
    End of period                                                                             $8.04
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM The DowSM 10 Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.04
    End of period                                                                             $9.31
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM The S&P(R) 10 Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.28
    End of period                                                                             $9.66
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Global 15 Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.44
    End of period                                                                            $11.43
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM 25 Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.07
    End of period                                                                            $11.62
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Select Small-Cap Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.61
    End of period                                                                            $17.87
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/MCM Technology Sector Division572

  Accumulation unit value:
    Beginning of period                                                                       $5.21
    End of period                                                                             $5.55
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Healthcare Sector Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.74
    End of period                                                                            $10.45
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Financial Sector Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.55
    End of period                                                                            $11.75
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Oil & Gas Sector Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.20
    End of period                                                                            $16.87
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Consumer Brands Sector Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.76
    End of period                                                                            $10.56
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Communications Sector Division572

  Accumulation unit value:
    Beginning of period                                                                       $4.03
    End of period                                                                             $4.42
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Putnam Midcap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $6.57
    End of period                                                                             $7.37
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/FMR Balanced Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.20
    End of period                                                                             $9.91
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/T. Rowe Price Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.55
    End of period                                                                            $12.85
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM S&P 500 Index Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.61
    End of period                                                                            $10.32
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM S&P 400 MidCap Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.40
    End of period                                                                            $12.63
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Small Cap Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.46
    End of period                                                                            $12.95
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/MCM International Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.78
    End of period                                                                            $13.36
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Bond Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.61
    End of period                                                                            $10.92
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Oppenheimer Global Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.85
    End of period                                                                            $11.09
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Oppenheimer Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $7.99
    End of period                                                                             $8.02
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/AIM Large Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.39
    End of period                                                                            $10.97
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/AIM Small Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.13
    End of period                                                                            $11.70
  Accumulation units outstanding
  at the end of period                                                                        1,398






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.81
    End of period                                                                            $16.22
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Value Line 25 Division698

  Accumulation unit value:
    Beginning of period                                                                      $10.46
    End of period                                                                            $11.41
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM VIP Division719

  Accumulation unit value:
    Beginning of period                                                                      $10.78
    End of period                                                                            $11.06
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM JNL 5 Division697

  Accumulation unit value:
    Beginning of period                                                                       $9.98
    End of period                                                                            $10.89
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

Fifth Third Quality Growth VIP Division653

  Accumulation unit value:
    Beginning of period                                                                       $6.28
    End of period                                                                             $7.03
  Accumulation units outstanding
  at the end of period                                                                        9,524

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

Fifth Third Mid Cap VIP Division653

  Accumulation unit value:
    Beginning of period                                                                      $13.08
    End of period                                                                            $14.81
  Accumulation units outstanding
  at the end of period                                                                        1,828

Fifth Third Disciplined Value VIP Division653

  Accumulation unit value:
    Beginning of period                                                                      $13.68
    End of period                                                                            $14.80
  Accumulation units outstanding
  at the end of period                                                                        4,391

ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.05% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND THREE YEAR WITHDRAWAL CHARGE PERIOD
5% ROLL-UP DEATH BENEFIT AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT
  RELAUNCH.

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Select Large Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $23.50
    End of period                                                                            $24.53
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/FMR Capital Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $17.56
    End of period                                                                            $19.73
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Global Growth Division644

  Accumulation unit value:
    Beginning of period                                                                      $18.49
    End of period                                                                            $21.80
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Alger Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.71
    End of period                                                                            $16.44
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Eagle Core Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.35
    End of period                                                                            $16.29
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Eagle SmallCap Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $16.60
    End of period                                                                            $18.55
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Balanced Division572

  Accumulation unit value:
    Beginning of period                                                                      $20.14
    End of period                                                                            $21.63
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Putnam Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $17.25
    End of period                                                                            $18.97
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/PPM America High Yield Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.59
    End of period                                                                            $15.08
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Money Market Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.57
    End of period                                                                            $11.49
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Putnam Value Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $17.45
    End of period                                                                            $18.62
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Salomon Brothers Strategic Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $16.47
    End of period                                                                            $17.50
  Accumulation units outstanding
  at the end of period                                                                         769

JNL/Salomon Brothers U.S. Government & Quality Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.15
    End of period                                                                            $14.64
  Accumulation units outstanding
  at the end of period                                                                        1,570

JNL/T. Rowe Price Established Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $22.60
    End of period                                                                            $24.22
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/JPMorgan International Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.35
    End of period                                                                            $12.66
  Accumulation units outstanding
  at the end of period                                                                         826

JNL/T. Rowe Price Mid-Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $28.15
    End of period                                                                            $31.44
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Alliance Capital Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.06
    End of period                                                                             $9.50
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/JPMorgan International Value Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.80
    End of period                                                                            $10.01
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/PIMCO Total Return Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $12.94
    End of period                                                                            $13.36
  Accumulation units outstanding
  at the end of period                                                                        2,435

JNL/Lazard Small Cap Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $12.61
    End of period                                                                            $14.00
  Accumulation units outstanding
  at the end of period                                                                         725

JNL/Lazard Mid Cap Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.32
    End of period                                                                            $16.49
  Accumulation units outstanding
  at the end of period                                                                         860

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                                      $12.18
    End of period                                                                            $12.51
  Accumulation units outstanding
  at the end of period                                                                         189






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division572

  Accumulation unit value:
    Beginning of period                                                                       $7.42
    End of period                                                                             $8.02
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM The DowSM 10 Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.02
    End of period                                                                             $9.29
  Accumulation units outstanding
  at the end of period                                                                         342

JNL/MCM The S&P(R) 10 Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.26
    End of period                                                                             $9.64
  Accumulation units outstanding
  at the end of period                                                                         334

JNL/MCM Global 15 Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.43
    End of period                                                                            $11.41
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM 25 Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.05
    End of period                                                                            $11.59
  Accumulation units outstanding
  at the end of period                                                                         343

JNL/MCM Select Small-Cap Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.60
    End of period                                                                            $17.85
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/MCM Technology Sector Division572

  Accumulation unit value:
    Beginning of period                                                                       $5.20
    End of period                                                                             $5.54
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Healthcare Sector Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.72
    End of period                                                                            $10.43
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Financial Sector Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.53
    End of period                                                                            $11.73
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Oil & Gas Sector Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.17
    End of period                                                                            $16.83
  Accumulation units outstanding
  at the end of period                                                                        1,227

JNL/MCM Consumer Brands Sector Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.74
    End of period                                                                            $10.53
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Communications Sector Division572

  Accumulation unit value:
    Beginning of period                                                                       $4.02
    End of period                                                                             $4.41
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Putnam Midcap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $6.56
    End of period                                                                             $7.35
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/FMR Balanced Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.19
    End of period                                                                             $9.89
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/T. Rowe Price Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.53
    End of period                                                                            $12.82
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM S&P 500 Index Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.60
    End of period                                                                            $10.31
  Accumulation units outstanding
  at the end of period                                                                        5,738

JNL/MCM S&P 400 MidCap Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.39
    End of period                                                                            $12.62
  Accumulation units outstanding
  at the end of period                                                                        2,169

JNL/MCM Small Cap Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.44
    End of period                                                                            $12.93
  Accumulation units outstanding
  at the end of period                                                                        1,307






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/MCM International Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.79
    End of period                                                                            $13.37
  Accumulation units outstanding
  at the end of period                                                                        1,312

JNL/MCM Bond Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.60
    End of period                                                                            $10.90
  Accumulation units outstanding
  at the end of period                                                                        3,795

JNL/Oppenheimer Global Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.84
    End of period                                                                            $11.07
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Oppenheimer Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $7.98
    End of period                                                                             $8.01
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/AIM Large Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.38
    End of period                                                                            $10.96
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/AIM Small Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.12
    End of period                                                                            $11.69
  Accumulation units outstanding
  at the end of period                                                                         668






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.80
    End of period                                                                            $16.21
  Accumulation units outstanding
  at the end of period                                                                         394

JNL/MCM Nasdaq 15 Division692

  Accumulation unit value:
    Beginning of period                                                                      $10.12
    End of period                                                                            $10.82
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Value Line 25 Division685

  Accumulation unit value:
    Beginning of period                                                                       $9.62
    End of period                                                                            $11.41
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM VIP Division684

  Accumulation unit value:
    Beginning of period                                                                       $9.77
    End of period                                                                            $11.06
  Accumulation units outstanding
  at the end of period                                                                        1,015

JNL/MCM JNL 5 Division684

  Accumulation unit value:
    Beginning of period                                                                       $9.76
    End of period                                                                            $10.89
  Accumulation units outstanding
  at the end of period                                                                        1,016






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

Fifth Third Quality Growth VIP Division606

  Accumulation unit value:
    Beginning of period                                                                       $6.93
    End of period                                                                             $7.02
  Accumulation units outstanding
  at the end of period                                                                        4,794

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

Fifth Third Mid Cap VIP Division606

  Accumulation unit value:
    Beginning of period                                                                      $14.02
    End of period                                                                            $14.80
  Accumulation units outstanding
  at the end of period                                                                         952

Fifth Third Disciplined Value VIP Division606

  Accumulation unit value:
    Beginning of period                                                                      $13.89
    End of period                                                                            $14.79
  Accumulation units outstanding
  at the end of period                                                                        2,258


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.06% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM CREDIT 4%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Select Large Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $23.48
    End of period                                                                            $24.50
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/FMR Capital Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $17.55
    End of period                                                                            $19.71
  Accumulation units outstanding
  at the end of period                                                                         777

JNL/Select Global Growth Division657

  Accumulation unit value:
    Beginning of period                                                                      $19.05
    End of period                                                                            $21.78
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Alger Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.70
    End of period                                                                            $16.42
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Eagle Core Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.34
    End of period                                                                            $16.27
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Eagle SmallCap Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $16.59
    End of period                                                                            $18.53
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Balanced Division572

  Accumulation unit value:
    Beginning of period                                                                      $20.12
    End of period                                                                            $21.61
  Accumulation units outstanding
  at the end of period                                                                        5,609

JNL/Putnam Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $17.24
    End of period                                                                            $18.95
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/PPM America High Yield Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.57
    End of period                                                                            $15.07
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Money Market Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.56
    End of period                                                                            $11.48
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Putnam Value Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $17.44
    End of period                                                                            $18.61
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Salomon Brothers Strategic Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $16.46
    End of period                                                                            $17.48
  Accumulation units outstanding
  at the end of period                                                                        2,403

JNL/Salomon Brothers U.S. Government & Quality Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.14
    End of period                                                                            $14.62
  Accumulation units outstanding
  at the end of period                                                                        4,589

JNL/T. Rowe Price Established Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $22.57
    End of period                                                                            $24.20
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/JPMorgan International Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.34
    End of period                                                                            $12.65
  Accumulation units outstanding
  at the end of period                                                                        2,275

JNL/T. Rowe Price Mid-Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $28.12
    End of period                                                                            $31.41
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Alliance Capital Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.06
    End of period                                                                             $9.49
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/JPMorgan International Value Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.79
    End of period                                                                            $10.00
  Accumulation units outstanding
  at the end of period                                                                         173

JNL/PIMCO Total Return Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $12.93
    End of period                                                                            $13.35
  Accumulation units outstanding
  at the end of period                                                                       15,752

JNL/Lazard Small Cap Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $12.60
    End of period                                                                            $13.99
  Accumulation units outstanding
  at the end of period                                                                        1,606

JNL/Lazard Mid Cap Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.31
    End of period                                                                            $16.48
  Accumulation units outstanding
  at the end of period                                                                        2,204

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                                      $12.17
    End of period                                                                            $12.51
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division572

  Accumulation unit value:
    Beginning of period                                                                       $7.43
    End of period                                                                             $8.02
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM The DowSM 10 Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.02
    End of period                                                                             $9.29
  Accumulation units outstanding
  at the end of period                                                                        9,340

JNL/MCM The S&P(R) 10 Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.26
    End of period                                                                             $9.64
  Accumulation units outstanding
  at the end of period                                                                        9,958

JNL/MCM Global 15 Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.41
    End of period                                                                            $11.40
  Accumulation units outstanding
  at the end of period                                                                        8,737

JNL/MCM 25 Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.05
    End of period                                                                            $11.58
  Accumulation units outstanding
  at the end of period                                                                        8,185

JNL/MCM Select Small-Cap Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.57
    End of period                                                                            $17.82
  Accumulation units outstanding
  at the end of period                                                                        5,367






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/MCM Technology Sector Division572

  Accumulation unit value:
    Beginning of period                                                                       $5.20
    End of period                                                                             $5.54
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Healthcare Sector Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.72
    End of period                                                                            $10.42
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Financial Sector Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.53
    End of period                                                                            $11.73
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Oil & Gas Sector Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.17
    End of period                                                                            $16.82
  Accumulation units outstanding
  at the end of period                                                                         23

JNL/MCM Consumer Brands Sector Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.74
    End of period                                                                            $10.53
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Communications Sector Division572

  Accumulation unit value:
    Beginning of period                                                                       $4.02
    End of period                                                                             $4.40
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Putnam Midcap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $6.56
    End of period                                                                             $7.35
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/FMR Balanced Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.19
    End of period                                                                             $9.89
  Accumulation units outstanding
  at the end of period                                                                        2,156

JNL/T. Rowe Price Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.52
    End of period                                                                            $12.82
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM S&P 500 Index Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.60
    End of period                                                                            $10.31
  Accumulation units outstanding
  at the end of period                                                                       32,170

JNL/MCM S&P 400 MidCap Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.39
    End of period                                                                            $12.61
  Accumulation units outstanding
  at the end of period                                                                       17,597

JNL/MCM Small Cap Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.44
    End of period                                                                            $12.93
  Accumulation units outstanding
  at the end of period                                                                       15,625






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/MCM International Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.77
    End of period                                                                            $13.34
  Accumulation units outstanding
  at the end of period                                                                       12,963

JNL/MCM Bond Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.60
    End of period                                                                            $10.90
  Accumulation units outstanding
  at the end of period                                                                        7,158

JNL/Oppenheimer Global Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.84
    End of period                                                                            $11.07
  Accumulation units outstanding
  at the end of period                                                                         118

JNL/Oppenheimer Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $7.98
    End of period                                                                             $8.01
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/AIM Large Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.38
    End of period                                                                            $10.95
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/AIM Small Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.12
    End of period                                                                            $11.68
  Accumulation units outstanding
  at the end of period                                                                        1,949






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.80
    End of period                                                                            $16.20
  Accumulation units outstanding
  at the end of period                                                                         95

JNL/MCM Nasdaq 15 Division695

  Accumulation unit value:
    Beginning of period                                                                      $10.21
    End of period                                                                            $10.82
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Value Line 25 Division677

  Accumulation unit value:
    Beginning of period                                                                      $10.02
    End of period                                                                            $11.41
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM VIP Division678

  Accumulation unit value:
    Beginning of period                                                                       $9.95
    End of period                                                                            $11.06
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM JNL 5 Division678

  Accumulation unit value:
    Beginning of period                                                                       $9.92
    End of period                                                                            $10.89
  Accumulation units outstanding
  at the end of period                                                                        3,784






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

Fifth Third Quality Growth VIP Division598

  Accumulation unit value:
    Beginning of period                                                                       $6.84
    End of period                                                                             $7.02
  Accumulation units outstanding
  at the end of period                                                                       12,197

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

Fifth Third Mid Cap VIP Division598

  Accumulation unit value:
    Beginning of period                                                                      $13.83
    End of period                                                                            $14.80
  Accumulation units outstanding
  at the end of period                                                                        2,408

Fifth Third Disciplined Value VIP Division598

  Accumulation unit value:
    Beginning of period                                                                      $13.63
    End of period                                                                            $14.78
  Accumulation units outstanding
  at the end of period                                                                        5,665


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.10% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
20% ADDITIONAL FREE WITHDRAWAL AND COMBINATION 5% ROLL-UP AND HIGHEST
  ANNIVERSARY VALUE DEATH BENEFIT
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  EARNINGSMAX
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND FIVE YEAR
  WITHDRAWAL CHARGE PERIOD
5% ROLL-UP DEATH BENEFIT AND NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT
NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND THREE YEAR WITHDRAWAL CHARGE
  PERIOD

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Select Large Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $23.39
    End of period                                                                            $24.41
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/FMR Capital Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $17.48
    End of period                                                                            $19.64
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Global Growth Division710

  Accumulation unit value:
    Beginning of period                                                                      $21.08
    End of period                                                                            $21.70
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Alger Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.64
    End of period                                                                            $16.36
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Eagle Core Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.29
    End of period                                                                            $16.22
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Eagle SmallCap Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $16.54
    End of period                                                                            $18.47
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Balanced Division572

  Accumulation unit value:
    Beginning of period                                                                      $20.05
    End of period                                                                            $21.53
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Putnam Equity Division731

  Accumulation unit value:
    Beginning of period                                                                      $18.80
    End of period                                                                            $18.88
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/PPM America High Yield Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.60
    End of period                                                                            $15.10
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Money Market Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.54
    End of period                                                                            $11.46
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Putnam Value Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $17.38
    End of period                                                                            $18.54
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Salomon Brothers Strategic Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $16.40
    End of period                                                                            $17.42
  Accumulation units outstanding
  at the end of period                                                                        1,092

JNL/Salomon Brothers U.S. Government & Quality Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.08
    End of period                                                                            $14.57
  Accumulation units outstanding
  at the end of period                                                                        1,881

JNL/T. Rowe Price Established Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $22.49
    End of period                                                                            $24.11
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/JPMorgan International Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.30
    End of period                                                                            $12.60
  Accumulation units outstanding
  at the end of period                                                                         320

JNL/T. Rowe Price Mid-Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $28.02
    End of period                                                                            $31.29
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Alliance Capital Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.04
    End of period                                                                             $9.47
  Accumulation units outstanding
  at the end of period                                                                         634

JNL/JPMorgan International Value Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.77
    End of period                                                                             $9.98
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/PIMCO Total Return Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $12.91
    End of period                                                                            $13.32
  Accumulation units outstanding
  at the end of period                                                                        2,783

JNL/Lazard Small Cap Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $12.56
    End of period                                                                            $13.94
  Accumulation units outstanding
  at the end of period                                                                         218

JNL/Lazard Mid Cap Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.28
    End of period                                                                            $16.44
  Accumulation units outstanding
  at the end of period                                                                         370

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                                      $12.14
    End of period                                                                            $12.47
  Accumulation units outstanding
  at the end of period                                                                         722






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division572

  Accumulation unit value:
    Beginning of period                                                                       $7.41
    End of period                                                                             $8.00
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM The DowSM 10 Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.00
    End of period                                                                             $9.27
  Accumulation units outstanding
  at the end of period                                                                        2,239

JNL/MCM The S&P(R) 10 Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.24
    End of period                                                                             $9.62
  Accumulation units outstanding
  at the end of period                                                                        2,114

JNL/MCM Global 15 Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.39
    End of period                                                                            $11.37
  Accumulation units outstanding
  at the end of period                                                                        1,836

JNL/MCM 25 Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.03
    End of period                                                                            $11.56
  Accumulation units outstanding
  at the end of period                                                                        1,801

JNL/MCM Select Small-Cap Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.54
    End of period                                                                            $17.78
  Accumulation units outstanding
  at the end of period                                                                        1,208






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/MCM Technology Sector Division589

  Accumulation unit value:
    Beginning of period                                                                       $5.35
    End of period                                                                             $5.52
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Healthcare Sector Division589

  Accumulation unit value:
    Beginning of period                                                                      $10.48
    End of period                                                                            $10.40
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Financial Sector Division624

  Accumulation unit value:
    Beginning of period                                                                      $10.38
    End of period                                                                            $11.70
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Oil & Gas Sector Division656

  Accumulation unit value:
    Beginning of period                                                                      $15.14
    End of period                                                                            $16.79
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Consumer Brands Sector Division697

  Accumulation unit value:
    Beginning of period                                                                       $9.78
    End of period                                                                            $10.51
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Communications Sector Division603

  Accumulation unit value:
    Beginning of period                                                                       $3.92
    End of period                                                                             $4.39
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Putnam Midcap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $6.56
    End of period                                                                             $7.35
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/FMR Balanced Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.17
    End of period                                                                             $9.87
  Accumulation units outstanding
  at the end of period                                                                        2,721

JNL/T. Rowe Price Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.50
    End of period                                                                            $12.79
  Accumulation units outstanding
  at the end of period                                                                        2,132

JNL/MCM S&P 500 Index Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.59
    End of period                                                                            $10.30
  Accumulation units outstanding
  at the end of period                                                                        6,941

JNL/MCM S&P 400 MidCap Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.36
    End of period                                                                            $12.58
  Accumulation units outstanding
  at the end of period                                                                        3,463

JNL/MCM Small Cap Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.42
    End of period                                                                            $12.90
  Accumulation units outstanding
  at the end of period                                                                        2,713






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/MCM International Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.77
    End of period                                                                            $13.33
  Accumulation units outstanding
  at the end of period                                                                        2,961

JNL/MCM Bond Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.59
    End of period                                                                            $10.89
  Accumulation units outstanding
  at the end of period                                                                        3,491

JNL/Oppenheimer Global Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.82
    End of period                                                                            $11.05
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Oppenheimer Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $7.97
    End of period                                                                             $7.99
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/AIM Large Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.37
    End of period                                                                            $10.94
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/AIM Small Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.11
    End of period                                                                            $11.67
  Accumulation units outstanding
  at the end of period                                                                         260






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.79
    End of period                                                                            $16.19
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Nasdaq 15 Division715

  Accumulation unit value:
    Beginning of period                                                                      $10.46
    End of period                                                                            $10.82
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Value Line 25 Division704

  Accumulation unit value:
    Beginning of period                                                                      $10.70
    End of period                                                                            $11.41
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM VIP Division682

  Accumulation unit value:
    Beginning of period                                                                       $9.80
    End of period                                                                            $11.06
  Accumulation units outstanding
  at the end of period                                                                         602

JNL/MCM JNL 5 Division682

  Accumulation unit value:
    Beginning of period                                                                       $9.77
    End of period                                                                            $10.89
  Accumulation units outstanding
  at the end of period                                                                        1,981






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

Fifth Third Quality Growth VIP Division733

  Accumulation unit value:
    Beginning of period                                                                       $6.93
    End of period                                                                             $7.01
  Accumulation units outstanding
  at the end of period                                                                        2,021

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

Fifth Third Mid Cap VIP Division733

  Accumulation unit value:
    Beginning of period                                                                      $14.57
    End of period                                                                            $14.78
  Accumulation units outstanding
  at the end of period                                                                         412

Fifth Third Disciplined Value VIP Division733

  Accumulation unit value:
    Beginning of period                                                                      $14.63
    End of period                                                                            $14.77
  Accumulation units outstanding
  at the end of period                                                                        1,567



ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.11% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND PREMIUM CREDIT 4%
GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 4%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Select Large Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $23.37
    End of period                                                                            $24.39
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/FMR Capital Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $17.47
    End of period                                                                            $19.62
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Global Growth Division631

  Accumulation unit value:
    Beginning of period                                                                      $18.69
    End of period                                                                            $21.68
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Alger Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.63
    End of period                                                                            $16.35
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Eagle Core Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.28
    End of period                                                                            $16.21
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Eagle SmallCap Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $16.53
    End of period                                                                            $18.45
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Balanced Division572

  Accumulation unit value:
    Beginning of period                                                                      $20.03
    End of period                                                                            $21.51
  Accumulation units outstanding
  at the end of period                                                                         153

JNL/Putnam Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $17.16
    End of period                                                                            $18.86
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/PPM America High Yield Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.51
    End of period                                                                            $15.00
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Money Market Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.51
    End of period                                                                            $11.43
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Putnam Value Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $17.36
    End of period                                                                            $18.52
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Salomon Brothers Strategic Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $16.38
    End of period                                                                            $17.40
  Accumulation units outstanding
  at the end of period                                                                         272

JNL/Salomon Brothers U.S. Government & Quality Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.07
    End of period                                                                            $14.55
  Accumulation units outstanding
  at the end of period                                                                         636

JNL/T. Rowe Price Established Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $22.47
    End of period                                                                            $24.08
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/JPMorgan International Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.29
    End of period                                                                            $12.59
  Accumulation units outstanding
  at the end of period                                                                         489

JNL/T. Rowe Price Mid-Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $28.00
    End of period                                                                            $31.26
  Accumulation units outstanding
  at the end of period                                                                         783






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Alliance Capital Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.03
    End of period                                                                             $9.46
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/JPMorgan International Value Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.77
    End of period                                                                             $9.97
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/PIMCO Total Return Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $12.89
    End of period                                                                            $13.31
  Accumulation units outstanding
  at the end of period                                                                        1,249

JNL/Lazard Small Cap Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $12.56
    End of period                                                                            $13.94
  Accumulation units outstanding
  at the end of period                                                                         363

JNL/Lazard Mid Cap Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.27
    End of period                                                                            $16.43
  Accumulation units outstanding
  at the end of period                                                                         499

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                                      $12.13
    End of period                                                                            $12.46
  Accumulation units outstanding
  at the end of period                                                                         761






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division572

  Accumulation unit value:
    Beginning of period                                                                       $7.41
    End of period                                                                             $8.00
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM The DowSM 10 Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.99
    End of period                                                                             $9.26
  Accumulation units outstanding
  at the end of period                                                                         316

JNL/MCM The S&P(R) 10 Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.24
    End of period                                                                             $9.61
  Accumulation units outstanding
  at the end of period                                                                         64

JNL/MCM Global 15 Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.39
    End of period                                                                            $11.36
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM 25 Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.02
    End of period                                                                            $11.55
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Select Small-Cap Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.53
    End of period                                                                            $17.77
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/MCM Technology Sector Division572

  Accumulation unit value:
    Beginning of period                                                                       $5.18
    End of period                                                                             $5.52
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Healthcare Sector Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.69
    End of period                                                                            $10.39
  Accumulation units outstanding
  at the end of period                                                                         524

JNL/MCM Financial Sector Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.50
    End of period                                                                            $11.69
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Oil & Gas Sector Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.13
    End of period                                                                            $16.78
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Consumer Brands Sector Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.72
    End of period                                                                            $10.50
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Communications Sector Division572

  Accumulation unit value:
    Beginning of period                                                                       $4.01
    End of period                                                                             $4.39
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Putnam Midcap Growth Division597

  Accumulation unit value:
    Beginning of period                                                                       $6.61
    End of period                                                                             $7.33
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/FMR Balanced Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.17
    End of period                                                                             $9.86
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/T. Rowe Price Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.50
    End of period                                                                            $12.79
  Accumulation units outstanding
  at the end of period                                                                         74

JNL/MCM S&P 500 Index Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.59
    End of period                                                                            $10.29
  Accumulation units outstanding
  at the end of period                                                                        1,116

JNL/MCM S&P 400 MidCap Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.37
    End of period                                                                            $12.59
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Small Cap Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.43
    End of period                                                                            $12.91
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/MCM International Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.75
    End of period                                                                            $13.32
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Bond Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.59
    End of period                                                                            $10.88
  Accumulation units outstanding
  at the end of period                                                                         240

JNL/Oppenheimer Global Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.83
    End of period                                                                            $11.05
  Accumulation units outstanding
  at the end of period                                                                        3,366

JNL/Oppenheimer Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $7.96
    End of period                                                                             $7.99
  Accumulation units outstanding
  at the end of period                                                                         392

JNL/AIM Large Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.37
    End of period                                                                            $10.94
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/AIM Small Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.10
    End of period                                                                            $11.66
  Accumulation units outstanding
  at the end of period                                                                         431






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.78
    End of period                                                                            $16.18
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Value Line 25 Division692

  Accumulation unit value:
    Beginning of period                                                                      $10.01
    End of period                                                                            $11.41
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM VIP Division692

  Accumulation unit value:
    Beginning of period                                                                      $10.04
    End of period                                                                            $11.06
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM JNL 5 Division688

  Accumulation unit value:
    Beginning of period                                                                       $9.68
    End of period                                                                            $10.89
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

Fifth Third Quality Growth VIP Division587

  Accumulation unit value:
    Beginning of period                                                                       $6.87
    End of period                                                                             $7.00
  Accumulation units outstanding
  at the end of period                                                                        2,730

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

Fifth Third Mid Cap VIP Division598

  Accumulation unit value:
    Beginning of period                                                                      $13.81
    End of period                                                                            $14.78
  Accumulation units outstanding
  at the end of period                                                                         543

Fifth Third Disciplined Value VIP Division598

  Accumulation unit value:
    Beginning of period                                                                      $13.62
    End of period                                                                            $14.76
  Accumulation units outstanding
  at the end of period
                                                                                              1,255


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.15% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND
  HIGHEST ANNIVERSARY VALUE DEATH BENEFIT
EARNINGSMAX AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND HIGHEST ANNIVERSARY
  VALUE DEATH BENEFIT
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  GUARANTEED MINIMUM WITHDRAWAL BENEFIT
20% ADDITIONAL FREE WITHDRAWAL AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND
  HIGHEST ANNIVERSARY VALUE DEATH BENEFIT

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Select Large Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $23.29
    End of period                                                                            $24.29
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/FMR Capital Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $17.41
    End of period                                                                            $19.54
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Global Growth Division599

  Accumulation unit value:
    Beginning of period                                                                      $19.45
    End of period                                                                            $21.59
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Alger Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.58
    End of period                                                                            $16.29
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Eagle Core Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.23
    End of period                                                                            $16.15
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Eagle SmallCap Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $16.48
    End of period                                                                            $18.39
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Balanced Division572

  Accumulation unit value:
    Beginning of period                                                                      $19.96
    End of period                                                                            $21.42
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Putnam Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $17.10
    End of period                                                                            $18.79
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/PPM America High Yield Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.46
    End of period                                                                            $14.94
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Money Market Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.47
    End of period                                                                            $11.38
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Putnam Value Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $17.30
    End of period                                                                            $18.44
  Accumulation units outstanding
  at the end of period                                                                         96

JNL/Salomon Brothers Strategic Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $16.32
    End of period                                                                            $17.33
  Accumulation units outstanding
  at the end of period                                                                        1,719

JNL/Salomon Brothers U.S. Government & Quality Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.02
    End of period                                                                            $14.50
  Accumulation units outstanding
  at the end of period                                                                        2,869

JNL/T. Rowe Price Established Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $22.39
    End of period                                                                            $23.99
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/JPMorgan International Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.25
    End of period                                                                            $12.54
  Accumulation units outstanding
  at the end of period                                                                        3,239

JNL/T. Rowe Price Mid-Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $27.90
    End of period                                                                            $31.14
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Alliance Capital Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.01
    End of period                                                                             $9.43
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/JPMorgan International Value Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.75
    End of period                                                                             $9.94
  Accumulation units outstanding
  at the end of period                                                                         120

JNL/PIMCO Total Return Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $12.86
    End of period                                                                            $13.27
  Accumulation units outstanding
  at the end of period                                                                        9,816

JNL/Lazard Small Cap Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $12.53
    End of period                                                                            $13.90
  Accumulation units outstanding
  at the end of period                                                                        2,294

JNL/Lazard Mid Cap Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.23
    End of period                                                                            $16.38
  Accumulation units outstanding
  at the end of period                                                                        2,969

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                                      $12.10
    End of period                                                                            $12.43
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division588

  Accumulation unit value:
    Beginning of period                                                                       $7.38
    End of period                                                                             $7.98
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM The DowSM 10 Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.98
    End of period                                                                             $9.24
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM The S&P(R) 10 Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.22
    End of period                                                                             $9.59
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Global 15 Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.37
    End of period                                                                            $11.34
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM 25 Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.00
    End of period                                                                            $11.53
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Select Small-Cap Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.50
    End of period                                                                            $17.73
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/MCM Technology Sector Division582

  Accumulation unit value:
    Beginning of period                                                                       $5.11
    End of period                                                                             $5.51
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Healthcare Sector Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.67
    End of period                                                                            $10.37
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Financial Sector Division588

  Accumulation unit value:
    Beginning of period                                                                      $10.59
    End of period                                                                            $11.67
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Oil & Gas Sector Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.10
    End of period                                                                            $16.74
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Consumer Brands Sector Division599

  Accumulation unit value:
    Beginning of period                                                                       $9.72
    End of period                                                                            $10.48
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Communications Sector Division599

  Accumulation unit value:
    Beginning of period                                                                       $3.90
    End of period                                                                             $4.38
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Putnam Midcap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $6.53
    End of period                                                                             $7.32
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/FMR Balanced Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.15
    End of period                                                                             $9.84
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/T. Rowe Price Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.48
    End of period                                                                            $12.76
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM S&P 500 Index Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.58
    End of period                                                                            $10.28
  Accumulation units outstanding
  at the end of period                                                                         524

JNL/MCM S&P 400 MidCap Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.37
    End of period                                                                            $12.58
  Accumulation units outstanding
  at the end of period                                                                         444

JNL/MCM Small Cap Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.42
    End of period                                                                            $12.89
  Accumulation units outstanding
  at the end of period                                                                         444






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/MCM International Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.74
    End of period                                                                            $13.30
  Accumulation units outstanding
  at the end of period                                                                         437

JNL/MCM Bond Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.58
    End of period                                                                            $10.87
  Accumulation units outstanding
  at the end of period                                                                         475

JNL/Oppenheimer Global Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.81
    End of period                                                                            $11.03
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Oppenheimer Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $7.96
    End of period                                                                             $7.98
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/AIM Large Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.36
    End of period                                                                            $10.92
  Accumulation units outstanding
  at the end of period                                                                         137

JNL/AIM Small Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.09
    End of period                                                                            $11.65
  Accumulation units outstanding
  at the end of period                                                                        2,479






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.77
    End of period                                                                            $16.17
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Nasdaq 15 Division689

  Accumulation unit value:
    Beginning of period                                                                       $9.94
    End of period                                                                            $10.81
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Value Line 25 Division689

  Accumulation unit value:
    Beginning of period                                                                       $9.56
    End of period                                                                            $11.41
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM VIP Division695

  Accumulation unit value:
    Beginning of period                                                                      $10.10
    End of period                                                                            $11.06
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM JNL 5 Division690

  Accumulation unit value:
    Beginning of period                                                                       $9.62
    End of period                                                                            $10.89
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

Fifth Third Quality Growth VIP Division590

  Accumulation unit value:
    Beginning of period                                                                       $6.90
    End of period                                                                             $6.99
  Accumulation units outstanding
  at the end of period                                                                       17,518

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

Fifth Third Mid Cap VIP Division590

  Accumulation unit value:
    Beginning of period                                                                      $14.10
    End of period                                                                            $14.76
  Accumulation units outstanding
  at the end of period                                                                        3,357

Fifth Third Disciplined Value VIP Division590

  Accumulation unit value:
    Beginning of period                                                                      $13.58
    End of period                                                                            $14.75
  Accumulation units outstanding
  at the end of period                                                                        8,375


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.16% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 4%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Select Large Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $23.27
    End of period                                                                            $24.27
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/FMR Capital Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $17.39
    End of period                                                                            $19.53
  Accumulation units outstanding
  at the end of period                                                                         200

JNL/Select Global Growth Division585

  Accumulation unit value:
    Beginning of period                                                                      $19.07
    End of period                                                                            $21.57
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Alger Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.56
    End of period                                                                            $16.27
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Eagle Core Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.22
    End of period                                                                            $16.14
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Eagle SmallCap Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $16.47
    End of period                                                                            $18.38
  Accumulation units outstanding
  at the end of period                                                                         196

JNL/Select Balanced Division572

  Accumulation unit value:
    Beginning of period                                                                      $19.94
    End of period                                                                            $21.40
  Accumulation units outstanding
  at the end of period                                                                         162

JNL/Putnam Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $17.08
    End of period                                                                            $18.77
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/PPM America High Yield Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.44
    End of period                                                                            $14.93
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Money Market Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.46
    End of period                                                                            $11.37
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Putnam Value Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $17.28
    End of period                                                                            $18.43
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Salomon Brothers Strategic Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $16.31
    End of period                                                                            $17.31
  Accumulation units outstanding
  at the end of period                                                                        6,486

JNL/Salomon Brothers U.S. Government & Quality Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.01
    End of period                                                                            $14.48
  Accumulation units outstanding
  at the end of period                                                                       11,777

JNL/T. Rowe Price Established Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $22.37
    End of period                                                                            $23.97
  Accumulation units outstanding
  at the end of period                                                                         144

JNL/JPMorgan International Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.24
    End of period                                                                            $12.53
  Accumulation units outstanding
  at the end of period                                                                        5,221

JNL/T. Rowe Price Mid-Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $27.87
    End of period                                                                            $31.11
  Accumulation units outstanding
  at the end of period                                                                         131






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Alliance Capital Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.00
    End of period                                                                             $9.43
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/JPMorgan International Value Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.74
    End of period                                                                             $9.94
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/PIMCO Total Return Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $12.85
    End of period                                                                            $13.26
  Accumulation units outstanding
  at the end of period                                                                       25,483

JNL/Lazard Small Cap Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $12.52
    End of period                                                                            $13.89
  Accumulation units outstanding
  at the end of period                                                                        3,787

JNL/Lazard Mid Cap Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.22
    End of period                                                                            $16.37
  Accumulation units outstanding
  at the end of period                                                                        5,131

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                                      $12.09
    End of period                                                                            $12.42
  Accumulation units outstanding
  at the end of period                                                                         822






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division572

  Accumulation unit value:
    Beginning of period                                                                       $7.39
    End of period                                                                             $7.98
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM The DowSM 10 Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.97
    End of period                                                                             $9.24
  Accumulation units outstanding
  at the end of period                                                                       11,867

JNL/MCM The S&P(R) 10 Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.22
    End of period                                                                             $9.58
  Accumulation units outstanding
  at the end of period                                                                       12,047

JNL/MCM Global 15 Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.37
    End of period                                                                            $11.33
  Accumulation units outstanding
  at the end of period                                                                       10,450

JNL/MCM 25 Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.00
    End of period                                                                            $11.52
  Accumulation units outstanding
  at the end of period                                                                       10,071

JNL/MCM Select Small-Cap Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.50
    End of period                                                                            $17.72
  Accumulation units outstanding
  at the end of period                                                                        6,110






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/MCM Technology Sector Division572

  Accumulation unit value:
    Beginning of period                                                                       $5.17
    End of period                                                                             $5.51
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Healthcare Sector Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.67
    End of period                                                                            $10.36
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Financial Sector Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.48
    End of period                                                                            $11.66
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Oil & Gas Sector Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.10
    End of period                                                                            $16.73
  Accumulation units outstanding
  at the end of period                                                                         130

JNL/MCM Consumer Brands Sector Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.69
    End of period                                                                            $10.47
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Communications Sector Division572

  Accumulation unit value:
    Beginning of period                                                                       $4.00
    End of period                                                                             $4.38
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Putnam Midcap Growth Division585

  Accumulation unit value:
    Beginning of period                                                                       $6.34
    End of period                                                                             $7.31
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/FMR Balanced Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.15
    End of period                                                                             $9.84
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/T. Rowe Price Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.48
    End of period                                                                            $12.76
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM S&P 500 Index Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.58
    End of period                                                                            $10.28
  Accumulation units outstanding
  at the end of period                                                                        6,515

JNL/MCM S&P 400 MidCap Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.36
    End of period                                                                            $12.58
  Accumulation units outstanding
  at the end of period                                                                        4,494

JNL/MCM Small Cap Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.42
    End of period                                                                            $12.89
  Accumulation units outstanding
  at the end of period                                                                        4,394






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/MCM International Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.74
    End of period                                                                            $13.30
  Accumulation units outstanding
  at the end of period                                                                        4,446

JNL/MCM Bond Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.57
    End of period                                                                            $10.87
  Accumulation units outstanding
  at the end of period                                                                        5,891

JNL/Oppenheimer Global Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.81
    End of period                                                                            $11.03
  Accumulation units outstanding
  at the end of period                                                                         149

JNL/Oppenheimer Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $7.95
    End of period                                                                             $7.98
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/AIM Large Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.35
    End of period                                                                            $10.92
  Accumulation units outstanding
  at the end of period                                                                         947

JNL/AIM Small Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.09
    End of period                                                                            $11.65
  Accumulation units outstanding
  at the end of period                                                                        4,175






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.77
    End of period                                                                            $16.17
  Accumulation units outstanding
  at the end of period                                                                         299

JNL/MCM Nasdaq 15 Division691

  Accumulation unit value:
    Beginning of period                                                                       $9.85
    End of period                                                                            $10.81
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Value Line 25 Division691

  Accumulation unit value:
    Beginning of period                                                                       $9.74
    End of period                                                                            $11.41
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM VIP Division696

  Accumulation unit value:
    Beginning of period                                                                      $10.13
    End of period                                                                            $11.06
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM JNL 5 Division694

  Accumulation unit value:
    Beginning of period                                                                       $9.87
    End of period                                                                            $10.89
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

Fifth Third Quality Growth VIP Division591

  Accumulation unit value:
    Beginning of period                                                                       $6.87
    End of period                                                                             $6.99
  Accumulation units outstanding
  at the end of period                                                                       30,453

Fifth Third Balanced VIP Division627

  Accumulation unit value:
    Beginning of period                                                                      $11.26
    End of period                                                                            $11.92
  Accumulation units outstanding
  at the end of period                                                                        1,286

Fifth Third Mid Cap VIP Division591

  Accumulation unit value:
    Beginning of period                                                                      $14.06
    End of period                                                                            $14.76
  Accumulation units outstanding
  at the end of period                                                                        6,746

Fifth Third Disciplined Value VIP Division591

  Accumulation unit value:
    Beginning of period                                                                      $13.62
    End of period                                                                            $14.75
  Accumulation units outstanding
  at the end of period                                                                       14,752


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.20% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
20% ADDITIONAL FREE WITHDRAWAL AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND
  GUARANTEED MINIMUM WITHDRAWAL BENEFIT

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Select Large Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $23.19
    End of period                                                                            $24.18
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/FMR Capital Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $17.33
    End of period                                                                            $19.45
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Global Growth Division707

  Accumulation unit value:
    Beginning of period                                                                      $21.02
    End of period                                                                            $21.49
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Alger Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.51
    End of period                                                                            $16.21
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Eagle Core Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.18
    End of period                                                                            $16.09
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Eagle SmallCap Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $16.41
    End of period                                                                            $18.32
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Balanced Division572

  Accumulation unit value:
    Beginning of period                                                                      $19.87
    End of period                                                                            $21.32
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/PPM America High Yield Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.39
    End of period                                                                            $14.87
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Money Market Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.42
    End of period                                                                            $11.33
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Putnam Value Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $17.22
    End of period                                                                            $18.36
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Salomon Brothers Strategic Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $16.25
    End of period                                                                            $17.25
  Accumulation units outstanding
  at the end of period                                                                         246

JNL/Salomon Brothers U.S. Government & Quality Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $13.96
    End of period                                                                            $14.43
  Accumulation units outstanding
  at the end of period                                                                         435

JNL/T. Rowe Price Established Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $22.29
    End of period                                                                            $23.87
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/JPMorgan International Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.20
    End of period                                                                            $12.48
  Accumulation units outstanding
  at the end of period                                                                         148

JNL/T. Rowe Price Mid-Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $27.77
    End of period                                                                            $30.99
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Alliance Capital Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.98
    End of period                                                                             $9.40
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/JPMorgan International Value Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.72
    End of period                                                                             $9.91
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/PIMCO Total Return Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $12.82
    End of period                                                                            $13.22
  Accumulation units outstanding
  at the end of period                                                                        1,106

JNL/Lazard Small Cap Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $12.49
    End of period                                                                            $13.86
  Accumulation units outstanding
  at the end of period                                                                         99

JNL/Lazard Mid Cap Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.19
    End of period                                                                            $16.33
  Accumulation units outstanding
  at the end of period                                                                         112

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                                      $12.06
    End of period                                                                            $12.39
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division572

  Accumulation unit value:
    Beginning of period                                                                       $7.37
    End of period                                                                             $7.96
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM The DowSM 10 Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.95
    End of period                                                                             $9.22
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM The S&P(R) 10 Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.20
    End of period                                                                             $9.56
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Global 15 Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.35
    End of period                                                                            $11.31
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM 25 Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.98
    End of period                                                                            $11.49
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Select Small-Cap Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.46
    End of period                                                                            $17.68
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/MCM Technology Sector Division572

  Accumulation unit value:
    Beginning of period                                                                       $5.16
    End of period                                                                             $5.49
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Healthcare Sector Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.65
    End of period                                                                            $10.34
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Financial Sector Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.46
    End of period                                                                            $11.64
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Oil & Gas Sector Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.07
    End of period                                                                            $16.70
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Communications Sector Division707

  Accumulation unit value:
    Beginning of period                                                                       $4.26
    End of period                                                                             $4.37
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Putnam Midcap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $6.52
    End of period                                                                             $7.30
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/FMR Balanced Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.14
    End of period                                                                             $9.82
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/T. Rowe Price Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.46
    End of period                                                                            $12.73
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM S&P 500 Index Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.57
    End of period                                                                            $10.27
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM S&P 400 MidCap Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.35
    End of period                                                                            $12.56
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Small Cap Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.41
    End of period                                                                            $12.87
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/MCM International Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.73
    End of period                                                                            $13.28
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Bond Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.56
    End of period                                                                            $10.85
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Oppenheimer Global Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.80
    End of period                                                                            $11.01
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Oppenheimer Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $7.94
    End of period                                                                             $7.97
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/AIM Large Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.34
    End of period                                                                            $10.90
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/AIM Small Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.08
    End of period                                                                            $11.63
  Accumulation units outstanding
  at the end of period                                                                         118






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.76
    End of period                                                                            $16.15
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Nasdaq 15 Division700

  Accumulation unit value:
    Beginning of period                                                                      $10.40
    End of period                                                                            $10.81
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Value Line 25 Division683

  Accumulation unit value:
    Beginning of period                                                                       $9.51
    End of period                                                                            $11.41
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM VIP Division723

  Accumulation unit value:
    Beginning of period                                                                      $10.76
    End of period                                                                            $11.06
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM JNL 5 Division683

  Accumulation unit value:
    Beginning of period                                                                       $9.70
    End of period                                                                            $10.89
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

Fifth Third Quality Growth VIP Division640

  Accumulation unit value:
    Beginning of period                                                                       $5.97
    End of period                                                                             $6.98
  Accumulation units outstanding
  at the end of period                                                                         705

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

Fifth Third Mid Cap VIP Division640

  Accumulation unit value:
    Beginning of period                                                                      $12.31
    End of period                                                                            $14.75
  Accumulation units outstanding
  at the end of period                                                                         124

Fifth Third Disciplined Value VIP Division640

  Accumulation unit value:
    Beginning of period                                                                      $13.19
    End of period                                                                            $14.73
  Accumulation units outstanding
  at the end of period                                                                         330


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.21% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM
  CREDIT 4%
NEW GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 4%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Select Large Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $23.16
    End of period                                                                            $24.15
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/FMR Capital Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $17.31
    End of period                                                                            $19.43
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Global Growth Division636

  Accumulation unit value:
    Beginning of period                                                                      $17.64
    End of period                                                                            $21.45
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Alger Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.50
    End of period                                                                            $16.20
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Eagle Core Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.16
    End of period                                                                            $16.07
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Eagle SmallCap Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $16.40
    End of period                                                                            $18.30
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Balanced Division572

  Accumulation unit value:
    Beginning of period                                                                      $19.85
    End of period                                                                            $21.30
  Accumulation units outstanding
  at the end of period                                                                         170

JNL/Putnam Equity Division630

  Accumulation unit value:
    Beginning of period                                                                      $16.58
    End of period                                                                            $18.68
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/PPM America High Yield Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.38
    End of period                                                                            $14.86
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Money Market Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.41
    End of period                                                                            $11.32
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Putnam Value Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $17.20
    End of period                                                                            $18.34
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Salomon Brothers Strategic Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $16.24
    End of period                                                                            $17.23
  Accumulation units outstanding
  at the end of period                                                                        4,093

JNL/Salomon Brothers U.S. Government & Quality Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $13.95
    End of period                                                                            $14.41
  Accumulation units outstanding
  at the end of period                                                                        7,281

JNL/T. Rowe Price Established Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $22.27
    End of period                                                                            $23.85
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/JPMorgan International Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.19
    End of period                                                                            $12.47
  Accumulation units outstanding
  at the end of period                                                                        2,948

JNL/T. Rowe Price Mid-Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $27.75
    End of period                                                                            $30.96
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Alliance Capital Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.98
    End of period                                                                             $9.40
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/JPMorgan International Value Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.71
    End of period                                                                             $9.90
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/PIMCO Total Return Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $12.82
    End of period                                                                            $13.22
  Accumulation units outstanding
  at the end of period                                                                       19,306

JNL/Lazard Small Cap Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $12.48
    End of period                                                                            $13.85
  Accumulation units outstanding
  at the end of period                                                                        2,079

JNL/Lazard Mid Cap Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.18
    End of period                                                                            $16.31
  Accumulation units outstanding
  at the end of period                                                                        2,580

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                                      $12.05
    End of period                                                                            $12.38
  Accumulation units outstanding
  at the end of period                                                                         605






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division572

  Accumulation unit value:
    Beginning of period                                                                       $7.37
    End of period                                                                             $7.95
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM The DowSM 10 Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.95
    End of period                                                                             $9.21
  Accumulation units outstanding
  at the end of period                                                                         671

JNL/MCM The S&P(R) 10 Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.20
    End of period                                                                             $9.56
  Accumulation units outstanding
  at the end of period                                                                         554

JNL/MCM Global 15 Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.35
    End of period                                                                            $11.30
  Accumulation units outstanding
  at the end of period                                                                         465

JNL/MCM 25 Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.98
    End of period                                                                            $11.49
  Accumulation units outstanding
  at the end of period                                                                         459

JNL/MCM Select Small-Cap Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.46
    End of period                                                                            $17.67
  Accumulation units outstanding
  at the end of period                                                                         298






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/MCM Technology Sector Division572

  Accumulation unit value:
    Beginning of period                                                                       $5.16
    End of period                                                                             $5.49
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Healthcare Sector Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.64
    End of period                                                                            $10.34
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Financial Sector Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.45
    End of period                                                                            $11.63
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Oil & Gas Sector Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.06
    End of period                                                                            $16.69
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Consumer Brands Sector Division712

  Accumulation unit value:
    Beginning of period                                                                      $10.13
    End of period                                                                            $10.44
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Communications Sector Division572

  Accumulation unit value:
    Beginning of period                                                                       $3.99
    End of period                                                                             $4.37
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Putnam Midcap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $6.52
    End of period                                                                             $7.30
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/FMR Balanced Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.13
    End of period                                                                             $9.82
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/T. Rowe Price Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.45
    End of period                                                                            $12.73
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM S&P 500 Index Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.57
    End of period                                                                            $10.26
  Accumulation units outstanding
  at the end of period                                                                         747

JNL/MCM S&P 400 MidCap Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.35
    End of period                                                                            $12.56
  Accumulation units outstanding
  at the end of period                                                                         205

JNL/MCM Small Cap Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.40
    End of period                                                                            $12.87
  Accumulation units outstanding
  at the end of period                                                                         119






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/MCM International Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.73
    End of period                                                                            $13.28
  Accumulation units outstanding
  at the end of period                                                                         194

JNL/MCM Bond Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.56
    End of period                                                                            $10.85
  Accumulation units outstanding
  at the end of period                                                                         919

JNL/Oppenheimer Global Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.80
    End of period                                                                            $11.01
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Oppenheimer Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $7.95
    End of period                                                                             $7.97
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/AIM Large Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.34
    End of period                                                                            $10.90
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/AIM Small Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.08
    End of period                                                                            $11.63
  Accumulation units outstanding
  at the end of period                                                                        2,341






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.76
    End of period                                                                            $16.15
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Nasdaq 15 Division692

  Accumulation unit value:
    Beginning of period                                                                      $10.12
    End of period                                                                            $10.81
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Value Line 25 Division687

  Accumulation unit value:
    Beginning of period                                                                       $9.47
    End of period                                                                            $11.41
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM VIP Division690

  Accumulation unit value:
    Beginning of period                                                                       $9.76
    End of period                                                                            $11.06
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM JNL 5 Division690

  Accumulation unit value:
    Beginning of period                                                                       $9.62
    End of period                                                                            $10.89
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

Fifth Third Quality Growth VIP Division690

  Accumulation unit value:
    Beginning of period                                                                       $6.31
    End of period                                                                             $6.98
  Accumulation units outstanding
  at the end of period                                                                       14,734

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

Fifth Third Mid Cap VIP Division690

  Accumulation unit value:
    Beginning of period                                                                      $13.11
    End of period                                                                            $14.74
  Accumulation units outstanding
  at the end of period                                                                        2,667

Fifth Third Disciplined Value VIP Division690

  Accumulation unit value:
    Beginning of period                                                                      $13.52
    End of period                                                                            $14.73
  Accumulation units outstanding
  at the end of period                                                                        7,469

ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.245% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
20% ADDITIONAL FREE WITHDRAWAL AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND
  PREMIUM CREDIT 2%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Global Growth Division687

  Accumulation unit value:
    Beginning of period                                                                      $19.44
    End of period                                                                            $21.39
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Eagle Core Equity Division675

  Accumulation unit value:
    Beginning of period                                                                      $14.79
    End of period                                                                            $16.02
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Eagle SmallCap Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Balanced Division572

  Accumulation unit value:
    Beginning of period                                                                      $19.79
    End of period                                                                            $21.23
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/PPM America High Yield Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.33
    End of period                                                                            $14.81
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Money Market Division688

  Accumulation unit value:
    Beginning of period                                                                      $11.29
    End of period                                                                            $11.28
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Salomon Brothers Strategic Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $16.19
    End of period                                                                            $17.17
  Accumulation units outstanding
  at the end of period                                                                         38

JNL/Salomon Brothers U.S. Government & Quality Bond Division631

  Accumulation unit value:
    Beginning of period                                                                      $14.07
    End of period                                                                            $14.36
  Accumulation units outstanding
  at the end of period                                                                         89

JNL/T. Rowe Price Established Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $22.20
    End of period                                                                            $23.77
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/JPMorgan International Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/T. Rowe Price Mid-Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $27.66
    End of period                                                                            $30.86
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Alliance Capital Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.96
    End of period                                                                             $9.37
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/JPMorgan International Value Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.69
    End of period                                                                             $9.88
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/PIMCO Total Return Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $12.79
    End of period                                                                            $13.18
  Accumulation units outstanding
  at the end of period                                                                         146

JNL/Lazard Small Cap Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $12.46
    End of period                                                                            $13.81
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Lazard Mid Cap Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.15
    End of period                                                                            $16.28
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                                      $12.03
    End of period                                                                            $12.35
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division572

  Accumulation unit value:
    Beginning of period                                                                       $7.36
    End of period                                                                             $7.94
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM The DowSM 10 Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.94
    End of period                                                                             $9.19
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM The S&P(R) 10 Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.18
    End of period                                                                             $9.54
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Global 15 Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.33
    End of period                                                                            $11.28
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM 25 Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.96
    End of period                                                                            $11.47
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Select Small-Cap Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.43
    End of period                                                                            $17.64
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/MCM Technology Sector Division687

  Accumulation unit value:
    Beginning of period                                                                       $4.98
    End of period                                                                             $5.48
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Oil & Gas Sector Division634

  Accumulation unit value:
    Beginning of period                                                                      $14.47
    End of period                                                                            $16.65
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/FMR Balanced Division687

  Accumulation unit value:
    Beginning of period                                                                       $9.08
    End of period                                                                             $9.80
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/T. Rowe Price Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.44
    End of period                                                                            $12.71
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM S&P 500 Index Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.56
    End of period                                                                            $10.25
  Accumulation units outstanding
  at the end of period                                                                         534

JNL/MCM S&P 400 MidCap Index Division602

  Accumulation unit value:
    Beginning of period                                                                      $11.36
    End of period                                                                            $12.55
  Accumulation units outstanding
  at the end of period                                                                         227

JNL/MCM Small Cap Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.39
    End of period                                                                            $12.86
  Accumulation units outstanding
  at the end of period                                                                         57






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/MCM International Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.72
    End of period                                                                            $13.26
  Accumulation units outstanding
  at the end of period                                                                         55

JNL/MCM Bond Index Division602

  Accumulation unit value:
    Beginning of period                                                                      $10.50
    End of period                                                                            $10.84
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Oppenheimer Global Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.79
    End of period                                                                            $10.99
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/AIM Large Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.33
    End of period                                                                            $10.89
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/AIM Small Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.07
    End of period                                                                            $11.61
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.75
    End of period                                                                            $16.14
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM JNL 5 Division702

  Accumulation unit value:
    Beginning of period                                                                      $10.24
    End of period                                                                            $10.89
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

Fifth Third Quality Growth VIP Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

Fifth Third Mid Cap VIP Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

Fifth Third Disciplined Value VIP Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.26% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
PREMIUM CREDIT 4% AND THREE YEAR WITHDRAWAL CHARGE PERIOD
5% ROLL-UP DEATH BENEFIT AND PREMIUM CREDIT 4%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Select Large Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $23.06
    End of period                                                                            $24.04
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/FMR Capital Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $17.23
    End of period                                                                            $19.34
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Global Growth Division584

  Accumulation unit value:
    Beginning of period                                                                      $18.88
    End of period                                                                            $21.36
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Alger Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.43
    End of period                                                                            $16.12
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Eagle Core Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.11
    End of period                                                                            $16.01
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Eagle SmallCap Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $16.34
    End of period                                                                            $18.23
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Balanced Division572

  Accumulation unit value:
    Beginning of period                                                                      $19.76
    End of period                                                                            $21.20
  Accumulation units outstanding
  at the end of period                                                                         27

JNL/Putnam Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $16.93
    End of period                                                                            $18.59
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/PPM America High Yield Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.31
    End of period                                                                            $14.79
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Money Market Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.36
    End of period                                                                            $11.26
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Putnam Value Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $17.13
    End of period                                                                            $18.25
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Salomon Brothers Strategic Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $16.16
    End of period                                                                            $17.15
  Accumulation units outstanding
  at the end of period                                                                         98

JNL/Salomon Brothers U.S. Government & Quality Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $13.88
    End of period                                                                            $14.34
  Accumulation units outstanding
  at the end of period                                                                         190

JNL/T. Rowe Price Established Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $22.17
    End of period                                                                            $23.74
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/JPMorgan International Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.14
    End of period                                                                            $12.41
  Accumulation units outstanding
  at the end of period                                                                         161

JNL/T. Rowe Price Mid-Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $27.62
    End of period                                                                            $30.81
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Alliance Capital Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.95
    End of period                                                                             $9.36
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/JPMorgan International Value Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.69
    End of period                                                                             $9.87
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/PIMCO Total Return Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $12.78
    End of period                                                                            $13.17
  Accumulation units outstanding
  at the end of period                                                                         367

JNL/Lazard Small Cap Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $12.44
    End of period                                                                            $13.80
  Accumulation units outstanding
  at the end of period                                                                         193

JNL/Lazard Mid Cap Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.14
    End of period                                                                            $16.26
  Accumulation units outstanding
  at the end of period                                                                         92

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                                      $12.01
    End of period                                                                            $12.34
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division572

  Accumulation unit value:
    Beginning of period                                                                       $7.35
    End of period                                                                             $7.93
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM The DowSM 10 Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.93
    End of period                                                                             $9.19
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM The S&P(R) 10 Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.18
    End of period                                                                             $9.53
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Global 15 Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.32
    End of period                                                                            $11.27
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM 25 Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.95
    End of period                                                                            $11.46
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Select Small-Cap Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.42
    End of period                                                                            $17.62
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/MCM Technology Sector Division572

  Accumulation unit value:
    Beginning of period                                                                       $5.15
    End of period                                                                             $5.48
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Healthcare Sector Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.61
    End of period                                                                            $10.31
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Financial Sector Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.43
    End of period                                                                            $11.60
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Oil & Gas Sector Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.03
    End of period                                                                            $16.64
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Consumer Brands Sector Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.65
    End of period                                                                            $10.41
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Communications Sector Division572

  Accumulation unit value:
    Beginning of period                                                                       $3.98
    End of period                                                                             $4.35
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Putnam Midcap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $6.50
    End of period                                                                             $7.28
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/FMR Balanced Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.11
    End of period                                                                             $9.79
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/T. Rowe Price Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.43
    End of period                                                                            $12.70
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM S&P 500 Index Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.56
    End of period                                                                            $10.25
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM S&P 400 MidCap Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.34
    End of period                                                                            $12.54
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Small Cap Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.39
    End of period                                                                            $12.85
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/MCM International Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.71
    End of period                                                                            $13.26
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Bond Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.55
    End of period                                                                            $10.83
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Oppenheimer Global Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.78
    End of period                                                                            $10.99
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Oppenheimer Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $7.93
    End of period                                                                             $7.95
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/AIM Large Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.33
    End of period                                                                            $10.88
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/AIM Small Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.06
    End of period                                                                            $11.61
  Accumulation units outstanding
  at the end of period                                                                         133






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.76
    End of period                                                                            $16.15
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Nasdaq 15 Division717

  Accumulation unit value:
    Beginning of period                                                                      $10.77
    End of period                                                                            $10.81
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Value Line 25 Division688

  Accumulation unit value:
    Beginning of period                                                                       $9.57
    End of period                                                                            $11.41
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM VIP Division701

  Accumulation unit value:
    Beginning of period                                                                      $10.41
    End of period                                                                            $11.06
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM JNL 5 Division687

  Accumulation unit value:
    Beginning of period                                                                       $9.68
    End of period                                                                            $10.89
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

Fifth Third Quality Growth VIP Division630

  Accumulation unit value:
    Beginning of period                                                                       $6.41
    End of period                                                                             $6.96
  Accumulation units outstanding
  at the end of period                                                                         483

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

Fifth Third Mid Cap VIP Division630

  Accumulation unit value:
    Beginning of period                                                                      $13.08
    End of period                                                                            $14.72
  Accumulation units outstanding
  at the end of period                                                                         354

Fifth Third Disciplined Value VIP Division630

  Accumulation unit value:
    Beginning of period                                                                      $13.62
    End of period                                                                            $14.71
  Accumulation units outstanding
  at the end of period                                                                         400


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.295% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
20% ADDITIONAL FREE WITHDRAWAL AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND
  PREMIUM CREDIT 2%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Select Large Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $22.99
    End of period                                                                            $23.95
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Eagle Core Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.07
    End of period                                                                            $15.96
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Eagle SmallCap Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $16.30
    End of period                                                                            $18.17
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Balanced Division572

  Accumulation unit value:
    Beginning of period                                                                      $19.70
    End of period                                                                            $21.13
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/PPM America High Yield Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.27
    End of period                                                                            $14.74
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Money Market Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.32
    End of period                                                                            $11.22
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Salomon Brothers Strategic Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $16.11
    End of period                                                                            $17.09
  Accumulation units outstanding
  at the end of period                                                                         256

JNL/Salomon Brothers U.S. Government & Quality Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $13.84
    End of period                                                                            $14.30
  Accumulation units outstanding
  at the end of period                                                                         450

JNL/T. Rowe Price Established Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $22.10
    End of period                                                                            $23.66
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/JPMorgan International Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.10
    End of period                                                                            $12.36
  Accumulation units outstanding
  at the end of period                                                                         158

JNL/T. Rowe Price Mid-Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $27.54
    End of period                                                                            $30.71
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Alliance Capital Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.93
    End of period                                                                             $9.34
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/JPMorgan International Value Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.67
    End of period                                                                             $9.84
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/PIMCO Total Return Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $12.75
    End of period                                                                            $13.14
  Accumulation units outstanding
  at the end of period                                                                         816

JNL/Lazard Small Cap Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $12.42
    End of period                                                                            $13.77
  Accumulation units outstanding
  at the end of period                                                                         107

JNL/Lazard Mid Cap Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.11
    End of period                                                                            $16.22
  Accumulation units outstanding
  at the end of period                                                                         180

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                                      $11.99
    End of period                                                                            $12.31
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division619

  Accumulation unit value:
    Beginning of period                                                                       $7.24
    End of period                                                                             $7.91
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM The DowSM 10 Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.91
    End of period                                                                             $9.17
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM The S&P(R) 10 Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.18
    End of period                                                                             $9.54
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Global 15 Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.32
    End of period                                                                            $11.27
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM 25 Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.95
    End of period                                                                            $11.46
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Select Small-Cap Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.42
    End of period                                                                            $17.62
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/MCM Technology Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Healthcare Sector Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.60
    End of period                                                                            $10.29
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Financial Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Oil & Gas Sector Division642

  Accumulation unit value:
    Beginning of period                                                                      $13.99
    End of period                                                                            $16.61
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Communications Sector Division718

  Accumulation unit value:
    Beginning of period                                                                       $4.33
    End of period                                                                             $4.35
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Putnam Midcap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $6.49
    End of period                                                                             $7.27
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/FMR Balanced Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.10
    End of period                                                                             $9.78
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/T. Rowe Price Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.41
    End of period                                                                            $12.68
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM S&P 500 Index Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.55
    End of period                                                                            $10.24
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM S&P 400 MidCap Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.33
    End of period                                                                            $12.53
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Small Cap Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.38
    End of period                                                                            $12.84
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/MCM International Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.70
    End of period                                                                            $13.24
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Bond Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.54
    End of period                                                                            $10.82
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Oppenheimer Global Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.76
    End of period                                                                            $10.96
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/AIM Large Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.32
    End of period                                                                            $10.87
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/AIM Small Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.04
    End of period                                                                            $11.58
  Accumulation units outstanding
  at the end of period                                                                         126






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.75
    End of period                                                                            $16.14
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Nasdaq 15 Division706

  Accumulation unit value:
    Beginning of period                                                                      $10.44
    End of period                                                                            $10.81
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM VIP Division724

  Accumulation unit value:
    Beginning of period                                                                      $10.86
    End of period                                                                            $11.06
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM JNL 5 Division724

  Accumulation unit value:
    Beginning of period                                                                      $10.65
    End of period                                                                            $10.89
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

Fifth Third Quality Growth VIP Division619

  Accumulation unit value:
    Beginning of period                                                                       $6.51
    End of period                                                                             $6.95
  Accumulation units outstanding
  at the end of period                                                                         958

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

Fifth Third Mid Cap VIP Division619

  Accumulation unit value:
    Beginning of period                                                                      $13.44
    End of period                                                                            $14.71
  Accumulation units outstanding
  at the end of period                                                                         199

Fifth Third Disciplined Value VIP Division619

  Accumulation unit value:
    Beginning of period                                                                      $13.53
    End of period                                                                            $14.70
  Accumulation units outstanding
  at the end of period                                                                         442


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.30% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
5% ROLL-UP DEATH BENEFIT AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH.

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Select Large Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $22.97
    End of period                                                                            $23.94
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/FMR Capital Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $17.17
    End of period                                                                            $19.26
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Global Growth Division686

  Accumulation unit value:
    Beginning of period                                                                      $19.36
    End of period                                                                            $21.28
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Alger Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.38
    End of period                                                                            $16.06
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Eagle Core Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.06
    End of period                                                                            $15.95
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Eagle SmallCap Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $16.29
    End of period                                                                            $18.16
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Balanced Division572

  Accumulation unit value:
    Beginning of period                                                                      $19.69
    End of period                                                                            $21.12
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Putnam Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $16.87
    End of period                                                                            $18.52
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/PPM America High Yield Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.26
    End of period                                                                            $14.73
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Money Market Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.32
    End of period                                                                            $11.22
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Putnam Value Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $17.07
    End of period                                                                            $18.18
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Salomon Brothers Strategic Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $16.11
    End of period                                                                            $17.08
  Accumulation units outstanding
  at the end of period                                                                         294

JNL/Salomon Brothers U.S. Government & Quality Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $13.83
    End of period                                                                            $14.29
  Accumulation units outstanding
  at the end of period                                                                         699

JNL/T. Rowe Price Established Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $22.09
    End of period                                                                            $23.65
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/JPMorgan International Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.10
    End of period                                                                            $12.36
  Accumulation units outstanding
  at the end of period                                                                         509

JNL/T. Rowe Price Mid-Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $27.52
    End of period                                                                            $30.70
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Alliance Capital Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.93
    End of period                                                                             $9.34
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/JPMorgan International Value Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.66
    End of period                                                                             $9.84
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/PIMCO Total Return Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $12.74
    End of period                                                                            $13.13
  Accumulation units outstanding
  at the end of period                                                                        1,142

JNL/Lazard Small Cap Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $12.41
    End of period                                                                            $13.76
  Accumulation units outstanding
  at the end of period                                                                         376

JNL/Lazard Mid Cap Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.10
    End of period                                                                            $16.21
  Accumulation units outstanding
  at the end of period                                                                         511

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                                      $11.98
    End of period                                                                            $12.30
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division572

  Accumulation unit value:
    Beginning of period                                                                       $7.34
    End of period                                                                             $7.91
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM The DowSM 10 Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.91
    End of period                                                                             $9.17
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM The S&P(R) 10 Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.16
    End of period                                                                             $9.51
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Global 15 Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.31
    End of period                                                                            $11.25
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM 25 Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.93
    End of period                                                                            $11.43
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Select Small-Cap Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.39
    End of period                                                                            $17.58
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/MCM Technology Sector Division572

  Accumulation unit value:
    Beginning of period                                                                       $5.14
    End of period                                                                             $5.46
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Healthcare Sector Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.59
    End of period                                                                            $10.29
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Financial Sector Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.41
    End of period                                                                            $11.57
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Oil & Gas Sector Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.00
    End of period                                                                            $16.61
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Consumer Brands Sector Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.63
    End of period                                                                            $10.39
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Communications Sector Division572

  Accumulation unit value:
    Beginning of period                                                                       $3.97
    End of period                                                                             $4.35
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Putnam Midcap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $6.49
    End of period                                                                             $7.27
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/FMR Balanced Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.10
    End of period                                                                             $9.77
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/T. Rowe Price Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.41
    End of period                                                                            $12.68
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM S&P 500 Index Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.55
    End of period                                                                            $10.24
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM S&P 400 MidCap Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.33
    End of period                                                                            $12.53
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Small Cap Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.38
    End of period                                                                            $12.84
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/MCM International Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.70
    End of period                                                                            $13.24
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Bond Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.54
    End of period                                                                            $10.82
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Oppenheimer Global Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.77
    End of period                                                                            $10.97
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Oppenheimer Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $7.92
    End of period                                                                             $7.94
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/AIM Large Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.32
    End of period                                                                            $10.87
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/AIM Small Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.05
    End of period                                                                            $11.59
  Accumulation units outstanding
  at the end of period                                                                         446






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.74
    End of period                                                                            $16.12
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Value Line 25 Division699

  Accumulation unit value:
    Beginning of period                                                                      $10.54
    End of period                                                                            $11.41
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM VIP Division697

  Accumulation unit value:
    Beginning of period                                                                      $10.22
    End of period                                                                            $11.06
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM JNL 5 Division687

  Accumulation unit value:
    Beginning of period                                                                       $9.68
    End of period                                                                            $10.89
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

Fifth Third Quality Growth VIP Division720

  Accumulation unit value:
    Beginning of period                                                                       $6.82
    End of period                                                                             $6.95
  Accumulation units outstanding
  at the end of period                                                                        2,783

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

Fifth Third Mid Cap VIP Division720

  Accumulation unit value:
    Beginning of period                                                                      $14.22
    End of period                                                                            $14.71
  Accumulation units outstanding
  at the end of period                                                                         563

Fifth Third Disciplined Value VIP Division720

  Accumulation unit value:
    Beginning of period                                                                      $14.21
    End of period                                                                            $14.69
  Accumulation units outstanding
  at the end of period                                                                        1,336


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.31% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH. AND PREMIUM CREDIT 4%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Select Large Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $22.96
    End of period                                                                            $23.92
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/FMR Capital Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $17.16
    End of period                                                                            $19.25
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Global Growth Division719

  Accumulation unit value:
    Beginning of period                                                                      $21.21
    End of period                                                                            $21.26
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Alger Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.37
    End of period                                                                            $16.05
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Eagle Core Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.05
    End of period                                                                            $15.94
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Eagle SmallCap Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $16.28
    End of period                                                                            $18.15
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Balanced Division572

  Accumulation unit value:
    Beginning of period                                                                      $19.68
    End of period                                                                            $21.09
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Putnam Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $16.85
    End of period                                                                            $18.50
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/PPM America High Yield Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.25
    End of period                                                                            $14.72
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Money Market Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.31
    End of period                                                                            $11.21
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Putnam Value Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $17.05
    End of period                                                                            $18.16
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Salomon Brothers Strategic Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $16.09
    End of period                                                                            $17.07
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Salomon Brothers U.S. Government & Quality Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $13.82
    End of period                                                                            $14.28
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/T. Rowe Price Established Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $22.07
    End of period                                                                            $23.62
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/JPMorgan International Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.09
    End of period                                                                            $12.35
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/T. Rowe Price Mid-Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $27.50
    End of period                                                                            $30.67
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Alliance Capital Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.92
    End of period                                                                             $9.33
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/JPMorgan International Value Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.66
    End of period                                                                             $9.83
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/PIMCO Total Return Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $12.74
    End of period                                                                            $13.13
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Lazard Small Cap Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $12.41
    End of period                                                                            $13.75
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Lazard Mid Cap Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.09
    End of period                                                                            $16.20
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                                      $11.97
    End of period                                                                            $12.29
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division572

  Accumulation unit value:
    Beginning of period                                                                       $7.33
    End of period                                                                             $7.91
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM The DowSM 10 Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.91
    End of period                                                                             $9.16
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM The S&P(R) 10 Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.16
    End of period                                                                             $9.51
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Global 15 Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.30
    End of period                                                                            $11.24
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM 25 Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.93
    End of period                                                                            $11.43
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Select Small-Cap Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.39
    End of period                                                                            $17.58
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/MCM Technology Sector Division572

  Accumulation unit value:
    Beginning of period                                                                       $5.13
    End of period                                                                             $5.46
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Healthcare Sector Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.59
    End of period                                                                            $10.28
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Financial Sector Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.40
    End of period                                                                            $11.56
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Oil & Gas Sector Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.00
    End of period                                                                            $16.60
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Consumer Brands Sector Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.62
    End of period                                                                            $10.39
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Communications Sector Division572

  Accumulation unit value:
    Beginning of period                                                                       $3.97
    End of period                                                                             $4.34
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Putnam Midcap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $6.49
    End of period                                                                             $7.26
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/FMR Balanced Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.09
    End of period                                                                             $9.77
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/T. Rowe Price Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.41
    End of period                                                                            $12.67
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM S&P 500 Index Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.55
    End of period                                                                            $10.23
  Accumulation units outstanding
  at the end of period                                                                        1,209

JNL/MCM S&P 400 MidCap Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.33
    End of period                                                                            $12.52
  Accumulation units outstanding
  at the end of period                                                                         508

JNL/MCM Small Cap Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.38
    End of period                                                                            $12.83
  Accumulation units outstanding
  at the end of period                                                                         500






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/MCM International Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.70
    End of period                                                                            $13.24
  Accumulation units outstanding
  at the end of period                                                                         239

JNL/MCM Bond Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.54
    End of period                                                                            $10.82
  Accumulation units outstanding
  at the end of period                                                                         267

JNL/Oppenheimer Global Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.77
    End of period                                                                            $10.97
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Oppenheimer Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $7.92
    End of period                                                                             $7.94
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/AIM Large Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.31
    End of period                                                                            $10.87
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/AIM Small Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.05
    End of period                                                                            $11.59
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.74
    End of period                                                                            $16.11
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Nasdaq 15 Division680

  Accumulation unit value:
    Beginning of period                                                                       $9.90
    End of period                                                                            $10.81
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Value Line 25 Division680

  Accumulation unit value:
    Beginning of period                                                                       $9.76
    End of period                                                                            $11.41
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM VIP Division680

  Accumulation unit value:
    Beginning of period                                                                       $9.89
    End of period                                                                            $11.06
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM JNL 5 Division688

  Accumulation unit value:
    Beginning of period                                                                       $9.68
    End of period                                                                            $10.89
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

Fifth Third Quality Growth VIP Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

Fifth Third Mid Cap VIP Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

Fifth Third Disciplined Value VIP Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.36% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM
  CREDIT 4%
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT
  AND PREMIUM CREDIT 4%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Select Large Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $22.85
    End of period                                                                            $23.81
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/FMR Capital Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $17.08
    End of period                                                                            $19.15
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Global Growth Division584

  Accumulation unit value:
    Beginning of period                                                                      $18.71
    End of period                                                                            $21.16
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Alger Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.30
    End of period                                                                            $15.97
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Eagle Core Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.99
    End of period                                                                            $15.87
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Eagle SmallCap Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $16.21
    End of period                                                                            $18.07
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Balanced Division572

  Accumulation unit value:
    Beginning of period                                                                      $19.59
    End of period                                                                            $21.00
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Putnam Equity Division608

  Accumulation unit value:
    Beginning of period                                                                      $17.04
    End of period                                                                            $18.41
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/PPM America High Yield Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.19
    End of period                                                                            $14.65
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Money Market Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.26
    End of period                                                                            $11.15
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Putnam Value Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $16.97
    End of period                                                                            $18.07
  Accumulation units outstanding
  at the end of period                                                                         38

JNL/Salomon Brothers Strategic Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $16.02
    End of period                                                                            $16.98
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Salomon Brothers U.S. Government & Quality Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $13.76
    End of period                                                                            $14.21
  Accumulation units outstanding
  at the end of period                                                                         46

JNL/T. Rowe Price Established Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $21.97
    End of period                                                                            $23.51
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/JPMorgan International Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.04
    End of period                                                                            $12.29
  Accumulation units outstanding
  at the end of period                                                                         521

JNL/T. Rowe Price Mid-Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $27.38
    End of period                                                                            $30.52
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Alliance Capital Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.89
    End of period                                                                             $9.30
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/JPMorgan International Value Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.63
    End of period                                                                             $9.80
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/PIMCO Total Return Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $12.70
    End of period                                                                            $13.08
  Accumulation units outstanding
  at the end of period                                                                         556

JNL/Lazard Small Cap Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $12.37
    End of period                                                                            $13.70
  Accumulation units outstanding
  at the end of period                                                                         394

JNL/Lazard Mid Cap Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.05
    End of period                                                                            $16.15
  Accumulation units outstanding
  at the end of period                                                                         534

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                                      $11.93
    End of period                                                                            $12.25
  Accumulation units outstanding
  at the end of period                                                                         54






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division584

  Accumulation unit value:
    Beginning of period                                                                       $7.12
    End of period                                                                             $7.89
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM The DowSM 10 Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.89
    End of period                                                                             $9.14
  Accumulation units outstanding
  at the end of period                                                                        1,133

JNL/MCM The S&P(R) 10 Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.14
    End of period                                                                             $9.48
  Accumulation units outstanding
  at the end of period                                                                        1,180

JNL/MCM Global 15 Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.28
    End of period                                                                            $11.21
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM 25 Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.90
    End of period                                                                            $11.39
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Select Small-Cap Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.35
    End of period                                                                            $17.53
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/MCM Technology Sector Division572

  Accumulation unit value:
    Beginning of period                                                                       $5.12
    End of period                                                                             $5.45
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Healthcare Sector Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.56
    End of period                                                                            $10.25
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Financial Sector Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.38
    End of period                                                                            $11.53
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Oil & Gas Sector Division572

  Accumulation unit value:
    Beginning of period                                                                      $13.96
    End of period                                                                            $16.55
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Consumer Brands Sector Division601

  Accumulation unit value:
    Beginning of period                                                                       $9.61
    End of period                                                                            $10.36
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Communications Sector Division601

  Accumulation unit value:
    Beginning of period                                                                       $3.87
    End of period                                                                             $4.33
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Putnam Midcap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $6.48
    End of period                                                                             $7.25
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/FMR Balanced Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.08
    End of period                                                                             $9.75
  Accumulation units outstanding
  at the end of period                                                                        2,118

JNL/T. Rowe Price Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.38
    End of period                                                                            $12.64
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM S&P 500 Index Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.53
    End of period                                                                            $10.22
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM S&P 400 MidCap Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.31
    End of period                                                                            $12.50
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Small Cap Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.36
    End of period                                                                            $12.81
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/MCM International Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.69
    End of period                                                                            $13.22
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Bond Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.53
    End of period                                                                            $10.80
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Oppenheimer Global Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.75
    End of period                                                                            $10.94
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Oppenheimer Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $7.91
    End of period                                                                             $7.92
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/AIM Large Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.30
    End of period                                                                            $10.85
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/AIM Small Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.04
    End of period                                                                            $11.57
  Accumulation units outstanding
  at the end of period                                                                         410






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.72
    End of period                                                                            $16.09
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Nasdaq 15 Division700

  Accumulation unit value:
    Beginning of period                                                                      $10.40
    End of period                                                                            $10.81
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Value Line 25 Division690

  Accumulation unit value:
    Beginning of period                                                                       $9.53
    End of period                                                                            $11.40
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM VIP Division690

  Accumulation unit value:
    Beginning of period                                                                       $9.76
    End of period                                                                            $11.05
  Accumulation units outstanding
  at the end of period                                                                         63

JNL/MCM JNL 5 Division690

  Accumulation unit value:
    Beginning of period                                                                       $9.62
    End of period                                                                            $10.88
  Accumulation units outstanding
  at the end of period                                                                         640






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

Fifth Third Quality Growth VIP Division653

  Accumulation unit value:
    Beginning of period                                                                       $6.20
    End of period                                                                             $6.94
  Accumulation units outstanding
  at the end of period                                                                        2,876

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

Fifth Third Mid Cap VIP Division653

  Accumulation unit value:
    Beginning of period                                                                      $12.98
    End of period                                                                            $14.69
  Accumulation units outstanding
  at the end of period                                                                         581

Fifth Third Disciplined Value VIP Division653

  Accumulation unit value:
    Beginning of period                                                                      $13.58
    End of period                                                                            $14.67
  Accumulation units outstanding
  at the end of period                                                                        1,389

ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.40% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
20% ADDITIONAL FREE WITHDRAWAL AND COMBINATION 5% ROLL-UP AND HIGHEST
  ANNIVERSARY VALUE DEATH BENEFIT AND FIVE YEAR WITHDRAWAL CHARGE PERIOD

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Global Growth Division722

  Accumulation unit value:
    Beginning of period                                                                      $20.70
    End of period                                                                            $21.08
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Alger Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.25
    End of period                                                                            $15.92
  Accumulation units outstanding
  at the end of period                                                                          -


INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Eagle Core Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.94
    End of period                                                                            $15.82
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Eagle SmallCap Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $16.17
    End of period                                                                            $18.02
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Balanced Division572

  Accumulation unit value:
    Beginning of period                                                                      $19.52
    End of period                                                                            $20.91
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/PPM America High Yield Bond Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Money Market Division710

  Accumulation unit value:
    Beginning of period                                                                      $11.12
    End of period                                                                            $11.11
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Putnam Value Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Salomon Brothers Strategic Bond Division637

  Accumulation unit value:
    Beginning of period                                                                      $16.25
    End of period                                                                            $16.92
  Accumulation units outstanding
  at the end of period                                                                         308

JNL/Salomon Brothers U.S. Government & Quality Bond Division637

  Accumulation unit value:
    Beginning of period                                                                      $13.96
    End of period                                                                            $14.15
  Accumulation units outstanding
  at the end of period                                                                         716

JNL/T. Rowe Price Established Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $21.90
    End of period                                                                            $23.42
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/JPMorgan International Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.00
    End of period                                                                            $12.24
  Accumulation units outstanding
  at the end of period                                                                         579

JNL/T. Rowe Price Mid-Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $27.28
    End of period                                                                            $30.40
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/JPMorgan International Value Division615

  Accumulation unit value:
    Beginning of period                                                                       $8.47
    End of period                                                                             $9.77
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/PIMCO Total Return Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $12.67
    End of period                                                                            $13.04
  Accumulation units outstanding
  at the end of period                                                                        1,167

JNL/Lazard Small Cap Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $12.34
    End of period                                                                            $13.67
  Accumulation units outstanding
  at the end of period                                                                         430

JNL/Lazard Mid Cap Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.01
    End of period                                                                            $16.10
  Accumulation units outstanding
  at the end of period                                                                         590

JNL/Salomon Brothers High Yield Bond Division705

  Accumulation unit value:
    Beginning of period                                                                      $12.12
    End of period                                                                            $12.21
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM The DowSM 10 Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.87
    End of period                                                                             $9.12
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM The S&P(R) 10 Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.12
    End of period                                                                             $9.46
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Global 15 Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.26
    End of period                                                                            $11.18
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM 25 Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.88
    End of period                                                                            $11.37
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Select Small-Cap Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.32
    End of period                                                                            $17.49
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/MCM Technology Sector Division615

  Accumulation unit value:
    Beginning of period                                                                       $5.06
    End of period                                                                             $5.44
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Healthcare Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Financial Sector Division722

  Accumulation unit value:
    Beginning of period                                                                      $11.22
    End of period                                                                            $11.51
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Oil & Gas Sector Division722

  Accumulation unit value:
    Beginning of period                                                                      $16.14
    End of period                                                                            $16.51
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Putnam Midcap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $6.47
    End of period                                                                             $7.23
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/FMR Balanced Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/T. Rowe Price Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.37
    End of period                                                                            $12.62
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM S&P 500 Index Division615

  Accumulation unit value:
    Beginning of period                                                                       $9.44
    End of period                                                                            $10.20
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM S&P 400 MidCap Index Division615

  Accumulation unit value:
    Beginning of period                                                                      $11.17
    End of period                                                                            $12.49
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Small Cap Index Division615

  Accumulation unit value:
    Beginning of period                                                                      $11.18
    End of period                                                                            $12.80
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/MCM International Index Division692

  Accumulation unit value:
    Beginning of period                                                                      $11.91
    End of period                                                                            $13.20
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Bond Index Division699

  Accumulation unit value:
    Beginning of period                                                                      $10.77
    End of period                                                                            $10.79
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Oppenheimer Global Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.74
    End of period                                                                            $10.93
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Oppenheimer Growth Division615

  Accumulation unit value:
    Beginning of period                                                                       $7.52
    End of period                                                                             $7.91
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/AIM Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/AIM Small Cap Growth Division637

  Accumulation unit value:
    Beginning of period                                                                       $9.71
    End of period                                                                            $11.56
  Accumulation units outstanding
  at the end of period                                                                         515






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Value Division722

  Accumulation unit value:
    Beginning of period                                                                      $15.65
    End of period                                                                            $16.08
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Nasdaq 15 Division705

  Accumulation unit value:
    Beginning of period                                                                      $10.50
    End of period                                                                            $10.81
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Value Line 25 Division696

  Accumulation unit value:
    Beginning of period                                                                      $10.16
    End of period                                                                            $11.40
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM VIP Division695

  Accumulation unit value:
    Beginning of period                                                                      $10.10
    End of period                                                                            $11.05
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM JNL 5 Division696

  Accumulation unit value:
    Beginning of period                                                                       $9.87
    End of period                                                                            $10.88
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

Fifth Third Quality Growth VIP Division637

  Accumulation unit value:
    Beginning of period                                                                       $6.15
    End of period                                                                             $6.92
  Accumulation units outstanding
  at the end of period                                                                        3,087

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

Fifth Third Mid Cap VIP Division637

  Accumulation unit value:
    Beginning of period                                                                      $12.53
    End of period                                                                            $14.67
  Accumulation units outstanding
  at the end of period                                                                         638

Fifth Third Disciplined Value VIP Division637

  Accumulation unit value:
    Beginning of period                                                                      $13.29
    End of period                                                                            $14.66
  Accumulation units outstanding
  at the end of period                                                                        1,429

ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.41% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
4% ROLL-UP DEATH BENEFIT AND FIVE YEAR WITHDRAWAL CHARGE PERIOD AND PREMIUM
  CREDIT 4%
GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND HIGHEST ANNIVERSARY VALUE DEATH
  BENEFIT AND PREMIUM CREDIT 4%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Select Large Cap Growth Division609

  Accumulation unit value:
    Beginning of period                                                                      $23.11
    End of period                                                                            $23.69
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/FMR Capital Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $17.00
    End of period                                                                            $19.06
  Accumulation units outstanding
  at the end of period                                                                         141

JNL/Select Global Growth Division628

  Accumulation unit value:
    Beginning of period                                                                      $18.13
    End of period                                                                            $21.06
  Accumulation units outstanding
  at the end of period                                                                         99

JNL/Alger Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.24
    End of period                                                                            $15.90
  Accumulation units outstanding
  at the end of period                                                                         134






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Eagle Core Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.93
    End of period                                                                            $15.81
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Eagle SmallCap Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $16.15
    End of period                                                                            $18.00
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Balanced Division572

  Accumulation unit value:
    Beginning of period                                                                      $19.50
    End of period                                                                            $20.89
  Accumulation units outstanding
  at the end of period                                                                         26

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/PPM America High Yield Bond Division582

  Accumulation unit value:
    Beginning of period                                                                      $13.83
    End of period                                                                            $14.58
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Money Market Division626

  Accumulation unit value:
    Beginning of period                                                                      $11.16
    End of period                                                                            $11.10
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Putnam Value Equity Division601

  Accumulation unit value:
    Beginning of period                                                                      $16.95
    End of period                                                                            $17.99
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Salomon Brothers Strategic Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.94
    End of period                                                                            $16.89
  Accumulation units outstanding
  at the end of period                                                                         210

JNL/Salomon Brothers U.S. Government & Quality Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $13.70
    End of period                                                                            $14.14
  Accumulation units outstanding
  at the end of period                                                                         234

JNL/T. Rowe Price Established Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $21.88
    End of period                                                                            $23.40
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/JPMorgan International Equity Division611

  Accumulation unit value:
    Beginning of period                                                                      $10.76
    End of period                                                                            $12.23
  Accumulation units outstanding
  at the end of period                                                                         181

JNL/T. Rowe Price Mid-Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $27.25
    End of period                                                                            $30.37
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Alliance Capital Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.87
    End of period                                                                             $9.27
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/JPMorgan International Value Division605

  Accumulation unit value:
    Beginning of period                                                                       $8.45
    End of period                                                                             $9.77
  Accumulation units outstanding
  at the end of period                                                                         269

JNL/PIMCO Total Return Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $12.66
    End of period                                                                            $13.04
  Accumulation units outstanding
  at the end of period                                                                         520

JNL/Lazard Small Cap Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $12.33
    End of period                                                                            $13.66
  Accumulation units outstanding
  at the end of period                                                                         129

JNL/Lazard Mid Cap Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.01
    End of period                                                                            $16.09
  Accumulation units outstanding
  at the end of period                                                                         181

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                                      $11.90
    End of period                                                                            $12.21
  Accumulation units outstanding
  at the end of period                                                                         151






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division649

  Accumulation unit value:
    Beginning of period                                                                       $7.16
    End of period                                                                             $7.86
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM The DowSM 10 Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.86
    End of period                                                                             $9.11
  Accumulation units outstanding
  at the end of period                                                                         786

JNL/MCM The S&P(R) 10 Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.12
    End of period                                                                             $9.45
  Accumulation units outstanding
  at the end of period                                                                         738

JNL/MCM Global 15 Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.26
    End of period                                                                            $11.18
  Accumulation units outstanding
  at the end of period                                                                         819

JNL/MCM 25 Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.88
    End of period                                                                            $11.36
  Accumulation units outstanding
  at the end of period                                                                         624

JNL/MCM Select Small-Cap Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.31
    End of period                                                                            $17.48
  Accumulation units outstanding
  at the end of period                                                                         259






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/MCM Technology Sector Division655

  Accumulation unit value:
    Beginning of period                                                                       $4.60
    End of period                                                                             $5.46
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Healthcare Sector Division628

  Accumulation unit value:
    Beginning of period                                                                       $9.62
    End of period                                                                            $10.22
  Accumulation units outstanding
  at the end of period                                                                         216

JNL/MCM Financial Sector Division601

  Accumulation unit value:
    Beginning of period                                                                      $10.45
    End of period                                                                            $11.50
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Oil & Gas Sector Division601

  Accumulation unit value:
    Beginning of period                                                                      $14.22
    End of period                                                                            $16.50
  Accumulation units outstanding
  at the end of period                                                                         516

JNL/MCM Consumer Brands Sector Division719

  Accumulation unit value:
    Beginning of period                                                                       $9.97
    End of period                                                                            $10.33
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Putnam Midcap Growth Division655

  Accumulation unit value:
    Beginning of period                                                                       $6.16
    End of period                                                                             $7.29
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/FMR Balanced Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.06
    End of period                                                                             $9.72
  Accumulation units outstanding
  at the end of period                                                                         199

JNL/T. Rowe Price Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.36
    End of period                                                                            $12.61
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM S&P 500 Index Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.52
    End of period                                                                            $10.20
  Accumulation units outstanding
  at the end of period                                                                         247

JNL/MCM S&P 400 MidCap Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.30
    End of period                                                                            $12.48
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Small Cap Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.35
    End of period                                                                            $12.79
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/MCM International Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.67
    End of period                                                                            $13.20
  Accumulation units outstanding
  at the end of period                                                                         344

JNL/MCM Bond Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.51
    End of period                                                                            $10.79
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Oppenheimer Global Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.74
    End of period                                                                            $10.92
  Accumulation units outstanding
  at the end of period                                                                         246

JNL/Oppenheimer Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $7.89
    End of period                                                                             $7.91
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/AIM Large Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.29
    End of period                                                                            $10.83
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/AIM Small Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.02
    End of period                                                                            $11.55
  Accumulation units outstanding
  at the end of period                                                                         146






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Value Division601

  Accumulation unit value:
    Beginning of period                                                                      $14.78
    End of period                                                                            $16.07
  Accumulation units outstanding
  at the end of period                                                                         145

JNL/MCM Nasdaq 15 Division696

  Accumulation unit value:
    Beginning of period                                                                      $10.29
    End of period                                                                            $10.81
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Value Line 25 Division696

  Accumulation unit value:
    Beginning of period                                                                      $10.16
    End of period                                                                            $11.40
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM VIP Division698

  Accumulation unit value:
    Beginning of period                                                                      $10.36
    End of period                                                                            $11.05
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM JNL 5 Division696

  Accumulation unit value:
    Beginning of period                                                                       $9.87
    End of period                                                                            $10.88
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

Fifth Third Quality Growth VIP Division611

  Accumulation unit value:
    Beginning of period                                                                       $6.75
    End of period                                                                             $6.92
  Accumulation units outstanding
  at the end of period                                                                         913

Fifth Third Balanced VIP Division605

  Accumulation unit value:
    Beginning of period                                                                      $11.45
    End of period                                                                            $11.85
  Accumulation units outstanding
  at the end of period                                                                         47

Fifth Third Mid Cap VIP Division611

  Accumulation unit value:
    Beginning of period                                                                      $13.81
    End of period                                                                            $14.67
  Accumulation units outstanding
  at the end of period                                                                         188

Fifth Third Disciplined Value VIP Division611

  Accumulation unit value:
    Beginning of period                                                                      $13.64
    End of period                                                                            $14.66
  Accumulation units outstanding
  at the end of period                                                                         452


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.45% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  EARNINGSMAX AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Select Large Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $22.67
    End of period                                                                            $23.60
  Accumulation units outstanding
  at the end of period                                                                         31

JNL/FMR Capital Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $16.94
    End of period                                                                            $18.99
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Global Growth Division706

  Accumulation unit value:
    Beginning of period                                                                      $20.33
    End of period                                                                            $20.98
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Alger Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.18
    End of period                                                                            $15.84
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Eagle Core Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.89
    End of period                                                                            $15.76
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Eagle SmallCap Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $16.10
    End of period                                                                            $17.94
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Balanced Division572

  Accumulation unit value:
    Beginning of period                                                                      $19.43
    End of period                                                                            $20.81
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Putnam Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $16.64
    End of period                                                                            $18.25
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/PPM America High Yield Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.07
    End of period                                                                            $14.53
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Money Market Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.17
    End of period                                                                            $11.06
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Putnam Value Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $16.84
    End of period                                                                            $17.92
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Salomon Brothers Strategic Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.89
    End of period                                                                            $16.84
  Accumulation units outstanding
  at the end of period                                                                         79

JNL/Salomon Brothers U.S. Government & Quality Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $13.65
    End of period                                                                            $14.08
  Accumulation units outstanding
  at the end of period                                                                         164

JNL/T. Rowe Price Established Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $21.80
    End of period                                                                            $23.31
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/JPMorgan International Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.94
    End of period                                                                            $12.18
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/T. Rowe Price Mid-Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $27.16
    End of period                                                                            $30.25
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Alliance Capital Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.86
    End of period                                                                             $9.25
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/JPMorgan International Value Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.59
    End of period                                                                             $9.74
  Accumulation units outstanding
  at the end of period                                                                         130

JNL/PIMCO Total Return Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $12.63
    End of period                                                                            $13.00
  Accumulation units outstanding
  at the end of period                                                                         278

JNL/Lazard Small Cap Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $12.30
    End of period                                                                            $13.62
  Accumulation units outstanding
  at the end of period                                                                         12

JNL/Lazard Mid Cap Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $13.97
    End of period                                                                            $16.05
  Accumulation units outstanding
  at the end of period                                                                         105

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                                      $11.86
    End of period                                                                            $12.18
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division572

  Accumulation unit value:
    Beginning of period                                                                       $7.28
    End of period                                                                             $7.85
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM The DowSM 10 Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.85
    End of period                                                                             $9.09
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM The S&P(R) 10 Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.10
    End of period                                                                             $9.43
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Global 15 Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.24
    End of period                                                                            $11.15
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM 25 Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.86
    End of period                                                                            $11.34
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Select Small-Cap Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.28
    End of period                                                                            $17.44
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/MCM Technology Sector Division706

  Accumulation unit value:
    Beginning of period                                                                       $5.28
    End of period                                                                             $5.42
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Healthcare Sector Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.52
    End of period                                                                            $10.20
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Financial Sector Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.33
    End of period                                                                            $11.48
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Oil & Gas Sector Division572

  Accumulation unit value:
    Beginning of period                                                                      $13.90
    End of period                                                                            $16.47
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Communications Sector Division572

  Accumulation unit value:
    Beginning of period                                                                       $3.94
    End of period                                                                             $4.31
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Putnam Midcap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $6.45
    End of period                                                                             $7.22
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/FMR Balanced Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.04
    End of period                                                                             $9.71
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/T. Rowe Price Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.34
    End of period                                                                            $12.59
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM S&P 500 Index Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.51
    End of period                                                                            $10.19
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM S&P 400 MidCap Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.29
    End of period                                                                            $12.47
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Small Cap Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.34
    End of period                                                                            $12.78
  Accumulation units outstanding
  at the end of period                                                                         65






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/MCM International Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.66
    End of period                                                                            $13.18
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Bond Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.50
    End of period                                                                            $10.77
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Oppenheimer Global Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.72
    End of period                                                                            $10.91
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Oppenheimer Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $7.88
    End of period                                                                             $7.90
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/AIM Large Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.28
    End of period                                                                            $10.82
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/AIM Small Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.01
    End of period                                                                            $11.54
  Accumulation units outstanding
  at the end of period                                                                         82






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.70
    End of period                                                                            $16.06
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Nasdaq 15 Division694

  Accumulation unit value:
    Beginning of period                                                                      $10.24
    End of period                                                                            $10.81
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Value Line 25 Division735

  Accumulation unit value:
    Beginning of period                                                                      $11.43
    End of period                                                                            $11.40
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM VIP Division716

  Accumulation unit value:
    Beginning of period                                                                      $10.77
    End of period                                                                            $11.05
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM JNL 5 Division703

  Accumulation unit value:
    Beginning of period                                                                      $10.31
    End of period                                                                            $10.88
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

Fifth Third Quality Growth VIP Division607

  Accumulation unit value:
    Beginning of period                                                                       $6.85
    End of period                                                                             $6.91
  Accumulation units outstanding
  at the end of period                                                                         421

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

Fifth Third Mid Cap VIP Division600

  Accumulation unit value:
    Beginning of period                                                                      $13.86
    End of period                                                                            $14.66
  Accumulation units outstanding
  at the end of period                                                                         108

Fifth Third Disciplined Value VIP Division600

  Accumulation unit value:
    Beginning of period                                                                      $13.64
    End of period                                                                            $14.64
  Accumulation units outstanding
  at the end of period                                                                         260


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.46% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND
  PREMIUM CREDIT 4%
HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND NEW GUARANTEED MINIMUM WITHDRAWAL
  BENEFIT AND PREMIUM CREDIT 4%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Select Large Cap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/FMR Capital Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $16.93
    End of period                                                                            $18.97
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Global Growth Division665

  Accumulation unit value:
    Beginning of period                                                                      $18.74
    End of period                                                                            $20.95
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Alger Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.17
    End of period                                                                            $15.82
  Accumulation units outstanding
  at the end of period                                                                         40






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Eagle Core Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.88
    End of period                                                                            $15.74
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Eagle SmallCap Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $16.09
    End of period                                                                            $17.93
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Balanced Division572

  Accumulation unit value:
    Beginning of period                                                                      $19.41
    End of period                                                                            $20.79
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Putnam Equity Division726

  Accumulation unit value:
    Beginning of period                                                                      $18.07
    End of period                                                                            $18.23
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/PPM America High Yield Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.06
    End of period                                                                            $14.51
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Money Market Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.16
    End of period                                                                            $11.05
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Putnam Value Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $16.82
    End of period                                                                            $17.90
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Salomon Brothers Strategic Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.88
    End of period                                                                            $16.82
  Accumulation units outstanding
  at the end of period                                                                         734

JNL/Salomon Brothers U.S. Government & Quality Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $13.64
    End of period                                                                            $14.07
  Accumulation units outstanding
  at the end of period                                                                        1,339

JNL/T. Rowe Price Established Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $21.78
    End of period                                                                            $23.28
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/JPMorgan International Equity Division583

  Accumulation unit value:
    Beginning of period                                                                      $10.30
    End of period                                                                            $12.17
  Accumulation units outstanding
  at the end of period                                                                         441

JNL/T. Rowe Price Mid-Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $27.13
    End of period                                                                            $30.23
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Alliance Capital Growth Division584

  Accumulation unit value:
    Beginning of period                                                                       $8.62
    End of period                                                                             $9.24
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/JPMorgan International Value Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.58
    End of period                                                                             $9.73
  Accumulation units outstanding
  at the end of period                                                                         131

JNL/PIMCO Total Return Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $12.62
    End of period                                                                            $12.99
  Accumulation units outstanding
  at the end of period                                                                        2,884

JNL/Lazard Small Cap Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $12.29
    End of period                                                                            $13.61
  Accumulation units outstanding
  at the end of period                                                                         289

JNL/Lazard Mid Cap Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $13.96
    End of period                                                                            $16.04
  Accumulation units outstanding
  at the end of period                                                                         405

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                                      $11.86
    End of period                                                                            $12.17
  Accumulation units outstanding
  at the end of period                                                                         51






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division572

  Accumulation unit value:
    Beginning of period                                                                       $7.28
    End of period                                                                             $7.84
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM The DowSM 10 Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.84
    End of period                                                                             $9.09
  Accumulation units outstanding
  at the end of period                                                                        1,941

JNL/MCM The S&P(R) 10 Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.10
    End of period                                                                             $9.43
  Accumulation units outstanding
  at the end of period                                                                        1,743

JNL/MCM Global 15 Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.23
    End of period                                                                            $11.15
  Accumulation units outstanding
  at the end of period                                                                        1,588

JNL/MCM 25 Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.86
    End of period                                                                            $11.33
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Select Small-Cap Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.27
    End of period                                                                            $17.43
  Accumulation units outstanding
  at the end of period                                                                         959






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/MCM Technology Sector Division584

  Accumulation unit value:
    Beginning of period                                                                       $5.06
    End of period                                                                             $5.42
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Healthcare Sector Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.51
    End of period                                                                            $10.20
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Financial Sector Division632

  Accumulation unit value:
    Beginning of period                                                                      $10.28
    End of period                                                                            $11.47
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Oil & Gas Sector Division603

  Accumulation unit value:
    Beginning of period                                                                      $14.17
    End of period                                                                            $16.46
  Accumulation units outstanding
  at the end of period                                                                         279

JNL/MCM Consumer Brands Sector Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.55
    End of period                                                                            $10.30
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Communications Sector Division626

  Accumulation unit value:
    Beginning of period                                                                       $3.83
    End of period                                                                             $4.31
  Accumulation units outstanding
  at the end of period                                                                         144






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Putnam Midcap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $6.45
    End of period                                                                             $7.21
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/FMR Balanced Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.04
    End of period                                                                             $9.70
  Accumulation units outstanding
  at the end of period                                                                         129

JNL/T. Rowe Price Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.34
    End of period                                                                            $12.58
  Accumulation units outstanding
  at the end of period                                                                        1,297

JNL/MCM S&P 500 Index Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.51
    End of period                                                                            $10.19
  Accumulation units outstanding
  at the end of period                                                                        6,720

JNL/MCM S&P 400 MidCap Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.29
    End of period                                                                            $12.47
  Accumulation units outstanding
  at the end of period                                                                        2,512

JNL/MCM Small Cap Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.34
    End of period                                                                            $12.78
  Accumulation units outstanding
  at the end of period                                                                         392






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/MCM International Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.66
    End of period                                                                            $13.18
  Accumulation units outstanding
  at the end of period                                                                         377

JNL/MCM Bond Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.50
    End of period                                                                            $10.77
  Accumulation units outstanding
  at the end of period                                                                         365

JNL/Oppenheimer Global Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.72
    End of period                                                                            $10.90
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Oppenheimer Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $7.88
    End of period                                                                             $7.89
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/AIM Large Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.28
    End of period                                                                            $10.82
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/AIM Small Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.01
    End of period                                                                            $11.53
  Accumulation units outstanding
  at the end of period                                                                         343






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.70
    End of period                                                                            $16.06
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Nasdaq 15 Division679

  Accumulation unit value:
    Beginning of period                                                                       $9.84
    End of period                                                                            $10.81
  Accumulation units outstanding
  at the end of period                                                                        1,628

JNL/MCM Value Line 25 Division679

  Accumulation unit value:
    Beginning of period                                                                       $9.77
    End of period                                                                            $11.40
  Accumulation units outstanding
  at the end of period                                                                         110

JNL/MCM VIP Division679

  Accumulation unit value:
    Beginning of period                                                                       $9.88
    End of period                                                                            $11.05
  Accumulation units outstanding
  at the end of period                                                                         374

JNL/MCM JNL 5 Division686

  Accumulation unit value:
    Beginning of period                                                                       $9.72
    End of period                                                                            $10.88
  Accumulation units outstanding
  at the end of period                                                                         498






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

Fifth Third Quality Growth VIP Division583

  Accumulation unit value:
    Beginning of period                                                                       $6.52
    End of period                                                                             $6.91
  Accumulation units outstanding
  at the end of period                                                                        2,292

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

Fifth Third Mid Cap VIP Division583

  Accumulation unit value:
    Beginning of period                                                                      $13.29
    End of period                                                                            $14.65
  Accumulation units outstanding
  at the end of period                                                                         436

Fifth Third Disciplined Value VIP Division583

  Accumulation unit value:
    Beginning of period                                                                      $13.18
    End of period                                                                            $14.64
  Accumulation units outstanding
  at the end of period                                                                        1,076


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.545% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
  GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 2%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Select Large Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $22.48
    End of period                                                                            $23.39
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/FMR Capital Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $16.80
    End of period                                                                            $18.81
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Alger Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Eagle Core Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Eagle SmallCap Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.99
    End of period                                                                            $17.80
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Balanced Division572

  Accumulation unit value:
    Beginning of period                                                                      $19.27
    End of period                                                                            $20.62
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Putnam Equity Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/PPM America High Yield Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $13.95
    End of period                                                                            $14.40
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Money Market Division583

  Accumulation unit value:
    Beginning of period                                                                      $11.06
    End of period                                                                            $10.96
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Putnam Value Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $16.69
    End of period                                                                            $17.76
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Salomon Brothers Strategic Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.76
    End of period                                                                            $16.68
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Salomon Brothers U.S. Government & Quality Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $13.53
    End of period                                                                            $13.96
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/T. Rowe Price Established Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $21.61
    End of period                                                                            $23.09
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/JPMorgan International Equity Division583

  Accumulation unit value:
    Beginning of period                                                                      $10.22
    End of period                                                                            $12.07
  Accumulation units outstanding
  at the end of period                                                                         385

JNL/T. Rowe Price Mid-Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $26.93
    End of period                                                                            $29.98
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Alliance Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/JPMorgan International Value Division680

  Accumulation unit value:
    Beginning of period                                                                       $8.76
    End of period                                                                             $9.68
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/PIMCO Total Return Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $12.55
    End of period                                                                            $12.92
  Accumulation units outstanding
  at the end of period                                                                         474

JNL/Lazard Small Cap Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $12.23
    End of period                                                                            $13.53
  Accumulation units outstanding
  at the end of period                                                                         340

JNL/Lazard Mid Cap Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $13.89
    End of period                                                                            $15.95
  Accumulation units outstanding
  at the end of period                                                                         147

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                                      $11.79
    End of period                                                                            $12.10
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM The DowSM 10 Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.81
    End of period                                                                             $9.04
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM The S&P(R) 10 Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.06
    End of period                                                                             $9.38
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Global 15 Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.20
    End of period                                                                            $11.10
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM 25 Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.81
    End of period                                                                            $11.28
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Select Small-Cap Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.21
    End of period                                                                            $17.35
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/MCM Technology Sector Division572

  Accumulation unit value:
    Beginning of period                                                                       $5.08
    End of period                                                                             $5.39
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Healthcare Sector Division680

  Accumulation unit value:
    Beginning of period                                                                       $9.47
    End of period                                                                            $10.15
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Financial Sector Division664

  Accumulation unit value:
    Beginning of period                                                                      $10.73
    End of period                                                                            $11.42
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Oil & Gas Sector Division680

  Accumulation unit value:
    Beginning of period                                                                      $16.07
    End of period                                                                            $16.38
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Putnam Midcap Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/FMR Balanced Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.01
    End of period                                                                             $9.66
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/T. Rowe Price Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.30
    End of period                                                                            $12.53
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM S&P 500 Index Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.49
    End of period                                                                            $10.16
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM S&P 400 MidCap Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.26
    End of period                                                                            $12.44
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Small Cap Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.31
    End of period                                                                            $12.74
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/MCM International Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.64
    End of period                                                                            $13.15
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Bond Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.48
    End of period                                                                            $10.74
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Oppenheimer Global Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.70
    End of period                                                                            $10.87
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/AIM Large Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.25
    End of period                                                                            $10.79
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/AIM Small Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.98
    End of period                                                                            $11.50
  Accumulation units outstanding
  at the end of period                                                                         377






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Value Division680

  Accumulation unit value:
    Beginning of period                                                                      $14.89
    End of period                                                                            $16.03
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Value Line 25 Division736

  Accumulation unit value:
    Beginning of period                                                                      $11.44
    End of period                                                                            $11.40
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM JNL 5 Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

Fifth Third Quality Growth VIP Division583

  Accumulation unit value:
    Beginning of period                                                                       $6.50
    End of period                                                                             $6.89
  Accumulation units outstanding
  at the end of period                                                                        1,333

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

Fifth Third Mid Cap VIP Division583

  Accumulation unit value:
    Beginning of period                                                                      $13.27
    End of period                                                                            $14.62
  Accumulation units outstanding
  at the end of period                                                                         148

Fifth Third Disciplined Value VIP Division583

  Accumulation unit value:
    Beginning of period                                                                      $13.16
    End of period                                                                            $14.61
  Accumulation units outstanding
  at the end of period                                                                         688


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.56% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
EARNINGSMAX AND PREMIUM CREDIT 4% AND THREE YEAR WITHDRAWAL CHARGE PERIOD

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Select Large Cap Growth Division608

  Accumulation unit value:
    Beginning of period                                                                      $22.77
    End of period                                                                            $23.35
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/FMR Capital Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $16.78
    End of period                                                                            $18.79
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Global Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Alger Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.04
    End of period                                                                            $15.68
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Eagle Core Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.76
    End of period                                                                            $15.61
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Eagle SmallCap Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.97
    End of period                                                                            $17.78
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Balanced Division572

  Accumulation unit value:
    Beginning of period                                                                      $19.24
    End of period                                                                            $20.59
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Putnam Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $16.48
    End of period                                                                            $18.06
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/PPM America High Yield Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $13.93
    End of period                                                                            $14.38
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Money Market Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.06
    End of period                                                                            $10.94
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Putnam Value Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $16.67
    End of period                                                                            $17.73
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Salomon Brothers Strategic Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.73
    End of period                                                                            $16.66
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Salomon Brothers U.S. Government & Quality Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $13.51
    End of period                                                                            $13.94
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/T. Rowe Price Established Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $21.58
    End of period                                                                            $23.06
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/JPMorgan International Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.84
    End of period                                                                            $12.06
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/T. Rowe Price Mid-Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $26.89
    End of period                                                                            $29.94
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Alliance Capital Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.78
    End of period                                                                             $9.17
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/JPMorgan International Value Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.53
    End of period                                                                             $9.67
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/PIMCO Total Return Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $12.54
    End of period                                                                            $12.90
  Accumulation units outstanding
  at the end of period                                                                         332

JNL/Lazard Small Cap Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $12.22
    End of period                                                                            $13.52
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Lazard Mid Cap Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $13.88
    End of period                                                                            $15.93
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                                      $11.78
    End of period                                                                            $12.09
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division572

  Accumulation unit value:
    Beginning of period                                                                       $7.24
    End of period                                                                             $7.80
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM The DowSM 10 Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.80
    End of period                                                                             $9.04
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM The S&P(R) 10 Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.06
    End of period                                                                             $9.38
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Global 15 Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.19
    End of period                                                                            $11.09
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM 25 Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.81
    End of period                                                                            $11.27
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Select Small-Cap Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.20
    End of period                                                                            $17.33
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/MCM Technology Sector Division572

  Accumulation unit value:
    Beginning of period                                                                       $5.07
    End of period                                                                             $5.39
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Healthcare Sector Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.46
    End of period                                                                            $10.14
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Financial Sector Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.28
    End of period                                                                            $11.41
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Oil & Gas Sector Division572

  Accumulation unit value:
    Beginning of period                                                                      $13.83
    End of period                                                                            $16.37
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Consumer Brands Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Communications Sector Division572

  Accumulation unit value:
    Beginning of period                                                                       $3.92
    End of period                                                                             $4.28
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Putnam Midcap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $6.42
    End of period                                                                             $7.18
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/FMR Balanced Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.00
    End of period                                                                             $9.66
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/T. Rowe Price Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.29
    End of period                                                                            $12.52
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM S&P 500 Index Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.49
    End of period                                                                            $10.16
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM S&P 400 MidCap Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.26
    End of period                                                                            $12.43
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Small Cap Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.31
    End of period                                                                            $12.74
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/MCM International Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.63
    End of period                                                                            $13.14
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Bond Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.48
    End of period                                                                            $10.74
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Oppenheimer Global Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.69
    End of period                                                                            $10.86
  Accumulation units outstanding
  at the end of period                                                                         461

JNL/Oppenheimer Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $7.86
    End of period                                                                             $7.86
  Accumulation units outstanding
  at the end of period                                                                         577

JNL/AIM Large Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.25
    End of period                                                                            $10.78
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/AIM Small Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.98
    End of period                                                                            $11.50
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.68
    End of period                                                                            $16.02
  Accumulation units outstanding
  at the end of period                                                                         289

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Value Line 25 Division731

  Accumulation unit value:
    Beginning of period                                                                      $11.40
    End of period                                                                            $11.40
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM VIP Division724

  Accumulation unit value:
    Beginning of period                                                                      $10.86
    End of period                                                                            $11.05
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM JNL 5 Division712

  Accumulation unit value:
    Beginning of period                                                                      $10.53
    End of period                                                                            $10.88
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

Fifth Third Quality Growth VIP Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

Fifth Third Mid Cap VIP Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

Fifth Third Disciplined Value VIP Division628

  Accumulation unit value:
    Beginning of period                                                                      $13.46
    End of period                                                                            $14.60
  Accumulation units outstanding
  at the end of period                                                                         309


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.61% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM CREDIT 4% AND THREE YEAR
  WITHDRAWAL CHARGE PERIOD
5% ROLL-UP DEATH BENEFIT AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND PREMIUM
  CREDIT 4%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Select Large Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $22.34
    End of period                                                                            $23.24
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/FMR Capital Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $16.70
    End of period                                                                            $18.70
  Accumulation units outstanding
  at the end of period                                                                         198

JNL/Select Global Growth Division593

  Accumulation unit value:
    Beginning of period                                                                      $18.88
    End of period                                                                            $20.65
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Alger Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.98
    End of period                                                                            $15.61
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Eagle Core Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.71
    End of period                                                                            $15.55
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Eagle SmallCap Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.91
    End of period                                                                            $17.70
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Balanced Division572

  Accumulation unit value:
    Beginning of period                                                                      $19.15
    End of period                                                                            $20.49
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Putnam Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $16.41
    End of period                                                                            $17.97
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/PPM America High Yield Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $13.87
    End of period                                                                            $14.31
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Money Market Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.01
    End of period                                                                            $10.89
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Putnam Value Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $16.60
    End of period                                                                            $17.64
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Salomon Brothers Strategic Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.66
    End of period                                                                            $16.58
  Accumulation units outstanding
  at the end of period                                                                         989

JNL/Salomon Brothers U.S. Government & Quality Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $13.46
    End of period                                                                            $13.87
  Accumulation units outstanding
  at the end of period                                                                        1,756

JNL/T. Rowe Price Established Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $21.49
    End of period                                                                            $22.95
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/JPMorgan International Equity Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.80
    End of period                                                                            $12.00
  Accumulation units outstanding
  at the end of period                                                                         578

JNL/T. Rowe Price Mid-Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $26.77
    End of period                                                                            $29.79
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Alliance Capital Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.76
    End of period                                                                             $9.14
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/JPMorgan International Value Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.50
    End of period                                                                             $9.63
  Accumulation units outstanding
  at the end of period                                                                         59

JNL/PIMCO Total Return Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $12.50
    End of period                                                                            $12.86
  Accumulation units outstanding
  at the end of period                                                                        3,151

JNL/Lazard Small Cap Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $12.18
    End of period                                                                            $13.47
  Accumulation units outstanding
  at the end of period                                                                         377

JNL/Lazard Mid Cap Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $13.83
    End of period                                                                            $15.87
  Accumulation units outstanding
  at the end of period                                                                         651

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                                      $11.74
    End of period                                                                            $12.04
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division572

  Accumulation unit value:
    Beginning of period                                                                       $7.23
    End of period                                                                             $7.78
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM The DowSM 10 Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.78
    End of period                                                                             $9.01
  Accumulation units outstanding
  at the end of period                                                                         57

JNL/MCM The S&P(R) 10 Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.04
    End of period                                                                             $9.35
  Accumulation units outstanding
  at the end of period                                                                         61

JNL/MCM Global 15 Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.17
    End of period                                                                            $11.06
  Accumulation units outstanding
  at the end of period                                                                         332

JNL/MCM 25 Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.78
    End of period                                                                            $11.24
  Accumulation units outstanding
  at the end of period                                                                         261

JNL/MCM Select Small-Cap Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.16
    End of period                                                                            $17.29
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/MCM Technology Sector Division572

  Accumulation unit value:
    Beginning of period                                                                       $5.06
    End of period                                                                             $5.37
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Healthcare Sector Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.44
    End of period                                                                            $10.11
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Financial Sector Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.25
    End of period                                                                            $11.38
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Oil & Gas Sector Division572

  Accumulation unit value:
    Beginning of period                                                                      $13.79
    End of period                                                                            $16.32
  Accumulation units outstanding
  at the end of period                                                                         220

JNL/MCM Consumer Brands Sector Division590

  Accumulation unit value:
    Beginning of period                                                                       $9.40
    End of period                                                                            $10.22
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Communications Sector Division590

  Accumulation unit value:
    Beginning of period                                                                       $3.77
    End of period                                                                             $4.27
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Putnam Midcap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $6.41
    End of period                                                                             $7.16
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/FMR Balanced Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.99
    End of period                                                                             $9.63
  Accumulation units outstanding
  at the end of period                                                                         55

JNL/T. Rowe Price Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.27
    End of period                                                                            $12.49
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM S&P 500 Index Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.48
    End of period                                                                            $10.14
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM S&P 400 MidCap Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.25
    End of period                                                                            $12.41
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Small Cap Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.30
    End of period                                                                            $12.72
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/MCM International Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.62
    End of period                                                                            $13.12
  Accumulation units outstanding
  at the end of period                                                                         277

JNL/MCM Bond Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.46
    End of period                                                                            $10.72
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Oppenheimer Global Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.68
    End of period                                                                            $10.85
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Oppenheimer Growth Division572

  Accumulation unit value:
    Beginning of period                                                                       $7.85
    End of period                                                                             $7.85
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/AIM Large Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.24
    End of period                                                                            $10.76
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/AIM Small Cap Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $10.97
    End of period                                                                            $11.48
  Accumulation units outstanding
  at the end of period                                                                         447






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.67
    End of period                                                                            $16.00
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Nasdaq 15 Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM Value Line 25 Division723

  Accumulation unit value:
    Beginning of period                                                                      $11.12
    End of period                                                                            $11.40
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM VIP Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM JNL 5 Division681

  Accumulation unit value:
    Beginning of period                                                                       $9.86
    End of period                                                                            $10.88
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

Fifth Third Quality Growth VIP Division618

  Accumulation unit value:
    Beginning of period                                                                       $6.44
    End of period                                                                             $6.87
  Accumulation units outstanding
  at the end of period                                                                        3,522

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

Fifth Third Mid Cap VIP Division618

  Accumulation unit value:
    Beginning of period                                                                      $13.29
    End of period                                                                            $14.60
  Accumulation units outstanding
  at the end of period                                                                         701

Fifth Third Disciplined Value VIP Division618

  Accumulation unit value:
    Beginning of period                                                                      $13.48
    End of period                                                                            $14.58
  Accumulation units outstanding
  at the end of period                                                                        1,831


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.66% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND FIVE YEAR
  WITHDRAWAL CHARGE PERIOD AND PREMIUM CREDIT 4%
GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH AND HIGHEST ANNIVERSARY VALUE
  DEATH BENEFIT AND PREMIUM CREDIT 4%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Select Large Cap Growth Division616

  Accumulation unit value:
    Beginning of period                                                                      $21.57
    End of period                                                                            $23.13
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/FMR Capital Growth Division615

  Accumulation unit value:
    Beginning of period                                                                      $16.44
    End of period                                                                            $18.61
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Global Growth Division676

  Accumulation unit value:
    Beginning of period                                                                      $18.77
    End of period                                                                            $20.55
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Alger Growth Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.91
    End of period                                                                            $15.54
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Eagle Core Equity Division629

  Accumulation unit value:
    Beginning of period                                                                      $13.97
    End of period                                                                            $15.48
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Eagle SmallCap Equity Division616

  Accumulation unit value:
    Beginning of period                                                                      $15.42
    End of period                                                                            $17.63
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Balanced Division572

  Accumulation unit value:
    Beginning of period                                                                      $19.07
    End of period                                                                            $20.39
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Putnam Equity Division609

  Accumulation unit value:
    Beginning of period                                                                      $16.60
    End of period                                                                            $17.88
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/PPM America High Yield Bond Division583

  Accumulation unit value:
    Beginning of period                                                                      $13.51
    End of period                                                                            $14.24
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Money Market Division624

  Accumulation unit value:
    Beginning of period                                                                      $10.91
    End of period                                                                            $10.84
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Putnam Value Equity Division615

  Accumulation unit value:
    Beginning of period                                                                      $16.31
    End of period                                                                            $17.56
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Salomon Brothers Strategic Bond Division601

  Accumulation unit value:
    Beginning of period                                                                      $15.56
    End of period                                                                            $16.50
  Accumulation units outstanding
  at the end of period                                                                        1,152

JNL/Salomon Brothers U.S. Government & Quality Bond Division616

  Accumulation unit value:
    Beginning of period                                                                      $13.53
    End of period                                                                            $13.80
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/T. Rowe Price Established Growth Division609

  Accumulation unit value:
    Beginning of period                                                                      $21.44
    End of period                                                                            $22.84
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/JPMorgan International Equity Division676

  Accumulation unit value:
    Beginning of period                                                                      $10.69
    End of period                                                                            $11.94
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/T. Rowe Price Mid-Cap Growth Division598

  Accumulation unit value:
    Beginning of period                                                                      $26.42
    End of period                                                                            $29.65
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Alliance Capital Growth Division616

  Accumulation unit value:
    Beginning of period                                                                       $8.56
    End of period                                                                             $9.11
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/JPMorgan International Value Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.47
    End of period                                                                             $9.60
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/PIMCO Total Return Bond Division601

  Accumulation unit value:
    Beginning of period                                                                      $12.38
    End of period                                                                            $12.81
  Accumulation units outstanding
  at the end of period                                                                        1,480

JNL/Lazard Small Cap Value Division601

  Accumulation unit value:
    Beginning of period                                                                      $12.11
    End of period                                                                            $13.43
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Lazard Mid Cap Value Division601

  Accumulation unit value:
    Beginning of period                                                                      $14.01
    End of period                                                                            $15.82
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                                      $11.70
    End of period                                                                            $12.00
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division615

  Accumulation unit value:
    Beginning of period                                                                       $7.15
    End of period                                                                             $7.75
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM The DowSM 10 Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.76
    End of period                                                                             $8.99
  Accumulation units outstanding
  at the end of period                                                                        1,194

JNL/MCM The S&P(R) 10 Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.02
    End of period                                                                             $9.32
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Global 15 Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.14
    End of period                                                                            $11.03
  Accumulation units outstanding
  at the end of period                                                                         970

JNL/MCM 25 Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.76
    End of period                                                                            $11.21
  Accumulation units outstanding
  at the end of period                                                                         665

JNL/MCM Select Small-Cap Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.12
    End of period                                                                            $17.24
  Accumulation units outstanding
  at the end of period                                                                         436






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/MCM Technology Sector Division715

  Accumulation unit value:
    Beginning of period                                                                       $5.21
    End of period                                                                             $5.36
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Healthcare Sector Division609

  Accumulation unit value:
    Beginning of period                                                                      $10.11
    End of period                                                                            $10.08
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Financial Sector Division596

  Accumulation unit value:
    Beginning of period                                                                      $10.37
    End of period                                                                            $11.35
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Oil & Gas Sector Division596

  Accumulation unit value:
    Beginning of period                                                                      $13.37
    End of period                                                                            $16.28
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Consumer Brands Sector Division606

  Accumulation unit value:
    Beginning of period                                                                       $9.44
    End of period                                                                            $10.19
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Communications Sector Division606

  Accumulation unit value:
    Beginning of period                                                                       $3.78
    End of period                                                                             $4.26
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Putnam Midcap Growth Division601

  Accumulation unit value:
    Beginning of period                                                                       $6.41
    End of period                                                                             $7.14
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/FMR Balanced Division616

  Accumulation unit value:
    Beginning of period                                                                       $8.92
    End of period                                                                             $9.61
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/T. Rowe Price Value Division601

  Accumulation unit value:
    Beginning of period                                                                      $11.35
    End of period                                                                            $12.46
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM S&P 500 Index Division594

  Accumulation unit value:
    Beginning of period                                                                       $9.62
    End of period                                                                            $10.13
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM S&P 400 MidCap Index Division594

  Accumulation unit value:
    Beginning of period                                                                      $11.40
    End of period                                                                            $12.39
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Small Cap Index Division592

  Accumulation unit value:
    Beginning of period                                                                      $11.12
    End of period                                                                            $12.70
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/MCM International Index Division594

  Accumulation unit value:
    Beginning of period                                                                      $11.67
    End of period                                                                            $13.10
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Bond Index Division603

  Accumulation unit value:
    Beginning of period                                                                      $10.41
    End of period                                                                            $10.71
  Accumulation units outstanding
  at the end of period                                                                        1,968

JNL/Oppenheimer Global Growth Division601

  Accumulation unit value:
    Beginning of period                                                                       $9.43
    End of period                                                                            $10.82
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Oppenheimer Growth Division603

  Accumulation unit value:
    Beginning of period                                                                       $7.70
    End of period                                                                             $7.83
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/AIM Large Cap Growth Division601

  Accumulation unit value:
    Beginning of period                                                                      $10.31
    End of period                                                                            $10.75
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/AIM Small Cap Growth Division598

  Accumulation unit value:
    Beginning of period                                                                      $10.72
    End of period                                                                            $11.46
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Value Division572

  Accumulation unit value:
    Beginning of period                                                                      $14.65
    End of period                                                                            $15.98
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Nasdaq 15 Division715

  Accumulation unit value:
    Beginning of period                                                                      $10.45
    End of period                                                                            $10.80
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Value Line 25 Division708

  Accumulation unit value:
    Beginning of period                                                                      $10.78
    End of period                                                                            $11.40
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM VIP Division691

  Accumulation unit value:
    Beginning of period                                                                       $9.87
    End of period                                                                            $11.05
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM JNL 5 Division691

  Accumulation unit value:
    Beginning of period                                                                       $9.72
    End of period                                                                            $10.88
  Accumulation units outstanding
  at the end of period                                                                         985






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

Fifth Third Quality Growth VIP Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

Fifth Third Mid Cap VIP Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

Fifth Third Disciplined Value VIP Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A


ACCUMULATION UNIT VALUES
CONTRACT - M&E 2.71% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
5% ROLL-UP DEATH BENEFIT AND PREMIUM CREDIT 4% AND THREE YEAR WITHDRAWAL CHARGE
  PERIOD
FIVE YEAR WITHDRAWAL CHARGE PERIOD AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND
   HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM CREDIT 4%
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND PREMIUM
  CREDIT 4% AND THREE YEAR WITHDRAWAL CHARGE PERIOD
GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH. AND PREMIUM CREDIT 4%
GUARANTEED MINIMUM WITHDRAWAL BENEFIT RELAUNCH. AND HIGHEST ANNIVERSARY VALUE
  DEATH BENEFIT AND PREMIUM CREDIT 4%

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Select Large Cap Growth Division631

  Accumulation unit value:
    Beginning of period                                                                      $20.77
    End of period                                                                            $23.02
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/FMR Capital Growth Division598

  Accumulation unit value:
    Beginning of period                                                                      $16.33
    End of period                                                                            $18.52
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Global Growth Division617

  Accumulation unit value:
    Beginning of period                                                                      $18.54
    End of period                                                                            $20.46
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Alger Growth Division618

  Accumulation unit value:
    Beginning of period                                                                      $14.47
    End of period                                                                            $15.47
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Eagle Core Equity Division618

  Accumulation unit value:
    Beginning of period                                                                      $14.13
    End of period                                                                            $15.42
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Eagle SmallCap Equity Division606

  Accumulation unit value:
    Beginning of period                                                                      $15.80
    End of period                                                                            $17.56
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Balanced Division608

  Accumulation unit value:
    Beginning of period                                                                      $19.00
    End of period                                                                            $20.30
  Accumulation units outstanding
  at the end of period                                                                         26

JNL/Putnam Equity Division665

  Accumulation unit value:
    Beginning of period                                                                      $16.12
    End of period                                                                            $17.80
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/PPM America High Yield Bond Division608

  Accumulation unit value:
    Beginning of period                                                                      $13.69
    End of period                                                                            $14.18
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Money Market Division674

  Accumulation unit value:
    Beginning of period                                                                      $10.82
    End of period                                                                            $10.78
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Putnam Value Equity Division659

  Accumulation unit value:
    Beginning of period                                                                      $16.36
    End of period                                                                            $17.47
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Salomon Brothers Strategic Bond Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.53
    End of period                                                                            $16.42
  Accumulation units outstanding
  at the end of period                                                                         136

JNL/Salomon Brothers U.S. Government & Quality Bond Division589

  Accumulation unit value:
    Beginning of period                                                                      $13.32
    End of period                                                                            $13.73
  Accumulation units outstanding
  at the end of period                                                                         317

JNL/T. Rowe Price Established Growth Division584

  Accumulation unit value:
    Beginning of period                                                                      $20.67
    End of period                                                                            $22.73
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/JPMorgan International Equity Division589

  Accumulation unit value:
    Beginning of period                                                                      $10.39
    End of period                                                                            $11.88
  Accumulation units outstanding
  at the end of period                                                                         244

JNL/T. Rowe Price Mid-Cap Growth Division584

  Accumulation unit value:
    Beginning of period                                                                      $25.62
    End of period                                                                            $29.51
  Accumulation units outstanding
  at the end of period                                                                        1,095






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Alliance Capital Growth Division598

  Accumulation unit value:
    Beginning of period                                                                       $8.74
    End of period                                                                             $9.08
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/JPMorgan International Value Division583

  Accumulation unit value:
    Beginning of period                                                                       $7.89
    End of period                                                                             $9.57
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/PIMCO Total Return Bond Division583

  Accumulation unit value:
    Beginning of period                                                                      $12.34
    End of period                                                                            $12.77
  Accumulation units outstanding
  at the end of period                                                                        2,959

JNL/Lazard Small Cap Value Division589

  Accumulation unit value:
    Beginning of period                                                                      $12.05
    End of period                                                                            $13.38
  Accumulation units outstanding
  at the end of period                                                                         175

JNL/Lazard Mid Cap Value Division589

  Accumulation unit value:
    Beginning of period                                                                      $13.87
    End of period                                                                            $15.77
  Accumulation units outstanding
  at the end of period                                                                         243

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                                      $11.66
    End of period                                                                            $11.96
  Accumulation units outstanding
  at the end of period                                                                         622






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division585

  Accumulation unit value:
    Beginning of period                                                                       $7.00
    End of period                                                                             $7.73
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM The DowSM 10 Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.74
    End of period                                                                             $8.96
  Accumulation units outstanding
  at the end of period                                                                        3,634

JNL/MCM The S&P(R) 10 Division572

  Accumulation unit value:
    Beginning of period                                                                       $8.00
    End of period                                                                             $9.30
  Accumulation units outstanding
  at the end of period                                                                        6,946

JNL/MCM Global 15 Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.12
    End of period                                                                            $11.00
  Accumulation units outstanding
  at the end of period                                                                        2,960

JNL/MCM 25 Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.74
    End of period                                                                            $11.18
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Select Small-Cap Division572

  Accumulation unit value:
    Beginning of period                                                                      $15.09
    End of period                                                                            $17.19
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/MCM Technology Sector Division598

  Accumulation unit value:
    Beginning of period                                                                       $5.16
    End of period                                                                             $5.34
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Healthcare Sector Division584

  Accumulation unit value:
    Beginning of period                                                                       $9.98
    End of period                                                                            $10.06
  Accumulation units outstanding
  at the end of period                                                                        3,236

JNL/MCM Financial Sector Division584

  Accumulation unit value:
    Beginning of period                                                                      $10.02
    End of period                                                                            $11.31
  Accumulation units outstanding
  at the end of period                                                                        2,830

JNL/MCM Oil & Gas Sector Division614

  Accumulation unit value:
    Beginning of period                                                                      $14.30
    End of period                                                                            $16.23
  Accumulation units outstanding
  at the end of period                                                                        2,000

JNL/MCM Consumer Brands Sector Division620

  Accumulation unit value:
    Beginning of period                                                                       $8.96
    End of period                                                                            $10.16
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Communications Sector Division614

  Accumulation unit value:
    Beginning of period                                                                       $3.75
    End of period                                                                             $4.25
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/Putnam Midcap Growth Division598

  Accumulation unit value:
    Beginning of period                                                                       $6.36
    End of period                                                                             $7.13
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/FMR Balanced Division583

  Accumulation unit value:
    Beginning of period                                                                       $8.68
    End of period                                                                             $9.59
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/T. Rowe Price Value Division584

  Accumulation unit value:
    Beginning of period                                                                      $10.93
    End of period                                                                            $12.43
  Accumulation units outstanding
  at the end of period                                                                        2,609

JNL/MCM S&P 500 Index Division572

  Accumulation unit value:
    Beginning of period                                                                       $9.46
    End of period                                                                            $10.11
  Accumulation units outstanding
  at the end of period                                                                        3,732

JNL/MCM S&P 400 MidCap Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.22
    End of period                                                                            $12.37
  Accumulation units outstanding
  at the end of period                                                                        1,063

JNL/MCM Small Cap Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.27
    End of period                                                                            $12.68
  Accumulation units outstanding
  at the end of period                                                                         683






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/MCM International Index Division572

  Accumulation unit value:
    Beginning of period                                                                      $11.59
    End of period                                                                            $13.08
  Accumulation units outstanding
  at the end of period                                                                         619

JNL/MCM Bond Index Division584

  Accumulation unit value:
    Beginning of period                                                                      $10.36
    End of period                                                                            $10.69
  Accumulation units outstanding
  at the end of period                                                                         721

JNL/Oppenheimer Global Growth Division605

  Accumulation unit value:
    Beginning of period                                                                       $9.50
    End of period                                                                            $10.80
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Oppenheimer Growth Division639

  Accumulation unit value:
    Beginning of period                                                                       $6.84
    End of period                                                                             $7.82
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/AIM Large Cap Growth Division583

  Accumulation unit value:
    Beginning of period                                                                       $9.91
    End of period                                                                            $10.73
  Accumulation units outstanding
  at the end of period                                                                         205

JNL/AIM Small Cap Growth Division621

  Accumulation unit value:
    Beginning of period                                                                      $10.27
    End of period                                                                            $11.44
  Accumulation units outstanding
  at the end of period                                                                          -






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

JNL/AIM Premier Equity II Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Value Division614

  Accumulation unit value:
    Beginning of period                                                                      $14.39
    End of period                                                                            $15.97
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Nasdaq 15 Division721

  Accumulation unit value:
    Beginning of period                                                                      $10.75
    End of period                                                                            $10.80
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Value Line 25 Division721

  Accumulation unit value:
    Beginning of period                                                                      $10.85
    End of period                                                                            $11.40
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM VIP Division682

  Accumulation unit value:
    Beginning of period                                                                       $9.80
    End of period                                                                            $11.04
  Accumulation units outstanding
  at the end of period                                                                         219

JNL/MCM JNL 5 Division682

  Accumulation unit value:
    Beginning of period                                                                       $9.77
    End of period                                                                            $10.88
  Accumulation units outstanding
  at the end of period                                                                         220






INVESTMENT DIVISIONS                                                                      DECEMBER 31,
                                                                                              2004

Fifth Third Quality Growth VIP Division589

  Accumulation unit value:
    Beginning of period                                                                       $6.77
    End of period                                                                             $6.84
  Accumulation units outstanding
  at the end of period                                                                        1,184

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

Fifth Third Mid Cap VIP Division589

  Accumulation unit value:
    Beginning of period                                                                      $13.91
    End of period                                                                            $14.56
  Accumulation units outstanding
  at the end of period                                                                         243

Fifth Third Disciplined Value VIP Division589

  Accumulation unit value:
    Beginning of period                                                                      $13.44
    End of period                                                                            $14.55
  Accumulation units outstanding
  at the end of period                                                                         596

ACCUMULATION UNIT VALUES
CONTRACT - M&E 3.01% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT AND
EARNINGSMAX AND PREMIUM CREDIT 4% AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

Investment Divisions                                                                      December 31,
                                                                                              2004

JNL/Select Large Cap Growth Division585

  Accumulation unit value:
    Beginning of period                                                                      $21.14
    End of period                                                                            $22.36
  Accumulation units outstanding
  at the end of period                                                                         916

JNL/FMR Capital Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/Select Global Growth Division583

  Accumulation unit value:
    Beginning of period                                                                      $17.50
    End of period                                                                            $19.87
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Alger Growth Division606

  Accumulation unit value:
    Beginning of period                                                                      $14.74
    End of period                                                                            $15.04
  Accumulation units outstanding
  at the end of period                                                                          -






Investment Divisions                                                                      December 31,
                                                                                              2004

JNL/Eagle Core Equity Division612

  Accumulation unit value:
    Beginning of period                                                                      $13.96
    End of period                                                                            $15.04
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Eagle SmallCap Equity Division585

  Accumulation unit value:
    Beginning of period                                                                      $14.96
    End of period                                                                            $17.13
  Accumulation units outstanding
  at the end of period                                                                         341

JNL/Select Balanced Division610

  Accumulation unit value:
    Beginning of period                                                                      $18.52
    End of period                                                                            $19.72
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Putnam Equity Division631

  Accumulation unit value:
    Beginning of period                                                                      $15.43
    End of period                                                                            $17.29
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/PPM America High Yield Bond Division663

  Accumulation unit value:
    Beginning of period                                                                      $13.75
    End of period                                                                            $13.78
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2004

JNL/Putnam Value Equity Division610

  Accumulation unit value:
    Beginning of period                                                                      $15.98
    End of period                                                                            $16.98
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Salomon Brothers Strategic Bond Division585

  Accumulation unit value:
    Beginning of period                                                                      $14.98
    End of period                                                                            $15.95
  Accumulation units outstanding
  at the end of period                                                                         340

JNL/Salomon Brothers U.S. Government & Quality Bond Division585

  Accumulation unit value:
    Beginning of period                                                                      $12.91
    End of period                                                                            $13.34
  Accumulation units outstanding
  at the end of period                                                                         790

JNL/T. Rowe Price Established Growth Division606

  Accumulation unit value:
    Beginning of period                                                                      $20.85
    End of period                                                                            $22.08
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/JPMorgan International Equity Division607

  Accumulation unit value:
    Beginning of period                                                                      $10.26
    End of period                                                                            $11.54
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/T. Rowe Price Mid-Cap Growth Division606

  Accumulation unit value:
    Beginning of period                                                                      $26.23
    End of period                                                                            $28.66
  Accumulation units outstanding
  at the end of period                                                                          -






Investment Divisions                                                                      December 31,
                                                                                              2004

JNL/Alliance Capital Growth Division657

  Accumulation unit value:
    Beginning of period                                                                       $8.11
    End of period                                                                             $8.89
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/JPMorgan International Value Division585

  Accumulation unit value:
    Beginning of period                                                                       $7.86
    End of period                                                                             $9.37
  Accumulation units outstanding
  at the end of period                                                                         778

JNL/PIMCO Total Return Bond Division585

  Accumulation unit value:
    Beginning of period                                                                      $12.09
    End of period                                                                            $12.51
  Accumulation units outstanding
  at the end of period                                                                        1,265

JNL/Lazard Small Cap Value Division585

  Accumulation unit value:
    Beginning of period                                                                      $11.48
    End of period                                                                            $13.11
  Accumulation units outstanding
  at the end of period                                                                         444

JNL/Lazard Mid Cap Value Division585

  Accumulation unit value:
    Beginning of period                                                                      $13.19
    End of period                                                                            $15.45
  Accumulation units outstanding
  at the end of period                                                                         618

JNL/Salomon Brothers High Yield Bond Division674

  Accumulation unit value:
    Beginning of period                                                                      $11.43
    End of period                                                                            $11.72
  Accumulation units outstanding
  at the end of period                                                                          -






Investment Divisions                                                                      December 31,
                                                                                              2004

JNL/Mellon Capital Management (MCM) Enhanced S&P 500 Stock
Index Division650

  Accumulation unit value:
    Beginning of period                                                                       $6.95
    End of period                                                                             $7.60
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM The DowSM 10 Division586

  Accumulation unit value:
    Beginning of period                                                                       $8.25
    End of period                                                                             $8.82
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM The S&P(R) 10 Division586

  Accumulation unit value:
    Beginning of period                                                                       $7.79
    End of period                                                                             $9.15
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Global 15 Division586

  Accumulation unit value:
    Beginning of period                                                                       $8.68
    End of period                                                                            $10.82
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM 25 Division586

  Accumulation unit value:
    Beginning of period                                                                       $9.40
    End of period                                                                            $10.99
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Select Small-Cap Division586

  Accumulation unit value:
    Beginning of period                                                                      $14.59
    End of period                                                                            $16.91
  Accumulation units outstanding
  at the end of period                                                                          -






Investment Divisions                                                                      December 31,
                                                                                              2004

JNL/MCM Technology Sector Division606

  Accumulation unit value:
    Beginning of period                                                                       $5.17
    End of period                                                                             $5.26
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Healthcare Sector Division606

  Accumulation unit value:
    Beginning of period                                                                       $9.99
    End of period                                                                             $9.89
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Financial Sector Division631

  Accumulation unit value:
    Beginning of period                                                                      $10.04
    End of period                                                                            $11.13
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Oil & Gas Sector Division626

  Accumulation unit value:
    Beginning of period                                                                      $13.92
    End of period                                                                            $15.97
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Consumer Brands Sector Division663

  Accumulation unit value:
    Beginning of period                                                                       $8.99
    End of period                                                                             $9.99
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Communications Sector Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2004

JNL/Putnam Midcap Growth Division583

  Accumulation unit value:
    Beginning of period                                                                       $6.04
    End of period                                                                             $7.03
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/FMR Balanced Division598

  Accumulation unit value:
    Beginning of period                                                                       $8.72
    End of period                                                                             $9.46
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/T. Rowe Price Value Division616

  Accumulation unit value:
    Beginning of period                                                                      $11.14
    End of period                                                                            $12.26
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM S&P 500 Index Division598

  Accumulation unit value:
    Beginning of period                                                                       $9.41
    End of period                                                                            $10.02
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM S&P 400 MidCap Index Division616

  Accumulation unit value:
    Beginning of period                                                                      $10.97
    End of period                                                                            $12.26
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Small Cap Index Division616

  Accumulation unit value:
    Beginning of period                                                                      $10.98
    End of period                                                                            $12.57
  Accumulation units outstanding
  at the end of period                                                                          -






Investment Divisions                                                                      December 31,
                                                                                              2004

JNL/MCM International Index Division631

  Accumulation unit value:
    Beginning of period                                                                      $11.12
    End of period                                                                            $12.97
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Bond Index Division669

  Accumulation unit value:
    Beginning of period                                                                      $10.63
    End of period                                                                            $10.60
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Oppenheimer Global Growth Division606

  Accumulation unit value:
    Beginning of period                                                                       $9.43
    End of period                                                                            $10.69
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/Oppenheimer Growth Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/AIM Large Cap Growth Division606

  Accumulation unit value:
    Beginning of period                                                                      $10.29
    End of period                                                                            $10.63
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/AIM Small Cap Growth Division583

  Accumulation unit value:
    Beginning of period                                                                      $10.32
    End of period                                                                            $11.34
  Accumulation units outstanding
  at the end of period                                                                          -






Investment Divisions                                                                      December 31,
                                                                                              2004

JNL/Select Value Division671

  Accumulation unit value:
    Beginning of period                                                                      $14.72
    End of period                                                                            $15.85
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Nasdaq 15 Division706

  Accumulation unit value:
    Beginning of period                                                                      $10.43
    End of period                                                                            $10.79
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM Value Line 25 Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

JNL/MCM VIP Division695

  Accumulation unit value:
    Beginning of period                                                                      $10.10
    End of period                                                                            $11.04
  Accumulation units outstanding
  at the end of period                                                                          -

JNL/MCM JNL 5 Division729

  Accumulation unit value:
    Beginning of period                                                                      $10.72
    End of period                                                                            $10.87
  Accumulation units outstanding
  at the end of period                                                                          -

Fifth Third Quality Growth VIP Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A






Investment Divisions                                                                      December 31,
                                                                                              2004

Fifth Third Balanced VIP Division

  Accumulation unit value:
    Beginning of period                                                                        N/A
    End of period                                                                              N/A
  Accumulation units outstanding
  at the end of period                                                                         N/A

Fifth Third Mid Cap VIP Division585

  Accumulation unit value:
    Beginning of period                                                                      $13.38
    End of period                                                                            $14.45
  Accumulation units outstanding
  at the end of period                                                                         609

Fifth Third Disciplined Value VIP Division585

  Accumulation unit value:
    Beginning of period                                                                      $13.14
    End of period                                                                            $14.44
  Accumulation units outstanding
  at the end of period                                                                        1,474


1-September 16, 1996            85-April 1, 2002                169-August 14, 2002             253-January 16, 2003
2-April 1, 1998                 86-April 2, 2002                170-August 15, 2002             254-January 17, 2003
3-April 8, 1998                 87-April 3, 2002                171-August 16, 2002             255-January 21, 2003
4-April 9, 1998                 88-April 4, 2002                172-August 19, 2002             256-January 22, 2003
5-April 13, 1998                89-April 8, 2002                173-August 20, 2002             257-January 24, 2003
6-April 15, 1998                90-April 9, 2002                174-August 23, 2002             258-January 27, 2003
7-January 21, 1999              91-April 10, 2002               175-August 26, 2002             259-January 28, 2003
8-January 29, 1999              92-April 11, 2002               176-August 28, 2002             260-January 30, 2003
9-February 9, 1999              93-April 12, 2002               177-August 29, 2002             261-January 31, 2003
10-March 22, 1999               94-April 15, 2002               178-August 30, 2002             262-February 3, 2003
11-April 1, 1999                95-April 16, 2002               179-September 3, 2002           263-February 4, 2003
12-April 8, 1999                96-April 17, 2002               180-September 4, 2002           264-February 5, 2003
13-April 9, 1999                97-April 18, 2002               181-September 5, 2002           265-February 6, 2003
14-April 13, 1999               98-April 19, 2002               182-September 6, 2002           266-February 7, 2003
15-April 15, 1999               99-April 22, 2002               183-September 10, 2002          267-February 12, 2003
16-April 22, 1999               100-April 23, 2002              184-September 11, 2002          268-February 13, 2003
17-July 2, 1999                 101-April 24, 2002              185-September 12, 2002          269-February 14, 2003
18-August 16, 1999              102-April 25, 2002              186-September 13, 2002          270-February 18, 2003
19-May 1, 2000                  103-April 26, 2002              187-September 16, 2002          271-February 19, 2003
20-November 3, 2000             104-April 29, 2002              188-September 17, 2002          272-February 20, 2003
21-November 17, 2000            105-April 30, 2002              189-September 18, 2002          273-February 21, 2003
22-November 27, 2000            106-May 1, 2002                 190-September 19, 2002          274-February 24, 2003
23-December 14, 2000            107-May 2, 2002                 191-September 20, 2002          275-February 25, 2003
24-December 19, 2000            108-May 3, 2002                 192-September 23, 2002          276-February 26, 2003
25-February 12, 2001            109-May 6, 2002                 193-September 24, 2002          277-February 27, 2003
26-March 28, 2001               110-May 7, 2002                 194-September 25, 2002          278-February 28, 2003
27-May 1, 2001                  111-May 8, 2002                 195-September 26, 2002          279-March 3, 2003
28-June 7, 2001                 112-May 9, 2002                 196-September 27, 2002          280-March 4, 2003
29-August 15, 2001              113-May 10, 2002                197-September 30, 2002          281-March 5, 2003
30-October 29, 2001             114-May 13, 2002                198-October 1, 2002             282-March 6, 2003
31-December 14, 2001            115-May 14, 2002                199-October 2, 2002             283-March 7, 2003
32-January 3, 2002              116-May 15, 2002                200-October 3, 2002             284-March 10, 2003
33-January 7, 2002              117-May 16, 2002                201-October 4, 2002             285-March 11, 2003
34-January 10, 2002             118-May 17, 2002                202-October 7, 2002             286-March 12, 2003
35-January 11, 2002             119-May 20, 2002                203-October 8, 2002             287-March 13, 2003
36-January 14, 2002             120-May 21, 2002                204-October 9, 2002             288-March 14, 2003
37-January 15, 2002             121-May 23, 2002                205-October 10, 2002            289-March 17, 2003
38-January 18, 2002             122-May 24, 2002                206-October 11, 2002            290-March 18, 2003
39-January 22, 2002             123-May 28, 2002                207-October 14, 2002            291-March 19, 2003
40-January 23, 2002             124-May 29, 2002                208-October 15, 2002            292-March 20, 2003
41-January 25, 2002             125-May 30, 2002                209-October 17, 2002            293-March 21, 2003
42-January 28, 2002             126-May 31, 2002                210-October 18, 2002            294-March 24, 2003
43-January 29, 2002             127-June 3, 2002                211-October 21, 2002            295-March 26, 2003
44-January 30, 2002             128-June 4, 2002                212-October 22, 2002            296-March 27, 2003
45-January 31, 2002             129-June 5, 2002                213-October 24, 2002            297-March 28, 2003
46-February 1, 2002             130-June 6, 2002                214-October 25, 2002            298-March 31, 2003
47-February 4, 2002             131-June 7, 2002                215-October 28, 2002            299-April 1, 2003
48-February 5, 2002             132-June 10, 2002               216-October 29, 2002            300-April 2, 2003
49-February 6, 2002             133-June 11, 2002               217-October 31, 2002            301-April 3, 2003
50-February 7, 2002             134-June 12, 2002               218-November 1, 2002            302-April 4, 2003
51-February 8, 2002             135-June 14, 2002               219-November 4, 2002            303-April 7, 2003
52-February 11, 2002            136-June 17, 2002               220-November 5, 2002            304-April 8, 2003
53-February 12, 2002            137-June 20, 2002               221-November 6, 2002            305-April 9, 2003
54-February 13, 2002            138-June 21, 2002               222-November 7, 2002            306-April 10, 2003
55-February 14, 2002            139-June 24, 2002               223-November 8, 2002            307-April 11, 2003
56-February 15, 2002            140-June 25, 2002               224-November 12, 2002           308-April 14, 2003
57-February 19, 2002            141-June 26, 2002               225-November 13, 2002           309-April 15, 2003
58-February 20, 2002            142-June 27, 2002               226-November 14, 2002           310-April 16, 2003
59-February 21, 2002            143-June 28, 2002               227-November 15, 2002           311-April 17, 2003
60-February 22, 2002            144-July 1, 2002                228-November 18, 2002           312-April 21, 2003
61-February 25, 2002            145-July 2, 2002                229-November 19, 2002           313-April 22, 2003
62-February 26, 2002            146-July 3, 2002                230-November 20, 2002           314-April 23, 2003
63-February 27, 2002            147-July 5, 2002                231-November 22, 2002           315-April 24, 2003
64-February 28, 2002            148-July 8, 2002                232-November 25, 2002           316-April 25, 2003
65-March 1, 2002                149-July 9, 2002                233-November 26, 2002           317-April 28, 2003
66-March 4, 2002                150-July 11, 2002               234-November 27, 2002           318-April 29, 2003
67-March 5, 2002                151-July 12, 2002               235-November 29, 2002           319-April 30, 2003
68-March 6, 2002                152-July 15, 2002               236-December 2, 2002            320-May 1, 2003
69-March 7, 2002                153-July 16, 2002               237-December 3, 2002            321-May 2, 2003
70-March 8, 2002                154-July 18, 2002               238-December 5, 2002            322-May 5, 2003
71-March 11, 2002               155-July 22, 2002               239-December 6, 2002            323-May 6, 2003
72-March 12, 2002               156-July 24, 2002               240-December 9, 2002            324-May 7, 2003
73-March 13, 2002               157-July 25, 2002               241-December 16, 2002           325-May 8, 2003
74-March 14, 2002               158-July 26, 2002               242-December 17, 2002           326-May 12, 2003
75-March 15, 2002               159-July 29, 2002               243-December 18, 2002           327-May 13, 2003
76-March 18, 2002               160-July 30, 2002               244-December 19, 2002           328-May 14, 2003
77-March 19, 2002               161-July 31, 2002               245-December 23, 2002           329-May 15, 2003
78-March 20, 2002               162-August 1, 2002              246-December 27, 2002           330-May 19, 2003
79-March 21, 2002               163-August 5, 2002              247-December 30, 2002           331-May 20, 2003
80-March 22, 2002               164-August 6, 2002              248-December 31, 2002           332-May 21, 2003
81-March 25, 2002               165-August 7, 2002              249-January 2, 2003             333-May 22, 2003
82-March 26, 2002               166-August 8, 2002              250-January 3, 2003             334-May 23, 2003
83-March 27, 2002               167-August 12, 2002             251-January 6, 2003             335-May 27, 2003
84-March 28, 2002               168-August 13, 2002             252-January 9, 2003             336-May 28, 2003


337-May 29, 2003                421-September 30, 2003          505-January 29, 2004            589-May 28, 2004
338-May 30, 2003                422-October 1, 2003             506-January 30, 2004            590-June 1, 2004
339-June 2, 2003                423-October 2, 2003             507-February 2, 2004            591-June 2, 2004
340-June 3, 2003                424-October 3, 2003             508-February 3, 2004            592-June 3, 2004
341-June 4, 2003                425-October 4, 2003             509-February 4, 2004            593-June 4, 2004
342-June 5, 2003                426-October 6, 2003             510-February 5, 2004            594-June 7, 2004
343-June 6, 2003                427-October 7, 2003             511-February 6, 2004            595-June 8, 2004
344-June 9, 2003                428-October 8, 2003             512-February 9, 2004            596-June 9, 2004
345-June 10, 2003               429-October 9, 2003             513-February 10, 2004           597-June 10, 2004
346-June 11, 2003               430-October 10, 2003            514-February 11, 2004           598-June 14, 2004
347-June 12, 2003               431-October 13, 2003            515-February 12, 2004           599-June 15, 2004
348-June 13, 2003               432-October 14, 2003            516-February 13, 2004           600-June 16, 2004
349-June 16, 2003               433-October 15, 2003            517-February 17, 2004           601-June 17, 2004
350-June 17, 2003               434-October 16, 2003            518-February 18, 2004           602-June 18, 2004
351-June 18, 2003               435-October 17, 2003            519-February 19, 2004           603-June 21, 2004
352-June 19, 2003               436-October 20, 2003            520-February 20, 2004           604-June 22, 2004
353-June 20, 2003               437-October 21, 2003            521-February 23, 2004           605-June 23, 2004
354-June 23, 2003               438-October 22, 2003            522-February 24, 2004           606-June 24, 2004
355-June 24, 2003               439-October 23, 2003            523-February 25, 2004           607-June 25, 2004
356-June 25, 2003               440-October 24, 2003            524-February 26, 2004           608-June 28, 2004
357-June 26, 2003               441-October 27, 2003            525-February 27, 2004           609-June 29, 2004
358-June 27, 2003               442-October 28, 2003            526-March 1, 2004               610-July 1, 2004
359-June 30, 2003               443-October 29, 2003            527-March 2, 2004               611-July 2, 2004
360-July 1, 2003                444-October 30, 2003            528-March 3, 2004               612-July 6, 2004
361-July 2, 2003                445-October 31, 2003            529-March 4, 2004               613-July 7, 2004
362-July 3, 2003                446-November 3, 2003            530-March 5, 2004               614-July 8, 2004
363-July 7, 2003                447-November 4, 2003            531-March 8, 2004               615-July 9, 2004
364-July 8, 2003                448-November 5, 2003            532-March 9, 2004               616-July 12, 2004
365-July 9, 2003                449-November 6, 2003            533-March 10, 2004              617-July 13, 2004
366-July 10, 2003               450-November 7, 2003            534-March 11, 2004              618-July 14, 2004
367-July 11, 2003               451-November 10, 2003           535-March 12, 2004              619-July 15, 2004
368-July 14, 2003               452-November 11, 2003           536-March 15, 2004              620-July 16, 2004
369-July 15, 2003               453-November 12, 2003           537-March 16, 2004              621-July 19, 2004
370-July 17, 2003               454-November 13, 2003           538-March 17, 2004              622-July 20, 2004
371-July 18, 2003               455-November 14, 2003           539-March 18, 2004              623-July 21, 2004
372-July 21, 2003               456-November 17, 2003           540-March 19, 2004              624-July 22, 2004
373-July 22, 2003               457-November 18, 2003           541-March 22, 2004              625-July 23, 2004
374-July 23, 2003               458-November 19, 2003           542-March 23, 2004              626-July 26, 2004
375-July 24, 2003               459-November 20, 2003           543-March 24, 2004              627-July 27, 2004
376-July 25, 2003               460-November 21, 2003           544-March 25, 2004              628-July 28, 2004
377-July 28, 2003               461-November 24, 2003           545-March 26, 2004              629-July 29, 2004
378-July 29, 2003               462-November 25, 2003           546-March 29, 2004              630-July 30, 2004
379-July 30, 2003               463-November 26, 2003           547-March 30, 2004              631-August 2, 2004
380-July 31, 2003               464-November 28, 2003           548-March 31, 2004              632-August 3, 2004
381-August 1, 2003              465-December 1, 2003            549-April 1, 2004               633-August 4, 2004
382-August 4, 2003              466-December 2, 2003            550-April 2, 2004               634-August 5, 2004
383-August 5, 2003              467-December 3, 2003            551-April 5, 2004               635-August 6, 2004
384-August 6, 2003              468-December 4, 2003            552-April 6, 2004               636-August 9, 2004
385-August 7, 2003              469-December 5, 2003            553-April 7, 2004               637-August 10, 2004
386-August 8, 2003              470-December 8, 2003            554-April 8, 2004               638-August 11, 2004
387-August 11, 2003             471-December 9, 2003            555-April 12, 2004              639-August 12, 2004
388-August 12, 2003             472-December 10, 2003           556-April 13, 2004              640-August 13, 2004
389-August 13, 2003             473-December 11, 2003           557-April 14, 2004              641-August 16, 2004
390-August 14, 2003             474-December 12, 2003           558-April 15, 2004              642-August 17, 2004
391-August 15, 2003             475-December 15, 2003           559-April 16, 2004              643-August 18, 2004
392-August 18, 2003             476-December 16, 2003           560-April 19, 2004              644-August 19, 2004
393-August 19, 2003             477-December 17, 2003           561-April 20, 2004              645-August 20, 2004
394-August 20, 2003             478-December 18, 2003           562-April 21, 2004              646-August 23, 2004
395-August 21, 2003             479-December 19, 2003           563-April 22, 2004              647-August 24, 2004
396-August 22, 2003             480-December 22, 2003           564-April 23, 2004              648-August 25, 2004
397-August 25, 2003             481-December 23, 2003           565-April 26, 2004              649-August 26, 2004
398-August 26, 2003             482-December 24, 2003           566-April 27, 2004              650-August 27, 2004
399-August 27, 2003             483-December 26, 2003           567-April 28, 2004              651-August 30, 2004
400-August 28, 2003             484-December 29, 2003           568-April 29, 2004              652-August 31, 2004
401-August 29, 2003             485-December 30, 2003           569-April 30, 2004              653-September 1, 2004
402-September 2, 2003           486-December 31, 2003           570-May 3, 2004                 654-September 2, 2004
403-September 3, 2003           487-January 2, 2004             571-May 4, 2004                 655-September 3, 2004
404-September 5, 2003           488-January 5, 2004             572-May 5, 2004                 656-September 7, 2004
405-September 8, 2003           489-January 6, 2004             573-May 6, 2004                 657-September 8, 2004
406-September 9, 2003           490-January 7, 2004             574-May 7, 2004                 658-September 9, 2004
407-September 10, 2003          491-January 8, 2004             575-May 10, 2004                659-September 10, 2004
408-September 11, 2003          492-January 9, 2004             576-May 11, 2004                660-September 13, 2004
409-September 12, 2003          493-January 12, 2004            577-May 12, 2004                661-September 14, 2004
410-September 15, 2003          494-January 13, 2004            578-May 13, 2004                662-September 15, 2004
411-September 16, 2003          495-January 14, 2004            579-May 14, 2004                663-September 16, 2004
412-September 17, 2003          496-January 15, 2004            580-May 17, 2004                664-September 17, 2004
413-September 18, 2003          497-January 16, 2004            581-May 18, 2004                665-September 20, 2004
414-September 19, 2003          498-January 20, 2004            582-May 19, 2004                666-September 21, 2004
415-September 22, 2003          499-January 21, 2004            583-May 20, 2004                667-September 22, 2004
416-September 23, 2003          500-January 22, 2004            584-May 21, 2004                668-September 23, 2004
417-September 24, 2003          501-January 23, 2004            585-May 24, 2004                669-September 24, 2004
418-September 25, 2003          502-January 26, 2004            586-May 25, 2004                670-September 27, 2004
419-September 26, 2003          503-January 27, 2004            587-May 26, 2004                671-September 28, 2004
420-September 29, 2003          504-January 28, 2004            588-May 27, 2004                672-September 29, 2004


673-September 30, 2004
674-October 1, 2004
675-October 4, 2004
676-October 5, 2004
677-October 6, 2004
678-October 7, 2004
679-October 8, 2004
680-October 11, 2004
681-October 12, 2004
682-October 13, 2004
683-October 14, 2004
684-October 15, 2004
685-October 18, 2004
686-October 19, 2004
687-October 20, 2004
688-October 21, 2004
689-October 22, 2004
690-October 25, 2004
691-October 26, 2004
692-October 27, 2004
693-October 28, 2004
694-October 29, 2004
695-November 1, 2004
696-November 2, 2004
697-November 3, 2004
698-November 4, 2004
699-November 5, 2004
700-November 8, 2004
701-November 9, 2004
702-November 10, 2004
703-November 11, 2004
704-November 12, 2004
705-November 15, 2004
706-November 16, 2004
707-November 17, 2004
708-November 18, 2004
709-November 19, 2004
710-November 22, 2004
711-November 23, 2004
712-November 24, 2004
713-November 26, 2004
714-November 29, 2004
715-November 30, 2004
716-December 1, 2004
717-December 2, 2004
718-December 3, 2004
719-December 6, 2004
720-December 7, 2004
721-December 8, 2004
722-December 9, 2004
723-December 10, 2004
724-December 13, 2004
725-December 14, 2004
726-December 15, 2004
727-December 16, 2004
728-December 17, 2004
729-December 20, 2004
730-December 21, 2004
731-December 22, 2004
732-December 23, 2004
733-December 27, 2004
734-December 28, 2004
735-December 29, 2004
736-December 30, 2004
737-December 31, 2004



                      Jackson National Separate Account - I




                                [OBJECT OMITTED]


                              Financial Statements

                               December 31, 2004

JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2004


                                                        Fifth            Fifth Third            Fifth          Fifth Third
                                                    Third Balanced    Disciplined Value     Third Mid Cap    Quality Growth
                                                    VIP Portfolio       VIP Portfolio       VIP Portfolio     VIP Portfolio
                                                   -----------------  -------------------  ----------------  ----------------
ASSETS
Investments, at value (a)                                 $ 122,560          $ 3,841,065       $ 1,690,673       $ 3,315,794
Receivables:
   Investment securities sold                                    21               36,670            15,510            17,978
   Sub-account units sold                                       684               27,343             1,618             4,391
                                                   -----------------  -------------------  ----------------  ----------------
TOTAL ASSETS                                                123,265            3,905,078         1,707,801         3,338,163
                                                   -----------------  -------------------  ----------------  ----------------

LIABILITIES
Payables:
   Investment securities purchased                              684               27,343             1,618             4,391
   Sub-account units redeemed                                    16               36,493            15,433            17,825
   Insurance fees due to Jackson National Life                    5                  177                77               153
                                                   -----------------  -------------------  ----------------  ----------------
TOTAL LIABILITIES                                               705               64,013            17,128            22,369
                                                   -----------------  -------------------  ----------------  ----------------
NET ASSETS (NOTE 7)                                       $ 122,560          $ 3,841,065       $ 1,690,673       $ 3,315,794
-------------------------------------------------  =================  ===================  ================  ================


(a)  Investment shares                                       10,146              257,099           108,795           435,715
     Investments at cost                                  $ 119,852          $ 3,586,615       $ 1,537,291       $ 3,090,290



                                                          JNL/                   JNL/                 JNL/
                                                      AIM Large Cap          AIM Premier         AIM Small Cap        JNL/Alger
                                                    Growth Portfolio     Equity II Portfolio    Growth Portfolio   Growth Portfolio
                                                   --------------------  --------------------- ------------------- -----------------
ASSETS
Investments, at value (a)                                 $ 63,173,237                    $ -        $ 39,023,550     $ 165,723,549
Receivables:
   Investment securities sold                                   46,755                      -              44,321           146,107
   Sub-account units sold                                       31,135                      -               8,659            32,496
                                                   --------------------  --------------------- ------------------- -----------------
TOTAL ASSETS                                                63,251,127                      -          39,076,530       165,902,152
                                                   --------------------  --------------------- ------------------- -----------------

LIABILITIES
Payables:
   Investment securities purchased                              31,135                      -               8,659            32,496
   Sub-account units redeemed                                   43,965                      -              42,615           139,567
   Insurance fees due to Jackson National Life                   2,790                      -               1,706             6,540
                                                   --------------------  --------------------- ------------------- -----------------
TOTAL LIABILITIES                                               77,890                      -              52,980           178,603
                                                   --------------------  --------------------- ------------------- -----------------
NET ASSETS (NOTE 7)                                       $ 63,173,237                    $ -        $ 39,023,550     $ 165,723,549
-------------------------------------------------  ====================  ===================== =================== =================


(a)  Investment shares                                       5,413,302                      -           3,129,395        10,691,842
     Investments at cost                                  $ 56,048,011                    $ -        $ 33,985,540     $ 167,452,495


                                                          JNL/
                                                    Alliance Capital     JNL/Eagle Core
                                                    Growth Portfolio    Equity Portfolio
                                                   -------------------  -----------------
ASSETS
Investments, at value (a)                                $ 30,755,555       $ 84,921,319
Receivables:
   Investment securities sold                                  13,625             20,134
   Sub-account units sold                                      25,137             38,518
                                                   -------------------  -----------------
TOTAL ASSETS                                               30,794,317         84,979,971
                                                   -------------------  -----------------

LIABILITIES
Payables:
   Investment securities purchased                             25,137             38,518
   Sub-account units redeemed                                  12,357             16,630
   Insurance fees due to Jackson National Life                  1,268              3,504
                                                   -------------------  -----------------
TOTAL LIABILITIES                                              38,762             58,652
                                                   -------------------  -----------------
NET ASSETS (NOTE 7)                                      $ 30,755,555       $ 84,921,319
-------------------------------------------------  ===================  =================


(a)  Investment shares                                      2,923,532          5,676,559
     Investments at cost                                 $ 28,588,871       $ 78,288,081


                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2004


                                                       JNL/Eagle             JNL/FMR            JNL/FMR          JNL/JPMorgan
                                                        SmallCap            Balanced            Capital          International
                                                    Equity Portfolio        Portfolio      Growth Portfolio     Value Portfolio
                                                   -------------------  ------------------ ------------------  ------------------
ASSETS
Investments, at value (a)                                $ 92,613,313        $ 97,767,851      $ 136,151,828        $ 72,980,461
Receivables:
   Investment securities sold                                  29,855             276,064             56,862              17,794
   Sub-account units sold                                      50,134              79,088              8,080             111,800
                                                   -------------------  ------------------ ------------------  ------------------
TOTAL ASSETS                                               92,693,302          98,123,003        136,216,770          73,110,055
                                                   -------------------  ------------------ ------------------  ------------------

LIABILITIES
Payables:
   Investment securities purchased                             50,134              79,088              8,080             111,800
   Sub-account units redeemed                                  26,077             272,009             51,570              14,562
   Insurance fees due to Jackson National Life                  3,778               4,055              5,292               3,232
                                                   -------------------  ------------------ ------------------  ------------------
TOTAL LIABILITIES                                              79,989             355,152             64,942             129,594
                                                   -------------------  ------------------ ------------------  ------------------
NET ASSETS (NOTE 7)                                      $ 92,613,313        $ 97,767,851      $ 136,151,828        $ 72,980,461
-------------------------------------------------  ===================  ================== ==================  ==================


(a)  Investment shares                                      4,637,622           9,757,271          8,688,694           7,855,809
     Investments at cost                                 $ 72,252,070        $ 89,046,974      $ 130,617,384        $ 61,941,452


                                                       JNL/Lazard          JNL/Lazard                             JNL/MCM
                                                         Mid Cap            Small Cap           JNL/MCM          Bond Index
                                                     Value Portfolio     Value Portfolio     25 Portfolio        Portfolio
                                                   -------------------- ------------------  ----------------  -----------------
ASSETS
Investments, at value (a)                                $ 133,656,872      $ 112,999,192     $ 411,611,944      $ 111,203,668
Receivables:
   Investment securities sold                                   69,697            285,224           832,058             39,648
   Sub-account units sold                                      375,085            140,845           651,580            406,903
                                                   -------------------- ------------------  ----------------  -----------------
TOTAL ASSETS                                               134,101,654        113,425,261       413,095,582        111,650,219
                                                   -------------------- ------------------  ----------------  -----------------

LIABILITIES
Payables:
   Investment securities purchased                             375,085            140,845           651,580            406,903
   Sub-account units redeemed                                   63,885            280,341           813,635             34,534
   Insurance fees due to Jackson National Life                   5,812              4,883            18,423              5,114
                                                   -------------------- ------------------  ----------------  -----------------
TOTAL LIABILITIES                                              444,782            426,069         1,483,638            446,551
                                                   -------------------- ------------------  ----------------  -----------------
NET ASSETS (NOTE 7)                                      $ 133,656,872      $ 112,999,192     $ 411,611,944      $ 111,203,668
-------------------------------------------------  ==================== ==================  ================  =================


(a)  Investment shares                                       9,117,113          8,182,418        31,735,693         10,268,113
     Investments at cost                                 $ 122,096,637      $ 101,727,096     $ 329,180,434      $ 109,002,643



                                                         JNL/MCM               JNL/MCM
                                                      Communications       Consumer Brands
                                                     Sector Portfolio      Sector Portfolio
                                                   ---------------------  -------------------
ASSETS
Investments, at value (a)                                  $ 16,654,347         $ 14,747,767
Receivables:
   Investment securities sold                                     1,681                6,062
   Sub-account units sold                                         2,969                9,823
                                                   ---------------------  -------------------
TOTAL ASSETS                                                 16,658,997           14,763,652
                                                   ---------------------  -------------------

LIABILITIES
Payables:
   Investment securities purchased                                2,969                9,823
   Sub-account units redeemed                                       945                5,449
   Insurance fees due to Jackson National Life                      736                  613
                                                   ---------------------  -------------------
TOTAL LIABILITIES                                                 4,650               15,885
                                                   ---------------------  -------------------
NET ASSETS (NOTE 7)                                        $ 16,654,347         $ 14,747,767
-------------------------------------------------  =====================  ===================


(a)  Investment shares                                        3,378,164            1,250,871
     Investments at cost                                   $ 18,649,741         $ 12,530,804

                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2004


                                                                              JNL/MCM
                                                         JNL/MCM              Enhanced              JNL/MCM           JNL/MCM
                                                         Energy            S&P 500 Stock           Financial           Global
                                                    Sector Portfolio      Index Portfolio      Sector Portfolio     15 Portfolio
                                                   -------------------- ---------------------  ------------------ ----------------
ASSETS
Investments, at value (a)                                 $ 52,129,280          $ 58,425,211        $ 28,505,269    $ 395,535,457
Receivables:
   Investment securities sold                                   40,531                28,810               3,017          316,765
   Sub-account units sold                                      106,089               137,302              26,777          797,629
                                                   -------------------- ---------------------  ------------------ ----------------
TOTAL ASSETS                                                52,275,900            58,591,323          28,535,063      396,649,851
                                                   -------------------- ---------------------  ------------------ ----------------

LIABILITIES
Payables:
   Investment securities purchased                             106,089               137,302              26,777          797,629
   Sub-account units redeemed                                   38,192                26,237               1,799          299,212
   Insurance fees due to Jackson National Life                   2,339                 2,573               1,218           17,553
                                                   -------------------- ---------------------  ------------------ ----------------
TOTAL LIABILITIES                                              146,620               166,112              29,794        1,114,394
                                                   -------------------- ---------------------  ------------------ ----------------
NET ASSETS (NOTE 7)                                       $ 52,129,280          $ 58,425,211        $ 28,505,269    $ 395,535,457
-------------------------------------------------  ==================== =====================  ================== ================


(a)  Investment shares                                       2,766,947             6,639,228           2,172,658       30,998,077
     Investments at cost                                  $ 45,021,319          $ 51,082,940        $ 23,947,469    $ 311,411,098



                                                                                                                     JNL/MCM
                                                         JNL/MCM             JNL/MCM             JNL/MCM         Pharmaceutical/
                                                      International           JNL 5              Nasdaq(R)          Healthcare
                                                     Index Portfolio        Portfolio         15 Portfolio       Sector Portfolio
                                                   -------------------- ------------------  ------------------ --------------------
ASSETS
Investments, at value (a)                                $ 162,270,172       $ 81,382,642         $ 9,084,379         $ 39,865,181
Receivables:
   Investment securities sold                                  150,281            100,268                 952               18,921
   Sub-account units sold                                      415,447            894,684              11,234               31,533
                                                   -------------------- ------------------  ------------------ --------------------
TOTAL ASSETS                                               162,835,900         82,377,594           9,096,565           39,915,635
                                                   -------------------- ------------------  ------------------ --------------------

LIABILITIES
Payables:
   Investment securities purchased                             415,447            894,684              11,234               31,533
   Sub-account units redeemed                                  142,906             96,371                 559               17,208
   Insurance fees due to Jackson National Life                   7,375              3,897                 393                1,713
                                                   -------------------- ------------------  ------------------ --------------------
TOTAL LIABILITIES                                              565,728            994,952              12,186               50,454
                                                   -------------------- ------------------  ------------------ --------------------
NET ASSETS (NOTE 7)                                      $ 162,270,172       $ 81,382,642         $ 9,084,379         $ 39,865,181
-------------------------------------------------  ==================== ==================  ================== ====================


(a)  Investment shares                                      11,870,532          7,452,623             835,729            3,416,040
     Investments at cost                                 $ 133,152,958       $ 78,308,822         $ 8,647,135         $ 38,726,619


                                                        JNL/MCM           JNL/MCM
                                                     S&P 400 MidCap       S&P 500
                                                    Index Portfolio     Index Portfolio
                                                   -------------------  -------------
ASSETS
Investments, at value (a)                               $ 185,042,426   $286,238,045
Receivables:
   Investment securities sold                                 645,135        148,801
   Sub-account units sold                                     610,260        692,307
                                                   -------------------  -------------
TOTAL ASSETS                                              186,297,821    287,079,153
                                                   -------------------  -------------

LIABILITIES
Payables:
   Investment securities purchased                            610,260        692,307
   Sub-account units redeemed                                 636,658        135,779
   Insurance fees due to Jackson National Life                  8,477         13,022
                                                   -------------------  -------------
TOTAL LIABILITIES                                           1,255,395        841,108
                                                   -------------------  -------------
NET ASSETS (NOTE 7)                                     $ 185,042,426   $286,238,045
-------------------------------------------------  ===================  =============


(a)  Investment shares                                     13,933,918     26,851,599
     Investments at cost                                $ 156,254,122   $258,113,180


                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2004


                                                         JNL/MCM              JNL/MCM              JNL/MCM            JNL/MCM
                                                     Select Small Cap        Small Cap           Technology          The Dow SM
                                                         Portfolio        Index Portfolio     Sector Portfolio      5 Portfolio
                                                   --------------------- -------------------  ------------------  -----------------
ASSETS
Investments, at value (a)                                 $ 356,176,523       $ 162,489,576        $ 29,544,518                $ -
Receivables:
   Investment securities sold                                   172,988             143,831               4,918                  -
   Sub-account units sold                                     1,081,603             953,229              28,903                  -
                                                   --------------------- -------------------  ------------------  -----------------
TOTAL ASSETS                                                357,431,114         163,586,636          29,578,339                  -
                                                   --------------------- -------------------  ------------------  -----------------

LIABILITIES
Payables:
   Investment securities purchased                            1,081,603             953,229              28,903                  -
   Sub-account units redeemed                                   157,234             136,419               3,690                  -
   Insurance fees due to Jackson National Life                   15,754               7,412               1,228                  -
                                                   --------------------- -------------------  ------------------  -----------------
TOTAL LIABILITIES                                             1,254,591           1,097,060              33,821                  -
                                                   --------------------- -------------------  ------------------  -----------------
NET ASSETS (NOTE 7)                                       $ 356,176,523       $ 162,489,576        $ 29,544,518                $ -
-------------------------------------------------  ===================== ===================  ==================  =================


(a)  Investment shares                                       17,853,460          12,099,000           4,765,245                  -
     Investments at cost                                  $ 287,723,466       $ 135,541,384        $ 33,907,240                $ -



                                                         JNL/MCM             JNL/MCM              JNL/MCM            JNL/MCM
                                                       The Dow SM            The S&P(R)         Value Line(R)          VIP
                                                      10 Portfolio         10 Portfolio        25 Portfolio         Portfolio
                                                   -------------------- -------------------  ------------------  -----------------
ASSETS
Investments, at value (a)                                $ 429,752,717       $ 361,642,110        $ 33,044,335       $ 21,516,111
Receivables:
   Investment securities sold                                  220,409             221,429               7,178              3,549
   Sub-account units sold                                      817,339             718,028             320,184            359,798
                                                   -------------------- -------------------  ------------------  -----------------
TOTAL ASSETS                                               430,790,465         362,581,567          33,371,697         21,879,458
                                                   -------------------- -------------------  ------------------  -----------------

LIABILITIES
Payables:
   Investment securities purchased                             817,339             718,028             320,184            359,798
   Sub-account units redeemed                                  201,515             205,418               5,688              2,512
   Insurance fees due to Jackson National Life                  18,894              16,011               1,490              1,037
                                                   -------------------- -------------------  ------------------  -----------------
TOTAL LIABILITIES                                            1,037,748             939,457             327,362            363,347
                                                   -------------------- -------------------  ------------------  -----------------
NET ASSETS (NOTE 7)                                      $ 429,752,717       $ 361,642,110        $ 33,044,335       $ 21,516,111
-------------------------------------------------  ==================== ===================  ==================  =================


(a)  Investment shares                                      41,322,377          33,516,414           2,880,936          1,938,388
     Investments at cost                                 $ 382,906,546       $ 302,270,438        $ 30,802,931       $ 20,651,301



                                                    JNL/Oppenheimer
                                                     Global Growth      JNL/Oppenheimer
                                                       Portfolio        Growth Portfolio
                                                   -------------------  -----------------
ASSETS
Investments, at value (a)                               $ 100,399,930       $ 21,412,993
Receivables:
   Investment securities sold                                  69,737              4,093
   Sub-account units sold                                     174,981             18,349
                                                   -------------------  -----------------
TOTAL ASSETS                                              100,644,648         21,435,435
                                                   -------------------  -----------------

LIABILITIES
Payables:
   Investment securities purchased                            174,981             18,349
   Sub-account units redeemed                                  65,476              3,167
   Insurance fees due to Jackson National Life                  4,261                926
                                                   -------------------  -----------------
TOTAL LIABILITIES                                             244,718             22,442
                                                   -------------------  -----------------
NET ASSETS (NOTE 7)                                     $ 100,399,930       $ 21,412,993
-------------------------------------------------  ===================  =================


(a)  Investment shares                                      8,422,813          2,481,227
     Investments at cost                                 $ 80,905,730       $ 20,082,465

                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2004


                                                                               JNL/
                                                        JNL/PIMCO           PPM America                              JNL/Putnam
                                                       Total Return         High Yield           JNL/Putnam         International
                                                      Bond Portfolio      Bond Portfolio      Equity Portfolio    Equity Portfolio
                                                   --------------------- ----------------- -------------------  ------------------
ASSETS
Investments, at value (a)                                 $ 233,210,449               $ -       $ 135,414,801        $ 78,421,955
Receivables:
   Investment securities sold                                    77,890                 -             114,823              53,475
   Sub-account units sold                                       394,374                 -               1,526               3,376
                                                   --------------------- ----------------- -------------------  ------------------
TOTAL ASSETS                                                233,682,713                 -         135,531,150          78,478,806
                                                   --------------------- ----------------- -------------------  ------------------

LIABILITIES
Payables:
   Investment securities purchased                              394,374                 -               1,526               3,376
   Sub-account units redeemed                                    67,838                 -             109,588              50,291
   Insurance fees due to Jackson National Life                   10,052                 -               5,235               3,184
                                                   --------------------- ----------------- -------------------  ------------------
TOTAL LIABILITIES                                               472,264                 -             116,349              56,851
                                                   --------------------- ----------------- -------------------  ------------------
NET ASSETS (NOTE 7)                                       $ 233,210,449               $ -       $ 135,414,801        $ 78,421,955
-------------------------------------------------  ===================== ================= ===================  ==================


(a)  Investment shares                                       19,499,201                 -           7,284,282           7,103,438
     Investments at cost                                  $ 230,076,367               $ -       $ 142,654,019        $ 67,548,900



                                                        JNL/Putnam          JNL/Putnam           JNL/S&P             JNL/S&P
                                                          Midcap           Value Equity       Core Index 50       Core Index 75
                                                     Growth Portfolio        Portfolio          Portfolio           Portfolio
                                                   --------------------- ------------------ ------------------  ------------------
ASSETS
Investments, at value (a)                                  $ 28,326,151      $ 195,302,756                $ -                 $ -
Receivables:
   Investment securities sold                                    21,086             59,704                  -                   -
   Sub-account units sold                                        17,693             22,827                  -                   -
                                                   --------------------- ------------------ ------------------  ------------------
TOTAL ASSETS                                                 28,364,930        195,385,287                  -                   -
                                                   --------------------- ------------------ ------------------  ------------------

LIABILITIES
Payables:
   Investment securities purchased                               17,693             22,827                  -                   -
   Sub-account units redeemed                                    19,889             52,049                  -                   -
   Insurance fees due to Jackson National Life                    1,197              7,655                  -                   -
                                                   --------------------- ------------------ ------------------  ------------------
TOTAL LIABILITIES                                                38,779             82,531                  -                   -
                                                   --------------------- ------------------ ------------------  ------------------
NET ASSETS (NOTE 7)                                        $ 28,326,151      $ 195,302,756                $ -                 $ -
-------------------------------------------------  ===================== ================== ==================  ==================


(a)  Investment shares                                        3,501,378         11,211,410                  -                   -
     Investments at cost                                   $ 24,014,085      $ 178,560,564                $ -                 $ -



                                                        JNL/S&P          JNL/S&P Equity
                                                     Core Index 100        Aggressive
                                                       Portfolio        Growth Portfolio I
                                                   -------------------  -----------------
ASSETS
Investments, at value (a)                                         $ -                $ -
Receivables:
   Investment securities sold                                       -                  -
   Sub-account units sold                                           -                  -
                                                   -------------------  -----------------
TOTAL ASSETS                                                        -                  -
                                                   -------------------  -----------------

LIABILITIES
Payables:
   Investment securities purchased                                  -                  -
   Sub-account units redeemed                                       -                  -
   Insurance fees due to Jackson National Life                      -                  -
                                                   -------------------  -----------------
TOTAL LIABILITIES                                                   -                  -
                                                   -------------------  -----------------
NET ASSETS (NOTE 7)                                               $ -                $ -
-------------------------------------------------  ===================  =================


(a)  Investment shares                                              -                  -
     Investments at cost                                          $ -                $ -

                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2004


                                                                              JNL/               JNL/
                                                                          S&P Managed        S&P Managed               JNL/
                                                     JNL/S&P Equity        Aggressive        Conservative          S&P Managed
                                                   Growth Portfolio I   Growth Portfolio      Portfolio          Growth Portfolio
                                                   ------------------  ----------------- --------------------- ---------------------
ASSETS
Investments, at value (a)                                        $ -      $ 575,961,421          $ 11,968,161         $ 886,559,753
Receivables:
   Investment securities sold                                      -            493,941                 2,286               463,109
   Sub-account units sold                                          -            294,514                39,210               508,928
                                                   ------------------  ----------------- --------------------- ---------------------
TOTAL ASSETS                                                       -        576,749,876            12,009,657           887,531,790
                                                   ------------------  ----------------- --------------------- ---------------------

LIABILITIES
Payables:
   Investment securities purchased                                 -            294,514                39,210               508,928
   Sub-account units redeemed                                      -            469,602                 1,689               424,655
   Insurance fees due to Jackson National Life                     -             24,339                   597                38,454
                                                   ------------------  ----------------- --------------------- ---------------------
TOTAL LIABILITIES                                                  -            788,455                41,496               972,037
                                                   ------------------  ----------------- --------------------- ---------------------
NET ASSETS (NOTE 7)                                              $ -      $ 575,961,421          $ 11,968,161         $ 886,559,753
-------------------------------------------------  ==================  ================= ===================== =====================


(a)  Investment shares                                             -         48,440,826             1,156,344            72,490,577
     Investments at cost                                         $ -      $ 526,201,175          $ 11,785,685         $ 793,368,442


                                                         JNL/               JNL/
                                                     S&P Managed       S&P Managed         JNL/S&P              JNL/Salomon
                                                       Moderate           Moderate      Very Aggressive         Brothers High
                                                      Portfolio      Growth Portfolio  Growth Portfolio I     Yield Bond Portfolio
                                                   ---------------  ----------------- --------------------  -----------------------
ASSETS
Investments, at value (a)                            $ 17,713,775      $ 548,950,583                  $ -            $ 235,740,097
Receivables:
   Investment securities sold                               5,102            260,669                    -                  135,740
   Sub-account units sold                                 533,735            808,606                    -                  335,843
                                                   ---------------  ----------------- --------------------  -----------------------
TOTAL ASSETS                                           18,252,612        550,019,858                    -              236,211,680
                                                   ---------------  ----------------- --------------------  -----------------------

LIABILITIES
Payables:
   Investment securities purchased                        533,735            808,606                    -                  335,843
   Sub-account units redeemed                               4,229            236,704                    -                  125,634
   Insurance fees due to Jackson National Life                873             23,965                    -                   10,106
                                                   ---------------  ----------------- --------------------  -----------------------
TOTAL LIABILITIES                                         538,837          1,069,275                    -                  471,583
                                                   ---------------  ----------------- --------------------  -----------------------
NET ASSETS (NOTE 7)                                  $ 17,713,775      $ 548,950,583                  $ -            $ 235,740,097
-------------------------------------------------  ===============  ================= ====================  =======================


(a)  Investment shares                                  1,680,624         47,039,467                    -               27,701,539
     Investments at cost                             $ 17,305,637      $ 506,377,008                  $ -            $ 233,938,636



                                                                             JNL/Salomon
                                                                              Brothers
                                                       JNL/Salomon         U.S. Government
                                                   Brothers Strategic         & Quality
                                                     Bond Portfolio        Bond Portfolio
                                                   --------------------  --------------------
ASSETS
Investments, at value (a)                                $ 127,609,939         $ 166,535,805
Receivables:
   Investment securities sold                                   26,042                74,560
   Sub-account units sold                                      218,537               165,918
                                                   --------------------  --------------------
TOTAL ASSETS                                               127,854,518           166,776,283
                                                   --------------------  --------------------

LIABILITIES
Payables:
   Investment securities purchased                             218,537               165,918
   Sub-account units redeemed                                   20,745                67,837
   Insurance fees due to Jackson National Life                   5,297                 6,723
                                                   --------------------  --------------------
TOTAL LIABILITIES                                              244,579               240,478
                                                   --------------------  --------------------
NET ASSETS (NOTE 7)                                      $ 127,609,939         $ 166,535,805
-------------------------------------------------  ====================  ====================


(a)  Investment shares                                      11,125,540            14,724,651
     Investments at cost                                 $ 123,946,656         $ 169,825,861

                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2004

                                                         JNL/               JNL/Select          JNL/Select            JNL/
                                                    Select Balanced           Global            Large Cap         Select Money
                                                       Portfolio         Growth Portfolio    Growth Portfolio   Market Portfolio
                                                  --------------------  -------------------  -----------------  -----------------
ASSETS
Investments, at value (a)                               $ 347,226,552        $ 142,751,587      $ 204,976,467       $ 95,568,556
Receivables:
   Investment securities sold                                 130,213               88,894            119,205            171,056
   Sub-account units sold                                     170,286                2,499             56,401            263,770
                                                  --------------------  -------------------  -----------------  -----------------
TOTAL ASSETS                                              347,527,051          142,842,980        205,152,073         96,003,382
                                                  --------------------  -------------------  -----------------  -----------------

LIABILITIES
Payables:
   Investment securities purchased                            170,286                2,499             56,401            263,770
   Sub-account units redeemed                                 116,138               83,399            111,111            166,999
   Insurance fees due to Jackson National Life                 14,075                5,495              8,094              4,057
                                                  --------------------  -------------------  -----------------  -----------------
TOTAL LIABILITIES                                             300,499               91,393            175,606            434,826
                                                  --------------------  -------------------  -----------------  -----------------
NET ASSETS (NOTE 7)                                     $ 347,226,552        $ 142,751,587      $ 204,976,467       $ 95,568,556
------------------------------------------------- ====================  ===================  =================  =================


(a)  Investment shares                                     20,281,925            7,354,538         10,399,618         95,568,556
     Investments at cost                                $ 287,822,042        $ 163,179,200      $ 209,898,067       $ 95,564,818



                                                        JNL/             JNL/T. Rowe         JNL/T. Rowe            JNL/
                                                    Select Value      Price Established     Price Mid-Cap      T. Rowe Price
                                                      Portfolio        Growth Portfolio   Growth Portfolio    Value Portfolio
                                                  ------------------  ------------------- ------------------  -----------------
ASSETS
Investments, at value (a)                              $ 58,415,483        $ 323,718,530      $ 357,292,076      $ 240,613,630
Receivables:
   Investment securities sold                                27,592              138,716            192,208            129,507
   Sub-account units sold                                   104,901              324,904            465,911            164,960
                                                  ------------------  ------------------- ------------------  -----------------
TOTAL ASSETS                                             58,547,976          324,182,150        357,950,195        240,908,097
                                                  ------------------  ------------------- ------------------  -----------------

LIABILITIES
Payables:
   Investment securities purchased                          104,901              324,904            465,911            164,960
   Sub-account units redeemed                                25,058              125,690            177,780            119,307
   Insurance fees due to Jackson National Life                2,534               13,026             14,428             10,200
                                                  ------------------  ------------------- ------------------  -----------------
TOTAL LIABILITIES                                           132,493              463,620            658,119            294,467
                                                  ------------------  ------------------- ------------------  -----------------
NET ASSETS (NOTE 7)                                    $ 58,415,483        $ 323,718,530      $ 357,292,076      $ 240,613,630
------------------------------------------------- ==================  =================== ==================  =================


(a)  Investment shares                                    3,495,840           17,631,728         12,819,952         17,640,295
     Investments at cost                               $ 51,417,271        $ 273,028,268      $ 282,007,622      $ 199,657,293


                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED DECEMBER 31, 2004


                                                        Fifth             Fifth Third            Fifth           Fifth Third
                                                   Third Balanced      Disciplined Value     Third Mid Cap     Quality Growth
                                                  VIP Portfolio (a)    VIP Portfolio (a)   VIP Portfolio (a)  VIP Portfolio (a)
                                                 --------------------  ------------------  ------------------ ------------------
INVESTMENT INCOME
   Dividends                                                   $ 659             $ 9,644                 $ -                $ -
                                                 --------------------  ------------------  ------------------ ------------------

EXPENSES
   Insurance charges (Note 6)                                  1,127              21,070               9,370             19,330
                                                 --------------------  ------------------  ------------------ ------------------
TOTAL EXPENSES                                                 1,127              21,070               9,370             19,330
                                                 --------------------  ------------------  ------------------ ------------------
                                                 --------------------  ------------------  ------------------ ------------------
NET INVESTMENT LOSS                                             (468)            (11,426)             (9,370)           (19,330)
                                                 --------------------  ------------------  ------------------ ------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                       121                 463                   -                  -
   Investments                                                  (387)              9,390                (360)            (7,036)
Net change in unrealized appreciation
   (depreciation) on investments                               2,708             254,450             153,382            225,504
                                                 --------------------  ------------------  ------------------ ------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                        2,442             264,303             153,022            218,468
                                                 --------------------  ------------------  ------------------ ------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                           $ 1,974           $ 252,877           $ 143,652          $ 199,138
-----------------------------------------------  ====================  ==================  ================== ==================



                                                        JNL/                   JNL/                  JNL/
                                                    AIM Large Cap           AIM Premier         AIM Small Cap         JNL/Alger
                                                  Growth Portfolio     Equity II Portfolio (b) Growth Portfolio    Growth Portfolio
                                                 ------------------  ---------------------- ------------------- -------------------
INVESTMENT INCOME
   Dividends                                                   $ -                $ 14,980                 $ -            $ 15,788
                                                 ------------------  ---------------------- ------------------- -------------------

EXPENSES
   Insurance charges (Note 6)                              804,406                  54,017             628,815           2,519,123
                                                 ------------------  ---------------------- ------------------- -------------------
TOTAL EXPENSES                                             804,406                  54,017             628,815           2,519,123
                                                 ------------------  ---------------------- ------------------- -------------------
                                                 ------------------  ---------------------- ------------------- -------------------
NET INVESTMENT LOSS                                       (804,406)                (39,037)           (628,815)         (2,503,335)
                                                 ------------------  ---------------------- ------------------- -------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                       -                       -                   -                   -
   Investments                                           1,503,872                 534,716           1,973,251          (4,965,087)
Net change in unrealized appreciation
   (depreciation) on investments                         3,627,453                (752,140)            (78,958)         12,270,314
                                                 ------------------  ---------------------- ------------------- -------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                  5,131,325                (217,424)          1,894,293           7,305,227
                                                 ------------------  ---------------------- ------------------- -------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                     $ 4,326,919              $ (256,461)        $ 1,265,478         $ 4,801,892
-----------------------------------------------  ==================  ====================== =================== ===================



                                                        JNL/
                                                  Alliance Capital    JNL/Eagle Core
                                                  Growth Portfolio   Equity Portfolio
                                                 ------------------- -----------------
INVESTMENT INCOME
   Dividends                                               $ 74,940         $ 596,592
                                                 ------------------- -----------------

EXPENSES
   Insurance charges (Note 6)                               526,637         1,198,398
                                                 ------------------- -----------------
TOTAL EXPENSES                                              526,637         1,198,398
                                                 ------------------- -----------------
                                                 ------------------- -----------------
NET INVESTMENT LOSS                                        (451,697)         (601,806)
                                                 ------------------- -----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                        -                 -
   Investments                                              818,304           482,335
Net change in unrealized appreciation
   (depreciation) on investments                            945,171         3,858,147
                                                 ------------------- -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                   1,763,475         4,340,482
                                                 ------------------- -----------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                      $ 1,311,778       $ 3,738,676
-----------------------------------------------  =================== =================

(a) Commencement of operations May 3, 2004.
(b) Period from January 1, 2004 through April 30, 2004.

                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED DECEMBER 31, 2004

                                                     JNL/Eagle           JNL/FMR            JNL/FMR          JNL/JPMorgan
                                                     SmallCap            Balanced           Capital         International
                                                 Equity Portfolio       Portfolio      Growth Portfolio    Value Portfolio
                                                 ------------------  ----------------- ------------------  -----------------
INVESTMENT INCOME
   Dividends                                                   $ -        $ 1,183,312                $ -          $ 633,725
                                                 ------------------  ----------------- ------------------  -----------------

EXPENSES
   Insurance charges (Note 6)                            1,251,742          1,322,760          1,875,663            699,980
                                                 ------------------  ----------------- ------------------  -----------------
TOTAL EXPENSES                                           1,251,742          1,322,760          1,875,663            699,980
                                                 ------------------  ----------------- ------------------  -----------------
                                                 ------------------  ----------------- ------------------  -----------------
NET INVESTMENT LOSS                                     (1,251,742)          (139,448)        (1,875,663)           (66,255)
                                                 ------------------  ----------------- ------------------  -----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                       -                  -                  -              4,697
   Investments                                           4,614,824            849,225         (4,387,212)         1,426,910
Net change in unrealized appreciation
   (depreciation) on investments                         9,635,770          6,361,227         25,916,829          8,793,681
                                                 ------------------  ----------------- ------------------  -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                 14,250,594          7,210,452         21,529,617         10,225,288
                                                 ------------------  ----------------- ------------------  -----------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                    $ 12,998,852        $ 7,071,004       $ 19,653,954       $ 10,159,033
-----------------------------------------------  ==================  ================= ==================  =================


                                                    JNL/Lazard          JNL/Lazard                             JNL/MCM
                                                      Mid Cap            Small Cap          JNL/MCM           Bond Index
                                                  Value Portfolio     Value Portfolio     25 Portfolio        Portfolio
                                                 ------------------  ------------------ -----------------  -----------------
INVESTMENT INCOME
   Dividends                                             $ 168,218            $ 46,603               $ -          $ 311,498
                                                 ------------------  ------------------ -----------------  -----------------

EXPENSES
   Insurance charges (Note 6)                            1,482,444           1,454,896         4,313,460          1,311,673
                                                 ------------------  ------------------ -----------------  -----------------
TOTAL EXPENSES                                           1,482,444           1,454,896         4,313,460          1,311,673
                                                 ------------------  ------------------ -----------------  -----------------
                                                 ------------------  ------------------ -----------------  -----------------
NET INVESTMENT LOSS                                     (1,314,226)         (1,408,293)       (4,313,460)        (1,000,175)
                                                 ------------------  ------------------ -----------------  -----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies              13,787,609           9,277,665                 -              8,929
   Investments                                           4,568,860           4,263,015         8,632,859             67,833
Net change in unrealized appreciation
   (depreciation) on investments                         3,563,021             396,329        52,149,201          2,737,427
                                                 ------------------  ------------------ -----------------  -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                 21,919,490          13,937,009        60,782,060          2,814,189
                                                 ------------------  ------------------ -----------------  -----------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                    $ 20,605,264        $ 12,528,716      $ 56,468,600        $ 1,814,014
-----------------------------------------------  ==================  ================== =================  =================


                                                       JNL/MCM              JNL/MCM
                                                    Communications      Consumer Brands
                                                   Sector Portfolio     Sector Portfolio
                                                 ---------------------  -----------------
INVESTMENT INCOME
   Dividends                                                  $ 1,234                $ -
                                                 ---------------------  -----------------

EXPENSES
   Insurance charges (Note 6)                                 178,260            185,778
                                                 ---------------------  -----------------
TOTAL EXPENSES                                                178,260            185,778
                                                 ---------------------  -----------------
                                                 ---------------------  -----------------
NET INVESTMENT LOSS                                          (177,026)          (185,778)
                                                 ---------------------  -----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                          -                  -
   Investments                                             (2,027,478)           416,763
Net change in unrealized appreciation
   (depreciation) on investments                            3,948,504            834,229
                                                 ---------------------  -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                     1,921,026          1,250,992
                                                 ---------------------  -----------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                        $ 1,744,000        $ 1,065,214
-----------------------------------------------  =====================  =================


                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED DECEMBER 31, 2004


                                                                           JNL/MCM
                                                      JNL/MCM              Enhanced             JNL/MCM            JNL/MCM
                                                       Energy           S&P 500 Stock          Financial            Global
                                                  Sector Portfolio     Index Portfolio     Sector Portfolio     15 Portfolio
                                                 -------------------  -------------------  ------------------ ------------------
INVESTMENT INCOME
   Dividends                                                    $ -            $ 156,115            $ 15,660                $ -
                                                 -------------------  -------------------  ------------------ ------------------

EXPENSES
   Insurance charges (Note 6)                               458,517              695,806             334,767          4,012,820
                                                 -------------------  -------------------  ------------------ ------------------
TOTAL EXPENSES                                              458,517              695,806             334,767          4,012,820
                                                 -------------------  -------------------  ------------------ ------------------
                                                 -------------------  -------------------  ------------------ ------------------
NET INVESTMENT LOSS                                        (458,517)            (539,691)           (319,107)        (4,012,820)
                                                 -------------------  -------------------  ------------------ ------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                        -                    -               5,782                  -
   Investments                                            2,481,388            1,936,015             771,522          7,031,545
Net change in unrealized appreciation
   (depreciation) on investments                          5,796,680            3,204,559           2,234,235         63,094,617
                                                 -------------------  -------------------  ------------------ ------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                   8,278,068            5,140,574           3,011,539         70,126,162
                                                 -------------------  -------------------  ------------------ ------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                      $ 7,819,551          $ 4,600,883         $ 2,692,432       $ 66,113,342
-----------------------------------------------  ===================  ===================  ================== ==================



                                                                                                                   JNL/MCM
                                                        JNL/MCM             JNL/MCM            JNL/MCM         Pharmaceutical/
                                                     International           JNL 5             Nasdaq(R)          Healthcare
                                                    Index Portfolio      Portfolio (a)     15 Portfolio (a)    Sector Portfolio
                                                 ---------------------- -----------------  -----------------  -------------------
INVESTMENT INCOME
   Dividends                                                 $ 132,720         $ 176,909                $ -                $ 609
                                                 ---------------------- -----------------  -----------------  -------------------

EXPENSES
   Insurance charges (Note 6)                                1,671,859           125,025             25,515              498,039
                                                 ---------------------- -----------------  -----------------  -------------------
TOTAL EXPENSES                                               1,671,859           125,025             25,515              498,039
                                                 ---------------------- -----------------  -----------------  -------------------
                                                 ---------------------- -----------------  -----------------  -------------------
NET INVESTMENT LOSS                                         (1,539,139)           51,884            (25,515)            (497,430)
                                                 ---------------------- -----------------  -----------------  -------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                           -                 -                  -                    -
   Investments                                               2,924,060            97,174            176,363             (189,478)
Net change in unrealized appreciation
   (depreciation) on investments                            19,585,426         3,073,820            437,244            1,142,004
                                                 ---------------------- -----------------  -----------------  -------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                     22,509,486         3,170,994            613,607              952,526
                                                 ---------------------- -----------------  -----------------  -------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                        $ 20,970,347       $ 3,222,878          $ 588,092            $ 455,096
-----------------------------------------------  ====================== =================  =================  ===================


                                                       JNL/MCM            JNL/MCM
                                                   S&P 400 MidCap         S&P 500
                                                   Index Portfolio    Index Portfolio
                                                 -------------------- ----------------
INVESTMENT INCOME
   Dividends                                                 $ 8,793      $ 3,188,713
                                                 -------------------- ----------------

EXPENSES
   Insurance charges (Note 6)                              2,057,971        3,236,975
                                                 -------------------- ----------------
TOTAL EXPENSES                                             2,057,971        3,236,975
                                                 -------------------- ----------------
                                                 -------------------- ----------------
NET INVESTMENT LOSS                                       (2,049,178)         (48,262)
                                                 -------------------- ----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                         -        1,259,164
   Investments                                             3,560,028        4,200,901
Net change in unrealized appreciation
   (depreciation) on investments                          18,213,470       14,219,798
                                                 -------------------- ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                   21,773,498       19,679,863
                                                 -------------------- ----------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                      $ 19,724,320     $ 19,631,601
-----------------------------------------------  ==================== ================

(a) Inception date October 1, 2004.

                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED DECEMBER 31, 2004


                                                      JNL/MCM              JNL/MCM             JNL/MCM             JNL/MCM
                                                  Select Small Cap        Small Cap           Technology         The Dow SM
                                                      Portfolio        Index Portfolio     Sector Portfolio    5 Portfolio (b)
                                                 -------------------  ------------------  ------------------- ------------------
INVESTMENT INCOME
   Dividends                                                    $ -             $ 5,285                  $ -                $ -
                                                 -------------------  ------------------  ------------------- ------------------

EXPENSES
   Insurance charges (Note 6)                             3,816,494           1,795,619              352,914             36,658
                                                 -------------------  ------------------  ------------------- ------------------
TOTAL EXPENSES                                            3,816,494           1,795,619              352,914             36,658
                                                 -------------------  ------------------  ------------------- ------------------
                                                 -------------------  ------------------  ------------------- ------------------
NET INVESTMENT LOSS                                      (3,816,494)         (1,790,334)            (352,914)           (36,658)
                                                 -------------------  ------------------  ------------------- ------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                        -             311,422                    -                  -
   Investments                                            5,680,344           3,713,219           (2,298,330)           220,059
Net change in unrealized appreciation
   (depreciation) on investments                         36,997,497          16,898,702            2,967,226           (440,036)
                                                 -------------------  ------------------  ------------------- ------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                  42,677,841          20,923,343              668,896           (219,977)
                                                 -------------------  ------------------  ------------------- ------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                     $ 38,861,347        $ 19,133,009            $ 315,982         $ (256,635)
-----------------------------------------------  ===================  ==================  =================== ==================


                                                      JNL/MCM              JNL/MCM            JNL/MCM             JNL/MCM
                                                     The Dow SM           The S&P(R)        Value Line(R)           VIP
                                                    10 Portfolio        10 Portfolio      25 Portfolio (a)     Portfolio (a)
                                                 -------------------  ------------------ ------------------- ------------------
INVESTMENT INCOME
   Dividends                                                    $ -                 $ -                 $ -           $ 30,744
                                                 -------------------  ------------------ ------------------- ------------------

EXPENSES
   Insurance charges (Note 6)                             5,035,139           3,906,953              62,611             35,907
                                                 -------------------  ------------------ ------------------- ------------------
TOTAL EXPENSES                                            5,035,139           3,906,953              62,611             35,907
                                                 -------------------  ------------------ ------------------- ------------------
                                                 -------------------  ------------------ ------------------- ------------------
NET INVESTMENT LOSS                                      (5,035,139)         (3,906,953)            (62,611)            (5,163)
                                                 -------------------  ------------------ ------------------- ------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                        -                   -                   -                  -
   Investments                                            5,444,251           3,371,068             293,429             43,470
Net change in unrealized appreciation
   (depreciation) on investments                         11,248,740          47,391,044           2,241,404            864,810
                                                 -------------------  ------------------ ------------------- ------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                  16,692,991          50,762,112           2,534,833            908,280
                                                 -------------------  ------------------ ------------------- ------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                     $ 11,657,852        $ 46,855,159         $ 2,472,222          $ 903,117
-----------------------------------------------  ===================  ================== =================== ==================



                                                   JNL/Oppenheimer
                                                    Global Growth      JNL/Oppenheimer
                                                      Portfolio        Growth Portfolio
                                                 --------------------  ----------------
INVESTMENT INCOME
   Dividends                                               $ 123,250               $ -
                                                 --------------------  ----------------

EXPENSES
   Insurance charges (Note 6)                              1,175,860           298,253
                                                 --------------------  ----------------
TOTAL EXPENSES                                             1,175,860           298,253
                                                 --------------------  ----------------
                                                 --------------------  ----------------
NET INVESTMENT LOSS                                       (1,052,610)         (298,253)
                                                 --------------------  ----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                         -                 -
   Investments                                             2,906,021           226,622
Net change in unrealized appreciation
   (depreciation) on investments                          10,830,368           559,501
                                                 --------------------  ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                   13,736,389           786,123
                                                 --------------------  ----------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                      $ 12,683,779         $ 487,870
-----------------------------------------------  ====================  ================

(a) Inception date October 1, 2004.
(b) Period from January 1, 2004 through April 30, 2004.


                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED DECEMBER 31, 2004


                                                                             JNL/
                                                      JNL/PIMCO          PPM America                             JNL/Putnam
                                                    Total Return          High Yield          JNL/Putnam       International
                                                   Bond Portfolio     Bond Portfolio (a)   Equity Portfolio   Equity Portfolio
                                                 -------------------- -------------------  -----------------  -----------------
INVESTMENT INCOME
   Dividends                                             $ 3,688,769        $ 11,141,571          $ 777,911          $ 965,223
                                                 -------------------- -------------------  -----------------  -----------------

EXPENSES
   Insurance charges (Note 6)                              3,176,707           2,253,569          1,936,328          1,112,266
                                                 -------------------- -------------------  -----------------  -----------------
TOTAL EXPENSES                                             3,176,707           2,253,569          1,936,328          1,112,266
                                                 -------------------- -------------------  -----------------  -----------------
                                                 -------------------- -------------------  -----------------  -----------------
NET INVESTMENT LOSS                                          512,062           8,888,002         (1,158,417)          (147,043)
                                                 -------------------- -------------------  -----------------  -----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                 2,396,144                   -                  -                  -
   Investments                                             1,483,824            (362,945)        (6,779,438)         1,353,033
Net change in unrealized appreciation
   (depreciation) on investments                           1,358,598          (2,260,913)        22,388,177          8,625,912
                                                 -------------------- -------------------  -----------------  -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                    5,238,566          (2,623,858)        15,608,739          9,978,945
                                                 -------------------- -------------------  -----------------  -----------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                       $ 5,750,628         $ 6,264,144       $ 14,450,322        $ 9,831,902
-----------------------------------------------  ==================== ===================  =================  =================


                                                     JNL/Putnam         JNL/Putnam           JNL/S&P            JNL/S&P
                                                       Midcap          Value Equity       Core Index 50      Core Index 75
                                                  Growth Portfolio       Portfolio        Portfolio (a)      Portfolio (a)
                                                 ------------------- ------------------ ------------------ ------------------
INVESTMENT INCOME
   Dividends                                                    $ -        $ 2,655,740           $ 22,160           $ 45,613
                                                 ------------------- ------------------ ------------------ ------------------

EXPENSES
   Insurance charges (Note 6)                               370,478          2,823,663            112,408            176,284
                                                 ------------------- ------------------ ------------------ ------------------
TOTAL EXPENSES                                              370,478          2,823,663            112,408            176,284
                                                 ------------------- ------------------ ------------------ ------------------
                                                 ------------------- ------------------ ------------------ ------------------
NET INVESTMENT LOSS                                        (370,478)          (167,923)           (90,248)          (130,671)
                                                 ------------------- ------------------ ------------------ ------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                        -                  -            440,249            458,418
   Investments                                              505,926          1,840,064            726,307          1,196,983
Net change in unrealized appreciation
   (depreciation) on investments                          3,907,546         13,410,399           (915,335)        (1,224,822)
                                                 ------------------- ------------------ ------------------ ------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                   4,413,472         15,250,463            251,221            430,579
                                                 ------------------- ------------------ ------------------ ------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                      $ 4,042,994       $ 15,082,540          $ 160,973          $ 299,908
-----------------------------------------------  =================== ================== ================== ==================


                                                      JNL/S&P          JNL/S&P Equity
                                                   Core Index 100     Aggressive Growth
                                                   Portfolio (a)       Portfolio I (a)
                                                 ------------------- --------------------
INVESTMENT INCOME
   Dividends                                              $ 204,415             $ 33,181
                                                 ------------------- --------------------

EXPENSES
   Insurance charges (Note 6)                               471,666              617,070
                                                 ------------------- --------------------
TOTAL EXPENSES                                              471,666              617,070
                                                 ------------------- --------------------
                                                 ------------------- --------------------
NET INVESTMENT LOSS                                        (267,251)            (583,889)
                                                 ------------------- --------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                  822,784                    -
   Investments                                            4,303,418           (2,576,334)
Net change in unrealized appreciation
   (depreciation) on investments                         (4,158,556)           4,284,700
                                                 ------------------- --------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                     967,646            1,708,366
                                                 ------------------- --------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                        $ 700,395          $ 1,124,477
-----------------------------------------------  =================== ====================

(a) Period from January 1, 2004 through October 1, 2004.


                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED DECEMBER 31, 2004


                                                                             JNL/                JNL/
                                                       JNL/S&P            S&P Managed         S&P Managed             JNL/
                                                    Equity Growth          Aggressive        Conservative          S&P Managed
                                                   Portfolio I (c)     Growth Portfolio      Portfolio (a)      Growth Portfolio
                                                 --------------------  ------------------ --------------------  ------------------
INVESTMENT INCOME
   Dividends                                               $ 179,973           $ 599,589                  $ -         $ 4,537,245
                                                 --------------------  ------------------ --------------------  ------------------

EXPENSES
   Insurance charges (Note 6)                              1,942,221           4,084,390               23,481          11,245,615
                                                 --------------------  ------------------ --------------------  ------------------
TOTAL EXPENSES                                             1,942,221           4,084,390               23,481          11,245,615
                                                 --------------------  ------------------ --------------------  ------------------
                                                 --------------------  ------------------ --------------------  ------------------
NET INVESTMENT LOSS                                       (1,762,248)         (3,484,801)             (23,481)         (6,708,370)
                                                 --------------------  ------------------ --------------------  ------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                         -                   -                    -           2,829,053
   Investments                                           (10,016,215)          1,317,308               20,210           5,854,955
Net change in unrealized appreciation
   (depreciation) on investments                          14,728,217          51,913,824              182,476          73,149,187
                                                 --------------------  ------------------ --------------------  ------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                    4,712,002          53,231,132              202,686          81,833,195
                                                 --------------------  ------------------ --------------------  ------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                       $ 2,949,754        $ 49,746,331            $ 179,205        $ 75,124,825
-----------------------------------------------  ====================  ================== ====================  ==================


                                                        JNL/                 JNL/              JNL/S&P            JNL/Salomon
                                                     S&P Managed         S&P Managed       Very Aggressive       Brothers High
                                                      Moderate             Moderate             Growth            Yield Bond
                                                    Portfolio (a)      Growth Portfolio    Portfolio I (c)       Portfolio (b)
                                                 -------------------- ------------------- -------------------  ------------------
INVESTMENT INCOME
   Dividends                                                     $ -         $ 5,166,621            $ 13,239         $ 4,804,573
                                                 -------------------- ------------------- -------------------  ------------------

EXPENSES
   Insurance charges (Note 6)                                 31,694           7,186,642             720,678             869,790
                                                 -------------------- ------------------- -------------------  ------------------
TOTAL EXPENSES                                                31,694           7,186,642             720,678             869,790
                                                 -------------------- ------------------- -------------------  ------------------
                                                 -------------------- ------------------- -------------------  ------------------
NET INVESTMENT LOSS                                          (31,694)         (2,020,021)           (707,439)          3,934,783
                                                 -------------------- ------------------- -------------------  ------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                         -           7,773,374                   -              55,843
   Investments                                                26,989           4,214,671          (6,916,348)            296,555
Net change in unrealized appreciation
   (depreciation) on investments                             408,138          28,866,615           8,946,346           1,801,461
                                                 -------------------- ------------------- -------------------  ------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                      435,127          40,854,660           2,029,998           2,153,859
                                                 -------------------- ------------------- -------------------  ------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                         $ 403,433        $ 38,834,639         $ 1,322,559         $ 6,088,642
-----------------------------------------------  ==================== =================== ===================  ==================



                                                                         JNL/Salomon
                                                                           Brothers
                                                     JNL/Salomon        U.S. Government
                                                  Brothers Strategic       & Quality
                                                    Bond Portfolio      Bond Portfolio
                                                 ---------------------  ---------------
INVESTMENT INCOME
   Dividends                                              $ 5,482,050      $ 7,458,565
                                                 ---------------------  ---------------

EXPENSES
   Insurance charges (Note 6)                               1,715,910        2,582,826
                                                 ---------------------  ---------------
TOTAL EXPENSES                                              1,715,910        2,582,826
                                                 ---------------------  ---------------
                                                 ---------------------  ---------------
NET INVESTMENT LOSS                                         3,766,140        4,875,739
                                                 ---------------------  ---------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                  1,908,225          926,792
   Investments                                              2,219,789          454,877
Net change in unrealized appreciation
   (depreciation) on investments                           (1,701,315)      (2,322,054)
                                                 ---------------------  ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                     2,426,699         (940,385)
                                                 ---------------------  ---------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                        $ 6,192,839      $ 3,935,354
-----------------------------------------------  =====================  ===============

(a) Inception date October 1, 2004.
(b) Commencement of operations October 1, 2004.
(c) Period from January 1, 2004 through October 1, 2004.



                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED DECEMBER 31, 2004


                                                        JNL/              JNL/Select         JNL/Select            JNL/
                                                   Select Balanced          Global           Large Cap         Select Money
                                                      Portfolio        Growth Portfolio   Growth Portfolio   Market Portfolio
                                                 --------------------  -----------------  -----------------  ------------------
INVESTMENT INCOME
   Dividends                                               $ 341,366                $ -                $ -           $ 871,282
                                                 --------------------  -----------------  -----------------  ------------------

EXPENSES
   Insurance charges (Note 6)                              4,478,304          2,065,616          2,826,257           1,716,786
                                                 --------------------  -----------------  -----------------  ------------------
TOTAL EXPENSES                                             4,478,304          2,065,616          2,826,257           1,716,786
                                                 --------------------  -----------------  -----------------  ------------------
                                                 --------------------  -----------------  -----------------  ------------------
NET INVESTMENT LOSS                                       (4,136,938)        (2,065,616)        (2,826,257)           (845,504)
                                                 --------------------  -----------------  -----------------  ------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                 2,083,898                  -                  -                   -
   Investments                                             8,831,191        (10,443,106)        (7,987,960)             26,531
Net change in unrealized appreciation
   (depreciation) on investments                          21,483,798         25,646,243         29,348,923             (25,972)
                                                 --------------------  -----------------  -----------------  ------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                   32,398,887         15,203,137         21,360,963                 559
                                                 --------------------  -----------------  -----------------  ------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                      $ 28,261,949       $ 13,137,521       $ 18,534,706          $ (844,945)
-----------------------------------------------  ====================  =================  =================  ==================


                                                        JNL/            JNL/T. Rowe         JNL/T. Rowe           JNL/
                                                    Select Value      Price Established    Price Mid-Cap      T. Rowe Price
                                                     Portfolio        Growth Portfolio   Growth Portfolio    Value Portfolio
                                                 -------------------  -----------------  ------------------  ----------------
INVESTMENT INCOME
   Dividends                                              $ 198,178        $ 1,182,322                 $ -       $ 1,443,184
                                                 -------------------  -----------------  ------------------  ----------------

EXPENSES
   Insurance charges (Note 6)                               647,834          4,404,085           4,649,846         2,978,243
                                                 -------------------  -----------------  ------------------  ----------------
TOTAL EXPENSES                                              647,834          4,404,085           4,649,846         2,978,243
                                                 -------------------  -----------------  ------------------  ----------------
                                                 -------------------  -----------------  ------------------  ----------------
NET INVESTMENT LOSS                                        (449,656)        (3,221,763)         (4,649,846)       (1,535,059)
                                                 -------------------  -----------------  ------------------  ----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                  357,825                  -          18,221,556                 -
   Investments                                            1,155,773          6,889,353          18,384,510         5,743,475
Net change in unrealized appreciation
   (depreciation) on investments                          4,559,540         20,730,466          16,919,125        22,707,972
                                                 -------------------  -----------------  ------------------  ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                   6,073,138         27,619,819          53,525,191        28,451,447
                                                 -------------------  -----------------  ------------------  ----------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                      $ 5,623,482       $ 24,398,056        $ 48,875,345      $ 26,916,388
-----------------------------------------------  ===================  =================  ==================  ================


                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2004


                                                       Fifth            Fifth Third            Fifth           Fifth Third
                                                  Third Balanced     Disciplined Value     Third Mid Cap      Quality Growth
                                                 VIP Portfolio (a)   VIP Portfolio (a)   VIP Portfolio (a)   VIP Portfolio (a)
                                                 ------------------  ------------------  ------------------  -----------------
OPERATIONS
   Net investment loss                                      $ (468)          $ (11,426)           $ (9,370)         $ (19,330)
   Net realized gain (loss) on investments                    (266)              9,853                (360)            (7,036)
   Net change in unrealized appreciation
      (depreciation) on investments                          2,708             254,450             153,382            225,504
                                                 ------------------  ------------------  ------------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                           1,974             252,877             143,652            199,138
                                                 ------------------  ------------------  ------------------  -----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                              358,968           3,160,376           1,423,181          2,974,640
   Surrenders and terminations                                (202)            (30,417)            (14,327)           (28,180)
   Transfers between portfolios                           (238,180)            459,057             138,587            170,935
   Net annuitization transactions                                -                   -                   -                  -
   Policyholder charges (Note 3)                                 -                (828)               (420)              (739)
                                                 ------------------  ------------------  ------------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                   120,586           3,588,188           1,547,021          3,116,656
                                                 ------------------  ------------------  ------------------  -----------------

NET INCREASE (DECREASE) IN NET ASSETS                      122,560           3,841,065           1,690,673          3,315,794

NET ASSETS BEGINNING OF PERIOD                                   -                   -                   -                  -
                                                 ------------------  ------------------  ------------------  -----------------

NET ASSETS END OF PERIOD                                 $ 122,560         $ 3,841,065         $ 1,690,673        $ 3,315,794
------------------------------------------------ ==================  ==================  ==================  =================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003                           -                   -                   -                  -

      Units Issued                                          32,078             275,005             130,599            541,718
      Units Redeemed                                       (21,940)            (17,556)            (17,432)           (76,068)
                                                 ------------------  ------------------  ------------------  -----------------

Units Outstanding at December 31, 2004                      10,138             257,449             113,167            465,650
                                                 ==================  ==================  ==================  =================


                                                        JNL/                   JNL/                  JNL/
                                                    AIM Large Cap          AIM Premier          AIM Small Cap         JNL/Alger
                                                  Growth Portfolio    Equity II Portfolio (b)  Growth Portfolio    Growth Portfolio
                                                 ------------------ -----------------------  -----------------  -------------------
OPERATIONS
   Net investment loss                                  $ (804,406)              $ (39,037)        $ (628,815)        $ (2,503,335)
   Net realized gain (loss) on investments               1,503,872                 534,716          1,973,251           (4,965,087)
   Net change in unrealized appreciation
      (depreciation) on investments                      3,627,453                (752,140)           (78,958)          12,270,314
                                                 ------------------ -----------------------  -----------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                       4,326,919                (256,461)         1,265,478            4,801,892
                                                 ------------------ -----------------------  -----------------  -------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                           14,748,244               1,256,935          9,862,154           11,086,879
   Surrenders and terminations                          (3,748,969)               (231,299)        (2,915,016)         (21,048,393)
   Transfers between portfolios                         14,249,916             (10,362,117)        (9,363,307)         (19,899,000)
   Net annuitization transactions                          (33,486)                      -            (45,525)             (34,595)
   Policyholder charges (Note 3)                          (123,294)                 (6,891)           (85,185)            (396,683)
                                                 ------------------ -----------------------  -----------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                25,092,411              (9,343,372)        (2,546,879)         (30,291,792)
                                                 ------------------ -----------------------  -----------------  -------------------

NET INCREASE (DECREASE) IN NET ASSETS                   29,419,330              (9,599,833)        (1,281,401)         (25,489,900)

NET ASSETS BEGINNING OF PERIOD                          33,753,907               9,599,833         40,304,951          191,213,449
                                                 ------------------ -----------------------  -----------------  -------------------

NET ASSETS END OF PERIOD                              $ 63,173,237                     $ -       $ 39,023,550        $ 165,723,549
------------------------------------------------ ================== =======================  =================  ===================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003                   3,285,651               1,021,872          3,572,035           11,287,425

      Units Issued                                       4,500,308                 247,097          2,234,268            2,070,095
      Units Redeemed                                    (2,096,907)             (1,268,969)        (2,512,986)          (3,889,720)
                                                 ------------------ -----------------------  -----------------  -------------------

Units Outstanding at December 31, 2004                   5,689,052                       -          3,293,317            9,467,800
                                                 ================== =======================  =================  ===================


                                                        JNL/
                                                  Alliance Capital      JNL/Eagle Core
                                                  Growth Portfolio     Equity Portfolio
                                                 --------------------  ------------------
OPERATIONS
   Net investment loss                                    $ (451,697)         $ (601,806)
   Net realized gain (loss) on investments                   818,304             482,335
   Net change in unrealized appreciation
      (depreciation) on investments                          945,171           3,858,147
                                                 --------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                         1,311,778           3,738,676
                                                 --------------------  ------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                              4,384,248          12,933,547
   Surrenders and terminations                            (2,399,954)         (7,969,662)
   Transfers between portfolios                          (15,499,449)         (3,744,480)
   Net annuitization transactions                                  -            (101,887)
   Policyholder charges (Note 3)                             (61,928)           (142,465)
                                                 --------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                 (13,577,083)            975,053
                                                 --------------------  ------------------

NET INCREASE (DECREASE) IN NET ASSETS                    (12,265,305)          4,713,729

NET ASSETS BEGINNING OF PERIOD                            43,020,860          80,207,590
                                                 --------------------  ------------------

NET ASSETS END OF PERIOD                                $ 30,755,555        $ 84,921,319
------------------------------------------------ ====================  ==================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003                     6,242,321           4,960,387

      Units Issued                                         2,304,942           1,618,245
      Units Redeemed                                      (4,410,897)         (1,555,463)
                                                 --------------------  ------------------

Units Outstanding at December 31, 2004                     4,136,366           5,023,169
                                                 ====================  ==================


(a) Commencement of operations May 3, 2004.
(b) Period from January 1, 2004 through April 30, 2004.


                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2004


                                                     JNL/Eagle             JNL/FMR            JNL/FMR           JNL/JPMorgan
                                                      SmallCap            Balanced            Capital          International
                                                  Equity Portfolio        Portfolio      Growth Portfolio     Value Portfolio
                                                 -------------------  ------------------ ------------------  -------------------
OPERATIONS
   Net investment loss                                 $ (1,251,742)         $ (139,448)      $ (1,875,663)           $ (66,255)
   Net realized gain (loss) on investments                4,614,824             849,225         (4,387,212)           1,431,607
   Net change in unrealized appreciation
      (depreciation) on investments                       9,635,770           6,361,227         25,916,829            8,793,681
                                                 -------------------  ------------------ ------------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                       12,998,852           7,071,004         19,653,954           10,159,033
                                                 -------------------  ------------------ ------------------  -------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                            10,286,799          15,050,055          4,737,505           15,844,563
   Surrenders and terminations                           (9,272,737)         (7,540,451)       (16,261,710)          (2,661,629)
   Transfers between portfolios                          (2,373,956)         (2,186,754)       (13,091,843)          25,019,455
   Net annuitization transactions                            (4,255)            (64,648)           (49,306)              (5,338)
   Policyholder charges (Note 3)                           (176,826)           (193,037)          (370,020)             (50,719)
                                                 -------------------  ------------------ ------------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                 (1,540,975)          5,065,165        (25,035,374)          38,146,332
                                                 -------------------  ------------------ ------------------  -------------------

NET INCREASE (DECREASE) IN NET ASSETS                    11,457,877          12,136,169         (5,381,420)          48,305,365

NET ASSETS BEGINNING OF PERIOD                           81,155,436          85,631,682        141,533,248           24,675,096
                                                 -------------------  ------------------ ------------------  -------------------

NET ASSETS END OF PERIOD                               $ 92,613,313        $ 97,767,851      $ 136,151,828         $ 72,980,461
------------------------------------------------ ===================  ================== ==================  ===================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003                    5,009,933           9,046,044          9,962,102            2,412,507

      Units Issued                                        1,784,217           2,781,132            929,421            5,542,057
      Units Redeemed                                     (1,914,214)         (2,217,113)        (2,715,303)          (1,679,025)
                                                 -------------------  ------------------ ------------------  -------------------

Units Outstanding at December 31, 2004                    4,879,936           9,610,063          8,176,220            6,275,539
                                                 ===================  ================== ==================  ===================


                                                     JNL/Lazard          JNL/Lazard                              JNL/MCM
                                                      Mid Cap             Small Cap           JNL/MCM           Bond Index
                                                  Value Portfolio      Value Portfolio      25 Portfolio        Portfolio
                                                 -------------------  ------------------  -----------------  -----------------
OPERATIONS
   Net investment loss                                 $ (1,314,226)       $ (1,408,293)      $ (4,313,460)      $ (1,000,175)
   Net realized gain (loss) on investments               18,356,469          13,540,680          8,632,859             76,762
   Net change in unrealized appreciation
      (depreciation) on investments                       3,563,021             396,329         52,149,201          2,737,427
                                                 -------------------  ------------------  -----------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                       20,605,264          12,528,716         56,468,600          1,814,014
                                                 -------------------  ------------------  -----------------  -----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                            25,343,722          23,557,190        151,638,118         51,110,129
   Surrenders and terminations                           (7,187,723)         (6,215,425)       (11,738,107)        (4,275,776)
   Transfers between portfolios                          28,800,998           5,565,231         50,922,053         16,745,354
   Net annuitization transactions                            (9,448)               (981)           (62,834)                 -
   Policyholder charges (Note 3)                           (172,692)           (143,538)          (334,132)           (81,334)
                                                 -------------------  ------------------  -----------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                 46,774,857          22,762,477        190,425,098         63,498,373
                                                 -------------------  ------------------  -----------------  -----------------

NET INCREASE (DECREASE) IN NET ASSETS                    67,380,121          35,291,193        246,893,698         65,312,387

NET ASSETS BEGINNING OF PERIOD                           66,276,751          77,707,999        164,718,246         45,891,281
                                                 -------------------  ------------------  -----------------  -----------------

NET ASSETS END OF PERIOD                              $ 133,656,872       $ 112,999,192      $ 411,611,944      $ 111,203,668
------------------------------------------------ ===================  ==================  =================  =================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003                    5,060,728           6,102,304         16,592,867          4,248,042

      Units Issued                                        5,782,989           4,431,910         22,814,763          7,635,383
      Units Redeemed                                     (2,571,643)         (2,696,714)        (4,695,071)        (1,757,755)
                                                 -------------------  ------------------  -----------------  -----------------

Units Outstanding at December 31, 2004                    8,272,074           7,837,500         34,712,559         10,125,670
                                                 ===================  ==================  =================  =================


                                                       JNL/MCM               JNL/MCM
                                                    Communications       Consumer Brands
                                                   Sector Portfolio     Sector Portfolio
                                                 ---------------------  ------------------
OPERATIONS
   Net investment loss                                     $ (177,026)         $ (185,778)
   Net realized gain (loss) on investments                 (2,027,478)            416,763
   Net change in unrealized appreciation
      (depreciation) on investments                         3,948,504             834,229
                                                 ---------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                          1,744,000           1,065,214
                                                 ---------------------  ------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                               2,039,768           2,549,307
   Surrenders and terminations                               (727,195)         (1,159,925)
   Transfers between portfolios                             5,377,661           1,580,047
   Net annuitization transactions                              (1,752)                  -
   Policyholder charges (Note 3)                              (28,396)            (45,371)
                                                 ---------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                    6,660,086           2,924,058
                                                 ---------------------  ------------------

NET INCREASE (DECREASE) IN NET ASSETS                       8,404,086           3,989,272

NET ASSETS BEGINNING OF PERIOD                              8,250,261          10,758,495
                                                 ---------------------  ------------------

NET ASSETS END OF PERIOD                                 $ 16,654,347        $ 14,747,767
------------------------------------------------ =====================  ==================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003                      2,069,677           1,066,598

      Units Issued                                          2,961,778             812,490
      Units Redeemed                                       (1,365,930)           (522,944)
                                                 ---------------------  ------------------

Units Outstanding at December 31, 2004                      3,665,525           1,356,144
                                                 =====================  ==================


                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2004


                                                                          JNL/MCM
                                                      JNL/MCM             Enhanced            JNL/MCM           JNL/MCM
                                                       Energy          S&P 500 Stock         Financial           Global
                                                  Sector Portfolio    Index Portfolio     Sector Portfolio   15 Portfolio
                                                 ------------------- -------------------  ----------------  ----------------
OPERATIONS
   Net investment loss                                   $ (458,517)         $ (539,691)       $ (319,107)     $ (4,012,820)
   Net realized gain (loss) on investments                2,481,388           1,936,015           777,304         7,031,545
   Net change in unrealized appreciation
      (depreciation) on investments                       5,796,680           3,204,559         2,234,235        63,094,617
                                                 ------------------- -------------------  ----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                        7,819,551           4,600,883         2,692,432        66,113,342
                                                 ------------------- -------------------  ----------------  ----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                            15,389,628          14,987,490         5,812,101       151,426,073
   Surrenders and terminations                           (1,913,450)         (2,763,534)       (1,667,111)      (11,135,481)
   Transfers between portfolios                          21,773,040           5,870,647         3,805,809        48,163,975
   Net annuitization transactions                                 -                   -            (1,723)          (59,960)
   Policyholder charges (Note 3)                            (66,395)            (56,187)          (65,313)         (313,138)
                                                 ------------------- -------------------  ----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                 35,182,823          18,038,416         7,883,763       188,081,469
                                                 ------------------- -------------------  ----------------  ----------------

NET INCREASE (DECREASE) IN NET ASSETS                    43,002,374          22,639,299        10,576,195       254,194,811

NET ASSETS BEGINNING OF PERIOD                            9,126,906          35,785,912        17,929,074       141,340,646
                                                 ------------------- -------------------  ----------------  ----------------

NET ASSETS END OF PERIOD                               $ 52,129,280        $ 58,425,211      $ 28,505,269     $ 395,535,457
------------------------------------------------ =================== ===================  ================  ================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003                      693,041           4,315,727         1,654,068        15,206,173

      Units Issued                                        3,543,069           4,738,130         1,287,618        23,090,776
      Units Redeemed                                     (1,201,495)         (2,400,506)         (572,747)       (4,411,188)
                                                 ------------------- -------------------  ----------------  ----------------

Units Outstanding at December 31, 2004                    3,034,615           6,653,351         2,368,939        33,885,761
                                                 =================== ===================  ================  ================


                                                                                                              JNL/MCM
                                                      JNL/MCM            JNL/MCM           JNL/MCM        Pharmaceutical/
                                                   International          JNL 5            Nasdaq(R)         Healthcare
                                                  Index Portfolio     Portfolio (a)    15 Portfolio (a)   Sector Portfolio
                                                 ------------------  ----------------  ----------------- -------------------
OPERATIONS
   Net investment loss                                $ (1,539,139)         $ 51,884          $ (25,515)         $ (497,430)
   Net realized gain (loss) on investments               2,924,060            97,174            176,363            (189,478)
   Net change in unrealized appreciation
      (depreciation) on investments                     19,585,426         3,073,820            437,244           1,142,004
                                                 ------------------  ----------------  ----------------- -------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                      20,970,347         3,222,878            588,092             455,096
                                                 ------------------  ----------------  ----------------- -------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                           65,106,660        48,891,876          2,539,755          11,887,147
   Surrenders and terminations                          (5,266,133)         (233,573)           (39,195)         (2,253,416)
   Transfers between portfolios                         22,588,665        29,503,792          5,995,900           6,289,759
   Net annuitization transactions                           (8,033)                -                  -              (1,693)
   Policyholder charges (Note 3)                          (127,515)           (2,331)              (173)            (91,722)
                                                 ------------------  ----------------  ----------------- -------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                82,293,644        78,159,764          8,496,287          15,830,075
                                                 ------------------  ----------------  ----------------- -------------------

NET INCREASE (DECREASE) IN NET ASSETS                  103,263,991        81,382,642          9,084,379          16,285,171

NET ASSETS BEGINNING OF PERIOD                          59,006,181                 -                  -          23,580,010
                                                 ------------------  ----------------  ----------------- -------------------

NET ASSETS END OF PERIOD                             $ 162,270,172      $ 81,382,642        $ 9,084,379        $ 39,865,181
------------------------------------------------ ==================  ================  ================= ===================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003                   5,039,327                 -                  -           2,248,338

      Units Issued                                       8,724,285         7,754,282          1,159,074           2,668,670
      Units Redeemed                                    (1,896,779)         (293,919)          (320,727)         (1,174,731)
                                                 ------------------  ----------------  ----------------- -------------------

Units Outstanding at December 31, 2004                  11,866,833         7,460,363            838,347           3,742,277
                                                 ==================  ================  ================= ===================



                                                       JNL/MCM              JNL/MCM
                                                    S&P 400 MidCap          S&P 500
                                                   Index Portfolio      Index Portfolio
                                                 --------------------- -------------------
OPERATIONS
   Net investment loss                                   $ (2,049,178)          $ (48,262)
   Net realized gain (loss) on investments                  3,560,028           5,460,065
   Net change in unrealized appreciation
      (depreciation) on investments                        18,213,470          14,219,798
                                                 --------------------- -------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                         19,724,320          19,631,601
                                                 --------------------- -------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                              77,736,889         116,830,659
   Surrenders and terminations                             (6,322,036)        (11,737,250)
   Transfers between portfolios                            17,887,080          32,101,738
   Net annuitization transactions                              16,241             (23,318)
   Policyholder charges (Note 3)                             (143,781)           (313,959)
                                                 --------------------- -------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                   89,174,393         136,857,870
                                                 --------------------- -------------------

NET INCREASE (DECREASE) IN NET ASSETS                     108,898,713         156,489,471

NET ASSETS BEGINNING OF PERIOD                             76,143,713         129,748,574
                                                 --------------------- -------------------

NET ASSETS END OF PERIOD                                $ 185,042,426       $ 286,238,045
------------------------------------------------ ===================== ===================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003                      6,672,606          13,081,031

      Units Issued                                         10,502,421          19,068,167
      Units Redeemed                                       (2,843,606)         (5,200,330)
                                                 --------------------- -------------------

Units Outstanding at December 31, 2004                     14,331,421          26,948,868
                                                 ===================== ===================

(a) Inception date October 1, 2004.


                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2004


                                                       JNL/MCM             JNL/MCM            JNL/MCM             JNL/MCM
                                                  Select Small Cap        Small Cap          Technology         The Dow SM
                                                      Portfolio        Index Portfolio    Sector Portfolio    5 Portfolio (b)
                                                 -------------------- ------------------  -----------------  ------------------
OPERATIONS
   Net investment loss                                  $ (3,816,494)      $ (1,790,334)        $ (352,914)          $ (36,658)
   Net realized gain (loss) on investments                 5,680,344          4,024,641         (2,298,330)            220,059
   Net change in unrealized appreciation
      (depreciation) on investments                       36,997,497         16,898,702          2,967,226            (440,036)
                                                 -------------------- ------------------  -----------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                        38,861,347         19,133,009            315,982            (256,635)
                                                 -------------------- ------------------  -----------------  ------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                            137,776,673         68,784,436          6,718,059              20,089
   Surrenders and terminations                           (11,176,877)        (6,300,998)        (1,504,298)           (271,265)
   Transfers between portfolios                           20,909,767         10,980,589          3,662,153          (7,286,275)
   Net annuitization transactions                            (56,113)            (7,878)            (1,656)                  -
   Policyholder charges (Note 3)                            (332,188)          (140,412)           (73,811)             (9,702)
                                                 -------------------- ------------------  -----------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                 147,121,262         73,315,737          8,800,447          (7,547,153)
                                                 -------------------- ------------------  -----------------  ------------------

NET INCREASE (DECREASE) IN NET ASSETS                    185,982,609         92,448,746          9,116,429          (7,803,788)

NET ASSETS BEGINNING OF PERIOD                           170,193,914         70,040,830         20,428,089           7,803,788
                                                 -------------------- ------------------  -----------------  ------------------

NET ASSETS END OF PERIOD                               $ 356,176,523      $ 162,489,576       $ 29,544,518                 $ -
------------------------------------------------ ==================== ==================  =================  ==================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003                    10,329,386          6,007,742          3,510,155           1,038,212

      Units Issued                                        12,366,087          8,939,735          3,001,050              38,823
      Units Redeemed                                      (3,146,653)        (2,742,769)        (1,362,601)         (1,077,035)
                                                 -------------------- ------------------  -----------------  ------------------

Units Outstanding at December 31, 2004                    19,548,820         12,204,708          5,148,604                   -
                                                 ==================== ==================  =================  ==================



                                                      JNL/MCM             JNL/MCM            JNL/MCM            JNL/MCM
                                                     The Dow SM           The S&P(R)       Value Line(R)          VIP
                                                    10 Portfolio        10 Portfolio     25 Portfolio (a)    Portfolio (a)
                                                 -------------------  -----------------  -----------------  ----------------
OPERATIONS
   Net investment loss                                 $ (5,035,139)      $ (3,906,953)         $ (62,611)         $ (5,163)
   Net realized gain (loss) on investments                5,444,251          3,371,068            293,429            43,470
   Net change in unrealized appreciation
      (depreciation) on investments                      11,248,740         47,391,044          2,241,404           864,810
                                                 -------------------  -----------------  -----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                       11,657,852         46,855,159          2,472,222           903,117
                                                 -------------------  -----------------  -----------------  ----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                           167,903,451        147,372,101         13,666,623        10,844,300
   Surrenders and terminations                          (16,931,115)       (10,559,759)           (92,590)          (68,064)
   Transfers between portfolios                          38,454,855         23,175,320         16,998,430         9,837,034
   Net annuitization transactions                           (56,916)           (59,275)                 -                 -
   Policyholder charges (Note 3)                           (450,014)          (294,506)              (350)             (276)
                                                 -------------------  -----------------  -----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                188,920,261        159,633,881         30,572,113        20,612,994
                                                 -------------------  -----------------  -----------------  ----------------

NET INCREASE (DECREASE) IN NET ASSETS                   200,578,113        206,489,040         33,044,335        21,516,111

NET ASSETS BEGINNING OF PERIOD                          229,174,604        155,153,070                  -                 -
                                                 -------------------  -----------------  -----------------  ----------------

NET ASSETS END OF PERIOD                              $ 429,752,717      $ 361,642,110       $ 33,044,335      $ 21,516,111
------------------------------------------------ ===================  =================  =================  ================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003                   24,280,755         18,151,575                  -                 -

      Units Issued                                       28,120,550         23,388,572          3,268,363         2,068,878
      Units Redeemed                                     (7,264,227)        (4,887,865)          (378,185)         (126,337)
                                                 -------------------  -----------------  -----------------  ----------------

Units Outstanding at December 31, 2004                   45,137,078         36,652,282          2,890,178         1,942,541
                                                 ===================  =================  =================  ================


                                                   JNL/Oppenheimer
                                                    Global Growth      JNL/Oppenheimer
                                                      Portfolio        Growth Portfolio
                                                 --------------------  -----------------
OPERATIONS
   Net investment loss                                  $ (1,052,610)        $ (298,253)
   Net realized gain (loss) on investments                 2,906,021            226,622
   Net change in unrealized appreciation
      (depreciation) on investments                       10,830,368            559,501
                                                 --------------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                        12,683,779            487,870
                                                 --------------------  -----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                             21,582,171          5,146,612
   Surrenders and terminations                            (5,220,027)        (1,184,740)
   Transfers between portfolios                           14,918,406            628,600
   Net annuitization transactions                            (10,751)                 -
   Policyholder charges (Note 3)                            (108,005)           (36,799)
                                                 --------------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                  31,161,794          4,553,673
                                                 --------------------  -----------------

NET INCREASE (DECREASE) IN NET ASSETS                     43,845,573          5,041,543

NET ASSETS BEGINNING OF PERIOD                            56,554,357         16,371,450
                                                 --------------------  -----------------

NET ASSETS END OF PERIOD                               $ 100,399,930       $ 21,412,993
------------------------------------------------ ====================  =================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003                     5,815,448          2,054,048

      Units Issued                                         5,491,707          1,668,923
      Units Redeemed                                      (2,403,077)        (1,096,258)
                                                 --------------------  -----------------

Units Outstanding at December 31, 2004                     8,904,078          2,626,713
                                                 ====================  =================


(a) Inception date October 1, 2004.
(b) Period from January 1, 2004 through April 30, 2004.


                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2004


                                                                            JNL/
                                                     JNL/PIMCO          PPM America                            JNL/Putnam
                                                    Total Return         High Yield         JNL/Putnam       International
                                                   Bond Portfolio     Bond Portfolio (a) Equity Portfolio   Equity Portfolio
                                                 -------------------  -----------------  ------------------ -----------------
OPERATIONS
   Net investment loss                                    $ 512,062        $ 8,888,002        $ (1,158,417)       $ (147,043)
   Net realized gain (loss) on investments                3,879,968           (362,945)         (6,779,438)        1,353,033
   Net change in unrealized appreciation
      (depreciation) on investments                       1,358,598         (2,260,913)         22,388,177         8,625,912
                                                 -------------------  -----------------  ------------------ -----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                        5,750,628          6,264,144          14,450,322         9,831,902
                                                 -------------------  -----------------  ------------------ -----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                            60,860,499         37,911,022           2,880,532         7,049,241
   Surrenders and terminations                          (17,844,358)       (15,603,847)        (17,781,641)       (8,770,534)
   Transfers between portfolios                          (1,455,007)      (217,011,995)        (13,595,467)      (11,310,798)
   Net annuitization transactions                           (59,473)          (132,441)            (67,560)                -
   Policyholder charges (Note 3)                           (476,152)          (264,794)           (327,916)         (123,873)
                                                 -------------------  -----------------  ------------------ -----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                 41,025,509       (195,102,055)        (28,892,052)      (13,155,964)
                                                 -------------------  -----------------  ------------------ -----------------

NET INCREASE (DECREASE) IN NET ASSETS                    46,776,137       (188,837,911)        (14,441,730)       (3,324,062)

NET ASSETS BEGINNING OF PERIOD                          186,434,312        188,837,911         149,856,531        81,746,017
                                                 -------------------  -----------------  ------------------ -----------------

NET ASSETS END OF PERIOD                              $ 233,210,449                $ -       $ 135,414,801      $ 78,421,955
------------------------------------------------ ===================  =================  ================== =================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003                   14,870,607         12,583,351           9,828,611         7,056,431

      Units Issued                                        9,183,643          7,765,277             664,471         1,944,091
      Units Redeemed                                     (6,318,274)       (20,348,628)         (2,537,250)       (3,080,536)
                                                 -------------------  -----------------  ------------------ -----------------

Units Outstanding at December 31, 2004                   17,735,976                  -           7,955,832         5,919,986
                                                 ===================  =================  ================== =================



                                                    JNL/Putnam        JNL/Putnam          JNL/S&P            JNL/S&P
                                                      Midcap         Value Equity      Core Index 50      Core Index 75
                                                 Growth Portfolio      Portfolio       Portfolio (a)      Portfolio (a)
                                                 ------------------ ----------------  -----------------  ----------------
OPERATIONS
   Net investment loss                                  $ (370,478)      $ (167,923)         $ (90,248)       $ (130,671)
   Net realized gain (loss) on investments                 505,926        1,840,064          1,166,556         1,655,401
   Net change in unrealized appreciation
      (depreciation) on investments                      3,907,546       13,410,399           (915,335)       (1,224,822)
                                                 ------------------ ----------------  -----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                       4,042,994       15,082,540            160,973           299,908
                                                 ------------------ ----------------  -----------------  ----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                            4,068,545        7,367,939          3,405,034         7,138,034
   Surrenders and terminations                          (2,122,089)     (24,612,052)          (340,075)         (323,487)
   Transfers between portfolios                            176,612       (9,650,619)       (10,470,127)      (17,054,753)
   Net annuitization transactions                                -         (266,602)                 -                 -
   Policyholder charges (Note 3)                           (56,048)        (382,374)            (5,242)          (11,922)
                                                 ------------------ ----------------  -----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                 2,067,020      (27,543,708)        (7,410,410)      (10,252,128)
                                                 ------------------ ----------------  -----------------  ----------------

NET INCREASE (DECREASE) IN NET ASSETS                    6,110,014      (12,461,168)        (7,249,437)       (9,952,220)

NET ASSETS BEGINNING OF PERIOD                          22,216,137      207,763,924          7,249,437         9,952,220
                                                 ------------------ ----------------  -----------------  ----------------

NET ASSETS END OF PERIOD                              $ 28,326,151    $ 195,302,756                $ -               $ -
------------------------------------------------ ================== ================  =================  ================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003                   3,431,461       12,883,649            705,908           977,618

      Units Issued                                       1,705,607        1,535,596            527,182         1,089,616
      Units Redeemed                                    (1,378,363)      (3,301,179)        (1,233,090)       (2,067,234)
                                                 ------------------ ----------------  -----------------  ----------------

Units Outstanding at December 31, 2004                   3,758,705       11,118,066                  -                 -
                                                 ================== ================  =================  ================


                                                      JNL/S&P         JNL/S&P Equity
                                                  Core Index 100     Aggressive Growth
                                                   Portfolio (a)      Portfolio I (a)
                                                 ------------------  ------------------
OPERATIONS
   Net investment loss                                  $ (267,251)         $ (583,889)
   Net realized gain (loss) on investments               5,126,202          (2,576,334)
   Net change in unrealized appreciation
      (depreciation) on investments                     (4,158,556)          4,284,700
                                                 ------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                         700,395           1,124,477
                                                 ------------------  ------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                            9,094,707          14,599,940
   Surrenders and terminations                          (1,395,580)         (3,024,142)
   Transfers between portfolios                        (44,253,705)        (61,944,397)
   Net annuitization transactions                                -                   -
   Policyholder charges (Note 3)                           (39,839)            (92,875)
                                                 ------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                               (36,594,417)        (50,461,474)
                                                 ------------------  ------------------

NET INCREASE (DECREASE) IN NET ASSETS                  (35,894,022)        (49,336,997)

NET ASSETS BEGINNING OF PERIOD                          35,894,022          49,336,997
                                                 ------------------  ------------------

NET ASSETS END OF PERIOD                                       $ -                 $ -
------------------------------------------------ ==================  ==================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003                   3,463,332           4,711,772

      Units Issued                                       1,260,977           1,830,227
      Units Redeemed                                    (4,724,309)         (6,541,999)
                                                 ------------------  ------------------

Units Outstanding at December 31, 2004                           -                   -
                                                 ==================  ==================

(a) Period from January 1, 2004 through October 1, 2004.


                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2004


                                                                            JNL/                 JNL/
                                                      JNL/S&P            S&P Managed         S&P Managed             JNL/
                                                   Equity Growth          Aggressive         Conservative         S&P Managed
                                                  Portfolio I (c)     Growth Portfolio      Portfolio (a)      Growth Portfolio
                                                 -------------------  ------------------  -------------------  ------------------
OPERATIONS
   Net investment loss                                 $ (1,762,248)       $ (3,484,801)           $ (23,481)       $ (6,708,370)
   Net realized gain (loss) on investments              (10,016,215)          1,317,308               20,210           8,684,008
   Net change in unrealized appreciation
      (depreciation) on investments                      14,728,217          51,913,824              182,476          73,149,187
                                                 -------------------  ------------------  -------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                        2,949,754          49,746,331              179,205          75,124,825
                                                 -------------------  ------------------  -------------------  ------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                            36,762,102          54,360,533            9,367,089         194,307,169
   Surrenders and terminations                           (8,153,557)        (17,555,024)            (386,849)        (46,065,381)
   Transfers between portfolios                        (183,063,228)        335,753,789            2,820,064          87,524,879
   Net annuitization transactions                            (1,349)            (40,355)                   -            (376,136)
   Policyholder charges (Note 3)                           (207,668)           (529,724)             (11,348)         (1,192,259)
                                                 -------------------  ------------------  -------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                               (154,663,700)        371,989,219           11,788,956         234,198,272
                                                 -------------------  ------------------  -------------------  ------------------

NET INCREASE (DECREASE) IN NET ASSETS                  (151,713,946)        421,735,550           11,968,161         309,323,097

NET ASSETS BEGINNING OF PERIOD                          151,713,946         154,225,871                    -         577,236,656
                                                 -------------------  ------------------  -------------------  ------------------

NET ASSETS END OF PERIOD                                        $ -       $ 575,961,421         $ 11,968,161       $ 886,559,753
------------------------------------------------ ===================  ==================  ===================  ==================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003                   14,816,815          13,574,345                    -          49,481,151

      Units Issued                                        5,149,541          36,743,454            1,315,609          29,782,299
      Units Redeemed                                    (19,966,356)         (4,410,857)            (154,534)         (9,653,622)
                                                 -------------------  ------------------  -------------------  ------------------

Units Outstanding at December 31, 2004                            -          45,906,942            1,161,075          69,609,828
                                                 ===================  ==================  ===================  ==================


                                                       JNL/                JNL/              JNL/S&P          JNL/Salomon
                                                    S&P Managed         S&P Managed      Very Aggressive     Brothers High
                                                     Moderate            Moderate             Growth           Yield Bond
                                                   Portfolio (a)      Growth Portfolio   Portfolio I (c)     Portfolio (b)
                                                 ------------------  ------------------  -----------------  -----------------
OPERATIONS
   Net investment loss                                   $ (31,694)       $ (2,020,021)        $ (707,439)       $ 3,934,783
   Net realized gain (loss) on investments                  26,989          11,988,045         (6,916,348)           352,398
   Net change in unrealized appreciation
      (depreciation) on investments                        408,138          28,866,615          8,946,346          1,801,461
                                                 ------------------  ------------------  -----------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                         403,433          38,834,639          1,322,559          6,088,642
                                                 ------------------  ------------------  -----------------  -----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                           14,382,952         135,797,894         13,083,838          9,571,182
   Surrenders and terminations                            (257,592)        (34,812,336)        (2,889,472)        (4,913,933)
   Transfers between portfolios                          3,191,420          27,320,167        (69,771,845)       225,053,546
   Net annuitization transactions                                -            (134,798)                 -                  -
   Policyholder charges (Note 3)                            (6,438)           (631,740)           (98,157)           (59,340)
                                                 ------------------  ------------------  -----------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                17,310,342         127,539,187        (59,675,636)       229,651,455
                                                 ------------------  ------------------  -----------------  -----------------

NET INCREASE (DECREASE) IN NET ASSETS                   17,713,775         166,373,826        (58,353,077)       235,740,097

NET ASSETS BEGINNING OF PERIOD                                   -         382,576,757         58,353,077                  -
                                                 ------------------  ------------------  -----------------  -----------------

NET ASSETS END OF PERIOD                              $ 17,713,775       $ 548,950,583                $ -      $ 235,740,097
------------------------------------------------ ==================  ==================  =================  =================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003                           -          33,041,856          5,317,096                  -

      Units Issued                                       1,844,403          18,106,621          1,633,192         22,168,284
      Units Redeemed                                      (156,807)         (6,979,494)        (6,950,288)        (1,885,679)
                                                 ------------------  ------------------  -----------------  -----------------

Units Outstanding at December 31, 2004                   1,687,596          44,168,983                  -         20,282,605
                                                 ==================  ==================  =================  =================


                                                                        JNL/Salomon
                                                                          Brothers
                                                     JNL/Salomon      U.S. Government
                                                 Brothers Strategic       & Quality
                                                   Bond Portfolio      Bond Portfolio
                                                 -------------------- -----------------
OPERATIONS
   Net investment loss                                   $ 3,766,140       $ 4,875,739
   Net realized gain (loss) on investments                 4,128,014         1,381,669
   Net change in unrealized appreciation
      (depreciation) on investments                       (1,701,315)       (2,322,054)
                                                 -------------------- -----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                         6,192,839         3,935,354
                                                 -------------------- -----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                             27,088,685        16,842,569
   Surrenders and terminations                           (11,713,618)      (22,222,583)
   Transfers between portfolios                            4,578,690       (21,058,891)
   Net annuitization transactions                            (28,072)          (95,899)
   Policyholder charges (Note 3)                            (184,500)         (431,428)
                                                 -------------------- -----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                  19,741,185       (26,966,232)
                                                 -------------------- -----------------

NET INCREASE (DECREASE) IN NET ASSETS                     25,934,024       (23,030,878)

NET ASSETS BEGINNING OF PERIOD                           101,675,915       189,566,683
                                                 -------------------- -----------------

NET ASSETS END OF PERIOD                               $ 127,609,939     $ 166,535,805
------------------------------------------------ ==================== =================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003                     5,867,202        12,875,452

      Units Issued                                         3,328,005         2,865,437
      Units Redeemed                                      (2,190,729)       (4,704,610)
                                                 -------------------- -----------------

Units Outstanding at December 31, 2004                     7,004,478        11,036,279
                                                 ==================== =================


(a) Inception date October 1, 2004.
(b) Commencement of operations October 1, 2004.
(c) Period from January 1, 2004 through October 1, 2004.


                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2004


                                                        JNL/             JNL/Select          JNL/Select             JNL/
                                                   Select Balanced         Global             Large Cap         Select Money
                                                      Portfolio       Growth Portfolio    Growth Portfolio    Market Portfolio
                                                 -------------------- ------------------  ------------------  ------------------
OPERATIONS
   Net investment loss                                  $ (4,136,938)      $ (2,065,616)       $ (2,826,257)         $ (845,504)
   Net realized gain (loss) on investments                10,915,089        (10,443,106)         (7,987,960)             26,531
   Net change in unrealized appreciation
      (depreciation) on investments                       21,483,798         25,646,243          29,348,923             (25,972)
                                                 -------------------- ------------------  ------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                        28,261,949         13,137,521          18,534,706            (844,945)
                                                 -------------------- ------------------  ------------------  ------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                             46,871,023          2,482,701           9,176,564          72,599,502
   Surrenders and terminations                           (30,656,435)       (20,184,834)        (22,486,043)        (25,027,278)
   Transfers between portfolios                           30,907,640        (15,022,123)         (1,032,667)        (49,372,663)
   Net annuitization transactions                           (120,034)           (12,998)            (78,796)           (174,655)
   Policyholder charges (Note 3)                            (464,091)          (313,267)           (520,590)           (536,321)
                                                 -------------------- ------------------  ------------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                  46,538,103        (33,050,521)        (14,941,532)         (2,511,415)
                                                 -------------------- ------------------  ------------------  ------------------

NET INCREASE (DECREASE) IN NET ASSETS                     74,800,052        (19,913,000)          3,593,174          (3,356,360)

NET ASSETS BEGINNING OF PERIOD                           272,426,500        162,664,587         201,383,293          98,924,916
                                                 -------------------- ------------------  ------------------  ------------------

NET ASSETS END OF PERIOD                               $ 347,226,552      $ 142,751,587       $ 204,976,467        $ 95,568,556
------------------------------------------------ ==================== ==================  ==================  ==================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003                    14,060,770          9,420,842          10,129,826           8,212,521

      Units Issued                                         5,109,535            319,875           2,287,296          19,129,213
      Units Redeemed                                      (2,952,992)        (2,224,085)         (3,178,258)        (19,331,500)
                                                 -------------------- ------------------  ------------------  ------------------

Units Outstanding at December 31, 2004                    16,217,313          7,516,632           9,238,864           8,010,234
                                                 ==================== ==================  ==================  ==================


                                                       JNL/            JNL/T. Rowe        JNL/T. Rowe          JNL/
                                                   Select Value     Price Established    Price Mid-Cap     T. Rowe Price
                                                     Portfolio      Growth Portfolio    Growth Portfolio  Value Portfolio
                                                 ------------------ ------------------  ----------------  ----------------
OPERATIONS
   Net investment loss                                  $ (449,656)      $ (3,221,763)     $ (4,649,846)     $ (1,535,059)
   Net realized gain (loss) on investments               1,513,598          6,889,353        36,606,066         5,743,475
   Net change in unrealized appreciation
      (depreciation) on investments                      4,559,540         20,730,466        16,919,125        22,707,972
                                                 ------------------ ------------------  ----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                       5,623,482         24,398,056        48,875,345        26,916,388
                                                 ------------------ ------------------  ----------------  ----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                           15,578,292         32,524,902        36,795,596        43,798,312
   Surrenders and terminations                          (2,716,830)       (33,249,910)      (34,866,590)      (14,574,457)
   Transfers between portfolios                         16,910,514          5,416,589         9,899,516        26,734,741
   Net annuitization transactions                           (7,375)          (173,578)          (86,235)          (48,320)
   Policyholder charges (Note 3)                           (45,572)          (587,807)         (568,889)         (312,993)
                                                 ------------------ ------------------  ----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                29,719,029          3,930,196        11,173,398        55,597,283
                                                 ------------------ ------------------  ----------------  ----------------

NET INCREASE (DECREASE) IN NET ASSETS                   35,342,511         28,328,252        60,048,743        82,513,671

NET ASSETS BEGINNING OF PERIOD                          23,072,972        295,390,278       297,243,333       158,099,959
                                                 ------------------ ------------------  ----------------  ----------------

NET ASSETS END OF PERIOD                              $ 58,415,483      $ 323,718,530     $ 357,292,076     $ 240,613,630
------------------------------------------------ ================== ==================  ================  ================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2003                   1,590,258         14,144,722        12,385,488        13,553,679

      Units Issued                                       3,002,171          3,083,890         3,700,850         8,736,686
      Units Redeemed                                    (1,025,307)        (3,118,023)       (3,564,967)       (4,031,181)
                                                 ------------------ ------------------  ----------------  ----------------

Units Outstanding at December 31, 2004                   3,567,122         14,110,589        12,521,371        18,259,184
                                                 ================== ==================  ================  ================

                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2003


                                                      JNL/                JNL/                 JNL/
                                                  AIM Large Cap        AIM Premier        AIM Small Cap        JNL/Alger
                                                Growth Portfolio   Equity II Portfolio   Growth Portfolio   Growth Portfolio
                                                ------------------ --------------------  -----------------  -----------------
OPERATIONS
   Net investment income (loss)                        $ (257,481)           $ (99,320)        $ (324,804)      $ (2,272,919)
   Net realized gain (loss) on investments                311,989             (107,252)           208,354        (14,233,529)
   Net change in unrealized appreciation
      on investments                                    4,148,897            1,601,776          6,788,781         62,645,401
                                                ------------------ --------------------  -----------------  -----------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                      4,203,405            1,395,204          6,672,331         46,138,953
                                                ------------------ --------------------  -----------------  -----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                          12,859,555            2,520,825         10,942,510         11,429,979
   Surrenders and terminations                           (859,514)            (394,530)        (1,356,127)       (15,740,662)
   Transfers between portfolios                        11,049,137            1,317,482         12,002,906          6,257,673
   Policyholder charges (Note 3)                          (20,335)             (12,384)           (37,470)          (418,529)
                                                ------------------ --------------------  -----------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                               23,028,843            3,431,393         21,551,819          1,528,461
                                                ------------------ --------------------  -----------------  -----------------

NET INCREASE IN NET ASSETS                             27,232,248            4,826,597         28,224,150         47,667,414

NET ASSETS BEGINNING OF PERIOD                          6,521,659            4,773,236         12,080,801        143,546,035
                                                ------------------ --------------------  -----------------  -----------------

NET ASSETS END OF PERIOD                             $ 33,753,907          $ 9,599,833       $ 40,304,951      $ 191,213,449
----------------------------------------------  ================== ====================  =================  =================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2002                    812,401              613,601          1,458,657         11,266,739

      Units Issued                                      3,655,914              655,280          3,032,152          3,121,687
      Units Redeemed                                   (1,182,664)            (247,009)          (918,774)        (3,101,001)
                                                ------------------ --------------------  -----------------  -----------------

Units Outstanding at December 31, 2003                  3,285,651            1,021,872          3,572,035         11,287,425
                                                ================== ====================  =================  =================



                                                       JNL/                                  JNL/Eagle          JNL/FMR
                                                 Alliance Capital     JNL/Eagle Core         SmallCap           Balanced
                                                 Growth Portfolio    Equity Portfolio    Equity Portfolio      Portfolio
                                                -------------------  ------------------  ------------------ -----------------
OPERATIONS
   Net investment income (loss)                         $ (500,353)         $ (432,612)         $ (996,291)         $ 97,944
   Net realized gain (loss) on investments              (2,801,918)         (1,982,406)           (453,220)         (755,696)
   Net change in unrealized appreciation
      on investments                                    10,332,951          16,014,180          24,466,356         9,044,414
                                                -------------------  ------------------  ------------------ -----------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                       7,030,680          13,599,162          23,016,845         8,386,662
                                                -------------------  ------------------  ------------------ -----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                           10,467,693          13,037,679           9,210,035        20,729,836
   Surrenders and terminations                          (2,406,574)         (5,677,408)         (6,434,971)       (5,751,671)
   Transfers between portfolios                          2,233,037           3,836,095          (4,517,773)        4,623,859
   Policyholder charges (Note 3)                           (64,804)           (153,997)           (169,929)         (174,181)
                                                -------------------  ------------------  ------------------ -----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                10,229,352          11,042,369          (1,912,638)       19,427,843
                                                -------------------  ------------------  ------------------ -----------------

NET INCREASE IN NET ASSETS                              17,260,032          24,641,531          21,104,207        27,814,505

NET ASSETS BEGINNING OF PERIOD                          25,760,828          55,566,059          60,051,229        57,817,177
                                                -------------------  ------------------  ------------------ -----------------

NET ASSETS END OF PERIOD                              $ 43,020,860        $ 80,207,590        $ 81,155,436      $ 85,631,682
----------------------------------------------  ===================  ==================  ================== =================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2002                   5,110,688           4,213,530           5,120,401         6,822,997

      Units Issued                                       4,208,752           1,861,614           2,362,963         4,275,542
      Units Redeemed                                    (3,077,119)         (1,114,757)         (2,473,431)       (2,052,495)
                                                -------------------  ------------------  ------------------ -----------------

Units Outstanding at December 31, 2003                   6,242,321           4,960,387           5,009,933         9,046,044
                                                ===================  ==================  ================== =================


                                                     JNL/FMR         JNL/JPMorgan
                                                     Capital         International
                                                Growth Portfolio    Value Portfolio
                                                ------------------  ----------------
OPERATIONS
   Net investment income (loss)                      $ (1,819,623)        $ 201,135
   Net realized gain (loss) on investments            (38,207,511)          346,291
   Net change in unrealized appreciation
      on investments                                   77,357,414         2,252,333
                                                ------------------  ----------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                     37,330,280         2,799,759
                                                ------------------  ----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                           5,120,789         4,467,224
   Surrenders and terminations                        (12,831,266)         (344,684)
   Transfers between portfolios                        (9,355,683)       17,321,015
   Policyholder charges (Note 3)                         (413,464)           (6,370)
                                                ------------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                              (17,479,624)       21,437,185
                                                ------------------  ----------------

NET INCREASE IN NET ASSETS                             19,850,656        24,236,944

NET ASSETS BEGINNING OF PERIOD                        121,682,592           438,152
                                                ------------------  ----------------

NET ASSETS END OF PERIOD                            $ 141,533,248      $ 24,675,096
----------------------------------------------  ==================  ================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2002                 11,558,756            56,465

      Units Issued                                      4,616,553         3,146,424
      Units Redeemed                                   (6,213,207)         (790,382)
                                                ------------------  ----------------

Units Outstanding at December 31, 2003                  9,962,102         2,412,507
                                                ==================  ================

                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2003


                                                    JNL/Lazard          JNL/Lazard                            JNL/MCM
                                                     Mid Cap            Small Cap          JNL/MCM           Bond Index
                                                 Value Portfolio     Value Portfolio     25 Portfolio        Portfolio
                                                -------------------  ----------------- -----------------  -----------------
OPERATIONS
   Net investment income (loss)                         $ (511,652)        $ (646,406)     $ (1,237,153)         $ 352,328
   Net realized gain (loss) on investments                 174,720            (13,682)          372,705            547,773
   Net change in unrealized appreciation
      on investments                                    11,405,749         15,399,830        32,309,617           (540,891)
                                                -------------------  ----------------- -----------------  -----------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                      11,068,817         14,739,742        31,445,169            359,210
                                                -------------------  ----------------- -----------------  -----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                           16,753,290         15,006,697        77,955,632         26,141,195
   Surrenders and terminations                          (2,873,885)        (3,194,371)       (2,939,933)        (1,245,073)
   Transfers between portfolios                         12,361,678         22,435,170        20,844,294          8,213,627
   Policyholder charges (Note 3)                           (78,128)           (93,635)          (81,275)           (23,433)
                                                -------------------  ----------------- -----------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                26,162,955         34,153,861        95,778,718         33,086,316
                                                -------------------  ----------------- -----------------  -----------------

NET INCREASE IN NET ASSETS                              37,231,772         48,893,603       127,223,887         33,445,526

NET ASSETS BEGINNING OF PERIOD                          29,044,979         28,814,396        37,494,359         12,445,755
                                                -------------------  ----------------- -----------------  -----------------

NET ASSETS END OF PERIOD                              $ 66,276,751       $ 77,707,999     $ 164,718,246       $ 45,891,281
----------------------------------------------  ===================  ================= =================  =================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2002                   2,916,590          3,090,872         4,921,272          1,168,408

      Units Issued                                       3,462,078          4,598,062        13,575,678          3,713,731
      Units Redeemed                                    (1,317,940)        (1,586,630)       (1,904,083)          (634,097)
                                                -------------------  ----------------- -----------------  -----------------

Units Outstanding at December 31, 2003                   5,060,728          6,102,304        16,592,867          4,248,042
                                                ===================  ================= =================  =================


                                                                                                                 JNL/MCM
                                                      JNL/MCM              JNL/MCM            JNL/MCM           Enhanced
                                                  Communications       Consumer Brands        Energy          S&P 500 Stock
                                                 Sector Portfolio     Sector Portfolio    Sector Portfolio   Index Portfolio
                                                --------------------  ------------------  ----------------  ------------------
OPERATIONS
   Net investment income (loss)                           $ (96,408)         $ (136,567)       $ (106,329)         $ (164,539)
   Net realized gain (loss) on investments               (1,538,516)               (758)         (124,391)            289,945
   Net change in unrealized appreciation
      on investments                                      3,545,139           1,846,841         2,288,028           4,557,876
                                                --------------------  ------------------  ----------------  ------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                        1,910,215           1,709,516         2,057,308           4,683,282
                                                --------------------  ------------------  ----------------  ------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                               115,163             680,209           108,131          12,880,632
   Surrenders and terminations                             (331,469)           (859,666)         (612,491)           (674,692)
   Transfers between portfolios                             465,998            (189,628)          203,883          11,972,879
   Policyholder charges (Note 3)                            (22,980)            (46,530)          (35,013)            (15,319)
                                                --------------------  ------------------  ----------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                    226,712            (415,615)         (335,490)         24,163,500
                                                --------------------  ------------------  ----------------  ------------------

NET INCREASE IN NET ASSETS                                2,136,927           1,293,901         1,721,818          28,846,782

NET ASSETS BEGINNING OF PERIOD                            6,113,334           9,464,594         7,405,088           6,939,130
                                                --------------------  ------------------  ----------------  ------------------

NET ASSETS END OF PERIOD                                $ 8,250,261        $ 10,758,495       $ 9,126,906        $ 35,785,912
----------------------------------------------  ====================  ==================  ================  ==================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2002                    2,009,123           1,117,952           730,606           1,108,179

      Units Issued                                          412,119             205,276           151,164           4,951,273
      Units Redeemed                                       (351,565)           (256,630)         (188,729)         (1,743,725)
                                                --------------------  ------------------  ----------------  ------------------

Units Outstanding at December 31, 2003                    2,069,677           1,066,598           693,041           4,315,727
                                                ====================  ==================  ================  ==================


                                                     JNL/MCM           JNL/MCM
                                                    Financial           Global
                                                Sector Portfolio    15 Portfolio
                                                ------------------  --------------
OPERATIONS
   Net investment income (loss)                        $ (215,511)   $ (1,082,700)
   Net realized gain (loss) on investments               (141,717)        817,800
   Net change in unrealized appreciation
      on investments                                    4,583,296      23,248,243
                                                ------------------  --------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                      4,226,068      22,983,343
                                                ------------------  --------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                             576,467      69,328,255
   Surrenders and terminations                           (983,794)     (2,772,375)
   Transfers between portfolios                           (13,885)     21,367,012
   Policyholder charges (Note 3)                          (55,214)        (83,923)
                                                ------------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                 (476,426)     87,838,969
                                                ------------------  --------------

NET INCREASE IN NET ASSETS                              3,749,642     110,822,312

NET ASSETS BEGINNING OF PERIOD                         14,179,432      30,518,334
                                                ------------------  --------------

NET ASSETS END OF PERIOD                             $ 17,929,074   $ 141,340,646
----------------------------------------------  ==================  ==============


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2002                  1,718,488       4,289,147

      Units Issued                                        330,702      12,408,564
      Units Redeemed                                     (395,122)     (1,491,538)
                                                ------------------  --------------

Units Outstanding at December 31, 2003                  1,654,068      15,206,173
                                                ==================  ==============

                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2003


                                                                         JNL/MCM
                                                     JNL/MCM         Pharmaceutical/         JNL/MCM             JNL/MCM
                                                  International        Healthcare        S&P 400 MidCap          S&P 500
                                                 Index Portfolio    Sector Portfolio     Index Portfolio     Index Portfolio
                                                ------------------- ------------------  ------------------  -------------------
OPERATIONS
   Net investment income (loss)                          $ 255,416         $ (287,974)         $ (329,953)            $ 73,391
   Net realized gain (loss) on investments                 256,156           (634,135)            461,721            1,193,696
   Net change in unrealized appreciation
      on investments                                    10,221,954          5,646,960          11,299,888           15,341,216
                                                ------------------- ------------------  ------------------  -------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                      10,733,526          4,724,851          11,431,656           16,608,303
                                                ------------------- ------------------  ------------------  -------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                           25,525,540            620,027          35,738,045           62,644,393
   Surrenders and terminations                          (1,031,779)        (1,429,426)         (1,379,575)          (3,284,096)
   Transfers between portfolios                         15,218,761          1,462,757          18,840,871           32,321,381
   Policyholder charges (Note 3)                           (21,859)           (80,099)            (28,518)             (89,744)
                                                ------------------- ------------------  ------------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                39,690,663            573,259          53,170,823           91,591,934
                                                ------------------- ------------------  ------------------  -------------------

NET INCREASE IN NET ASSETS                              50,424,189          5,298,110          64,602,479          108,200,237

NET ASSETS BEGINNING OF PERIOD                           8,581,992         18,281,900          11,541,234           21,548,337
                                                ------------------- ------------------  ------------------  -------------------

NET ASSETS END OF PERIOD                              $ 59,006,181       $ 23,580,010        $ 76,143,713        $ 129,748,574
----------------------------------------------  =================== ==================  ==================  ===================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2002                   1,002,046          2,204,925           1,341,291            2,715,778

      Units Issued                                       4,444,586            461,950           6,016,150           12,461,080
      Units Redeemed                                      (407,305)          (418,537)           (684,835)          (2,095,827)
                                                ------------------- ------------------  ------------------  -------------------

Units Outstanding at December 31, 2003                   5,039,327          2,248,338           6,672,606           13,081,031
                                                =================== ==================  ==================  ===================


                                                     JNL/MCM             JNL/MCM             JNL/MCM           JNL/MCM
                                                 Select Small Cap       Small Cap          Technology        The Dow SM
                                                     Portfolio       Index Portfolio    Sector Portfolio     5 Portfolio
                                                -------------------  -----------------  ------------------ ----------------
OPERATIONS
   Net investment income (loss)                       $ (1,333,470)        $ (231,478)         $ (249,153)       $ (99,340)
   Net realized gain (loss) on investments               1,761,476          1,347,673          (2,551,669)        (394,607)
   Net change in unrealized appreciation
      on investments                                    34,174,713         10,818,756           9,110,939        1,546,837
                                                -------------------  -----------------  ------------------ ----------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                      34,602,719         11,934,951           6,310,117        1,052,890
                                                -------------------  -----------------  ------------------ ----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                           74,778,322         30,653,780             957,703           75,296
   Surrenders and terminations                          (3,926,338)        (1,447,863)           (989,337)        (583,819)
   Transfers between portfolios                         26,279,788         19,313,081            (299,242)        (758,750)
   Policyholder charges (Note 3)                          (126,803)           (44,940)            (55,509)         (28,597)
                                                -------------------  -----------------  ------------------ ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                97,004,969         48,474,058            (386,385)      (1,295,870)
                                                -------------------  -----------------  ------------------ ----------------

NET INCREASE IN NET ASSETS                             131,607,688         60,409,009           5,923,732         (242,980)

NET ASSETS BEGINNING OF PERIOD                          38,586,226          9,631,821          14,504,357        8,046,768
                                                -------------------  -----------------  ------------------ ----------------

NET ASSETS END OF PERIOD                             $ 170,193,914       $ 70,040,830        $ 20,428,089      $ 7,803,788
----------------------------------------------  ===================  =================  ================== ================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2002                   3,427,830          1,200,023           3,570,056        1,264,958

      Units Issued                                       8,018,381          5,766,198             671,816          123,085
      Units Redeemed                                    (1,116,825)          (958,479)           (731,717)        (349,831)
                                                -------------------  -----------------  ------------------ ----------------

Units Outstanding at December 31, 2003                  10,329,386          6,007,742           3,510,155        1,038,212
                                                ===================  =================  ================== ================



                                                     JNL/MCM            JNL/MCM
                                                    The Dow SM          The S&P(R)
                                                   10 Portfolio       10 Portfolio
                                                ------------------- -----------------
OPERATIONS
   Net investment income (loss)                       $ (1,952,142)     $ (1,261,298)
   Net realized gain (loss) on investments                (206,510)         (836,208)
   Net change in unrealized appreciation
      on investments                                    40,213,473        19,814,545
                                                ------------------- -----------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                      38,054,821        17,717,039
                                                ------------------- -----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                           93,510,731        80,213,933
   Surrenders and terminations                          (6,856,633)       (3,393,181)
   Transfers between portfolios                         23,857,113        19,495,040
   Policyholder charges (Note 3)                          (187,547)         (106,303)
                                                ------------------- -----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                               110,323,664        96,209,489
                                                ------------------- -----------------

NET INCREASE IN NET ASSETS                             148,378,485       113,926,528

NET ASSETS BEGINNING OF PERIOD                          80,796,119        41,226,542
                                                ------------------- -----------------

NET ASSETS END OF PERIOD                             $ 229,174,604     $ 155,153,070
----------------------------------------------  =================== =================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2002                  10,561,766         5,639,257

      Units Issued                                      17,496,984        14,278,029
      Units Redeemed                                    (3,777,995)       (1,765,711)
                                                ------------------- -----------------

Units Outstanding at December 31, 2003                  24,280,755        18,151,575
                                                =================== =================

                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2003


                                                                                                                      JNL/
                                                  JNL/Oppenheimer                              JNL/PIMCO          PPM America
                                                   Global Growth       JNL/Oppenheimer       Total Return          High Yield
                                                     Portfolio         Growth Portfolio     Bond Portfolio       Bond Portfolio
                                                --------------------  ------------------- -------------------- -------------------
OPERATIONS
   Net investment income (loss)                          $ (510,125)          $ (159,645)           $ 329,665         $ 8,819,178
   Net realized gain (loss) on investments                  883,790             (127,069)           6,635,085             (56,898)
   Net change in unrealized appreciation
      on investments                                     12,506,505            1,828,966           (2,621,484)         14,317,186
                                                --------------------  ------------------- -------------------- -------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                       12,880,170            1,542,252            4,343,266          23,079,466
                                                --------------------  ------------------- -------------------- -------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                            13,770,565            5,459,950           84,266,679          41,887,271
   Surrenders and terminations                           (2,235,667)            (878,243)         (11,702,133)        (15,503,001)
   Transfers between portfolios                           8,289,744            3,712,084             (224,481)         22,419,625
   Policyholder charges (Note 3)                            (60,243)             (21,106)            (290,131)           (315,672)
                                                --------------------  ------------------- -------------------- -------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                 19,764,399            8,272,685           72,049,934          48,488,223
                                                --------------------  ------------------- -------------------- -------------------

NET INCREASE IN NET ASSETS                               32,644,569            9,814,937           76,393,200          71,567,689

NET ASSETS BEGINNING OF PERIOD                           23,909,788            6,556,513          110,041,112         117,270,222
                                                --------------------  ------------------- -------------------- -------------------

NET ASSETS END OF PERIOD                               $ 56,554,357         $ 16,371,450        $ 186,434,312       $ 188,837,911
----------------------------------------------  ====================  =================== ==================== ===================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2002                    3,398,230              952,623            9,590,378           9,209,887

      Units Issued                                        4,663,711            1,739,788           12,034,348           7,277,069
      Units Redeemed                                     (2,246,493)            (638,363)          (6,754,119)         (3,903,605)
                                                --------------------  ------------------- -------------------- -------------------

Units Outstanding at December 31, 2003                    5,815,448            2,054,048           14,870,607          12,583,351
                                                ====================  =================== ==================== ===================


                                                                         JNL/Putnam         JNL/Putnam         JNL/Putnam
                                                     JNL/Putnam         International         Midcap          Value Equity
                                                  Equity Portfolio    Equity Portfolio   Growth Portfolio       Portfolio
                                                --------------------- ------------------ ------------------ ------------------
OPERATIONS
   Net investment income (loss)                         $ (1,525,424)         $ 177,901         $ (249,741)        $ (465,713)
   Net realized gain (loss) on investments               (20,727,179)        (4,427,923)        (1,656,301)        (7,398,671)
   Net change in unrealized appreciation
      on investments                                      53,950,111         21,654,800          6,605,412         47,191,174
                                                --------------------- ------------------ ------------------ ------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                        31,697,508         17,404,778          4,699,370         39,326,790
                                                --------------------- ------------------ ------------------ ------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                              4,057,997          8,501,534          4,418,508         12,962,742
   Surrenders and terminations                           (14,518,044)        (6,465,356)        (1,127,708)       (18,217,970)
   Transfers between portfolios                          (10,918,855)        (4,057,655)           870,737        (14,159,520)
   Policyholder charges (Note 3)                            (387,137)          (144,963)           (33,547)          (442,322)
                                                --------------------- ------------------ ------------------ ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                 (21,766,039)        (2,166,440)         4,127,990        (19,857,070)
                                                --------------------- ------------------ ------------------ ------------------

NET INCREASE IN NET ASSETS                                 9,931,469         15,238,338          8,827,360         19,469,720

NET ASSETS BEGINNING OF PERIOD                           139,925,062         66,507,679         13,388,777        188,294,204
                                                --------------------- ------------------ ------------------ ------------------

NET ASSETS END OF PERIOD                               $ 149,856,531       $ 81,746,017       $ 22,216,137      $ 207,763,924
----------------------------------------------  ===================== ================== ================== ==================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2002                    11,566,208          7,269,533          2,712,224         14,475,113

      Units Issued                                         1,655,235          2,473,069          2,244,109          2,173,153
      Units Redeemed                                      (3,392,832)        (2,686,171)        (1,524,872)        (3,764,617)
                                                --------------------- ------------------ ------------------ ------------------

Units Outstanding at December 31, 2003                     9,828,611          7,056,431          3,431,461         12,883,649
                                                ===================== ================== ================== ==================



                                                     JNL/S&P            JNL/S&P
                                                  Core Index 50      Core Index 75
                                                    Portfolio          Portfolio
                                                ------------------  ----------------
OPERATIONS
   Net investment income (loss)                         $ (57,394)        $ (69,623)
   Net realized gain (loss) on investments                (25,242)           78,994
   Net change in unrealized appreciation
      on investments                                    1,177,942         1,525,269
                                                ------------------  ----------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                      1,095,306         1,534,640
                                                ------------------  ----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                           2,628,043         3,761,894
   Surrenders and terminations                           (304,170)         (676,516)
   Transfers between portfolios                         1,877,364           910,634
   Policyholder charges (Note 3)                          (14,764)          (38,177)
                                                ------------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                4,186,473         3,957,835
                                                ------------------  ----------------

NET INCREASE IN NET ASSETS                              5,281,779         5,492,475

NET ASSETS BEGINNING OF PERIOD                          1,967,658         4,459,745
                                                ------------------  ----------------

NET ASSETS END OF PERIOD                              $ 7,249,437       $ 9,952,220
----------------------------------------------  ==================  ================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2002                    254,290           546,427

      Units Issued                                        533,753           658,570
      Units Redeemed                                      (82,135)         (227,379)
                                                ------------------  ----------------

Units Outstanding at December 31, 2003                    705,908           977,618
                                                ==================  ================


                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2003


                                                                                                                    JNL/
                                                     JNL/S&P          JNL/S&P Equity                            S&P Managed
                                                  Core Index 100        Aggressive         JNL/S&P Equity        Aggressive
                                                    Portfolio        Growth Portfolio I  Growth Portfolio I   Growth Portfolio
                                                -------------------  ------------------  -------------------  -----------------
OPERATIONS
   Net investment income (loss)                         $ (249,858)         $ (537,377)        $ (1,620,389)         $ 177,430
   Net realized gain (loss) on investments                 267,405          (2,472,051)          (9,374,831)        (4,169,360)
   Net change in unrealized appreciation
      on investments                                     4,853,251          12,709,399           39,715,806         30,914,494
                                                -------------------  ------------------  -------------------  -----------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                       4,870,798           9,699,971           28,720,586         26,922,564
                                                -------------------  ------------------  -------------------  -----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                           13,370,766          11,976,947           25,901,748         35,878,808
   Surrenders and terminations                          (1,226,817)         (2,193,483)          (7,085,749)        (5,311,309)
   Transfers between portfolios                          4,744,103            (156,056)           5,081,099          4,582,771
   Policyholder charges (Note 3)                           (36,476)            (91,462)            (270,184)          (248,223)
                                                -------------------  ------------------  -------------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                16,851,576           9,535,946           23,626,914         34,902,047
                                                -------------------  ------------------  -------------------  -----------------

NET INCREASE IN NET ASSETS                              21,722,374          19,235,917           52,347,500         61,824,611

NET ASSETS BEGINNING OF PERIOD                          14,171,648          30,101,080           99,366,446         92,401,260
                                                -------------------  ------------------  -------------------  -----------------

NET ASSETS END OF PERIOD                              $ 35,894,022        $ 49,336,997        $ 151,713,946      $ 154,225,871
----------------------------------------------  ===================  ==================  ===================  =================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2002                   1,654,530           3,673,883           12,358,854         10,139,700

      Units Issued                                       2,296,927           1,783,031            5,019,657          5,395,744
      Units Redeemed                                      (488,125)           (745,142)          (2,561,696)        (1,961,099)
                                                -------------------  ------------------  -------------------  -----------------

Units Outstanding at December 31, 2003                   3,463,332           4,711,772           14,816,815         13,574,345
                                                ===================  ==================  ===================  =================


                                                                           JNL/
                                                       JNL/            S&P Managed          JNL/S&P           JNL/Salomon
                                                   S&P Managed           Moderate       Very Aggressive    Brothers Strategic
                                                 Growth Portfolio    Growth Portfolio   Growth Portfolio I  Bond Portfolio
                                                ------------------- ------------------- -----------------  ------------------
OPERATIONS
   Net investment income (loss)                        $ 3,388,274         $ 4,207,674        $ (651,491)        $ 3,078,525
   Net realized gain (loss) on investments              (7,627,203)         (2,457,113)       (4,622,924)          4,328,259
   Net change in unrealized appreciation
      on investments                                    83,225,264          43,398,168        17,133,318           1,670,720
                                                ------------------- ------------------- -----------------  ------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                      78,986,335          45,148,729        11,858,903           9,077,504
                                                ------------------- ------------------- -----------------  ------------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                          161,162,350         116,982,508        11,275,706          23,191,628
   Surrenders and terminations                         (26,850,313)        (22,226,225)       (3,196,152)         (8,042,548)
   Transfers between portfolios                         48,041,362          25,573,372        (2,511,301)         12,306,042
   Policyholder charges (Note 3)                          (792,407)           (482,853)         (127,155)           (166,822)
                                                ------------------- ------------------- -----------------  ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                               181,560,992         119,846,802         5,441,098          27,288,300
                                                ------------------- ------------------- -----------------  ------------------

NET INCREASE IN NET ASSETS                             260,547,327         164,995,531        17,300,001          36,365,804

NET ASSETS BEGINNING OF PERIOD                         316,689,329         217,581,226        41,053,076          65,310,111
                                                ------------------- ------------------- -----------------  ------------------

NET ASSETS END OF PERIOD                             $ 577,236,656       $ 382,576,757      $ 58,353,077       $ 101,675,915
----------------------------------------------  =================== =================== =================  ==================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2002                  32,471,154          21,723,425         4,804,260           4,226,027

      Units Issued                                      24,653,486          16,444,501         1,566,762           3,584,086
      Units Redeemed                                    (7,643,489)         (5,126,070)       (1,053,926)         (1,942,911)
                                                ------------------- ------------------- -----------------  ------------------

Units Outstanding at December 31, 2003                  49,481,151          33,041,856         5,317,096           5,867,202
                                                =================== =================== =================  ==================



                                                   JNL/Salomon
                                                     Brothers
                                                 U.S. Government          JNL/
                                                     & Quality      Select Balanced
                                                  Bond Portfolio       Portfolio
                                                ------------------- -----------------
OPERATIONS
   Net investment income (loss)                        $ 3,257,247       $ 1,947,424
   Net realized gain (loss) on investments               8,335,931         6,169,165
   Net change in unrealized appreciation
      on investments                                   (12,534,980)       33,601,821
                                                ------------------- -----------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                        (941,802)       41,718,410
                                                ------------------- -----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                           43,044,394        35,120,864
   Surrenders and terminations                         (26,636,772)      (22,591,955)
   Transfers between portfolios                        (79,571,547)       20,248,412
   Policyholder charges (Note 3)                          (651,727)         (471,881)
                                                ------------------- -----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                               (63,815,652)       32,305,440
                                                ------------------- -----------------

NET INCREASE IN NET ASSETS                             (64,757,454)       74,023,850

NET ASSETS BEGINNING OF PERIOD                         254,324,137       198,402,650
                                                ------------------- -----------------

NET ASSETS END OF PERIOD                             $ 189,566,683     $ 272,426,500
----------------------------------------------  =================== =================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2002                  17,286,809        12,448,136

      Units Issued                                       5,431,472         4,378,559
      Units Redeemed                                    (9,842,829)       (2,765,925)
                                                ------------------- -----------------

Units Outstanding at December 31, 2003                  12,875,452        14,060,770
                                                =================== =================


                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2003


                                                    JNL/Select          JNL/Select            JNL/                JNL/
                                                      Global             Large Cap        Select Money        Select Value
                                                 Growth Portfolio    Growth Portfolio   Market Portfolio       Portfolio
                                                --------------------------------------- ------------------  -----------------
OPERATIONS
   Net investment income (loss)                       $ (2,266,977)       $ (2,561,083)      $ (1,143,639)         $ (70,052)
   Net realized gain (loss) on investments             (26,296,214)        (32,923,787)           146,633            338,264
   Net change in unrealized appreciation
      on investments                                    60,424,138          87,783,744           (146,633)         2,437,077
                                                -------------------  ------------------ ------------------  -----------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                      31,860,947          52,298,874         (1,143,639)         2,705,289
                                                -------------------  ------------------ ------------------  -----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                            1,551,147          10,499,771         80,451,884          8,281,573
   Surrenders and terminations                         (16,694,683)        (17,942,023)       (26,251,578)          (451,476)
   Transfers between portfolios                        (28,017,044)        (11,407,430)       (78,469,516)        12,024,252
   Policyholder charges (Note 3)                          (463,840)           (637,283)          (821,085)           (12,984)
                                                -------------------  ------------------ ------------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                               (43,624,420)        (19,486,965)       (25,090,295)        19,841,365
                                                -------------------  ------------------ ------------------  -----------------

NET INCREASE IN NET ASSETS                             (11,763,473)         32,811,909        (26,233,934)        22,546,654

NET ASSETS BEGINNING OF PERIOD                         174,428,060         168,571,384        125,158,850            526,318
                                                -------------------  ------------------ ------------------  -----------------

NET ASSETS END OF PERIOD                             $ 162,664,587       $ 201,383,293       $ 98,924,916       $ 23,072,972
----------------------------------------------  ===================  ================== ==================  =================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2002                  12,349,379          11,456,316         10,296,313             48,145

      Units Issued                                         395,601           2,741,805         14,847,608          1,818,641
      Units Redeemed                                    (3,324,138)         (4,068,295)       (16,931,400)          (276,528)
                                                -------------------  ------------------ ------------------  -----------------

Units Outstanding at December 31, 2003                   9,420,842          10,129,826          8,212,521          1,590,258
                                                ===================  ================== ==================  =================



                                                     JNL/T. Rowe         JNL/T. Rowe            JNL/
                                                  Price Established     Price Mid-Cap      T. Rowe Price
                                                  Growth Portfolio     Growth Portfolio   Value Portfolio
                                                ---------------------- -----------------  -----------------
OPERATIONS
   Net investment income (loss)                          $ (3,306,413)     $ (3,263,556)        $ (730,869)
   Net realized gain (loss) on investments                 (6,213,588)        4,827,747         (1,590,467)
   Net change in unrealized appreciation
      on investments                                       70,518,085        70,190,344         31,417,843
                                                ---------------------- -----------------  -----------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                         60,998,084        71,754,535         29,096,507
                                                ---------------------- -----------------  -----------------

CONTRACT TRANSACTIONS (1)
   Purchase payments (Note 4)                              27,454,284        26,263,205         29,205,657
   Surrenders and terminations                            (22,882,045)      (22,513,485)        (8,591,846)
   Transfers between portfolios                            16,274,745        25,419,249         23,473,312
   Policyholder charges (Note 3)                             (520,114)         (504,653)          (214,690)
                                                ---------------------- -----------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                   20,326,870        28,664,316         43,872,433
                                                ---------------------- -----------------  -----------------

NET INCREASE IN NET ASSETS                                 81,324,954       100,418,851         72,968,940

NET ASSETS BEGINNING OF PERIOD                            214,065,324       196,824,482         85,131,019
                                                ---------------------- -----------------  -----------------

NET ASSETS END OF PERIOD                                $ 295,390,278     $ 297,243,333      $ 158,099,959
----------------------------------------------  ====================== =================  =================


(1) CONTRACT UNIT TRANSACTIONS
Units Outstanding at December 31, 2002                     13,418,651        11,530,746          9,299,691

      Units Issued                                          4,487,781         4,358,008          7,880,083
      Units Redeemed                                       (3,761,710)       (3,503,266)        (3,626,095)
                                                ---------------------- -----------------  -----------------

Units Outstanding at December 31, 2003                     14,144,722        12,385,488         13,553,679
                                                ====================== =================  =================

                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION

Jackson National Life Insurance Company ("Jackson National") established Jackson National Separate Account - I (the "Separate Account") on June 14, 1993. The Separate Account commenced operations on October 16, 1995, and is registered under the Investment Company Act of 1940 as a unit investment trust.

The Separate Account assets legally belong to Jackson National and the obligations under the contracts are the obligation of Jackson National. However, the contract assets in the Separate Account are not chargeable with liabilities arising out of any other business Jackson National may conduct.

The Separate Account receives and invests net premiums for individual flexible premium variable annuity contracts issued by Jackson National. The contracts can be purchased on a non-tax qualified basis or in connection with certain plans qualifying for favorable federal income tax treatment. The Separate Account contained sixty-eight (68) Portfolios during 2004, but currently contains fifty-nine (59) Portfolios as of December 31, 2004, each of which invests in the following mutual funds:

                                JNL SERIES TRUST
JNL/AIM Large Cap Growth Fund                            JNL/Putnam Midcap Growth Fund
JNL/AIM Premier Equity II Fund (1)                       JNL/Putnam Value Equity Fund
JNL/AIM Small Cap Growth Fund                            JNL/S&P Core Index 50 Fund (1)
JNL/Alger Growth Fund                                    JNL/S&P Core Index 75 Fund (1)
JNL/Alliance Capital Growth Fund                         JNL/S&P Core Index 100 Fund (1)
JNL/Eagle Core Equity Fund                               JNL/S&P Equity Aggressive Fund I (1)
JNL/Eagle SmallCap Equity Fund                           JNL/S&P Equity Growth Fund I (1)
JNL/FMR Balanced Fund                                    JNL/S&P Managed Aggressive Growth Fund
JNL/FMR Capital Growth Fund                              JNL/S&P Managed Conservative Fund
JNL/JP Morgan International Value Fund                   JNL/S&P Managed Growth Fund
JNL/Lazard Mid Cap Value Fund                            JNL/S&P Managed Moderate Fund
JNL/Lazard Small Cap Value Fund                          JNL/S&P Managed Moderate Growth Fund
JNL/MCM Bond Index Fund*                                 JNL/S&P Very Aggressive Growth Fund I (1)
JNL/MCM Enhanced S&P 500 Stock Index Fund*               JNL/Salomon Brothers High Yield Bond Fund
JNL/MCM International Index Fund*                        JNL/Salomon Brothers Strategic Bond Fund
JNL/MCM S&P 400 MidCap Index Fund*                       JNL/Salomon Brothers U.S. Government & Quality Bond Fund
JNL/MCM S&P 500 Index Fund*                              JNL/Select Balanced Fund
JNL/MCM Small Cap Index Fund*                            JNL/Select Global Growth Fund
JNL/Oppenheimer Global Growth Fund                       JNL/Select Large Cap Growth Fund
JNL/Oppenheimer Growth Fund                              JNL/Select Money Market Fund
JNL/PIMCO Total Return Bond Fund                         JNL/Select Value Fund
JNL/PPM America High Yield Bond Fund (1)                 JNL/T. Rowe Price Established Growth Fund
JNL/Putnam Equity Fund                                   JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/Putnam International Equity Fund                     JNL/T. Rowe Price Value Fund



                              JNL VARIABLE FUND LLC
JNL/MCM 25 Fund*
JNL/MCM Communications Sector Fund*
JNL/MCM Consumer Brands Sector Fund*
JNL/MCM Energy Sector Fund*
JNL/MCM Financial Sector Fund*
JNL/MCM Global 15 Fund*
JNL/MCM JNL 5 Fund*
JNL/MCM Nasdaq 15(R) Fund*
JNL/MCM Pharmaceutical/Healthcare Sector Fund*
JNL/MCM Select Small Cap Fund*
JNL/MCM Technology Sector Fund*
JNL/MCM The Dow SM 5 Fund* (1)
JNL/MCM The Dow SM 10 Fund*
JNL/MCM The S&P(R) 10 Fund*
JNL/MCM Value Line(R) 25 Fund*
JNL/MCM VIP Fund*

                         VARIABLE INSURANCE FUNDS
Fifth Third Balanced VIP Fund
Fifth Third Disciplined Value VIP Fund
Fifth Third Mid Cap VIP Fund
Fifth Third Quality Growth VIP Fund

* MCM denotes the sub adviser Mellon Capital Management throughout these financial statements.

(1)  These funds are no longer available as of December 31, 2004.

Jackson National Asset Management, LLC, a wholly-owned subsidiary of Jackson National, serves as investment adviser for all the Funds and receives a fee for its services from each of the Funds.

During the year ended December 31, 2004, the following acquisitions were accomplished at no cost to the contract owners:

------------------------------------------ -------------------------------------------- -----------------------------------
ACQUIRED PORTFOLIO                         ACQUIRING PORTFOLIO                          DATE OF ACQUISITION
------------------------------------------ -------------------------------------------- -----------------------------------
------------------------------------------ -------------------------------------------- -----------------------------------
JNL/AIM Premier Equity II Fund             JNL/AIM Large Cap Growth Fund                April 30, 2004
------------------------------------------ -------------------------------------------- -----------------------------------
------------------------------------------ -------------------------------------------- -----------------------------------
JNL/MCM The Dow 5 Fund                     JNL/MCM The Dow 10 Fund                      April 30, 2004
------------------------------------------ -------------------------------------------- -----------------------------------
------------------------------------------ -------------------------------------------- -----------------------------------
JNL/PPM America High Yield Bond Fund       JNL/Salomon Brothers High Yield Bond Fund    October 1, 2004
------------------------------------------ -------------------------------------------- -----------------------------------
------------------------------------------ -------------------------------------------- -----------------------------------
JNL/S&P Core Index 100 Fund                JNL/S&P Moderate Growth Fund I               October 1, 2004
------------------------------------------ -------------------------------------------- -----------------------------------
------------------------------------------ -------------------------------------------- -----------------------------------
JNL/S&P Core Index 50 Fund                 JNL/S&P Aggressive Growth Fund I             October 1, 2004
JNL/S&P Core Index 75 Fund
JNL/S&P Equity Aggressive Growth Fund I
JNL/S&P Equity Growth Fund I
JNL/S&P Very Aggressive Fund I
------------------------------------------ -------------------------------------------- -----------------------------------

During the year ended December 31, 2004, the following funds changed names:

------------------------------------------ -------------------------------------------- -----------------------------------
PRIOR PORTFOLIO NAME                       CURRENT PORTFOLIO NAME                       EFFECTIVE DATE
------------------------------------------ -------------------------------------------- -----------------------------------
------------------------------------------ -------------------------------------------- -----------------------------------
JNL/S&P Aggressive Growth Fund I           JNL/S&P Managed Aggressive Growth Fund       October 4, 2004
------------------------------------------ -------------------------------------------- -----------------------------------
------------------------------------------ -------------------------------------------- -----------------------------------
JNL/S&P Conservative Growth Fund I         JNL/S&P Managed Moderate Growth Fund         October 4, 2004
------------------------------------------ -------------------------------------------- -----------------------------------
------------------------------------------ -------------------------------------------- -----------------------------------
JNL/S&P Moderate Growth Fund I             JNL/S&P Managed Growth Fund                  October 4, 2004
------------------------------------------ -------------------------------------------- -----------------------------------


NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENTS

The Separate Account's investments in the corresponding series of mutual funds ("Funds") are stated at the closing net asset values of the respective Funds. The average cost method is used in determining the cost of the shares sold on withdrawals by the Separate Account. Investments in the Funds are recorded on trade date. Realized gain distributions are reinvested in the respective Funds. Dividend distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as income to the Separate Account on the ex-dividend date.

FEDERAL INCOME TAXES

The operations of the Separate Account are included in the federal income tax return of Jackson National, which is taxed as a "life insurance company" under the provisions of the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the Separate Account. Therefore, no federal income tax has been provided.

NOTE 3 - POLICY CHARGES

Charges are deducted from the Separate Account to compensate Jackson National for providing the insurance benefits set forth in the contracts, administering the contracts, distributing the contracts, and assuming certain risks in connection with the contracts.

CONTRACT CHARGES

CONTRACT MAINTENANCE CHARGE

An annual contract maintenance charge of $35 is charged against each contract to reimburse Jackson National for expenses incurred in establishing and maintaining records relating to the contract. The contract maintenance charge is assessed on each anniversary of the contract date that occurs prior to the annuity date. This charge is only imposed if the contract value is less than $50,000 on the date when the charge is assessed. The charge is deducted by redeeming units. For the years ended December 31, 2004 and 2003, contract maintenance charges were assessed in the amount of $2,683,518 and $2,412,182, respectively.

TRANSFER FEE CHARGE

A transfer fee of $25 will apply to transfers made by contract holders between the portfolios in excess of 15 transfers in a contract year. Jackson National may waive the transfer fee in connection with pre-authorized automatic transfer programs, or in those states where a lesser fee is required. This fee will be deducted from contract values remaining in the portfolio(s) from which the transfers were made. If such remaining contract value is insufficient to pay the transfer fee, then the fee will be deducted from transferred contract values. For the years ended December 31, 2004 and 2003, transfer fee charges were assessed in the amount of $29,694 and $31,773, respectively.

SURRENDER OR CONTINGENT DEFERRED SALES CHARGE

During the first three to seven contract years, certain contracts include a provision for a charge upon the surrender or partial surrender of the contract. The amount assessed under the contract terms, if any, depends upon the cost associated with distributing the particular contracts. The amount, if any, is determined based on a number of factors, including the amount withdrawn, the contract year of surrender, or the number and amount of withdrawals in a calendar year. The surrender charges are assessed by Jackson National and withheld from the proceeds of the withdrawals. For the years ended December 31, 2004 and 2003, surrender charges were assessed in the amount of $10,811,030 and $8,594,778, respectively.

ASSET-BASED CHARGES

INSURANCE CHARGES

Jackson National deducts a daily charge for administrative expenses from the net assets of the Separate Account equivalent to an annual rate of 0.15%. The administration charge is designed to reimburse Jackson National for expenses incurred in administrating the Separate Account and its contracts.

Jackson National deducts a daily base contract charge from the net assets of the Separate Account equivalent to an annual rate of 1.00% to 1.50% for the assumption of mortality and expense risks. The mortality risk assumed by Jackson National is that the insured may receive benefits greater than those anticipated by Jackson National. The expense risk assumed by Jackson National is that the actual cost of administering the contracts of the Separate Account may exceed the amount received from the Administration Charge and the Contract Maintenance Charge.

OPTIONAL BENEFIT CHARGES

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT CHARGE. If this benefit option has been selected, Jackson National makes an additional deduction at an annual rate of 0.10% - 0.15%, depending on the product chosen, of the average daily net asset value of the contract owners allocation. The Maximum Anniversary Value Death Benefit is an optional benefit that may increase the amount of the death benefit paid to the greatest contract value at any contract anniversary prior to the owner's 81st birthday.

EARNINGS PROTECTION BENEFIT CHARGE. If this benefit option has been selected, Jackson National will make an additional deduction that equals 0.20% - 0.30%, depending on the product chosen, on an annual basis of the average daily net asset value of the contract owners allocations to the portfolios.

CONTRACT ENHANCEMENT CHARGE. If one of the contract enhancement benefits is selected, then for a period of three to seven contract years, Jackson National will make an additional deduction based upon the average daily net asset value of the contract owners allocations to the portfolios. The amounts of these charges depend upon which of the contract enhancements selected and range from 0.395% to 0.65%.

CONTRACT ENHANCEMENT RECAPTURE CHARGE. If a contract enhancement benefit is selected above and a contract owner then makes a partial or total withdrawal during the first three to seven contract years, Jackson National will assess a recapture charge that reimburses Jackson National for all or part of the contract enhancements that Jackson National credited to the account based on the first year payments.

GUARANTEED MINIMUM INCOME BENEFIT CHARGE. If this benefit has been selected, on a calendar quarter basis, Jackson National will deduct 0.10% - 0.15%, depending on the product chosen, of the Guaranteed Minimum Income Benefit (GMIB) Benefit Base.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE. If this benefit has been selected, Jackson National will make an additional deduction of 0.35% - 0.40%, depending on the product chosen, on an annual basis of the average daily net asset value of the contract owners allocations to the portfolios. Jackson National reserves the right to prospectively increase the charge on new issues or upon any election of any "step-up" subject to a maximum charge of 0.70%.

5% AND 4% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE. This benefit is available for ages 50 - 80 at election. The amount of this charge is dependent upon the age of the contract owner and can range from 0.15% to 0.90%.

OPTIONAL DEATH BENEFIT CHARGES. If any of the other optional death benefits are selected that are available under the Contract, Jackson National will make an additional deduction of 0.15% to 0.55% on an annual basis of the average daily net asset value of the contract owners allocations to the portfolios, based on the optional death benefit selected.

WITHDRAWAL CHARGE PERIOD. If the optional three or five-year withdrawal charge period feature is selected, Jackson National will deduct 0.45% or 0.30%, respectively, on an annual basis of the average daily net asset value of the contract owners allocations to the portfolios.

20% ADDITIONAL FREE WITHDRAWAL CHARGE. If a contract owner selects the optional feature that permits you to withdraw up to 20% of premiums that are still subject to a withdrawal charge minus earnings during a Contract year without withdrawal charge, Jackson National will deduct 0.30% on an annual basis of the average daily net assets value of the contract owners allocations to the portfolios.

PREMIUM TAXES

Some states and other governmental entities charge premium taxes or other similar taxes. Jackson National is responsible for the payment of these taxes and may make a deduction from the value of the contract for them. Premium taxes generally range from 0% to 3.5% depending on the state.

NOTE 4 - RELATED PARTY TRANSACTIONS

For guaranteed minimum death benefits, the Company contributed $29,068,585 and $16,741,736 to the Separate Account in the form of additional premium to contract owners' accounts for the years ended December 31, 2004 and 2003, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time of annuitant death, when applicable.

NOTE 5 - PURCHASES AND SALES OF INVESTMENTS

     For the year ended December 31, 2004, purchases and proceeds from sales of investments are as follows:

------------------------------------------------------------------------------------------
                                JNL SERIES TRUST
                                                                           PROCEEDS
                                                            PURCHASES     FROM SALES
JNL/AIM Large Cap Growth Fund                               $46,870,894    $22,582,890
JNL/AIM Premier Equity II Fund                                2,357,943     11,740,352
JNL/AIM Small Cap Growth Fund                                25,077,317     28,253,011
JNL/Alger Growth Fund                                        34,468,695     67,263,822
JNL/Alliance Capital Growth Fund                             18,389,540     32,418,321
JNL/Eagle Core Equity Fund                                   26,193,468     25,820,221
JNL/Eagle SmallCap Equity Fund                               30,542,335     33,335,051
JNL/FMR Balanced Fund                                        27,376,386     22,450,669
JNL/FMR Capital Growth Fund                                  14,785,316     41,696,353
JNL/JP Morgan International Value Fund                       56,634,425     18,549,652
JNL/Lazard Mid Cap Value Fund                                96,597,074     37,348,833
JNL/Lazard Small Cap Value Fund                              67,087,937     36,456,088
JNL/MCM Bond Index Fund                                      82,739,633     20,232,505
JNL/MCM Enhanced S&P 500 Stock Index Fund                    38,482,802     20,984,077
JNL/MCM International Index Fund                            105,751,446     24,996,940
JNL/MCM S&P 400 MidCap Index Fund                           122,766,452     35,641,237
JNL/MCM S&P 500 Index Fund                                  194,355,764     56,286,992
JNL/MCM Small Cap Index Fund                                106,782,833     34,946,008
JNL/Oppenheimer Global Growth Fund                           55,092,173     24,982,988
JNL/Oppenheimer Growth Fund                                  13,188,274      8,932,855
JNL/PIMCO Total Return Bond Fund                            126,196,096     82,262,381
JNL/PPM America High Yield Bond Fund                        128,360,251    314,574,304
JNL/Putnam Equity Fund                                       11,790,575     41,841,044
JNL/Putnam International Equity Fund                         23,743,307     37,046,313
JNL/Putnam Midcap Growth Fund                                11,341,036      9,644,494
JNL/Putnam Value Equity Fund                                 29,431,980     57,143,610
JNL/S&P Core Index 50 Fund                                    5,823,697     12,884,106
JNL/S&P Core Index 75 Fund                                   11,562,595     21,486,976
JNL/S&P Core Index 100 Fund                                  14,112,085     50,150,969
JNL/S&P Equity Aggressive Fund I                             18,919,438     69,964,801
JNL/S&P Equity Growth Fund I                                 52,233,671    208,659,618
JNL/S&P Managed Aggressive Growth Fund                      424,566,022     56,061,605
JNL/S&P Managed Conservative Fund                            13,372,774      1,607,299
JNL/S&P Managed Growth Fund                                 355,965,214    125,646,259
JNL/S&P Managed Moderate Fund                                18,923,980      1,645,332
JNL/S&P Managed Moderate Growth Fund                        222,026,146     88,733,606
JNL/S&P Very Aggressive Growth Fund I                        17,807,747     78,190,822
JNL/Salomon Brothers High Yield Bond Fund                   257,252,964     23,610,882
JNL/Salomon Brothers Strategic Bond Fund                     65,391,478     39,975,928
JNL/Salomon Brothers U.S. Government & Quality Bond
Fund                                                         50,976,700     72,140,401
JNL/Select Balanced Fund                                    107,881,028     63,395,965
JNL/Select Global Growth Fund                                 5,829,515     40,945,652
JNL/Select Large Cap Growth Fund                             51,942,420     69,710,209
JNL/Select Money Market Fund                                227,668,089    231,025,008
JNL/Select Value Fund                                        45,582,579     15,955,381
JNL/T. Rowe Price Established Growth Fund                    71,377,675     70,669,242
JNL/T. Rowe Price Mid-Cap Growth Fund                       120,686,328     95,941,219
JNL/T. Rowe Price Value Fund                                105,331,519     51,269,295

------------------------------------------------------------------------------------------
                              JNL VARIABLE FUND LLC

                                                                           PROCEEDS
                                                            PURCHASES     FROM SALES
JNL/MCM 25 Fund                                            $240,017,071    $53,905,433
JNL/MCM Communications Sector Fund                           12,382,563      5,899,503
JNL/MCM Consumer Brands Sector Fund                           8,057,423      5,319,143
JNL/MCM Energy Sector Fund                                   54,217,455     19,493,149
JNL/MCM Financial Sector Fund                                14,251,183      6,680,745
JNL/MCM Global 15 Fund                                      232,663,468     48,594,819
JNL/MCM JNL 5 Fund                                           81,423,990      3,212,341
JNL/MCM Nasdaq 15(R) Fund                                    11,976,086      3,505,314
JNL/MCM Pharmaceutical/Healthcare Sector Fund                27,922,070     12,589,426
JNL/MCM Select Small Cap Fund                               196,939,836     53,635,068
JNL/MCM Technology Sector Fund                               16,247,948      7,800,415
JNL/MCM The Dow SM 5 Fund                                       291,837      7,875,648
JNL/MCM The Dow SM 10 Fund                                  254,333,239     70,448,117
JNL/MCM The S&P(R) 10 Fund                                  202,180,206     46,453,278
JNL/MCM Value Line(R)  25 Fund                               34,857,072      4,347,569
JNL/MCM VIP Fund                                             22,002,532      1,394,701

------------------------------------------------------------------------------------------
                            VARIABLE INSURANCE FUNDS
                                                                           PROCEEDS
                                                            PURCHASES     FROM SALES
Fifth Third Balanced VIP Fund                                $  374,321     $  254,082
Fifth Third Disciplined Value VIP Fund                        3,848,814        271,589
Fifth Third Mid Cap VIP Fund                                  1,782,897        245,246
Fifth Third Quality Growth VIP Fund                           3,617,724        520,399



JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - INSURANCE CHARGES

The  following is a summary of insurance  charges for the period ended  December
31, 2004:


                             Fifth          Fifth Third          Fifth         Fifth Third          JNL/              JNL/
                         Third Balanced   Disciplined Value  Third Mid Cap    Quality Growth    AIM Large Cap     AIM Premier
                         VIP Portfolio     VIP Portfolio     VIP Portfolio    VIP Portfolio    Growth Portfolio  Equity II Portfolio
                         ---------------  ----------------- ----------------  ---------------  ----------------  ---------------
                         ---------------  ----------------- ----------------  ---------------  ----------------  ---------------
 M&E CLASS

          1.000                     $ -                $ -              $ -              $ -           $ 2,610              $ -
          1.100                       -                  -                -                -                 -                -
          1.150                       -                  -                -                -            70,522            4,340
          1.250                      29              4,460            2,007            4,069             6,762                -
          1.300                       -                  -                -                -            39,510            4,398
          1.350                       -                  -                -                -             3,359                -
          1.395                       -                  -                -                -                 -                -
          1.400                       -                  -                -                -            32,890            2,374
          1.420                       -                  -                -                -                 -                -
          1.450                       -                  -                -                -            17,122              917
          1.500                      28                356              146              351            45,895              900
          1.545                       -                  -                -                -            11,722            1,058
          1.550                       -                185              100              179               841                -
          1.560                       -                  -                -                -                 -                -
          1.570                       -                  -                -                -             2,236                9
          1.575                       -                  -                -                -                 -                -
          1.600                     816              5,936            2,837            5,537            25,518            1,145
          1.605                       -                  -                -                -                 -                -
          1.630                       -                  -                -                -                 -                -
          1.645                       -                 75               31                -                42                -
          1.650                      21                190              201              340            14,735              744
          1.660                       -                  -                -                -                 -                -
          1.670                       -                  -                -                -                 1                -
          1.695                       -                  -                -                -             4,828              484
          1.700                      61                230              146              296            17,989              697
          1.710                       -                  -                -                -            82,938            4,362
          1.720                       -                  -                -                -             1,056                -
          1.725                       -                  -                -                -                 -                -
          1.745                       -                  -                -                -                 -                -
          1.750                       -                 37               16               38            13,653              550
          1.760                       -                274              118              277                 -                -
          1.795                       -                  -                -                -             1,986               81
          1.800                       -                 75               54               42            16,447            1,771
          1.810                      30              1,086              322              561             4,491                -
          1.820                       -                  -                -                -               265               14
          1.825                       -                  -                -                -                 -                -
          1.845                       -                  -                -                -             4,350              743
          1.850                       -              1,565              651            1,545             1,980                -
          1.860                       -                  -                -                -            37,027            1,803
          1.870                       -                  -                -                -               471                -
          1.895                       -                  -                -                -            11,229               65
          1.900                       -                595              265              678             7,195              775
          1.910                       -                  -                -                -                 -                -
          1.920                       -                  -                -                -               605                -
          1.945                       -                  -                -                -               174               32
          1.950                       -                 87               37               86             4,376              407
          1.955                       -                  -                -                -                 -                -



                          JNL/                                 JNL/                                JNL/Eagle         JNL/FMR
                     AIM Small Cap         JNL/Alger     Alliance Capital    JNL/Eagle Core       SmallCap          Balanced
                    Growth Portfolio    Growth Portfolio Growth Portfolio   Equity Portfolio   Equity Portfolio     Portfolio
                   -------------------  ---------------- -----------------  -----------------  ----------------  ----------------
                   -------------------  ---------------- -----------------  -----------------  ----------------  ----------------
 M&E CLASS

          1.000               $ 1,124             $ 877               $ -            $ 1,668             $ 866           $ 4,642
          1.100                     -               257                 -                  -                57                 -
          1.150                55,840            59,045            33,324             66,485            43,407            89,731
          1.250                 5,858             3,774             1,831              4,329             4,057             4,120
          1.300                30,816            32,192            15,466             41,787            23,212            72,949
          1.350                 1,599                 -                 -                  -                 -                 -
          1.395                     -                 -            15,424                  -                 -                 -
          1.400                23,702            28,271            16,754             29,989            21,163            43,381
          1.420                     -                 -                 -                  -                 -                 -
          1.450                10,537             8,153             3,501              9,527             3,229            14,619
          1.500                30,388            38,893            12,671             43,428            22,470            42,801
          1.545                 8,735             9,710             8,858              5,676             4,587             9,710
          1.550                 1,411             1,489               335              1,321               363             3,404
          1.560                     -                 -             2,283                409               372                 -
          1.570                 3,238             1,547             1,589              1,246             1,054             1,000
          1.575                     -                 -                 -                  -                 -                 -
          1.600                18,750            14,973            17,478             15,002            15,650            30,915
          1.605                     -                 -                 -                  -                 -                 -
          1.630                     -                 -                 -                 17                 -                 -
          1.645                    60                 8                14                 34                28                 9
          1.650                10,258            11,679             3,502             12,652             8,531            15,265
          1.660                     -                 -                 -                  -               338                 -
          1.670                   112                18                 -                  -                32             1,137
          1.695                 2,439             4,026             3,901              4,125             4,995             7,084
          1.700                 8,318            11,305             3,238              9,383            10,947            15,251
          1.710                52,045            72,433            28,885             70,447            43,305            53,556
          1.720                   678             2,696                59              2,227               924             4,003
          1.725                     -                 -                 -                  -                 -                 -
          1.745                     -                 -                 -                  -                 -                 -
          1.750                10,132             6,611             2,137             10,396             5,197            14,065
          1.760                    63                 -                 -                287               230                 -
          1.795                 3,893             5,033             1,378              2,358             3,723             3,594
          1.800                 6,205             6,026             6,380              5,185             3,655            11,802
          1.810                 2,494             2,192               714              3,028             2,987             3,941
          1.820                 1,805             2,260                 -                549               224               290
          1.825                     -                 -                 -                  -                 -                 -
          1.845                 7,760             5,004               351              3,060             1,916             6,195
          1.850                 1,216               729                66              1,116             1,790               811
          1.860                28,469            26,925            25,310             32,622            19,039            34,060
          1.870                     -                18                 -                  -                 -                23
          1.895                 4,330             8,525             1,128              6,008             4,477            12,427
          1.900                 3,980             4,053             1,844              9,078             3,704             8,304
          1.910                     -                 -                 -                  -                 -                 -
          1.920                    17               656               335                166               452               659
          1.945                    37               191                 -                  -                20               880
          1.950                 8,627             5,820             4,513              4,422             4,579             4,566
          1.955                     -                 -                 -                  -                 -                 -

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - INSURANCE CHARGES

The  following is a summary of insurance  charges for the period ended  December
31, 2004:

                           Fifth           Fifth Third         Fifth          Fifth Third         JNL/              JNL/
                        Third Balanced   Disciplined Value  Third Mid Cap    Quality Growth    AIM Large Cap     AIM Premier
                        VIP Portfolio     VIP Portfolio     VIP Portfolio    VIP Portfolio    Growth Portfolio  Equity II Portfolio
                        ---------------  ----------------- ----------------  ---------------  ----------------  ---------------
                        ---------------  ----------------- ----------------  ---------------  ----------------  ---------------
         M&E CLASS

          1.960                      -                  -                -                -            21,984            1,519
          1.970                      -                  -                -                -                 -                -
          1.995                      -                  -                -                -             2,132              369
          2.000                      -                 14               14               20             5,640                -
          2.005                      -                  -                -                -                 -                -
          2.010                      -                412              169              423            10,605              317
          2.020                      -                  -                -                -               155                -
          2.045                      -                  -                -                -             2,499              212
          2.050                      -                225               93              227             7,557              408
          2.060                      -                607              251              613            20,260              602
          2.070                      -                  -                -                -                79               40
          2.095                      -                  -                -                -             1,898              490
          2.100                      -                  3                1                3               282                -
          2.110                      -                144               61              150             2,951                -
          2.120                      -                  -                -                -               226                -
          2.145                      -                  -                -                -             4,336              133
          2.150                      -                864              335              844               951               11
          2.160                    136              1,389              631            1,332             7,731              485
          2.170                      -                  -                -                -                 -                -
          2.195                      -                  -                -                -               556               28
          2.200                      -                 23                8               23               867               23
          2.210                      -                264               96              253             3,047              109
          2.220                      -                  -                -                -               300                -
          2.245                      -                  -                -                -             1,140               86
          2.250                      -                  -                -                -               536                -
          2.260                      -                 48               44               26            14,815            1,985
          2.270                      -                  -                -                -               266                -
          2.280                      -                  -                -                -                 -                -
          2.295                      -                 63               27               62               678                -
          2.300                      -                 29               12               29             5,503            1,396
          2.305                      -                  -                -                -                 -                -
          2.310                      -                  -                -                -             5,241              106
          2.320                      -                  -                -                -                 -                -
          2.345                      -                  -                -                -               694                -
          2.350                      -                  -                -                -                72               11
          2.360                      -                 95               39               94             5,448               83
          2.370                      -                  -                -                -               206                -
          2.395                      -                  -                -                -             2,355              641
          2.400                      -                187               81              189                 -                -
          2.405                      -                  -                -                -                 -                -
          2.410                      6                 75               30               71               940               51
          2.420                      -                  -                -                -                 -                -
          2.445                      -                  -                -                -             1,206                -
          2.450                      -                 45               18               34             3,015                -
          2.460                      -                170               68              168               847                -
          2.470                      -                  -                -                -               177                -
          2.495                      -                  -                -                -               327                -



                           JNL/                                 JNL/                                JNL/Eagle         JNL/FMR
                      AIM Small Cap         JNL/Alger     Alliance Capital    JNL/Eagle Core       SmallCap          Balanced
                     Growth Portfolio    Growth Portfolio Growth Portfolio   Equity Portfolio   Equity Portfolio     Portfolio
                    -------------------  ---------------- -----------------  -----------------  ----------------  ----------------
                    -------------------  ---------------- -----------------  -----------------  ----------------  ----------------
         M&E CLASS

          1.960                 25,724            33,455            16,614             22,782            18,113            29,983
          1.970                     92                92                 -                 80                 -                46
          1.995                    931             1,356               324              3,570             1,125             3,741
          2.000                 10,080             9,097            11,939              2,692             4,701             3,314
          2.005                      -                 -                 -                  -                 -                 -
          2.010                  4,837             3,486             3,033              2,373             9,139             2,563
          2.020                    103               260               166                111               626               777
          2.045                  1,464             1,211               585                287                72             1,924
          2.050                  3,801             1,855             2,097              5,971             4,316             4,217
          2.060                 17,127            13,638             1,049             18,114            17,886            21,487
          2.070                     66                 -                 -                  -                 -               225
          2.095                  3,631             2,241             1,079              2,562             1,960             2,018
          2.100                    135               186               341                560               381               973
          2.110                  1,194             1,539               602              1,235             1,545             1,569
          2.120                     43               432                 -                413               644               916
          2.145                  1,202             1,590             1,680              2,498             2,448             6,266
          2.150                  2,319             1,696               486              4,136             3,750             1,991
          2.160                  4,661             4,014             2,267              5,787             6,746             7,381
          2.170                      -                 -                 -                  -               499               490
          2.195                    169               426               240                459               471               483
          2.200                    204               149               781              1,835             1,208             2,871
          2.210                    890             2,446             1,595              4,048             3,974             4,772
          2.220                    119                 2                 -                  5               293                 -
          2.245                    586                 -               325                 26                 -                47
          2.250                    541               276                16                486               271               430
          2.260                  9,438            10,097             5,240             10,214            13,859            10,586
          2.270                    179                 -                 -                  -                 -                88
          2.280                      -                 -                 -                  -                 -                 -
          2.295                    565                 -             2,351                786               412               344
          2.300                  6,126             1,836             3,232              5,707             7,679             5,859
          2.305                      -                 -                 -                  -                 -                 -
          2.310                  2,785             2,813             1,869              3,161             3,553             4,406
          2.320                      -                 -                 -                  -                 -                83
          2.345                     82                 -               165                262                38               656
          2.350                    972               452             1,892              1,204                33             1,259
          2.360                  4,856               528               433              3,988               712             4,170
          2.370                      1                14                 -                 40                84                 -
          2.395                  2,651             1,650               344              1,718               720             1,444
          2.400                     51                 -                 -                 88                36                 -
          2.405                      -                 -                 -                  -                 -                 -
          2.410                    622               200                99              1,161               245             1,199
          2.420                      -                 -                 -                  -                 -                 -
          2.445                    187               248               187              1,036               110               391
          2.450                  1,977             1,122               541              2,953             1,045             6,438
          2.460                  3,452               844                35              1,709               151             2,398
          2.470                    109                67                 -                184                44                 -
          2.495                      -                28                 -                 20               329                 -

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - INSURANCE CHARGES

The  following is a summary of insurance  charges for the period ended  December
31, 2004:

                            Fifth           Fifth Third         Fifth          Fifth Third         JNL/              JNL/
                        Third Balanced   Disciplined Value  Third Mid Cap    Quality Growth    AIM Large Cap     AIM Premier
                        VIP Portfolio     VIP Portfolio     VIP Portfolio    VIP Portfolio    Growth Portfolio  Equity II Portfolio
                        ---------------  ----------------- ----------------  ---------------  ----------------  ---------------
                        ---------------  ----------------- ----------------  ---------------  ----------------  ---------------
         M&E CLASS

          2.500                      -                138               58              132               285                -
          2.505                      -                  -                -                -                 -                -
          2.510                      -                  -                -                -             3,875               71
          2.520                      -                  -                -                -                 -                -
          2.545                      -                148               31              136               130                -
          2.550                      -                  -                -                -             2,465              175
          2.560                      -                 47                -                -             1,208               50
          2.570                      -                  -                -                -                 -                -
          2.595                      -                  -                -                -                14                -
          2.600                      -                  -                -                -               408                1
          2.605                      -                  -                -                -                 -                -
          2.610                      -                274              106              251            14,990            1,964
          2.620                      -                  -                -                -                 -                -
          2.645                      -                  -                -                -                 -                -
          2.650                      -                  -                -                -               899                -
          2.660                      -                  -                -                -               318                -
          2.670                      -                  -                -                -                 7                -
          2.680                      -                  -                -                -                 -                -
          2.695                      -                  -                -                -               105                -
          2.700                      -                  -                -                -                 -                -
          2.710                      -                131               52              123             1,368                -
          2.720                      -                  -                -                -                 -                -
          2.745                      -                  -                -                -               675                6
          2.750                      -                  -                -                -                42                -
          2.760                      -                  -                -                -                36                -
          2.770                      -                  -                -                -                 -                -
          2.795                      -                  -                -                -                 -                -
          2.800                      -                  -                -                -               660               27
          2.810                      -                  -                -                -               509                -
          2.820                      -                  -                -                -                 -                -
          2.845                      -                  -                -                -                 -                -
          2.850                      -                  -                -                -               327                -
          2.860                      -                  -                -                -                84                -
          2.895                      -                  -                -                -                 -                -
          2.900                      -                  -                -                -                 -                -
          2.910                      -                  -                -                -             1,683                -
          2.920                      -                  -                -                -                 -                -
          2.950                      -                  -                -                -               184                -
          2.955                      -                  -                -                -                 -                -
          2.960                      -                  -                -                -                 -                -
          2.995                      -                  -                -                -                 -                -
          3.000                      -                  -                -                -                10                -
          3.010                      -                365              148                -               751                -
          3.045                      -                  -                -                -                 -                -
          3.050                      -                  -                -                -                 -                -
          3.060                      -                  -                -                -               160                -
          3.070                      -                  -                -                -                 -                -


                          JNL/                                 JNL/                                JNL/Eagle         JNL/FMR
                     AIM Small Cap         JNL/Alger     Alliance Capital    JNL/Eagle Core       SmallCap          Balanced
                    Growth Portfolio    Growth Portfolio Growth Portfolio   Equity Portfolio   Equity Portfolio     Portfolio
                   -------------------  ---------------- -----------------  -----------------  ----------------  ----------------
                   -------------------  ---------------- -----------------  -----------------  ----------------  ----------------
         M&E CLASS

          2.500                   673                26               542              1,123                53                27
          2.505                     -                 -                 -                  -                 -                 -
          2.510                 1,428             3,306               780                501             2,429             1,209
          2.520                     -                 -                 -                 28                 -                 -
          2.545                   555                 -                 -                  -                58               173
          2.550                 1,049             1,503               241                241               211               419
          2.560                 2,051               598               680              2,271             1,042             1,697
          2.570                     -                 -                 -                  -                 -                 -
          2.595                     -                 -                 -                103                 -                 -
          2.600                    86                81                 -                 11                23               410
          2.605                     -                 -                 -                  -                 -                 -
          2.610                 1,735             3,040               825              2,966             2,452             5,515
          2.620                     -                 -                 -                  -                 -                 -
          2.645                     -                 -                 -                  -                 -                 -
          2.650                 4,714               916               611              2,078               979             2,134
          2.660                 1,209               700               269                218               258               309
          2.670                     -                 -                 -                  -                 -                 -
          2.680                     -                 -                 -                  -                 -                 -
          2.695                     -               101                 -                207               154                 -
          2.700                    66                 -                 -                  -                 -                 -
          2.710                    91               158               355                577             1,237               450
          2.720                     -                 -                 -                  -                 -                 -
          2.745                   160                28               544                860               588                 -
          2.750                     -               428                 -                  -                58                88
          2.760                     4                 1                 6                 15                31                24
          2.770                     -                 -                 -                  -                 -                 -
          2.795                     -                 -                 -                  -                 -                 -
          2.800                   529                88                 -              1,189               138             1,029
          2.810                   393               869               286                179               720               379
          2.820                     -                 -                 -                  -                 -                 -
          2.845                     -               100                 -                  -               167                 -
          2.850                   154                52                23                 35                25                49
          2.860                    51                 -                51                  -                33                52
          2.895                     -                 -                 -                  -                 -                 -
          2.900                     -               126                 -                 37               307                71
          2.910                   591               983               258                912               716               402
          2.920                     -                 -                 -                  -                 -                 -
          2.950                     -                 -                 -                107                 -                 -
          2.955                     -                 -                 -                  -                 -                 -
          2.960                     -                 -                 -                  -                 -                 -
          2.995                     -                10                 -                  -                 -                 -
          3.000                     -                 -                 -                 33                 -                19
          3.010                   640               539                22                156               264               576
          3.045                    63                 -                 -                  -                 -               625
          3.050                     -                 -                 -                  -                 -                48
          3.060                    18                21                94                  -               124               170
          3.070                     -                 -                 -                  -                 -                 -


JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - INSURANCE CHARGES

The  following is a summary of insurance  charges for the period ended  December
31, 2004:


                           Fifth          Fifth Third          Fifth         Fifth Third          JNL/              JNL/
                       Third Balanced   Disciplined Value  Third Mid Cap    Quality Growth    AIM Large Cap     AIM Premier
                       VIP Portfolio     VIP Portfolio     VIP Portfolio    VIP Portfolio    Growth Portfolio  Equity II Portfolio
                       ---------------  ----------------- ----------------  ---------------  ----------------  ---------------
                       ---------------  ----------------- ----------------  ---------------  ----------------  ---------------
         M&E CLASS

          3.095                     -                  -                -                -                 -                -
          3.100                     -                  -                -                -                61                -
          3.110                     -                  -                -                -                 -                -
          3.145                     -                  -                -                -                 -                -
          3.150                     -                  -                -                -                 -                -
          3.160                     -                  -                -                -                 -                -
          3.200                     -                  -                -                -                 -                -
          3.210                     -                  -                -                -                 -                -
          3.250                     -                  -                -                -                 -                -
          3.255                     -                  -                -                -                 -                -
          3.260                     -                  -                -                -                 -                -
          3.270                     -                  -                -                -                 -                -
          3.310                     -                  -                -                -                 -                -
          3.350                     -                  -                -                -                 -                -
          3.400                     -                  -                -                -                 3                -
          3.410                     -                159               66              128               184                -
          3.450                     -                  -                -                -                 -                -
          3.460                     -                  -                -                -                 -                -
          3.500                     -                  -                -                -                 -                -
          3.510                     -                  -                -                -                 -                -
          3.560                     -                  -                -                -                 -                -
          3.600                     -                  -                -                -                 -                -
          3.610                     -                  -                -                -                99                -
          3.650                     -                  -                -                -                 -                -
          3.660                     -                  -                -                -                 -                -
          3.700                     -                  -                -                -                 -                -
          3.710                     -                  -                -                -                 -                -
          3.750                     -                  -                -                -                10                -
          3.760                     -                  -                -                -                 -                -
          3.800                     -                  -                -                -                 -                -
          3.860                     -                  -                -                -                 -                -
          3.895                     -                  -                -                -                 -                -
          4.000                     -                  -                -                -                 -                -


 PERSPECTIVE
  Standard Benefit                  -                  -                -                -           146,951           14,300
   Maximum Anniversary
     Value Benefit                  -                  -                -                -             2,172              364
   Earnings Protection
     Benefits                       -                  -                -                -             1,016              172
   Combined Optional
     Benefits                       -                  -                -                -               370              113
                       ---------------  ----------------- ----------------  ---------------  ----------------  ---------------
                       ---------------  ----------------- ----------------  ---------------  ----------------  ---------------

           Total              $ 1,127           $ 21,070          $ 9,370         $ 19,330         $ 804,406         $ 54,017
                       ===============  ================= ================  ===============  ================  ===============


                              JNL/                                 JNL/                               JNL/Eagle          JNL/FMR
                        AIM Small Cap         JNL/Alger     Alliance Capital    JNL/Eagle Core       SmallCap          Balanced
                       Growth Portfolio    Growth Portfolio Growth Portfolio   Equity Portfolio   Equity Portfolio     Portfolio
                      -------------------  ---------------- -----------------  -----------------  ----------------  ----------------
                      -------------------  ---------------- -----------------  -----------------  ----------------  ----------------
        M&E CLASS

         3.095                         -                 -                 -                  -                 -                 -
         3.100                        14                32                 -                 64                 -                 -
         3.110                         -                 -                 -                  -                 7                 -
         3.145                        77                 -                 -                 77                 -                35
         3.150                         -                 -                 -                  -                 -                 -
         3.160                         -                 -                 -                  -                 -               443
         3.200                         -                 -                 -                  -                 -                 -
         3.210                         -                 -                 -                  -                18                 -
         3.250                         -                 -                 -                  -                 -                 -
         3.255                         -                 -                 -                  -                 -                 -
         3.260                         -                 -                 -                  -                 -                 -
         3.270                         -                 -                 -                  -                13                13
         3.310                         -                 -                 -                  -                 -                 -
         3.350                         -                 -                 -                  -                 -                 -
         3.400                         3                 -                 -                  7                 1                 -
         3.410                        41                 -                 -                  -                 -                 -
         3.450                       382               571                 -                  -                 -                 -
         3.460                         -                 -                 -                  -                 -                 -
         3.500                         -                 -                 -                  -                 -                 -
         3.510                         -                 -                 -                  -                 -                 -
         3.560                         -                 -                 -                  -                 -                 -
         3.600                         -                 -                 -                  -                 -                 -
         3.610                         -                 -                 -                  -                 -                 -
         3.650                         -                 -                 -                  -                 -                 -
         3.660                         -                 -                 -                  -                 -                 -
         3.700                         -                 -                 -                  -                 -                 -
         3.710                         -                 -                 -                  -                 -                 -
         3.750                         -                 -                14                  -                 -                 -
         3.760                         -                 -                 -                  -                 -                 -
         3.800                         -                 -                 -                  -                 -                 -
         3.860                         -                 -                 -                  -                 -                59
         3.895                         -                 -                 -                  -                 -                 -
         4.000                         -                 -                 -                  -                 -                 -


PERSPECTIVE
 Standard Benefit                150,978         2,022,078           237,756            667,251           863,999           641,495
  Maximum Anniversary
    Value Benefit                  1,024             2,904             4,041              1,149             1,818             5,306
  Earnings Protection
    Benefits                         636             4,829             2,980              3,367             2,781             5,747
  Combined Optional
    Benefits                         492               300             1,383                348               240               788
                      -------------------  ---------------- -----------------  -----------------  ----------------  ----------------
                      -------------------  ---------------- -----------------  -----------------  ----------------  ----------------

          Total                $ 628,815       $ 2,519,123         $ 526,637        $ 1,198,398       $ 1,251,742       $ 1,322,760
                      ===================  ================ =================  =================  ================  ================

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - INSURANCE CHARGES (CONTINUED)

The  following is a summary of insurance  charges for the period ended  December
31, 2004:

                             JNL/FMR         JNL/JPMorgan      JNL/Lazard      JNL/Lazard                         JNL/MCM
                             Capital        International       Mid Cap         Small Cap         JNL/MCM        Bond Index
                         Growth Portfolio  Value Portfolio  Value Portfolio   Value Portfolio   25 Portfolio      Portfolio
                         ----------------- ---------------- ----------------  ---------------  ---------------  --------------
                         ----------------- ---------------- ----------------  ---------------  ---------------  --------------
 M&E CLASS

         1.000                      $ 371          $ 1,421              $ -            $ 545         $ 15,963         $ 3,612
         1.100                          -                5                -                -            1,206               -
         1.150                     20,218           50,339          110,602          129,881          554,785         122,202
         1.250                      2,393           16,435           10,768           10,173           69,760          15,345
         1.300                      9,389           20,641           66,703           54,593          140,882          66,738
         1.350                          -                -                -            3,516            5,075             118
         1.395                          -                -                -                -                -               -
         1.400                      7,334           22,285           53,032           44,273          113,889          36,907
         1.420                          -                -                -                -              621               -
         1.450                      3,347            3,179           19,684           19,673           72,313          28,348
         1.500                      8,021           27,778           54,617           58,858          340,209          95,088
         1.545                      6,865            4,717           16,480           13,851           70,537          10,608
         1.550                        793              705            2,171            1,554           20,957           8,751
         1.560                          -            2,355                -                -            6,881               -
         1.570                        860            2,773            3,389            5,265           13,508           3,949
         1.575                          -                -                -                -                -               -
         1.600                      5,760           38,036           34,389           40,987          149,246          98,172
         1.605                          -                -                -                -               69               -
         1.630                          -               18               18                -                -               -
         1.645                        152              104              333              220            2,069             169
         1.650                      5,605            5,657           29,903           44,898          134,797          22,873
         1.660                          -            1,414                -                -              412               -
         1.670                        220               84              117               30            1,960              34
         1.695                      1,061           10,423            4,995            7,090           26,863          11,231
         1.700                      5,315           10,977           16,602           16,777           93,461          29,531
         1.710                     17,216           52,459          119,693          129,772          354,678         108,424
         1.720                        451              196            4,193            2,414            4,721           1,450
         1.725                          -                -                -                -                -               -
         1.745                        202                -                1                -                1               -
         1.750                      2,971            8,241           19,315           19,625           86,117          19,972
         1.760                         59                -              265              135            1,877             650
         1.795                      1,160            2,177            3,265            3,438           14,635             422
         1.800                      2,077            6,225           13,646            9,515           96,963          22,354
         1.810                      1,210            8,956           13,603            4,879           47,596          10,929
         1.820                          -              402            3,713            3,932            1,466           1,273
         1.825                          -                -                -                -                -               -
         1.845                        544            4,408           10,088            8,852           24,409           7,001
         1.850                        172            1,871            2,885            2,166           25,719           8,231
         1.860                     11,173           20,823           80,199           61,151          149,038         106,314
         1.870                          -              773              473               16            4,378             111
         1.895                        622            5,226            9,679           14,643           28,351           5,629
         1.900                      1,113            4,493           11,677           10,828           64,399          25,895
         1.910                          -                -                -                -            3,474               -
         1.920                          -              721            1,362            1,290           11,155           2,033
         1.945                        108              352              446              139            2,790             159
         1.950                        242            7,872            5,563            8,981           31,503          26,147
         1.955                          -                -                -                -              220              32



                                                                              JNL/MCM
                       JNL/MCM            JNL/MCM           JNL/MCM         Enhanced           JNL/MCM         JNL/MCM
                   Communications     Consumer Brands       Energy        S&P 500 Stock       Financial         Global
                  Sector Portfolio    Sector Portfolio  Sector Portfolio Index Portfolio   Sector Portfolio 15 Portfolio
                  ------------------  ----------------  ---------------- ----------------  ---------------- --------------
                  ------------------  ----------------  ---------------- ----------------  ---------------- --------------
 M&E CLASS

         1.000                  $ -               $ -               $ -          $ 1,953               $ -       $ 15,496
         1.100                    5                 -                 9                -                 -          1,233
         1.150                3,113             2,570            14,944           70,072             2,276        528,384
         1.250                  393               588             4,819            4,688             1,101         85,256
         1.300                  710               638             7,676           37,399             1,384        128,000
         1.350                    -                 -                 -                -                 -          5,218
         1.395                    -                 -                 -                -                 -              -
         1.400                  811             1,000             6,330           27,459             2,411        106,134
         1.420                    -                 -                 -                -                 -            631
         1.450                  267             1,084             3,053            8,959             5,528         66,307
         1.500                2,730             1,537            17,152           22,880             5,935        322,087
         1.545                  371               415             5,508           10,223               111         42,494
         1.550                  318               317             1,655            1,246             2,426         20,307
         1.560                    -                 -               309                -                 -          6,589
         1.570                    3                 3               596              818               122         11,655
         1.575                    -                 -                 -                -                 -              -
         1.600                2,381             1,634            12,030           26,936             3,544        149,282
         1.605                    -                 -                 -                -                 -             71
         1.630                    -                 -                 9                -                 -              -
         1.645                   47                 -               332               77                 -          2,056
         1.650                  147               101             1,028           14,972               416        119,913
         1.660                    -                 -                 -                -                 -            415
         1.670                    -                 -                14                -                 -          1,655
         1.695                   43                50             1,097           11,785               413         23,683
         1.700                1,717             4,121            12,229           18,558             4,470         82,645
         1.710               20,824             6,387            33,003          101,694             6,703        343,262
         1.720                    -               102               357            3,252                 -          4,520
         1.725                    -                 -                 -                -                 -              -
         1.745                    1                 -                 1              199                 -              1
         1.750                  143               454             1,527            6,547               635         77,403
         1.760                    -                 -                46                -                 -          1,932
         1.795                   45                 -                52            3,263               404         13,862
         1.800                  278               454             3,545           12,081             1,489         88,222
         1.810                  704             2,160             6,119            9,530             1,220         45,561
         1.820                    -                 -                 -              821                 -            872
         1.825                    -                 -                 -                -                 -              -
         1.845                    -               185             1,185            2,269                39         21,439
         1.850                  117                 4             1,303            2,811             1,655         25,342
         1.860                  352               171             5,427           33,160             1,839        140,004
         1.870                    -                34               761                -                35          3,264
         1.895                1,906               932             5,073            2,789             1,999         19,038
         1.900                  271                15               881            6,347               649         54,964
         1.910                    -                 -                 -                -                 -          2,701
         1.920                  266                79               858              738               216          7,747
         1.945                    -                 -               372              699                47          1,094
         1.950                   92                 5             4,440           17,842             2,629         25,563
         1.955                    -                 -                 -               20                 -            224

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - INSURANCE CHARGES (CONTINUED)

The  following is a summary of insurance  charges for the period ended  December
31, 2004:



                             JNL/FMR         JNL/JPMorgan      JNL/Lazard       JNL/Lazard                        JNL/MCM
                             Capital        International       Mid Cap         Small Cap         JNL/MCM        Bond Index
                         Growth Portfolio  Value Portfolio  Value Portfolio   Value Portfolio   25 Portfolio      Portfolio
                         ----------------- ---------------- ----------------  ---------------  ---------------  --------------
                         ----------------- ---------------- ----------------  ---------------  ---------------  --------------
       M&E CLASS

         1.960                      9,199           14,902           41,984           39,774          128,201          26,632
         1.970                          -                -              184                -              806             213
         1.995                        484            1,978            4,179            3,682           12,087           8,660
         2.000                      2,097            4,348           11,218           10,274           32,321           6,160
         2.005                          -                -                -                -                -               -
         2.010                      2,747            4,463           13,475           13,314           32,361          11,381
         2.020                        625            1,022              915            1,015            2,700           1,369
         2.045                        893              131            2,350            1,414           13,706           3,654
         2.050                        993           10,205           10,509            6,745           49,227          10,604
         2.060                        988           19,343           25,780           25,443          155,174          56,120
         2.070                         19                -                -               19              383             114
         2.095                        412            3,388            5,716            5,869            6,906           2,768
         2.100                         69            1,350            1,200            1,036            6,615           3,984
         2.110                        423            1,384            4,592            3,982            7,346          11,731
         2.120                          -              460            1,219              717            1,221             196
         2.145                      1,991              777            8,258            6,352           14,066           2,325
         2.150                        779            5,598            6,766            5,941           15,199           8,761
         2.160                      4,255            9,528           19,643           16,705           56,274          52,499
         2.170                          -                -                -              485            1,477             188
         2.195                          -              120            1,164              865            5,475           1,506
         2.200                        697            1,419            1,845            1,259            8,928           2,821
         2.210                         44            2,829            6,658            4,752           44,713           7,700
         2.220                          1               79               81              206            1,063             610
         2.245                          -              384              604              432              805             381
         2.250                        135            5,113            2,097            2,472           31,336           7,012
         2.260                      4,704           13,364           37,051           19,649           56,699          20,447
         2.270                        144                -               84              189              492              69
         2.280                          -                -                -                -                6               -
         2.295                          -            1,841            1,568            1,963            3,784           2,062
         2.300                        930            9,872           12,103           15,060           42,834          15,219
         2.305                          -                -                -                -               31              45
         2.310                      2,531            3,181            8,759            4,221           47,020          10,872
         2.320                          -                -               36               36              283              46
         2.345                          -              165              815              727            3,401           2,462
         2.350                         54            1,394              514              428            4,875             437
         2.360                        435            2,319            8,437            5,687           45,595           4,386
         2.370                          -               57               69               66               63               -
         2.395                          -              849            3,990            2,329            6,972             794
         2.400                          -               28              205               95            1,191              14
         2.405                          -                -                -                -                -               -
         2.410                        198              706            1,290            1,066           10,705           4,133
         2.420                          -                -                -                -                -              18
         2.445                        162               47            1,342              390            4,207           1,429
         2.450                      1,312              874            8,312            7,699           32,095           4,122
         2.460                        713            1,720            3,866            5,337           12,737           9,268
         2.470                          -               43                -                -              907              84
         2.495                          -              536              349              202              598             202



                                                                               JNL/MCM
                        JNL/MCM            JNL/MCM           JNL/MCM         Enhanced           JNL/MCM         JNL/MCM
                    Communications     Consumer Brands       Energy        S&P 500 Stock       Financial         Global
                   Sector Portfolio    Sector Portfolio  Sector Portfolio Index Portfolio   Sector Portfolio 15 Portfolio
                   ------------------  ----------------  ---------------- ----------------  ---------------- --------------
                   ------------------  ----------------  ---------------- ----------------  ---------------- --------------
       M&E CLASS

         1.960                   407             1,907             3,551           13,049             1,912        122,351
         1.970                     -                 -                59                -                 -            205
         1.995                   337               155               664            1,250               171          6,430
         2.000                   161               497            10,139            3,737             4,597         29,649
         2.005                     -                 -                 -                -                 -              -
         2.010                   349               193             2,175            5,581                38         29,460
         2.020                     4                96               937              713                63          2,599
         2.045                     -                 -               403            1,988                 -         10,968
         2.050                   288               426             2,025            4,167             1,360         45,827
         2.060                 7,767             4,024            16,190            8,637             8,026        148,851
         2.070                     -                 -                18               80                 -            378
         2.095                   396                 -               512            1,321               394          5,905
         2.100                   173               105               150              411               148          7,039
         2.110                   174               289               950            2,871               323          6,837
         2.120                    54                 -               482               89                 -            660
         2.145                     -                31                79            1,384                87         12,340
         2.150                   492               419             1,767            4,728               707         14,452
         2.160                 1,299             1,404             5,416           14,111             1,777         57,715
         2.170                     -                 -               176              118                 -          1,752
         2.195                     -                 -               213              661                 -          4,295
         2.200                    39                 -               425              239               147          9,257
         2.210                    76                33             1,641            2,629               399         37,689
         2.220                     -                 -               216                -               193          1,220
         2.245                     -                 -                81              156                 -          1,656
         2.250                     -                 -                 3              696                 -         29,251
         2.260                   383               851             5,490            8,680             3,127         50,356
         2.270                     -                 -                 -              288                 -            515
         2.280                     -                 -                 4                -                 -              4
         2.295                    34                 -               227              190                 -          3,498
         2.300                    77                70             1,172            8,254                15         39,959
         2.305                     -                 -                 -                -                 -             38
         2.310                   163                66             1,423            6,628               206         46,149
         2.320                    74                 -               273                -                 -            350
         2.345                     -                 -                99              150                16          3,556
         2.350                   126                 -             1,051            1,895               203          4,432
         2.360                   273               216             1,843              480               318         45,417
         2.370                    37                 -                 -               56                 -             32
         2.395                     -                 -               128              820                11          3,959
         2.400                     -                 -                 1                -                 -          1,251
         2.405                     -                 -                 -                -                 -              -
         2.410                     -                 4               203               51                78         11,348
         2.420                     -                 -                 -                -                 -              -
         2.445                     -                 -                 -                -                 -          5,076
         2.450                   605                 -               850            3,935               295         31,252
         2.460                 2,075             1,049            20,478            2,481             1,056         12,257
         2.470                    22                 -                 -            1,122                 -            968
         2.495                     -                 -               850                -               406            357


JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - INSURANCE CHARGES (CONTINUED)

The  following is a summary of insurance  charges for the period ended  December
31, 2004:


                             JNL/FMR         JNL/JPMorgan      JNL/Lazard       JNL/Lazard                        JNL/MCM
                             Capital        International       Mid Cap         Small Cap         JNL/MCM        Bond Index
                         Growth Portfolio  Value Portfolio  Value Portfolio   Value Portfolio   25 Portfolio      Portfolio
                         ----------------- ---------------- ----------------  ---------------  ---------------  --------------
                         ----------------- ---------------- ----------------  ---------------  ---------------  --------------
       M&E CLASS

         2.500                          -              267              776              798            2,852              68
         2.505                          -                -                -                -               74               -
         2.510                        294            4,370            4,044            4,151           13,059           1,692
         2.520                          -                -                -                -                -               -
         2.545                         72               83              995              832            1,523           2,050
         2.550                        946              484            3,141            3,614           14,368             949
         2.560                        504            1,568            1,167            9,279           18,280           5,144
         2.570                          -                -                -                -                -             295
         2.595                          -               91                -                -              308               -
         2.600                          -                6              224              172              745              61
         2.605                          -                -                -                -               62               -
         2.610                        733            3,432            9,629            6,649           43,297          12,808
         2.620                          -                -                -                -              318               -
         2.645                          -                -                -                -            3,967           1,587
         2.650                        252            2,666            3,684            3,041           12,204           2,179
         2.660                        131            1,238              762            1,018           14,180           2,068
         2.670                          -                -                -                -              591               -
         2.680                          -                -                -                -              322               -
         2.695                          -                -               68                3              564               -
         2.700                          -                -               29               29               69               6
         2.710                        222            2,686            1,248              889            7,401           3,023
         2.720                          -                -                -                -                -               -
         2.745                          -              642            1,821            2,581            1,102              47
         2.750                         14               53              327              624              671              31
         2.760                          6               42               30               10              778              22
         2.770                          -                -              180                -                -               -
         2.795                          -               13                -               13               26              49
         2.800                        137              204            1,093              796            1,989           1,723
         2.810                          -              465              528            1,931            2,471             166
         2.820                          -                -                -                -                -               -
         2.845                          -                -              102                -                -               -
         2.850                          -              180              207              232            2,499             657
         2.860                          -                1              195              235            3,669             148
         2.895                          -                -                -                -              482               -
         2.900                         71                -              380              599            4,225           6,568
         2.910                        131            1,147            1,971            2,227            4,549             999
         2.920                          -                -                -                -                -               -
         2.950                          -                -                -                -              242               -
         2.955                          -                -                -                -               11               -
         2.960                          -               88                -                -              960             121
         2.995                          -                -                -                -                -               -
         3.000                          -                -               13                -                -               -
         3.010                          -              406            1,184              633            1,493             543
         3.045                          -                -                -                -              356               -
         3.050                          -                -               38               28                -             599
         3.060                         10                -              369              154            1,136             110
         3.070                          -                -                -                -                -               -


                                                                               JNL/MCM
                        JNL/MCM            JNL/MCM           JNL/MCM         Enhanced           JNL/MCM         JNL/MCM
                    Communications     Consumer Brands       Energy        S&P 500 Stock       Financial         Global
                   Sector Portfolio    Sector Portfolio  Sector Portfolio Index Portfolio   Sector Portfolio 15 Portfolio
                   ------------------  ----------------  ---------------- ----------------  ---------------- --------------
                   ------------------  ----------------  ---------------- ----------------  ---------------- --------------
       M&E CLASS

         2.500                     -                 -                92              396                30          2,881
         2.505                     -                 -                 -                -                 -             74
         2.510                   181               473             6,316              976             5,431         10,655
         2.520                     -                 -                 -                -                 -              -
         2.545                     -                 -                33                -               160          1,842
         2.550                     1                 -               628              604                 -          9,034
         2.560                    29                 -                73              887               208         12,999
         2.570                     -                 -                 -                -                 -              -
         2.595                     -                 -               312               45                 -             17
         2.600                     -                 -               170               78                 -            927
         2.605                     -                 -                 -                -                 -             64
         2.610                   834               376            16,500            5,873             1,582         39,390
         2.620                     -                 -                42                -                 -            319
         2.645                     -                 -                 -                -                 -          3,772
         2.650                   922                42             3,373              942             2,025         11,238
         2.660                   253               377               442              146               129          4,809
         2.670                     -                 -                 -                -                 -            610
         2.680                     -                 -                 -                -                 -            338
         2.695                    51                50                53                -                50            631
         2.700                     -                 -                 -               98                 -             70
         2.710                   117                92               979            2,959             1,183          7,590
         2.720                     -                 -                 -                -                 -              -
         2.745                     -                 -             1,238            1,294               193            988
         2.750                     -                 -                48                -                91            358
         2.760                     -                33               442                -                 2          1,628
         2.770                     -                 -                 -              364                 -              -
         2.795                     -                26                51                -                 -             78
         2.800                     -                 -               178            3,287                77          1,893
         2.810                     -                 -             2,212              299                 -          2,287
         2.820                     -                 -                 -                -                 -              -
         2.845                     -                 -                 -                -                 -              3
         2.850                     -                 -                 1               16                 -            239
         2.860                     -                 -               186                -                 1          3,864
         2.895                     -                 -               780                -               692            532
         2.900                     -                 -               302                -                 -          4,196
         2.910                   131                 -             2,725            1,837               641          7,245
         2.920                     -                 -                 -                -                 -              -
         2.950                     -                 -                 -                -                 -            242
         2.955                     -                 -                 -                -                 -             11
         2.960                     -                42                58                -                 -          1,010
         2.995                     -                 -                 -               11                 -              -
         3.000                     -                 -                 -                -                 -              -
         3.010                     -               634               303               63               703          1,388
         3.045                     -                 -               158                -               150            377
         3.050                     -                 -                 -                -                 -              -
         3.060                     -                16                14              256                16          1,145
         3.070                     -                 -                 -                -                 -              -

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - INSURANCE CHARGES (CONTINUED)

The  following is a summary of insurance  charges for the period ended  December
31, 2004:


                             JNL/FMR        JNL/JPMorgan      JNL/Lazard        JNL/Lazard                         JNL/MCM
                             Capital        International       Mid Cap         Small Cap         JNL/MCM        Bond Index
                         Growth Portfolio  Value Portfolio  Value Portfolio   Value Portfolio   25 Portfolio      Portfolio
                         ----------------- ---------------- ----------------  ---------------  ---------------  --------------
                         ----------------- ---------------- ----------------  ---------------  ---------------  --------------
       M&E CLASS
                                        -                -                -                -                -               -
         3.095                          -                -                -                -                -               -
         3.100                         19               28               66               97                -               -
         3.110                          -                7               79               39              294               -
         3.145                          -                -               62                -                -               -
         3.150                          -                -                -                -                -               -
         3.160                          -                -                -                -              148             175
         3.200                          -                -                -                -            1,171               -
         3.210                         18               18               18                -              173               9
         3.250                          -                -                -                -                -               -
         3.255                          -                -                -                -              292               -
         3.260                          -                -               64               83              113               -
         3.270                         13                -               13                -               13              13
         3.310                          -                -                -                -                2               -
         3.350                          -                -                -                -                -               -
         3.400                          -                -                -                3                -               1
         3.410                          -                -               68               42               36               -
         3.450                        576              382                -              388              218               -
         3.460                          -                -                -                -                -               -
         3.500                          -                -                -                -                -               -
         3.510                          -                -                -                -               17              61
         3.560                          -                -                -                -                -             134
         3.600                          -                -                -                -                -               -
         3.610                          -                -              100                -              183               -
         3.650                          -                -                -                -                -               -
         3.660                          -                -                -                -               83               -
         3.700                          -                -                -                -                -              49
         3.710                          -                -                -                -                -               5
         3.750                          -                8                -                -                -              33
         3.760                          -                -                -                -              137               1
         3.800                          -                -                -                -                -               -
         3.860                          -                -                -                -               15              30
         3.895                          -                -                -                -                2               2
         4.000                          -                -                -                -              118               -


 PERSPECTIVE
  Standard Benefit              1,712,905          207,868          460,804          458,644          439,396          62,394
   Maximum Anniversary
     Value Benefit                    925              127            2,876              814            1,903             243
   Earnings Protection
     Benefits                       2,597              209              890            1,716           16,465             171
   Combined Optional
     Benefits                          29              843              103              675                -             439
                         ----------------- ---------------- ----------------  ---------------  ---------------  --------------
                         ----------------- ---------------- ----------------  ---------------  ---------------  --------------

         Total                $ 1,875,663        $ 699,980      $ 1,482,444      $ 1,454,896      $ 4,313,460     $ 1,311,673
                         ================= ================ ================  ===============  ===============  ==============


                                                                                  JNL/MCM
                            JNL/MCM            JNL/MCM           JNL/MCM         Enhanced           JNL/MCM         JNL/MCM
                        Communications     Consumer Brands       Energy        S&P 500 Stock       Financial         Global
                       Sector Portfolio    Sector Portfolio  Sector Portfolio Index Portfolio   Sector Portfolio 15 Portfolio
                       ------------------  ----------------  ---------------- ----------------  ---------------- --------------
                       ------------------  ----------------  ---------------- ----------------  ---------------- --------------
       M&E CLASS
                                       -                 -                 -                -                 -              -
         3.095                         -                 -                 -                -                 -              -
         3.100                         -                 -                 -               29                 -              -
         3.110                         -                 -                48                -                58            245
         3.145                         -                 -                 -                -                 -              -
         3.150                         -                 -                 -                -                 -              -
         3.160                         -                 -                 -                -                 -            151
         3.200                         -                 -                 -                -                 -          1,136
         3.210                       105                50               128                -               103            117
         3.250                         -                 -                 -                -                 -              -
         3.255                         -                 -                 -                -                 -            303
         3.260                         -                 -                 -                -                 -            115
         3.270                         -                 -                14                -                 -             13
         3.310                         -                 -                 -                -                 -              2
         3.350                         -                 -                 -                -                 -              -
         3.400                         -                 -                 -                1                 -              -
         3.410                         -                 -                 -                -                 -             38
         3.450                         -                 -                 -                -                 -            218
         3.460                         -                 -                 -                -                 -              -
         3.500                         -                 -                 -                -                 -              -
         3.510                         -                 -                 -                -                 -             17
         3.560                         -                 -                 -                -                 -              -
         3.600                         -                 -                 -                -                 -              -
         3.610                         -                 -                 -                -                 -            172
         3.650                         -                 -                 -                -                 -              -
         3.660                         -                 -                 -                -                 -             82
         3.700                         -                 -                 -                -                 -              -
         3.710                         -                 -                 -                -                 -              -
         3.750                         -                 -                 -                -                 -              -
         3.760                         -                 -                 -                -                 -            136
         3.800                         -                 -                 -              101                 -              -
         3.860                         -                 -                 -                -                 -             15
         3.895                         -                 -                 -                -                 -              2
         4.000                         -                 -                 -                -                 -            125


 PERSPECTIVE
  Standard Benefit               116,513           140,402           177,397          107,625           235,552        418,500
   Maximum Anniversary
     Value Benefit                     -                 -                60            1,192                 -          1,831
   Earnings Protection
     Benefits                      5,183             6,290             7,057              694             9,921         10,772
   Combined Optional
     Benefits                          -                 -                 -                -                 -              -
                       ------------------  ----------------  ---------------- ----------------  ---------------- --------------
                       ------------------  ----------------  ---------------- ----------------  ---------------- --------------

         Total                 $ 178,260         $ 185,778         $ 458,517        $ 695,806         $ 334,767    $ 4,012,820
                       ==================  ================  ================ ================  ================ ==============

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - INSURANCE CHARGES (CONTINUED)

The  following is a summary of insurance  charges for the period ended  December
31, 2004:


                                                                                   JNL/MCM
                               JNL/MCM         JNL/MCM           JNL/MCM      Pharmaceutical/      JNL/MCM         JNL/MCM
                            International       JNL 5            Nasdaq(R)      Healthcare      S&P 400 MidCap     S&P 500
                            Index Portfolio   Portfolio       15 Portfolio    Sector Portfolio  Index Portfolio Index Portfolio
                            --------------- ---------------  ---------------- ----------------  --------------- ---------------
                            --------------- ---------------  ---------------- ----------------  --------------- ---------------
 M&E CLASS

          1.000                    $ 2,744             $ -               $ -              $ -          $ 3,783         $ 6,858
          1.100                         33             495                 7               12               20              34
          1.150                    154,526           3,465             2,449           11,636          206,679         353,200
          1.250                     48,466           7,125            10,495            4,330           25,138          41,399
          1.300                     85,880           1,327                97            2,536          109,094         186,540
          1.350                      5,348               -                 -                -            2,030           2,377
          1.395                          -               -                 -                -                -               -
          1.400                     60,348           3,695               506            4,085           70,058         109,232
          1.420                      1,205               -                 -                -            1,190             591
          1.450                     34,037              59               543            5,503           40,440          68,422
          1.500                    156,171           4,445             1,285           13,696          190,605         248,216
          1.545                     17,575             627                79            1,458           31,206          38,510
          1.550                     11,552           1,265               249            2,526           16,426          23,684
          1.560                        731               -                 -                -              371             248
          1.570                      3,632             144                 -              149            5,330          10,482
          1.575                          -               -                 -                -                -               -
          1.600                     95,331           1,431               831           10,602          114,029         150,536
          1.605                          -             276                 -                -                -           3,471
          1.630                          -               -                 -                8                -               -
          1.645                        674              22                67               37              711           1,056
          1.650                     27,435          11,316             1,329            1,065           32,179          49,505
          1.660                          -               -                 -                -              698             690
          1.670                      1,441             140                 -               18            1,575             557
          1.695                      9,989             647                 3            1,302           16,001          35,861
          1.700                     36,315           2,439               218            9,866           43,206          69,376
          1.710                    132,296           4,870             1,711           14,606          169,199         294,857
          1.720                      3,320               -                 -              214            3,740           3,692
          1.725                          -               -                 -                -                -               -
          1.745                          1               -                 -                -              210               -
          1.750                     26,369           1,338                81            2,036           30,884          58,277
          1.760                        537               -                 -              149              683             522
          1.795                      3,144             170                 -              387            5,385           9,019
          1.800                     21,641           4,078               737            2,418           25,083          42,221
          1.810                     15,171          12,472               380            3,685           20,399          34,305
          1.820                      1,890             121                 -                -            1,423           2,176
          1.825                          -               -                 -                -                -               -
          1.845                      5,904              50               209              594           12,242          23,131
          1.850                      9,554           2,814                 4            2,397           10,562          15,929
          1.860                    108,549           1,859               144            5,668          119,835         186,334
          1.870                      3,732               -                 -              372            7,920           5,592
          1.895                      9,136              30                46            4,160           17,854          32,819
          1.900                     29,773           4,904             1,216              768           35,737          49,725
          1.910                          -               -                 -                -                -               -
          1.920                      2,540              94                31            1,084            4,015           5,443
          1.945                        678             185                 -              220            1,023             835
          1.950                     13,788           3,639                93            2,735           29,353          42,836
          1.955                         62               -                 -                -              102             437


                          JNL/MCM          JNL/MCM        JNL/MCM         JNL/MCM         JNL/MCM        JNL/MCM
                        Small Cap        Small Cap      Technology      The Dow SM     The Dow SM       The S&P(R)
                         Portfolio     Index Portfolio Sector Portfolio 5 Portfolio    10 Portfolio    10 Portfolio
                      ---------------  --------------  ------------------------------ --------------  --------------
                      ---------------  --------------  -------------- --------------- --------------  --------------
 M&E CLASS

          1.000             $ 14,175         $ 3,056             $ -             $ -       $ 13,983        $ 14,788
          1.100                  432             274               7               -          1,179             808
          1.150              488,528         169,144           3,802               -        605,305         519,121
          1.250               61,602          24,226           1,216               -         74,491          69,649
          1.300              123,454         107,846             754               -        169,786         123,250
          1.350                4,857           1,980               -               -          4,881           4,963
          1.395                    -               -               -               -              -               -
          1.400              104,916          62,184           2,187               -        131,376         104,168
          1.420                    -             599               -               -            573             618
          1.450               62,686          31,919           5,330               -         78,202          65,558
          1.500              295,426         144,816           4,995               -        355,771         319,639
          1.545               44,190          23,763              26               -         68,830          57,480
          1.550               15,175          14,529           3,120               -         22,848          21,068
          1.560                6,230             459               -               -          7,037           6,497
          1.570               11,266           2,588              74               -         15,732          10,239
          1.575                    -               -               -               -              -               -
          1.600              142,661          93,300           3,679               -        165,264         139,779
          1.605                   71               -               -               -             69              71
          1.630                    -               9               -               -              -               -
          1.645                1,441             782             103               -          1,603           1,485
          1.650              111,795          25,166             587               -        135,738         110,750
          1.660                  414             365               -               -          1,443             409
          1.670                  907             382               6               -          1,760           1,305
          1.695               23,063          14,388             372               -         39,781          28,214
          1.700               73,482          42,202           3,684               -        103,385          82,301
          1.710              306,866         145,250          18,941               -        366,870         310,028
          1.720                4,569           1,145             119               -          5,020           3,933
          1.725                    -               -               -               -              -               -
          1.745                  195             216               1               -              -               1
          1.750               71,810          26,553             954               -         83,289          80,172
          1.760                1,928             534               -               -          1,822           1,903
          1.795               15,572           4,548             295               -         16,408          15,160
          1.800               82,264          22,006           1,294               -        102,969          88,688
          1.810               38,407          23,251           1,406               -         50,583          41,776
          1.820                  874           1,229               -               -          2,002           1,544
          1.825                    -               -               -               -              -               -
          1.845               18,083          11,347             109               -         30,614          19,590
          1.850               23,320          10,646           1,246               -         25,001          24,727
          1.860              134,758         112,313           3,550               -        172,475         126,962
          1.870                2,102           4,429             142               -          3,557             775
          1.895               24,399          16,824           2,913               -         34,817          31,490
          1.900               51,541          33,365             719               -         65,383          51,728
          1.910                2,575               -               -               -          2,487           2,668
          1.920                8,175           2,747             277               -          9,322           7,235
          1.945                  940             699              34               -          3,087           1,469
          1.950               26,886          14,033             988               -         47,664          30,786
          1.955                  322              64               -               -            310             230

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - INSURANCE CHARGES (CONTINUED)

The  following is a summary of insurance  charges for the period ended  December
31, 2004:

                                                                                   JNL/MCM
                               JNL/MCM         JNL/MCM           JNL/MCM      Pharmaceutical/      JNL/MCM         JNL/MCM
                            International       JNL 5            Nasdaq(R)      Healthcare      S&P 400 MidCap     S&P 500
                            Index Portfolio   Portfolio       15 Portfolio    Sector Portfolio  Index Portfolio Index Portfolio
                            --------------- ---------------  ---------------- ----------------  --------------- ---------------
                            --------------- ---------------  ---------------- ----------------  --------------- ---------------
        M&E CLASS

          1.960                     37,035           2,788                25            5,730           50,845          73,156
          1.970                         63               -                 -               10              455              61
          1.995                      6,060               7                 7              457            8,957          12,620
          2.000                      8,921             539                13            6,584           13,217          15,871
          2.005                         51               -                 -                -               26              26
          2.010                      6,928             178                 -            1,316           21,533          23,238
          2.020                        895               -                 -               98            1,395           1,118
          2.045                      7,897             539                48                1            7,777           9,985
          2.050                     13,871             407                19            4,242           14,371          26,334
          2.060                     59,528           3,757               221           15,872           80,411         126,173
          2.070                        167             261                 -                -              114             114
          2.095                      3,833               -                 -              389            3,395           4,213
          2.100                      3,027           2,113                24              460            3,216           5,744
          2.110                     11,624           2,310                 -            1,188           11,325          18,157
          2.120                        521               -                 -                -              588             869
          2.145                      4,359             538                 -               95            5,442           9,776
          2.150                      7,728             926                24            2,198           10,516          13,541
          2.160                     55,630           3,169                42            4,409           60,498          79,236
          2.170                        405               -                 -                -              496           1,332
          2.195                        862              41                 -                7            1,780           5,289
          2.200                      3,458           1,688               171              146            5,023           9,785
          2.210                     10,684           4,178               151              519           14,614          18,617
          2.220                        257               -                 -                -              856           2,229
          2.245                        652             640                 -                -              693           4,969
          2.250                      8,109              38                34              597            7,335          17,358
          2.260                     23,822           1,427                22            5,067           28,051          48,114
          2.270                         35               -                 -                -               35             438
          2.280                          -               -                 -                -                -               -
          2.295                      1,663             119                28              208            4,353           4,989
          2.300                     10,995             250                 -              504           15,975          55,277
          2.305                          -               -                 -                -                -               -
          2.310                     15,723             655                19              705           25,456          36,188
          2.320                        198             195                 -               10              117             611
          2.345                        997             264                 -               22            2,062           3,003
          2.350                        419              39                14              405              235           3,002
          2.360                      3,945           3,198                12              685            4,875           6,991
          2.370                         64               -                 -                -                -              21
          2.395                      1,033              78                 -              104            1,173           1,227
          2.400                        386             393                15                -              337             260
          2.405                          -               -                 -                -               23              22
          2.410                      5,525             799               274              178            6,608           7,880
          2.420                         28               -                 -                -                -              60
          2.445                      1,965               -                 -                -            2,295           3,296
          2.450                      3,137             765                76            1,447            2,870          13,311
          2.460                     10,665           4,061               142            1,352            9,897          11,970
          2.470                        165               -                 -                -               28             149
          2.495                        454               -                 -              397              749             769



                         JNL/MCM          JNL/MCM        JNL/MCM         JNL/MCM         JNL/MCM        JNL/MCM
                     Select Small Cap   Small Cap      Technology      The Dow SM     The Dow SM       The S&P(R)
                        Portfolio     Index Portfolio Sector Portfolio 5 Portfolio    10 Portfolio    10 Portfolio
                     ---------------  --------------  ------------------------------ --------------  --------------
                     ---------------  --------------  -------------- --------------- --------------  --------------
        M&E CLASS

          1.960             117,525          44,735           1,678               -        138,907         109,899
          1.970                  33             233               7               -            135             481
          1.995               6,420           9,320             311               -         16,289           7,576
          2.000              28,300           9,082              92               -         32,878          29,231
          2.005                   -              51               -               -              -               -
          2.010              29,307          15,579           1,179               -         34,116          27,883
          2.020               1,668           1,359              60               -          2,510           2,266
          2.045              10,505           7,358               -               -         15,992          10,850
          2.050              41,885          14,473           2,933               -         46,193          46,910
          2.060             138,705          77,387          11,162               -        179,933         159,735
          2.070                 381             114               -               -            372             379
          2.095               5,355           4,242               -               -          9,655           5,803
          2.100               5,802           2,508             408               -          7,160           6,575
          2.110               5,967          10,848             523               -          8,505           6,710
          2.120                   -             712              80               -            566               -
          2.145              12,495           5,209              30               -         16,538          13,825
          2.150              11,498           7,752             698               -         17,590          14,051
          2.160              47,693          60,452           2,263               -         64,779          52,522
          2.170               1,030             498               -               -          2,008           1,438
          2.195               4,528           2,079               7               -          6,308           4,983
          2.200               8,508           3,840              98               -          9,299           8,397
          2.210              37,099          13,667              82               -         42,809          35,547
          2.220               1,060             251               -               -          1,499           1,180
          2.245                 920           1,213              19               -          1,246           1,294
          2.250              27,318           8,143               -               -         30,851          27,799
          2.260              47,677          24,543             453               -         54,233          41,584
          2.270                 449              35               -               -            479             499
          2.280                   -               -               -               -              -               -
          2.295               3,476           3,800               -               -          4,230           3,393
          2.300              37,113          11,803             130               -         41,097          39,489
          2.305                  16               -               -               -              -               -
          2.310              46,134          23,888             350               -         47,715          42,462
          2.320                  46             228              10               -            429             224
          2.345               3,185             907               -               -          3,774           2,567
          2.350               4,173             139             156               -          8,601           4,105
          2.360              42,803           4,366           1,479               -         46,604          44,297
          2.370                  10              25              55               -             16               -
          2.395               3,955           1,387               -               -          3,930           2,611
          2.400               1,144             325               5               -          1,162           1,195
          2.405                   -               -               -               -              -               -
          2.410               8,537           7,619               -               -         14,198          10,768
          2.420                   -              14               -               -              -               -
          2.445               3,195           1,772               -               -          6,232           5,549
          2.450              29,769           3,374               3               -         33,960          29,604
          2.460              10,035           8,650              81               -         12,232           9,550
          2.470                 815              36              20               -            878             821
          2.495                 328             440               -               -            332             326

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - INSURANCE CHARGES (CONTINUED)

The  following is a summary of insurance  charges for the period ended  December
31, 2004:


                                                                                   JNL/MCM
                               JNL/MCM         JNL/MCM           JNL/MCM      Pharmaceutical/      JNL/MCM         JNL/MCM
                            International       JNL 5            Nasdaq(R)       Healthcare      S&P 400 MidCap     S&P 500
                            Index Portfolio   Portfolio       15 Portfolio    Sector Portfolio  Index Portfolio Index Portfolio
                            --------------- ---------------  ---------------- ----------------  --------------- ---------------
                            --------------- ---------------  ---------------- ----------------  --------------- ---------------
        M&E CLASS

          2.500                        150               -                 -               52              123             496
          2.505                          -               -                 -                -                -               -
          2.510                      7,180             941                 -            4,288           11,052          12,477
          2.520                          -               -                 -                -                -               -
          2.545                      1,714               -                 -              121            1,928           2,154
          2.550                      1,663             238               199                1            1,972          14,258
          2.560                      6,268              11                 -              237           13,878           9,236
          2.570                        310               -                 -                -              302             299
          2.595                          -               2                 2                -              310             429
          2.600                        865              59                 4                5            1,046           1,483
          2.605                          -               -                 -                -                -               -
          2.610                     12,743              57                 -            1,945           14,942          31,063
          2.620                          -               -                 -                -                -               -
          2.645                        397             357                 -               24              791           2,298
          2.650                      1,016               -                 -            2,210              970           2,108
          2.660                      5,142             235                 7              744           13,701           5,968
          2.670                          -               -                 -                -                -               7
          2.680                          -               -                 -                -                -               -
          2.695                         51               -                 7               50               51              12
          2.700                          6             155                 -                -                6              64
          2.710                      4,640             755                24              919            6,710           6,852
          2.720                          -               -                 -                -                -               -
          2.745                        531             253                 -              184              724             698
          2.750                         17               -                 -               69               96             262
          2.760                        914           1,049                 -                6              244             210
          2.770                          -               -                 -              169                -             807
          2.795                         53               -                52                -               53              52
          2.800                      2,242               -                 -                -            1,577           6,295
          2.810                      3,049               -                 -                -            2,260           8,123
          2.820                          -               -                 -                -                -               -
          2.845                          -               -                 -                -               45              46
          2.850                        644               -                 -                1              627             629
          2.860                        152             248                 -              140              149             328
          2.895                         67               -                82              457               67              66
          2.900                      8,737               -                 -                -            8,435           8,140
          2.910                      4,004           1,985                 -            1,093            1,233           1,471
          2.920                          -               -                 -                -                -               -
          2.950                          -               -                 -                -                -             108
          2.955                          -               -                 -                -                -               -
          2.960                        408               2               140                -              509             333
          2.995                          -               -                 -                -               11               -
          3.000                          -               -                 -                -                -               -
          3.010                        489              31                57              703            1,037             703
          3.045                          -               -                 -              139              599             606
          3.050                        588               -                 -                -              584             592
          3.060                        163               2                 -              151              250             216
          3.070                          -               -                 -                -              229             626



                          JNL/MCM          JNL/MCM        JNL/MCM         JNL/MCM         JNL/MCM        JNL/MCM
                      Select Small Cap   Small Cap      Technology      The Dow SM     The Dow SM       The S&P(R)
                         Portfolio     Index Portfolio Sector Portfolio 5 Portfolio    10 Portfolio    10 Portfolio
                      ---------------  --------------  ------------------------------ --------------  --------------
                      ---------------  --------------  -------------- --------------- --------------  --------------
        M&E CLASS

          2.500                2,350             146              57               -          3,468           2,954
          2.505                   77               -               -               -             73              74
          2.510                9,931           8,778             163               -         18,059          11,830
          2.520                    -               -               -               -              -               -
          2.545                1,439           1,977              55               -          1,594           1,569
          2.550                8,952           1,888               2               -          9,949           8,913
          2.560               10,085           7,092              61               -         12,225          10,060
          2.570                    -             303               -               -              -               -
          2.595                   11             595               -               -            287              13
          2.600                  826           1,069               5               -            742             680
          2.605                   63               -               -               -             60              63
          2.610               33,134          14,735              45               -         40,896          34,405
          2.620                  319               -               -               -            303             314
          2.645                3,602             388             360               -          3,693           3,780
          2.650               10,553           1,338               -               -         13,385          11,000
          2.660                3,785           5,975              13               -          5,038           3,316
          2.670                  614               7               7               -            563             601
          2.680                  343               -               -               -            309             335
          2.695                  618               -              50               -            538             602
          2.700                   70               6               -               -             98              69
          2.710                6,551           5,391           1,450               -          8,825           7,174
          2.720                    -               -               -               -              -               -
          2.745                1,219             928              15               -          1,127           1,184
          2.750                1,043              80               7               -            454             730
          2.760                  749             273               6               -            779             667
          2.770                    -               -               -               -              -               -
          2.795                   75              53               -               -            125             129
          2.800                2,131           1,614               -               -          1,816           2,229
          2.810                2,026           2,064               -               -          3,120           1,595
          2.820                    -               -               -               -              -               -
          2.845                    -              46               -               -             46               -
          2.850                   65             623               -               -             65              69
          2.860                3,396             252               -               -          3,517           3,640
          2.895                  493              67               -               -          1,194             517
          2.900                4,162           8,757               -               -          3,952           4,028
          2.910                4,256           1,197             357               -          5,246           4,286
          2.920                    -               -               -               -              -               -
          2.950                  237               -               -               -            236             236
          2.955                   11               -               -               -             11              11
          2.960                  944             313               -               -            854             783
          2.995                    -               -               -               -              -               -
          3.000                    -               -               -               -              -               -
          3.010                1,850             616             437               -          1,468           1,199
          3.045                  307             599             140               -            366           1,189
          3.050                    -             575               -               -              -               -
          3.060                1,097             393             150               -          3,742             923
          3.070                    -             173               -               -              -               -

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - INSURANCE CHARGES (CONTINUED)

The  following is a summary of insurance  charges for the period ended  December
31, 2004:

                                                                                  JNL/MCM
                               JNL/MCM         JNL/MCM           JNL/MCM      Pharmaceutical/      JNL/MCM         JNL/MCM
                            International       JNL 5            Nasdaq(R)       Healthcare      S&P 400 MidCap     S&P 500
                            Index Portfolio   Portfolio       15 Portfolio    Sector Portfolio  Index Portfolio Index Portfolio
                            --------------- ---------------  ---------------- ----------------  --------------- ---------------
                            --------------- ---------------  ---------------- ----------------  --------------- ---------------
        M&E CLASS

          3.095                          -             213                 -                -                -               -
          3.100                          -               -                 -                -                -               -
          3.110                         64               -                 -               11               75             277
          3.145                          -               -                 -                -                -              23
          3.150                          -               -                12                -                -               -
          3.160                        474               -                 -                -               96             223
          3.200                          -               -                 -                -                -               -
          3.210                          9               -                 -              150            1,094           3,444
          3.250                          -               -                 -                -                -               -
          3.255                          -               -                 -                -                -               -
          3.260                          -               -                 -                -                -               -
          3.270                          -               -                 -                -                -               -
          3.310                          -               -                 -                -               61             221
          3.350                          -               -                 -                -                -               -
          3.400                          -               -                 -                -                -               3
          3.410                          -               -                 -                -                -               -
          3.450                          5               -                 -                -                7             222
          3.460                          -               -                 -                -                -             636
          3.500                          -               -                 -                -                -               -
          3.510                         60               -                 -                -               61              61
          3.560                        135               -                 -                -              135             135
          3.600                          -               -                 -                -                -               -
          3.610                          -               -                 -                -                -               -
          3.650                          -               -                 -                -                -               -
          3.660                          -               -                 -                -                -               -
          3.700                         50               -                 -                -               49             148
          3.710                          4               -                 -                -                4               4
          3.750                          -               -                 -                -                -               -
          3.760                          1               -                 -                -                1               1
          3.800                          -               -                 -                -                -             101
          3.860                          -               -                 -                -                -              43
          3.895                          2               -                 -                -                2               2
          4.000                          -               -                 -                -                -               -


 PERSPECTIVE
  Standard Benefit                 130,110           6,530               724          304,322          132,239         224,356
   Maximum Anniversary
     Value Benefit                     961               -                14                -            1,003             989
   Earnings Protection
     Benefits                          479               -                 -           14,124              198             187
   Combined Optional
     Benefits                            -               -                 -                -                -               -
                            --------------- ---------------  ---------------- ----------------  --------------- ---------------
                            --------------- ---------------  ---------------- ----------------  --------------- ---------------

          Total                $ 1,671,859       $ 125,025          $ 25,515        $ 498,039      $ 2,057,971     $ 3,236,975
                            =============== ===============  ================ ================  =============== ===============


                            JNL/MCM          JNL/MCM         JNL/MCM        JNL/MCM         JNL/MCM         JNL/MCM
                         Select Small Cap   Small Cap      Technology      The Dow SM     The Dow SM       The S&P(R)
                            Portfolio     Index Portfolio Sector Portfolio5 Portfolio    10 Portfolio    10 Portfolio
                         ---------------  --------------  ------------------------------ --------------  --------------
                         ---------------  --------------  -------------- --------------- --------------  --------------
        M&E CLASS

          3.095                       -               -               -               -              -               -
          3.100                       -               -               -               -              -              26
          3.110                     210              46               -               -            110             112
          3.145                       -               -               -               -              -               -
          3.150                       -               -               -               -             25               -
          3.160                     109             181               -               -            187             107
          3.200                   1,027               -               -               -          1,073           1,093
          3.210                     442             520             149               -            274             256
          3.250                       -               -               -               -              -               -
          3.255                     296               -               -               -            282             298
          3.260                     114               -               -               -            112             114
          3.270                       -               -               -               -             13              13
          3.310                       2              41               -               -              2               2
          3.350                       -               -               -               -              -               -
          3.400                       -               4               -               -              -               -
          3.410                      35               -               -               -             34              36
          3.450                     208             144               -               -            215             219
          3.460                      44               -               -               -              -               -
          3.500                       -               -               -               -              -               -
          3.510                      17              60               -               -             17              17
          3.560                       -             134               -               -              -               -
          3.600                       -               -               -               -              -               -
          3.610                     174               -               -               -            178             176
          3.650                       -               -               -               -            556               -
          3.660                      81               -               -               -             79              82
          3.700                       -              50               -               -              -               -
          3.710                       -               4               -               -              -               -
          3.750                       -               -               -               -              -               -
          3.760                     135               1               -               -            130             138
          3.800                       -               -               -               -             99              99
          3.860                       -              29               -               -             29               -
          3.895                       -               2               -               -              2               2
          4.000                     115               -               -               -            116             119


 PERSPECTIVE
  Standard Benefit              488,680         135,081         251,454          33,738        869,873         431,216
   Maximum Anniversary
     Value Benefit                1,958             985               -               -          2,760           1,533
   Earnings Protection
     Benefits                    16,244             394          10,629           2,920         21,311          12,725
   Combined Optional
     Benefits                         -               -               -               -            482               -
                         ---------------  --------------  -------------- --------------- --------------  --------------
                         ---------------  --------------  -------------- --------------- --------------  --------------

          Total             $ 3,816,494     $ 1,795,619       $ 352,914        $ 36,658    $ 5,035,139     $ 3,906,953
                         ===============  ==============  ============== =============== ==============  ==============

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - INSURANCE CHARGES (CONTINUED)

The  following is a summary of insurance  charges for the period ended  December
31, 2004:


                                                                                                                    JNL/
                              JNL/MCM          JNL/MCM      JNL/Oppenheimer                      JNL/PIMCO       PPM America
                            Value Line(R)        VIP         Global Growth   JNL/Oppenheimer   Total Return      High Yield
                            25 Portfolio      Portfolio        Portfolio     Growth Portfolio  Bond Portfolio  Bond Portfolio
                           ---------------  --------------  ---------------- ----------------- --------------  ----------------
                           ---------------  --------------  ---------------- ----------------- --------------  ----------------
 M&E CLASS

          1.000                     $ 182             $ -           $ 1,358           $ 1,803        $ 2,810             $ 531
          1.100                       161              12               123                 -             21                 -
          1.150                     5,562           1,533           101,192            27,274        376,289           157,865
          1.250                    12,948           2,105             9,326             1,057         24,330             2,960
          1.300                     1,947             736            46,056            17,349        187,645            69,072
          1.350                         -               -                 -                 -            941             1,973
          1.395                         -               -                 -                 -              -                 -
          1.400                     1,449             224            48,898            16,628         96,593            50,533
          1.420                         -               -                 -                 -            593                 -
          1.450                     1,445             802            11,927             4,032         46,849            28,904
          1.500                     3,272           1,508            57,087            10,305        164,706            80,268
          1.545                       214             181             8,888             2,200         50,316            15,901
          1.550                       439             907             5,525               369         11,411             4,577
          1.560                         -               -                 -             2,278            426            39,791
          1.570                        19               -             3,430             1,187         15,171             3,436
          1.575                         -               -                 -                 -              -                 -
          1.600                     1,233           1,225            30,942             6,234         78,741            31,316
          1.605                         -               -                 -                 -              -                 -
          1.630                         -               -                 -                 -              -                 -
          1.645                       239             301               519               102          2,089                 -
          1.650                     3,521           1,664            17,018             4,949         62,059            22,904
          1.660                         -               -                 -                 -            171             4,989
          1.670                        29               -               140               201          1,078                50
          1.695                        15             199             4,191             1,074         18,278             9,475
          1.700                       598             490            19,881             3,935         48,903            29,214
          1.710                     5,117           1,848            77,163            27,108        268,548           123,078
          1.720                         -               -               892               815         16,758             1,789
          1.725                         -               -                 -                 -              -                 -
          1.745                         -               -                 -                 -              -                 -
          1.750                       502             247            11,480             6,633         66,906            16,656
          1.760                        89               4                 -                 -          1,118                70
          1.795                        17               -             5,954             2,192         15,047             7,781
          1.800                     1,637             327             8,992             3,389         38,842            11,671
          1.810                     2,253           1,898             6,487             1,128         15,145            18,063
          1.820                         -               -             3,423               219          2,845               764
          1.825                         -               -                 -                 -              -                 -
          1.845                       491             134             3,138             2,042         33,700            16,938
          1.850                     1,170             302             2,117               953         14,897             1,258
          1.860                       982             551            46,831            12,940        156,512            63,048
          1.870                         -               -                18                17          2,806               683
          1.895                       160             233             6,862             2,680         24,710             9,258
          1.900                     1,290           1,337             8,458             3,287         44,823            14,389
          1.910                         -               -                 -                 -              -                 -
          1.920                        32               1             2,405                99          3,314             2,456
          1.945                         1             131                89                63            452                27
          1.950                       290             150            12,758             1,693         22,449             6,982
          1.955                         -               -                 -                 -             63                 -

                                             JNL/Putnam       JNL/Putnam      JNL/Putnam        JNL/S&P        JNL/S&P
                           JNL/Putnam      International       Midcap       Value Equity    Core Index 50   Core Index 75
                        Equity Portfolio  Equity Portfolio Growth Portfolio   Portfolio       Portfolio       Portfolio
                        ----------------- ---------------- ---------------  --------------  --------------- --------------
                        ----------------- ---------------- ---------------  --------------  --------------- --------------
 M&E CLASS

          1.000                      $ -            $ 619             $ -             $ -              $ -        $ 2,044
          1.100                        -               10               -               -                -              -
          1.150                   14,882           35,724          25,974          55,735           14,218         22,655
          1.250                      441            4,712           1,598           4,936              481          1,286
          1.300                    6,769           31,682          15,365          39,208            3,355         17,604
          1.350                        -            2,007               -           3,582                -              -
          1.395                        -                -               -               -                -              -
          1.400                    4,093           16,232           5,857          33,577            5,732          2,016
          1.420                        -                -               -               -                -              -
          1.450                    5,955            6,329           3,148          15,983              648          3,253
          1.500                    2,362           17,715           6,712          31,174            7,639         22,840
          1.545                      682            3,625           4,979           6,677              719          3,478
          1.550                      265              691             236             498              578             16
          1.560                        -                -               -               -                -              -
          1.570                      553              979             845           3,159              135          1,210
          1.575                        -                -               -               -                -              -
          1.600                    2,697           17,810           3,043          10,209            1,482          3,617
          1.605                        -                -               -               -                -              -
          1.630                        -                -               -               -                -              -
          1.645                       14               21               -              23               28            528
          1.650                    4,701            8,528           2,718          19,489            1,653          5,705
          1.660                        -                -               -               -                -              -
          1.670                        -                -              39               -                1              -
          1.695                      902            2,833           2,163           7,547            3,708          3,381
          1.700                    1,801            5,884           2,527           9,487            3,781          2,917
          1.710                   10,356           36,339          29,019          53,977           12,716          6,595
          1.720                      244              833              62           1,978            1,960              -
          1.725                        -                -               -               -                -              -
          1.745                        -                -               -               -                -              -
          1.750                    2,045            6,932           3,690           6,438            3,552         12,738
          1.760                        -               83               -               -                -              -
          1.795                      303              342           1,971           1,271            1,051            579
          1.800                    6,213            4,905           3,574          10,530              560            523
          1.810                      430            1,776             888             423              434            968
          1.820                       10              548              35              97                -             27
          1.825                        -                -               -               -                -              -
          1.845                    1,494            1,042           2,116           1,388            3,057              -
          1.850                      252            1,289             328             468              161            232
          1.860                    8,005           25,227          10,245          34,490            4,336         12,110
          1.870                        -                -               -               -                -              -
          1.895                    1,303            4,702           2,748           9,278              984            707
          1.900                    3,772            2,314           2,412           6,715            1,097            513
          1.910                        -                -               -               -                -              -
          1.920                      147              552              26           1,437                -             25
          1.945                        -              136               -               -                5              -
          1.950                       33            2,178             675           1,335              401            239
          1.955                        -              141               -               -                -              6

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - INSURANCE CHARGES (CONTINUED)

The  following is a summary of insurance  charges for the period ended  December
31, 2004:

                                                                                                                    JNL/
                              JNL/MCM          JNL/MCM      JNL/Oppenheimer                      JNL/PIMCO       PPM America
                            Value Line(R)        VIP         Global Growth   JNL/Oppenheimer   Total Return      High Yield
                            25 Portfolio      Portfolio        Portfolio     Growth Portfolio  Bond Portfolio  Bond Portfolio
                           ---------------  --------------  ---------------- ----------------- --------------  ----------------
                           ---------------  --------------  ---------------- ----------------- --------------  ----------------
        M&E CLASS

          1.960                       758              42            50,344             8,509         91,380            65,208
          1.970                         -               -                96                 -            247               108
          1.995                         7              99             1,926               698         10,667             4,240
          2.000                       162             663             9,919               855         16,261            10,039
          2.005                         -               -                 -                 -              -                 -
          2.010                       866              27             6,679               219         18,017            11,029
          2.020                         -               -               730                 -            412               304
          2.045                       131              71             1,144             1,646          4,704             3,000
          2.050                       245             107            10,011             2,262         17,853             7,498
          2.060                     2,153           3,222            20,238             3,434         69,062            38,053
          2.070                         8               -                 -                54            252                38
          2.095                         -              19             4,579               576         11,234            14,905
          2.100                       193             205               689               129          2,020               538
          2.110                        47             100             2,702               129          4,752             8,294
          2.120                         -               -               824                43          2,020               821
          2.145                       151             275             2,401             1,296         10,954             4,359
          2.150                       159             309             2,736             1,390         12,035             4,072
          2.160                       220           1,724             7,272             1,080         36,435            15,030
          2.170                       129             152                63                 -            872                51
          2.195                        10               -               864                54          6,977             1,307
          2.200                       453              74             1,405               947          3,146             1,115
          2.210                     2,886           2,058             4,116                 7         15,895            10,205
          2.220                         -               -                 2                 -            664               107
          2.245                         -               -               667                 -            900               383
          2.250                         -               7             1,068                 -          8,042             4,143
          2.260                       501             239            10,325             4,794         30,407            24,307
          2.270                         -               -                43                 -              -                45
          2.280                         -               -                 -                 -              5                 -
          2.295                         -             142               468                 -          4,408               427
          2.300                       103             753             7,606               944         22,348            11,274
          2.305                         -               -                 -                 -             45                 -
          2.310                       301             526             4,025             2,477          9,629             3,250
          2.320                         -              46               356                 -             53                 -
          2.345                         1               -             1,381             1,276          1,872               409
          2.350                       277              10               947               975          3,626             3,869
          2.360                       716             293             6,202               620          4,048             1,923
          2.370                         -               -                94                 -             76               220
          2.395                         -               -             1,063               450          7,262             3,512
          2.400                       167           2,511               101                46            142                 -
          2.405                         -               -                 -                 -              -                 -
          2.410                       335             149             1,171               340          2,095               136
          2.420                         -               -                 -                 -              -                 -
          2.445                         -               -             2,741             1,352          3,152             1,422
          2.450                         2              35             6,244               612         23,049             4,344
          2.460                       477              44             3,293               282          1,694             1,875
          2.470                         -               -                34                 -            356               263
          2.495                         -               -               660               312              -                 -



                                          JNL/Putnam       JNL/Putnam      JNL/Putnam        JNL/S&P         JNL/S&P
                         JNL/Putnam      International       Midcap       Value Equity    Core Index 50   Core Index 75
                      Equity Portfolio  Equity Portfolio Growth Portfolio   Portfolio       Portfolio       Portfolio
                      ----------------- ---------------- ---------------  --------------  --------------- --------------
                      ----------------- ---------------- ---------------  --------------  --------------- --------------
        M&E CLASS

          1.960                  4,314           20,302           7,832          15,741            4,497         13,528
          1.970                      -                -               -               -                6              -
          1.995                    440              525           1,189           2,851              180            440
          2.000                    478            4,124             948             835              445          1,664
          2.005                      -                -               -               -                -              -
          2.010                    102            1,492           4,180           3,556            1,869            445
          2.020                      -              237               -               -                -              -
          2.045                  2,079              354             651             290                -              -
          2.050                    832            2,578           1,550           3,504              648          7,026
          2.060                  1,412            8,063           4,679          16,498            5,020          5,763
          2.070                      -                -               -               -               89              -
          2.095                     61            3,154             720             902               11              -
          2.100                      2              246             338             291              352              -
          2.110                  1,188              223              72             137               88            188
          2.120                     53                -              25             654                -              -
          2.145                    673            1,299             766           2,918              155            105
          2.150                      -            3,265             897             262              754             16
          2.160                  1,144            3,333             241           4,851            4,366            844
          2.170                      -              896               -             859               29              -
          2.195                    207              347             220             137            1,330          1,254
          2.200                      -              147             213             743                -              -
          2.210                    478            1,098           1,416           9,327              245            796
          2.220                      -                -               -               -                -              -
          2.245                      -                -               -               -                -              -
          2.250                      -            4,997             701             164                -              -
          2.260                  2,887            5,432           3,259           4,772            2,310          1,570
          2.270                      -                -               -               -                -              -
          2.280                      -                -               -               -                -              -
          2.295                      -              348             415               -                5          1,632
          2.300                    227            3,425           2,047           3,517              683            361
          2.305                      -                -               -               -                -              -
          2.310                  2,166              509           1,010           4,341               55          1,688
          2.320                      -                9               -               -              310              -
          2.345                      -                7             390             508                -              -
          2.350                      -              264             669           1,116                9              -
          2.360                    358            1,036             150             395              193             11
          2.370                     37                -              19               3                -              -
          2.395                      -            1,392           2,361             480                -            460
          2.400                      -              107               -               -                -              -
          2.405                      -                -               -               -                -              -
          2.410                      -               24               -              63               81              4
          2.420                      -                -               -               -                -              -
          2.445                    169                -             139             273                -             70
          2.450                    354              183             874             729              255              -
          2.460                      8               59             416             308               11          4,081
          2.470                     42                -              44               -                -              -
          2.495                      -              310               -               -                -              -

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - INSURANCE CHARGES (CONTINUED)

The  following is a summary of insurance  charges for the period ended  December
31, 2004:


                                                                                                                    JNL/
                              JNL/MCM          JNL/MCM      JNL/Oppenheimer                      JNL/PIMCO       PPM America
                            Value Line(R)        VIP         Global Growth   JNL/Oppenheimer   Total Return      High Yield
                            25 Portfolio      Portfolio        Portfolio     Growth Portfolio  Bond Portfolio  Bond Portfolio
                           ---------------  --------------  ---------------- ----------------- --------------  ----------------
                           ---------------  --------------  ---------------- ----------------- --------------  ----------------
        M&E CLASS

          2.500                         -               -               530                 -          1,256               501
          2.505                         -               -                 -                 -              -                 -
          2.510                       167             174             2,145             1,405          3,965             3,575
          2.520                         -               -                 -                 -              -                 -
          2.545                         3               -               129                 -            714                97
          2.550                        46              13             1,546               438         18,085             3,543
          2.560                        60               1             2,106               285          3,278             4,275
          2.570                         -               -                 -                 -              -                 -
          2.595                        12               5                 -                 -            814                 -
          2.600                         -              22                75                 -            775               116
          2.605                         -               -                 -                 -              -                 -
          2.610                        30               -             3,392             1,459         12,179             8,758
          2.620                         -               -                 -                 -              -                 -
          2.645                         -               -                 -                 -              -                 -
          2.650                         -             102             6,169                 -          2,961             5,038
          2.660                       479              46               730               653          1,889               226
          2.670                         -               -                 -                 -              -                 -
          2.680                         -               -                 -                 -              -                 -
          2.695                         7               -               229                 -            262               115
          2.700                         -             355               162                 -            197                59
          2.710                        25             315               460               467          1,517               415
          2.720                         -               -                 -                 -              -                 -
          2.745                         -               -               326               134            852               411
          2.750                         -               -               315                 -            116                27
          2.760                       734             362                42                 -            134               554
          2.770                         -               -                 -                 -              -                 -
          2.795                        54               -                 -                 -              -                 -
          2.800                       158               -             3,224               424          8,855             4,463
          2.810                       158             262               187                 -             69               281
          2.820                         -               -                 -                 -              -                 -
          2.845                         -               -               143                 -              -                 -
          2.850                         -               -               264                 -            506                97
          2.860                       148             143                 -                 -             43                 6
          2.895                         -               -               690                 -             29                 -
          2.900                         -               -               228               256            267               359
          2.910                         -              19             1,785               330          2,500             5,577
          2.920                         -               -                 -                 -              -                 -
          2.950                         -               -               281                 -              9                86
          2.955                         -               -                 -                 -              -                 -
          2.960                       167              11                87                 -             30                 -
          2.995                         -               -                10                 -              -                 1
          3.000                         -               -                 9                 -             54                33
          3.010                         -             564               423                 -          1,560                50
          3.045                         -               -               324                 -             73                73
          3.050                         -               -                38                38              -                 -
          3.060                         -              17             1,054             3,556          3,496             2,412
          3.070                         -               -               116                 -              -                 -


                                         JNL/Putnam       JNL/Putnam      JNL/Putnam        JNL/S&P        JNL/S&P
                       JNL/Putnam      International       Midcap       Value Equity    Core Index 50   Core Index 75
                    Equity Portfolio  Equity Portfolio Growth Portfolio   Portfolio       Portfolio       Portfolio
                    ----------------- ---------------- ---------------  --------------  --------------- --------------
                    ----------------- ---------------- ---------------  --------------  --------------- --------------
        M&E CLASS

          2.500                    -              969               -               -                -              -
          2.505                    -                -               -               -                -              -
          2.510                  167            1,490           1,621              92              454              -
          2.520                    -                -               -               -                -              -
          2.545                    -              418               -              59                -             12
          2.550                  479              482             851             909                -              6
          2.560                  242              517             245           2,954               88          1,233
          2.570                    -                -               -               -                -              -
          2.595                    -                -               -               -                -              -
          2.600                    -                6               -               -                -              -
          2.605                    -                -               -               -                -              -
          2.610                3,079            2,650           3,431           5,955              116          1,527
          2.620                    -                -               -               -                -              -
          2.645                    -                -               -               -                -              -
          2.650                  224              355               -             191                -              -
          2.660                  141              348             596              67              177             17
          2.670                    -                -               -               -                -              -
          2.680                    -                -               -               -                -              -
          2.695                    -                3               -             252                -              -
          2.700                    -                -               -               -                -              -
          2.710                  258              218             435              71                2             61
          2.720                    -                -               -               -                -              -
          2.745                    -              136             680               -              729              -
          2.750                    -               27              92             111              225             41
          2.760                   18               32               -               -                -              -
          2.770                    -              175               -               -                -              -
          2.795                    -                -               -               -                -              -
          2.800                    -              266               -             659                -              -
          2.810                    -                -           1,354             182                -              -
          2.820                    -                -               -               -                -              -
          2.845                    -                -               -               -                -              -
          2.850                    -                -               -             163                -            133
          2.860                   52                2              53               -                -              -
          2.895                    -                -               -               -                -              -
          2.900                    -              366               -               -                -              -
          2.910                   28              270           1,121             675              438            272
          2.920                    -                -               -               -                -              -
          2.950                    -                -               -             141                -              -
          2.955                    -                -               -               -                -              -
          2.960                    -            6,135               -               -                -              -
          2.995                    -                -               -               -                -              -
          3.000                    -                -               -               -                -              -
          3.010                  181              153             721             136               59            178
          3.045                    -                -             228               -                -              -
          3.050                    -                -               -               -                -              -
          3.060                   94              557              66              17                -              -
          3.070                    -                -               -               -                -              -

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - INSURANCE CHARGES (CONTINUED)

The  following is a summary of insurance  charges for the period ended  December
31, 2004:


                                                                                                                    JNL/
                              JNL/MCM          JNL/MCM      JNL/Oppenheimer                      JNL/PIMCO       PPM America
                            Value Line(R)        VIP         Global Growth   JNL/Oppenheimer   Total Return      High Yield
                            25 Portfolio      Portfolio        Portfolio     Growth Portfolio  Bond Portfolio  Bond Portfolio
                           ---------------  --------------  ---------------- ----------------- --------------  ----------------
                           ---------------  --------------  ---------------- ----------------- --------------  ----------------
        M&E CLASS

          3.095                         -               -                 -                 -              -                 -
          3.100                         -               -                32                 -            122                33
          3.110                         -               -                 7                 -            153                61
          3.145                         -               -                 -                 -              -                 -
          3.150                        12               -                 -                 -              -                 -
          3.160                         -               -                 -                 -              -                 -
          3.200                         -               -                 -                 -              -                 -
          3.210                         4               5             1,106               223            184                 -
          3.250                         -               -                 -                 -              -                 -
          3.255                         -               -                 -                 -              -                 -
          3.260                         -               -                 -                 -              -                 -
          3.270                         -               -                 -                 -              -                 -
          3.310                         -               -                83                 -              -                 -
          3.350                         -               -                 -                 -              -                 -
          3.400                         -               -                 3                 -              5                 2
          3.410                         -               -                 -                 -            126                 -
          3.450                         -               -                 -                 -            387                 -
          3.460                         -               -                 -                 -              -                 -
          3.500                         -               -                 -                 -              -                 -
          3.510                         -               -                 -                 -              -                 -
          3.560                         -               -                 -                 -              -                 -
          3.600                         -               -                 -                 -              -                 -
          3.610                         -               -                 -                 -              -                 -
          3.650                         -               -                 -                 -              -                 -
          3.660                         -               -                 -                 -              -                 -
          3.700                         -               -                 -                 -             49                49
          3.710                         -               -                 -                 -              5                 5
          3.750                         -               -                 -                 -              -                 8
          3.760                         -               -                 -                 -              -                 -
          3.800                         -               -                 -                 -              -                 -
          3.860                         -               -                 -                 -              -                15
          3.895                         -               -                 -                 -              -                 -
          4.000                         -               -                 -                 -              -                 -


 PERSPECTIVE
  Standard Benefit                  1,585             539           399,672            81,774        727,240         1,094,749
   Maximum Anniversary
     Value Benefit                      -               -             2,094               895          2,193             3,080
   Earnings Protection
     Benefits                           -               -             4,253             1,809          1,581             2,974
   Combined Optional
     Benefits                           -               -               594                64            754               652
                           ---------------  --------------  ---------------- ----------------- --------------  ----------------
                           ---------------  --------------  ---------------- ----------------- --------------  ----------------

          Total                  $ 62,611        $ 35,907       $ 1,175,860         $ 298,253    $ 3,176,707       $ 2,253,569
                           ===============  ==============  ================ ================= ==============  ================


                                          JNL/Putnam       JNL/Putnam      JNL/Putnam        JNL/S&P         JNL/S&P
                         JNL/Putnam      International       Midcap       Value Equity    Core Index 50   Core Index 75
                      Equity Portfolio  Equity Portfolio Growth Portfolio   Portfolio       Portfolio       Portfolio
                      ----------------- ---------------- ---------------  --------------  --------------- --------------
                      ----------------- ---------------- ---------------  --------------  --------------- --------------
       M&E CLASS

         3.095                       -                -               -               -                -              -
         3.100                       -               28              28              33                -              -
         3.110                       -                -               -               -                -              -
         3.145                       -                -               -              76                -              -
         3.150                       -                -               -               -                -              -
         3.160                       -                -               -               -                -              -
         3.200                       -                -               -               -                -              -
         3.210                       -                -              18               -                -              -
         3.250                       -                -               -               -                -              -
         3.255                       -                -               -               -                -              -
         3.260                       -                -               -               -                -              -
         3.270                       -                -               -               -                -              -
         3.310                       -                -               -               -              100              -
         3.350                       -                -               -               -                -              -
         3.400                       -                -               -               -                -              -
         3.410                       -               51               -               -                -              -
         3.450                       -              383               -               -                -              -
         3.460                       -                -               -               -                -              -
         3.500                       -                -               -               -                -              -
         3.510                       -                -               -               -                -              -
         3.560                       -                -               -               -                -              -
         3.600                       -                -               -               -                -              -
         3.610                       -                -               -               -                -              -
         3.650                       -                -               -               -                -              -
         3.660                       -                -               -               -                -              -
         3.700                       -                -               -               -                -              -
         3.710                       -                -               -               -                -              -
         3.750                       -                -               -               -                -              -
         3.760                       -                -               -               -                -              -
         3.800                       -                -               -               -                -              -
         3.860                       -                -               -               -                -              -
         3.895                       -                -               -               -                -              -
         4.000                       -                -               -               -                -              -


PERSPECTIVE
 Standard Benefit            1,827,430          778,662         184,158       2,348,630           11,552          3,046
  Maximum Anniversary
    Value Benefit                  670              312             597           5,222                -              -
  Earnings Protection
    Benefits                     2,658            2,338           2,755           4,683                -              -
  Combined Optional
    Benefits                       172              392               4             251                -              -
                      ----------------- ---------------- ---------------  --------------  --------------- --------------
                      ----------------- ---------------- ---------------  --------------  --------------- --------------

         Total             $ 1,936,328      $ 1,112,266       $ 370,478     $ 2,823,663        $ 112,408      $ 176,284
                      ================= ================ ===============  =============================== ==============

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - INSURANCE CHARGES (CONTINUED)

The  following is a summary of insurance  charges for the period ended  December
31, 2004:


                                                                                   JNL/              JNL/
                         JNL/S&P       JNL/S&P Equity                          S&P Managed       S&P Managed            JNL/
                      Core Index 100     Aggressive       JNL/S&P Equity        Aggressive       Conservative       S&P Managed
                        Portfolio     Growth Portfolio IGrowth Portfolio I   Growth Portfolio     Portfolio       Growth Portfolio
                      --------------- ----------------- -------------------  ----------------- -----------------  -----------------
                      --------------- ----------------- -------------------  ----------------- -----------------  -----------------
 M&E CLASS

           1.000                 $ -           $ 3,366                 $ -            $ 2,246               $ -                $ -
           1.100                   -                 -                   -                  -                17                  -
           1.150              68,751            50,959             108,172            348,169               955            871,729
           1.250               1,037             1,243               4,892             31,771             1,639             80,361
           1.300              54,278            26,549              55,373            133,667                 -            512,697
           1.350                   -                 -                  74              1,159                 -                  -
           1.395                   -                 -                   -                  -                 -                  -
           1.400              15,509            21,654              40,497            134,061                 -            358,579
           1.420                   -                 -                   -                  -                 -                  -
           1.450               5,756             4,697              29,508             32,952                 -            115,193
           1.500              20,260            19,339              55,473            205,403                86            582,905
           1.545              11,556             5,224              18,992             35,661                68            122,572
           1.550                 415               460               2,119              9,329               669             27,374
           1.560                   -                 -                   -                  -                 -                  -
           1.570              16,669               489               2,857              4,873                 -             31,324
           1.575                   -                 -                   -                  -                 -                  -
           1.600               9,796             2,081              32,055             79,125               495            259,433
           1.605                   -                 -                   -                  -                 -                  -
           1.630                   -                 -                   -                  -                 -                  -
           1.645                  63                 -               1,629              2,537                 -              5,496
           1.650               6,752             4,665              15,887             34,351             1,000            158,102
           1.660                   -                 -                   -                  -                 -                  -
           1.670                   -               364                   3              1,150                15                458
           1.695               8,982             3,277               4,594             20,520                70             85,488
           1.700               5,976             4,777              24,348             65,500             1,031            206,811
           1.710              53,919            48,550             100,112            246,461               526            720,222
           1.720               3,764                62               4,412              7,145                 -             18,517
           1.725                   -                 -                   -                  -                 -                  -
           1.745                   -                 -                   -                  -                 -                381
           1.750               4,284             6,181              33,735             62,575                 2            202,841
           1.760                  70                 -                   -                 22                 2                485
           1.795               1,134             1,094               6,349              8,248                 -             27,094
           1.800              13,084             3,484              16,286             25,312               639            171,494
           1.810               1,641               113               3,375             10,493             3,518             34,411
           1.820               7,533               529               2,693              9,391                 -              6,512
           1.825                   -                 -                   -                  -                 -                  -
           1.845               2,381             1,296               8,473             14,669                 -             45,823
           1.850               1,551               225               1,942             10,471               751             34,031
           1.860              22,864            30,067              50,933            156,512               120            426,973
           1.870                   -                89                  30                288                 -                 13
           1.895               2,477             3,584              11,440             15,646                 -             68,070
           1.900               4,950             8,351               3,471             19,944               105            105,696
           1.910                   -                 -                   -                  -                 -                  -
           1.920                 203                 8                 413              2,181                 -             10,321
           1.945                   -                 -                 709              3,827               207              2,856
           1.950               2,663               468               3,673             10,914               663            124,889
           1.955                   -                 -                   -                 12                 -                  -


                                                                                                                      JNL/Salomon
                        JNL/               JNL/                                                                        Brothers
                    S&P Managed        S&P Managed          JNL/S&P            JNL/Salomon         JNL/Salomon      U.S. Government
                      Moderate           Moderate       Very Aggressive       Brothers High     Brothers Strategic     & Quality
                     Portfolio        Growth Portfolio  Growth Portfolio I Yield Bond Portfolio  Bond Portfolio     Bond Portfolio
                  -----------------  -----------------  -----------------  -------------------- ------------------  ----------------
                  -----------------  -----------------  -----------------  -------------------- ------------------  ----------------
M&E CLASS

          1.000                $ -                $ -                $ -                 $ 307            $ 1,176           $ 1,665
          1.100                 25                226                  -                    22                 31                29
          1.150                597            495,327             38,213                59,130            120,908           123,533
          1.250              2,841             29,839              1,368                 5,334              8,719             8,463
          1.300                  -            389,602             15,377                23,579             58,839            94,943
          1.350                  -                  -                  -                   875              2,639               936
          1.395                  -                  -                  -                     -                  -                 -
          1.400                 74            179,199             15,262                18,232             35,021            51,996
          1.420                  -                  -                  -                     -                600                 -
          1.450                  -             91,435              3,452                11,866             16,428            28,358
          1.500              2,617            233,038             52,192                33,057             71,995            68,301
          1.545                496             58,809              5,405                 4,659             12,943            12,760
          1.550                144             20,128                650                 3,572              2,645             2,448
          1.560                  -                  -                  -                10,926             35,062                 -
          1.570                  -             26,261                920                 1,201              3,013             7,454
          1.575                  -                  -                  -                     -                  -                 -
          1.600                141            196,652              7,088                18,045             39,832            28,690
          1.605                  -                  -                  -                     -                  -                 -
          1.630                  -                  -                  -                     -                 18                 -
          1.645                  -              1,695                  -                    64                455               130
          1.650              2,248            132,636              1,993                 9,682             43,662            31,890
          1.660                  -              5,207                  -                 1,521                  -                 -
          1.670                  -              1,438                  4                   157                666                37
          1.695                 15             36,557              4,416                 3,218              8,170             8,559
          1.700              1,403            118,880              7,508                15,036             26,773            19,693
          1.710                789            564,226             33,794                45,239             89,420           114,178
          1.720                  -             27,358                730                   594              1,467             5,244
          1.725                  -                  -                  -                     -                  -                 -
          1.745                  -                189                  -                     -                  -                 -
          1.750                 18            106,790              1,267                 6,982             14,444            28,147
          1.760                  2                  -                  -                   396                552               397
          1.795                  -             24,510                363                 2,420              5,637             5,875
          1.800                897            124,182              1,587                 5,542             16,461            16,963
          1.810              1,029             41,239                314                22,052              7,620             3,828
          1.820                  -              5,502                 67                   297                586             1,808
          1.825                  -                  -                  -                     -                  -                 -
          1.845                  -             39,925              1,359                 6,985              4,837            10,919
          1.850                428             12,408                387                 1,700              4,769             3,944
          1.860                433            329,520             11,774                21,505             40,391            66,490
          1.870                  -                 93                  -                   348              1,902                 -
          1.895                  3             34,827                656                 3,526             11,870             8,522
          1.900                551             72,053                586                 7,224              8,762            15,433
          1.910                  -                  -                  -                 2,701                  -                 -
          1.920                  -              2,402                380                 1,190                887               639
          1.945                204              4,182                  -                   147                200               366
          1.950                  2             53,058                 30                 3,205              7,642             5,026
          1.955                  -                  -                  -                    64                 95                63

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - INSURANCE CHARGES (CONTINUED)

The  following is a summary of insurance  charges for the period ended  December
31, 2004:

                                                                                   JNL/              JNL/
                         JNL/S&P       JNL/S&P Equity                          S&P Managed       S&P Managed            JNL/
                      Core Index 100     Aggressive       JNL/S&P Equity        Aggressive       Conservative       S&P Managed
                        Portfolio     Growth Portfolio I Growth Portfolio I   Growth Portfolio     Portfolio       Growth Portfolio
                      --------------- ----------------- -------------------  ----------------- -----------------  -----------------
                      --------------- ----------------- -------------------  ----------------- -----------------  -----------------
         M&E CLASS

           1.960              11,271             8,220              41,807             89,311               211            329,765
           1.970                   -                 -                   -                 25                 -              1,143
           1.995               1,050               407               4,281              9,979                80             35,618
           2.000               1,543             5,864               3,471             18,977               542             60,942
           2.005                   -                 -                   -                  -                 -                  -
           2.010               2,975                13               2,174              8,277               114             57,120
           2.020                 510                 7                   9                204                 -              5,353
           2.045                 896                 -               3,130              3,835                 -              7,541
           2.050               4,119             8,365              18,461             39,870                17            120,848
           2.060               8,941            13,013              33,723            100,880             1,275            271,302
           2.070                   -                 -                   -              1,333                 -              2,805
           2.095                 637               583                 847              6,940                 8             21,792
           2.100                 320                27               2,469              3,277               118             14,630
           2.110                 848               193               2,151              5,182                 6             23,268
           2.120                   -                 -                   -                745                 -              3,574
           2.145               5,152             1,473               4,736              7,804                 -             31,688
           2.150               4,075               284               1,063             22,128                11             50,998
           2.160               3,525             3,594              15,349             34,483                39            122,004
           2.170                   -                 -                 558                683                 -                 14
           2.195               1,203                 -               2,360              3,881               117             33,562
           2.200                  88             1,812               3,480              7,334                71              8,029
           2.210               5,495               272               6,201             10,505             2,196             38,063
           2.220                   -             5,724               1,757              2,956                 -              1,204
           2.245                   -                 -                   -                 98                 -              1,103
           2.250                   -               191               3,608             11,755                86             45,395
           2.260              20,193             2,942              13,226             39,246                12             98,365
           2.270                   -                 -                 426              4,882                 -                491
           2.280                   -                 -                   -                  -                 -                  -
           2.295               2,193             2,489               1,808              3,804                 -             20,907
           2.300               2,106             2,185              10,187             15,609               138             79,337
           2.305                   -                 -                   -                 31                 -                  -
           2.310               9,110               645              28,370             19,576                 -             76,300
           2.320                   -                 -                   -                233                 -                936
           2.345                   -                 -                 458                961               275             10,707
           2.350                 864               851               3,693              4,587                92             27,917
           2.360               1,494               525               6,467              8,225                38             32,471
           2.370                   -                 -                   -                  -                 -              1,672
           2.395                 102               399                 461              1,643               129             10,658
           2.400                   -                 -                   -              1,813                59              5,433
           2.405                   -                 -                   -                  -                 -                  -
           2.410                  27               886               1,540             19,273               236              7,251
           2.420                   -                 -                   -                  2                 -                  -
           2.445                   -               180                   -              1,047                 -             20,894
           2.450               1,520               151               3,111             25,211               147             89,985
           2.460                   -               911                 542              8,505               333             31,953
           2.470                   -                 -                  34                 41                 -              1,620
           2.495                  14                 -                  61                101                 -                118


                                                                                                                    JNL/Salomon
                      JNL/               JNL/                                                                        Brothers
                  S&P Managed        S&P Managed          JNL/S&P            JNL/Salomon         JNL/Salomon      U.S. Government
                    Moderate           Moderate       Very Aggressive       Brothers High     Brothers Strategic     & Quality
                   Portfolio        Growth Portfolio  Growth Portfolio I Yield Bond Portfolio  Bond Portfolio     Bond Portfolio
                -----------------  -----------------  -----------------  -------------------- ------------------  ----------------
                -----------------  -----------------  -----------------  -------------------- ------------------  ----------------
      M&E CLASS

        1.960                  7            126,401              8,298                37,096             24,501            39,945
        1.970                  -                268                  -                    49                 78                77
        1.995                  -             49,756              1,830                 2,659              4,530             8,567
        2.000              1,580             46,393              2,239                 3,466              5,439             2,693
        2.005                  -                  -                  -                     -                  -                 -
        2.010                 65             30,720                866                 7,659              8,007             3,243
        2.020                  -             13,482                  -                   237                373               197
        2.045                667              7,208                134                   913              1,410             1,393
        2.050                650             62,952              1,549                 4,516              9,000             7,807
        2.060              2,026            130,150             33,573                36,725             22,180            19,388
        2.070                  -              3,625                  -                    28                 15                 -
        2.095                  -             22,887              3,056                 4,813              1,952             2,208
        2.100              1,255             13,894                325                   888              1,218             2,350
        2.110                 39              8,615                281                 5,397              1,548               688
        2.120                  -                462                  -                   338                160               439
        2.145                692             25,441                351                 1,323              1,943            11,341
        2.150                528             26,243                484                 3,362              3,122             4,442
        2.160                 23            113,986              6,021                 7,136             12,225             8,588
        2.170                  -                129                 29                    17                 37                 -
        2.195                118             10,555              5,854                   680              1,705               442
        2.200                547             10,782                 12                   626              1,019               713
        2.210              1,223             43,428              1,472                 4,171              4,414             9,386
        2.220                  -                306                  -                    38                  3                 1
        2.245                  -                334                  -                   164                212                57
        2.250                351             14,209              8,631                 1,561              2,837               684
        2.260                180            100,127              4,517                10,599              8,968            14,270
        2.270                  -                522                  -                    23                  -                 -
        2.280                  -                  -                  -                     5                  -                 -
        2.295                  -              9,052                  8                   277              1,020             2,425
        2.300                563             45,048              4,112                 3,338              7,533            13,974
        2.305                  -                  -                  -                    15                  -                 -
        2.310                  5             29,742              1,256                 1,318              3,139             4,018
        2.320                  -                363                  -                     -                 15                 -
        2.345                  -              4,000                  -                   179                193                 -
        2.350                351             10,412              1,496                 2,880              1,885                96
        2.360                270             24,250              1,714                 3,576              3,005             1,953
        2.370                  -                241                  -                   116                 60                23
        2.395                 39              4,818              1,331                 1,110              1,057             1,154
        2.400                257                 92                  -                   113                 48                95
        2.405                  -                  -                  -                     -                  -                 -
        2.410                  -              3,120                 24                   476                337               127
        2.420                  7                 25                  -                     -                  -                 -
        2.445                  -              6,412                  -                   407              1,128               438
        2.450                 88             71,604                215                 1,514              5,866            10,881
        2.460              1,151             14,133                533                 1,083              1,081             1,333
        2.470                  -              5,148                  -                   188                144               118
        2.495                  -                948                 39                     -                243                 -

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - INSURANCE CHARGES (CONTINUED)

The  following is a summary of insurance  charges for the period ended  December
31, 2004:


                                                                                  JNL/              JNL/
                        JNL/S&P       JNL/S&P Equity                          S&P Managed       S&P Managed              JNL/
                     Core Index 100     Aggressive       JNL/S&P Equity        Aggressive       Conservative       S&P Managed
                       Portfolio     Growth Portfolio I Growth Portfolio I   Growth Portfolio     Portfolio       Growth Portfolio
                     --------------- ----------------- -------------------  ----------------- -----------------  -----------------
                     --------------- ----------------- -------------------  ----------------- -----------------  -----------------
      M&E CLASS

        2.500                    53                11               2,333              1,994                 -              5,672
        2.505                     -                 -                   -                  -                 -                  -
        2.510                     -             2,790               4,621              7,727                 4             32,196
        2.520                     -                 -                   -                  2               106                350
        2.545                     -                 -                   -                280                 -              6,164
        2.550                   877               580               4,481              8,194                 -             12,378
        2.560                 1,483               920               8,017             12,459               209             24,182
        2.570                     -                 -                 735                279                 -              1,773
        2.595                     -                 -                 449                167                 -                948
        2.600                     -                 -                   -                 15                75                 29
        2.605                     -                 -                   -                  -                 -                  -
        2.610                 3,590               109               5,847             21,047               377             75,213
        2.620                     -                 -                 911              1,740                 -                  -
        2.645                     -                 -                   -              4,233                 -              2,423
        2.650                     -                 -               6,870             10,229                 -             17,732
        2.660                   129             6,216                 187             12,610             1,140              8,385
        2.670                     -                 -                   -                  -                 -              2,965
        2.680                     -                 -                   -                  -                 -                  -
        2.695                     -               175                 286                743                 -                714
        2.700                     -                 -                   -                143               558                  -
        2.710                   363               885                 114              6,171               437              5,640
        2.720                     -                 -                   -                  -                 -                867
        2.745                   503                 -               1,496                696                 -                977
        2.750                    50                25                 117                500                 -                791
        2.760                     -             1,201                   -              1,224               465              2,290
        2.770                 1,117                 -                   -                757                 -              1,132
        2.795                     -                 -                   -                  -                 -                  -
        2.800                     5                 5                   -                  -                 -             16,517
        2.810                     -                 -               3,643              6,950                 -             12,689
        2.820                     -                 -                   -                  -                 -                598
        2.845                    20                 -                 101                128                 -                 25
        2.850                     -             5,309                   -              2,335                 -                329
        2.860                     -                 -                   -                  6                 -              2,997
        2.895                     -                 -                   -                  -                 -                148
        2.900                     -                 -                   -                  -                 -                  -
        2.910                     -               242                 132              1,048                 -              9,284
        2.920                     -                 -                   -                  5                 -                 19
        2.950                     -                 -                 626                  -                 -                  -
        2.955                     -                 -                   -                  -                 -                  -
        2.960                     -                 -                   -                  -                 -                951
        2.995                     -                 -                   -                  -                 -                  3
        3.000                     -                 -                   -                  -                 -                  -
        3.010                     -                 4                  24                744                 -              5,659
        3.045                     -                 -                   -                  -                 -                  -
        3.050                     -                 -                   -                  -                 -                  -
        3.060                     -                 -                  12                  -                 -             11,696
        3.070                     -                 -                   -                  -                 -                  -


                                                                                                                     JNL/Salomon
                       JNL/               JNL/                                                                        Brothers
                   S&P Managed        S&P Managed          JNL/S&P            JNL/Salomon         JNL/Salomon      U.S. Government
                     Moderate           Moderate       Very Aggressive       Brothers High     Brothers Strategic     & Quality
                    Portfolio        Growth Portfolio  Growth Portfolio I Yield Bond Portfolio  Bond Portfolio     Bond Portfolio
                 -----------------  -----------------  -----------------  -------------------- ------------------  ----------------
                 -----------------  -----------------  -----------------  -------------------- ------------------  ----------------
      M&E CLASS

        2.500                   -              2,093                  -                   165                975               818
        2.505                   -                  -                  -                     -                  -                 -
        2.510                 408             18,631                282                 2,726              2,729             1,222
        2.520                  63              1,399                  -                     -                  -                 -
        2.545                   -                662                  -                    29                225               191
        2.550                 120             25,537                364                 1,224              1,170             3,121
        2.560                 458              9,390                725                 1,958              7,195             1,757
        2.570                   -                 77                  -                     -                  -                 -
        2.595                 618                  -                  -                   240                199                79
        2.600                  15              2,042                  -                   270                567               461
        2.605                   -                  -                  -                     -                  -                 -
        2.610                   -             44,746                183                 4,182              6,559             5,243
        2.620                   -                  -                  -                     -                  -                 -
        2.645                   -              1,007                  -                     -                  -                 -
        2.650                   -             18,722              2,247                 1,650              1,512               808
        2.660                 170              5,364              6,123                 3,061              1,124               521
        2.670                   -                  -                  -                     -                  -                 -
        2.680                   -                  -                  -                     -                  -                 -
        2.695                   -                  -                  -                    62                176                66
        2.700                 136                621                  -                     -                  3                88
        2.710                 140             17,835                520                   791                393             1,304
        2.720                   -                  -                  -                     -                  -                 -
        2.745                   -              4,395                  -                   171                265                 -
        2.750                   -                825                282                    39                375                65
        2.760                  61                  3                  -                   417                 50                59
        2.770                   -                741                  -                     -                  -                 -
        2.795                  33                608                  -                     -                  -                 -
        2.800                   -             10,936                  -                 1,746              5,847             2,646
        2.810                   -             11,337                435                   454                  -                 -
        2.820                   -              1,770                  -                     -                  -                 -
        2.845                  17                  8                  -                     -                  -                 -
        2.850                   -                328                  4                    13                204               449
        2.860                 682                 87                  -                    38                 64                 -
        2.895                   -                947                  -                     -                  -                 -
        2.900                   -              2,207                  -                   113              1,408                70
        2.910                   -              3,913                  9                 2,315              1,273             1,751
        2.920                   -                  -                  -                     -                  -                 -
        2.950                   -                  -                  -                     -                 87                64
        2.955                   -                  -                  -                     -                  -                 -
        2.960                  12              1,261                  -                   103                104                 -
        2.995                   -                  -                  -                     -                  -                 -
        3.000                   -                  -                  -                     -                 64                18
        3.010                   -              1,068                  -                   304                292               207
        3.045                   -                127                  -                     -                 73                 -
        3.050                   -                  -                  -                     -                  -                 -
        3.060                   -              1,150                  -                   284                  -                17
        3.070                   -                  -                  -                     -                  -                 -

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - INSURANCE CHARGES (CONTINUED)

The  following is a summary of insurance  charges for the period ended  December
31, 2004:

                                                                                   JNL/              JNL/
                          JNL/S&P       JNL/S&P Equity                          S&P Managed       S&P Managed            JNL/
                       Core Index 100     Aggressive       JNL/S&P Equity        Aggressive       Conservative       S&P Managed
                         Portfolio     Growth Portfolio I Growth Portfolio I   Growth Portfolio     Portfolio       Growth Portfolio
                       --------------- ----------------- -------------------  ----------------- -----------------  -----------------
                       --------------- ----------------- -------------------  ----------------- -----------------  -----------------
        M&E CLASS

          3.095                     -                 -                   -                  -                 -                  -
          3.100                     -                 -                   -                  -                 -                  -
          3.110                     -                 -                   -                  -                 -                  -
          3.145                     -                 -                   -                  -                 -                  -
          3.150                     -                 -                   -                  -                 -                195
          3.160                     -                 -                   -              2,702                 -              2,228
          3.200                     -                 -                   -                  -                 -                 12
          3.210                     -                 -                   -                  8                 -                344
          3.250                     -                 -                   -                  -                 -                  -
          3.255                     -                 -                   -                  -                 -                  -
          3.260                     -                 -                   -                  -                 -                  -
          3.270                     -                 -                   -                  -                 -                  -
          3.310                   100                 -                 449                 50                 -                251
          3.350                     -                 -                   -                  -                 -                  -
          3.400                     -                 -                   -                  -                 -                  -
          3.410                     -                 -                   -                  -                 -                  -
          3.450                     -                 -                   -                  -                 -                  -
          3.460                     -                 -                   -                  -                 -                  -
          3.500                     -                 -                   -                  -                 -                882
          3.510                     -                 -                   -                  -                 -                  -
          3.560                     -                 -                   -                  -                 -                  -
          3.600                     -                 -                 600                  -                 -                  -
          3.610                     -                 -                   -                  -                 -                  -
          3.650                     -                 -                   -                  -                 -                  -
          3.660                     -                 -                   -                  -                 -                  -
          3.700                     -                 -                   -                  -                 -                  -
          3.710                     -                 -                   -                  -                 -                  -
          3.750                     -                 -                   -                570                 -                  -
          3.760                     -                 -                   -                  -                 -                  -
          3.800                     -                 -                   -                  -                 -                502
          3.860                     -                 -                   -                  -                 -                  -
          3.895                     -                 -                   -                  -                 -                  -
          4.000                     -                 -                   -                  -                 -                  -


PERSPECTIVE
 Standard Benefit              24,256           281,473           1,020,328          1,670,326             1,182          3,671,639
  Maximum Anniversary
    Value Benefit                 268               439               2,469              5,130                 -             22,216
  Earnings Protection
    Benefits                      263             1,235              10,398             10,413                 -             20,668
  Combined Optional
    Benefits                        -                 -                 437                928                 -             39,015
                       --------------- ----------------- -------------------  ----------------- -----------------  -----------------
                       --------------- ----------------- -------------------  ----------------- -----------------  -----------------

          Total             $ 471,666         $ 617,070         $ 1,942,221        $ 4,084,390          $ 23,481       $ 11,245,615
                       =============== ================= ===================  ================= =================  =================


                                                                                                                       JNL/Salomon
                           JNL/             JNL/                                                                        Brothers
                       S&P Managed      S&P Managed          JNL/S&P            JNL/Salomon         JNL/Salomon      U.S. Government
                         Moderate         Moderate       Very Aggressive       Brothers High     Brothers Strategic     & Quality
                        Portfolio      Growth Portfolio  Growth Portfolio I Yield Bond Portfolio  Bond Portfolio     Bond Portfolio
                     ---------------  -----------------  -----------------  -------------------- ------------------  ---------------
                     ---------------  -----------------  -----------------  -------------------- ------------------  ---------------
        M&E CLASS

          3.095                   -                  -                  -                     -                  -                -
          3.100                   -                208                  -                     -                 33               73
          3.110                   -                  -                  -                   126                  -                -
          3.145                   -                121                  -                     -                  -                -
          3.150                   -              4,566                  -                     -                  -                -
          3.160                   -              2,884                  -                    41                  -                -
          3.200                   -                  -                  -                     -                  -                -
          3.210                   -                  -                  -                     -                  -                -
          3.250                   -                 79                  -                     -                  -                -
          3.255                   -                  -                  -                     -                  -                -
          3.260                   -                  -                  -                     -                  -                -
          3.270                   -                  -                  -                     -                  -                -
          3.310                   -                  -                  -                     -                  -                -
          3.350                   -                335                  -                     -                  -                -
          3.400                   -                  -                  -                     -                  6                -
          3.410                   -                  -                  -                     -                 42               84
          3.450                   -                  -                  -                     -                  -                -
          3.460                   -                  -                  -                     -                  -                -
          3.500                   -                  -                  -                     -                  -                -
          3.510                   -                  -                  -                     -                  -                -
          3.560                   -                  -                  -                     -                  -                -
          3.600                   -                  -                  -                     -                  -                -
          3.610                   -                  -                  -                     -                  -                -
          3.650                   -                189                  -                     -                 94                -
          3.660                   -                  -                  -                     -                  -                -
          3.700                   -                  -                  -                     -                  -                -
          3.710                   -                  -                  -                     -                  -                -
          3.750                   -                436                  -                     -                  -               50
          3.760                   -                  -                  -                     -                  -                -
          3.800                   -                  -                  -                     -                  -                -
          3.860                   -                  -                  -                     -                  -                -
          3.895                   -                  -                  -                     -                  -                -
          4.000                   -                  -                  -                     -                  -                -


PERSPECTIVE
 Standard Benefit             1,122          2,404,439            410,842               341,455            827,230        1,592,762
  Maximum Anniversary
    Value Benefit                 -             11,848                239                   955              1,434            6,586
  Earnings Protection
    Benefits                      -             16,282              1,031                   964              3,077            8,152
  Combined Optional
    Benefits                      -              3,742                  -                   215                274              813
                     ---------------  -----------------  -----------------  -------------------- ------------------  ---------------
                     ---------------  -----------------  -----------------  -------------------- ------------------  ---------------

          Total            $ 31,694        $ 7,186,642          $ 720,678             $ 869,790        $ 1,715,910      $ 2,582,826
                     ===============  =================  =================  ==================== ==================  ===============

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - INSURANCE CHARGES (CONTINUED)

The  following is a summary of insurance  charges for the period ended  December
31, 2004:


                                 JNL/            JNL/Select        JNL/Select           JNL/
                           Select Balanced        Global           Large Cap        Select Money
                              Portfolio      Growth Portfolio   Growth Portfolio  Market Portfolio
                           -----------------------------------  ----------------- -----------------
                           -----------------------------------  ----------------- -----------------
 M&E CLASS

          1.000                       $ 372               $ -              $ 606          $ 19,332
          1.100                           -                 -                  -                 -
          1.150                     217,786                38             59,229            93,891
          1.250                      18,584               497              2,962            16,189
          1.300                     147,336                88             21,915            45,776
          1.350                       2,858                 -                  -                 -
          1.395                           -                 -             15,603                 -
          1.400                     120,059                15             16,507            19,408
          1.420                       1,193                 -                  -                 -
          1.450                      33,414               148             10,031            11,185
          1.500                      83,761               144             19,439            23,052
          1.545                      14,447                 9             13,304            16,785
          1.550                       3,965                70                 88            14,248
          1.560                           -                 -              2,296            10,476
          1.570                       5,068                 -              1,848             5,365
          1.575                           -                 -                  -                 -
          1.600                      55,818               665             25,768            24,065
          1.605                           -                 -                  -                 -
          1.630                          35                 -                  -                 -
          1.645                       1,090                 -                  -               358
          1.650                      25,221                 6             11,120            19,699
          1.660                           -                 -                  -             2,097
          1.670                       1,321                 -                  -               433
          1.695                      25,223                 -             13,147             6,847
          1.700                      35,129               276              8,284            18,746
          1.710                     185,865               119             41,549           104,889
          1.720                       4,845                 -              1,431             1,703
          1.725                           -                 -                  -                 -
          1.745                           -                 -                202                 -
          1.750                      30,297                18              4,755            41,534
          1.760                         113                 -                143               355
          1.795                       9,502                 -              2,705             2,073
          1.800                      41,943               131              4,089            16,199
          1.810                      10,499               652                457            23,014
          1.820                       2,133                 -                303               179
          1.825                           -                 -                  -                 -
          1.845                      14,409                 -              4,025            26,577
          1.850                      11,336               118                600             1,325
          1.860                      83,743               378             31,109            37,885
          1.870                       3,313                 -                  -               330
          1.895                      17,475                 -              3,588             5,360
          1.900                      21,670                64              2,212            10,084
          1.910                           -                 -                  -             4,888
          1.920                       3,826                 -                335             1,020
          1.945                         519                 -                 32               621
          1.950                       8,493                 7              4,995             3,746
          1.955                          32                 -                  -                 -


                        JNL/            JNL/T. Rowe      JNL/T. Rowe         JNL/
                    Select Value     Price Established Price Mid-Cap    T. Rowe Price
                      Portfolio      Growth Portfolio  Growth Portfolio Value Portfolio
                   ----------------  ----------------  ---------------  ---------------
                   ----------------  ----------------  ---------------  ---------------
 M&E CLASS

          1.000            $ 1,237             $ 492          $ 4,763          $ 4,548
          1.100                  -                 -               38                -
          1.150             50,864           151,376          199,544          210,112
          1.250              6,668             8,417           13,931           17,918
          1.300             21,519            87,845           87,177          138,540
          1.350              2,310                 -                -                -
          1.395                  -                 -                -                -
          1.400             18,779            69,523           58,904           99,567
          1.420                  -                 -              597            1,203
          1.450              9,667            22,322           29,459           27,173
          1.500             33,543            83,783           89,344          112,679
          1.545              4,315            19,902           23,597           20,049
          1.550              1,232             3,723            7,438            9,316
          1.560                  -               704            2,658              313
          1.570                476             4,202            4,955            9,772
          1.575                  -                 -                -                -
          1.600             23,955            36,778           51,665           87,947
          1.605                  -                 -                -                -
          1.630                 17                 -                9               17
          1.645                226               507              312              620
          1.650             31,021            32,773           57,090           39,123
          1.660                  -             1,718              702                -
          1.670                 61               392              354            1,559
          1.695              4,525            17,241           14,307           18,540
          1.700             11,675            21,498           33,680           37,258
          1.710             47,269           197,632          158,312          179,314
          1.720                  -             3,002            5,604            4,560
          1.725                  -                 -                -                -
          1.745                  -                 -              200                -
          1.750              8,411            22,377           17,704           33,850
          1.760                  -                 -                -              144
          1.795              2,383             9,865            7,626            8,470
          1.800              4,674            15,385           18,808           24,530
          1.810              4,537             8,600           13,607            8,803
          1.820                  -             2,288            3,124            7,098
          1.825                  -                 -                -                -
          1.845              2,354             9,706            9,491           17,538
          1.850              1,373             2,691            3,119            3,703
          1.860             35,024            62,707           97,957          119,645
          1.870                 38               176              357            1,116
          1.895              6,904            11,809            7,199           19,919
          1.900              3,391            12,686           12,699           12,377
          1.910                  -                 -                -              727
          1.920                695             2,114            1,508            3,225
          1.945                110               338              547              613
          1.950              7,381            15,278           12,367           25,657
          1.955                  -                 -              142              137

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - INSURANCE CHARGES (CONTINUED)

The  following is a summary of insurance  charges for the period ended  December
31, 2004:


                                 JNL/            JNL/Select        JNL/Select           JNL/
                           Select Balanced        Global           Large Cap        Select Money
                              Portfolio      Growth Portfolio   Growth Portfolio  Market Portfolio
                           -----------------------------------  ----------------- -----------------
                           -----------------------------------  ----------------- -----------------
        M&E CLASS

          1.960                      50,149               128             16,835            70,282
          1.970                         256                 -                  -               215
          1.995                      14,442                 -              2,158             3,846
          2.000                       8,182                11              4,122            11,278
          2.005                           -                 -                  -                 -
          2.010                       8,162                 -              8,019            44,128
          2.020                         607               384              1,217               848
          2.045                       1,607                 -                616             1,656
          2.050                      13,359               118              8,864             6,895
          2.060                      60,275                75              6,639            40,930
          2.070                         116                 -                  -                 -
          2.095                       5,725                 -              1,286             4,246
          2.100                         811                 3                454             3,029
          2.110                       4,799                20                976             4,397
          2.120                         512                 -                155             1,429
          2.145                       4,191                 -              1,167             1,130
          2.150                       3,068               133              1,797             5,633
          2.160                      25,811                96              6,784            22,781
          2.170                       3,448                 -                801                 -
          2.195                       1,250                 -                553             2,306
          2.200                       1,525                22                384               288
          2.210                       9,748                50              4,238             4,374
          2.220                         425                 -                  -                 2
          2.245                         753                98                  -               179
          2.250                       1,637                 -                641               960
          2.260                      15,970               131              6,522            21,556
          2.270                         299                 -                  -                 -
          2.280                           -                 -                  -                 -
          2.295                       4,023                 -              1,183               269
          2.300                      18,451               183              3,009            14,368
          2.305                          31                 -                  -                 -
          2.310                       6,602               162              2,359            12,435
          2.320                           -                 -                 74                 -
          2.345                       2,414                 -                292                 -
          2.350                       1,630                 5                 71               535
          2.360                       2,877               647              1,115             4,618
          2.370                         412                 -                  -               264
          2.395                         622                 -                  -             1,531
          2.400                          97                 2                  -                13
          2.405                           -                 -                  -                 -
          2.410                         961                19                144               617
          2.420                           -                 -                  -                 -
          2.445                         774                 -                399                 -
          2.450                      10,066                16                505             9,200
          2.460                       1,214                44                  -             1,320
          2.470                          34                 -                  -                 -
          2.495                           -                21                  3                12


                        JNL/            JNL/T. Rowe      JNL/T. Rowe         JNL/
                    Select Value     Price Established Price Mid-Cap    T. Rowe Price
                      Portfolio      Growth Portfolio  Growth Portfolio Value Portfolio
                   ----------------  ----------------  ---------------  ---------------
                   ----------------  ----------------  ---------------  ---------------
       M&E CLASS

         1.960              11,344            43,514           66,751           82,603
         1.970                  69                81              135              166
         1.995               2,898             5,551           10,086            8,558
         2.000              11,624             2,962           11,317           18,950
         2.005                   -                 -                -                -
         2.010               3,211            13,753           11,143           12,821
         2.020                 447               780            1,700            2,345
         2.045               1,380             1,233            2,134            2,574
         2.050               5,780             7,672           13,863           19,674
         2.060              18,637            35,301           37,474           39,620
         2.070                   -                56              107                -
         2.095                 658             6,300            5,881            8,736
         2.100                 223               363            2,533            1,969
         2.110               2,341             3,267            4,025            6,669
         2.120                 175               804              368            1,651
         2.145               1,832             5,110            4,848            7,840
         2.150               1,750             2,692            3,408            7,020
         2.160               7,629            17,565           19,797           24,497
         2.170                 105                73              956               63
         2.195                 730             1,049            2,279            1,846
         2.200                 519               338            1,627            4,004
         2.210               3,207             6,152           10,007           16,149
         2.220                   2                 5              564               82
         2.245                 398               290              814            1,474
         2.250                 853             4,450            4,935            1,129
         2.260               9,526            20,992           32,238           35,747
         2.270                   -               186              112              257
         2.280                   -                 -                7                -
         2.295                 185             1,374            1,369            2,750
         2.300               6,232             6,923           17,064           13,933
         2.305                   -                41               16                -
         2.310               4,698             9,587           12,787            5,281
         2.320                   -                13                -               10
         2.345                   -               830              526            1,234
         2.350                 793             1,734              576            2,739
         2.360               1,376             8,322            7,297            9,281
         2.370                 151               126              281              364
         2.395               1,475             1,137            1,643            1,170
         2.400                   2               222               72              374
         2.405                   -                 -                -                -
         2.410               1,001             1,251            1,285            1,210
         2.420                   -                 -                -                -
         2.445                 560             1,162            3,403            1,166
         2.450                 920             3,113            5,284           10,424
         2.460                 823             3,011            4,228            3,213
         2.470                 199               303              127              370
         2.495                   6               789              451              513

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - INSURANCE CHARGES (CONTINUED)

The  following is a summary of insurance  charges for the period ended  December
31, 2004:

                                 JNL/            JNL/Select        JNL/Select           JNL/
                           Select Balanced        Global           Large Cap        Select Money
                              Portfolio      Growth Portfolio   Growth Portfolio  Market Portfolio
                           -----------------------------------  ----------------- -----------------
                           -----------------------------------  ----------------- -----------------
        M&E CLASS

          2.500                          73                 -                 19               349
          2.505                           -                 -                  -                 -
          2.510                       8,562               731                347             2,079
          2.520                           -                 -                  -                 -
          2.545                         317                 -                402               387
          2.550                       5,259                 7                511             2,216
          2.560                      10,847                 -                202             6,406
          2.570                           -                 -                  -                 -
          2.595                          72                 -                  -                 -
          2.600                         533                21                  7                 -
          2.605                           -                 -                  -                 -
          2.610                       7,370               887              2,349            11,589
          2.620                           -                 -                  -                40
          2.645                           -               153                  -                 -
          2.650                       5,134                 -              1,368             2,003
          2.660                       1,270               354                 86             8,414
          2.670                           -                 -                  -                 -
          2.680                           -                 -                  -                 -
          2.695                         504                 -                  -                 -
          2.700                           -                 -                  -                 -
          2.710                       1,092               527                 57               972
          2.720                           -                 -                  -                 -
          2.745                         706                 -                136               341
          2.750                         964                18                181                 -
          2.760                          17                 1                  1               407
          2.770                           -                 -                  -                 -
          2.795                           -                 -                  -                 -
          2.800                       3,093                 -                  -             3,000
          2.810                         179                 -                885                31
          2.820                           -                 -                  -                 -
          2.845                           2                 -                  -                53
          2.850                          91                 -                  -                 -
          2.860                          13                 -                  -                 -
          2.895                           -                 -                  -                 -
          2.900                         204                 -                  -                86
          2.910                       2,145                 -                275               607
          2.920                           -                 -                  -                 -
          2.950                          65                 -                  -                 -
          2.955                           -                 -                  -                 -
          2.960                          12                 -                  -               161
          2.995                           1                 -                  -                 -
          3.000                          33                 -                  -                 -
          3.010                          48                85                415                 -
          3.045                         128                 -                  -                 -
          3.050                           -                 -                  -                 -
          3.060                          17                 -                  -               147
          3.070                           -                 -                  -                 -


                          JNL/            JNL/T. Rowe      JNL/T. Rowe         JNL/
                      Select Value     Price Established Price Mid-Cap    T. Rowe Price
                        Portfolio      Growth Portfolio  Growth Portfolio Value Portfolio
                     ----------------  ----------------  ---------------  ---------------
                     ----------------  ----------------  ---------------  ---------------
        M&E CLASS

          2.500                    4               598              481              790
          2.505                    -                 -                -                -
          2.510                2,686             4,086            6,884            7,333
          2.520                    -                 -                -                -
          2.545                  134               199              437              907
          2.550                  922             2,099            2,662            5,130
          2.560                2,669             7,623           14,360            4,437
          2.570                    -                 -                -                -
          2.595                  100                41               99              324
          2.600                    -                12               84               19
          2.605                    -                 -                -                -
          2.610                3,635             9,665           11,671            7,620
          2.620                    -                 -                -                -
          2.645                    -                 -                -                -
          2.650                2,984             3,341            2,226            2,596
          2.660                  520             1,471            2,265            1,334
          2.670                    -                 -                -                -
          2.680                    -                 -                -                -
          2.695                  218               148              156               66
          2.700                    -                29              207               59
          2.710                  346             3,616            1,682            2,190
          2.720                    -                 -                -                -
          2.745                1,012               637            1,439            1,086
          2.750                  118                14              649              368
          2.760                    3               538              155            1,390
          2.770                    -                 -                -              177
          2.795                    -                 -                -               13
          2.800                1,262               795            1,376            1,462
          2.810                  304             2,491            1,669            5,313
          2.820                    -                 -                -                -
          2.845                    2                 -               66              190
          2.850                  521                83              397               99
          2.860                    6                17              298              230
          2.895                    -               917              472                -
          2.900                  303               302              318              685
          2.910                  894             4,022            3,472            5,656
          2.920                    -                 -                -                -
          2.950                   43                86              184               87
          2.955                    -                 -                -                -
          2.960                    -                 -                1               14
          2.995                    -                10                -                -
          3.000                    -                18                -               43
          3.010                    2               641              487              317
          3.045                    -               287              426              129
          3.050                    -                 -                -                -
          3.060                  204               826            1,243            1,670
          3.070                    -                 -                -                -

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - INSURANCE CHARGES (CONTINUED)

The  following is a summary of insurance  charges for the period ended  December
31, 2004:


                                 JNL/           JNL/Select         JNL/Select           JNL/
                           Select Balanced        Global           Large Cap        Select Money
                              Portfolio      Growth Portfolio   Growth Portfolio  Market Portfolio
                           -----------------------------------  ----------------- -----------------
                           -----------------------------------  ----------------- -----------------
        M&E CLASS

          3.095                           -                 -                  -                 -
          3.100                          33                 -                 68                 -
          3.110                           -                 -                 39                 -
          3.145                          47                39                  -                 -
          3.150                           -                 -                  -                 -
          3.160                           -                42                  -                 -
          3.200                           -                 -                  -                 -
          3.210                           -                 -                 18                 -
          3.250                           -                 -                  -                 -
          3.255                           -                 -                  -                 -
          3.260                           -                 -                  -                 -
          3.270                           -                 -                  -                 -
          3.310                           -                 -                  -                 -
          3.350                           -                 -                  -                 -
          3.400                           -                 -                  -                 2
          3.410                           -                 -                  -                 -
          3.450                           -                 -                  -                 -
          3.460                           -                 -                  -                 -
          3.500                           -                 -                  -                 -
          3.510                           -                 -                  -                 -
          3.560                           -                 -                  -                 -
          3.600                           -                 -                  -                 -
          3.610                           -                 -                  -                 -
          3.650                           -                 -                  -                 -
          3.660                           -                 -                  -                 -
          3.700                           -                 -                  -                 -
          3.710                           -                 -                  -                 -
          3.750                           -                 -                  -                41
          3.760                           -                 -                  -                 -
          3.800                         101                 -                  -                 -
          3.860                           -                15                  -                 -
          3.895                           -                 -                  -                 -
          4.000                           -                 -                  -                 -


 PERSPECTIVE
  Standard Benefit                2,883,773         2,056,925          2,405,184           740,186
   Maximum Anniversary
     Value Benefit                    7,445                 -                714             1,187
   Earnings Protection
     Benefits                         6,743                 -              3,975             8,778
   Combined Optional
     Benefits                         1,383                 -                959                 -
                           ----------------- -----------------  ----------------- -----------------
                           ----------------- -----------------  ----------------- -----------------

          Total                 $ 4,478,304       $ 2,065,616        $ 2,826,257       $ 1,716,786
                           ================= =================  ================= =================


                                JNL/           JNL/T. Rowe      JNL/T. Rowe          JNL/
                            Select Value     Price Established Price Mid-Cap    T. Rowe Price
                              Portfolio      Growth Portfolio  Growth Portfolio Value Portfolio
                           ----------------  ----------------  ---------------  ---------------
                           ----------------  ----------------  ---------------  ---------------
        M&E CLASS

          3.095                          -                 -                -                -
          3.100                         33                52               56               59
          3.110                          -                 -              277                7
          3.145                          -                 -               23               35
          3.150                          -                 -                -                -
          3.160                          -               883              487                -
          3.200                          -                 -                -                -
          3.210                          -                 -                -                -
          3.250                          -                 -                -                -
          3.255                          -                 -                -                -
          3.260                         63                 -                -                -
          3.270                          -                 -                -                -
          3.310                          -                 -                -                -
          3.350                          -                 -                -                -
          3.400                          3                 8                3                6
          3.410                          -                 -                -                -
          3.450                          -                 -              390              391
          3.460                          -                 -                -                -
          3.500                          -                 -                -                -
          3.510                          -                 -                -                -
          3.560                          -                 -                -                -
          3.600                          -                 -                -                -
          3.610                          -                99               99              101
          3.650                          -                 -                -               95
          3.660                          -                 -                -                -
          3.700                         49                 -                -                -
          3.710                          -                 -                -                -
          3.750                          -                 -                -                -
          3.760                          -                 -                -                -
          3.800                          -                 -                -                -
          3.860                          -                 -               44                -
          3.895                          -                 -                -                -
          4.000                          -                 -                -                -


 PERSPECTIVE
  Standard Benefit                 177,534         3,184,300        3,217,329        1,236,848
   Maximum Anniversary
     Value Benefit                     398             6,605            9,790            6,732
   Earnings Protection
     Benefits                          469             6,916            8,326           11,647
   Combined Optional
     Benefits                            -               283              743            2,432
                           ----------------  ----------------  ---------------  ---------------
                           ----------------  ----------------  ---------------  ---------------

          Total                  $ 647,834       $ 4,404,085      $ 4,649,846      $ 2,978,243
                           ================  ================  ===============  ===============

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)

  The following is a summary of accumulation unit values as of December 31, 2004:


                               Fifth          Fifth Third          Fifth          Fifth Third           JNL/
                           Third Balanced   Disciplined Value   Third Mid Cap   Quality Growth     AIM Large Cap
                           VIP Portfolio     VIP Portfolio     VIP Portfolio     VIP Portfolio    Growth Portfolio
                          ----------------- ----------------- ----------------- ----------------  -----------------
                          ----------------- ----------------- ----------------- ----------------  -----------------
 M&E CLASS

         1.000                           -                 -                 -                -          11.327999
         1.100                           -                 -                 -                -                  -
         1.150                           -                 -                 -                -          11.273729
         1.250                   12.183991         15.080382         15.093897         7.244899          11.238410
         1.300                           -                 -                 -                -          11.220718
         1.350                           -                 -                 -                -          11.202847
         1.395                           -                 -                 -                -                  -
         1.400                           -                 -                 -                -          11.185278
         1.420                           -                 -                 -                -                  -
         1.450                           -                 -                 -                -          11.167429
         1.500                   12.112337         14.987781         15.001690         7.174382          11.149760
         1.545                           -                 -                 -                -          11.133511
         1.550                           -         14.969280         14.983055         7.160276          11.133845
         1.560                           -                 -                 -                -                  -
         1.570                           -                 -                 -                -          11.125440
         1.575                           -                 -                 -                -          11.124850
         1.600                   12.082893         14.950869         14.964557         7.146238          11.114220
         1.605                           -                 -                 -                -                  -
         1.630                           -                 -                 -                -                  -
         1.645                           -         14.934241         14.947701                -          11.098109
         1.650                   12.067654         14.932504         14.946193         7.132188          11.096957
         1.660                           -                 -                 -                -                  -
         1.670                           -                 -                 -                -          11.089850
         1.695                           -                 -                 -                -          11.080970
         1.700                   12.053204         14.913866         14.927695         7.118181          11.079313
         1.710                           -                 -                 -                -          11.075570
         1.720                           -                 -                 -                -          11.072172
         1.725                           -                 -                 -                -          11.070317
         1.745                           -                 -                 -                -                  -
         1.750                           -         14.895416         14.909156         7.104077          11.061661
         1.760                           -         14.891889         14.905553         7.101360                  -
         1.795                           -                 -                 -                -          11.045913
         1.800                           -         14.877176         14.890700         7.090157          11.044146
         1.810                   12.020779         14.873661         14.887341         7.087473          11.040412
         1.820                           -                 -                 -                -          11.037317
         1.825                           -                 -                 -                -          11.035178
         1.845                           -                 -                 -                -          11.028384
         1.850                           -         14.859069         14.872738         7.076360          11.026549
         1.860                           -                 -                 -                -          11.023149
         1.870                           -                 -                 -                -          11.019669
         1.895                           -                 -                 -                -          11.010896
         1.900                           -         14.840750         14.854424         7.062448          11.009158
         1.910                           -                 -                 -                -                  -
         1.920                           -                 -                 -                -          11.002150
         1.945                           -                 -                 -                -          10.993452
         1.950                           -         14.822496         14.836964         7.048490          10.988699
         1.955                           -                 -                 -                -                  -



                         JNL/               JNL/                             JNL/
                      AIM Premier      AIM Small Cap      JNL/Alger      Alliance Capital   JNL/Eagle Core
                   Equity II Portfolio Growth Portfolio Growth Portfolio Growth Portfolio  Equity Portfolio
                   ------------------  ---------------  ---------------  ----------------  -----------------
                   ------------------  ---------------  ---------------  ----------------  -----------------
 M&E CLASS

         1.000                     -        12.081613        18.106523                -          17.767948
         1.100                     -                -        17.939998                -                  -
         1.150                     -        12.023496        17.858051        10.101441          17.548439
         1.250                     -        11.985959        17.694232        10.032595          17.403404
         1.300                     -        11.967188        17.612898         9.998276          17.331498
         1.350                     -        11.948129                -                -                  -
         1.395                     -                -                -         9.933493                  -
         1.400                     -        11.929372        17.451508         9.930193          17.188358
         1.420                     -                -                -                -                  -
         1.450                     -        11.910397        17.371155         9.896354          17.117240
         1.500                     -        11.891508        17.291347         9.862645          17.046336
         1.545                     -        11.874578        17.219793         9.832252          16.982885
         1.550                     -        11.872639        17.211540         9.828841          16.975688
         1.560                     -                -                -         9.821974          16.961648
         1.570                     -        11.865162        17.180172         9.815542          16.947680
         1.575                     -        11.863321        17.172544         9.811977          16.941062
         1.600                     -        11.853625        17.132731         9.795399          16.905588
         1.605                     -                -                -                -                  -
         1.630                     -                -                -                -          16.864265
         1.645                     -        11.836687        17.060837         9.764874          16.842051
         1.650                     -        11.836439        17.053997         9.761962          16.835634
         1.660                     -                -                -                -                  -
         1.670                     -        11.827246        17.022349                -                  -
         1.695                     -        11.818530        16.983521         9.732013          16.773145
         1.700                     -        11.816286        16.975570         9.728961          16.768047
         1.710                     -        11.812581        16.959963         9.721991          16.752203
         1.720                     -        11.808812        16.944408         9.715354          16.738303
         1.725                     -        11.806218        16.936553         9.712861          16.731216
         1.745                     -                -                -                -                  -
         1.750                     -        11.797585        16.909962         9.695531          16.763590
         1.760                     -        11.793397                -                -          16.682060
         1.795                     -        11.780768        16.827755         9.665700          16.634193
         1.800                     -        11.778763        16.819858         9.662411          16.627457
         1.810                     -        11.774945        16.804090         9.655586          16.613923
         1.820                     -        11.771297        16.788977                -          16.634677
         1.825                     -        11.769506        16.782612                -          16.598811
         1.845                     -        11.762059        16.750257         9.632670          16.565590
         1.850                     -        11.760226        16.741782         9.627320          16.558735
         1.860                     -        11.756461        16.727258         9.622818          16.544984
         1.870                     -        11.752728        16.712342         9.616249          16.531247
         1.895                     -        11.743406        16.673292         9.599843          16.496998
         1.900                     -        11.741632        16.665782         9.596581          16.490156
         1.910                     -                -                -                -                  -
         1.920                     -        11.734529        16.635078         9.583475          16.462919
         1.945                     -        11.724322        16.627421                -                  -
         1.950                     -        11.722891        16.589050         9.563782          16.421958
         1.955                     -                -                -                -                  -


                     JNL/Eagle          JNL/FMR
                     SmallCap          Balanced
                 Equity Portfolio      Portfolio
                 -----------------  ----------------
                 -----------------  ----------------
 M&E CLASS

         1.000          20.232962         10.386549
         1.100          20.065186                 -
         1.150          19.982692         10.314106
         1.250          19.816587         10.265958
         1.300          19.735573         10.242125
         1.350                  -                 -
         1.395                  -                 -
         1.400          19.572658         10.194387
         1.420                  -                 -
         1.450          19.491801         10.170645
         1.500          19.411072         10.146929
         1.545          19.338816         10.125619
         1.550          19.331520         10.122954
         1.560          19.314567                 -
         1.570          19.298314         10.113888
         1.575          19.313156         10.111492
         1.600          19.250645         10.099702
         1.605                  -                 -
         1.630                  -                 -
         1.645          19.178224         10.078188
         1.650          19.171091         10.077031
         1.660          19.154848                 -
         1.670          19.138030         10.066509
         1.695          19.099667         10.054940
         1.700          19.091888         10.052631
         1.710          19.076005         10.047968
         1.720          19.059927         10.043386
         1.725          19.052171         10.040934
         1.745                  -                 -
         1.750          19.012055         10.029203
         1.760          18.996206                 -
         1.795          18.941912         10.008195
         1.800          18.933972         10.005798
         1.810          18.919036         10.000938
         1.820          19.028095         10.020227
         1.825          18.940167         10.018835
         1.845          18.863126          9.984812
         1.850          18.855712          9.982478
         1.860          18.840343          9.977852
         1.870          18.824492          9.973332
         1.895          18.785466          9.961522
         1.900          18.777372          9.958468
         1.910                  -                 -
         1.920          18.747068          9.949909
         1.945          18.706896          9.938165
         1.950          18.699981          9.936000
         1.955                  -                 -

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)

  The following is a summary of accumulation unit values as of December 31, 2004:


                         Fifth           Fifth Third         Fifth           Fifth Third          JNL/              JNL/
                     Third Balanced   Disciplined Value   Third Mid Cap   Quality Growth     AIM Large Cap       AIM Premier
                     VIP Portfolio     VIP Portfolio     VIP Portfolio     VIP Portfolio    Growth Portfolio   Equity II Portfolio
                    ----------------- ----------------- ----------------- ----------------  -----------------  ----------------
                    ----------------- ----------------- ----------------- ----------------  -----------------  ----------------
        M&E CLASS

         1.960                     -                 -                 -                -          10.988217                 -
         1.970                     -                 -                 -                -          10.984630                 -
         1.995                     -                 -                 -                -          10.976470                 -
         2.000                     -         14.834829         14.817699         7.034727          10.973380                 -
         2.005                     -                 -                 -                -                  -                 -
         2.010                     -         14.800357         14.813958         7.031901          10.970748                 -
         2.020                     -                 -                 -                -          10.967084                 -
         2.045                     -                 -                 -                -          10.958373                 -
         2.050                     -         14.785909         14.799690         7.020850          10.956903                 -
         2.060                     -         14.782345         14.796056         7.018179          10.953333                 -
         2.070                     -                 -                 -                -          10.949747                 -
         2.095                     -                 -                 -                -          10.941255                 -
         2.100                     -         14.767271         14.780875         7.006939          10.939497                 -
         2.110                     -         14.763743         14.776590         7.004371          10.935968                 -
         2.120                     -                 -                 -                -          10.932481                 -
         2.145                     -                 -                 -                -          10.923913                 -
         2.150                     -         14.749666         14.763131         6.993415          10.922035                 -
         2.160             11.917162         14.745924         14.759789         6.990721          10.918744                 -
         2.170                     -                 -                 -                -                  -                 -
         2.195                     -                 -                 -                -          10.906658                 -
         2.200                     -         14.731136         14.745699         6.979629          10.904085                 -
         2.210                     -         14.727412         14.741017         6.976769          10.899665                 -
         2.220                     -                 -                 -                -          10.897541                 -
         2.245                     -                 -                 -                -          10.889282                 -
         2.250                     -                 -                 -                -          10.879958                 -
         2.260                     -         14.709647         14.723096         6.963197          10.884265                 -
         2.270                     -                 -                 -                -          10.881023                 -
         2.280                     -                 -                 -                -                  -                 -
         2.295                     -         14.696912         14.710057         6.953581          10.872061                 -
         2.300                     -         14.694682         14.708154         6.952067          10.870540                 -
         2.305                     -                 -                 -                -                  -                 -
         2.310                     -                 -                 -                -          10.866934                 -
         2.320                     -                 -                 -                -                  -                 -
         2.345                     -                 -                 -                -          10.854821                 -
         2.350                     -                 -                 -                -          10.852824                 -
         2.360                     -         14.673137         14.686228         6.935784          10.849655                 -
         2.370                     -                 -                 -                -          10.846225                 -
         2.395                     -                 -                 -                -          10.837558                 -
         2.400                     -         14.658838         14.672459         6.924944                  -                 -
         2.405                     -                 -                 -                -                  -                 -
         2.410             11.845398         14.655443         14.669187         6.922196          10.832357                 -
         2.420                     -                 -                 -                -                  -                 -
         2.445                     -                 -                 -                -          10.820395                 -
         2.450                     -         14.640728         14.655180         6.911430          10.818683                 -
         2.460                     -         14.637758         14.651215         6.908528          10.815308                 -
         2.470                     -                 -                 -                -          10.812212                 -
         2.495                     -                 -                 -                -          10.803282                 -


                        JNL/                              JNL/                              JNL/Eagle         JNL/FMR
                   AIM Small Cap      JNL/Alger      Alliance Capital  JNL/Eagle Core       SmallCap         Balanced
                  Growth Portfolio  Growth Portfolio Growth Portfolio Equity Portfolio   Equity Portfolio    Portfolio
                  ----------------- ---------------  ---------------- -----------------  ---------------- ----------------
                  ----------------- ---------------  ---------------- -----------------  ---------------- ----------------
        M&E CLASS

         1.960           11.719181       16.573754          9.557272         16.408295         18.684443         9.931367
         1.970           11.715792       16.558417          9.550703         16.394935         18.668991         9.926927
         1.995           11.707158       16.520421          9.534317         16.360751         18.611433         9.915146
         2.000           11.704396       16.512812          9.531170         16.354007         18.622420         9.912897
         2.005                   -               -                 -                 -                 -                -
         2.010           11.700678       16.498108          9.524627         16.340360         18.607090         9.908119
         2.020           11.696666       16.482235          9.520645         16.326638         18.591447         9.903421
         2.045           11.687654       16.444465          9.501884         16.292932         18.550539         9.891833
         2.050           11.685857       16.437024          9.498366         16.286156         18.545738         9.889632
         2.060           11.682118       16.421680          9.492738         16.272773         18.530157         9.885090
         2.070           11.678722               -                 -                 -                 -         9.880508
         2.095           11.669160       16.368887          9.469487         16.225617         18.476378         9.868969
         2.100           11.667125       16.357018          9.466182         16.219302         18.469394         9.869329
         2.110           11.661978       16.346274          9.459775         16.205559         18.453439         9.862085
         2.120           11.659952       16.330889          9.453244         16.191969         18.439022         9.857435
         2.145           11.662782       16.296032          9.437175         16.159584         18.400066         9.847141
         2.150           11.648810       16.286111          9.433768         16.151825         18.392314         9.843402
         2.160           11.645056       16.271109          9.427457         16.138344         18.377815         9.839058
         2.170           11.641468               -          9.421067         16.125009         18.361107         9.834561
         2.195           11.631831       16.218803          9.405164         16.091662         18.323942         9.823015
         2.200           11.629383       16.211596          9.401710         16.085291         18.315723         9.820685
         2.210           11.629451       16.196325          9.395331         16.071395         18.301482         9.816111
         2.220           11.622606       16.180323                 -         16.057290         18.285738                -
         2.245           11.613757               -          9.372829         16.024361                 -         9.799503
         2.250           11.600321       16.136610          9.369247         16.021127         18.229422         9.789168
         2.260           11.608255       16.121760          9.363331         16.005009         18.225129         9.793228
         2.270           11.604772       16.106885          9.356880                 -         18.210339         9.788688
         2.280                   -               -                 -                 -                 -                -
         2.295           11.582445               -          9.340889         15.958752         18.172425         9.777190
         2.300           11.593512       16.063095          9.338145         15.952183         18.164936         9.774879
         2.305                   -               -                 -                 -                 -                -
         2.310           11.589798       16.047768          9.331342         15.938737         18.149847         9.770410
         2.320                   -               -                 -                 -                 -         9.765257
         2.345           11.576798               -          9.309016         15.892797         18.097711         9.754360
         2.350           11.575119       15.988706          9.305825         15.886032         18.090002         9.752129
         2.360           11.571432       15.974010          9.299132         15.872921         18.074920         9.747625
         2.370           11.567617       15.958425                 -         15.859172         18.059503                -
         2.395           11.558576       15.922582          9.277279         15.826895         18.022488         9.731817
         2.400           11.556055       15.915220                 -         15.820343         18.015728                -
         2.405                   -               -                 -                 -                 -                -
         2.410           11.553018       15.900549          9.267646         15.806626         17.999475         9.724694
         2.420                   -               -                 -                 -                 -                -
         2.445           11.539993       15.849569          9.245556         15.761371         17.946688         9.708989
         2.450           11.538543       15.842084          9.254361         15.759009         17.939694         9.706702
         2.460           11.534081       15.824446          9.236219         15.743226         17.925039         9.702211
         2.470           11.531274       15.812085                 -         15.727880         17.910614                -
         2.495                   -       15.775578                 -         15.694089         17.873830                -

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)

  The following is a summary of accumulation unit values as of December 31, 2004:


                           Fifth           Fifth Third         Fifth           Fifth Third          JNL/              JNL/
                       Third Balanced   Disciplined Value   Third Mid Cap   Quality Growth     AIM Large Cap       AIM Premier
                       VIP Portfolio     VIP Portfolio     VIP Portfolio     VIP Portfolio    Growth Portfolio   Equity II Portfolio
                      ----------------- ----------------- ----------------- ----------------  -----------------  ----------------
                      ----------------- ----------------- ----------------- ----------------  -----------------  ----------------
        M&E CLASS

         2.500                       -         14.622829         14.636242         6.897788          10.801574                 -
         2.505                       -                 -                 -                -                  -                 -
         2.510                       -                 -                 -                -          10.798079                 -
         2.520                       -                 -                 -                -                  -                 -
         2.545                       -         14.606681         14.620148         6.885659          10.786339                 -
         2.550                       -                 -                 -                -          10.784469                 -
         2.560                       -         14.600997                 -                -          10.781023                 -
         2.570                       -                 -                 -                -                  -                 -
         2.595                       -                 -                 -                -          10.768524                 -
         2.600                       -                 -                 -                -          10.766972                 -
         2.605                       -                 -                 -                -                  -                 -
         2.610                       -         14.583118         14.596485         6.868057          10.763918                 -
         2.620                       -                 -                 -                -                  -                 -
         2.645                       -                 -                 -                -                  -                 -
         2.650                       -                 -                 -                -          10.749077                 -
         2.660                       -                 -                 -                -          10.746561                 -
         2.670                       -                 -                 -                -          10.742027                 -
         2.680                       -                 -                 -                -                  -                 -
         2.695                       -                 -                 -                -          10.734800                 -
         2.700                       -                 -                 -                -                  -                 -
         2.710                       -         14.547451         14.561089         6.841235          10.729521                 -
         2.720                       -                 -                 -                -                  -                 -
         2.745                       -                 -                 -                -          10.717986                 -
         2.750                       -                 -                 -                -          10.716131                 -
         2.760                       -                 -                 -                -          10.712048                 -
         2.770                       -                 -                 -                -                  -                 -
         2.795                       -                 -                 -                -                  -                 -
         2.800                       -                 -                 -                -          10.699239                 -
         2.810                       -                 -                 -                -          10.695828                 -
         2.820                       -                 -                 -                -                  -                 -
         2.845                       -                 -                 -                -                  -                 -
         2.850                       -                 -                 -                -          10.682124                 -
         2.860                       -                 -                 -                -          10.679017                 -
         2.895                       -                 -                 -                -                  -                 -
         2.900                       -                 -                 -                -                  -                 -
         2.910                       -                 -                 -                -          10.661953                 -
         2.920                       -                 -                 -                -                  -                 -
         2.950                       -                 -                 -                -          10.648037                 -
         2.955                       -                 -                 -                -                  -                 -
         2.960                       -                 -                 -                -                  -                 -
         2.995                       -                 -                 -                -                  -                 -
         3.000                       -                 -                 -                -          10.631047                 -
         3.010                       -         14.440316         14.453660                -          10.627815                 -
         3.045                       -                 -                 -                -                  -                 -
         3.050                       -                 -                 -                -                  -                 -
         3.060                       -                 -                 -                -          10.610673                 -
         3.070                       -                 -                 -                -                  -                 -


                        JNL/                              JNL/                              JNL/Eagle         JNL/FMR
                   AIM Small Cap      JNL/Alger      Alliance Capital  JNL/Eagle Core       SmallCap         Balanced
                  Growth Portfolio  Growth Portfolio Growth Portfolio Equity Portfolio   Equity Portfolio    Portfolio
                  ----------------- ---------------  ---------------- -----------------  ---------------- ----------------
                  ----------------- ---------------  ---------------- -----------------  ---------------- ----------------
        M&E CLASS

         2.500           11.520192       15.768101          9.210891         15.689646         17.865204         9.685026
         2.505                   -               -                 -                 -                 -                -
         2.510           11.516577       15.754712          9.204536         15.676480         17.851327         9.679612
         2.520                   -               -                 -         15.662711                 -                -
         2.545           11.504113               -                 -                 -         17.799563         9.663811
         2.550           11.501924       15.696779          9.179568         15.639695         17.791912         9.667071
         2.560           11.498349       15.682000          9.173214         15.611795         17.777463         9.656940
         2.570                   -               -                 -                 -                 -                -
         2.595                   -               -                 -         15.565617                 -                -
         2.600           11.483449       15.624240                 -         15.559086         17.718149         9.638762
         2.605                   -               -                 -                 -                 -                -
         2.610           11.480051       15.610233          9.141141         15.547987         17.703925         9.634475
         2.620                   -               -                 -                 -                 -                -
         2.645                   -               -                 -                 -                 -                -
         2.650           11.465452       15.552696          9.116822         15.495306         17.645215         9.615875
         2.660           11.461450       15.538250          9.110354         15.482189         17.629990         9.611677
         2.670                   -               -                 -                 -                 -                -
         2.680                   -               -                 -                 -                 -                -
         2.695                   -       15.488179                 -         15.437571         17.579597                -
         2.700           11.446549               -                 -                 -                 -                -
         2.710           11.443258       15.466301          9.079272         15.417767         17.557028         9.589341
         2.720                   -               -                 -                 -                 -                -
         2.745           11.430959       15.416118          9.058402         15.374295         17.506497                -
         2.750                   -       15.410156                 -                 -         17.499647         9.565575
         2.760           11.424868       15.397840          9.048013         15.353926         17.484751         9.566526
         2.770                   -               -                 -                 -                 -                -
         2.795                   -               -                 -                 -                 -                -
         2.800           11.410974       15.339842                 -         15.304003         17.427516         9.549356
         2.810           11.407367       15.325283          9.017956         15.291419         17.412596         9.544954
         2.820                   -               -                 -                 -                 -                -
         2.845                   -       15.274893                 -                 -         17.361299                -
         2.850           11.393359       15.271532          8.992798         15.240331         17.354428         9.527599
         2.860           11.388491               -          8.986563                 -         17.340538         9.522230
         2.895                   -               -                 -                 -                 -                -
         2.900                   -       15.198083                 -         15.177521         17.283100         9.504744
         2.910           11.372228       15.184622          8.956293         15.164857         17.268781         9.500688
         2.920                   -               -                 -                 -                 -                -
         2.950                   -               -                 -         15.114401                 -                -
         2.955                   -               -                 -                 -                 -                -
         2.960                   -               -                 -                 -                 -                -
         2.995                   -       15.065919                 -                 -                 -                -
         3.000                   -               -                 -         15.051638                 -         9.460668
         3.010           11.335021       15.044781          8.894540         15.039215         17.125621         9.455895
         3.045           11.322114               -                 -                 -                 -         9.440558
         3.050                   -               -                 -                 -                 -         9.438158
         3.060           11.316532       14.975060          8.864327                 -         17.054737         9.433621
         3.070                   -               -                 -                 -                 -                -

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS

  The following is a summary of accumulation unit values as of December 31, 2004:


                           Fifth          Fifth Third          Fifth          Fifth Third           JNL/              JNL/
                       Third Balanced   Disciplined Value   Third Mid Cap   Quality Growth     AIM Large Cap       AIM Premier
                       VIP Portfolio     VIP Portfolio     VIP Portfolio     VIP Portfolio    Growth Portfolio   Equity II Portfolio
                      ----------------- ----------------- ----------------- ----------------  -----------------  ----------------
                      ----------------- ----------------- ----------------- ----------------  -----------------  ----------------
        M&E CLASS

         3.095                       -                 -                 -                -                  -                 -
         3.100                       -                 -                 -                -          10.597413                 -
         3.110                       -                 -                 -                -                  -                 -
         3.145                       -                 -                 -                -                  -                 -
         3.150                       -                 -                 -                -                  -                 -
         3.160                       -                 -                 -                -                  -                 -
         3.200                       -                 -                 -                -                  -                 -
         3.210                       -                 -                 -                -                  -                 -
         3.250                       -                 -                 -                -                  -                 -
         3.255                       -                 -                 -                -                  -                 -
         3.260                       -                 -                 -                -                  -                 -
         3.270                       -                 -                 -                -                  -                 -
         3.310                       -                 -                 -                -                  -                 -
         3.350                       -                 -                 -                -                  -                 -
         3.400                       -                 -                 -                -          10.496703                 -
         3.410                       -         14.298550         14.311708         6.655426          10.493815                 -
         3.450                       -                 -                 -                -                  -                 -
         3.460                       -                 -                 -                -                  -                 -
         3.500                       -                 -                 -                -                  -                 -
         3.510                       -                 -                 -                -                  -                 -
         3.560                       -                 -                 -                -                  -                 -
         3.600                       -                 -                 -                -                  -                 -
         3.610                       -                 -                 -                -          10.427147                 -
         3.650                       -                 -                 -                -                  -                 -
         3.660                       -                 -                 -                -                  -                 -
         3.700                       -                 -                 -                -                  -                 -
         3.710                       -                 -                 -                -                  -                 -
         3.750                       -                 -                 -                -          10.380847                 -
         3.760                       -                 -                 -                -                  -                 -
         3.800                       -                 -                 -                -                  -                 -
         3.860                       -                 -                 -                -                  -                 -
         3.895                       -                 -                 -                -                  -                 -
         4.000                       -                 -                 -                -                  -                 -


 PERSPECTIVE
  Standard Benefit                   -                 -                 -                -          11.185334                 -
   Maximum Anniversary
     Value Benefit                   -                 -                 -                -          10.138626                 -
   Earnings Protection
     Benefits                        -                 -                 -                -          10.341670                 -
   Combined Optional
     Benefits                        -                 -                 -                -          10.866217                 -



                            JNL/                              JNL/                              JNL/Eagle         JNL/FMR
                       AIM Small Cap      JNL/Alger      Alliance Capital  JNL/Eagle Core       SmallCap         Balanced
                      Growth Portfolio  Growth Portfolio Growth Portfolio Equity Portfolio   Equity Portfolio    Portfolio
                     ------------------ ---------------  ---------------- -----------------  ---------------- ----------------
                     ------------------ ---------------  ---------------- -----------------  ---------------- ----------------
       M&E CLASS

        3.095                        -               -                 -                 -                 -                -
        3.100                11.302491       14.925191                 -         14.927241                 -                -
        3.110                        -               -                 -                 -         16.983811                -
        3.145                11.286074               -                 -         14.871416                 -         9.396492
        3.150                        -               -                 -                 -                 -                -
        3.160                        -               -                 -                 -                 -         9.390024
        3.200                        -               -                 -                 -                 -                -
        3.210                        -               -                 -                 -         16.843828                -
        3.250                        -               -                 -                 -                 -                -
        3.255                        -               -                 -                 -                 -                -
        3.260                        -               -                 -                 -                 -                -
        3.270                        -               -                 -                 -         16.759911         9.341747
        3.310                        -               -                 -                 -                 -                -
        3.350                        -               -                 -                 -                 -                -
        3.400                11.195244               -                 -         14.560445         16.580951                -
        3.410                11.191398       14.509194                 -                 -                 -                -
        3.450                11.177826       14.447148                 -                 -                 -                -
        3.460                        -               -                 -                 -                 -                -
        3.500                        -               -                 -                 -                 -                -
        3.510                        -               -                 -                 -                 -                -
        3.560                        -               -                 -                 -                 -                -
        3.600                        -               -                 -                 -                 -                -
        3.610                        -               -                 -                 -                 -                -
        3.650                        -               -                 -                 -                 -                -
        3.660                        -               -                 -                 -                 -                -
        3.700                        -               -                 -                 -                 -                -
        3.710                        -               -                 -                 -                 -                -
        3.750                        -               -          8.456116                 -                 -                -
        3.760                        -               -                 -                 -                 -                -
        3.800                        -               -                 -                 -                 -                -
        3.860                        -               -                 -                 -                 -         9.087874
        3.895                        -               -                 -                 -                 -                -
        4.000                        -               -                 -                 -                 -                -


PERSPECTIVE
 Standard Benefit            11.929304       17.668974          5.861312         17.039725         18.953097        10.256444
  Maximum Anniversary
    Value Benefit            10.356165        9.100575          8.572224         10.391558         14.094462        11.148623
  Earnings Protection
    Benefits                 11.000918        8.747443          8.439607          9.432138         12.725159        10.970629
  Combined Optional
    Benefits                 11.118185        9.176332          8.729652         10.134681         13.387479        10.982649

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)

  The following is a summary of accumulation unit values as of December 31, 2004:


                            JNL/FMR       JNL/JPMorgan       JNL/Lazard       JNL/Lazard                       JNL/MCM
                           Capital       International        Mid Cap         Small Cap        JNL/MCM         Bond Index
                        Growth Portfolio Value Portfolio   Value Portfolio  Value Portfolio   25 Portfolio      Portfolio
                        --------------- ----------------  ---------------- ---------------- ---------------  ---------------
                        --------------- ----------------  ---------------- ---------------- ---------------  ---------------
 M&E CLASS

        1.000                21.834409        10.755922                 -        15.040034       12.277074        11.246377
        1.100                        -        10.682201                 -                -       12.209635                -
        1.150                21.520900        10.646230         17.540416        14.886647       12.176471        11.196289
        1.250                21.314429        10.573676         17.420957        14.785204       12.109726        11.163451
        1.300                21.212194        10.537578         17.361518        14.734761       12.076660        11.146713
        1.350                        -                -                 -        14.684483       12.043337        11.130258
        1.395                        -                -                 -                -               -                -
        1.400                21.009009        10.465742         17.243184        14.634340       12.010463        11.113887
        1.420                        -                -                 -                -       11.997033                -
        1.450                20.907791        10.430096         17.184402        14.584453       11.977536        11.097476
        1.500                20.807222        10.394602         17.125796        14.534734       11.944703        11.081244
        1.545                20.718038        10.363001         17.073132        14.489910       11.915197        11.066417
        1.550                20.708096        10.358937         17.066256        14.485033       11.911890        11.064830
        1.560                        -        10.351717                 -                -       11.905333                -
        1.570                20.667391        10.344896         17.043990        14.465299       11.898876        11.058074
        1.575                20.657485                -         17.038116        14.460797               -        11.056625
        1.600                20.608749        10.323732         17.009008        14.435553       11.879325        11.048321
        1.605                        -                -                 -                -       11.875551                -
        1.630                        -        10.302230         16.973552                -       11.857019                -
        1.645                20.518149        10.291523         16.956426        14.391269       11.849646        11.033703
        1.650                20.512921        10.288431         16.950860        14.386485       11.846949        11.031941
        1.660                        -        10.281233                 -                -       11.839901                -
        1.670                20.468702        10.274610         16.927518        14.366503       11.833419        11.025661
        1.695                20.420067        10.256872         16.898903        14.342150       11.817506        11.019811
        1.700                20.407732        10.253347         16.893270        14.337367       11.814318        11.020429
        1.710                20.390497        10.246257         16.881655        14.327495       11.807767        11.012392
        1.720                20.370849        10.239713         16.870161        14.317802       11.801276        11.009116
        1.725                        -                -         16.864954        14.312728       11.797950        11.007766
        1.745                20.321576                -         16.840506                -       11.782204        11.001144
        1.750                20.312053        10.231201         16.835524        14.288379       11.781889        10.999334
        1.760                20.291642                -         16.823618        14.278209       11.774999        10.996068
        1.795                20.224230        10.186677         16.783957        14.244507       11.752721        10.985759
        1.800                20.214072        10.183501         16.777929        14.239680       11.749474        10.983468
        1.810                20.194604        10.176569         16.766674        14.229658       11.743032        10.980062
        1.820                        -        10.169546         16.755171        14.220093       11.736569        10.976848
        1.825                        -                -         16.749577        14.215114               -                -
        1.845                20.127191        10.152078         16.726540        14.195899       11.720570        10.968780
        1.850                20.117615        10.146873         16.720870        14.191592       11.717271        10.967143
        1.860                20.097576        10.141799         16.709461        14.181837       11.710917        10.963609
        1.870                20.078542        10.134896         16.698032        14.172783       11.704307        10.960457
        1.895                20.029207        10.117579         16.669461        14.147479       11.688263        10.952477
        1.900                20.020484        10.114616         16.663904        14.141333       11.685243        10.950588
        1.910                        -                -                 -                -       11.678514                -
        1.920                        -        10.100314         16.640861        14.123274       11.672262        10.943907
        1.945                19.933103        10.081977         16.612219        14.101269       11.656451        10.938725
        1.950                19.924031        10.079610         16.599529        14.085506       11.652857        10.934658
        1.955                        -                -                 -                -       11.649422        10.932480



                                                                          JNL/MCM
                    JNL/MCM            JNL/MCM          JNL/MCM           Enhanced            JNL/MCM          JNL/MCM
                 Communications     Consumer Brands      Energy        S&P 500 Stock         Financial          Global
                Sector Portfolio    Sector Portfolio Sector Portfolio Index Portfolio     Sector Portfolio  15 Portfolio
               -------------------  ---------------  --------------- -------------------  ---------------- ----------------
               -------------------  ---------------  --------------- -------------------  ---------------- ----------------
 M&E CLASS

        1.000                   -                -                -            8.513429                 -        12.078281
        1.100            4.640711                -        17.733168                   -                 -        12.011956
        1.150            4.628614        11.068600        17.687214            8.441852         12.326584        11.979307
        1.250            4.603429        11.008015        17.590043            8.394387         12.259080        11.913784
        1.300            4.590682        10.977320        17.541787            8.370910         12.225436        11.880967
        1.350                   -                -                -                   -                 -        11.848343
        1.395                   -                -                -                   -                 -                -
        1.400            4.565563        10.917672        17.446030            8.323952         12.158524        11.816028
        1.420                   -                -                -                   -                 -        11.802797
        1.450            4.552816        10.887666        17.398199            8.300532         12.125171        11.783598
        1.500            4.540117        10.858065        17.350406            8.277347         12.092019        11.751287
        1.545            4.529176        10.831033        17.307542            8.256387         12.062731        11.722267
        1.550            4.528127        10.828128        17.302922            8.253975         12.058766        11.719034
        1.560                   -                -        17.293230                   -                 -        11.712574
        1.570            4.523143        10.816139        17.283856            8.244710         12.045441        11.706242
        1.575                   -                -                -            8.242358                 -                -
        1.600            4.515684        10.798942        17.255396            8.230679         12.025788        11.686955
        1.605                   -                -                -                   -                 -        11.683273
        1.630                   -                -        17.227187                   -                 -        11.665039
        1.645            4.504417                -        17.212754            8.209671                 -        11.657797
        1.650            4.503230        10.770981        17.207932            8.207669         11.992487        11.654871
        1.660                   -                -                -                   -                 -        11.648157
        1.670                   -        10.755230        17.187814                   -                 -        11.641857
        1.695            4.492298        10.742165        17.166225            8.186987         11.963366        11.626145
        1.700            4.490975        10.739343        17.161030            8.184597         11.959921        11.622793
        1.710            4.488495        10.733243        17.151588            8.179992         11.953392        11.616575
        1.720                   -        10.727446        17.142061            8.175307                 -        11.610185
        1.725                   -                -                -            8.173094                 -                -
        1.745            4.478845                -        17.114630            8.163884                 -        11.591436
        1.750            4.478631        10.709902        17.113607            8.161585         11.927089        11.593147
        1.760                   -                -        17.104033                   -                 -        11.584336
        1.795            4.467812                -        17.072063            8.140944         11.897684        11.562341
        1.800            4.466547        10.680291        17.066973            8.138637         11.893753        11.559215
        1.810            4.463835        10.674454        17.057299            8.134005         11.886729        11.552905
        1.820                   -                -                -            8.129473                 -        11.546696
        1.825                   -                -                -            8.127237                 -                -
        1.845                   -        10.653429        17.024867            8.118057         11.864899        11.530759
        1.850            4.454058        10.661098        17.019783            8.115737         11.861632        11.527552
        1.860            4.451762        10.645652        17.010980            8.111229         11.854907        11.521281
        1.870            4.449125        10.639292        17.000448            8.106682         11.848549        11.514813
        1.895            4.443124        10.624906        16.978290            8.095259         11.832592        11.498838
        1.900            4.442173        10.616599        16.972410            8.092976         11.829288        11.496010
        1.910                   -                -                -                   -                 -        11.489429
        1.920            4.436999        10.610086        16.956459            8.084207         11.818259        11.483189
        1.945                   -                -        16.931204            8.082263         11.799577        11.467223
        1.950            4.429792        10.589846        16.927033            8.070225         11.796879        11.464597
        1.955                   -                -                -            8.067500                 -        11.460809


JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)

  The following is a summary of accumulation unit values as of December 31, 2004:

                            JNL/FMR       JNL/JPMorgan       JNL/Lazard       JNL/Lazard                        JNL/MCM
                           Capital       International        Mid Cap         Small Cap        JNL/MCM         Bond Index
                        Growth Portfolio Value Portfolio   Value Portfolio  Value Portfolio   25 Portfolio      Portfolio
                        --------------- ----------------  ---------------- ---------------- ---------------  ---------------
                        --------------- ----------------  ---------------- ---------------- ---------------  ---------------
      M&E CLASS

        1.960                19.905048        10.072767         16.595588        14.084761       11.646799        10.931222
        1.970                        -                -         16.584160        14.075086       11.640134        10.928186
        1.995                19.838111        10.048616         16.556297        14.051455       11.624360        10.919915
        2.000                19.828578        10.045252         16.550215        14.046422       11.621230        10.918552
        2.005                        -                -                 -                -               -                -
        2.010                19.809444        10.038394         16.538990        14.036715       11.615100        10.915086
        2.020                19.789939        10.031547         16.527442        14.026984       11.608346        10.912059
        2.045                19.742686        10.014087         16.498861        14.002697       11.592453        10.903994
        2.050                19.733349        10.010995         16.488319        13.998343       11.589259        10.902357
        2.060                19.714213        10.004247         16.482570        13.988763       11.582936        10.899156
        2.070                19.694198                -                 -        13.978397       11.576570        10.895397
        2.095                19.647799         9.980204         16.443099        13.959725       11.560640        10.887882
        2.100                19.638747         9.976738         16.437854        13.944866       11.557091        10.885916
        2.110                19.619519         9.969955         16.426104        13.940950       11.551250        10.883029
        2.120                        -         9.963163         16.415000        13.931659       11.544725        10.879712
        2.145                19.553597         9.946084         16.387044        13.907719       11.528968        10.871753
        2.150                19.544088         9.942752         16.381476        13.903049       11.525806        10.870174
        2.160                19.525235         9.935971         16.370236        13.893505       11.519822        10.866715
        2.170                        -                -         16.359057        13.883837       11.513145        10.863676
        2.195                        -         9.911964         16.330977        13.860201       11.497364        10.855695
        2.200                19.450034         9.908846         16.325738        13.855579       11.494395        10.853941
        2.210                19.431391         9.902092         16.313727        13.846101       11.487935        10.850899
        2.220                19.411791         9.894827         16.302525        13.836267       11.481624        10.847588
        2.245                        -         9.878370         16.275264        13.812940       11.465749        10.839335
        2.250                19.356233         9.874978         16.271043        13.822323       11.462723        10.838041
        2.260                19.337889         9.868360         16.258719        13.798839       11.456513        10.834880
        2.270                19.319403                -         16.247435        13.789285       11.449770        10.831122
        2.280                        -                -                 -                -       11.443027                -
        2.295                        -         9.844691         16.219733        13.766257       11.455130        10.823849
        2.300                19.263377         9.840523         16.214340        13.761156       11.431414        10.822176
        2.305                        -                -                 -                -       11.427586        10.819888
        2.310                19.245014         9.834602         16.203295        13.752135       11.425727        10.819947
        2.320                        -                -         16.191262        13.741554       11.419244        10.815385
        2.345                        -         9.810975         16.164611        13.718883       11.403081        10.807054
        2.350                19.170418         9.807714         16.161961        13.714251       11.399982        10.807098
        2.360                19.152527         9.802124         16.147991        13.704901       11.393690        10.802990
        2.370                        -         9.794076         16.136876        13.695899       11.387155                -
        2.395                        -         9.777494         16.109369        13.672015       11.371926        10.792053
        2.400                        -         9.772411         16.103691        13.668302       11.368659        10.789557
        2.405                        -                -                 -                -               -                -
        2.410                19.059969         9.767335         16.092713        13.657743       11.362465        10.786805
        2.420                        -                -                 -                -               -        10.783089
        2.445                18.995176         9.743559         16.054478        13.625273       11.340627        10.775363
        2.450                18.986017         9.741454         16.048719        13.620936       11.337602        10.774115
        2.460                18.968820         9.734164         16.037776        13.611549       11.331370        10.770874
        2.470                        -         9.727204                 -                -       11.325108        10.767077
        2.495                        -         9.710923         15.999632        13.578462       11.309562        10.759311


                                                                               JNL/MCM
                         JNL/MCM            JNL/MCM          JNL/MCM           Enhanced            JNL/MCM          JNL/MCM
                      Communications     Consumer Brands      Energy        S&P 500 Stock         Financial          Global
                     Sector Portfolio    Sector Portfolio Sector Portfolio Index Portfolio     Sector Portfolio  15 Portfolio
                    -------------------  ---------------  --------------- -------------------  ---------------- ----------------
                    -------------------  ---------------  --------------- -------------------  ---------------- ----------------
      M&E CLASS

        1.960                 4.427269        10.587082        16.917854            8.065723         11.790401        11.458203
        1.970                        -                -        16.907747            8.061175                 -        11.451856
        1.995                 4.418795        10.566730        16.885212            8.046292         11.767531        11.436257
        2.000                 4.417427        10.563692        16.880666            8.047587         11.764541        11.433274
        2.005                        -                -                -                   -                 -                -
        2.010                 4.415164        10.557894        16.871317            8.043250         11.750444        11.426668
        2.020                 4.412971        10.552040        16.861775            8.038514         11.751274        11.420259
        2.045                        -                -        16.835968            8.027142                 -        11.404803
        2.050                 4.405258        10.534103        16.834146            8.017372         11.732020        11.411649
        2.060                 4.403092        10.530490        16.824839            8.020436         11.725839        11.395400
        2.070                        -                -        16.811262            8.016019                 -        11.389069
        2.095                 4.394564                -        16.792720            8.004664         11.703184        11.373534
        2.100                 4.393268        10.505510        16.787552            8.002007         11.699704        11.366787
        2.110                 4.390880        10.500388        16.778990            7.997818         11.693802        11.363853
        2.120                 4.388551                -        16.769233            7.993497                 -        11.357910
        2.145                        -        10.480107        16.746157            7.982157         11.670876        11.342381
        2.150                 4.381263        10.476922        16.741851            7.979702         11.667855        11.339265
        2.160                 4.378956        10.471342        16.732405            7.975405         11.661626        11.334152
        2.170                        -                -        16.723344            7.970818                 -        11.326818
        2.195                        -                -        16.700134            7.959720                 -        11.311253
        2.200                 4.367686                -        16.696367            7.957580         11.636000        11.308095
        2.210                 4.366949        10.439647        16.687158            7.952987         11.630001        11.302009
        2.220                        -                -        16.677927                   -         11.623109        11.295749
        2.245                        -                -        16.654434            7.937232                 -        11.280265
        2.250                        -                -        16.645466            7.935140                 -        11.277127
        2.260                 4.354892        10.413994        16.641158            7.930661         11.597763        11.271041
        2.270                        -                -                -            7.926250                 -        11.264406
        2.280                        -                -        16.621743                   -                 -        11.257387
        2.295                 4.345305                -        16.608560            7.914842                 -        11.268572
        2.300                 4.345452        10.391240        16.605487            7.912829         11.568183        11.246295
        2.305                        -                -                -                   -                 -        11.242467
        2.310                 4.343016        10.385594        16.595474            7.908416         11.564672        11.241183
        2.320                 4.339327                -        16.586120                   -                 -        11.233897
        2.345                        -                -        16.563495            7.892252         11.543376        11.218503
        2.350                 4.333395                -        16.559297            7.890615         11.540428        11.215366
        2.360                 4.330979        10.356716        16.550116            7.885983         11.534140        11.209223
        2.370                 4.328922                -                -            7.881368                 -        11.203001
        2.395                        -                -        16.517840            7.870593         11.511073        11.187764
        2.400                        -                -        16.507380                   -         11.505308        11.184616
        2.405                        -                -                -                   -                 -                -
        2.410                        -        10.325459        16.504285            7.862959         11.502313        11.178492
        2.420                        -                -                -                   -                 -                -
        2.445                        -                -                -                   -                 -        11.157032
        2.450                 4.309754                -        16.468669            7.846243         11.477332        11.154025
        2.460                 4.307281        10.300197        16.459224            7.840714         11.470412        11.147922
        2.470                 4.304912                -                -            7.837498                 -        11.141744
        2.495                        -                -        16.427688                   -         11.448883        11.126022

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)

  The following is a summary of accumulation unit values as of December 31, 2004:

                            JNL/FMR       JNL/JPMorgan       JNL/Lazard       JNL/Lazard                        JNL/MCM
                           Capital       International        Mid Cap         Small Cap        JNL/MCM         Bond Index
                        Growth Portfolio Value Portfolio   Value Portfolio  Value Portfolio   25 Portfolio      Portfolio
                        --------------- ----------------  ---------------- ---------------- ---------------  ---------------
                        --------------- ----------------  ---------------- ---------------- ---------------  ---------------
      M&E CLASS

        2.500                        -         9.707748         15.994246        13.573915       11.306479        10.756997
        2.505                        -                -                 -                -       11.302714                -
        2.510                18.877577         9.701052         15.983207        13.564981       11.300229        10.755086
        2.520                        -                -                 -                -               -                -
        2.545                18.814131         9.677219         15.945358        13.532457       11.278600        10.743817
        2.550                18.805113         9.674707         15.939519        13.528105       11.275565        10.742903
        2.560                18.786497         9.667898         15.928739        13.518779       11.269275        10.739049
        2.570                        -                -                 -                -               -        10.735302
        2.595                        -         9.645387         15.890546                -       11.247510                -
        2.600                        -         9.641444         15.884909        13.481919       11.244284        10.725665
        2.605                        -                -                 -                -       11.240769                -
        2.610                18.695708         9.634954         15.874324        13.472576       11.238303        10.723113
        2.620                        -                -                 -                -       11.232000                -
        2.645                        -                -                 -                -       11.216807        10.712134
        2.650                18.624647         9.608661         15.830517        13.435718       11.213722        10.710189
        2.660                18.605810         9.601799         15.819706        13.426187       11.207464        10.706961
        2.670                        -                -                 -                -       11.200828                -
        2.680                        -                -                 -                -       11.194773                -
        2.695                        -                -         15.781442        13.392972       11.185858                -
        2.700                        -                -         15.776720        13.389528       11.178940        10.694189
        2.710                18.516636         9.569057         15.765680        13.380306       11.176875        10.691198
        2.720                        -                -                 -                -               -                -
        2.745                        -         9.547459         15.728822        13.347387       11.155379        10.679853
        2.750                18.433687         9.542290         15.722556        13.343826       11.152388        10.680562
        2.760                18.427225         9.536394         15.711394        13.334297       11.146004        10.674947
        2.770                        -                -         15.701320                -               -                -
        2.795                        -         9.513100                 -        13.302341       11.125663        10.664089
        2.800                18.357759         9.510658         15.669529        13.298818       11.121752        10.663079
        2.810                        -         9.504195         15.658853        13.289674       11.115626        10.659416
        2.820                        -                -                 -                -               -                -
        2.845                        -                -         15.620327                -               -                -
        2.850                        -         9.478084         15.617002        13.254307       11.091253        10.643855
        2.860                        -         9.470865         15.605894        13.243778       11.084979        10.643837
        2.895                        -                -                 -                -       11.063922                -
        2.900                18.181665                -         15.562832        13.208168       11.061434        10.631903
        2.910                18.163244         9.439440         15.552132        13.199096       11.054753        10.628235
        2.920                        -                -                 -                -               -                -
        2.950                        -                -                 -                -       11.030154                -
        2.955                        -                -                 -                -       11.026916                -
        2.960                        -         9.406979                 -                -       11.024441        10.611905
        2.995                        -                -                 -                -               -                -
        3.000                        -                -         15.456824                -               -                -
        3.010                        -         9.374779         15.445603        13.108816       10.993883        10.596386
        3.045                        -                -                 -                -       10.973223                -
        3.050                        -                -         15.403281        13.072761               -        10.584201
        3.060                17.902035                -         15.392993        13.063536       10.964164        10.581419
        3.070                        -                -                 -                -               -                -


                                                                               JNL/MCM
                         JNL/MCM            JNL/MCM          JNL/MCM           Enhanced            JNL/MCM          JNL/MCM
                      Communications     Consumer Brands      Energy        S&P 500 Stock         Financial          Global
                     Sector Portfolio    Sector Portfolio Sector Portfolio Index Portfolio     Sector Portfolio  15 Portfolio
                    -------------------  ---------------  --------------- -------------------  ---------------- ----------------
                    -------------------  ---------------  --------------- -------------------  ---------------- ----------------
      M&E CLASS

        2.500                        -                -        16.422679            7.824323         11.447048        11.123134
        2.505                        -                -                -                   -                 -        11.119722
        2.510                 4.295823        10.272126        16.414424            7.819833         11.439696        11.117295
        2.520                        -                -                -                   -                 -                -
        2.545                        -                -        16.381894                   -         11.417157        11.095922
        2.550                 4.282703                -        16.378400            7.802492                 -        11.092990
        2.560                 4.283777                -        16.369258            7.797861         11.408196        11.086807
        2.570                        -                -                -                   -                 -                -
        2.595                        -                -        16.337646            7.782103                 -        11.061699
        2.600                        -                -        16.327939            7.780257                 -        11.062296
        2.605                        -                -                -                   -                 -        11.059031
        2.610                 4.272007        10.215589        16.324413            7.776006         11.376581        11.056320
        2.620                        -                -        16.315148                   -                 -        11.050149
        2.645                        -                -                -                   -                 -        11.035200
        2.650                 4.262540        10.192922        16.288668            7.757336         11.351852        11.032163
        2.660                 4.260226        10.187467        16.279177            7.753858         11.345464        11.026001
        2.670                        -                -                -                   -                 -        11.019474
        2.680                        -                -                -                   -                 -        11.013516
        2.695                 4.252450        10.168504        16.247277                   -         11.324416        11.004706
        2.700                        -                -                -            7.736211                 -        10.997964
        2.710                 4.248539        10.159578        16.234637            7.732111         11.314314        10.995619
        2.720                        -                -                -                   -                 -                -
        2.745                        -                -        16.203351            7.717209         11.292452        10.974801
        2.750                        -                -        16.198795                   -         11.289458        10.971446
        2.760                        -        10.128374        16.190506                   -         11.279445        10.965726
        2.770                        -                -                -            7.706258                 -                -
        2.795                        -        10.111970        16.158509                   -                 -        10.944609
        2.800                        -                -        16.154535            7.693277         11.258243        10.941731
        2.810                        -                -        16.145702            7.688862                 -        10.935639
        2.820                        -                -                -                   -                 -                -
        2.845                        -                -                -                   -                 -        10.910653
        2.850                        -                -        16.107100            7.683028                 -        10.911839
        2.860                        -                -        16.101318                   -         11.217547        10.905387
        2.895                        -                -        16.070823                   -         11.200155        10.884724
        2.900                        -                -        16.065721                   -                 -        10.881971
        2.910                 4.202230                -        16.057816            7.645814         11.190666        10.875797
        2.920                        -                -                -                   -                 -                -
        2.950                        -                -                -                   -                 -        10.851553
        2.955                        -                -                -                   -                 -        10.848163
        2.960                        -        10.020767        16.013727                   -                 -        10.845975
        2.995                        -                -                -            7.608706                 -                -
        3.000                        -                -                -                   -                 -                -
        3.010                        -         9.993409        15.969237            7.602765         11.129356        10.815857
        3.045                        -                -        15.938914                   -         11.108327        10.795373
        3.050                        -                -                -                   -                 -                -
        3.060                        -         9.965796        15.919693            7.581289         11.094831        10.786492
        3.070                        -                -                -                   -                 -                -

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)

  The following is a summary of accumulation unit values as of December 31, 2004:


                           JNL/FMR       JNL/JPMorgan       JNL/Lazard       JNL/Lazard                         JNL/MCM
                           Capital       International        Mid Cap         Small Cap        JNL/MCM         Bond Index
                        Growth Portfolio Value Portfolio   Value Portfolio  Value Portfolio   25 Portfolio      Portfolio
                        --------------- ----------------  ---------------- ---------------- ---------------  ---------------
                        --------------- ----------------  ---------------- ---------------- ---------------  ---------------
      M&E CLASS

        3.095                        -                -                 -                -               -                -
        3.100                17.831198         9.317285         15.350916        13.028507               -                -
        3.110                        -         9.310489         15.339871        13.018961       10.933464                -
        3.145                        -                -         15.303682                -               -                -
        3.150                        -                -                 -                -               -                -
        3.160                        -                -                 -                -       10.903366        10.549329
        3.200                        -                -                 -                -       10.880493                -
        3.210                17.645537         9.247539         15.235980                -       10.873914        10.534241
        3.250                        -                -                 -                -               -                -
        3.255                        -                -                 -                -       10.846807                -
        3.260                        -                -         15.183898        12.886645       10.843519                -
        3.270                17.543706                -         15.173324                -       10.837822        10.515218
        3.310                        -                -                 -                -       10.809649                -
        3.350                        -                -                 -                -               -                -
        3.400                        -                -                 -        12.763604               -        10.474404
        3.410                        -                -         15.028791        12.754482       10.755154                -
        3.450                17.242370         9.096906                 -        12.720310       10.729971                -
        3.460                        -                -                 -                -               -                -
        3.500                        -                -                 -                -               -                -
        3.510                        -                -                 -                -       10.696112        10.440825
        3.560                        -                -                 -                -               -        10.424988
        3.600                        -                -                 -                -               -                -
        3.610                        -                -         14.824692                -       10.637631                -
        3.650                        -                -                 -                -               -                -
        3.660                        -                -                 -                -       10.608342                -
        3.700                        -                -                 -                -               -        10.382356
        3.710                        -                -                 -                -               -        10.379072
        3.750                        -         8.911939                 -                -               -        10.366893
        3.760                        -                -                 -                -       10.554463        10.364455
        3.800                        -                -                 -                -               -                -
        3.860                        -                -                 -                -       10.492307        10.333303
        3.895                        -                -                 -                -       10.472403        10.322773
        4.000                        -                -                 -                -       10.411974                -


 PERSPECTIVE
  Standard Benefit           16.352795        16.847207         14.834214        14.530820       12.009174        10.498907
   Maximum Anniversary
     Value Benefit           10.875159        16.809119         13.924205        12.886415       16.032777        10.474996
   Earnings Protection
     Benefits                 9.396439        16.771340         13.093295        13.568269       13.775056        10.451319
   Combined Optional
     Benefits                10.926227        16.733494         13.901015        12.593560       15.960452        10.427942



                                                                                  JNL/MCM
                            JNL/MCM            JNL/MCM          JNL/MCM           Enhanced            JNL/MCM          JNL/MCM
                         Communications     Consumer Brands      Energy        S&P 500 Stock         Financial          Global
                        Sector Portfolio    Sector Portfolio Sector Portfolio Index Portfolio     Sector Portfolio  15 Portfolio
                       -------------------  ---------------  --------------- -------------------  ---------------- ----------------
                       -------------------  ---------------  --------------- -------------------  ---------------- ----------------
      M&E CLASS

        3.095                           -                -                -                   -                 -                -
        3.100                           -                -                -            7.564458                 -                -
        3.110                           -                -        15.881628                   -         11.068211        10.756456
        3.145                           -                -                -                   -                 -                -
        3.150                           -                -                -                   -                 -                -
        3.160                           -                -                -                   -                 -        10.726839
        3.200                           -                -                -                   -                 -        10.702794
        3.210                    4.133508         9.884514        15.791650                   -         11.007919        10.697557
        3.250                           -                -                -                   -                 -                -
        3.255                           -                -                -                   -                 -        10.671126
        3.260                           -                -                -                   -                 -        10.667951
        3.270                           -                -        15.743048                   -                 -        10.662400
        3.310                           -                -                -                   -                 -        10.634570
        3.350                           -                -                -                   -                 -                -
        3.400                           -                -                -            7.437811                 -                -
        3.410                           -                -        15.647043            7.430660                 -        10.580464
        3.450                           -                -                -                   -                 -        10.563634
        3.460                           -                -                -                   -                 -                -
        3.500                           -                -                -                   -                 -                -
        3.510                           -                -                -                   -                 -        10.522987
        3.560                           -                -                -                   -                 -                -
        3.600                           -                -                -                   -                 -                -
        3.610                           -                -                -                   -                 -        10.465430
        3.650                           -                -                -                   -                 -                -
        3.660                           -                -                -                   -                 -        10.436591
        3.700                           -                -                -                   -                 -                -
        3.710                           -                -                -                   -                 -                -
        3.750                           -                -                -                   -                 -                -
        3.760                           -                -                -                   -                 -        10.375272
        3.800                           -                -                -            7.272051                 -                -
        3.860                           -                -                -                   -                 -        10.322538
        3.895                           -                -                -                   -                 -        10.302857
        4.000                           -                -                -                   -                 -        10.243321


 PERSPECTIVE
  Standard Benefit               4.565015        10.916525        17.444082           14.862390         12.157208        11.814657
   Maximum Anniversary
     Value Benefit                      -                -        10.423777           14.828533                 -        16.804683
   Earnings Protection
     Benefits                    6.931329        11.969742        15.042395           14.795043         11.502656        13.991439
   Combined Optional
     Benefits                           -                -                -           14.761660                 -        16.728878


JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)

  The following is a summary of accumulation unit values as of December 31, 2004:


                                                                               JNL/MCM
                            JNL/MCM          JNL/MCM         JNL/MCM       Pharmaceutical/       JNL/MCM          JNL/MCM
                         International        JNL 5          Nasdaq(R)        Healthcare      S&P 400 MidCap      S&P 500
                         Index Portfolio    Portfolio      15 Portfolio    Sector Portfolio   Index Portfolio  Index Portfolio
                         ---------------  --------------  ---------------  -----------------  ---------------  ---------------
                         ---------------  --------------  ---------------  -----------------  ---------------  ---------------
 M&E CLASS

        1.000                 13.761360               -                -                  -        13.016647        10.637567
        1.100                 13.720306       10.917908        10.841214          10.984570        12.977801        10.605807
        1.150                 13.698982       10.916649        10.839987          10.956105        12.957881        10.590429
        1.250                 13.659879       10.914012        10.837381          10.895919        12.920704        10.559126
        1.300                 13.639618       10.912699        10.835892          10.866224        12.901322        10.543192
        1.350                 13.619572               -                -                  -        12.882515        10.527959
        1.395                         -               -                -                  -                -                -
        1.400                 13.599458       10.910073        10.833463          10.806706        12.863481        10.512373
        1.420                 13.591210               -                -                  -        12.855709        10.506022
        1.450                 13.579338       10.908611        10.832175          10.777113        12.844437        10.496877
        1.500                 13.559274       10.907468        10.830837          10.747605        12.825498        10.481343
        1.545                 13.541286       10.906320        10.829557          10.721055        12.808499        10.467427
        1.550                 13.539175       10.906138        10.829539          10.718004        12.806506        10.465858
        1.560                 13.535247               -                -                  -        12.802832        10.462666
        1.570                 13.531263       10.905546                -          10.703629        12.798917        10.459649
        1.575                 13.529275               -                -                  -        12.797049        10.458077
        1.600                 13.519338       10.904844        10.828232          10.688717        12.787549        10.450354
        1.605                         -       10.904678                -                  -                -        10.448445
        1.630                         -               -                -          10.668382                -                -
        1.645                 13.501007       10.903563        10.827052          10.659981        12.770418        10.436296
        1.650                 13.498988       10.903518        10.826976          10.659418        12.768672        10.434887
        1.660                         -               -                -                  -        12.764651        10.431629
        1.670                 13.490961       10.902958                -          10.647508        12.760887        10.428456
        1.695                 13.484647       10.902272        10.826041          10.633037        12.753376        10.423870
        1.700                 13.485834       10.902172        10.825756          10.630214        12.753440        10.419516
        1.710                 13.475201       10.901953        10.825390          10.624328        12.745995        10.416396
        1.720                 13.471047               -                -          10.618441        12.742258        10.413319
        1.725                 13.469263               -                -                  -        12.740385        10.411787
        1.745                 13.460669               -                -                  -        12.732694                -
        1.750                 13.459316       10.900876        10.824304          10.600997        12.730926        10.404082
        1.760                 13.454959               -        10.823874          10.594819        12.726908        10.400706
        1.795                 13.442079       10.899702                -          10.574740        12.714014        10.390228
        1.800                 13.439329       10.899593        10.823056          10.572017        12.712141        10.388752
        1.810                 13.435239       10.899338        10.822813          10.565950        12.708173        10.385462
        1.820                 13.431434       10.899007                -                  -        12.704662        10.382447
        1.825                         -               -                -                  -                -        10.381018
        1.845                 13.421602       10.898310        10.821879          10.545852        12.695199        10.374879
        1.850                 13.419398       10.898258        10.821668          10.542944        12.693322        10.373504
        1.860                 13.415559       10.898003        10.821424          10.537217        12.689516        10.407403
        1.870                 13.411585               -                -          10.531338        12.685864        10.367262
        1.895                 13.401715       10.897072        10.820601          10.516976        12.676463        10.359551
        1.900                 13.399692       10.896967        10.820458          10.514009        12.674574        10.358003
        1.910                         -               -                -                  -                -                -
        1.920                 13.391805       10.896400        10.819843          10.502467        12.666976        10.351912
        1.945                 13.382696       10.895807                -          10.487777        12.657908        10.343643
        1.950                 13.379962       10.895623        10.819072          10.485278        12.655873        10.342674
        1.955                 13.383507               -                -                  -        12.655058        10.340862

                      JNL/MCM          JNL/MCM          JNL/MCM         JNL/MCM          JNL/MCM         JNL/MCM
                 Select Small Cap    Small Cap        Technology      The Dow SM       The Dow SM        The S&P(R)
                    Portfolio      Index Portfolio  Sector Portfolio 5 Portfolio      10 Portfolio     10 Portfolio
                 ----------------  ---------------  -------------------------------  ---------------- ---------------
                 ----------------  ---------------  --------------- ---------------  ---------------- ---------------
 M&E CLASS

        1.000          18.884179        13.340256                -               -          9.844389       10.213546
        1.100          18.780310        13.300618         5.835762               -          9.790307       10.157435
        1.150          18.729435        13.281075         5.820629               -          9.763699       10.129868
        1.250          18.626738        13.242023         5.788588               -          9.710114       10.074431
        1.300          18.575775        13.222027         5.772883               -          9.683581       10.046819
        1.350          18.524661        13.202802                -               -          9.656966       10.019103
        1.395                  -                -                -               -                 -               -
        1.400          18.475395        13.183229         5.741249               -          9.630561        9.991755
        1.420                  -        13.175315                -               -          9.619845        9.980577
        1.450          18.423461        13.163684         5.725512               -          9.604171        9.964394
        1.500          18.372904        13.144347         5.709471               -          9.577798        9.937062
        1.545          18.327552        13.126845         5.697288               -          9.554146        9.912547
        1.550          18.322421        13.124984         5.694162               -          9.551515        9.909721
        1.560          18.312368        13.121251                -               -          9.546298        9.904291
        1.570          18.302546        13.116899         5.687876               -          9.541089        9.898869
        1.575                  -        13.115152                -               -          9.538419               -
        1.600          18.272350        13.105417         5.679400               -          9.525388        9.882633
        1.605          18.266537                -                -               -          9.522419        9.879536
        1.630          18.238052        13.092622                -               -                 -        9.864089
        1.645          18.226756        13.087820         5.663313               -          9.501671        9.857959
        1.650          18.222209        13.087034         5.662884               -          9.499362        9.855607
        1.660          18.211659        13.081986                -               -          9.493842        9.849806
        1.670          18.201707        13.078846         5.656203               -          9.488630        9.844431
        1.695          18.177269        13.072756         5.648948               -          9.475839        9.831200
        1.700          18.172605        13.071712         5.647495               -          9.473315        9.828480
        1.710          18.162304        13.062848         5.644318               -          9.468031        9.823132
        1.720          18.152318        13.058901         5.641123               -          9.462808        9.817745
        1.725          18.147220        13.056987                -               -          9.460235               -
        1.745          18.127272        13.049378         5.632201               -                 -        9.801850
        1.750          18.122516        13.047727         5.631956               -          9.447207        9.801599
        1.760          18.111880        13.043276                -               -          9.441799        9.795868
        1.795          18.077627        13.029658         5.618113               -          9.423893        9.777491
        1.800          18.072759        13.027918         5.616523               -          9.421131        9.774732
        1.810          18.062713        13.024334         5.613361               -          9.416167        9.769252
        1.820          18.053238        13.020405                -               -          9.410637        9.763965
        1.825                  -                -                -               -          9.409744               -
        1.845          18.028170        13.010918         5.602597               -          9.398121        9.750593
        1.850          18.023077        13.008935         5.603831               -          9.395803        9.747856
        1.860          18.013350        13.004970         5.598128               -          9.390247        9.742575
        1.870          18.003201        13.001273         5.594697               -          9.385188        9.737102
        1.895          17.978610        12.991600         5.587352               -          9.372310        9.723660
        1.900          17.973837        12.989557         5.585925               -          9.369785        9.721210
        1.910          17.963488                -                -               -          9.364436        9.715590
        1.920          17.954645        12.982172         5.579679               -          9.359404        9.710872
        1.945          17.928878        12.972804         5.571936               -          9.346792        9.697190
        1.950          17.924208        12.970494         5.570389               -          9.344157        9.694504
        1.955          17.918985        12.974245                -               -          9.341202        9.691363

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)

  The following is a summary of accumulation unit values as of December 31, 2004:

                                                                               JNL/MCM
                            JNL/MCM          JNL/MCM         JNL/MCM       Pharmaceutical/       JNL/MCM          JNL/MCM
                         International        JNL 5          Nasdaq(R)        Healthcare      S&P 400 MidCap      S&P 500
                         Index Portfolio    Portfolio      15 Portfolio    Sector Portfolio   Index Portfolio  Index Portfolio
                         ---------------  --------------  ---------------  -----------------  ---------------  ---------------
                         ---------------  --------------  ---------------  -----------------  ---------------  ---------------
       M&E CLASS

        1.960                 13.375883       10.895393        10.818804          10.479520        12.651912        10.339488
        1.970                 13.371931               -                -          10.470986        12.648358        10.336577
        1.995                 13.370911       10.894489        10.817924          10.459537        12.638996        10.328935
        2.000                 13.360172       10.894473        10.817783          10.456517        12.637054        10.327489
        2.005                 13.357451               -                -                  -        12.634599        10.325321
        2.010                 13.356170       10.894052                -          10.450749        12.633291        10.324290
        2.020                 13.352219               -                -          10.444671        12.629636        10.321083
        2.045                 13.342354       10.893173        10.816617          10.428364        12.620318        10.313676
        2.050                 13.367288       10.893015        10.816513          10.427996        12.618450        10.312140
        2.060                 13.336401       10.892744        10.816256          10.422132        12.614738        10.309109
        2.070                 13.331970       10.892433                -                  -        12.610316        10.305526
        2.095                 13.322438               -                -          10.402037        12.601643        10.298403
        2.100                 13.331642       10.891694        10.815174          10.398976        12.579706        10.296777
        2.110                 13.316635       10.891452                -          10.393464        12.594286        10.293849
        2.120                 13.312743               -                -                  -        12.592074        10.290810
        2.145                 13.303018       10.890491                -          10.373508        12.582923        10.283431
        2.150                 13.300963       10.890397        10.813856          10.370560        12.581188        10.281631
        2.160                 13.297008       10.890125        10.813645          10.364977        12.577409        10.278659
        2.170                 13.293146               -                -                  -        12.573770        10.275630
        2.195                 13.283283       10.889185                -          10.344816        12.564221        10.268045
        2.200                 13.281382       10.889102        10.812583          10.342149        12.562511        10.266458
        2.210                 13.277331       10.888976        10.812342          10.336394        12.558886        10.263440
        2.220                 13.273109               -                -                  -        12.555020        10.260306
        2.245                 13.263417       10.887874                -                  -        12.545499        10.252769
        2.250                 13.261662       10.887732        10.811238          10.313940        12.544007        10.251261
        2.260                 13.257714       10.887527        10.811015          10.308200        12.540291        10.248257
        2.270                 13.253917               -                -                  -        12.536478        10.245222
        2.280                         -               -                -                  -                -                -
        2.295                 13.244193       10.886503        10.810097          10.288523        12.527403        10.237577
        2.300                 13.242120       10.886466                -          10.285626        12.525514        10.236093
        2.305                         -               -                -                  -                -                -
        2.310                 13.238713       10.886214        10.810219          10.279649        12.523140        10.234235
        2.320                 13.235748       10.885909                -          10.273896        12.519544        10.230084
        2.345                 13.224442       10.885271                -          10.260247        12.508766        10.222549
        2.350                 13.222492       10.885383        10.808656          10.257473        12.506769        10.221031
        2.360                 13.218584       10.884890        10.808564          10.251680        12.503374        10.217980
        2.370                 13.214405               -                -                  -                -        10.214705
        2.395                 13.205645       10.883933                -          10.231926        12.490414        10.207434
        2.400                 13.202209       10.883842        10.807347                  -        12.487104        10.204632
        2.405                         -               -                -                  -        12.485864        10.203814
        2.410                 13.200480       10.883571        10.807138          10.223229        12.484182        10.203054
        2.420                 13.194395               -                -                  -                -        10.199374
        2.445                 13.185276               -                -                  -        12.471868        10.192245
        2.450                 13.183529       10.882499        10.806095          10.201314        12.469976        10.190751
        2.460                 13.179573       10.882288        10.805914          10.195569        12.466180        10.187806
        2.470                 13.175570               -                -                  -        12.461905        10.184209
        2.495                 13.165340               -                -          10.175989        12.453406        10.177274


                      JNL/MCM          JNL/MCM          JNL/MCM         JNL/MCM          JNL/MCM         JNL/MCM
                 Select Small Cap    Small Cap        Technology      The Dow SM       The Dow SM        The S&P(R)
                    Portfolio      Index Portfolio  Sector Portfolio 5 Portfolio      10 Portfolio     10 Portfolio
                 ----------------  ---------------  -------------------------------  ---------------- ---------------
                 ----------------  ---------------  --------------- ---------------  ---------------- ---------------
      M&E CLASS

       1.960           17.914707        12.966579         5.567426               -          9.338942        9.689231
       1.970           17.904680        12.962874         5.562896               -          9.333960        9.683832
       1.995           17.880278        12.953240         5.556722               -          9.320990        9.670606
       2.000           17.875665        12.951300         5.555050               -          9.318423        9.668044
       2.005                   -        12.948657                -               -                 -               -
       2.010           17.865503        12.947356         5.552503               -          9.313330        9.662515
       2.020           17.855479        12.943669         5.548941               -          9.308288        9.657276
       2.045           17.831162        12.934046                -               -          9.295440        9.644026
       2.050           17.849705        12.932125         5.539904               -          9.292870        9.641313
       2.060           17.816472        12.928331         5.536854               -          9.287782        9.636081
       2.070           17.806810        12.923819                -               -          9.282600        9.630820
       2.095           17.782292        12.914879                -               -          9.270004        9.617511
       2.100           17.776689        12.900649         5.524702               -          9.267545        9.615184
       2.110           17.767518        12.914007         5.521701               -          9.262296        9.609740
       2.120                   -        12.904887         5.518650               -          9.257363        9.604148
       2.145           17.734010        12.895945         5.511107               -          9.244510        9.591259
       2.150           17.728611        12.893922         5.509522               -          9.241979        9.588588
       2.160           17.720014        12.890098         5.506618               -          9.236980        9.583721
       2.170           17.709115        12.886296                -               -          9.231933        9.578068
       2.195           17.684667        12.876824         5.495780               -          9.219207        9.564897
       2.200           17.680048        12.874895         5.494495               -          9.216592        9.562360
       2.210           17.670353        12.871064         5.491529               -          9.211452        9.556992
       2.220           17.660645        12.866924                -               -          9.206574        9.551765
       2.245           17.636236        12.857678         5.480814               -          9.193876        9.538635
       2.250           17.631563        12.855826                -               -          9.191401        9.543696
       2.260           17.621896        12.851974         5.476227               -          9.186366        9.531021
       2.270           17.611665        12.848096                -               -          9.181242        9.525288
       2.280                   -                -                -               -                 -               -
       2.295           17.621152        12.838991                -               -          9.168774        9.535584
       2.300           17.583407        12.836878         5.464592               -          9.166132        9.510026
       2.305           17.577571                -                -               -                 -               -
       2.310           17.576676        12.834825         5.461377               -          9.162879        9.505846
       2.320           17.563042        12.828394         5.458107               -          9.155997        9.499718
       2.345           17.539834        12.819794                -               -          9.143570        9.486459
       2.350           17.535038        12.817731         5.449300               -          9.141060        9.483844
       2.360           17.525395        12.814049         5.446460               -          9.136036        9.478663
       2.370           17.515989        12.809838         5.443529               -          9.130873               -
       2.395           17.491863        12.801067                -               -          9.118543        9.460572
       2.400           17.486970        12.799923         5.435345               -          9.116030        9.457847
       2.405                   -                -                -               -                 -               -
       2.410           17.477427        12.793812         5.460217               -          9.110996        9.452651
       2.420                   -        12.790475                -               -                 -               -
       2.445           17.443860        12.781884                -               -          9.093470        9.434529
       2.450           17.439136        12.779901         5.417923               -          9.091105        9.432008
       2.460           17.429457        12.776252         5.416533               -          9.086003        9.426792
       2.470           17.419842        12.771618         5.413473               -          9.080976        9.421581
       2.495           17.395618        12.762599                -               -          9.068274        9.408570

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)

  The following is a summary of accumulation unit values as of December 31, 2004:

                                                                               JNL/MCM
                            JNL/MCM          JNL/MCM         JNL/MCM       Pharmaceutical/       JNL/MCM          JNL/MCM
                         International        JNL 5          Nasdaq(R)       Healthcare      S&P 400 MidCap      S&P 500
                         Index Portfolio    Portfolio      15 Portfolio    Sector Portfolio   Index Portfolio  Index Portfolio
                         ---------------  --------------  ---------------  -----------------  ---------------  ---------------
                         ---------------  --------------  ---------------  -----------------  ---------------  ---------------
       M&E CLASS

        2.500                 13.163872               -                -          10.172747        12.450990        10.174776
        2.505                         -               -                -                  -                -                -
        2.510                 13.159459       10.880938                -          10.167768        12.447846        10.172769
        2.520                         -               -                -                  -                -                -
        2.545                 13.146405               -                -          10.147675        12.435002        10.162209
        2.550                 13.145513       10.879868        10.803671          10.139523        12.433123        10.160708
        2.560                 13.140821       10.879351                -          10.139700        12.429468        10.157667
        2.570                 13.135958               -                -                  -        12.425078        10.154115
        2.595                 13.126952       10.878557        10.802427          10.117017        12.416403        10.146918
        2.600                 13.124369       10.878549        10.802026          10.114066        12.414545        10.145620
        2.605                         -               -                -                  -                -                -
        2.610                 13.121234       10.881000                -          10.111934        12.410962        10.142667
        2.620                         -               -                -                  -                -                -
        2.645                 13.107363       10.877357                -          10.089083        12.398241        10.132179
        2.650                 13.105562               -                -          10.089818        12.396377        10.130662
        2.660                 13.101301       10.876922        10.800524          10.084025        12.392330        10.127344
        2.670                         -               -                -                  -                -        10.123707
        2.680                         -               -                -                  -                -                -
        2.695                 13.088558               -        10.799629          10.064904        12.380343        10.116516
        2.700                 13.085385       10.875968                -                  -        12.377273        10.115778
        2.710                 13.082587       10.875757        10.799260          10.056433        12.374110        10.112278
        2.720                         -               -                -                  -                -                -
        2.745                 13.068851       10.874744                -          10.037048        12.361575        10.102206
        2.750                 13.064329               -                -          10.034342        12.358992        10.099951
        2.760                 13.062794       10.874412                -          10.038923        12.355781        10.097043
        2.770                         -               -                -          10.023287                -        10.094689
        2.795                 13.048791               -        10.797155                  -        12.342549        10.086632
        2.800                 13.047684               -                -                  -        12.341516        10.085798
        2.810                 13.043643               -                -                  -        12.337735        10.082682
        2.820                         -               -                -                  -                -                -
        2.845                         -               -                -                  -        12.324609        10.071816
        2.850                 13.032936               -                -           9.980630        12.318950        10.072222
        2.860                 13.024115       10.871794                -           9.973322        12.319309        10.067703
        2.895                 13.010031               -        10.794510           9.954849        12.305956        10.056746
        2.900                 13.009036               -                -                  -        12.305296        10.056211
        2.910                 13.005122       10.870528                -           9.946620        12.299447        10.053029
        2.920                         -               -                -                  -                -                -
        2.950                         -               -                -                  -                -        10.040770
        2.955                         -               -                -                  -                -                -
        2.960                 12.985853       10.869035        10.792740                  -        12.283330        10.038192
        2.995                         -               -                -                  -        12.270033                -
        3.000                         -               -                -                  -                -                -
        3.010                 12.966261       10.867746        10.791637           9.892044        12.264529        10.022850
        3.045                         -               -                -           9.873178        12.252192        10.012834
        3.050                 12.951055               -                -                  -        12.250179        10.011181
        3.060                 12.947190       10.866405                -           9.864831        12.246736        10.008440
        3.070                         -               -                -                  -        12.242991        10.005325


                          JNL/MCM          JNL/MCM          JNL/MCM         JNL/MCM          JNL/MCM         JNL/MCM
                     Select Small Cap    Small Cap        Technology      The Dow SM       The Dow SM        The S&P(R)
                        Portfolio      Index Portfolio  Sector Portfolio 5 Portfolio      10 Portfolio     10 Portfolio
                     ----------------  ---------------  -------------------------------  ---------------- ---------------
                     ----------------  ---------------  --------------- ---------------  ---------------- ---------------
       M&E CLASS

        2.500              17.390029        12.761158         5.404730               -          9.066182        9.406061
        2.505              17.385407                -                -               -          9.063100        9.402959
        2.510              17.381329        12.757335         5.398565               -          9.061116        9.400826
        2.520                      -                -                -               -                 -               -
        2.545              17.348395        12.744108         5.391222               -          9.043693        9.382835
        2.550              17.343607        12.742087         5.384668               -          9.041245        9.380395
        2.560              17.333993        12.738577         5.387105               -          9.036281        9.375133
        2.570                      -        12.733922                -               -                 -               -
        2.595              17.300818        12.725072                -               -          9.018659        9.353908
        2.600              17.295588        12.723666         5.373327               -          9.016267        9.354348
        2.605              17.290544                -                -               -          9.013565        9.351548
        2.610              17.286524        12.719461         5.370309               -          9.011438        9.349417
        2.620              17.276739                -                -               -          9.006367        9.344066
        2.645              17.253302        12.706293         5.361892               -          8.994188        9.331477
        2.650              17.248547        12.704603                -               -          8.991494        9.328916
        2.660              17.238871        12.700443         5.355619               -          8.986683        9.323711
        2.670              17.228722        12.696529         5.354263               -          8.981397        9.318188
        2.680              17.219353                -                -               -          8.976510        9.313132
        2.695              17.205840                -         5.347084               -          8.969468        9.305637
        2.700              17.195076        12.684821                -               -          8.967016        9.299981
        2.710              17.192127        12.681963         5.342646               -          8.962184        9.298183
        2.720                      -                -                -               -                 -               -
        2.745              17.158858        12.668869         5.330572               -          8.944913        9.280299
        2.750              17.154123        12.664112         5.330754               -          8.942447        9.277858
        2.760              17.144141        12.663061         5.331267               -          8.937486        9.272499
        2.770                      -                -                -               -                 -               -
        2.795              17.111645        12.649341                -               -          8.920117        9.253911
        2.800              17.107094        12.648384                -               -          8.918013        9.252384
        2.810              17.097679        12.644337                -               -          8.913082        9.247299
        2.820                      -                -                -               -                 -               -
        2.845                      -        12.631022                -               -          8.895526               -
        2.850              17.059654        12.628900                -               -          8.893135        9.226588
        2.860              17.050591        12.625680                -               -          8.888457        9.221777
        2.895              17.018055        12.611832                -               -          8.871596        9.204263
        2.900              17.012648        12.611131                -               -          8.868101        9.201185
        2.910              17.004070        12.606912         5.284324               -          8.864273        9.196690
        2.920                      -                -                -               -                 -               -
        2.950              16.966160                -                -               -          8.844553        9.176242
        2.955              16.960987                -                -               -          8.842008        9.173320
        2.960              16.957317        12.588518                -               -          8.839945        9.171465
        2.995                      -                -                -               -                 -               -
        3.000                      -                -                -               -                 -               -
        3.010              16.910400        12.569409         5.255348               -          8.815483        9.146055
        3.045              16.878299        12.556750         5.245306               -          8.798878        9.128813
        3.050                      -        12.554696                -               -                 -               -
        3.060              16.864522        12.551018         5.240898               -          8.791576        9.121306
        3.070                      -        12.547609                -               -                 -               -

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)

  The following is a summary of accumulation unit values as of December 31, 2004:


                                                                               JNL/MCM
                            JNL/MCM          JNL/MCM         JNL/MCM       Pharmaceutical/       JNL/MCM          JNL/MCM
                         International        JNL 5          Nasdaq(R)        Healthcare      S&P 400 MidCap      S&P 500
                         Index Portfolio    Portfolio      15 Portfolio    Sector Portfolio   Index Portfolio  Index Portfolio
                         ---------------  --------------  ---------------  -----------------  ---------------  ---------------
                         ---------------  --------------  ---------------  -----------------  ---------------  ---------------
       M&E CLASS

        3.095                         -       10.865550                -                  -                -                -
        3.100                         -               -                -                  -                -                -
        3.110                 12.927515               -                -           9.834110        12.227990         9.993016
        3.145                         -               -                -                  -                -         9.982960
        3.150                         -               -        10.787801                  -                -                -
        3.160                 12.908897               -                -                  -        12.209675         9.978192
        3.200                         -               -                -                  -                -                -
        3.210                 12.889921               -                -           9.784016        12.192358         9.963855
        3.250                         -               -                -                  -                -                -
        3.255                         -               -                -                  -                -                -
        3.260                         -               -                -                  -                -                -
        3.270                         -               -                -                  -                -                -
        3.310                         -               -                -                  -        12.155865         9.934083
        3.350                         -               -                -                  -                -                -
        3.400                         -               -                -                  -                -         9.907839
        3.410                         -               -                -           9.693345                -         9.921280
        3.450                 12.795988               -                -                  -        12.107505         9.893870
        3.460                         -               -                -                  -                -         9.890084
        3.500                         -               -                -                  -                -                -
        3.510                 12.775650               -                -                  -        12.084268         9.875583
        3.560                 12.756269               -                -                  -        12.065919         9.860596
        3.600                         -               -                -                  -                -                -
        3.610                         -               -                -                  -                -                -
        3.650                         -               -                -                  -                -                -
        3.660                         -               -                -                  -                -                -
        3.700                 12.704077               -                -                  -        12.016566         9.820263
        3.710                 12.700181               -                -                  -        12.012963         9.817354
        3.750                         -               -                -                  -                -                -
        3.760                 12.682150               -                -                  -        11.996130         9.803330
        3.800                         -               -                -                  -                -         9.791332
        3.860                         -               -                -                  -                -         9.773893
        3.895                 12.631192               -                -                  -        11.947627         9.763928
        4.000                         -               -                -                  -                -                -


 PERSPECTIVE
  Standard Benefit            16.446856       11.055479        10.991915          10.805563        15.802868        14.522225
   Maximum Anniversary
     Value Benefit            16.410432               -        10.334531                  -        15.767751        14.489625
   Earnings Protection
     Benefits                 16.372731               -                -           8.749388        15.731511        14.456768
   Combined Optional
     Benefits                 16.335706               -                -                  -        15.696013        14.424016


                          JNL/MCM          JNL/MCM          JNL/MCM         JNL/MCM           JNL/MCM         JNL/MCM
                      Select Small Cap    Small Cap        Technology      The Dow SM       The Dow SM        The S&P(R)
                         Portfolio      Index Portfolio  Sector Portfolio 5 Portfolio      10 Portfolio     10 Portfolio
                      ----------------  ---------------  -------------------------------  ---------------- ---------------
                      ----------------  ---------------  --------------- ---------------  ---------------- ---------------
      M&E CLASS

       3.095                        -                -                -               -                 -               -
       3.100                        -                -                -               -                 -        9.102939
       3.110                16.817501        12.531891                -               -          8.766883        9.095618
       3.145                        -                -                -               -                 -               -
       3.150                        -                -                -               -          8.744480               -
       3.160                16.771192        12.513315                -               -          8.742891        9.070729
       3.200                16.735262                -                -               -          8.725369        9.051409
       3.210                16.725593        12.495121         5.197926               -          8.719229        9.046218
       3.250                        -                -                -               -                 -               -
       3.255                16.684119                -                -               -          8.697501        9.023614
       3.260                16.679122                -                -               -          8.694900        9.020940
       3.270                        -                -                -               -          8.690431        9.016242
       3.310                16.627006        12.458025                -               -          8.667736        8.992823
       3.350                        -                -                -               -                 -               -
       3.400                        -        12.425032                -               -                 -               -
       3.410                16.543466        12.404705                -               -          8.624043        8.947055
       3.450                16.506546        12.407861                -               -          8.603823        8.928922
       3.460                16.497251                -                -               -                 -               -
       3.500                        -                -                -               -                 -               -
       3.510                16.452501        12.384636                -               -          8.576691        8.898376
       3.560                        -        12.365853                -               -                 -               -
       3.600                        -                -                -               -                 -               -
       3.610                16.362426                -                -               -          8.529796        8.849658
       3.650                        -                -                -               -          8.511020               -
       3.660                16.317360                -                -               -          8.506286        8.825303
       3.700                        -        12.315272                -               -                 -               -
       3.710                        -        12.311465                -               -                 -               -
       3.750                        -                -                -               -                 -               -
       3.760                16.233798        12.293376                -               -          8.465542        8.783913
       3.800                        -                -                -               -          8.441242        8.757797
       3.860                        -        12.257066                -               -          8.413278               -
       3.895                        -        12.244585                -               -          8.397320        8.712206
       4.000                16.015281                -                -               -          8.348810        8.661826


PERSPECTIVE
 Standard Benefit           18.472033        17.540047         5.740573               -          9.629631        9.990643
  Maximum Anniversary
    Value Benefit           17.157457        17.500515                -               -         11.309504       12.372817
  Earnings Protection
    Benefits                12.685047        17.461043         8.024723               -         10.479136        9.123244
  Combined Optional
    Benefits                17.080022        17.421383                -               -         11.110864       12.317029

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)

  The following is a summary of accumulation unit values as of December 31, 2004:

                                                                                                                       JNL/
                               JNL/MCM         JNL/MCM      JNL/Oppenheimer                        JNL/PIMCO       PPM America
                             Value Line(R)       VIP         Global Growth    JNL/Oppenheimer    Total Return       High Yield
                            25 Portfolio      Portfolio        Portfolio      Growth Portfolio  Bond Portfolio    Bond Portfolio
                           ---------------- --------------- ----------------  ----------------- ---------------- -----------------
                           ---------------- --------------- ----------------  ----------------- ---------------- -----------------
 M&E CLASS

         1.000                   11.442423               -        11.504893           8.326560        14.354794                 -
         1.100                   11.439655       11.087700        11.462444                  -        14.256603                 -
         1.150                   11.438329       11.086460        11.441077           8.280614        14.208362                 -
         1.250                   11.435577       11.083783        11.399871           8.250264        14.111421                 -
         1.300                   11.434190       11.082430        11.378888           8.235417        14.063454                 -
         1.350                           -               -                -                  -        14.015432                 -
         1.395                           -               -                -                  -                -                 -
         1.400                   11.431449       11.079752        11.337213           8.205125        13.967644                 -
         1.420                           -               -                -                  -        13.948331                 -
         1.450                   11.430086       11.078403        11.316298           8.190195        13.920081                 -
         1.500                   11.428705       11.077106        11.295809           8.175236        13.872445                 -
         1.545                   11.427546       11.075916        11.277088           8.161597        13.829889                 -
         1.550                   11.427318       11.075714        11.275106           8.160267        13.825160                 -
         1.560                           -               -                -           8.157048        13.815712                 -
         1.570                   11.426698               -        11.266633           8.154236        13.806281                 -
         1.575                           -               -        11.263524           8.152772        13.801535                 -
         1.600                   11.425924       11.074465        11.253919           8.145087        13.777834                 -
         1.605                           -               -                -                  -                -                 -
         1.630                   11.425012               -                -                  -                -                 -
         1.645                   11.424682       11.073210        11.235662           8.131705        13.735410                 -
         1.650                   11.424635       11.073110        11.233727           8.130390        13.730776                 -
         1.660                           -               -                -                  -        13.721010                 -
         1.670                   11.423981               -        11.228471           8.124229        13.711954                 -
         1.695                   11.423302       11.071882        11.215273           8.115332        13.688843                 -
         1.700                   11.423150       11.071770        11.213708           8.115072        13.684262                 -
         1.710                   11.422947       11.071521        11.209151           8.112442        13.674780                 -
         1.720                           -               -        10.520775           7.603558        13.665459                 -
         1.725                           -               -        11.200970                  -        13.660786                 -
         1.745                           -               -                -                  -        13.641987                 -
         1.750                   11.421794       11.070374        11.194518           8.094004        13.637468                 -
         1.760                   11.421601       11.070349                -                  -        13.627740                 -
         1.795                   11.420482               -        11.174247           8.087211        13.595550                 -
         1.800                   11.420461       11.069103        11.171654           8.085747        13.590950                 -
         1.810                   11.420171       11.068792        11.167868           8.082743        13.581339                 -
         1.820                           -               -        11.163726           8.098285        13.572352                 -
         1.825                           -               -        11.162479                  -        13.567641                 -
         1.845                   11.419220       11.067851        11.153601           8.072360        13.549149                 -
         1.850                   11.419072       11.067738        11.151842           8.070859        13.544246                 -
         1.860                   11.418830       11.067515        11.147524           8.068003        13.535291                 -
         1.870                           -               -        11.138416           8.064483        13.525979                 -
         1.895                   11.417821       11.066530        11.133541           8.057848        13.502898                 -
         1.900                   11.417727       11.066452        11.131175           8.055876        13.497807                 -
         1.910                           -               -                -                  -                -                 -
         1.920                   11.417121       11.065800        11.122383           8.050257        13.479820                 -
         1.945                   11.416906       11.065265        11.113703           8.072336        13.456848                 -
         1.950                   11.416345       11.065105        11.110822           8.041360        13.454495                 -
         1.955                           -               -                -                  -        13.447065                 -


                                        JNL/Putnam        JNL/Putnam       JNL/Putnam        JNL/S&P         JNL/S&P
                    JNL/Putnam        International        Midcap        Value Equity    Core Index 50    Core Index 75
                 Equity Portfolio    Equity Portfolio  Growth Portfolio   Portfolio        Portfolio        Portfolio
                 ------------------  ----------------  ---------------- ---------------  ---------------  ---------------
                 ------------------  ----------------  ---------------- ---------------  ---------------  ---------------
 M&E CLASS

         1.000                   -         14.011462                 -               -                -                -
         1.100                   -         13.876331                 -               -                -                -
         1.150           20.680819         13.810362          7.665919       20.312647                -                -
         1.250           20.487473         13.677896          7.631307       20.115186                -                -
         1.300           20.389309         13.612229          7.613731       20.018512                -                -
         1.350                   -         13.546668                 -       19.922371                -                -
         1.395                   -                 -                 -               -                -                -
         1.400           20.193547         13.482146          7.578152       19.826972                -                -
         1.420                   -                 -                 -               -                -                -
         1.450           20.096664         13.416864          7.560488       19.731546                -                -
         1.500           19.999677         13.352394          7.542802       19.636681                -                -
         1.545           19.912988         13.294519          7.525708       19.550428                -                -
         1.550           19.903078         13.288254          7.525142       19.542862                -                -
         1.560                   -         13.275225                 -               -                -                -
         1.570           19.865597         13.262592          7.518248       19.504696                -                -
         1.575           19.856013                 -          7.516486       19.495259                -                -
         1.600           19.808178         13.224322          7.507800       19.448373                -                -
         1.605                   -                 -                 -               -                -                -
         1.630                   -                 -                 -               -                -                -
         1.645           19.721577         13.166602                 -       19.363689                -                -
         1.650           19.715657         13.160731          7.490268       19.354845                -                -
         1.660                   -                 -                 -               -                -                -
         1.670                   -                 -          7.483053               -                -                -
         1.695           19.627171         13.103871          7.474268       19.271077                -                -
         1.700           19.618304         13.098176          7.472754       19.262119                -                -
         1.710           19.599417         13.084992          7.469276       19.243356                -                -
         1.720           19.580321         13.072354          7.465382       19.224772                -                -
         1.725                   -         13.066007          7.464118       19.215506                -                -
         1.745                   -                 -                 -               -                -                -
         1.750           19.622632         13.035047          7.301147       19.169068                -                -
         1.760                   -         13.021623                 -               -                -                -
         1.795           19.439782         12.978022          7.439621       19.086313                -                -
         1.800           19.430141         12.971919          7.437853       19.077132                -                -
         1.810           19.410999         12.960108          7.434438       19.059703                -                -
         1.820           19.393281         12.946866          7.420065       19.040157                -                -
         1.825                   -         12.944970                 -       19.038021                -                -
         1.845           19.346178         12.915917          7.422361       18.994641                -                -
         1.850           19.336640         12.909546          7.420428       18.985380                -                -
         1.860           19.318337         12.897113          7.417153       18.967072                -                -
         1.870           19.299486         12.884771          7.413571       18.948895                -                -
         1.895           19.253072         12.853714          7.404999       18.903282                -                -
         1.900           19.243802         12.847482          7.403313       18.894270                -                -
         1.910                   -                 -                 -               -                -                -
         1.920           19.206152         12.822781          7.396366       18.857857                -                -
         1.945                   -         12.791126                 -               -                -                -
         1.950           19.151632         12.785758          7.385979       18.803358                -                -
         1.955                   -         12.779242                 -               -                -                -

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)

  The following is a summary of accumulation unit values as of December 31, 2004:


                                                                                                                       JNL/
                               JNL/MCM         JNL/MCM      JNL/Oppenheimer                        JNL/PIMCO       PPM America
                             Value Line(R)       VIP         Global Growth    JNL/Oppenheimer    Total Return       High Yield
                            25 Portfolio      Portfolio        Portfolio      Growth Portfolio  Bond Portfolio    Bond Portfolio
                           ---------------- --------------- ----------------  ----------------- ---------------- -----------------
                           ---------------- --------------- ----------------  ----------------- ---------------- -----------------
        M&E CLASS

         1.960                   11.416023       11.064859        11.106682           8.038358        13.443066                 -
         1.970                           -               -        11.102635           8.035119        13.433410                 -
         1.995                   11.415035       11.063879        11.092417           8.026617        13.410926                 -
         2.000                   11.414901       11.063799        11.090293           8.026598        13.406377                 -
         2.005                           -               -                -                  -                -                 -
         2.010                   11.414646       11.063428        11.086400           8.023028        13.397178                 -
         2.020                           -               -        11.082349                  -        13.387974                 -
         2.045                   11.413667       11.062569        11.072129           8.013370        13.365208                 -
         2.050                   11.413577       11.062461        11.070165           8.011914        13.359937                 -
         2.060                   11.413322       11.062146        11.066102           8.008966        13.351436                 -
         2.070                   11.412897               -                -           8.006598        13.342685                 -
         2.095                           -       11.061140        11.051796           7.998855        13.319414                 -
         2.100                   11.412175       11.061194        11.046314           7.994933        13.317376                 -
         2.110                   11.411905       11.060872        11.045783           7.994129        13.305922                 -
         2.120                           -               -        11.041967           7.991330        13.297069                 -
         2.145                   11.410928       11.059877        11.044879           7.984005        13.274413                 -
         2.150                   11.410819       11.059766        11.029590           7.982387        13.269576                 -
         2.160                   11.410592       11.059496        11.025681           7.977162        13.260518                 -
         2.170                   11.410254       11.059250        11.021825                  -        13.251323                 -
         2.195                   11.409507               -        11.011459           7.969326        13.228778                 -
         2.200                   11.409467       11.058366        11.009403           7.967415        13.224211                 -
         2.210                   11.409174       11.058153        11.005361           7.967550        13.215233                 -
         2.220                           -               -        11.000696                  -        13.206249                 -
         2.245                           -               -        10.991162                  -        13.183623                 -
         2.250                   11.407944       11.057057        11.021862                  -        13.215836                 -
         2.260                   11.407687       11.056834        10.985153           7.950456        13.170184                 -
         2.270                           -               -        10.981394           7.947532        13.161208                 -
         2.280                           -               -                -                  -        13.151730                 -
         2.295                           -       11.055828        10.959701                  -        13.138448                 -
         2.300                   11.406667       11.055822        10.969148           7.941023        13.134206                 -
         2.305                           -               -                -                  -        13.128965                 -
         2.310                   11.406470       11.055557        10.965062           7.935848        13.125220                 -
         2.320                           -       11.055228        10.960947                  -        13.115523                 -
         2.345                   11.405528               -        10.950978           7.925633        13.093843                 -
         2.350                   11.405243       11.054495        10.948982           7.924222        13.089363                 -
         2.360                   11.404939       11.054210        10.944960           7.922494        13.080595                 -
         2.370                           -               -        10.942600                  -        13.071603                 -
         2.395                           -               -        10.930794           7.911061        13.049233                 -
         2.400                   11.403930       11.053116        10.928291           7.909866        13.044662                 -
         2.405                           -               -                -                  -                -                 -
         2.410                   11.403669       11.052868        10.924694           7.906735        13.036566                 -
         2.420                           -               -                -                  -                -                 -
         2.445                           -               -        10.910879           7.896615        13.004655                 -
         2.450                   11.402453       11.051526        10.907243           7.895154        13.000225                 -
         2.460                   11.402324       11.051713        10.904752           7.892031        12.991269                 -
         2.470                           -               -        10.900310                  -        12.982346                 -
         2.495                           -               -        10.890704           7.882523                -                 -


                                           JNL/Putnam        JNL/Putnam       JNL/Putnam        JNL/S&P          JNL/S&P
                        JNL/Putnam        International        Midcap        Value Equity    Core Index 50    Core Index 75
                     Equity Portfolio    Equity Portfolio  Growth Portfolio   Portfolio        Portfolio        Portfolio
                     ------------------  ----------------  ---------------- ---------------  ---------------  ---------------
                     ------------------  ----------------  ---------------- ---------------  ---------------  ---------------
       M&E CLASS

        1.960                19.132922         12.773436          7.382615       18.785149                -                -
        1.970                19.114446         12.762686          7.379133       18.766670                -                -
        1.995                19.068356         12.730391          7.370550       18.721964                -                -
        2.000                19.058952         12.724268          7.368933       18.714078                -                -
        2.005                        -                 -                 -               -                -                -
        2.010                19.040196         12.712137          7.365443       18.694940                -                -
        2.020                        -         12.699807                 -       18.676951                -                -
        2.045                18.976772         12.669301          7.353342       18.631895                -                -
        2.050                18.967757         12.663197          7.351654       18.623035                -                -
        2.060                18.949423         12.650950          7.348182       18.605179                -                -
        2.070                        -                 -                 -               -                -                -
        2.095                18.886515         12.608382          7.335757       18.539424                -                -
        2.100                18.875437         12.602316          7.353879       18.537711                -                -
        2.110                18.858439         12.590327          7.330859       18.516147                -                -
        2.120                18.839511                 -          7.327691       18.497846                -                -
        2.145                18.794915         12.548280          7.318322       18.453493                -                -
        2.150                18.785779         12.541735          7.317405       18.444296                -                -
        2.160                18.767608         12.527848          7.313843       18.426668                -                -
        2.170                        -         12.517515                 -       18.409098                -                -
        2.195                18.704041         12.487651          7.302190       18.382829                -                -
        2.200                        -         12.481095          7.299985       18.356369                -                -
        2.210                18.676800         12.469353          7.296985       18.338064                -                -
        2.220                        -                 -                 -               -                -                -
        2.245                        -                 -                 -               -                -                -
        2.250                        -         12.421446          7.283267       18.297586                -                -
        2.260                18.587715         12.409464          7.279938       18.250170                -                -
        2.270                        -         12.397138          7.276509       18.232423                -                -
        2.280                        -                 -                 -               -                -                -
        2.295                        -         12.361583          7.268047               -                -                -
        2.300                18.516162         12.362897          7.266489       18.179726                -                -
        2.305                        -                 -                 -               -                -                -
        2.310                18.498356         12.350049          7.262935       18.162269                -                -
        2.320                        -         12.334176                 -               -                -                -
        2.345                        -         12.307931          7.251100       18.101669                -                -
        2.350                        -         12.302168          7.249384       18.092407                -                -
        2.360                18.408847         12.290094          7.245761       18.074999                -                -
        2.370                18.390841                 -          7.242539       18.057655                -                -
        2.395                        -         12.249098          7.234188       18.014084                -                -
        2.400                        -         12.242839          7.232438               -                -                -
        2.405                        -                 -                 -               -                -                -
        2.410                        -         12.230559          7.286969       17.987566                -                -
        2.420                        -                 -                 -               -                -                -
        2.445                18.259221                 -          7.217334       17.927459                -                -
        2.450                18.250277         12.175453          7.215864       17.919010                -                -
        2.460                18.231747         12.171394          7.212169       17.901578                -                -
        2.470                18.214699                 -          7.208887               -                -                -
        2.495                        -         12.131332                 -               -                -                -

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)

  The following is a summary of accumulation unit values as of December 31, 2004:


                                                                                                                       JNL/
                               JNL/MCM         JNL/MCM      JNL/Oppenheimer                        JNL/PIMCO       PPM America
                             Value Line(R)       VIP         Global Growth    JNL/Oppenheimer    Total Return       High Yield
                            25 Portfolio      Portfolio        Portfolio      Growth Portfolio  Bond Portfolio    Bond Portfolio
                           ---------------- --------------- ----------------  ----------------- ---------------- -----------------
                           ---------------- --------------- ----------------  ----------------- ---------------- -----------------
        M&E CLASS

         2.500                           -               -        10.888915                  -        12.955851                 -
         2.505                           -               -                -                  -                -                 -
         2.510                   11.400939       11.050189        10.884856           7.877801        12.946986                 -
         2.520                           -               -                -                  -                -                 -
         2.545                   11.399837               -        10.870621                  -        12.915972                 -
         2.550                   11.399787       11.049018        10.869025           7.866278        12.914453                 -
         2.560                   11.399430       11.049284        10.864959           7.863525        12.902774                 -
         2.570                           -               -                -                  -                -                 -
         2.595                   11.398607       11.047819                -                  -        12.871303                 -
         2.600                           -       11.047727        10.848174                  -        12.869369                 -
         2.605                           -               -                -                  -                -                 -
         2.610                   11.398089               -        10.845042           7.848931        12.858781                 -
         2.620                           -               -                -                  -                -                 -
         2.645                           -               -                -                  -                -                 -
         2.650                           -       11.046383        10.829371                  -        12.823674                 -
         2.660                   11.396770       11.046137        10.824800           7.834329        12.814479                 -
         2.670                           -               -                -                  -                -                 -
         2.680                           -               -                -                  -                -                 -
         2.695                   11.395760               -        10.811378                  -        12.784000                 -
         2.700                           -       11.045090        10.809113                  -        12.779725                 -
         2.710                   11.395344       11.044922        10.804969           7.819875        12.770881                 -
         2.720                           -               -                -                  -                -                 -
         2.745                           -               -        10.791273           7.809995        12.740432                 -
         2.750                           -               -        10.784619                  -        12.730335                 -
         2.760                   11.394022       11.043494        10.784986                  -        12.726897                 -
         2.770                           -               -                -                  -                -                 -
         2.795                   11.393141               -                -                  -                -                 -
         2.800                   11.392955               -        10.769695           7.794495        12.692802                 -
         2.810                   11.392633       11.042159        10.765723                  -        12.683603                 -
         2.820                           -               -                -                  -                -                 -
         2.845                           -               -        10.751427                  -                -                 -
         2.850                           -               -        10.750965                  -        12.649801                 -
         2.860                   11.391250       11.040769                -                  -        12.640046                 -
         2.895                           -               -        10.732045                  -        12.610172                 -
         2.900                           -               -        10.730803           7.765760        12.606118                 -
         2.910                           -       11.039490        10.726492           7.763078        12.597812                 -
         2.920                           -               -                -                  -                -                 -
         2.950                           -               -        10.710298                  -        12.562699                 -
         2.955                           -               -                -                  -                -                 -
         2.960                   11.388625       11.038125        10.706444                  -        12.559056                 -
         2.995                           -               -        10.692561                  -                -                 -
         3.000                           -               -        10.690077                  -        12.519899                 -
         3.010                           -       11.036886        10.686660                  -        12.511507                 -
         3.045                           -               -        10.673053                  -        12.481667                 -
         3.050                           -               -        10.670888           7.722955                -                 -
         3.060                           -       11.035519        10.667337           7.720365        12.469080                 -
         3.070                           -               -        10.663019                  -                -                 -

                                          JNL/Putnam        JNL/Putnam       JNL/Putnam        JNL/S&P         JNL/S&P
                      JNL/Putnam        International        Midcap        Value Equity    Core Index 50    Core Index 75
                   Equity Portfolio    Equity Portfolio  Growth Portfolio   Portfolio        Portfolio        Portfolio
                   ------------------  ----------------  ---------------- ---------------  ---------------  ---------------
                   ------------------  ----------------  ---------------- ---------------  ---------------  ---------------
       M&E CLASS

        2.500                      -         12.125749                 -               -                -                -
        2.505                      -                 -                 -               -                -                -
        2.510              18.145745         12.114180          7.195677       17.815679                -                -
        2.520                      -                 -                 -               -                -                -
        2.545                      -         12.072994                 -       17.755688                -                -
        2.550              18.075513         12.067441          7.181925       17.747097                -                -
        2.560              18.058065         12.055670          7.178600       17.729976                -                -
        2.570                      -                 -                 -               -                -                -
        2.595                      -                 -                 -               -                -                -
        2.600                      -         12.009770                 -               -                -                -
        2.605                      -                 -                 -               -                -                -
        2.610              17.971213         11.997790          7.161921       17.644776                -                -
        2.620                      -                 -                 -               -                -                -
        2.645                      -                 -                 -               -                -                -
        2.650              17.902323         11.951442                 -       17.577408                -                -
        2.660              17.884060         11.939301          7.144977       17.559358                -                -
        2.670                      -                 -                 -               -                -                -
        2.680                      -                 -                 -               -                -                -
        2.695                      -         11.898650                 -       17.500370                -                -
        2.700                      -                 -                 -               -                -                -
        2.710              17.797970         11.882390          7.128294       17.474666                -                -
        2.720                      -                 -                 -               -                -                -
        2.745                      -         11.842908          7.116775               -                -                -
        2.750                      -         11.842483          7.114886       17.407497                -                -
        2.760              17.712049         11.825269                 -               -                -                -
        2.770                      -         11.814230                 -               -                -                -
        2.795                      -                 -                 -               -                -                -
        2.800                      -         11.780262                 -       17.324576                -                -
        2.810                      -                 -          7.095182       17.307947                -                -
        2.820                      -                 -                 -               -                -                -
        2.845                      -                 -                 -               -                -                -
        2.850                      -                 -                 -       17.241364                -                -
        2.860              17.542526         11.713132          7.078399               -                -                -
        2.895                      -                 -                 -               -                -                -
        2.900                      -         11.667334                 -               -                -                -
        2.910              17.458276         11.657120          7.062569       17.141546                -                -
        2.920                      -                 -                 -               -                -                -
        2.950                      -                 -                 -       17.075539                -                -
        2.955                      -                 -                 -               -                -                -
        2.960                      -         11.600038                 -               -                -                -
        2.995                      -                 -                 -               -                -                -
        3.000                      -                 -                 -               -                -                -
        3.010              17.291086         11.543682          7.029265       16.977051                -                -
        3.045                      -                 -          7.017800               -                -                -
        3.050                      -                 -                 -               -                -                -
        3.060              17.207404         11.487710          7.012544       16.895122                -                -
        3.070                      -                 -                 -               -                -                -

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)

  The following is a summary of accumulation unit values as of December 31, 2004:


                                                                                                                       JNL/
                               JNL/MCM         JNL/MCM      JNL/Oppenheimer                        JNL/PIMCO       PPM America
                             Value Line(R)       VIP         Global Growth    JNL/Oppenheimer    Total Return       High Yield
                            25 Portfolio      Portfolio        Portfolio      Growth Portfolio  Bond Portfolio    Bond Portfolio
                           ---------------- --------------- ----------------  ----------------- ---------------- -----------------
                           ---------------- --------------- ----------------  ----------------- ---------------- -----------------
        M&E CLASS

         3.095                           -               -                -                  -                -                 -
         3.100                           -               -        10.654522                  -        12.434612                 -
         3.110                           -               -        10.647224                  -        12.426128                 -
         3.145                           -               -                -                  -                -                 -
         3.150                   11.383246               -                -                  -                -                 -
         3.160                           -               -                -                  -                -                 -
         3.200                           -               -                -                  -                -                 -
         3.210                   11.381625       11.031481        10.608594           7.677775        12.341617                 -
         3.250                           -               -                -                  -                -                 -
         3.255                           -               -                -                  -                -                 -
         3.260                           -               -                -                  -                -                 -
         3.270                           -               -                -                  -                -                 -
         3.310                           -               -        10.569286                  -                -                 -
         3.350                           -               -                -                  -                -                 -
         3.400                           -               -        10.534358                  -        12.182209                 -
         3.410                           -               -        10.553022                  -        12.174145                 -
         3.450                           -               -                -                  -        12.140849                 -
         3.460                           -               -                -                  -                -                 -
         3.500                           -               -                -                  -                -                 -
         3.510                           -               -                -                  -                -                 -
         3.560                           -               -                -                  -                -                 -
         3.600                           -               -                -                  -                -                 -
         3.610                           -               -                -                  -                -                 -
         3.650                           -               -                -                  -                -                 -
         3.660                           -               -                -                  -                -                 -
         3.700                           -               -                -                  -        11.934886                 -
         3.710                           -               -                -                  -        11.926497                 -
         3.750                           -               -                -                  -                -                 -
         3.760                           -               -                -                  -                -                 -
         3.800                           -               -                -                  -                -                 -
         3.860                           -               -                -                  -                -                 -
         3.895                           -               -                -                  -                -                 -
         4.000                           -               -                -                  -                -                 -


 PERSPECTIVE
  Standard Benefit               11.702357       11.333790        11.337295           8.205322        11.255073                 -
   Maximum Anniversary
     Value Benefit                       -               -        12.850061           8.886084        11.450700                 -
   Earnings Protection
     Benefits                            -               -        11.795047           8.656749        11.269227                 -
   Combined Optional
     Benefits                            -               -        12.306723           8.866504        11.319420                 -



                                             JNL/Putnam        JNL/Putnam       JNL/Putnam        JNL/S&P          JNL/S&P
                          JNL/Putnam        International        Midcap        Value Equity    Core Index 50    Core Index 75
                       Equity Portfolio    Equity Portfolio  Growth Portfolio   Portfolio        Portfolio        Portfolio
                       ------------------  ----------------  ---------------- ---------------  ---------------  ---------------
                       ------------------  ----------------  ---------------- ---------------  ---------------  ---------------
        M&E CLASS

         3.095                         -                 -                 -               -                -                -
         3.100                         -         11.444301          6.999728       16.835610                -                -
         3.110                         -                 -                 -               -                -                -
         3.145                         -                 -                 -       16.757063                -                -
         3.150                         -                 -                 -               -                -                -
         3.160                         -                 -                 -               -                -                -
         3.200                         -                 -                 -               -                -                -
         3.210                         -                 -          6.963899               -                -                -
         3.250                         -                 -                 -               -                -                -
         3.255                         -                 -                 -               -                -                -
         3.260                         -                 -                 -               -                -                -
         3.270                         -                 -                 -               -                -                -
         3.310                         -                 -                 -               -                -                -
         3.350                         -                 -                 -               -                -                -
         3.400                         -                 -                 -               -                -                -
         3.410                         -         11.107256                 -               -                -                -
         3.450                         -         11.064433                 -               -                -                -
         3.460                         -                 -                 -               -                -                -
         3.500                         -                 -                 -               -                -                -
         3.510                         -                 -                 -               -                -                -
         3.560                         -                 -                 -               -                -                -
         3.600                         -                 -                 -               -                -                -
         3.610                         -                 -                 -               -                -                -
         3.650                         -                 -                 -               -                -                -
         3.660                         -                 -                 -               -                -                -
         3.700                         -                 -                 -               -                -                -
         3.710                         -                 -                 -               -                -                -
         3.750                         -                 -                 -               -                -                -
         3.760                         -                 -                 -               -                -                -
         3.800                         -                 -                 -               -                -                -
         3.860                         -                 -                 -               -                -                -
         3.895                         -                 -                 -               -                -                -
         4.000                         -                 -                 -               -                -                -


 PERSPECTIVE
  Standard Benefit             16.905072         13.311835          7.578419       17.268447                -                -
   Maximum Anniversary
     Value Benefit             10.307351         11.587218         11.177340       10.455422                -                -
   Earnings Protection
     Benefits                   9.678844         10.925293          9.775595       10.016437                -                -
   Combined Optional
     Benefits                  10.466361         11.494116         11.226345       10.587862                -                -

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)

  The following is a summary of accumulation unit values as of December 31, 2004:

                                                                                   JNL/              JNL/
                        JNL/S&P        JNL/S&P Equity                          S&P Managed       S&P Managed           JNL/
                    Core Index 100       Aggressive        JNL/S&P Equity       Aggressive      Conservative       S&P Managed
                       Portfolio      Growth Portfolio I  Growth Portfolio I Growth Portfolio     Portfolio       Growth Portfolio
                    ----------------  ------------------  -----------------  ---------------- ------------------  ---------------
                    ----------------  ------------------  -----------------  ---------------- ------------------  ---------------
 M&E CLASS

         1.000                    -                   -                  -         13.025544                  -                -
         1.100                    -                   -                  -                 -          10.322593                -
         1.150                    -                   -                  -         12.894613          10.321446        13.130178
         1.250                    -                   -                  -         12.807884          10.318917        13.041974
         1.300                    -                   -                  -         12.765021                  -        12.998210
         1.350                    -                   -                  -         12.721752                  -                -
         1.395                    -                   -                  -                 -                  -                -
         1.400                    -                   -                  -         12.679346                  -        12.910982
         1.420                    -                   -                  -                 -                  -                -
         1.450                    -                   -                  -         12.636719                  -        12.867607
         1.500                    -                   -                  -         12.594230          10.312602        12.824304
         1.545                    -                   -                  -         12.556165          10.311599        12.785495
         1.550                    -                   -                  -         12.551898          10.311478        12.781192
         1.560                    -                   -                  -                 -                  -                -
         1.570                    -                   -                  -         12.535032                  -        12.763997
         1.575                    -                   -                  -         12.529428                  -        12.759727
         1.600                    -                   -                  -         12.509774          10.310236        12.738231
         1.605                    -                   -                  -                 -                  -                -
         1.630                    -                   -                  -                 -                  -                -
         1.645                    -                   -                  -         12.471421                  -        12.699449
         1.650                    -                   -                  -         12.468981          10.309019        12.695267
         1.660                    -                   -                  -                 -                  -                -
         1.670                    -                   -                  -         12.450468          10.308416        12.678082
         1.695                    -                   -                  -         12.429912          10.307876        12.657000
         1.700                    -                   -                  -         12.425758          10.307695        12.653041
         1.710                    -                   -                  -         12.417365          10.307520        12.644228
         1.720                    -                   -                  -         12.409051                  -        12.635699
         1.725                    -                   -                  -                 -                  -        12.631455
         1.745                    -                   -                  -                 -                  -        12.614341
         1.750                    -                   -                  -         12.383955          10.306510        12.610150
         1.760                    -                   -                  -         12.373821          10.306054        12.601312
         1.795                    -                   -                  -         12.346533                  -        12.572067
         1.800                    -                   -                  -         12.342339          10.305253        12.567794
         1.810                    -                   -                  -         12.333762          10.305031        12.559118
         1.820                    -                   -                  -         12.325785                  -        12.550896
         1.825                    -                   -                  -                 -                  -        12.546663
         1.845                    -                   -                  -         12.304988                  -        12.529778
         1.850                    -                   -                  -         12.300834          10.304058        12.520355
         1.860                    -                   -                  -         12.292574          10.303811        12.517113
         1.870                    -                   -                  -         12.284342                  -        12.508662
         1.895                    -                   -                  -         12.263609                  -        12.487689
         1.900                    -                   -                  -         12.259549          10.302795        12.483449
         1.910                    -                   -                  -                 -                  -                -
         1.920                    -                   -                  -         12.242998                  -        12.466669
         1.945                    -                   -                  -         12.222058          10.301456        12.445666
         1.950                    -                   -                  -         12.218273          10.301557        12.441494
         1.955                    -                   -                  -         12.213484                  -                -


                                                                                                                JNL/Salomon
                       JNL/              JNL/                                                                     Brothers
                   S&P Managed        S&P Managed          JNL/S&P          JNL/Salomon         JNL/Salomon    U.S. Government
                     Moderate          Moderate        Very Aggressive     Brothers High      Brothers Strategic  & Quality
                    Portfolio        Growth Portfolio Growth Portfolio I Yield Bond Portfolio Bond Portfolio   Bond Portfolio
                 -----------------  ----------------  ------------------ -------------------  ---------------- ---------------
                 -----------------  ----------------  ------------------ -------------------  ---------------- ---------------
 M&E CLASS

         1.000                  -                 -                   -           13.446454         19.361240       16.195599
         1.100          10.512096         12.862656                   -           13.347399         19.174995       16.039936
         1.150          10.510885         12.819669                   -           13.309237         19.083425       15.963356
         1.250          10.508359         12.733517                   -           13.218540         18.900329       15.810128
         1.300                  -         12.690870                   -           13.173425         18.809569       15.734293
         1.350                  -                 -                   -           13.128462         18.719143       15.658622
         1.395                  -                 -                   -                   -                 -               -
         1.400          10.504535         12.605760                   -           13.083653         18.629144       15.583386
         1.420                  -                 -                   -                   -         18.593079               -
         1.450                  -         12.563392                   -           13.038997         18.539663       15.508480
         1.500          10.502039         12.521155                   -           12.994491         18.450558       15.433928
         1.545          10.500886         12.482798                   -           12.954563         18.370767       15.367245
         1.550          10.500769         12.479085                   -           12.950138         18.361760       15.359835
         1.560                  -                 -                   -           12.941289         18.344193               -
         1.570                  -         12.462298                   -           12.932434         18.310965       15.330177
         1.575                  -         12.458234                   -                   -         18.354662       15.322793
         1.600          10.499315         12.437135                   -           12.905939         18.273463       15.286588
         1.605                  -                 -                   -                   -                 -               -
         1.630                  -                 -                   -                   -         18.218341               -
         1.645                  -         12.399321                   -           12.846644         18.194096       15.219500
         1.650          10.498254         12.395433                   -           12.861892         18.187119       15.212653
         1.660                  -         12.386628                   -           12.853101                 -               -
         1.670          10.497660         12.378449                   -           12.844346         18.150434       15.183114
         1.695          10.497087         12.357867                   -           12.822376         18.107093       15.146660
         1.700          10.496994         12.353703                   -           12.817986         18.098224       15.139432
         1.710          10.496725         12.345408                   -           12.809227         18.080142       15.124786
         1.720                  -         12.337073                   -           12.800472         18.074933       15.110163
         1.725                  -         12.332773                   -                   -         18.051329       15.102924
         1.745                  -         12.316243                   -                   -                 -               -
         1.750          10.495699         12.312210                   -           12.774244         18.011205       15.066584
         1.760          10.495156                 -                   -           12.765514         17.993616       15.051666
         1.795                  -         12.274966                   -           12.734994         17.933615       15.001397
         1.800          10.494463         12.270832                   -           12.730637         17.924867       14.994188
         1.810          10.494142         12.262351                   -           12.721938         17.907572       14.980509
         1.820                  -         12.254290                   -           12.713254         17.890242       14.965355
         1.825                  -                 -                   -                   -                 -               -
         1.845                  -         12.233714                   -           12.691525         17.847209       14.929286
         1.850          10.493198         12.229552                   -           12.687185         17.838728       14.922056
         1.860          10.492957         12.221355                   -           12.627884         17.821480       14.907710
         1.870                  -         12.328248                   -           12.669850         17.804518       14.893492
         1.895          10.491884         12.192594                   -           12.648211         17.761430       14.857520
         1.900          10.491969         12.188492                   -           12.643882         17.753082       14.850374
         1.910                  -                 -                   -           12.628261                 -               -
         1.920                  -         12.172089                   -           12.626610         17.718768       14.821869
         1.945          10.490728         12.151634                   -           12.605021         17.675569       14.786115
         1.950          10.490475         12.147540                   -           12.600728         17.667621       14.778969
         1.955                  -                 -                   -           12.589488         17.658291       14.771195

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)

  The following is a summary of accumulation unit values as of December 31, 2004:


                                                                                 JNL/              JNL/
                       JNL/S&P        JNL/S&P Equity                        S&P Managed      S&P Managed              JNL/
                   Core Index 100       Aggressive        JNL/S&P Equity       Aggressive      Conservative       S&P Managed
                      Portfolio      Growth Portfolio I  Growth Portfolio I Growth Portfolio     Portfolio       Growth Portfolio
                   ----------------  ------------------  -----------------  ---------------- ------------------  ---------------
                   ----------------  ------------------  -----------------  ---------------- ------------------  ---------------
       M&E CLASS

         1.960                   -                   -                  -         12.210064          10.301316        12.433139
         1.970                   -                   -                  -         12.201864                  -        12.424708
         1.995                   -                   -                  -         12.181316          10.300380        12.403855
         2.000                   -                   -                  -         12.176916          10.300291        12.399657
         2.005                   -                   -                  -                 -                  -                -
         2.010                   -                   -                  -         12.169016          10.300105        12.391328
         2.020                   -                   -                  -         12.160252                  -        12.383034
         2.045                   -                   -                  -         12.140381          10.299013        12.362151
         2.050                   -                   -                  -         12.136421          10.304915        12.358290
         2.060                   -                   -                  -         12.128101          10.315100        12.349673
         2.070                   -                   -                  -         12.120006                  -        12.341395
         2.095                   -                   -                  -         12.099572          10.298381        12.320603
         2.100                   -                   -                  -         12.095475          10.297857        12.316460
         2.110                   -                   -                  -         12.087426          10.297220        12.308138
         2.120                   -                   -                  -         12.079211                  -        12.299874
         2.145                   -                   -                  -         12.058862                  -        12.279176
         2.150                   -                   -                  -         12.054905          10.296591        12.275045
         2.160                   -                   -                  -         12.046710          10.296365        12.266773
         2.170                   -                   -                  -         12.038628                  -        12.256790
         2.195                   -                   -                  -         12.017792          10.295428        12.237899
         2.200                   -                   -                  -         12.014297          10.295382        12.233788
         2.210                   -                   -                  -         12.006182          10.295100        12.225539
         2.220                   -                   -                  -         11.997570                  -        12.217419
         2.245                   -                   -                  -         11.976068                  -        12.196606
         2.250                   -                   -                  -         11.973912          10.294058        12.192644
         2.260                   -                   -                  -         11.965860          10.293991        12.184448
         2.270                   -                   -                  -         11.957780                  -        12.176253
         2.280                   -                   -                  -                 -                  -                -
         2.295                   -                   -                  -         11.937709                  -        12.155759
         2.300                   -                   -                  -         11.933647          10.292860        12.151670
         2.305                   -                   -                  -         11.927839                  -                -
         2.310                   -                   -                  -         11.925566                  -        12.143513
         2.320                   -                   -                  -         11.917006                  -        12.135283
         2.345                   -                   -                  -         11.897548          10.291759        12.114894
         2.350                   -                   -                  -         11.893526          10.291647        12.110806
         2.360                   -                   -                  -         11.885467          10.291333        12.102652
         2.370                   -                   -                  -                 -                  -        12.094495
         2.395                   -                   -                  -         11.856970          10.290544        12.074191
         2.400                   -                   -                  -         11.853609          10.290396        12.070106
         2.405                   -                   -                  -                 -                  -                -
         2.410                   -                   -                  -         11.845379          10.290131        12.062462
         2.420                   -                   -                  -         11.835457                  -                -
         2.445                   -                   -                  -         11.817716                  -        12.033569
         2.450                   -                   -                  -         11.813718          10.289134        12.029535
         2.460                   -                   -                  -         11.805600          10.288896        12.021428
         2.470                   -                   -                  -         11.797278                  -        12.013057
         2.495                   -                   -                  -         11.777353                  -        11.992524


                                                                                                                JNL/Salomon
                       JNL/              JNL/                                                                     Brothers
                   S&P Managed        S&P Managed          JNL/S&P          JNL/Salomon         JNL/Salomon    U.S. Government
                     Moderate          Moderate        Very Aggressive     Brothers High      Brothers Strategic  & Quality
                    Portfolio        Growth Portfolio Growth Portfolio I Yield Bond Portfolio Bond Portfolio   Bond Portfolio
                 -----------------  ----------------  ------------------ -------------------  ---------------- ---------------
                 -----------------  ----------------  ------------------ -------------------  ---------------- ---------------
       M&E CLASS

         1.960          10.490074         12.139388                   -           12.592112         17.650559       14.764770
         1.970                  -         12.131142                   -           12.583553         17.634094       14.750070
         1.995                  -         12.110814                   -           12.562010         17.591148       14.715044
         2.000          10.489386         12.106752                   -           12.557716         17.582667       14.707954
         2.005                  -                 -                   -                   -                 -               -
         2.010          10.489119         12.098570                   -           12.549134         17.565861       14.693824
         2.020                  -         12.090409                   -           12.540558         17.549214       14.679583
         2.045          10.488294         12.070018                   -           12.519135         17.506552       14.644357
         2.050          10.488173         12.081506                   -           12.514858         17.498388       14.637130
         2.060          10.487899         12.057915                   -           12.506302         17.481309       14.623147
         2.070                  -         12.049812                   -           12.498232         17.463495               -
         2.095                  -         12.029541                   -           12.476407         17.422401       14.573909
         2.100          10.486888         12.025490                   -           12.472138         17.415386       14.566886
         2.110          10.486588         12.017407                   -           12.463618         17.397210       14.553929
         2.120                  -         12.009253                   -           12.455100         17.378772       14.534867
         2.145          10.485762         11.989132                   -           12.433821         17.339365       14.503923
         2.150          10.485608         11.985160                   -           12.429572         17.330422       14.496966
         2.160          10.485374         11.977041                   -           12.421073         17.313686       14.482931
         2.170                  -         11.968959                   -           12.413156         17.299743       14.469455
         2.195          10.484434         11.948841                   -           12.391376         17.255382       14.434406
         2.200          10.484344         11.944854                   -           12.387140         17.247033       14.427218
         2.210          10.484092         11.936758                   -           12.378675         17.230442       14.413301
         2.220                  -         11.928721                   -           12.370146         17.212785       14.398698
         2.245                  -         11.908471                   -           12.349090         17.172497       14.362550
         2.250          10.483106         11.904662                   -           12.344873         17.164205       14.423949
         2.260          10.482833         11.896667                   -           12.336429         17.147637       14.344057
         2.270                  -         11.888640                   -           12.327962                 -       14.330184
         2.280                  -                 -                   -           12.313561                 -               -
         2.295                  -         11.868683                   -           12.306931         17.090445       14.295768
         2.300          10.481799         11.864681                   -           12.302732         17.081459       14.288637
         2.305                  -                 -                   -           12.292109                 -               -
         2.310          10.481523         11.856674                   -           12.294322         17.065658       14.275079
         2.320                  -         11.848714                   -                   -         17.047667               -
         2.345          10.480585         11.828756                   -           12.264933         17.007722               -
         2.350          10.480577         11.824790                   -           12.260737         16.999595       14.220426
         2.360          10.480259         11.816840                   -           12.252361         16.983147       14.206430
         2.370                  -         11.809141                   -           12.244000         16.967236       14.192010
         2.395          10.479442         11.789062                   -           12.223069         16.926049       14.158625
         2.400          10.479310         11.784713                   -           12.212093         16.917190       14.151268
         2.405                  -                 -                   -                   -                 -               -
         2.410                  -         11.777122                   -           12.210539         16.893768       14.139020
         2.420          10.478926         11.768737                   -                   -                 -               -
         2.445                  -         11.749429                   -           12.181355         16.844690       14.090668
         2.450          10.477952         11.745463                   -           12.177186         16.836537       14.083574
         2.460          10.477831         11.737561                   -           12.168856         16.818846       14.070134
         2.470                  -         11.729440                   -           12.160518         16.803186       14.056560
         2.495                  -         11.709952                   -                   -         16.763390               -

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)

  The following is a summary of accumulation unit values as of December 31, 2004:

                                                                                  JNL/              JNL/
                        JNL/S&P        JNL/S&P Equity                          S&P Managed      S&P Managed              JNL/
                    Core Index 100       Aggressive        JNL/S&P Equity       Aggressive      Conservative       S&P Managed
                       Portfolio      Growth Portfolio I  Growth Portfolio I Growth Portfolio     Portfolio       Growth Portfolio
                    ----------------  ------------------  -----------------  ---------------- ------------------  ---------------
                    ----------------  ------------------  -----------------  ---------------- ------------------  ---------------
       M&E CLASS

         2.500                    -                   -                  -         11.774020                  -        11.989083
         2.505                    -                   -                  -                 -                  -                -
         2.510                    -                   -                  -         11.766050          10.287579        11.981013
         2.520                    -                   -                  -         11.755915          10.287470        11.972456
         2.545                    -                   -                  -         11.737770                  -        11.952696
         2.550                    -                   -                  -         11.734423                  -        11.948778
         2.560                    -                   -                  -         11.726508          10.286474        11.940741
         2.570                    -                   -                  -         11.717991                  -        11.932438
         2.595                    -                   -                  -         11.698253                  -        11.912496
         2.600                    -                   -                  -         11.692926          10.285340        11.907793
         2.605                    -                   -                  -                 -                  -                -
         2.610                    -                   -                  -         11.687107          10.285186        11.900631
         2.620                    -                   -                  -         11.679066                  -                -
         2.645                    -                   -                  -         11.659580                  -        11.872602
         2.650                    -                   -                  -         11.655648                  -        11.868578
         2.660                    -                   -                  -         11.647591          10.283958        11.860590
         2.670                    -                   -                  -                 -                  -        11.852350
         2.680                    -                   -                  -                 -                  -                -
         2.695                    -                   -                  -         11.619735                  -        11.832649
         2.700                    -                   -                  -         11.614503          10.282978                -
         2.710                    -                   -                  -         11.608424          10.282724        11.820704
         2.720                    -                   -                  -                 -                  -        11.812318
         2.745                    -                   -                  -         11.580655                  -        11.792858
         2.750                    -                   -                  -         11.573544                  -        11.788527
         2.760                    -                   -                  -         11.569526          10.281487        11.780989
         2.770                    -                   -                  -         11.561791                  -        11.773097
         2.795                    -                   -                  -                 -                  -                -
         2.800                    -                   -                  -                 -                  -        11.749326
         2.810                    -                   -                  -         11.530057                  -        11.741384
         2.820                    -                   -                  -                 -                  -        11.733475
         2.845                    -                   -                  -         11.502898                  -        11.712966
         2.850                    -                   -                  -         11.499696                  -        11.709460
         2.860                    -                   -                  -         11.489846                  -        11.701398
         2.895                    -                   -                  -                 -                  -        11.674330
         2.900                    -                   -                  -                 -                  -                -
         2.910                    -                   -                  -         11.453299                  -        11.662540
         2.920                    -                   -                  -         11.444333                  -        11.654653
         2.950                    -                   -                  -                 -                  -                -
         2.955                    -                   -                  -                 -                  -                -
         2.960                    -                   -                  -                 -          10.276433        11.623069
         2.995                    -                   -                  -                 -                  -        11.595645
         3.000                    -                   -                  -                 -                  -                -
         3.010                    -                   -                  -         11.376002                  -        11.583879
         3.045                    -                   -                  -                 -                  -                -
         3.050                    -                   -                  -                 -                  -        11.552151
         3.060                    -                   -                  -                 -                  -        11.545335
         3.070                    -                   -                  -                 -                  -                -


                                                                                                               JNL/Salomon
                      JNL/              JNL/                                                                     Brothers
                  S&P Managed        S&P Managed          JNL/S&P          JNL/Salomon         JNL/Salomon    U.S. Government
                    Moderate          Moderate        Very Aggressive     Brothers High      Brothers Strategic  & Quality
                   Portfolio        Growth Portfolio Growth Portfolio I Yield Bond Portfolio Bond Portfolio   Bond Portfolio
                -----------------  ----------------  ------------------ -------------------  ---------------- ---------------
                -----------------  ----------------  ------------------ -------------------  ---------------- ---------------
       M&E CLASS

         2.500                 -         11.706378                   -           12.135641         16.755652       14.016085
         2.505                 -                 -                   -                   -                 -               -
         2.510         10.476529         11.698107                   -           12.127327         16.739589       14.002603
         2.520         10.476246         11.689795                   -                   -                 -               -
         2.545                 -         11.670461                   -           12.098302         16.683254       13.955094
         2.550         10.475520         11.666643                   -           12.094198         16.671916       13.941622
         2.560         10.475303         11.658818                   -           12.085931         16.658829       13.935170
         2.570                 -         11.650361                   -                   -                 -               -
         2.595         10.474412                 -                   -           12.050420         16.602404       13.887531
         2.600         10.474164         11.627472                   -           12.052924         16.597596       13.881232
         2.605                 -                 -                   -                   -                 -               -
         2.610                 -         11.619606                   -           12.044680         16.579994       13.869112
         2.620                 -                 -                   -                   -                 -               -
         2.645         10.472998         11.592098                   -                   -                 -               -
         2.650                 -         11.588298                   -           12.011777         16.514142       13.814754
         2.660         10.472750         11.580109                   -           12.003568         16.498800       13.801080
         2.670                 -                 -                   -                   -                 -               -
         2.680                 -                 -                   -                   -                 -               -
         2.695                 -                 -                   -           11.974817         16.443539       13.754427
         2.700         10.471698         11.548837                   -                   -         16.434552       13.748257
         2.710         10.471450         11.541394                   -           11.962593         16.421561       13.734937
         2.720                 -                 -                   -                   -                 -               -
         2.745                 -         11.514535                   -           11.933981         16.364327               -
         2.750                 -         11.510611                   -           11.929749         16.354259       13.685899
         2.760         10.470140         11.502146                   -           11.921771         16.340613       13.670097
         2.770                 -         11.495198                   -                   -                 -               -
         2.795         10.469217         11.475893                   -                   -                 -               -
         2.800                 -         11.471965                   -           11.889201         16.278174       13.616742
         2.810                 -         11.464214                   -           11.881086                 -               -
         2.820                 -         11.456514                   -                   -                 -               -
         2.845         10.467958         11.436476                   -                   -                 -               -
         2.850                 -         11.433322                   -           11.847845         16.197374       13.551524
         2.860         10.467649         11.425220                   -           11.840281         16.182176               -
         2.895                 -         11.398829                   -                   -                 -               -
         2.900                 -         11.394946                   -           11.808137         16.120126       13.485915
         2.910                 -         11.387362                   -           11.800107         16.106249       13.473132
         2.920                 -                 -                   -                   -                 -               -
         2.950                 -                 -                   -                   -         16.044016       13.420860
         2.955                 -                 -                   -                   -                 -               -
         2.960         10.465081         11.348352                   -           11.753294         16.027955               -
         2.995                 -                 -                   -                   -                 -               -
         3.000                 -                 -                   -                   -         15.967123       13.357111
         3.010                 -         11.310526                   -           11.719682         15.951648       13.343567
         3.045                 -         11.284201                   -                   -         15.897786               -
         3.050                 -                 -                   -                   -                 -               -
         3.060                 -         11.272632                   -           11.679691                 -       13.278719
         3.070                 -                 -                   -                   -                 -               -


JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)

  The following is a summary of accumulation unit values as of December 31, 2004:


                                                                                    JNL/              JNL/
                          JNL/S&P        JNL/S&P Equity                        S&P Managed      S&P Managed              JNL/
                      Core Index 100       Aggressive        JNL/S&P Equity       Aggressive      Conservative       S&P Managed
                         Portfolio      Growth Portfolio I  Growth Portfolio I Growth Portfolio     Portfolio       Growth Portfolio
                      ----------------  ------------------  -----------------  ---------------- ------------------  ---------------
                      ----------------  ------------------  -----------------  ---------------- ------------------  ---------------
       M&E CLASS

         3.095                      -                   -                  -                 -                  -                -
         3.100                      -                   -                  -                 -                  -                -
         3.110                      -                   -                  -                 -                  -                -
         3.145                      -                   -                  -                 -                  -                -
         3.150                      -                   -                  -                 -                  -        11.474616
         3.160                      -                   -                  -         11.261649                  -        11.467555
         3.200                      -                   -                  -                 -                  -        11.436019
         3.210                      -                   -                  -         11.222108                  -        11.429016
         3.250                      -                   -                  -                 -                  -                -
         3.255                      -                   -                  -                 -                  -                -
         3.260                      -                   -                  -                 -                  -                -
         3.270                      -                   -                  -                 -                  -                -
         3.310                      -                   -                  -         11.147283                  -        11.352102
         3.350                      -                   -                  -                 -                  -                -
         3.400                      -                   -                  -                 -                  -                -
         3.410                      -                   -                  -                 -                  -                -
         3.450                      -                   -                  -                 -                  -                -
         3.460                      -                   -                  -                 -                  -                -
         3.500                      -                   -                  -                 -                  -        11.207763
         3.510                      -                   -                  -                 -                  -                -
         3.560                      -                   -                  -                 -                  -                -
         3.600                      -                   -                  -                 -                  -                -
         3.610                      -                   -                  -                 -                  -                -
         3.650                      -                   -                  -                 -                  -                -
         3.660                      -                   -                  -                 -                  -                -
         3.700                      -                   -                  -                 -                  -                -
         3.710                      -                   -                  -                 -                  -                -
         3.750                      -                   -                  -         10.821744                  -                -
         3.760                      -                   -                  -                 -                  -                -
         3.800                      -                   -                  -                 -                  -        10.983719
         3.860                      -                   -                  -                 -                  -                -
         3.895                      -                   -                  -                 -                  -                -
         4.000                      -                   -                  -                 -                  -                -


 PERSPECTIVE
  Standard Benefit                  -                   -                  -         12.679775          10.360607        12.910887
   Maximum Anniversary
     Value Benefit                  -                   -                  -         11.630386                  -        11.682594
   Earnings Protection
     Benefits                       -                   -                  -         10.877977                  -        11.088904
   Combined Optional
     Benefits                       -                   -                  -         11.201756                  -        11.458091


                                                                                                                     JNL/Salomon
                            JNL/              JNL/                                                                     Brothers
                        S&P Managed        S&P Managed          JNL/S&P          JNL/Salomon         JNL/Salomon    U.S. Government
                          Moderate          Moderate        Very Aggressive     Brothers High      Brothers Strategic  & Quality
                         Portfolio        Growth Portfolio Growth Portfolio I Yield Bond Portfolio Bond Portfolio   Bond Portfolio
                      -----------------  ----------------  ------------------ -------------------  ---------------- ---------------
                      -----------------  ----------------  ------------------ -------------------  ---------------- ---------------
       M&E CLASS

         3.095                       -                 -                   -                   -                 -               -
         3.100                       -         11.242192                   -                   -         15.819519       13.228438
         3.110                       -                 -                   -           11.639817                 -               -
         3.145                       -         11.208298                   -                   -                 -               -
         3.150                       -         11.204563                   -                   -                 -               -
         3.160                       -         11.196760                   -           11.593620                 -               -
         3.200                       -                 -                   -                   -                 -               -
         3.210                       -                 -                   -                   -                 -               -
         3.250                       -         11.129479                   -                   -                 -               -
         3.255                       -                 -                   -                   -                 -               -
         3.260                       -                 -                   -                   -                 -               -
         3.270                       -                 -                   -                   -                 -               -
         3.310                       -                 -                   -                   -                 -               -
         3.350                       -         11.054600                   -                   -                 -               -
         3.400                       -                 -                   -                   -         15.363073               -
         3.410                       -                 -                   -                   -         15.348791       12.838499
         3.450                       -                 -                   -                   -                 -               -
         3.460                       -                 -                   -                   -                 -               -
         3.500                       -                 -                   -                   -                 -               -
         3.510                       -                 -                   -                   -                 -               -
         3.560                       -                 -                   -                   -                 -               -
         3.600                       -                 -                   -                   -                 -               -
         3.610                       -                 -                   -                   -                 -               -
         3.650                       -         10.833641                   -                   -         14.997395               -
         3.660                       -                 -                   -                   -                 -               -
         3.700                       -                 -                   -                   -                 -               -
         3.710                       -                 -                   -                   -                 -               -
         3.750                       -         10.760930                   -                   -                 -       12.424813
         3.760                       -                 -                   -                   -                 -               -
         3.800                       -                 -                   -                   -                 -               -
         3.860                       -                 -                   -                   -                 -               -
         3.895                       -                 -                   -                   -                 -               -
         4.000                       -                 -                   -                   -                 -               -


 PERSPECTIVE
  Standard Benefit           10.594972         12.604653                   -           10.284371         18.245045       15.015046
   Maximum Anniversary
     Value Benefit                   -         11.472233                   -           10.287897         12.668101       11.025896
   Earnings Protection
     Benefits                        -         11.113713                   -           10.285343         12.871529       11.479216
   Combined Optional
     Benefits                        -         11.311540                   -           10.282781         12.368269       10.710999


JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)

  The following is a summary of accumulation unit values as of December 31, 2004:



                                 JNL/            JNL/Select         JNL/Select           JNL/           JNL/
                           Select Balanced         Global           Large Cap        Select Money   Select Value
                              Portfolio       Growth Portfolio   Growth Portfolio   Market Portfolio  Portfolio
                          ------------------- ------------------ -----------------  --------------- --------------
                          ------------------- ------------------ -----------------  --------------- --------------
 M&E CLASS

         1.000                     23.932714                  -         27.141128        12.715315      16.594003
         1.100                             -                  -                 -                -              -
         1.150                     23.589433          23.778364         26.751654        12.522444      16.538471
         1.250                     23.363247          23.547149         26.495026        12.412409      16.500461
         1.300                     23.250972          23.434025         26.367674        12.343067      16.516786
         1.350                     23.139158                  -                 -                -      16.463696
         1.395                             -                  -         26.127169                -              -
         1.400                     23.027968          23.208704         26.114863        12.235436      16.445172
         1.420                     22.983330                  -                 -                -              -
         1.450                     22.917373          23.097891         25.989328        12.165923      16.427047
         1.500                     22.807241          22.986664         25.864504        12.117326      16.408305
         1.545                     22.708532          22.886670         25.751116        12.065026      16.388956
         1.550                     22.697544          22.875772         25.739743        12.059120      16.389698
         1.560                             -                  -         25.714757        12.047472              -
         1.570                     22.653803                  -         25.690684        12.037215      16.382166
         1.575                     22.642904                  -         25.678222        12.010233              -
         1.600                     22.588214          22.766371         25.616545        11.992573      16.371306
         1.605                             -                  -                 -                -              -
         1.630                     22.523227                  -                 -                -      16.359560
         1.645                     22.490310                  -                 -        11.948960      16.354460
         1.650                     22.479557          22.656478         25.493245        11.942964      16.352213
         1.660                             -                  -                 -        11.931467              -
         1.670                     22.436121                  -                 -        11.920170      16.344991
         1.695                     22.382846                  -         25.383065        11.891749      16.336505
         1.700                     22.371830          22.547631         25.378954        11.867230      16.334485
         1.710                     22.350277          22.525873         25.346332        11.875383      16.330786
         1.720                     22.328667                  -         25.322056        11.853564              -
         1.725                     22.317998                  -                 -        11.837749              -
         1.745                             -                  -         25.260801                -              -
         1.750                     22.264592          22.438759         25.248779        11.810153      16.315668
         1.760                     22.242225                  -         25.223507        11.817030              -
         1.795                     22.167925                  -         25.139623        11.777762      16.299525
         1.800                     22.157206          22.331467         25.127199        11.772922      16.303793
         1.810                     22.135513          22.310149         25.103220        11.760503      16.293741
         1.820                     22.114581                  -         25.079375        11.749722              -
         1.825                     22.103763                  -         25.067051                -              -
         1.845                     22.061344                  -         25.018835        11.721909      16.281039
         1.850                     22.051688          22.224376         25.006584        11.703996      16.277953
         1.860                     22.029642          22.202563         24.982322        11.704982      16.275980
         1.870                     22.008292                  -         24.958559        11.682338      16.272107
         1.895                     21.955222                  -         24.898524        11.664815      16.262907
         1.900                     21.945803          22.117166         24.886510        11.640682      16.261463
         1.910                             -                  -                 -        11.647604              -
         1.920                     21.900649                  -         24.838021        11.636722      16.253695
         1.945                     21.848151                  -         24.777908        11.608435      16.243878
         1.950                     21.839395          22.010369         24.804408        11.603077      16.242761
         1.955                     21.827900                  -                 -                -              -


                       JNL/T. Rowe       JNL/T. Rowe         JNL/
                   Price Established    Price Mid-Cap   T. Rowe Price
                   Growth Portfolio    Growth Portfolio Value Portfolio
                   ------------------  ---------------- ---------------
                   ------------------  ---------------- ---------------
 M&E CLASS

         1.000             26.801645         34.792013       13.468747
         1.100                     -         34.457431               -
         1.150             26.415091         34.292375       13.375327
         1.250             26.163304         33.963835       13.312496
         1.300             26.037967         33.800628       13.281378
         1.350                     -                 -               -
         1.395                     -                 -               -
         1.400             25.788196         33.476371       13.219560
         1.420                     -         33.411578       13.207055
         1.450             25.664409         33.315532       13.188728
         1.500             25.540946         33.155463       13.158005
         1.545             25.430356         33.011743       13.130314
         1.550             25.418338         32.996117       13.127336
         1.560             25.393641         32.964791       13.121192
         1.570             25.369241         32.932639       13.115051
         1.575             25.355325         32.980745       13.112921
         1.600             25.296001         32.837907       13.096709
         1.605                     -                 -               -
         1.630                     -         32.737784       13.078606
         1.645             25.186012         32.694838       13.068952
         1.650             25.174483         32.679593       13.066115
         1.660             25.149681         32.647506               -
         1.670             25.125198         32.616041       13.053733
         1.695             25.065140         32.538409       13.038805
         1.700             25.053398         32.522268       13.035708
         1.710             25.029225         32.491216       13.029613
         1.720             25.005221         32.459922       13.023620
         1.725             24.993143         32.444231       13.020557
         1.745                     -         32.381779               -
         1.750             24.933428         32.366277       13.005303
         1.760                     -                 -       12.998711
         1.795             24.825125         32.226412       12.977973
         1.800             24.813232         32.210706       12.974771
         1.810             24.790374         32.179706       12.969505
         1.820             24.761312         32.148107       12.962824
         1.825                     -         32.131592               -
         1.845             24.705840         32.071285       12.947732
         1.850             24.693941         32.055776       12.944672
         1.860             24.670005         32.025122       12.938638
         1.870             24.646109         31.994054       12.932750
         1.895             24.587164         31.915378       12.917552
         1.900             24.575620         31.901753       12.915224
         1.910                     -                 -       12.907974
         1.920             24.527969         31.840545       12.903620
         1.945             24.468823         31.765281       12.887081
         1.950             24.457228         31.734370       12.879703
         1.955                     -         31.732324       12.881082

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)

  The following is a summary of accumulation unit values as of December 31, 2004:


                                 JNL/             JNL/Select         JNL/Select          JNL/           JNL/
                           Select Balanced         Global           Large Cap        Select Money   Select Value
                              Portfolio       Growth Portfolio   Growth Portfolio   Market Portfolio  Portfolio
                          ------------------- ------------------ -----------------  --------------- --------------
                          ------------------- ------------------ -----------------  --------------- --------------
        M&E CLASS

         1.960                     21.818290          21.989346         24.742966        11.592727      16.239107
         1.970                     21.797702                  -         24.719219        11.589602      16.234892
         1.995                     21.744834                  -         24.660023        11.553722      16.226291
         2.000                     21.734367          21.904925         24.647771        11.536785      16.224456
         2.005                             -                  -                 -                -              -
         2.010                     21.713233                  -         24.624338        11.537319      16.220839
         2.020                     21.692548          21.862921         24.600271        11.505576      16.217234
         2.045                     21.640519                  -         24.541215        11.497460      16.207885
         2.050                     21.629886          21.799699         24.529399        11.491863      16.206217
         2.060                     21.607875          21.778439         24.503547        11.480782      16.202340
         2.070                     21.587915                  -                 -        11.469687              -
         2.095                     21.536271                  -         24.422906        11.442114      16.189890
         2.100                     21.525467          21.695763         24.411650        11.457178      16.187737
         2.110                     21.505426          21.675139         24.388664        11.425492      16.184155
         2.120                     21.484580                  -         24.364662        11.414618      16.180700
         2.145                     21.432857                  -         24.305905        11.387603      16.171567
         2.150                     21.422662          21.589476         24.294151        11.381704      16.169508
         2.160                     21.401930          21.569999         24.270554        11.370713      16.166094
         2.170                     21.381262                  -         24.247321                -      16.163249
         2.195                     21.330012                  -         24.189145        11.332437      16.153316
         2.200                     21.319402          21.486085         24.179034        11.326865      16.151675
         2.210                     21.298939          21.453281         24.154156        11.316762      16.147990
         2.220                     21.277712                  -                 -        11.304542      16.143322
         2.245                     21.227300          21.393712                 -        11.277351      16.135277
         2.250                     21.215795                  -         24.060794        11.272671      16.133547
         2.260                     21.196534          21.363368         24.037990        11.262355      16.146695
         2.270                     21.176212                  -         24.014658        11.232224              -
         2.280                             -                  -                 -                -              -
         2.295                     21.125256                  -         23.954628        11.224412      16.136582
         2.300                     21.115093          21.280600         23.942019        11.217947      16.115189
         2.305                     21.104111                  -                 -                -              -
         2.310                     21.094716          21.259898         23.922462        11.207828      16.111682
         2.320                             -                  -         23.898083                -              -
         2.345                     21.023622                  -         23.841388                -              -
         2.350                     21.013589          21.178656         23.829405        11.164135      16.097040
         2.360                     20.996829          21.158429         23.808067        11.153374      16.093292
         2.370                     20.973071                  -                 -        11.141228      16.089693
         2.395                     20.922971                  -         23.729495        11.116836      16.079529
         2.400                     20.913164          21.076411                 -        11.109989      16.078333
         2.405                             -                  -                 -                -              -
         2.410                     20.892008          21.055166         23.692298        11.099612      16.074813
         2.420                             -                  -                 -                -              -
         2.445                     20.822018                  -         23.612958                -      16.062663
         2.450                     20.811935          20.975053         23.601037        11.058076      16.060833
         2.460                     20.791980          20.954970                 -        11.046825      16.057742
         2.470                     20.775478                  -                 -                -      16.053496
         2.495                             -          20.884638         23.498178        11.009124      16.044030



                        JNL/T. Rowe       JNL/T. Rowe         JNL/
                    Price Established    Price Mid-Cap   T. Rowe Price
                    Growth Portfolio    Growth Portfolio Value Portfolio
                    ------------------  ---------------- ---------------
                    ------------------  ---------------- ---------------
      M&E CLASS

       1.960                24.433566         31.718028       12.878581
       1.970                24.410440         31.686769       12.872522
       1.995                24.351326         31.608203       12.857336
       2.000                24.339761         31.595865       12.854317
       2.005                        -                 -               -
       2.010                24.316246         31.565615       12.848413
       2.020                24.292668         31.534895       12.842395
       2.045                24.234027         31.459273       12.827471
       2.050                24.222540         31.444169       12.824417
       2.060                24.199239         31.413741       12.818443
       2.070                24.174816         31.383538               -
       2.095                24.117509         31.307882       12.797398
       2.100                24.106074         31.293884       12.792434
       2.110                24.082930         31.263312       12.788475
       2.120                24.059457         31.232666       12.782609
       2.145                24.001852         31.157590       12.767736
       2.150                23.990435         31.142165       12.764710
       2.160                23.967030         31.112525       12.758744
       2.170                23.945395         31.082266       12.752737
       2.195                23.886484         31.007637       12.737835
       2.200                23.874566         30.993241       12.734930
       2.210                23.853842         30.962917       12.729021
       2.220                23.827740         30.932234       12.722444
       2.245                23.771639         30.858409       12.708191
       2.250                23.763488         30.865359       12.701425
       2.260                23.737415         30.814123       12.699281
       2.270                23.714256         30.784523       12.693257
       2.280                        -         30.752818               -
       2.295                23.657545         30.709304       12.678344
       2.300                23.646077         30.695468       12.675586
       2.305                23.633562         30.679541               -
       2.310                23.623296         30.666046       12.669498
       2.320                23.599190                 -       12.663042
       2.345                23.543506         30.562876       12.649033
       2.350                23.532335         30.548163       12.646043
       2.360                23.509566         30.518822       12.640150
       2.370                23.486685         30.489383       12.634263
       2.395                23.430462         30.416025       12.619514
       2.400                23.419278         30.400778       12.616449
       2.405                        -                 -               -
       2.410                23.396205         30.371350       12.610467
       2.420                        -                 -               -
       2.445                23.317919         30.269721       12.590062
       2.450                23.307481         30.253880       12.585518
       2.460                23.284232         30.225951       12.581857
       2.470                23.261842         30.195488       12.575166
       2.495                23.205390         30.123577       12.560728

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)

  The following is a summary of accumulation unit values as of December 31, 2004:

                                 JNL/             JNL/Select         JNL/Select          JNL/           JNL/
                           Select Balanced         Global           Large Cap        Select Money   Select Value
                              Portfolio       Growth Portfolio   Growth Portfolio   Market Portfolio  Portfolio
                          ------------------- ------------------ -----------------  --------------- --------------
                          ------------------- ------------------ -----------------  --------------- --------------
        M&E CLASS

         2.500                     20.710952                  -         23.487266        11.003927      16.042318
         2.505                             -                  -                 -                -              -
         2.510                     20.692021          20.854222         23.466153        10.993586      16.039169
         2.520                             -                  -                 -                -              -
         2.545                     20.623879                  -         23.388084        10.956256      16.025682
         2.550                     20.625305          20.773907         23.375909        10.949812      16.024675
         2.560                     20.592584                  -         23.352243        10.940478      16.020998
         2.570                             -                  -                 -                -              -
         2.595                     20.522055                  -                 -                -      16.011640
         2.600                     20.512638          20.673863         23.261523                -              -
         2.605                             -                  -                 -                -              -
         2.610                     20.493074          20.654663         23.239099        10.888173      16.003106
         2.620                             -                  -                 -        10.877497              -
         2.645                             -          20.584674                 -                -              -
         2.650                     20.415523                  -         23.151249        10.845997      15.988720
         2.660                     20.394862          20.554897         23.128174        10.835872      15.984799
         2.670                             -                  -                 -                -              -
         2.680                             -                  -                 -                -              -
         2.695                     20.326062                  -                 -                -      15.972177
         2.700                             -                  -                 -                -              -
         2.710                     20.296354          20.456433         23.017355        10.783148      15.966513
         2.720                             -                  -                 -                -              -
         2.745                     20.228409                  -         22.939977        10.747492      15.954778
         2.750                     20.219155          20.377389         22.929500                -      15.952097
         2.760                     20.198124          20.372880         22.912250        10.731209      15.949105
         2.770                             -                  -                 -                -              -
         2.795                             -                  -                 -                -              -
         2.800                     20.121841                  -                 -        10.690639      15.934798
         2.810                     20.102420                  -         22.796004        10.680146      15.931598
         2.820                             -                  -                 -                -              -
         2.845                     20.032409                  -                 -        10.643956      15.917117
         2.850                     20.025027                  -                 -                -      15.919083
         2.860                     20.004404                  -                 -                -      15.912007
         2.895                             -                  -                 -                -              -
         2.900                     19.928757                  -                 -        10.587397      15.897852
         2.910                     19.909601                  -         22.578523        10.577483      15.895403
         2.920                             -                  -                 -                -              -
         2.950                     19.832414                  -                 -                -      15.880577
         2.955                             -                  -                 -                -              -
         2.960                     19.812344                  -                 -        10.526341              -
         2.995                     19.746639                  -                 -                -              -
         3.000                     19.737415                  -                 -                -              -
         3.010                     19.717721          19.873296         22.361313                -      15.847617
         3.045                     19.651721                  -                 -                -              -
         3.050                             -                  -                 -                -              -
         3.060                     19.622693                  -                 -        10.425340      15.841279
         3.070                             -                  -                 -                -              -


                      JNL/T. Rowe       JNL/T. Rowe         JNL/
                  Price Established    Price Mid-Cap   T. Rowe Price
                  Growth Portfolio    Growth Portfolio Value Portfolio
                  ------------------  ---------------- ---------------
                  ------------------  ---------------- ---------------
      M&E CLASS

       2.500              23.194722         30.109754       12.557770
       2.505                      -                 -               -
       2.510              23.172300         30.080679       12.551967
       2.520                      -                 -               -
       2.545              23.094405         29.979895       12.531912
       2.550              23.092509         29.964934       12.534059
       2.560              23.061055         29.935911       12.522705
       2.570                      -                 -               -
       2.595              22.982037         29.838373       12.501954
       2.600              22.972281         29.820465       12.499199
       2.605                      -                 -               -
       2.610              22.950094         29.792164       12.493501
       2.620                      -                 -               -
       2.645                      -                 -               -
       2.650              22.861804         29.677573       12.470132
       2.660              22.838894         29.647997       12.464060
       2.670                      -                 -               -
       2.680                      -                 -               -
       2.695              22.762347         29.548374       12.444161
       2.700              22.752526         29.534254       12.440800
       2.710              22.729366         29.505616       12.434903
       2.720                      -                 -               -
       2.745              22.653414         29.407421       12.414886
       2.750              22.623245         29.392801       12.413674
       2.760              22.620877         29.363135       12.406267
       2.770                      -                 -       12.400276
       2.795                      -                 -       12.385135
       2.800              22.533642         29.251694       12.383123
       2.810              22.511856         29.223495       12.377385
       2.820                      -                 -               -
       2.845                      -         29.123733       12.356554
       2.850              22.431971         29.112974       12.358081
       2.860              22.402785         29.081108       12.347898
       2.895              22.327892         28.984513               -
       2.900              22.317751         28.971175       12.325513
       2.910              22.296085         28.943186       12.319730
       2.920                      -                 -               -
       2.950              22.209774         28.831154       12.296298
       2.955                      -                 -               -
       2.960                      -         28.801816       12.289986
       2.995              22.112980                 -               -
       3.000              22.102966                 -       12.267565
       3.010              22.081434         28.664559       12.261787
       3.045              22.007286         28.568602       12.241979
       3.050                      -                 -               -
       3.060              21.975104         28.527571       12.232929
       3.070                      -                 -               -

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)

  The following is a summary of accumulation unit values as of December 31, 2004:



                                 JNL/            JNL/Select         JNL/Select           JNL/           JNL/
                           Select Balanced         Global           Large Cap        Select Money   Select Value
                              Portfolio       Growth Portfolio   Growth Portfolio   Market Portfolio  Portfolio
                          ------------------- ------------------ -----------------  --------------- --------------
                          ------------------- ------------------ -----------------  --------------- --------------
        M&E CLASS

         3.095                             -                  -                 -                -              -
         3.100                     19.550992                  -         22.172246                -      15.830128
         3.110                             -                  -         22.146092                -              -
         3.145                     19.463567          19.616056                 -                -              -
         3.150                             -                  -                 -                -              -
         3.160                             -          19.587758                 -                -              -
         3.200                             -                  -                 -                -              -
         3.210                             -                  -         21.933995                -              -
         3.250                             -                  -                 -                -              -
         3.255                             -                  -                 -                -              -
         3.260                             -                  -                 -                -      15.770202
         3.270                             -                  -                 -                -              -
         3.310                             -                  -                 -                -              -
         3.350                             -                  -                 -                -              -
         3.400                             -                  -                 -        10.089300      15.720205
         3.410                             -                  -                 -                -              -
         3.450                             -                  -                 -                -              -
         3.460                             -                  -                 -                -              -
         3.500                             -                  -                 -                -              -
         3.510                             -                  -                 -                -              -
         3.560                             -                  -                 -                -              -
         3.600                             -                  -                 -                -              -
         3.610                             -                  -                 -                -              -
         3.650                             -                  -                 -                -              -
         3.660                             -                  -                 -                -              -
         3.700                             -                  -                 -                -      15.614300
         3.710                             -                  -                 -                -              -
         3.750                             -                  -                 -         9.754873              -
         3.760                             -                  -                 -                -              -
         3.800                     18.272679                  -                 -                -              -
         3.860                             -          18.310425                 -                -              -
         3.895                             -                  -                 -                -              -
         4.000                             -                  -                 -                -              -


 PERSPECTIVE
  Standard Benefit                 20.795587          18.960524         21.611593        11.989676      16.445186
   Maximum Anniversary
     Value Benefit                 12.902533          11.088324          9.889478         9.781087      16.408275
   Earnings Protection
     Benefits                      12.662619          11.080901          9.095281         9.776190      16.371278
   Combined Optional
     Benefits                      12.786547          11.073491         10.322686         9.720419      16.334486


                           JNL/T. Rowe        JNL/T. Rowe         JNL/
                        Price Established    Price Mid-Cap   T. Rowe Price
                        Growth Portfolio    Growth Portfolio Value Portfolio
                        ------------------  ---------------- ---------------
                        ------------------  ---------------- ---------------
       M&E CLASS

        3.095                           -                 -               -
        3.100                   21.892223         28.411530       12.209357
        3.110                           -         28.389321       12.204290
        3.145                           -         28.294223       12.185017
        3.150                           -                 -               -
        3.160                   21.764783         28.253565               -
        3.200                           -                 -               -
        3.210                           -                 -               -
        3.250                           -                 -               -
        3.255                           -                 -               -
        3.260                           -                 -               -
        3.270                           -                 -               -
        3.310                           -                 -               -
        3.350                           -                 -               -
        3.400                   21.266833         27.607147       12.040472
        3.410                           -                 -               -
        3.450                           -         27.474870       12.012629
        3.460                           -                 -               -
        3.500                           -                 -               -
        3.510                           -                 -               -
        3.560                           -                 -               -
        3.600                           -                 -               -
        3.610                   20.840862         27.053957       11.922999
        3.650                           -                 -       11.900897
        3.660                           -                 -               -
        3.700                           -                 -               -
        3.710                           -                 -               -
        3.750                           -                 -               -
        3.760                           -                 -               -
        3.800                           -                 -               -
        3.860                           -         26.410043               -
        3.895                           -                 -               -
        4.000                           -                 -               -


PERSPECTIVE
 Standard Benefit               22.189401         27.031121       13.380074
  Maximum Anniversary
    Value Benefit               10.718715         13.381887       12.173093
  Earnings Protection
    Benefits                    10.541865         12.536180       11.543659
  Combined Optional
    Benefits                    10.579255         12.955923       12.089916

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of accumulation units outstanding as of December 31, 2004:


                              Fifth         Fifth Third          Fifth         Fifth Third         JNL/              JNL/
                         Third Balanced    Disciplined Value Third Mid Cap    Quality Growth   AIM Large Cap     AIM Premier
                          VIP Portfolio    VIP Portfolio     VIP Portfolio    VIP Portfolio   Growth Portfolio Equity II Portfolio
                         ----------------  ---------------  ----------------  --------------  ---------------- -----------------
                         ----------------  ---------------  ----------------  --------------  ---------------- -----------------
 M&E CLASS

         1.000                         -                -                 -               -            31,112                 -
         1.100                         -                -                 -               -                 -                 -
         1.150                         -                -                 -               -           639,800                 -
         1.250                     2,714           69,820            32,766         127,371           138,035                 -
         1.300                         -                -                 -               -           283,073                 -
         1.350                         -                -                 -               -            42,026                 -
         1.395                         -                -                 -               -                 -                 -
         1.400                         -                -                 -               -           246,101                 -
         1.420                         -                -                 -               -                 -                 -
         1.450                         -                -                 -               -           127,915                 -
         1.500                     2,279            4,586             1,712           8,423           358,256                 -
         1.545                         -                -                 -               -            75,543                 -
         1.550                         -            1,956             1,210           4,008            13,466                 -
         1.560                         -                -                 -               -                 -                 -
         1.570                         -                -                 -               -            14,946                 -
         1.575                         -                -                 -               -                 -                 -
         1.600                     1,941           68,520            29,001         114,822           242,324                 -
         1.605                         -                -                 -               -                 -                 -
         1.630                         -                -                 -               -                 -                 -
         1.645                         -              615               262               -             1,143                 -
         1.650                       932            8,571             4,948          14,498           127,463                 -
         1.660                         -                -                 -               -                 -                 -
         1.670                         -                -                 -               -                82                 -
         1.695                         -                -                 -               -            31,964                 -
         1.700                       511            3,164             1,703           7,664           141,307                 -
         1.710                         -                -                 -               -           521,740                 -
         1.720                         -                -                 -               -             5,957                 -
         1.725                         -                -                 -               -                 -                 -
         1.745                         -                -                 -               -                 -                 -
         1.750                         -              605               268           1,303            90,684                 -
         1.760                         -            4,051             1,729           8,570                 -                 -
         1.795                         -                -                 -               -            11,209                 -
         1.800                         -            1,346               960           1,654           102,375                 -
         1.810                       428           13,339             4,987          14,177            54,354                 -
         1.820                         -                -                 -               -             1,469                 -
         1.825                         -                -                 -               -                 -                 -
         1.845                         -                -                 -               -            25,134                 -
         1.850                         -           16,271             6,972          34,034            28,396                 -
         1.860                         -                -                 -               -           205,838                 -
         1.870                         -                -                 -               -             2,377                 -
         1.895                         -                -                 -               -            50,046                 -
         1.900                         -            5,002             2,032          10,719            60,887                 -
         1.910                         -                -                 -               -                 -                 -
         1.920                         -                -                 -               -             1,997                 -
         1.945                         -                -                 -               -             5,081                 -
         1.950                         -            1,007               444           2,128            28,384                 -
         1.955                         -                -                 -               -                 -                 -


                        JNL/                                JNL/                            JNL/Eagle       JNL/FMR
                    AIM Small Cap       JNL/Alger      Alliance Capital JNL/Eagle Core      SmallCap        Balanced
                  Growth Portfolio    Growth Portfolio Growth Portfolio Equity Portfolio Equity Portfolio  Portfolio
                  ------------------  ---------------  ---------------- ---------------- --------------- ---------------
                  ------------------  ---------------  ---------------- ---------------- --------------- ---------------
M&E CLASS

        1.000                11,947                -                 -           14,480           5,805          64,483
        1.100                     -           17,320                 -                -           3,487               -
        1.150               396,158          241,196           214,485          345,613         216,498         837,195
        1.250               112,145           39,771            57,174           72,360          66,771         123,352
        1.300               163,897          130,856            98,313          182,045          92,211         582,036
        1.350                19,869                -                 -                -               -               -
        1.395                     -                -           176,282                -               -               -
        1.400               141,506          120,224           107,142          133,947          79,061         331,575
        1.420                     -                -                 -                -               -               -
        1.450                64,997           36,788            20,194           41,876          12,158         116,113
        1.500               187,197          119,713            87,036          201,640         103,984         325,340
        1.545                32,620           28,326            12,422           21,656          19,439          65,566
        1.550                15,248            9,570             5,128           11,582           3,274          70,072
        1.560                     -                -            42,878            2,037           1,769               -
        1.570                17,073            5,621             3,738            4,665           4,107           6,991
        1.575                     -                -                 -                -               -               -
        1.600               105,365          144,171            60,385           88,229          79,274         254,001
        1.605                     -                -                 -                -               -               -
        1.630                     -                -                 -              137               -               -
        1.645                 1,223              352               563            1,019             622             630
        1.650                67,825           38,898            21,666           54,786          45,116         110,134
        1.660                     -                -                 -                -           3,711               -
        1.670                 1,243              213                 -                -             499          26,922
        1.695                 8,806           40,690             6,659           13,912          14,530          38,408
        1.700                57,697           52,130            29,217           46,004          40,531         122,733
        1.710               252,679          251,087           159,599          265,234         165,210         357,235
        1.720                 3,558            9,705               385            8,890           2,693          24,440
        1.725                     -                -                 -                -               -               -
        1.745                     -                -                 -                -               -               -
        1.750                57,567           25,045            11,202           40,577          20,933          95,098
        1.760                 1,209                -                 -            5,838           3,645               -
        1.795                18,879           14,975             8,725            7,448          10,686          21,050
        1.800                28,695           29,938            23,972           23,335          16,753         101,845
        1.810                35,019           21,821            15,986           30,213          35,574          80,785
        1.820                 9,382            7,385                 -            1,933             497           1,750
        1.825                     -                -                 -                -               -               -
        1.845                28,636           16,157               960           11,568           6,889          37,336
        1.850                13,601            4,544             4,574           13,668          10,999          16,637
        1.860               121,925           80,854           124,827           94,796          60,486         208,797
        1.870                     -               75                 -                -               -             143
        1.895                24,130           19,296             6,135           17,073          25,500          69,675
        1.900                25,977           26,466            13,423           55,533          23,036          65,544
        1.910                     -                -                 -                -               -               -
        1.920                     -            2,618             4,557              437           2,306           3,867
        1.945                   455            5,109                 -                -             272          10,496
        1.950                39,133            7,887            13,518           17,532          15,144          36,408
        1.955                     -                -                 -                -               -               -

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of accumulation units outstanding as of December 31, 2004:


                              Fifth          Fifth Third         Fifth          Fifth Third        JNL/              JNL/
                         Third Balanced    Disciplined Value Third Mid Cap    Quality Growth   AIM Large Cap     AIM Premier
                          VIP Portfolio    VIP Portfolio     VIP Portfolio    VIP Portfolio   Growth Portfolio Equity II Portfolio
                         ----------------  ---------------  ----------------  --------------  ---------------- -----------------
                         ----------------  ---------------  ----------------  --------------  ---------------- -----------------
       M&E CLASS

         1.960                         -                -                 -               -           112,087                 -
         1.970                         -                -                 -               -                 -                 -
         1.995                         -                -                 -               -            15,361                 -
         2.000                         -                -                 -               -            30,781                 -
         2.005                         -                -                 -               -                 -                 -
         2.010                         -            4,391             1,828           9,524            59,103                 -
         2.020                         -                -                 -               -               474                 -
         2.045                         -                -                 -               -            11,041                 -
         2.050                         -            2,258               952           4,794            48,917                 -
         2.060                         -            5,665             2,408          12,197           130,999                 -
         2.070                         -                -                 -               -               552                 -
         2.095                         -                -                 -               -             9,888                 -
         2.100                         -            1,567               412           2,021             3,664                 -
         2.110                         -            1,255               543           2,730            27,259                 -
         2.120                         -                -                 -               -             1,346                 -
         2.145                         -                -                 -               -            19,483                 -
         2.150                         -            8,375             3,357          17,518            10,242                 -
         2.160                     1,286           14,177             6,496          29,200            54,913                 -
         2.170                         -                -                 -               -                 -                 -
         2.195                         -                -                 -               -             5,348                 -
         2.200                         -              330               124             705            10,515                 -
         2.210                         -            7,469             2,667          14,734            15,884                 -
         2.220                         -                -                 -               -             3,576                 -
         2.245                         -                -                 -               -             5,604                 -
         2.250                         -                -                 -               -             6,959                 -
         2.260                         -              399               354             483            99,055                 -
         2.270                         -                -                 -               -             1,291                 -
         2.280                         -                -                 -               -                 -                 -
         2.295                         -              442               199             958             6,925                 -
         2.300                         -            1,336               563           2,783            27,251                 -
         2.305                         -                -                 -               -                 -                 -
         2.310                         -                -                 -               -            24,115                 -
         2.320                         -                -                 -               -                 -                 -
         2.345                         -                -                 -               -             3,316                 -
         2.350                         -                -                 -               -               403                 -
         2.360                         -            1,389               581           2,875            49,600                 -
         2.370                         -                -                 -               -               904                 -
         2.395                         -                -                 -               -            17,138                 -
         2.400                         -            1,429               638           3,087                 -                 -
         2.405                         -                -                 -               -                 -                 -
         2.410                        47              452               188             913             5,949                 -
         2.420                         -                -                 -               -                 -                 -
         2.445                         -                -                 -               -             6,874                 -
         2.450                         -              260               108             421            13,953                 -
         2.460                         -            1,076               436           2,292            11,842                 -
         2.470                         -                -                 -               -             2,554                 -
         2.495                         -                -                 -               -               143                 -


                         JNL/                                JNL/                            JNL/Eagle       JNL/FMR
                     AIM Small Cap       JNL/Alger      Alliance Capital JNL/Eagle Core      SmallCap        Balanced
                   Growth Portfolio    Growth Portfolio Growth Portfolio Equity Portfolio Equity Portfolio  Portfolio
                   ------------------  ---------------  ---------------- ---------------- --------------- ---------------
                   ------------------  ---------------  ---------------- ---------------- --------------- ---------------
       M&E CLASS

         1.960                78,193           91,202            33,075           80,560          35,160         168,721
         1.970                   653              455                 -              274               -           1,025
         1.995                 3,421            3,962               723           11,084           4,662          20,930
         2.000                44,315           18,457            58,966            9,969          14,325          20,908
         2.005                     -                -                 -                -               -               -
         2.010                25,151            7,628            16,652            9,158          25,661          16,477
         2.020                     -              385                70              340           3,531           7,680
         2.045                 5,328            2,404             2,519              962           1,089          12,036
         2.050                21,051            7,941            14,405           26,222          17,793          35,210
         2.060                78,655           35,957             9,146           63,923          66,339         111,825
         2.070                   292                -                 -                -               -           1,136
         2.095                15,862            5,284             2,789            7,987           6,535          11,167
         2.100                 1,786            1,371             2,873            3,510           2,984           9,671
         2.110                 9,348            7,364             4,009            9,717           8,313          19,294
         2.120                     -            2,622                 -            1,877           1,846           6,406
         2.145                 6,893            3,186             7,782            4,722          10,215          34,204
         2.150                13,631           10,005             4,416           19,710          19,169          17,579
         2.160                26,073           22,254            16,930           29,270          31,614          70,555
         2.170                     -                -                 -                -               -           2,446
         2.195                 1,973            1,099             6,429            1,532           1,519           2,159
         2.200                 1,582              708             5,321            6,380           3,898          15,423
         2.210                 4,280            9,897             5,221           19,145          10,853          31,011
         2.220                   932              210                 -              427           1,621               -
         2.245                 2,749                -             1,803              315               -           1,844
         2.250                 1,471            1,331                 -            2,821           1,019           2,420
         2.260                26,428           11,174            22,195           35,097          51,333          66,686
         2.270                   876                -                 -                -               -             591
         2.280                     -                -                 -                -               -               -
         2.295                 2,492                -             9,256            6,782               -           4,640
         2.300                22,148            4,407            11,329           18,542          21,107          28,612
         2.305                     -                -                 -                -               -               -
         2.310                10,343            6,197             9,968            8,813           4,796          24,415
         2.320                     -                -                 -                -               -           3,487
         2.345                   443                -               869              761             119           3,374
         2.350                 3,250              895             8,505            4,309             354          11,433
         2.360                29,693            2,660             3,586           19,921           5,471          37,953
         2.370                     -               92                 -              255             552               -
         2.395                 8,038            4,749                 -            4,699           3,228           6,559
         2.400                   515                -                 -              245              93               -
         2.405                     -                -                 -                -               -               -
         2.410                 3,374              932               636           10,402           1,140          13,867
         2.420                     -                -                 -                -               -               -
         2.445                   720              715               891            3,355           2,437           1,653
         2.450                 8,359            3,801             2,541            9,260           3,587          28,361
         2.460                30,500            4,101               284           11,998             893          25,760
         2.470                   613            1,048                 -            2,900             154               -
         2.495                     -              675                 -              100           2,526               -

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of accumulation units outstanding as of December 31, 2004:

                              Fifth          Fifth Third         Fifth          Fifth Third        JNL/              JNL/
                         Third Balanced    Disciplined Value Third Mid Cap    Quality Growth   AIM Large Cap     AIM Premier
                          VIP Portfolio    VIP Portfolio     VIP Portfolio    VIP Portfolio   Growth Portfolio Equity II Portfolio
                         ----------------  ---------------  ----------------  --------------  ---------------- -----------------
                         ----------------  ---------------  ----------------  --------------  ---------------- -----------------
       M&E CLASS

         2.500                         -              852               367           1,752             1,161                 -
         2.505                         -                -                 -               -                 -                 -
         2.510                         -                -                 -               -            18,842                 -
         2.520                         -                -                 -               -                 -                 -
         2.545                         -              688               148           1,333               534                 -
         2.550                         -                -                 -               -            10,211                 -
         2.560                         -              309                 -               -             6,100                 -
         2.570                         -                -                 -               -                 -                 -
         2.595                         -                -                 -               -               376                 -
         2.600                         -                -                 -               -                 -                 -
         2.605                         -                -                 -               -                 -                 -
         2.610                         -            1,832               702           3,522            66,397                 -
         2.620                         -                -                 -               -                 -                 -
         2.645                         -                -                 -               -                 -                 -
         2.650                         -                -                 -               -               260                 -
         2.660                         -                -                 -               -             4,290                 -
         2.670                         -                -                 -               -                93                 -
         2.680                         -                -                 -               -                 -                 -
         2.695                         -                -                 -               -               524                 -
         2.700                         -                -                 -               -                 -                 -
         2.710                         -              596               243           1,184            12,707                 -
         2.720                         -                -                 -               -                 -                 -
         2.745                         -                -                 -               -             2,422                 -
         2.750                         -                -                 -               -               250                 -
         2.760                         -                -                 -               -             1,324                 -
         2.770                         -                -                 -               -                 -                 -
         2.795                         -                -                 -               -                 -                 -
         2.800                         -                -                 -               -             2,417                 -
         2.810                         -                -                 -               -             1,332                 -
         2.820                         -                -                 -               -                 -                 -
         2.845                         -                -                 -               -                 -                 -
         2.850                         -                -                 -               -             1,080                 -
         2.860                         -                -                 -               -             1,387                 -
         2.895                         -                -                 -               -                 -                 -
         2.900                         -                -                 -               -                 -                 -
         2.910                         -                -                 -               -             7,111                 -
         2.920                         -                -                 -               -                 -                 -
         2.950                         -                -                 -               -                 -                 -
         2.955                         -                -                 -               -                 -                 -
         2.960                         -                -                 -               -                 -                 -
         2.995                         -                -                 -               -                 -                 -
         3.000                         -                -                 -               -                 -                 -
         3.010                         -            1,474               609               -             7,376                 -
         3.045                         -                -                 -               -                 -                 -
         3.050                         -                -                 -               -                 -                 -
         3.060                         -                -                 -               -             3,076                 -
         3.070                         -                -                 -               -                 -                 -


                      JNL/                                JNL/                            JNL/Eagle       JNL/FMR
                  AIM Small Cap       JNL/Alger      Alliance Capital JNL/Eagle Core      SmallCap        Balanced
                Growth Portfolio    Growth Portfolio Growth Portfolio Equity Portfolio Equity Portfolio  Portfolio
                ------------------  ---------------  ---------------- ---------------- --------------- ---------------
     M&E CLASS  ------------------  ---------------  ---------------- ---------------- --------------- ---------------

       2.500
       2.505                2,732               86             2,580            3,120             164             147
       2.510                    -                -                 -                -               -               -
       2.520               15,554            6,325             3,070            1,887           7,016           6,426
       2.545                    -                -                 -              371               -               -
       2.550                3,365                -                 -                -             163             745
       2.560                3,377            2,433               974              563             400           1,834
       2.570                1,365            3,202             3,452            7,999           2,929           9,817
       2.595                    -                -                 -                -               -               -
       2.600                    -                -                 -            1,792               -               -
       2.605                    -                -                 -              254               -           4,225
       2.610                    -                -                 -                -               -               -
       2.620                6,260            8,361             4,115           11,226           7,933          37,952
       2.645                    -                -                 -                -               -               -
       2.650                    -                -                 -                -               -               -
       2.660               13,200              462                 -            5,548           5,378          11,654
       2.670                9,364            3,829             2,825            3,476           6,396           7,870
       2.680                    -                -                 -                -               -               -
       2.695                    -                -                 -                -               -               -
       2.700                    -              351                 -              725             360               -
       2.710                1,904                -                 -                -               -               -
       2.720                  960            1,200             4,080            3,917           6,323           5,475
       2.745                    -                -                 -                -               -               -
       2.750                  552               84             2,559            2,696           1,664               -
       2.760                    -            1,098                 -                -               -              55
       2.770                  161               30               345              391             708           1,370
       2.795                    -                -                 -                -               -               -
       2.800                    -                -                 -                -               -               -
       2.810                1,813              262                 -            3,338             377           4,422
       2.820                1,394            1,778             1,182                -           1,787           2,371
       2.845                    -                -                 -                -               -               -
       2.850                    -            1,243                 -                -           1,473               -
       2.860                  503               96                 -                -               -             147
       2.895                  521                -               630                -             298           1,048
       2.900                    -                -                 -                -               -               -
       2.910                    -              169                 -                -           4,126             265
       2.920                2,039            2,213               968            1,540             783           2,025
       2.950                    -                -                 -                -               -               -
       2.955                    -                -                 -                -               -               -
       2.960                    -                -                 -                -               -               -
       2.995                    -                -                 -                -               -               -
       3.000                    -                -                 -                -               -               -
       3.010                    -                -                 -                -               -           2,332
       3.045                5,152            3,634               275              789           1,064           7,017
       3.050                  521                -                 -                -               -           3,249
       3.060                    -                -                 -                -               -               -
       3.070                  646              511             1,914                -               -           4,093
                                -                -                 -                -               -               -

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of accumulation units outstanding as of December 31, 2004:


                              Fifth         Fifth Third          Fifth         Fifth Third         JNL/              JNL/
                         Third Balanced    Disciplined Value Third Mid Cap    Quality Growth   AIM Large Cap     AIM Premier
                          VIP Portfolio    VIP Portfolio     VIP Portfolio    VIP Portfolio   Growth Portfolio Equity II Portfolio
                         ----------------  ---------------  ----------------  --------------  ---------------- -----------------
                         ----------------  ---------------  ----------------  --------------  ---------------- -----------------
       M&E CLASS

         3.095                         -                -                 -               -                 -                 -
         3.100                         -                -                 -               -                 -                 -
         3.110                         -                -                 -               -                 -                 -
         3.145                         -                -                 -               -                 -                 -
         3.150                         -                -                 -               -                 -                 -
         3.160                         -                -                 -               -                 -                 -
         3.200                         -                -                 -               -                 -                 -
         3.210                         -                -                 -               -                 -                 -
         3.250                         -                -                 -               -                 -                 -
         3.255                         -                -                 -               -                 -                 -
         3.260                         -                -                 -               -                 -                 -
         3.270                         -                -                 -               -                 -                 -
         3.310                         -                -                 -               -                 -                 -
         3.350                         -                -                 -               -                 -                 -
         3.400                         -                -                 -               -                 -                 -
         3.410                         -              575               250           1,253               947                 -
         3.450                         -                -                 -               -                 -                 -
         3.460                         -                -                 -               -                 -                 -
         3.500                         -                -                 -               -                 -                 -
         3.510                         -                -                 -               -                 -                 -
         3.560                         -                -                 -               -                 -                 -
         3.600                         -                -                 -               -                 -                 -
         3.610                         -                -                 -               -                 -                 -
         3.650                         -                -                 -               -                 -                 -
         3.660                         -                -                 -               -                 -                 -
         3.700                         -                -                 -               -                 -                 -
         3.710                         -                -                 -               -                 -                 -
         3.750                         -                -                 -               -                 -                 -
         3.760                         -                -                 -               -                 -                 -
         3.800                         -                -                 -               -                 -                 -
         3.860                         -                -                 -               -                 -                 -
         3.895                         -                -                 -               -                 -                 -
         4.000                         -                -                 -               -                 -                 -


 PERSPECTIVE
  Standard Benefit                     -                -                 -               -           949,950                 -
   Maximum Anniversary
     Value Benefit                     -                -                 -               -            15,487                 -
   Earnings Protection
     Benefits                          -                -                 -               -             4,874                 -
   Combined Optional
     Benefits                          -                -                 -               -             2,731                 -
                         ----------------  ---------------  ----------------  --------------  ---------------- -----------------
                         ----------------  ---------------  ----------------  --------------  ---------------- -----------------

         Total                    10,138          257,449           113,167         465,650         5,689,052                 -
                         ================  ===============  ================  ==============  ================ =================


                                JNL/                                JNL/                           JNL/Eagle        JNL/FMR
                         T  AIM Small Cap       JNL/Alger      Alliance Capital JNL/Eagle Core      SmallCap        Balanced
                          Growth Portfolio    Growth Portfolio Growth Portfolio Equity Portfolio Equity Portfolio  Portfolio
                         -------------------  ---------------  ---------------- ---------------- --------------- ---------------
                         -------------------  ---------------  ---------------- ---------------- --------------- ---------------
       M&E CLASS

         3.095                            -                -                 -                -               -               -
         3.100                            -                -                 -                -               -               -
         3.110                            -                -                 -                -             112               -
         3.145                          914                -                 -              682               -               -
         3.150                            -                -                 -                -               -               -
         3.160                            -                -                 -                -               -           3,961
         3.200                            -                -                 -                -               -               -
         3.210                            -                -                 -                -               -               -
         3.250                            -                -                 -                -               -               -
         3.255                            -                -                 -                -               -               -
         3.260                            -                -                 -                -               -               -
         3.270                            -                -                 -                -               -               -
         3.310                            -                -                 -                -               -               -
         3.350                            -                -                 -                -               -               -
         3.400                            -                -                 -                -               -               -
         3.410                          202                -                 -                -               -               -
         3.450                            -                -                 -                -               -               -
         3.460                            -                -                 -                -               -               -
         3.500                            -                -                 -                -               -               -
         3.510                            -                -                 -                -               -               -
         3.560                            -                -                 -                -               -               -
         3.600                            -                -                 -                -               -               -
         3.610                            -                -                 -                -               -               -
         3.650                            -                -                 -                -               -               -
         3.660                            -                -                 -                -               -               -
         3.700                            -                -                 -                -               -               -
         3.710                            -                -                 -                -               -               -
         3.750                            -                -                 -                -               -               -
         3.760                            -                -                 -                -               -               -
         3.800                            -                -                 -                -               -               -
         3.860                            -                -                 -                -               -               -
         3.895                            -                -                 -                -               -               -
         4.000                            -                -                 -                -               -               -


 PERSPECTIVE
  Standard Benefit                  652,792        7,551,777         2,460,605        2,665,394       3,247,745       4,336,376
   Maximum Anniversary
     Value Benefit                    6,474           21,856            31,429           10,149           8,211          33,440
   Earnings Protection
     Benefits                         3,758           31,438            20,379           19,538          13,962          33,894
   Combined Optional
     Benefits                           702            1,393               650              367           1,158           3,678
                         -------------------  ---------------  ---------------- ---------------- --------------- ---------------
                         -------------------  ---------------  ---------------- ---------------- --------------- ---------------

         Total                    3,293,317        9,467,800         4,136,366        5,023,169       4,879,936       9,610,063
                         ===================  ===============  ================ ================ =============== ===============

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of accumulation units outstanding as of December 31, 2004:


                            JNL/FMR        JNL/JPMorgan      JNL/Lazard       JNL/Lazard                       JNL/MCM
                            Capital       International        Mid Cap         Small Cap         JNL/MCM        Bond Index
                        Growth Portfolio  Value Portfolio  Value Portfolio  Value Portfolio    25 Portfolio     Portfolio
                        ----------------  ---------------  ---------------- ----------------  --------------- ---------------
                        ----------------  ---------------  ---------------- ----------------  --------------- ---------------
 M&E CLASS

        1.000                     1,922           16,875                 -            4,579          169,648          45,833
        1.100                         -            1,900                 -                -           61,962               -
        1.150                    96,995          605,767           717,624          859,863        4,954,942       1,066,599
        1.250                    27,402          214,758           162,971          167,819        1,634,795         357,587
        1.300                    35,281          218,930           342,636          311,220        1,066,272         488,787
        1.350                         -                -                 -           27,018           61,901           4,801
        1.395                         -                -                 -                -                -               -
        1.400                    33,878          219,805           272,385          229,972          874,067         264,142
        1.420                         -                -                 -                -            6,305               -
        1.450                    11,052           28,640            92,065          103,321          502,570         197,577
        1.500                    37,715          276,095           321,622          315,804        2,756,404         760,820
        1.545                    20,795           46,378            65,983           61,703          492,656          65,895
        1.550                    17,739           22,823            18,403           15,072          309,701         128,554
        1.560                         -           43,379                 -                -           56,702               -
        1.570                     2,555           22,966            13,387           22,928           90,007          25,791
        1.575                         -                -                 -                -                -               -
        1.600                    20,731          373,241           231,704          257,657        1,790,512         898,651
        1.605                         -                -                 -                -            2,011               -
        1.630                         -              243               143                -            1,532               -
        1.645                     2,799            1,208             2,685            1,884           45,814           3,549
        1.650                    21,896           69,470           167,463          270,395        1,175,516         203,069
        1.660                         -           27,404                 -                -           15,652               -
        1.670                     1,819            1,830             1,358              346           32,401           5,022
        1.695                     3,260           80,872            23,906           29,275          158,695          62,777
        1.700                    25,577          106,887           119,255          114,511          737,334         280,223
        1.710                    50,921          423,661           519,863          610,104        2,192,073         663,190
        1.720                     1,450            1,266            15,742           11,301           25,283           8,420
        1.725                         -                -                 -                -                -               -
        1.745                         -                -               749                -            1,070               -
        1.750                     9,430           72,948            80,405           89,046          523,598         136,053
        1.760                       460                -             4,547            2,732           50,794          14,405
        1.795                     3,066           14,514            13,424           15,420           85,407           2,529
        1.800                    12,251           52,895           111,692           50,645          712,622         163,380
        1.810                    15,518           89,720           110,737           61,272          801,298         162,753
        1.820                         -            2,469            13,722           16,659            9,471           8,137
        1.825                         -                -                 -                -                -               -
        1.845                     1,910           35,140            34,918           41,085          157,763          36,738
        1.850                     1,005           34,490            27,691           22,243          299,178          97,856
        1.860                    24,705          145,976           325,666          233,561          805,224         552,371
        1.870                         -            5,263             2,648                -           33,377             869
        1.895                     1,969           37,855            34,350           59,461          160,540          26,614
        1.900                     5,236           51,761            79,068           59,971          416,456         197,804
        1.910                         -                -                 -                -           46,664               -
        1.920                         -            7,592            11,782            7,295           62,704          19,992
        1.945                     1,847            8,643             7,386            2,799           41,847           7,595
        1.950                     2,007           61,880            32,188           42,273          259,331         172,436
        1.955                         -                -                 -                -            5,263             682


                                                                               JNL/MCM
                      JNL/MCM             JNL/MCM           JNL/MCM          Enhanced          JNL/MCM          JNL/MCM
                   Communications     Consumer Brands        Energy        S&P 500 Stock      Financial          Global
                  Sector Portfolio    Sector Portfolio  Sector Portfolio  Index Portfolio   Sector Portfolio  15 Portfolio
                 -------------------  ----------------- ----------------- ----------------  ---------------  ---------------
                 -------------------  ----------------- ----------------- ----------------  ---------------  ---------------
 M&E CLASS

        1.000                     -                  -                 -           31,825                -          171,645
        1.100                 4,300                  -             2,241                -                -           63,812
        1.150               134,601             28,782           136,401          860,371           27,211        4,943,228
        1.250                61,451             15,934           101,113          179,865           26,954        1,823,324
        1.300                21,120              6,544            75,740          381,820           20,876        1,016,476
        1.350                     -                  -                 -                -                -           67,141
        1.395                     -                  -                 -                -                -                -
        1.400                28,114             16,521            64,155          250,867           28,445          830,965
        1.420                     -                  -                 -                -                -            6,756
        1.450                 9,538             10,336            25,909           89,475           48,088          480,031
        1.500                85,003             24,567           145,329          315,293           75,068        2,805,895
        1.545                26,260              1,401            22,442           95,963              703          332,195
        1.550                19,760              4,606            16,382           22,337           51,143          315,690
        1.560                     -                  -             1,774                -                -           57,478
        1.570                     -                  -             3,763            9,355            1,402           78,259
        1.575                     -                  -                 -                -                -                -
        1.600               113,500             22,700            75,121          295,549           42,842        1,855,241
        1.605                     -                  -                 -                -                -            2,092
        1.630                     -                  -                71                -                -            1,557
        1.645                     -                  -             2,974            4,374                -           53,326
        1.650                11,989                424            26,804          120,825           11,794        1,157,677
        1.660                     -                  -                 -                -                -           15,827
        1.670                     -                 30               500                -                -           28,490
        1.695                   885              1,461             9,011           52,783            5,843          143,946
        1.700                33,777             35,742            88,964          172,443           46,388          659,734
        1.710               218,541             23,442           247,879        1,125,896           45,061        2,219,288
        1.720                     -                716             2,447           24,272                -           26,003
        1.725                     -                  -                 -                -                -                -
        1.745                 2,801                  -               735                -                -            1,088
        1.750                 3,322              3,596            10,840           52,090            6,497          500,886
        1.760                     -                  -               543                -                -           52,508
        1.795                   749                  -               308           26,441            2,827           85,749
        1.800                10,043              3,959            31,750          118,332           23,352          704,280
        1.810                22,914             35,115            56,908          198,084           18,573          761,347
        1.820                     -                  -                 -            5,965                -            6,759
        1.825                     -                  -                 -                -                -                -
        1.845                     -              3,843             7,933           18,787              240          131,974
        1.850                 3,814                193            16,972           88,210           20,930          312,483
        1.860                15,024              2,506            44,526          264,467           33,670          797,216
        1.870                     -                395             4,316                -              358           24,058
        1.895                39,457              7,560            41,316           18,447           13,597          123,017
        1.900                12,199                652            11,018           69,992           10,142          373,997
        1.910                     -                  -                 -                -                -           20,463
        1.920                 6,413                691             7,424            5,716            2,035           58,327
        1.945                     -                  -             5,497           27,931            1,753           18,646
        1.950                13,269                 55            19,816          154,567           19,412          230,867
        1.955                     -                  -                 -              345                -            5,440


JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of accumulation units outstanding as of December 31, 2004:


                             JNL/FMR        JNL/JPMorgan      JNL/Lazard       JNL/Lazard                       JNL/MCM
                            Capital       International        Mid Cap         Small Cap         JNL/MCM        Bond Index
                        Growth Portfolio  Value Portfolio  Value Portfolio  Value Portfolio    25 Portfolio     Portfolio
                        ----------------  ---------------  ---------------- ----------------  --------------- ---------------
                        ----------------  ---------------  ---------------- ----------------  --------------- ---------------
       M&E CLASS

        1.960                    26,174          198,111           168,123          179,997          729,545         136,472
        1.970                         -                -               789                -           43,322           1,798
        1.995                     1,317           22,422            19,354           18,141           73,170          44,164
        2.000                     6,867           33,571            45,964           44,051          229,403          58,462
        2.005                         -                -                 -                -                -               -
        2.010                     5,417           28,527            45,879           51,632          222,286          70,818
        2.020                     3,318           11,127             5,912            5,359           30,682          17,302
        2.045                     2,575            3,389            10,405            7,187           81,191          16,926
        2.050                     3,823          125,519            55,648           55,269          373,732          85,823
        2.060                     3,065          155,593           115,905          133,919          989,365         324,772
        2.070                       545                -                 -              756            8,223          10,850
        2.095                       782           26,535            19,586           29,887           36,601          13,757
        2.100                       320           53,013            10,564           16,296           95,941          45,266
        2.110                     2,243           18,692            27,176           24,662           79,152         138,981
        2.120                         -            1,925             3,900            3,945           11,762           1,096
        2.145                     6,118            4,168            24,565           22,096           57,477           9,577
        2.150                     1,139           51,331            40,654           35,773          153,407          86,781
        2.160                    12,908          124,915            97,713           81,254          506,640         370,277
        2.170                         -                -                 -            2,023            7,192             845
        2.195                         -              251             6,644            5,741           28,233           6,662
        2.200                     2,465           13,355            12,593            8,677           99,654          25,258
        2.210                       714           68,114            36,721           37,435          322,591          72,568
        2.220                       106            1,505               995            2,036            4,253           4,034
        2.245                         -            2,433             2,931            2,262            8,874           4,178
        2.250                       170           28,402             8,978           11,891          147,875          37,750
        2.260                    12,164          101,798           152,664           94,577          384,091         123,908
        2.270                       422                -               251              795            5,047           1,041
        2.280                         -                -                 -                -              124               -
        2.295                         -           16,384            12,247            8,273           25,017           8,911
        2.300                     1,955           86,655            55,009           53,831          251,523          87,124
        2.305                         -                -                 -                -            1,415           2,165
        2.310                     6,079           29,301            33,246           18,574          249,722          68,677
        2.320                         -                -               972            1,144            6,055             357
        2.345                         -            1,304             3,256            2,710           18,645          10,900
        2.350                       199            6,230             1,958            2,221           46,475           2,362
        2.360                     6,746           29,686            61,383           48,929          321,580          53,254
        2.370                         -                -               567              654              311               -
        2.395                         -            8,103            14,873            8,401           44,225           3,618
        2.400                         -              696             1,460              756           13,767             876
        2.405                         -                -                 -                -                -               -
        2.410                       728            9,974            10,072            9,366          108,988          49,884
        2.420                         -                -                 -                -                -             651
        2.445                     2,583                -             4,297            2,020           20,487           8,591
        2.450                     3,838           11,518            27,205           30,910          150,987          21,024
        2.460                     6,227           29,679            36,642           31,204          189,376          72,939
        2.470                         -                -                 -                -            4,406           2,082
        2.495                         -            8,486               667            5,137            3,594           3,801



                                                                                   JNL/MCM
                          JNL/MCM             JNL/MCM           JNL/MCM          Enhanced          JNL/MCM          JNL/MCM
                       Communications     Consumer Brands        Energy        S&P 500 Stock      Financial          Global
                      Sector Portfolio    Sector Portfolio  Sector Portfolio  Index Portfolio   Sector Portfolio  15 Portfolio
                     -------------------  ----------------- ----------------- ----------------  ---------------  ---------------
                     -------------------  ----------------- ----------------- ----------------  ---------------  ---------------
       M&E CLASS

        1.960                     8,822             14,004            24,200           80,240           12,804          700,411
        1.970                         -                  -               953                -                -            7,319
        1.995                    11,544                945             4,181           13,578            1,841           52,000
        2.000                     1,385              6,584            52,144           37,638           25,069          183,115
        2.005                         -                  -                 -                -                -                -
        2.010                         -              1,540            13,789           33,541              250          187,036
        2.020                       299              1,271             5,904            5,609              677           30,481
        2.045                         -                  -             4,980           13,075                -           65,763
        2.050                     6,922              2,288            16,320           36,280           11,500          365,664
        2.060                   140,210             24,810            87,465           66,907           58,020          945,145
        2.070                         -                  -               599              504                -            8,350
        2.095                     5,372                  -             2,178            7,762            1,998           31,454
        2.100                    12,514              3,343             5,959           16,235            3,365          109,275
        2.110                     3,705              3,522             9,603           46,467            3,160           74,484
        2.120                         -                  -             3,280              761                -            6,615
        2.145                         -                296               547            7,849              834           55,682
        2.150                    10,141              3,875            11,178           68,491            7,604          154,083
        2.160                    66,431             28,299            51,189          122,047           35,004          523,936
        2.170                         -                  -               776              733                -            8,736
        2.195                         -                  -             3,042            3,850                -           22,226
        2.200                     5,148                  -             5,914            2,127              653           99,188
        2.210                     9,595              3,949            12,629           26,404            4,538          314,770
        2.220                         -                  -               802                -              995            6,604
        2.245                         -                  -               556            4,392                -           14,068
        2.250                         -                  -               103            6,267                -          146,868
        2.260                     7,222              5,945            43,813           70,352           17,838          354,121
        2.270                         -                  -                 -            4,705                -            5,450
        2.280                         -                  -                55                -                -               87
        2.295                     4,536                  -               122            4,203                -           23,832
        2.300                     5,302                382            10,940           45,114              118          260,269
        2.305                         -                  -                 -                -                -            1,731
        2.310                     1,937                  -             9,490           43,187            1,663          254,514
        2.320                     9,635                  -               156                -                -           10,284
        2.345                         -                  -               790            1,275              113           20,107
        2.350                         -                  -             5,477           15,760            1,122           46,909
        2.360                     5,801              2,038            17,509            5,677            4,167          320,066
        2.370                         -                  -                 -              232                -              436
        2.395                         -                  -             1,827            4,223              320           32,227
        2.400                         -                  -                34                -               24           15,254
        2.405                         -                  -                 -                -                -                -
        2.410                         -                286             1,953            1,490              961          119,294
        2.420                         -                  -                 -                -                -                -
        2.445                         -                  -                 -                -                -           26,304
        2.450                    15,627                  -             5,125           22,014            1,597          154,898
        2.460                   260,697             12,013            13,872           25,971            6,270          191,019
        2.470                         -                  -                 -           14,262                -            4,950
        2.495                         -                  -             4,792                -            2,370            8,175

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of accumulation units outstanding as of December 31, 2004:


                             JNL/FMR        JNL/JPMorgan      JNL/Lazard      JNL/Lazard                        JNL/MCM
                            Capital       International        Mid Cap         Small Cap         JNL/MCM        Bond Index
                        Growth Portfolio  Value Portfolio  Value Portfolio  Value Portfolio    25 Portfolio     Portfolio
                        ----------------  ---------------  ---------------- ----------------  --------------- ---------------
                        ----------------  ---------------  ---------------- ----------------  --------------- ---------------
       M&E CLASS

        2.500                         -            2,654             4,166            3,681           19,149             189
        2.505                         -                -                 -                -            1,324               -
        2.510                       709           31,206            15,984           18,025          102,231          11,895
        2.520                         -                -                 -                -                -               -
        2.545                       168            1,608             4,057            2,905            3,176           9,240
        2.550                     2,145            2,633            10,751           10,303           62,987           3,314
        2.560                     1,637           10,267             5,334           26,528          156,201          44,508
        2.570                         -                -                 -                -                -           4,526
        2.595                         -              628                 -                -            2,728               -
        2.600                         -                -             3,281              441           10,599           3,649
        2.605                         -                -                 -                -              536               -
        2.610                     2,542           40,243            48,007           34,598          288,044          79,764
        2.620                         -                -                 -                -            1,482               -
        2.645                         -                -                 -                -           16,173           6,458
        2.650                       613           22,665             9,926            9,359           48,134           6,660
        2.660                       921           52,480            12,058           11,015          205,946          16,168
        2.670                         -                -                 -                -            7,166               -
        2.680                         -                -                 -                -            3,062               -
        2.695                         -                -               284               57            7,162               -
        2.700                         -                -                 -                -            1,865             192
        2.710                       954           24,859             6,988            6,076           65,387          30,374
        2.720                         -                -                 -                -                -               -
        2.745                         -            6,316             2,551            6,503           10,433             225
        2.750                        30              862             1,966            2,563            5,396              75
        2.760                       121              646             3,492              316           22,953           1,774
        2.770                         -                -               573                -                -               -
        2.795                         -              778                 -              550              109             763
        2.800                       358            1,278             2,498            2,101            1,894           7,821
        2.810                         -            2,264               952            7,161           11,370           2,205
        2.820                         -                -                 -                -                -               -
        2.845                         -                -             1,251                -                -               -
        2.850                         -              756               472              543            9,117             155
        2.860                         -              449             1,220            1,786           29,715           1,268
        2.895                         -                -                 -                -            1,654               -
        2.900                       149                -             4,724            1,638           10,112          24,036
        2.910                       504            7,490             5,034            6,737           18,743           6,180
        2.920                         -                -                 -                -                -               -
        2.950                         -                -                 -                -                -               -
        2.955                         -                -                 -                -              138               -
        2.960                         -              529                 -                -            6,349           1,058
        2.995                         -                -                 -                -                -               -
        3.000                         -                -                 -                -                -               -
        3.010                         -            3,444             7,224            4,538           19,404          12,854
        3.045                         -                -                 -                -              978               -
        3.050                         -                -                 -                -                -               -
        3.060                       288                -             2,500            2,401           17,519             490
        3.070                         -                -                 -                -                -               -


                                                                                 JNL/MCM
                        JNL/MCM             JNL/MCM           JNL/MCM          Enhanced          JNL/MCM          JNL/MCM
                     Communications     Consumer Brands        Energy        S&P 500 Stock      Financial          Global
                    Sector Portfolio    Sector Portfolio  Sector Portfolio  Index Portfolio   Sector Portfolio  15 Portfolio
                   -------------------  ----------------- ----------------- ----------------  ---------------  ---------------
                   -------------------  ----------------- ----------------- ----------------  ---------------  ---------------
       M&E CLASS

        2.500                       -                  -               798            2,131              124           21,014
        2.505                       -                  -                 -                -                -            1,356
        2.510                     243              2,493            28,006            7,750           28,651           73,824
        2.520                       -                  -                 -                -                -                -
        2.545                       -                  -             2,861                -            2,164            6,374
        2.550                      54                  -             3,018            2,201                -           41,178
        2.560                       -                  -               482            5,426            2,911           98,869
        2.570                       -                  -                 -                -                -                -
        2.595                       -                  -             1,264            1,738                -            1,611
        2.600                       -                  -             3,939              416                -           16,758
        2.605                       -                  -                 -                -                -              576
        2.610                  89,770              6,163            55,712           45,510           21,166          258,383
        2.620                       -                  -               278                -                -            1,618
        2.645                       -                  -                 -                -                -           16,205
        2.650                  20,843                395            11,585              821           10,466           46,534
        2.660                  18,282              3,412            11,529            4,098            2,126           76,190
        2.670                       -                  -                 -                -                -            7,593
        2.680                       -                  -                 -                -                -            3,323
        2.695                   1,290                545               343                -              480            8,082
        2.700                       -                  -                 -            3,348                -            1,897
        2.710                   2,643              1,044             8,278           24,330           12,211           71,615
        2.720                       -                  -                 -                -                -                -
        2.745                       -                  -             7,011            6,453            1,582           10,528
        2.750                       -                  -               450                -              709            4,617
        2.760                       -              1,151             4,639                -              913           29,664
        2.770                       -                  -                 -            3,752                -                -
        2.795                       -                451             1,171                -                -              509
        2.800                       -                  -             1,697           17,692            1,639            1,914
        2.810                       -                  -            10,927            1,476                -           11,265
        2.820                       -                  -                 -                -                -                -
        2.845                       -                  -                 -                -                -              206
        2.850                       -                  -                 -               60                -            2,225
        2.860                       -                  -             1,164                -              380           33,137
        2.895                       -                  -             2,666                -            3,349            3,267
        2.900                       -                  -             4,235                -                -           11,194
        2.910                   2,093                  -             9,848            6,887            4,188           32,523
        2.920                       -                  -                 -                -                -                -
        2.950                       -                  -                 -                -                -                -
        2.955                       -                  -                 -                -                -              147
        2.960                       -              1,023             1,239                -                -            6,859
        2.995                       -                  -                 -                -                -                -
        3.000                       -                  -                 -                -                -                -
        3.010                       -              7,862             1,989            1,019            8,517           18,359
        3.045                       -                  -               504                -              671            1,003
        3.050                       -                  -                 -                -                -                -
        3.060                       -                996               442                -              408           17,885
        3.070                       -                  -                 -                -                -                -

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of accumulation units outstanding as of December 31, 2004:


                            JNL/FMR        JNL/JPMorgan      JNL/Lazard       JNL/Lazard                         JNL/MCM
                            Capital       International        Mid Cap         Small Cap         JNL/MCM        Bond Index
                        Growth Portfolio  Value Portfolio  Value Portfolio  Value Portfolio    25 Portfolio     Portfolio
                        ----------------  ---------------  ---------------- ----------------  --------------- ---------------
                        ----------------  ---------------  ---------------- ----------------  --------------- ---------------
       M&E CLASS

        3.095                         -                -                 -                -                -               -
        3.100                         -                -                 -                -                -               -
        3.110                         -              206               751              438            3,061               -
        3.145                         -                -               336                -                -               -
        3.150                         -                -                 -                -                -               -
        3.160                         -                -                 -                -            2,655           5,109
        3.200                         -                -                 -                -            3,727               -
        3.210                         -                -                 -                -                -               -
        3.250                         -                -                 -                -                -               -
        3.255                         -                -                 -                -            2,113               -
        3.260                         -                -                 -                -            2,145               -
        3.270                         -                -                 -                -                -               -
        3.310                         -                -                 -                -              182               -
        3.350                         -                -                 -                -                -               -
        3.400                         -                -                 -                -                -               -
        3.410                         -                -               242              176              148               -
        3.450                         -                -                 -                -                -               -
        3.460                         -                -                 -                -                -               -
        3.500                         -                -                 -                -                -               -
        3.510                         -                -                 -                -                -               -
        3.560                         -                -                 -                -                -           5,075
        3.600                         -                -                 -                -                -               -
        3.610                         -                -                 -                -                -               -
        3.650                         -                -                 -                -                -               -
        3.660                         -                -                 -                -                -               -
        3.700                         -                -                 -                -                -               -
        3.710                         -                -                 -                -                -               -
        3.750                         -                -                 -                -                -               -
        3.760                         -                -                 -                -                -               -
        3.800                         -                -                 -                -                -               -
        3.860                         -                -                 -                -                -               -
        3.895                         -                -                 -                -                -               -
        4.000                         -                -                 -                -              675               -


 PERSPECTIVE
  Standard Benefit            7,525,467        1,316,981         2,937,921        2,444,450        3,562,666         591,854
   Maximum Anniversary
     Value Benefit                6,246                -            14,075            2,881            9,328           4,572
   Earnings Protection
     Benefits                    18,998            1,559             5,025            7,864           82,855           1,033
   Combined Optional
     Benefits                       172            4,482               495            2,841                -           4,103
                        ----------------  ---------------  ---------------- ----------------  --------------- ---------------
                        ----------------  ---------------  ---------------- ----------------  --------------- ---------------

         Total                8,176,220        6,275,539         8,272,074        7,837,500       34,712,559      10,125,670
                        ================  ===============  ================ ================  =============== ===============
                        ================  ===============  ================ ================  =============== ===============

                                                                                   JNL/MCM
                           JNL/MCM             JNL/MCM           JNL/MCM          Enhanced          JNL/MCM          JNL/MCM
                        Communications     Consumer Brands        Energy        S&P 500 Stock      Financial          Global
                       Sector Portfolio    Sector Portfolio  Sector Portfolio  Index Portfolio   Sector Portfolio  15 Portfolio
                      -------------------  ----------------- ----------------- ----------------  ---------------  ---------------
                      -------------------  ----------------- ----------------- ----------------  ---------------  ---------------
       M&E CLASS

        3.095                          -                  -                 -                -                -                -
        3.100                          -                  -                 -                -                -                -
        3.110                          -                  -               508                -              752            2,192
        3.145                          -                  -                 -                -                -                -
        3.150                          -                  -                 -                -                -                -
        3.160                          -                  -                 -                -                -            2,740
        3.200                          -                  -                 -                -                -            3,790
        3.210                          -                  -                 -                -                -              103
        3.250                          -                  -                 -                -                -                -
        3.255                          -                  -                 -                -                -            2,276
        3.260                          -                  -                 -                -                -            2,196
        3.270                          -                  -                 -                -                -                -
        3.310                          -                  -                 -                -                -              184
        3.350                          -                  -                 -                -                -                -
        3.400                          -                  -                 -                -                -                -
        3.410                          -                  -                 -                -                -              163
        3.450                          -                  -                 -                -                -                -
        3.460                          -                  -                 -                -                -                -
        3.500                          -                  -                 -                -                -                -
        3.510                          -                  -                 -                -                -                -
        3.560                          -                  -                 -                -                -                -
        3.600                          -                  -                 -                -                -                -
        3.610                          -                  -                 -                -                -                -
        3.650                          -                  -                 -                -                -                -
        3.660                          -                  -                 -                -                -                -
        3.700                          -                  -                 -                -                -                -
        3.710                          -                  -                 -                -                -                -
        3.750                          -                  -                 -                -                -                -
        3.760                          -                  -                 -                -                -                -
        3.800                          -                  -                 -                -                -                -
        3.860                          -                  -                 -                -                -                -
        3.895                          -                  -                 -                -                -                -
        4.000                          -                  -                 -                -                -              743


 PERSPECTIVE
  Standard Benefit             1,987,588            927,478         1,078,841          567,684        1,417,986        3,539,331
   Maximum Anniversary
     Value Benefit                     -                  -             3,037            5,910                -            8,350
   Earnings Protection
     Benefits                     51,030             35,970            32,986            2,740           57,467           57,010
   Combined Optional
     Benefits                          -                  -                 -                -                -                -
                      -------------------  ----------------- ----------------- ----------------  ---------------  ---------------
                      -------------------  ----------------- ----------------- ----------------  ---------------  ---------------

         Total                 3,665,525          1,356,144         3,034,615        6,653,351        2,368,939       33,885,761
                      ===================  ================= ================= ================  ===============  ===============

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of accumulation units outstanding as of December 31, 2004:


                                                                                 JNL/MCM
                             JNL/MCM          JNL/MCM          JNL/MCM       Pharmaceutical/         JNL/MCM            JNL/MCM
                          International        JNL 5           Nasdaq(R)        Healthcare        S&P 400 MidCap        S&P 500
                          Index Portfolio    Portfolio       15 Portfolio    Sector Portfolio    Index Portfolio    Index Portfolio
                          ---------------  ---------------  --------------- -------------------  -----------------  ----------------
                          ---------------  ---------------  --------------- -------------------  -----------------  ----------------
 M&E CLASS

         1.000                    32,433                -                -                   -             45,926            88,091
         1.100                     8,881           57,036            2,744               4,582              5,419            11,308
         1.150                 1,252,870          335,408          131,063             106,846          1,661,893         3,421,583
         1.250                   667,451          681,382           90,306             107,250            546,796         1,094,602
         1.300                   563,254           89,458            7,142              29,090            747,387         1,460,446
         1.350                    52,049                -                -                   -             17,058            22,983
         1.395                         -                -                -                   -                  -                 -
         1.400                   402,937          276,615           57,028              51,026            462,927           844,006
         1.420                    11,040                -                -                   -             11,304             6,661
         1.450                   215,873            6,344           22,602              44,487            246,455           554,198
         1.500                 1,062,863          301,453           61,151             154,680          1,334,828         2,064,234
         1.545                   121,736           43,618            4,980               8,448            184,969           264,990
         1.550                   131,955           88,323           12,025              42,891            162,572           337,075
         1.560                     5,039                -                -                   -              2,545             1,859
         1.570                    21,732           18,745                -               1,274             31,831            72,832
         1.575                         -                -                -                   -                  -                 -
         1.600                   842,541           87,828           39,183             100,041            998,343         1,597,114
         1.605                         -            8,963                -                   -                  -            97,031
         1.630                         -                -                -                 102                  -                 -
         1.645                    10,371            5,104            1,370               1,724             11,903            19,877
         1.650                   259,474          806,229           65,629              25,712            283,151           574,963
         1.660                         -                -                -                   -             10,820            12,788
         1.670                    19,662           11,752                -                 786             23,021            17,933
         1.695                    55,137           42,869              186              10,873             82,441           292,287
         1.700                   317,955          167,871           12,870             107,859            367,456           664,455
         1.710                   747,452          323,902           60,916              64,134            897,902         1,952,718
         1.720                    15,029                -                -               2,077             18,857            22,196
         1.725                         -                -                -                   -                  -                 -
         1.745                       943                -                -                   -                990                 -
         1.750                   154,945           61,929            4,025              19,277            181,373           399,802
         1.760                    11,112                -              130               3,890             14,864            13,712
         1.795                    18,970            4,613                -               2,801             28,909            56,145
         1.800                   162,064          215,588           33,691              32,201            202,990           374,484
         1.810                   225,974          674,739           23,717              54,432            284,403           591,762
         1.820                    11,484            5,288                -                   -              8,822            15,775
         1.825                         -                -                -                   -                  -                 -
         1.845                    29,331            7,647            5,076               2,161             67,771           142,077
         1.850                   105,980          118,079              781              30,921            118,513           224,539
         1.860                   501,065           74,806            7,115              65,317            546,525         1,117,373
         1.870                    18,423                -                -               2,760             44,648            33,725
         1.895                    49,888            1,594            1,263              30,346             82,256           201,455
         1.900                   205,008          356,642           61,121              13,559            252,763           401,870
         1.910                         -                -                -                   -                  -                 -
         1.920                    15,932            3,238            1,357               9,742             20,399            40,901
         1.945                     9,610            8,222                -               5,169             12,507            22,972
         1.950                    90,544          164,606            5,821              23,886            169,832           292,149
         1.955                       948                -                -                   -              2,059             6,575


                         JNL/MCM           JNL/MCM          JNL/MCM          JNL/MCM          JNL/MCM        JNL/MCM
                    Select Small Cap     Small Cap        Technology       The Dow SM      The Dow SM       The S&P(R)
                        Portfolio     Index Portfolio   Sector Portfolio  5 Portfolio     10 Portfolio    10 Portfolio
                    ----------------- ----------------  ---------------- ---------------  --------------  --------------
                    ----------------- ----------------  ---------------- ---------------  --------------  --------------
 M&E CLASS

         1.000                98,604           36,440                 -               -         176,252         190,696
         1.100                30,638            5,807             5,156               -          76,326          54,933
         1.150             2,783,973        1,357,403           106,864               -       6,212,616       5,399,607
         1.250               954,085          492,976           103,335               -       2,110,837       1,907,239
         1.300               612,047          729,828            31,791               -       1,473,496       1,122,884
         1.350                40,324           16,480                 -               -          72,869          74,869
         1.395                     -                -                 -               -               -               -
         1.400               501,936          413,338            55,683               -       1,156,949         878,278
         1.420                     -            5,642                 -               -           7,012           7,726
         1.450               276,086          193,287            96,325               -         621,871         524,020
         1.500             1,599,570        1,030,365           115,754               -       3,356,863       3,079,143
         1.545               196,608          131,913               487               -         517,890         452,925
         1.550               149,669          140,320           129,880               -         401,923         365,986
         1.560                34,991            3,035                 -               -          62,113          66,289
         1.570                47,583           14,784             1,370               -         113,256          77,162
         1.575                     -                -                 -               -               -               -
         1.600             1,108,556          782,225           113,114               -       2,269,485       2,043,845
         1.605                 1,379                -                 -               -           2,520           2,509
         1.630                   996               92                 -               -               -           1,841
         1.645                26,108           13,337            11,050               -          56,503          48,872
         1.650               667,990          217,582            39,137               -       1,373,087       1,192,321
         1.660                 9,890            5,336                 -               -          40,321          17,713
         1.670                10,963            7,120               555               -          38,381          28,971
         1.695                84,424           70,404             9,646               -         244,868         168,827
         1.700               389,111          335,267            78,647               -       1,061,397         771,609
         1.710             1,181,680          777,472           162,444               -       2,517,375       2,212,276
         1.720                16,420            5,881             2,899               -          31,156          25,396
         1.725                     -                -                 -               -               -               -
         1.745                     -              963             2,240               -               -           1,285
         1.750               291,132          161,477            17,079               -         597,044         582,190
         1.760                33,197           11,332                 -               -          57,365          62,710
         1.795                59,892           24,967             4,406               -         115,230         103,380
         1.800               401,569          166,364            42,026               -         865,115         798,119
         1.810               415,457          279,703            61,043               -         932,502         809,487
         1.820                 4,244            7,733                 -               -          14,895          12,044
         1.825                     -                -                 -               -               -               -
         1.845                65,447           53,176             1,928               -         177,876         123,189
         1.850               181,955          118,503            32,910               -         376,743         347,961
         1.860               444,449          508,548            59,348               -       1,091,274         800,188
         1.870                 9,723           21,436             2,103               -          23,516           7,030
         1.895                85,990           72,232            45,271               -         214,390         183,942
         1.900               228,043          217,827            26,864               -         488,707         413,121
         1.910                12,488                -                 -               -          21,437          23,585
         1.920                27,389           18,643             3,729               -          64,733          58,889
         1.945                11,141            9,424             2,479               -          50,806          25,260
         1.950               145,414           87,894            20,058               -         405,172         295,877
         1.955                 4,311              996                 -               -           7,803           6,686

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of accumulation units outstanding as of December 31, 2004:


                                                                                 JNL/MCM
                             JNL/MCM          JNL/MCM          JNL/MCM       Pharmaceutical/         JNL/MCM            JNL/MCM
                          International        JNL 5           Nasdaq(R)        Healthcare        S&P 400 MidCap        S&P 500
                          Index Portfolio    Portfolio       15 Portfolio    Sector Portfolio    Index Portfolio    Index Portfolio
                          ---------------  ---------------  --------------- -------------------  -----------------  ----------------
                          ---------------  ---------------  --------------- -------------------  -----------------  ----------------
        M&E CLASS

         1.960                   186,916           92,547            1,092              35,663            244,873           422,918
         1.970                       711                -                -                   -             19,989               863
         1.995                    34,063              293              289               2,975             44,058            80,623
         2.000                    68,598           38,061                -              45,975            103,724           149,423
         2.005                     3,126                -                -                   -              1,647             1,986
         2.010                    41,845            9,194                -              12,639            116,866           183,228
         2.020                    10,476                -                -                 954             13,861            18,687
         2.045                    33,798           20,012            1,886                  74             36,650            57,881
         2.050                    92,230           18,455              530              29,914            101,896           215,662
         2.060                   342,998          141,588           13,570             119,368            444,855           793,968
         2.070                     9,699           20,729                -                   -              9,540            11,555
         2.095                    16,515                -                -               2,101             12,358            18,667
         2.100                    40,760          104,240            2,014               9,400             41,393            74,190
         2.110                   114,210          133,912                -              17,486            119,606           347,418
         2.120                     2,295                -                -                   -              2,438             6,542
         2.145                    14,676           20,343                -                 876             24,362            52,621
         2.150                    80,698           28,643              806              19,550            102,486           146,050
         2.160                   342,296           93,863            2,067              56,309            417,364           666,144
         2.170                     1,558                -                -                   -              1,998             6,378
         2.195                     5,193            1,419                -                 306             14,269            29,523
         2.200                    32,192           65,364            7,952                 695             61,569           100,132
         2.210                    76,867          234,785            7,340               9,343            104,467           247,647
         2.220                     2,089                -                -                   -              5,606            14,172
         2.245                    10,091           19,203                -                   -             12,309           131,018
         2.250                    40,198            2,368            2,431                  80             33,352            85,100
         2.260                   141,517           63,915            2,589              36,257            175,863           358,632
         2.270                       579                -                -                   -                611             4,862
         2.280                         -                -                -                   -                  -                 -
         2.295                     9,710            9,787              929                 959             21,663            34,523
         2.300                    74,553            6,862                -               2,271             86,961           304,233
         2.305                         -                -                -                   -                  -                 -
         2.310                    91,143           20,278              506               5,974            127,434           242,843
         2.320                     4,788           31,589                -                 260              1,146             6,382
         2.345                     4,036            7,762                -                 219              8,651            14,725
         2.350                     1,516            1,689              695               1,976              1,570            63,516
         2.360                    52,689          108,223              635              12,992             56,051           105,998
         2.370                       278                -                -                   -                  -               178
         2.395                     6,143            2,296                -               2,602             10,281            13,120
         2.400                     7,455           33,297              473                   -              6,584             5,972
         2.405                         -                -                -                   -                474               565
         2.410                    48,091           29,238            7,903                 564             58,528            81,353
         2.420                       893                -                -                   -                  -             2,417
         2.445                     7,200                -                -                   -              7,400            15,677
         2.450                    15,876           37,117            1,846               2,118             15,209            59,345
         2.460                   142,488          217,045            4,214              14,650             76,332           120,224
         2.470                     1,829                -                -                   -                693             3,952
         2.495                     3,490                -                -               2,511              4,099             5,149



                            JNL/MCM           JNL/MCM          JNL/MCM          JNL/MCM          JNL/MCM        JNL/MCM
                       Select Small Cap     Small Cap        Technology       The Dow SM      The Dow SM       The S&P(R)
                           Portfolio     Index Portfolio   Sector Portfolio  5 Portfolio     10 Portfolio    10 Portfolio
                       ----------------- ----------------  ---------------- ---------------  --------------  --------------
                       ----------------- ----------------  ---------------- ---------------  --------------  --------------
      M&E CLASS

       1.960                    428,370          225,285            20,606               -         878,584         718,455
       1.970                        500            9,846                 -               -           2,260          40,292
       1.995                     26,489           41,980             8,795               -         103,405          56,760
       2.000                    109,470           76,079             2,834               -         233,397         221,717
       2.005                          -            3,193                 -               -               -               -
       2.010                    113,272           84,411            21,561               -         252,961         215,005
       2.020                     14,314           14,725             1,070               -          34,622          32,804
       2.045                     38,388           31,465                 -               -          98,111          72,877
       2.050                    212,989           99,239            40,708               -         419,369         417,839
       2.060                    538,604          419,737           164,408               -       1,226,420       1,073,162
       2.070                      5,506            9,278                 -               -          10,286           9,994
       2.095                     18,251           17,316                 -               -          52,829          36,489
       2.100                     54,150           31,834            16,480               -         118,187         116,470
       2.110                     44,975          111,942            16,460               -         109,659          86,907
       2.120                          -            3,145                 -               -           3,271               -
       2.145                     36,131           22,189               529               -          87,000          74,167
       2.150                     78,002           76,046            13,887               -         185,283         166,866
       2.160                    287,573          392,707            74,177               -         653,411         569,093
       2.170                      3,392            1,986                 -               -          14,365           8,625
       2.195                     13,596           14,756               567               -          29,706          32,052
       2.200                     58,445           36,133             1,079               -         118,235          96,375
       2.210                    183,323           96,133             8,977               -         365,387         307,759
       2.220                      3,617            1,810                 -               -          10,090           7,285
       2.245                      5,822           13,527             1,344               -          13,997          14,822
       2.250                     86,495           38,720                 -               -         178,289         163,632
       2.260                    225,976          173,718            10,965               -         421,621         348,471
       2.270                      3,110              602                 -               -           6,038           6,296
       2.280                          -                -                 -               -               -               -
       2.295                     14,458           17,205                 -               -          29,531          25,512
       2.300                    146,349           73,682             6,219               -         292,934         289,277
       2.305                        469                -                 -               -               -               -
       2.310                    163,376          121,570             3,355               -         292,193         273,458
       2.320                        713            5,014               483               -           9,375           3,061
       2.345                     12,187            3,824                 -               -          24,901          18,912
       2.350                     28,279            1,071               646               -          69,002          51,681
       2.360                    197,498           49,097            15,107               -         406,345         369,684
       2.370                          -              193                 -               -             273               -
       2.395                     14,867           11,178                 -               -          30,269          21,432
       2.400                      9,216            6,284               242               -          17,258          17,163
       2.405                          -                -                 -               -               -               -
       2.410                     61,310           65,716                11               -         143,208         133,507
       2.420                          -              463                 -               -               -               -
       2.445                     10,773            7,273                 -               -          33,831          31,712
       2.450                     94,547           16,845               198               -         195,206         171,315
       2.460                     58,304           62,758             2,076               -         135,924         108,465
       2.470                      2,683              888                 -               -           5,156           4,914
       2.495                      2,714            3,538                 -               -           4,911           4,897


JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of accumulation units outstanding as of December 31, 2004:


                                                                                 JNL/MCM
                             JNL/MCM          JNL/MCM          JNL/MCM       Pharmaceutical/         JNL/MCM            JNL/MCM
                          International        JNL 5           Nasdaq(R)       Healthcare        S&P 400 MidCap         S&P 500
                          Index Portfolio    Portfolio       15 Portfolio    Sector Portfolio    Index Portfolio    Index Portfolio
                          ---------------  ---------------  --------------- -------------------  -----------------  ----------------
                          ---------------  ---------------  --------------- -------------------  -----------------  ----------------
        M&E CLASS

         2.500                       721                -                -                 247                791             4,757
         2.505                         -                -                -                   -                  -                 -
         2.510                    37,357           67,306                -              15,108             50,745            74,026
         2.520                         -                -                -                   -                  -                 -
         2.545                     6,958                -                -                 558              8,323            13,596
         2.550                     5,287           10,014            5,686                  13              6,293            56,711
         2.560                    52,018            1,487                -               1,911            110,186            89,046
         2.570                     4,125                -                -                   -              4,237             5,033
         2.595                        56              231              160                  15              5,629             8,574
         2.600                     3,181            2,888              332                 275              2,739            10,587
         2.605                         -                -                -                   -                  -                 -
         2.610                    89,320            2,005                -              19,948             87,919           223,551
         2.620                         -                -                -                   -                  -                 -
         2.645                     1,531           17,433                -               1,070              2,896            10,154
         2.650                     1,719                -                -              12,314              1,551             6,595
         2.660                    68,050           33,993              299              15,281            144,962            79,246
         2.670                         -                -                -                   -                  -                99
         2.680                         -                -                -                   -                  -                 -
         2.695                       438                -              927                 590                450               294
         2.700                       165            3,802                -                   -                173               207
         2.710                    35,510           26,068            1,303              11,081             51,258            77,265
         2.720                         -                -                -                   -                  -                 -
         2.745                     2,205           10,020                -               1,674              2,338             2,795
         2.750                       113                -                -                 631                461             4,314
         2.760                     9,464           97,089                -                 326              8,817            19,200
         2.770                         -                -                -                 774                  -             6,314
         2.795                       710                -              825                   -                743               877
         2.800                     9,322                -                -                   -              6,174            27,315
         2.810                    48,597                -                -                   -             42,068            40,005
         2.820                         -                -                -                   -                  -                 -
         2.845                         -                -                -                   -                307               366
         2.850                       122                -                -                   -                103                98
         2.860                     1,462            6,148                -               1,857              1,191             3,112
         2.895                     1,697                -            1,621               2,365              1,779             2,136
         2.900                    27,894                -                -                   -             27,991            31,768
         2.910                    18,243           71,600                -               6,811              9,673            18,210
         2.920                         -                -                -                   -                  -                 -
         2.950                         -                -                -                   -                  -                 -
         2.955                         -                -                -                   -                  -                 -
         2.960                     5,342            1,825            8,924                   -              6,803             5,595
         2.995                         -                -                -                   -                  -                 -
         3.000                         -                -                -                   -                  -                 -
         3.010                     9,962            3,364            1,568               6,941             16,872            17,882
         3.045                         -                -                -                 666              2,073             2,486
         3.050                         -                -                -                   -                  -                 -
         3.060                     1,395              956                -               3,476              1,778             2,294
         3.070                         -                -                -                   -              1,831             5,982


                        JNL/MCM           JNL/MCM          JNL/MCM          JNL/MCM          JNL/MCM        JNL/MCM
                   Select Small Cap     Small Cap        Technology       The Dow SM      The Dow SM       The S&P(R)
                       Portfolio     Index Portfolio   Sector Portfolio  5 Portfolio     10 Portfolio    10 Portfolio
                   ----------------- ----------------  ---------------- ---------------  --------------  --------------
                   ----------------- ----------------  ---------------- ---------------  --------------  --------------
      M&E CLASS

       2.500                 10,521            1,503               593               -          31,075          26,212
       2.505                    916                -                 -               -           1,637           1,615
       2.510                 42,933           45,981                17               -         143,720          93,247
       2.520                      -                -                 -               -               -               -
       2.545                  2,132            9,105               481               -           6,054           5,596
       2.550                 26,720            6,173                45               -          51,947          48,952
       2.560                 64,740           58,401               140               -         115,677         102,043
       2.570                      -            4,151                 -               -               -               -
       2.595                    652            6,946                 -               -           3,329           1,309
       2.600                  5,870            4,202               518               -          13,997          10,718
       2.605                    373                -                 -               -             634             670
       2.610                121,720           88,659               808               -         268,948         222,510
       2.620                  1,069                -                 -               -           1,747           1,864
       2.645                 10,048            1,528             3,208               -          19,358          19,109
       2.650                 24,205            3,265                 -               -          57,547          48,000
       2.660                 37,557           77,345             1,506               -         110,759          59,302
       2.670                  5,006               79               187               -           8,498           8,906
       2.680                  2,218                -                 -               -           3,608           3,913
       2.695                  4,643                -             1,028               -           8,564           7,964
       2.700                  1,236              168                 -               -           2,328           2,226
       2.710                 38,642           39,031            26,015               -         100,213          83,383
       2.720                      -                -                 -               -               -               -
       2.745                  6,347            2,336             1,322               -          14,307          13,882
       2.750                  4,575               44               127               -           2,253           7,191
       2.760                 15,754           15,850               584               -          20,895          26,070
       2.770                      -                -                 -               -               -               -
       2.795                    313              734                 -               -           1,548           1,571
       2.800                  2,576            5,728                 -               -           2,306           5,808
       2.810                  5,829           40,614                 -               -          16,284           8,692
       2.820                      -                -                 -               -               -               -
       2.845                      -              308                 -               -             413               -
       2.850                  1,041              121                 -               -           1,981           1,882
       2.860                 18,947            1,765                 -               -          35,204          36,393
       2.895                  2,016            1,734                 -               -           7,798           3,816
       2.900                  7,572           28,579                 -               -          12,338          12,424
       2.910                 10,979            6,278             5,615               -          26,782          21,115
       2.920                      -                -                 -               -               -               -
       2.950                      -                -                 -               -               -               -
       2.955                     95                -                 -               -             172             170
       2.960                  4,966            4,487                 -               -           7,083           6,181
       2.995                      -                -                 -               -               -               -
       3.000                      -                -                 -               -               -               -
       3.010                 14,487           11,653             7,878               -          23,060          20,531
       3.045                    649            2,050             1,320               -           1,223           5,955
       3.050                      -                -                 -               -               -               -
       3.060                 13,597            1,131             5,749               -          30,149          20,989
       3.070                      -            1,363                 -               -               -               -

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of accumulation units outstanding as of December 31, 2004:


                                                                                 JNL/MCM
                             JNL/MCM          JNL/MCM          JNL/MCM       Pharmaceutical/         JNL/MCM            JNL/MCM
                          International        JNL 5           Nasdaq(R)        Healthcare        S&P 400 MidCap        S&P 500
                          Index Portfolio    Portfolio       15 Portfolio    Sector Portfolio    Index Portfolio    Index Portfolio
                          ---------------  ---------------  --------------- -------------------  -----------------  ----------------
                          ---------------  ---------------  --------------- -------------------  -----------------  ----------------
        M&E CLASS

         3.095                         -            9,758                -                   -                  -                 -
         3.100                         -                -                -                   -                  -                 -
         3.110                       818                -                -                 288              1,000             4,166
         3.145                         -                -                -                   -                  -                 -
         3.150                         -                -              945                   -                  -                 -
         3.160                     4,527                -                -                   -              3,106             6,645
         3.200                         -                -                -                   -                  -                 -
         3.210                         -                -                -                   -              7,901            32,425
         3.250                         -                -                -                   -                  -                 -
         3.255                         -                -                -                   -                  -                 -
         3.260                         -                -                -                   -                  -                 -
         3.270                         -                -                -                   -                  -                 -
         3.310                         -                -                -                   -              1,124             4,945
         3.350                         -                -                -                   -                  -                 -
         3.400                         -                -                -                   -                  -                 -
         3.410                         -                -                -                   -                  -                 -
         3.450                         -                -                -                   -                  -                 -
         3.460                         -                -                -                   -                  -             9,386
         3.500                         -                -                -                   -                  -                 -
         3.510                         -                -                -                   -                  -                 -
         3.560                     4,269                -                -                   -              4,515             5,472
         3.600                         -                -                -                   -                  -                 -
         3.610                         -                -                -                   -                  -                 -
         3.650                         -                -                -                   -                  -                 -
         3.660                         -                -                -                   -                  -                 -
         3.700                         -                -                -                   -                  -                 -
         3.710                         -                -                -                   -                  -                 -
         3.750                         -                -                -                   -                  -                 -
         3.760                         -                -                -                   -                  -                 -
         3.800                         -                -                -                   -                  -                 -
         3.860                         -                -                -                   -                  -                 -
         3.895                         -                -                -                   -                  -                 -
         4.000                         -                -                -                   -                  -                 -


 PERSPECTIVE
  Standard Benefit               758,713          430,368           41,907           1,935,411            751,936         1,291,261
   Maximum Anniversary
     Value Benefit                 5,170                -              791                   -              5,307             5,603
   Earnings Protection
     Benefits                      2,045                -                -              95,241                864               867
   Combined Optional
     Benefits                          -                -                -                   -                  -                 -
                          ---------------  ---------------  --------------- -------------------  -----------------  ----------------
                          ---------------  ---------------  --------------- -------------------  -----------------  ----------------

          Total               11,866,833        7,460,363          838,347           3,742,277         14,331,421        26,948,868
                          ===============  ===============  =============== ===================  =================  ================


                            JNL/MCM           JNL/MCM           JNL/MCM         JNL/MCM          JNL/MCM         JNL/MCM
                        Select Small Cap     Small Cap        Technology       The Dow SM      The Dow SM       The S&P(R)
                            Portfolio     Index Portfolio   Sector Portfolio  5 Portfolio     10 Portfolio    10 Portfolio
                        ----------------- ----------------  ---------------- ---------------  --------------  --------------
                        ----------------- ----------------  ---------------- ---------------  --------------  --------------
        M&E CLASS

         3.095                         -                -                 -               -               -               -
         3.100                         -                -                 -               -               -               -
         3.110                     1,221              556                 -               -           1,902           1,882
         3.145                         -                -                 -               -               -               -
         3.150                         -                -                 -               -           2,329               -
         3.160                     1,211            4,523                 -               -           4,365           2,203
         3.200                     2,394                -                 -               -           4,351           4,355
         3.210                        68            5,366                 -               -               -               -
         3.250                         -                -                 -               -               -               -
         3.255                     1,464                -                 -               -           2,496           2,653
         3.260                     1,423                -                 -               -           2,663           2,615
         3.270                         -                -                 -               -               -               -
         3.310                       119              737                 -               -             226             221
         3.350                         -                -                 -               -               -               -
         3.400                         -                -                 -               -               -               -
         3.410                        97                -                 -               -             165             180
         3.450                         -                -                 -               -               -               -
         3.460                         -                -                 -               -               -               -
         3.500                         -                -                 -               -               -               -
         3.510                         -                -                 -               -               -               -
         3.560                         -            4,358                 -               -               -               -
         3.600                         -                -                 -               -               -               -
         3.610                         -                -                 -               -               -               -
         3.650                         -                -                 -               -               -               -
         3.660                         -                -                 -               -               -               -
         3.700                         -                -                 -               -               -               -
         3.710                         -                -                 -               -               -               -
         3.750                         -                -                 -               -               -               -
         3.760                         -                -                 -               -               -               -
         3.800                         -                -                 -               -               -               -
         3.860                         -                -                 -               -               -               -
         3.895                         -                -                 -               -               -               -
         4.000                       452                -                 -               -             812             838


 PERSPECTIVE
  Standard Benefit             2,280,469          669,537         3,193,278               -       6,983,825       3,804,295
   Maximum Anniversary
     Value Benefit                 8,697            4,801                 -               -          16,366           9,413
   Earnings Protection
     Benefits                     86,286            1,565            79,780               -         144,394          93,334
   Combined Optional
     Benefits                          -                -                 -               -           2,674               -
                        ----------------- ----------------  ---------------- ---------------  --------------  --------------
                        ----------------- ----------------  ---------------- ---------------  --------------  --------------

          Total               19,548,820       12,204,708         5,148,604               -      45,137,078      36,652,282
                        ================= ================  ================ ===============  ==============  ==============

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of accumulation units outstanding as of December 31, 2004:


                                                                                                                           JNL/
                            JNL/MCM           JNL/MCM       JNL/Oppenheimer                         JNL/PIMCO       PPM America
                          Value Line(R)         VIP          Global Growth    JNL/Oppenheimer     Total Return       High Yield
                         25 Portfolio        Portfolio         Portfolio      Growth Portfolio   Bond Portfolio    Bond Portfolio
                        ----------------  ----------------  ----------------  -----------------  ---------------- -----------------
                        ----------------  ----------------  ----------------  -----------------  ---------------- -----------------
 M&E CLASS

          1.000                  10,790                 -            16,918             24,547            26,214                 -
          1.100                  13,006             4,517            12,929                  -             5,597                 -
          1.150                 328,544           105,171           964,000            303,417         2,364,897                 -
          1.250                 296,819           185,543           226,755             39,547           455,957                 -
          1.300                  84,009            60,950           355,211            151,226         1,002,451                 -
          1.350                       -                 -                 -                  -             5,268                 -
          1.395                       -                 -                 -                  -                 -                 -
          1.400                 116,815            21,527           385,653            159,092           501,066                 -
          1.420                       -                 -                 -                  -             4,786                 -
          1.450                  65,894            41,173            87,736             32,173           249,963                 -
          1.500                 180,271            96,043           441,117            103,692           925,788                 -
          1.545                  15,436             8,712            56,222             14,312           211,650                 -
          1.550                  35,975            57,905            67,670              8,693           123,093                 -
          1.560                       -                 -                 -             51,308             1,443                 -
          1.570                   1,374                 -            25,403              8,739            63,142                 -
          1.575                       -                 -                 -                  -                 -                 -
          1.600                  64,412            57,594           318,564             70,833           579,046                 -
          1.605                       -                 -                 -                  -                 -                 -
          1.630                   1,590                 -                 -                  -                 -                 -
          1.645                  13,002            20,839             9,714              1,329            34,392                 -
          1.650                 223,182           118,813           159,988             46,271           410,670                 -
          1.660                       -                 -                 -                  -             8,955                 -
          1.670                   1,300                 -             2,553              2,491            12,325                 -
          1.695                     613             9,354            24,011              4,942            76,729                 -
          1.700                  46,078            49,555           191,468             43,328           284,459                 -
          1.710                 205,217            71,606           489,848            213,640         1,219,668                 -
          1.720                       -                 -             6,995              6,471            71,688                 -
          1.725                       -                 -                 -                  -                 -                 -
          1.745                       -                 -                 -                  -                 -                 -
          1.750                  31,594            11,895            73,874             52,968           331,181                 -
          1.760                   6,597               137                 -                  -            19,229                 -
          1.795                   1,498                 -            37,346             16,670            56,607                 -
          1.800                  68,582            18,456            69,946             24,390           201,298                 -
          1.810                 148,672           132,661           108,407             25,343           211,580                 -
          1.820                       -                 -            20,752              1,138            10,928                 -
          1.825                       -                 -                 -                  -                 -                 -
          1.845                  14,728             5,293            18,450             14,414           147,393                 -
          1.850                  40,490            25,401            25,555             19,700           126,779                 -
          1.860                  57,110            21,465           249,403             87,323           668,281                 -
          1.870                       -                 -               105                128            16,522                 -
          1.895                   7,044            12,584            48,168             21,465           108,371                 -
          1.900                  83,457            95,371            60,802             23,846           253,640                 -
          1.910                       -                 -                 -                  -                 -                 -
          1.920                   1,340                78             7,538                748            14,703                 -
          1.945                      52             3,261             2,187              5,367             7,007                 -
          1.950                  15,685            13,576            74,783             14,307           117,590                 -
          1.955                       -                 -                 -                  -             1,113                 -



                                       JNL/Putnam        JNL/Putnam       JNL/Putnam         JNL/S&P          JNL/S&P
                     JNL/Putnam       International        Midcap        Value Equity     Core Index 50    Core Index 75
                   Equity Portfolio  Equity Portfolio Growth Portfolio     Portfolio        Portfolio        Portfolio
                   ----------------  ---------------- ----------------- ----------------  ---------------  ---------------
                   ----------------  ---------------- ----------------- ----------------  ---------------  ---------------
 M&E CLASS

          1.000                  -             4,721                 -                -                -                -
          1.100                  -             2,932                 -                -                -                -
          1.150             79,254           215,184           321,926          246,525                -                -
          1.250              6,307            79,582            48,379           59,628                -                -
          1.300             28,030           182,515           149,070          150,833                -                -
          1.350                  -            23,475                 -           27,468                -                -
          1.395                  -                 -                 -                -                -                -
          1.400             13,531            77,940            61,033          130,988                -                -
          1.420                  -                 -                 -                -                -                -
          1.450             21,039            42,900            33,834           63,463                -                -
          1.500              7,651           114,642            69,530          132,011                -                -
          1.545              2,614            19,980            39,385           21,426                -                -
          1.550              5,641             7,364             6,282            2,355                -                -
          1.560                  -                 -                 -                -                -                -
          1.570              2,359             1,765             9,362            7,750                -                -
          1.575                  -                 -                 -                -                -                -
          1.600              9,543           108,205            37,734           54,838                -                -
          1.605                  -                 -                 -                -                -                -
          1.630                  -                 -                 -                -                -                -
          1.645                282               262                 -              173                -                -
          1.650              6,248            66,101            25,810           70,980                -                -
          1.660                  -                 -                 -                -                -                -
          1.670                  -                 -                 -                -                -                -
          1.695              1,986             9,102            16,309           25,840                -                -
          1.700              8,016            40,236            54,560           37,841                -                -
          1.710             34,264           168,545           283,040          185,087                -                -
          1.720                790             4,050               531            6,320                -                -
          1.725                  -                 -                 -                -                -                -
          1.745                  -                 -                 -                -                -                -
          1.750              7,467            36,976            38,539           23,747                -                -
          1.760                  -             1,460                 -                -                -                -
          1.795                778             1,893            14,982            4,375                -                -
          1.800             12,520            23,538            32,429           31,009                -                -
          1.810              2,808            27,077            34,548            4,207                -                -
          1.820                  -             1,795               288              296                -                -
          1.825                  -                 -                 -                -                -                -
          1.845              5,161             5,218            16,780            3,773                -                -
          1.850              1,381            13,313             5,495            3,686                -                -
          1.860             23,041           106,210            78,978           99,195                -                -
          1.870                  -                 -                 -                -                -                -
          1.895              3,249            19,545            22,961           25,631                -                -
          1.900              6,022            42,099            26,954           23,244                -                -
          1.910                  -                 -                 -                -                -                -
          1.920              1,597             3,031               662            4,042                -                -
          1.945                  -             2,714                 -                -                -                -
          1.950                842             7,180             8,025            5,630                -                -
          1.955                  -             1,451                 -                -                -                -

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of accumulation units outstanding as of December 31, 2004:


                                                                                                                       JNL/
                           JNL/MCM           JNL/MCM       JNL/Oppenheimer                         JNL/PIMCO       PPM America
                         Value Line(R)         VIP          Global Growth    JNL/Oppenheimer     Total Return       High Yield
                        25 Portfolio        Portfolio         Portfolio      Growth Portfolio   Bond Portfolio    Bond Portfolio
                       ----------------  ----------------  ----------------  -----------------  ---------------- -----------------
                       ----------------  ----------------  ----------------  -----------------  ---------------- -----------------
        M&E CLASS

          1.960                 37,176             1,407           235,600             68,727           353,176                 -
          1.970                      -                 -               748                  -             1,263                 -
          1.995                    284             2,822            14,863              4,389            42,440                 -
          2.000                 13,867            14,076            55,786              7,043            66,219                 -
          2.005                      -                 -                 -                  -                 -                 -
          2.010                 25,200             2,013            36,048              1,604            86,842                 -
          2.020                      -                 -             5,045                  -             3,107                 -
          2.045                  9,543             8,259            10,185             10,732            18,650                 -
          2.050                  9,824             6,710            67,111             17,496           101,980                 -
          2.060                 82,118           135,001           129,921             34,780           313,409                 -
          2.070                    649                 -                 -                337             3,390                 -
          2.095                      -             3,006            22,287                943            72,830                 -
          2.100                 10,467            11,824             9,654              2,761            29,128                 -
          2.110                  1,693            10,478            28,184                498            38,062                 -
          2.120                      -                 -             4,091                  -             8,476                 -
          2.145                  4,499            10,083            10,612              7,652            36,437                 -
          2.150                  4,347            19,334            26,858             15,224            80,919                 -
          2.160                 14,922            73,046            70,457              8,401           232,784                 -
          2.170                  3,040             5,302               299                  -             3,117                 -
          2.195                    344                 -             4,160                310            36,555                 -
          2.200                 18,965             6,390            15,624              5,716            25,034                 -
          2.210                136,985            90,543            31,953                 60           102,472                 -
          2.220                      -                 -               249                  -             5,164                 -
          2.245                      -                 -             3,819                  -             4,594                 -
          2.250                    697               368             5,950                  -            36,566                 -
          2.260                 22,895            15,234            60,827             27,038           163,167                 -
          2.270                      -                 -               271                  -                 -                 -
          2.280                      -                 -                 -                  -               100                 -
          2.295                      -            11,430             2,085                  -            26,978                 -
          2.300                  5,587             8,221            34,630              5,708            93,278                 -
          2.305                      -                 -                 -                  -             1,786                 -
          2.310                  7,787            11,443            17,973             27,245            40,953                 -
          2.320                      -             1,135             3,319                  -             1,736                 -
          2.345                     85                 -             7,928              8,931             3,392                 -
          2.350                 15,941               194             6,393              5,501            16,756                 -
          2.360                 31,022             6,208            39,015              4,731            28,782                 -
          2.370                      -                 -               754                  -               797                 -
          2.395                      -                 -             4,936              2,737            30,788                 -
          2.400                 11,549            75,442             1,317                946             1,167                 -
          2.405                      -                 -                 -                  -                 -                 -
          2.410                  9,886             9,060            13,721              2,018            21,871                 -
          2.420                      -                 -                 -                  -                 -                 -
          2.445                      -                 -            12,878              8,929            13,111                 -
          2.450                  1,010             2,539            28,945              3,774            71,120                 -
          2.460                 25,518             1,206            35,849              5,004            13,642                 -
          2.470                      -                 -               782                  -             4,181                 -
          2.495                      -                 -             4,304                121                 -                 -


                                        JNL/Putnam       JNL/Putnam        JNL/Putnam         JNL/S&P         JNL/S&P
                     JNL/Putnam       International        Midcap        Value Equity     Core Index 50    Core Index 75
                   Equity Portfolio  Equity Portfolio Growth Portfolio     Portfolio        Portfolio        Portfolio
                   ----------------  ---------------- ----------------- ----------------  ---------------  ---------------
                   ----------------  ---------------- ----------------- ----------------  ---------------  ---------------
      M&E CLASS

        1.960               10,888            61,743            69,091           46,507                -                -
        1.970                    -                 -                 -                -                -                -
        1.995                4,539             1,743            11,784            7,878                -                -
        2.000                1,486            15,791             9,309            2,759                -                -
        2.005                    -                 -                 -                -                -                -
        2.010                  366             8,519            31,748           11,852                -                -
        2.020                    -               431                 -                -                -                -
        2.045                5,319             1,527             6,256              908                -                -
        2.050                2,589            13,635            15,777           11,612                -                -
        2.060                4,478            52,292            45,666           52,838                -                -
        2.070                    -                 -                 -                -                -                -
        2.095                  230            17,407             7,597            3,162                -                -
        2.100                  204             1,372             4,119            1,032                -                -
        2.110                7,350             2,106               612            1,710                -                -
        2.120                    -                 -               552            1,767                -                -
        2.145                    -             4,899             5,247            8,231                -                -
        2.150                    -            22,218             8,948              934                -                -
        2.160                6,436            21,855            10,369           14,702                -                -
        2.170                    -             4,273                 -            2,659                -                -
        2.195                3,248             2,910             2,500              832                -                -
        2.200                    -             1,653             2,277            2,425                -                -
        2.210                2,617             6,296            12,362           30,545                -                -
        2.220                    -                 -                 -                -                -                -
        2.245                    -                 -                 -                -                -                -
        2.250                    -            23,325             3,018              887                -                -
        2.260                8,805            33,821            24,808           13,553                -                -
        2.270                    -                 -                 -                -                -                -
        2.280                    -                 -                 -                -                -                -
        2.295                    -               178             4,838                -                -                -
        2.300                2,085            14,007            27,890            8,746                -                -
        2.305                    -                 -                 -                -                -                -
        2.310                5,084            10,264            20,736           10,981                -                -
        2.320                    -                69                 -                -                -                -
        2.345                    -                 -             2,483            1,280                -                -
        2.350                    -             1,584             3,302            2,667                -                -
        2.360                2,629            16,709             3,778            1,145                -                -
        2.370                    -                 -               343                -                -                -
        2.395                    -             5,583            15,541            1,174                -                -
        2.400                    -               755                 -                -                -                -
        2.405                    -                 -                 -                -                -                -
        2.410                    -               181                 8              523                -                -
        2.420                    -                 -                 -                -                -                -
        2.445                  471                 -               973              631                -                -
        2.450                  971               908             5,857            1,823                -                -
        2.460                  412               932             3,302            1,792                -                -
        2.470                    -                 -               377                -                -                -
        2.495                    -                 -                 -                -                -                -

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of accumulation units outstanding as of December 31, 2004:


                                                                                                                       JNL/
                           JNL/MCM           JNL/MCM       JNL/Oppenheimer                         JNL/PIMCO       PPM America
                         Value Line(R)        VIP          Global Growth    JNL/Oppenheimer     Total Return       High Yield
                        25 Portfolio        Portfolio         Portfolio      Growth Portfolio   Bond Portfolio    Bond Portfolio
                       ----------------  ----------------  ----------------  -----------------  ---------------- -----------------
                       ----------------  ----------------  ----------------  -----------------  ---------------- -----------------
        M&E CLASS

          2.500                      -                 -             2,380                  -             6,553                 -
          2.505                      -                 -                 -                  -                 -                 -
          2.510                  7,145             6,015            12,519             19,288            20,065                 -
          2.520                      -                 -                 -                  -                 -                 -
          2.545                  3,985                 -             1,100                  -             8,537                 -
          2.550                  1,934               998             6,262              2,145            53,097                 -
          2.560                 18,300                96            13,594              3,247            15,806                 -
          2.570                      -                 -                 -                  -                 -                 -
          2.595                  1,062               387                 -                  -            17,570                 -
          2.600                      -             1,175               157                  -             6,621                 -
          2.605                      -                 -                 -                  -                 -                 -
          2.610                  1,763                 -            15,145             16,561            51,866                 -
          2.620                      -                 -                 -                  -                 -                 -
          2.645                      -                 -                 -                  -                 -                 -
          2.650                      -             5,825            22,822                  -             6,200                 -
          2.660                 13,395             2,282             9,717             12,385            18,557                 -
          2.670                      -                 -                 -                  -                 -                 -
          2.680                      -                 -                 -                  -                 -                 -
          2.695                    884                 -               969                  -             1,050                 -
          2.700                      -            14,746             2,363                  -             2,936                 -
          2.710                  1,291            10,216             4,166              5,345            13,437                 -
          2.720                      -                 -                 -                  -                 -                 -
          2.745                      -                 -             1,472                659             3,332                 -
          2.750                      -                 -             2,704                  -               832                 -
          2.760                 31,209            11,677               501                  -             3,049                 -
          2.770                      -                 -                 -                  -                 -                 -
          2.795                    849                 -                 -                  -                 -                 -
          2.800                  3,348                 -            14,027              2,002            25,650                 -
          2.810                  4,860            10,272                 -                  -               568                 -
          2.820                      -                 -                 -                  -                 -                 -
          2.845                      -                 -             1,934                  -                 -                 -
          2.850                      -                 -               877                  -             1,315                 -
          2.860                  6,285            17,504                 -                  -               414                 -
          2.895                      -                 -             3,647                  -                 -                 -
          2.900                      -                 -               248                  -               688                 -
          2.910                      -               480             8,281              1,651            13,804                 -
          2.920                      -                 -                 -                  -                 -                 -
          2.950                      -                 -                 -                  -                 -                 -
          2.955                      -                 -                 -                  -                 -                 -
          2.960                  7,133               158               459                  -             2,962                 -
          2.995                      -                 -                 -                  -                 -                 -
          3.000                      -                 -                 -                  -                 -                 -
          3.010                      -            14,552             3,463                  -            13,375                 -
          3.045                      -                 -             1,576                  -                 -                 -
          3.050                      -                 -                 -                  -                 -                 -
          3.060                      -               672             5,793             18,828            10,232                 -
          3.070                      -                 -             1,080                  -                 -                 -


                                         JNL/Putnam       JNL/Putnam        JNL/Putnam         JNL/S&P         JNL/S&P
                      JNL/Putnam       International        Midcap        Value Equity     Core Index 50    Core Index 75
                    Equity Portfolio  Equity Portfolio Growth Portfolio     Portfolio        Portfolio        Portfolio
                    ----------------  ---------------- ----------------- ----------------  ---------------  ---------------
                    ----------------  ---------------- ----------------- ----------------  ---------------  ---------------
       M&E CLASS

         2.500                    -             3,750                 -                -                -                -
         2.505                    -                 -                 -                -                -                -
         2.510                  437            12,799            13,924              220                -                -
         2.520                    -                 -                 -                -                -                -
         2.545                    -             2,765                 -              158                -                -
         2.550                  591             3,254             4,673            1,567                -                -
         2.560                  593             2,732             4,197           10,114                -                -
         2.570                    -                 -                 -                -                -                -
         2.595                    -                 -                 -                -                -                -
         2.600                    -                 -                 -                -                -                -
         2.605                    -                 -                 -                -                -                -
         2.610                7,612            15,607            32,583           11,234                -                -
         2.620                    -                 -                 -                -                -                -
         2.645                    -                 -                 -                -                -                -
         2.650                  276                 -                 -              387                -                -
         2.660                  794             5,090             6,957              731                -                -
         2.670                    -                 -                 -                -                -                -
         2.680                    -                 -                 -                -                -                -
         2.695                    -                65                 -                -                -                -
         2.700                    -                 -                 -                -                -                -
         2.710                2,321             1,744             5,002              505                -                -
         2.720                    -                 -                 -                -                -                -
         2.745                    -               446             4,081                -                -                -
         2.750                    -               474             1,176              496                -                -
         2.760                  343               270                 -                -                -                -
         2.770                    -               742                 -                -                -                -
         2.795                    -                 -                 -                -                -                -
         2.800                    -               900                 -            1,501                -                -
         2.810                    -                 -            11,070                -                -                -
         2.820                    -                 -                 -                -                -                -
         2.845                    -                 -                 -                -                -                -
         2.850                    -                 -                 -              331                -                -
         2.860                  572                 -             1,416                -                -                -
         2.895                    -                 -                 -                -                -                -
         2.900                    -             1,200                 -                -                -                -
         2.910                  262               536             9,835            1,811                -                -
         2.920                    -                 -                 -                -                -                -
         2.950                    -                 -                 -                -                -                -
         2.955                    -                 -                 -                -                -                -
         2.960                    -            20,731                 -                -                -                -
         2.995                    -                 -                 -                -                -                -
         3.000                    -                 -                 -                -                -                -
         3.010                1,292             1,317             9,952              849                -                -
         3.045                    -                 -             2,068                -                -                -
         3.050                    -                 -                 -                -                -                -
         3.060                  986             9,306             2,736              429                -                -
         3.070                    -                 -                 -                -                -                -

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of accumulation units outstanding as of December 31, 2004:


                                                                                                                        JNL/
                            JNL/MCM           JNL/MCM       JNL/Oppenheimer                         JNL/PIMCO       PPM America
                          Value Line(R)         VIP          Global Growth    JNL/Oppenheimer     Total Return       High Yield
                         25 Portfolio        Portfolio         Portfolio      Growth Portfolio   Bond Portfolio    Bond Portfolio
                        ----------------  ----------------  ----------------  -----------------  ---------------- -----------------
                        ----------------  ----------------  ----------------  -----------------  ---------------- -----------------
        M&E CLASS

          3.095                       -                 -                 -                  -                 -                 -
          3.100                       -                 -                 -                  -                 -                 -
          3.110                       -                 -               181                  -             1,162                 -
          3.145                       -                 -                 -                  -                 -                 -
          3.150                     891                 -                 -                  -                 -                 -
          3.160                       -                 -                 -                  -                 -                 -
          3.200                       -                 -                 -                  -                 -                 -
          3.210                     194               267            11,345              3,032             1,152                 -
          3.250                       -                 -                 -                  -                 -                 -
          3.255                       -                 -                 -                  -                 -                 -
          3.260                       -                 -                 -                  -                 -                 -
          3.270                       -                 -                 -                  -                 -                 -
          3.310                       -                 -             1,745                  -                 -                 -
          3.350                       -                 -                 -                  -                 -                 -
          3.400                       -                 -                 -                  -                 -                 -
          3.410                       -                 -                 -                  -               512                 -
          3.450                       -                 -                 -                  -                 -                 -
          3.460                       -                 -                 -                  -                 -                 -
          3.500                       -                 -                 -                  -                 -                 -
          3.510                       -                 -                 -                  -                 -                 -
          3.560                       -                 -                 -                  -                 -                 -
          3.600                       -                 -                 -                  -                 -                 -
          3.610                       -                 -                 -                  -                 -                 -
          3.650                       -                 -                 -                  -                 -                 -
          3.660                       -                 -                 -                  -                 -                 -
          3.700                       -                 -                 -                  -                 -                 -
          3.710                       -                 -                 -                  -                 -                 -
          3.750                       -                 -                 -                  -                 -                 -
          3.760                       -                 -                 -                  -                 -                 -
          3.800                       -                 -                 -                  -                 -                 -
          3.860                       -                 -                 -                  -                 -                 -
          3.895                       -                 -                 -                  -                 -                 -
          4.000                       -                 -                 -                  -                 -                 -


 PERSPECTIVE
  Standard Benefit               98,574            52,965         3,005,389            641,935         4,242,668                 -
   Maximum Anniversary
     Value Benefit                    -                 -            13,421              6,826            12,866                 -
   Earnings Protection
     Benefits                         -                 -            27,026              9,156             8,547                 -
   Combined Optional
     Benefits                         -                 -             2,213                439             2,865                 -
                        ----------------  ----------------  ----------------  -----------------  ---------------- -----------------
                        ----------------  ----------------  ----------------  -----------------  ---------------- -----------------

          Total               2,890,178         1,942,541         8,904,078          2,626,713        17,735,976                 -
                        ================  ================  ================  =================  ================ =================
                        ================  ================  ================  =================  ================ =================


                                           JNL/Putnam        JNL/Putnam       JNL/Putnam         JNL/S&P          JNL/S&P
                         JNL/Putnam       International        Midcap        Value Equity     Core Index 50    Core Index 75
                       Equity Portfolio  Equity Portfolio Growth Portfolio     Portfolio        Portfolio        Portfolio
                       ----------------  ---------------- ----------------- ----------------  ---------------  ---------------
                       ----------------  ---------------- ----------------- ----------------  ---------------  ---------------
       M&E CLASS

         3.095                       -                 -                 -                -                -                -
         3.100                       -                 -                 -                -                -                -
         3.110                       -                 -                 -                -                -                -
         3.145                       -                 -                 -              592                -                -
         3.150                       -                 -                 -                -                -                -
         3.160                       -                 -                 -                -                -                -
         3.200                       -                 -                 -                -                -                -
         3.210                       -                 -                 -                -                -                -
         3.250                       -                 -                 -                -                -                -
         3.255                       -                 -                 -                -                -                -
         3.260                       -                 -                 -                -                -                -
         3.270                       -                 -                 -                -                -                -
         3.310                       -                 -                 -                -                -                -
         3.350                       -                 -                 -                -                -                -
         3.400                       -                 -                 -                -                -                -
         3.410                       -               250                 -                -                -                -
         3.450                       -                 -                 -                -                -                -
         3.460                       -                 -                 -                -                -                -
         3.500                       -                 -                 -                -                -                -
         3.510                       -                 -                 -                -                -                -
         3.560                       -                 -                 -                -                -                -
         3.600                       -                 -                 -                -                -                -
         3.610                       -                 -                 -                -                -                -
         3.650                       -                 -                 -                -                -                -
         3.660                       -                 -                 -                -                -                -
         3.700                       -                 -                 -                -                -                -
         3.710                       -                 -                 -                -                -                -
         3.750                       -                 -                 -                -                -                -
         3.760                       -                 -                 -                -                -                -
         3.800                       -                 -                 -                -                -                -
         3.860                       -                 -                 -                -                -                -
         3.895                       -                 -                 -                -                -                -
         4.000                       -                 -                 -                -                -                -


PERSPECTIVE
 Standard Benefit            7,556,994         4,007,666         1,831,950        9,322,367                -                -
  Maximum Anniversary
    Value Benefit                4,208             1,603             3,515           31,798                -                -
  Earnings Protection
    Benefits                    14,863            14,603            14,646           32,150                -                -
  Combined Optional
    Benefits                     1,060               149                30              910                -                -
                       ----------------  ---------------- ----------------- ----------------  ---------------  ---------------
                       ----------------  ---------------- ----------------- ----------------  ---------------  ---------------

         Total               7,955,832         5,919,986         3,758,705       11,118,066                -                -
                       ================  ================ ================= =================================  ===============

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of accumulation units outstanding as of December 31, 2004:


                                                                                   JNL/             JNL/
                        JNL/S&P         JNL/S&P Equity                         S&P Managed      S&P Managed           JNL/
                     Core Index 100       Aggressive       JNL/S&P Equity       Aggressive     Conservative       S&P Managed
                       Portfolio      Growth Portfolio I  Growth Portfolio I Growth Portfolio    Portfolio      Growth Portfolio
                     ---------------  ------------------- ------------------ ---------------- ----------------  -----------------
                     ---------------  ------------------- ------------------ ---------------- ----------------  -----------------
 M&E CLASS

         1.000                    -                    -                  -           70,370                -                  -
         1.100                    -                    -                  -                -            6,786                  -
         1.150                    -                    -                  -        4,465,744           57,845          6,967,087
         1.250                    -                    -                  -          736,917          134,449          1,351,133
         1.300                    -                    -                  -        1,603,199                -          3,586,497
         1.350                    -                    -                  -           44,728                -                  -
         1.395                    -                    -                  -                -                -                  -
         1.400                    -                    -                  -        1,399,460                -          2,148,491
         1.420                    -                    -                  -                -                -                  -
         1.450                    -                    -                  -          445,283                -            742,134
         1.500                    -                    -                  -        2,477,770            7,172          3,979,383
         1.545                    -                    -                  -          403,276            1,797            707,851
         1.550                    -                    -                  -          156,326           26,106            318,123
         1.560                    -                    -                  -                -                -                  -
         1.570                    -                    -                  -           62,725                -            263,509
         1.575                    -                    -                  -                -                -                  -
         1.600                    -                    -                  -          961,605           10,460          2,186,951
         1.605                    -                    -                  -                -                -                  -
         1.630                    -                    -                  -                -                -                  -
         1.645                    -                    -                  -           53,413                -             55,316
         1.650                    -                    -                  -          522,709          110,847            955,395
         1.660                    -                    -                  -                -                -                  -
         1.670                    -                    -                  -           25,641            1,358              4,880
         1.695                    -                    -                  -          133,412            1,904            503,505
         1.700                    -                    -                  -          742,983           75,180          1,508,476
         1.710                    -                    -                  -        2,359,177           18,437          4,030,819
         1.720                    -                    -                  -           70,669                -            106,235
         1.725                    -                    -                  -                -                -                  -
         1.745                    -                    -                  -                -                -                  -
         1.750                    -                    -                  -          700,931                -          1,136,452
         1.760                    -                    -                  -                -              739              4,584
         1.795                    -                    -                  -           88,597                -            141,102
         1.800                    -                    -                  -          360,953           30,062          1,250,452
         1.810                    -                    -                  -          244,263          129,487            554,010
         1.820                    -                    -                  -           61,414                -             65,225
         1.825                    -                    -                  -                -                -                  -
         1.845                    -                    -                  -          133,837                -            217,716
         1.850                    -                    -                  -          135,933           24,604            399,894
         1.860                    -                    -                  -        1,363,476            2,989          2,092,735
         1.870                    -                    -                  -            2,429                -                741
         1.895                    -                    -                  -          168,810                -            311,736
         1.900                    -                    -                  -          212,797           14,144            668,014
         1.910                    -                    -                  -                -                -                  -
         1.920                    -                    -                  -           20,624                -             69,720
         1.945                    -                    -                  -           44,599           17,089             18,215
         1.950                    -                    -                  -           92,894           20,214            718,229
         1.955                    -                    -                  -              211                -                  -


                                                                                                                    JNL/Salomon
                       JNL/               JNL/                                                                        Brothers
                   S&P Managed         S&P Managed           JNL/S&P            JNL/Salomon         JNL/Salomon    U.S. Government
                     Moderate           Moderate         Very Aggressive       Brothers High      Brothers Strategic  & Quality
                    Portfolio        Growth Portfolio  Growth Portfolio I   Yield Bond Portfolio  Bond Portfolio   Bond Portfolio
                 -----------------  ------------------ -------------------- --------------------  ---------------- ---------------
                 -----------------  ------------------ -------------------- --------------------  ---------------- ---------------
 M&E CLASS

         1.000                  -                   -                    -                9,293             6,348          14,991
         1.100              5,662              39,292                    -                6,749             6,790           7,486
         1.150             23,172           3,890,113                    -            1,550,840           605,354         658,715
         1.250            211,053             840,169                    -              182,911           136,009         138,715
         1.300                  -           2,550,103                    -              559,837           249,858         442,983
         1.350                  -                   -                    -               19,988            12,694           4,682
         1.395                  -                   -                    -                    -                 -               -
         1.400              4,690           1,125,083                    -              410,250           136,592         225,944
         1.420                  -                   -                    -                    -             3,700               -
         1.450                  -             583,823                    -              255,826            66,874         127,677
         1.500            133,708           1,517,827                    -              695,080           336,271         325,520
         1.545             17,830             330,115                    -               96,607            55,467          50,258
         1.550              4,369             232,780                    -               80,729            21,949          16,693
         1.560                  -                   -                    -              162,480                 -               -
         1.570                  -             156,987                    -               24,034            11,512          18,666
         1.575                  -                   -                    -                    -                 -               -
         1.600              5,613           1,427,421                    -              367,818           258,641         166,885
         1.605                  -                   -                    -                    -                 -               -
         1.630                  -                   -                    -                    -               123               -
         1.645                  -              35,991                    -                2,453             3,270           2,098
         1.650            197,807             992,804                    -              234,749           231,461         154,408
         1.660                  -              90,395                    -               15,652                 -               -
         1.670                 39              13,699                    -                4,601             7,677             434
         1.695              1,031             170,263                    -               60,525            29,560          32,264
         1.700             43,635             845,092                    -              302,067           119,958          85,732
         1.710             28,880           2,873,656                    -              878,686           330,189         429,398
         1.720                  -             134,435                    -               10,961             2,705          16,319
         1.725                  -                   -                    -                    -                 -               -
         1.745                  -                   -                    -                    -                 -               -
         1.750              1,331             535,125                    -              141,640            67,080          89,740
         1.760                650                   -                    -                8,672             5,545           3,884
         1.795                  -             119,978                    -               42,120            17,242          18,565
         1.800             29,050             797,187                    -              115,286            69,406          61,017
         1.810             74,893             610,776                    -              437,256            73,684          44,717
         1.820                  -              27,121                    -                5,208             1,603           6,680
         1.825                  -                   -                    -                    -                 -               -
         1.845                  -             204,097                    -              133,298            16,295          36,329
         1.850             22,558             167,584                    -               32,224            27,066          24,645
         1.860              2,703           1,426,480                    -              373,769           128,050         228,413
         1.870                  -                 431                    -                5,884             8,188               -
         1.895              1,805             205,747                    -               61,038            30,412          32,246
         1.900             31,853             513,416                    -              132,946            52,088          54,225
         1.910                  -                   -                    -               76,121                 -               -
         1.920                  -              15,979                    -               28,830             3,624           3,283
         1.945             14,775              25,166                    -                3,761             2,206           3,993
         1.950                192             302,114                    -               60,097            34,165          29,687
         1.955                  -                   -                    -                1,210             1,294           1,015

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of accumulation units outstanding as of December 31, 2004:


                                                                                  JNL/             JNL/
                        JNL/S&P         JNL/S&P Equity                       S&P Managed      S&P Managed             JNL/
                     Core Index 100       Aggressive       JNL/S&P Equity       Aggressive     Conservative       S&P Managed
                       Portfolio      Growth Portfolio I  Growth Portfolio I Growth Portfolio    Portfolio      Growth Portfolio
                     ---------------  ------------------- ------------------ ---------------- ----------------  -----------------
                     ---------------  ------------------- ------------------ ---------------- ----------------  -----------------
        M&E CLASS

         1.960                    -                    -                  -          760,158            5,961          1,547,986
         1.970                    -                    -                  -              565                -             12,389
         1.995                    -                    -                  -           91,907            4,908            166,718
         2.000                    -                    -                  -          146,694           26,560            304,620
         2.005                    -                    -                  -                -                -                  -
         2.010                    -                    -                  -           59,908            2,889            286,993
         2.020                    -                    -                  -            4,394                -             66,207
         2.045                    -                    -                  -           26,916              153             38,108
         2.050                    -                    -                  -          391,537            2,808            712,536
         2.060                    -                    -                  -        1,004,055           37,823          1,315,143
         2.070                    -                    -                  -            8,216                -             31,306
         2.095                    -                    -                  -           53,388              194            107,639
         2.100                    -                    -                  -           42,367            6,019            122,563
         2.110                    -                    -                  -           58,226              249            144,542
         2.120                    -                    -                  -            2,836                -             14,742
         2.145                    -                    -                  -           63,578                -            152,594
         2.150                    -                    -                  -          254,434            2,091            511,545
         2.160                    -                    -                  -          460,242            2,185            884,609
         2.170                    -                    -                  -            5,976                -                 67
         2.195                    -                    -                  -           55,319            5,030            153,479
         2.200                    -                    -                  -           94,130            1,761             45,159
         2.210                    -                    -                  -          118,044          100,948            245,184
         2.220                    -                    -                  -           46,854                -             13,326
         2.245                    -                    -                  -            1,927                -             19,100
         2.250                    -                    -                  -           95,786            4,722            230,773
         2.260                    -                    -                  -          329,361            1,437            652,591
         2.270                    -                    -                  -           37,302                -              9,105
         2.280                    -                    -                  -                -                -                  -
         2.295                    -                    -                  -           53,672                -            122,720
         2.300                    -                    -                  -          128,694           10,814            339,891
         2.305                    -                    -                  -            1,355                -                  -
         2.310                    -                    -                  -          238,472                -            374,577
         2.320                    -                    -                  -            5,301                -              5,404
         2.345                    -                    -                  -            5,459            6,604             54,826
         2.350                    -                    -                  -           70,697            1,909            154,043
         2.360                    -                    -                  -          128,278            1,865            230,819
         2.370                    -                    -                  -                -                -              6,071
         2.395                    -                    -                  -            9,380            2,742             48,149
         2.400                    -                    -                  -            6,892            2,115             19,683
         2.405                    -                    -                  -                -                -                  -
         2.410                    -                    -                  -          180,836           43,146             83,705
         2.420                    -                    -                  -              262                -                  -
         2.445                    -                    -                  -            4,961                -            119,455
         2.450                    -                    -                  -           97,850            4,855            356,733
         2.460                    -                    -                  -          123,534           13,816            155,301
         2.470                    -                    -                  -              601                -             17,535
         2.495                    -                    -                  -            1,446                -              1,537


                                                                                                                     JNL/Salomon
                        JNL/               JNL/                                                                        Brothers
                    S&P Managed         S&P Managed           JNL/S&P            JNL/Salomon         JNL/Salomon    U.S. Government
                      Moderate           Moderate         Very Aggressive       Brothers High      Brothers Strategic  & Quality
                     Portfolio        Growth Portfolio  Growth Portfolio I   Yield Bond Portfolio  Bond Portfolio   Bond Portfolio
                  -----------------  ------------------ -------------------- --------------------  ---------------- ---------------
                  -----------------  ------------------ -------------------- --------------------  ---------------- ---------------
        M&E CLASS

         1.960                 156             557,655                    -              754,595            73,406         120,766
         1.970                   -               6,578                    -                  807               238             278
         1.995                   -             231,495                    -               47,649            15,417          28,126
         2.000              69,955             274,928                    -               60,963            18,013          12,855
         2.005                   -                   -                    -                    -                 -               -
         2.010                 586             101,736                    -              193,071            29,801          14,574
         2.020                   -             119,581                    -                3,876             2,089           1,308
         2.045              28,175              33,374                    -               15,268             6,207           4,909
         2.050              16,012             345,178                    -               75,399            41,321          39,252
         2.060              82,507             681,397                    -              680,730            86,420          73,148
         2.070                   -              28,148                    -                1,375               837               -
         2.095                   -             126,131                    -               76,542             6,628           6,973
         2.100              93,266             190,536                    -               17,663             9,553          11,260
         2.110               1,640              79,534                    -              102,780             9,984           6,459
         2.120                   -               4,169                    -                5,084               727           4,998
         2.145              14,525             104,905                    -               20,415             5,483          36,693
         2.150              24,808             216,293                    -               54,212            28,937          21,828
         2.160               1,666             629,686                    -              118,300            56,205          50,453
         2.170                   -               1,463                    -                  265               104               -
         2.195               4,982              55,588                    -               10,075             6,787           1,822
         2.200              22,570             136,381                    -               12,011             3,950           3,211
         2.210             101,969             288,516                    -               87,238            33,471          40,864
         2.220                   -               6,435                    -                  708               274             140
         2.245                   -               3,137                    -                2,414             1,566           1,047
         2.250               8,561              75,995                    -               23,937             9,724           2,776
         2.260               7,640             526,278                    -              161,053            34,828          35,299
         2.270                   -               3,685                    -                  340                 -               -
         2.280                   -                   -                    -                  108                 -               -
         2.295                   -              62,735                    -                3,762             4,312           9,509
         2.300              38,288             240,567                    -               48,604            21,914          40,175
         2.305                   -                   -                    -                  639                 -               -
         2.310                 748             150,363                    -               23,289            13,472           7,861
         2.320                   -               1,809                    -                    -               311               -
         2.345                 361              21,819                    -                2,521               598               -
         2.350               7,600              67,582                    -               46,273             1,615           2,202
         2.360               9,825             241,119                    -               60,019            17,520          11,756
         2.370                   -               2,300                    -                1,542               195             228
         2.395                 729              33,223                    -               15,296             2,920           3,688
         2.400              13,168               1,934                    -                4,528               308             716
         2.405                   -                   -                    -                    -                 -               -
         2.410                   -              34,251                    -                8,217             2,556             755
         2.420                 680               1,031                    -                    -                 -               -
         2.445                   -              24,770                    -                3,550             3,397           1,723
         2.450               7,784             286,748                    -               20,586            15,272          25,300
         2.460              48,274              92,410                    -               15,893             4,874           8,023
         2.470                   -              45,906                    -                3,019             2,083           1,253
         2.495                   -               4,577                    -                    -                 -               -

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of accumulation units outstanding as of December 31, 2004:



                                                                                  JNL/             JNL/
                         JNL/S&P         JNL/S&P Equity                       S&P Managed      S&P Managed             JNL/
                      Core Index 100       Aggressive       JNL/S&P Equity       Aggressive     Conservative       S&P Managed
                        Portfolio      Growth Portfolio I  Growth Portfolio I Growth Portfolio    Portfolio      Growth Portfolio
                      ---------------  ------------------- ------------------ ---------------- ----------------  -----------------
                      ---------------  ------------------- ------------------ ---------------- ----------------  -----------------
        M&E CLASS

         2.500                     -                    -                  -           19,920                -             20,790
         2.505                     -                    -                  -                -                -                  -
         2.510                     -                    -                  -           70,463            1,509            172,698
         2.520                     -                    -                  -              133            4,056              3,947
         2.545                     -                    -                  -            3,708                -             37,152
         2.550                     -                    -                  -           47,793                -             43,317
         2.560                     -                    -                  -           96,396            8,745            114,811
         2.570                     -                    -                  -            3,906                -              8,313
         2.595                     -                    -                  -            2,318                -              3,693
         2.600                     -                    -                  -            1,530            9,287              3,003
         2.605                     -                    -                  -                -                -                  -
         2.610                     -                    -                  -          173,883            9,252            418,842
         2.620                     -                    -                  -           11,717                -                  -
         2.645                     -                    -                  -           14,384                -             16,125
         2.650                     -                    -                  -           67,819                -             66,274
         2.660                     -                    -                  -          206,374           40,887             75,124
         2.670                     -                    -                  -                -                -             14,189
         2.680                     -                    -                  -                -                -                  -
         2.695                     -                    -                  -           10,928                -              2,469
         2.700                     -                    -                  -            2,834           11,091                  -
         2.710                     -                    -                  -           46,728            9,130             37,521
         2.720                     -                    -                  -                -                -              5,722
         2.745                     -                    -                  -           10,203                -              8,629
         2.750                     -                    -                  -            3,739                -              7,281
         2.760                     -                    -                  -           10,669            9,935             18,711
         2.770                     -                    -                  -            2,554                -              7,397
         2.795                     -                    -                  -                -                -                  -
         2.800                     -                    -                  -                -                -             61,597
         2.810                     -                    -                  -          105,396                -             96,667
         2.820                     -                    -                  -                -                -              1,937
         2.845                     -                    -                  -            1,724                -                316
         2.850                     -                    -                  -           33,795                -                  -
         2.860                     -                    -                  -              376                -             36,386
         2.895                     -                    -                  -                -                -                457
         2.900                     -                    -                  -                -                -                  -
         2.910                     -                    -                  -            7,566                -             52,929
         2.920                     -                    -                  -                -                -                  -
         2.950                     -                    -                  -                -                -                  -
         2.955                     -                    -                  -                -                -                  -
         2.960                     -                    -                  -                -              138             20,268
         2.995                     -                    -                  -                -                -                  -
         3.000                     -                    -                  -                -                -                  -
         3.010                     -                    -                  -            7,171                -             41,589
         3.045                     -                    -                  -                -                -                  -
         3.050                     -                    -                  -                -                -             11,706
         3.060                     -                    -                  -                -                -             39,349
         3.070                     -                    -                  -                -                -                  -



                                                                                                                    JNL/Salomon
                       JNL/               JNL/                                                                        Brothers
                   S&P Managed         S&P Managed           JNL/S&P            JNL/Salomon         JNL/Salomon    U.S. Government
                     Moderate           Moderate         Very Aggressive       Brothers High      Brothers Strategic  & Quality
                    Portfolio        Growth Portfolio  Growth Portfolio I   Yield Bond Portfolio  Bond Portfolio   Bond Portfolio
                 -----------------  ------------------ -------------------- --------------------  ---------------- ---------------
                 -----------------  ------------------ -------------------- --------------------  ---------------- ---------------
     M&E CLASS

      2.500                     -              13,314                    -                2,201             3,242           2,882
      2.505                     -                   -                    -                    -                 -               -
      2.510                14,636             105,761                    -               39,109            14,490           4,079
      2.520                 3,476              12,526                    -                    -                 -               -
      2.545                     -               2,889                    -                  382             1,829             371
      2.550                 2,647              92,456                    -               16,079             2,874           7,619
      2.560                42,882              57,041                    -               29,217            14,536           6,908
      2.570                     -                   -                    -                    -                 -               -
      2.595                15,834                   -                    -                5,909             1,281           1,382
      2.600                 1,696               7,169                    -                7,698             4,107           2,530
      2.605                     -                   -                    -                    -                 -               -
      2.610                     -             368,038                    -               54,133            26,412          16,979
      2.620                     -                   -                    -                    -                 -               -
      2.645                 7,015              11,948                    -                    -                 -               -
      2.650                     -              61,407                    -               20,997             4,503             545
      2.660                 7,307              91,703                    -               67,759            11,145           5,256
      2.670                     -                   -                    -                    -                 -               -
      2.680                     -                   -                    -                    -                 -               -
      2.695                     -                   -                    -                  773               558             244
      2.700                 4,739              19,786                    -                    -               156               -
      2.710                 6,874             132,009                    -                9,247             1,705           8,591
      2.720                     -                   -                    -                    -                 -               -
      2.745                     -              21,428                    -                2,121               741               -
      2.750                     -               5,151                    -                  479               859             369
      2.760                 4,428               1,131                    -                8,348               285             600
      2.770                     -               2,468                    -                    -                 -               -
      2.795                13,676               2,007                    -                    -                 -               -
      2.800                     -              49,410                    -               22,737            14,372           7,409
      2.810                     -              59,261                    -                5,535                 -               -
      2.820                     -               5,807                    -                    -                 -               -
      2.845                 5,287                 492                    -                    -                 -               -
      2.850                     -               8,752                    -                  150               342           1,099
      2.860                22,956               6,027                    -                  453               288               -
      2.895                     -               4,681                    -                    -                 -               -
      2.900                     -               8,121                    -                1,332                99             174
      2.910                     -              30,096                    -               27,673             4,377           4,455
      2.920                     -                   -                    -                    -                 -               -
      2.950                     -                   -                    -                    -                 -               -
      2.955                     -                   -                    -                    -                 -               -
      2.960                   648              35,613                    -                2,095             1,546               -
      2.995                     -                   -                    -                    -                 -               -
      3.000                     -                   -                    -                    -                 -               -
      3.010                     -               9,020                    -                3,663             1,295           1,033
      3.045                     -               1,026                    -                    -                 -               -
      3.050                     -                   -                    -                    -                 -               -
      3.060                     -               7,500                    -                3,007                 -             538
      3.070                     -                   -                    -                    -                 -               -

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of accumulation units outstanding as of December 31, 2004:


                                                                                    JNL/             JNL/
                          JNL/S&P         JNL/S&P Equity                       S&P Managed      S&P Managed             JNL/
                       Core Index 100       Aggressive       JNL/S&P Equity       Aggressive     Conservative       S&P Managed
                         Portfolio      Growth Portfolio I  Growth Portfolio I Growth Portfolio    Portfolio      Growth Portfolio
                       ---------------  ------------------- ------------------ ---------------- ----------------  -----------------
                       ---------------  ------------------- ------------------ ---------------- ----------------  -----------------
        M&E CLASS

         3.095                      -                    -                  -                -                -                  -
         3.100                      -                    -                  -                -                -                  -
         3.110                      -                    -                  -                -                -                  -
         3.145                      -                    -                  -                -                -                  -
         3.150                      -                    -                  -                -                -             14,160
         3.160                      -                    -                  -                -                -             13,821
         3.200                      -                    -                  -                -                -              1,354
         3.210                      -                    -                  -              469                -                460
         3.250                      -                    -                  -                -                -                  -
         3.255                      -                    -                  -                -                -                  -
         3.260                      -                    -                  -                -                -                  -
         3.270                      -                    -                  -                -                -                  -
         3.310                      -                    -                  -                -                -                  -
         3.350                      -                    -                  -                -                -                  -
         3.400                      -                    -                  -                -                -                  -
         3.410                      -                    -                  -                -                -                  -
         3.450                      -                    -                  -                -                -                  -
         3.460                      -                    -                  -                -                -                  -
         3.500                      -                    -                  -                -                -                  -
         3.510                      -                    -                  -                -                -                  -
         3.560                      -                    -                  -                -                -                  -
         3.600                      -                    -                  -                -                -                  -
         3.610                      -                    -                  -                -                -                  -
         3.650                      -                    -                  -                -                -                  -
         3.660                      -                    -                  -                -                -                  -
         3.700                      -                    -                  -                -                -                  -
         3.710                      -                    -                  -                -                -                  -
         3.750                      -                    -                  -                -                -                  -
         3.760                      -                    -                  -                -                -                  -
         3.800                      -                    -                  -                -                -                  -
         3.860                      -                    -                  -                -                -                  -
         3.895                      -                    -                  -                -                -                  -
         4.000                      -                    -                  -                -                -                  -


 PERSPECTIVE
  Standard Benefit                  -                    -                  -       19,109,930           71,772         20,710,782
   Maximum Anniversary
     Value Benefit                  -                    -                  -           52,573                -            135,912
   Earnings Protection
     Benefits                       -                    -                  -          133,172                -            124,357
   Combined Optional
     Benefits                       -                    -                  -            7,786                -            215,690
                       ---------------  ------------------- ------------------ ---------------- ----------------  -----------------
                       ---------------  ------------------- ------------------ ---------------- ----------------  -----------------

          Total                     -                    -                  -       45,906,942        1,161,075         69,609,828
                       ===============  =================== ================== ================ ================  =================
                       ===============  =================== ================== ================ ================  =================


                                                                                                                       JNL/Salomon
                            JNL/             JNL/                                                                        Brothers
                        S&P Managed      S&P Managed           JNL/S&P            JNL/Salomon         JNL/Salomon    U.S. Government
                          Moderate        Moderate         Very Aggressive       Brothers High      Brothers Strategic  & Quality
                         Portfolio     Growth Portfolio  Growth Portfolio I   Yield Bond Portfolio  Bond Portfolio   Bond Portfolio
                      ---------------  ---------------- -------------------- --------------------  ---------------- ---------------
                      ---------------  ---------------- -------------------- --------------------  ---------------- ---------------
        M&E CLASS

         3.095                     -                 -                    -                    -                 -               -
         3.100                     -                 -                    -                    -                 -               -
         3.110                     -                 -                    -                1,089                 -               -
         3.145                     -               878                    -                    -                 -               -
         3.150                     -                 -                    -                    -                 -               -
         3.160                     -            18,599                    -                  771                 -               -
         3.200                     -                 -                    -                    -                 -               -
         3.210                     -                 -                    -                    -                 -               -
         3.250                     -                 -                    -                    -                 -               -
         3.255                     -                 -                    -                    -                 -               -
         3.260                     -                 -                    -                    -                 -               -
         3.270                     -                 -                    -                    -                 -               -
         3.310                     -                 -                    -                    -                 -               -
         3.350                     -                 -                    -                    -                 -               -
         3.400                     -                 -                    -                    -                 -               -
         3.410                     -                 -                    -                    -               138             324
         3.450                     -                 -                    -                    -                 -               -
         3.460                     -                 -                    -                    -                 -               -
         3.500                     -                 -                    -                    -                 -               -
         3.510                     -                 -                    -                    -                 -               -
         3.560                     -                 -                    -                    -                 -               -
         3.600                     -                 -                    -                    -                 -               -
         3.610                     -                 -                    -                    -                 -               -
         3.650                     -                 -                    -                    -                 -               -
         3.660                     -                 -                    -                    -                 -               -
         3.700                     -                 -                    -                    -                 -               -
         3.710                     -                 -                    -                    -                 -               -
         3.750                     -                 -                    -                    -                 -               -
         3.760                     -                 -                    -                    -                 -               -
         3.800                     -                 -                    -                    -                 -               -
         3.860                     -                 -                    -                    -                 -               -
         3.895                     -                 -                    -                    -                 -               -
         4.000                     -                 -                    -                    -                 -               -


 PERSPECTIVE
  Standard Benefit            69,721        13,786,659                    -            9,523,409         3,129,554       6,692,121
   Maximum Anniversary
     Value Benefit                 -            70,171                    -               23,041             4,048          40,155
   Earnings Protection
     Benefits                      -            94,890                    -               22,145            14,383          37,109
   Combined Optional
     Benefits                      -            20,553                    -                4,941             1,046           2,972
                      ---------------  ---------------- -------------------- --------------------  ---------------- ---------------
                      ---------------  ---------------- -------------------- --------------------  ---------------- ---------------

          Total            1,687,596          44,168,983                    -           20,282,605         7,004,478      11,036,279
                      ===============  ================== ==================== ====================  ================ ==============

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of accumulation units outstanding as of December 31, 2004:


                               JNL/            JNL/Select        JNL/Select         JNL/             JNL/
                          Select Balanced       Global          Large Cap       Select Money     Select Value
                             Portfolio     Growth Portfolio   Growth Portfolio Market Portfolio   Portfolio
                          ---------------- -----------------  ---------------  ---------------- ---------------
                          ---------------- -----------------  ---------------  ---------------- ---------------
 M&E CLASS

         1.000                      2,359                 -            2,275           236,527           7,728
         1.100                          -                 -                -                 -               -
         1.150                    947,051               342          235,022           555,348         342,287
         1.250                    285,825             6,566           18,955           204,735         120,006
         1.300                    542,978               405           68,972           238,182         125,933
         1.350                     10,125                 -                -                 -          11,774
         1.395                          -                 -           68,159                 -               -
         1.400                    406,653               458           55,817           101,980          80,547
         1.420                      6,080                 -                -                 -               -
         1.450                    115,394             1,459           33,000            47,302          57,418
         1.500                    341,438               886           58,777           122,232         191,342
         1.545                     49,577               388           21,339            76,292          22,006
         1.550                     36,532             1,514            2,171            43,152          19,807
         1.560                          -                 -           16,619                 -               -
         1.570                     15,516                 -            5,757            33,004           2,432
         1.575                          -                 -                -                 -               -
         1.600                    280,838             4,478          115,676           102,563         159,276
         1.605                          -                 -                -                 -               -
         1.630                        204                 -                -                 -             144
         1.645                      6,250                 -                -                 -           2,317
         1.650                    115,201               114           41,693            55,969         174,578
         1.660                          -                 -                -           156,936               -
         1.670                      8,396                 -                -             5,223             543
         1.695                     66,934                 -           84,545            21,190          19,798
         1.700                    149,907             4,077           29,322            77,098          46,918
         1.710                    560,842             2,096          114,531           378,910         217,675
         1.720                     13,421                 -            3,497             3,497               -
         1.725                          -                 -                -                 -               -
         1.745                          -                 -                -                 -               -
         1.750                     95,458               262           15,471           208,610          40,228
         1.760                        725                 -            1,932            12,734               -
         1.795                     29,211                 -            6,202             9,142          10,841
         1.800                    219,089               292           20,053            92,029          38,929
         1.810                     91,501             3,827            9,327           154,033          49,440
         1.820                      6,358                 -              707               982               -
         1.825                          -                 -                -                 -               -
         1.845                     42,174                 -            9,998            63,542          12,348
         1.850                     64,484             1,119            3,955            16,422          17,333
         1.860                    244,818             5,040           83,244           219,326         128,590
         1.870                     11,711                 -                -             2,534             165
         1.895                     57,820                 -           11,084             8,665          30,217
         1.900                     79,554               573           11,869            39,870          28,734
         1.910                          -                 -                -            68,238               -
         1.920                     11,453                 -            1,111             6,375           2,349
         1.945                      4,896                 -              254             2,130           1,771
         1.950                     27,267               537           17,336            14,636          28,459
         1.955                        362                 -                -                 -               -


                        JNL/T. Rowe       JNL/T. Rowe         JNL/
                    Price Established   Price Mid-Cap     T. Rowe Price
                    Growth Portfolio    Growth Portfolio Value Portfolio
                    ------------------  ---------------  ----------------
                    ------------------  ---------------  ----------------
 M&E CLASS

         1.000                  1,982           18,034            46,459
         1.100                      -            1,326                 -
         1.150                589,795          612,453         1,591,333
         1.250                 97,798          113,077           374,852
         1.300                272,815          224,342           865,635
         1.350                      -                -                 -
         1.395                      -                -                 -
         1.400                220,503          149,051           635,682
         1.420                      -            2,189            11,005
         1.450                 64,981           65,787           165,555
         1.500                311,131          223,821           734,379
         1.545                 61,193           44,442           126,107
         1.550                 20,730           32,413           108,413
         1.560                  2,488           14,241             2,019
         1.570                 12,828           12,478            57,169
         1.575                      -                -                 -
         1.600                157,254          167,194           629,686
         1.605                      -                -                 -
         1.630                      -               36               181
         1.645                  4,495            1,874            12,890
         1.650                109,619          151,888           266,560
         1.660                 13,500            4,250                 -
         1.670                  3,444            2,017            22,643
         1.695                 47,811           29,980            97,255
         1.700                 88,660           95,024           273,630
         1.710                550,947          350,424           963,135
         1.720                  7,622           11,245            22,093
         1.725                      -                -                 -
         1.745                      -                -                 -
         1.750                 65,998           38,384           179,030
         1.760                      -                -             3,773
         1.795                 25,786           15,084            44,069
         1.800                 49,354           54,779           162,318
         1.810                 71,277           57,456           145,544
         1.820                  6,028            6,159            36,169
         1.825                      -                -                 -
         1.845                 23,915           15,749            77,830
         1.850                 13,719           10,765            35,151
         1.860                143,503          186,102           543,230
         1.870                    591              680             6,986
         1.895                 20,934           17,713           114,198
         1.900                 37,980           38,122           101,495
         1.910                      -                -            22,952
         1.920                  7,486            3,366            19,339
         1.945                  2,917            3,574             8,282
         1.950                 39,654           28,714           134,961
         1.955                      -              582             1,365

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of accumulation units outstanding as of December 31, 2004:

                               JNL/            JNL/Select        JNL/Select         JNL/             JNL/
                          Select Balanced       Global          Large Cap       Select Money     Select Value
                             Portfolio     Growth Portfolio   Growth Portfolio Market Portfolio   Portfolio
                          ---------------- -----------------  ---------------  ---------------- ---------------
                          ---------------- -----------------  ---------------  ---------------- ---------------
       M&E CLASS

         1.960                    134,124             4,632           69,043           124,878          38,183
         1.970                      1,224                 -                -             4,414             618
         1.995                     43,421                 -            6,676            34,261          18,494
         2.000                     31,743                 -           11,168            22,352          28,886
         2.005                          -                 -                -                 -               -
         2.010                     21,952                 -           15,049            55,039          11,089
         2.020                      1,611             2,478            6,313             6,040           1,545
         2.045                      5,850                 -            2,245             8,337           4,908
         2.050                     45,812               996           43,450            44,722          29,982
         2.060                    209,019             2,445           14,886           140,976          83,139
         2.070                        276                 -                -                 -               -
         2.095                     17,803                 -            6,921            12,915           1,985
         2.100                      3,258                59           15,626             4,081           2,527
         2.110                     21,389               116            3,889            12,092          13,124
         2.120                      1,515                 -              316             8,166             371
         2.145                      7,894                 -            2,359             1,825           5,992
         2.150                     19,938                50            7,504            25,564          12,385
         2.160                     94,289               457           26,979            86,185          43,954
         2.170                      9,107                 -            1,902                 -             327
         2.195                      5,560                 -            2,020             2,097           4,151
         2.200                     11,704             1,033            1,777            20,462           1,897
         2.210                     57,823               956           19,939            36,433          12,415
         2.220                      3,441                 -                -               297             212
         2.245                      2,594             1,070                -             6,925           2,523
         2.250                      4,075                 -            3,960             4,673           7,653
         2.260                     47,777               680           12,758            83,928          50,703
         2.270                        791                 -                -                 -               -
         2.280                          -                 -                -                 -               -
         2.295                     12,197                 -            4,206               965           2,148
         2.300                     51,763             1,929            6,259            68,460          22,440
         2.305                        755                 -                -                 -               -
         2.310                     18,767             4,931            5,411            32,054          17,850
         2.320                          -                 -            1,132                 -               -
         2.345                      9,018                 -            2,296                 -               -
         2.350                      6,018                61              405                 -           3,417
         2.360                     16,603             2,747            4,643            73,170          11,100
         2.370                      1,065                 -                -               146             458
         2.395                      1,737                 -                7             7,474           8,453
         2.400                        847                74                -               450              87
         2.405                          -                 -                -                 -               -
         2.410                      3,916                99              837             4,754           6,888
         2.420                          -                 -                -                 -               -
         2.445                      1,806                 -            1,970                 -           1,581
         2.450                     21,669               259            1,162            27,768           4,350
         2.460                      8,233             1,051                -            10,015           4,029
         2.470                        313                 -                -                 -           1,285
         2.495                          -                78              652                 -               -


                        JNL/T. Rowe       JNL/T. Rowe         JNL/
                    Price Established   Price Mid-Cap     T. Rowe Price
                    Growth Portfolio    Growth Portfolio Value Portfolio
                    ------------------  ---------------  ----------------
                    ------------------  ---------------  ----------------
      M&E CLASS

        1.960                 104,596          130,167           421,158
        1.970                     184              430             2,197
        1.995                  15,039           13,774            54,012
        2.000                   6,818           25,117            84,281
        2.005                       -                -                 -
        2.010                  31,427           21,141            81,132
        2.020                   2,843            5,607            16,170
        2.045                   4,352            3,936            15,448
        2.050                  21,832           41,128           151,803
        2.060                 100,210           64,393           252,047
        2.070                   1,327              798                 -
        2.095                  14,950           11,404            48,253
        2.100                   2,385           12,604            45,219
        2.110                  11,831           12,599            41,353
        2.120                   2,217              859             7,006
        2.145                   5,410            9,017            33,306
        2.150                   7,768            9,436            57,161
        2.160                  65,739           57,618           163,282
        2.170                     158              850               249
        2.195                   3,376            5,583            10,644
        2.200                   1,392            7,459            25,764
        2.210                  21,735           26,694           113,781
        2.220                     287            2,249             1,656
        2.245                   1,485            2,102             8,186
        2.250                  10,050            9,781            16,392
        2.260                  52,795           70,243           191,801
        2.270                     447              240             2,067
        2.280                       -               62                 -
        2.295                   4,431            4,639            14,339
        2.300                  13,734           29,450            61,565
        2.305                     890              265                 -
        2.310                  20,570           23,289            20,890
        2.320                     406                -               573
        2.345                   1,588            1,089             5,844
        2.350                   3,405              968            11,726
        2.360                  34,797           24,325            74,164
        2.370                     729              678             1,612
        2.395                   2,559            3,635             4,585
        2.400                   2,554              152             7,895
        2.405                       -                -                 -
        2.410                   5,121            4,243            10,857
        2.420                       -                -                 -
        2.445                   2,386            6,597             7,418
        2.450                   6,907            9,304            38,432
        2.460                  15,343            8,272            35,138
        2.470                   2,390              778             4,243
        2.495                   1,854            1,289             3,578

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of accumulation units outstanding as of December 31, 2004:


                               JNL/            JNL/Select        JNL/Select         JNL/             JNL/
                          Select Balanced       Global          Large Cap       Select Money     Select Value
                             Portfolio     Growth Portfolio   Growth Portfolio Market Portfolio   Portfolio
                          ---------------- -----------------  ---------------  ---------------- ---------------
                          ---------------- -----------------  ---------------  ---------------- ---------------
       M&E CLASS

         2.500                        242                 -              138             2,053               -
         2.505                          -                 -                -                 -               -
         2.510                     22,356             6,145              817            42,990          15,855
         2.520                          -                 -                -                 -               -
         2.545                      1,913                 -            1,877             3,779           1,537
         2.550                      8,733                58            1,025            15,197           4,971
         2.560                     28,242                 -              918             2,295           9,916
         2.570                          -                 -                -                 -               -
         2.595                        943                 -                -                 -             601
         2.600                      6,453               487              114                 -               -
         2.605                          -                 -                -                 -               -
         2.610                     23,861             6,210            5,405            50,276          17,975
         2.620                          -                 -                -                 -               -
         2.645                          -             1,395                -                 -               -
         2.650                     11,020                 -            3,597             3,286           5,456
         2.660                     10,570             3,175              635            51,373           5,154
         2.670                          -                 -                -                 -               -
         2.680                          -                 -                -                 -               -
         2.695                        773                 -                -                 -             743
         2.700                          -                 -                -                 -               -
         2.710                     14,099             2,199              325                 -           2,208
         2.720                          -                 -                -                 -               -
         2.745                      2,470                 -              226             1,383             507
         2.750                      2,648                80              311                 -           1,163
         2.760                        260                10                7             9,091              54
         2.770                          -                 -                -                 -               -
         2.795                          -                 -                -                 -               -
         2.800                      6,809                 -                -             7,187           3,290
         2.810                          -                 -            4,379                 -             389
         2.820                          -                 -                -                 -               -
         2.845                         56                 -                -                 -              71
         2.850                         93                 -                -                 -           1,212
         2.860                        215                 -                -                 -             271
         2.895                          -                 -                -                 -               -
         2.900                        295                 -                -                 -           4,343
         2.910                      3,768                 -              414             4,966           2,010
         2.920                          -                 -                -                 -               -
         2.950                          -                 -                -                 -               -
         2.955                          -                 -                -                 -               -
         2.960                      1,853                 -                -                 -               -
         2.995                          -                 -                -                 -               -
         3.000                      1,116                 -                -                 -               -
         3.010                        168               254            1,173                 -              14
         3.045                        586                 -                -                 -               -
         3.050                          -                 -                -                 -               -
         3.060                        369                 -                -             4,541             583
         3.070                          -                 -                -                 -               -




                         JNL/T. Rowe       JNL/T. Rowe         JNL/
                     Price Established   Price Mid-Cap     T. Rowe Price
                     Growth Portfolio    Growth Portfolio Value Portfolio
                     ------------------  ---------------  ----------------
                     ------------------  ---------------  ----------------
      M&E CLASS

        2.500                    1,135              729             3,300
        2.505                        -                -                 -
        2.510                   10,234           15,046            40,703
        2.520                        -                -                 -
        2.545                      299            1,117             4,297
        2.550                    4,339            3,157            17,000
        2.560                   15,471           20,377            23,087
        2.570                        -                -                 -
        2.595                      534              328             2,313
        2.600                        -            1,117               212
        2.605                        -                -                 -
        2.610                   24,264           24,522            36,571
        2.620                        -                -                 -
        2.645                        -                -                 -
        2.650                    6,800            3,227            12,147
        2.660                   26,482           12,005            20,548
        2.670                        -                -                 -
        2.680                        -                -                 -
        2.695                      353              217               290
        2.700                        -            1,664                 -
        2.710                   14,290            5,652            20,089
        2.720                        -                -                 -
        2.745                      542            1,415             7,129
        2.750                       24            1,308             2,836
        2.760                    1,590            2,843             5,778
        2.770                        -                -               699
        2.795                        -                -               595
        2.800                    1,504            1,771             4,629
        2.810                   11,093            4,206            36,058
        2.820                        -                -                 -
        2.845                        -              205             2,403
        2.850                       87              486               161
        2.860                      190            1,185             1,873
        2.895                    2,223              904                 -
        2.900                      487                -             1,125
        2.910                    6,399            5,340            20,722
        2.920                        -                -                 -
        2.950                        -                -                 -
        2.955                        -                -                 -
        2.960                        -              583             3,412
        2.995                        -                -                 -
        3.000                        -                -                 -
        3.010                    2,712            1,338             2,822
        3.045                      649              951               972
        3.050                        -                -                 -
        3.060                    7,721            3,447            22,953
        3.070                        -                -                 -

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of accumulation units outstanding as of December 31, 2004:


                               JNL/           JNL/Select        JNL/Select          JNL/             JNL/
                          Select Balanced       Global          Large Cap       Select Money     Select Value
                             Portfolio     Growth Portfolio   Growth Portfolio Market Portfolio   Portfolio
                          ---------------- -----------------  ---------------  ---------------- ---------------
                          ---------------- -----------------  ---------------  ---------------- ---------------
       M&E CLASS

         3.095                          -                 -                -                 -               -
         3.100                          -                 -                -                 -               -
         3.110                          -                 -              254                 -               -
         3.145                          -               259                -                 -               -
         3.150                          -                 -                -                 -               -
         3.160                          -               475                -                 -               -
         3.200                          -                 -                -                 -               -
         3.210                          -                 -                -                 -               -
         3.250                          -                 -                -                 -               -
         3.255                          -                 -                -                 -               -
         3.260                          -                 -                -                 -               -
         3.270                          -                 -                -                 -               -
         3.310                          -                 -                -                 -               -
         3.350                          -                 -                -                 -               -
         3.400                          -                 -                -                 -               -
         3.410                          -                 -                -                 -               -
         3.450                          -                 -                -                 -               -
         3.460                          -                 -                -                 -               -
         3.500                          -                 -                -                 -               -
         3.510                          -                 -                -                 -               -
         3.560                          -                 -                -                 -               -
         3.600                          -                 -                -                 -               -
         3.610                          -                 -                -                 -               -
         3.650                          -                 -                -                 -               -
         3.660                          -                 -                -                 -               -
         3.700                          -                 -                -                 -               -
         3.710                          -                 -                -                 -               -
         3.750                          -                 -                -                 -               -
         3.760                          -                 -                -                 -               -
         3.800                          -                 -                -                 -               -
         3.860                          -                 -                -                 -               -
         3.895                          -                 -                -                 -               -
         4.000                          -                 -                -                 -               -


 PERSPECTIVE
  Standard Benefit             10,080,606         7,435,251        7,702,800         3,432,927       1,031,455
   Maximum Anniversary
     Value Benefit                 40,734                 -            5,061             5,991           2,161
   Earnings Protection
     Benefits                      32,290                 -           27,463            21,573           2,101
   Combined Optional
     Benefits                       6,673                 -            9,495                 -               -
                          ---------------- -----------------  ---------------  ---------------- ---------------
                          ---------------- -----------------  ---------------  ---------------- ---------------

         Total                 16,217,313         7,516,632        9,238,864         8,010,234       3,567,122
                          ================ =================  ===============  ================ ===============
                          ================ =================  ===============  ================ ===============


                            JNL/T. Rowe       JNL/T. Rowe          JNL/
                         Price Established   Price Mid-Cap     T. Rowe Price
                         Growth Portfolio    Growth Portfolio Value Portfolio
                         ------------------  ---------------  ----------------
                         ------------------  ---------------  ----------------
       M&E CLASS

         3.095                           -                -                 -
         3.100                           -                -                 -
         3.110                           -              939               154
         3.145                           -                -                 -
         3.150                           -                -                 -
         3.160                       2,120            1,687                 -
         3.200                           -                -                 -
         3.210                           -                -                 -
         3.250                           -                -                 -
         3.255                           -                -                 -
         3.260                           -                -                 -
         3.270                           -                -                 -
         3.310                           -                -                 -
         3.350                           -                -                 -
         3.400                           -                -                 -
         3.410                           -                -                 -
         3.450                           -                -                 -
         3.460                           -                -                 -
         3.500                           -                -                 -
         3.510                           -                -                 -
         3.560                           -                -                 -
         3.600                           -                -                 -
         3.610                           -                -                 -
         3.650                           -                -                 -
         3.660                           -                -                 -
         3.700                           -                -                 -
         3.710                           -                -                 -
         3.750                           -                -                 -
         3.760                           -                -                 -
         3.800                           -                -                 -
         3.860                           -                -                 -
         3.895                           -                -                 -
         4.000                           -                -                 -


 PERSPECTIVE
  Standard Benefit              10,119,926        8,830,486         7,053,449
   Maximum Anniversary
     Value Benefit                  44,665           55,246            43,850
   Earnings Protection
     Benefits                       43,704           44,134            66,626
   Combined Optional
     Benefits                        1,697            4,660             9,781
                         ------------------  ---------------  ----------------
                         ------------------  ---------------  ----------------

         Total                  14,110,589       12,521,371        18,259,184
                         ==================  ===============  ================
                         ==================  ===============  ================

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of net assets as of December 31, 2004:


                          Fifth          Fifth Third           Fifth          Fifth Third           JNL/               JNL/
                     Third Balanced    Disciplined Value   Third Mid Cap     Quality Growth     AIM Large Cap      AIM Premier
                      VIP Portfolio     VIP Portfolio      VIP Portfolio     VIP Portfolio    Growth Portfolio   Equity II Portfolio
                     ----------------  -----------------  ----------------  ----------------- ------------------ -----------------
                     ----------------  -----------------  ----------------  ----------------- ------------------ -----------------
 M&E CLASS

         1.000                   $ -                $ -               $ -                $ -          $ 352,436               $ -
         1.100                     -                  -                 -                  -                  -                 -
         1.150                     -                  -                 -                  -          7,212,932                 -
         1.250                33,088          1,052,941           494,548            922,804          1,551,291                 -
         1.300                     -                  -                 -                  -          3,176,278                 -
         1.350                     -                  -                 -                  -            470,811                 -
         1.395                     -                  -                 -                  -                  -                 -
         1.400                     -                  -                 -                  -          2,752,707                 -
         1.420                     -                  -                 -                  -                  -                 -
         1.450                     -                  -                 -                  -          1,428,487                 -
         1.500                27,602             68,733            25,689             60,427          3,994,469                 -
         1.545                     -                  -                 -                  -            841,054                 -
         1.550                     -             29,281            18,133             28,698            149,926                 -
         1.560                     -                  -                 -                  -                  -                 -
         1.570                     -                  -                 -                  -            166,275                 -
         1.575                     -                  -                 -                  -                  -                 -
         1.600                23,448          1,024,429           433,993            820,544          2,693,244                 -
         1.605                     -                  -                 -                  -                  -                 -
         1.630                     -                  -                 -                  -                  -                 -
         1.645                     -              9,187             3,922                  -             12,681                 -
         1.650                11,245            127,988            73,952            103,403          1,414,455                 -
         1.660                     -                  -                 -                  -                  -                 -
         1.670                     -                  -                 -                  -                910                 -
         1.695                     -                  -                 -                  -            354,197                 -
         1.700                 6,157             47,188            25,415             54,554          1,565,583                 -
         1.710                     -                  -                 -                  -          5,778,570                 -
         1.720                     -                  -                 -                  -             65,961                 -
         1.725                     -                  -                 -                  -                  -                 -
         1.745                     -                  -                 -                  -                  -                 -
         1.750                     -              9,014             3,993              9,258          1,003,117                 -
         1.760                     -             60,322            25,770             60,860                  -                 -
         1.795                     -                  -                 -                  -            123,819                 -
         1.800                     -             20,018            14,295             11,730          1,130,639                 -
         1.810                 5,144            198,400            74,250            100,477            600,094                 -
         1.820                     -                  -                 -                  -             16,212                 -
         1.825                     -                  -                 -                  -                  -                 -
         1.845                     -                  -                 -                  -            277,192                 -
         1.850                     -            241,779           103,697            240,838            313,106                 -
         1.860                     -                  -                 -                  -          2,268,985                 -
         1.870                     -                  -                 -                  -             26,191                 -
         1.895                     -                  -                 -                  -            551,053                 -
         1.900                     -             74,238            30,189             75,702            670,310                 -
         1.910                     -                  -                 -                  -                  -                 -
         1.920                     -                  -                 -                  -             21,967                 -
         1.945                     -                  -                 -                  -             55,862                 -
         1.950                     -             14,926             6,588             14,998            311,907                 -
         1.955                     -                  -                 -                  -                  -                 -


                       JNL/                                JNL/                               JNL/Eagle         JNL/FMR
                   AIM Small Cap       JNL/Alger      Alliance Capital  JNL/Eagle Core       SmallCap          Balanced
                 Growth Portfolio    Growth Portfolio Growth Portfolio Equity Portfolio   Equity Portfolio     Portfolio
                 ------------------  ---------------  ---------------- -----------------  ----------------  ----------------
                 ------------------  ---------------  ---------------- -----------------  ----------------  ----------------
 M&E CLASS

         1.000           $ 144,337              $ -               $ -         $ 257,279         $ 117,447         $ 669,760
         1.100                   -          310,726                 -                 -            69,973                 -
         1.150           4,763,209        4,307,288         2,166,604         6,064,964         4,326,219         8,634,918
         1.250           1,344,170          703,716           573,600         1,259,316         1,323,176         1,266,327
         1.300           1,961,391        2,304,748           982,963         3,155,120         1,819,843         5,961,282
         1.350             237,397                -                 -                 -                 -                 -
         1.395                   -                -         1,751,099                 -                 -                 -
         1.400           1,688,080        2,098,085         1,063,943         2,302,324         1,547,434         3,380,200
         1.420                   -                -                 -                 -                 -                 -
         1.450             774,144          639,046           199,846           716,796           236,988         1,180,942
         1.500           2,226,057        2,069,991           858,402         3,437,228         2,018,442         3,301,205
         1.545             387,351          487,766           122,132           367,776           375,918           663,897
         1.550             181,034          164,716            50,401           196,619            63,282           709,333
         1.560                   -                -           421,150            34,550            34,171                 -
         1.570             202,574           96,577            36,687            79,055            79,257            70,705
         1.575                   -                -                 -                 -                 -                 -
         1.600           1,248,954        2,470,048           591,499         1,491,556         1,526,069         2,565,339
         1.605                   -                -                 -                 -                 -                 -
         1.630                   -                -                 -             2,315                 -                 -
         1.645              14,474            6,007             5,496            17,159            11,935             6,353
         1.650             802,812          663,370           211,506           922,352           864,924         1,109,823
         1.660                   -                -                 -                 -            71,090                 -
         1.670              14,705            3,633                 -                 -             9,543           271,006
         1.695             104,078          691,056            64,803           233,351           277,511           386,186
         1.700             681,767          884,932           284,251           771,390           773,807         1,233,794
         1.710           2,984,794        4,258,422         1,551,621         4,443,255         3,151,541         3,589,483
         1.720              42,018          164,446             3,740           148,799            51,329           245,465
         1.725                   -                -                 -                 -                 -                 -
         1.745                   -                -                 -                 -                 -                 -
         1.750             679,146          423,515           108,612           680,216           397,974           953,761
         1.760              14,258                -                 -            97,384            69,234                 -
         1.795             222,406          251,989            84,330           123,898           202,413           210,675
         1.800             337,990          503,550           231,624           387,996           317,195         1,019,042
         1.810             412,353          366,678           154,350           501,956           673,031           807,926
         1.820             110,439          123,984                 -            32,153             9,463            17,536
         1.825                   -                -                 -                 -                 -                 -
         1.845             336,813          270,636             9,252           191,633           129,940           372,796
         1.850             159,950           76,077            44,037           226,325           207,387           166,080
         1.860           1,433,404        1,352,471         1,201,185         1,568,398         1,139,576         2,083,345
         1.870                   -            1,253                 -                 -                 -             1,429
         1.895             283,363          321,730            58,891           281,655           479,035           694,067
         1.900             305,014          441,080           128,818           915,755           432,561           652,722
         1.910                   -                -                 -                 -                 -                 -
         1.920                   -           43,554            43,673             7,198            43,232            38,478
         1.945               5,336           84,955                 -                 -             5,082           104,310
         1.950             458,747          130,841           129,287           287,907           283,191           361,753
         1.955                   -                -                 -                 -                 -                 -

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of net assets as of December 31, 2004:


                          Fifth           Fifth Third          Fifth           Fifth Third          JNL/               JNL/
                     Third Balanced    Disciplined Value   Third Mid Cap     Quality Growth     AIM Large Cap      AIM Premier
                      VIP Portfolio     VIP Portfolio      VIP Portfolio     VIP Portfolio    Growth Portfolio   Equity II Portfolio
                     ----------------  -----------------  ----------------  ----------------- ------------------ -----------------
                     ----------------  -----------------  ----------------  ----------------- ------------------ -----------------
        M&E CLASS

         1.960                     -                  -                 -                  -          1,231,632                 -
         1.970                     -                  -                 -                  -                  -                 -
         1.995                     -                  -                 -                  -            168,605                 -
         2.000                     -                  -                 -                  -            337,773                 -
         2.005                     -                  -                 -                  -                  -                 -
         2.010                     -             64,991            27,081             66,972            648,404                 -
         2.020                     -                  -                 -                  -              5,200                 -
         2.045                     -                  -                 -                  -            120,987                 -
         2.050                     -             33,383            14,096             33,657            535,983                 -
         2.060                     -             83,740            35,628             85,598          1,434,872                 -
         2.070                     -                  -                 -                  -              6,049                 -
         2.095                     -                  -                 -                  -            108,182                 -
         2.100                     -             23,134             6,089             14,164             40,084                 -
         2.110                     -             18,533             8,020             19,120            298,103                 -
         2.120                     -                  -                 -                  -             14,711                 -
         2.145                     -                  -                 -                  -            212,832                 -
         2.150                     -            123,526            49,564            122,509            111,859                 -
         2.160                15,320            209,049            95,873            204,130            599,576                 -
         2.170                     -                  -                 -                  -                  -                 -
         2.195                     -                  -                 -                  -             58,328                 -
         2.200                     -              4,857             1,829              4,918            114,654                 -
         2.210                     -            109,997            39,318            102,793            173,128                 -
         2.220                     -                  -                 -                  -             38,965                 -
         2.245                     -                  -                 -                  -             61,025                 -
         2.250                     -                  -                 -                  -             75,713                 -
         2.260                     -              5,873             5,209              3,361          1,078,144                 -
         2.270                     -                  -                 -                  -             14,052                 -
         2.280                     -                  -                 -                  -                  -                 -
         2.295                     -              6,493             2,933              6,658             75,289                 -
         2.300                     -             19,627             8,274             19,349            296,229                 -
         2.305                     -                  -                 -                  -                  -                 -
         2.310                     -                  -                 -                  -            262,053                 -
         2.320                     -                  -                 -                  -                  -                 -
         2.345                     -                  -                 -                  -             35,990                 -
         2.350                     -                  -                 -                  -              4,373                 -
         2.360                     -             20,377             8,531             19,943            538,138                 -
         2.370                     -                  -                 -                  -              9,810                 -
         2.395                     -                  -                 -                  -            185,731                 -
         2.400                     -             20,953             9,366             21,379                  -                 -
         2.405                     -                  -                 -                  -                  -                 -
         2.410                   556              6,618             2,754              6,319             64,442                 -
         2.420                     -                  -                 -                  -                  -                 -
         2.445                     -                  -                 -                  -             74,383                 -
         2.450                     -              3,804             1,588              2,913            150,952                 -
         2.460                     -             15,750             6,391             15,832            128,070                 -
         2.470                     -                  -                 -                  -             27,619                 -
         2.495                     -                  -                 -                  -              1,543                 -


                         JNL/                                JNL/                               JNL/Eagle         JNL/FMR
                     AIM Small Cap       JNL/Alger      Alliance Capital  JNL/Eagle Core       SmallCap          Balanced
                   Growth Portfolio    Growth Portfolio Growth Portfolio Equity Portfolio   Equity Portfolio     Portfolio
                   ------------------  ---------------  ---------------- -----------------  ----------------  ----------------
                   ------------------  ---------------  ---------------- -----------------  ----------------  ----------------
        M&E CLASS

         1.960               916,357        1,511,563           316,103         1,321,848           656,952         1,675,633
         1.970                 7,646            7,527                 -             4,485                 -            10,178
         1.995                40,050           65,456             6,893           181,338            86,762           207,528
         2.000               518,681          304,783           562,013           163,027           266,760           207,263
         2.005                     -                -                 -                 -                 -                 -
         2.010               294,280          125,845           158,604           149,651           477,477           163,254
         2.020                     -            6,352               662             5,559            65,655            76,055
         2.045                62,266           39,528            23,934            15,671            20,204           119,057
         2.050               246,003          130,531           136,828           427,050           329,985           348,214
         2.060               918,862          590,471            86,824         1,040,202         1,229,281         1,105,398
         2.070                 3,409                -                 -                 -                 -            11,226
         2.095               185,094           86,498            26,415           129,601           120,747           110,207
         2.100                20,835           22,429            27,195            56,937            55,116            95,443
         2.110               109,015          120,370            37,927           157,472           153,412           190,274
         2.120                     -           42,819                 -            30,388            34,033            63,151
         2.145                80,395           51,918            73,438            76,299           187,956           336,812
         2.150               158,783          162,935            41,655           318,360           352,565           173,033
         2.160               303,627          362,095           159,607           472,376           580,996           694,193
         2.170                     -                -                 -                 -                 -            24,053
         2.195                22,945           17,832            60,465            24,646            27,825            21,209
         2.200                18,403           11,482            50,029           102,625            71,397           151,466
         2.210                49,780          160,301            49,051           307,687           198,634           304,410
         2.220                10,828            3,405                 -             6,856            29,634                 -
         2.245                31,926                -            16,900             5,050                 -            18,068
         2.250                17,060           21,473                 -            45,189            18,577            23,690
         2.260               306,778          180,141           207,820           561,730           935,545           653,076
         2.270                10,168                -                 -                 -                 -             5,781
         2.280                     -                -                 -                 -                 -                 -
         2.295                28,862                -            86,461           108,237                 -            45,368
         2.300               256,778           70,795           105,790           295,790           383,403           279,674
         2.305                     -                -                 -                 -                 -                 -
         2.310               119,870           99,450            93,018           140,465            87,050           238,546
         2.320                     -                -                 -                 -                 -            34,050
         2.345                 5,130                -             8,087            12,098             2,158            32,907
         2.350                37,616           14,318            79,149            68,451             6,397           111,501
         2.360               343,588           42,496            33,350           316,206            98,890           369,953
         2.370                     -            1,471                 -             4,045             9,967                 -
         2.395                92,913           75,612                 -            74,373            58,174            63,836
         2.400                 5,951                -                 -             3,878             1,668                 -
         2.405                     -                -                 -                 -                 -                 -
         2.410                38,979           14,825             5,895           164,414            20,528           134,856
         2.420                     -                -                 -                 -                 -                 -
         2.445                 8,311           11,340             8,234            52,877            43,741            16,048
         2.450                96,454           60,213            23,512           145,931            64,347           275,294
         2.460               351,794           64,898             2,621           188,892            16,010           249,927
         2.470                 7,067           16,574                 -            45,608             2,751                 -
         2.495                     -           10,648                 -             1,572            45,147                 -

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of net assets as of December 31, 2004:


                          Fifth           Fifth Third          Fifth           Fifth Third          JNL/               JNL/
                     Third Balanced    Disciplined Value   Third Mid Cap     Quality Growth     AIM Large Cap      AIM Premier
                      VIP Portfolio     VIP Portfolio      VIP Portfolio     VIP Portfolio    Growth Portfolio   Equity II Portfolio
                     ----------------  -----------------  ----------------  ----------------- ------------------ -----------------
                     ----------------  -----------------  ----------------  ----------------- ------------------ -----------------
        M&E CLASS

         2.500                     -             12,462             5,370             12,085             12,545                 -
         2.505                     -                  -                 -                  -                  -                 -
         2.510                     -                  -                 -                  -            203,453                 -
         2.520                     -                  -                 -                  -                  -                 -
         2.545                     -             10,050             2,168              9,178              5,760                 -
         2.550                     -                  -                 -                  -            110,119                 -
         2.560                     -              4,513                 -                  -             65,767                 -
         2.570                     -                  -                 -                  -                  -                 -
         2.595                     -                  -                 -                  -              4,050                 -
         2.600                     -                  -                 -                  -                  -                 -
         2.605                     -                  -                 -                  -                  -                 -
         2.610                     -             26,709            10,240             24,187            714,688                 -
         2.620                     -                  -                 -                  -                  -                 -
         2.645                     -                  -                 -                  -                  -                 -
         2.650                     -                  -                 -                  -              2,794                 -
         2.660                     -                  -                 -                  -             46,102                 -
         2.670                     -                  -                 -                  -              1,004                 -
         2.680                     -                  -                 -                  -                  -                 -
         2.695                     -                  -                 -                  -              5,626                 -
         2.700                     -                  -                 -                  -                  -                 -
         2.710                     -              8,674             3,531              8,098            136,345                 -
         2.720                     -                  -                 -                  -                  -                 -
         2.745                     -                  -                 -                  -             25,959                 -
         2.750                     -                  -                 -                  -              2,682                 -
         2.760                     -                  -                 -                  -             14,185                 -
         2.770                     -                  -                 -                  -                  -                 -
         2.795                     -                  -                 -                  -                  -                 -
         2.800                     -                  -                 -                  -             25,855                 -
         2.810                     -                  -                 -                  -             14,247                 -
         2.820                     -                  -                 -                  -                  -                 -
         2.845                     -                  -                 -                  -                  -                 -
         2.850                     -                  -                 -                  -             11,542                 -
         2.860                     -                  -                 -                  -             14,813                 -
         2.895                     -                  -                 -                  -                  -                 -
         2.900                     -                  -                 -                  -                  -                 -
         2.910                     -                  -                 -                  -             75,813                 -
         2.920                     -                  -                 -                  -                  -                 -
         2.950                     -                  -                 -                  -                  -                 -
         2.955                     -                  -                 -                  -                  -                 -
         2.960                     -                  -                 -                  -                  -                 -
         2.995                     -                  -                 -                  -                  -                 -
         3.000                     -                  -                 -                  -                  -                 -
         3.010                     -             21,282             8,804                  -             78,393                 -
         3.045                     -                  -                 -                  -                  -                 -
         3.050                     -                  -                 -                  -                  -                 -
         3.060                     -                  -                 -                  -             32,639                 -
         3.070                     -                  -                 -                  -                  -                 -


                       JNL/                                JNL/                               JNL/Eagle         JNL/FMR
                   AIM Small Cap       JNL/Alger      Alliance Capital  JNL/Eagle Core       SmallCap          Balanced
                 Growth Portfolio    Growth Portfolio Growth Portfolio Equity Portfolio   Equity Portfolio     Portfolio
                 ------------------  ---------------  ---------------- -----------------  ----------------  ----------------
                 ------------------  ---------------  ---------------- -----------------  ----------------  ----------------
        M&E CLASS

         2.500              31,472            1,356            23,768            48,953             2,929             1,425
         2.505                   -                -                 -                 -                 -                 -
         2.510             179,129           99,645            28,254            29,588           125,244            62,200
         2.520                   -                -                 -             5,811                 -                 -
         2.545              38,706                -                 -                 -             2,893             7,203
         2.550              38,837           38,193             8,942             8,812             7,120            17,733
         2.560              15,695           50,208            31,669           124,882            52,063            94,804
         2.570                   -                -                 -                 -                 -                 -
         2.595                   -                -                 -            27,897                 -                 -
         2.600                   -                -                 -             3,948                 -            40,725
         2.605                   -                -                 -                 -                 -                 -
         2.610              71,864          130,520            37,612           174,537           140,442           365,649
         2.620                   -                -                 -                 -                 -                 -
         2.645                   -                -                 -                 -                 -                 -
         2.650             151,343            7,178                 -            85,974            94,894           112,063
         2.660             107,323           59,499            25,736            53,818           112,755            75,645
         2.670                   -                -                 -                 -                 -                 -
         2.680                   -                -                 -                 -                 -                 -
         2.695                   -            5,433                 -            11,190             6,325                 -
         2.700              21,793                -                 -                 -                 -                 -
         2.710              10,986           18,565            37,044            60,396           111,006            52,500
         2.720                   -                -                 -                 -                 -                 -
         2.745               6,313            1,301            23,177            41,446            29,125                 -
         2.750                   -           16,923                 -                 -                 -               530
         2.760               1,838              457             3,117             5,999            12,378            13,107
         2.770                   -                -                 -                 -                 -                 -
         2.795                   -                -                 -                 -                 -                 -
         2.800              20,691            4,018                 -            51,082             6,563            42,223
         2.810              15,904           27,255            10,662                 -            31,124            22,628
         2.820                   -                -                 -                 -                 -                 -
         2.845                   -           18,979                 -                 -            25,577                 -
         2.850               5,736            1,459                 -                 -                 -             1,404
         2.860               5,935                -             5,665                 -             5,164             9,981
         2.895                   -                -                 -                 -                 -                 -
         2.900                   -            2,572                 -                 -            71,306             2,523
         2.910              23,191           33,604             8,672            23,354            13,528            19,236
         2.920                   -                -                 -                 -                 -                 -
         2.950                   -                -                 -                 -                 -                 -
         2.955                   -                -                 -                 -                 -                 -
         2.960                   -                -                 -                 -                 -                 -
         2.995                   -                -                 -                 -                 -                 -
         3.000                   -                -                 -                 -                 -            22,062
         3.010              58,403           54,673             2,446            11,871            18,227            66,356
         3.045               5,903                -                 -                 -                 -            30,668
         3.050                   -                -                 -                 -                 -                 -
         3.060               7,305            7,652            16,966                 -                 -            38,615
         3.070                   -                -                 -                 -                 -                 -

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of net assets as of December 31, 2004:


                          Fifth          Fifth Third           Fifth          Fifth Third           JNL/               JNL/
                     Third Balanced    Disciplined Value   Third Mid Cap     Quality Growth     AIM Large Cap      AIM Premier
                      VIP Portfolio     VIP Portfolio      VIP Portfolio     VIP Portfolio    Growth Portfolio   Equity II Portfolio
                     ----------------  -----------------  ----------------  ----------------- ------------------ -----------------
                     ----------------  -----------------  ----------------  ----------------- ------------------ -----------------
       M&E CLASS

        3.095                      -                  -                 -                  -                  -                 -
        3.100                      -                  -                 -                  -                  -                 -
        3.110                      -                  -                 -                  -                  -                 -
        3.145                      -                  -                 -                  -                  -                 -
        3.150                      -                  -                 -                  -                  -                 -
        3.160                      -                  -                 -                  -                  -                 -
        3.200                      -                  -                 -                  -                  -                 -
        3.210                      -                  -                 -                  -                  -                 -
        3.250                      -                  -                 -                  -                  -                 -
        3.255                      -                  -                 -                  -                  -                 -
        3.260                      -                  -                 -                  -                  -                 -
        3.270                      -                  -                 -                  -                  -                 -
        3.310                      -                  -                 -                  -                  -                 -
        3.350                      -                  -                 -                  -                  -                 -
        3.400                      -                  -                 -                  -                  -                 -
        3.410                      -              8,226             3,582              8,338              9,942                 -
        3.450                      -                  -                 -                  -                  -                 -
        3.460                      -                  -                 -                  -                  -                 -
        3.500                      -                  -                 -                  -                  -                 -
        3.510                      -                  -                 -                  -                  -                 -
        3.560                      -                  -                 -                  -                  -                 -
        3.600                      -                  -                 -                  -                  -                 -
        3.610                      -                  -                 -                  -                  -                 -
        3.650                      -                  -                 -                  -                  -                 -
        3.660                      -                  -                 -                  -                  -                 -
        3.700                      -                  -                 -                  -                  -                 -
        3.710                      -                  -                 -                  -                  -                 -
        3.750                      -                  -                 -                  -                  -                 -
        3.760                      -                  -                 -                  -                  -                 -
        3.800                      -                  -                 -                  -                  -                 -
        3.860                      -                  -                 -                  -                  -                 -
        3.895                      -                  -                 -                  -                  -                 -
        4.000                      -                  -                 -                  -                  -                 -


PERSPECTIVE
 Standard Benefit                  -                  -                 -                  -         10,625,616                 -
  Maximum Anniversary
    Value Benefit                  -                  -                 -                  -            157,017                 -
  Earnings Protection
    Benefits                       -                  -                 -                  -             50,402                 -
  Combined Optional
    Benefits                       -                  -                 -                  -             29,675                 -
                     ----------------  -----------------  ----------------  ----------------- ------------------ -----------------
                     ----------------  -----------------  ----------------  ----------------- ------------------ -----------------

         Total             $ 122,560        $ 3,841,065       $ 1,690,673        $ 3,315,794       $ 63,173,237               $ -
                     ================  =================  ================  ================= ================== =================


                            JNL/                                JNL/                              JNL/Eagle          JNL/FMR
                        AIM Small Cap       JNL/Alger      Alliance Capital  JNL/Eagle Core       SmallCap          Balanced
                      Growth Portfolio    Growth Portfolio Growth Portfolio Equity Portfolio   Equity Portfolio     Portfolio
                      ------------------  ---------------  ---------------- -----------------  ----------------  ----------------
                      ------------------  ---------------  ---------------- -----------------  ----------------  ----------------
        M&E CLASS

         3.095                        -                -                 -                 -                 -                 -
         3.100                        -                -                 -                 -                 -                 -
         3.110                        -                -                 -                 -             1,908                 -
         3.145                   10,315                -                 -            10,149                 -                 -
         3.150                        -                -                 -                 -                 -                 -
         3.160                        -                -                 -                 -                 -            37,190
         3.200                        -                -                 -                 -                 -                 -
         3.210                        -                -                 -                 -                 -                 -
         3.250                        -                -                 -                 -                 -                 -
         3.255                        -                -                 -                 -                 -                 -
         3.260                        -                -                 -                 -                 -                 -
         3.270                        -                -                 -                 -                 -                 -
         3.310                        -                -                 -                 -                 -                 -
         3.350                        -                -                 -                 -                 -                 -
         3.400                        -                -                 -                 -                 -                 -
         3.410                    2,264                -                 -                 -                 -                 -
         3.450                        -                -                 -                 -                 -                 -
         3.460                        -                -                 -                 -                 -                 -
         3.500                        -                -                 -                 -                 -                 -
         3.510                        -                -                 -                 -                 -                 -
         3.560                        -                -                 -                 -                 -                 -
         3.600                        -                -                 -                 -                 -                 -
         3.610                        -                -                 -                 -                 -                 -
         3.650                        -                -                 -                 -                 -                 -
         3.660                        -                -                 -                 -                 -                 -
         3.700                        -                -                 -                 -                 -                 -
         3.710                        -                -                 -                 -                 -                 -
         3.750                        -                -                 -                 -                 -                 -
         3.760                        -                -                 -                 -                 -                 -
         3.800                        -                -                 -                 -                 -                 -
         3.860                        -                -                 -                 -                 -                 -
         3.895                        -                -                 -                 -                 -                 -
         4.000                        -                -                 -                 -                 -                 -


 PERSPECTIVE
  Standard Benefit            7,787,352      133,432,094        14,422,464        45,417,589        61,554,887        44,475,768
   Maximum Anniversary
     Value Benefit               67,042          198,900           269,416           105,460           115,728           372,812
   Earnings Protection
     Benefits                    41,336          275,005           171,988           184,284           177,673           371,834
   Combined Optional
     Benefits                     7,805           12,780             5,675             3,717            15,497            40,397
                      ------------------  ---------------  ---------------- -----------------  ----------------  ----------------
                      ------------------  ---------------  ---------------- -----------------  ----------------  ----------------

          Total            $ 39,023,550    $ 165,723,549      $ 30,755,555      $ 84,921,319      $ 92,613,313      $ 97,767,851
                      ==================  ===============  ================ =================  ================  ================

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of net assets as of December 31, 2004:


                             JNL/FMR        JNL/JPMorgan      JNL/Lazard        JNL/Lazard                          JNL/MCM
                             Capital       International       Mid Cap          Small Cap          JNL/MCM         Bond Index
                         Growth Portfolio Value Portfolio  Value Portfolio   Value Portfolio     25 Portfolio       Portfolio
                         ---------------- ---------------- ----------------  ----------------- ----------------- ----------------
                         ---------------- ---------------- ----------------  ----------------- ----------------- ----------------
 M&E CLASS

        1.000                   $ 41,960        $ 181,507              $ -           $ 68,872       $ 2,082,783        $ 515,457
        1.100                          -           20,301                -                  -           756,537                -
        1.150                  2,087,422        6,449,131       12,587,430         12,800,476        60,333,709       11,941,956
        1.250                    584,052        2,270,776        2,839,115          2,481,236        19,796,919        3,991,908
        1.300                    748,380        2,306,992        5,948,679          4,585,757        12,877,006        5,448,366
        1.350                          -                -                -            396,747           745,492           53,439
        1.395                          -                -                -                  -                 -                -
        1.400                    711,749        2,300,424        4,696,781          3,365,490        10,497,955        2,935,648
        1.420                          -                -                -                  -            75,642                -
        1.450                    231,072          298,715        1,582,075          1,506,877         6,019,548        2,192,604
        1.500                    784,751        2,869,902        5,508,028          4,590,122        32,924,427        8,430,827
        1.545                    430,838          480,612        1,126,543            894,065         5,870,093          729,222
        1.550                    367,333          236,425          314,071            218,316         3,689,129        1,422,426
        1.560                          -          449,046                -                  -           675,056                -
        1.570                     52,809          237,584          228,171            331,661         1,070,983          285,197
        1.575                          -                -                -                  -                 -                -
        1.600                    427,237        3,853,241        3,941,049          3,719,415        21,270,071        9,928,589
        1.605                          -                -                -                  -            23,884                -
        1.630                          -            2,503            2,435                  -            18,165                -
        1.645                     57,423           12,437           45,521             27,110           542,880           39,162
        1.650                    449,158          714,735        2,838,646          3,890,027        13,926,282        2,240,247
        1.660                          -          281,742                -                  -           185,320                -
        1.670                     37,232           18,803           22,981              4,975           383,410           55,370
        1.695                     66,577          829,495          403,984            419,870         1,875,376          691,788
        1.700                    521,962        1,095,949        2,014,611          1,641,788         8,711,101        3,088,180
        1.710                  1,038,311        4,340,942        8,776,148          8,741,258        25,883,482        7,303,305
        1.720                     29,529           12,958          265,571            161,801           298,372           92,694
        1.725                          -                -                -                  -                 -                -
        1.745                          -                -           12,616                  -            12,608                -
        1.750                    191,541          746,342        1,353,666          1,272,329         6,168,974        1,496,488
        1.760                      9,325                -           76,500             39,015           598,098          158,402
        1.795                     62,001          147,848          225,312            219,657         1,003,770           27,779
        1.800                    247,644          538,654        1,873,967            721,170         8,372,929        1,794,474
        1.810                    313,372          913,043        1,856,696            871,874         9,409,670        1,787,040
        1.820                          -           25,112          229,912            236,893           111,155           89,315
        1.825                          -                -                -                  -                 -                -
        1.845                     38,439          356,749          584,065            583,238         1,849,070          402,968
        1.850                     20,228          349,966          463,024            315,657         3,505,547        1,073,197
        1.860                    496,516        1,480,454        5,441,703          3,312,319         9,429,909        6,055,976
        1.870                          -           53,344           44,224                  -           390,655            9,525
        1.895                     39,437          383,003          572,593            841,220         1,876,431          291,490
        1.900                    104,817          523,543        1,317,577            848,067         4,866,388        2,166,074
        1.910                          -                -                -                  -           544,967                -
        1.920                          -           76,681          196,055            103,028           731,900          218,794
        1.945                     36,815           87,143          122,704             39,466           487,792           83,083
        1.950                     39,986          623,730          534,308            595,440         3,021,950        1,885,523
        1.955                          -                -                -                  -            61,307            7,457


                                                                                    JNL/MCM
                           JNL/MCM             JNL/MCM            JNL/MCM         Enhanced           JNL/MCM          JNL/MCM
                       Communications      Consumer Brands        Energy        S&P 500 Stock       Financial          Global
                      Sector Portfolio     Sector Portfolio   Sector Portfolio Index Portfolio   Sector Portfolio   15 Portfolio
                     --------------------  -----------------  ---------------- ----------------  ----------------  ---------------
                     --------------------  -----------------  ---------------- ----------------  ----------------  ---------------
 M&E CLASS

        1.000                        $ -                $ -               $ -        $ 270,941               $ -      $ 2,073,175
        1.100                     19,955                  -            39,737                -                 -          766,511
        1.150                    623,015            318,577         2,412,547        7,263,122           335,419       59,216,446
        1.250                    282,884            175,400         1,778,587        1,509,855           330,432       21,722,691
        1.300                     96,954             71,840         1,328,614        3,196,183           255,223       12,076,723
        1.350                          -                  -                 -                -                 -          795,515
        1.395                          -                  -                 -                -                 -                -
        1.400                    128,355            180,372         1,119,255        2,088,205           345,853        9,818,707
        1.420                          -                  -                 -                -                 -           79,735
        1.450                     43,424            112,531           450,762          742,686           583,078        5,656,494
        1.500                    385,922            266,750         2,521,513        2,609,792           907,723       32,972,875
        1.545                    118,935             15,178           388,409          792,311             8,479        3,894,080
        1.550                     89,474             49,879           283,454          184,367           616,716        3,699,586
        1.560                          -                  -            30,674                -                 -          673,218
        1.570                          -                  -            65,047           77,128            16,892          916,114
        1.575                          -                  -                 -                -                 -                -
        1.600                    512,531            245,132         1,296,241        2,432,568           515,209       21,682,121
        1.605                          -                  -                 -                -                 -           24,443
        1.630                          -                  -             1,218                -                 -           18,165
        1.645                          -                  -            51,183           35,910                 -          621,669
        1.650                     53,989              4,565           461,244          991,691           141,443       13,492,572
        1.660                          -                  -                 -                -                 -          184,350
        1.670                          -                326             8,599                -                 -          331,673
        1.695                      3,978             15,692           154,689          432,131            69,906        1,673,541
        1.700                    151,690            383,844         1,526,711        1,411,376           554,795        7,667,951
        1.710                    980,922            251,605         4,251,510        9,209,821           538,635       25,780,531
        1.720                          -              7,685            41,940          198,431                 -          301,897
        1.725                          -                  -                 -                -                 -                -
        1.745                     12,547                  -            12,578                -                 -           12,608
        1.750                     14,876             38,515           185,508          425,136            77,489        5,806,847
        1.760                          -                  -             9,281                -                 -          608,269
        1.795                      3,345                  -             5,254          215,259            33,633          991,461
        1.800                     44,856             42,286           541,879          963,062           277,745        8,140,919
        1.810                    102,286            374,837           970,694        1,611,214           220,770        8,795,768
        1.820                          -                  -                 -           48,494                 -           78,048
        1.825                          -                  -                 -                -                 -                -
        1.845                          -             40,938           135,066          152,511             2,845        1,521,756
        1.850                     16,986              2,053           288,858          715,888           248,269        3,602,159
        1.860                     66,883             26,675           757,434        2,145,153           399,157        9,184,949
        1.870                          -              4,199            73,376                -             4,245          277,025
        1.895                    175,313             80,321           701,479          149,334           160,888        1,414,553
        1.900                     54,191              6,924           187,002          566,443           119,967        4,299,471
        1.910                          -                  -                 -                -                 -          235,114
        1.920                     28,453              7,328           125,884           46,211            24,054          669,778
        1.945                          -                  -            93,063          225,746            20,690          213,815
        1.950                     58,780                587           335,431        1,247,392           228,999        2,646,800
        1.955                          -                  -                 -            2,785                 -           62,349

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of net assets as of December 31, 2004:


                             JNL/FMR        JNL/JPMorgan      JNL/Lazard        JNL/Lazard                          JNL/MCM
                             Capital       International       Mid Cap          Small Cap          JNL/MCM         Bond Index
                         Growth Portfolio Value Portfolio  Value Portfolio   Value Portfolio     25 Portfolio       Portfolio
                         ---------------- ---------------- ----------------  ----------------- ----------------- ----------------
                         ---------------- ---------------- ----------------  ----------------- ----------------- ----------------
       M&E CLASS

        1.960                    520,988        1,995,530        2,790,093          2,535,210         8,496,863        1,491,811
        1.970                          -                -           13,088                  -           504,273           19,652
        1.995                     26,129          225,307          320,438            254,902           850,551          482,271
        2.000                    136,168          337,229          760,715            618,756         2,665,948          638,323
        2.005                          -                -                -                  -                 -                -
        2.010                    107,305          286,364          758,785            724,744         2,581,870          772,990
        2.020                     65,657          111,621           97,708             75,171           356,167          188,799
        2.045                     50,834           33,940          171,677            100,641           941,197          184,565
        2.050                     75,448        1,256,571          917,537            773,677         4,331,273          935,678
        2.060                     60,422        1,556,587        1,910,411          1,873,360        11,459,749        3,539,743
        2.070                     10,726                -                -             10,564            95,190          118,211
        2.095                     15,374          264,821          322,051            417,214           423,129          149,786
        2.100                      6,279          528,898          173,644            227,239         1,108,803          492,761
        2.110                     44,014          186,355          446,391            343,815           914,300        1,512,539
        2.120                          -           19,180           64,012             54,963           135,786           11,926
        2.145                    119,630           41,455          402,544            307,307           662,652          104,119
        2.150                     22,251          510,375          665,967            497,350         1,768,142          943,321
        2.160                    252,040        1,241,152        1,599,579          1,128,901         5,836,407        4,023,695
        2.170                          -                -                -             28,092            82,800            9,184
        2.195                          -            2,485          108,507             79,577           324,602           72,320
        2.200                     47,944          132,329          205,585            120,225         1,145,462          274,146
        2.210                     13,880          674,469          599,059            518,334         3,705,900          787,425
        2.220                      2,057           14,889           16,217             28,165            48,827           43,754
        2.245                          -           24,037           47,695             31,245           101,746           45,284
        2.250                      3,286          280,466          146,078            164,359         1,695,055          409,138
        2.260                    235,218        1,004,582        2,482,116          1,305,052         4,400,347        1,342,533
        2.270                      8,145                -            4,078             10,957            57,790           11,271
        2.280                          -                -                -                  -             1,417                -
        2.295                          -          161,291          198,648            113,883           286,574           96,453
        2.300                     37,667          852,726          891,941            740,781         2,875,266          942,873
        2.305                          -                -                -                  -            16,170           23,428
        2.310                    116,996          288,159          538,690            255,433         2,853,253          743,082
        2.320                          -                -           15,734             15,726            69,147            3,860
        2.345                          -           12,793           52,625             37,173           212,613          117,796
        2.350                      3,812           61,099           31,639             30,453           529,811           25,524
        2.360                    129,201          290,987          991,213            670,565         3,663,987          575,301
        2.370                          -                -            9,144              8,961             3,545                -
        2.395                          -           79,225          239,594            114,852           502,925           39,040
        2.400                          -            6,805           23,517             10,334           156,517            9,448
        2.405                          -                -                -                  -                 -                -
        2.410                     13,874           97,416          162,088            127,917         1,238,370          538,094
        2.420                          -                -                -                  -                 -            7,022
        2.445                     49,056                -           68,980             27,526           232,339           92,567
        2.450                     72,871          112,201          436,611            421,018         1,711,827          226,520
        2.460                    118,123          288,905          587,661            424,732         2,145,888          785,613
        2.470                          -                -                -                  -            49,902           22,419
        2.495                          -           82,411           10,669             69,754            40,645           40,896



                                                                                     JNL/MCM
                            JNL/MCM             JNL/MCM            JNL/MCM         Enhanced           JNL/MCM          JNL/MCM
                        Communications      Consumer Brands        Energy        S&P 500 Stock       Financial          Global
                       Sector Portfolio     Sector Portfolio   Sector Portfolio Index Portfolio   Sector Portfolio   15 Portfolio
                      --------------------  -----------------  ---------------- ----------------  ----------------  ---------------
                      --------------------  -----------------  ---------------- ----------------  ----------------  ---------------
       M&E CLASS

        1.960                      39,057            148,262           409,406          647,198           150,962        8,025,457
        1.970                           -                  -            16,120                -                 -           83,820
        1.995                      51,011              9,985            70,603          109,249            21,664          594,680
        2.000                       6,117             69,553           880,223          302,896           294,921        2,093,598
        2.005                           -                  -                 -                -                 -                -
        2.010                           -             16,263           232,631          269,782             2,938        2,137,193
        2.020                       1,319             13,408            99,553           45,087             7,958          348,101
        2.045                           -                  -            83,838          104,953                 -          750,011
        2.050                      30,493             24,105           274,732          290,869           134,921        4,172,835
        2.060                     617,360            261,261         1,471,588          536,626           680,328       10,770,304
        2.070                           -                  -            10,063            4,043                 -           95,098
        2.095                      23,606                  -            36,567           62,129            23,386          357,745
        2.100                      54,975             35,119           100,030          129,910            39,370        1,242,106
        2.110                      16,267             36,986           161,135          371,631            36,948          846,428
        2.120                           -                  -            54,998            6,081                 -           75,128
        2.145                           -              3,102             9,159           62,652             9,737          631,564
        2.150                      44,432             40,602           187,140          546,538            88,726        1,747,189
        2.160                     290,899            296,332           856,522          973,377           408,205        5,938,365
        2.170                           -                  -            12,980            5,845                 -           98,955
        2.195                           -                  -            50,808           30,641                 -          251,401
        2.200                      22,485                  -            98,749           16,924             7,597        1,121,630
        2.210                      41,899             41,229           210,741          209,988            52,781        3,557,530
        2.220                           -                  -            13,382                -            11,560           74,592
        2.245                           -                  -             9,262           34,858                 -          158,695
        2.250                           -                  -             1,717           49,727                 -        1,656,252
        2.260                      31,451             61,908           729,094          557,941           206,880        3,991,308
        2.270                           -                  -                 -           37,296                 -           61,390
        2.280                           -                  -               910                -                 -              977
        2.295                      19,711                  -             2,018           33,267                 -          268,552
        2.300                      23,042              3,972           181,663          356,982             1,367        2,927,056
        2.305                           -                  -                 -                -                 -           19,460
        2.310                       8,414                  -           157,498          341,538            19,228        2,861,042
        2.320                      41,808                  -             2,581                -                 -          115,524
        2.345                           -                  -            13,087           10,060             1,299          225,571
        2.350                           -                  -            90,693          124,359            12,947          526,097
        2.360                      25,122             21,112           289,778           44,769            48,061        3,587,695
        2.370                           -                  -                 -            1,831                 -            4,887
        2.395                           -                  -            30,173           33,237             3,680          360,551
        2.400                           -                  -               561                -               279          170,612
        2.405                           -                  -                 -                -                 -                -
        2.410                           -              2,951            32,225           11,719            11,055        1,333,529
        2.420                           -                  -                 -                -                 -                -
        2.445                           -                  -                 -                -                 -          293,472
        2.450                      67,349                  -            84,398          172,725            18,330        1,727,739
        2.460                   1,122,895            123,734           228,323          203,633            71,917        2,129,466
        2.470                           -                  -                 -          111,776                 -           55,151
        2.495                           -                  -            78,715                -            27,137           90,951

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of net assets as of December 31, 2004:


                             JNL/FMR        JNL/JPMorgan      JNL/Lazard        JNL/Lazard                          JNL/MCM
                             Capital       International       Mid Cap          Small Cap          JNL/MCM         Bond Index
                         Growth Portfolio Value Portfolio  Value Portfolio   Value Portfolio     25 Portfolio       Portfolio
                         ---------------- ---------------- ----------------  ----------------- ----------------- ----------------
                         ---------------- ---------------- ----------------  ----------------- ----------------- ----------------
       M&E CLASS

        2.500                          -           25,760           66,631             49,970           216,510            2,031
        2.505                          -                -                -                  -            14,964                -
        2.510                     13,378          302,727          255,478            244,504         1,155,230          127,933
        2.520                          -                -                -                  -                 -                -
        2.545                      3,169           15,557           64,687             39,316            35,826           99,278
        2.550                     40,332           25,471          171,373            139,377           710,212           35,604
        2.560                     30,746           99,258           84,963            358,631         1,760,269          477,978
        2.570                          -                -                -                  -                 -           48,585
        2.595                          -            6,056                -                  -            30,682                -
        2.600                          -                -           52,113              5,952           119,180           39,134
        2.605                          -                -                -                  -             6,023                -
        2.610                     47,534          387,737          762,080            466,123         3,237,131          855,317
        2.620                          -                -                -                  -            16,650                -
        2.645                          -                -                -                  -           181,412           69,183
        2.650                     11,414          217,779          157,135            125,743           539,758           71,331
        2.660                     17,144          503,902          190,758            147,896         2,308,130          173,109
        2.670                          -                -                -                  -            80,260                -
        2.680                          -                -                -                  -            34,276                -
        2.695                          -                -            4,477                769            80,118                -
        2.700                          -                -                -                  -            20,848            2,054
        2.710                     17,658          237,880          110,169             81,299           730,822          324,731
        2.720                          -                -                -                  -                 -                -
        2.745                          -           60,306           40,117             86,791           116,386            2,408
        2.750                        557            8,226           30,912             34,201            60,175              797
        2.760                      2,225            6,163           54,859              4,217           255,829           18,939
        2.770                          -                -            9,004                  -                 -                -
        2.795                          -            7,398                -              7,318             1,210            8,135
        2.800                      6,570           12,156           39,143             27,945            21,061           83,398
        2.810                          -           21,518           14,909             95,169           126,382           23,500
        2.820                          -                -                -                  -                 -                -
        2.845                          -                -           19,548                  -                 -                -
        2.850                          -            7,167            7,372              7,196           101,115            1,650
        2.860                          -            4,254           19,033             23,653           329,386           13,501
        2.895                          -                -                -                  -            18,305                -
        2.900                      2,702                -           73,514             21,629           111,856          255,545
        2.910                      9,157           70,702           78,294             88,918           207,204           65,682
        2.920                          -                -                -                  -                 -                -
        2.950                          -                -                -                  -                 -                -
        2.955                          -                -                -                  -             1,526                -
        2.960                          -            4,977                -                  -            69,994           11,231
        2.995                          -                -                -                  -                 -                -
        3.000                          -                -                -                  -                 -                -
        3.010                          -           32,286          111,576             59,488           213,326          136,210
        3.045                          -                -                -                  -            10,736                -
        3.050                          -                -                -                  -                 -                -
        3.060                      5,148                -           38,476             31,368           192,082            5,183
        3.070                          -                -                -                  -                 -                -


                                                                                    JNL/MCM
                           JNL/MCM             JNL/MCM            JNL/MCM         Enhanced           JNL/MCM          JNL/MCM
                       Communications      Consumer Brands        Energy        S&P 500 Stock       Financial          Global
                      Sector Portfolio     Sector Portfolio   Sector Portfolio Index Portfolio   Sector Portfolio   15 Portfolio
                     --------------------  -----------------  ---------------- ----------------  ----------------  ---------------
                     --------------------  -----------------  ---------------- ----------------  ----------------  ---------------
       M&E CLASS

        2.500                          -                  -            13,110           16,675             1,422          233,744
        2.505                          -                  -                 -                -                 -           15,084
        2.510                      1,045             25,609           459,699           60,606           327,759          820,725
        2.520                          -                  -                 -                -                 -                -
        2.545                          -                  -            46,866                -            24,706           70,722
        2.550                        229                  -            49,423           17,175                 -          456,783
        2.560                          -                  -             7,890           42,312            33,211        1,096,138
        2.570                          -                  -                 -                -                 -                -
        2.595                          -                  -            20,653           13,523                 -           17,821
        2.600                          -                  -            64,321            3,239                 -          185,386
        2.605                          -                  -                 -                -                 -            6,374
        2.610                    383,497             62,957           909,463          353,883           240,796        2,856,760
        2.620                          -                  -             4,531                -                 -           17,879
        2.645                          -                  -                 -                -                 -          178,821
        2.650                     88,843              4,030           188,701            6,370           118,805          513,366
        2.660                     77,888             34,761           187,689           31,772            24,123          840,072
        2.670                          -                  -                 -                -                 -           83,672
        2.680                          -                  -                 -                -                 -           36,598
        2.695                      5,485              5,546             5,578                -             5,435           88,944
        2.700                          -                  -                 -           25,903                 -           20,864
        2.710                     11,229             10,609           134,390          188,126           138,164          787,452
        2.720                          -                  -                 -                -                 -                -
        2.745                          -                  -           113,600           49,803            17,870          115,545
        2.750                          -                  -             7,286                -             8,004           50,660
        2.760                          -             11,660            75,112                -            10,295          325,292
        2.770                          -                  -                 -           28,914                 -                -
        2.795                          -              4,562            18,916                -                 -            5,571
        2.800                          -                  -            27,409          136,108            18,457           20,940
        2.810                          -                  -           176,424           11,351                 -          123,190
        2.820                          -                  -                 -                -                 -                -
        2.845                          -                  -                 -                -                 -            2,245
        2.850                          -                  -                 -              461                 -           24,281
        2.860                          -                  -            18,743                -             4,259          361,376
        2.895                          -                  -            42,849                -            37,515           35,560
        2.900                          -                  -            68,043                -                 -          121,818
        2.910                      8,795                  -           158,129           52,654            46,866          353,714
        2.920                          -                  -                 -                -                 -                -
        2.950                          -                  -                 -                -                 -                -
        2.955                          -                  -                 -                -                 -            1,589
        2.960                          -             10,248            19,839                -                 -           74,391
        2.995                          -                  -                 -                -                 -                -
        3.000                          -                  -                 -                -                 -                -
        3.010                          -             78,570            31,768            7,746            94,785          198,570
        3.045                          -                  -             8,038                -             7,456           10,828
        3.050                          -                  -                 -                -                 -                -
        3.060                          -              9,925             7,033                -             4,524          192,912
        3.070                          -                  -                 -                -                 -                -

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of net assets as of December 31, 2004:


                             JNL/FMR       JNL/JPMorgan      JNL/Lazard         JNL/Lazard                           JNL/MCM
                             Capital       International       Mid Cap          Small Cap          JNL/MCM         Bond Index
                         Growth Portfolio Value Portfolio  Value Portfolio   Value Portfolio     25 Portfolio       Portfolio
                         ---------------- ---------------- ----------------  ----------------- ----------------- ----------------
                         ---------------- ---------------- ----------------  ----------------- ----------------- ----------------
       M&E CLASS

        3.095                          -                -                -                  -                 -                -
        3.100                          -                -                -                  -                 -                -
        3.110                          -            1,917           11,513              5,707            33,468                -
        3.145                          -                -            5,140                  -                 -                -
        3.150                          -                -                -                  -                 -                -
        3.160                          -                -                -                  -            28,948           53,895
        3.200                          -                -                -                  -            40,553                -
        3.210                          -                -                -                  -                 -                -
        3.250                          -                -                -                  -                 -                -
        3.255                          -                -                -                  -            22,914                -
        3.260                          -                -                -                  -            23,263                -
        3.270                          -                -                -                  -                 -                -
        3.310                          -                -                -                  -             1,966                -
        3.350                          -                -                -                  -                 -                -
        3.400                          -                -                -                  -                 -                -
        3.410                          -                -            3,635              2,243             1,589                -
        3.450                          -                -                -                  -                 -                -
        3.460                          -                -                -                  -                 -                -
        3.500                          -                -                -                  -                 -                -
        3.510                          -                -                -                  -                 -                -
        3.560                          -                -                -                  -                 -           52,907
        3.600                          -                -                -                  -                 -                -
        3.610                          -                -                -                  -                 -                -
        3.650                          -                -                -                  -                 -                -
        3.660                          -                -                -                  -                 -                -
        3.700                          -                -                -                  -                 -                -
        3.710                          -                -                -                  -                 -                -
        3.750                          -                -                -                  -                 -                -
        3.760                          -                -                -                  -                 -                -
        3.800                          -                -                -                  -                 -                -
        3.860                          -                -                -                  -                 -                -
        3.895                          -                -                -                  -                 -                -
        4.000                          -                -                -                  -             7,025                -


 PERSPECTIVE
  Standard Benefit           123,062,457       22,187,634       43,581,831         35,519,997        42,784,681        6,213,805
   Maximum Anniversary
     Value Benefit                67,930                -          195,979             37,129           149,559           47,888
   Earnings Protection
     Benefits                    178,516           26,145           65,787            106,695         1,141,337           10,794
   Combined Optional
     Benefits                      1,880           74,993            6,876             35,784                 -           42,781
                         ---------------- ---------------- ----------------  ----------------- ----------------- ----------------
                         ---------------- ---------------- ----------------  ----------------- ----------------- ----------------

         Total             $ 136,151,828     $ 72,980,461    $ 133,656,872      $ 112,999,192     $ 411,611,944    $ 111,203,668
                         ================ ================ ================  ================= ================= ================


                                                                                       JNL/MCM
                            JNL/MCM             JNL/MCM            JNL/MCM         Enhanced           JNL/MCM          JNL/MCM
                        Communications      Consumer Brands        Energy        S&P 500 Stock       Financial          Global
                       Sector Portfolio     Sector Portfolio   Sector Portfolio Index Portfolio   Sector Portfolio   15 Portfolio
                      --------------------  -----------------  ---------------- ----------------  ----------------  ---------------
                      --------------------  -----------------  ---------------- ----------------  ----------------  ---------------
       M&E CLASS

        3.095                           -                  -                 -                -                 -                -
        3.100                           -                  -                 -                -                 -                -
        3.110                           -                  -             8,066                -             8,321           23,579
        3.145                           -                  -                 -                -                 -                -
        3.150                           -                  -                 -                -                 -                -
        3.160                           -                  -                 -                -                 -           29,389
        3.200                           -                  -                 -                -                 -           40,566
        3.210                           -                  -                 -                -                 -            1,099
        3.250                           -                  -                 -                -                 -                -
        3.255                           -                  -                 -                -                 -           24,292
        3.260                           -                  -                 -                -                 -           23,424
        3.270                           -                  -                 -                -                 -                -
        3.310                           -                  -                 -                -                 -            1,954
        3.350                           -                  -                 -                -                 -                -
        3.400                           -                  -                 -                -                 -                -
        3.410                           -                  -                 -                -                 -            1,724
        3.450                           -                  -                 -                -                 -                -
        3.460                           -                  -                 -                -                 -                -
        3.500                           -                  -                 -                -                 -                -
        3.510                           -                  -                 -                -                 -                -
        3.560                           -                  -                 -                -                 -                -
        3.600                           -                  -                 -                -                 -                -
        3.610                           -                  -                 -                -                 -                -
        3.650                           -                  -                 -                -                 -                -
        3.660                           -                  -                 -                -                 -                -
        3.700                           -                  -                 -                -                 -                -
        3.710                           -                  -                 -                -                 -                -
        3.750                           -                  -                 -                -                 -                -
        3.760                           -                  -                 -                -                 -                -
        3.800                           -                  -                 -                -                 -                -
        3.860                           -                  -                 -                -                 -                -
        3.895                           -                  -                 -                -                 -                -
        4.000                           -                  -                 -                -                 -            7,609


 PERSPECTIVE
  Standard Benefit              9,073,376         10,124,814        18,819,474        8,437,124        17,238,741       41,815,992
   Maximum Anniversary
     Value Benefit                      -                  -            31,660           87,640                 -          140,316
   Earnings Protection
     Benefits                     353,704            430,553           496,192           40,543           661,019          797,647
   Combined Optional
     Benefits                           -                  -                 -                -                 -                -
                      --------------------  -----------------  ---------------- ----------------  ----------------  ---------------
                      --------------------  -----------------  ---------------- ----------------  ----------------  ---------------

         Total               $ 16,654,347       $ 14,747,767      $ 52,129,280     $ 58,425,211      $ 28,505,269    $ 395,535,457
                      ====================  =================  ================ ================  ================  ===============

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of net assets as of December 31, 2004:


                                                                                 JNL/MCM
                             JNL/MCM          JNL/MCM          JNL/MCM       Pharmaceutical/         JNL/MCM          JNL/MCM
                          International        JNL 5           Nasdaq(R)        Healthcare       S&P 400 MidCap       S&P 500
                         Index Portfolio     Portfolio       15 Portfolio    Sector Portfolio    Index Portfolio   Index Portfolio
                         ----------------- ---------------  --------------- -------------------  ----------------  ---------------
                         ----------------- ---------------  --------------- -------------------  ----------------  ---------------
 M&E CLASS

         1.000                  $ 446,320             $ -              $ -                 $ -         $ 597,803        $ 937,072
         1.100                    121,853         622,712           29,746              50,333            70,329          119,927
         1.150                 17,163,038       3,661,528        1,420,720           1,170,619        21,534,616       36,236,033
         1.250                  9,117,299       7,436,615          978,681           1,168,592         7,064,993       11,558,040
         1.300                  7,682,567         976,223           77,388             316,099         9,642,276       15,397,763
         1.350                    708,888               -                -                   -           219,744          241,960
         1.395                          -               -                -                   -                 -                -
         1.400                  5,479,719       3,017,885          617,814             551,421         5,954,858        8,872,508
         1.420                    150,050               -                -                   -           145,319           69,977
         1.450                  2,931,418          69,203          244,830             479,439         3,165,579        5,817,349
         1.500                 14,411,648       3,288,089          662,316           1,662,435        17,119,832       21,635,950
         1.545                  1,648,460         475,709           53,933              90,576         2,369,173        2,773,760
         1.550                  1,786,561         963,268          130,228             459,703         2,081,978        3,527,781
         1.560                     68,210               -                -                   -            32,581           19,445
         1.570                    294,059         204,428                -              13,639           407,399          761,794
         1.575                          -               -                -                   -                 -                -
         1.600                 11,390,600         957,746          424,285           1,069,308        12,766,359       16,690,408
         1.605                          -          97,737                -                   -                 -        1,013,820
         1.630                          -               -                -               1,086                 -                -
         1.645                    140,025          55,653           14,834              18,383           152,006          207,438
         1.650                  3,502,633       8,790,729          710,567             274,070         3,615,468        5,999,674
         1.660                          -               -                -                   -           138,114          133,403
         1.670                    265,254         128,128                -               8,370           293,774          187,018
         1.695                    743,505         467,366            2,016             115,614         1,051,399        3,046,758
         1.700                  4,287,887       1,830,163          139,325           1,146,561         4,686,323        6,923,301
         1.710                 10,072,066       3,531,164          659,443             681,382        11,444,655       20,340,284
         1.720                    202,450               -                -              22,058           240,279          231,132
         1.725                          -               -                -                   -                 -                -
         1.745                     12,691               -                -                   -            12,608                -
         1.750                  2,085,453         675,078           43,567             204,352         2,309,043        4,159,577
         1.760                    149,506               -            1,408              41,213           189,173          142,615
         1.795                    254,992          50,281                -              29,615           367,546          583,356
         1.800                  2,178,036       2,349,820          364,639             340,433         2,580,432        3,890,418
         1.810                  3,036,016       7,354,211          256,688             575,127         3,614,237        6,145,719
         1.820                    154,240          57,636                -                   -           112,080          163,785
         1.825                          -               -                -                   -                 -                -
         1.845                    393,670          83,336           54,936              22,787           860,369        1,474,030
         1.850                  1,422,188       1,286,860            8,453             325,995         1,504,324        2,329,255
         1.860                  6,722,067         815,231           76,993             688,254         6,935,133       11,628,956
         1.870                    247,083               -                -              29,065           566,404          349,638
         1.895                    668,579          17,371           13,663             319,151         1,042,711        2,086,981
         1.900                  2,747,039       3,886,321          661,362             142,560         3,203,669        4,162,568
         1.910                          -               -                -                   -                 -                -
         1.920                    213,359          35,278           14,683             102,320           258,394          423,401
         1.945                    128,613          89,580                -              54,216           158,318          237,613
         1.950                  1,211,479       1,793,486           62,982             250,453         2,149,370        3,021,602
         1.955                     12,687               -                -                   -            26,054           67,995


                        JNL/MCM            JNL/MCM          JNL/MCM           JNL/MCM          JNL/MCM          JNL/MCM
                   Select Small Cap      Small Cap        Technology       The Dow SM        The Dow SM        The S&P(R)
                       Portfolio      Index Portfolio   Sector Portfolio   5 Portfolio      10 Portfolio     10 Portfolio
                   ------------------ ----------------  ---------------------------------  ---------------  ----------------
                   ------------------ ----------------  ---------------- ----------------  ---------------  ----------------
 M&E CLASS

         1.000           $ 1,862,051        $ 486,117               $ -              $ -      $ 1,735,097       $ 1,947,679
         1.100               575,390           77,238            30,090                -          747,251           557,979
         1.150            52,142,234       18,027,766           622,014                -       60,658,108        54,697,303
         1.250            17,771,483        6,528,000           598,166                -       20,496,463        19,214,350
         1.300            11,369,245        9,649,812           183,524                -       14,268,715        11,281,413
         1.350               746,982          217,582                 -                -          703,692           750,119
         1.395                     -                -                 -                -                -                 -
         1.400             9,273,463        5,449,136           319,693                -       11,142,070         8,775,541
         1.420                     -           74,329                 -                -           67,458            77,107
         1.450             5,086,457        2,544,370           551,507                -        5,972,558         5,221,538
         1.500            29,388,740       13,543,471           660,894                -       32,151,354        30,597,637
         1.545             3,603,346        1,731,602             2,777                -        4,947,993         4,489,641
         1.550             2,742,289        1,841,703           739,560                -        3,838,970         3,626,817
         1.560               640,770           39,823                 -                -          592,953           656,545
         1.570               870,882          193,917             7,790                -        1,080,587           763,817
         1.575                     -                -                 -                -                -                 -
         1.600            20,255,920       10,251,378           642,417                -       21,617,722        20,198,573
         1.605                25,198                -                 -                -           23,997            24,790
         1.630                18,165            1,208                 -                -                -            18,165
         1.645               475,873          174,552            62,581                -          536,873           481,781
         1.650            12,172,257        2,847,502           221,629                -       13,043,455        11,751,047
         1.660               180,118           69,809                 -                -          382,799           174,469
         1.670               199,552           93,120             3,139                -          364,186           285,199
         1.695             1,534,599          920,368            54,489                -        2,320,332         1,659,774
         1.700             7,071,162        4,382,520           444,161                -       10,054,952         7,583,742
         1.710            21,462,031       10,155,997           916,887                -       23,834,586        21,731,479
         1.720               298,060           76,800            16,351                -          294,828           249,333
         1.725                     -                -                 -                -                -                 -
         1.745                     -           12,561            12,619                -                -            12,598
         1.750             5,276,037        2,106,910            96,187                -        5,640,399         5,706,397
         1.760               601,262          147,803                 -                -          541,631           614,296
         1.795             1,082,709          325,311            24,754                -        1,085,914         1,010,800
         1.800             7,257,464        2,167,383           236,037                -        8,150,362         7,801,398
         1.810             7,504,289        3,642,940           342,656                -        8,780,591         7,908,080
         1.820                76,610          100,685                 -                -          140,176           117,597
         1.825                     -                -                 -                -                -                 -
         1.845             1,179,884          691,872            10,800                -        1,671,703         1,201,168
         1.850             3,279,395        1,541,601           184,419                -        3,539,803         3,391,871
         1.860             8,006,013        6,613,649           332,237                -       10,247,330         7,795,894
         1.870               175,040          278,699            11,766                -          220,700            68,447
         1.895             1,545,983          938,413           252,947                -        2,009,325         1,788,586
         1.900             4,098,799        2,829,473           150,061                -        4,579,081         4,016,031
         1.910               224,329                -                 -                -          200,745           229,146
         1.920               491,765          242,025            20,805                -          605,862           571,868
         1.945               199,744          122,253            13,811                -          474,869           244,951
         1.950             2,606,436        1,140,033           111,729                -        3,785,994         2,868,382
         1.955                77,246           12,926                 -                -           72,886            64,799

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of net assets as of December 31, 2004:


                                                                                 JNL/MCM
                             JNL/MCM          JNL/MCM          JNL/MCM       Pharmaceutical/         JNL/MCM          JNL/MCM
                          International        JNL 5           Nasdaq(R)        Healthcare       S&P 400 MidCap       S&P 500
                         Index Portfolio     Portfolio       15 Portfolio    Sector Portfolio    Index Portfolio   Index Portfolio
                         ----------------- ---------------  --------------- -------------------  ----------------  ---------------
                         ----------------- ---------------  --------------- -------------------  ----------------  ---------------
       M&E CLASS

         1.960                  2,500,169       1,008,339           11,812             373,731         3,098,117        4,372,759
         1.970                      9,503               -                -                   -           252,826            8,923
         1.995                    455,451           3,190            3,123              31,121           556,852          832,750
         2.000                    916,485         414,649                -             480,741         1,310,771        1,543,169
         2.005                     41,756               -                -                   -            20,815           20,507
         2.010                    558,895         100,158                -             132,084         1,476,407        1,891,703
         2.020                    139,874               -                -               9,961           175,066          192,867
         2.045                    450,951         217,989           20,405                 776           462,530          596,965
         2.050                  1,232,866         201,028            5,738             311,944         1,285,772        2,223,932
         2.060                  4,574,365       1,542,281          146,777           1,244,066         5,611,723        8,185,100
         2.070                    129,307         225,787                -                   -           120,296          119,081
         2.095                    220,019               -                -              21,852           155,726          192,238
         2.100                    543,392       1,135,354           21,786              97,752           520,710          763,918
         2.110                  1,520,888       1,458,500                -             181,740         1,506,348        3,576,271
         2.120                     30,555               -                -                   -            30,701           67,326
         2.145                    195,231         221,548                -               9,089           306,540          541,121
         2.150                  1,073,365         311,932            8,721             202,748         1,289,391        1,501,636
         2.160                  4,551,507       1,022,180           22,350             583,640         5,249,357        6,847,063
         2.170                     20,706               -                -                   -            25,124           65,541
         2.195                     68,983          15,448                -               3,162           179,273          303,148
         2.200                    427,553         711,761           85,978               7,192           773,462        1,028,003
         2.210                  1,020,589       2,556,573           79,363              96,573         1,311,983        2,541,711
         2.220                     27,733               -                -                   -            70,380          145,410
         2.245                    133,841         209,080                -                   -           154,419        1,343,295
         2.250                    533,089          25,787           26,277                 825           418,368          872,386
         2.260                  1,876,189         695,874           27,988             373,742         2,205,370        3,675,348
         2.270                      7,669               -                -                   -             7,654           49,816
         2.280                          -               -                -                   -                 -                -
         2.295                    128,598         106,544           10,042               9,863           271,387          353,430
         2.300                    987,241          74,699                -              23,362         1,089,227        3,114,160
         2.305                          -               -                -                   -                 -                -
         2.310                  1,206,618         220,751            5,475              61,407         1,595,877        2,485,311
         2.320                     63,379         343,875                -               2,669            14,343           65,290
         2.345                     53,372          84,491                -               2,249           108,212          150,522
         2.350                     20,043          18,390            7,512              20,270            19,630          649,199
         2.360                    696,476       1,177,997            6,869             133,191           700,820        1,083,090
         2.370                      3,673               -                -                   -                 -            1,820
         2.395                     81,118          24,992                -              26,628           128,410          133,925
         2.400                     98,422         362,394            5,117                   -            82,216           60,942
         2.405                          -               -                -                   -             5,915            5,760
         2.410                    634,820         318,218           85,408               5,765           730,678          830,046
         2.420                     11,789               -                -                   -                 -           24,651
         2.445                     94,931               -                -                   -            92,294          159,788
         2.450                    209,298         403,922           19,950              21,604           189,662          604,772
         2.460                  1,877,927       2,361,950           45,533             149,365           951,569        1,224,818
         2.470                     24,103               -                -                   -             8,636           40,244
         2.495                     45,948               -                -              25,549            51,044           52,407


                         JNL/MCM            JNL/MCM          JNL/MCM           JNL/MCM          JNL/MCM          JNL/MCM
                    Select Small Cap      Small Cap        Technology       The Dow SM        The Dow SM        The S&P(R)
                        Portfolio      Index Portfolio   Sector Portfolio   5 Portfolio      10 Portfolio     10 Portfolio
                    ------------------ ----------------  ---------------------------------  ---------------  ----------------
                    ------------------ ----------------  ---------------- ----------------  ---------------  ----------------
       M&E CLASS

         1.960              7,674,124        2,921,172           114,720                -        8,205,045         6,961,274
         1.970                  8,944          127,626                 -                -           21,090           390,181
         1.995                473,633          543,773            48,869                -          963,837           548,907
         2.000              1,956,849          985,328            15,742                -        2,174,891         2,143,567
         2.005                      -           41,343                 -                -                -                 -
         2.010              2,023,657        1,092,905           119,715                -        2,355,912         2,077,490
         2.020                255,586          190,589             5,935                -          322,274           316,801
         2.045                684,507          406,967                 -                -          911,988           702,823
         2.050              3,801,786        1,283,370           225,520                -        3,897,144         4,028,512
         2.060              9,596,031        5,426,492           910,300                -       11,390,722        10,341,079
         2.070                 98,038          119,913                 -                -           95,479            96,254
         2.095                324,548          223,633                 -                -          489,723           350,932
         2.100                962,601          410,681            91,045                -        1,095,305         1,119,878
         2.110                799,093        1,445,625            90,889                -        1,015,696           835,151
         2.120                      -           40,582                 -                -           30,284                 -
         2.145                640,751          286,145             2,918                -          804,268           711,350
         2.150              1,382,866          980,529            76,513                -        1,712,385         1,600,007
         2.160              5,095,804        5,062,033           408,467                -        6,035,548         5,454,029
         2.170                 60,071           25,596                 -                -          132,612            82,612
         2.195                240,443          190,008             3,118                -          273,870           306,574
         2.200              1,033,315          465,208             5,927                -        1,089,727           921,570
         2.210              3,239,380        1,237,330            49,299                -        3,365,743         2,941,253
         2.220                 63,887           23,291                 -                -           92,896            69,586
         2.245                102,684          173,930             7,364                -          128,687           141,380
         2.250              1,525,034          497,779                 -                -        1,638,725         1,561,656
         2.260              3,982,125        2,232,623            60,045                -        3,873,167         3,321,288
         2.270                 54,776            7,729                 -                -           55,435            59,975
         2.280                      -                -                 -                -                -                 -
         2.295                254,775          220,895                 -                -          270,762           243,269
         2.300              2,573,314          945,843            33,982                -        2,685,070         2,751,034
         2.305                  8,250                -                 -                -                -                 -
         2.310              2,871,604        1,560,332            18,321                -        2,677,327         2,599,450
         2.320                 12,527           64,324             2,638                -           85,838            29,074
         2.345                213,760           49,021                 -                -          227,685           179,406
         2.350                495,875           13,722             3,519                -          630,751           490,135
         2.360              3,461,232          629,137            82,279                -        3,712,387         3,504,107
         2.370                      -            2,473                 -                -            2,495                 -
         2.395                260,045          143,086                 -                -          276,006           202,762
         2.400                161,158           80,431             1,315                -          157,321           162,321
         2.405                      -                -                 -                -                -                 -
         2.410              1,071,549          840,762                58                -        1,304,771         1,261,999
         2.420                      -            5,919                 -                -                -                 -
         2.445                187,921           92,967                 -                -          307,637           299,186
         2.450              1,648,819          215,281             1,075                -        1,774,639         1,615,844
         2.460              1,016,212          801,807            11,244                -        1,235,009         1,022,479
         2.470                 46,734           11,335                 -                -           46,819            46,297
         2.495                 47,216           45,157                 -                -           44,539            46,076

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of net assets as of December 31, 2004:


                                                                                 JNL/MCM
                             JNL/MCM          JNL/MCM          JNL/MCM       Pharmaceutical/         JNL/MCM          JNL/MCM
                          International        JNL 5           Nasdaq(R)        Healthcare       S&P 400 MidCap       S&P 500
                         Index Portfolio     Portfolio       15 Portfolio    Sector Portfolio    Index Portfolio   Index Portfolio
                         ----------------- ---------------  --------------- -------------------  ----------------  ---------------
                         ----------------- ---------------  --------------- -------------------  ----------------  ---------------
       M&E CLASS

         2.500                      9,487               -                -               2,510             9,847           48,406
         2.505                          -               -                -                   -                 -                -
         2.510                    491,601         732,355                -             153,611           631,665          753,054
         2.520                          -               -                -                   -                 -                -
         2.545                     91,472               -                -               5,660           103,501          138,166
         2.550                     69,506         108,955           61,424                 135            78,237          576,228
         2.560                    683,565          16,174                -              19,374         1,369,558          904,502
         2.570                     54,185               -                -                   -            52,641           51,109
         2.595                        742           2,516            1,731                 148            69,889           86,997
         2.600                     41,743          31,413            3,589               2,782            34,007          107,412
         2.605                          -               -                -                   -                 -                -
         2.610                  1,171,988          21,818                -             201,712         1,091,155        2,267,405
         2.620                          -               -                -                   -                 -                -
         2.645                     20,071         189,624                -              10,796            35,911          102,879
         2.650                     22,522               -                -             124,242            19,224           66,815
         2.660                    891,545         369,735            3,224             154,095         1,796,422          802,554
         2.670                          -               -                -                   -                 -            1,003
         2.680                          -               -                -                   -                 -                -
         2.695                      5,726               -           10,013               5,938             5,576            2,975
         2.700                      2,163          41,350                -                   -             2,141            2,094
         2.710                    464,558         283,506           14,067             111,435           634,273          781,326
         2.720                          -               -                -                   -                 -                -
         2.745                     28,814         108,960                -              16,803            28,901           28,235
         2.750                      1,482               -                -               6,332             5,699           43,568
         2.760                    123,630       1,055,789                -               3,277           108,943          193,860
         2.770                          -               -                -               7,761                 -           63,742
         2.795                      9,271               -            8,906                   -             9,167            8,846
         2.800                    121,627               -                -                   -            76,190          275,495
         2.810                    633,882               -                -                   -           519,019          403,353
         2.820                          -               -                -                   -                 -                -
         2.845                          -               -                -                   -             3,785            3,682
         2.850                      1,588               -                -                   -             1,266              991
         2.860                     19,047          66,838                -              18,525            14,674           31,328
         2.895                     22,079               -           17,493              23,544            21,890           21,486
         2.900                    362,871               -                -                   -           344,439          319,462
         2.910                    237,258         778,332                -              67,746           118,975          183,069
         2.920                          -               -                -                   -                 -                -
         2.950                          -               -                -                   -                 -                -
         2.955                          -               -                -                   -                 -                -
         2.960                     69,370          19,835           96,310                   -            83,569           56,165
         2.995                          -               -                -                   -                 -                -
         3.000                          -               -                -                   -                 -                -
         3.010                    129,176          36,562           16,926              68,665           206,933          179,228
         3.045                          -               -                -               6,577            25,399           24,894
         3.050                          -               -                -                   -                 -                -
         3.060                     18,062          10,389                -              34,294            21,779           22,959
         3.070                          -               -                -                   -            22,415           59,853



                        JNL/MCM            JNL/MCM          JNL/MCM           JNL/MCM          JNL/MCM          JNL/MCM
                   Select Small Cap      Small Cap        Technology       The Dow SM        The Dow SM        The S&P(R)
                       Portfolio      Index Portfolio   Sector Portfolio   5 Portfolio      10 Portfolio     10 Portfolio
                   ------------------ ----------------  ---------------------------------  ---------------  ----------------
                   ------------------ ----------------  ---------------- ----------------  ---------------  ----------------
       M&E CLASS

         2.500               182,952           19,184             3,203                -          281,727           246,548
         2.505                15,918                -                 -                -           14,836            15,183
         2.510               746,238          586,597                93                -        1,302,263           876,602
         2.520                     -                -                 -                -                -                 -
         2.545                36,988          116,041             2,592                -           54,748            52,503
         2.550               463,419           78,655               243                -          469,667           459,188
         2.560             1,122,204          743,946               755                -        1,045,289           956,671
         2.570                     -           52,859                 -                -                -                 -
         2.595                11,289           88,383                 -                -           30,027            12,247
         2.600               101,527           53,463             2,782                -          126,203           100,262
         2.605                 6,443                -                 -                -            5,714             6,268
         2.610             2,104,119        1,127,693             4,337                -        2,423,611         2,080,340
         2.620                18,475                -                 -                -           15,738            17,414
         2.645               173,356           19,417            17,201                -          174,109           178,313
         2.650               417,496           41,484                 -                -          517,436           447,784
         2.660               647,447          982,318             8,065                -          995,360           552,916
         2.670                86,245            1,009             1,004                -           76,324            82,990
         2.680                38,188                -                 -                -           32,388            36,439
         2.695                79,892                -             5,495                -           76,817            74,109
         2.700                21,253            2,136                 -                -           20,876            20,700
         2.710               664,340          494,995           138,987                -          898,124           775,314
         2.720                     -                -                 -                -                -                 -
         2.745               108,901           29,590             7,046                -          127,977           128,826
         2.750                78,488              552               675                -           20,144            66,718
         2.760               270,084          200,713             3,112                -          186,747           241,733
         2.770                     -                -                 -                -                -                 -
         2.795                 5,364            9,289                 -                -           13,804            14,539
         2.800                44,066           72,452                 -                -           20,567            53,735
         2.810                99,663          513,541                 -                -          145,139            80,377
         2.820                     -                -                 -                -                -                 -
         2.845                     -            3,884                 -                -            3,670                 -
         2.850                17,761            1,529                 -                -           17,614            17,368
         2.860               323,066           22,281                 -                -          312,913           335,605
         2.895                34,312           21,869                 -                -           69,181            35,119
         2.900               128,826          360,410                 -                -          109,417           114,318
         2.910               186,686           79,152            29,670                -          237,406           194,188
         2.920                     -                -                 -                -                -                 -
         2.950                     -                -                 -                -                -                 -
         2.955                 1,617                -                 -                -            1,524             1,560
         2.960                84,203           56,479                 -                -           62,617            56,685
         2.995                     -                -                 -                -                -                 -
         3.000                     -                -                 -                -                -                 -
         3.010               244,978          146,473            41,402                -          203,282           187,781
         3.045                10,947           25,736             6,924                -           10,761            54,362
         3.050                     -                -                 -                -                -                 -
         3.060               229,310           14,201            30,132                -          265,053           191,448
         3.070                     -           17,099                 -                -                -                 -

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of net assets as of December 31, 2004:


                                                                                 JNL/MCM
                             JNL/MCM          JNL/MCM          JNL/MCM       Pharmaceutical/         JNL/MCM          JNL/MCM
                          International        JNL 5           Nasdaq(R)        Healthcare       S&P 400 MidCap       S&P 500
                         Index Portfolio     Portfolio       15 Portfolio    Sector Portfolio    Index Portfolio   Index Portfolio
                         ----------------- ---------------  --------------- -------------------  ----------------  ---------------
                         ----------------- ---------------  --------------- -------------------  ----------------  ---------------
       M&E CLASS

         3.095                          -         106,024                -                   -                 -                -
         3.100                          -               -                -                   -                 -                -
         3.110                     10,568               -                -               2,829            12,223           41,632
         3.145                          -               -                -                   -                 -                -
         3.150                          -               -           10,194                   -                 -                -
         3.160                     58,441               -                -                   -            37,917           66,303
         3.200                          -               -                -                   -                 -                -
         3.210                          -               -                -                   -            96,329          323,077
         3.250                          -               -                -                   -                 -                -
         3.255                          -               -                -                   -                 -                -
         3.260                          -               -                -                   -                 -                -
         3.270                          -               -                -                   -                 -                -
         3.310                          -               -                -                   -            13,667           49,120
         3.350                          -               -                -                   -                 -                -
         3.400                          -               -                -                   -                 -                -
         3.410                          -               -                -                   -                 -                -
         3.450                          -               -                -                   -                 -                -
         3.460                          -               -                -                   -                 -           92,830
         3.500                          -               -                -                   -                 -                -
         3.510                          -               -                -                   -                 -                -
         3.560                     54,457               -                -                   -            54,473           53,956
         3.600                          -               -                -                   -                 -                -
         3.610                          -               -                -                   -                 -                -
         3.650                          -               -                -                   -                 -                -
         3.660                          -               -                -                   -                 -                -
         3.700                          -               -                -                   -                 -                -
         3.710                          -               -                -                   -                 -                -
         3.750                          -               -                -                   -                 -                -
         3.760                          -               -                -                   -                 -                -
         3.800                          -               -                -                   -                 -                -
         3.860                          -               -                -                   -                 -                -
         3.895                          -               -                -                   -                 -                -
         4.000                          -               -                -                   -                 -                -


 PERSPECTIVE
  Standard Benefit             12,478,456       4,757,951          460,608          20,913,200        11,882,838       18,751,995
   Maximum Anniversary
     Value Benefit                 84,839               -            8,170                   -            83,674           81,188
   Earnings Protection
     Benefits                      33,485               -                -             833,300            13,592           12,537
   Combined Optional
     Benefits                           -               -                -                   -                 -                -
                         ----------------- ---------------  --------------- -------------------  ----------------  ---------------
                         ----------------- ---------------  --------------- -------------------  ----------------  ---------------

         Total              $ 162,270,172    $ 81,382,642      $ 9,084,379        $ 39,865,181     $ 185,042,426    $ 286,238,045
                         ================= ===============  =============== ===================  ================  ===============


                             JNL/MCM           JNL/MCM           JNL/MCM          JNL/MCM          JNL/MCM           JNL/MCM
                        Select Small Cap      Small Cap        Technology       The Dow SM        The Dow SM        The S&P(R)
                            Portfolio      Index Portfolio   Sector Portfolio   5 Portfolio      10 Portfolio     10 Portfolio
                        ------------------ ----------------  ---------------------------------  ---------------  ----------------
                        ------------------ ----------------  ---------------- ----------------  ---------------  ----------------
       M&E CLASS

         3.095                          -                -                 -                -                -                 -
         3.100                          -                -                 -                -                -                 -
         3.110                     20,542            6,964                 -                -           16,673            17,120
         3.145                          -                -                 -                -                -                 -
         3.150                          -                -                 -                -           20,368                 -
         3.160                     20,307           56,601                 -                -           38,165            19,980
         3.200                     40,065                -                 -                -           37,963            39,419
         3.210                      1,131           67,048                 -                -                -                 -
         3.250                          -                -                 -                -                -                 -
         3.255                     24,434                -                 -                -           21,709            23,938
         3.260                     23,738                -                 -                -           23,151            23,587
         3.270                          -                -                 -                -                -                 -
         3.310                      1,980            9,176                 -                -            1,959             1,985
         3.350                          -                -                 -                -                -                 -
         3.400                          -                -                 -                -                -                 -
         3.410                      1,603                -                 -                -            1,424             1,612
         3.450                          -                -                 -                -                -                 -
         3.460                          -                -                 -                -                -                 -
         3.500                          -                -                 -                -                -                 -
         3.510                          -                -                 -                -                -                 -
         3.560                          -           53,889                 -                -                -                 -
         3.600                          -                -                 -                -                -                 -
         3.610                          -                -                 -                -                -                 -
         3.650                          -                -                 -                -                -                 -
         3.660                          -                -                 -                -                -                 -
         3.700                          -                -                 -                -                -                 -
         3.710                          -                -                 -                -                -                 -
         3.750                          -                -                 -                -                -                 -
         3.760                          -                -                 -                -                -                 -
         3.800                          -                -                 -                -                -                 -
         3.860                          -                -                 -                -                -                 -
         3.895                          -                -                 -                -                -                 -
         4.000                      7,234                -                 -                -            6,780             7,258


 PERSPECTIVE
  Standard Benefit             42,124,865       11,743,783        18,331,276                -       67,251,654        38,007,370
   Maximum Anniversary
     Value Benefit                149,220           84,016                 -                -          185,091           116,460
   Earnings Protection
     Benefits                   1,094,547           27,320           640,210                -        1,513,122           851,513
   Combined Optional
     Benefits                           -                -                 -                -           29,706                 -
                        ------------------ ----------------  ---------------- ----------------  ---------------  ----------------
                        ------------------ ----------------  ---------------- ----------------  ---------------  ----------------

         Total              $ 356,176,523    $ 162,489,576      $ 29,544,518              $ -    $ 429,752,717     $ 361,642,110
                        ================== ================  ================ ================  ===============  ================

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of net assets as of December 31, 2004:


                                                                                                                    JNL/
                         JNL/MCM          JNL/MCM       JNL/Oppenheimer                         JNL/PIMCO        PPM America
                       Value Line(R)        VIP          Global Growth     JNL/Oppenheimer    Total Return       High Yield
                      25 Portfolio       Portfolio         Portfolio      Growth Portfolio   Bond Portfolio    Bond Portfolio
                     ----------------  ---------------  ----------------  ------------------ ---------------- ------------------
                     ----------------  ---------------  ----------------  ------------------ ---------------- ------------------
 M&E CLASS

         1.000             $ 123,468              $ -         $ 194,643           $ 204,388        $ 376,291                $ -
         1.100               148,780           50,078           148,195                   -           79,801                  -
         1.150             3,757,992        1,165,970        11,029,194           2,512,481       33,601,314                  -
         1.250             3,394,294        2,056,516         2,584,981             326,275        6,434,203                  -
         1.300               960,578          675,476         4,041,902           1,245,411       14,097,925                  -
         1.350                     -                -                 -                   -           73,828                  -
         1.395                     -                -                 -                   -                -                  -
         1.400             1,335,369          238,510         4,372,234           1,305,367        6,998,711                  -
         1.420                     -                -                 -                   -           66,752                  -
         1.450               753,177          456,134           992,844             263,505        3,479,509                  -
         1.500             2,060,261        1,063,880         4,982,770             847,703       12,842,944                  -
         1.545               176,397           96,495           634,016             116,807        2,927,089                  -
         1.550               411,103          641,339           762,988              70,936        1,701,783                  -
         1.560                     -                -                 -             418,523           19,938                  -
         1.570                15,695                -           286,202              71,258          871,762                  -
         1.575                     -                -                 -                   -                -                  -
         1.600               735,961          637,824         3,585,095             576,941        7,978,002                  -
         1.605                     -                -                 -                   -                -                  -
         1.630                18,165                -                 -                   -                -                  -
         1.645               148,539          230,755           109,142              10,810          472,391                  -
         1.650             2,549,778        1,315,633         1,797,262             376,204        5,638,820                  -
         1.660                     -                -                 -                   -          122,875                  -
         1.670                14,854                -            28,671              20,240          169,002                  -
         1.695                 7,002          103,566           269,287              40,108        1,050,324                  -
         1.700               526,357          548,666         2,147,070             351,609        3,892,606                  -
         1.710             2,344,182          792,787         5,490,777           1,733,141       16,678,693                  -
         1.720                     -                -            73,592              49,200          979,647                  -
         1.725                     -                -                 -                   -                -                  -
         1.745                     -                -                 -                   -                -                  -
         1.750               360,861          131,683           826,980             428,723        4,516,475                  -
         1.760                75,353            1,517                 -                   -          262,045                  -
         1.795                17,104                -           417,312             134,817          769,604                  -
         1.800               783,234          204,292           781,412             197,208        2,735,832                  -
         1.810             1,697,860        1,468,400         1,210,672             204,844        2,873,541                  -
         1.820                     -                -           231,674               9,219          148,320                  -
         1.825                     -                -                 -                   -                -                  -
         1.845               168,177           58,577           205,789             116,358        1,997,056                  -
         1.850               462,353          281,133           284,991             158,997        1,717,128                  -
         1.860               652,130          237,565         2,780,228             704,524        9,045,378                  -
         1.870                     -                -             1,174               1,029          223,471                  -
         1.895                80,425          139,259           536,278             172,963        1,463,317                  -
         1.900               952,886        1,055,418           676,799             192,097        3,423,584                  -
         1.910                     -                -                 -                   -                -                  -
         1.920                15,304              863            83,839               6,026          198,197                  -
         1.945                   598           36,087            24,305              43,323           94,293                  -
         1.950               179,067          150,225           830,902             115,049        1,582,115                  -
         1.955                     -                -                 -                   -           14,960                  -


                                          JNL/Putnam        JNL/Putnam         JNL/Putnam        JNL/S&P          JNL/S&P
                      JNL/Putnam       International          Midcap         Value Equity     Core Index 50    Core Index 75
                   Equity Portfolio   Equity Portfolio   Growth Portfolio     Portfolio         Portfolio        Portfolio
                  ------------------- -----------------  ----------------- -----------------  ---------------  ---------------
                  ------------------- -----------------  ----------------- -----------------  ---------------  ---------------
 M&E CLASS

         1.000                   $ -          $ 66,151                $ -               $ -              $ -              $ -
         1.100                     -            40,691                  -                 -                -                -
         1.150             1,639,033         2,971,770          2,467,857         5,007,569                -                -
         1.250               129,205         1,088,515            369,196         1,199,422                -                -
         1.300               571,503         2,484,437          1,134,982         3,019,448                -                -
         1.350                     -           318,010                  -           547,226                -                -
         1.395                     -                 -                  -                 -                -                -
         1.400               273,242         1,050,793            462,519         2,597,088                -                -
         1.420                     -                 -                  -                 -                -                -
         1.450               422,814           575,579            255,798         1,252,220                -                -
         1.500               153,011         1,530,749            524,448         2,592,258                -                -
         1.545                52,054           265,625            296,401           418,878                -                -
         1.550               112,264            97,858             47,275            46,021                -                -
         1.560                     -                 -                  -                 -                -                -
         1.570                46,866            23,412             70,386           151,165                -                -
         1.575                     -                 -                  -                 -                -                -
         1.600               189,030         1,430,935            283,298         1,066,519                -                -
         1.605                     -                 -                  -                 -                -                -
         1.630                     -                 -                  -                 -                -                -
         1.645                 5,557             3,448                  -             3,355                -                -
         1.650               123,178           869,936            193,324         1,373,801                -                -
         1.660                     -                 -                  -                 -                -                -
         1.670                     -                 -                  -                 -                -                -
         1.695                38,986           119,278            121,895           497,973                -                -
         1.700               157,269           527,018            407,716           728,899                -                -
         1.710               671,546         2,205,414          2,114,102         3,561,687                -                -
         1.720                15,469            52,940              3,966           121,506                -                -
         1.725                     -                 -                  -                 -                -                -
         1.745                     -                 -                  -                 -                -                -
         1.750               146,523           481,985            281,379           455,201                -                -
         1.760                     -            19,015                  -                 -                -                -
         1.795                15,130            24,567            111,461            83,496                -                -
         1.800               243,263           305,330            241,205           591,565                -                -
         1.810                54,500           350,917            256,843            80,191                -                -
         1.820                     -            23,241              2,137             5,636                -                -
         1.825                     -                 -                  -                 -                -                -
         1.845                99,854            67,393            124,544            71,673                -                -
         1.850                26,699           171,861             40,778            69,975                -                -
         1.860               445,123         1,369,798            585,789         1,881,436                -                -
         1.870                     -                 -                  -                 -                -                -
         1.895                62,559           251,220            170,024           484,519                -                -
         1.900               115,890           540,871            199,546           439,177                -                -
         1.910                     -                 -                  -                 -                -                -
         1.920                30,667            38,867              4,898            76,218                -                -
         1.945                     -            34,715                  -                 -                -                -
         1.950                16,119            91,796             59,269           105,859                -                -
         1.955                     -            18,545                  -                 -                -                -

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of net assets as of December 31, 2004:

                                                                                                                      JNL/
                           JNL/MCM          JNL/MCM       JNL/Oppenheimer                         JNL/PIMCO        PPM America
                         Value Line(R)        VIP          Global Growth     JNL/Oppenheimer    Total Return       High Yield
                        25 Portfolio       Portfolio         Portfolio      Growth Portfolio   Bond Portfolio    Bond Portfolio
                       ----------------  ---------------  ----------------  ------------------ ---------------- ------------------
                       ----------------  ---------------  ----------------  ------------------ ---------------- ------------------
        M&E CLASS

         1.960                 424,399           15,568         2,616,734             552,456        4,747,765                  -
         1.970                       -                -             8,306                   -           16,972                  -
         1.995                   3,237           31,222           164,869              35,229          569,160                  -
         2.000                 158,286          155,735           618,678              56,528          887,754                  -
         2.005                       -                -                 -                   -                -                  -
         2.010                 287,646           22,273           399,641              12,866        1,163,440                  -
         2.020                       -                -            55,909                   -           41,598                  -
         2.045                 108,923           91,365           112,767              85,996          249,267                  -
         2.050                 112,126           74,230           742,931             140,177        1,362,445                  -
         2.060                 937,243        1,493,399         1,437,723             278,550        4,184,454                  -
         2.070                   7,412                -                 -               2,700           45,233                  -
         2.095                       -           33,252           246,317               7,546          970,052                  -
         2.100                 119,451          130,788           106,644              22,075          387,912                  -
         2.110                  19,316          115,898           311,311               3,980          506,455                  -
         2.120                       -                -            45,173                   -          112,707                  -
         2.145                  51,343          111,517           117,212              61,092          483,673                  -
         2.150                  49,605          213,829           296,230             121,528        1,073,763                  -
         2.160                 170,270          807,849           776,840              67,016        3,086,840                  -
         2.170                  34,687           58,636             3,291                   -           41,309                  -
         2.195                   3,922                -            45,810               2,469          483,575                  -
         2.200                 216,378           70,658           172,008              45,539          331,055                  -
         2.210               1,562,883        1,001,237           351,650                 480        1,354,188                  -
         2.220                       -                -             2,736                   -           68,191                  -
         2.245                       -                -            41,980                   -           60,567                  -
         2.250                   7,951            4,073            65,577                   -          483,244                  -
         2.260                 261,181          168,435           668,195             214,966        2,148,939                  -
         2.270                       -                -             2,977                   -                -                  -
         2.280                       -                -                 -                   -            1,314                  -
         2.295                       -          126,363            22,851                   -          354,445                  -
         2.300                  63,726           90,893           379,864              45,326        1,225,138                  -
         2.305                       -                -                 -                   -           23,445                  -
         2.310                  88,826          126,512           197,075             216,213          537,517                  -
         2.320                       -           12,544            36,382                   -           22,763                  -
         2.345                     972                -            86,820              70,788           44,413                  -
         2.350                 181,810            2,140            69,997              43,594          219,326                  -
         2.360                 353,805           68,619           427,015              37,480          376,491                  -
         2.370                       -                -             8,253                   -           10,414                  -
         2.395                       -                -            53,957              21,654          401,756                  -
         2.400                 131,699          833,864            14,392               7,484           15,223                  -
         2.405                       -                -                 -                   -                -                  -
         2.410                 112,742          100,144           149,899              15,958          285,117                  -
         2.420                       -                -                 -                   -                -                  -
         2.445                       -                -           140,505              70,507          170,503                  -
         2.450                  11,518           28,062           315,715              29,796          924,574                  -
         2.460                 290,967           13,325           390,928              39,489          177,225                  -
         2.470                       -                -             8,521                   -           54,281                  -
         2.495                       -                -            46,877                 956                -                  -


                                               JNL/Putnam        JNL/Putnam         JNL/Putnam        JNL/S&P          JNL/S&P
                           JNL/Putnam       International          Midcap         Value Equity     Core Index 50    Core Index 75
                        Equity Portfolio   Equity Portfolio   Growth Portfolio     Portfolio         Portfolio        Portfolio
                       ------------------- -----------------  ----------------- -----------------  ---------------  ---------------
                       ------------------- -----------------  ----------------- -----------------  ---------------  ---------------
        M&E CLASS

         1.960                    208,325           788,669            510,070           873,642                -                -
         1.970                          -                 -                  -                 -                -                -
         1.995                     86,548            22,184             86,854           147,488                -                -
         2.000                     28,315           200,924             68,599            51,636                -                -
         2.005                          -                 -                  -                 -                -                -
         2.010                      6,976           108,291            233,839           221,582                -                -
         2.020                          -             5,479                  -                 -                -                -
         2.045                    100,935            19,347             46,006            16,917                -                -
         2.050                     49,115           172,665            115,989           216,247                -                -
         2.060                     84,864           661,547            335,566           983,058                -                -
         2.070                          -                 -                  -                 -                -                -
         2.095                      4,335           219,474             55,732            58,617                -                -
         2.100                      3,854            17,292             30,289            19,138                -                -
         2.110                    138,605            26,513              4,488            31,658                -                -
         2.120                          -                 -              4,045            32,680                -                -
         2.145                          -            61,470             38,401           151,886                -                -
         2.150                          -           278,647             65,478            17,220                -                -
         2.160                    120,794           273,795             75,834           270,906                -                -
         2.170                          -            53,490                  -            48,950                -                -
         2.195                     60,759            36,339             18,253            15,291                -                -
         2.200                          -            20,635             16,620            44,507                -                -
         2.210                     48,880            78,503             90,206           560,137                -                -
         2.220                          -                 -                  -                 -                -                -
         2.245                          -                 -                  -                 -                -                -
         2.250                          -           289,731             21,978            16,222                -                -
         2.260                    163,668           419,698            180,603           247,344                -                -
         2.270                          -                 -                  -                 -                -                -
         2.280                          -                 -                  -                 -                -                -
         2.295                          -             2,205             35,163                 -                -                -
         2.300                     38,614           173,169            202,663           158,993                -                -
         2.305                          -                 -                  -                 -                -                -
         2.310                     94,053           126,757            150,602           199,432                -                -
         2.320                          -               850                  -                 -                -                -
         2.345                          -                 -             18,002            23,165                -                -
         2.350                          -            19,485             23,935            48,250                -                -
         2.360                     48,394           205,354             27,377            20,689                -                -
         2.370                          -                 -              2,485                 -                -                -
         2.395                          -            68,389            112,425            21,155                -                -
         2.400                          -             9,240                  -                 -                -                -
         2.405                          -                 -                  -                 -                -                -
         2.410                          -             2,211                 59             9,403                -                -
         2.420                          -                 -                  -                 -                -                -
         2.445                      8,595                 -              7,022            11,311                -                -
         2.450                     17,713            11,058             42,267            32,657                -                -
         2.460                      7,510            11,341             23,813            32,073                -                -
         2.470                          -                 -              2,715                 -                -                -
         2.495                          -                 -                  -                 -                -                -

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of net assets as of December 31, 2004:


                                                                                                                      JNL/
                           JNL/MCM          JNL/MCM       JNL/Oppenheimer                         JNL/PIMCO        PPM America
                         Value Line(R)        VIP          Global Growth     JNL/Oppenheimer    Total Return       High Yield
                        25 Portfolio       Portfolio         Portfolio      Growth Portfolio   Bond Portfolio    Bond Portfolio
                       ----------------  ---------------  ----------------  ------------------ ---------------- ------------------
                       ----------------  ---------------  ----------------  ------------------ ---------------- ------------------
        M&E CLASS

         2.500                       -                -            25,911                   -           84,902                  -
         2.505                       -                -                 -                   -                -                  -
         2.510                  81,455           66,465           136,273             151,950          259,779                  -
         2.520                       -                -                 -                   -                -                  -
         2.545                  45,428                -            11,960                   -          110,268                  -
         2.550                  22,051           11,029            68,064              16,874          685,715                  -
         2.560                 208,610            1,059           147,703              25,531          203,940                  -
         2.570                       -                -                 -                   -                -                  -
         2.595                  12,110            4,274                 -                   -          226,155                  -
         2.600                       -           12,982             1,708                   -           85,205                  -
         2.605                       -                -                 -                   -                -                  -
         2.610                  20,090                -           164,243             129,983          666,937                  -
         2.620                       -                -                 -                   -                -                  -
         2.645                       -                -                 -                   -                -                  -
         2.650                       -           64,344           247,150                   -           79,504                  -
         2.660                 152,661           25,209           105,182              97,030          237,801                  -
         2.670                       -                -                 -                   -                -                  -
         2.680                       -                -                 -                   -                -                  -
         2.695                  10,077                -            10,479                   -           13,423                  -
         2.700                       -          162,874            25,539                   -           37,516                  -
         2.710                  14,707          112,832            45,018              41,797          171,607                  -
         2.720                       -                -                 -                   -                -                  -
         2.745                       -                -            15,888               5,149           42,447                  -
         2.750                       -                -            29,165                   -           10,590                  -
         2.760                 355,600          128,952             5,408                   -           38,800                  -
         2.770                       -                -                 -                   -                -                  -
         2.795                   9,671                -                 -                   -                -                  -
         2.800                  38,140                -           151,067              15,608          325,567                  -
         2.810                  55,373          113,428                 -                   -            7,204                  -
         2.820                       -                -                 -                   -                -                  -
         2.845                       -                -            20,791                   -                -                  -
         2.850                       -                -             9,429                   -           16,631                  -
         2.860                  71,593          193,256                 -                   -            5,237                  -
         2.895                       -                -            39,135                   -                -                  -
         2.900                       -                -             2,658                   -            8,674                  -
         2.910                       -            5,301            88,829              12,817          173,899                  -
         2.920                       -                -                 -                   -                -                  -
         2.950                       -                -                 -                   -                -                  -
         2.955                       -                -                 -                   -                -                  -
         2.960                  81,229            1,746             4,915                   -           37,197                  -
         2.995                       -                -                 -                   -                -                  -
         3.000                       -                -                 -                   -                -                  -
         3.010                       -          160,605            37,011                   -          167,347                  -
         3.045                       -                -            16,818                   -                -                  -
         3.050                       -                -                 -                   -                -                  -
         3.060                       -            7,415            61,795             145,361          127,583                  -
         3.070                       -                -            11,514                   -                -                  -


                                           JNL/Putnam        JNL/Putnam         JNL/Putnam        JNL/S&P          JNL/S&P
                       JNL/Putnam       International          Midcap         Value Equity     Core Index 50    Core Index 75
                    Equity Portfolio   Equity Portfolio   Growth Portfolio     Portfolio         Portfolio        Portfolio
                   ------------------- -----------------  ----------------- -----------------  ---------------  ---------------
                   ------------------- -----------------  ----------------- -----------------  ---------------  ---------------
       M&E CLASS

        2.500                       -            45,469                  -                 -                -                -
        2.505                       -                 -                  -                 -                -                -
        2.510                   7,930           155,053            100,196             3,923                -                -
        2.520                       -                 -                  -                 -                -                -
        2.545                       -            33,383                  -             2,805                -                -
        2.550                  10,682            39,273             33,560            27,815                -                -
        2.560                  10,717            32,930             30,128           179,325                -                -
        2.570                       -                 -                  -                 -                -                -
        2.595                       -                 -                  -                 -                -                -
        2.600                       -                 -                  -                 -                -                -
        2.605                       -                 -                  -                 -                -                -
        2.610                 136,801           187,245            233,355           198,224                -                -
        2.620                       -                 -                  -                 -                -                -
        2.645                       -                 -                  -                 -                -                -
        2.650                   4,946                 -                  -             6,796                -                -
        2.660                  14,192            60,777             49,708            12,840                -                -
        2.670                       -                 -                  -                 -                -                -
        2.680                       -                 -                  -                 -                -                -
        2.695                       -               777                  -                 -                -                -
        2.700                       -                 -                  -                 -                -                -
        2.710                  41,313            20,721             35,653             8,823                -                -
        2.720                       -                 -                  -                 -                -                -
        2.745                       -             5,287             29,041                 -                -                -
        2.750                       -             5,611              8,369             8,627                -                -
        2.760                   6,078             3,189                  -                 -                -                -
        2.770                       -             8,761                  -                 -                -                -
        2.795                       -                 -                  -                 -                -                -
        2.800                       -            10,604                  -            25,999                -                -
        2.810                       -                 -             78,545                 -                -                -
        2.820                       -                 -                  -                 -                -                -
        2.845                       -                 -                  -                 -                -                -
        2.850                       -                 -                  -             5,699                -                -
        2.860                  10,035                 -             10,020                 -                -                -
        2.895                       -                 -                  -                 -                -                -
        2.900                       -            13,999                  -                 -                -                -
        2.910                   4,573             6,244             69,457            31,049                -                -
        2.920                       -                 -                  -                 -                -                -
        2.950                       -                 -                  -                 -                -                -
        2.955                       -                 -                  -                 -                -                -
        2.960                       -           240,480                  -                 -                -                -
        2.995                       -                 -                  -                 -                -                -
        3.000                       -                 -                  -                 -                -                -
        3.010                  22,337            15,200             69,958            14,409                -                -
        3.045                       -                 -             14,510                 -                -                -
        3.050                       -                 -                  -                 -                -                -
        3.060                  16,966           106,906             19,187             7,247                -                -
        3.070                       -                 -                  -                 -                -                -

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of net assets as of December 31, 2004:


                                                                                                                        JNL/
                             JNL/MCM          JNL/MCM       JNL/Oppenheimer                         JNL/PIMCO        PPM America
                           Value Line(R)        VIP          Global Growth     JNL/Oppenheimer    Total Return       High Yield
                          25 Portfolio       Portfolio         Portfolio      Growth Portfolio   Bond Portfolio    Bond Portfolio
                         ----------------  ---------------  ----------------  ------------------ ---------------- ------------------
                         ----------------  ---------------  ----------------  ------------------ ---------------- ------------------
       M&E CLASS

        3.095                          -                -                 -                   -                -                  -
        3.100                          -                -                 -                   -                -                  -
        3.110                          -                -             1,924                   -           14,445                  -
        3.145                          -                -                 -                   -                -                  -
        3.150                     10,138                -                 -                   -                -                  -
        3.160                          -                -                 -                   -                -                  -
        3.200                          -                -                 -                   -                -                  -
        3.210                      2,207            2,949           120,358              23,283           14,218                  -
        3.250                          -                -                 -                   -                -                  -
        3.255                          -                -                 -                   -                -                  -
        3.260                          -                -                 -                   -                -                  -
        3.270                          -                -                 -                   -                -                  -
        3.310                          -                -            18,439                   -                -                  -
        3.350                          -                -                 -                   -                -                  -
        3.400                          -                -                 -                   -                -                  -
        3.410                          -                -                 -                   -            6,233                  -
        3.450                          -                -                 -                   -                -                  -
        3.460                          -                -                 -                   -                -                  -
        3.500                          -                -                 -                   -                -                  -
        3.510                          -                -                 -                   -                -                  -
        3.560                          -                -                 -                   -                -                  -
        3.600                          -                -                 -                   -                -                  -
        3.610                          -                -                 -                   -                -                  -
        3.650                          -                -                 -                   -                -                  -
        3.660                          -                -                 -                   -                -                  -
        3.700                          -                -                 -                   -                -                  -
        3.710                          -                -                 -                   -                -                  -
        3.750                          -                -                 -                   -                -                  -
        3.760                          -                -                 -                   -                -                  -
        3.800                          -                -                 -                   -                -                  -
        3.860                          -                -                 -                   -                -                  -
        3.895                          -                -                 -                   -                -                  -
        4.000                          -                -                 -                   -                -                  -


PERSPECTIVE
 Standard Benefit              1,153,567          600,313        34,073,305           5,267,272       47,751,519                  -
  Maximum Anniversary
    Value Benefit                      -                -           172,464              60,658          147,328                  -
  Earnings Protection
    Benefits                           -                -           318,778              79,265           96,323                  -
  Combined Optional
    Benefits                           -                -            27,229               3,893           32,426                  -
                         ----------------  ---------------  ----------------  ------------------ ---------------- ------------------
                         ----------------  ---------------  ----------------  ------------------ ---------------- ------------------

         Total              $ 33,044,335     $ 21,516,111     $ 100,399,930        $ 21,412,993    $ 233,210,449                $ -
                         ================  ===============  ================  ================== ================ ==================


                                              JNL/Putnam         JNL/Putnam        JNL/Putnam         JNL/S&P          JNL/S&P
                           JNL/Putnam       International          Midcap         Value Equity     Core Index 50    Core Index 75
                        Equity Portfolio   Equity Portfolio   Growth Portfolio     Portfolio         Portfolio        Portfolio
                       ------------------- -----------------  ----------------- -----------------  ---------------  ---------------
                       ------------------- -----------------  ----------------- -----------------  ---------------  ---------------
        M&E CLASS

         3.095                          -                 -                  -                 -                -                -
         3.100                          -                 -                  -                 -                -                -
         3.110                          -                 -                  -                 -                -                -
         3.145                          -                 -                  -             9,916                -                -
         3.150                          -                 -                  -                 -                -                -
         3.160                          -                 -                  -                 -                -                -
         3.200                          -                 -                  -                 -                -                -
         3.210                          -                 -                  -                 -                -                -
         3.250                          -                 -                  -                 -                -                -
         3.255                          -                 -                  -                 -                -                -
         3.260                          -                 -                  -                 -                -                -
         3.270                          -                 -                  -                 -                -                -
         3.310                          -                 -                  -                 -                -                -
         3.350                          -                 -                  -                 -                -                -
         3.400                          -                 -                  -                 -                -                -
         3.410                          -             2,775                  -                 -                -                -
         3.450                          -                 -                  -                 -                -                -
         3.460                          -                 -                  -                 -                -                -
         3.500                          -                 -                  -                 -                -                -
         3.510                          -                 -                  -                 -                -                -
         3.560                          -                 -                  -                 -                -                -
         3.600                          -                 -                  -                 -                -                -
         3.610                          -                 -                  -                 -                -                -
         3.650                          -                 -                  -                 -                -                -
         3.660                          -                 -                  -                 -                -                -
         3.700                          -                 -                  -                 -                -                -
         3.710                          -                 -                  -                 -                -                -
         3.750                          -                 -                  -                 -                -                -
         3.760                          -                 -                  -                 -                -                -
         3.800                          -                 -                  -                 -                -                -
         3.860                          -                 -                  -                 -                -                -
         3.895                          -                 -                  -                 -                -                -
         4.000                          -                 -                  -                 -                -                -


 PERSPECTIVE
  Standard Benefit            127,751,703        53,350,011         13,883,257       160,982,895                -                -
   Maximum Anniversary
     Value Benefit                 43,373            18,571             39,287           332,464                -                -
   Earnings Protection
     Benefits                     143,855           159,540            143,171           322,032                -                -
   Combined Optional
     Benefits                      11,094             1,717                335             9,633                -                -
                       ------------------- -----------------  ----------------- -----------------  ---------------  ---------------
                       ------------------- -----------------  ----------------- -----------------  ---------------  ---------------

          Total             $ 135,414,801      $ 78,421,955       $ 28,326,151     $ 195,302,756              $ -              $ -
                       =================== =================  ================= =================  ===============  ===============

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of net assets as of December 31, 2004:

                                                                                     JNL/             JNL/
                          JNL/S&P        JNL/S&P Equity                          S&P Managed      S&P Managed           JNL/
                      Core Index 100       Aggressive        JNL/S&P Equity       Aggressive     Conservative       S&P Managed
                         Portfolio     Growth Portfolio I   Growth Portfolio I Growth Portfolio    Portfolio      Growth Portfolio
                      ---------------- -------------------  -----------------  ---------------- ----------------  -----------------
                      ---------------- -------------------  -----------------  ---------------- ----------------  -----------------
 M&E CLASS

         1.000                    $ -                 $ -                $ -         $ 916,604              $ -                $ -
         1.100                      -                   -                  -                 -           70,051                  -
         1.150                      -                   -                  -        57,584,041          597,043         91,479,086
         1.250                      -                   -                  -         9,438,342        1,387,371         17,621,437
         1.300                      -                   -                  -        20,464,868                -         46,618,045
         1.350                      -                   -                  -           569,012                -                  -
         1.395                      -                   -                  -                 -                -                  -
         1.400                      -                   -                  -        17,744,233                -         27,739,124
         1.420                      -                   -                  -                 -                -                  -
         1.450                      -                   -                  -         5,626,912                -          9,549,486
         1.500                      -                   -                  -        31,205,611           73,964         51,032,817
         1.545                      -                   -                  -         5,063,602           18,532          9,050,222
         1.550                      -                   -                  -         1,962,193          269,190          4,065,993
         1.560                      -                   -                  -                 -                -                  -
         1.570                      -                   -                  -           786,264                -          3,363,428
         1.575                      -                   -                  -                 -                -                  -
         1.600                      -                   -                  -        12,029,458          107,843         27,857,891
         1.605                      -                   -                  -                 -                -                  -
         1.630                      -                   -                  -                 -                -                  -
         1.645                      -                   -                  -           666,132                -            702,478
         1.650                      -                   -                  -         6,517,651        1,142,724         12,128,993
         1.660                      -                   -                  -                 -                -                  -
         1.670                      -                   -                  -           319,248           14,000             61,874
         1.695                      -                   -                  -         1,658,294           19,625          6,372,857
         1.700                      -                   -                  -         9,232,121          774,934         19,086,808
         1.710                      -                   -                  -        29,294,764          190,039         50,966,594
         1.720                      -                   -                  -           876,930                -          1,342,359
         1.725                      -                   -                  -                 -                -                  -
         1.745                      -                   -                  -                 -                -                  -
         1.750                      -                   -                  -         8,680,297                -         14,330,831
         1.760                      -                   -                  -                 -            7,615             57,770
         1.795                      -                   -                  -         1,093,862                -          1,773,949
         1.800                      -                   -                  -         4,455,000          309,797         15,715,424
         1.810                      -                   -                  -         3,012,683        1,334,371          6,957,878
         1.820                      -                   -                  -           756,973                -            818,633
         1.825                      -                   -                  -                 -                -                  -
         1.845                      -                   -                  -         1,646,863                -          2,727,932
         1.850                      -                   -                  -         1,672,085          253,516          5,006,811
         1.860                      -                   -                  -        16,760,628           30,796         26,194,996
         1.870                      -                   -                  -            29,835                -              9,267
         1.895                      -                   -                  -         2,070,224                -          3,892,866
         1.900                      -                   -                  -         2,608,789          145,725          8,339,119
         1.910                      -                   -                  -                 -                -                  -
         1.920                      -                   -                  -           252,495                -            869,179
         1.945                      -                   -                  -           545,086          176,042            226,700
         1.950                      -                   -                  -         1,135,004          208,236          8,935,847
         1.955                      -                   -                  -             2,573                -                  -



                                                                                                                    JNL/Salomon
                      JNL/               JNL/                                                                         Brothers
                   S&P Managed       S&P Managed           JNL/S&P             JNL/Salomon         JNL/Salomon    U.S. Government
                    Moderate           Moderate        Very Aggressive        Brothers High      Brothers Strategic   & Quality
                    Portfolio       Growth Portfolio Growth Portfolio I   Yield Bond Portfolio   Bond Portfolio    Bond Portfolio
                ------------------ ----------------- -------------------- ---------------------- ---------------- -----------------
                ------------------ ----------------- -------------------- ---------------------- ---------------- -----------------
 M&E CLASS

         1.000                $ -               $ -                  $ -              $ 124,964        $ 122,898         $ 242,794
         1.100             59,523           505,396                    -                 90,084          130,196           120,077
         1.150            243,553        49,869,956                    -             20,640,492       11,552,226        10,515,305
         1.250          2,217,819        10,698,301                    -              2,417,814        2,570,612         2,193,095
         1.300                  -        32,363,022                    -              7,374,970        4,699,729         6,970,026
         1.350                  -                 -                    -                262,415          237,620            73,321
         1.395                  -                 -                    -                      -                -                 -
         1.400             49,262        14,182,525                    -              5,367,573        2,544,596         3,520,977
         1.420                  -                 -                    -                      -           68,790                 -
         1.450                  -         7,334,802                    -              3,335,721        1,239,814         1,980,074
         1.500          1,404,204        19,004,944                    -              9,032,211        6,204,382         5,024,057
         1.545            187,235         4,120,760                    -              1,251,497        1,018,969           772,320
         1.550             45,883         2,904,883                    -              1,045,448          403,015           256,407
         1.560                  -                 -                    -              2,102,700                -                 -
         1.570                  -         1,956,413                    -                310,816          210,791           286,156
         1.575                  -                 -                    -                      -                -                 -
         1.600             58,938        17,753,023                    -              4,747,033        4,726,271         2,551,104
         1.605                  -                 -                    -                      -                -                 -
         1.630                  -                 -                    -                      -            2,250                 -
         1.645                  -           446,260                    -                 31,508           59,491            31,938
         1.650          2,076,624        12,306,236                    -              3,019,318        4,209,608         2,348,959
         1.660                  -         1,119,686                    -                201,183                -                 -
         1.670                405           169,575                    -                 59,099          139,343             6,592
         1.695             10,827         2,104,089                    -                776,077          535,249           488,688
         1.700            458,036        10,440,015                    -              3,871,892        2,171,023         1,297,930
         1.710            303,150        35,476,454                    -             11,255,287        5,969,865         6,494,555
         1.720                  -         1,658,536                    -                140,303           48,889           246,586
         1.725                  -                 -                    -                      -                -                 -
         1.745                  -                 -                    -                      -                -                 -
         1.750             13,968         6,588,568                    -              1,809,343        1,208,199         1,352,071
         1.760              6,818                 -                    -                110,707           99,772            58,467
         1.795                  -         1,472,723                    -                536,404          309,205           278,506
         1.800            304,860         9,782,147                    -              1,467,659        1,244,093           914,900
         1.810            785,937         7,489,551                    -              5,562,739        1,319,506           669,890
         1.820                  -           332,352                    -                 66,205           28,683            99,974
         1.825                  -                 -                    -                      -                -                 -
         1.845                  -         2,496,861                    -              1,691,752          290,816           542,372
         1.850            236,710         2,049,473                    -                408,836          482,818           367,759
         1.860             28,367        17,433,513                    -              4,719,910        2,282,035         3,405,114
         1.870                  -             5,314                    -                 74,549          145,780                 -
         1.895             18,942         2,508,591                    -                772,026          540,157           479,091
         1.900            334,203         6,257,768                    -              1,680,958          924,725           805,267
         1.910                  -                 -                    -                961,280                -                 -
         1.920                  -           194,497                    -                364,028           64,207            48,667
         1.945            155,003           305,812                    -                 47,408           38,995            59,044
         1.950              2,009         3,669,936                    -                757,262          603,614           438,750
         1.955                  -                 -                    -                 15,239           22,846            14,986

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of net assets as of December 31, 2004:


                                                                                   JNL/             JNL/
                         JNL/S&P        JNL/S&P Equity                         S&P Managed      S&P Managed             JNL/
                     Core Index 100       Aggressive        JNL/S&P Equity       Aggressive     Conservative       S&P Managed
                        Portfolio     Growth Portfolio I   Growth Portfolio I Growth Portfolio    Portfolio      Growth Portfolio
                     ---------------- -------------------  -----------------  ---------------- ----------------  -----------------
                     ---------------- -------------------  -----------------  ---------------- ----------------  -----------------
        M&E CLASS

         1.960                     -                   -                  -         9,281,574           61,404         19,246,325
         1.970                     -                   -                  -             6,898                -            153,932
         1.995                     -                   -                  -         1,119,546           50,556          2,067,948
         2.000                     -                   -                  -         1,786,280          273,577          3,777,183
         2.005                     -                   -                  -                 -                -                  -
         2.010                     -                   -                  -           729,017           29,758          3,556,221
         2.020                     -                   -                  -            53,427                -            819,845
         2.045                     -                   -                  -           326,768            1,578            471,096
         2.050                     -                   -                  -         4,751,860           28,936          8,805,727
         2.060                     -                   -                  -        12,177,276          390,145         16,241,585
         2.070                     -                   -                  -            99,576                -            386,355
         2.095                     -                   -                  -           645,967            1,997          1,326,180
         2.100                     -                   -                  -           512,446           61,985          1,509,540
         2.110                     -                   -                  -           703,807            2,563          1,779,047
         2.120                     -                   -                  -            34,262                -            181,322
         2.145                     -                   -                  -           766,678                -          1,873,723
         2.150                     -                   -                  -         3,067,180           21,532          6,279,235
         2.160                     -                   -                  -         5,544,399           22,495         10,851,297
         2.170                     -                   -                  -            71,943                -                821
         2.195                     -                   -                  -           664,815           51,790          1,878,262
         2.200                     -                   -                  -         1,130,905           18,134            552,472
         2.210                     -                   -                  -         1,417,254        1,039,268          2,997,511
         2.220                     -                   -                  -           562,133                -            162,814
         2.245                     -                   -                  -            23,078                -            232,950
         2.250                     -                   -                  -         1,146,932           48,613          2,813,732
         2.260                     -                   -                  -         3,941,086           14,797          7,951,465
         2.270                     -                   -                  -           446,044                -            110,861
         2.280                     -                   -                  -                 -                -                  -
         2.295                     -                   -                  -           640,720                -          1,491,749
         2.300                     -                   -                  -         1,535,783          111,312          4,130,247
         2.305                     -                   -                  -            16,163                -                  -
         2.310                     -                   -                  -         2,843,912                -          4,548,675
         2.320                     -                   -                  -            63,170                -             65,583
         2.345                     -                   -                  -            64,954           67,968            664,208
         2.350                     -                   -                  -           840,839           19,647          1,865,589
         2.360                     -                   -                  -         1,524,643           19,194          2,793,526
         2.370                     -                   -                  -                 -                -             73,421
         2.395                     -                   -                  -           111,220           28,212            581,362
         2.400                     -                   -                  -            81,697           21,762            237,572
         2.405                     -                   -                  -                 -                -                  -
         2.410                     -                   -                  -         2,142,068          443,979          1,009,685
         2.420                     -                   -                  -             3,104                -                  -
         2.445                     -                   -                  -            58,628                -          1,437,468
         2.450                     -                   -                  -         1,155,976           49,953          4,291,338
         2.460                     -                   -                  -         1,458,395          142,149          1,866,942
         2.470                     -                   -                  -             7,093                -            210,653
         2.495                     -                   -                  -            17,036                -             18,432


                                                                                                                    JNL/Salomon
                      JNL/               JNL/                                                                         Brothers
                   S&P Managed       S&P Managed           JNL/S&P             JNL/Salomon         JNL/Salomon    U.S. Government
                    Moderate           Moderate        Very Aggressive        Brothers High      Brothers Strategic   & Quality
                    Portfolio       Growth Portfolio Growth Portfolio I   Yield Bond Portfolio   Bond Portfolio    Bond Portfolio
                ------------------ ----------------- -------------------- ---------------------- ---------------- -----------------
                ------------------ ----------------- -------------------- ---------------------- ---------------- -----------------
    M&E CLASS

     1.960                  1,640         6,769,587                    -              9,501,941        1,295,666         1,783,076
     1.970                      -            79,793                    -                 10,150            4,196             4,100
     1.995                      -         2,803,592                    -                598,564          271,211           413,882
     2.000                733,780         3,328,491                    -                765,556          316,717           189,067
     2.005                      -                 -                    -                      -                -                 -
     2.010                  6,143         1,230,864                    -              2,422,869          523,476           214,147
     2.020                      -         1,445,786                    -                 48,611           36,663            19,208
     2.045                295,508           402,822                    -                191,147          108,664            71,885
     2.050                167,939         4,170,274                    -                943,613          723,048           574,532
     2.060                865,326         8,216,233                    -              8,513,415        1,510,733         1,069,653
     2.070                      -           339,172                    -                 17,182           14,611                 -
     2.095                      -         1,517,300                    -                954,965          115,478           101,619
     2.100                978,073         2,291,288                    -                220,294          166,368           164,025
     2.110                 17,193           955,795                    -              1,281,016          173,700            94,005
     2.120                      -            50,072                    -                 63,324           12,639            72,638
     2.145                152,307         1,257,719                    -                253,842           95,077           532,190
     2.150                260,123         2,592,312                    -                673,827          501,496           316,442
     2.160                 17,469         7,541,770                    -              1,469,411          973,117           730,708
     2.170                      -            17,515                    -                  3,290            1,792                 -
     2.195                 52,229           664,217                    -                124,848          117,105            26,301
     2.200                236,634         1,629,055                    -                148,786           68,125            46,323
     2.210              1,069,051         3,443,940                    -              1,079,887          576,723           588,985
     2.220                      -            76,758                    -                  8,764            4,712             2,015
     2.245                      -            37,355                    -                 29,805           26,889            15,033
     2.250                 89,750           904,699                    -                295,494          166,900            40,044
     2.260                 80,090         6,260,949                    -              1,986,817          597,221           506,335
     2.270                      -            43,805                    -                  4,190                -                 -
     2.280                      -                 -                    -                  1,334                -                 -
     2.295                      -           744,580                    -                 46,298           73,688           135,932
     2.300                401,331         2,854,251                    -                597,965          374,322           574,043
     2.305                      -                 -                    -                  7,857                -                 -
     2.310                  7,840         1,782,804                    -                286,320          229,908           112,213
     2.320                      -            21,438                    -                      -            5,307                 -
     2.345                  3,780           258,094                    -                 30,926           10,165                 -
     2.350                 79,651           799,139                    -                567,338           27,451            31,308
     2.360                102,966         2,849,261                    -                735,375          297,544           167,015
     2.370                      -            27,160                    -                 18,883            3,315             3,242
     2.395                  7,643           391,664                    -                186,958           49,427            52,222
     2.400                137,992            22,793                    -                 55,299            5,204            10,138
     2.405                      -                 -                    -                      -                -                 -
     2.410                      -           403,379                    -                100,332           43,179            10,671
     2.420                  7,126            12,130                    -                      -                -                 -
     2.445                      -           291,036                    -                 43,249           57,226            24,285
     2.450                 81,562         3,367,990                    -                250,675          257,121           356,308
     2.460                505,810         1,084,663                    -                193,398           81,981           112,883
     2.470                      -           538,452                    -                 36,718           35,007            17,614
     2.495                      -            53,599                    -                      -                -                 -

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of net assets as of December 31, 2004:


                                                                                   JNL/             JNL/
                         JNL/S&P        JNL/S&P Equity                        S&P Managed      S&P Managed             JNL/
                     Core Index 100       Aggressive        JNL/S&P Equity       Aggressive     Conservative       S&P Managed
                        Portfolio     Growth Portfolio I   Growth Portfolio I Growth Portfolio    Portfolio      Growth Portfolio
                     ---------------- -------------------  -----------------  ---------------- ----------------  -----------------
                     ---------------- -------------------  -----------------  ---------------- ----------------  -----------------
        M&E CLASS

         2.500                     -                   -                  -           234,543                -            249,247
         2.505                     -                   -                  -                 -                -                  -
         2.510                     -                   -                  -           829,074           15,525          2,069,098
         2.520                     -                   -                  -             1,561           41,729             47,252
         2.545                     -                   -                  -            43,526                -            444,062
         2.550                     -                   -                  -           560,825                -            517,589
         2.560                     -                   -                  -         1,130,383           89,951          1,370,923
         2.570                     -                   -                  -            45,775                -             99,194
         2.595                     -                   -                  -            27,118                -             43,987
         2.600                     -                   -                  -            17,888           95,519             35,757
         2.605                     -                   -                  -                 -                -                  -
         2.610                     -                   -                  -         2,032,186           95,158          4,984,483
         2.620                     -                   -                  -           136,843                -                  -
         2.645                     -                   -                  -           167,707                -            191,442
         2.650                     -                   -                  -           790,479                -            786,581
         2.660                     -                   -                  -         2,403,765          420,480            891,014
         2.670                     -                   -                  -                 -                -            168,177
         2.680                     -                   -                  -                 -                -                  -
         2.695                     -                   -                  -           126,981                -             29,221
         2.700                     -                   -                  -            32,915          114,054                  -
         2.710                     -                   -                  -           542,440           93,881            443,521
         2.720                     -                   -                  -                 -                -             67,594
         2.745                     -                   -                  -           118,158                -            101,756
         2.750                     -                   -                  -            43,277                -             85,833
         2.760                     -                   -                  -           123,434          102,144            220,437
         2.770                     -                   -                  -            29,526                -             87,084
         2.795                     -                   -                  -                 -                -                  -
         2.800                     -                   -                  -                 -                -            723,722
         2.810                     -                   -                  -         1,215,225                -          1,135,007
         2.820                     -                   -                  -                 -                -             22,724
         2.845                     -                   -                  -            19,831                -              3,706
         2.850                     -                   -                  -           388,637                -                  -
         2.860                     -                   -                  -             4,320                -            425,764
         2.895                     -                   -                  -                 -                -              5,331
         2.900                     -                   -                  -                 -                -                  -
         2.910                     -                   -                  -            86,651                -            617,290
         2.920                     -                   -                  -                 -                -                  -
         2.950                     -                   -                  -                 -                -                  -
         2.955                     -                   -                  -                 -                -                  -
         2.960                     -                   -                  -                 -            1,419            235,582
         2.995                     -                   -                  -                 -                -                  -
         3.000                     -                   -                  -                 -                -                  -
         3.010                     -                   -                  -            81,573                -            481,756
         3.045                     -                   -                  -                 -                -                  -
         3.050                     -                   -                  -                 -                -            135,233
         3.060                     -                   -                  -                 -                -            454,300
         3.070                     -                   -                  -                 -                -                  -


                                                                                                                   JNL/Salomon
                     JNL/               JNL/                                                                         Brothers
                  S&P Managed       S&P Managed           JNL/S&P             JNL/Salomon         JNL/Salomon    U.S. Government
                   Moderate           Moderate        Very Aggressive        Brothers High      Brothers Strategic   & Quality
                   Portfolio       Growth Portfolio Growth Portfolio I   Yield Bond Portfolio   Bond Portfolio    Bond Portfolio
               ------------------ ----------------- -------------------- ---------------------- ---------------- -----------------
               ------------------ ----------------- -------------------- ---------------------- ---------------- -----------------
    M&E CLASS

     2.500                     -           155,861                    -                 26,714           54,325            40,399
     2.505                     -                 -                    -                      -                -                 -
     2.510               153,332         1,237,208                    -                474,290          242,557            57,117
     2.520                36,411           146,423                    -                      -                -                 -
     2.545                     -            33,713                    -                  4,624           30,514             5,171
     2.550                27,729         1,078,656                    -                194,457           47,915           106,223
     2.560               449,200           665,025                    -                353,111          242,152            96,261
     2.570                     -                 -                    -                      -                -                 -
     2.595               165,855                 -                    -                 71,203           21,266            19,197
     2.600                17,769            83,353                    -                 92,783           68,169            35,116
     2.605                     -                 -                    -                      -                -                 -
     2.610                     -         4,276,453                    -                652,012          437,906           235,487
     2.620                     -                 -                    -                      -                -                 -
     2.645                73,472           138,505                    -                      -                -                 -
     2.650                     -           711,608                    -                252,209           74,363             7,523
     2.660                76,525         1,061,932                    -                813,352          183,884            72,532
     2.670                     -                 -                    -                      -                -                 -
     2.680                     -                 -                    -                      -                -                 -
     2.695                     -                 -                    -                  9,260            9,172             3,350
     2.700                49,626           228,507                    -                      -            2,563                 -
     2.710                71,984         1,523,563                    -                110,620           28,003           117,992
     2.720                     -                 -                    -                      -                -                 -
     2.745                     -           246,733                    -                 25,306           12,131                 -
     2.750                     -            59,290                    -                  5,720           14,045             5,048
     2.760                46,363            13,008                    -                 99,521            4,653             8,198
     2.770                     -            28,366                    -                      -                -                 -
     2.795               143,175            23,026                    -                      -                -                 -
     2.800                     -           566,827                    -                270,325          233,956           100,886
     2.810                     -           679,375                    -                 65,764                -                 -
     2.820                     -            66,530                    -                      -                -                 -
     2.845                55,343             5,632                    -                      -                -                 -
     2.850                     -           100,061                    -                  1,779            5,546            14,890
     2.860               240,299            68,856                    -                  5,365            4,655                 -
     2.895                     -            53,361                    -                      -                -                 -
     2.900                     -            92,544                    -                 15,727            1,595             2,346
     2.910                     -           342,713                    -                326,549           70,495            60,023
     2.920                     -                 -                    -                      -                -                 -
     2.950                     -                 -                    -                      -                -                 -
     2.955                     -                 -                    -                      -                -                 -
     2.960                 6,786           404,151                    -                 24,621           24,781                 -
     2.995                     -                 -                    -                      -                -                 -
     3.000                     -                 -                    -                      -                -                 -
     3.010                     -           102,022                    -                 42,933           20,662            13,786
     3.045                     -            11,582                    -                      -                -                 -
     3.050                     -                 -                    -                      -                -                 -
     3.060                     -            84,550                    -                 35,119                -             7,147
     3.070                     -                 -                    -                      -                -                 -

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of net assets as of December 31, 2004:


                                                                                     JNL/             JNL/
                           JNL/S&P        JNL/S&P Equity                          S&P Managed      S&P Managed             JNL/
                       Core Index 100       Aggressive        JNL/S&P Equity       Aggressive     Conservative       S&P Managed
                          Portfolio     Growth Portfolio I   Growth Portfolio I Growth Portfolio    Portfolio      Growth Portfolio
                       ---------------- -------------------  -----------------  ---------------- ----------------  -----------------
                       ---------------- -------------------  -----------------  ---------------- ----------------  -----------------
       M&E CLASS

        3.095                        -                   -                  -                 -                -                  -
        3.100                        -                   -                  -                 -                -                  -
        3.110                        -                   -                  -                 -                -                  -
        3.145                        -                   -                  -                 -                -                  -
        3.150                        -                   -                  -                 -                -            162,483
        3.160                        -                   -                  -                 -                -            158,492
        3.200                        -                   -                  -                 -                -             15,485
        3.210                        -                   -                  -             5,269                -              5,262
        3.250                        -                   -                  -                 -                -                  -
        3.255                        -                   -                  -                 -                -                  -
        3.260                        -                   -                  -                 -                -                  -
        3.270                        -                   -                  -                 -                -                  -
        3.310                        -                   -                  -                 -                -                  -
        3.350                        -                   -                  -                 -                -                  -
        3.400                        -                   -                  -                 -                -                  -
        3.410                        -                   -                  -                 -                -                  -
        3.450                        -                   -                  -                 -                -                  -
        3.460                        -                   -                  -                 -                -                  -
        3.500                        -                   -                  -                 -                -                  -
        3.510                        -                   -                  -                 -                -                  -
        3.560                        -                   -                  -                 -                -                  -
        3.600                        -                   -                  -                 -                -                  -
        3.610                        -                   -                  -                 -                -                  -
        3.650                        -                   -                  -                 -                -                  -
        3.660                        -                   -                  -                 -                -                  -
        3.700                        -                   -                  -                 -                -                  -
        3.710                        -                   -                  -                 -                -                  -
        3.750                        -                   -                  -                 -                -                  -
        3.760                        -                   -                  -                 -                -                  -
        3.800                        -                   -                  -                 -                -                  -
        3.860                        -                   -                  -                 -                -                  -
        3.895                        -                   -                  -                 -                -                  -
        4.000                        -                   -                  -                 -                -                  -


PERSPECTIVE
 Standard Benefit                    -                   -                  -       242,318,979          743,583        267,394,590
  Maximum Anniversary
    Value Benefit                    -                   -                  -           611,445                -          1,587,804
  Earnings Protection
    Benefits                         -                   -                  -         1,448,647                -          1,378,979
  Combined Optional
    Benefits                         -                   -                  -            87,211                -          2,471,398
                       ---------------- -------------------  -----------------  ---------------- ----------------  -----------------
                       ---------------- -------------------  -----------------  ---------------- ----------------  -----------------

         Total                     $ -                 $ -                $ -     $ 575,961,421     $ 11,968,161      $ 886,559,753
                       ================ ===================  =================  ================ ================  =================


                                                                                                                     JNL/Salomon
                          JNL/            JNL/                                                                         Brothers
                       S&P Managed    S&P Managed           JNL/S&P             JNL/Salomon         JNL/Salomon    U.S. Government
                        Moderate        Moderate        Very Aggressive        Brothers High      Brothers Strategic   & Quality
                        Portfolio    Growth Portfolio Growth Portfolio I   Yield Bond Portfolio   Bond Portfolio    Bond Portfolio
                     -------------- ----------------- -------------------- ---------------------- ---------------- -----------------
                     -------------- ----------------- -------------------- ---------------------- ---------------- -----------------
       M&E CLASS

        3.095                    -                 -                    -                      -                -                 -
        3.100                    -                 -                    -                      -                -                 -
        3.110                    -                 -                    -                 12,680                -                 -
        3.145                    -             9,844                    -                      -                -                 -
        3.150                    -                 -                    -                      -                -                 -
        3.160                    -           208,249                    -                  8,939                -                 -
        3.200                    -                 -                    -                      -                -                 -
        3.210                    -                 -                    -                      -                -                 -
        3.250                    -                 -                    -                      -                -                 -
        3.255                    -                 -                    -                      -                -                 -
        3.260                    -                 -                    -                      -                -                 -
        3.270                    -                 -                    -                      -                -                 -
        3.310                    -                 -                    -                      -                -                 -
        3.350                    -                 -                    -                      -                -                 -
        3.400                    -                 -                    -                      -                -                 -
        3.410                    -                 -                    -                      -            2,114             4,156
        3.450                    -                 -                    -                      -                -                 -
        3.460                    -                 -                    -                      -                -                 -
        3.500                    -                 -                    -                      -                -                 -
        3.510                    -                 -                    -                      -                -                 -
        3.560                    -                 -                    -                      -                -                 -
        3.600                    -                 -                    -                      -                -                 -
        3.610                    -                 -                    -                      -                -                 -
        3.650                    -                 -                    -                      -                -                 -
        3.660                    -                 -                    -                      -                -                 -
        3.700                    -                 -                    -                      -                -                 -
        3.710                    -                 -                    -                      -                -                 -
        3.750                    -                 -                    -                      -                -                 -
        3.760                    -                 -                    -                      -                -                 -
        3.800                    -                 -                    -                      -                -                 -
        3.860                    -                 -                    -                      -                -                 -
        3.895                    -                 -                    -                      -                -                 -
        4.000                    -                 -                    -                      -                -                 -


PERSPECTIVE
 Standard Benefit          738,674       173,775,394                    -             97,954,249       57,098,914       100,482,495
  Maximum Anniversary
    Value Benefit                -           805,019                    -                237,042           51,285           442,745
  Earnings Protection
    Benefits                     -         1,054,576                    -                227,768          185,126           425,982
  Combined Optional
    Benefits                     -           232,489                    -                 50,812           12,942            31,829
                     -------------- ----------------- -------------------- ---------------------- ---------------- -----------------
                     -------------- ----------------- -------------------- ---------------------- ---------------- -----------------

         Total        $ 17,713,775     $ 548,950,583                  $ -          $ 235,740,097    $ 127,609,939     $ 166,535,805
                     ============== ================= ==================== ====================== ================ =================

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of net assets as of December 31, 2004:


                                JNL/            JNL/Select        JNL/Select            JNL/              JNL/
                          Select Balanced         Global          Large Cap         Select Money      Select Value
                             Portfolio       Growth Portfolio  Growth Portfolio   Market Portfolio      Portfolio
                          -----------------  ----------------- ----------------- ------------------- ----------------
                          -----------------  ----------------- ----------------- ------------------- ----------------
 M&E CLASS

         1.000                    $ 56,456                $ -          $ 61,755         $ 3,007,515        $ 128,243
         1.100                           -                  -                 -                   -                -
         1.150                  22,340,387              8,134         6,287,222           6,954,309        5,660,898
         1.250                   6,677,794            154,615           502,213           2,541,253        1,980,147
         1.300                  12,624,778              9,499         1,818,628           2,939,891        2,080,010
         1.350                     234,283                  -                 -                   -          193,839
         1.395                           -                  -         1,780,794                   -                -
         1.400                   9,364,394             10,638         1,457,664           1,247,765        1,324,616
         1.420                     139,744                  -                 -                   -                -
         1.450                   2,644,537             33,690           857,638             575,471          943,209
         1.500                   7,787,262             20,356         1,520,237           1,481,129        3,139,590
         1.545                   1,125,831              8,884           549,511             920,462          360,650
         1.550                     829,177             34,635            55,878             520,377          324,623
         1.560                           -                  -           427,358                   -                -
         1.570                     351,493                  -           147,910             397,277           39,840
         1.575                           -                  -                 -                   -                -
         1.600                   6,343,621            101,941         2,963,231           1,230,000        2,607,558
         1.605                           -                  -                 -                   -                -
         1.630                       4,595                  -                 -                   -            2,355
         1.645                     140,565                  -                 -                   -           37,893
         1.650                   2,589,662              2,584         1,062,895             668,441        2,854,733
         1.660                           -                  -                 -           1,872,481                -
         1.670                     188,366                  -                 -              62,254            8,871
         1.695                   1,498,169                  -         2,146,002             251,988          323,434
         1.700                   3,353,686             91,931           744,152             914,938          766,382
         1.710                  12,534,967             47,207         2,902,938           4,499,697        3,554,806
         1.720                     299,680                  -            88,554              41,451                -
         1.725                           -                  -                 -                   -                -
         1.745                           -                  -                 -                   -                -
         1.750                   2,125,325              5,870           390,634           2,463,720          656,348
         1.760                      16,126                  -            48,739             150,478                -
         1.795                     647,552                  -           155,907             107,674          176,702
         1.800                   4,854,401              6,514           503,880           1,083,452          634,684
         1.810                   2,025,426             85,377           234,140           1,811,511          805,560
         1.820                     140,613                  -            17,728              11,539                -
         1.825                           -                  -                 -                   -                -
         1.845                     930,421                  -           250,141             744,838          201,031
         1.850                   1,421,985             24,870            98,897             192,197          282,151
         1.860                   5,393,258            111,894         2,079,619           2,567,207        2,092,922
         1.870                     257,732                  -                 -              29,603            2,693
         1.895                   1,269,459                  -           275,968             101,078          491,415
         1.900                   1,745,870             12,670           295,370             464,118          467,264
         1.910                           -                  -                 -             794,811                -
         1.920                     250,824                  -            27,583              74,188           38,173
         1.945                     106,973                  -             6,284              24,723           28,767
         1.950                     595,487             11,819           430,002             169,828          462,245
         1.955                       7,899                  -                 -                   -                -


                       JNL/T. Rowe          JNL/T. Rowe            JNL/
                   Price Established      Price Mid-Cap        T. Rowe Price
                    Growth Portfolio     Growth Portfolio     Value Portfolio
                   ------------------- ---------------------  ----------------
                   ------------------- ---------------------  ----------------
 M&E CLASS

         1.000               $ 53,120             $ 627,422         $ 625,746
         1.100                      -                45,688                 -
         1.150             15,579,476            21,002,470        21,284,604
         1.250              2,558,706             3,840,528         4,990,214
         1.300              7,103,536             7,582,896        11,496,820
         1.350                      -                     -                 -
         1.395                      -                     -                 -
         1.400              5,686,381             4,989,678         8,403,434
         1.420                      -                73,154           145,343
         1.450              1,667,689             2,191,735         2,183,465
         1.500              7,946,587             7,420,888         9,662,966
         1.545              1,556,165             1,467,095         1,655,819
         1.550                526,912             1,069,510         1,423,179
         1.560                 63,172               469,447            26,492
         1.570                325,449               410,935           749,771
         1.575                      -                     -                 -
         1.600              3,977,898             5,490,292         8,246,819
         1.605                      -                     -                 -
         1.630                      -                 1,194             2,366
         1.645                113,214                61,273           168,459
         1.650              2,759,609             4,963,653         3,482,904
         1.660                339,516               138,764                 -
         1.670                 86,532                65,795           295,573
         1.695              1,198,387               975,488         1,268,085
         1.700              2,221,240             3,090,398         3,566,961
         1.710             13,789,765            11,385,701        12,549,277
         1.720                190,589               365,018           287,725
         1.725                      -                     -                 -
         1.745                      -                     -                 -
         1.750              1,645,557             1,242,332         2,328,333
         1.760                      -                     -            49,039
         1.795                640,142               486,088           571,922
         1.800              1,224,621             1,764,463         2,106,036
         1.810              1,766,976             1,848,911         1,887,637
         1.820                149,253               198,009           468,854
         1.825                      -                     -                 -
         1.845                590,850               505,104         1,007,716
         1.850                338,785               345,085           455,014
         1.860              3,540,216             5,959,932         7,028,658
         1.870                 14,568                21,748            90,348
         1.895                514,704               565,309         1,475,156
         1.900                933,378             1,216,161         1,310,825
         1.910                      -                     -           296,259
         1.920                183,610               107,187           249,537
         1.945                 71,369               113,516           106,734
         1.950                969,833               911,218         1,738,262
         1.955                      -                18,453            17,582

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of net assets as of December 31, 2004:

                                JNL/            JNL/Select        JNL/Select            JNL/              JNL/
                          Select Balanced         Global          Large Cap         Select Money      Select Value
                             Portfolio       Growth Portfolio  Growth Portfolio   Market Portfolio      Portfolio
                          -----------------  ----------------- ----------------- ------------------- ----------------
                          -----------------  ----------------- ----------------- ------------------- ----------------
       M&E CLASS

         1.960                   2,926,346            101,853         1,708,329           1,447,671          620,061
         1.970                      26,690                  -                 -              51,154           10,028
         1.995                     944,177                  -           164,638             395,845          300,087
         2.000                     689,925                  -           275,269             257,865          468,667
         2.005                           -                  -                 -                   -                -
         2.010                     476,641                  -           370,573             635,005          179,874
         2.020                      34,953             54,174           155,307              69,494           25,051
         2.045                     126,590                  -            55,087              95,857           79,553
         2.050                     990,907             21,717         1,065,793             513,942          485,900
         2.060                   4,516,462             53,250           364,762           1,618,518        1,347,051
         2.070                       5,966                  -                 -                   -                -
         2.095                     383,407                  -           169,034             147,769           32,137
         2.100                      70,124              1,286           381,453              46,760           40,907
         2.110                     459,974              2,507            94,847             138,161          212,405
         2.120                      32,550                  -             7,707              93,213            6,005
         2.145                     169,200                  -            57,339              20,787           96,902
         2.150                     427,121              1,085           182,307             290,963          200,251
         2.160                   2,017,975              9,851           654,803             979,986          710,559
         2.170                     194,725                  -            46,126                   -            5,283
         2.195                     118,604                  -            48,853              23,769           67,047
         2.200                     249,524             22,205            42,975             231,766           30,633
         2.210                   1,231,567             20,513           481,598             412,302          200,481
         2.220                      73,220                  -                 -               3,360            3,419
         2.245                      55,061             22,889                 -              78,094           40,704
         2.250                      86,446                  -            95,280              52,683          123,471
         2.260                   1,012,711             14,517           306,687             945,232          818,684
         2.270                      16,743                  -                 -                   -                -
         2.280                           -                  -                 -                   -                -
         2.295                     257,662                  -           100,747              10,830           34,658
         2.300                   1,092,982             41,057           149,844             767,981          361,617
         2.305                      15,928                  -                 -                   -                -
         2.310                     395,895            104,833           129,438             359,253          287,591
         2.320                           -                  -            27,042                   -                -
         2.345                     189,600                  -            54,733                   -                -
         2.350                     126,455              1,299             9,642                   -           55,003
         2.360                     348,603             58,112           110,547             816,088          178,630
         2.370                      22,337                  -                 -               1,631            7,365
         2.395                      36,343                  -               171              83,090          135,918
         2.400                      17,717              1,566                 -               4,996            1,397
         2.405                           -                  -                 -                   -                -
         2.410                      81,812              2,086            19,831              52,764          110,722
         2.420                           -                  -                 -                   -                -
         2.445                      37,601                  -            46,508                   -           25,390
         2.450                     450,979              5,428            27,436             307,063           69,859
         2.460                     171,173             22,020                 -             110,637           64,704
         2.470                       6,502                  -                 -                   -           20,633
         2.495                           -              1,634            15,315                   -                -


                        JNL/T. Rowe          JNL/T. Rowe            JNL/
                    Price Established      Price Mid-Cap        T. Rowe Price
                     Growth Portfolio     Growth Portfolio     Value Portfolio
                    ------------------- ---------------------  ----------------
                    ------------------- ---------------------  ----------------
       M&E CLASS

         1.960               2,555,664             4,128,647         5,423,912
         1.970                   4,491                13,635            28,282
         1.995                 366,227               435,380           694,446
         2.000                 165,937               793,580         1,083,378
         2.005                       -                     -                 -
         2.010                 764,198               667,318         1,042,421
         2.020                  69,053               176,808           207,659
         2.045                 105,477               123,835           198,157
         2.050                 528,829             1,293,243         1,946,791
         2.060               2,425,014             2,022,812         3,230,856
         2.070                  32,082                25,058                 -
         2.095                 360,566               357,038           617,510
         2.100                  57,499               394,438           578,458
         2.110                 284,926               393,896           528,847
         2.120                  53,340                26,838            89,561
         2.145                 129,839               280,960           425,238
         2.150                 186,353               293,843           729,640
         2.160               1,575,567             1,792,627         2,083,275
         2.170                   3,775                26,416             3,179
         2.195                  80,642               173,109           135,579
         2.200                  33,231               231,170           328,100
         2.210                 518,461               826,533         1,448,316
         2.220                   6,838                69,578            21,074
         2.245                  35,294                64,856           104,028
         2.250                 238,830               301,904           208,197
         2.260               1,253,214             2,164,473         2,435,736
         2.270                  10,593                 7,382            26,241
         2.280                       -                 1,900                 -
         2.295                 104,828               142,447           181,798
         2.300                 324,762               903,996           780,374
         2.305                  21,029                 8,125                 -
         2.310                 485,939               714,193           264,663
         2.320                   9,573                     -             7,260
         2.345                  37,398                33,270            73,920
         2.350                  80,136                29,580           148,288
         2.360                 818,056               742,382           937,444
         2.370                  17,114                20,667            20,361
         2.395                  59,968               110,556            57,860
         2.400                  59,802                 4,607            99,612
         2.405                       -                     -                 -
         2.410                 119,822               128,852           136,906
         2.420                       -                     -                 -
         2.445                  55,628               199,685            93,387
         2.450                 160,982               281,478           483,685
         2.460                 357,245               250,031           442,100
         2.470                  55,601                23,496            53,360
         2.495                  43,014                38,831            44,944

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of net assets as of December 31, 2004:


                                JNL/            JNL/Select        JNL/Select            JNL/              JNL/
                          Select Balanced         Global          Large Cap         Select Money      Select Value
                             Portfolio       Growth Portfolio  Growth Portfolio   Market Portfolio      Portfolio
                          -----------------  ----------------- ----------------- ------------------- ----------------
                          -----------------  ----------------- ----------------- ------------------- ----------------
       M&E CLASS

         2.500                       5,008                  -             3,243              22,591                -
         2.505                           -                  -                 -                   -                -
         2.510                     462,601            128,151            19,172             472,613          254,309
         2.520                           -                  -                 -                   -                -
         2.545                      39,450                  -            43,898              41,399           24,633
         2.550                     180,124              1,212            23,949             166,407           79,652
         2.560                     581,569                  -            21,426              25,111          158,871
         2.570                           -                  -                 -                   -                -
         2.595                      19,362                  -                 -                   -            9,627
         2.600                     132,363             10,076             2,661                   -                -
         2.605                           -                  -                 -                   -                -
         2.610                     488,982            128,268           125,616             547,416          287,659
         2.620                           -                  -                 -                   -                -
         2.645                           -             28,719                 -                   -                -
         2.650                     224,989                  -            83,275              35,641           87,238
         2.660                     215,564             65,265            14,680             556,670           82,381
         2.670                           -                  -                 -                   -                -
         2.680                           -                  -                 -                   -                -
         2.695                      15,708                  -                 -                   -           11,865
         2.700                           -                  -                 -                   -                -
         2.710                     286,168             44,992             7,474                   -           35,249
         2.720                           -                  -                 -                   -                -
         2.745                      49,970                  -             5,191              14,864            8,092
         2.750                      53,532              1,624             7,124                   -           18,559
         2.760                       5,243                198               166              97,556              854
         2.770                           -                  -                 -                   -                -
         2.795                           -                  -                 -                   -                -
         2.800                     137,018                  -                 -              76,830           52,425
         2.810                           -                  -            99,823                   -            6,195
         2.820                           -                  -                 -                   -                -
         2.845                       1,125                  -                 -                   -            1,129
         2.850                       1,868                  -                 -                   -           19,291
         2.860                       4,297                  -                 -                   -            4,314
         2.895                           -                  -                 -                   -                -
         2.900                       5,887                  -                 -                   -           69,047
         2.910                      75,010                  -             9,354              52,530           31,954
         2.920                           -                  -                 -                   -                -
         2.950                           -                  -                 -                   -                -
         2.955                           -                  -                 -                   -                -
         2.960                      36,708                  -                 -                   -                -
         2.995                           -                  -                 -                   -                -
         3.000                      22,022                  -                 -                   -                -
         3.010                       3,322              5,054            26,234                   -              224
         3.045                      11,510                  -                 -                   -                -
         3.050                           -                  -                 -                   -                -
         3.060                       7,239                  -                 -              47,338            9,242
         3.070                           -                  -                 -                   -                -


                          JNL/T. Rowe          JNL/T. Rowe            JNL/
                      Price Established      Price Mid-Cap        T. Rowe Price
                       Growth Portfolio     Growth Portfolio     Value Portfolio
                      ------------------- ---------------------  ----------------
                      ------------------- ---------------------  ----------------
       M&E CLASS

         2.500                    26,316                21,937            41,442
         2.505                         -                     -                 -
         2.510                   237,135               452,591           510,898
         2.520                         -                     -                 -
         2.545                     6,898                33,499            53,850
         2.550                   100,204                94,613           213,083
         2.560                   356,782               610,008           289,116
         2.570                         -                     -                 -
         2.595                    12,279                 9,790            28,913
         2.600                         -                33,314             2,651
         2.605                         -                     -                 -
         2.610                   556,864               730,556           456,905
         2.620                         -                     -                 -
         2.645                         -                     -                 -
         2.650                   155,467                95,763           151,471
         2.660                   604,814               355,923           256,115
         2.670                         -                     -                 -
         2.680                         -                     -                 -
         2.695                     8,029                 6,400             3,613
         2.700                         -                49,131                 -
         2.710                   324,805               166,770           249,809
         2.720                         -                     -                 -
         2.745                    12,279                41,619            88,510
         2.750                       543                38,438            35,201
         2.760                    35,976                83,491            71,685
         2.770                         -                     -             8,668
         2.795                         -                     -             7,368
         2.800                    33,883                51,801            57,319
         2.810                   249,731               122,909           446,307
         2.820                         -                     -                 -
         2.845                         -                 5,959            29,698
         2.850                     1,946                14,163             1,992
         2.860                     4,261                34,475            23,125
         2.895                    49,636                26,188                 -
         2.900                    10,870                     -            13,871
         2.910                   142,675               154,543           255,288
         2.920                         -                     -                 -
         2.950                         -                     -                 -
         2.955                         -                     -                 -
         2.960                         -                16,804            41,928
         2.995                         -                     -                 -
         3.000                         -                     -                 -
         3.010                    59,893                38,341            34,598
         3.045                    14,276                27,173            11,904
         3.050                         -                     -                 -
         3.060                   169,679                98,338           280,788
         3.070                         -                     -                 -

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - ACCUMULATION UNIT VALUES, UNITS OUTSTANDING, AND NET ASSETS BY M&E CLASS (CONTINUED)
  The following is a summary of net assets as of December 31, 2004:


                                JNL/            JNL/Select        JNL/Select            JNL/              JNL/
                          Select Balanced         Global          Large Cap         Select Money      Select Value
                             Portfolio       Growth Portfolio  Growth Portfolio   Market Portfolio      Portfolio
                          -----------------  ----------------- ----------------- ------------------- ----------------
                          -----------------  ----------------- ----------------- ------------------- ----------------
       M&E CLASS

         3.095                           -                  -                 -                   -                -
         3.100                           -                  -                 -                   -                -
         3.110                           -                  -             5,631                   -                -
         3.145                           -              5,089                 -                   -                -
         3.150                           -                  -                 -                   -                -
         3.160                           -              9,314                 -                   -                -
         3.200                           -                  -                 -                   -                -
         3.210                           -                  -                 -                   -                -
         3.250                           -                  -                 -                   -                -
         3.255                           -                  -                 -                   -                -
         3.260                           -                  -                 -                   -                -
         3.270                           -                  -                 -                   -                -
         3.310                           -                  -                 -                   -                -
         3.350                           -                  -                 -                   -                -
         3.400                           -                  -                 -                   -                -
         3.410                           -                  -                 -                   -                -
         3.450                           -                  -                 -                   -                -
         3.460                           -                  -                 -                   -                -
         3.500                           -                  -                 -                   -                -
         3.510                           -                  -                 -                   -                -
         3.560                           -                  -                 -                   -                -
         3.600                           -                  -                 -                   -                -
         3.610                           -                  -                 -                   -                -
         3.650                           -                  -                 -                   -                -
         3.660                           -                  -                 -                   -                -
         3.700                           -                  -                 -                   -                -
         3.710                           -                  -                 -                   -                -
         3.750                           -                  -                 -                   -                -
         3.760                           -                  -                 -                   -                -
         3.800                           -                  -                 -                   -                -
         3.860                           -                  -                 -                   -                -
         3.895                           -                  -                 -                   -                -
         4.000                           -                  -                 -                   -                -


 PERSPECTIVE
  Standard Benefit             209,632,158        140,976,615       166,470,214          41,159,899       16,962,518
   Maximum Anniversary
     Value Benefit                 525,566                  -            50,050              58,597           35,465
   Earnings Protection
     Benefits                      408,874                  -           249,781             210,901           34,391
   Combined Optional
     Benefits                       85,319                  -            98,012                   -                -
                          -----------------  ----------------- ----------------- ------------------- ----------------
                          -----------------  ----------------- ----------------- ------------------- ----------------

         Total               $ 347,226,552      $ 142,751,587     $ 204,976,467        $ 95,568,556     $ 58,415,483
                          =================  ================= ================= =================== ================


                           JNL/T. Rowe          JNL/T. Rowe             JNL/
                        Price Established      Price Mid-Cap        T. Rowe Price
                         Growth Portfolio     Growth Portfolio     Value Portfolio
                        ------------------- ---------------------  ----------------
                        ------------------- ---------------------  ----------------
       M&E CLASS

         3.095                           -                     -                 -
         3.100                           -                     -                 -
         3.110                           -                26,656             1,880
         3.145                           -                     -                 -
         3.150                           -                     -                 -
         3.160                      46,150                47,655                 -
         3.200                           -                     -                 -
         3.210                           -                     -                 -
         3.250                           -                     -                 -
         3.255                           -                     -                 -
         3.260                           -                     -                 -
         3.270                           -                     -                 -
         3.310                           -                     -                 -
         3.350                           -                     -                 -
         3.400                           -                     -                 -
         3.410                           -                     -                 -
         3.450                           -                     -                 -
         3.460                           -                     -                 -
         3.500                           -                     -                 -
         3.510                           -                     -                 -
         3.560                           -                     -                 -
         3.600                           -                     -                 -
         3.610                           -                     -                 -
         3.650                           -                     -                 -
         3.660                           -                     -                 -
         3.700                           -                     -                 -
         3.710                           -                     -                 -
         3.750                           -                     -                 -
         3.760                           -                     -                 -
         3.800                           -                     -                 -
         3.860                           -                     -                 -
         3.895                           -                     -                 -
         4.000                           -                     -                 -


 PERSPECTIVE
  Standard Benefit             224,555,058           238,698,288        94,375,710
   Maximum Anniversary
     Value Benefit                 478,757               739,290           533,786
   Earnings Protection
     Benefits                      460,724               553,266           769,109
   Combined Optional
     Benefits                       17,958                60,373           118,252
                        ------------------- ---------------------  ----------------
                        ------------------- ---------------------  ----------------

         Total               $ 323,718,530         $ 357,292,076     $ 240,613,630
                        =================== =====================  ================

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 8 - FINANCIAL HIGHLIGHTS

The  following  is a  summary  for each  period in the five  year  period  ended
December 31, 2004 of unit values, total returns and expense ratios for variable annuity contracts with the highest and lowest expense ratios in addition to certain other portfolio data.

                                               Fifth              Fifth Third             Fifth            Fifth Third
                                           Third Balanced      Disciplined Value       Third Mid Cap      Quality Growth
                                         VIP Portfolio (c)     VIP Portfolio (c)    VIP Portfolio (c)   VIP Portfolio (c)
                                         -------------------  --------------------  ------------------- -------------------
                                         -------------------  --------------------  ------------------- -------------------

HIGHEST EXPENSE RATIO
Period ended December 31, 2004

   Unit Value                                   $ 11.845398           $ 14.298550          $ 14.311708          $ 6.655426
   Total Return *                                  3.49%***              7.80%***             5.24%***            3.96%***
   Ratio of Expenses **                               2.41%                 3.41%                3.41%               3.41%
Period ended December 31, 2003

   Unit Value                                           n/a                   n/a                  n/a                 n/a
   Total Return *                                       n/a                   n/a                  n/a                 n/a
   Ratio of Expenses **                                 n/a                   n/a                  n/a                 n/a

Period ended December 31, 2002

   Unit Value                                           n/a                   n/a                  n/a                 n/a
   Total Return *                                       n/a                   n/a                  n/a                 n/a
   Ratio of Expenses **                                 n/a                   n/a                  n/a                 n/a

Period ended December 31, 2001

   Unit Value                                           n/a                   n/a                  n/a                 n/a
   Total Return *                                       n/a                   n/a                  n/a                 n/a
   Ratio of Expenses **                                 n/a                   n/a                  n/a                 n/a

Period ended December 31, 2000

   Unit Value                                           n/a                   n/a                  n/a                 n/a
   Total Return *                                       n/a                   n/a                  n/a                 n/a
   Ratio of Expenses **                                 n/a                   n/a                  n/a                 n/a



                                         JNL/AIM Large           JNL/AIM          JNL/AIM Small
                                           Cap Growth         Premier Equity        Cap Growth          JNL/Alger
                                         Portfolio (b)      II Portfolio (b)(d)   Portfolio (b)     Growth Portfolio
                                       -------------------  ------------------- ------------------- ------------------
                                       -------------------  ------------------- ------------------- ------------------

HIGHEST EXPENSE RATIO
Period ended December 31, 2004

   Unit Value                                 $ 10.380847           $ 8.913242         $ 11.177826        $ 14.447148
   Total Return *                                4.65%***               -2.62%            2.35%***           0.32%***
   Ratio of Expenses **                             3.75%                2.80%               3.45%              3.45%
Period ended December 31, 2003

   Unit Value                                  $ 9.979643           $ 9.153284         $ 10.957129        $ 14.885250
   Total Return *                                2.79%***             3.58%***            9.40%***           9.75%***
   Ratio of Expenses **                             2.91%                2.80%               2.91%              2.91%

Period ended December 31, 2002

   Unit Value                                  $ 7.935282           $ 7.696877          $ 8.182448        $ 11.625507
   Total Return *                                1.99%***            -3.18%***           -4.39%***          -0.56%***
   Ratio of Expenses **                             2.55%                2.55%               2.55%              2.55%

Period ended December 31, 2001

   Unit Value                                 $ 10.179667          $ 10.132618         $ 10.882467        $ 10.172867
   Total Return *                                1.80%***             1.33%***            8.82%***           1.73%***
   Ratio of Expenses **                             1.60%                1.50%               1.70%              1.70%

Period ended December 31, 2000

   Unit Value                                         n/a                  n/a                 n/a        $ 22.361323
   Total Return *                                     n/a                  n/a                 n/a            -14.64%
   Ratio of Expenses **                               n/a                  n/a                 n/a              1.40%


                                         JNL/Alliance
                                        Capital Growth     JNL/Eagle Core
                                        Portfolio (a)      Equity Portfolio
                                      -------------------  ----------------
                                      -------------------  ----------------

HIGHEST EXPENSE RATIO
Period ended December 31, 2004

   Unit Value                                 $ 8.456116       $ 14.560445
   Total Return *                               4.81%***          8.80%***
   Ratio of Expenses **                            3.75%             3.40%
Period ended December 31, 2003

   Unit Value                                 $ 8.673622       $ 14.684021
   Total Return *                               1.76%***          4.67%***
   Ratio of Expenses **                            2.91%             2.91%

Period ended December 31, 2002

   Unit Value                                 $ 7.309474       $ 12.428983
   Total Return *                             -11.03%***        -20.41%***
   Ratio of Expenses **                            2.55%             2.55%

Period ended December 31, 2001

   Unit Value                                $ 10.078526       $ 10.135060
   Total Return *                               0.79%***          1.35%***
   Ratio of Expenses **                            1.70%             1.70%

Period ended December 31, 2000

   Unit Value                                 $ 7.961782       $ 18.999703
   Total Return *                             -20.38%***            -1.11%
   Ratio of Expenses **                            1.40%             1.40%


* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)  Inception date May 1, 2000.

(b)  Inception date October 29, 2001.

(c)  Commencement of operations May 3, 2004.

(d)  For 2004, the period is from January 1, 2004 through  acquisition April 30,
     2004. Unit values disclosed are as of April 30, 2004.


JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 8 - FINANCIAL HIGHLIGHTS (CONTINUED)

The  following  is a  summary  for each  period in the five  year  period  ended
December 31, 2004 of unit values, total returns and expense ratios for variable annuity contracts with the highest and lowest expense ratios in addition to certain other portfolio data.


                                               Fifth              Fifth Third             Fifth            Fifth Third
                                           Third Balanced      Disciplined Value       Third Mid Cap      Quality Growth
                                         VIP Portfolio (c)     VIP Portfolio (c)    VIP Portfolio (c)   VIP Portfolio (c)
                                         -------------------  --------------------  ------------------- -------------------
                                         -------------------  --------------------  ------------------- -------------------

LOWEST EXPENSE RATIO

Period ended December 31, 2004
   Unit Value                                   $ 12.183991           $ 15.080382          $ 15.093897          $ 7.244899
   Total Return *                                  4.71%***             11.92%***             6.22%***            3.68%***
   Ratio of Expenses **                               1.25%                 1.25%                1.25%               1.25%

Period ended December 31, 2003

   Unit Value                                           n/a                   n/a                  n/a                 n/a
   Total Return *                                       n/a                   n/a                  n/a                 n/a
   Ratio of Expenses **                                 n/a                   n/a                  n/a                 n/a

Period ended December 31, 2002

   Unit Value                                           n/a                   n/a                  n/a                 n/a
   Total Return *                                       n/a                   n/a                  n/a                 n/a
   Ratio of Expenses **                                 n/a                   n/a                  n/a                 n/a

Period ended December 31, 2001

   Unit Value                                           n/a                   n/a                  n/a                 n/a
   Total Return *                                       n/a                   n/a                  n/a                 n/a
   Ratio of Expenses **                                 n/a                   n/a                  n/a                 n/a

Period ended December 31, 2000

   Unit Value                                           n/a                   n/a                  n/a                 n/a
   Total Return *                                       n/a                   n/a                  n/a                 n/a
   Ratio of Expenses **                                 n/a                   n/a                  n/a                 n/a


                                         JNL/AIM Large           JNL/AIM          JNL/AIM Small
                                           Cap Growth         Premier Equity        Cap Growth          JNL/Alger
                                         Portfolio (b)      II Portfolio (b)(d)   Portfolio (b)     Growth Portfolio
                                       -------------------  ------------------- ------------------- ------------------
                                       -------------------  ------------------- ------------------- ------------------

LOWEST EXPENSE RATIO

Period ended December 31, 2004
   Unit Value                                 $ 11.327999           $ 9.289106         $ 12.081613        $ 18.106523
   Total Return *                                7.15%***               -2.09%            3.13%***          -2.18%***
   Ratio of Expenses **                             1.00%                1.15%               1.00%              1.00%

Period ended December 31, 2003

   Unit Value                                 $ 10.368162           $ 9.487409         $ 11.382319        $ 17.200539
   Total Return *                                  28.54%               21.26%              36.85%             33.74%
   Ratio of Expenses **                             1.15%                1.15%               1.15%              1.15%

Period ended December 31, 2002

   Unit Value                                  $ 8.066239           $ 7.824266          $ 8.317290        $ 12.861002
   Total Return *                              -24.74%***           -25.09%***          -25.17%***         -28.91%***
   Ratio of Expenses **                             1.15%                1.15%               1.15%              1.15%

Period ended December 31, 2001

   Unit Value                                 $ 10.943639          $ 11.023327         $ 11.572006        $ 19.411734
   Total Return *                                9.44%***            10.23%***           15.72%***            -13.19%
   Ratio of Expenses **                             1.40%                1.40%               1.40%              1.40%

Period ended December 31, 2000

   Unit Value                                         n/a                  n/a                 n/a        $ 22.361323
   Total Return *                                     n/a                  n/a                 n/a            -14.64%
   Ratio of Expenses **                               n/a                  n/a                 n/a              1.40%



                                        JNL/Alliance
                                       Capital Growth     JNL/Eagle Core
                                       Portfolio (a)      Equity Portfolio
                                     -------------------  ----------------
                                     -------------------  ----------------

LOWEST EXPENSE RATIO

Period ended December 31, 2004
   Unit Value                               $ 10.101441       $ 17.767948
   Total Return *                                 5.09%          3.82%***
   Ratio of Expenses **                           1.15%             1.00%

Period ended December 31, 2003

   Unit Value                                $ 9.611899       $ 16.695529
   Total Return *                                22.89%            23.12%
   Ratio of Expenses **                           1.15%             1.15%

Period ended December 31, 2002

   Unit Value                                $ 7.821585       $ 13.560918
   Total Return *                            -26.52%***        -17.84%***
   Ratio of Expenses **                           1.15%             1.15%

Period ended December 31, 2001

   Unit Value                                $ 6.706400       $ 16.887707
   Total Return *                               -15.77%           -11.12%
   Ratio of Expenses **                           1.40%             1.40%

Period ended December 31, 2000

   Unit Value                                $ 7.961782       $ 18.999703
   Total Return *                            -20.38%***            -1.11%
   Ratio of Expenses **                           1.40%             1.40%


* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)  Inception date May 1, 2000.

(b)  Inception date October 29, 2001.

(c)  Commencement of operations May 3, 2004.

(d)  For 2004, the period is from January 1, 2004 through  acquisition April 30,
     2004. Unit values disclosed are as of April 30, 2004.


JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 8 - FINANCIAL HIGHLIGHTS (CONTINUED)

The  following  is a  summary  for each  period in the five  year  period  ended
December 31, 2004 of unit values, total returns and expense ratios for variable annuity contracts with the highest and lowest expense ratios in addition to certain other portfolio data.


                                               Fifth              Fifth Third             Fifth            Fifth Third
                                           Third Balanced      Disciplined Value       Third Mid Cap      Quality Growth
                                         VIP Portfolio (c)     VIP Portfolio (c)    VIP Portfolio (c)   VIP Portfolio (c)
                                         -------------------  --------------------  ------------------- -------------------
                                         -------------------  --------------------  ------------------- -------------------

PORTFOLIO DATA
Period ended December 31, 2004

   Net Assets (in thousands)                          $ 123               $ 3,841              $ 1,691             $ 3,316
   Units Outstanding (in thousands)                      10                   257                  113                 466
   Investment Income Ratio *                          0.64%                 0.50%                0.00%               0.00%

Period ended December 31, 2003

   Net Assets (in thousands)                            n/a                   n/a                  n/a                 n/a
   Units Outstanding (in thousands)                     n/a                   n/a                  n/a                 n/a
   Investment Income Ratio *                            n/a                   n/a                  n/a                 n/a

Period ended December 31, 2002

   Net Assets (in thousands)                            n/a                   n/a                  n/a                 n/a
   Units Outstanding (in thousands)                     n/a                   n/a                  n/a                 n/a
   Investment Income Ratio *                            n/a                   n/a                  n/a                 n/a

Period ended December 31, 2001

   Net Assets (in thousands)                            n/a                   n/a                  n/a                 n/a
   Units Outstanding (in thousands)                     n/a                   n/a                  n/a                 n/a
   Investment Income Ratio *                            n/a                   n/a                  n/a                 n/a

Period ended December 31, 2000

   Net Assets (in thousands)                            n/a                   n/a                  n/a                 n/a
   Units Outstanding (in thousands)                     n/a                   n/a                  n/a                 n/a
   Investment Income Ratio *                            n/a                   n/a                  n/a                 n/a



                                          JNL/AIM Large           JNL/AIM          JNL/AIM Small
                                            Cap Growth         Premier Equity        Cap Growth          JNL/Alger
                                          Portfolio (b)      II Portfolio (b)(d)   Portfolio (b)     Growth Portfolio
                                        -------------------  ------------------- ------------------- ------------------
                                        -------------------  ------------------- ------------------- ------------------

PORTFOLIO DATA
Period ended December 31, 2004

   Net Assets (in thousands)                      $ 63,173                  $ -            $ 39,024          $ 165,724
   Units Outstanding (in thousands)                  5,689                    -               3,293              9,468
   Investment Income Ratio *                         0.00%                0.14%               0.00%              0.01%

Period ended December 31, 2003

   Net Assets (in thousands)                      $ 33,754              $ 9,600            $ 40,305          $ 191,213
   Units Outstanding (in thousands)                  3,286                1,022               3,572             11,287
   Investment Income Ratio *                         0.00%                0.00%               0.00%              0.00%

Period ended December 31, 2002

   Net Assets (in thousands)                       $ 6,522              $ 4,773            $ 12,081          $ 143,546
   Units Outstanding (in thousands)                    812                  614               1,459             11,267
   Investment Income Ratio *                         0.00%                0.00%               0.00%              0.00%

Period ended December 31, 2001

   Net Assets (in thousands)                         $ 457                $ 821             $ 1,812          $ 287,298
   Units Outstanding (in thousands)                     42                   75                 157             14,810
   Investment Income Ratio *                         0.00%                0.00%               0.00%              0.00%

Period ended December 31, 2000

   Net Assets (in thousands)                           n/a                  n/a                 n/a          $ 360,827
   Units Outstanding (in thousands)                    n/a                  n/a                 n/a             16,136
   Investment Income Ratio *                           n/a                  n/a                 n/a              0.00%


                                         JNL/Alliance
                                        Capital Growth     JNL/Eagle Core
                                        Portfolio (a)      Equity Portfolio
                                      -------------------  ----------------
                                      -------------------  ----------------

PORTFOLIO DATA
Period ended December 31, 2004

   Net Assets (in thousands)                    $ 30,756          $ 84,921
   Units Outstanding (in thousands)                4,136             5,023
   Investment Income Ratio *                       0.21%             0.74%

Period ended December 31, 2003

   Net Assets (in thousands)                    $ 43,021          $ 80,208
   Units Outstanding (in thousands)                6,242             4,960
   Investment Income Ratio *                       0.00%             0.76%

Period ended December 31, 2002

   Net Assets (in thousands)                    $ 25,761          $ 55,566
   Units Outstanding (in thousands)                5,111             4,214
   Investment Income Ratio *                       0.00%             0.72%

Period ended December 31, 2001

   Net Assets (in thousands)                    $ 31,784          $ 73,384
   Units Outstanding (in thousands)                4,723             4,353
   Investment Income Ratio *                       0.06%             0.49%

Period ended December 31, 2000

   Net Assets (in thousands)                    $ 17,782          $ 86,430
   Units Outstanding (in thousands)                2,233             4,549
   Investment Income Ratio *                       0.00%             0.00%


* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a)  Inception date May 1, 2000.

(b)  Inception date October 29, 2001.

(c)  Commencement of operations May 3, 2004.

(d)  For 2004, the period is from January 1, 2004 through  acquisition April 30,
     2004. Unit values disclosed are as of April 30, 2004.

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 8 - FINANCIAL HIGHLIGHTS (CONTINUED)

The  following  is a  summary  for each  period in the five  year  period  ended
December 31, 2004 of unit values, total returns and expense ratios for variable annuity contracts with the highest and lowest expense ratios in addition to certain other portfolio data.


                                             JNL/Eagle          JNL/FMR             JNL/FMR          JNL/JPMorgan
                                              SmallCap          Balanced            Capital          International
                                          Equity Portfolio   Portfolio (a)     Growth Portfolio   Value Portfolio (d)
                                          ----------------- -----------------  ------------------ --------------------
                                          ----------------- -----------------  ------------------ --------------------

HIGHEST EXPENSE RATIO
Period ended December 31, 2004

   Unit Value                                  $ 16.580951        $ 9.087874         $ 17.242370           $ 8.911939
   Total Return *                                14.09%***          6.75%***            8.76%***            16.07%***
   Ratio of Expenses **                              3.40%             3.86%               3.45%                3.75%
Period ended December 31, 2003

   Unit Value                                  $ 14.965423        $ 8.938991         $ 15.862021           $ 7.930736
   Total Return *                                 3.95%***          5.61%***           14.66%***             8.84%***
   Ratio of Expenses **                              2.91%             2.91%               2.90%                2.91%

Period ended December 31, 2002

   Unit Value                                  $ 11.260062        $ 8.175679         $ 12.363416           $ 6.003411
   Total Return *                                -3.06%***         -8.63%***           -1.48%***             0.41%***
   Ratio of Expenses **                              2.55%             2.55%               2.55%               2.395%

Period ended December 31, 2001

   Unit Value                                  $ 10.969787        $ 9.940104         $ 10.149811                  n/a
   Total Return *                                 9.70%***         -0.60%***            1.50%***                  n/a
   Ratio of Expenses **                              1.70%             1.70%               1.70%                  n/a

Period ended December 31, 2000

   Unit Value                                  $ 14.067072        $ 9.768824         $ 25.523710                  n/a
   Total Return *                                  -14.44%         -2.31%***             -35.64%                  n/a
   Ratio of Expenses **                              1.40%             1.40%               1.40%                  n/a


                                            JNL/Lazard          JNL/Lazard                           JNL/MCM
                                             Mid Cap             Small Cap          JNL/MCM         Bond Index
                                       Value Portfolio (b)   Value Portfolio (b)  25 Portfolio    Portfolio (c)
                                       --------------------- ------------------  --------------- -----------------
                                       --------------------- ------------------  --------------- -----------------

HIGHEST EXPENSE RATIO
Period ended December 31, 2004

   Unit Value                                   $ 14.824692        $ 12.720310      $ 10.411974       $ 10.322773
   Total Return *                                 10.40%***           8.52%***        11.69%***          0.53%***
   Ratio of Expenses **                               3.61%              3.45%            4.00%            3.895%
Period ended December 31, 2003

   Unit Value                                   $ 12.837923        $ 11.777425       $ 9.216104       $ 10.560119
   Total Return *                                  9.89%***           9.01%***        34.74%***          0.01%***
   Ratio of Expenses **                               2.91%              2.91%            3.20%             2.90%

Period ended December 31, 2002

   Unit Value                                   $ 10.434434         $ 8.887344       $ 7.327916       $ 10.593579
   Total Return *                                 -7.39%***         -10.10%***       -14.46%***          4.62%***
   Ratio of Expenses **                               2.55%              2.55%            2.55%             2.55%

Period ended December 31, 2001

   Unit Value                                   $ 10.591267        $ 10.735826      $ 10.106589               n/a
   Total Return *                                  5.91%***           7.36%***         1.07%***               n/a
   Ratio of Expenses **                               1.70%              1.60%            1.60%               n/a

Period ended December 31, 2000

   Unit Value                                           n/a                n/a       $ 7.775739               n/a
   Total Return *                                       n/a                n/a           -5.66%               n/a
   Ratio of Expenses **                                 n/a                n/a            1.40%               n/a


                                            JNL/MCM             JNL/MCM
                                        Communications      Consumer Brands
                                       Sector Portfolio     Sector Portfolio
                                      --------------------  ----------------
                                      --------------------  ----------------

HIGHEST EXPENSE RATIO
Period ended December 31, 2004

   Unit Value                                  $ 4.133508        $ 9.884514
   Total Return *                               11.05%***          6.32%***
   Ratio of Expenses **                             3.21%             3.21%
Period ended December 31, 2003

   Unit Value                                  $ 3.743377        $ 9.568389
   Total Return *                                7.05%***          3.87%***
   Ratio of Expenses **                             2.51%             2.51%

Period ended December 31, 2002

   Unit Value                                  $ 4.572431        $ 9.287579
   Total Return *                                 -46.46%            -7.44%
   Ratio of Expenses **                             1.60%             1.60%

Period ended December 31, 2001

   Unit Value                                  $ 8.540138       $ 10.033840
   Total Return *                              -14.60%***          0.34%***
   Ratio of Expenses **                             1.60%             1.60%

Period ended December 31, 2000

   Unit Value                                 $ 10.792021       $ 10.096709
   Total Return *                                 -27.98%             6.47%
   Ratio of Expenses **                             1.40%             1.40%


* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)  Inception date May 1, 2000.

(b)  Commencement of Operations October 29, 2001.

(c)  Inception date January 15, 2002.

(d)  Commencement of operations September 30, 2002.

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 8 - FINANCIAL HIGHLIGHTS (CONTINUED)

The  following  is a  summary  for each  period in the five  year  period  ended
December 31, 2004 of unit values, total returns and expense ratios for variable annuity contracts with the highest and lowest expense ratios in addition to certain other portfolio data.



                                             JNL/Eagle          JNL/FMR             JNL/FMR          JNL/JPMorgan
                                              SmallCap          Balanced            Capital          International
                                          Equity Portfolio   Portfolio (a)     Growth Portfolio   Value Portfolio (d)
                                          ----------------- -----------------  ------------------ --------------------
                                          ----------------- -----------------  ------------------ --------------------

LOWEST EXPENSE RATIO

Period ended December 31, 2004
    Unit Value                                 $ 20.232962       $ 10.386549         $ 21.834409          $ 10.755922
   Total Return *                                   17.62%          6.66%***              16.82%               21.32%
   Ratio of Expenses **                              1.00%             1.00%               1.00%                1.00%

Period ended December 31, 2003

    Unit Value                                 $ 17.202438        $ 9.535089         $ 18.690119           $ 8.865871
   Total Return *                                13.51%***            12.43%           11.45%***            42.58%***
   Ratio of Expenses **                              1.00%             1.15%               1.00%                1.00%

Period ended December 31, 2002

   Unit Value                                  $ 12.297205        $ 8.480604         $ 13.758252           $ 6.376038
   Total Return *                               -22.60%***         -5.65%***          -22.79%***             0.86%***
   Ratio of Expenses **                              1.15%             1.15%               1.15%                1.15%

Period ended December 31, 2001

   Unit Value                                  $ 15.391211        $ 9.199663         $ 15.051709                  n/a
   Total Return *                                    9.41%            -5.83%             -41.03%                  n/a
   Ratio of Expenses **                              1.40%             1.40%               1.40%                  n/a

Period ended December 31, 2000

   Unit Value                                  $ 14.067072        $ 9.768824         $ 25.523710                  n/a
   Total Return *                                  -14.44%         -2.31%***             -35.64%                  n/a
   Ratio of Expenses **                              1.40%             1.40%               1.40%                  n/a


                                            JNL/Lazard          JNL/Lazard                           JNL/MCM
                                             Mid Cap             Small Cap          JNL/MCM         Bond Index
                                       Value Portfolio (b)   Value Portfolio (b)  25 Portfolio    Portfolio (c)
                                       --------------------- ------------------  --------------- -----------------
                                       --------------------- ------------------  --------------- -----------------

LOWEST EXPENSE RATIO

Period ended December 31, 2004
    Unit Value                                  $ 17.540416        $ 15.040034      $ 12.277074       $ 11.246377
   Total Return *                                    23.29%             14.23%           20.69%          1.04%***
   Ratio of Expenses **                               1.15%              1.00%            1.00%             1.00%

Period ended December 31, 2003

    Unit Value                                  $ 14.226593        $ 13.166191      $ 10.172779       $ 10.927761
   Total Return *                                    27.42%          16.50%***        33.64%***             1.79%
   Ratio of Expenses **                               1.15%              1.00%            1.00%             1.15%

Period ended December 31, 2002

   Unit Value                                   $ 11.165350         $ 9.509779       $ 7.694899       $ 10.735815
   Total Return *                                -15.82%***         -18.23%***       -20.90%***          7.85%***
   Ratio of Expenses **                               1.15%              1.15%            1.15%             1.15%

Period ended December 31, 2001

   Unit Value                                   $ 11.201260        $ 11.428479       $ 8.758260               n/a
   Total Return *                                 12.01%***          14.28%***           12.64%               n/a
   Ratio of Expenses **                               1.40%              1.40%            1.40%               n/a

Period ended December 31, 2000

   Unit Value                                           n/a                n/a       $ 7.775739               n/a
   Total Return *                                       n/a                n/a           -5.66%               n/a
   Ratio of Expenses **                                 n/a                n/a            1.40%               n/a


                                            JNL/MCM             JNL/MCM
                                        Communications      Consumer Brands
                                       Sector Portfolio     Sector Portfolio
                                      --------------------  ----------------
                                      --------------------  ----------------

LOWEST EXPENSE RATIO

Period ended December 31, 2004
    Unit Value                                 $ 4.640711       $ 11.068600
   Total Return *                               -0.23%***             8.83%
   Ratio of Expenses **                             1.10%             1.15%

Period ended December 31, 2003

    Unit Value                                 $ 3.934696       $ 10.170973
   Total Return *                                  31.17%          1.85%***
   Ratio of Expenses **                             1.40%             1.15%

Period ended December 31, 2002

   Unit Value                                  $ 2.999411        $ 8.436548
   Total Return *                                 -46.35%            -7.25%
   Ratio of Expenses **                             1.40%             1.40%

Period ended December 31, 2001

   Unit Value                                  $ 5.590939        $ 9.096229
   Total Return *                                 -48.19%            -9.91%
   Ratio of Expenses **                             1.40%             1.40%

Period ended December 31, 2000

   Unit Value                                 $ 10.792021       $ 10.096709
   Total Return *                                 -27.98%             6.47%
   Ratio of Expenses **                             1.40%             1.40%


* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)  Inception date May 1, 2000.

(b)  Commencement of Operations October 29, 2001.

(c)  Inception date January 15, 2002.

(d)  Commencement of operations September 30, 2002.


JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 8 - FINANCIAL HIGHLIGHTS (CONTINUED)

The  following  is a  summary  for each  period in the five  year  period  ended
December 31, 2004 of unit values, total returns and expense ratios for variable annuity contracts with the highest and lowest expense ratios in addition to certain other portfolio data.

                                             JNL/Eagle          JNL/FMR             JNL/FMR          JNL/JPMorgan
                                              SmallCap          Balanced            Capital          International
                                          Equity Portfolio   Portfolio (a)     Growth Portfolio   Value Portfolio (d)
                                          ----------------- -----------------  ------------------ --------------------
                                          ----------------- -----------------  ------------------ --------------------

PORTFOLIO DATA
Period ended December 31, 2004

   Net Assets (in thousands)                      $ 92,613          $ 97,768           $ 136,152             $ 72,980
   Units Outstanding (in thousands)                  4,880             9,610               8,176                6,276
   Investment Income Ratio *                         0.00%             1.33%               0.00%                1.42%

Period ended December 31, 2003

   Net Assets (in thousands)                      $ 81,155          $ 85,632           $ 141,533             $ 24,675
   Units Outstanding (in thousands)                  5,010             9,046               9,962                2,413
   Investment Income Ratio *                         0.00%             1.59%               0.00%                4.47%

Period ended December 31, 2002

   Net Assets (in thousands)                      $ 60,051          $ 57,817           $ 121,683                $ 438
   Units Outstanding (in thousands)                  5,120             6,823              11,559                   56
   Investment Income Ratio *                         0.00%             2.26%               0.00%                3.79%

Period ended December 31, 2001

   Net Assets (in thousands)                      $ 84,569          $ 55,450           $ 239,280                  n/a
   Units Outstanding (in thousands)                  5,502             6,024              15,905                  n/a
   Investment Income Ratio *                         0.00%             2.86%               0.00%                  n/a

Period ended December 31, 2000

   Net Assets (in thousands)                      $ 67,664          $ 23,964           $ 444,916                  n/a
   Units Outstanding (in thousands)                  4,810             2,453              17,431                  n/a
   Investment Income Ratio *                         0.00%             0.00%               0.00%                  n/a



                                            JNL/Lazard          JNL/Lazard                           JNL/MCM
                                             Mid Cap             Small Cap          JNL/MCM         Bond Index
                                       Value Portfolio (b)   Value Portfolio (b)  25 Portfolio    Portfolio (c)
                                       --------------------- ------------------  --------------- -----------------
                                       --------------------- ------------------  --------------- -----------------

PORTFOLIO DATA
Period ended December 31, 2004

   Net Assets (in thousands)                      $ 133,657          $ 112,999        $ 411,612         $ 111,204
   Units Outstanding (in thousands)                   8,272              7,838           34,713            10,126
   Investment Income Ratio *                          0.18%              0.05%            0.00%             0.39%

Period ended December 31, 2003

   Net Assets (in thousands)                       $ 66,277           $ 77,708        $ 164,718          $ 45,891
   Units Outstanding (in thousands)                   5,061              6,102           16,593             4,248
   Investment Income Ratio *                          0.29%              0.00%            0.00%             2.90%

Period ended December 31, 2002

   Net Assets (in thousands)                       $ 29,045           $ 28,814         $ 37,494          $ 12,446
   Units Outstanding (in thousands)                   2,917              3,091            4,921             1,168
   Investment Income Ratio *                          0.47%              0.00%            0.00%             8.39%

Period ended December 31, 2001

   Net Assets (in thousands)                        $ 1,210            $ 1,848          $ 8,406               n/a
   Units Outstanding (in thousands)                     108                162              956               n/a
   Investment Income Ratio *                          0.93%              0.22%            0.00%               n/a

Period ended December 31, 2000

   Net Assets (in thousands)                            n/a                n/a          $ 3,569               n/a
   Units Outstanding (in thousands)                     n/a                n/a              459               n/a
   Investment Income Ratio *                            n/a                n/a            0.00%               n/a


                                            JNL/MCM             JNL/MCM
                                        Communications      Consumer Brands
                                       Sector Portfolio     Sector Portfolio
                                      --------------------  ----------------
                                      --------------------  ----------------

PORTFOLIO DATA
Period ended December 31, 2004

   Net Assets (in thousands)                     $ 16,654          $ 14,748
   Units Outstanding (in thousands)                 3,666             1,356
   Investment Income Ratio *                        0.01%             0.00%

Period ended December 31, 2003

   Net Assets (in thousands)                      $ 8,250          $ 10,758
   Units Outstanding (in thousands)                 2,070             1,067
   Investment Income Ratio *                        0.00%             0.00%

Period ended December 31, 2002

   Net Assets (in thousands)                      $ 6,113           $ 9,465
   Units Outstanding (in thousands)                 2,009             1,118
   Investment Income Ratio *                        0.00%             0.00%

Period ended December 31, 2001

   Net Assets (in thousands)                     $ 10,464           $ 8,009
   Units Outstanding (in thousands)                 1,859               879
   Investment Income Ratio *                        0.00%             0.00%

Period ended December 31, 2000

   Net Assets (in thousands)                     $ 12,498           $ 4,302
   Units Outstanding (in thousands)                 1,158               426
   Investment Income Ratio *                        0.00%             0.00%


* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a)  Inception date May 1, 2000.

(b)  Commencement of Operations October 29, 2001.

(c)  Inception date January 15, 2002.

(d)  Commencement of operations September 30, 2002.


JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 8 - FINANCIAL HIGHLIGHTS (CONTINUED)

The  following  is a  summary  for each  period in the five  year  period  ended
December 31, 2004 of unit values, total returns and expense ratios for variable annuity contracts with the highest and lowest expense ratios in addition to certain other portfolio data.


                                                                  JNL/MCM
                                              JNL/MCM             Enhanced           JNL/MCM             JNL/MCM
                                               Energy          S&P 500 Stock        Financial             Global
                                          Sector Portfolio   Index Portfolio (b) Sector Portfolio     15 Portfolio
                                          -----------------  ------------------- -----------------  ------------------
                                          -----------------  ------------------- -----------------  ------------------

HIGHEST EXPENSE RATIO
Period ended December 31, 2004

   Unit Value                                  $ 15.647043           $ 7.272051       $ 11.007919         $ 10.243321
   Total Return *                                15.27%***             4.45%***          7.90%***           21.26%***
   Ratio of Expenses **                              3.41%                3.80%             3.21%               4.00%
Period ended December 31, 2003

   Unit Value                                  $ 12.795057           $ 7.074361       $ 10.336726          $ 8.625915
   Total Return *                                 4.35%***             6.95%***          3.01%***           36.34%***
   Ratio of Expenses **                              2.21%                2.91%             2.51%               3.20%

Period ended December 31, 2002

   Unit Value                                   $ 8.837502           $ 5.716209        $ 7.851446          $ 6.843038
   Total Return *                                   -5.04%            -0.63%***           -15.42%          -15.17%***
   Ratio of Expenses **                              1.60%                2.55%             1.60%               2.55%

Period ended December 31, 2001

   Unit Value                                   $ 9.306743                  n/a        $ 9.283242          $ 9.985637
   Total Return *                                -6.93%***                  n/a         -7.17%***           -0.14%***
   Ratio of Expenses **                              1.60%                  n/a             1.60%               1.60%

Period ended December 31, 2000

   Unit Value                                  $ 14.611337                  n/a       $ 11.183746          $ 8.559189
   Total Return *                                   43.27%                  n/a            25.55%              -4.13%
   Ratio of Expenses **                              1.40%                  n/a             1.40%               1.40%


                                                                                                          JNL/MCM
                                               JNL/MCM              JNL/MCM            JNL/MCM        Pharmaceutical/
                                            International            JNL 5            Nasdaq(R)5         Healthcare
                                         Index Portfolio (a)     Portfolio (c)      Portfolio (c)     Sector Portfolio
                                         --------------------- ------------------  ----------------- -------------------
                                         --------------------- ------------------  ----------------- -------------------

HIGHEST EXPENSE RATIO
Period ended December 31, 2004

   Unit Value                                     $ 12.631192        $ 10.865550        $ 10.787801          $ 9.693345
   Total Return *                                   12.88%***           3.95%***           1.94%***           -0.43%***
   Ratio of Expenses **                                3.895%             3.095%              3.15%               3.41%
Period ended December 31, 2003

   Unit Value                                     $ 11.194379                n/a                n/a         $ 10.077613
   Total Return *                                    9.54%***                n/a                n/a            2.91%***
   Ratio of Expenses **                                 2.96%                n/a                n/a               2.51%

Period ended December 31, 2002

   Unit Value                                      $ 8.431609                n/a                n/a          $ 6.804344
   Total Return *                                  -16.41%***                n/a                n/a             -31.72%
   Ratio of Expenses **                                 2.55%                n/a                n/a               1.60%

Period ended December 31, 2001

   Unit Value                                             n/a                n/a                n/a          $ 9.966043
   Total Return *                                         n/a                n/a                n/a           -0.34%***
   Ratio of Expenses **                                   n/a                n/a                n/a               1.60%

Period ended December 31, 2000

   Unit Value                                             n/a                n/a                n/a         $ 13.318647
   Total Return *                                         n/a                n/a                n/a              37.70%
   Ratio of Expenses **                                   n/a                n/a                n/a               1.40%


                                            JNL/MCM             JNL/MCM
                                        S&P 400 MidCap          S&P 500
                                      Index Portfolio (a)   Index Portfolio (a)
                                      --------------------  -----------------
                                      --------------------  -----------------

HIGHEST EXPENSE RATIO
Period ended December 31, 2004

   Unit Value                                 $ 11.947627         $ 9.763928
   Total Return *                                8.47%***           5.24%***
   Ratio of Expenses **                            3.895%             3.895%
Period ended December 31, 2003

   Unit Value                                 $ 10.927268         $ 9.394300
   Total Return *                                3.34%***           4.74%***
   Ratio of Expenses **                             2.96%              2.96%

Period ended December 31, 2002

   Unit Value                                  $ 8.398081         $ 7.601826
   Total Return *                              -12.81%***         -11.94%***
   Ratio of Expenses **                             2.55%              2.55%

Period ended December 31, 2001

   Unit Value                                         n/a                n/a
   Total Return *                                     n/a                n/a
   Ratio of Expenses **                               n/a                n/a

Period ended December 31, 2000

   Unit Value                                         n/a                n/a
   Total Return *                                     n/a                n/a
   Ratio of Expenses **                               n/a                n/a


* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)  Inception date January 15, 2002.

(b)  Commencement of operations September 30, 2002.

(c)  Inception date October 1, 2004.


JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 8 - FINANCIAL HIGHLIGHTS (CONTINUED)

The  following  is a  summary  for each  period in the five  year  period  ended
December 31, 2004 of unit values, total returns and expense ratios for variable annuity contracts with the highest and lowest expense ratios in addition to certain other portfolio data.


                                                                  JNL/MCM
                                              JNL/MCM             Enhanced           JNL/MCM             JNL/MCM
                                               Energy          S&P 500 Stock        Financial             Global
                                          Sector Portfolio   Index Portfolio (b) Sector Portfolio     15 Portfolio
                                          -----------------  ------------------- -----------------  ------------------
                                          -----------------  ------------------- -----------------  ------------------

LOWEST EXPENSE RATIO

Period ended December 31, 2004
    Unit Value                                 $ 17.733168           $ 8.513429       $ 12.326584         $ 12.078281
   Total Return *                                -0.66%***               10.16%            12.19%              26.84%
   Ratio of Expenses **                              1.10%                1.00%             1.15%               1.00%

Period ended December 31, 2003

    Unit Value                                 $ 13.328740           $ 7.728089       $ 10.987648          $ 9.522624
   Total Return *                                 2.14%***            12.01%***          1.39%***           32.47%***
   Ratio of Expenses **                              1.30%                1.00%             1.15%               1.00%

Period ended December 31, 2002

   Unit Value                                  $ 10.207599           $ 6.014019        $ 8.265111          $ 7.185739
   Total Return *                                   -4.85%           -20.27%***           -15.25%          -19.91%***
   Ratio of Expenses **                              1.40%                1.15%             1.40%               1.15%

Period ended December 31, 2001

   Unit Value                                  $ 10.728103                  n/a        $ 9.752820          $ 8.381633
   Total Return *                                  -26.58%                  n/a           -12.79%              -2.07%
   Ratio of Expenses **                              1.40%                  n/a             1.40%               1.40%

Period ended December 31, 2000

   Unit Value                                  $ 14.611337                  n/a       $ 11.183746          $ 8.559189
   Total Return *                                   43.27%                  n/a            25.55%              -4.13%
   Ratio of Expenses **                              1.40%                  n/a             1.40%               1.40%



                                                                                                         JNL/MCM
                                              JNL/MCM              JNL/MCM            JNL/MCM        Pharmaceutical/
                                           International            JNL 5            Nasdaq(R)5         Healthcare
                                        Index Portfolio (a)     Portfolio (c)      Portfolio (c)     Sector Portfolio
                                        --------------------- ------------------  ----------------- -------------------
                                        --------------------- ------------------  ----------------- -------------------

LOWEST EXPENSE RATIO

Period ended December 31, 2004
    Unit Value                                   $ 13.761360        $ 10.917908        $ 10.841214         $ 10.984570
   Total Return *                                     18.30%           2.51%***          -0.85%***            0.67%***
   Ratio of Expenses **                                1.00%              1.10%              1.10%               1.10%

Period ended December 31, 2003

    Unit Value                                   $ 11.632574                n/a                n/a         $ 10.712278
   Total Return *                                  31.43%***                n/a                n/a            2.97%***
   Ratio of Expenses **                                1.00%                n/a                n/a               1.15%

Period ended December 31, 2002

   Unit Value                                     $ 8.543937                n/a                n/a          $ 8.369873
   Total Return *                                 -12.50%***                n/a                n/a             -31.59%
   Ratio of Expenses **                                1.15%                n/a                n/a               1.40%

Period ended December 31, 2001

   Unit Value                                            n/a                n/a                n/a         $ 12.234507
   Total Return *                                        n/a                n/a                n/a              -8.14%
   Ratio of Expenses **                                  n/a                n/a                n/a               1.40%

Period ended December 31, 2000

   Unit Value                                            n/a                n/a                n/a         $ 13.318647
   Total Return *                                        n/a                n/a                n/a              37.70%
   Ratio of Expenses **                                  n/a                n/a                n/a               1.40%


                                             JNL/MCM             JNL/MCM
                                         S&P 400 MidCap          S&P 500
                                       Index Portfolio (a)   Index Portfolio (a)
                                       --------------------  -----------------
                                       --------------------  -----------------

LOWEST EXPENSE RATIO

Period ended December 31, 2004
    Unit Value                                 $ 13.016647        $ 10.637567
   Total Return *                                   14.63%              8.97%
   Ratio of Expenses **                              1.00%              1.00%

Period ended December 31, 2003

    Unit Value                                 $ 11.354967         $ 9.762010
   Total Return *                                28.13%***          19.74%***
   Ratio of Expenses **                              1.00%              1.00%

Period ended December 31, 2002

   Unit Value                                   $ 8.510876         $ 7.704551
   Total Return *                               -15.35%***         -21.66%***
   Ratio of Expenses **                              1.15%              1.15%

Period ended December 31, 2001

   Unit Value                                          n/a                n/a
   Total Return *                                      n/a                n/a
   Ratio of Expenses **                                n/a                n/a

Period ended December 31, 2000

   Unit Value                                          n/a                n/a
   Total Return *                                      n/a                n/a
   Ratio of Expenses **                                n/a                n/a

* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)  Inception date January 15, 2002.

(b)  Commencement of operations September 30, 2002.

(c)  Inception date October 1, 2004.

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 8 - FINANCIAL HIGHLIGHTS (CONTINUED)

The  following  is a  summary  for each  period in the five  year  period  ended
December 31, 2004 of unit values, total returns and expense ratios for variable annuity contracts with the highest and lowest expense ratios in addition to certain other portfolio data.


                                                                  JNL/MCM
                                              JNL/MCM             Enhanced           JNL/MCM             JNL/MCM
                                               Energy          S&P 500 Stock        Financial             Global
                                          Sector Portfolio   Index Portfolio (b) Sector Portfolio     15 Portfolio
                                          -----------------  ------------------- -----------------  ------------------
                                          -----------------  ------------------- -----------------  ------------------

PORTFOLIO DATA
Period ended December 31, 2004

   Net Assets (in thousands)                      $ 52,129             $ 58,425          $ 28,505           $ 395,535
   Units Outstanding (in thousands)                  3,035                6,653             2,369              33,886
   Investment Income Ratio *                         0.00%                0.36%             0.07%               0.00%

Period ended December 31, 2003

   Net Assets (in thousands)                       $ 9,127             $ 35,786          $ 17,929           $ 141,341
   Units Outstanding (in thousands)                    693                4,316             1,654              15,206
   Investment Income Ratio *                         0.00%                0.56%             0.00%               0.00%

Period ended December 31, 2002

   Net Assets (in thousands)                       $ 7,405              $ 6,939          $ 14,179            $ 30,518
   Units Outstanding (in thousands)                    731                1,108             1,718               4,289
   Investment Income Ratio *                         0.00%                0.10%             0.00%               0.00%

Period ended December 31, 2001

   Net Assets (in thousands)                       $ 7,469                  n/a          $ 15,911             $ 8,075
   Units Outstanding (in thousands)                    700                  n/a             1,633                 960
   Investment Income Ratio *                         0.00%                  n/a             0.00%               0.00%

Period ended December 31, 2000

   Net Assets (in thousands)                       $ 5,227                  n/a          $ 11,280             $ 5,039
   Units Outstanding (in thousands)                    358                  n/a             1,009                 589
   Investment Income Ratio *                         0.00%                  n/a             0.00%               0.00%


                                                                                                           JNL/MCM
                                                JNL/MCM              JNL/MCM            JNL/MCM        Pharmaceutical/
                                             International            JNL 5            Nasdaq(R)5         Healthcare
                                          Index Portfolio (a)     Portfolio (c)      Portfolio (c)     Sector Portfolio
                                          --------------------- ------------------  ----------------- -------------------
                                          --------------------- ------------------  ----------------- -------------------

PORTFOLIO DATA
Period ended December 31, 2004

   Net Assets (in thousands)                         $ 162,270           $ 81,383            $ 9,084            $ 39,865
   Units Outstanding (in thousands)                     11,867              7,460                838               3,742
   Investment Income Ratio *                             0.13%              0.60%              0.00%               0.00%

Period ended December 31, 2003

   Net Assets (in thousands)                          $ 59,006                n/a                n/a            $ 23,580
   Units Outstanding (in thousands)                      5,039                n/a                n/a               2,248
   Investment Income Ratio *                             2.51%                n/a                n/a               0.00%

Period ended December 31, 2002

   Net Assets (in thousands)                           $ 8,582                n/a                n/a            $ 18,282
   Units Outstanding (in thousands)                      1,002                n/a                n/a               2,205
   Investment Income Ratio *                             6.09%                n/a                n/a               0.00%

Period ended December 31, 2001

   Net Assets (in thousands)                               n/a                n/a                n/a            $ 24,492
   Units Outstanding (in thousands)                        n/a                n/a                n/a               2,013
   Investment Income Ratio *                               n/a                n/a                n/a               0.00%

Period ended December 31, 2000

   Net Assets (in thousands)                               n/a                n/a                n/a            $ 17,462
   Units Outstanding (in thousands)                        n/a                n/a                n/a               1,311
   Investment Income Ratio *                               n/a                n/a                n/a               0.00%


                                              JNL/MCM             JNL/MCM
                                          S&P 400 MidCap          S&P 500
                                        Index Portfolio (a)   Index Portfolio (a)
                                        --------------------  -----------------
                                        --------------------  -----------------

PORTFOLIO DATA
Period ended December 31, 2004

   Net Assets (in thousands)                      $ 185,042          $ 286,238
   Units Outstanding (in thousands)                  14,331             26,949
   Investment Income Ratio *                          0.01%              1.60%

Period ended December 31, 2003

   Net Assets (in thousands)                       $ 76,144          $ 129,749
   Units Outstanding (in thousands)                   6,673             13,081
   Investment Income Ratio *                          0.61%              1.67%

Period ended December 31, 2002

   Net Assets (in thousands)                       $ 11,541           $ 21,548
   Units Outstanding (in thousands)                   1,341              2,716
   Investment Income Ratio *                          1.59%              0.00%

Period ended December 31, 2001

   Net Assets (in thousands)                            n/a                n/a
   Units Outstanding (in thousands)                     n/a                n/a
   Investment Income Ratio *                            n/a                n/a

Period ended December 31, 2000

   Net Assets (in thousands)                            n/a                n/a
   Units Outstanding (in thousands)                     n/a                n/a
   Investment Income Ratio *                            n/a                n/a


* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a)  Inception date January 15, 2002.

(b)  Commencement of operations September 30, 2002.

(c)  Inception date October 1, 2004.

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 8 - FINANCIAL HIGHLIGHTS (CONTINUED)

The  following  is a  summary  for each  period in the five  year  period  ended
December 31, 2004 of unit values, total returns and expense ratios for variable annuity contracts with the highest and lowest expense ratios in addition to certain other portfolio data.


                                              JNL/MCM            JNL/MCM             JNL/MCM             JNL/MCM
                                          Select Small Cap      Small Cap           Technology          The Dow SM
                                              Portfolio     Index Portfolio (b)  Sector Portfolio    5 Portfolio (d)
                                          ----------------- -------------------  -----------------  -------------------
                                          ----------------- -------------------  -----------------  -------------------

HIGHEST EXPENSE RATIO
Period ended December 31, 2004

   Unit Value                                  $ 16.015281         $ 12.244585         $ 5.197926           $ 8.999041
   Total Return *                                14.87%***            9.54%***           1.14%***               -3.55%
   Ratio of Expenses **                              4.00%              3.895%              3.21%                1.60%
Period ended December 31, 2003

   Unit Value                                  $ 15.348024         $ 11.042704         $ 5.476582           $ 9.330596
   Total Return *                                37.33%***            3.12%***           3.62%***               17.65%
   Ratio of Expenses **                             3.200%               2.96%              2.51%                1.60%

Period ended December 31, 2002

   Unit Value                                  $ 10.950660          $ 7.827609         $ 5.639598           $ 7.930959
   Total Return *                               -10.76%***          -17.20%***            -38.20%              -13.40%
   Ratio of Expenses **                              2.55%               2.55%              1.60%                1.60%

Period ended December 31, 2001

   Unit Value                                   $ 9.699679                 n/a         $ 9.125464           $ 9.157806
   Total Return *                                -3.00%***                 n/a          -8.75%***            -8.42%***
   Ratio of Expenses **                              1.60%                 n/a              1.60%                1.60%

Period ended December 31, 2000

   Unit Value                                  $ 14.816995                 n/a        $ 11.928024           $ 7.599463
   Total Return *                                   20.52%                 n/a            -21.95%               -1.76%
   Ratio of Expenses **                              1.40%                 n/a              1.40%                1.40%




                                               JNL/MCM            JNL/MCM            JNL/MCM            JNL/MCM
                                              The Dow SM          The S&P(R)       Value Line(R)          VIP
                                             10 Portfolio       10 Portfolio     25 Portfolio (c)    Portfolio (c)
                                          ------------------- -----------------  -----------------  -----------------
                                          ------------------- -----------------  -----------------  -----------------

HIGHEST EXPENSE RATIO
Period ended December 31, 2004

   Unit Value                                     $ 8.348810        $ 8.661826        $ 11.381625        $ 11.031481
   Total Return *                                   7.70%***         15.39%***           2.50%***           2.75%***
   Ratio of Expenses **                                4.00%             4.00%              3.21%              3.21%
Period ended December 31, 2003

   Unit Value                                     $ 8.757884        $ 7.942574                n/a                n/a
   Total Return *                                  28.70%***         16.27%***                n/a                n/a
   Ratio of Expenses **                              3.2000%             3.20%                n/a                n/a

Period ended December 31, 2002

   Unit Value                                     $ 7.355307        $ 7.053485                n/a                n/a
   Total Return *                                  -8.82%***        -21.32%***                n/a                n/a
   Ratio of Expenses **                                2.55%             2.55%                n/a                n/a

Period ended December 31, 2001

   Unit Value                                     $ 9.429791        $ 8.347564                n/a                n/a
   Total Return *                                  -5.70%***        -16.52%***                n/a                n/a
   Ratio of Expenses **                                1.60%             1.60%                n/a                n/a

Period ended December 31, 2000

   Unit Value                                     $ 9.000115       $ 11.722368                n/a                n/a
   Total Return *                                      3.82%             6.73%                n/a                n/a
   Ratio of Expenses **                                1.40%             1.40%                n/a                n/a


                                          JNL/Oppenheimer
                                           Global Growth      JNL/Oppenheimer
                                           Portfolio (a)     Growth Portfolio (a)
                                        -------------------- -------------------
                                        -------------------- -------------------

HIGHEST EXPENSE RATIO
Period ended December 31, 2004

   Unit Value                                   $ 10.553022          $ 7.677775
   Total Return *                                 13.03%***            2.35%***
   Ratio of Expenses **                               3.41%               3.21%
Period ended December 31, 2003

   Unit Value                                    $ 9.363973          $ 7.668190
   Total Return *                                 14.54%***           -1.19%***
   Ratio of Expenses **                               2.91%               2.91%

Period ended December 31, 2002

   Unit Value                                    $ 6.900125          $ 6.743170
   Total Return *                                -13.58%***           -1.43%***
   Ratio of Expenses **                               2.55%               2.55%

Period ended December 31, 2001

   Unit Value                                   $ 10.059130         $ 10.173866
   Total Return *                                  0.59%***            1.74%***
   Ratio of Expenses **                               1.70%               1.70%

Period ended December 31, 2000

   Unit Value                                           n/a                 n/a
   Total Return *                                       n/a                 n/a
   Ratio of Expenses **                                 n/a                 n/a


* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)  Inception date May 1, 2001.

(b)  Inception date January 15, 2002.

(c)  Inception date October 1, 2004.

(d)  For 2004, the period is from January 1, 2004 through  acquisition April 30,
     2004. Unit values disclosed are as of April 30, 2004.

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 8 - FINANCIAL HIGHLIGHTS (CONTINUED)

The  following  is a  summary  for each  period in the five  year  period  ended
December 31, 2004 of unit values, total returns and expense ratios for variable annuity contracts with the highest and lowest expense ratios in addition to certain other portfolio data.


                                              JNL/MCM            JNL/MCM             JNL/MCM             JNL/MCM
                                          Select Small Cap      Small Cap           Technology          The Dow SM
                                              Portfolio     Index Portfolio (b)  Sector Portfolio    5 Portfolio (d)
                                          ----------------- -------------------  -----------------  -------------------
                                          ----------------- -------------------  -----------------  -------------------

LOWEST EXPENSE RATIO

Period ended December 31, 2004
    Unit Value                                 $ 18.884179         $ 13.340256         $ 5.835762           $ 7.149908
   Total Return *                                   11.46%              16.26%           0.30%***               -3.49%
   Ratio of Expenses **                              1.00%               1.00%              1.10%                1.40%

Period ended December 31, 2003

    Unit Value                                 $ 16.941890         $ 11.474890         $ 5.821507           $ 7.408429
   Total Return *                                23.32%***           35.07%***          -0.33%***               17.88%
   Ratio of Expenses **                              1.00%               1.00%              1.15%                1.40%

Period ended December 31, 2002

   Unit Value                                  $ 11.499123          $ 7.933415         $ 4.018247           $ 6.284536
   Total Return *                               -24.47%***          -20.14%***            -38.08%              -13.22%
   Ratio of Expenses **                              1.15%               1.15%              1.40%                1.40%

Period ended December 31, 2001

   Unit Value                                  $ 14.040208                 n/a         $ 6.488951           $ 7.242198
   Total Return *                                   -5.24%                 n/a            -45.60%               -4.70%
   Ratio of Expenses **                              1.40%                 n/a              1.40%                1.40%

Period ended December 31, 2000

   Unit Value                                  $ 14.816995                 n/a        $ 11.928024           $ 7.599463
   Total Return *                                   20.52%                 n/a            -21.95%               -1.76%
   Ratio of Expenses **                              1.40%                 n/a              1.40%                1.40%



                                              JNL/MCM            JNL/MCM            JNL/MCM            JNL/MCM
                                             The Dow SM          The S&P(R)       Value Line(R)          VIP
                                            10 Portfolio       10 Portfolio     25 Portfolio (c)    Portfolio (c)
                                         ------------------- -----------------  -----------------  -----------------
                                         ------------------- -----------------  -----------------  -----------------

LOWEST EXPENSE RATIO

Period ended December 31, 2004
    Unit Value                                   $ 9.844389       $ 10.213546        $ 11.442423        $ 11.087700
   Total Return *                                     1.84%            16.50%           8.45%***           0.16%***
   Ratio of Expenses **                               1.00%             1.00%              1.00%              1.10%

Period ended December 31, 2003

    Unit Value                                   $ 9.666055        $ 8.767335                n/a                n/a
   Total Return *                                 28.44%***          14.6%***                n/a                n/a
   Ratio of Expenses **                               1.00%             1.00%                n/a                n/a

Period ended December 31, 2002

   Unit Value                                    $ 7.723705        $ 7.406712                n/a                n/a
   Total Return *                                 -8.74%***        -24.46%***                n/a                n/a
   Ratio of Expenses **                               1.15%             1.15%                n/a                n/a

Period ended December 31, 2001

   Unit Value                                    $ 8.613528        $ 9.086538                n/a                n/a
   Total Return *                                    -4.30%           -22.49%                n/a                n/a
   Ratio of Expenses **                               1.40%             1.40%                n/a                n/a

Period ended December 31, 2000

   Unit Value                                    $ 9.000115       $ 11.722368                n/a                n/a
   Total Return *                                     3.82%             6.73%                n/a                n/a
   Ratio of Expenses **                               1.40%             1.40%                n/a                n/a


                                         JNL/Oppenheimer
                                          Global Growth      JNL/Oppenheimer
                                          Portfolio (a)     Growth Portfolio (a)
                                       -------------------- -------------------
                                       -------------------- -------------------

LOWEST EXPENSE RATIO

Period ended December 31, 2004
    Unit Value                                 $ 11.504893          $ 8.326560
   Total Return *                                   16.76%               3.19%
   Ratio of Expenses **                              1.00%               1.00%

Period ended December 31, 2003

    Unit Value                                  $ 9.853500          $ 8.069163
   Total Return *                                20.20%***            4.89%***
   Ratio of Expenses **                              1.00%               1.00%

Period ended December 31, 2002

   Unit Value                                   $ 7.062724          $ 6.902335
   Total Return *                               -20.66%***          -23.39%***
   Ratio of Expenses **                              1.15%               1.15%

Period ended December 31, 2001

   Unit Value                                   $ 9.183699          $ 9.330717
   Total Return *                                -8.16%***           -6.69%***
   Ratio of Expenses **                              1.40%               1.40%

Period ended December 31, 2000

   Unit Value                                          n/a                 n/a
   Total Return *                                      n/a                 n/a
   Ratio of Expenses **                                n/a                 n/a


* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)  Inception date May 1, 2001.

(b)  Inception date January 15, 2002.

(c)  Inception date October 1, 2004.

(d)  For 2004, the period is from January 1, 2004 through  acquisition April 30,
     2004. Unit values disclosed are as of April 30, 2004.


JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 8 - FINANCIAL HIGHLIGHTS (CONTINUED)

The  following  is a  summary  for each  period in the five  year  period  ended
December 31, 2004 of unit values, total returns and expense ratios for variable annuity contracts with the highest and lowest expense ratios in addition to certain other portfolio data.


                                              JNL/MCM            JNL/MCM             JNL/MCM             JNL/MCM
                                          Select Small Cap      Small Cap           Technology          The Dow SM
                                              Portfolio     Index Portfolio (b)  Sector Portfolio    5 Portfolio (d)
                                          ----------------- -------------------  -----------------  -------------------
                                          ----------------- -------------------  -----------------  -------------------

PORTFOLIO DATA
Period ended December 31, 2004

   Net Assets (in thousands)                     $ 356,177           $ 162,490           $ 29,545                  $ -
   Units Outstanding (in thousands)                 19,549              12,205              5,149                    -
   Investment Income Ratio *                         0.00%               0.00%              0.00%                0.00%

Period ended December 31, 2003

   Net Assets (in thousands)                     $ 170,194            $ 70,041           $ 20,428              $ 7,804
   Units Outstanding (in thousands)                 10,329               6,008              3,510                1,038
   Investment Income Ratio *                         0.00%               0.80%              0.00%                0.00%

Period ended December 31, 2002

   Net Assets (in thousands)                      $ 38,586             $ 9,632           $ 14,504              $ 8,047
   Units Outstanding (in thousands)                  3,428               1,200              3,570                1,265
   Investment Income Ratio *                         0.00%               2.62%              0.00%                0.00%

Period ended December 31, 2001

   Net Assets (in thousands)                      $ 14,445                 n/a           $ 20,046              $ 6,910
   Units Outstanding (in thousands)                  1,043                 n/a              3,068                  949
   Investment Income Ratio *                         0.00%                 n/a              0.00%                0.00%

Period ended December 31, 2000

   Net Assets (in thousands)                       $ 7,728                 n/a           $ 20,077              $ 5,040
   Units Outstanding (in thousands)                    522                 n/a              1,683                  663
   Investment Income Ratio *                         0.00%                 n/a              0.00%                0.00%




                                               JNL/MCM            JNL/MCM            JNL/MCM            JNL/MCM
                                              The Dow SM          The S&P(R)       Value Line(R)          VIP
                                             10 Portfolio       10 Portfolio     25 Portfolio (c)    Portfolio (c)
                                          ------------------- -----------------  -----------------  -----------------
                                          ------------------- -----------------  -----------------  -----------------

PORTFOLIO DATA
Period ended December 31, 2004

   Net Assets (in thousands)                       $ 429,753         $ 361,642           $ 33,044           $ 21,516
   Units Outstanding (in thousands)                   45,137            36,652              2,890              1,943
   Investment Income Ratio *                           0.00%             0.00%              0.00%              0.37%

Period ended December 31, 2003

   Net Assets (in thousands)                       $ 229,175         $ 155,153                n/a                n/a
   Units Outstanding (in thousands)                   24,281            18,152                n/a                n/a
   Investment Income Ratio *                           0.00%             0.00%                n/a                n/a

Period ended December 31, 2002

   Net Assets (in thousands)                        $ 80,796          $ 41,227                n/a                n/a
   Units Outstanding (in thousands)                   10,562             5,639                n/a                n/a
   Investment Income Ratio *                           0.00%             0.00%                n/a                n/a

Period ended December 31, 2001

   Net Assets (in thousands)                        $ 36,897          $ 20,184                n/a                n/a
   Units Outstanding (in thousands)                    4,280             2,225                n/a                n/a
   Investment Income Ratio *                           0.00%             0.00%                n/a                n/a

Period ended December 31, 2000

   Net Assets (in thousands)                        $ 21,063          $ 18,967                n/a                n/a
   Units Outstanding (in thousands)                    2,340             1,618                n/a                n/a
   Investment Income Ratio *                           0.00%             0.00%                n/a                n/a



                                           JNL/Oppenheimer
                                            Global Growth      JNL/Oppenheimer
                                            Portfolio (a)     Growth Portfolio (a)
                                         -------------------- -------------------
                                         -------------------- -------------------

PORTFOLIO DATA
Period ended December 31, 2004

   Net Assets (in thousands)                       $ 100,400            $ 21,413
   Units Outstanding (in thousands)                    8,904               2,627
   Investment Income Ratio *                           0.16%               0.00%

Period ended December 31, 2003

   Net Assets (in thousands)                        $ 56,554            $ 16,371
   Units Outstanding (in thousands)                    5,815               2,054
   Investment Income Ratio *                           0.00%               0.00%

Period ended December 31, 2002

   Net Assets (in thousands)                        $ 23,910             $ 6,557
   Units Outstanding (in thousands)                    3,398                 953
   Investment Income Ratio *                           0.00%               0.00%

Period ended December 31, 2001

   Net Assets (in thousands)                         $ 8,175             $ 3,841
   Units Outstanding (in thousands)                      888                 411
   Investment Income Ratio *                           0.00%               0.24%

Period ended December 31, 2000

   Net Assets (in thousands)                             n/a                 n/a
   Units Outstanding (in thousands)                      n/a                 n/a
   Investment Income Ratio *                             n/a                 n/a


* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a)  Inception date May 1, 2001.

(b)  Inception date January 15, 2002.

(c)  Inception date October 1, 2004.

(d)  For 2004, the period is from January 1, 2004 through  acquisition April 30,
     2004. Unit values disclosed are as of April 30, 2004.

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 8 - FINANCIAL HIGHLIGHTS (CONTINUED)

The  following  is a  summary  for each  period in the five  year  period  ended
December 31, 2004 of unit values, total returns and expense ratios for variable annuity contracts with the highest and lowest expense ratios in addition to certain other portfolio data.


                                                                       JNL/
                                               JNL/PIMCO           PPM America                               JNL/Putnam
                                             Total Return           High Yield          JNL/Putnam          International
                                          Bond Portfolio (b)    Bond Portfolio (d)   Equity Portfolio     Equity Portfolio
                                          --------------------  -------------------  ------------------  --------------------
                                          --------------------  -------------------  ------------------  --------------------

HIGHEST EXPENSE RATIO
Period ended December 31, 2004

   Unit Value                                     $ 11.926497          $ 12.724062         $ 17.207404           $ 11.064433
   Total Return *                                    1.88%***             3.86%***           12.96%***              9.87%***
   Ratio of Expenses **                                 3.71%                3.86%               3.06%                 3.45%
Period ended December 31, 2003

   Unit Value                                     $ 12.381470          $ 13.606623         $ 16.262016           $ 10.270368
   Total Return *                                    0.04%***             2.89%***           12.32%***              6.68%***
   Ratio of Expenses **                                 2.96%                2.91%               2.65%                 2.96%

Period ended December 31, 2002

   Unit Value                                     $ 12.295342          $ 12.141023         $ 13.480564            $ 8.492644
   Total Return *                                    3.95%***            -1.44%***          -16.32%***              5.08%***
   Ratio of Expenses **                                 2.75%                2.55%               2.30%                 2.55%

Period ended December 31, 2001

   Unit Value                                      $ 9.999267           $ 9.978449          $ 9.302424           $ 10.185585
   Total Return *                                   -0.01%***            -0.22%***           -6.98%***              1.86%***
   Ratio of Expenses **                                 1.70%                1.70%               1.60%                 1.70%

Period ended December 31, 2000

   Unit Value                                             n/a          $ 12.116816         $ 21.843635           $ 14.873269
   Total Return *                                         n/a               -6.93%             -18.98%               -15.18%
   Ratio of Expenses **                                   n/a                1.40%               1.40%                 1.40%


                                             JNL/Putnam          JNL/Putnam           JNL/S&P              JNL/S&P
                                               Midcap           Value Equity       Core Index 50        Core Index 75
                                        Growth Portfolio (a)      Portfolio       Portfolio (c)(d)     Portfolio (c)(d)
                                        ---------------------  ----------------  -------------------  -------------------
                                        ---------------------  ----------------  -------------------  -------------------

HIGHEST EXPENSE RATIO
Period ended December 31, 2004

   Unit Value                                     $ 6.963899       $ 16.757063           $ 9.674371           $ 9.927086
   Total Return *                                  13.60%***          8.02%***             0.52%***             0.33%***
   Ratio of Expenses **                                3.21%            3.145%                3.31%                3.01%
Period ended December 31, 2003

   Unit Value                                     $ 6.129631       $ 16.162710           $ 9.696129           $ 9.856715
   Total Return *                                   7.46%***         11.15%***             7.49%***             6.69%***
   Ratio of Expenses **                                2.91%             2.85%                2.91%                2.91%

Period ended December 31, 2002

   Unit Value                                     $ 4.773797       $ 13.661166           $ 7.657951           $ 8.073167
   Total Return *                                  -8.41%***         -7.36%***           -20.61%***           -16.45%***
   Ratio of Expenses **                                2.55%             2.55%                2.45%                2.26%

Period ended December 31, 2001

   Unit Value                                    $ 10.535055       $ 10.170710                  n/a                  n/a
   Total Return *                                   5.35%***          1.71%***                  n/a                  n/a
   Ratio of Expenses **                                1.70%             1.70%                  n/a                  n/a

Period ended December 31, 2000

   Unit Value                                     $ 9.809143       $ 17.799644                  n/a                  n/a
   Total Return *                                  -1.91%***             5.48%                  n/a                  n/a
   Ratio of Expenses **                                1.40%             1.40%                  n/a                  n/a



                                                                JNL/S&P
                                            JNL/S&P        Equity Aggressive
                                        Core Index 100          Growth
                                       Portfolio (c)(d)     Portfolio I (d)
                                      -------------------- ------------------
                                      -------------------- ------------------

HIGHEST EXPENSE RATIO
Period ended December 31, 2004

   Unit Value                                  $ 9.942134         $ 9.686693
   Total Return *                               -0.12%***           2.57%***
   Ratio of Expenses **                             3.41%              3.01%
Period ended December 31, 2003

   Unit Value                                 $ 10.013355         $ 9.680172
   Total Return *                                4.74%***             26.29%
   Ratio of Expenses **                             2.77%              2.85%

Period ended December 31, 2002

   Unit Value                                  $ 8.450795         $ 7.665325
   Total Return *                                0.66%***           3.02%***
   Ratio of Expenses **                             2.55%              2.85%

Period ended December 31, 2001

   Unit Value                                         n/a         $ 9.830499
   Total Return *                                     n/a          -1.70%***
   Ratio of Expenses **                               n/a              1.60%

Period ended December 31, 2000

   Unit Value                                         n/a        $ 12.748314
   Total Return *                                     n/a            -16.38%
   Ratio of Expenses **                               n/a              1.40%

* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)  Inception date May 1, 2000.

(b)  Inception date October 29, 2001.

(c)  Inception date October 29, 2002.

(d)  For 2004, the period is from January 1, 2004 through acquisition October 1,
     2004. Unit values disclosed are as of October 1, 2004.

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 8 - FINANCIAL HIGHLIGHTS (CONTINUED)

The  following  is a  summary  for each  period in the five  year  period  ended
December 31, 2004 of unit values, total returns and expense ratios for variable annuity contracts with the highest and lowest expense ratios in addition to certain other portfolio data.


                                                                       JNL/
                                               JNL/PIMCO           PPM America                               JNL/Putnam
                                             Total Return           High Yield          JNL/Putnam          International
                                          Bond Portfolio (b)    Bond Portfolio (d)   Equity Portfolio     Equity Portfolio
                                          --------------------  -------------------  ------------------  --------------------
                                          --------------------  -------------------  ------------------  --------------------

LOWEST EXPENSE RATIO

Period ended December 31, 2004
    Unit Value                                    $ 14.354794          $ 16.643811         $ 20.680819           $ 14.011462
   Total Return *                                       3.41%             2.97%***              11.75%                15.18%
   Ratio of Expenses **                                 1.00%                1.00%               1.15%                 1.00%

Period ended December 31, 2003

    Unit Value                                    $ 13.881564          $ 15.840241         $ 18.506230           $ 12.164594
   Total Return *                                    1.19%***               17.31%              25.77%             16.60%***
   Ratio of Expenses **                                 1.00%                1.15%               1.15%                 1.00%

Period ended December 31, 2002

   Unit Value                                     $ 13.284507          $ 13.502664         $ 14.714245            $ 9.450867
   Total Return *                                    6.02%***             1.74%***          -21.91%***            -22.02%***
   Ratio of Expenses **                                 1.15%                1.15%               1.15%                 1.15%

Period ended December 31, 2001

   Unit Value                                      $ 9.853514          $ 12.623859         $ 16.150439           $ 11.690454
   Total Return *                                   -1.46%***                4.18%             -26.06%               -21.40%
   Ratio of Expenses **                                 1.40%                1.40%               1.40%                 1.40%

Period ended December 31, 2000

   Unit Value                                             n/a          $ 12.116816         $ 21.843635           $ 14.873269
   Total Return *                                         n/a               -6.93%             -18.98%               -15.18%
   Ratio of Expenses **                                   n/a                1.40%               1.40%                 1.40%



                                            JNL/Putnam          JNL/Putnam           JNL/S&P              JNL/S&P
                                              Midcap           Value Equity       Core Index 50        Core Index 75
                                       Growth Portfolio (a)      Portfolio       Portfolio (c)(d)     Portfolio (c)(d)
                                       ---------------------  ----------------  -------------------  -------------------
                                       ---------------------  ----------------  -------------------  -------------------

LOWEST EXPENSE RATIO

Period ended December 31, 2004
    Unit Value                                   $ 7.665919       $ 20.312647          $ 10.258129          $ 10.483302
   Total Return *                                    17.27%             8.50%                2.21%                2.45%
   Ratio of Expenses **                               1.15%             1.15%                1.15%                1.00%

Period ended December 31, 2003

    Unit Value                                   $ 6.537242       $ 18.720938          $ 10.036223          $ 10.232527
   Total Return *                                    31.94%            23.13%               29.43%            10.96%***
   Ratio of Expenses **                               1.15%             1.15%                1.15%                1.00%

Period ended December 31, 2002

   Unit Value                                    $ 4.954798       $ 15.204304           $ 7.754044           $ 8.159377
   Total Return *                                -27.46%***        -18.87%***           -22.88%***           -17.55%***
   Ratio of Expenses **                               1.15%             1.15%                1.15%                1.15%

Period ended December 31, 2001

   Unit Value                                    $ 7.063306       $ 16.439324                  n/a                  n/a
   Total Return *                                   -27.99%            -7.64%                  n/a                  n/a
   Ratio of Expenses **                               1.40%             1.40%                  n/a                  n/a

Period ended December 31, 2000

   Unit Value                                    $ 9.809143       $ 17.799644                  n/a                  n/a
   Total Return *                                 -1.91%***             5.48%                  n/a                  n/a
   Ratio of Expenses **                               1.40%             1.40%                  n/a                  n/a


                                                                JNL/S&P
                                            JNL/S&P        Equity Aggressive
                                        Core Index 100          Growth
                                       Portfolio (c)(d)     Portfolio I (d)
                                      -------------------- ------------------
                                      -------------------- ------------------

LOWEST EXPENSE RATIO

Period ended December 31, 2004
    Unit Value                                $ 10.556039        $ 11.032146
   Total Return *                                   2.09%          -1.06%***
   Ratio of Expenses **                             1.15%              1.00%

Period ended December 31, 2003

    Unit Value                                $ 10.340127        $ 10.667902
   Total Return *                                  20.68%             28.45%
   Ratio of Expenses **                             1.15%              1.15%

Period ended December 31, 2002

   Unit Value                                  $ 8.568248         $ 8.305062
   Total Return *                              -12.17%***         -20.77%***
   Ratio of Expenses **                             1.15%              1.15%

Period ended December 31, 2001

   Unit Value                                         n/a        $ 10.840320
   Total Return *                                     n/a            -14.97%
   Ratio of Expenses **                               n/a              1.40%

Period ended December 31, 2000

   Unit Value                                         n/a        $ 12.748314
   Total Return *                                     n/a            -16.38%
   Ratio of Expenses **                               n/a              1.40%


* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)  Inception date May 1, 2000.

(b)  Inception date October 29, 2001.

(c)  Inception date October 29, 2002.

(d)  For 2004, the period is from January 1, 2004 through acquisition October 1,
     2004. Unit values disclosed are as of October 1, 2004.

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 8 - FINANCIAL HIGHLIGHTS (CONTINUED)

The  following  is a  summary  for each  period in the five  year  period  ended
December 31, 2004 of unit values, total returns and expense ratios for variable annuity contracts with the highest and lowest expense ratios in addition to certain other portfolio data.


                                                                       JNL/
                                               JNL/PIMCO           PPM America                               JNL/Putnam
                                             Total Return           High Yield          JNL/Putnam          International
                                          Bond Portfolio (b)    Bond Portfolio (d)   Equity Portfolio     Equity Portfolio
                                          --------------------  -------------------  ------------------  --------------------
                                          --------------------  -------------------  ------------------  --------------------

PORTFOLIO DATA
Period ended December 31, 2004

   Net Assets (in thousands)                        $ 233,210                  $ -           $ 135,415              $ 78,422
   Units Outstanding (in thousands)                    17,736                    -               7,956                 5,920
   Investment Income Ratio *                            1.79%                5.60%               0.57%                 1.27%

Period ended December 31, 2003

   Net Assets (in thousands)                        $ 186,434            $ 188,838           $ 149,857              $ 81,746
   Units Outstanding (in thousands)                    14,871               12,583               9,829                 7,056
   Investment Income Ratio *                            1.71%                7.29%               0.32%                 1.69%

Period ended December 31, 2002

   Net Assets (in thousands)                        $ 110,041            $ 117,270           $ 139,925              $ 66,508
   Units Outstanding (in thousands)                     9,590                9,210              11,566                 7,270
   Investment Income Ratio *                            0.03%                7.89%               0.00%                 0.92%

Period ended December 31, 2001

   Net Assets (in thousands)                          $ 8,396            $ 124,815           $ 246,486              $ 87,535
   Units Outstanding (in thousands)                       852                9,895              15,273                 7,492
   Investment Income Ratio *                            3.48%                8.58%               0.00%                 0.68%

Period ended December 31, 2000

   Net Assets (in thousands)                              n/a            $ 110,480           $ 366,467             $ 109,365
   Units Outstanding (in thousands)                       n/a                9,118              16,777                 7,353
   Investment Income Ratio *                              n/a                0.00%               0.00%                 0.00%


                                              JNL/Putnam          JNL/Putnam           JNL/S&P              JNL/S&P
                                                Midcap           Value Equity       Core Index 50        Core Index 75
                                         Growth Portfolio (a)      Portfolio       Portfolio (c)(d)     Portfolio (c)(d)
                                         ---------------------  ----------------  -------------------  -------------------
                                         ---------------------  ----------------  -------------------  -------------------

PORTFOLIO DATA
Period ended December 31, 2004

   Net Assets (in thousands)                         $ 28,326         $ 195,303                  $ -                  $ -
   Units Outstanding (in thousands)                     3,759            11,118                    -                    -
   Investment Income Ratio *                            0.00%             1.34%                0.24%                0.31%

Period ended December 31, 2003

   Net Assets (in thousands)                         $ 22,216         $ 207,764              $ 7,249              $ 9,952
   Units Outstanding (in thousands)                     3,431            12,884                  706                  978
   Investment Income Ratio *                            0.00%             1.17%                0.07%                0.42%

Period ended December 31, 2002

   Net Assets (in thousands)                         $ 13,389         $ 188,294              $ 1,968              $ 4,460
   Units Outstanding (in thousands)                     2,712            14,475                  254                  546
   Investment Income Ratio *                            0.00%             0.98%                0.00%                0.00%

Period ended December 31, 2001

   Net Assets (in thousands)                         $ 18,375         $ 286,114                  n/a                  n/a
   Units Outstanding (in thousands)                     2,595            17,425                  n/a                  n/a
   Investment Income Ratio *                            0.00%             0.88%                  n/a                  n/a

Period ended December 31, 2000

   Net Assets (in thousands)                         $ 18,055         $ 327,052                  n/a                  n/a
   Units Outstanding (in thousands)                     1,841            18,374                  n/a                  n/a
   Investment Income Ratio *                            0.00%             0.00%                  n/a                  n/a



                                                                  JNL/S&P
                                              JNL/S&P        Equity Aggressive
                                          Core Index 100          Growth
                                         Portfolio (c)(d)     Portfolio I (d)
                                        -------------------- ------------------
                                        -------------------- ------------------

PORTFOLIO DATA
Period ended December 31, 2004

   Net Assets (in thousands)                            $ -                $ -
   Units Outstanding (in thousands)                       -                  -
   Investment Income Ratio *                          0.51%              0.06%

Period ended December 31, 2003

   Net Assets (in thousands)                       $ 35,894           $ 49,337
   Units Outstanding (in thousands)                   3,463              4,712
   Investment Income Ratio *                          0.49%              0.00%

Period ended December 31, 2002

   Net Assets (in thousands)                       $ 14,172           $ 30,101
   Units Outstanding (in thousands)                   1,655              3,674
   Investment Income Ratio *                          0.00%              0.07%

Period ended December 31, 2001

   Net Assets (in thousands)                            n/a           $ 39,809
   Units Outstanding (in thousands)                     n/a              3,673
   Investment Income Ratio *                            n/a              2.89%

Period ended December 31, 2000

   Net Assets (in thousands)                            n/a           $ 39,094
   Units Outstanding (in thousands)                     n/a              3,067
   Investment Income Ratio *                            n/a              0.00%


* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a)  Inception date May 1, 2000.

(b)  Inception date October 29, 2001.

(c)  Inception date October 29, 2002.

(d)  For 2004, the period is from January 1, 2004 through acquisition October 1,
     2004. Unit values disclosed are as of October 1, 2004.


JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 8 - FINANCIAL HIGHLIGHTS (CONTINUED)

The  following  is a  summary  for each  period in the five  year  period  ended
December 31, 2004 of unit values, total returns and expense ratios for variable annuity contracts with the highest and lowest expense ratios in addition to certain other portfolio data.


                                                                     JNL/               JNL/
                                                JNL/S&P          S&P Managed      S&P Managed             JNL/
                                             Equity Growth        Aggressive        Conservative       S&P Managed
                                            Portfolio I (c)    Growth Portfolio    Portfolio (a)     Growth Portfolio
                                           ------------------  -----------------  -----------------  ----------------
                                           ------------------  -----------------  -----------------  ----------------

HIGHEST EXPENSE RATIO
Period ended December 31, 2004

   Unit Value                                     $ 9.091057        $ 10.821744        $ 10.276433       $ 10.983719
   Total Return *                                  -1.72%***           6.71%***          -0.01%***          4.36%***
   Ratio of Expenses **                                3.60%              3.75%              2.96%             3.80%
Period ended December 31, 2003

   Unit Value                                     $ 9.523169        $ 10.470370                n/a       $ 10.777273
   Total Return *                                  33.81%***           6.79%***                n/a          5.78%***
   Ratio of Expenses **                               2.745%              2.91%                n/a             2.91%

Period ended December 31, 2002

   Unit Value                                     $ 7.661773         $ 8.688297                n/a        $ 9.271417
   Total Return *                                 -20.01%***         -18.57%***                n/a        -13.79%***
   Ratio of Expenses **                                2.45%              2.45%                n/a             2.55%

Period ended December 31, 2001

   Unit Value                                     $ 9.819213        $ 10.098331                n/a       $ 10.149076
   Total Return *                                  -1.81%***           0.98%***                n/a          1.49%***
   Ratio of Expenses **                                1.60%              1.70%                n/a             1.70%

Period ended December 31, 2000

   Unit Value                                    $ 12.605045        $ 12.848558                n/a       $ 12.404623
   Total Return *                                    -15.25%            -10.63%                n/a            -5.67%
   Ratio of Expenses **                                1.40%              1.40%                n/a             1.40%




                                               JNL/                JNL/              JNL/S&P
                                            S&P Managed         S&P Managed      Very Aggressive       JNL/Salomon
                                             Moderate            Moderate            Growth        Brothers High Yield
                                           Portfolio (a)      Growth Portfolio   Portfolio I (c)    Bond Portfolio (b)
                                         ------------------  ------------------ ------------------ ---------------------
                                         ------------------  ------------------ ------------------ ---------------------

HIGHEST EXPENSE RATIO
Period ended December 31, 2004

   Unit Value                                  $ 10.465081         $ 10.760930        $ 10.219227           $ 11.593620
   Total Return *                                 1.24%***            9.35%***          -1.15%***              0.99%***
   Ratio of Expenses **                              2.96%               3.75%              2.91%                 3.16%
Period ended December 31, 2003

   Unit Value                                          n/a         $ 10.699272        $ 10.191803                   n/a
   Total Return *                                      n/a            3.75%***           4.90%***                   n/a
   Ratio of Expenses **                                n/a               2.91%              2.75%                   n/a

Period ended December 31, 2002

   Unit Value                                          n/a          $ 9.493182         $ 8.138055                   n/a
   Total Return *                                      n/a           -4.64%***        ,-16.71%***                   n/a
   Ratio of Expenses **                                n/a               2.60%              2.45%                   n/a

Period ended December 31, 2001

   Unit Value                                          n/a         $ 10.080578         $ 9.641175                   n/a
   Total Return *                                      n/a            0.81%***          -3.59%***                   n/a
   Ratio of Expenses **                                n/a               1.70%              1.60%                   n/a

Period ended December 31, 2000

   Unit Value                                          n/a         $ 11.848978        $ 13.278227                   n/a
   Total Return *                                      n/a              -2.99%            -18.31%                   n/a
   Ratio of Expenses **                                n/a               1.40%              1.40%                   n/a



                                                               JNL/Salomon
                                                                Brothers
                                            JNL/Salomon      U.S. Government
                                        Brothers Strategic      & Quality
                                          Bond Portfolio     Bond Portfolio
                                        -------------------- ----------------
                                        -------------------- ----------------

HIGHEST EXPENSE RATIO
Period ended December 31, 2004

   Unit Value                                   $ 14.997395      $ 12.424813
   Total Return *                                  4.61%***         1.62%***
   Ratio of Expenses **                               3.65%            3.75%
Period ended December 31, 2003

   Unit Value                                   $ 15.509757      $ 13.356628
   Total Return *                                  1.64%***         0.23%***
   Ratio of Expenses **                               2.91%            2.91%

Period ended December 31, 2002

   Unit Value                                   $ 14.453684      $ 13.758273
   Total Return *                                  2.72%***         6.88%***
   Ratio of Expenses **                               2.55%            2.75%

Period ended December 31, 2001

   Unit Value                                    $ 9.893917       $ 9.623038
   Total Return *                                 -1.06%***        -3.77%***
   Ratio of Expenses **                               1.70%            1.70%

Period ended December 31, 2000

   Unit Value                                   $ 13.733876      $ 12.670276
   Total Return *                                     5.69%            9.86%
   Ratio of Expenses **                               1.40%            1.40%


* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)  Inception date October 1, 2004.

(b)  Commencement of operations October 1, 2004.

(c)  For 2004, the period is from January 1, 2004 through acquisition October 1,
     2004. Unit values disclosed are as of October 1, 2004.

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 8 - FINANCIAL HIGHLIGHTS (CONTINUED)

The  following  is a  summary  for each  period in the five  year  period  ended
December 31, 2004 of unit values, total returns and expense ratios for variable annuity contracts with the highest and lowest expense ratios in addition to certain other portfolio data.


                                                                     JNL/               JNL/
                                                JNL/S&P        S&P Managed        S&P Managed             JNL/
                                             Equity Growth        Aggressive        Conservative       S&P Managed
                                            Portfolio I (c)    Growth Portfolio    Portfolio (a)     Growth Portfolio
                                           ------------------  -----------------  -----------------  ----------------
                                           ------------------  -----------------  -----------------  ----------------

LOWEST EXPENSE RATIO

Period ended December 31, 2004
    Unit Value                                   $ 10.653710        $ 13.025544        $ 10.322593       $ 12.862656
   Total Return *                                      2.12%             11.50%           0.07%***          1.09%***
   Ratio of Expenses **                                1.15%              1.00%              1.10%             1.10%

Period ended December 31, 2003

    Unit Value                                   $ 10.433033        $ 11.682366                n/a       $ 11.921777
   Total Return *                                     28.06%          10.39%***                n/a            20.34%
   Ratio of Expenses **                                1.15%              1.00%                n/a             1.15%

Period ended December 31, 2002

   Unit Value                                     $ 8.146720         $ 9.239838                n/a        $ 9.906787
   Total Return *                                 -18.69%***         -18.27%***                n/a         -9.76%***
   Ratio of Expenses **                                1.15%              1.15%                n/a             1.15%

Period ended December 31, 2001

   Unit Value                                    $ 10.650135        $ 11.328490                n/a       $ 11.333423
   Total Return *                                    -15.51%            -11.83%                n/a            -8.64%
   Ratio of Expenses **                                1.40%              1.40%                n/a             1.40%

Period ended December 31, 2000

   Unit Value                                    $ 12.605045        $ 12.848558                n/a       $ 12.404623
   Total Return *                                    -15.25%            -10.63%                n/a            -5.67%
   Ratio of Expenses **                                1.40%              1.40%                n/a             1.40%


                                                JNL/                JNL/              JNL/S&P
                                             S&P Managed         S&P Managed      Very Aggressive       JNL/Salomon
                                              Moderate            Moderate            Growth        Brothers High Yield
                                            Portfolio (a)      Growth Portfolio   Portfolio I (c)    Bond Portfolio (b)
                                          ------------------  ------------------ ------------------ ---------------------
                                          ------------------  ------------------ ------------------ ---------------------

LOWEST EXPENSE RATIO

Period ended December 31, 2004
    Unit Value                                  $ 13.130178         $ 10.512096        $ 11.459232           $ 13.446454
   Total Return *                                 10.14%***            1.11%***              2.55%              3.01%***
   Ratio of Expenses **                               1.15%               1.10%              1.15%                 1.00%

Period ended December 31, 2003

    Unit Value                                          n/a         $ 11.834861        $ 11.174580                   n/a
   Total Return *                                       n/a              16.40%             29.08%                   n/a
   Ratio of Expenses **                                 n/a               1.15%              1.15%                   n/a

Period ended December 31, 2002

   Unit Value                                           n/a         $ 10.167376         $ 8.656812                   n/a
   Total Return *                                       n/a           -7.60%***         -19.70%***                   n/a
   Ratio of Expenses **                                 n/a               1.15%              1.15%                   n/a

Period ended December 31, 2001

   Unit Value                                           n/a         $ 11.132321        $ 11.295588                   n/a
   Total Return *                                       n/a              -6.05%            -14.93%                   n/a
   Ratio of Expenses **                                 n/a               1.40%              1.40%                   n/a

Period ended December 31, 2000

   Unit Value                                           n/a         $ 11.848978        $ 13.278227                   n/a
   Total Return *                                       n/a              -2.99%            -18.31%                   n/a
   Ratio of Expenses **                                 n/a               1.40%              1.40%                   n/a



                                                                JNL/Salomon
                                                                 Brothers
                                             JNL/Salomon      U.S. Government
                                         Brothers Strategic      & Quality
                                           Bond Portfolio     Bond Portfolio
                                         -------------------- ----------------
                                         -------------------- ----------------

LOWEST EXPENSE RATIO

Period ended December 31, 2004
    Unit Value                                   $ 19.361240      $ 16.195599
   Total Return *                                      5.85%         3.04%***
   Ratio of Expenses **                                1.00%            1.00%

Period ended December 31, 2003

    Unit Value                                   $ 18.291417      $ 15.549216
   Total Return *                                   1.54%***            0.02%
   Ratio of Expenses **                                1.00%            1.15%

Period ended December 31, 2002

   Unit Value                                    $ 16.087669      $ 15.545949
   Total Return *                                   6.05%***         8.67%***
   Ratio of Expenses **                                1.15%            1.15%

Period ended December 31, 2001

   Unit Value                                    $ 14.464117      $ 13.369022
   Total Return *                                      5.32%            5.51%
   Ratio of Expenses **                                1.40%            1.40%

Period ended December 31, 2000

   Unit Value                                    $ 13.733876      $ 12.670276
   Total Return *                                      5.69%            9.86%
   Ratio of Expenses **                                1.40%            1.40%



* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)  Inception date October 1, 2004.

(b)  Commencement of operations October 1, 2004.

(c)  For 2004, the period is from January 1, 2004 through acquisition October 1,
     2004. Unit values disclosed are as of October 1, 2004.


JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 8 - FINANCIAL HIGHLIGHTS (CONTINUED)

The  following  is a  summary  for each  period in the five  year  period  ended
December 31, 2004 of unit values, total returns and expense ratios for variable annuity contracts with the highest and lowest expense ratios in addition to certain other portfolio data.


                                                                     JNL/               JNL/
                                                JNL/S&P        S&P Managed        S&P Managed             JNL/
                                             Equity Growth        Aggressive        Conservative       S&P Managed
                                            Portfolio I (c)    Growth Portfolio    Portfolio (a)     Growth Portfolio
                                           ------------------  -----------------  -----------------  ----------------
                                           ------------------  -----------------  -----------------  ----------------

PORTFOLIO DATA
Period ended December 31, 2004

   Net Assets (in thousands)                             $ -          $ 575,961           $ 11,968         $ 548,951
   Units Outstanding (in thousands)                        -             45,907              1,161            44,169
   Investment Income Ratio *                           0.11%              0.22%              0.00%             0.63%

Period ended December 31, 2003

   Net Assets (in thousands)                       $ 151,714          $ 154,226                n/a         $ 577,237
   Units Outstanding (in thousands)                   14,817             13,574                n/a            49,481
   Investment Income Ratio *                           0.01%              1.60%                n/a             2.30%

Period ended December 31, 2002

   Net Assets (in thousands)                        $ 99,366           $ 92,401                n/a         $ 316,689
   Units Outstanding (in thousands)                   12,359             10,140                n/a            32,471
   Investment Income Ratio *                           0.10%              1.12%                n/a             1.36%

Period ended December 31, 2001

   Net Assets (in thousands)                       $ 139,586          $ 103,211                n/a         $ 287,776
   Units Outstanding (in thousands)                   13,112              9,114                n/a            25,408
   Investment Income Ratio *                           2.44%              3.32%                n/a             3.15%

Period ended December 31, 2000

   Net Assets (in thousands)                       $ 131,645           $ 90,764                n/a         $ 217,899
   Units Outstanding (in thousands)                   10,444              7,064                n/a            17,566
   Investment Income Ratio *                           0.00%              0.00%                n/a             0.00%



                                                JNL/                JNL/              JNL/S&P
                                             S&P Managed         S&P Managed      Very Aggressive       JNL/Salomon
                                              Moderate            Moderate            Growth        Brothers High Yield
                                            Portfolio (a)      Growth Portfolio   Portfolio I (c)    Bond Portfolio (b)
                                          ------------------  ------------------ ------------------ ---------------------
                                          ------------------  ------------------ ------------------ ---------------------

PORTFOLIO DATA
Period ended December 31, 2004

   Net Assets (in thousands)                      $ 886,560            $ 17,714                $ -             $ 235,740
   Units Outstanding (in thousands)                  69,610               1,688                  -                20,283
   Investment Income Ratio *                          0.00%               1.12%              0.02%                 0.36%

Period ended December 31, 2003

   Net Assets (in thousands)                            n/a           $ 382,577           $ 58,353                   n/a
   Units Outstanding (in thousands)                     n/a              33,042              5,317                   n/a
   Investment Income Ratio *                            n/a               2.96%              0.00%                   n/a

Period ended December 31, 2002

   Net Assets (in thousands)                            n/a           $ 217,581           $ 41,053                   n/a
   Units Outstanding (in thousands)                     n/a              21,723              4,804                   n/a
   Investment Income Ratio *                            n/a               1.90%              0.07%                   n/a

Period ended December 31, 2001

   Net Assets (in thousands)                            n/a           $ 181,163           $ 56,800                   n/a
   Units Outstanding (in thousands)                     n/a              16,281              5,032                   n/a
   Investment Income Ratio *                            n/a               3.49%              2.59%                   n/a

Period ended December 31, 2000

   Net Assets (in thousands)                            n/a           $ 136,839           $ 56,823                   n/a
   Units Outstanding (in thousands)                     n/a              11,549              4,279                   n/a
   Investment Income Ratio *                            n/a               0.00%              0.00%                   n/a



                                                              JNL/Salomon
                                                               Brothers
                                           JNL/Salomon      U.S. Government
                                       Brothers Strategic      & Quality
                                         Bond Portfolio     Bond Portfolio
                                       -------------------- ----------------
                                       -------------------- ----------------

PORTFOLIO DATA
Period ended December 31, 2004

   Net Assets (in thousands)                     $ 127,610        $ 166,536
   Units Outstanding (in thousands)                  7,004           11,036
   Investment Income Ratio *                         4.77%            4.24%

Period ended December 31, 2003

   Net Assets (in thousands)                     $ 101,676        $ 189,567
   Units Outstanding (in thousands)                  5,867           12,875
   Investment Income Ratio *                         5.09%            2.83%

Period ended December 31, 2002

   Net Assets (in thousands)                      $ 65,310        $ 254,324
   Units Outstanding (in thousands)                  4,226           17,287
   Investment Income Ratio *                         6.09%            4.30%

Period ended December 31, 2001

   Net Assets (in thousands)                      $ 58,712        $ 169,920
   Units Outstanding (in thousands)                  4,062           12,725
   Investment Income Ratio *                         5.90%            5.10%

Period ended December 31, 2000

   Net Assets (in thousands)                      $ 56,542        $ 104,633
   Units Outstanding (in thousands)                  4,117            8,258
   Investment Income Ratio *                         0.00%            0.00%



* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a)  Inception date October 1, 2004.

(b)  Commencement of operations October 1, 2004.

(c)  For 2004, the period is from January 1, 2004 through acquisition October 1,
     2004. Unit values disclosed are as of October 1, 2004.


JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 8 - FINANCIAL HIGHLIGHTS (CONTINUED)

The  following  is a  summary  for each  period in the five  year  period  ended
December 31, 2004 of unit values, total returns and expense ratios for variable annuity contracts with the highest and lowest expense ratios in addition to certain other portfolio data.

                                              JNL/                 JNL/             JNL/Select             JNL/
                                         Select Balanced       Select Global         Large Cap         Select Money
                                          Portfolio (a)      Growth Portfolio    Growth Portfolio    Market Portfolio
                                        ------------------  -------------------  ------------------ -------------------
                                        ------------------  -------------------  ------------------ -------------------

HIGHEST EXPENSE RATIO
Period ended December 31, 2004

   Unit Value                                 $ 18.272679          $ 18.310425         $ 21.933995          $ 9.754873
   Total Return *                                4.59%***             8.68%***            6.28%***           -1.26%***
   Ratio of Expenses **                             3.80%                3.86%               3.21%               3.75%
Period ended December 31, 2003

   Unit Value                                 $ 18.487002          $ 17.266421         $ 20.815659         $ 10.908857
   Total Return *                                5.34%***               22.25%            4.49%***           -0.88%***
   Ratio of Expenses **                             2.91%                1.40%               2.91%               2.80%

Period ended December 31, 2002

   Unit Value                                 $ 15.848370          $ 14.124415         $ 16.386595         $ 11.380553
   Total Return *                               -7.73%***              -28.13%           -1.72%***           -1.06%***
   Ratio of Expenses **                             2.75%                1.40%               2.45%               2.55%

Period ended December 31, 2001

   Unit Value                                 $ 10.179363          $ 19.652291         $ 10.223520          $ 9.996379
   Total Return *                                1.79%***              -24.58%            2.24%***           -0.04%***
   Ratio of Expenses **                             1.70%                1.40%               1.70%               1.70%

Period ended December 31, 2000

   Unit Value                                 $ 15.050615          $ 26.055594         $ 30.827345         $ 11.981511
   Total Return *                                   6.75%              -19.41%             -22.04%               4.39%
   Ratio of Expenses **                             1.40%                1.40%               1.40%               1.40%



                                              JNL/            JNL/T. Rowe        JNL/T. Rowe           JNL/
                                          Select Value      Price Established   Price Mid-Cap      T. Rowe Price
                                         Portfolio (b)      Growth Portfolio   Growth Portfolio  Value Portfolio (a)
                                       -------------------  -----------------  ----------------- ------------------
                                       -------------------  -----------------  ----------------- ------------------

HIGHEST EXPENSE RATIO
Period ended December 31, 2004

   Unit Value                                 $ 15.614300        $ 20.840862        $ 26.410043        $ 11.900897
   Total Return *                                8.43%***           5.44%***          10.12%***          11.32%***
   Ratio of Expenses **                             3.70%              3.61%              3.86%              3.65%
Period ended December 31, 2003

   Unit Value                                 $ 14.258310        $ 20.889648        $ 25.244956        $ 11.008011
   Total Return *                                7.99%***           5.19%***           7.37%***           9.70%***
   Ratio of Expenses **                            2.910%              2.91%              2.91%              2.91%

Period ended December 31, 2002

   Unit Value                                 $ 10.912224        $ 16.941095        $ 19.275087         $ 8.815018
   Total Return *                               -2.83%***         -20.46%***          -6.04%***         -20.33%***
   Ratio of Expenses **                            2.095%              2.55%              2.55%              2.55%

Period ended December 31, 2001

   Unit Value                                         n/a        $ 10.122554        $ 10.674784        $ 10.223967
   Total Return *                                     n/a           1.23%***           6.75%***           2.24%***
   Ratio of Expenses **                               n/a              1.70%              1.70%              1.70%

Period ended December 31, 2000

   Unit Value                                         n/a        $ 23.773963        $ 22.723490        $ 11.285351
   Total Return *                                     n/a             -1.71%              5.68%          12.85%***
   Ratio of Expenses **                               n/a              1.40%              1.40%              1.40%


* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)  Inception date May 1, 2000.

(b)  Inception date September 30, 2002.

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 8 - FINANCIAL HIGHLIGHTS (CONTINUED)

The  following  is a  summary  for each  period in the five  year  period  ended
December 31, 2004 of unit values, total returns and expense ratios for variable annuity contracts with the highest and lowest expense ratios in addition to certain other portfolio data.


                                              JNL/                 JNL/             JNL/Select             JNL/
                                         Select Balanced       Select Global         Large Cap         Select Money
                                          Portfolio (a)      Growth Portfolio    Growth Portfolio    Market Portfolio
                                        ------------------  -------------------  ------------------ -------------------
                                        ------------------  -------------------  ------------------ -------------------

LOWEST EXPENSE RATIO

Period ended December 31, 2004
    Unit Value                                $ 23.932714          $ 23.778364         $ 27.141128         $ 12.715315
   Total Return *                                7.81%***            10.40%***              10.56%           -0.02%***
   Ratio of Expenses **                             1.00%                1.15%               1.00%               1.00%

Period ended December 31, 2003

    Unit Value                                $ 21.521726          $ 17.266421         $ 24.548717         $ 12.568907
   Total Return *                                  20.18%               22.25%           12.73%***              -0.69%
   Ratio of Expenses **                             1.15%                1.40%               1.00%               1.15%

Period ended December 31, 2002

   Unit Value                                 $ 17.907821          $ 14.124415         $ 18.096612         $ 12.655683
   Total Return *                               -3.89%***              -28.13%          -26.42%***           -0.09%***
   Ratio of Expenses **                             1.15%                1.40%               1.15%               1.15%

Period ended December 31, 2001

   Unit Value                                 $ 16.406881          $ 19.652291         $ 21.212177         $ 12.219546
   Total Return *                                   9.01%              -24.58%             -31.19%               1.99%
   Ratio of Expenses **                             1.40%                1.40%               1.40%               1.40%

Period ended December 31, 2000

   Unit Value                                 $ 15.050615          $ 26.055594         $ 30.827345         $ 11.981511
   Total Return *                                   6.75%              -19.41%             -22.04%               4.39%
   Ratio of Expenses **                             1.40%                1.40%               1.40%               1.40%


                                              JNL/            JNL/T. Rowe        JNL/T. Rowe           JNL/
                                          Select Value      Price Established   Price Mid-Cap      T. Rowe Price
                                         Portfolio (b)      Growth Portfolio   Growth Portfolio  Value Portfolio (a)
                                       -------------------  -----------------  ----------------- ------------------
                                       -------------------  -----------------  ----------------- ------------------

LOWEST EXPENSE RATIO

Period ended December 31, 2004
    Unit Value                                $ 16.594003        $ 26.801645        $ 34.792013        $ 13.468747
   Total Return *                                  13.63%              8.79%             16.86%           9.56%***
   Ratio of Expenses **                             1.00%              1.00%              1.00%              1.00%

Period ended December 31, 2003

    Unit Value                                $ 14.603376        $ 24.635871        $ 29.772297        $ 11.742703
   Total Return *                               15.25%***          10.21%***          33.73%***             28.38%
   Ratio of Expenses **                             1.00%              1.00%              1.00%              1.15%

Period ended December 31, 2002

   Unit Value                                 $ 10.938551        $ 18.843575        $ 21.449599         $ 9.146925
   Total Return *                                0.19%***         -20.88%***         -19.76%***         -16.73%***
   Ratio of Expenses **                             1.15%              1.15%              1.15%              1.15%

Period ended December 31, 2001

   Unit Value                                         n/a        $ 21.041413        $ 22.072337        $ 11.213585
   Total Return *                                     n/a            -11.49%             -2.87%             -0.64%
   Ratio of Expenses **                               n/a              1.40%              1.40%              1.40%

Period ended December 31, 2000

   Unit Value                                         n/a        $ 23.773963        $ 22.723490        $ 11.285351
   Total Return *                                     n/a             -1.71%              5.68%          12.85%***
   Ratio of Expenses **                               n/a              1.40%              1.40%              1.40%



* Total return for period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.

** Annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

*** Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)  Inception date May 1, 2000.

(b)  Inception date September 30, 2002.


JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 8 - FINANCIAL HIGHLIGHTS (CONTINUED)

The  following  is a  summary  for each  period in the five  year  period  ended
December 31, 2004 of unit values, total returns and expense ratios for variable annuity contracts with the highest and lowest expense ratios in addition to certain other portfolio data.


                                              JNL/                 JNL/             JNL/Select             JNL/
                                         Select Balanced       Select Global         Large Cap         Select Money
                                          Portfolio (a)      Growth Portfolio    Growth Portfolio    Market Portfolio
                                        ------------------  -------------------  ------------------ -------------------
                                        ------------------  -------------------  ------------------ -------------------

PORTFOLIO DATA
Period ended December 31, 2004

   Net Assets (in thousands)                    $ 347,227            $ 142,752           $ 204,976            $ 95,569
   Units Outstanding (in thousands)                16,217                7,517               9,239               8,010
   Investment Income Ratio *                        0.11%                0.00%               0.00%               0.78%

Period ended December 31, 2003

   Net Assets (in thousands)                    $ 272,427            $ 162,665           $ 201,383            $ 98,925
   Units Outstanding (in thousands)                14,061                9,421              10,130               8,213
   Investment Income Ratio *                        2.30%                0.00%               0.00%               0.47%

Period ended December 31, 2002

   Net Assets (in thousands)                    $ 198,403            $ 174,428           $ 168,571           $ 125,159
   Units Outstanding (in thousands)                12,448               12,349              11,456              10,296
   Investment Income Ratio *                        2.94%                0.69%               0.00%               1.06%

Period ended December 31, 2001

   Net Assets (in thousands)                    $ 196,863            $ 330,638           $ 334,493           $ 142,100
   Units Outstanding (in thousands)                12,007               16,824              15,788              11,642
   Investment Income Ratio *                        3.37%                1.46%               0.05%               3.28%

Period ended December 31, 2000

   Net Assets (in thousands)                    $ 150,992            $ 527,597           $ 541,957           $ 102,033
   Units Outstanding (in thousands)                10,032               20,249              17,580               8,517
   Investment Income Ratio *                        0.00%                0.00%               0.00%               0.00%



                                               JNL/            JNL/T. Rowe        JNL/T. Rowe           JNL/
                                           Select Value      Price Established   Price Mid-Cap      T. Rowe Price
                                          Portfolio (b)      Growth Portfolio   Growth Portfolio  Value Portfolio (a)
                                        -------------------  -----------------  ----------------- ------------------
                                        -------------------  -----------------  ----------------- ------------------

PORTFOLIO DATA
Period ended December 31, 2004

   Net Assets (in thousands)                      $ 58,415          $ 323,719          $ 357,292          $ 240,614
   Units Outstanding (in thousands)                  3,567             14,111             12,521             18,259
   Investment Income Ratio *                         0.48%              0.39%              0.00%              0.73%

Period ended December 31, 2003

   Net Assets (in thousands)                      $ 23,073          $ 295,390          $ 297,243          $ 158,100
   Units Outstanding (in thousands)                  1,590             14,145             12,385             13,554
   Investment Income Ratio *                         0.52%              0.03%              0.00%              0.76%

Period ended December 31, 2002

   Net Assets (in thousands)                           526            214,065          $ 196,824           $ 85,131
   Units Outstanding (in thousands)                     48             13,419             11,531              9,300
   Investment Income Ratio *                         0.00%              0.10%              0.00%              0.01%

Period ended December 31, 2001

   Net Assets (in thousands)                           n/a          $ 335,281          $ 306,109           $ 82,424
   Units Outstanding (in thousands)                    n/a             15,959             13,896              7,359
   Investment Income Ratio *                           n/a              0.00%              0.00%              1.09%

Period ended December 31, 2000

   Net Assets (in thousands)                           n/a             396691          $ 343,271           $ 15,567
   Units Outstanding (in thousands)                    n/a              16686             15,106              1,379
   Investment Income Ratio *                           n/a              0.00%              0.00%              0.00%



* These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

(a)  Inception date May 1, 2000.

(b)  Inception date September 30, 2002.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



The Board of Directors of Jackson National Life Insurance Company and Contract Owners of Jackson National Separate Account - I:

We have audited the accompanying statements of assets and liabilities of each of the sub-accounts listed in Note 1 of Jackson National Separate Account - I (Separate Account) as of December 31, 2004, and the related statements of operations, changes in net assets and financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned at December 31, 2004 by correspondence with the transfer agent of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the sub-accounts of Jackson National Separate Account - I as of December 31, 2004, and the results of its operations, changes in net assets and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.



Chicago, Illinois
February 25, 2005

                     JACKSON NATIONAL LIFE INSURANCE COMPANY

                                AND SUBSIDIARIES



                               [GRAPHIC OMITTED]














                        CONSOLIDATED FINANCIAL STATEMENTS


                                DECEMBER 31, 2004




JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 2004

------------------------------------------------------------------

Report of Independent Registered Public Accounting Firm                                         1



Consolidated Balance Sheets                                                                     2



Consolidated Income Statements                                                                  3



Consolidated Statements of Stockholder's Equity and Comprehensive Income                        4



Consolidated Statements of Cash Flows                                                           5



Notes to Consolidated Financial Statements                                                      6



             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



To the Board of Directors and Stockholder of Jackson National Life Insurance Company


We have audited the accompanying consolidated balance sheets of Jackson National Life Insurance Company and Subsidiaries as of December 31, 2004 and 2003, and the related consolidated statements of income, stockholder's equity and comprehensive income, and cash flows for each of the years in the three-year period ended December 31, 2004. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining on a test basis evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Jackson National Life Insurance Company and Subsidiaries as of December 31, 2004 and 2003, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2004 in conformity with U.S. generally accepted accounting principles.

As discussed more fully in note 2 to the consolidated financial statements, effective January 1, 2004, Jackson National Life Insurance Company adopted the Accounting Standards Executive Committee of the American Institute of Certified Public Accountant's Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts."



/s/ KPMG LLP


Chicago, Illinois
February 18, 2005


CONSOLIDATED BALANCE SHEETS
(IN THOUSANDS, EXCEPT PER SHARE INFORMATION)

-------------------------------------------------------------------------------------------------------------------------------
                                                                                           DECEMBER 31,
ASSETS                                                                             2004                 2003
                                                                             ------------------   ------------------
                                                                             ------------------   ------------------
Investments:
Cash and short-term investments                                                    $ 1,420,426          $ 1,230,682
Investments available for sale, at fair value:
Fixed maturities (amortized cost: 2004, $37,306,634; 2003, $35,993,066)             39,213,516           38,170,524
Equities (cost: 2004, $108,859; 2003, $264,263)                                        124,036              241,203
Trading securities, at fair value                                                      124,598                    -
Mortgage loans                                                                       4,633,010            4,325,814
Policy loans                                                                           717,503              717,047
Other invested assets                                                                1,634,097            1,911,642
                                                                             ------------------   ------------------
                                                                             ------------------   ------------------
Total investments                                                                   47,867,186           46,596,912

Accrued investment income                                                              523,974              494,233
Deferred acquisition costs                                                           1,933,901            1,706,511
Deferred sales inducements                                                             161,589              129,822
Reinsurance recoverable                                                                640,757              578,424
Deferred income taxes                                                                        -               18,686
Value of acquired insurance                                                             45,768               66,650
Income taxes receivable from Parent                                                     28,110                8,625
Other assets                                                                            58,057              121,409
Assets of discontinued operations                                                            -            1,810,189
Separate account assets                                                             10,352,915            7,047,522
                                                                             ------------------   ------------------
                                                                             ------------------   ------------------
Total assets                                                                      $ 61,612,257         $ 58,578,983
                                                                             ==================   ==================
                                                                             ==================   ==================

LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES
Policy reserves and liabilities:
Reserves for future policy benefits and claims payable                             $ 1,311,174          $ 1,191,969
Deposits on investment contracts                                                    34,146,356           32,895,440
Guaranteed investment contracts                                                      1,896,284            1,837,104
Trust instruments supported by funding agreements                                    5,884,484            6,263,726
Notes payable                                                                          503,891              522,396
Securities lending payable                                                             856,163              921,839
Deferred income taxes                                                                  166,938                    -
Other liabilities                                                                    1,611,224            1,797,114
Liabilities of discontinued operations                                                       -            1,601,120
Separate account liabilities                                                        10,352,915            7,047,522
                                                                             ------------------   ------------------
                                                                             ------------------   ------------------
Total liabilities                                                                   56,729,429           54,078,230
                                                                             ------------------   ------------------
                                                                             ------------------   ------------------

Minority interest                                                                       10,037               98,505
                                                                             ------------------   ------------------
                                                                             ------------------   ------------------

STOCKHOLDER'S EQUITY
Common stock, $1.15 par value; authorized 50,000 shares;
issued and outstanding 12,000 shares                                                    13,800               13,800
Additional paid-in capital                                                           2,562,214            2,533,535
Accumulated other comprehensive income, net of
tax of $401,327 in 2004 and $438,701 in 2003                                           745,430              814,102
Retained earnings                                                                    1,551,347            1,040,811
                                                                             ------------------   ------------------
                                                                             ------------------   ------------------
Total stockholder's equity                                                           4,872,791            4,402,248
                                                                             ------------------   ------------------
                                                                             ------------------   ------------------
Total liabilities and stockholder's equity                                        $ 61,612,257         $ 58,578,983
                                                                             ==================   ==================
                                                                             ==================   ==================


                See accompanying notes to financial statements.


CONSOLIDATED INCOME STATEMENTS
(IN THOUSANDS)

-------------------------------------------------------------------------------------------------------------------------------
                                                                                  YEARS ENDED DECEMBER 31,
                                                                        2004               2003               2002
                                                                   ----------------   ----------------   ----------------
                                                                   ----------------   ----------------   ----------------
REVENUES
Premiums                                                                 $ 162,342          $ 173,411          $ 152,694

Net investment income                                                    2,689,945          2,623,515          2,554,053

Net realized gains (losses) on investments                                 138,656            (60,966)          (478,637)

Risk management activity                                                    90,814           (127,949)          (476,533)

Fee income                                                                 387,386            330,552            293,114

Other income                                                                84,451             31,725             36,710

                                                                   ----------------   ----------------   ----------------
                                                                   ----------------   ----------------   ----------------
Total revenues                                                           3,553,594          2,970,288          2,081,401
                                                                   ----------------   ----------------   ----------------
                                                                   ----------------   ----------------   ----------------

BENEFITS AND EXPENSES
Death and other policy benefits                                            379,175            393,794            348,765
Interest credited on deposit liabilities                                 1,364,803          1,575,254          1,589,508
Interest expense on trust instruments supported
by funding agreements                                                      143,317            131,792            144,619
Interest expense on notes and reverse repurchase agreements                 42,376             35,919             51,509
Increase (decrease) in reserves, net of reinsurance                         19,340              4,534            (34,457)
Commissions                                                                483,005            423,446            427,882
General and administrative expenses                                        290,863            258,650            245,929
Deferral of policy acquisition costs                                      (507,660)          (462,032)          (477,248)
Deferral of sales inducements                                              (86,430)           (98,480)           (78,872)
Amortization of acquisition costs:
Attributable to operations                                                 419,048            242,608            355,241
Attributable to risk management activity                                     4,674            (59,809)            (1,355)
Attributable to net realized gains (losses) on investments                  12,208             (1,852)           (40,152)
Amortization of deferred sales inducements:
Attributable to operations                                                  38,039             19,192             10,131
Attributable to risk management activity                                     9,087              8,570              3,102
Attributable to net realized gains (losses) on investments                   2,902               (254)            (3,063)
Amortization of acquired insurance                                          20,882             19,647             18,479
                                                                   ----------------   ----------------   ----------------
                                                                   ----------------   ----------------   ----------------
Total benefits and expenses                                              2,635,629          2,490,979          2,560,018
                                                                   ----------------   ----------------   ----------------
                                                                   ----------------   ----------------   ----------------
Pretax income (loss) from continuing operations before
minority interest                                                          917,965            479,309           (478,617)
Minority interest                                                          (49,041)           (14,628)            21,539
                                                                   ----------------   ----------------   ----------------
                                                                   ----------------   ----------------   ----------------
Pretax income (loss) from continuing operations                            868,924            464,681           (457,078)
Federal income tax expense (benefit)                                       304,076            164,994           (159,246)
                                                                   ----------------   ----------------   ----------------
                                                                   ----------------   ----------------   ----------------
Income (loss) from continuing operations before discontinued
operations and cumulative effect of change in accounting principle         564,848            299,687           (297,832)
Income from discontinued operations, net of tax                             56,776             23,729             20,446
                                                                   ----------------   ----------------   ----------------
                                                                   ----------------   ----------------   ----------------
Income (loss) before cumulative effect of change
in accounting principle                                                    621,624            323,416           (277,386)
Cumulative effect of change in accounting principle                          8,912                  -                  -
                                                                   ----------------   ----------------   ----------------
                                                                   ----------------   ----------------   ----------------
NET INCOME (LOSS)                                                        $ 630,536          $ 323,416         $ (277,386)
                                                                   ================   ================   ================
                                                                   ================   ================   ================

Pro forma net income (loss) assuming the change in
accounting principle is applied retroactively                            $ 621,624          $ 322,302         $ (276,611)
                                                                   ================   ================   ================
                                                                   ================   ================   ================



                See accompanying notes to financial statements.




CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY AND COMPREHENSIVE INCOME
(IN THOUSANDS)

-------------------------------------------------------------------------------------------------------------------------------
                                                                     YEARS ENDED DECEMBER 31,
                                                           2004              2003               2002
                                                      ----------------  ----------------   ----------------
                                                      ----------------  ----------------   ----------------

Common stock, beginning and end of year                      $ 13,800          $ 13,800           $ 13,800
                                                      ----------------  ----------------   ----------------
                                                      ----------------  ----------------   ----------------

ADDITIONAL PAID-IN-CAPITAL
Beginning of year                                           2,533,535         2,484,228          1,869,780
Capital contributions                                          28,679            49,307            614,448
                                                      ----------------  ----------------   ----------------
                                                      ----------------  ----------------   ----------------
End of year                                                 2,562,214         2,533,535          2,484,228
                                                      ----------------  ----------------   ----------------
                                                      ----------------  ----------------   ----------------

ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
Beginning of year                                             814,102           449,382            (13,077)
Net unrealized investment gains (losses), net of
reclassification adjustment and net of
tax of $(37,374) in 2004; $196,128 in 2003
and $249,302 in 2002                                          (68,672)          364,720            462,459
                                                      ----------------  ----------------   ----------------
                                                      ----------------  ----------------   ----------------
End of year                                                   745,430           814,102            449,382
                                                      ----------------  ----------------   ----------------
                                                      ----------------  ----------------   ----------------

RETAINED EARNINGS
Beginning of year                                           1,040,811           802,595          1,221,981
Net income (loss)                                             630,536           323,416           (277,386)
Dividends paid to stockholder                                (120,000)          (85,200)          (142,000)
                                                      ----------------  ----------------   ----------------
                                                      ----------------  ----------------   ----------------
End of year                                                 1,551,347         1,040,811            802,595
                                                      ----------------  ----------------   ----------------
                                                      ----------------  ----------------   ----------------


TOTAL STOCKHOLDER'S EQUITY                                $ 4,872,791       $ 4,402,248        $ 3,750,005
                                                      ================  ================   ================
                                                      ================  ================   ================



                                                                     YEARS ENDED DECEMBER 31,
                                                           2004              2003               2002
                                                      ----------------  ----------------   ----------------
                                                      ----------------  ----------------   ----------------

Net income (loss)                                           $ 630,536         $ 323,416         $ (277,386)
Net unrealized holding gains (losses) arising during
the period, net of tax of $(11,016) in 2004; $154,863
in 2003 and $220,241 in 2002                                  (19,721)          288,084            408,489
Reclassification adjustment for gains (losses) included in
net income, net of tax of $(26,358) in 2004; $41,265
in 2003 and $29,061 in 2002                                   (48,951)           76,636             53,970
                                                      ----------------  ----------------   ----------------
                                                      ----------------  ----------------   ----------------
COMPREHENSIVE INCOME                                        $ 561,864         $ 688,136          $ 185,073
                                                      ================  ================   ================
                                                      ================  ================   ================


                See accompanying notes to financial statements.


CONSOLIDATED STATEMENTS OF CASH FLOWS
(IN THOUSANDS)

-------------------------------------------------------------------------------------------------------------------------------
                                                                               YEARS ENDED DECEMBER 31,
                                                                     2004               2003               2002
                                                                ----------------   ----------------   ----------------
                                                                ----------------   ----------------   ----------------
Cash flows from operating activities:
Net income (loss)                                                     $ 630,536          $ 323,416         $ (277,386)
Less income from discontinued operations                                 56,776             23,729             20,446

Adjustments to reconcile income (loss) from continuing operations to net cash provided by operating activities:
Net realized (gains) losses on investments                             (138,656)            60,966            478,637
Unrealized gains on trading portfolio                                    (8,360)                 -                  -
Risk management activity                                                (90,814)           127,949            476,533
Interest credited on deposit liabilities                              1,364,803          1,575,254          1,589,508
Interest expense on trust instruments supported
by funding agreements                                                   143,317            131,792            144,619
Other charges                                                          (216,383)          (226,156)          (205,450)
Amortization of discount and premium on investments                      34,514            103,604            (27,358)
Deferred income tax provision                                           216,880             57,681           (284,448)
Change in:
Accrued investment income                                               (29,741)           (17,061)           (47,193)
Deferred sales inducements and acquisition costs                       (124,385)          (352,056)          (232,216)
Trading portfolio activity, net                                         (15,726)                 -                  -
Value of acquired insurance                                              20,882             19,647             18,479
Income taxes (receivable) payable to Parent                             (19,485)           (64,717)           182,410
Other assets and liabilities, net                                       370,851            168,317            138,473
Net cash provided by operating activities of
discontinued operations                                                  28,671             55,454             45,408
                                                                ----------------   ----------------   ----------------
                                                                ----------------   ----------------   ----------------
NET CASH PROVIDED BY OPERATING ACTIVITIES                             2,110,128          1,940,361          1,979,570
                                                                ----------------   ----------------   ----------------
                                                                ----------------   ----------------   ----------------

CASH FLOWS FROM INVESTING ACTIVITIES:
Sales of fixed maturities and equities available for sale             3,536,656         11,870,808          6,710,022
Principal repayments, maturities, calls and redemptions:
Fixed maturities available for sale                                   2,836,775          4,184,613          4,939,946
Mortgage loans                                                          804,356                 69            482,060
Purchases of:
Fixed maturities and equities available for sale                     (7,551,922)       (18,565,653)       (14,034,703)
Mortgage loans                                                       (1,111,534)        (1,008,846)          (620,042)
Other investing activities                                             (256,443)        (1,853,397)           571,866
Proceeds from sale of discontinued operations                           260,051                  -                  -
Net cash provided by (used in) investing activities of
discontinued operations                                                 376,480           (178,856)          (250,044)
                                                                ----------------   ----------------   ----------------
                                                                ----------------   ----------------   ----------------
NET CASH USED IN INVESTING ACTIVITIES                                (1,105,581)        (5,551,262)        (2,200,895)
                                                                ----------------   ----------------   ----------------
                                                                ----------------   ----------------   ----------------

CASH FLOWS FROM FINANCING ACTIVITIES:
Policyholders' account balances:
Deposits                                                              8,300,160          6,783,741          8,789,168
Withdrawals                                                          (6,180,543)        (5,377,602)        (5,699,339)
Net transfers to separate accounts                                   (2,394,722)        (1,523,759)          (295,315)
Proceeds from notes                                                      26,264             23,485             44,124
Payments on notes                                                       (44,784)          (220,220)          (227,463)
Payment of cash dividends to Parent                                    (120,000)           (85,200)          (142,000)
Capital contribution                                                          -             20,000            590,000
Net cash provided by (used in) financing activities of
discontinued operations                                                (426,055)           124,615            207,455
                                                                ----------------   ----------------   ----------------
                                                                ----------------   ----------------   ----------------
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES                    (839,680)          (254,940)         3,266,630
                                                                ----------------   ----------------   ----------------
                                                                ----------------   ----------------   ----------------

NET INCREASE (DECREASE) IN CASH AND SHORT-TERM INVESTMENTS              164,867         (3,865,841)         3,045,305

CASH AND SHORT-TERM INVESTMENTS, BEGINNING OF YEAR                    1,255,559          5,121,400          2,076,095

TOTAL CASH AND SHORT-TERM INVESTMENTS, END OF PERIOD                  1,420,426          1,255,559          5,121,400
LESS CASH AND SHORT-TERM INVESTMENTS FROM DISCONTINUED OPERATIONS             -            (24,877)           (23,664)
                                                                ----------------   ----------------   ----------------
                                                                ----------------   ----------------   ----------------
NET CASH AND SHORT-TERM INVESTMENTS, END OF PERIOD                  $ 1,420,426        $ 1,230,682        $ 5,097,736
                                                                ================   ================   ================
                                                                ================   ================   ================


                See accompanying notes to financial statements.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2004

--------------------------------------------------------------------------------

1.   NATURE OF OPERATIONS

     Jackson National Life Insurance Company (the "Company" or "JNL") is wholly owned by Brooke Life Insurance Company ("Brooke Life" or the "Parent") which is ultimately a wholly owned subsidiary of Prudential plc
     ("Prudential"), London, England. JNL, together with its New York life insurance subsidiary, is licensed to sell group and individual annuity products (including immediate, index-linked and deferred fixed annuities and variable annuities), guaranteed investment contracts ("GICs") and individual life insurance products, including variable universal life, in all 50 states and the District of Columbia.

     The  consolidated   financial   statements  include  the  accounts  of  the
     following:

     o Life insurers: JNL and its wholly owned subsidiaries Jackson National Life Insurance Company of New York and Jackson National Life (Bermuda) LTD;

     o Wholly owned broker-dealer, investment management and investment advisor subsidiaries: Jackson National Life Distributors, Inc, Jackson National Asset Management, LLC and Curian Capital, LLC;

     o PPM America Special Investments Fund, L.P. ("SIF I") and PPM America Special Investments CBO II, L.P. ("CBO II"), (collectively, "PPMA Funds"). JNL has effective managerial control of the PPMA Funds. JNL owns 72.0% interest in SIF I and 15.1% interest in CBO II. The minority interest reflected in the accompanying consolidated financial statements reflects the interests of other parties in the PPMA Funds.

     o Tuscany CDO, Limited ("Tuscany"), a variable interest entity created in 2001 to securitize certain fixed maturities owned by JNL. JNL is the primary beneficiary of Tuscany.

     o Other partnerships, limited liability companies and variable interest entities in which JNL has a controlling interest or is deemed the primary beneficiary.

     o    The   discontinued   operations  of  Jackson  Federal  Bank  ("Jackson
          Federal") through October 28, 2004. See note 3 for additional information.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     BASIS OF PRESENTATION
     The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles ("GAAP"). All significant intercompany accounts and transactions have been eliminated in consolidation. Certain prior year amounts have been reclassified to conform with the current year presentation with no impact on stockholder's equity or net income (loss).

     The preparation of the financial statements in conformity with GAAP requires the use of estimates and assumptions that affect the amounts reported in the financial statements and the accompanying notes. Actual results may differ from those estimates. Significant estimates or assumptions, as further discussed in the notes, include: 1) valuation of investments, including fair values of securities without readily ascertainable market values and the determination of when an unrealized loss is other than temporary; 2) assessments as to whether certain entities are variable interest entities and which party, if any, should consolidate the entity; 3) assumptions impacting future gross profits, including lapse and mortality rates, expenses, investment returns and policy crediting rates, used in the calculation of amortization of deferred acquisition costs and deferred sales inducements; 4) assumptions used in calculating policy reserves and liabilities, including lapse and mortality rates, expenses and investment returns; 5) assumptions as to future earnings levels being sufficient to realize deferred tax benefits; and 6) estimates related to recoverability of acquired insurance in force, establishment of loan loss reserves, liabilities for lawsuits and establishment of the liability for state guaranty fund assessments.

     CHANGES IN ACCOUNTING PRINCIPLES
     In March 2004, the Emerging Issues Task Force ("EITF") reached a consensus on Issue No. 03-01, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" ("EITF 03-1"). EITF 03-1 provides more specific guidance on how to determine when an investment is considered impaired, whether the impairment is other than temporary, and how to measure an impairment loss. On September 30, 2004, the Financial Accounting Standards Board ("FASB") issued FASB Staff Position EITF Issue 03-1-1, "Effective Date of Paragraphs 10-20 of EITF Issue No. 03-01, `The Meaning of Other-Than Temporary Impairment and Its Application to Certain Investments'" delaying the effective date of paragraphs 10-20 of EITF 03-1 until the FASB has resolved certain implementation issues. JNL adopted the disclosure requirements of EITF 03-1 for the year ended December 31, 2004 and will continue to apply the other than temporary impairment guidance included in existing literature.

     Effective January 1, 2004, JNL adopted the Accounting Standards Executive Committee of the American Institute of Certified Public Accountant's Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1"). SOP 03-1 addresses separate account presentation, transfers of assets from the general account to the separate account, valuation of certain insurance liabilities and policy features such as guaranteed minimum death benefits and annuitization benefits and accounting for sales inducements. At January 1, 2004, the Company recorded an $8.9 million gain, net of increased deferred acquisition cost amortization of $16.2 million and federal income tax expense of $4.8 million, as a cumulative effect of change in accounting principle. See note 8 for additional information.

     Effective October 1, 2003, JNL adopted Derivatives Implementation Group Statement of Financial Accounting Standards No. 133 Implementation Issue No. B36, "Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That are Unrelated or Only Partially Related to the Creditworthiness of the Obligor under Those Instruments" ("DIG B36"). DIG B36 addresses questions related to embedded derivatives in modified coinsurance reinsurance treaties (where funds are withheld by the ceding company) and in debt instruments that incorporate credit risk exposures that are unrelated or partially related to the creditworthiness of the obligor. Implementation of DIG B36 did not have a material impact on JNL's results of operations or financial position.

     Effective July 1, 2003, JNL adopted Statement of Financial Accounting Standards No. 150, "Accounting for Certain Financial Instruments with Characteristics of Both Liabilities and Equity" ("FAS 150"). FAS 150 requires that companies with consolidated entities that will terminate by a specific date, such as limited-life partnerships, disclose the other owners' interests in those limited-life entities based on the fair values of the limited-life entities' assets. The adoption of FAS 150 did not have a material impact on JNL's results of operations or financial position.

     The consolidated financial statements include the PPMA Funds, which are two limited life partnerships. Upon termination of the partnerships, the assets will be sold and proceeds distributed to the partners in accordance with their respective partnership interests. The assets of the PPMA Funds are marketable securities, which are carried at fair value, with an appropriate adjustment to minority interest, in the accompanying financial statements. Accordingly, the minority interest liability is reflected at fair value in the accompanying consolidated balance sheets.

     Effective January 31, 2003, JNL adopted the Financial Accounting Standards Board's ("FASB") Interpretation No. 46, "Consolidation of Variable Interest Entities" ("FIN 46"), and effective December 31, 2003, JNL adopted FASB Interpretation No. 46 (revised December 2003) ("FIN 46R"). FIN 46R is an interpretation of Accounting Research Bulletin No. 51, "Consolidated Financial Statements," which requires an enterprise to assess whether consolidation of an entity is appropriate based upon its interests in a variable interest entity ("VIE"). FIN 46R provides guidance on how to identify a VIE and how an enterprise should assess its interests in a VIE. It also requires existing VIEs to be consolidated by their primary beneficiaries, defined as the party that absorbs a majority of the expected losses and/or residual returns of the VIE.

     Pursuant to the guidance provided by FIN 46R, the Company has concluded that it owns interests in VIEs that represent primary beneficial interests. These VIEs are included in the consolidated financial statements and include entities structured to hold and manage investments, including real estate properties and interests in commercial loans. In addition, JNL has an investment of $31.7 million as of December 31, 2004, in debt issued by a VIE structured to hold and manage interests in commercial loans, for which it is not the primary beneficiary.

     Effective January 1, 2002, JNL adopted Statement of Financial Accounting Standards No. 142, "Goodwill and Other Intangible Assets" ("FAS 142"). FAS 142 requires that goodwill and other intangible assets deemed to have indefinite lives no longer be amortized to earnings, but instead be reviewed at least annually for impairment. Intangible assets with definite lives will continue to be amortized over their useful lives. The adoption of FAS 142 did not have a material impact on JNL's results of operations or financial position.

     Effective January 1, 2002, JNL adopted Statement of Financial Accounting Standards No. 144, "Accounting for the Impairment or Disposal of Long-Lived Assets" ("FAS 144"). FAS 144 requires majority owned subsidiaries for which control is likely to be temporary to be consolidated. In addition, FAS 144 does not apply to goodwill and other intangible assets that are not amortized. The adoption of FAS 144 did not have a material impact on JNL's results of operations or financial position.

     COMPREHENSIVE INCOME
     Comprehensive income includes all changes in stockholder's equity (except those arising from transactions with owners/stockholders) and, in the Company's case, includes net income and net unrealized gains or losses on securities.

     INVESTMENTS
     Cash and short-term investments, which primarily include commercial paper and money market instruments, are carried at amortized cost. These investments have maturities of three months or less and are considered cash equivalents for reporting cash flows.

     Fixed maturities consist of debt securities and commercial loans. Debt securities include bonds, notes, redeemable preferred stocks, mortgage-backed securities and structured securities. Acquisition discounts and premiums on fixed maturities are amortized into investment income through call or maturity dates using the interest method. Mortgage-backed and structured securities are amortized over the estimated redemption period. All debt securities are classified as available for sale and are carried at fair value. For declines in fair value considered to be other than temporary, the cost basis of debt securities is reduced to estimated net realizable value, or in the case of other than high credit quality beneficial interests in securitized financial assets, fair value. In determining whether an other than temporary impairment has occurred, the Company considers a security's forecasted cash flows as well as the severity and duration of depressed fair values. Commercial loans include certain term and revolving notes, as well as certain receivables arising from asset based lending activities. Commercial loans are carried at outstanding principal balances.

     Equities, which include common stocks and non-redeemable preferred stocks, are carried at fair value. In 2003, equities also included investments in mutual funds. Equities are reduced to estimated net realizable value for declines in fair value considered to be other than temporary.

     During 2004, the Company transferred its investment in mutual funds from available for sale to a trading portfolio and recognized a loss of $9.3 million. These trading securities primarily consist of investments in mutual funds that support liabilities of the Company's non-qualified, voluntary deferred compensation plans. Also included is seed money that supports newly established variable funds. Trading securities are carried at fair value with changes in value reflected as investment income in the income statement. At December 31, 2003, mutual funds with a market value of $89.4 million were included in available for sale equities and an unrealized loss on mutual funds of $11.4 million was included in other comprehensive income. During 2004, $12.6 million of investment income recognized relates to trading securities held at December 31, 2004.

     Mortgage loans are carried at aggregate unpaid principal balances, net of unamortized discounts and premiums and an allowance for loan losses. The allowance for loan losses is maintained at a level considered adequate to provide for losses inherent in the mortgage loan portfolio.

     Policy loans are carried at the unpaid principal balances.

     Real estate is carried at the lower of depreciated cost or fair value.

     Limited partnership investments are accounted for using the equity method.

     Realized gains and losses on sales of investments are recognized in income at the date of sale and are determined using the specific cost identification method. The changes in unrealized gains and losses on investments classified as available for sale, net of tax and the effect of the deferred acquisition costs adjustment, are excluded from net income and included as a component of other comprehensive income and stockholder's equity.

     DETERMINATION OF FAIR VALUE FOR ILLIQUID DISTRESSED SECURITIES
     Prior to 2003, the Company used independently obtained estimates of fair value for all securities for which such values were available. With respect to certain illiquid distressed securities, these values were broker-provided quotes which may not generally be the best representation of fair value, considered to be a value obtainable in a transaction between willing parties. Effective January 1, 2003, fair values for illiquid distressed securities are primarily determined based on internally derived estimates of discounted future cash flows or expected recovery values. Liquidation values for these illiquid distressed securities would generally be lower, and in many cases significantly lower, than internally derived fair values. The amortized cost and fair value of illiquid distressed securities valued internally was $394.0 million and $403.8 million, respectively, at December 31, 2004 and $457.5 million and $459.8 million, respectively, at December 31, 2003.

     The refinement of estimated fair value of illiquid distressed securities had no impact on net income and increased other comprehensive income in 2003 by $3.2 million.

     DERIVATIVE INSTRUMENTS, EMBEDDED DERIVATIVES AND RISK MANAGEMENT ACTIVITY The Company enters into financial derivative transactions, including swaps, forwards, put-swaptions, futures and options to reduce and manage business risks. These transactions manage the risk of a change in the value, yield, price, cash flows, or quantity of, or a degree of exposure with respect to assets, liabilities, or future cash flows, which the Company has acquired or incurred. The Company manages the potential credit exposure for over-the-counter derivative contracts through careful evaluation of the counterparty credit standing, collateral agreements, and master netting agreements. The Company is exposed to credit-related losses in the event of nonperformance by counterparties, however, it does not anticipate nonperformance.

     The Company generally uses free-standing derivative instruments for hedging purposes. Additionally, certain liabilities, primarily trust instruments supported by funding agreements, equity index-linked annuities and variable annuities, issued by the Company contain embedded derivatives as defined by Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("FAS 133"). The Company does not account for such derivatives as either fair value or cash flow hedges as might be permitted if specific hedging documentation requirements of FAS 133 were followed. Financial derivatives, including derivatives embedded in certain host liabilities that have been separated for accounting and financial reporting purposes, are carried at fair value. The results from derivative financial instruments and embedded derivatives, including net payments, realized gains and losses and changes in value, are reported in risk management activity.

     Interest rate swap agreements generally involve the exchange of fixed and floating payments over the life of the agreement without an exchange of the underlying principal amount. Interest rate swaps outstanding at December 31, 2004 and 2003 are used for hedging purposes. Interest rate swaps are included in other invested assets or other liabilities.

     Forwards consist of interest rate spreadlock agreements, in which the Company locks in the forward interest rate differential between a swap and the corresponding U.S. Treasury security. The forwards are held for investment purposes and are included in other invested assets.

     Put-swaption contracts provide the purchaser with the right, but not the obligation, to require the writer to pay the present value of a long duration interest rate swap at future exercise dates. The Company purchases and writes put-swaptions with maturities up to 10 years. On a net basis, put-swaptions hedge against significant upward movements in interest rates. Written put-swaptions are grouped with associated put-swaptions purchased with identical strike prices and notional amounts ("linked put-swaptions") and are presented as a net position included in other liabilities. Non-linked put-swaptions purchased are included in other invested assets.

     Equity index futures contracts and equity index call options, which are used to hedge the Company's obligations associated with its issuance of equity index-linked immediate and deferred annuities, are included in other invested assets or other liabilities. These annuities contain embedded options whose fair value is included in deposits on investment contracts.

     Total return swaps, in which the Company receives equity returns or returns based on reference pools of assets in exchange for short-term floating rate payments based on notional amounts, are held for both hedging and investment purposes, and are included in other invested assets or other liabilities.

     Cross-currency swaps, which embody spot and forward currency swaps and additionally, in some cases, interest rate swaps and equity index swaps, are entered into for the purpose of hedging the Company's foreign currency denominated funding agreements supporting trust instrument obligations. Cross-currency swaps serve to hedge derivatives embedded in the funding agreements and are included in other invested assets or other liabilities. The fair value of derivatives embedded in funding agreements, as well as foreign currency transaction gains and losses, are included in the carrying value of the trust instruments supported by funding agreements. Foreign currency transaction gains and losses associated with funding agreements hedging activities are included in risk management activity.

     DEFERRED ACQUISITION COSTS
     Certain costs of acquiring new business, principally commissions and certain costs associated with policy issue and underwriting, which vary with and are primarily related to the production of new business, have been capitalized as deferred acquisition costs. Deferred acquisition costs are increased by interest thereon and amortized in proportion to anticipated premium revenues for traditional life policies and in proportion to estimated gross profits for annuities and interest-sensitive life products. As certain fixed maturities and equities available for sale are carried at fair value, an adjustment is made to deferred acquisition costs equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields. The change in this adjustment is included with the change in fair value of fixed maturities and equities available for sale, net of tax, that is credited or charged directly to stockholder's equity and is a component of other comprehensive income. Deferred acquisition costs have been decreased by $676.8 million and $816.2 million at December 31, 2004 and 2003, respectively, to reflect this adjustment.

     During 2002, poor equity market performance lowered future expected profits on the variable annuity product line through lower fee income and an increased provision for future guaranteed minimum death benefit claims. As a result, the deferred acquisition cost asset associated with the variable annuities became impaired. During 2002, the asset was reduced through increased amortization of approximately $128.3 million primarily due to the poor equity market performance. No such deferred acquisition cost asset impairments were recorded in 2004 or 2003. However, further impairments or accelerated amortization of this deferred acquisition cost asset may result if future equity market returns are below assumed levels.

     DEFERRED SALES INDUCEMENTS
     Bonus interest on single premium deferred annuities and contract enhancements on variable annuities have been capitalized as deferred sales inducements. Deferred sales inducements are increased by interest thereon and amortized in proportion to estimated gross profits. As certain fixed maturities and equities available for sale are carried at fair value, an adjustment is made to deferred sales inducements equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields. The change in this adjustment is included with the change in fair value of fixed maturities and equities available for sale, net of tax, that is credited or charged directly to stockholder's equity and is a component of other comprehensive income. Deferred sales inducements have been decreased by $93.2 million and $88.6 million at December 31, 2004 and 2003, respectively, to reflect this adjustment.

     VALUE OF ACQUIRED INSURANCE
     The value of acquired insurance in-force at acquisition date represents the present value of anticipated profits of the business in-force on November 25, 1986 (the date the Company was acquired by Prudential) net of amortization. The value of acquired insurance in-force is amortized in proportion to anticipated premium revenues for traditional life insurance contracts and estimated gross profits for annuities and interest-sensitive life products over a period of 20 years.

     FEDERAL INCOME TAXES
     The Company provides deferred income taxes on the temporary differences between the tax and financial statement basis of assets and liabilities.

     JNL files a consolidated federal income tax return with Brooke Life and Jackson National Life Insurance Company of New York. Jackson National Life Distributors, Inc. files a separate income tax return. The PPMA Funds file as limited partnerships and pass through the appropriate portion of their income and deductions to their partners. Jackson National Life (Bermuda) LTD is taxed as a controlled foreign corporation of JNL. The other affiliated subsidiary entities are limited liability companies with all of their interests owned by JNL. Accordingly, they are not considered separate entities for income tax purposes; and therefore, are taxed as part of the operations of JNL. Jackson Federal Bank filed a separate income tax return during the period it was owned by JNL. Income tax expense is calculated on a separate company basis.

     ASSETS AND LIABILITIES OF DISCONTINUED OPERATIONS
     Assets and liabilities of discontinued operations represent the accounts of Jackson Federal which was sold to Union BanCal Corporation on October 28, 2004. See note 3 for a full discussion of discontinued operations.

     POLICY RESERVES AND LIABILITIES
     RESERVES FOR FUTURE POLICY BENEFITS AND CLAIMS PAYABLE:
     For traditional life insurance contracts, reserves for future policy benefits are determined using the net level premium method and assumptions as of the issue date as to mortality, interest, policy lapsation and expenses plus provisions for adverse deviations. Mortality assumptions range from 50% to 90% of the 1975-1980 Basic Select and Ultimate tables depending on policy duration. Interest rate assumptions range from 4.0% to 8.0%. Lapse and expense assumptions are based on Company experience.

     DEPOSITS ON INVESTMENT CONTRACTS:
     For the Company's interest-sensitive life contracts, liabilities approximate the policyholder's account value. For deferred annuities, the fixed option on variable annuities, guaranteed investment contracts and other investment contracts, the liability is the policyholder's account value. The liability for equity index-linked annuities is based on two components, 1) the imputed value of the underlying guaranteed host contract, and 2) the fair value of the embedded option component of the contract. Obligations in excess of the guaranteed contract value are hedged through the use of futures contracts and call options.

     TRUST INSTRUMENTS SUPPORTED BY FUNDING AGREEMENTS
     JNL and Jackson National Life Funding, LLC have established a European Medium Term Note program, with up to $6 billion in aggregate principal amount outstanding at any one time. Jackson National Life Funding, LLC was formed as a special purpose vehicle solely for the purpose of issuing instruments to institutional investors, the proceeds of which are deposited with JNL and secured by the issuance of Funding Agreements. Outstanding balances totaled $2.9 billion and $4.1 billion at December 31, 2004 and 2003, respectively.

     JNL and Jackson National Life Global Funding have established a $6 billion aggregate Global Medium Term Note program. Jackson National Life Global Funding was formed as a statutory business trust, solely for the purpose of issuing instruments to institutional investors, the proceeds of which are deposited with JNL and secured by the issuance of Funding Agreements. The outstanding balances at December 31, 2004 and 2003 totaled $3.0 billion and $2.2 billion, respectively.

     Instruments issued representing obligations denominated in a foreign currency have been hedged for changes in exchange rates using cross-currency swaps. The fair value of derivatives embedded in funding agreements, as well as foreign currency transaction gains and losses, are included in the carrying value of the trust instruments supported by funding agreements.

     Trust instrument liabilities are adjusted to reflect the effects of foreign currency transaction gains and losses using exchange rates as of the reporting date. Foreign currency transaction gains and losses are included in risk management activity.

     SEPARATE ACCOUNT ASSETS AND LIABILITIES
     The assets and liabilities resulting from individual variable life and annuity contracts, which aggregated $10,267.1 million and $6,978.1 million at December 31, 2004 and 2003, respectively, are segregated in separate accounts. The Company receives administrative fees for managing the funds and other fees for assuming mortality and certain expense risks. Such fees are recorded as earned and included in fee income in the consolidated income statements.

     The Company has issued a group variable annuity contract designed for use in connection with and issued to the Company's Defined Contribution Retirement Plan. These deposits are allocated to the Jackson National Separate Account - II and aggregated $85.8 million and $69.4 million at December 31, 2004 and 2003, respectively. The Company receives administrative fees for managing the funds and these fees are recorded as earned and included in fee income in the consolidated income statements.

     REVENUE AND EXPENSE RECOGNITION
     Premiums for traditional life insurance are reported as revenues when due. Benefits, claims and expenses are associated with earned revenues in order to recognize profit over the lives of the contracts. This association is accomplished by provisions for future policy benefits and the deferral and amortization of acquisition costs.

     Deposits on interest-sensitive life products and investment contracts, principally deferred annuities and guaranteed investment contracts, are treated as policyholder deposits and excluded from revenue. Revenues consist primarily of the investment income and charges assessed against the policyholder's account value for mortality charges, surrenders and administrative expenses. Fee income also includes revenues related to asset management and
      12b-1 service fees. Surrender benefits are treated as repayments of the policyholder account. Annuity benefit payments are treated as reductions to the policyholder account. Death benefits in excess of the policyholder account are recognized as an expense when incurred. Expenses consist primarily of the interest credited to policyholder deposits. Underwriting and other acquisition expenses are associated with gross profit in order to recognize profit over the life of the business. This is accomplished by deferral and amortization of acquisition costs and sales inducements. Non-acquisition expenses are recognized as incurred.

     Investment income is not accrued on securities in default and otherwise where the collection is uncertain. Subsequent receipts of interest on such securities are generally used to reduce the cost basis of the securities.

     In 2004, the Company received cash proceeds of $51.9 million from a judgment award in a legal action involving LePages, Inc., a company in which JNL had a controlling interest. This gain was recorded in other income.

3.   DISCONTINUED OPERATIONS

     On October 28, 2004, the Company completed the sale of Jackson Federal, a wholly owned thrift headquartered in Southern California, to Union BanCal Corporation for $305.0 million in cash and stock. On October 27, 2004, JNL made a capital contribution of $4.6 million to Jackson Federal prior to closing to fund certain expenses incurred by Jackson Federal related to the sale. The gain on disposal and results of operations of Jackson Federal for all periods presented are included in discontinued operations on the consolidated income statement.

     The following table summarizes certain components of the results of the discontinued operations (in thousands):


                                                                                      YEARS ENDED DECEMBER 31,
                                                              PERIOD ENDED        ----------------------------------
                                                               OCTOBER 28,        ----------------------------------
                                                                   2004                2003              2002
                                                           ---------------------  ----------------  ----------------
                                                           ---------------------  ----------------  ----------------
Revenues                                                               $ 79,813         $ 108,200         $ 108,152
Realized gains (losses)                                                 $ 1,700              $ 69          $ (1,127)
Income from discontinued operations, net of tax of
$11,064 in 2004; $9,190 in 2003 and $10,783 in 2002                    $ 20,658          $ 23,729          $ 20,446
Gain on disposal of discontinued operations, net of
tax of $29,580                                                         $ 36,118               $ -               $ -


     The following table presents summarized balance sheet information of the discontinued operations (in thousands):

                                                                             DECEMBER 31, 2003
                                                                             ----------------

Cash and short-term investments                                                     $ 24,877
Mortgage-backed securities available for sale, at fair value                         486,741
Loans receivable held for investment, net                                          1,180,100
Federal Home Loan Bank stock, at cost                                                 23,350
Core deposits and goodwill                                                            62,644
Other assets                                                                          32,477
                                                                             ----------------

Total assets of discontinued operations                                          $ 1,810,189
                                                                             ================


Savings deposits                                                                 $ 1,115,550
Advances from the Federal Home Loan Bank                                             467,000
Other liabilities                                                                     18,570
                                                                             ----------------

Total liabilities of discontinued operations                                     $ 1,601,120
                                                                             ================

     Mortgage-backed securities at December 31, 2003 had an amortized cost of $483.6 million, gross unrealized gains of $4.0 million, gross unrealized losses of $0.9 million and a fair value of $486.7 million.

     Mortgage loans, net of allowance for loan losses of $13.9 million at December 31, 2003 included $841.5 million of residential loans and $338.6 million of commercial loans. The fair value approximated $1,223.0 million at December 31, 2003.

     Core deposits and goodwill represented the excess of purchase price over the fair value of assets acquired in the purchase of Jackson Federal, Highland Federal Bank, and the Fremont branch. The core deposit intangibles were being amortized over 7 years. With the adoption of FAS 142 on January 1, 2002, goodwill was no longer amortized but was subject to periodic impairment tests. No goodwill impairment charges were recorded. At December 31, 2003, the core deposit balance was $8.3 million and the goodwill balance was $54.3 million.

     Savings deposits were comprised of banking deposits held by Jackson Federal, and included demand deposits, passbook and statement savings, money market and certificates of deposit. Savings deposit liabilities were reported at the outstanding balance of the accounts. At December 31, 2003, the fair value of savings deposits with no stated maturity was equal to their carrying amount which approximated $1.1 billion and had a weighted average interest rate of 2.30%. Interest expense, which is included in discontinued operations, totaled $19.5 million, $27.6 million and $31.7 million in 2004, 2003 and 2002, respectively.

     Jackson Federal utilized the credit programs offered by the Federal Home Loan Bank ("FHLB"). FHLB advances, which matured in years through 2008, totaled $467.0 million at December 31, 2003 at a weighted average interest rate of 2.08%. Fixed rate advances totaled $440.0 million at December 31, 2003. The advances were collateralized by mortgage loans and mortgage-backed securities totaling $875.9 million at December 31, 2003. Interest paid, which is included in discontinued operations, totaled $7.0 million, $12.4 million and $15.1 million in 2004, 2003 and 2002, respectively.

4.   FAIR VALUE OF FINANCIAL INSTRUMENTS

     Disclosure is required of fair value of financial instruments for which it is practicable to estimate that value. In cases where quoted market prices are not available, and beginning in 2003 for illiquid distressed securities, fair values are based on estimates using discounted cash flows or other valuation techniques. Such values are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent market quotes and, in many cases, could not be realized in immediate settlement of the instrument.

     The following summarizes the basis used by the Company in estimating fair values for financial instruments:

     CASH AND SHORT-TERM INVESTMENTS:
     Carrying value is considered to be a reasonable estimate of fair value.

     FIXED MATURITIES:
     Fair values for fixed maturity securities are based principally on quoted market prices, if available. For securities that are not actively traded, fair values are estimated using independent pricing services or are analytically determined. Fair values for illiquid distressed securities are primarily determined based on internally derived estimates of discounted future cash flows or expected recovery values.

     EQUITIES AND TRADING SECURITIES:
     Fair values for common and non-redeemable preferred stock are based principally on quoted market prices, if available. For securities that are not actively traded, fair values are estimated using independent pricing services or are analytically determined. Fair values of investments in mutual funds are based on quoted net asset values.

     MORTGAGE LOANS:
     Fair values are determined by discounting the future cash flows to the present at current market rates. The fair value of mortgages approximated $4,929.1 million and $4,659.6 million at December 31, 2004 and 2003, respectively.

     POLICY LOANS:
     Fair value approximates carrying value since policy loan balances reduce the amount payable at death or surrender of the contract.

     DERIVATIVE INSTRUMENTS:
     Fair values for interest rate swaps, cross-currency swaps, put-swaptions, and total return swaps are determined using estimates of future cash flows discounted at current market rates. Fair values for futures are based on exchange-traded prices. Fair values for equity index call options are determined using Black-Scholes option valuation methodologies.

     The fair value of the Company's guaranteed minimum withdrawal benefit embedded derivative liability has been calculated based on actuarial assumptions related to the projected cash flows, including benefits and related contract charges, over the expected lives of the contracts, incorporating expectations regarding policyholder behavior in varying economic conditions. The nature of these cash flows can be quite varied. Therefore, stochastic techniques are used to generate a variety of market return scenarios for evaluation. The generation of these scenarios and the assumptions as to policyholder behavior involve numerous estimates and subjective judgments including those regarding expected market volatility, correlations of market returns and discount rates, utilization of the benefit by policyholders under varying conditions and policyholder lapsation. At each valuation date, the Company assumes expected returns based on risk-free rates as represented by the LIBOR forward curve rates as of that date and market volatility as determined with reference to implied volatility data and evaluations of historical volatilities for various indices. The risk-free spot rates as represented by the LIBOR spot curve as of the valuation date are used to determine the present value of expected future cash flows produced in the stochastic process.

     The Company reinsures essentially 100% of its guaranteed minimum income benefit on a net settled basis. Accordingly, this is considered an embedded derivative and the Company determines the fair value using actuarial assumptions related to the projected cash flows, including reinsurance premiums and related benefit reimbursements, over the expected lives of the contracts, incorporating expectations regarding policyholder behavior in varying economic conditions. The nature of these cash flows can be quite varied. Accordingly, the Company evaluates the cash flows over a series of deterministic economic scenarios coupled with assumptions as to policyholder behavior regarding utilization of the benefit. Discount rates are the average return of the scenarios.

     SEPARATE ACCOUNT ASSETS:
     Separate account assets are carried at the market value of the underlying securities.

     ANNUITY RESERVES:
     Fair values for immediate annuities, without mortality features, are derived by discounting the future estimated cash flows using current interest rates for similar maturities. For deferred annuities, fair value is based on surrender value. For equity-linked immediate and deferred annuities, fair value includes the fair value of the embedded options. The carrying value and fair value of such annuities approximated $28.7 billion and $28.0 billion, respectively, at December 31, 2004 and $27.5 billion and $26.7 billion, respectively, at December 31, 2003.

     RESERVES FOR GUARANTEED INVESTMENT CONTRACTS:
     Fair value is based on the present value of future cash flows at current pricing rates. The fair value approximated $1.9 billion and $1.8 billion at December 31, 2004 and 2003, respectively.

     TRUST INSTRUMENTS SUPPORTED BY FUNDING AGREEMENTS:
     Fair value is based on the present value of future cash flows at current pricing rates, plus the fair value of embedded derivatives. The fair value approximated $5.9 billion and $6.3 billion at December 31, 2004 and 2003, respectively.

     REVERSE REPURCHASE AGREEMENTS:
     Carrying value of reverse repurchase agreements is considered to be a reasonable estimate for fair value.

     NOTES PAYABLE:
     Fair value of notes payable is based on future cash flows discounted at current interest rates. The fair value approximated $565.4 million and $565.3 million at December 31, 2004 and 2003, respectively.

     SEPARATE ACCOUNT LIABILITIES:
     Fair value of contracts in the accumulation phase is based on account value less surrender charges. Fair value of contracts in the payout phase is based on the present value of future cash flows at assumed investment rates. The aggregate fair value approximated $9.7 billion and $6.6 billion at December 31, 2004 and 2003, respectively.

5.   INVESTMENTS

     Investments are comprised primarily of fixed-income securities, primarily publicly-traded industrial, mortgage-backed, utility and government bonds, and mortgage and commercial loans. Mortgage-backed securities include asset-backed and other structured securities. The Company generates the majority of its deposits from interest-sensitive individual annuity contracts, life insurance products and guaranteed investment contracts on which it has committed to pay a declared rate of interest. The Company's strategy of investing in fixed-income securities and loans aims to ensure matching of the asset yield with the interest-sensitive liabilities and to earn a stable return on its investments.

     FIXED MATURITIES
     The following table sets forth fixed maturity investments at December 31, 2004, classified by rating categories as assigned by nationally recognized statistical rating organizations, the National Association of Insurance Commissioners ("NAIC"), or if not rated by such organizations, the Company's investment advisor. At December 31, 2004, the carrying value of investments rated by the Company's investment advisor totaled $312.3 million. For purposes of the table, if not otherwise rated higher by a nationally recognized statistical rating organization, NAIC Class 1 investments are included in the A rating; Class 2 in BBB; Class 3 in BB and Classes 4 through 6 in B and below.

                                                      PERCENT OF TOTAL
                                                      FIXED MATURITIES
     INVESTMENT RATING                                DECEMBER 31, 2004
                                                    ----------------------
     AAA                                                     15.1%
     AA                                                       7.7
     A                                                       29.8
     BBB                                                     40.1
                                                    ----------------------
         Investment grade                                    92.7
                                                    ----------------------
     BB                                                       5.9
     B and below                                              1.4
                                                    ----------------------
         Below investment grade                               7.3
                                                    ----------------------
         Total fixed maturities                             100.0%
                                                    ======================


     The amortized cost and carrying value of fixed maturities in default that were anticipated to be income producing when purchased were $7.7 million and $8.4 million, respectively, at December 31, 2004. The amortized cost and carrying value of fixed maturities that have been non-income producing for the 12 months preceding December 31, 2004 were $11.0 million and $11.8 million, respectively, and for the 12 months preceding December 31, 2003 were $87.3 million and $96.0 million, respectively.

     The amortized cost, gross unrealized gains and losses and fair value of fixed maturities are as follows (in thousands):

                                                                  GROSS              GROSS
                                              AMORTIZED         UNREALIZED        UNREALIZED           FAIR
DECEMBER 31, 2004                                COST             GAINS             LOSSES            VALUE
                                            ---------------   ---------------   ----------------  ---------------
U.S. Treasury securities                           $ 4,139             $ 133                $ 2          $ 4,270
U.S. Government agencies
and foreign governments                              3,622               326                 64            3,884
Public utilities                                 2,691,498           192,109              1,890        2,881,717
Corporate securities
and commercial loans                            26,272,003         1,666,694             90,953       27,847,744
Mortgage-backed securities                       8,335,372           201,691             61,162        8,475,901
                                            ---------------   ---------------   ----------------
                                            ---------------   ---------------   ----------------  ---------------
Total                                         $ 37,306,634       $ 2,060,953          $ 154,071     $ 39,213,516
                                            ===============   ===============   ================  ===============

                                                                  GROSS              GROSS
                                              AMORTIZED         UNREALIZED        UNREALIZED           FAIR
DECEMBER 31, 2003                                COST             GAINS             LOSSES            VALUE
                                            ---------------   ---------------   ----------------  ---------------
U.S. Treasury securities                           $ 4,156             $ 200                $ 3          $ 4,353
U.S. Government agencies
and foreign governments                              1,837               330                  -            2,167
Public utilities                                 2,370,585           175,446              4,090        2,541,941
Corporate securities
and commercial loans                            24,440,620         1,946,199            103,294       26,283,525
Mortgage-backed securities                       9,175,868           244,571             81,901        9,338,538
                                            ---------------   ---------------   ----------------  ---------------
                                            ---------------   ---------------   ----------------  ---------------
Total                                         $ 35,993,066       $ 2,366,746          $ 189,288     $ 38,170,524
                                            ===============   ===============   ================  ===============


     At December 31, 2004 and 2003, available for sale securities without a readily ascertainable market value having an amortized cost of $5,595.5 million and $4,889.6 million, respectively, had estimated fair values of $5,842.9 million and $5,197.8 million, respectively.

     The amortized cost and fair value of fixed maturities at December 31, 2004, by contractual maturity, are shown below (in thousands). Expected maturities may differ from contractual maturities where securities can be called or prepaid with or without early redemption penalties.

                                              AMORTIZED
                                                 COST           FAIR VALUE
                                            ---------------   ----------------
Due in 1 year or less                            $ 564,799          $ 573,320
Due after 1 year through 5 years                 6,025,003          6,380,670
Due after 5 years through 10 years              17,482,640         18,630,848
Due after 10 years through 20 years              3,096,957          3,248,579
Due after 20 years                               1,801,863          1,904,198
Mortgage-backed securities                       8,335,372          8,475,901
                                            ---------------   ----------------
Total                                         $ 37,306,634       $ 39,213,516
                                            ===============   ================


     Fixed maturities with a carrying value of $4.0 million and $4.1 million at December 31, 2004 and 2003 were on deposit with regulatory authorities, as required by law in various states in which business is conducted.

     As of December 31, 2004, the fair value and the amount of gross unrealized losses included in accumulated other comprehensive income in stockholder's equity are as follows (in thousands):


                                  LESS THAN 12 MONTHS         12 MONTHS OR LONGER                 TOTAL
                               --------------------------- --------------------------- ----------------------------
                               --------------------------- --------------------------- ----------------------------
                                  GROSS                       GROSS                       GROSS
                                UNREALIZED                  UNREALIZED                  UNREALIZED
                                  LOSSES      FAIR VALUE      LOSSES     FAIR VALUE       LOSSES      FAIR VALUE
                               ------------- ------------- --------------------------- ------------- --------------
                               ------------- ------------- --------------------------- ------------- --------------
Government securities                   $ 2       $ 1,065           $ -           $ -           $ 2        $ 1,065
U.S. Government agencies                 64         2,125             -             -            64          2,125
and foreign governments
Public utilities                      1,551       263,095           339        33,842         1,890        296,937
Corporate securities
and commercial loans                 50,851     4,161,109        40,102       702,653        90,953      4,863,762
Mortgage-backed securities           12,911     1,137,422        48,251     1,883,928        61,162      3,021,350
                               ------------- ------------- --------------------------- ------------- --------------
                               ------------- ------------- --------------------------- ------------- --------------
Subtotal - fixed maturities          65,379     5,564,816        88,692     2,620,423       154,071      8,185,239
Equities                              1,776         6,343           197             -         1,973          6,343
                               ------------- ------------- --------------------------- ------------- --------------
                               ------------- ------------- --------------------------- ------------- --------------
Total temporarily impaired
securities                         $ 67,155    $5,571,159      $ 88,889    $2,620,423     $ 156,044     $8,191,582
                               ============= ============= =========================== ============= ==============
                               ============= ============= =========================== ============= ==============


     To the extent unrealized losses are not due to minor changes in interest rates, securities in an unrealized loss position are regularly reviewed for other than temporary declines in value. Factors considered in determining whether a decline is other than temporary include the length of time a security has been in an unrealized loss position, reasons for the decline in value and expectations for the amount and timing of a recovery in value.

     Assessment factors include judgments about an obligor's current and projected financial position, an issuer's current and projected ability to service and repay its debt obligations, the existence of, and realizable value of, any collateral backing obligations, the macro-economic outlook and micro-economic outlooks for specific industries and issuers. Assessing the duration of mortgage-backed securities can also involve assumptions regarding underlying collateral such as prepayment rates, default and recovery rates, and third-party servicing abilities.

     Of the total carrying value for fixed maturities in an unrealized loss position at December 31, 2004, 77.2% were investment grade, 7.0% were below investment grade and 15.8% were not rated. Unrealized losses from fixed maturities that were below investment grade or not rated represented approximately 31.6% of the aggregate gross unrealized losses on available for sale fixed maturities.

     Corporate fixed maturities in an unrealized loss position were diversified across industries. As of December 31, 2004, the industries representing the larger unrealized losses included financial services (20.1% of fixed maturities gross unrealized losses) and energy and utilities (9.1%). Other debt securities in an unrealized loss position are primarily asset-backed securities, including collateralized debt obligations. As of December 31, 2004, asset-backed other debt securities represented 13.1% of fixed maturities' gross unrealized losses, including 2.4% related to collateralized debt obligations. The Company had no material unrealized losses on individual fixed maturities or equities at December 31, 2004.

     The amount of gross unrealized losses for fixed maturities in a loss position by maturity date of the fixed maturities as of December 31, 2004 are as follows (in thousands):


                                               GROSS UNREALIZED LOSSES
                                               ------------------
Less than one year                             $       652
One to five years                                    6,121
Five to ten years                                   24,985
More than ten years                                 61,151
Mortgage-backed securities                          61,162
                                               ------------------
Total gross unrealized losses                    $ 154,071
                                               ==================


     MORTGAGE LOANS
     Commercial mortgage loans, net of allowance for loan losses of $21.0 million and $12.3 million at December 31, 2004 and 2003, respectively, total $4,633.0 million and $4,325.8 million at December 31, 2004 and 2003, respectively. At December 31, 2004, mortgage loans were collateralized by properties located in 40 states and Canada.

     SECURITIZATIONS
     In November 2003, JNL executed the Piedmont CDO Trust ("Piedmont") securitization transaction. In this transaction, JNL contributed $1,159.6 million of asset-backed securities, ultimately to Piedmont, which issued several classes of debt to acquire such securities. In accordance with the accounting treatment promulgated by Statement of Financial Accounting Standards No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," the transaction was recorded as a sale; however, JNL retained beneficial interests in the contributed asset-backed securities of approximately 80% by acquiring certain securities issued by Piedmont. JNL recognized a loss of approximately $100 thousand related to the sale, to third parties, of the entire most senior class of securities issued by Piedmont. Piedmont is a Qualified Special Purpose Entity and accordingly, is not consolidated in the accompanying financial statements. JNL's investment in securities issued by Piedmont totals $918.0 million and $941.1 million at December 31, 2004 and 2003, respectively, and is included in fixed maturities.

     OTHER INVESTED ASSETS
     Other invested assets include investments in 1) limited partnerships that total $767.5 million and $821.1 million at December 31, 2004 and 2003, respectively; 2) derivative instruments with positive fair values and 3) real estate. Real estate totaling $143.2 million and $80.9 million at December 31, 2004 and 2003, respectively, includes foreclosed properties with a book value of $21.2 million and $8.5 million at December 31, 2004 and 2003, respectively. Limited partnership income (loss) recognized by the Company was $105.2 million, $14.5 million and $(64.9) million in 2004, 2003 and 2002, respectively.

     Certain limited partnerships hold publicly-traded equity securities that are fair valued at a discount to their exchange-traded price as a result of lock-up trading restrictions imposed in connection with initial public offering transactions. These lock up restrictions are for a limited period of time, generally six months, and preclude the partnerships from selling these securities during the restricted period. These discounts range from 5% to 15% at December 31, 2004.

     The fair value of free-standing derivative instruments reflects the estimated amounts, net of payment accruals, that the Company would receive or pay upon sale or termination of the contracts at the reporting date. With respect to swaps, put-swaptions and forwards, the notional amount represents the stated principal balance used as a basis for calculating payments. With respect to futures and options, the contractual amount represents the market exposure of open positions.

     A summary of the aggregate contractual or notional amounts and fair values of derivative instruments outstanding is as follows (in thousands):


                                  DECEMBER 31, 2004
                                OTHER INVESTED ASSETS                OTHER LIABILITIES
                          ----------------------------------  ----------------------------------
                          ----------------------------------  ----------------------------------
                           CONTRACTUAL/                        CONTRACTUAL/                             NET
                             NOTIONAL            FAIR            NOTIONAL            FAIR              FAIR
                              AMOUNT             VALUE            AMOUNT             VALUE             VALUE
                          ----------------  ----------------  ----------------  ----------------  ----------------
                          ----------------  ----------------  ----------------  ----------------  ----------------
Cross-currency swaps          $ 1,754,088         $ 406,637          $ 79,737          $ (4,778)        $ 401,859
Equity index call
options                         1,819,150           121,363            22,718            (3,615)          117,748
Put-swaptions                  15,000,000            10,104        25,000,000            (2,198)            7,906
Futures                            65,675                 -                 -                 -                 -
Forwards                          700,000               579                 -                 -               579
Total return swaps              1,053,035            27,028           215,438           (48,226)          (21,198)
Interest rate swaps             4,313,566           151,982         6,213,000          (442,416)         (290,434)
                          ----------------  ----------------  ----------------  ----------------  ----------------
                          ----------------  ----------------  ----------------  ----------------  ----------------
                             $ 24,705,514         $ 717,693      $ 31,530,893        $ (501,233)        $ 216,460
                          ================  ================  ================  ================  ================




                                  DECEMBER 31, 2003
                                OTHER INVESTED ASSETS                OTHER LIABILITIES
                          ----------------------------------  ----------------------------------
                          ----------------------------------  ----------------------------------
                           CONTRACTUAL/                        CONTRACTUAL/                             NET
                             NOTIONAL            FAIR            NOTIONAL            FAIR              FAIR
                              AMOUNT             VALUE            AMOUNT             VALUE             VALUE
                          ----------------  ----------------  ----------------  ----------------  ----------------
                          ----------------  ----------------  ----------------  ----------------  ----------------
Cross-currency swaps          $ 2,425,849         $ 477,782         $ 106,579         $ (13,220)        $ 464,562
Equity index call
options                         1,742,550            96,221                 -                 -            96,221
Put-swaptions                  27,500,000           164,887        10,000,000          (161,221)            3,666
Futures                             3,168                 -                 -                 -                 -
Total return swaps                  3,035             1,506           215,438           (44,147)          (42,641)
Interest rate swaps             6,260,365           269,262         8,316,000          (695,966)         (426,704)
                          ----------------  ----------------  ----------------  ----------------  ----------------
                          ----------------  ----------------  ----------------  ----------------  ----------------
                             $ 37,934,967       $ 1,009,658      $ 18,638,017        $ (914,554)         $ 95,104
                          ================  ================  ================  ================  ================



     SECURITIES LENDING
     The Company has entered into securities lending agreements with an agent bank whereby blocks of securities are loaned to third parties, primarily major brokerage firms. As of December 31, 2004 and 2003, the estimated fair value of loaned securities was $839.4 million and $903.8 million, respectively. The agreements require a minimum of 102 percent of the fair value of the loaned securities to be held as collateral, calculated on a daily basis. To further minimize the credit risks related to this program, the financial condition of counterparties is monitored on a regular basis. Cash collateral received, in the amount of $856.2 million and $921.8 million at December 31, 2004 and 2003, respectively, was invested by the agent bank and included in short-term investments of the Company. A securities lending payable is included in liabilities for cash collateral received.

6.    INVESTMENT INCOME, RISK MANAGEMENT ACTIVITY AND REALIZED GAINS AND LOSSES

     The sources of net investment income by major category are as follows (in thousands):

                                                                       YEARS ENDED DECEMBER 31,
                                                              2004              2003               2002
                                                         ----------------  ----------------   ---------------
                                                         ----------------  ----------------   ---------------
Fixed maturities                                              $2,270,233        $2,325,763        $2,335,329
Other investment income                                          492,210           370,604           281,976
                                                         ----------------  ----------------   ---------------
                                                         ----------------  ----------------   ---------------
Total investment income                                        2,762,443         2,696,367         2,617,305
Less investment expenses                                         (72,498)          (72,852)          (63,252)
                                                         ----------------  ----------------   ---------------
                                                         ----------------  ----------------   ---------------
Net investment income                                         $2,689,945        $2,623,515        $2,554,053
                                                         ================  ================   ===============




     Risk management activity, including gains, losses and change in fair value of derivative instruments and embedded derivatives, is as follows (in thousands):


                                                                       YEARS ENDED DECEMBER 31,
                                                              2004              2003               2002
                                                         ----------------  ----------------   ---------------
                                                         ----------------  ----------------   ---------------
Interest rate swaps                                             $ 16,618         $ (47,088)       $ (445,785)
Interest rate spreadlocks                                          4,024                 -                 -
Put-swaptions                                                      8,390             3,511           (26,474)
Futures                                                              708             4,185             6,354
Equity index call options                                         18,846           (66,119)            9,826
Total return swaps                                                21,701             3,554           (20,454)
Variable annuity embedded derivatives                             20,527           (25,992)                -
                                                         ----------------  ----------------   ---------------
                                                         ----------------  ----------------   ---------------
Risk management activity                                        $ 90,814        $ (127,949)       $ (476,533)
                                                         ================  ================   ===============



     Net realized gains (losses) on investments are as follows (in thousands):


                                                                        YEARS ENDED DECEMBER 31,
                                                              2004              2003               2002
                                                         ----------------  ----------------   ---------------
                                                         ----------------  ----------------   ---------------
Sales of fixed maturities
Gross gains                                               $    263,685      $     261,481      $    262,038
Gross losses                                                     (67,352)         (139,108)         (214,104)
Sales of equities
Gross gains                                                       33,037            19,767            11,238
Gross losses                                                        (685)           (1,018)           (8,664)
Transfers to trading securities                                   (9,300)                -                 -
Impairment losses                                                (80,729)         (202,088)         (529,145)
                                                         ----------------  ----------------   ---------------
                                                         ----------------  ----------------   ---------------
Total                                                          $ 138,656         $ (60,966)       $ (478,637)
                                                         ================  ================   ===============



     Net realized gains (losses) on investments, net of amounts allocated to minority interest, totaled $92.8 million, $(74.9) million and $(457.7) million in 2004, 2003 and 2002, respectively.

     The Company periodically reviews its fixed maturities and equities on a case-by-case basis to determine if any decline in fair value below the carrying value is other than temporary. If it is determined that a decline in value of an investment is temporary, the decline is recorded as an unrealized loss in accumulated other comprehensive income in stockholder's equity. If the decline is considered to be other than temporary, a realized loss is recorded in the consolidated income statement.

     Generally, securities with fair values that are less than 80% of cost and other securities the Company determines are underperforming or potential problem securities are subject to regular review. To facilitate the review, securities with significant declines in value, or where other objective criteria evidencing credit deterioration have been met, are included on a watch list. Among the criteria for securities to be included on a watch list are: credit deterioration that has led to a significant decline in value of the security; a significant covenant related to the security has been breached; or an issuer has filed or indicated a possibility of filing for bankruptcy, has missed or announced it intends to miss a scheduled interest or principal payment, or has experienced a specific material adverse change that may impair its creditworthiness.

     In performing these reviews, the Company considers the relevant facts and circumstances relating to each investment and must exercise considerable judgment in determining whether a security is other than temporarily impaired. Among the factors considered is whether the decline in fair value results from a change in the credit quality of the security itself, or from a downward movement in the market as a whole, and the likelihood of recovering the carrying value based on the near term prospects of the issuer. Unrealized losses that are considered to be primarily the result of market conditions, such as minor increases in interest rates, unusual market volatility or industry-related events, and where the Company also believes there exists a reasonable expectation for recovery in the near term and, furthermore, has the intent and ability to hold the investment until maturity or the market recovery, are usually determined to be temporary.

     To the extent factors contributing to the impairment losses recognized in 2004, 2003 and 2002 affected other investments, such investments were reviewed for other than temporary impairment and losses were recorded if appropriate.

     The Company applies the provisions of EITF Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets" ("EITF 99-20") when evaluating whether impairments on its structured securities, including asset-backed securities and collateralized debt obligations, are other than temporary. The Company regularly reviews future cash flow assumptions and, in accordance with EITF 99-20, if there has been an adverse change in estimated cash flows to be received from a security, an impairment is recognized in net income. For privately placed structured securities, impairment amounts are based on discounted cash flows.

     There are inherent uncertainties in assessing the fair values assigned to the Company's investments and in determining whether a decline in market value is other than temporary. The Company's review of fair value involves several criteria including economic conditions, credit loss experience, other issuer-specific developments and future cash flows. These assessments are based on the best available information at the time. Factors such as market liquidity, the widening of bid/ask spreads and a change in the cash flow assumptions can contribute to future price volatility. If actual experience differs negatively from the assumptions and other considerations used in the consolidated financial statements, unrealized losses currently in accumulated other comprehensive income may be recognized in the consolidated income statement in future periods.

     The Company currently intends to hold available for sale securities with unrealized losses not considered other than temporary until they mature or recover in value. However, if the specific facts and circumstances surrounding a security, or the outlook for its industry sector change, the Company may sell the security and realize a loss.

7.   VALUE OF ACQUIRED INSURANCE

     The value of acquired insurance in-force at acquisition date represents the present value of anticipated profits of the business in-force on November 25, 1986 (the date the Company was acquired by Prudential). The value of acquired insurance in-force was determined by using assumptions as to interest, persistency and mortality. Profits were then discounted to arrive at the value of the insurance in-force.

     The amortization of acquired insurance was as follows (in thousands):


                                                                       YEARS ENDED DECEMBER 31,
                                                              2004              2003               2002
                                                         ----------------  ----------------   ---------------
                                                         ----------------  ----------------   ---------------
Value of acquired insurance:
Balance, beginning of year                                $      66,650     $      86,297      $    104,776
Interest, at rates varying from 6.5% to 9.5%                       5,277             7,174             8,953
Amortization                                                     (26,159)          (26,821)          (27,432)
                                                         ----------------  ----------------   ---------------
                                                         ----------------  ----------------   ---------------
Balance, end of year                                            $ 45,768          $ 66,650          $ 86,297
                                                         ================  ================   ===============




     The estimated future amortization expense of acquired insurance in force, net of interest, is as follows (in thousands):


          2005                                             $ 22,190
          2006                                               23,578
                                                        ---------------
          Total                                            $ 45,768
                                                        ===============

8.   ADOPTION OF SOP 03-1

     Effective January 1, 2004, JNL adopted the Accounting Standards Executive Committee of the American Institute of Certified Public Accountant's Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1"). SOP 03-1 addresses separate account presentation, transfers of assets from the general account to the separate account, valuation of certain insurance liabilities and policy features such as guaranteed minimum death benefits and annuitization benefits and accounting for sales inducements. At January 1, 2004, the Company recorded an $8.9 million gain, net of increased deferred acquisition cost amortization of $16.2 million and federal income tax expense of $4.8 million, as a cumulative effect of change in accounting principle. The gain resulted from reduced reserving requirements for annuitization benefits on two-tiered annuities offset by additional reserves for certain life products with secondary guarantees.

     The Company issues variable contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder (traditional variable annuities). The Company also issues variable annuity and life contracts through separate accounts where the Company contractually guarantees to the contract holder (variable contracts with guarantees) either a) return of no less than total deposits made to the contract adjusted for any partial withdrawals, b) total deposits made to the contract adjusted for any partial withdrawals plus a minimum return, or c) the highest contract value on a specified anniversary date adjusted for any withdrawals following the contract anniversary. These guarantees include benefits that are payable in the event of death (guaranteed minimum death benefit ("GMDB")), annuitization (guaranteed minimum income benefit ("GMIB")), or at specified dates during the accumulation period (guaranteed minimum withdrawal benefit ("GMWB")).

     The assets supporting the variable portion of both traditional variable annuities and variable contracts with guarantees are carried at fair value and reported as summary total separate account assets with an equivalent summary total reported for liabilities. Amounts assessed against the contract holders for mortality, administrative, and other services are included in revenue and changes in liabilities for minimum guarantees are included in death and other policy benefits in the consolidated income statement. Separate account net investment income, net investment gains and losses, and the related liability changes are offset within the same line item in the consolidated income statement.

     At December 31, 2004, the company had variable contracts with guarantees, where net amount at risk is the amount of guaranteed benefit in excess of current account value, as follows:

                                                                                                                         Average
                                                                                                                         Period
                                                                                                        Weighted          until
(dollars in millions)                                     Minimum        Account       Net Amount        Average         Expected
                                                          Return          Value         at Risk       Attained Age     Annuitization
                                                      --------------  -------------  -------------  ---------------- ---------------
Return of net deposits plus a minimum return
             GMDB                                         0% - 5%         $ 8,304        $ 1,457       63.4 years
             GMIB                                         0% - 6%         $ 1,443        $    10                         8.5 years
             GMWB                                                         $ 1,914        $   < 1
Highest specified anniversary account value minus
     withdrawals post-anniversary - GMDB                                  $   869        $     3       63.5 years
Combination net deposits plus minimum return, highest
     specified anniversary account value minus
     withdrawals post-anniversary - GMDB                  0% - 5%         $ 1,088        $    46       60.3 years



     Account balances of contracts with guarantees were invested in variable separate accounts as follows (in millions):


        Fund type:
        Equity                                  $ 8,659
        Bond                                        892
        Balanced                                    615
        Money market                                100
                                              ----------
                                              ----------
        Total                                  $ 10,266
                                              ==========



     GMDB liabilities, before reinsurance, reflected in the general account are as follows (in millions):


Balance at January 1, 2004                                         $ 50.1
Incurred guarantee benefits                                          19.1
Paid guarantee benefits                                             (27.2)
                                                                ----------
                                                                ----------
Balance at December 31, 2004                                       $ 42.0
                                                                ==========
                                                                ==========
Balance at December 31, 2004, net of reinsurance                    $ 0.9
                                                                ==========

     The GMDB liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

     The following assumptions and methodology were used to determine the GMDB liability at December 31, 2004:

     1)   Use of a series of deterministic investment performance scenarios.

     2) Mean investment performance assumption of 8.4% after investment management fees, but before investment advisory fees and mortality and expense charges.

     3)   Mortality equal to 90 percent of the Annuity 2000 table.

     4) Lapse rates varying by contract type and duration and ranging from 2 percent to 20 percent, with an average of 5 percent.

     5)   Discount rate of 8.4%.

     Guaranteed minimum withdrawal benefits are considered to be derivatives under FAS 133 and are recognized at fair value, with the change in fair value included in risk management activity.

     The GMIB liability is determined each period end by estimating the expected value of the annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used for calculating the GMIB liability at December 31, 2004, are consistent with those used for calculating the GMDB liability. JNL's GMIB benefit has been issued only since 2002, and projected excess benefits are minimal at December 31, 2004.

     OTHER LIABILITIES - INSURANCE AND ANNUITIZATION BENEFITS
     The Company has established additional reserves for life insurance business due to: universal life ("UL") plans with secondary guarantees, interest-sensitive life plans that exhibit "profits followed by loss" patterns and account balance adjustments to tabular guaranteed cash values on one interest sensitive life plan. The Company also has a small closed block of two-tier annuities, where different crediting rates are used for annuitization and surrender benefit calculations, for which a liability was established to cover future annuitization benefits in excess of surrender values. Prior to adoption of SOP 03-1, this liability was the high-tier fund which used the higher crediting rate associated with annuitization. At the implementation of SOP 03-1, the total liability for this block was revised to the low-tier fund using the lower crediting rate associated with surrenders plus the SOP 03-1 annuitization reserve, for a net decrease of $36 million.

     Liabilities for these benefits have been established according to the methodology prescribed in SOP 03-1, as follows:


Benefit Type                     December 31, 2004    Net Amount    Weighted
                                     Liability         at Risk       Average
                                   (in millions)    (in millions)*  Attained
                                                                       Age
--------------------------------------------------------------------------------
UL insurance benefit                  $ 29           $ 4,393        54.2 years
Two-tier annuitization                $  8           $    40        59.4 years
ISWL account balance adjustment       $ 28               n/a          n/a


     * Net amount at risk ("NAR") for the UL benefits is for the total of the plans containing any policies having projected non-zero excess benefits, and thus may include NAR for some policies with zero excess benefits.

     The following assumptions and methodology were used to determine the UL insurance benefit liability at December 31, 2004:

     1)   Use of a series of deterministic premium persistency scenarios.

     2) Other experience assumptions similar to those used in amortization of deferred acquisition costs.

     3) Discount rates equal to the credited interest rates, approximately 4%-5% projected.

     The following assumptions and methodology were used to determine the two-tier annuitization benefit liability at December 31, 2004:

     1) Use of a series of deterministic scenarios, varying by surrender rate and annuitization rate.

     2) Other experience assumptions similar to those used in amortization of deferred acquisition costs.

     3) Discount rates are equal to credited interest rates, approximately, 3%-5% projected.

9.   NOTES PAYABLE

     The aggregate carrying values and fair values of notes payable at December 31, 2004 and 2003 are as follows (in thousands):


                                                     DECEMBER 31,
                                                        2004                              2003
                                           -------------------------------   -------------------------------
                                           -------------------------------   -------------------------------
                                              CARRYING                          CARRYING
                                                VALUE        FAIR VALUE          VALUE        FAIR VALUE
                                           -------------------------------   -------------------------------
                                           -------------------------------   -------------------------------
Surplus notes                                    $ 249,237      $ 310,790         $ 249,223       $ 296,470
PPMA Funds                                               -              -            43,254          38,929
Tuscany notes                                      228,389        228,389           229,919         229,919
Mortgage loans                                      17,765         17,765                 -               -
VIE equity classes                                   8,500          8,500                 -               -
                                           -------------------------------   -------------------------------
                                           -------------------------------   -------------------------------
Total                                            $ 503,891      $ 565,444         $ 522,396       $ 565,318
                                           ===============================   ===============================




     SURPLUS NOTES
     On March 15, 1997, the Company issued 8.15% Surplus Notes (the "Notes") in the principal amount of $250 million due March 15, 2027. The Notes were issued pursuant to Rule 144A under the Securities Act of 1933, and are unsecured and subordinated to all present and future indebtedness, policy claims and other creditor claims.

     Under Michigan Insurance law, the Notes are not part of the legal liabilities of the Company and are considered capital and surplus for statutory reporting purposes. Payments of interest or principal may only be made with the prior approval of the Commissioner of Insurance of the State of Michigan and only out of surplus earnings which the Commissioner determines to be available for such payments under Michigan Insurance law. The Notes may not be redeemed at the option of the Company or any holder prior to maturity.

     Interest is payable semi-annually on March 15 and September 15 of each year. Interest paid on the Notes was $20.4 million in 2004, 2003 and 2002.

     PPMA FUNDS
     Consolidation of the PPMA Funds results in the debt obligations of the funds being reflected in the Company's consolidated financial statements.

     SIF I issued $70.0 million of 8.36% Subordinated Secured Notes ("SIF I Notes") due December 15, 2005. Interest was due semi-annually. The SIF I Notes were collateralized and secured pursuant to an indenture between the issuer and Chase Bank of Texas, N.A., as trustee. During 2004, the notes were redeemed at a $0.3 million premium to their carrying value.

     SIF I also entered into a Senior Secured Credit Facility ("SIF I Facility") under which it could borrow up to $200.0 million. The SIF I Facility was a revolving extendable credit facility which matured on June 15, 2004. Borrowings under the SIF I Facility bore interest at a variable rate. SIF I chose rates based on the Eurodollar loan rate plus 1.75% per annum, or the higher of the Prime lending rate of Bankers Trust Company and the Fed Funds effective rate plus .50% per annum.

     CBO II issued $71.0 million of 7.8% Subordinated Secured Notes ("CBO II Notes") due December 15, 2004. Interest was due semi-annually. The CBO II Notes were secured pursuant to an indenture between the issuer and Texas Commerce Bank, N.A., as trustee. During 2004, the notes were redeemed at their carrying value.

     CBO II also entered into a Senior Secured Credit Facility ("CBO II Facility") under which it could borrow up to $236.5 million. The CBO II Facility was a revolving extendable credit facility which matured on June 15, 2003. Borrowings under the CBO II Facility bore interest at a variable rate. CBO II chose rates based on the Eurodollar loan rate plus 1.00% per annum, or the higher of the Prime lending rate of Bankers Trust Company and the Fed Funds effective rate plus .50% per annum.

     There were no outstanding debt balances on the PPMA Funds at December 31, 2004. Outstanding debt balances at December 31, 2003 were $30.3 million in SIF I and $13.0 million in CBO II.

     Interest paid on the debt totaled $4.7 million, $11.5 million and $11.8 million in 2004, 2003 and 2002, respectively.

     TUSCANY NOTES
     On December 19, 2001, Tuscany CDO, Limited, a VIE in which JNL is the primary beneficiary, issued $900.0 million of senior and subordinated notes. At issuance, the most senior notes, initially totaling $450.0 million, due February 25, 2010 were sold to unrelated parties with the remaining senior and subordinated notes retained by the Company. In 2003, the second most senior notes, initially totaling $129.0 million, due February 25, 2015 were sold to unrelated parties. The most senior notes bear interest at Libor plus .38% and the second most senior notes bear interest at Libor plus .47% (collectively, "Tuscany Notes"). At December 31, 2004 and 2003, the weighted average rate on the Tuscany Notes was 2.38% and 1.57%, respectively. Interest paid totaled $3.7 million, $3.5 million and $7.9 million in 2004, 2003 and 2002, respectively.

     MORTGAGE LOANS
     Certain real estate VIEs have outstanding mortgage loans at a weighted average interest rate of 7.57% at December 31, 2004, with maturities through June 2006. Interest paid totaled $160 thousand in 2004.

     VIE EQUITY CLASSES
     Certain of the VIEs have "equity" classes issued in the form of non-investment grade debt with maturities through November 2013. Accordingly, these equity classes are classified as notes payable rather than minority interest in the consolidated balance sheets. These notes accrue contingent interest in addition to the stated coupon. The outstanding principal amounts accrue interest at a weighted average interest rate of 6.54% at December 31, 2004. Interest paid on the notes in 2004 totaled $456 thousand.

10.  REVERSE REPURCHASE AGREEMENTS

     During 2004 and 2003, the Company entered into reverse repurchase and dollar roll repurchase agreements whereby the Company agreed to sell and repurchase securities. These activities have been accounted for as financing transactions, with the assets and associated liabilities included in the consolidated balance sheets. Short-term borrowings under such agreements averaged $10.5 million and $1,493.1 million during 2004 and 2003, respectively, at weighted average interest rates of 1.80% and 0.67%, respectively. There was no outstanding balance under such borrowings at December 31, 2004 or 2003. Interest paid totaled $0.2 million, $10.1 million and $5.2 million in 2004, 2003 and 2002, respectively. The highest level of short-term borrowings at any month end was $460.0 million in 2004, and $2,481.1 million in 2003.

11.  REINSURANCE

     The Company assumes and cedes reinsurance from and to other insurance companies in order to limit losses from large exposures; however, if the reinsurer is unable to meet its obligations, the originating issuer of the coverage retains the liability. The maximum amount of life insurance risk retained by the Company on any one life is generally $1.5 million. Amounts not retained are ceded to other companies on a yearly renewable-term or a coinsurance basis.

     Effective December 31, 2002, upon approval of the Michigan Commissioner of Insurance, JNL ceded the guaranteed minimum death benefit coverage associated with variable annuities to an affiliate, Prudential Atlantic Reinsurance Company, Dublin, Ireland ("PARC"). PARC is a wholly owned subsidiary of Prudential. The income statement impact of the treaty is immaterial, as the reinsurance premium and claims approximate the change in the GMDB reserve.

     The effect of reinsurance on premiums is as follows (in thousands):

                                                                      YEARS ENDED DECEMBER 31,
                                                             2004              2003              2002
                                                        ----------------  ----------------  ----------------
                                                        ----------------  ----------------  ----------------
Direct life premiums                                          $ 314,168         $ 327,425         $ 338,093
Assumed life premiums                                                 6                 7              (277)
Less reinsurance ceded:
Life                                                           (126,778)         (126,829)         (126,122)
Annuity                                                         (25,054)          (27,192)          (59,000)
                                                        ----------------  ----------------  ----------------
                                                        ----------------  ----------------  ----------------
Total net premiums                                            $ 162,342         $ 173,411         $ 152,694
                                                        ================  ================  ================



     Premiums ceded to PARC totaled $20.2 million, $25.0 million and $59.0 million during 2004, 2003 and 2002, respectively.

     Components of the reinsurance recoverable asset are as follows (in thousands):

                                                                   DECEMBER 31,
                                                             2004              2003
                                                        ----------------  ----------------
                                                        ----------------  ----------------
Ceded reserves:
Life                                                          $ 566,007         $ 504,537
Annuity
                                                                 41,113            46,313
Ceded claims liability
                                                                 22,728            18,965
Ceded-other
                                                                 10,909             8,609
                                                        ----------------  ----------------
                                                        ----------------  ----------------
Total                                                         $ 640,757         $ 578,424
                                                        ================  ================
                                                        ================  ================



     Reserves reinsured through Brooke Life were $61.2 million and $63.7 million at December 31, 2004 and 2003, respectively. Reserves reinsured through PARC were $41.1 million and $43.9 million at December 31, 2004 and 2003, respectively.

12.  FEDERAL INCOME TAXES

     The components of the provision for federal income taxes are as follows (in thousands):

                                                                      YEARS ENDED DECEMBER 31,
                                                             2004              2003              2002
                                                        ----------------  ----------------  ----------------
                                                        ----------------  ----------------  ----------------
Current tax expense                                           $  87,196         $ 107,313         $ 125,202
Deferred tax expense (benefit)                                  216,880                           (284,448)
                                                                                   57,681
                                                        ----------------  ----------------  ----------------
                                                        ----------------  ----------------  ----------------

Federal income tax expense (benefit)                          $ 304,076         $ 164,994       $ (159,246)
                                                        ================  ================  ================
                                                        ================  ================  ================

     Federal income tax expense reported for discontinued operations totaled $40.6 million, $9.2 million and $10.8 million in 2004, 2003, and 2002, respectively.

     The federal income tax provisions differ from the amounts determined by multiplying pretax income by the statutory federal income tax rate of 35% for 2004, 2003 and 2002 as follows (in thousands):

                                                                      YEARS ENDED DECEMBER 31,
                                                             2004              2003              2002
                                                        ----------------  ----------------  ----------------
                                                        ----------------  ----------------  ----------------
Income taxes at statutory rate                                $ 304,123         $ 164,970        $ (159,830)
Other                                                               (47)               24               584
                                                        ----------------  ----------------  ----------------
                                                        ----------------  ----------------  ----------------
Provision for federal income taxes                            $ 304,076         $ 164,994        $ (159,246)
                                                        ================  ================  ================
                                                        ================  ================  ================

Effective tax rate                                                35.0%             35.0%             34.9%
                                                        ================  ================  ================


     Federal income taxes paid (received) were $105.5 million, $171.1 million and $(54.1) million in 2004, 2003 and 2002, respectively.

     The tax effects of significant temporary differences that give rise to deferred tax assets and liabilities are as follows (in thousands):

                                                                                     DECEMBER 31,
                                                                               2004              2003
                                                                          ----------------  ----------------
                                                                          ----------------  ----------------
Gross deferred tax asset
Policy reserves and other insurance items                                       $ 686,029         $ 640,042
Difference between financial reporting and the tax basis of:
Investments                                                                       314,679           608,768
Deferred compensation                                                              46,016            37,279
Other, net                                                                         54,601            13,025
                                                                          ----------------  ----------------
                                                                          ----------------  ----------------
Total gross deferred tax asset                                                  1,101,325         1,299,114
                                                                          ----------------  ----------------
                                                                          ----------------  ----------------

GROSS DEFERRED TAX LIABILITY
Deferred acquisition costs and sales inducements                                 (568,631)         (483,990)
Difference between financial reporting and the tax basis of:
Value of the insurance in-force                                                   (16,019)          (23,328)
Other assets                                                                      (11,323)           (9,046)
Net unrealized gains on available for sale securities                            (670,846)         (754,697)
Other, net                                                                         (1,444)           (9,367)
                                                                          ----------------  ----------------
                                                                          ----------------  ----------------
Total gross deferred tax liability                                             (1,268,263)       (1,280,428)
                                                                          ----------------  ----------------
                                                                          ----------------  ----------------

Net deferred tax asset (liability)                                         $   (166,938)     $      18,686
                                                                          ================  ================
                                                                          ================  ================

     Management believes that it is more likely than not that the results of future operations will generate sufficient taxable income to realize the deferred tax asset.

     At December 31, 2004, the Company had a federal tax capital loss carryforward of approximately $91.7 million, which will expire in the year 2008.

13.  COMMITMENTS AND CONTINGENCIES

     The Company and its subsidiaries are involved in litigation arising in the ordinary course of business. It is the opinion of management that the ultimate disposition of such litigation will not have a material adverse affect on the Company's financial condition or results of operations. JNL has been named in civil litigation proceedings which appear to be substantially similar to other class action litigation brought against many life insurers alleging misconduct in the sale of insurance products. The Company generally accrues for legal contingencies once the contingency is deemed to be probable and estimable. Accordingly, at December 31, 2004 and 2003, JNL had recorded accruals totaling $20.8 million and $13.5 million, respectively.

     State guaranty funds provide payments for policyholders of insolvent life insurance companies. These guaranty funds are financed by assessments to solvent insurance companies based on location, volume and types of business. The Company estimated its reserve for future state guaranty fund assessments based on data received from the National Organization of Life and Health Insurance Guaranty Associations. Based on data received at the end of 2004 and 2003, the Company's reserve for future state guaranty fund assessments was $18.9 million and $45.7 million, respectively. The Company believes the reserve is adequate for all anticipated payments for known insolvencies.

     The Company has unfunded commitments related to its investments in limited partnerships totaling $300.8 million and $386.3 million at December 31, 2004 and 2003, respectively.

     The Company leases office space, land and equipment under several operating leases that expire at various dates through 2051. Certain leases include escalating lease rates and, as a result, at December 31 2004, JNL recorded a liability of $2.5 million for future lease payments. In 2002, JNL sold and leased back certain aircraft and computer software valued at $39.9 million. There was no gain or loss on the sale-leaseback transactions. Lease expense was $25.6 million, $30.1 million and $13.7 million in 2004, 2003 and 2002, respectively. Future minimum payments under these noncancellable operating leases are as follows (in thousands):

      2005                                        $ 5,513
      2006                                          5,565
      2007                                          5,515
      2008                                          5,731
      2009                                          3,975
      Thereafter                                    1,747
                                           ---------------
      Total                                      $ 28,046
                                           ===============

     JNL subleased office space under several operating leases that expire at various dates through 2008. Total future lease income to be received on the subleased property is $2.8 million. Lease income for the subleased property totaled $0.7 million and $0.2 million in 2004 and 2003, respectively.

14.  STOCKHOLDER'S EQUITY

     Under Michigan Insurance Law, dividends on capital stock can only be distributed out of earned surplus, unless the Commissioner approves the dividend prior to payment. Furthermore, without the prior approval of the Commissioner, dividends cannot be distributed if all dividends made within the preceding 12 months exceed the greater of statutory net gain from operations or 10% of the Company's statutory surplus for the prior year. In 2005, the maximum amount of dividends that can be paid by the Company without prior approval of the Commissioner under this limitation approximates $414 million.

     The Company received capital contributions from its parent of $28.7 million in 2004 and $49.3 million in 2003. The capital contributions included $28.7 million and $29.3 million in 2004 and 2003, respectively, from Brooke Life forgiving an intercompany tax liability. Dividend payments were $120.0 million, $85.2 million and $142.0 million in 2004, 2003 and 2002, respectively.

     Statutory capital and surplus of the Company was $3.1 billion and $3.0 billion at December 31, 2004 and 2003, respectively. Statutory net income
     (loss) of the Company was $616.3 million, $148.3 million and $(258.4) million in 2004, 2003 and 2002, respectively.

     The Office of Financial and Insurance Services granted a permitted practice effective January 1, 2003 with respect to accounting for derivatives. This permitted practice resulted in a decrease to statutory surplus of approximately $66.3 million and $39.1 million at December 31, 2004 and 2003, respectively.

15.  OTHER RELATED PARTY TRANSACTIONS

     The Company's investment portfolio is managed by PPM America, Inc. ("PPMA"), a registered investment advisor, and PPM Finance, Inc. (collectively, "PPM"). PPM is ultimately a wholly owned subsidiary of Prudential. The Company paid $33.2 million, $32.7 million and $32.9 million to PPM for investment advisory services during 2004, 2003 and 2002, respectively.

     In 2004, JNL issued $13 million in loans to Brooke Holdings, Inc. The loans are unsecured and mature on December 31, 2005 with an interest rate of 1.75% per annum. Interest on these loans totaled $223.6 thousand during 2004.

     Included in notes payable is debt in the amount of $3.5 million payable to affiliates PPM Holdings, Inc. ("PPMH") and PPMA at December 31, 2004. Interest accrued on this debt, including contingent interest, of $8.2 million is included in other liabilities at December 31, 2004. Outstanding principal amounts accrue interest at a weighted average interest rate of 6.54% at December 31, 2004. Interest paid to PPMH and PPMA totaled $182 thousand in 2004.

     In 2003, JNL entered into shared services administrative agreements with affiliates PPMA and National Planning Holding Company, Inc. ("NPH"). Under the shared services administrative agreements, JNL allocated $6.3 million and $7.1 million of certain management and corporate services expenses to affiliates in 2004 and 2003, respectively.

     In 2003, JNL provided a $40.0 million revolving credit facility to PPMA. The loan is unsecured, matures on September 9, 2008, accrues interest at LIBOR plus 2% per annum, and has a commitment fee of 0.25% per annum. There was no balance outstanding at December 31, 2004 or 2003. The highest outstanding loan balance during 2004 and 2003 was $15.0 million and $20.0 million, respectively. Interest and commitment fees totaled $124 thousand and $100 thousand during 2004 and 2003, respectively.

     In 2003, JNL provided a $20.0 million revolving credit facility to Investment Centers of America, Inc., a wholly owned subsidiary of NPH. The loan is unsecured, matures on November 14, 2008, accrues interest at LIBOR plus 2% per annum, and has a commitment fee of 0.10% per annum. There was no balance outstanding at December 31, 2004 or 2003. The highest outstanding loan balance during 2004 and 2003 was $12.0 million and $6.5 million, respectively. Interest and commitment fees totaled $24 thousand and $6 thousand in 2004 and 2003, respectively.

16.  BENEFIT PLANS

     The Company has a defined contribution retirement plan covering substantially all employees. To be eligible, an employee must have attained the age of 21 and completed at least 1,000 hours of service in a 12-month period. The Company's annual contributions, as declared by the board of directors, are based on a percentage of eligible compensation paid to participating employees during the year. The Company's expense related to this plan was $7.8 million, $7.4 million and $6.4 million in 2004, 2003 and 2002, respectively.

     The Company maintains non-qualified voluntary deferred compensation plans for certain agents and employees. At December 31, 2004 and 2003, the liability for such plans totaled $132.8 million and $113.2 million, respectively. JNL invests general account assets in selected mutual funds in amounts similar to participant elections as a hedge against significant movement in the payout liability. The Company's expense related to these plans was $20.7 million, $1.5 million and $2.4 million in 2004, 2003 and 2002, respectively.

17.  ACQUISITION OF LIFE INSURANCE COMPANY OF GEORGIA

     On November 18, 2004, the Company announced that it had entered into a definitive agreement to acquire the operations of Life Insurance Company of Georgia, a wholly owned life insurance subsidiary of ING Groep, N.V. based in Atlanta, Georgia. The transaction will be accounted for as a purchase and is expected to close during the second quarter of 2005 (pending regulatory approvals) at an expected purchase price of approximately $254.0 million.

PART C.  OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

          (a)  Financial Statements:

               (1)  Financial  statements  and  schedules  included  in  Part A:
                          Not Applicable

               (2)  Financial statements and schedules included in Part B

                    Jackson National Separate Account - I:

                    Report of Independent Registered Public Accounting Firm Statement of Assets and Liabilities as of
                         December 31, 2004
                    Statement of Operations for the Year Ended
                         December 31, 2004
                    Statement of Cash Flows for the Year Ended
                         December 31, 2004
                    Statement of Changes in Net Assets for the Years Ended
                         December 31, 2004, December 31, 2003 and
                         December 31, 2002
                    Notes to Financial Statements

                    Jackson National Life Insurance Company:

                    Report of Independent Registered Public Accounting Firm Consolidated Balance Sheets as of December 31,
                         2004 and 2003
                    Consolidated Income Statements for the
                         years ended December 31, 2004, 2003, and 2002
                     Consolidated Statements of Stockholder's Equity and
                         Comprehensive Income for the years ended December 31, 2004, 2003, and 2002
                    Consolidated Statements of Cash flows for the
                         years ended December 31, 2004, 2003, and 2002
                    Notes to Consolidated Financial Statements

Item 24.(b)  Exhibits

Exhibit
No.             Description

1. Resolution of Depositor's Board of Directors authorizing the establishment of the Registrant, incorporated by reference to the Registrant's Post-Effective Amendment No. 9, filed on April 21, 1999 (File Nos. 33-82080 and 811-08664).

2.       Not Applicable

3.a. General Distributor Agreement dated May 24, 1995, incorporated by reference to the Registrant's Post-Effective Amendment No. 3, filed on April 30, 1996 (File Nos. 33-82080 and 811-08664).

b. General Distributor Agreement dated June 30, 1998, incorporated by reference to the Registrant's Post-Effective Amendment No. 11, filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

4.a.     Specimen of the Perspective II Fixed and Variable Annuity
         Contract, incorporated by reference to the Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-08664).

b. Specimen of Tax Sheltered Annuity Endorsement, incorporated by reference to the Registrant's Pre-Effective Amendment No. 1 filed on December 19, 2001 (File Nos. 333-70472 and 811-08664).

c. Specimen of Retirement Plan Endorsement, incorporated by reference to the Registrant's Pre-Effective Amendment No. 1 filed on December 19, 2001 (File Nos. 333-70472 and 811-08664).

d. Specimen of Individual Retirement Annuity Endorsement, incorporated by reference to the Registrant's Pre-Effective Amendment No. 1 filed on December 19, 2001 (File Nos. 333-70472 and 811-08664).

e. Specimen of Roth IRA Endorsement, incorporated by reference to the Registrant's Pre-Effective Amendment No. 1 filed on December 19, 2001 (File Nos. 333-70472 and 811-08664).

f. Specimen of Earnings Protection Benefit Endorsement, incorporated by reference to the Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-08664).

g. Specimen of 5% Compounded Death Benefit Endorsement, incorporated by reference to the Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-08664).

h. Specimen of Combination Death Benefit Endorsement, incorporated by reference to the Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-08664).

i. Specimen of Maximum Anniversary Value Death Benefit Endorsement, incorporated by reference to the Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-08664).

j. Specimen of 20% Additional Free Withdrawal Benefit Endorsement, incorporated by reference to the Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-08664).

k. Specimen of Five-Year Withdrawal Charge Schedule Endorsement, incorporated by reference to the Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-08664).

l. Specimen of 2% Contract Enhancement Endorsement, incorporated by reference to the Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-08664).

m. Specimen of 3% Contract Enhancement Endorsement, incorporated by reference to the Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-8664).

n. Specimen of 4% Contract Enhancement Endorsement, incorporated by reference to the Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-08664).

o. Specimen of 5% Contract Enhancement Endorsement, incorporated by reference to the Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-08664).

p. Specimen of Guaranteed Minimum Income Benefit Endorsement, incorporated by reference to the Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-08664).

q. Specimen of Preselected Death Benefit Option Election Endorsement, incorporated by reference to the Registrant's Pre-Effective Amendment No. 1 filed on December 19, 2001 (File Nos. 333-70472 and 811-08664).

r. Specimen of Reduced Administration Charge Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 1 filed on April 29, 2002 (File Nos. 333-70472 and 811-08664).

s. Specimen of 2% Contract Enhancement Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 1 filed on April 29, 2002 (File Nos. 333-70472 and 811-08664).

t. Specimen of 3% Contract Enhancement Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 1 filed on April 29, 2002 (File Nos. 333-70472 and 811-08664).

u. Specimen of 4% Contract Enhancement Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 1 filed on April 29, 2002 (File Nos. 333-70472 and 811-08664).

v. Specimen of Guaranteed Minimum Withdrawal Benefit endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 4 filed on November 1, 2002 (File Nos. 333-70472 and 811-08664).

w. Specimen of Fixed Account Options Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 4 filed on November 1, 2002 (File Nos. 333-70472 and 811-08664).

x. Specimen of Maximum Anniversary Value Death Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 6 filed on June 11, 2003 (File Nos. 333-70472 and 811-08664).

y. Specimen of 5% Compounded Death Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 6 filed on June 11, 2003 (File Nos. 333-70472 and 811-8664).

z. Specimen of Combination Death Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 6 filed on June 11, 2003 (File Nos. 333-70472 and 811-08664).

aa. Specimen of 4% Contract Enhancement Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 6 filed on June 11, 2003 (File Nos. 333-70472 and 811-08664).

bb. Specimen of 3% Contract Enhancement Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 6 filed on June 11, 2003 (File Nos. 333-70472 and 811-8664).

cc. Specimen of 2% Contract Enhancement Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 6 filed on June 11, 2003 (File Nos. 333-70472 and 811-08664).

dd. Specimen of 4% Compounded Death Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 6 filed on June 11, 2003 (File Nos. 333-70472 and 811-08664).

ee. Specimen of Combination Death Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 6 filed on June 11, 2003 (File Nos. 333-70472 and 811-08664).

ff. Specimen of 3 Year Withdrawal Charge Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 6 filed on June 11, 2003 (File Nos. 333-70472 and 811-08664).

gg. Specimen of Guaranteed Minimum Income Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 9 filed on February 27, 2004 (File Nos. 333-70472 and 811-08664).

hh. Specimen of the Perspective II Fixed and Variable Annuity contract, incorporated by reference to the Registrant's Post-Effective Amendment No. 9 filed on February 27, 2004 (File Nos. 333-70472 and 811-08664).

ii. Specimen of the Perspective II Fixed and Variable Annuity contract, incorporated by reference to the Registrant's Post-Effective Amendment No. 11, filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

jj. Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 11, filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

kk. Specimen of 4% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 11, filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

ll. Specimen of Guaranteed Minimum Income Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 11, filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

mm. Specimen of 4% Roll-Up Death Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 11, filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

nn. Specimen of Combination 4% Roll-up and Highest Anniversary Value Death Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 11, filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

oo. Specimen of 5% Roll-Up Death Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 11, filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

pp. Specimen of Combination 5% Roll-up and Highest Anniversary Value Death Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 11, filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

qq. Specimen of Highest Anniversary Value Death Benefit, incorporated by reference to the Registrant's Post-Effective Amendment No. 11, filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

rr. Specimen of 5 Year Withdrawal Charge Schedule, incorporated by reference to the Registrant's Post-Effective Amendment No. 11, filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

ss. Specimen of 3 Year Withdrawal Charge Schedule, incorporated by reference to the Registrant's Post-Effective Amendment No. 11, filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

tt. Specimen of Individual Retirement Annuity Endorsement, incorporated by reference to the Registrant's Registration Statement filed on August 19, 2004 (File Nos. 333-118368 and 811-08664).

uu. Specimen of Roth IRA Endorsement, incorporated by reference to the Registrant's Registration Statement filed on August 19, 2004
         (File Nos. 333-118368 and 811-08664).

vv. Specimen of Charitable Remainder Trust Endorsement, incorporated by reference to the Registrant's Pre-Effective Amendment filed on December 23, 2004 (File Nos. 333-11368 and 811-08664).

ww. Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated by reference to the Registrant's Registration Statement filed on December 30, 2004 (File Nos. 333-121777 and 811-08664).

xx. Specimen of Guaranteed Minimum Withdrawal Benefit Endosement, incorporated by reference to the Registrant's Pre-Effective Amendment filed on December 30, 2004 (File Nos. 333-119656 and 811-08664).

5.a. Form of the Perspective II Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-08664).

b. Form of the Perspective II Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Post-Effective Amendment No. 5, filed on May 1, 2003 (File Nos. 333-70472 and 811-08664).

c. Form of the Perspective II Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Post-Effective Amendment No. 6 filed on June 11, 2003 (File Nos. 333-70472 and 811-08664).

d. Form of the Perspective II Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Post-Effective Amendment No. 9 filed on February 27, 2004 (File Nos. 333-70472 and 811-08664).

e. Form of the Perspective II Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Post-Effective Amendment No. 11, filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

f. Form of the Fifth Third Perspective Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Post-Effective Amendment No. 12, filed on September 17, 2004 (File Nos. 333-70472 and 811-08664).

6.a. Articles of Incorporation of Depositor, incorporated by reference to the Registrant's Post-Effective Amendment No. 3, filed on April 30, 1996 (File Nos. 33-82080 and 811-08664).

b. By-laws of Depositor, incorporated by reference to the Registrant's Post-Effective Amendment No. 3, filed on April 30, 1996 (File Nos. 33-82080 and 811-08664).

7.a. Variable Annuity Guaranteed Minimum Death Benefit Reinsurance Agreement, incorporated by reference to the Registrant's Post-Effective Amendment No. 7, filed on August 11, 2003 (File Nos. 33-82080 and 811-08664).

b. Variable Annuity GMIB Reinsurance Agreement, incorporated by reference to the Registrant's Post-Effective Amendment No. 7, filed on August 11, 2003 (File Nos. 33-82080 and 811-08664).

c. Variable Annuity Guaranteed Minimum Death Benefit Reinsurance Agreement, incorporated by reference to the Registrant's Post-Effective Amendment No. 8, filed on December 15, 2003 (File Nos. 33-82080 and 811-08664).

d. Variable Annuity Guaranteed Minimum Death Benefit Reinsurance Agreement, incorporated by reference to the Registrant's Post-Effective Amendment No. 11, filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

8.       Not Applicable

9.       Opinion and Consent of Counsel, attached hereto.

10. Consent of Independent Registered Public Accounting Firm, attached hereto.

11.      Not Applicable

12.      Not Applicable

13. Computation of Performance, incorporated by reference to the Registrant's Post-Effective Amendment No. 17, filed on October 5, 2001 (File Nos. 33-82080 and 811-08664).

13.a. Computation of Performance, incorporated by reference to the Registrant's Post-Effective Amendment No. 1 filed on April 29, 2002 (File Nos. 333-70472 and 811-08664).

Item 25. Directors and Officers of the Depositor

         Name and Principal                 Positions and Offices
         Business Address                   with Depositor

         Richard D. Ash                     Vice President -
         1 Corporate Way                    Actuary & Appointed Actuary
         Lansing, MI 48951

         John B. Banez                      Vice President -
         1 Corporate Way                    Systems and Programming
         Lansing, MI 48951

         James Binder                       Vice President -
         1 Corporate Way                    Finance and Corporate Strategy
         Lansing, MI 48951

         John H. Brown                      Vice President - Government
         1 Corporate Way                    Relations
         Lansing, MI 48951

         Joseph Mark Clark                  Vice President -
         1 Corporate Way                    Policy Administration
         Lansing, MI 48951

         Marianne Clone                     Vice President - Administration
         1 Corporate Way
         Lansing, MI 48951

         James B. Croom                     Vice President &
         1 Corporate Way                    Deputy General Counsel
         Lansing, MI 48951

         Gerald W. Decius                   Vice President -
         1 Corporate Way                    Systems Application Coordinator
         Lansing, MI 48951

         Lisa C. Drake                      Senior Vice President & Chief
         1 Corporate Way                    Actuary
         Lansing, MI 48951

         Robert A. Fritts                   Senior Vice President &
         1 Corporate Way                    Controller - Financial
         Lansing, MI 48951                  Operations

         James D. Garrison                  Vice President - Tax
         1 Corporate Way
         Lansing, MI 48951

         Julia A. Goatley                   Assistant Vice President & Associate
         1 Corporate Way                    General Counsel & Assistant
         Lansing, MI 48951                  Secretary

         James Golembiewski                 Vice President - & Chief Compliance
         1 Corporate Way                    Officer for Separate Accounts
         Lansing, MI 48951

         Andrew B. Hopping                  Executive Vice President,
         1 Corporate Way                    Chief Financial Officer,
         Lansing, MI 48951                  Treasurer & Director

         Stephen A. Hrapkiewicz, Jr.        Senior Vice President - Human
         1 Corporate Way                    Resources
         Lansing, MI 48951

         Clifford J. Jack                   Executive Vice President and
         8055 E. Tufts Avenue               Chief Distribution Officer
         Suite 1000
         Denver, CO 80237

         Cheryl L. Johns                    Vice President - Life Division
         1 Corporate Way
         Lansing, MI 48951

         Timo P. Kokko                      Vice President - Support Services
         1 Corporate Way
         Lansing, MI 48951

         Everett W. Kunzelman               Vice President - Underwriting
         1 Corporate Way
         Lansing, MI 48951

         Lynn W. Lopes                      Vice President - Group Pension
         1 Corporate Way
         Lansing, MI 48951

         Clark P. Manning                   President & Chief Executive Officer
         1 Corporate Way                    & Director
         Lansing, MI 48951

         Thomas J. Meyer                    Senior Vice President,
         1 Corporate Way                    General Counsel & Secretary
         Lansing, MI 48951

         Keith R. Moore                     Vice President - Technology
         1 Corporate Way
         Lansing, MI 48951

         Jacky Morin                        Vice President - Group Pension
         1 Corporate Way
         Lansing, MI 48951

         P. Chad Myers                      Senior Vice President - Asset/
         1 Corporate Way                    Liability Management
         Lansing, MI 48951

         J. George Napoles                  Executive Vice President &
         1 Corporate Way                    Chief Administration Officer
         Lansing, MI 48951

         Mark D. Nerud                      Vice President - Fund
         225 W. Wacker Drive                Accounting and Administration
         Suite 1200
         Chicago, IL 60606

         Russell E. Peck                    Vice President & Assistant
         1 Corporate Way                    Controller - Financial Reporting
         Lansing, MI 48951

         Bradley J. Powell                  Vice President - Institutional
         210 Interstate North Parkway       Marketing Group
         Suite 401
         Atlanta, GA 30339-2120

         Laura L. Prieskorn                 Vice President - Model Office
         1 Corporate Way
         Lansing, Michigan 48951

         James B. Quinn                     Vice President - Broker
         1 Corporate Way                    Management
         Lansing, MI 48951

         James R. Sopha                     Executive Vice President -
         1 Corporate Way                    Corporate Development
         Lansing, MI 48951

         Robert M. Tucker, Jr.              Vice President - Regional IT
         1 Corporate Way
         Lansing, MI 48951

         Michael A. Wells                   Chief Operating Officer
         401 Wilshire Boulevard             & Director
         Suite 1200
         Santa Monica, CA 90401

         Karen S. Weidman                   Vice President - Denver Service
         8055 E. Tufts Avenue               Center
         Suite 1000
         Denver, CO 80237

Item 26.  Persons Controlled by or Under Common Control with the
          Depositor or Registrant.

           Company             State of Organization          Control/Ownership           Business Principal

120 Orion, LLC                  South Carolina               100% Jackson National Life   Real Estate
                                                             Insurance Company

Alaiedon, LLC                   Michigan                     100% Hermitage
                                                             Management LLC

Alcona Funding LLC              Delaware                     100% Jackson National Life   Investment Related
                                                             Insurance Company            Company

Berrien Funding LLC             Delaware                     100% Jackson National Life   Investment Related
                                                             Insurance Company            Company

BH Clearing, LLC                Michigan                     100% Jackson National Life   Broker/Dealer
                                                             Insurance Company

Brooke Finance Corporation      Delaware                     100% Brooke Holdings, Inc.   Finance Company

Brooke Holdings, Inc.           Delaware                     100% Brooke Holdings (UK)    Holding Company Activities
                                                             Limited

Brooke Holdings (UK) Limited    United Kingdom               100% Holborn Delaware        Holding Company Activities
                                                             Corporation

Brooke Investment, Inc.         Delaware                     100% Brooke Holdings, Inc.   Investment Related Company

Brooke Life Insurance Company   Michigan                     100% Brooke Holdings, Inc.   Life Insurance

Brooke (Jersey) Limited         United Kingdom               100% Prudential One Limited  Holding Company Activities

Calhoun Funding LLC             Delaware                     100% Jackson National Life   Investment Related
                                                             Insurance Company            Company

Crescent Telephone              Delaware                     100% Jackson National Life   Telecommunications
                                                             Insurance Company

Curian Capital, LLC             Michigan                     100% Jackson National Life   Registered Investment
                                                             Insurance Company            Advisor

Equestrian Pointe Investors,    Illinois                     100% Jackson National Life   Real Estate
L.L.C.                                                       Insurance Company

Forty Partners #1, L.C.         Missouri                     100% Jackson National Life   Real Estate
                                                             Insurance Company

GCI Holding Corporation         Delaware                     70% Jackson National Life    Holding Company Activities
                                                             Insurance Company

GS28 Limited                    United Kingdom               100% Brooke Holdings (UK)    Holding Company Activities
                                                             Limited

Hermitage Management, LLC       Michigan                     100% Jackson National Life   Advertising Agency
                                                             Company Insurance

Holborn Delaware Corporation    Delaware                     100% Prudential Four         Holding Company Activities
                                                             Limited

Holliston Mills                 Delaware                     70% Jackson National Life    Textile Mfg.
                                                             Insurance Company

Industrial Coatings Group       Delaware                     70% Jackson National Life    Textile Mfg.
                                                             Insurance Company

IFC Holdings, Inc.              Delaware                     100% National Planning       Broker/Dealer
                                                             Holdings Inc.

Investment Centers of America   Delaware                     100% IFC Holdings, Inc.      Broker/Dealer

JNL Investors Series Trust      Massachusetts                100% Jackson National        Investment Company
                                                             Life Insurance Company

Jackson National Asset          Michigan                     100% Jackson National Life   Investment Adviser and
Management, LLC                                              Insurance Company            Transfer Agent

Jackson National Life           Bermuda                      100% Jackson National        Life Insurance
(Bermuda) Ltd.                                               Life Insurance Company

Jackson National Life           Delaware                     100% Jackson National Life   Advertising/Marketing
Distributors, Inc.                                           Insurance Company            Corporation and
                                                                                          Broker/Dealer

Jackson National Life           New York                     100% Jackson National Life   Life Insurance
Insurance Company of New York                                Insurance Company

JNLI LLC                        Delaware                     100% Jackson National Life   Tuscany Notes
                                                             Insurance Company

JNL Securities, LLC             Michigan                     100% Curian Capital, LLC     Broker/Dealer and
                                                                                          Insurance Agency

JNL Series Trust                Massachusetts                Common Law Trust with        Investment Company
                                                             contractual association
                                                             with Jackson National Life
                                                             Insurance Company of New
                                                             York

JNL Southeast Agency LLC        Michigan                     100% Jackson National        Insurance Agency
                                                             Life Insurance Company

JNL Variable Fund LLC           Delaware                     100% Jackson National        Investment Company
                                                             Separate Account - I

JNL Variable Fund III LLC       Delaware                     100% Jackson National        Investment Company
                                                             Separate Account III

JNL Variable Fund IV LLC        Delaware                     100% Jackson National        Investment Company
                                                             Separate Account IV

JNL Variable Fund V LLC         Delaware                     100% Jackson National        Investment Company
                                                             Separate Account V

JNLNY Variable Fund I LLC       Delaware                     100% JNLNY Separate          Investment Company
                                                             Account I

JNLNY Variable Fund II LLC      Delaware                     100% JNLNY Separate          Investment Company
                                                             Account II

LePages Management Company, LP  Delaware                     50% LePages MC, LLC

LePages MC, LLC                 Delaware                     100% PPM Management, Inc.

Meadows NRH Associates, L.P.    Texas                        100% Meadows NRH, Inc.       Real Estate

Meadows NRH, Inc.               Texas                        100% Jackson National Life   Real Estate
                                                             Insurance Company

National Planning Corporation   Delaware                     100% National Planning       Broker/Dealer and
                                                             Holdings, Inc.               Investment Adviser

National Planning Holdings,     Delaware                     100% Brooke Holdings, Inc.   Holding Company Activities
Inc.

Piedmont Funding LLC            Delaware                     100% Jackson National Life   Investment Related
                                                             Insurance Company            Company

PPM Holdings, Inc.              Delaware                     100% Brooke Holdings, Inc.   Holding Company Activities

Prudential plc                  United Kingdom               Publicly Traded              Financial Institution

Prudential One Limited          United Kingdom               100% Prudential plc          Holding Company Activities

Prudential Two Limited          United Kingdom               100% Prudential One Limited  Holding Company Activities

Prudential Three Limited        United Kingdom               100% Prudential One Limited  Holding Company Activities

Prudential Four Limited         United Kingdom               80% Prudential One Limited,  Holding Company Activities
                                                             10% Prudential Two Limited,
                                                             10% Prudential Three
                                                             Limited

SII Investments, Inc.           Wisconsin                    100% National Planning       Broker/Dealer
                                                             Holdings, Inc.

Item 27. Number of Contract Owners as of March 18, 2005

                  Non-Qualified - 37,081
                  Qualified - 46,626

Item 28.  Indemnification

     Provision is made in the Company's Amended By-Laws for indemnification by the Company of any person who was or is a party or is threatened to be made a party to a civil, criminal, administrative or investigative action by reason of the fact that such person is or was a director, officer or employee of the Company, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceedings, to the extent and under the circumstances permitted by the General Corporation Law of the State of Michigan.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriter

     (a) Jackson National Life Distributors, Inc. acts as general distributor for the Jackson National Separate Account - I. Jackson National Life Distributors, Inc. also acts as general distributor for the Jackson National Separate Account III, the Jackson National Separate Account IV, the Jackson National Separate Account V, the JNLNY Separate Account I and the JNLNY Separate Account II.

     (b) Directors and Officers of Jackson National Life Distributors, Inc.:

Name and Business Address          Positions and Offices with Underwriter

Michael A. Wells                   Director
401 Wilshire Blvd.
Suite 1200
Santa Monica, CA 90401

Andrew B. Hopping                  Director and Chief Financial Officer
1 Corporate Way
Lansing, MI 48951

Clifford J. Jack                   President and Chief Executive Officer
8055 E. Tufts Avenue
Suite 1000
Denver, CO 80237

Nikhil Advani                      Vice President - Business Planning Services
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Stephen M. Ash                     Vice President - Finance
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Michael Bell                       Senior Vice President and Chief Legal Officer
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Kristen (West) Billows             Vice President - Fixed & Index Annuities
8055 E. Tufts Avenue               Marketing Strategy
Suite 1100
Denver, CO 80237

William Britt                      Vice President - Print and Distribution
8055 E. Tufts Avenue               Services
Suite 1100
Denver, CO 80237

Tori Bullen                        Vice President - Institutional Marketing
210 Interstate North Parkway       Group
Suite 401
Atlanta, GA 30339-2120

Greg Cicotte                       Executive Vice President, National Sales
8055 E. Tufts Avenue               Manager
Suite 1100
Denver, CO 80237

Maura Collins                      Vice President - Regulatory Accounting and
8055 E. Tufts Avenue               Special Projects
Suite 1100
Denver, CO 80237

Steve Goldberg                     Vice President - National Sales Desk
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Julia A. Goatley                   Assistant Secretary
1 Corporate Way
Lansing, MI 48951

Luis Gomez                         Vice President - Corporate/Curian Brand
8055 E. Tufts Avenue               Manager
Suite 1100
Denver, CO 80237

Thomas Hurley                      Vice President - Market Research and Analysis
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Mark Jones                         Vice President - Production Management
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Steve Kluever                      Senior Vice President - Variable Product
8055 E. Tufts Avenue               Development
Suite 1100
Denver, CO 80237

James Livingston                   Executive Vice President - Operations
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Doug Mantelli                      Vice President - Creative Services
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Susan McClure                      Vice President - Business Development and
8055 E. Tufts Avenue               Chief of Staff
Suite 1100
Denver, CO 80237

James McCorkle                     Vice President of National Accounts
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Thomas J. Meyer                    Secretary
1 Corporate Way
Lansing, MI 48951

Jack Mishler                       Vice President - Marketing Strategy,
8055 E. Tufts Avenue               Variable Annuities
Suite 1100
Denver, CO 80237

Michael Nicola                     Senior Vice President - Strategic
8055 E. Tufts Avenue               Relationships
Suite 1100
Denver, CO 80237

Bradley J. Powell                  Executive Vice President
210 Interstate North Parkway
Suite 401
Atlanta, GA 30339-2120

Peter Radloff                      Vice President - Advanced Markets
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Gregory B. Salsbury                Executive Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Greg Smith                         Senior Vice President - Business Planning
8055 E. Tufts Avenue               Services
Suite 1100
Denver, CO 80237

David Sprague                      Senior Vice President - Marketing Strategy
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Daniel Starishevsky                Senior Vice President - Marketing
8055 E. Tufts Avenue               Communications
Suite 1100
Denver, CO 80237

Doug Townsend                      Vice President, Controller and FinOp
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Ray Trueblood                      Vice President - Life Insurance Marketing
8055 E. Tufts Avenue               Strategy
Suite 1100
Denver, CO 80237

Phil Wright                        Vice President - New Business Development
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

         (c)

                      Net Under-     Compensation
                      writing        on
                      Discounts      Redemption
Name of Principal     and            or Annuiti-       Brokerage
Underwriter           Commissions    zation           Commissions   Compensation
-----------           -----------    -------          -----------   ------------

Jackson
National Life          Not            Not             Not           Not
Distributors, Inc.     Applicable     Applicable      Applicable    Applicable

Item 30. Location of Accounts and Records

                  Jackson National Life Insurance Company
                  1 Corporate Way
                  Lansing, Michigan 48951

                  Jackson National Life Insurance Company
                  Institutional Marketing Group Service Center
                  1 Corporate Way
                  Lansing, Michigan 48951

                  Jackson National Life Insurance Company
                  8055 East Tufts Ave., Second Floor
                  Denver, Colorado 80237

                  Jackson National Life Insurance Company
                  225 West Wacker Drive, Suite 1200
                  Chicago, IL  60606

Item 31. Management Services

          Not Applicable

Item 32. Undertakings and Representations

               a. Jackson National Life Insurance Company hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
          (16) months old for so long as payment under the variable annuity contracts may be accepted.

               b. Jackson National Life Insurance Company hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

               c. Jackson National Life Insurance Company hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

               d. Jackson National Life Insurance Company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Jackson National Life Insurance Company.

               e. The Registrant hereby represents that any contract offered by the prospectus and which is issued pursuant to Section 403(b)of the Internal Revenue Code of 1986 as amended, is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's industry-wide no-action letter to the American Council of Life Insurance (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with IRS
          Section 403(b)(11).

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this post-effective amendment and has caused this post-effective amendment to the Registration Statement to be signed on its behalf, in the City of Lansing, and State of Michigan, on this 27th day of April, 2005.

                           Jackson National Separate Account - I
                                  (Registrant)

                           By:  Jackson National Life Insurance Company

                           By: /s/ Thomas J. Meyer*
                               -------------------------------------------
                                    Andrew B. Hopping
                                    Executive Vice President -
                                    Chief Financial Officer and Director

                           Jackson National Life Insurance Company
                                    (Depositor)

                           By: /s/ Thomas J. Meyer*
                               -------------------------------------------
                                     Andrew B. Hopping
                                     Executive Vice President -
                                     Chief Financial Officer and Director

     As required by the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

/s/ Thomas J. Meyer*
-----------------------------------                          April 27, 2005
Clark P. Manning, President, Chief                           -----------------
Executive Officer and Director

/s/ Thomas J. Meyer*
-----------------------------------                          April 27, 2005
Michael A. Wells, Director                                   -----------------

/s/ Thomas J. Meyer*
-----------------------------------                          April 27, 2005
Andrew B. Hopping, Executive Vice President -                -----------------
Chief Financial Officer and Director

/s/ Thomas J. Meyer*
-----------------------------------                          April 27, 2005
Robert A. Fritts, Vice President                             -----------------
and Comptroller - Financial Operations


* Thomas J. Meyer, Senior Vice President, Secretary,
General Counsel and Attorney-in-Fact

                                POWER OF ATTORNEY

         KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as a director and/or officer of JACKSON NATIONAL LIFE INSURANCE COMPANY (the Depositor), a Michigan corporation, hereby appoints Andrew B. Hopping, Thomas J. Meyer and Clark P. Manning (with full power to each of them to act alone) his attorney-in-fact and agent, each with full power of substitution and resubstitution, for and in his name, place and stead, in any and all capacities, to execute, deliver and file in the names of the undersigned, any of the documents referred to below relating to the registration statement on Form N-4, under the Investment Company Act of 1940, as amended, and under the Securities Act of 1933, as amended, covering the registration of a Variable Annuity Contract issued by Jackson National Separate Account - I (the Registrant), including the initial registration statements, any amendment or amendments thereto, with all exhibits and any and all documents required to be filed with respect thereto with any regulatory authority. Each of the undersigned grants to each of said attorney-in-fact and agent, full authority to do every act necessary to be done in order to effectuate the same as fully, to all intents and purposes as he could do in person, thereby ratifying all that said attorney-in-fact and agent, may lawfully do or cause to be done by virtue hereof.

         This Power of Attorney may be executed in one or more counterparts, each of which shall be deemed to be an original, and all of which shall be deemed to be a single document.

         IN WITNESS WHEREOF, each of the undersigned director and/or officer hereby executes this Power of Attorney as of the 3rd day of January, 2005.

/s/ Clark P. Manning
--------------------------------------
Clark P. Manning, President, Chief
Executive Officer and Director

/s/ Michael A. Wells
--------------------------------------
Michael A. Wells, Director

/s/ Andrew B. Hopping
--------------------------------------
Andrew B. Hopping, Executive Vice President,
Chief Financial Officer and Director

/s/ Robert A. Fritts
--------------------------------------
Robert A. Fritts, Vice President
and Controller - Financial Operations

                                  EXHIBIT LIST

Exhibit
No.       Description

9.       Opinion and Consent of Counsel, attached hereto as EX-9.

10. Consent of Independent Registered Public Accounting Firm, attached hereto as EX-10.